       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON April 25, 2012


                                                     Registration Nos. 333-51676
                                                                       811-08828
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                               -----------------

                                    FORM N-4

                               -----------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]

                           PRE-EFFECTIVE AMENDMENT NO.                     [ ]


                         POST-EFFECTIVE AMENDMENT NO. 23                   [X]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]


                                 AMENDMENT NO. 53                           [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                       NEW ENGLAND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                501 Boylston Street, Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number: 617-578-2000

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                             Marie C. Swift, Esquire
                           Vice President and Counsel
                       New England Life Insurance Company
                               501 Boylston Street
                        Boston, Massachusetts 02116-3700



                                    COPY TO:
                            Stephen E. Roth, Esquire
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415


It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on April 30, 2012 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Individual Variable Annuity Contracts




================================================================================

                         AMERICAN FORERUNNER SERIES(R)

            Individual Flexible Premium Variable Annuity Contracts

               Issued By
 New England Variable Annuity Separate
              Account of                   Annuity Administrative Office:
  New England Life Insurance Company               P.O. Box 14594
          501 Boylston Street                 Des Moines, IA 50306-3594
      Boston, Massachusetts 02116
            (800) 435-4117


   This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and non-qualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in these Eligible Funds of the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust and the American Funds Insurance Series.


AMERICAN FUNDS INSURANCE SERIES(R)

American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund

MET INVESTORS SERIES TRUST


AllianceBernstein Global Dynamic Allocation Portfolio
AQR Global Risk Balanced Portfolio
BlackRock Global Tactical Strategies Portfolio

BlackRock Large Cap Core Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio

Invesco Balanced-Risk Allocation Portfolio

Invesco Small Cap Growth Portfolio
Janus Forty Portfolio

JPMorgan Global Active Allocation Portfolio

Lazard Mid Cap Portfolio
Legg Mason ClearBridge Aggressive Growth Portfolio
Lord Abbett Bond Debenture Portfolio

Lord Abbett Mid Cap Value Portfolio

Met/Franklin Income Portfolio
Met/Franklin Low Duration Total Return Portfolio
Met/Franklin Mutual Shares Portfolio
Met/Templeton Growth Portfolio

MetLife Balanced Plus Portfolio

MFS(R) Research International Portfolio
Morgan Stanley Mid Cap Growth Portfolio


PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio

Pyramis(R) Government Income Portfolio

RCM Technology Portfolio

Schroders Global Multi-Asset Portfolio

T. Rowe Price Mid Cap Growth Portfolio

MET INVESTORS SERIES TRUST--ASSET ALLOCATION PORTFOLIOS

American Funds(R) Balanced Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
Met/Franklin Templeton Founding Strategy Portfolio
MetLife Aggressive Strategy Portfolio

MET INVESTORS SERIES TRUST--EXCHANGE TRADED FUND ("ETF") PORTFOLIOS

SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio

METROPOLITAN FUND


Baillie Gifford International Stock Portfolio

Barclays Capital Aggregate Bond Index Portfolio
BlackRock Aggressive Growth Portfolio
BlackRock Bond Income Portfolio
BlackRock Diversified Portfolio
BlackRock Large Cap Value Portfolio
BlackRock Legacy Large Cap Growth Portfolio
BlackRock Money Market Portfolio
Davis Venture Value Portfolio
FI Value Leaders Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
Met/Artisan Mid Cap Value Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
MFS(R) Value Portfolio

MSCI EAFE(R) Index Portfolio

Neuberger Berman Genesis Portfolio


Oppenheimer Global Equity Portfolio
Russell 2000(R) Index Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio

METROPOLITAN FUND--ASSET ALLOCATION PORTFOLIOS

MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio

   You may also allocate purchase payments to a Fixed Account in states that have approved this option. Limits apply to transfers to and from the Fixed Account.


                                APRIL 30, 2012

   When you purchase your Contract, you must select one of five Classes of the Contract, each of which has different Withdrawal Charges and Asset-Based Insurance Charges. The five available Classes of the Contract are:

  .  Standard Class,

  .  B Plus Class,

  .  C Class,

  .  L Class, and

  .  P Class.

   If you select the B Plus Class, we will add a bonus amount to each purchase payment received in the first Contract Year. The overall expenses for the B Plus Class Contract may be higher than the expenses for a similar Contract that does not pay a bonus. Over time, the value of the bonus could be more than offset by higher expenses.

   Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.


   You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated April 30, 2012. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-175 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 1095 Avenue of the Americas, New York, NY 10036, 1-800-777-5897 or visit our website at www.metlife.com.


   NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

   YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5897. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

   WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


                                APRIL 30, 2012

                               TABLE OF CONTENTS
                                      OF
                                THE PROSPECTUS


                                                                         PAGE
                                                                         ----
   GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS....................  A-5
   HIGHLIGHTS...........................................................  A-6
   FEE TABLE............................................................ A-12
   HOW THE CONTRACT WORKS............................................... A-20
   THE COMPANY.......................................................... A-21
   THE VARIABLE ACCOUNT................................................. A-21
   INVESTMENTS OF THE VARIABLE ACCOUNT.................................. A-21
      Investment Advice................................................. A-28
      Certain Payments We Receive with Regard to the Eligible Funds..... A-30
      Share Classes of the Eligible Funds............................... A-31
      Substitution of Investments....................................... A-32
   THE FIXED ACCOUNT.................................................... A-32
   THE CONTRACTS........................................................ A-32
      Standard Class.................................................... A-32
      B Plus Class...................................................... A-33
      C Class........................................................... A-33
      L Class........................................................... A-33
      P Class........................................................... A-33
      Purchase Payments................................................. A-34
      Ten Day Right to Review........................................... A-35
      Allocation of Purchase Payments................................... A-35
      Investment Allocation Restrictions for Certain Riders............. A-35
      Contract Value and Accumulation Unit Value........................ A-38
      Payment on Death Prior to Annuitization........................... A-38
      Standard Death Benefit............................................ A-39
      Annual Step-Up Death Benefit...................................... A-39
      Greater of Annual Step-Up or 5% Annual Increase Death Benefit..... A-40
      Enhanced Death Benefit Rider...................................... A-40
      Earnings Preservation Benefit Rider............................... A-43
      Options for Death Proceeds........................................ A-44
      Transfer Privilege................................................ A-46
      Dollar Cost Averaging............................................. A-49
      Asset Rebalancing................................................. A-51
      Withdrawals....................................................... A-51
      Systematic Withdrawals............................................ A-52
      Suspension of Payments............................................ A-53
      Inactive Contracts................................................ A-53
      Ownership Rights.................................................. A-53
      Requests and Elections............................................ A-54
      Confirming Transactions........................................... A-55
      State Variations.................................................. A-55
   ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS. A-55
      Asset-Based Insurance Charge...................................... A-56
      Contract Administrative Fee....................................... A-56
      Withdrawal Charge................................................. A-57
      Enhanced Death Benefit Rider...................................... A-58

                                                                          PAGE
                                                                          -----
   Earnings Preservation Benefit Rider...................................  A-59
   Guaranteed Minimum Income Benefit Rider...............................  A-59
   Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit Rider.  A-60
   Guaranteed Minimum Accumulation Benefit Rider.........................  A-62
   Premium and Other Tax Charges.........................................  A-62
   Other Expenses........................................................  A-63
ANNUITY PAYMENTS.........................................................  A-63
   Election of Annuity...................................................  A-63
   Annuity Options.......................................................  A-64
   Amount of Annuity Payments............................................  A-66
LIVING BENEFITS..........................................................  A-66
   Overview of Living Benefit Riders.....................................  A-66
GUARANTEED INCOME BENEFITS...............................................  A-67
   Facts About Guaranteed Income Benefit Riders..........................  A-68
   Description of GMIB Plus II...........................................  A-70
   Description of GMIB Plus I (formerly, the Predictor Plus).............  A-75
   Description of GMIB II (formerly, the Predictor)......................  A-77
   Description of GMIB I.................................................  A-78
GUARANTEED WITHDRAWAL BENEFITS...........................................  A-79
   Facts About Guaranteed Withdrawal Benefit Riders......................  A-79
   Description of the Lifetime Withdrawal Guarantee II...................  A-82
   Description of the Lifetime Withdrawal Guarantee I....................  A-89
   Description of the Enhanced Guaranteed Withdrawal Benefit.............  A-90
   Description of the Guaranteed Withdrawal Benefit I....................  A-94
GUARANTEED MINIMUM ACCUMULATION BENEFIT..................................  A-95
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS...........................  A-99
FEDERAL INCOME TAX CONSIDERATIONS........................................  A-99
   Taxation of Non-Qualified Contracts................................... A-100
   Taxation of Qualified Contracts....................................... A-102
   Possible Tax Law Changes.............................................. A-106
VOTING RIGHTS............................................................ A-106
DISTRIBUTION OF THE CONTRACTS............................................ A-106
THE OPERATION OF THE FIXED ACCOUNT....................................... A-108
   Contract Value and Fixed Account Transactions......................... A-109
INVESTMENT PERFORMANCE INFORMATION....................................... A-109
   Yields................................................................ A-110
   Standard Return....................................................... A-110
   Non-Standard Return................................................... A-110
   Other Performance..................................................... A-111
LEGAL PROCEEDINGS........................................................ A-111
FINANCIAL STATEMENTS..................................................... A-111
ACCUMULATION UNIT VALUES (Condensed Financial Information)............... A-111
APPENDIX A: Consumer Tips................................................ A-150
APPENDIX B: Withdrawal Charge............................................ A-151
APPENDIX C: Premium Tax.................................................. A-152
APPENDIX D: Guaranteed Minimum Income Benefit Examples................... A-153
APPENDIX E: Guaranteed Withdrawal Benefit Examples....................... A-160
APPENDIX F: Enhanced Death Benefit Examples.............................. A-171
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION................. A-175

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

   We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

   ACCOUNT.  A subaccount of the Variable Account or the Fixed Account.

   ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

   ANNUITANT.  The natural person on whose life Annuity Payments are based.

   ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.

   ANNUITY DATE. A date on which you choose to begin receiving Annuity Payments which must be at least 30 days after issue. If you do not choose a date, the Annuity Date will be no later than the Maturity Date shown on the Contract Schedule.

   ANNUITY UNIT. An accounting device used to calculate the dollar amount of Annuity payments.

   BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

   CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract Anniversary thereafter.

   DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

   FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

   GOOD ORDER. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

   MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the later of (i) the date when the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less), or
(ii) 10 years from the issue date.

   OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

   PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on full withdrawals or partial withdrawals of the Contract, the Contract Owner.

   VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.

   VARIABLE ANNUITY. An annuity providing for Annuity payments varying in amount to reflect the investment experience of a separate investment account.

                                  HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

   Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

   If the owner of a non-qualified annuity contract is not a natural person (e.g., certain trusts) gains under the contract are generally not eligible for tax deferral.

THE CONTRACTS:

   The American Forerunner Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Amount of Annuity Payments.") We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

   The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. Depending on your expectations and preferences, you can choose the Class that best meets your needs.

   Prior to issuance, you must select one of five available Classes of the
Contract:

  . Standard Class, which imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing annually over 7 years, and an Asset-Based Insurance Charge;

  . B Plus Class (which may be referred to as the "Bonus Class"), which credits a bonus amount to purchase payments received in the first Contract Year, imposes a higher Withdrawal Charge (maximum 9%) over a longer period of time (9 years), and imposes a relatively higher Asset-Based Insurance Charge during the Withdrawal Charge period;

  . C Class, which does not impose any Withdrawal Charge on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge;

  . L Class, which reduces the period of time (3 years) that a Withdrawal Charge (maximum 7%) applies on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge; and

  . P Class, which lengthens the period of time (9 years) that a Withdrawal Charge (maximum 8%) is imposed on withdrawals, and imposes a relatively lower Asset-Based Insurance Charge.

   For the B Plus Class, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with the B Plus Class may exceed the bonus amount and any related earnings. You should consider this possibility before purchasing a B Plus Class Contract.

   Your financial representative can help you decide which Class is best for you. The following chart shows in graphic form the relative levels of the Withdrawal Charge and Asset-Based Insurance Charge under each Class:

                                    [GRAPHIC]



   For actual expenses of each Class, see the Fee Table.

PURCHASE PAYMENTS:

   Currently, the minimum initial and subsequent purchase payments are as follows (exceptions may apply):

              CLASS                  INITIAL           SUBSEQUENT
              -----        -------                     ----------
              Standard, P. $5,000 (nonqualified plans)    $500
                           $2,000 (qualified plans)
              C,L......... $25,000                        $500
              B Plus...... $10,000                        $500

   We may limit the purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date for the Standard Class, nine years for the P Class and the B Plus Class, and three years for the L Class, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91. For joint Contract Owners, you may not make a purchase payment after the older Contract Owner reaches age 86. (See "Purchase Payments.")

OWNERSHIP:

   The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). If a non-natural person, such as a trust, is the Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits. The Owner of the Contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a simplified employee pension plan ("SEP") under paragraph 408(k) of the Internal Revenue Code ("the Code") and a Simple Retirement Account ("SIMPLE IRA") under paragraph 408(p) of the Code. A contract generally may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Code may purchase the Contract.

   Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or same-sex spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits--Guaranteed Withdrawal Benefits").

   FOR ANY TAX QUALIFIED ACCOUNT (E.G. INDIVIDUAL RETIREMENT ACCOUNTS), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

   For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:

   You may allocate purchase payments to the subaccounts or to the Fixed Account. The Fixed Account is not available to Contracts purchased on or after May 1, 2003 for which the C Class has been selected. The Fixed Account is also not available to Contracts purchased in New York on or after May 1, 2003 if the optional Guaranteed Minimum Income Benefit or a Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee is selected. If you elect to purchase the GMIB Plus II or GMIB Plus I Guaranteed Minimum Income Benefit, the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I, the Guaranteed Minimum Accumulation Benefit, or the Enhanced Death Benefit, you are limited to allocating your purchase payment and Contract Value as described in "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders." We may restrict the Eligible Funds available to you if you select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.

   If you use Enhanced Dollar Cost Averaging ("EDCA"), you also may allocate your purchase payments and Contract Value to the EDCA Guaranteed Account (provided your EDCA destination portfolios are one of the permitted Subaccounts). You can allocate your Contract Value among the subaccounts and the Fixed Account as you choose any time (subject to limitation). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. If you wish to allocate a subsequent purchase payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. You must allocate a minimum of $500 dollars to each account you select. However, for individual retirement annuities, individual retirement accounts and Roth Individual Retirement Accounts, if purchase payments are less than $2,000, then you may allocate the payment to a maximum of four subaccounts.

   You can change your purchase payment allocation (unless you elect to purchase the optional Guaranteed Minimum Accumulation Benefit). We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers, but we do apply special limits to "market timing." (See

"Transfer Privilege--Market Timing.") The minimum transfer amount is currently $500, unless we have agreed otherwise. Special limits may apply to transfers to and from the Fixed Account. (See "THE FIXED ACCOUNT.") The maximum transfer amount is $500,000 for each transaction.

CHARGES:

   We apply the following charges to your Contract:

  .  premium tax charge, in some states.

  . asset-based insurance charge at an annual rate ranging from 1.15% to 1.95% of the Variable Account's daily net assets depending upon the Class and death benefit option you select (these amounts increase by 0.25% for subaccounts investing in the American Funds Insurance Series).

  . annual contract administrative fee of $30 during the accumulation phase and pro rata at annuitization (if the Contract Value is less than $50,000).

  . except for C Class, Withdrawal Charge that varies by Class (maximum of 9% of each purchase payment made) on certain full and partial withdrawals and certain annuitization transactions.

  . for Contracts with a Guaranteed Minimum Income Benefit Rider, a fee of 1.00% for the GMIB Plus II, 0.80% for GMIB Plus I, or 0.50% for GMIB II or GMIB I, imposed on the Income Base annually in arrears on each Contract Anniversary prior to annuitization (up to a maximum fee of 1.50% of the Income Base upon Optional Reset for GMIB Plus I or GMIB Plus II).

  . for Contracts with the Guaranteed Withdrawal Benefit Rider, a fee of 0.50% of the Guaranteed Withdrawal Amount (up to a maximum fee of 0.95% of the Guaranteed Withdrawal Amount upon Optional Reset).

  . for Contracts with the Enhanced Guaranteed Withdrawal Benefit Rider, a fee of 0.55% of the Guaranteed Withdrawal Amount (up to a maximum fee of 1.00% upon Optional Reset).

  . for Contracts with a Guaranteed Minimum Accumulation Benefit Rider, a fee of 0.75% of the Guaranteed Accumulation Amount.

  . for Contracts with an Earnings Preservation Benefit Rider, a fee of 0.25% deducted daily from subaccount assets prior to annuitization.

  . for Contracts with a Lifetime Withdrawal Guarantee Benefit I rider, a fee of 0.50% of the Total Guaranteed Withdrawal Amount (up to a maximum of 0.95% if an Automatic Annual Step-Up occurs) for the Single Life version, and a fee of 0.70% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.40% if an Automatic Annual Step-Up occurs) for the Joint Life version.

  . for Contracts with a Lifetime Withdrawal Guarantee II Benefit rider, a fee of 1.25% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.60% if an Automatic Annual Step-Up occurs) for the Single Life version, and a fee of 1.50% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.80% if an Automatic Annual Step-Up occurs) for the Joint Life version.

  . for Contracts with an Enhanced Death Benefit rider, a fee of 0.75% (issue age 0-69) or 0.95% (issue age 70-75 of the death benefit base (up to a maximum of 1.50% if an Optional Step-Up occurs).

   Certain waivers or reductions may apply. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

   We do not deduct a sales charge from purchase payments.

   For information concerning compensation paid for the sale of contracts, see "Distribution of the Contracts."

TEN DAY RIGHT TO REVIEW:

   After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments).

PAYMENT ON DEATH:

   If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit.

   You will receive the Standard Death Benefit unless you chose to receive one of three optional death benefits--the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit or the Enhanced Death Benefit. The first two optional death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering income taxes payable at death. For Contracts issued on or after May 1, 2011, the Earnings Preservation Benefit Rider may not be elected with the Enhanced Death Benefit Rider.

   The Standard Death Benefit equals the greater of the current Contract Value or total purchase payments less a pro rata reduction for partial withdrawals. The Annual Step-Up Death Benefit equals the greater of current Contract Value or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Greater of Annual Step-Up or 5% Annual Increase Death Benefit equals the greatest of: current Contract Value; purchase payments (less prior withdrawals) accumulated at an annual rate of 5%; or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Enhanced Death Benefit equals the greatest of:
(1) current Contract Value, (2) total purchase payments (adjusted for withdrawals) accumulated at 5% per year, or (3) the highest Contract Value on any Contract Anniversary (adjusted for withdrawals). The Enhanced Death Benefit is payable only in a lump sum.

   Death Proceeds are taxable and generally are included in the income of the recipient as follows:

  . If received under an annuity payment option, they are taxed in the same manner as annuity payments.

  . If distributed in a lump sum, they are taxed in the same manner as a full withdrawal.

WITHDRAWALS:


   Before annuitization you can send us a written request to withdraw all or part of your Contract Value. After a partial withdrawal, the remaining Contract Value must be at least $2,000. Currently, a partial withdrawal must be at least $500. A withdrawal may be subject to federal income tax and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "FEDERAL INCOME TAX CONSIDERATIONS.") You may also elect to purchase for an additional charge, a Guaranteed Minimum Income Benefit Rider ("GMIB"), a Guaranteed Withdrawal Benefit Rider ("GWB"), a Lifetime Withdrawal Guarantee Rider ("LWG"), or a Guaranteed Minimum Accumulation Benefit Rider ("GMAB"), which guarantees the return of your purchase payments over time (subject to the requirements of the rider).


   A Withdrawal Charge will apply to certain full and partial withdrawals and certain annuitization transactions for Standard, B Plus, L and P Class Contracts. On full withdrawals the annual contract administrative fee will be deducted. No Withdrawal Charge applies to C Class Contracts. We reserve the right to deduct a premium tax charge on full and partial withdrawals in some states.

   On a Standard, B Plus, L, or P Class Contract in any Contract Year you can make a withdrawal of a portion of your purchase payments free from any Withdrawal Charge (the "free withdrawal amount"). In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments or the quarterly amount does not exceed 1/4 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge.


OTHER

   We are obligated to pay all money we owe under the Contracts, including death benefits, annuity payments, and amounts due under a GMIB, GWB, LWG or GMAB. Any such amounts that exceed the assets in the Variable

Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "THE VARIABLE ACCOUNT.")


REPLACEMENT OF CONTRACTS

   EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a Withdrawal Charge. The account value of this Contract attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the Withdrawal Charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

   OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

                                   FEE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Premium and Other Tax Charges" for more information.

CONTRACT OWNER TRANSACTION EXPENSES

      Sales Charge Imposed on Purchase Payments........... None
      Withdrawal Charge (as a percentage of each purchase  9% declining payment).......................................... annually -- see
                                                           Note/(1)/
      Transfer Fee/(2)/................................... $25

NOTES:

(1)The Withdrawal Charge is a declining percentage of each purchase payment and varies by Contract Class, as follows:

NUMBER OF
COMPLETE YEARS FROM RECEIPT OF  STANDARD CLASS B PLUS CLASS L CLASS P CLASS C CLASS
PURCHASE PAYMENT                    CHARGE        CHARGE    CHARGE  CHARGE  CHARGE
------------------------------  -------------- ------------ ------- ------- -------
      0........................       7%            9%         7%      8%    None
      1........................       6%            8%         6%      8%
      2........................       6%            8%         5%      8%
      3........................       5%            7%         0%      7%
      4........................       4%            6%         0%      6%
      5........................       3%            5%         0%      5%
      6........................       2%            4%         0%      4%
      7........................       0%            2%         0%      3%
      8........................       0%            2%         0%      2%
      9 and thereafter.........       0%            0%         0%      0%

(2)Currently, we do not charge this fee. We reserve the right to limit the number and dollar amount of transfers and impose a transfer fee of up to $25. We will not restrict transfers to less than 12 per Contract Year.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

VARIABLE ACCOUNT ANNUAL EXPENSES*
(as a percentage of average daily net assets in the subaccounts)

      Asset-Based Insurance Charge for all subaccounts except the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts/(1)/

DEATH BENEFIT:**                        STANDARD CLASS B PLUS CLASS/(2)/ C CLASS L CLASS P CLASS
----------------                        -------------- ----------------  ------- ------- -------
Standard Death Benefit.................      1.25%           1.60%        1.60%   1.50%   1.15%
Annual Step-Up Death Benefit...........      1.45%           1.80%        1.80%   1.70%   1.35%
Greater of Annual Step-Up or 5% Annual
  Increase Death Benefit...............      1.60%           1.95%        1.95%   1.85%   1.50%

       Asset-Based Insurance Charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts/(1)/

DEATH BENEFIT:**                        STANDARD CLASS B PLUS CLASS/(2)/ C CLASS L CLASS P CLASS
----------------                        -------------- ----------------  ------- ------- -------
Standard Death Benefit.................     1.50%           1.85%         1.85%   1.75%   1.40%
Annual Step-Up Death Benefit...........     1.70%           2.05%         2.05%   1.95%   1.60%
Greater of Annual Step-Up or 5% Annual
  Increase Death Benefit...............     1.85%           2.20%         2.20%   2.10%   1.75%
Earnings Preservation Benefit Rider/(3)/................................................  0.25%

OTHER CONTRACT FEES

                  Annual Contract Administrative Fee/(4)/. $30

OPTIONAL BENEFIT RIDERS+

Enhanced Death Benefit Rider (issue age 0-69)/(5)/.... Maximum Guaranteed Charge: 1.50%
                                                                  Current Charge: 0.75%

Enhanced Death Benefit Rider (issue age 70-75)/(5)/... Maximum Guaranteed Charge: 1.50%
                                                                  Current Charge: 0.95%

Guaranteed Minimum Income Benefit (GMIB Plus II)/(6)/. Maximum Guaranteed Charge: 1.50%
                                                                  Current Charge: 1.00%

Guaranteed Minimum Income Benefit (GMIB Plus I)/(6)/.. Maximum Guaranteed Charge: 1.50%
                                                                  Current Charge: 0.80%

Guaranteed Minimum Income Benefit (GMIB II or GMIB
  I)/(6)/.............................................            Current Charge: 0.50%

Guaranteed Withdrawal Benefit/(7)/.................... Maximum Guaranteed Charge: 0.95%
                                                                  Current Charge: 0.50%

Enhanced Guaranteed Withdrawal Benefit/(7)/........... Maximum Guaranteed Charge: 1.00%
                                                                  Current Charge: 0.55%

Lifetime Withdrawal Guarantee II Benefit (Single Life
  Version)/(8)/....................................... Maximum Guaranteed Charge: 1.60%
                                                                  Current Charge: 1.25%

Lifetime Withdrawal Guarantee II Benefit (Joint Life
  Version)/(8)/....................................... Maximum Guaranteed Charge: 1.80%
                                                                  Current Charge: 1.50%

Lifetime Withdrawal Guarantee I Benefit (Single Life
  version)/(8)/....................................... Maximum Guaranteed Charge: 0.95%
                                                                  Current Charge: 0.50%

Lifetime Withdrawal Guarantee I Benefit (Joint Life
  version)/(8)/....................................... Maximum Guaranteed Charge: 1.40%
                                                                  Current Charge: 0.70%

Guaranteed Minimum Accumulation Benefit/(9)/..........            Current Charge: 0.75%

NOTES:

* We are waiving the Asset Based Insurance Charge in the amount of 0.08% for the Subaccount investing in the BlackRock Large Cap Core Portfolio.

** Please see "Optional Benefit Riders" below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the death benefit base and deducted annually from your Contract Value.

+ You may only elect one living benefit rider at a time. Certain riders are no longer available for purchase. (See "Living Benefits.") The GMIB Plus II rider is the only living benefit rider that may be elected with the Enhanced Death Benefit rider. For Contracts issued on or after May 1, 2011, the Earnings Preservation Benefit Rider may not be elected with the Enhanced Death Benefit Rider.

(1)For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. After annuitization, the amount of the Asset-Based Insurance Charge for each Class will be the charge that would apply for the standard death benefit; except that for the B Plus Class and the P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization (1.50% for the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts). We reserve the right to impose an increased Asset-Based Insurance Charge on other subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

(2)The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.

(3)The charge for the Earnings Preservation Benefit Rider will not be assessed after annuitization.

(4)We will also deduct this fee on full withdrawal (regardless of contract size) and pro rata on annuitization. This fee will not be deducted during the accumulation period or on annuitization for Contracts with a Contract Value of $50,000 or more. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment.

(5)The Enhanced Death Benefit rider charge is imposed on the death benefit base annually in arrears on each Contract Anniversary (prior to taking into account any Optional Step-Up). The death benefit base is initially set at an amount equal to your initial purchase payment. The death benefit base is adjusted for subsequent purchase payments and withdrawals. See "THE CONTRACTS--Enhanced Death Benefit" for a definition of the term death benefit base. If you elect an Optional Step-Up, we may increase the charge. Different charges for the Enhanced Death Benefit were in effect prior to May 4, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Enhanced Death Benefit Rider" for more information.


(6)For Contracts issued in New York State only, the GMIB Plus II rider charge is 0.95%. The Guaranteed Minimum Income Benefit rider charge is imposed on the Income Base annually in arrears on each Contract Anniversary (for GMIB Plus I and GMIB Plus II, prior to taking into account any Optional Reset/Step-Up). The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Income Base is based on the greater of premiums accumulated with interest and the greatest anniversary value for the Contract, subject to certain limitations. The charge for the Guaranteed Minimum Income Benefit will not be assessed after annuitization. If you elect an Optional Reset under GMIB Plus I or an Optional Step-Up under GMIB Plus II, we may increase the charge but the charge will not exceed the maximum charge listed in this table. Different charges for GMIB II and GMIB I were in effect prior to May 1, 2005. Different charges for GMIB Plus I were in effect prior to February 26, 2007. Different charges for GMIB Plus II were in effect prior to February 24, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Guaranteed Minimum Income Benefit Rider" and "GUARANTEED INCOME BENEFITS" for more information.


(7)The Guaranteed Withdrawal Benefit rider charge is imposed on the Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Guaranteed Withdrawal Amount initially equals your purchase payments (and any applicable GWB Bonus Amount). If you elect an Optional Reset as permitted under this benefit, we may increase the Guaranteed Withdrawal Benefit charge to the then current charge applicable to the same rider, but no more than the maximum percentage of the Guaranteed Withdrawal Amount stated above. Different charges for Enhanced Guaranteed Withdrawal Benefit were in effect prior to July 16, 2007. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit Rider" and "GUARANTEED WITHDRAWAL BENEFITS" for more information.

(8)The Lifetime Withdrawal Guarantee rider charge is imposed on the Total Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary (after applying any 7.25% Compounding Income Amount (6% in New
   York) and prior to taking into account any Automatic Annual Step-Up). The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Total Guaranteed Withdrawal Amount initially equals your initial Purchase Payments. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the charge. Different charges for LWG II were in effect prior to February 24, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit Rider" and "GUARANTEED WITHDRAWAL BENEFITS" for more information.

(9)The Guaranteed Minimum Accumulation Benefit Rider Charge is imposed on the Guaranteed Accumulation Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from the Asset Allocation subaccount and the EDCA Guaranteed Account. The Guaranteed Accumulation Amount equals a percentage of the purchase payments you made during the first 120 days that you held the Contract, less reductions for any withdrawals (and related Withdrawal Charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected. See "GUARANTEED MINIMUM ACCUMULATION BENEFIT" for more information.

   The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                                   MINIMUM MAXIMUM
                                                                                   ------- -------
TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES*
(expenses that are deducted from Eligible Fund assets, including management fees,
  distribution (12b-1) fees, and other expenses)..................................  0.52%   1.30%


NOTE:

*The minimum operating expenses do not take into consideration any portfolio of the American Funds Insurance Series, for which an additional Asset-Based Insurance charge applies. The range of Total Annual Eligible Fund Operating Expenses does not take into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses, as described in more detail below.


   The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2011, before and after any applicable contractual expense subsidy or expense deferral arrangement. The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Eligible Funds have agreed to waive fees and/or pay expenses of the portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Eligible Fund, but the expenses of the Eligible Fund are below the level that would trigger the waiver or reimbursement. Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements or voluntary waivers. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended
December 31, 2011. Current or future expenses may be greater or less than those shown. Certain Eligible Funds may impose a redemption fee in the future.


ANNUAL ELIGIBLE FUND OPERATING EXPENSES

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                                                CONTRACTUAL
                                                                           ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                                           FUND FEES  ANNUAL      AND/OR      ANNUAL
                                                 MANAGEMENT 12B-1  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                    FEE     FEES  EXPENSES EXPENSES* EXPENSES  REIMBURSEMENT EXPENSES
                                                 ---------- ----- -------- --------- --------- ------------- ---------

AMERICAN FUNDS INSURANCE SERIES(R)
American Funds Bond Fund........................   0.36%    0.25%  0.02%        --     0.63%          --       0.63%
American Funds Global Small Capitalization Fund.   0.70%    0.25%  0.04%        --     0.99%          --       0.99%
American Funds Growth Fund......................   0.32%    0.25%  0.02%        --     0.59%          --       0.59%
American Funds Growth-Income Fund...............   0.27%    0.25%  0.01%        --     0.54%          --       0.53%

MET INVESTORS SERIES TRUST
AllianceBernstein Global Dynamic Allocation
 Portfolio......................................   0.64%    0.25%  0.12%     0.02%     1.03%       0.00%       1.03%
AQR Global Risk Balanced Portfolio..............   0.63%    0.25%  0.30%     0.08%     1.26%       0.00%       1.26%
BlackRock Global Tactical Strategies Portfolio..   0.68%    0.25%  0.03%     0.16%     1.12%       0.00%       1.12%
BlackRock Large Cap Core Portfolio..............   0.59%    0.25%  0.05%     0.01%     0.90%       0.01%       0.89%
Clarion Global Real Estate Portfolio............   0.61%    0.25%  0.06%        --     0.92%          --       0.92%
Harris Oakmark International Portfolio..........   0.77%    0.25%  0.08%        --     1.10%       0.02%       1.08%
Invesco Balanced Risk Allocation Portfolio......   0.66%    0.25%  0.15%     0.10%     1.16%       0.00%       1.16%
Invesco Small Cap Growth Portfolio..............   0.85%    0.25%  0.03%        --     1.13%       0.02%       1.11%
Janus Forty Portfolio...........................   0.63%    0.25%  0.03%        --     0.91%       0.01%       0.90%
JPMorgan Global Active Allocation Portfolio.....   0.78%    0.25%  0.11%        --     1.14%       0.00%       1.14%
Lazard Mid Cap Portfolio........................   0.69%    0.25%  0.06%        --     1.00%          --       1.00%
Legg Mason ClearBridge Aggressive Growth
 Portfolio......................................   0.62%    0.25%  0.03%        --     0.90%          --       0.90%

                                                                                                 CONTRACTUAL
                                                                            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                                            FUND FEES  ANNUAL      AND/OR      ANNUAL
                                                  MANAGEMENT 12B-1  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                     FEE     FEES  EXPENSES EXPENSES* EXPENSES  REIMBURSEMENT EXPENSES
                                                  ---------- ----- -------- --------- --------- ------------- ---------
Lord Abbett Bond Debenture Portfolio.............   0.50%    0.25%  0.04%        --     0.79%          --       0.79%
Lord Abbett Mid Cap Value Portfolio..............   0.67%    0.25%  0.06%        --     0.98%       0.02%       0.96%
Met/Franklin Income Portfolio....................   0.74%    0.25%  0.08%        --     1.07%       0.08%       0.99%
Met/Franklin Low Duration Total Return Portfolio.   0.50%    0.25%  0.09%        --     0.84%       0.03%       0.81%
Met/Franklin Mutual Shares Portfolio.............   0.80%    0.25%  0.07%        --     1.12%       0.00%       1.12%
Met/Templeton Growth Portfolio...................   0.68%    0.25%  0.14%        --     1.07%       0.02%       1.05%
MetLife Balanced Plus Portfolio..................   0.27%    0.25%  0.02%     0.46%     1.00%       0.00%       1.00%
MFS(R) Research International Portfolio..........   0.68%    0.25%  0.09%        --     1.02%       0.06%       0.96%
Morgan Stanley Mid Cap Growth Portfolio..........   0.65%    0.25%  0.07%        --     0.97%       0.01%       0.96%
PIMCO Inflation Protected Bond Portfolio.........   0.47%    0.25%  0.04%        --     0.76%          --       0.76%
PIMCO Total Return Portfolio.....................   0.48%    0.25%  0.03%        --     0.76%          --       0.76%
Pyramis(R) Government Income Portfolio...........   0.46%    0.25%  0.13%        --     0.84%       0.00%       0.84%
RCM Technology Portfolio.........................   0.88%    0.25%  0.07%        --     1.20%          --       1.20%
Schroders Global Multi-Asset Portfolio...........   0.66%    0.25%  0.12%        --     1.03%       0.00%       1.03%
T. Rowe Price Mid Cap Growth Portfolio...........   0.75%    0.25%  0.03%        --     1.03%          --       1.03%

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION
 PORTFOLIOS
American Funds Balanced Allocation Portfolio.....   0.06%    0.55%  0.01%     0.37%     0.99%          --       0.99%
American Funds Growth Allocation Portfolio.......   0.07%    0.55%  0.01%     0.39%     1.02%          --       1.02%
American Funds Moderate Allocation Portfolio.....   0.06%    0.55%  0.01%     0.36%     0.98%          --       0.98%
Met/Franklin Templeton Founding Strategy
 Portfolio.......................................   0.05%    0.25%  0.01%     0.83%     1.14%       0.01%       1.13%
MetLife Aggressive Strategy Portfolio............   0.09%    0.25%  0.01%     0.75%     1.10%       0.01%       1.10%

MET INVESTORS SERIES TRUST -- ETF PORTFOLIOS
SSgA Growth and Income ETF Portfolio.............   0.31%    0.25%  0.01%     0.21%     0.78%          --       0.78%
SSgA Growth ETF Portfolio........................   0.32%    0.25%  0.03%     0.24%     0.84%          --       0.84%

METROPOLITAN SERIES FUND
Baillie Gifford International Stock Portfolio....   0.83%    0.25%  0.12%        --     1.20%       0.10%       1.10%
Barclays Capital Aggregate Bond Index Portfolio..   0.25%    0.25%  0.03%        --     0.53%       0.01%       0.52%
BlackRock Aggressive Growth Portfolio............   0.73%    0.25%  0.04%        --     1.02%          --       1.02%
BlackRock Bond Income Portfolio..................   0.34%    0.25%  0.03%        --     0.62%       0.01%       0.61%
BlackRock Diversified Portfolio..................   0.46%    0.25%  0.05%        --     0.76%          --       0.76%
BlackRock Large Cap Value Portfolio..............   0.63%    0.25%  0.03%        --     0.91%       0.03%       0.88%
BlackRock Legacy Large Cap Growth Portfolio......   0.71%    0.25%  0.02%        --     0.98%       0.01%       0.97%
BlackRock Money Market Portfolio.................   0.33%    0.25%  0.02%        --     0.60%       0.01%       0.59%
Davis Venture Value Portfolio....................   0.70%    0.25%  0.03%        --     0.98%       0.05%       0.93%
FI Value Leaders Portfolio.......................   0.67%    0.25%  0.07%        --     0.99%          --       0.99%
Jennison Growth Portfolio........................   0.62%    0.25%  0.02%        --     0.89%       0.07%       0.82%
Loomis Sayles Small Cap Core Portfolio...........   0.90%    0.25%  0.06%     0.09%     1.30%       0.08%       1.22%
Loomis Sayles Small Cap Growth Portfolio.........   0.90%    0.25%  0.06%        --     1.21%       0.08%       1.13%
Met/Artisan Mid Cap Value Portfolio..............   0.81%    0.25%  0.03%        --     1.09%          --       1.09%
MetLife Mid Cap Stock Index Portfolio............   0.25%    0.25%  0.05%     0.02%     0.57%       0.00%       0.57%

                                                                                             CONTRACTUAL
                                                                        ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                                        FUND FEES  ANNUAL      AND/OR      ANNUAL
                                              MANAGEMENT 12B-1  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                 FEE     FEES  EXPENSES EXPENSES* EXPENSES  REIMBURSEMENT EXPENSES
                                              ---------- ----- -------- --------- --------- ------------- ---------
MetLife Stock Index Portfolio................   0.25%    0.25%  0.02%        --     0.52%       0.01%       0.51%
MFS(R) Total Return Portfolio................   0.54%    0.25%  0.05%        --     0.84%          --       0.84%
MFS(R) Value Portfolio.......................   0.70%    0.25%  0.03%        --     0.98%       0.13%       0.85%
MSCI EAFE(R) Index Portfolio.................   0.30%    0.25%  0.11%     0.01%     0.67%       0.00%       0.67%
Neuberger Berman Genesis Portfolio...........   0.82%    0.25%  0.04%        --     1.11%       0.01%       1.10%
Oppenheimer Global Equity Portfolio..........   0.52%    0.25%  0.10%        --     0.87%          --       0.87%
Russell 2000(R) Index Portfolio..............   0.25%    0.25%  0.06%     0.08%     0.64%       0.00%       0.64%
T. Rowe Price Large Cap Growth Portfolio.....   0.60%    0.25%  0.04%        --     0.89%       0.01%       0.88%
T. Rowe Price Small Cap Growth Portfolio.....   0.49%    0.25%  0.06%        --     0.80%          --       0.80%
Western Asset Management Strategic Bond
 Opportunities Portfolio.....................   0.61%    0.25%  0.06%        --     0.92%       0.04%       0.88%
Western Asset Management U.S. Government
 Portfolio...................................   0.47%    0.25%  0.02%        --     0.74%       0.01%       0.73%

METROPOLITAN SERIES FUND -- ASSET ALLOCATION
 PORTFOLIOS
MetLife Conservative Allocation Portfolio....   0.09%    0.25%  0.02%     0.53%     0.89%       0.01%       0.88%
MetLife Conservative to Moderate Allocation
 Portfolio...................................   0.07%    0.25%  0.01%     0.58%     0.91%       0.00%       0.91%
MetLife Moderate Allocation Portfolio........   0.06%    0.25%     --     0.64%     0.95%       0.00%       0.95%
MetLife Moderate to Aggressive Allocation
 Portfolio...................................   0.06%    0.25%  0.01%     0.69%     1.01%       0.00%       1.01%




   Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Eligible Fund invests in other underlying portfolios, it will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the Eligible Fund prospectus for more information.


EXAMPLES


   These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses./(1)/

   The examples assume that the Contract has (i) the Enhanced Death Benefit,
(ii) the Guaranteed Minimum Income Benefit Rider (GMIB Plus II) and assuming the maximum charge permitted on an Optional Reset of 1.50% applies in all Contract years and (iii) the Earnings Preservation Benefit.

   EXAMPLE 1. This Example assumes that you invest $10,000 in a Standard Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and
(b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a). $1,324 $2,450  $3,606   $6,826
                      (b). $1,246 $2,219  $3,228   $6,112

   (2) If you do NOT surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)/(2)/:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a).  $624  $1,910  $3,246   $6,826
                      (b).  $546  $1,679  $2,868   $6,112


   EXAMPLE 2. This Example assumes that you invest $10,000 in a B Plus Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and
(b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a). $1,620 $2,835  $4,097   $7,342
                      (b). $1,539 $2,597  $3,707   $6,612


   (2) If you do NOT surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)/(2)/:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a).  $684  $2,087  $3,535   $7,342
                      (b).  $603  $1,848  $3,145   $6,612


   EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and
(b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   (1) If you surrender your Contract, do NOT surrender your Contract, annuitize or do not annuitize at the end of the applicable time period (no Withdrawal Charges apply to the C Class):


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a).  $659  $2,010  $3,404   $7,097
                      (b).  $581  $1,780  $3,030   $6,395


   EXAMPLE 4. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and
(b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a). $1,349 $2,431  $3,359   $7,020
                      (b). $1,271 $2,201  $2,984   $6,315


   (2) If you do NOT surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)/(2)/:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a).  $649  $1,981  $3,359   $7,020
                      (b).  $571  $1,751  $2,984   $6,315

   EXAMPLE 5. This Example assumes that you invest $10,000 in an P Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and
(b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a). $1,414 $2,601  $3,740   $6,747
                      (b). $1,336 $2,370  $3,362   $6,029


   (2) If you do NOT surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)/(2)/:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
                           ------ ------- ------- --------
                      (a).  $614  $1,881  $3,200   $6,747
                      (b).  $536  $1,650  $2,822   $6,029


   PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

NOTES:


(1)The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The examples use an average Contract Administrative Fee of 0.036% for the Standard Class; 0.038% for the B Plus Class; 0.035% for the C Class; 0.033% for the L Class; and 0.035% for the P Class. (See note (4) to the Variable Account Annual Expenses table.)


(2)If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (see "Withdrawal Charge" and "Annuity Options" for more information.)

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION CONTAINING THE ACCUMULATION UNIT VALUE HISTORY APPEARS AT THE END OF THIS PROSPECTUS (SEE "ACCUMULATION UNIT VALUES (CONDENSED FINANCIAL INFORMATION)").

                            HOW THE CONTRACT WORKS

                                  [FLOW CHART]

                                  THE COMPANY

   We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, and the District of Columbia. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into MetLife, an insurance company whose principal office is 1095 Avenue of the Americas, New York, NY 10036. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

                             THE VARIABLE ACCOUNT

   We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

   The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

   We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

   We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Any such amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Variable Account are also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

   We will allocate your purchase payments to the subaccounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among the subaccounts (including the Fixed Account, with certain exceptions) as you choose at any one time (subject to limitation). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. If you wish to allocate a subsequent purchase payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. You must allocate a minimum of $500 to each account you select unless the Company consents to lower amounts. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

   Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

   You'll find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.


   ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO

   The AllianceBernstein Global Dynamic Allocation Portfolio's investment objective is to seek capital appreciation and current income.


   AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO

   The American Funds Balanced Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

   AMERICAN FUNDS BOND FUND

   The American Funds Bond Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital.

   AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

   The American Funds Global Small Capitalization Fund's investment objective is to seek long-term growth of capital.

   AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO

   The American Funds Growth Allocation Portfolio's investment objective is to seek growth of capital.

   AMERICAN FUNDS GROWTH FUND

   The American Funds Growth Fund's investment objective is to seek growth of capital.

   AMERICAN FUNDS GROWTH-INCOME FUND

   The American Funds Growth-Income Fund's investment objective is to seek long-term growth of capital and income.

   AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO

   The American Funds Moderate Allocation Portfolio's investment objective is to seek a high total return in the form of income and growth of capital, with a greater emphasis on income.


   AQR GLOBAL RISK BALANCED PORTFOLIO

   The AQR Global Risk Balanced Portfolio's investment objective is to seek total return.

   BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO

   The Baillie Gifford International Stock Portfolio's investment objective is to seek long-term growth of capital.


   BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO


   The Barclays Capital Aggregate Bond Index Portfolio's investment objective is to seek to track the performance of the Barclays U.S. Aggregate Bond Index.

   BLACKROCK AGGRESSIVE GROWTH PORTFOLIO

   The BlackRock Aggressive Growth Portfolio's investment objective is to seek maximum capital appreciation.

   BLACKROCK BOND INCOME PORTFOLIO

   The BlackRock Bond Income Portfolio's investment objective is to seek a competitive total return primarily from investing in fixed-income securities.

   BLACKROCK DIVERSIFIED PORTFOLIO

   The BlackRock Diversified Portfolio's investment objective is to seek high total return while attempting to limit investment risk and preserve capital.


   BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO

   The BlackRock Global Tactical Strategies Portfolio's investment objective is to seek capital appreciation and current income.


   BLACKROCK LARGE CAP CORE PORTFOLIO

   The BlackRock Large Cap Core Portfolio's investment objective is to seek long-term capital growth.

   BLACKROCK LARGE CAP VALUE PORTFOLIO

   The BlackRock Large Cap Value Portfolio's investment objective is to seek long-term growth of capital.

   BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO

   The BlackRock Legacy Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

   BLACKROCK MONEY MARKET PORTFOLIO

   The BlackRock Money Market Portfolio's investment objective is to seek a high level of current income consistent with preservation of capital.

   CLARION GLOBAL REAL ESTATE PORTFOLIO

   The Clarion Global Real Estate Portfolio's investment objective is to seek total return through investment in real estate securities, emphasizing both capital appreciation and current income.

   DAVIS VENTURE VALUE PORTFOLIO

   The Davis Venture Value Portfolio's investment objective is to seek growth of capital.

   FI VALUE LEADERS PORTFOLIO

   The FI Value Leaders Portfolio's investment objective is to seek long-term growth of capital.

   HARRIS OAKMARK INTERNATIONAL PORTFOLIO

   The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.


   INVESCO BALANCED-RISK ALLOCATION PORTFOLIO

   The Invesco Balanced-Risk Allocation Portfolio's investment objective is to seek total return.


   INVESCO SMALL CAP GROWTH PORTFOLIO

   The Invesco Small Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

   JANUS FORTY PORTFOLIO

   The Janus Forty Portfolio's investment objective is to seek capital appreciation.

   JENNISON GROWTH PORTFOLIO

   The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.


   JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO

   The JPMorgan Global Active Allocation Portfolio's investment objective is to seek capital appreciation and current income.


   LAZARD MID CAP PORTFOLIO

   The Lazard Mid Cap Portfolio's investment objective is to seek long-term growth of capital.

   LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

   The Legg Mason ClearBridge Aggressive Growth Portfolio's investment objective is to seek capital appreciation.

   LOOMIS SAYLES SMALL CAP CORE PORTFOLIO

   The Loomis Sayles Small Cap Core Portfolio's investment objective is to seek long-term capital growth from investments in common stocks or other equity securities.

   LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO

   The Loomis Sayles Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.

   LORD ABBETT BOND DEBENTURE PORTFOLIO

   The Lord Abbett Bond Debenture Portfolio's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.


   LORD ABBETT MID-CAP VALUE PORTFOLIO

   The Lord Abbett Mid-Cap Value Portfolio's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


   MET/ARTISAN MID CAP VALUE PORTFOLIO

   The Met/Artisan Mid Cap Value Portfolio's investment objective is to seek long-term capital growth.

   MET/FRANKLIN INCOME PORTFOLIO

   The Met/Franklin Income Portfolio's investment objective is to seek to maximize income while maintaining prospects for capital appreciation.

   MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

   The Met/Franklin Low Duration Total Return Portfolio's investment objective is to seek a high level of current income, while seeking preservation of shareholders' capital.

   MET/FRANKLIN MUTUAL SHARES PORTFOLIO

   The Met/Franklin Mutual Shares Portfolio's investment objective is to seek capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.

   MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

   The Met/Franklin Templeton Founding Strategy Portfolio's investment objective is primarily to seek capital appreciation and secondarily to seek income.

   MET/TEMPLETON GROWTH PORTFOLIO

   The Met/Templeton Growth Portfolio's investment objective is to seek long-term capital growth.

   METLIFE AGGRESSIVE STRATEGY PORTFOLIO

   The MetLife Aggressive Strategy Portfolio's investment objective is to seek growth of capital.


   METLIFE BALANCED PLUS PORTFOLIO

   The MetLife Balanced Plus Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


   METLIFE CONSERVATIVE ALLOCATION PORTFOLIO


   The MetLife Conservative Allocation Portfolio's investment objective is to seek a high level of current income, with growth of capital as a secondary objective.


   METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

   The MetLife Conservative to Moderate Allocation Portfolio's investment objective is to seek high total return in the form of income and growth of capital, with a greater emphasis on income.

   METLIFE MID CAP STOCK INDEX PORTFOLIO


   The MetLife Mid Cap Stock Index Portfolio's investment objective is to seek to track the performance of the Standard & Poor's MidCap 400(R) Composite Stock Price Index.


   METLIFE MODERATE ALLOCATION PORTFOLIO

   The MetLife Moderate Allocation Portfolio's investment objective is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

   METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

   The MetLife Moderate to Aggressive Allocation Portfolio's investment objective is to seek growth of capital.

   METLIFE STOCK INDEX PORTFOLIO


   The MetLife Stock Index Portfolio's investment objective is to seek to track the performance of the Standard & Poor's 500(R) Composite Stock Price Index.


   MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

   The MFS(R) Research International Portfolio's investment objective is to seek capital appreciation.

   MFS(R) TOTAL RETURN PORTFOLIO

   The MFS(R) Total Return Portfolio's investment objective is to seek a favorable total return through investment in a diversified portfolio.

   MFS(R) VALUE PORTFOLIO

   The MFS(R) Value Portfolio's investment objective is to seek capital appreciation.

   MSCI EAFE(R) INDEX PORTFOLIO

   The MSCI EAFE(R) Index Portfolio's investment objective is to seek to track the performance of the MSCI EAFE(R) Index.


   MORGAN STANLEY MID CAP GROWTH PORTFOLIO

   The Morgan Stanley Mid Cap Growth Portfolio's investment objective is to seek capital appreciation.

   NEUBERGER BERMAN GENESIS PORTFOLIO

   The Neuberger Berman Genesis Portfolio's investment objective is to seek high total return, consisting principally of capital appreciation.



   OPPENHEIMER GLOBAL EQUITY PORTFOLIO

   The Oppenheimer Global Equity Portfolio's investment objective is to seek capital appreciation.

   PIMCO INFLATION PROTECTED BOND PORTFOLIO

   The PIMCO Inflation Protected Bond Portfolio's investment objective is to seek maximum real return, consistent with preservation of capital and prudent investment management.

   PIMCO TOTAL RETURN PORTFOLIO

   The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.


   PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO

   The Pyramis(R) Government Income Portfolio's investment objective is to seek a high level of current income, consistent with preservation of principal.


   RCM TECHNOLOGY PORTFOLIO

   The RCM Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.

   RUSSELL 2000(R) INDEX PORTFOLIO


   The Russell 2000(R) Index Portfolio's investment objective is to seek to track the performance of the Russell 2000(R) Index.

   SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO

   The Schroders Global Multi-Asset Portfolio's investment objective is to seek capital appreciation and current income.


   SSGA GROWTH AND INCOME ETF PORTFOLIO

   The SSgA Growth and Income ETF Portfolio's investment objective is to seek growth of capital and income.

   SSGA GROWTH ETF PORTFOLIO

   The SSgA Growth ETF Portfolio's investment objective is to seek growth of capital.

   T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

   The T. Rowe Price Large Cap Growth Portfolio's investment objective is to seek long-term growth of capital and, secondarily, dividend income.

   T. ROWE PRICE MID CAP GROWTH PORTFOLIO

   The T. Rowe Price Mid Cap Growth Portfolio's investment objective is to seek long-term growth of capital.

   T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

   The T. Rowe Price Small Cap Growth Portfolio's investment objective is to seek long-term capital growth.

   WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

   The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital.

   WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO

   The Western Asset Management U.S. Government Portfolio's investment objective is to seek to maximize total return consistent with preservation of capital and maintenance of liquidity.

INVESTMENT ADVICE

   MetLife Advisers, LLC ("MetLife Advisers"), an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                                              ADVISER (SUBADVISER)
---------                                              --------------------
Baillie Gifford International Stock Portfolio(3)       Baillie Gifford Overseas Limited(3)
Barclays Capital Aggregate Bond Index Portfolio        MetLife Investment Advisors Company, LLC
BlackRock Aggressive Growth Portfolio                  BlackRock Advisors, LLC
BlackRock Bond Income Portfolio                        BlackRock Advisors, LLC
BlackRock Diversified Portfolio                        BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio                    BlackRock Advisors, LLC
BlackRock Legacy Large Cap Growth Portfolio            BlackRock Advisors, LLC
BlackRock Money Market Portfolio                       BlackRock Advisors, LLC
Davis Venture Value Portfolio                          Davis Selected Advisers, L.P.(1)
FI Value Leaders Portfolio                             Pyramis Global Advisors, LLC
Jennison Growth Portfolio(5)                           Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio                 Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth Portfolio               Loomis, Sayles & Company, L.P.
Met/Artisan Mid Cap Value Portfolio                    Artisan Partners Limited Partnership
MetLife Conservative Allocation Portfolio              N/A(2)
MetLife Conservative to Moderate Allocation Portfolio  N/A(2)
MetLife Mid Cap Stock Index Portfolio                  MetLife Investment Advisors Company, LLC
MetLife Moderate Allocation Portfolio                  N/A(2)
MetLife Moderate to Aggressive Allocation Portfolio    N/A(2)
MetLife Stock Index Portfolio                          MetLife Investment Advisors Company, LLC
MFS(R) Total Return Portfolio                          Massachusetts Financial Services Company
MFS(R) Value Portfolio                                 Massachusetts Financial Services Company
MSCI EAFE(R) Index Portfolio(4)                        MetLife Investment Advisors Company, LLC
Neuberger Berman Genesis Portfolio                     Neuberger Berman Management LLC
Oppenheimer Global Equity Portfolio                    OppenheimerFunds, Inc.
Russell 2000(R) Index Portfolio                        MetLife Investment Advisors Company, LLC
T. Rowe Price Large Cap Growth Portfolio               T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio               T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities  Western Asset Management Company
  Portfolio
Western Asset Management U.S. Government Portfolio     Western Asset Management Company

----------
(1)Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary.

(2)Metropolitan Fund Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, and the MetLife Moderate to Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series Trust. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying fund has its own subadviser.


(3)Effective February 1, 2012 Baillie Gifford Overseas Limited replaced Artio Global Management, LLC as subadviser and Artio International Stock Portfolio changed its name to Baillie Gifford International Stock Portfolio.

(4)On or about April 30, 2012 Morgan Stanley EAFE(R) Index changed its name to MSCI EAFE(R) Index Portfolio.

(5)On or about April 30, 2012 Oppenheimer Capital Appreciation Portfolio of the Met Investor Series Trust merged with and into Jennison Growth Portfolio of the Metropolitan Fund. Jennison Associates LLC replaced Oppenheimer Funds, Inc. as subadviser.


   For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus and its Statement of Additional Information.

   MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Met Investors Series Trust. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                                              ADVISER (SUBADVISER)
---------                                              --------------------
AllianceBernstein Global Dynamic Allocation Portfolio  AllianceBernstein L.P.
AQR Global Risk Balanced Portfolio                     AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio         BlackRock Financial Management, Inc.
American Funds Balanced Allocation Portfolio           N/A(1)
American Funds Growth Allocation Portfolio             N/A(1)
American Funds Moderate Allocation Portfolio           N/A(1)
BlackRock Large Cap Core Portfolio                     BlackRock Advisors, LLC
Clarion Global Real Estate Portfolio                   CBRE Clarion Securities LLC(3)
Harris Oakmark International Portfolio                 Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio             Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio                     Invesco Advisers, Inc.
Janus Forty Portfolio                                  Janus Capital Management LLC
JPMorgan Global Active Allocation Portfolio            J.P. Morgan Investment Management Inc.
Lazard Mid Cap Portfolio                               Lazard Asset Management LLC
Legg Mason ClearBridge Aggressive Growth Portfolio     ClearBridge Advisors, LLC
Lord Abbett Bond Debenture Portfolio                   Lord, Abbett & Co. LLC
Lord Abbett Mid Cap Value Portfolio(2)                 Lord, Abbett & Co. LLC(2)
Met/Franklin Income Portfolio                          Franklin Advisers, Inc.
Met/Franklin Low Duration Total Return Portfolio       Franklin Advisers, Inc.
Met/Franklin Mutual Shares Portfolio                   Franklin Mutual Advisers, LLC
Met/Franklin Templeton Founding Strategy Portfolio     N/A(1)
Met/Templeton Growth Portfolio                         Templeton Global Advisors Limited
MetLife Balanced Plus Portfolio                        Pacific Investment Management Company LLC
MetLife Aggressive Strategy Portfolio                  N/A(1)
MFS(R) Research International Portfolio                Massachusetts Financial Services Company
Morgan Stanley Mid Cap Growth Portfolio                Morgan Stanley Investment Management Inc.
PIMCO Inflation Protected Bond Portfolio               Pacific Investment Management Company LLC
PIMCO Total Return Portfolio                           Pacific Investment Management Company LLC
Pyramis(R) Government Income Portfolio                 Pyramis Global Advisors, LLC
RCM Technology Portfolio                               RCM Capital Management LLC
Schroders Global Multi-Asset Portfolio                 Schroder Investment Management North America Inc.
SSgA Growth and Income ETF Portfolio                   SSgA Funds Management, Inc.
SSgA Growth ETF Portfolio                              SSgA Funds Management, Inc.
T. Rowe Price Mid Cap Growth Portfolio                 T. Rowe Price Associates, Inc.

----------
(1)This portfolio is a "fund of funds" that invests in shares of a diversified group of other underlying portfolios of the Metropolitan Fund, Met Investors Series Trust, and/or the American Funds Insurance Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Portfolios. Each underlying portfolio has its own adviser and/or subadviser.


(2)Effective January 12, 2012, Lord, Abbett & Co. LLC replaced Neuberger Berman Management LLC as the subadviser and the Neuberger Berman Mid Cap Value Portfolio changed its name to Lord Abbett Mid Cap Value Portfolio. On or about April 30, 2012, Lord Abbett Mid Cap Value Portfolio of the Metropolitan Fund merged with and into the Lord Abbett Mid Cap Value Portfolio of Met Investors Series Trust.

(3)Effective July 1, 2011, the subadviser of the Clarion Global Real Estate Portfolio, ING Clarion Real Estate Securities LLC, changed its name to CBRE Clarion Securities LLC.


   For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus and its Statement of Additional Information.

   Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.

PORTFOLIO                                   SUBADVISER
---------                                   ----------

American Funds Bond Fund                       N/A

American Funds Global Small Capitalization     N/A

American Funds Growth                          N/A

American Funds Growth-Income                   N/A

   For more information about the Investment Adviser, see the American Funds Insurance Series prospectus and its Statement of Additional Information.

   You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5897. You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

   An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

   Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

   We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company". Our ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

   Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus.
(See "FEE TABLE--Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

   We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

   We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")

   WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.

SHARE CLASSES OF THE ELIGIBLE FUNDS

   The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


  . For the Metropolitan Fund, we offer Class B shares of the Barclays Capital Aggregate Bond Index, BlackRock Aggressive Growth, BlackRock Bond Income, BlackRock Diversified, BlackRock Money Market, Loomis Sayles Small Cap Growth, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Mid Cap Stock Index, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Stock Index, MFS(R) Total Return, MSCI EAFE(R) Index, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Large Cap Growth and T. Rowe Price Small Cap Growth Portfolios; Class B shares of Baillie Gifford International Stock, BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, Davis Venture Value, FI Value Leaders, Jennison Growth, Loomis Sayles Small Cap Core, Met/Artisan Mid Cap Value, MFS(R) Value, Neuberger-Berman Genesis, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios for Contracts issued on or after May 1, 2004 and Class E shares of these Portfolios for Contracts issued prior to May 1, 2004.


  . For the Met Investors Series Trust, we offer Class B shares of all Portfolios except the Harris Oakmark International Portfolio, which is Class B for Contracts issued on or after May 1, 2003 and Class E for Contracts issued prior to May 1, 2003, the Legg Mason ClearBridge Aggressive Growth Portfolio, which is Class B for Contracts issued on or after May 1, 2004 and Class E for Contracts issued prior to May 1, 2004, and the American Funds Balanced Allocation Portfolio, American Funds Moderate Allocation Portfolio and American Funds Growth Allocation Portfolio, which are Class C.

  .  For the American Funds Insurance Series, we offer Class 2 shares only.

   Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

SUBSTITUTION OF INVESTMENTS


   If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close subaccounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Money Market Subaccount.


                                 FIXED ACCOUNT

   You may allocate purchase payments to the Fixed Account in states that have approved this option (except for Contracts purchased on or after May 1, 2003 for which the C Class has been selected, Contracts which are purchased in New York or Washington if any living benefit rider is selected). The Fixed Account is not available if the GMAB is selected. The Fixed Account is a part of our general account and offers a guaranteed interest rate. (See "THE OPERATION OF THE FIXED ACCOUNT" for more information.) During annuitization, the Fixed Account is not available but a fixed payment option is available.

                                 THE CONTRACTS

   We will issue the Standard Class, C Class, L Class and P Class contracts to an individual through the age of 85 in all states except New York. In New York we will issue the Standard Class to an individual through the age of 82; the L Class and C Class through the age of 85; and the P Class through the age of 80. The maximum issue age for the B Plus Class (for an individual or joint contract owners) is through the age of 80 in all states. Unless otherwise noted, information provided in each section is applicable to all contract classes.

   The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. THE ASSET-BASED INSURANCE CHARGE AMOUNTS DESCRIBED BELOW WILL INCREASE BY 0.25% FOR SUBACCOUNTS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES. Depending on your expectations and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following five available Classes of the Contract:

STANDARD CLASS

   If you do not select a Class, your Contract will be issued as a Standard Class Contract. The Standard Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing over 7 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.25% to 1.60% during the accumulation period, depending on the death benefit that you select.

B PLUS CLASS

   If you select this Class, we will add a bonus amount to your Contract Value every time you make a purchase payment within the first Contract Year. The amount of the bonus is currently 4% of the amount of the purchase payment. The purchase payment bonus will be allocated among the subaccounts and the Fixed Account in the same manner as your purchase payments. Unless we specifically state otherwise, "purchase payments" in reference to the B Plus Class means purchase payments plus any associated bonus amounts.

   The B Plus Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 9% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.60% to 1.95% during the Withdrawal Charge period, depending on the death benefit that you select. This charge is reduced by 0.35% after the expiration of the Withdrawal Charge period. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").

   Generally, an annuity with a purchase payment bonus may have higher charges and expenses than a similar annuity without a purchase payment bonus. Or, it may have less advantageous benefits and other features, or some combination of different charges and benefits. Alternatively, the charges and features could be the same, but we could make less profit or pay lower commissions to sales agents, or both. The Company does not expect to receive any additional profit due to the higher charges for the B Plus Class. In addition, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with a bonus may exceed the bonus amount and any related earnings. Accordingly, you should always consider the expenses along with the benefits and other features to be sure any annuity or class of annuity meets your financial needs and goals. Additionally, the annuity purchase rates for the B Plus Class Contract are different than for other Classes (see "Amount of Annuity Payments"). The B Plus Class may not be appropriate for use with certain qualified plans where there may be minimal initial purchase payments submitted in the first Contract Year.

   If you cancel the Contract by returning it during the Free Look Period, we will deduct any bonus amounts from the refund amount. We will take back the premium credit as if it had never been applied if we recapture a purchase payment bonus. However, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.

C CLASS

   The C Class does not impose any Withdrawal Charge on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. This Asset-Based Insurance Charge ranges from 1.60% to 1.95% during the accumulation period, depending on the death benefit that you select.

L CLASS

   The L Class reduces the period of time that a Withdrawal Charge applies on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. Specifically, the L Class imposes a Withdrawal Charge on withdrawals for three years equal to a maximum of 7% of each purchase payment (reducing to 6% in the second year and 5% in the third year). It also imposes an Asset-Based Insurance Charge that ranges from 1.50% to 1.85% during the accumulation period, depending on the death benefit that you select.

P CLASS

   The P Class lengthens the period of time that a Withdrawal Charge is imposed on withdrawals, and imposes a lower Asset-Based Insurance Charge than the Standard Class. Specifically, the P Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 8% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.15% to 1.50% during the accumulation period, depending on the death benefit that you select. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").

                                      ***

   If available, we may offer an employee version of a Standard Class or P Class Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Standard Class or P Class Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture under the same circumstances as the purchase payment credit for the B Plus Class, described above. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility for or terms of the employee version.

PURCHASE PAYMENTS

   Currently, the Standard Class and P Class minimum initial purchase payment is $5,000 for non-qualified plans and $2,000 for qualified plans unless we agree otherwise. The minimum subsequent purchase payment for non-qualified or qualified plans is $500 unless we agree otherwise. We will accept a different amount if required by federal tax law. For the C Class and L Class, the minimum initial investment is $25,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. For the B Plus Class, the minimum initial investment is $10,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. The following exceptions may apply.

  . For the Standard and P Classes only, when the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under
     Section 408(b) of the Code (both referred to as "IRAs"), or as a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account through debit authorization we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

  . For all other Contracts, we may accept monthly subsequent purchase payments as low as $100 per month if they are made through our automated payment program. The minimum initial purchase payment for the selected class must still be met.


  . We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Withdrawals.")


  . If you send your purchase payment or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.

  . We will not accept purchase payments made with cash, money orders or travelers checks.

   We may limit purchase payments made under a Contract. Currently, we may limit total purchase payments to $1,000,000.

   NO PURCHASE PAYMENTS MAY BE MADE (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE FOR THE STANDARD CLASS; NINE YEARS FOR THE B PLUS CLASS AND THE P CLASS; AND THREE YEARS FOR THE L CLASS OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED BY AN INDIVIDUAL) REACHES AGE 91. FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86.

   If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

   When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if the application is not complete within five business days unless you agree otherwise. We reserve the right to reject any application.

TEN DAY RIGHT TO REVIEW

   Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made. If you have selected the B Plus Class and you return your Contract during this period, we will recapture the bonus credit amount. The amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.

ALLOCATION OF PURCHASE PAYMENTS


   When you purchase a Contract, you may allocate your purchase payments to the subaccounts and/or the Fixed Account (subject to limitations). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. You must allocate a minimum of $500 dollars to each account you select. However, for IRAs and Roth IRAs, if purchase payments are less than $2,000, you may allocate the payments to a maximum of four accounts. If you wish to allocate the payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment (or transfer request) by the Accumulation Unit Value for the selected subaccounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS

   If you choose the GMIB Plus II, Lifetime Withdrawal Guarantee II, and/or Enhanced Death Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value as described in the "Allocation" subsection below.


   If you choose GMIB Plus I rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely among the Fixed Account, BlackRock Money Market Portfolio, American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio, American Funds Moderate Allocation Portfolio, Met/Franklin Templeton Founding Strategy Portfolio, the MetLife Conservative Allocation Portfolio, MetLife Conservative to Moderate Allocation Portfolio, MetLife Moderate Allocation Portfolio, MetLife Moderate to Aggressive Allocation Portfolio, SSgA Growth ETF Portfolio and/or SSgA Growth and Income ETF Portfolio (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).


   If you choose the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely among the Fixed Account, BlackRock Money Market Portfolio, American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio, American Funds Moderate Allocation Portfolio, Met/Franklin Templeton Founding Strategy Portfolio, the MetLife Conservative Allocation Portfolio, MetLife Conservative to Moderate Allocation Portfolio, MetLife Moderate Allocation Portfolio, MetLife Moderate to Aggressive Allocation Portfolio, SSgA Growth ETF Portfolio and/or SSgA Growth and Income ETF Portfolio (you may participate in the EDCA program, subject to restrictions).

   If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Moderate to Aggressive Allocation Portfolio of the Metropolitan Fund (you may participate in the EDCA program, subject to restrictions).

   ALLOCATION. If you elect GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit, you must comply with the following investment allocation restrictions.

   SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:

   (A) You must allocate:


  . 100% of your purchase payments or Contract Value to the Fixed Account, BlackRock Money Market Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, American Funds Balanced Allocation Portfolio, American Funds Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Conservative Allocation Portfolio, MetLife Conservative to Moderate Allocation Portfolio, MetLife Moderate Allocation Portfolio, Schroders Global Multi-Asset Portfolio and/or SSgA Growth and Income ETF Portfolio.


   OR

   (B) You must allocate:

  . AT LEAST 30% of purchase payments or Contract Value to Platform 1 subaccounts and/or to the Fixed Account;

  .  UP TO 70% of purchase payments or Contract Value to Platform 2 subaccounts;

  . UP TO 15% of purchase payments or Contract Value to Platform 3 subaccounts; and

  .  UP TO 15% of purchase payments or Contract Value to Platform 4 subaccounts.


   For Contracts issued based on applications and necessary information received at our Annuity Administrative Office in good order before the close of the New York Stock Exchange on May 1, 2009, the following investment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or Contract Value to Platform 1 subaccounts and/or to the Fixed Account and you may allocate up to 85% of purchase payments or Contract Value to Platform 2 subaccounts (the percentages for Platforms 3 and 4 are the same as those listed above).


   See the "EDCA" section below for information on allocating purchase payments to the EDCA account under option (B).

   The subaccounts in each Platform are:


 PLATFORM 1 SUBACCOUNTS
 ----------------------
    American Funds Bond                  PIMCO Inflation Protected Bond
    Barclays Capital Aggregate Bond
      Index                              PIMCO Total Return
    BlackRock Bond Income                Pyramis(R) Government Income
    BlackRock Money Market               Western Asset Management U.S.
                                         Government
    Met/Franklin Low Duration Total
      Return

 PLATFORM 2 SUBACCOUNTS
 ----------------------
    AllianceBernstein Global Dynamic     Legg Mason ClearBridge Aggressive
      Allocation                         Growth
    American Funds Growth                Lord Abbett Bond Debenture
    American Funds Growth-Income         Met/Franklin Income
    AQR Global Risk Balanced             Met/Franklin Mutual Shares
    Baillie Gifford International Stock  Met/Templeton Growth
    BlackRock Diversified                Metlife Balanced Plus
    BlackRock Global Tactical
      Strategies                         MetLife Stock Index
    BlackRock Large Cap Core             MFS(R) Research International
    BlackRock Large Cap Value            MFS(R) Total Return
    BlackRock Legacy Large Cap Growth    MFS(R) Value
    Davis Venture Value                  MSCI EAFE(R) Index
    FI Value Leaders                     Oppenheimer Global Equity
    Harris Oakmark International         Schroders Global Multi-Asset
    Invesco Balanced-Risk Allocation     T. Rowe Price Large Cap Growth
    Janus Forty                          Western Asset Management Strategic
                                         Bond
    Jennison Growth                        Opportunities
    JPMorgan Global Active Allocation

 PLATFORM 3 SUBACCOUNTS
 ----------------------
    BlackRock Aggressive Growth         MetLife Mid Cap Stock Index
    Morgan Stanley Mid Cap Growth       Lord Abbett Mid Cap Value
    Lazard Mid Cap                      T. Rowe Price Mid Cap Growth
    Met/Artisan Mid Cap Value

 PLATFORM 4 SUBACCOUNTS
 ----------------------
    American Funds Global Small
      Capitalization                    Invesco Small Cap Growth
    Clarion Global Real Estate          Neuberger Berman Genesis
    Loomis Sayles Small Cap Core        Russell 2000(R) Index
    Loomis Sayles Small Cap Growth      RCM Technology
                                        T. Rowe Price Small Cap Growth


   YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


   We determine whether a subaccount is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of a subaccount in the event that a subaccount is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate purchase payments or Contract Value that you allocated to a subaccount before we changed its classification, unless you make a new purchase payment or request a transfer among subaccounts (other than pursuant to asset rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the subaccount changed). If you make a new purchase payment or request a transfer among subaccounts, you will be required to take the new classification into account in the allocation of your entire Contract Value. We will provide you with prior written notice of any changes in classification of subaccounts.


   REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Contract Value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Contract Value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Contract Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Contract Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.

   The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.

   EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same subaccounts as your most recent allocations for purchase payments.

   CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us at our Annuity Administrative Office or by any other method acceptable to us, provided such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

   SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Contract Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the contract. Allocating according to (B) does not allow you to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option B, the entire Contract will be immediately allocated according to the most recently provided allocation instructions.

   TRANSFERS. Please note that any transfer request must result in a Contract Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.

CONTRACT VALUE AND ACCUMULATION UNIT VALUE

   We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value for each Class and subaccount depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

   The Accumulation Unit Value of each Class of each subaccount was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor is determined for each Class for each subaccount and reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions from the average daily net asset value of the subaccount for the Separate Account annual expenses which vary depending upon the Class, death benefit, and subaccounts you choose. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Sales Deductions.") The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

   If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "THE FIXED ACCOUNT.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

   Prior to annuitization, your Contract's Death Proceeds will be determined as of the end of the business day that we receive, at our Annuity Administration Office, both due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has Joint Owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity and an acceptable election for the payment method. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

   You will receive the Standard Death Benefit unless you chose to receive one of three optional death benefits only two of which are available in any state--the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or the Enhanced Death Benefit. The first two optional death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. The Enhanced Death Benefit is available for an additional charge. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering taxes payable at death. You cannot elect both the Enhanced Death Benefit Rider and Earnings Preservation Benefit Rider. After annuitization, the charges for the Enhanced Death Benefit Rider and Earnings Preservation Benefit Rider will not be assessed.


   If we are presented with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and written payment instructions or election of Spousal Continuation or Beneficiary Continuation.


   MULTIPLE BENEFICIARIES. Where there are multiple Beneficiaries, the Death Proceeds will only be determined as of the time the first Beneficiary submits the necessary documentation in good order. If the Death Proceeds payable is an amount that exceeds the Contract Value on the day it is determined, we will apply to the Contract at that time an amount equal to the difference between the Death Proceeds payable and the Contract Value, in accordance with the current allocation of Contract Value. This amount remains in the Variable Account (and/or the

Fixed Account, if applicable) until each of the other Beneficiaries submits the necessary documentation in good order to claim their death benefit. Any Death Proceeds amounts held in the Variable Account on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.

STANDARD DEATH BENEFIT

   The Standard Death Benefit at any time will be the greater of:

      (1) the Contract Value; or

      (2) total Purchase Payments, reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge).

   If you are a natural person and change the Contract Owner to someone other than your spouse during the accumulation period, the Standard Death Benefit payable when the new Contract Owner dies will be the greater of:

      (1) the Contract Value; or

      (2) the Contract Value as of the effective date of the change of Contract Owner, increased by any purchase payments made and reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals (including any applicable Withdrawal Charge) taken after that date.

ANNUAL STEP-UP DEATH BENEFIT

   If you elect the Annual Step-Up Death Benefit, the death benefit will be the greater of:

      (1) the Contract Value; or


      (2) total purchase payments reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge); or

      (3) the Highest Anniversary Value as defined below.


   On the issue date, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value as recalculated will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal. On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

   If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greatest of:

      (a) the Contract Value;

      (b) the Contract Value as of the effective date of the change of Contract Owner, increased by purchase payments received after that date and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) made after that date; or


      (c) the Highest Anniversary Value, except that, on the effective date of the Contract Owner change, the Highest Anniversary Value will be recalculated and set equal to the Contract Value on that date. Thereafter the Highest Anniversary Value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Owner's 81/st/ birthday, the Highest Anniversary will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of recalculation.


   If a non-natural person owns the Contract, then the Annuitant shall be deemed to be Contract Owner in determining the death benefit. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.

GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

   In states where the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider has been approved and the Enhanced Death Benefit has not been approved, you may select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider if you are age 79 or younger at the effective date of your Contract. If you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider, the death benefit will be the greater of:

      (1) the Contract Value; or

      (2) the Enhanced Death Benefit value.

   The Enhanced Death Benefit value is the greater of (a) or (b) below:

      (a) HIGHEST ANNIVERSARY VALUE (as defined above for the Annual Step-Up Death Benefit).

      (b) ANNUAL INCREASE AMOUNT: On the Issue Date, the Annual Increase Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

          (i) is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 5% per year through the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, and 0% per year thereafter; and

          (ii) Withdrawal Adjustments accumulated at the Annual Increase Rate. A Withdrawal Adjustment is equal to the value of the Annual Increase Amount immediately prior to a withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge).

   If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greater of the Contract Value or the Enhanced Death Benefit; however, for purposes of calculating the Enhanced Death Benefit value:

      (a) the Highest Anniversary Value equals your Contract Value as of the date the Contract Owner is changed; and

      (b) the current Annual Increase Amount equals your Contract Value as of the date the Contract Owner is changed. After that date, the Contract Value on the date the Contract Owner is changed will be treated as the initial purchase payment, and purchase payments received and partial withdrawals taken (including any applicable Withdrawal Charge) prior to the changes of Contract Owner will not be taken into account.

   If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the death benefit amount. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.

ENHANCED DEATH BENEFIT RIDER


   In states where approved, you may select the version of the Enhanced Death Benefit rider described below if you are age 75 or younger at the effective date of your Contract, you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. There may be versions of the Enhanced Death Benefit rider that vary by issue date and state availability. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you. The Enhanced Death Benefit rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


   If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:

   (1) the Contract Value; or

   (2) the death benefit base.

   The death benefit base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Contract Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.

   The death benefit base is the greater of (a) or (b) below:

        (a) Highest Anniversary Value: On the date we issue your Contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal. The percentage reduction in Contract Value is the dollar amount of the withdrawal plus any applicable Withdrawal Charges divided by the Contract Value immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

     The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).

        (b) Annual Increase Amount: On the date we issue your Contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


           (i) is purchase payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


           (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge). However, (1) if the partial withdrawal occurs before the Contract Anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous Contract Anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.

        The Annual Increase Amount does not change after the Contract Anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.


   The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Contract Value, the Annual Increase Amount is not set equal to the Contract Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Contract Value.


   For Contracts issued based on applications and necessary information received in good order at our Annuity Administrative Office on or before May 1, 2009, we offered a version of the Enhanced Death Benefit rider that is no longer available. The prior version is the same as the current version except that: (1) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6% with respect to (b)(i) and (ii) above;
(2) different investment allocation restrictions apply (see "THE CONTRACTS--Allocation of Purchase Payments--Investment Allocation Restrictions for Certain Riders"); and (3) different rider charges apply (see ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Enhanced Death Benefit Rider").


   OPTIONAL STEP-UP. On each Contract Anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up. An Optional Step-Up may be beneficial if your Contract Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Contract Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

   An Optional Step-Up is permitted only if: (1) the Contract Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.

   You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


   We must receive your request to exercise the Optional Step-Up in writing at our Annuity Administrative Office or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

      The Optional Step-Up will:

      (a) Reset the Annual Increase Amount to the Contract Value on the Contract Anniversary following the receipt of an Optional Step-Up election; and


      (b) Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the lower of (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.


   In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Administrative Office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.


   On the date of the Step-Up, the Contract Value on that day will be treated as a single purchase payment received on the date of the Step-Up for purposes of determining the Annual Increase Amount after the Step-Up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Step-Up.

   INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit rider, there are certain investment allocation restrictions. (See "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders.") If you elect the Enhanced Death Benefit, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.

   TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:

      (a) The date you make a total withdrawal of your Contract Value (a pro rata portion of the rider charge will be assessed);

      (b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your Contract Value;

      (c) The date you annuitize your Contract (a pro rata portion of the rider charge will be assessed);


      (d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

      (e) The date you assign your Contract (a pro rata portion of the rider charge will be assessed);


      (f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or

      (g) Termination of the Contract to which this rider is attached.


   Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


   (See Appendix F for examples of the Enhanced Death Benefit.)

EARNINGS PRESERVATION BENEFIT RIDER

   The Earnings Preservation Benefit Rider is an optional rider that provides an additional death benefit ("Additional Death Benefit") to assist with covering income taxes payable upon death. This rider may not be suitable for all Contract Owners (particularly those approaching age 70 1/2) or in all circumstances. You should discuss with your registered representative whether this rider is appropriate for your needs and circumstances.

   The Additional Death Benefit Amount will be calculated upon the death of the first Owner or Joint Owner. If the spouse is the beneficiary and elects to continue the Contract, then he or she may: (1) continue the rider so that the Additional Death Benefit is payable upon his or her death; or (2) discontinue the rider and have the Additional Death Benefit that would have been payable at the Owner's death added to the Contract Value. The rider terminates, and the rider fee is no longer deducted, upon payment of the Additional Death Benefit.

   Before the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage from the table below times the amount calculated by
(a)-(b) below:

      (a) is the death benefit under your Contract; and

      (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract and then against purchase payments.

   On or after the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage times the amount calculated by (a)-(b) below:

      (a) the death benefit amount on the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and

      (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract, and then against purchase payments.

                              BENEFIT PERCENTAGE

                         ISSUE AGE           PERCENTAGE
                         ---------           ----------
                         Ages 69 or younger      40%
                         Ages 70-79              25%
                         Ages 80 and above        0%

   If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the Earnings Preservation Benefit. If Joint Owners are named, the age of the older Contract Owner will be used to determine the Earnings Preservation Benefit. You may not purchase this benefit if you are 80 years of age or older.

   WE DEDUCT A DAILY FEE AT THE ANNUAL RATE OF 0.25% OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS FOR THIS RIDER PRIOR TO ANNUITIZATION. AFTER ANNUITIZATION THE CHARGE WILL NOT BE ASSESSED.

OPTIONS FOR DEATH PROCEEDS

   For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). The Enhanced Death Benefit is payable only in a lump sum. (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law. For Death Proceeds to be paid other than immediately in lump sum, any portion in the Variable Account remains in the Variable Account until distribution begins. From the time the Death Proceeds are determined until complete distribution is made, any amount in the Variable Account will be subject to investment risk. The beneficiary bears such investment risk. Where there are multiple Beneficiaries, the Death Proceeds will only be determined as of the time the first Beneficiary submits the necessary documentation in good order (see "Payment on Death Prior to Annuitization--Multiple Beneficiaries" above for more information).

   If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death, at our Annuity Administrative Office, to make an election. If you make no election, your Contract will be continued if permitted under our rules then in effect. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

   The Beneficiary may: (1) receive payment in one sum, either by check, by placing the amount in an account that earns interest (see "Total Control Account" below), or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Qualified Contracts. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

   There are comparable rules for distribution on the death of the Annuitant under tax-qualified plans. However, for the Qualified Contracts, if Death Proceeds are applied to a payment option, payment must begin no later than the end of the calendar year immediately following the year of death.

   Please check with your registered representative regarding the availability of the following in your state.


   We may also offer a payment option, for certain Qualified Contracts and Non-Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new Contract to your Beneficiary in order to facilitate the distribution of payments. The new Contract will be of the same class as your Contract, except if your Contract is a B Plus Class Contract, in which case we will issue a C Class Contract. Your Beneficiary may choose any optional death benefit available under the new Contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. Moreover, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the Annuitant would have reached
70 1/2 (which may be more or less than five years after the Annuitant's death). (See "Federal Income Tax Considerations.") To the extent permitted under tax law, and in accordance with our procedures, your designated Beneficiary is permitted to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified or Non-Qualified Contracts, depending on which type of Contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable Withdrawal Charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the Contract, but certain Contract provisions or programs may not be available. The beneficiary may be permitted to choose some of the optional benefits available under the contract but no optional living benefit riders are available and certain contract provisions or programs may not be available.


   If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

   --TOTAL CONTROL ACCOUNT

   A Beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft-writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

   Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

   --BENEFICIARY CONTINUATION

   Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

   IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS A PERMISSIBLE ANNUITY PAYMENT OPTION WITHIN
90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

   The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially withdraw his or her portion of the Contract Value, but may not make further purchase payments or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Withdrawal Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death.

   --SPECIAL OPTIONS FOR SPOUSES

   Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal Joint Owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office,:

      (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

      (2) to continue the Contract under the Beneficiary Continuation provision; or

      (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

   If the surviving spouse elects to continue the Contract under the Spousal Continuation provision, the Contract Value under the continued Contract will be adjusted as of the date we received due proof of death to an amount equal to the death benefit amount that would have been payable at the Contract Owner's death (excluding any amount that would have been payable under the Earnings Preservation Benefit Rider if the surviving spouse elects to continue the Rider). Any excess of the death benefit amount over the Contract Value will be allocated among the accounts in the same proportion as they had been prior to the continuation. The spouse is permitted to make additional purchase payments. The spouse is not permitted to choose any optional riders available under the contract unless the deceased spouse had previously purchased the benefit at issue of the contract.

   For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds, which may include a Highest Anniversary Value and/or an Annual Increase Amount (depending on the optional benefit), are reset on the date the spouse continues the contract. If the Contract includes both the optional Guaranteed Minimum Income Benefit Plus II and the optional Enhanced Death Benefit, the Annual Increase Amount for the optional Guaranteed Minimum Income Benefit Plus II is also reset on the date the spouse continues the Contract.

   Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

   IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT. Additionally we will treat the absence of an election as if the Earnings Preservation Benefit had been declined. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

TRANSFER PRIVILEGE

   --GENERAL

   Currently, you may transfer your Contract Value among subaccounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between subaccounts and/or the Fixed Account. See the Statement of Additional Information about the Contracts, "Tax Status of the Contract."

   We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee of up to $25. We will not restrict transfers to less than 12. If we do change our policy, we will notify you in advance. You may not make a transfer to more than 18 subaccounts (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 subaccounts (including the Fixed Account) may be made by calling our Annuity Administrative Office. If you have elected the GMAB rider, no transfers are permitted while this rider is in effect except under the EDCA program (see "Guaranteed Minimum Accumulation Benefit"). If you have elected to add a GMIB Plus I or Lifetime Withdrawal Guarantee I rider to your Contract, you may only make transfers between certain Eligible Funds. Please refer to the section "LIVING BENEFITS." If you have elected to add a GMIB Plus II, Lifetime Withdrawal Guarantee II or Enhanced Death Benefit rider to your Contract, there are investment allocation restrictions, as described in the section "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders."

   Currently we allow a maximum of $500,000 and a minimum of $500 for each transfer unless otherwise agreed. (If a subaccount contains less than $500, that full amount may be transferred to a subaccount in which you already invested, or you may transfer this amount in combination with Contract Value from another subaccount so that the total transferred to the new subaccount is at least $500.)

   During the Annuity Period, you may not make any transfers to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. For information regarding the impact of subaccount transfers on the level of annuity payments, see the Statement of Additional Information.

   We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office.


   We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

   Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently we are not imposing these restrictions but we have the right to reimpose them at anytime. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. (See "THE OPERATION OF THE FIXED ACCOUNT" and the Statement of Additional Information.)


   See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

   We may distribute your Contract Value among as many subaccounts as you choose (including the Fixed Account) at any time. You must allocate a minimum of $500 dollars per account. We will not process transfer requests not complying with this rule.

   --MARKET TIMING

   Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt Eligible Fund management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

   We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Global Small Capitalization Fund, Baillie Gifford International Stock Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Invesco Small Cap Growth Portfolio, Met/Templeton Growth Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). In addition, as described below, we are required to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category;
(2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in with the next seven calendar days, in either case subject to certain other criteria.


   We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


   As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


   Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature.

   Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

   The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract.

Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


   The Eligible Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Eligible Fund.

   In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Eligible Fund may reject the entire omnibus order.

   In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.


DOLLAR COST AVERAGING

   We offer an automated transfer privilege called dollar cost averaging. There is no charge to you for this feature. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer.


   You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. If you make a subsequent purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future subsequent purchase payments or provide new allocation instructions with the payment, we will allocate the subsequent purchase payment directly to the same destination accounts you selected under the dollar cost averaging program. Any purchase payments received after the program has ended will be allocated as described in "THE CONTRACTS--Allocation of Purchase Payments". Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made unless otherwise elected in writing. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. The program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider. We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. (See APPENDIX A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

   Guaranteed Account. To the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate to eligible payments that you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging (an "enhanced dollar cost averaging option"). The minimum interest rate credited depends on the date your contract was issued but will not be less than 1%. The Guaranteed Account is part of our general account. ENHANCED DOLLAR COST AVERAGING IS AVAILABLE FOR STANDARD CLASS, P CLASS AND L CLASS CONTRACTS, BUT IS NOT AVAILABLE FOR B PLUS CLASS AND C CLASS CONTRACTS OR TO PURCHASE PAYMENTS WHICH CONSIST OF MONEY EXCHANGED FROM OTHER CONTRACTS WE OR AN AFFILIATE ISSUES. A PURCHASE PAYMENT MUST BE A MINIMUM OF $10,000 IN ORDER FOR IT TO BE ELIGIBLE FOR THE ENHANCED DOLLAR COST AVERAGING OPTION. A MINIMUM OF $500 MUST BE ALLOCATED TO THE ENHANCED DOLLAR COST AVERAGING OPTION. ONLY ONE DOLLAR COST AVERAGING PROGRAM MAY BE IN EFFECT AT ONE TIME. Certain rules and limitations may apply to the purchase payments you can allocate to the Guaranteed Account.


   Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. We may in the future offer enhanced dollar cost averaging for a duration of three months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. Subsequent transfers will be made on the same day in subsequent months. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the subaccounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

   The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

   If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months) generally at the then current rate. The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a first-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

   If you cancel your participation in the enhanced dollar cost averaging option, and your Contract was issued on or after May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the subaccounts in accordance with the percentages you have chosen for the enhanced dollar cost averaging program. If your Contract was issued prior to May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the BlackRock Money Market Subaccount unless you instruct us otherwise.

   We will also terminate the program when we receive notice of your death.


ASSET REBALANCING

   We offer an asset rebalancing program for Contract Value. There is no charge to you for this program. Contract Value allocated to the subaccounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the subaccounts periodically (either annually, semi-annually, quarterly, or monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those subaccounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

   You may select an asset rebalancing program when you apply for the Contract or at a later date by contacting our Annuity Administrative Office. You specify the percentage allocations to which your Contract Value will be reallocated among the subaccounts (excluding the Fixed Account). If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit rider, the Fixed Account is available for the asset rebalancing program. The asset rebalancing program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the subaccounts to the extent necessary to return the allocation to your specifications. If the last day of the period you select is the 29th, 30th or 31st of the month, transfers are made on the 1st day of the following month. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. We will also terminate the program upon notification of your death in good order. Asset rebalancing cannot continue beyond the Maturity Date. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.

WITHDRAWALS

   Before annuitization, you may withdraw all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administration Office, reduced by the following amounts:

  .  any applicable Withdrawal Charge and

  .  the Contract Administrative Fee.

   We currently do not impose but reserve the right to deduct a premium tax charge on withdrawals or payment of Death Proceeds in certain states.

   See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS" for a description of these charges and when they apply.

   Restrictions. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to withdraw your Contract Value.

  . Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial withdrawals and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years.). (See "FEDERAL INCOME TAX CONSIDERATIONS.")

   Because a withdrawal may result in adverse tax consequences, you should consult a qualified tax adviser before making the withdrawal. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

   How to withdraw all or part of your Contract Value.

  . You must submit a request to our Annuity Administrative Office. (See "Requests and Elections.")

  . You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability (as defined in the Contract) if you would like to have the Withdrawal Charge waived. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")


  . You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).

  . We have to receive your withdrawal request in our Annuity Administrative Office prior to the Maturity Date or the Contract Owner's death.

   We will normally pay withdrawal proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

   Amount of Withdrawal. We will base the amount of the withdrawal proceeds on the Accumulation Unit Values that are next computed after we receive the completed withdrawal request at our Annuity Administrative Office. However, if you choose to apply the withdrawal proceeds to a payment option, we will base the withdrawal proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial withdrawal is a minimum of $500 unless we consent otherwise. After a partial withdrawal, your remaining Contract Value must be at least $2,000, unless we consent to a lower amount. A partial withdrawal will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

SYSTEMATIC WITHDRAWALS

   Under the Systematic Withdrawal feature you may withdraw equal dollar amounts of your Contract Value automatically on a monthly, quarterly, semi-annual or annual basis prior to annuitization. For all Classes other than the C Class, only monthly or quarterly withdrawals may be made during the 1st Contract Year. If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should make your request by the 20th day of the month. The annualized amount to be withdrawn cannot exceed 10% of total purchase payments, unless we agree otherwise. Currently a withdrawal must be a minimum of $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Withdrawal Charge will apply to amounts you receive under the Systematic Withdrawal Program in the same manner as it applies to other partial withdrawals and withdrawals of Contract Value. (See "Withdrawal Charge.")

   If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Withdrawal Charge on the withdrawals at the same time that you are making the new purchase payments.

   You may have only one Systematic Withdrawal Program in effect at any time. We will terminate the program upon notification of your death in good order.


   The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the Systematic Withdrawal Program sets forth additional terms and conditions. If you own a Contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with a substantially equal periodic payments exception, the commencement of annuity payments under the GMIB rider if your Contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

SUSPENSION OF PAYMENTS

   We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between subaccounts or to the Fixed Account when permitted under applicable federal laws, rules and regulations. Current federal law permits such suspension or postponement if:
(a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission, so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

   Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

INACTIVE CONTRACTS


   We may terminate this Contract by paying you the Contract Value in a lump sum if, prior to the date you choose to annuitize, you make no purchase payments for two consecutive Contract Years (unless otherwise specified by your state), the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 (or any lower amount required by federal tax law), and the Contract Value on or after the end of such two year period is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA, SEP, SIMPLE or other Qualified Contract. We will not terminate this Contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any Contract that includes a Guaranteed Withdrawal Benefit Rider or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the rider, or the guaranteed amount under any death benefit, is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.


OWNERSHIP RIGHTS

   During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

   These rights include the right to:

  .  change the Beneficiary

  . change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules)

  .  assign the Contract (subject to limitations)

  .  change the payment option

  . exercise all other rights, benefits, options and privileges allowed by the Contract or us.

   You may not change the ownership of your Contract without our consent. A change of ownership may terminate certain optional riders. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

   Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

   Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "FEDERAL INCOME TAX CONSIDERATIONS" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax adviser.

   If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

REQUESTS AND ELECTIONS

   We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

   Subject to our restrictions on "market timing", requests for subaccount transfers, address changes or reallocation of future purchase payments may be made:

  . By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

  .  Through your Registered Representative

  . In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594

  .  By fax (515) 457-4301, or


  . For transfers or reallocation of future purchase payments, by Internet at www.metlife.com/new-england-financial.com


   If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay, we will treat your request as having been received on the following business day.

   All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone, by fax, or through the Internet, subject to certain limitations. We may stop offering telephone, fax and Internet transactions at any time in our sole discretion.


   We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.


   We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

   All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

   Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

CONFIRMING TRANSACTIONS

   We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

STATE VARIATIONS

   Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, and general availability of certain riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

     ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS

   We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

  .  Asset-Based Insurance Charge

  .  Contract Administrative Fee

  .  Withdrawal Charge

  .  For Contracts with an Enhanced Death Benefit Rider, an extra fee

  .  For Contracts with an Earnings Preservation Benefit Rider, an extra fee

  .  For Contracts with a GMIB Rider, an extra fee

  .  For Contracts with a GWB Rider, an extra fee

  .  For Contracts with the GMAB Rider, an extra fee

  .  Premium Tax Charge and Other Expenses

   We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Asset-Based Insurance Charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Please see "Annual Eligible Fund Operating Expenses."

ASSET-BASED INSURANCE CHARGE

   We impose an annual Asset-Based Insurance Charge on the Contract Value. The amount of the charge depends upon the Class of Contract you select, the features you choose for your Contract, and the subaccounts you select. We deduct this charge daily from the assets in each subaccount.

   This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments that won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making and maintaining subaccounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and Dollar Cost Averaging.

   If the Asset-Based Insurance Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

   The chart below lists the amount of the Asset-Based Insurance Charge (as an annual percentage of the daily net assets of each subaccount) for each Class and for each death benefit option prior to annuitization.*

                                                               STANDARD  B PLUS
DEATH BENEFIT**                                                 CLASS   CLASS*** C CLASS L CLASS P CLASS
---------------                                                -------- -------- ------- ------- -------
Standard Death Benefit........................................   1.25%    1.60%   1.60%   1.50%   1.15%
Annual Step-Up Death Benefit..................................   1.45%    1.80%   1.80%   1.70%   1.35%
Greater of Annual Step-Up or 5% Annual Increase Death Benefit.   1.60%    1.95%   1.95%   1.85%   1.50%

----------

  *We currently impose an additional Asset-Based Insurance Charge of 0.25% of average daily net assets on the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Subaccounts. We reserve the right to impose an increased Asset-Based Insurance Charge on subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

 **See below for an additional optional death benefit rider, the Enhanced Death
   Benefit, for which the charge is assessed on the "death benefit base" and deducted annually from the account value.

***The Asset-Based Insurance Charge will be reduced on the B Plus Class by
   0.35% after the expiration of the 9-year Withdrawal Charge period.

   For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. The Asset-Based Insurance Charge for all Classes increases by 0.25% for subaccounts investing in the American Funds Insurance Series.

CONTRACT ADMINISTRATIVE FEE

   The annual Contract Administrative Fee is $30. This fee (along with a portion of the Asset-Based Insurance Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

   We deduct the fee for the prior Contract Year from your Contract Value on each Contract Anniversary, if your Contract Value is less than $50,000, and at the time of a full withdrawal regardless of your Contract size, from each subaccount in the ratio that the Contract Value in the subaccounts bears to your total Contract Value (excluding the Fixed Account). We will deduct it, pro rata, at annuitization if your Contract Value is less than $50,000. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment. If we issue two

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Contracts to permit the funding of a spousal IRA, we will impose the Contract
Administrative Fee only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.

WITHDRAWAL CHARGE

   We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Withdrawal Charge may apply on certain events ("withdrawal events"). (This may include withdrawals resulting from a divorce or separation instrument, if permissible under tax law.) THIS CHARGE DOES NOT APPLY TO THE C CLASS. Withdrawal events are: (a) a full or partial withdrawal of your Contract (including withdrawals where you apply the proceeds to certain payment options); (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option; or (c) under Contracts issued in New York, the Annuity Date if as of that date a purchase payment has been invested for less than seven years on the Standard Class, nine years on the B Plus and P Class, and three years on the L Class.

   When you make a full withdrawal of your Contract, we take into account the Withdrawal Charge in calculating the proceeds you will receive. On a partial withdrawal, we deduct the Withdrawal Charge from the Contract Value remaining after deduction of the amount you requested. We take the Withdrawal Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value withdrawn.

   The Charge equals a percentage of each purchase payment withdrawn. Each purchase payment is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

          NUMBER OF COMPLETE     STANDARD
          YEARS FROM RECEIPT OF   CLASS   B PLUS CLASS L CLASS P CLASS
          PURCHASE PAYMENT        CHARGE     CHARGE    CHARGE  CHARGE
          ----------------       -------- ------------ ------- -------
            0...................    7%         9%         7%      8%
            1...................    6%         8%         6%      8%
            2...................    6%         8%         5%      8%
            3...................    5%         7%         0%      7%
            4...................    4%         6%         0%      6%
            5...................    3%         5%         0%      5%
            6...................    2%         4%         0%      4%
            7...................    0%         2%         0%      3%
            8...................    0%         2%         0%      2%
            9 and thereafter....    0%         0%         0%      0%

   On a Standard, B Plus, L, or P Class Contract in any Contract Year you may withdraw the free withdrawal amount without incurring the Withdrawal Charge.


   In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments or the quarterly amount does not exceed 1/4 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


   We will attribute a withdrawal first to earnings, then to the free withdrawal amount, and then to remaining purchase payments. All withdrawals of purchase payments (including the free withdrawal amount) will result in the liquidation of purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

   If your Contract Value is less than your total purchase payments due to negative investment performance or deduction of the Contract Administrative Fee, we apply the Withdrawal Charge to your Contract Value (instead of

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your purchase payments). Under such circumstances, the following rules apply for calculating the Withdrawal Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

   Waiver of the Withdrawal Charge. No Withdrawal Charge will apply to the Standard, L, P and B Plus Class:

  .  On the Maturity Date or payment of the Death Proceeds.

  . If you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to withdrawal. We will base the portion of the Withdrawal Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Withdrawal Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Withdrawal Charge would expire. (See example in APPENDIX B.)


  . On full or partial withdrawals if you, a Joint Owner, or Annuitant if the Contract is not owned by an individual, become terminally ill (as defined in the Contract), become chronically ill (as defined in the Contract), or are permanently and totally disabled (as defined in the Contract). These benefits are only available if you were not over age 65 (for the disability benefit) or age 80 (for the terminally ill or chronically ill benefit) when we issued the Contract, and may not be available in every state. These waivers are only applicable for the Standard, B Plus, L and P Class Contracts.


  . On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from, or excess contributions to, Qualified Contracts (this exception applies only to amounts that are required to be distributed from this Contract). This waiver applies only if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the Contract Year. (See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts.")

  . If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.


   We may also waive the Withdrawal Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate. We may also waive the Withdrawal Charge if permitted in your State, for certain qualified plans, including 403(a), 403(b) not subject to ERISA, 401(a) or 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates and we agree.


ENHANCED DEATH BENEFIT RIDER


   If you select the Enhanced Death Benefit, and you are age 0-69 at issue, we will assess a charge during the accumulation phase equal to 0.75% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 0.95% of the death benefit base (see "THE CONTRACTS--Enhanced Death Benefit" for a discussion of how the death benefit base is determined). If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up. Starting with the first Contract Anniversary, the charge is assessed for the prior Contract Year at each Contract Anniversary, before any Optional Step-Up. If you: make a full withdrawal (surrender) of your Contract Value; begin to receive annuity payments at the annuity date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); or assign the Contract;, a pro rata portion of the Enhanced Death Benefit charge will be assessed. If an Enhanced Death Benefit rider is terminated because the Contract is


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


terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Contract Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect. The charge is deducted from your Contract Value pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed account in the ratio each portfolio/account bears to your total Contract Value. We take amounts from the Subaccounts by canceling Accumulation Units from the Variable Account.


   For Contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.90% of the death benefit base if you are age 70-75 at issue. For Contracts issued prior to February 24, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.85% of the death benefit base if you are age 70-75 at issue. For Contracts issued prior to May 4, 2009, if you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%.

EARNINGS PRESERVATION BENEFIT RIDER

   If you have selected the Earnings Preservation Benefit Rider, we impose a daily fee at the annual rate of 0.25% of average daily net assets in the subaccounts prior to annuitization.

GUARANTEED MINIMUM INCOME BENEFIT RIDER


   We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.

   If you select a GMIB rider, we assess a charge during the accumulation phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "LIVING BENEFITS--Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.

   The GMIB rider charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary, up to and including the Anniversary on or immediately preceding the date the rider is exercised.

   If you: make a complete withdrawal (surrender) of your Contract Value; begin to receive annuity payments; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); or assign the Contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of annuity payments, the change of Owner/Annuitant, or the assignment.

   If a GMIB rider is terminated for the following reasons, a pro rata portion of the GMIB rider charge will not be assessed: the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); because it is the 30th day following the Contract Anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus
II); or the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I or GMIB Plus II).

   The GMIB rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.

   For the GMIB Plus II or GMIB Plus I, we reserve the right to increase the rider charge upon an Optional Step-Up (GMIB Plus II) or Optional Reset (GMIB Plus I), on any Contract Anniversary as permitted, up to a rate that does not exceed the lower of (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Optional Step-Up or Optional Reset occurs. The versions of the GMIB for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset are listed below.


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


   If you selected the GMIB Plus II rider with a contract issued prior to February 24, 2009, the rider charge is 0.80% (0.75% for New York) of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% (0.95% for New York) of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base (1.15% for New York).

   If you selected the GMIB Plus I with a contract issued prior to February 26, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.

   If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

   If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For contracts issued on and after May 1, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT--RIDER CHARGE


   There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).

   If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Contract Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.

   For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the Contract Anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such Contract Anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)

   For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Enhanced Guaranteed Withdrawal Benefit") on the Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary. (See "GUARANTEED WITHDRAWAL BENEITS--Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)

   If you: make a full withdrawal (surrender) of your Contract Value; you apply all of your Contract Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the Contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, and the effective date of a change of the primary Beneficiary (only for Contracts issued in New York with the Joint Life version of the Lifetime Withdrawal Guarantee II rider), a pro rata portion of the rider charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.


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   If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent Contract Anniversary to the date the termination takes effect.

   The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.

   We reserve the right to increase the Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up or Optional Reset occurs. The versions of the Lifetime Withdrawal Guarantee for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.

   If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge or
(b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Optional Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version. For contracts issued with the Lifetime Withdrawal Guarantee II rider prior to February 24, 2009, the Maximum Optional Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.

   For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

   For contracts issued with the Lifetime Withdrawal Guarantee II prior to February 24, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount.

   If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

   The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount.

   If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.

   If an Optional Reset occurs under a contract issued with the Enhanced GWB rider prior to July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


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   For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.

   For contracts issued with the Enhanced GWB rider prior to July 16, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.

   If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

   The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


   If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Enhanced Guaranteed Withdrawal Benefit") equals zero.

   Some of the descriptions of the GWB I rider may have changed subject to state approval of an endorsement.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER

   The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. If you elected the GMAB, a charge is deducted from your Contract Value on each Contract Anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted from your Contract Value pro rata from your Contract's Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary. (See "GUARANTEED MINIMUM ACCUMULATION BENEFIT.")

PREMIUM AND OTHER TAX CHARGES


   We reserve the right to deduct from the purchase payments or Contract Value any taxes paid by us to any governmental entity relating to this Contract (including without limitation: premium taxes, federal, state and local withholding of income, estate, inheritance and other taxes required by law, and any new or increased state income taxes enacted). We will, at our sole discretion, determine when taxes relate to the Contract, including for example when they have resulted from: the investment experience of the Variable Account; receipt by us of purchase payments; commencement of annuity benefits; payment of death benefits; partial and full withdrawals; and any new or increased taxes which become effective that are imposed on us and which relate to purchase payments, earnings, gains, losses, fees, and charges under the Contract. We may, at our sole discretion, pay taxes when due and make a deduction for such taxes from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


   Most states impose a premium tax liability on the date when annuity benefits commence. In those states, we may deduct the premium tax charge from the Contract Value on that date. To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Owner when a withdrawal is made or Death Proceeds are paid and to the state of residence of the annuitant when annuity benefits commence. In South Dakota, we reserve the right to deduct the premium tax charge at the earliest of: a full or partial withdrawal of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision).

   Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax

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benefited treatment under the Code and from 1% to 3.5% of the Contract Value
(or, if applicable, Death Proceeds) for all other Contracts. For contracts sold in California to 408(a) IRA Trusts, the premium tax charge is 2.35%. See Appendix C for a list of premium tax rates.

OTHER EXPENSES

   An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

                               ANNUITY PAYMENTS

ELECTION OF ANNUITY

   The annuity period begins at the Maturity Date or at any earlier date you choose to annuitize and provides for payments to be made to the Payee. You may apply your Contract Value to one of the payment options listed below (or a comparable fixed option).

   We base the Maturity Date of your Contract on the age of the Annuitant. The Maturity Date is the later of (i) the date when the Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law) or
(ii) 10 years from the date of issue (this requirement may be changed). If your Contract is acquired pursuant to an exchange from an old contract (see "THE CONTRACTS--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract.



   PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.

   Upon the death of an Annuitant who is not the Owner or Joint Owner, during the Accumulation Period, the Owner automatically becomes the Annuitant, unless the Owner chooses a new Annuitant subject to our underwriting rules in effect at the time of the request for this change. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of an Owner. If you change the Annuitant, or the Owner becomes the Annuitant because of the original Annuitant's death, we will change the Maturity Date, if necessary, so that it is the date when the new Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

   Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to annuitization. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and the sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Annuity Payments.")

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   Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

   There are several annuity payment options. You may select one of the payment options prior to the Annuity Date, at full or partial withdrawal, or when death proceeds are payable. (Some options are not available for death proceeds.)

   For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

   In addition to the annuity options described below, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Contract Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from Qualified Contracts. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." We intend to make this payment option available to both tax qualified and non-tax qualified Contracts.

   You select an annuity payment option by written request to us and subject to any applicable federal tax law restrictions.


   If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and 2/3 to Survivor Variable Life Income options, listed below).


   The Contract offers the variable annuity payment options listed below.

      Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

      Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

      Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

      Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.


   You may be able to purchase the Contract as the beneficiary of a deceased person's Individual Retirement Account. If you do so, you must take distribution of the Contract Value in accordance with the minimum required distribution rules set forth in the Internal Revenue Code and IRS regulations. See "FEDERAL INCOME TAX
----------
*It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

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CONSIDERATIONS--Taxation of Qualified Contracts." Under certain circumstances, you may satisfy those requirements by electing an annuity option, but you may only elect an annuity option that is available for Death Proceeds. You may choose any optional death benefit available under the Contract, but certain other Contract provisions and programs will not be available. Upon your death, the Death Proceeds would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

   Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

   You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

   Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

  . The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

  . The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

  . The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

   A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

   See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

   If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

   The availability of certain annuity payment options may be restricted on account of Company policy, administrative procedures, and federal tax law which, among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

   We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the

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

Asset-Based Insurance Charge will be 1.25% after annuitization. THE ASSET-BASED INSURANCE CHARGE FOR ALL CLASSES INCREASES BY 0.25% FOR SUBACCOUNTS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES. Charges for the Guaranteed Minimum Income Benefit and the Earnings Preservation Benefit Rider will not be assessed after annuitization.

AMOUNT OF ANNUITY PAYMENTS

   At the Annuity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, Contract Administrative Fee, and Withdrawal Charges) is applied toward the purchase of annuity payments. We determine the amount of variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age,
(ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

   The Fixed Account is not available under variable payment options. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period.

   We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

   When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

   If you own a B Plus Class Contract and choose to annuitize under a fixed or variable payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for fixed or variable annuity payments will be different for B Plus Class Contracts than for other Classes. The effect of these different rates would be to lower your annuity payments.

   For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                                LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS

   We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at Contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders--guaranteed income benefits and guaranteed withdrawal benefits:

Guaranteed Income Benefits

  .  Guaranteed Minimum Income Benefit Plus (GMIB Plus II)

  .  Guaranteed Minimum Income Benefit

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

   Our guaranteed income benefit riders are designed to allow you to invest your Contract Value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect to annuitize. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual Contract Value at the time you annuitize. Prior to exercising the rider and annuitizing your Contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.

   GMIB Plus I, GMIB II and GMIB I are not available for sale.

Guaranteed Withdrawal Benefits

  .  Lifetime Withdrawal Guarantee (Lifetime Withdrawal Guarantee II)

  .  Guaranteed Withdrawal Benefit (Enhanced GWB)

   The guaranteed withdrawal benefit riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


   With the Lifetime Withdrawal Guarantee (LWG) riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and, except for Contracts issued in New York, the life of your spouse, if the Joint Life version of the rider was elected and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II for more information).


   LWG I and GWB I are not available for sale.

Guaranteed Asset Accumulation Benefit

   Prior to May 4, 2009, we offered the Guaranteed Minimum Accumulation Benefit
(GMAB). The GMAB is designed to guarantee that your Contract Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted subaccounts you select.

                          GUARANTEED INCOME BENEFITS

   At the time you buy the Contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL CONTRACT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.

   There are four versions of the GMIB under this Contract:

  .  GMIB Plus II

  .  GMIB Plus I (formerly, the Predictor Plus)

  .  GMIB II (formerly, the Predictor)

  .  GMIB I

   GMIB Plus I, GMIB II and GMIB I are not available for sale.

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

   Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you. You may not have this benefit and an LWG, GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.

FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS

   INCOME BASE AND GMIB ANNUITY PAYMENTS. Under all versions of the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the Contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR CONTRACT VALUE OR A MINIMUM RETURN FOR ANY SUBACCOUNT. For purposes of calculating the Income Base, the B Plus Class bonus credits are not included. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment). Partial annuitizations are not permitted under the GMIB riders. Applicable Withdrawal Charges on the date that you exercise the Rider will be deducted from the Income Base. We also reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply.


   THE GMIB RIDER CHARGE. Rider charges are 1.00% for GMIB Plus II (0.95% in New York), 0.80% for GMIB Plus I and 0.50% of the Income Base for GMIB II and GMIB I at the time the charge is assessed. For the GMIB Plus II or GMIB Plus I, we reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, on any Contract Anniversary as permitted, up to a rate that does not exceed the lower of (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Optional Step-Up or Optional Reset occurs. The versions of the GMIB for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset are listed below.

   For Contracts issued prior to February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 0.80% of the Income Base (0.75% for New
York). For Contracts issued on and after February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 1.00% of the Income Base (0.95% for New York). For Contracts issued with the version of the GMIB Plus II rider with an Annual Increase Rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base (1.15% for New York).

   For Contracts issued prior to February 26, 2007 for which the GMIB Plus I was elected, the rider charge equals 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.

   If you selected the GMIB Plus I with a Contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base as noted above. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

   The charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary up to and including the anniversary on or immediately preceding the date the Rider is exercised. For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "LIVING BENEFITS--Guaranteed Income Benefits" for information on Optional Step-Ups.) Upon full withdrawal, annuitization change of Owner/Annuitant or assignment of the Contract, the rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. For Contracts issued from May 1, 2003 and prior to May 1, 2005, the charge for the GMIB I and GMIB II is reduced to 0.45% of the Income Base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts applied for prior to February 15, 2003 the charge for the Guaranteed Minimum Income Benefit is 0.15% lower (0.35% rather than 0.50%).


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


   The GMIB rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.


   THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in Contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set-back with interest of 1.5% per annum. For GMIB Plus II in Contracts issued from February 24, 2009 through May 1, 2009 in all states except New York and prior to May 1, 2009 in New York State, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 1.5% per annum. For GMIB Plus II in Contracts issued in all states except New York before February 24, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex (where permitted by law), and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85.

   The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Contract Value on your annuity date to then-current annuity purchase rates.

   If you exercise the GMIB rider, your annuity payments will be the greater of:

  . the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or

  . the annuity payment determined for the same annuity option in accordance with the base Contract. (See "ANNUITY PAYMENTS".)

   If you choose not to receive annuity payments as guaranteed under the rider, you may elect any of the annuity options available under the Contract.

   OWNERSHIP. If the Owner is a natural person, the Owner must be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB annuity payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB annuity payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner or oldest Joint Owner or, if the owner is a non-natural person, the Annuitant.

   GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts"), in circumstances where, due to the 10-year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Reset/Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the Contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.

   Additionally, the GMIB is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a Beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase, and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the Owner's death, and also prohibit payments for as long as the Beneficiary's life in certain circumstances.

   (See Appendix D for examples of the GMIB.)

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DESCRIPTION OF GMIB PLUS II

   In states where approved, GMIB Plus II rider is available only for Owners up through age 78, and you can only elect GMIB Plus II at the time you purchase the Contract. GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.

   Income Base.  The Income Base is the greater of (a) or (b) below.

      (a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

   The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).

      (b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the Contract will be treated as if they were received on the date we issue the Contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


          (i) is purchase payments accumulated at the annual increase rate from the date the purchase payment is made. The annual increase rate is 5% per year through the Contract Anniversary prior to the Owner's 91st birthday and 0% thereafter; and


          (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:

             (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributed to that withdrawal (including any applicable Withdrawal Charge); or

             (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
          (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


   As described in (1) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Contract Value. This reduction may be significant, particularly when the Contract Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of annuity payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (2) immediately above.


   (See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


   For Contracts issued in New York State, the Annual Increase Amount shall not exceed 270% of total purchase payments or, if greater, 270% of the Annual Increase Amount as of the most recent Optional Step-Up. Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 270% of the new, higher Annual Increase Amount, if it is greater than 270% of your Purchase Payments.


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   In determining GMIB Plus II annuity income, an amount equal to the
Withdrawal Charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


   OPTIONAL STEP-UP. On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Contract Value. An Optional Step-Up may be beneficial if your Contract Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF (A) MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

   An Optional Step-Up is permitted only if: (1) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


   You may elect either: 1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or 2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing at our Annuity Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.

   We must receive your request to exercise the Optional Step-Up in writing at our Annuity Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

   The Optional Step-Up:

      (1) resets the Annual Increase Amount to the Contract Value on the Contract Anniversary following the receipt of an Optional Step-Up election;

      (2) resets GMIB Plus II waiting period to the tenth Contract Anniversary following the date the Optional Step-Up took effect; and


      (3) For Contracts issued in New York State, an Optional Step-Up also resets the maximum Annual Increase Amount to 270% multiplied by the reset Annual Increase Amount (if greater than the maximum Annual Increase Amount prior to the Optional Step-Up).

      (4) may reset GMIB Plus II rider charge to a rate that does not exceed the lower of (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.

   In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract


                                     A-71

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Anniversary and be informed that you may choose to decline the Automatic Annual
Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Administrative Office that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.


   On the date of the Optional Step-Up, the Contract Value on that day will be treated as a single purchase payment received on the date of the Step-Up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Step-Up.

   INVESTMENT ALLOCATION RESTRICTIONS. If you elect GMIB Plus II, there are certain investment allocation restrictions. (See "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders.") If you elect GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination subaccounts are selected in accordance with the investment allocation restrictions.

   GUARANTEED PRINCIPAL OPTION. On each Contract Anniversary starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that Contract Anniversary.

   By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Contract Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB Plus II payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:

      (a) is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option) and

      (b) the Contract Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.


   For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included.


   The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable subaccount in the ratio the portion of the Contract Value in such subaccount bears to the total Contract Value in all subaccounts. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your Contract Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.

   The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity Contract, however, will continue, and the GMIB Plus II investment allocation restrictions, described above, will no longer apply.


   The Guaranteed Principal Option is not available in the State of Washington.


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   EXERCISING THE GMIB PLUS II RIDER.  If you exercise GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:

      (1) Life annuity with 5 years of annuity payments guaranteed.

      (2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants (who are not spouses) is greater than 10 years. (See "ANNUITY PAYMENTS.")

Option (2) is available in New York State only if the youngest Annuitant is age 35 or older. These options are described in the Contract and the GMIB Plus II rider. Partial annuitizations are not permitted. We reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply.

   The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on your age, your sex (where permitted by law), and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR CONTRACT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.

   If you exercise GMIB Plus II, your annuity payments will be the greater of:

  . the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or

  . the annuity payment determined for the same annuity option in accordance with the base Contract. (See "ANNUITY PAYMENTS.")

   If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying Contract Value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.

   If you take a full withdrawal of your Contract Value, your Contract is terminated by us due to its small Contract Value and inactivity (see "THE CONTRACTS--Inactive Contracts"), or your Contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

   The GMIB purchase payout rates are enhanced under the following circumstances (not applicable to Contracts issued in New York State). If:


  .  you take no withdrawals prior to age 62;


  . your Contract Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

  . the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

   then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).

   Alternatively, if:


  .  you take no withdrawals prior to age 60;


  . your Contract Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and

  . the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

   then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).

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   If an Owner dies and the Owner's spouse (age 89 or younger) is the
Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the Contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the Contract was continued. If the spouse elects to continue the contract and the Owner has not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


   If you choose not to receive annuity payments as guaranteed under GMIB Plus II, you may elect any of the annuity options available under the Contract.

   TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:

      a) The 30th day following the Contract Anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Contract Value (if there is an Income Base remaining, you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);

      c) The date you elect to receive annuity payments under the Contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (aged 89 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the Contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your Contract (a pro rata portion of the rider charge will be assessed).

   Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


   When GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.

   (See Appendix D for examples illustrating the operation of GMIB Plus II.)

   For Contracts issued in all states except New York from February 24, 2009 through May 1, 2009, the following differences apply:

      (1) The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

      (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

      (3) Different investment allocation restrictions apply. (See "THE CONTRACTS--Allocation of Purchase Payments--Investment Allocation Restrictions for Certain Riders.")

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

      (4) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).

      (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 1.5% per annum.


      (6) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or
   (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

      (7) If your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

   For Contracts issued in all states except New York before February 24, 2009, differences (1) through (4) as well as (7) above apply, and the following replaces differences (5) and (6):

      (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per annum.
   (6) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

   For Contracts issued in New York State on or prior to May 1, 2009, differences (1), (2) and (3) apply, the following replaces differences (4),
(5) and (6), and there is an additional difference (7) and (8):


      (4) The GMIB annuity rates for ages 85-90 are the same as those for age
   84;

      (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 1.5% per annum.

      (6) The joint and last survivor annuity option is only available if the oldest annuitant's attained age is 55 or older.

      (7) The Annual Increase Amount shall not exceed 190% of total purchase payments or, if greater, 190% of the Annual Increase Amount as of the most recent Optional Step-Up;


      (8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base.


DESCRIPTION OF GMIB PLUS I (FORMERLY, THE PREDICTOR PLUS)

   In states where GMIB Plus I has been approved and GMIB Plus II has not been approved, GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the Contract. We may refer to GMIB Plus I as the Predictor Plus in marketing material or other communications. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 85th birthday.

   GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:

      (1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the Contract Anniversary on or following the Owner's 85th birthday and 0% thereafter.

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

      (2) An "Optional Step-Up" under GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.

      (3) If your Income Base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to Contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.

      (4) The Guaranteed Principal Option may be exercised on each Contract Anniversary starting with the tenth Contract Anniversary and through the contract anniversary prior to the Owner's 86th birthday.

      (5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for a Class of the Contract. We are waiving this right with respect to purchasers of the Contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for a Class of Contract.

      (6) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).

      (7) Termination provision g) above does not apply, and the following replaces termination provision a), above:

          The 30th day following the Contract Anniversary on or following your 85th birthday.

      and the following replaces termination provision d), above:

          Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract.

      (8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per annum.


      (9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
   (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


      (10) If you elect GMIB Plus I, you are limited to allocating your purchase payments and Contract Value among the Fixed Account and/or following subaccounts:

          (a) the MetLife Conservative Allocation Portfolio

          (b) the MetLife Conservative to Moderate Allocation Portfolio

          (c) the MetLife Moderate Allocation Portfolio

          (d) the MetLife Moderate to Aggressive Allocation Portfolio

          (e) the American Funds Moderate Allocation Portfolio

          (f) the American Funds Balanced Allocation Portfolio

          (g) the American Funds Growth Allocation Portfolio

          (h) the Met/Franklin Templeton Founding Strategy Portfolio

          (i) the SSgA Growth and Income ETF Portfolio

          (j) the SSgA Growth ETF Portfolio

          (k) the BlackRock Money Market Portfolio.

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


          (l)  AllianceBernstein global Dynamic Allocation Portfolio

          (m) AQR Global Risk Balanced Portfolio

          (n) BlackRock Global Tactical Strategies Portfolio

          (o) Invesco Balanced-Risk Allocation Portfolio

          (p) JPMorgan Global Active Allocation Portfolio

          (q) MetLife Balanced Plus Portfolio

          (r) Schroder Global Multi-Asset Portfolio

          (s) Pyramis(R) Government Income Portfolio


   You may elect to participate in the EDCA program, provided that your destination subaccounts are one or more of the above-listed subaccounts.

   For Contracts issued before July 16, 2007, the enhanced GMIB purchase payout rates described in item (9) above will not be applied.


   For Contracts issued before February 26, 2007, we offered a version of GMIB Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year. The rider charge for this prior version of GMIB Plus I is 0.75% of the Income Base (with a maximum charge of up to 1.50% upon the exercise of the Optional Reset feature). If the Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base. (See Appendix D for examples of the GMIB.)

   For Contracts issued before February 27, 2006, you may elect an Optional Reset under GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any Contract Anniversary only on or after the third Contract Anniversary, and you may then elect an Optional Reset at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. Subject to state approval, we will enhance your Contract to change the frequency of the Optional Resets from every third Contract Anniversary to every Contract Anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of GMIB Plus I is 0.75% of the Income Base. If the Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.


DESCRIPTION OF GMIB II (FORMERLY, THE PREDICTOR)

   In states where approved, GMIB II was available only for Owners up through age 75, and you can only elect GMIB II at the time you purchase the Contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 85th birthday. We may refer to GMIB II as the Predictor in marketing materials or other communications.

   GMIB II is otherwise identical to GMIB Plus II, with the following exceptions:

      (1) The additional charge for GMIB II is lower (see "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Guaranteed Minimum Income Benefit Rider").

      (2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:

          a. the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday and 0% thereafter, and

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

          b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.

      (3) There is no Guaranteed Principal Option.

      (4) There is no Optional Reset feature.

      (5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).

      (6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 2.5% per annum and GMIB payout rates are not enhanced.

      (7) The following replaces termination provision a), above:

   The 30th day following the Contract Anniversary on or following your 85th birthday.

      (8) The following replaces termination provision d), above:

          Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.

      (9) The following replaces termination provision e), above:


          A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the Contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant.


      (10) Termination provisions f) and g), above, do not apply.

      (11) There are no limitations to how you may allocate your purchase payments and Contract Value among the subaccounts, and you may participate in the Dollar Cost Averaging (DCA) program.

   (See Appendix D for examples illustrating the operation of GMIB II.)

DESCRIPTION OF GMIB I

   The GMIB I Rider is not available for sale.

   In states where approved, you could only elect GMIB I at the time you purchased the Contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a Contract Anniversary.

   GMIB I is identical to GMIB II, with the following exceptions:

      (1) The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II--Income Base", except that:

          a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;

          b) The annual increase rate is 6% per year through the Contract Anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and

          (c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous Contract Anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.

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      (2) The following replaces termination provision d), above:

      Death of the Owner or death of the Annuitant if a non-natural person owns the Contract.


      (3) If you take a full withdrawal of your Contract Value, your Contract is terminated by us due to its small Contract Value and inactivity or your Contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider. For more information on when we may or may not terminate your Contract, see "THE CONTRACTS--Inactive Contracts".


   We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the Contract. (See "THE CONTRACTS--Options for Death Proceeds.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this prospectus who have elected GMIB I.

                        GUARANTEED WITHDRAWAL BENEFITS

   We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this Contract:

  .  Lifetime Withdrawal Guarantee II ("LWG II")

  .  Lifetime Withdrawal Guarantee I ("LWG I")

  .  Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

  .  Guaranteed Withdrawal Benefit I ("GWB I")

   LWG I and GWB I are no longer available for sale. There may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you.


   Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, for your life (and, except for Contracts issued in New York, the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


   If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the Contract, prior to age 86. Contracts issued in New York State are subject to the following issue age requirements for the Lifetime Withdrawal Guarantee I: (1) the owner or oldest joint owner (or annuitant if the owner is a non-natural person) is at least 60 years old for the Single Life Version and (2) the Joint Life Version must be owned by joint owners who are spouses, each of whom is at least 63 years old (because of the requirement that the Contract be owned by joint owners, in New York the Joint Life Version is only available for Non-Qualified Contracts). You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.

FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS

   MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee a Contract Value or minimum return for any subaccount. The Benefit Base (as described below) under the GWB I and Enhanced GWB riders, and the Remaining Guaranteed Withdrawal Amount

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(as described below) under the Lifetime Withdrawal Guarantee rider, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Contract Value to the purchase payments credited within the first 120 days of the date that we issue the Contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II--Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and Withdrawal Charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Withdrawal Charge.")

   IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.

   GWB AND LWG RIDER CHARGES. If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Contract Value during the accumulation phase on each Contract Anniversary. The rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. The Fixed Account is not available for Contracts purchased in the state of New York if you have selected a guaranteed withdrawal benefit.


   The charge for the Lifetime Withdrawal Guarantee II rider is equal to 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Description of the Lifetime Withdrawal Guarantee II--Total Guaranteed Withdrawal Amount") on the applicable Contract Anniversary. For Contracts issued prior to February 24, 2009, the charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "Description of the Enhanced Guaranteed Withdrawal Benefit--Guaranteed Withdrawal Amount") on the applicable Contract Anniversary. (For Contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary. (For contracts issued prior to July 16, 2007, the maximum charge for the Enhanced GWB rider upon an Optional Reset is equal to 0.95% of the Guaranteed Withdrawal Amount.)

   For Contracts with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. If you: make a full withdrawal (surrender) of your Contract Value; you apply all of your Contract Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the Contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, and the effective date of a change of the primary Beneficiary (only for Contracts issued in New York with the Joint Life version of the Lifetime Withdrawal Guarantee II rider), a pro rata portion of the rider charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.

   We reserve the right to increase the Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up or Optional Reset occurs.

   If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate


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that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Optional Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version. For contracts issued with the Lifetime Withdrawal Guarantee II rider prior to February 24, 2009, the Maximum Optional Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. The versions of the Lifetime Withdrawal Guarantee for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.

   For contracts issued with the Lifetime Withdrawal Guarantee II prior to February 24, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount.

   For contracts issued with the Lifetime Withdrawal Guarantee I, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount.

   If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.

   If an Optional Reset occurs under a contract issued with the Enhanced GWB rider prior to July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

   If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

   If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Description of the Lifetime Withdrawal Guarantee II--Remaining Guaranteed Withdrawal Amount") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Description of the Enhanced Guaranteed Withdrawal Benefit--Benefit Base") equals zero.


   WITHDRAWAL CHARGE. We will apply a Withdrawal Charge to withdrawals from purchase payments of up to 9% of purchase payments taken in the first nine years following receipt of the applicable purchase payment. (See "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Withdrawal Charge" and "THE CONTRACTS--Systematic Withdrawals.")

   TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

   TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB AND LWG RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE CONTRACT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.

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   GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS.  The Lifetime
Withdrawal Guarantee is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.

   Note that the Enhanced GWB and GWB I riders are not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.

   (See Appendix E for examples of the GWB riders.)

DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


   TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. For purposes of calculating the Total Guaranteed Withdrawal Amount, the B Plus Class bonus credits are not included. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceeds the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any Withdrawal Charge) reduces the Contract Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE CONTRACT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.

   REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the Non-Excess Withdrawal (including any applicable Withdrawal Charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charges) reduces the Contract Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE CONTRACT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or oldest Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 591/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).

   7.25% COMPOUNDING INCOME AMOUNT. For Contracts issued in all states except New York, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount


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and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up
(discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


      6% COMPOUNDING INCOME AMOUNT (NEW YORK STATE ONLY). For Contracts issued in New York State, if you elect the Single Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date you reach age 63, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal is taken before the Contract Anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.


      If you elect the Joint Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date the younger spouse reaches age 66, until the earlier of: (a) five years or
   (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. If the first withdrawal is taken before the Contract Anniversary following the date the youngest spouse reaches age 66 , the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.


   AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Owner's 91st birthday (or, for Contracts issued in New York State with the Joint Life version, the younger spouse's 91st birthday), an Automatic Annual Step-Up will occur, provided that the Contract Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).

   The Automatic Annual Step-Up:

  . resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Contract Value on the date of the Step-Up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;

  . resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older) or, for Contracts issued in New York State, if the Joint Life version was elected, reset the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the Contract Anniversary following the date the younger spouse is at least age 63); and

  . may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new Contract purchases at the time of the Automatic Annual Step-Up.

   For contracts issued before February 24, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).

   In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose


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to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing at our Annuity Administrative office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Annuity Administrative office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your Contract Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.

   For contracts issued before February 24, 2009. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.


   ANNUAL BENEFIT PAYMENT. For Contracts issued in all states except New York, the initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older).

      ANNUAL BENEFIT PAYMENT (NEW YORK STATE ONLY). For Contracts issued in New York State, if you elect the Single Life Version of LWG II, the Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% if you make the first withdrawal on or after the Contract Anniversary following the date you reach age 76). If you elect the Joint Life Version of LWG II, the initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make the first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 6% Compounding Income Amount, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset to equal the new Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make your first withdrawal on or after the Contract Anniversary following the date the younger spouse reaches age 63).

IT IS IMPORTANT TO NOTE:


  . If you take your first withdrawal before the date you reach age 59 1/2 (or, for Contracts issued in New York State with the Joint Life version, if you take your first withdrawal before the date when you and your spouse are at least age 59 1/2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Contract Value declines to zero. This means if your Contract Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Contract Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments even if your Contract Value declines to zero due to market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


  .  If you take your first withdrawal on or after the date you reach age
     59 1/2 (or, for Contracts issued in New York State with the Joint Life version, if you take your first withdrawal before the date when you and your spouse

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     are at least age 59 1/2), we will continue to pay the Annual Benefit
     Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation, and, for Contracts issued in New York State, if you take your first withdrawal when you and your spouse are at least age 59 1/2), even if your Remaining Guaranteed Withdrawal Amount and/or Contract Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Contract Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Contract Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.

  . If you take your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount. For Contracts issued in New York State, if you elect the Joint Life Version, if you take your first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63, your Annual Benefit Payment will be set equal to 5% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount.

  . IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT (6% COMPOUNDING INCOME AMOUNT FOR CONTRACTS ISSUED IN NEW YORK STATE) ONCE YOU MAKE YOUR SECOND WITHDRAWAL (FIRST WITHDRAWAL FOR CONTRACTS ISSUED IN NEW YORK). HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.

  . You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this Contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.

   MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether you have made an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDEST JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NONNATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


   IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE CONTRACT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Contract Value to decline to zero. An Excess Withdrawal that reduces the Contract Value to zero will terminate the Contract.


   You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal

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during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.



   REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amounts are greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.

   INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "THE CONTRACTS--Investment Allocation Restrictions For Certain Riders". If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.

   JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the Contract, and the Owner (or oldest Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the Contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the Contract under the spousal continuation provisions. (See "THE CONTRACTS--Options for Death Proceeds.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the Contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the Contract and LWG II rider by the spouse will be based on the age of the Contract Owner, or oldest Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above). In situations in which a trust is both the Owner and Beneficiary of the Contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the Contract Owner under the Joint Life version of the LWG II.


   For contracts issued prior to February 24, 2009, the current charge for the Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


   For Contracts issued in New York State, in order for you and your spouse to receive lifetime income, you and your spouse must be at least age 59 1/2 at the time of the first withdrawal. Please note that a change of the primary Beneficiary will terminate the LWG II rider in New York State. The age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions for Contracts issued in New York State (see "6% Compounding Income Amount" above.) In addition, the withdrawal rate for the Joint Life Version may differ from the withdrawal rate for the Single Life Version for Contracts issued in New York State (see "Annual Benefit Payment" above).

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

   CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable Contract Anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing at our Annuity Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Investment Allocation Restrictions For Certain Riders" will no longer apply. The variable annuity Contract, however, will continue.

   If you cancel the LWG II rider on the fifteenth Contract Anniversary or any Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Contract Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a)-(b) where:

      (a) is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals taken (including any applicable Withdrawal Charges) and

      (b) is the Contract Value on the date of cancellation.

   The Guaranteed Principal Adjustment will be added to each applicable subaccount in the ratio the portion of the Contract Value in such subaccount bears to the total Contract Value in all subaccounts. The Guaranteed Principal Adjustment will never be less than zero.

   Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


   The Guaranteed Principal Adjustment is not available in the State of Washington.


   TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:

      (1) the date of a full withdrawal of the Contract Value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);

      (2) the date all of the Contract Value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);

      (3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Contract Value and your Contract is thereby terminated (whatever Contract Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the Contract);

      (4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the Contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;


      (5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


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

      (6) the effective date of the cancellation of the rider;


      (7) termination of the Contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed);


      (8) the date you assign your Contract, (a pro rata portion of the rider charge will be assessed); or.

      (9) only for Contracts issued in New York State with the Joint Life version, the effective date of a change of the primary Beneficiary (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures.


   Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


   Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.

   ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your Contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your Contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

   Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

   We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the LWG II rider charge; or (3) the Contract Owner dies, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract, you may not make additional purchase payments under the Contract.

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DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I

   In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.

   TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Contract Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value.

   REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Contract Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value.


   COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). We take the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or
(b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


   ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


   AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current Contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each Contract Anniversary prior to the Owner's 86th birthday.

   RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit--Rider Charge").


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

   INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and Contract Value among the Fixed Account and/or the following Subaccounts:

      (1)  MetLife Conservative Allocation Subaccount

      (2)  MetLife Conservative to Moderate Allocation Subaccount

      (3)  MetLife Moderate Allocation Subaccount

      (4)  MetLife Moderate to Aggressive Allocation Subaccount

      (5)  American Funds Moderate Allocation Subaccount

      (6)  American Funds Balanced Allocation Subaccount

      (7)  American Funds Growth Allocation Subaccount

      (8)  Met/Franklin Templeton Founding Strategy Subaccount

      (9)  the SSgA Growth and Income ETF Portfolio

      (10) the SSgA Growth ETF Portfolio

      (11) BlackRock Money Market Subaccount.


      (12) AllianceBernstein global Dynamic Allocation Portfolio

      (13) AQR Global Risk Balanced Portfolio

      (14) BlackRock Global Tactical Strategies Portfolio

      (15) Invesco Balanced-Risk Allocation Portfolio

      (16) JPMorgan Global Active Allocation Portfolio

      (17) MetLife Balanced Plus Portfolio

      (18) Schroder Global Multi-Asset Portfolio

      (19) Pyramis(R) Government Income Portfolio


   You may also elect to participate in dollar cost averaging or EDCA programs, provided that your destination Subaccounts are one or more of the above listed Subaccounts you have chosen. On the other hand, if you elect the LWG II rider, you must comply with the restrictions listed in "THE CONTRACTS--Investment Allocation Restrictions For Certain Riders."

DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT

   BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Contract Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.

   The Benefit Base is equal to:

  .  Your initial purchase payment, increased by the 5% GWB Bonus Amount;

  .  Increased by each subsequent purchase payment, and by the 5% GWB Bonus
     Amount;

  . Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable Withdrawal Charge) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire Contract Value to an annuity option); and

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

  . If a Benefit Paid from your Contract is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant 's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Contract Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Contract Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

   (See Appendix E for examples of how withdrawals affect the Benefit Base.)

   ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.

   MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Contract Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Contract Value after the reduction for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB withdrawal rate. Because the GWB charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the benefit relative to the benefits you will receive.

   (See Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)

   You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.

   REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amounts are greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as excess withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution program is based on information relating to this Contract only. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.

   GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. For purposes of calculating the Guaranteed Withdrawal Amount, B Plus Class bonus credits are not included. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.

   OPTIONAL RESET. At any Contract Anniversary prior to the 86th birthday of the Owner (or the oldest Joint Owner, or the Annuitant if the Contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. The Optional Reset will reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your Contract Value is larger than the Benefit Base immediately before the reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. An Optional Reset will:

  . Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Contract Value on the date of the reset;

  . Reset your Annual Benefit Payment equal to the Contract Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and

  . Reset the Enhanced GWB rider charge equal to then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.

   You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Contract Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner, or the Annuitant if the Contract is owned by a non-natural person).

   We must receive your request for a one time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing at our Annuity Administrative Office) before the applicable Contract Anniversary. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.

   If you elect Automatic Annual Resets, a reset will occur automatically on any Contract Anniversary if: (1) your Contract Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the Contract Anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.

   In the event that the charge applicable to Contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the Contract Anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one- time Optional Reset or reinstate Automatic Annual Resets.)

   It is possible to elect a one-time Optional Reset when the Contract Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the Contract Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Contract Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the

Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a onetime Optional Reset when your Contract Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Contract Value is larger than the Guaranteed Withdrawal Amount.

   Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).

   For Contracts issued prior to July 16, 2007, you may elect an Optional Reset beginning with the third Contract Anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent Contract Anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available

   CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing at our Annuity Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The Contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.

   TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:

      (1) the date you make a full withdrawal of your Contract Value;

      (2) the date you apply all of your Contract Value to an annuity option;

      (3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Contract Value (whatever Contract Value is available will be applied to pay the annual Enhanced GWB rider charge);

      (4) the date we receive due proof of the Owner's death and a beneficiary claim form, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the Contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


      (5) a change of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the Contract);


      (6) The effective date of cancellation of the rider; or

      (7) the termination of your Contract.

   ADDITIONAL INFORMATION. If you take a full withdrawal of your Contract Value and the withdrawal does not exceed the Annual Benefit Payment, or your Contract Value is reduced to zero because you do not have a sufficient Contract Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.

   If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other Contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.

   If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant , if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

   We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the Enhanced GWB rider charge; or (3) the Contract Owner or Joint Owner (or the Annuitant , if the Owner is a non-natural person) dies, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.

DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I

   The GWB I rider is no longer available for sale. The GWB I rider is the same as the Enhanced GWB rider described above, with the following differences:

      (1) there is no favorable treatment of required minimum distributions;

      (2) the GWB I rider charge continues even if your Benefit Base equals zero;

      (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year;

      (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%;

      (5) you do not have the ability to cancel the rider following your fifth Contract Anniversary; and

      (6) we include withdrawal charges for the purposes of determining whether your annual withdrawals exceeded your Annual Benefit Payment.

   By endorsement, the GWB I rider has been enhanced so that items (1) and
(2) above no longer apply and the interval between Optional Resets in item
(3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third Contract Anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent Contract Anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.

                    GUARANTEED MINIMUM ACCUMULATION BENEFIT

   The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. The GMAB guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Contract Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Contract Value so that it is equal to the guaranteed amount. This benefit is intended to protect you against poor investment performance during the accumulation phase of your Contract.

   If you elected the GMAB rider, we require you to allocate your purchase payments and all of your Contract Value to one of the Asset Allocation subaccounts available in your Contract (the MetLife Moderate to Aggressive Allocation Subaccount and the MetLife Aggressive Allocation Subaccount are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging program, provided that your destination subaccount is the available Asset Allocation subaccount you have chosen. No transfers are permitted while this rider is in effect. The Asset Allocation subaccount you choose will determine the percentage of purchase payments that equal the guaranteed amount. The Asset Allocation subaccounts available if you chose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:

                                               GUARANTEED AMOUNT
                                                (% OF PURCHASE   YEARS TO RIDER
 ASSET ALLOCATION SUBACCOUNT                       PAYMENTS)     MATURITY DATE
 ---------------------------                   ----------------- --------------
 MetLife Conservative Allocation Subaccount...        130%          10 years
 MetLife Conservative to Moderate Allocation
   Subaccount.................................        120%          10 years
 MetLife Moderate Allocation Subaccount.......        110%          10 years

   For more information on the Asset Allocation subaccounts, please see "Investment Advice" in your contract prospectus as well as the prospectus for the Asset Allocation portfolios the subaccounts invest in.

   You may elect the GMAB rider when you purchase the Contract, up through age
80. However, you may not elect the GMAB rider if you have also elected the Enhanced Death Benefit rider, a GWB rider or a GMIB rider.

   BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Contract Value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the Contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related Withdrawal Charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your Contract that is shown on your contract schedule page (currently $5,000,000). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Contract Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.

   On your Contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which Asset Allocation subaccount you have selected. When you make a withdrawal from the Contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related Withdrawal Charge) bears to the total Contract Value.

 EXAMPLE:

      Assume your Contract Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Contract. The withdrawal amount is 10% of the Contract Value. Therefore, after the withdrawal, your Contract Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

   The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the Contract prior to the Rider Maturity Date.

   Purchase payment bonus amounts under the B Plus Class are not considered to be purchase payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.

   At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your Contract's Contract Value to its Guaranteed Accumulation Amount. If the Contract Value is less than the Guaranteed Accumulation Amount, we will contribute to your Contract Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Asset Allocation subaccount you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA Guaranteed Account).

   If your Contract Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Contract Value. The GMAB rider terminates at the Rider Maturity Date. We will not assess the GMAB Rider Charge after that date, and the related investment requirements and restrictions will no longer apply.

   If your Contract Value is reduced to zero for any reason other than a full withdrawal of the Contract Value or application of the entire Contract Value to an annuity option, but your Contract has a positive Guaranteed Accumulation Amount remaining, the Contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Contract Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Contract.

   Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day GMAB Eligibility Period lose significant value, if the Contract Value, which includes all purchase payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you, if you intend to make additional purchase payments after the GMAB Eligibility Period.

 EXAMPLE:

      Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Moderate Allocation Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your Contract Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).

      In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Moderate Allocation Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Contract Value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your Contract Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Contract Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).

   RIDER TERMINATION.  The GMAB rider will terminate at the earliest of:
(1) the Rider Maturity Date; (2) the date you surrender the Contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Contract Value to an annuity option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person) unless the Beneficiary is the spouse of the Owner and elects to continue the Contract under the spousal continuation provisions of the Contract.

   Once the rider is terminated, the GMAB Rider Charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.

   CANCELLATION. You have a one-time right to cancel this optional benefit, to take effect on your fifth Contract Anniversary. We must receive your request in writing at our Annuity Administrative Office within the 90-day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.

GMAB RIDER CHARGE

   The GMAB Rider charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted on each Contract Anniversary from your Contract Value pro rata from your Contract's Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary.

   GMAB AND DECEDENT CONTRACTS. Note that the GMAB is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS") or IRA Contract (or where otherwise offered, under any other Contract which is being "stretched" by a Beneficiary after the death of the Contract Owner or after the death of the Annuitant in certain cases) because, under tax rules, such Contracts generally require distributions to commence by the end of the calendar year following the year of the Contract Owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

SUMMARY OF LIVING BENEFIT RIDERS

   The chart below highlights certain differences among the living benefit riders. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.*

                                                                       WITHDRAWAL GUARANTEES
                                                      --------------------------------------------------------
                                                               LIFETIME
                                   INCOME                     WITHDRAWAL
                                 GUARANTEES                    GUARANTEE                    ENHANCED
                                 GMIB PLUS II                   I & II                        GWB
--------------------------------------------------------------------------------------------------------------
LIFETIME INCOME           Yes (after waiting period)  Yes (if first withdrawal on              No
                                                         or after age 59 1/2)
--------------------------------------------------------------------------------------------------------------
BENEFIT RIDER INVOLVES               Yes                          No                           No
ANNUITIZATION
--------------------------------------------------------------------------------------------------------------
WITHDRAWALS PERMITTED/1/    Prior to annuitization                Yes                         Yes
--------------------------------------------------------------------------------------------------------------
WAITING PERIOD            Must wait 10 years to       None (age 59 1/2 for                    None
                          annuitize under rider;      lifetime withdrawals)
                          Optional Step-Up restarts
                          waiting period;
                          Withdrawals available
                          immediately
--------------------------------------------------------------------------------------------------------------
RESET/STEP-UP                        Yes                          Yes                         Yes
--------------------------------------------------------------------------------------------------------------
MAY INVEST IN VARIABLE      Prior to annuitization                Yes                         Yes
ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT ALLOCATION                Yes                          Yes                          No
REQUIREMENTS
--------------------------------------------------------------------------------------------------------------
ABILITY TO CANCEL RIDER   Yes, after 10 years, can    Yes, at 5th, 10th & 15th     Yes, within 90 days after
                          take lump-sum option        Contract Anniversary,        5th Contract Anniversary
                          under the GPO provisions    annually thereafter; or,
                                                      lump-sum option under
                                                      the GPA provisions after
                                                      15 years
--------------------------------------------------------------------------------------------------------------
DEATH BENEFIT             Prior to annuitization,     Contract death benefit or    Ability to receive Benefit
                          Contract death benefit      alternate rider death        Base in series of
                          available/2/                benefit; ability to receive  payments instead of
                                                      Remaining Guaranteed         Contract death benefit
                                                      Withdrawal Amount in
                                                      series of payments
                                                      instead of Contract death
                                                      benefit
--------------------------------------------------------------------------------------------------------------
CURRENT RIDER CHARGES/3/  GMIB Plus II: 1.00%         LWG II: 1.25% (Single           Enhanced GWB: 0.55%
                                                      Life version) or 1.50%
                                                      (Joint Life version);
                                                      LWG I: 0.50% (Single Life
                                                      version) or 0.70% (Joint
                                                      Life version)
--------------------------------------------------------------------------------------------------------------

----------
*For a description of the GMAB, GMIB I, GMIB II, GMIB Plus I and GWB I riders, which are no longer available, see "Living Benefits" above.

/1/Withdrawals will reduce the living and death benefits and Contract Value.

/2/If the Contract is annuitized, annuity payments may be guaranteed for a certain period of time (depending on the annuity option selected) and therefore payable upon death of the annuitant. See "ANNUITY PAYMENTS" and the rider descriptions for more information.

/3/Certain rider charges may increase upon a Optional Reset or Optional
  Step-Up. Generally, rider charges are assessed as a percentage of the guaranteed benefit rather than account value. For example, the charge for GMIB Plus II is 1.00% of the Income Base. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS" and the individual rider descriptions for more information.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

   The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

      1. Plans qualified under Section 401(a) of the Code ("Qualified Plans");
   and

      2. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997.

   An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax-favored treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously was available for use in TSA Plans funded solely by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with
Section 401(k) plans.

   A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." It should be understood that should a tax-favored retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

   In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

   Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.

                       FEDERAL INCOME TAX CONSIDERATIONS

   The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

   Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

   OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

   Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

   The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  .  made on or after the taxpayer reaches age 59 1/2;

  .  made on or after the death of an Owner;

  .  attributable to the taxpayer's becoming disabled;

  . made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

  . under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

   In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

   The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

   Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

   Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

   Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

   The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.

   PARTIAL ANNUITIZATION. We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2 ) in addition to ordinary income tax. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as page A-162 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.

   FURTHER INFORMATION. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


   INDIVIDUAL RETIREMENT ACCOUNTS (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2012, $5,000 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium

(adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.


   SIMPLE IRA'S permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2012. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


   ROTH IRAS, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties under new IRS regulations affecting 403(b) plans and arrangements.

   Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

   In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

   DEATH BENEFITS. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

   ELIGIBLE SECTION 457(B) PLANS, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

   REQUIRED MINIMUM DISTRIBUTIONS ("RMDS"). Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

   Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

   The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

   SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For RMDs following the death of the Owner or Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

   OTHER TAX ISSUES. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective
March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

   TAX CREDITS AND DEDUCTIONS. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

   GUARANTEED BENEFITS. If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:

   The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

   We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

   COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

  . The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

  . The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

  . The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

   See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

   FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

   GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

   ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

   PUERTO RICO TAX CONSIDERATIONS. The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                 VOTING RIGHTS

   We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

   Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

   We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.

   We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

   The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.

                         DISTRIBUTION OF THE CONTRACTS

   We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Each of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Fee Table--Annual Eligible Fund Operating Expenses" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all amounts allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, American Funds Global Small Capitalization Fund, American Funds Balanced Allocation Portfolio, American Funds Moderate Allocation Portfolio, and the American Funds Growth Allocation Portfolio for the services it provides in marketing the Funds' shares in connection with the Contract.


   Distributor's sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payments received are equal to part or all of the gross dealer concession amounts described below. The percentage the sales representative receives is determined by a formula that takes into consideration the amount of proprietary products the sales representative sells and services. Proprietary products are products issued by us or an affiliate. Because sales of proprietary products are a factor in determining the percentage of the gross dealer concession amount to which Distributor's sales representatives are entitled, these sales representatives have an incentive to favor sale of the Contract over similar products issued by non-affiliates.

   With respect to the Contract, the gross dealer concession is up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, is up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower gross dealer concession on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of gross dealer concession may be returned if the Contract is not continued through the first Contract Year. Gross dealer concession may also be paid if the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force.

   Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including sales of proprietary products, the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency. Because the sales made by the representatives they supervise are a factor in determining Managing Partners' compensation, they also have an incentive to favor the sales of proprietary products. Managing Partners may pay a portion of their cash compensation to their sales representatives.

   Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above.

   Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

   In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

   Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

   The commissions payable for Contract sales by selling firms (affiliated and non affiliated) will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

   A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

   Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

   We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc., MetLife Investors Distribution Company, Walnut Street Securities, Inc. and Tower Square Securities, Inc.. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

                      THE OPERATION OF THE FIXED ACCOUNT

   The Contract has a Fixed Account option in states that have approved this option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest. The Fixed Account is not available to Contracts purchased after May 1, 2003 for which the C Class has been selected or for any Contracts which are purchased on or after that date in the state of New York if the GMIB I or GMIB II has been selected. The Fixed Account is also not available for Contracts purchased in the state of New York if the optional Guaranteed Withdrawal Benefit is selected. The Fixed Account is not available if the GMIB Plus I or GMAB is selected.

   Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the

Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate required by your state. We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily. We also reserve the right to restrict transfers or purchase payments into the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate or if the total Contract Value in the Fixed Account exceeds such maximum amount(s) that we establish from time to time. You can contact us or consult your registered representative for our current limits.

   Currently, any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12-month period. At the end of each succeeding 12-month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

   A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, or in the Company's general account (but outside the Fixed Account).

   Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as in the Variable Account regarding withdrawals and partial withdrawals. Special limits, however, apply to transfers involving the Fixed Account (see below). Unless you request otherwise, any partial withdrawal you make will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account, proportionately.


   We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the subaccounts from the Fixed Account will be on a "last-in, first-out" basis. No transfers to the Fixed Account are allowed for 180 days after the date of a transfer out of the Fixed Account and we reserve the right to restrict purchase payments to the Fixed Account during this period. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fits your risk tolerance and time horizon. SEE the Statement of Additional Information.


   We will deduct the annual Contract Administrative Fee entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.

   For more information on the Fixed Account please refer to the Statement of Additional Information.

                      INVESTMENT PERFORMANCE INFORMATION

   We may advertise or include in sales literature (i) current and effective yields for the subaccounts for a Class; (ii) total returns for the subaccounts for a Class, (iii) non-standard returns for the subaccounts for a Class and
(iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the subaccounts for a specified period for a Class. Total returns for the subaccounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a subaccount's performance for a Class compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison. We may reflect bonus amounts in performance relating to the B Plus Class.

YIELDS

   The current yield of the BlackRock Money Market Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

   The yield of a subaccount (beside the BlackRock Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

STANDARD RETURN

   The total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in the subaccount for the stated times. Average annual total return of a subaccount tells you the return you would have experienced if you allocated a $1,000 purchase payment to a subaccount for the specified period. We provide average annual total returns for the subaccounts on a Class-specific basis. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the subaccount for that Class (assuming selection of the Standard Death Benefit), including any Withdrawal Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standard total return for a Class will reflect the charge for GMIB I or GMIB II but will not reflect charges for any other optional additional benefits, including the Earnings Preservation Benefit Rider. From time to time in response to changes in the marketplace, promotional emphasis, and actual sales experience, we may modify our determination of which charges and deductions for optional features to factor into each Class's standardized average annual total returns. Narrative disclosure accompanying performance information in marketing materials always will indicate clearly which charges and deductions are reflected in performance for each Class. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the subaccount if any of those periods are not available.

NON-STANDARD RETURN

   "Non-Standard" average annual total return information for a Class may be presented, computed on the same basis as described above, except that deductions may not include the Withdrawal Charge or the charge for the GMIB. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a subaccount. We may also provide non-standard performance that reflects the inclusion or exclusion of various optional riders on a Class-specific basis. Narrative disclosure in marketing material containing non-standard returns will indicate which charges and deductions are reflected. Non-standard performance for a Class will be accompanied by standard performance for that Class.

   We may also illustrate on a Class-specific basis what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Withdrawal Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Withdrawal Value reflects the deduction of any Withdrawal Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Withdrawal Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Withdrawal Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Withdrawal Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Withdrawal Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

   We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

   We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

   We may also illustrate growth and value of a specified purchase payment or payments on a Class-specific basis in the same manner as described above based on hypothetical returns. To see an example of one such hypothetical illustration, refer to Appendix G.

OTHER PERFORMANCE

   In advertising and sales literature, we may compare the performance of each subaccount on a Class-specific basis to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the subaccounts. Advertising and sales literature may also show the performance rankings of the subaccounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS"), or may compare to the performance of a subaccount on a Class-specific basis to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.

                               LEGAL PROCEEDINGS

   In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

   It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.

                             FINANCIAL STATEMENTS


   Financial statements for the New England Variable Annuity Separate Account, New England Life Insurance Company and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 1095 Avenue of the Americas, New York, NY 10036 or telephoning 1-800-777-5897 or visiting our website at www.metlife.com/new-england-financial.


                           ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


   The following tables show the Accumulation Unit Values through December 31, 2011 for each subaccount. The Accumulation Unit Values are shown for Contracts with the lowest total Variable Account charge that applied through December 31, 2011, and for Contracts with the highest total Variable Account Charge that applied through December 31, 2011. The first table shows Contracts with the Standard Death Benefit and no riders (1.15% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 1.40%). The second table shows Contracts with the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the Earnings Preservation Benefit Rider (2.20% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 2.45%.) All other possible combination of charges for an American Forerunner Series Contract appear in the Statement of Additional Information, which is available upon request by writing or calling New England Securities Corporation, 1095 Avenue of the Americas, New York, NY 10036 1-800-777-5897 or visiting our website at www.metlife.com/new-england-financial.

                           ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                           1.15% VARIABLE ACCOUNT CHARGE
                                                         ----------------------------------
                                                            AUV AT     AUV AT   ACCUM UNITS
                                                         BEGINNING OF ENDING OF   END OF
                                                            PERIOD     PERIOD     PERIOD
                                                         ------------ --------- -----------
American Forerunner -- 1.15
  American Funds(R) Balanced Allocation Sub-Account
    04/28/2008 to 12/31/2008............................  10.008739    7.023763  2,139,300
    01/01/2009 to 12/31/2009............................   7.023763    8.979691  5,447,997
    01/01/2010 to 12/31/2010............................   8.979691    9.956569  6,349,814
    01/01/2011 to 12/31/2011............................   9.956569    9.633560  6,081,118
  American Funds(R) Growth Allocation Sub-Account
    04/28/2008 to 12/31/2008............................   9.998740    6.370796  5,674,388
    01/01/2009 to 12/31/2009............................   6.370796    8.441748 10,182,097
    01/01/2010 to 12/31/2010............................   8.441748    9.470459 10,163,815
    01/01/2011 to 12/31/2011............................   9.470459    8.919288 10,183,069
  American Funds(R) Moderate Allocation Sub-Account
    04/28/2008 to 12/31/2008............................  10.018739    7.698627  1,998,760
    01/01/2009 to 12/31/2009............................   7.698627    9.391199  5,262,900
    01/01/2010 to 12/31/2010............................   9.391199   10.203579  5,362,969
    01/01/2011 to 12/31/2011............................  10.203579   10.106437  5,211,389
  Artio International Stock Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004............................   1.221093    1.397216  1,227,378
    01/01/2005 to 12/31/2005............................   1.397216    1.624204  3,844,781
    01/01/2006 to 12/31/2006............................   1.624204    1.866242  5,748,730
    01/01/2007 to 12/31/2007............................   1.866242    2.030547  6,339,042
    01/01/2008 to 12/31/2008............................   2.030547    1.119223  7,948,500
    01/01/2009 to 12/31/2009............................   1.119223    1.348577  9,683,460
    01/01/2010 to 12/31/2010............................   1.348577    1.424628  8,787,565
    01/01/2011 to 12/31/2011............................   1.424628    1.124830  8,283,177
  Artio International Stock Sub-Account (Class E)/(9)/
    07/02/2001 to 12/31/2001............................   1.286985    1.177247    302,022
    01/01/2002 to 12/31/2002............................   1.177247    0.958679  3,281,364
    01/01/2003 to 12/31/2003............................   0.958679    1.212108  9,382,604
    01/01/2004 to 12/31/2004............................   1.212108    1.414070 10,047,349
    01/01/2005 to 12/31/2005............................   1.414070    1.646785  9,262,176
    01/01/2006 to 12/31/2006............................   1.646785    1.892721  8,542,749
    01/01/2007 to 12/31/2007............................   1.892721    2.061892  7,354,196
    01/01/2008 to 12/31/2008............................   2.061892    1.137322  7,170,716
    01/01/2009 to 12/31/2009............................   1.137322    1.371249  7,152,856
    01/01/2010 to 12/31/2010............................   1.371249    1.450971  6,470,512
    01/01/2011 to 12/31/2011............................   1.450971    1.147816  5,957,099

                                                        1.15% VARIABLE ACCOUNT CHARGE
                                                      ----------------------------------
                                                         AUV AT     AUV AT   ACCUM UNITS
                                                      BEGINNING OF ENDING OF   END OF
                                                         PERIOD     PERIOD     PERIOD
                                                      ------------ --------- -----------
  Barclays Capital Aggregate Bond Index Sub-Account
    07/02/2001 to 12/31/2001.........................   1.104444    1.137661    214,731
    01/01/2002 to 12/31/2002.........................   1.137661    1.236460  3,314,448
    01/01/2003 to 12/31/2003.........................   1.236460    1.263646  9,580,256
    01/01/2004 to 12/31/2004.........................   1.263646    1.297178 11,900,128
    01/01/2005 to 12/31/2005.........................   1.297178    1.306147 14,339,751
    01/01/2006 to 12/31/2006.........................   1.306147    1.340487 15,246,938
    01/01/2007 to 12/31/2007.........................   1.340487    1.413341 14,789,032
    01/01/2008 to 12/31/2008.........................   1.413341    1.475806 12,927,831
    01/01/2009 to 12/31/2009.........................   1.475806    1.531582 14,536,998
    01/01/2010 to 12/31/2010.........................   1.531582    1.600271 13,986,740
    01/01/2011 to 12/31/2011.........................   1.600271    1.697236 12,692,881
  BlackRock Aggressive Growth Sub-Account
    05/01/2004 to 12/31/2004.........................  34.939028   38.800924      8,169
    01/01/2005 to 12/31/2005.........................  38.800924   42.360155     21,964
    01/01/2006 to 12/31/2006.........................  42.360155   44.585585     48,714
    01/01/2007 to 12/31/2007.........................  44.585585   52.991867     71,893
    01/01/2008 to 12/31/2008.........................  52.991867   28.371329     88,238
    01/01/2009 to 12/31/2009.........................  28.371329   41.807049    113,098
    01/01/2010 to 12/31/2010.........................  41.807049   47.526146     96,932
    01/01/2011 to 12/31/2011.........................  47.526146   45.459426     91,328
  BlackRock Bond Income Sub-Account
    07/02/2001 to 12/31/2001.........................   3.967687    4.116167    163,045
    01/01/2002 to 12/31/2002.........................   4.116167    4.401486  1,804,114
    01/01/2003 to 12/31/2003.........................   4.401486    4.594079  4,102,407
    01/01/2004 to 12/31/2004.........................   4.594079    4.730889  5,962,426
    01/01/2005 to 12/31/2005.........................   4.730889    4.777709  7,142,220
    01/01/2006 to 12/31/2006.........................   4.777709    4.918626  7,522,271
    01/01/2007 to 12/31/2007.........................   4.918626    5.154892  7,063,348
    01/01/2008 to 12/31/2008.........................   5.154892    4.909032  5,787,885
    01/01/2009 to 12/31/2009.........................   4.909032    5.298563  5,471,023
    01/01/2010 to 12/31/2010.........................   5.298563    5.660638  5,566,268
    01/01/2011 to 12/31/2011.........................   5.660638    5.948863  4,946,245
  BlackRock Diversified Sub-Account
    05/01/2004 to 12/31/2004.........................  36.941912   39.924032     17,530
    01/01/2005 to 12/31/2005.........................  39.924032   40.581393     32,172
    01/01/2006 to 12/31/2006.........................  40.581393   44.229038     41,317
    01/01/2007 to 12/31/2007.........................  44.229038   46.176288     48,017
    01/01/2008 to 12/31/2008.........................  46.176288   34.251139     49,567
    01/01/2009 to 12/31/2009.........................  34.251139   39.615952     48,916
    01/01/2010 to 12/31/2010.........................  39.615952   42.810934     52,682
    01/01/2011 to 12/31/2011.........................  42.810934   43.841347     52,369

                                                                      1.15% VARIABLE ACCOUNT CHARGE
                                                                    ----------------------------------
                                                                       AUV AT     AUV AT   ACCUM UNITS
                                                                    BEGINNING OF ENDING OF   END OF
                                                                       PERIOD     PERIOD     PERIOD
                                                                    ------------ --------- -----------
  BlackRock Large Cap Core Sub-Account
    04/30/2007 to 12/31/2007.......................................   8.290231   8.375437     475,242
    01/01/2008 to 12/31/2008.......................................   8.375437   5.190547     508,205
    01/01/2009 to 12/31/2009.......................................   5.190547   6.116214     651,374
    01/01/2010 to 12/31/2010.......................................   6.116214   6.799357     650,958
    01/01/2011 to 12/31/2011.......................................   6.799357   6.738930     635,085
  BlackRock Large Cap Sub-Account (previously BlackRock Large Cap
   Sub-Account/(12)/)
    07/02/2001 to 12/31/2001.......................................   7.405651   6.772638       9,147
    01/01/2002 to 12/31/2002.......................................   6.772638   4.935465     174,161
    01/01/2003 to 12/31/2003.......................................   4.935465   6.338206     420,746
    01/01/2004 to 12/31/2004.......................................   6.338206   6.929556     622,871
    01/01/2005 to 12/31/2005.......................................   6.929556   7.077751     612,453
    01/01/2006 to 12/31/2006.......................................   7.077751   7.964984     514,294
    01/01/2007 to 04/27/2007.......................................   7.964984   8.359930           0
  BlackRock Large Cap Value Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004.......................................   1.074511   1.187350   1,779,030
    01/01/2005 to 12/31/2005.......................................   1.187350   1.239040   3,199,011
    01/01/2006 to 12/31/2006.......................................   1.239040   1.459220   4,651,289
    01/01/2007 to 12/31/2007.......................................   1.459220   1.487583   6,643,621
    01/01/2008 to 12/31/2008.......................................   1.487583   0.954237   7,976,000
    01/01/2009 to 12/31/2009.......................................   0.954237   1.047603   9,478,366
    01/01/2010 to 12/31/2010.......................................   1.047603   1.128063   8,432,200
    01/01/2011 to 12/31/2011.......................................   1.128063   1.138050   7,638,778
  BlackRock Large Cap Value Sub-Account (Class E)/(9)/
    05/01/2002 to 12/31/2002.......................................   1.000000   0.793741     375,552
    01/01/2003 to 12/31/2003.......................................   0.793741   1.062518   2,038,338
    01/01/2004 to 12/31/2004.......................................   1.062518   1.190256   3,754,139
    01/01/2005 to 12/31/2005.......................................   1.190256   1.243644   3,394,211
    01/01/2006 to 12/31/2006.......................................   1.243644   1.465566   3,610,207
    01/01/2007 to 12/31/2007.......................................   1.465566   1.496121   3,903,735
    01/01/2008 to 12/31/2008.......................................   1.496121   0.960759   3,627,371
    01/01/2009 to 12/31/2009.......................................   0.960759   1.055927   3,123,089
    01/01/2010 to 12/31/2010.......................................   1.055927   1.137833   2,942,951
    01/01/2011 to 12/31/2011.......................................   1.137833   1.148780   2,716,260
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004.......................................   2.375262   2.606996     350,302
    01/01/2005 to 12/31/2005.......................................   2.606996   2.751324     757,219
    01/01/2006 to 12/31/2006.......................................   2.751324   2.825633     887,193
    01/01/2007 to 12/31/2007.......................................   2.825633   3.307992   1,134,135
    01/01/2008 to 12/31/2008.......................................   3.307992   2.070212   1,395,870
    01/01/2009 to 12/31/2009.......................................   2.070212   2.793630   2,080,167
    01/01/2010 to 12/31/2010.......................................   2.793630   3.299377   1,933,195
    01/01/2011 to 12/31/2011.......................................   3.299377   2.963107   1,764,552

                                                                                 1.15% VARIABLE ACCOUNT CHARGE
                                                                               ----------------------------------
                                                                                  AUV AT     AUV AT   ACCUM UNITS
                                                                               BEGINNING OF ENDING OF   END OF
                                                                                  PERIOD     PERIOD     PERIOD
                                                                               ------------ --------- -----------
  BlackRock Legacy Large Cap Growth Sub-Account (Class B) (formerly FI Large
   Cap Sub-Account/(14)/)
    05/01/2006 to 12/31/2006..................................................  17.509536   17.742684      4,682
    01/01/2007 to 12/31/2007..................................................  17.742684   18.191648     16,795
    01/01/2008 to 12/31/2008..................................................  18.191648    9.899608     21,313
    01/01/2009 to 05/01/2009..................................................   9.899608   10.339751          0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)/(9)/
    07/02/2001 to 12/31/2001..................................................   3.039302    2.779511    273,278
    01/01/2002 to 12/31/2002..................................................   2.779511    1.834426  2,050,719
    01/01/2003 to 12/31/2003..................................................   1.834426    2.446494  4,355,028
    01/01/2004 to 12/31/2004..................................................   2.446494    2.626601  5,025,000
    01/01/2005 to 12/31/2005..................................................   2.626601    2.774555  4,418,744
    01/01/2006 to 12/31/2006..................................................   2.774555    2.852573  3,974,723
    01/01/2007 to 12/31/2007..................................................   2.852573    3.342657  3,563,998
    01/01/2008 to 12/31/2008..................................................   3.342657    2.093982  3,054,506
    01/01/2009 to 12/31/2009..................................................   2.093982    2.828166  2,730,728
    01/01/2010 to 12/31/2010..................................................   2.828166    3.344473  2,486,429
    01/01/2011 to 12/31/2011..................................................   3.344473    3.006641  2,215,464
  BlackRock Money Market Sub-Account
    07/02/2001 to 12/31/2001..................................................   2.316804    2.332669    365,811
    01/01/2002 to 12/31/2002..................................................   2.332669    2.332852  2,821,839
    01/01/2003 to 12/31/2003..................................................   2.332852    2.318973  6,195,400
    01/01/2004 to 12/31/2004..................................................   2.318973    2.309213  6,704,053
    01/01/2005 to 12/31/2005..................................................   2.309213    2.343071  6,730,542
    01/01/2006 to 12/31/2006..................................................   2.343071    2.421770  7,612,640
    01/01/2007 to 12/31/2007..................................................   2.421770    2.509184  8,588,411
    01/01/2008 to 12/31/2008..................................................   2.509184    2.544886 13,450,403
    01/01/2009 to 12/31/2009..................................................   2.544886    2.522157 12,458,522
    01/01/2010 to 12/31/2010..................................................   2.522157    2.493317  9,891,974
    01/01/2011 to 12/31/2011..................................................   2.493317    2.464885  8,545,366
  Clarion Global Real Estate Sub-Account
    05/01/2004 to 12/31/2004..................................................   9.999055   12.855176    389,828
    01/01/2005 to 12/31/2005..................................................  12.855176   14.397050  1,237,659
    01/01/2006 to 12/31/2006..................................................  14.397050   19.581741  1,855,516
    01/01/2007 to 12/31/2007..................................................  19.581741   16.451894  1,946,537
    01/01/2008 to 12/31/2008..................................................  16.451894    9.485788  2,056,888
    01/01/2009 to 12/31/2009..................................................   9.485788   12.634529  2,157,734
    01/01/2010 to 12/31/2010..................................................  12.634529   14.501833  1,932,568
    01/01/2011 to 12/31/2011..................................................  14.501833   13.535474  1,738,076

                                                     1.15% VARIABLE ACCOUNT CHARGE
                                                   ----------------------------------
                                                      AUV AT     AUV AT   ACCUM UNITS
                                                   BEGINNING OF ENDING OF   END OF
                                                      PERIOD     PERIOD     PERIOD
                                                   ------------ --------- -----------
  Davis Venture Value Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004......................   2.925848   3.154211   2,118,582
    01/01/2005 to 12/31/2005......................   3.154211   3.429931   6,914,939
    01/01/2006 to 12/31/2006......................   3.429931   3.876398  10,590,474
    01/01/2007 to 12/31/2007......................   3.876398   3.998279  12,408,677
    01/01/2008 to 12/31/2008......................   3.998279   2.390441  13,943,753
    01/01/2009 to 12/31/2009......................   2.390441   3.111053  16,190,594
    01/01/2010 to 12/31/2010......................   3.111053   3.435676  15,390,850
    01/01/2011 to 12/31/2011......................   3.435676   3.251478  14,428,600
  Davis Venture Value Sub-Account (Class E)/(9)/
    07/02/2001 to 12/31/2001......................   2.834665   2.692750     574,764
    01/01/2002 to 12/31/2002......................   2.692750   2.221384   4,781,789
    01/01/2003 to 12/31/2003......................   2.221384   2.870941  11,135,852
    01/01/2004 to 12/31/2004......................   2.870941   3.182610  14,532,812
    01/01/2005 to 12/31/2005......................   3.182610   3.465227  14,852,787
    01/01/2006 to 12/31/2006......................   3.465227   3.919203  14,265,655
    01/01/2007 to 12/31/2007......................   3.919203   4.045854  13,051,767
    01/01/2008 to 12/31/2008......................   4.045854   2.421367  11,828,331
    01/01/2009 to 12/31/2009......................   2.421367   3.155534  10,957,471
    01/01/2010 to 12/31/2010......................   3.155534   3.488089  10,226,156
    01/01/2011 to 12/31/2011......................   3.488089   3.304179   9,157,539
  FI Value Leaders Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004......................   2.365503   2.672659      80,300
    01/01/2005 to 12/31/2005......................   2.672659   2.917798     476,645
    01/01/2006 to 12/31/2006......................   2.917798   3.220868     977,870
    01/01/2007 to 12/31/2007......................   3.220868   3.309276   1,135,793
    01/01/2008 to 12/31/2008......................   3.309276   1.992201     962,880
    01/01/2009 to 12/31/2009......................   1.992201   2.392582     930,635
    01/01/2010 to 12/31/2010......................   2.392582   2.702936     958,127
    01/01/2011 to 12/31/2011......................   2.702936   2.501500     803,212
  FI Value Leaders Sub-Account (Class E)/(9)/
    07/02/2001 to 12/31/2001......................   2.652774   2.411394      98,150
    01/01/2002 to 12/31/2002......................   2.411394   1.917471     342,085
    01/01/2003 to 12/31/2003......................   1.917471   2.402457     743,172
    01/01/2004 to 12/31/2004......................   2.402457   2.697006   1,058,978
    01/01/2005 to 12/31/2005......................   2.697006   2.946950   1,051,934
    01/01/2006 to 12/31/2006......................   2.946950   3.256193   1,110,483
    01/01/2007 to 12/31/2007......................   3.256193   3.348856   1,006,488
    01/01/2008 to 12/31/2008......................   3.348856   2.018308     865,847
    01/01/2009 to 12/31/2009......................   2.018308   2.427375     852,064
    01/01/2010 to 12/31/2010......................   2.427375   2.745099     834,399
    01/01/2011 to 12/31/2011......................   2.745099   2.542878     763,367

                                                               1.15% VARIABLE ACCOUNT CHARGE
                                                            -----------------------------------
                                                               AUV AT     AUV AT    ACCUM UNITS
                                                            BEGINNING OF ENDING OF    END OF
                                                               PERIOD     PERIOD      PERIOD
                                                            ------------ ---------- -----------
  Harris Oakmark International Sub-Account (Class B)/(6)/
    05/01/2003 to 12/31/2003...............................    0.878540    1.182011  2,995,185
    01/01/2004 to 12/31/2004...............................    1.182011    1.408279  9,968,061
    01/01/2005 to 12/31/2005...............................    1.408279    1.590425 16,284,269
    01/01/2006 to 12/31/2006...............................    1.590425    2.025872 20,405,438
    01/01/2007 to 12/31/2007...............................    2.025872    1.980184 21,282,940
    01/01/2008 to 12/31/2008...............................    1.980184    1.157172 20,184,851
    01/01/2009 to 12/31/2009...............................    1.157172    1.773824 19,792,655
    01/01/2010 to 12/31/2010...............................    1.773824    2.041480 19,526,650
    01/01/2011 to 12/31/2011...............................    2.041480    1.730480 19,922,850
  Harris Oakmark International Sub-Account (Class E)/(7)/
    05/01/2002 to 12/31/2002...............................    1.061095    0.886504          0
    01/01/2003 to 12/31/2003...............................    0.886504    1.184423  1,543,584
    01/01/2004 to 12/31/2004...............................    1.184423    1.413075  2,533,199
    01/01/2005 to 12/31/2005...............................    1.413075    1.596359  3,197,476
    01/01/2006 to 12/31/2006...............................    1.596359    2.035584  3,474,457
    01/01/2007 to 12/31/2007...............................    2.035584    1.992066  3,459,660
    01/01/2008 to 12/31/2008...............................    1.992066    1.165262  2,773,250
    01/01/2009 to 12/31/2009...............................    1.165262    1.788581  2,513,838
    01/01/2010 to 12/31/2010...............................    1.788581    2.059983  2,360,210
    01/01/2011 to 12/31/2011...............................    2.059983    1.748928  2,304,971
  Invesco Small Cap Growth Sub-account
    05/01/2002 to 12/31/2002...............................    1.123754    0.849902    651,148
    01/01/2003 to 12/31/2003...............................    0.849902    1.166732  2,056,754
    01/01/2004 to 12/31/2004...............................    1.166732    1.227546  2,741,236
    01/01/2005 to 12/31/2005...............................    1.227546    1.313857  3,080,384
    01/01/2006 to 12/31/2006...............................    1.313857    1.483088  2,830,369
    01/01/2007 to 12/31/2007...............................    1.483088    1.628351  2,498,856
    01/01/2008 to 12/31/2008...............................    1.628351    0.986272  2,237,821
    01/01/2009 to 12/31/2009...............................    0.986272    1.304737  2,219,860
    01/01/2010 to 12/31/2010...............................    1.304737    1.627539  1,903,533
    01/01/2011 to 12/31/2011...............................    1.627539    1.591574  1,733,598
  Janus Forty Sub-Account
    04/30/2007 to 12/31/2007...............................  155.288878  190.818735     11,955
    01/01/2008 to 12/31/2008...............................  190.818735  109.412134     70,483
    01/01/2009 to 12/31/2009...............................  109.412134  154.513021    109,518
    01/01/2010 to 12/31/2010...............................  154.513021  167.100753    101,151
    01/01/2011 to 12/31/2011...............................  167.100753  152.730026     89,343
  Jennison Growth Sub-Account (Class B)
    05/01/2005 to 12/31/2005...............................    0.412046    0.495770    372,314
    01/01/2006 to 12/31/2006...............................    0.495770    0.502487    834,092
    01/01/2007 to 12/31/2007...............................    0.502487    0.553280  1,110,375
    01/01/2008 to 12/31/2008...............................    0.553280    0.347050  1,270,553
    01/01/2009 to 12/31/2009...............................    0.347050    0.478815  3,406,704
    01/01/2010 to 12/31/2010...............................    0.478815    0.526895  3,728,902
    01/01/2011 to 12/31/2011...............................    0.526895    0.522037  4,698,221

                                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                                                  ----------------------------------
                                                                                     AUV AT     AUV AT   ACCUM UNITS
                                                                                  BEGINNING OF ENDING OF   END OF
                                                                                     PERIOD     PERIOD     PERIOD
                                                                                  ------------ --------- -----------
  Jennison Growth Sub-Account (Class B)/(8)(10)/ (previously Met/Putnam Voyager
   Sub-Account (Class B))
    05/01/2004 to 12/31/2004.....................................................   0.426835   0.446336      83,090
    01/01/2005 to 04/30/2005.....................................................   0.446336   0.407095           0
  Jennison Growth Sub-Account (Class E)
    05/01/2005 to 12/31/2005.....................................................   0.412329   0.496830   3,192,387
    01/01/2006 to 12/31/2006.....................................................   0.496830   0.503929   3,201,902
    01/01/2007 to 12/31/2007.....................................................   0.503929   0.555641   2,656,436
    01/01/2008 to 12/31/2008.....................................................   0.555641   0.348382   2,346,588
    01/01/2009 to 12/31/2009.....................................................   0.348382   0.481750   2,510,651
    01/01/2010 to 12/31/2010.....................................................   0.481750   0.530733   2,481,292
    01/01/2011 to 12/31/2011.....................................................   0.530733   0.526288   2,433,704
  Jennison Growth Sub-Account (Class E)/(9)(10)/ (previously Met/Putnam Voyager
   Sub-Account (Class E))
    07/02/2001 to 12/31/2001.....................................................   0.576172   0.494394     357,289
    01/01/2002 to 12/31/2002.....................................................   0.494394   0.347152   1,678,334
    01/01/2003 to 12/31/2003.....................................................   0.347152   0.431385   3,578,139
    01/01/2004 to 12/31/2004.....................................................   0.431385   0.446340   3,453,420
    01/01/2005 to 04/30/2005.....................................................   0.446340   0.411153           0
  Lazard Mid Cap Sub-Account
    05/01/2002 to 12/31/2002.....................................................   1.141290   0.969569     430,746
    01/01/2003 to 12/31/2003.....................................................   0.969569   1.209365   3,066,916
    01/01/2004 to 12/31/2004.....................................................   1.209365   1.367680   5,283,165
    01/01/2005 to 12/31/2005.....................................................   1.367680   1.461043   5,799,526
    01/01/2006 to 12/31/2006.....................................................   1.461043   1.656344   6,140,949
    01/01/2007 to 12/31/2007.....................................................   1.656344   1.592926   7,222,657
    01/01/2008 to 12/31/2008.....................................................   1.592926   0.971556   6,889,859
    01/01/2009 to 12/31/2009.....................................................   0.971556   1.313523   6,664,418
    01/01/2010 to 12/31/2010.....................................................   1.313523   1.595336   6,099,277
    01/01/2011 to 12/31/2011.....................................................   1.595336   1.493923   5,074,869
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B) (previously
   Legg Mason Partners Aggressive Growth Sub-Account/(5)(13)/)
    07/02/2001 to 12/31/2001.....................................................   0.952135   0.775990     338,843
    01/01/2002 to 12/31/2002.....................................................   0.775990   0.530690   1,339,061
    01/01/2003 to 12/31/2003.....................................................   0.530690   0.681507   2,098,484
    01/01/2004 to 12/31/2004.....................................................   0.681507   0.730558   2,428,212
    01/01/2005 to 12/31/2005.....................................................   0.730558   0.820277   2,795,359
    01/01/2006 to 12/31/2006.....................................................   0.820277   0.796827   3,757,688
    01/01/2007 to 12/31/2007.....................................................   0.796827   0.805523   3,722,075
    01/01/2008 to 12/31/2008.....................................................   0.805523   0.485322   3,438,939
    01/01/2009 to 12/31/2009.....................................................   0.485322   0.637914   3,391,763
    01/01/2010 to 12/31/2010.....................................................   0.637914   0.780628   3,752,180
    01/01/2011 to 12/31/2011.....................................................   0.780628   0.796782   3,431,654

                                                                                 1.15% VARIABLE ACCOUNT CHARGE
                                                                               ----------------------------------
                                                                                  AUV AT     AUV AT   ACCUM UNITS
                                                                               BEGINNING OF ENDING OF   END OF
                                                                                  PERIOD     PERIOD     PERIOD
                                                                               ------------ --------- -----------
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B) (previously
   Legg Mason Value Equity Sub-Account (Class B)/(15)/)
    05/01/2006 to 12/31/2006..................................................   9.519843   10.222985     69,097
    01/01/2007 to 12/31/2007..................................................  10.222985    9.508568     96,051
    01/01/2008 to 12/31/2008..................................................   9.508568    4.265892    114,583
    01/01/2009 to 12/31/2009..................................................   4.265892    5.818360    124,340
    01/01/2010 to 12/31/2010..................................................   5.818360    6.173739    113,568
    01/01/2011 to 04/29/2011..................................................   6.173739    6.569951          0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
    05/02/2011 to 12/31/2011..................................................   0.664107    0.603415  5,224,014
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E) (previously
   Legg Mason Value Equity Sub-Account (Class E)/(16)/)
    05/01/2006 to 12/31/2006..................................................   0.959845    1.031132  4,063,270
    01/01/2007 to 12/31/2007..................................................   1.031132    0.960042  3,952,730
    01/01/2008 to 12/31/2008..................................................   0.960042    0.431079  4,302,123
    01/01/2009 to 12/31/2009..................................................   0.431079    0.587925  4,108,673
    01/01/2010 to 12/31/2010..................................................   0.587925    0.624066  3,942,076
    01/01/2011 to 04/29/2011..................................................   0.624066    0.664170          0
  Loomis Sayles Small Cap Core Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004..................................................   2.401208    2.725367    300,389
    01/01/2005 to 12/31/2005..................................................   2.725367    2.874174  1,328,797
    01/01/2006 to 12/31/2006..................................................   2.874174    3.307237  2,293,441
    01/01/2007 to 12/31/2007..................................................   3.307237    3.649272  2,877,648
    01/01/2008 to 12/31/2008..................................................   3.649272    2.306703  3,215,282
    01/01/2009 to 12/31/2009..................................................   2.306703    2.962767  3,694,704
    01/01/2010 to 12/31/2010..................................................   2.962767    3.725842  3,314,495
    01/01/2011 to 12/31/2011..................................................   3.725842    3.695806  2,896,934
  Loomis Sayles Small Cap Core Sub-Account (Class E)/(9)/
    07/02/2001 to 12/31/2001..................................................   2.417476    2.290434    145,572
    01/01/2002 to 12/31/2002..................................................   2.290434    1.774194  1,198,186
    01/01/2003 to 12/31/2003..................................................   1.774194    2.390252  3,539,781
    01/01/2004 to 12/31/2004..................................................   2.390252    2.745768  4,603,794
    01/01/2005 to 12/31/2005..................................................   2.745768    2.898261  4,742,441
    01/01/2006 to 12/31/2006..................................................   2.898261    3.338152  4,422,117
    01/01/2007 to 12/31/2007..................................................   3.338152    3.686879  3,933,129
    01/01/2008 to 12/31/2008..................................................   3.686879    2.332819  3,505,825
    01/01/2009 to 12/31/2009..................................................   2.332819    2.999167  3,027,847
    01/01/2010 to 12/31/2010..................................................   2.999167    3.775484  2,589,672
    01/01/2011 to 12/31/2011..................................................   3.775484    3.748848  2,234,996

                                                           1.15% VARIABLE ACCOUNT CHARGE
                                                         ----------------------------------
                                                            AUV AT     AUV AT   ACCUM UNITS
                                                         BEGINNING OF ENDING OF   END OF
                                                            PERIOD     PERIOD     PERIOD
                                                         ------------ --------- -----------
  Loomis Sayles Small Cap Growth Sub-Account
    07/02/2001 to 12/31/2001............................   0.954129   0.881195     178,826
    01/01/2002 to 12/31/2002............................   0.881195   0.626836   1,795,413
    01/01/2003 to 12/31/2003............................   0.626836   0.896067   4,615,868
    01/01/2004 to 12/31/2004............................   0.896067   0.984537   6,743,180
    01/01/2005 to 12/31/2005............................   0.984537   1.016048   8,146,418
    01/01/2006 to 12/31/2006............................   1.016048   1.102095   9,589,427
    01/01/2007 to 12/31/2007............................   1.102095   1.136435   9,641,364
    01/01/2008 to 12/31/2008............................   1.136435   0.659333  10,254,621
    01/01/2009 to 12/31/2009............................   0.659333   0.845220  10,427,941
    01/01/2010 to 12/31/2010............................   0.845220   1.097485   9,719,492
    01/01/2011 to 12/31/2011............................   1.097485   1.114747   8,804,707
  Lord Abbett Bond Debenture Sub-Account
    07/02/2001 to 12/31/2001............................   1.380912   1.390396      52,634
    01/01/2002 to 12/31/2002............................   1.390396   1.366619     963,586
    01/01/2003 to 12/31/2003............................   1.366619   1.609827   4,577,028
    01/01/2004 to 12/31/2004............................   1.609827   1.721334   9,039,529
    01/01/2005 to 12/31/2005............................   1.721334   1.727117  12,161,562
    01/01/2006 to 12/31/2006............................   1.727117   1.863611  14,355,332
    01/01/2007 to 12/31/2007............................   1.863611   1.962852  15,753,529
    01/01/2008 to 12/31/2008............................   1.962852   1.579380  13,447,224
    01/01/2009 to 12/31/2009............................   1.579380   2.135462  12,870,565
    01/01/2010 to 12/31/2010............................   2.135462   2.384763  11,760,674
    01/01/2011 to 12/31/2011............................   2.384763   2.462675  10,915,476
  Met/Artisan Mid Cap Value Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004............................   3.096339   3.365533   1,370,253
    01/01/2005 to 12/31/2005............................   3.365533   3.650141   3,318,068
    01/01/2006 to 12/31/2006............................   3.650141   4.047789   4,449,531
    01/01/2007 to 12/31/2007............................   4.047789   3.718169   4,485,320
    01/01/2008 to 12/31/2008............................   3.718169   1.979894   4,563,854
    01/01/2009 to 12/31/2009............................   1.979894   2.763609   4,591,313
    01/01/2010 to 12/31/2010............................   2.763609   3.135268   4,256,470
    01/01/2011 to 12/31/2011............................   3.135268   3.300660   3,793,319
  Met/Artisan Mid Cap Value Sub-Account (Class E)/(9)/
    07/02/2001 to 12/31/2001............................   2.560091   2.685571     481,964
    01/01/2002 to 12/31/2002............................   2.685571   2.416310   4,907,449
    01/01/2003 to 12/31/2003............................   2.416310   3.163837  11,636,252
    01/01/2004 to 12/31/2004............................   3.163837   3.433184  14,747,612
    01/01/2005 to 12/31/2005............................   3.433184   3.727094  13,867,196
    01/01/2006 to 12/31/2006............................   3.727094   4.137273  12,094,110
    01/01/2007 to 12/31/2007............................   4.137273   3.804158  10,867,283
    01/01/2008 to 12/31/2008............................   3.804158   2.027693   9,689,704
    01/01/2009 to 12/31/2009............................   2.027693   2.833091   8,769,675
    01/01/2010 to 12/31/2010............................   2.833091   3.217247   7,915,072
    01/01/2011 to 12/31/2011............................   3.217247   3.390385   6,845,528

                                                                             1.15% VARIABLE ACCOUNT CHARGE
                                                                           ----------------------------------
                                                                              AUV AT     AUV AT   ACCUM UNITS
                                                                           BEGINNING OF ENDING OF   END OF
                                                                              PERIOD     PERIOD     PERIOD
                                                                           ------------ --------- -----------
  Met/Franklin Income Sub-Account
    04/28/2008 to 12/31/2008..............................................   9.998740    8.000140     17,561
    01/01/2009 to 12/31/2009..............................................   8.000140   10.109506    128,691
    01/01/2010 to 12/31/2010..............................................  10.109506   11.175256    201,272
    01/01/2011 to 12/31/2011..............................................  11.175256   11.283513    254,207
  Met/Franklin Low Duration Total Return Sub-Account
    05/02/2011 to 12/31/2011..............................................   9.988425    9.783548     42,984
  Met/Franklin Mutual Shares Sub-Account
    04/28/2008 to 12/31/2008..............................................   9.998740    6.611535     25,904
    01/01/2009 to 12/31/2009..............................................   6.611535    8.162357    132,588
    01/01/2010 to 12/31/2010..............................................   8.162357    8.958528    235,164
    01/01/2011 to 12/31/2011..............................................   8.958528    8.807874    199,418
  Met/Franklin Templeton Founding Strategy Sub-Account
    04/28/2008 to 12/31/2008..............................................   9.998740    7.045771    385,070
    01/01/2009 to 12/31/2009..............................................   7.045771    8.953873    738,878
    01/01/2010 to 12/31/2010..............................................   8.953873    9.740721    812,459
    01/01/2011 to 12/31/2011..............................................   9.740721    9.460054    808,468
  Met/Templeton Growth Sub-Account
    04/28/2008 to 12/31/2008..............................................   9.998740    6.580617     14,195
    01/01/2009 to 12/31/2009..............................................   6.580617    8.627477     90,419
    01/01/2010 to 12/31/2010..............................................   8.627477    9.182058    112,822
    01/01/2011 to 12/31/2011..............................................   9.182058    8.451242    106,201
  MetLife Aggressive Strategy Sub-Account
    05/02/2011 to 12/31/2011..............................................  12.344913   10.590019    844,841
  MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive
   Allocation Sub-Account/(17)/)
    05/01/2005 to 12/31/2005..............................................   9.999055   11.169288     24,530
    01/01/2006 to 12/31/2006..............................................  11.169288   12.770955    349,460
    01/01/2007 to 12/31/2007..............................................  12.770955   13.036832    595,402
    01/01/2008 to 12/31/2008..............................................  13.036832    7.674550    762,897
    01/01/2009 to 12/31/2009..............................................   7.674550    9.975845    884,467
    01/01/2010 to 12/31/2010..............................................   9.975845   11.409204    905,435
    01/01/2011 to 04/29/2011..............................................  11.409204   12.381697          0
  MetLife Conservative Allocation Sub-Account
    05/01/2005 to 12/31/2005..............................................   9.999055   10.317034      7,268
    01/01/2006 to 12/31/2006..............................................  10.317034   10.902214     59,113
    01/01/2007 to 12/31/2007..............................................  10.902214   11.377287    282,342
    01/01/2008 to 12/31/2008..............................................  11.377287    9.628698    792,455
    01/01/2009 to 12/31/2009..............................................   9.628698   11.472322  1,541,408
    01/01/2010 to 12/31/2010..............................................  11.472322   12.481166  2,022,129
    01/01/2011 to 12/31/2011..............................................  12.481166   12.740046  2,118,894

                                                              1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------
                                                               AUV AT     AUV AT   ACCUM UNITS
                                                            BEGINNING OF ENDING OF   END OF
                                                               PERIOD     PERIOD     PERIOD
                                                            ------------ --------- -----------
  MetLife Conservative to Moderate Allocation Sub-Account
    05/01/2005 to 12/31/2005...............................   9.999055   10.535322    151,983
    01/01/2006 to 12/31/2006...............................  10.535322   11.396525    542,136
    01/01/2007 to 12/31/2007...............................  11.396525   11.807528  1,911,543
    01/01/2008 to 12/31/2008...............................  11.807528    9.151441  2,651,607
    01/01/2009 to 12/31/2009...............................   9.151441   11.188809  3,381,292
    01/01/2010 to 12/31/2010...............................  11.188809   12.335830  3,289,556
    01/01/2011 to 12/31/2011...............................  12.335830   12.322980  3,314,000
  MetLife Mid Cap Stock Index Sub-Account
    07/02/2001 to 12/31/2001...............................   1.053577    1.033682    118,901
    01/01/2002 to 12/31/2002...............................   1.033682    0.867483  1,826,447
    01/01/2003 to 12/31/2003...............................   0.867483    1.153856  4,894,484
    01/01/2004 to 12/31/2004...............................   1.153856    1.319938  7,335,056
    01/01/2005 to 12/31/2005...............................   1.319938    1.461744  8,344,977
    01/01/2006 to 12/31/2006...............................   1.461744    1.587065  9,084,788
    01/01/2007 to 12/31/2007...............................   1.587065    1.686745  8,784,510
    01/01/2008 to 12/31/2008...............................   1.686745    1.060829  8,755,243
    01/01/2009 to 12/31/2009...............................   1.060829    1.434368  9,832,778
    01/01/2010 to 12/31/2010...............................   1.434368    1.786577  8,895,273
    01/01/2011 to 12/31/2011...............................   1.786577    1.727558  8,180,412
  MetLife Moderate Allocation Sub-Account
    05/01/2005 to 12/31/2005...............................   9.999055   10.766505    830,877
    01/01/2006 to 12/31/2006...............................  10.766505   11.903852  2,840,488
    01/01/2007 to 12/31/2007...............................  11.903852   12.278437  6,984,165
    01/01/2008 to 12/31/2008...............................  12.278437    8.662263  9,916,917
    01/01/2009 to 12/31/2009...............................   8.662263   10.835069 11,983,668
    01/01/2010 to 12/31/2010...............................  10.835069   12.122005 12,357,965
    01/01/2011 to 12/31/2011...............................  12.122005   11.819644 11,964,748
  MetLife Moderate to Aggressive Allocation Sub-Account
    05/01/2005 to 12/31/2005...............................   9.999055   10.992739    483,478
    01/01/2006 to 12/31/2006...............................  10.992739   12.412295  3,516,873
    01/01/2007 to 12/31/2007...............................  12.412295   12.741993 13,893,994
    01/01/2008 to 12/31/2008...............................  12.741993    8.172701 18,895,032
    01/01/2009 to 12/31/2009...............................   8.172701   10.429826 20,623,462
    01/01/2010 to 12/31/2010...............................  10.429826   11.826184 19,173,594
    01/01/2011 to 12/31/2011...............................  11.826184   11.250245 18,328,419

                                                                                       1.15% VARIABLE ACCOUNT CHARGE
                                                                                     ----------------------------------
                                                                                        AUV AT     AUV AT   ACCUM UNITS
                                                                                     BEGINNING OF ENDING OF   END OF
                                                                                        PERIOD     PERIOD     PERIOD
                                                                                     ------------ --------- -----------
  MetLife Stock Index Sub-Account
    07/02/2001 to 12/31/2001........................................................   3.893357   3.611327     114,642
    01/01/2002 to 12/31/2002........................................................   3.611327   2.766162   1,416,238
    01/01/2003 to 12/31/2003........................................................   2.766162   3.496726   3,440,780
    01/01/2004 to 12/31/2004........................................................   3.496726   3.811946   5,142,665
    01/01/2005 to 12/31/2005........................................................   3.811946   3.933377   5,401,947
    01/01/2006 to 12/31/2006........................................................   3.933377   4.479032   5,242,174
    01/01/2007 to 12/31/2007........................................................   4.479032   4.647803   4,774,960
    01/01/2008 to 12/31/2008........................................................   4.647803   2.882609   5,006,580
    01/01/2009 to 12/31/2009........................................................   2.882609   3.588294   5,828,952
    01/01/2010 to 12/31/2010........................................................   3.588294   4.061293   5,492,792
    01/01/2011 to 12/31/2011........................................................   4.061293   4.080605   4,965,282
  MFS(R) Investors Trust Sub-Account (Class B)/(11)/
    05/01/2004 to 12/31/2004........................................................   7.787457   8.647002       9,665
    01/01/2005 to 12/31/2005........................................................   8.647002   9.138390      20,535
    01/01/2006 to 04/30/2006........................................................   9.138390   9.558607      29,169
  MFS(R) Investors Trust Sub-Account (Class E)/(11)/
    07/02/2001 to 12/31/2001........................................................   0.899677   0.835089     110,905
    01/01/2002 to 12/31/2002........................................................   0.835089   0.658445     813,019
    01/01/2003 to 12/31/2003........................................................   0.658445   0.790862   2,467,604
    01/01/2004 to 12/31/2004........................................................   0.790862   0.869966   4,638,502
    01/01/2005 to 12/31/2005........................................................   0.869966   0.921227   4,584,532
    01/01/2006 to 04/30/2006........................................................   0.921227   0.963902           0
  MFS(R) Investors Trust Sub-Account/(2)(11)/ (previously MFS(R) Research Managers
   Sub-Account)
    07/02/2001 to 12/31/2001........................................................   0.981512   0.881931      14,318
    01/01/2002 to 12/31/2002........................................................   0.881931   0.660811     488,204
    01/01/2003 to 12/31/2003........................................................   0.660811   0.809503   1,444,156
    01/01/2004 to 04/30/2004........................................................   0.809503   0.824834   1,931,513
  MFS(R) Research International Sub-Account
    07/02/2001 to 12/31/2001........................................................   0.927492   0.849709      93,021
    01/01/2002 to 12/31/2002........................................................   0.849709   0.740863   1,816,147
    01/01/2003 to 12/31/2003........................................................   0.740863   0.967070   5,529,748
    01/01/2004 to 12/31/2004........................................................   0.967070   1.142973   8,360,916
    01/01/2005 to 12/31/2005........................................................   1.142973   1.315501  10,997,444
    01/01/2006 to 12/31/2006........................................................   1.315501   1.645958  12,926,162
    01/01/2007 to 12/31/2007........................................................   1.645958   1.843291  13,818,599
    01/01/2008 to 12/31/2008........................................................   1.843291   1.050197  17,805,194
    01/01/2009 to 12/31/2009........................................................   1.050197   1.365904  19,077,577
    01/01/2010 to 12/31/2010........................................................   1.365904   1.504287  17,097,092
    01/01/2011 to 12/31/2011........................................................   1.504287   1.327790  16,001,332

                                                                             1.15% VARIABLE ACCOUNT CHARGE
                                                                           ----------------------------------
                                                                              AUV AT     AUV AT   ACCUM UNITS
                                                                           BEGINNING OF ENDING OF   END OF
                                                                              PERIOD     PERIOD     PERIOD
                                                                           ------------ --------- -----------
  MFS(R) Total Return Sub-Account
    05/01/2004 to 12/31/2004..............................................   3.836332   4.178340   2,030,803
    01/01/2005 to 12/31/2005..............................................   4.178340   4.248456   2,996,302
    01/01/2006 to 12/31/2006..............................................   4.248456   4.701210   3,176,630
    01/01/2007 to 12/31/2007..............................................   4.701210   4.838519   3,226,616
    01/01/2008 to 12/31/2008..............................................   4.838519   3.714131   2,711,425
    01/01/2009 to 12/31/2009..............................................   3.714131   4.343711   2,509,240
    01/01/2010 to 12/31/2010..............................................   4.343711   4.714789   2,388,428
    01/01/2011 to 12/31/2011..............................................   4.714789   4.761614   2,145,221
  MFS(R) Value Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004..............................................   1.230199   1.329755   2,077,579
    01/01/2005 to 12/31/2005..............................................   1.329755   1.292898   6,777,537
    01/01/2006 to 12/31/2006..............................................   1.292898   1.506150   7,944,239
    01/01/2007 to 12/31/2007..............................................   1.506150   1.428893   8,029,025
    01/01/2008 to 12/31/2008..............................................   1.428893   0.936451   8,573,069
    01/01/2009 to 12/31/2009..............................................   0.936451   1.116307   9,483,637
    01/01/2010 to 12/31/2010..............................................   1.116307   1.226916   9,505,617
    01/01/2011 to 12/31/2011..............................................   1.226916   1.220666   9,064,226
  MFS(R) Value Sub-Account (Class E)/(9)/
    05/01/2002 to 12/31/2002..............................................   1.194373   0.981280   1,013,132
    01/01/2003 to 12/31/2003..............................................   0.981280   1.215874   8,106,150
    01/01/2004 to 12/31/2004..............................................   1.215874   1.337643  11,067,763
    01/01/2005 to 12/31/2005..............................................   1.337643   1.301992  11,137,622
    01/01/2006 to 12/31/2006..............................................   1.301992   1.517964  10,194,359
    01/01/2007 to 12/31/2007..............................................   1.517964   1.441564   8,867,641
    01/01/2008 to 12/31/2008..............................................   1.441564   0.946068   7,557,362
    01/01/2009 to 12/31/2009..............................................   0.946068   1.128574   7,281,661
    01/01/2010 to 12/31/2010..............................................   1.128574   1.241225   6,987,280
    01/01/2011 to 12/31/2011..............................................   1.241225   1.236950   6,112,907
  MFS(R) Total Return Sub-Account/(1)/ (previously Balanced Sub-Account)
    07/02/2001 to 12/31/2001..............................................   1.524385   1.498783      35,048
    01/01/2002 to 12/31/2002..............................................   1.498783   1.278296   1,327,453
    01/01/2003 to 12/31/2003..............................................   1.278296   1.511755   3,446,285
    01/01/2004 to 04/30/2004..............................................   1.511755   1.499786   4,349,772
  Morgan Stanley EAFE(R) Index Sub-Account
    07/02/2001 to 12/31/2001..............................................   0.950882   0.858225      78,621
    01/01/2002 to 12/31/2002..............................................   0.858225   0.706210   1,730,884
    01/01/2003 to 12/31/2003..............................................   0.706210   0.957843   5,478,996
    01/01/2004 to 12/31/2004..............................................   0.957843   1.129340   8,721,376
    01/01/2005 to 12/31/2005..............................................   1.129340   1.260846  10,320,319
    01/01/2006 to 12/31/2006..............................................   1.260846   1.563644  11,042,309
    01/01/2007 to 12/31/2007..............................................   1.563644   1.708280  11,955,730
    01/01/2008 to 12/31/2008..............................................   1.708280   0.976071  12,740,429
    01/01/2009 to 12/31/2009..............................................   0.976071   1.237867  13,628,952
    01/01/2010 to 12/31/2010..............................................   1.237867   1.320550  13,082,892
    01/01/2011 to 12/31/2011..............................................   1.320550   1.140350  12,644,141

                                                                                     1.15% VARIABLE ACCOUNT CHARGE
                                                                                   ----------------------------------
                                                                                      AUV AT     AUV AT   ACCUM UNITS
                                                                                   BEGINNING OF ENDING OF   END OF
                                                                                      PERIOD     PERIOD     PERIOD
                                                                                   ------------ --------- -----------
  Morgan Stanley Mid Cap Growth Sub-Account
    05/03/2010 to 12/31/2010......................................................   1.330574   1.547910   3,895,134
    01/01/2011 to 12/31/2011......................................................   1.547910   1.424325   3,605,437
  Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
   Sub-Account/(4)/)
    05/01/2002 to 12/31/2002......................................................   1.000000   0.811726     318,975
    01/01/2003 to 12/31/2003......................................................   0.811726   1.140188   1,940,329
    01/01/2004 to 04/30/2004......................................................   1.140188   1.130795   2,954,746
  Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
   Sub-Account and before that Janus Mid Cap Sub-Account/(3)/)
    07/02/2001 to 12/31/2001......................................................   1.899424   1.567482     164,995
    01/01/2002 to 12/31/2002......................................................   1.567482   1.097491     607,378
    01/01/2003 to 12/31/2003......................................................   1.097491   1.456818   1,226,037
    01/01/2004 to 12/31/2004......................................................   1.456818   1.682450   4,503,752
    01/01/2005 to 12/31/2005......................................................   1.682450   1.774090   4,448,034
    01/01/2006 to 12/31/2006......................................................   1.774090   1.956578   4,127,653
    01/01/2007 to 12/31/2007......................................................   1.956578   2.090955   3,973,228
    01/01/2008 to 12/31/2008......................................................   2.090955   0.921211   3,921,022
    01/01/2009 to 12/31/2009......................................................   0.921211   1.216050   4,001,144
    01/01/2010 to 04/30/2010......................................................   1.216050   1.317217           0
  Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B)/(8)/)
    05/01/2004 to 12/31/2004......................................................   1.626631   1.833047   2,779,549
    01/01/2005 to 12/31/2005......................................................   1.833047   1.882997   5,523,544
    01/01/2006 to 12/31/2006......................................................   1.882997   2.167606   6,291,565
    01/01/2007 to 12/31/2007......................................................   2.167606   2.063593   6,557,708
    01/01/2008 to 12/31/2008......................................................   2.063593   1.253431   6,669,517
    01/01/2009 to 12/31/2009......................................................   1.253431   1.398131   7,019,257
    01/01/2010 to 12/31/2010......................................................   1.398131   1.677123   6,888,632
    01/01/2011 to 12/31/2011......................................................   1.677123   1.749284   6,038,408
  Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E)/(9)/)
    07/02/2001 to 12/31/2001......................................................   1.432285   1.403224     642,658
    01/01/2002 to 12/31/2002......................................................   1.403224   1.089127   8,010,482
    01/01/2003 to 12/31/2003......................................................   1.089127   1.614079  17,079,781
    01/01/2004 to 12/31/2004......................................................   1.614079   1.837570  22,522,556
    01/01/2005 to 12/31/2005......................................................   1.837570   1.888488  20,398,176
    01/01/2006 to 12/31/2006......................................................   1.888488   2.177644  17,872,678
    01/01/2007 to 12/31/2007......................................................   2.177644   2.075611  15,735,424
    01/01/2008 to 12/31/2008......................................................   2.075611   1.261848  13,874,737
    01/01/2009 to 12/31/2009......................................................   1.261848   1.408603  13,709,982
    01/01/2010 to 12/31/2010......................................................   1.408603   1.691226  12,375,806
    01/01/2011 to 12/31/2011......................................................   1.691226   1.764859  10,583,644

                                                   1.15% VARIABLE ACCOUNT CHARGE
                                                 ----------------------------------
                                                    AUV AT     AUV AT   ACCUM UNITS
                                                 BEGINNING OF ENDING OF   END OF
                                                    PERIOD     PERIOD     PERIOD
                                                 ------------ --------- -----------
  Neuberger Berman Mid Cap Value Sub-Account
    07/02/2001 to 12/31/2001....................   1.561179    1.512612     63,321
    01/01/2002 to 12/31/2002....................   1.512612    1.347093    805,768
    01/01/2003 to 12/31/2003....................   1.347093    1.813282  2,573,919
    01/01/2004 to 12/31/2004....................   1.813282    2.198692  5,209,970
    01/01/2005 to 12/31/2005....................   2.198692    2.432881  8,256,813
    01/01/2006 to 12/31/2006....................   2.432881    2.674453  9,986,489
    01/01/2007 to 12/31/2007....................   2.674453    2.728070 10,970,053
    01/01/2008 to 12/31/2008....................   2.728070    1.416431 11,677,205
    01/01/2009 to 12/31/2009....................   1.416431    2.068733 11,108,702
    01/01/2010 to 12/31/2010....................   2.068733    2.577824  9,642,458
    01/01/2011 to 12/31/2011....................   2.577824    2.378328  8,641,192
  Oppenheimer Capital Appreciation Sub-Account
    05/01/2005 to 12/31/2005....................   8.032014    8.735738     29,894
    01/01/2006 to 12/31/2006....................   8.735738    9.293841     78,596
    01/01/2007 to 12/31/2007....................   9.293841   10.499744    169,622
    01/01/2008 to 12/31/2008....................  10.499744    5.611086    222,689
    01/01/2009 to 12/31/2009....................   5.611086    7.971071    276,528
    01/01/2010 to 12/31/2010....................   7.971071    8.620409    253,624
    01/01/2011 to 12/31/2011....................   8.620409    8.404385    230,490
  Oppenheimer Global Equity Sub-Account
    05/01/2004 to 12/31/2004....................  12.983513   15.001713      7,183
    01/01/2005 to 12/31/2005....................  15.001713   17.200474     75,986
    01/01/2006 to 12/31/2006....................  17.200474   19.784749    221,134
    01/01/2007 to 12/31/2007....................  19.784749   20.781961    304,771
    01/01/2008 to 12/31/2008....................  20.781961   12.211547    300,693
    01/01/2009 to 12/31/2009....................  12.211547   16.876723    355,031
    01/01/2010 to 12/31/2010....................  16.876723   19.341051    393,488
    01/01/2011 to 12/31/2011....................  19.341051   17.513241    334,600
  PIMCO Inflation Protected Bond Sub-Account
    05/01/2006 to 12/31/2006....................  11.078325   11.205166     64,045
    01/01/2007 to 12/31/2007....................  11.205166   12.272379    151,478
    01/01/2008 to 12/31/2008....................  12.272379   11.295897    916,660
    01/01/2009 to 12/31/2009....................  11.295897   13.182182  1,387,849
    01/01/2010 to 12/31/2010....................  13.182182   14.042861  1,539,017
    01/01/2011 to 12/31/2011....................  14.042861   15.429350  1,478,334

                                              1.15% VARIABLE ACCOUNT CHARGE
                                            ----------------------------------
                                               AUV AT     AUV AT   ACCUM UNITS
                                            BEGINNING OF ENDING OF   END OF
                                               PERIOD     PERIOD     PERIOD
                                            ------------ --------- -----------
   PIMCO Total Return Sub-Account
     07/02/2001 to 12/31/2001..............   1.008542    1.056063  1,136,384
     01/01/2002 to 12/31/2002..............   1.056063    1.141013  9,603,432
     01/01/2003 to 12/31/2003..............   1.141013    1.176541 29,020,116
     01/01/2004 to 12/31/2004..............   1.176541    1.220981 42,539,683
     01/01/2005 to 12/31/2005..............   1.220981    1.234188 53,067,828
     01/01/2006 to 12/31/2006..............   1.234188    1.275235 56,248,053
     01/01/2007 to 12/31/2007..............   1.275235    1.355933 55,723,578
     01/01/2008 to 12/31/2008..............   1.355933    1.345880 49,763,446
     01/01/2009 to 12/31/2009..............   1.345880    1.570362 54,550,963
     01/01/2010 to 12/31/2010..............   1.570362    1.679247 57,536,262
     01/01/2011 to 12/31/2011..............   1.679247    1.712715 51,688,809
   RCM Technology Sub-Account
     07/02/2001 to 12/31/2001..............   0.758624    0.610749    236,284
     01/01/2002 to 12/31/2002..............   0.610749    0.297468  1,811,806
     01/01/2003 to 12/31/2003..............   0.297468    0.463355  6,874,562
     01/01/2004 to 12/31/2004..............   0.463355    0.438292 12,237,593
     01/01/2005 to 12/31/2005..............   0.438292    0.481024 11,341,203
     01/01/2006 to 12/31/2006..............   0.481024    0.500963 11,210,671
     01/01/2007 to 12/31/2007..............   0.500963    0.651313 11,514,422
     01/01/2008 to 12/31/2008..............   0.651313    0.357644 11,811,439
     01/01/2009 to 12/31/2009..............   0.357644    0.562065 12,707,254
     01/01/2010 to 12/31/2010..............   0.562065    0.709498 12,269,478
     01/01/2011 to 12/31/2011..............   0.709498    0.631997 12,400,634
   Russell 2000(R) Index Sub-Account
     07/02/2001 to 12/31/2001..............   1.226300    1.193861    176,064
     01/01/2002 to 12/31/2002..............   1.193861    0.936873  1,652,423
     01/01/2003 to 12/31/2003..............   0.936873    1.349540  4,202,177
     01/01/2004 to 12/31/2004..............   1.349540    1.566231  7,033,204
     01/01/2005 to 12/31/2005..............   1.566231    1.614955  8,067,607
     01/01/2006 to 12/31/2006..............   1.614955    1.877218  8,902,863
     01/01/2007 to 12/31/2007..............   1.877218    1.824009  8,818,796
     01/01/2008 to 12/31/2008..............   1.824009    1.195970  8,219,937
     01/01/2009 to 12/31/2009..............   1.195970    1.485682  8,409,746
     01/01/2010 to 12/31/2010..............   1.485682    1.859058  7,628,362
     01/01/2011 to 12/31/2011..............   1.859058    1.759057  7,083,192
   SSgA Growth and Income ETF Sub-Account
     05/01/2006 to 12/31/2006..............  10.528821   11.195806     19,800
     01/01/2007 to 12/31/2007..............  11.195806   11.664615     85,601
     01/01/2008 to 12/31/2008..............  11.664615    8.641254    164,786
     01/01/2009 to 12/31/2009..............   8.641254   10.668427    751,693
     01/01/2010 to 12/31/2010..............  10.668427   11.837243  1,722,681
     01/01/2011 to 12/31/2011..............  11.837243   11.826333  2,295,992

                                                                                       1.15% VARIABLE ACCOUNT CHARGE
                                                                                     ----------------------------------
                                                                                        AUV AT     AUV AT   ACCUM UNITS
                                                                                     BEGINNING OF ENDING OF   END OF
                                                                                        PERIOD     PERIOD     PERIOD
                                                                                     ------------ --------- -----------
  SSgA Growth ETF Sub-Account
    05/01/2006 to 12/31/2006........................................................  10.719973   11.451405     23,293
    01/01/2007 to 12/31/2007........................................................  11.451405   11.955814     46,159
    01/01/2008 to 12/31/2008........................................................  11.955814    7.922324     87,355
    01/01/2009 to 12/31/2009........................................................   7.922324   10.110710    323,788
    01/01/2010 to 12/31/2010........................................................  10.110710   11.409837    687,188
    01/01/2011 to 12/31/2011........................................................  11.409837   11.039492  1,206,145
  T. Rowe Price Large Cap Growth Sub-Account
    05/01/2004 to 12/31/2004........................................................   1.132121    1.228822  1,449,526
    01/01/2005 to 12/31/2005........................................................   1.228822    1.291677  5,547,726
    01/01/2006 to 12/31/2006........................................................   1.291677    1.441446  7,160,330
    01/01/2007 to 12/31/2007........................................................   1.441446    1.555276  8,008,961
    01/01/2008 to 12/31/2008........................................................   1.555276    0.891682  8,861,861
    01/01/2009 to 12/31/2009........................................................   0.891682    1.260849  9,346,672
    01/01/2010 to 12/31/2010........................................................   1.260849    1.455137  8,850,807
    01/01/2011 to 12/31/2011........................................................   1.455137    1.419325  8,511,932
  T. Rowe Price Mid Cap Growth Sub-Account
    07/02/2001 to 12/31/2001........................................................   0.931854    0.825551     41,122
    01/01/2002 to 12/31/2002........................................................   0.825551    0.456708  1,655,011
    01/01/2003 to 12/31/2003........................................................   0.456708    0.616917  5,668,644
    01/01/2004 to 12/31/2004........................................................   0.616917    0.718542 12,901,702
    01/01/2005 to 12/31/2005........................................................   0.718542    0.814249 19,229,605
    01/01/2006 to 12/31/2006........................................................   0.814249    0.854583 23,043,363
    01/01/2007 to 12/31/2007........................................................   0.854583    0.993758 25,073,979
    01/01/2008 to 12/31/2008........................................................   0.993758    0.591882 26,714,584
    01/01/2009 to 12/31/2009........................................................   0.591882    0.851179 27,235,237
    01/01/2010 to 12/31/2010........................................................   0.851179    1.074392 25,381,842
    01/01/2011 to 12/31/2011........................................................   1.074392    1.044634 23,527,949
  T. Rowe Price Small Cap Growth Sub-Account
    05/01/2004 to 12/31/2004........................................................   1.260567    1.346140    151,024
    01/01/2005 to 12/31/2005........................................................   1.346140    1.473388    708,562
    01/01/2006 to 12/31/2006........................................................   1.473388    1.509438  1,478,571
    01/01/2007 to 12/31/2007........................................................   1.509438    1.634326  1,792,516
    01/01/2008 to 12/31/2008........................................................   1.634326    1.028841  2,187,102
    01/01/2009 to 12/31/2009........................................................   1.028841    1.410025  2,509,463
    01/01/2010 to 12/31/2010........................................................   1.410025    1.877077  2,745,405
    01/01/2011 to 12/31/2011........................................................   1.877077    1.882513  3,174,110
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004........................................................   1.910648    2.028901  1,435,056
    01/01/2005 to 12/31/2005........................................................   2.028901    2.057148  4,955,681
    01/01/2006 to 12/31/2006........................................................   2.057148    2.131819  7,685,962
    01/01/2007 to 12/31/2007........................................................   2.131819    2.185365  8,845,406
    01/01/2008 to 12/31/2008........................................................   2.185365    1.831445  7,824,922
    01/01/2009 to 12/31/2009........................................................   1.831445    2.387927  6,763,685
    01/01/2010 to 12/31/2010........................................................   2.387927    2.654651  6,527,787
    01/01/2011 to 12/31/2011........................................................   2.654651    2.777506  6,305,166

                                                                                       1.15% VARIABLE ACCOUNT CHARGE
                                                                                     ----------------------------------
                                                                                        AUV AT     AUV AT   ACCUM UNITS
                                                                                     BEGINNING OF ENDING OF   END OF
                                                                                        PERIOD     PERIOD     PERIOD
                                                                                     ------------ --------- -----------
  Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)/(9)/
    07/02/2001 to 12/31/2001........................................................   1.578946   1.617493     180,096
    01/01/2002 to 12/31/2002........................................................   1.617493   1.748698   1,639,255
    01/01/2003 to 12/31/2003........................................................   1.748698   1.944727   5,507,868
    01/01/2004 to 12/31/2004........................................................   1.944727   2.046945   8,185,861
    01/01/2005 to 12/31/2005........................................................   2.046945   2.077677   8,394,205
    01/01/2006 to 12/31/2006........................................................   2.077677   2.153702   7,962,524
    01/01/2007 to 12/31/2007........................................................   2.153702   2.211727   7,864,990
    01/01/2008 to 12/31/2008........................................................   2.211727   1.855921   5,862,575
    01/01/2009 to 12/31/2009........................................................   1.855921   2.421370   5,107,229
    01/01/2010 to 12/31/2010........................................................   2.421370   2.695854   4,684,247
    01/01/2011 to 12/31/2011........................................................   2.695854   2.823025   4,262,919
  Western Asset Management U.S. Government Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004........................................................   1.579245   1.619580   2,054,332
    01/01/2005 to 12/31/2005........................................................   1.619580   1.623381   6,607,389
    01/01/2006 to 12/31/2006........................................................   1.623381   1.667697   8,653,084
    01/01/2007 to 12/31/2007........................................................   1.667697   1.715019   8,732,679
    01/01/2008 to 12/31/2008........................................................   1.715019   1.686333   9,173,702
    01/01/2009 to 12/31/2009........................................................   1.686333   1.735071   9,427,795
    01/01/2010 to 12/31/2010........................................................   1.735071   1.809442   8,605,220
    01/01/2011 to 12/31/2011........................................................   1.809442   1.882997   8,244,775
  Western Asset Management U.S. Government Sub-Account (Class E)/(9)/
    07/02/2001 to 12/31/2001........................................................   1.458588   1.504288     871,165
    01/01/2002 to 12/31/2002........................................................   1.504288   1.600458   4,380,584
    01/01/2003 to 12/31/2003........................................................   1.600458   1.606657  10,414,448
    01/01/2004 to 12/31/2004........................................................   1.606657   1.632791  12,063,010
    01/01/2005 to 12/31/2005........................................................   1.632791   1.639669  11,770,403
    01/01/2006 to 12/31/2006........................................................   1.639669   1.685404  10,745,311
    01/01/2007 to 12/31/2007........................................................   1.685404   1.734878   9,495,932
    01/01/2008 to 12/31/2008........................................................   1.734878   1.707646   7,041,869
    01/01/2009 to 12/31/2009........................................................   1.707646   1.758779   6,430,199
    01/01/2010 to 12/31/2010........................................................   1.758779   1.837269   5,869,593
    01/01/2011 to 12/31/2011........................................................   1.837269   1.912249   4,970,870


                                                                 1.40% VARIABLE ACCOUNT CHARGE
                                                           ------------------------------------------
                                                                                         NUMBER OF
                                                           ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                           UNIT VALUE AT UNIT VALUE AT     UNITS
                                                           BEGINNING OF     END OF     OUTSTANDING AT
                                                              PERIOD        PERIOD     END OF PERIOD
                                                           ------------- ------------- --------------
  American Funds Bond Sub-Account
    05/01/2006 to 12/31/2006..............................   14.825548     15.562026        165,796
    01/01/2007 to 12/31/2007..............................   15.562026     15.855269        691,490
    01/01/2008 to 12/31/2008..............................   15.855269     14.172696        684,203
    01/01/2009 to 12/31/2009..............................   14.172696     15.737409        809,413
    01/01/2010 to 12/31/2010..............................   15.737409     16.518743        734,723
    01/01/2011 to 12/31/2011..............................   16.518743     17.283935        766,914
  American Funds Global Small Capitalization Sub-Account
    07/02/2001 to 12/31/2001..............................    1.467879      1.354969        174,008
    01/01/2002 to 12/31/2002..............................    1.354969      1.081548      2,084,831
    01/01/2003 to 12/31/2003..............................    1.081548      1.637421      4,945,481
    01/01/2004 to 12/31/2004..............................    1.637421      1.951751      9,266,699
    01/01/2005 to 12/31/2005..............................    1.951751      2.412643     12,165,119
    01/01/2006 to 12/31/2006..............................    2.412643      2.951478     15,102,207
    01/01/2007 to 12/31/2007..............................    2.951478      3.533839     16,495,469
    01/01/2008 to 12/31/2008..............................    3.533839      1.619536     17,411,843
    01/01/2009 to 12/31/2009..............................    1.619536      2.575949     17,958,641
    01/01/2010 to 12/31/2010..............................    2.575949      3.109521     16,410,861
    01/01/2011 to 12/31/2011..............................    3.109521      2.479318     15,273,287
  American Funds Growth Sub-Account
    07/02/2001 to 12/31/2001..............................   12.984914     11.482595         92,536
    01/01/2002 to 12/31/2002..............................   11.482595      8.553837      1,339,395
    01/01/2003 to 12/31/2003..............................    8.553837     11.539710      3,886,871
    01/01/2004 to 12/31/2004..............................   11.539710     12.800876      6,318,658
    01/01/2005 to 12/31/2005..............................   12.800876     14.667370      7,944,020
    01/01/2006 to 12/31/2006..............................   14.667370     15.941872      8,793,027
    01/01/2007 to 12/31/2007..............................   15.941872     17.660120      8,829,483
    01/01/2008 to 12/31/2008..............................   17.660120      9.756618      9,143,320
    01/01/2009 to 12/31/2009..............................    9.756618     13.412801      9,669,853
    01/01/2010 to 12/31/2010..............................   13.412801     15.697269      9,006,619
    01/01/2011 to 12/31/2011..............................   15.697269     14.817433      8,165,753
  American Funds Growth-Income Sub-Account
    07/02/2001 to 12/31/2001..............................    8.799275      8.540624        110,485
    01/01/2002 to 12/31/2002..............................    8.540624      6.876924      1,449,139
    01/01/2003 to 12/31/2003..............................    6.876924      8.980345      4,125,345
    01/01/2004 to 12/31/2004..............................    8.980345      9.773854      6,296,437
    01/01/2005 to 12/31/2005..............................    9.773854     10.200482      7,723,449
    01/01/2006 to 12/31/2006..............................   10.200482     11.588340      8,088,661
    01/01/2007 to 12/31/2007..............................   11.588340     12.002585      7,801,254
    01/01/2008 to 12/31/2008..............................   12.002585      7.355638      7,641,518
    01/01/2009 to 12/31/2009..............................    7.355638      9.519414      7,597,212
    01/01/2010 to 12/31/2010..............................    9.519414     10.459780      7,146,447
    01/01/2011 to 12/31/2011..............................   10.459780     10.125901      6,406,090

                           ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                              2.20% VARIABLE ACCOUNT CHARGE
                                                         ----------------------------------------
                                                         ACCUMULATION  ACCUMULATION  ACCUMULATION
                                                         UNIT VALUE AT UNIT VALUE AT    UNITS
                                                         BEGINNING OF     END OF        END OF
                                                            PERIOD        PERIOD        PERIOD
                                                         ------------- ------------- ------------
American Forerunner -- 2.20
  American Funds(R) Balanced Allocation Sub-Account
    04/28/2008 to 12/31/2008............................   10.007589     6.973097            0
    01/01/2009 to 12/31/2009............................    6.973097     8.821827            0
    01/01/2010 to 12/31/2010............................    8.821827     9.679446            0
    01/01/2011 to 12/31/2011............................    9.679446     9.267807            0
  American Funds(R) Growth Allocation Sub-Account
    04/28/2008 to 12/31/2008............................    9.997589     6.324798            0
    01/01/2009 to 12/31/2009............................    6.324798     8.293283            0
    01/01/2010 to 12/31/2010............................    8.293283     9.206817            0
    01/01/2011 to 12/31/2011............................    9.206817     8.580581            0
  American Funds(R) Moderate Allocation Sub-Account
    04/28/2008 to 12/31/2008............................   10.017588     7.643140            0
    01/01/2009 to 12/31/2009............................    7.643140     9.226164            0
    01/01/2010 to 12/31/2010............................    9.226164     9.919631            0
    01/01/2011 to 12/31/2011............................    9.919631     9.722805            0
  Artio International Stock Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004............................    1.065074     1.210240       38,955
    01/01/2005 to 12/31/2005............................    1.210240     1.392205       29,796
    01/01/2006 to 12/31/2006............................    1.392205     1.583009       57,536
    01/01/2007 to 12/31/2007............................    1.583009     1.704290       83,475
    01/01/2008 to 12/31/2008............................    1.704290     0.929532      118,037
    01/01/2009 to 12/31/2009............................    0.929532     1.108312      118,860
    01/01/2010 to 12/31/2010............................    1.108312     1.158600      118,940
    01/01/2011 to 12/31/2011............................    1.158600     0.905236      123,471
  Artio International Stock Sub-Account (Class E)/(9)/
    07/02/2001 to 12/31/2001............................    1.156531     1.052366            0
    01/01/2002 to 12/31/2002............................    1.052366     0.848021            0
    01/01/2003 to 12/31/2003............................    0.848021     1.061006        2,237
    01/01/2004 to 12/31/2004............................    1.061006     1.224834        2,228
    01/01/2005 to 12/31/2005............................    1.224834     1.411556        2,219
    01/01/2006 to 12/31/2006............................    1.411556     1.605463        2,210
    01/01/2007 to 12/31/2007............................    1.605463     1.730593        2,200
    01/01/2008 to 12/31/2008............................    1.730593     0.944560        1,265
    01/01/2009 to 12/31/2009............................    0.944560     1.126941        1,256
    01/01/2010 to 12/31/2010............................    1.126941     1.180021          648
    01/01/2011 to 12/31/2011............................    1.180021     0.923732          109

                                                           2.20% VARIABLE ACCOUNT CHARGE
                                                      ----------------------------------------
                                                      ACCUMULATION  ACCUMULATION  ACCUMULATION
                                                      UNIT VALUE AT UNIT VALUE AT    UNITS
                                                      BEGINNING OF     END OF        END OF
                                                         PERIOD        PERIOD        PERIOD
                                                      ------------- ------------- ------------
  Barclays Capital Aggregate Bond Index Sub-Account
    07/02/2001 to 12/31/2001.........................    1.074285      1.100823           0
    01/01/2002 to 12/31/2002.........................    1.100823      1.183930           0
    01/01/2003 to 12/31/2003.........................    1.183930      1.197322     233,953
    01/01/2004 to 12/31/2004.........................    1.197322      1.216221      52,976
    01/01/2005 to 12/31/2005.........................    1.216221      1.211873      71,366
    01/01/2006 to 12/31/2006.........................    1.211873      1.230779      70,018
    01/01/2007 to 12/31/2007.........................    1.230779      1.284048     105,888
    01/01/2008 to 12/31/2008.........................    1.284048      1.326761      62,767
    01/01/2009 to 12/31/2009.........................    1.326761      1.362525      51,250
    01/01/2010 to 12/31/2010.........................    1.362525      1.408765      50,577
    01/01/2011 to 12/31/2011.........................    1.408765      1.478568      33,325
  BlackRock Aggressive Growth Sub-Account
    05/01/2004 to 12/31/2004.........................   29.528498     32.564802           0
    01/01/2005 to 12/31/2005.........................   32.564802     35.181834         324
    01/01/2006 to 12/31/2006.........................   35.181834     36.644245         972
    01/01/2007 to 12/31/2007.........................   36.644245     43.096000       1,142
    01/01/2008 to 12/31/2008.........................   43.096000     22.830686       1,172
    01/01/2009 to 12/31/2009.........................   22.830686     33.291259       2,998
    01/01/2010 to 12/31/2010.........................   33.291259     37.450504         219
    01/01/2011 to 12/31/2011.........................   37.450504     35.448373         204
  BlackRock Bond Income Sub-Account
    07/02/2001 to 12/31/2001.........................    3.289752      3.395052           0
    01/01/2002 to 12/31/2002.........................    3.395052      3.592471           0
    01/01/2003 to 12/31/2003.........................    3.592471      3.710502       9,484
    01/01/2004 to 12/31/2004.........................    3.710502      3.780980      20,644
    01/01/2005 to 12/31/2005.........................    3.780980      3.778624      21,119
    01/01/2006 to 12/31/2006.........................    3.778624      3.849555      13,969
    01/01/2007 to 12/31/2007.........................    3.849555      3.992112      16,300
    01/01/2008 to 12/31/2008.........................    3.992112      3.761891      12,966
    01/01/2009 to 12/31/2009.........................    3.761891      4.018002       9,093
    01/01/2010 to 12/31/2010.........................    4.018002      4.247748       9,395
    01/01/2011 to 12/31/2011.........................    4.247748      4.417546       9,161
  BlackRock Diversified Sub-Account
    05/01/2004 to 12/31/2004.........................   30.635232     32.878595         415
    01/01/2005 to 12/31/2005.........................   32.878595     33.071886          91
    01/01/2006 to 12/31/2006.........................   33.071886     35.669174         338
    01/01/2007 to 12/31/2007.........................   35.669174     36.848524         321
    01/01/2008 to 12/31/2008.........................   36.848524     27.045619         299
    01/01/2009 to 12/31/2009.........................   27.045619     30.955145         284
    01/01/2010 to 12/31/2010.........................   30.955145     33.102467         268
    01/01/2011 to 12/31/2011.........................   33.102467     33.545974         251

                                                                         2.20% VARIABLE ACCOUNT CHARGE
                                                                    ----------------------------------------
                                                                    ACCUMULATION  ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUE AT UNIT VALUE AT    UNITS
                                                                    BEGINNING OF     END OF        END OF
                                                                       PERIOD        PERIOD        PERIOD
                                                                    ------------- ------------- ------------
  BlackRock Large Cap Core Sub-Account
    04/30/2007 to 12/31/2007.......................................   6.452878      6.473410        1,846
    01/01/2008 to 12/31/2008.......................................   6.473410      3.969669            0
    01/01/2009 to 12/31/2009.......................................   3.969669      4.628745            0
    01/01/2010 to 12/31/2010.......................................   4.628745      5.092045            0
    01/01/2011 to 12/31/2011.......................................   5.092045      4.994173        5,856
  BlackRock Large Cap Sub-Account (previously BlackRock Large Cap
   Sub-Account/(12)/)
    07/02/2001 to 12/31/2001.......................................   6.128417      5.575148            0
    01/01/2002 to 12/31/2002.......................................   5.575148      4.020285            0
    01/01/2003 to 12/31/2003.......................................   4.020285      5.109056            0
    01/01/2004 to 12/31/2004.......................................   5.109056      5.527244            0
    01/01/2005 to 12/31/2005.......................................   5.527244      5.586658            0
    01/01/2006 to 12/31/2006.......................................   5.586658      6.221507        1,904
    01/01/2007 to 04/27/2007.......................................   6.221507      6.507696            0
  BlackRock Large Cap Value Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004.......................................   1.052091      1.154511            0
    01/01/2005 to 12/31/2005.......................................   1.154511      1.192227        6,810
    01/01/2006 to 12/31/2006.......................................   1.192227      1.389468       84,147
    01/01/2007 to 12/31/2007.......................................   1.389468      1.401599      176,220
    01/01/2008 to 12/31/2008.......................................   1.401599      0.889641      107,847
    01/01/2009 to 12/31/2009.......................................   0.889641      0.966481       68,989
    01/01/2010 to 12/31/2010.......................................   0.966481      1.029849       46,716
    01/01/2011 to 12/31/2011.......................................   1.029849      1.028135       36,588
  BlackRock Large Cap Value Sub-Account (Class E)/(9)/
    05/01/2002 to 12/31/2002.......................................   1.000000      0.788172            0
    01/01/2003 to 12/31/2003.......................................   0.788172      1.044060        7,861
    01/01/2004 to 12/31/2004.......................................   1.044060      1.157334       15,772
    01/01/2005 to 12/31/2005.......................................   1.157334      1.196654       33,539
    01/01/2006 to 12/31/2006.......................................   1.196654      1.395508       34,537
    01/01/2007 to 12/31/2007.......................................   1.395508      1.409640       35,649
    01/01/2008 to 12/31/2008.......................................   1.409640      0.895719       33,458
    01/01/2009 to 12/31/2009.......................................   0.895719      0.974159       10,955
    01/01/2010 to 12/31/2010.......................................   0.974159      1.038767       11,464
    01/01/2011 to 12/31/2011.......................................   1.038767      1.037827        8,899
  BlackRock Legacy Large Cap Growth Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004.......................................   2.149498      2.342840        3,511
    01/01/2005 to 12/31/2005.......................................   2.342840      2.446796       13,081
    01/01/2006 to 12/31/2006.......................................   2.446796      2.486696       20,230
    01/01/2007 to 12/31/2007.......................................   2.486696      2.880635       22,491
    01/01/2008 to 12/31/2008.......................................   2.880635      1.783832       23,845
    01/01/2009 to 12/31/2009.......................................   1.783832      2.382042       22,491
    01/01/2010 to 12/31/2010.......................................   2.382042      2.783925       27,582
    01/01/2011 to 12/31/2011.......................................   2.783925      2.474117       26,959

                                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                               ----------------------------------------
                                                                               ACCUMULATION  ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUE AT UNIT VALUE AT    UNITS
                                                                               BEGINNING OF     END OF        END OF
                                                                                  PERIOD        PERIOD        PERIOD
                                                                               ------------- ------------- ------------
  BlackRock Legacy Large Cap Growth Sub-Account (Class B) (formerly FI Large
   Cap Sub-Account/(14)/)
    05/01/2006 to 12/31/2006..................................................   15.818357     15.917739           0
    01/01/2007 to 12/31/2007..................................................   15.917739     16.149075           0
    01/01/2008 to 12/31/2008..................................................   16.149075      8.695741           0
    01/01/2009 to 05/01/2009..................................................    8.695741      9.050660           0
  BlackRock Legacy Large Cap Growth Sub-Account (Class E)/(9)/
    07/02/2001 to 12/31/2001..................................................    2.833690      2.577886           0
    01/01/2002 to 12/31/2002..................................................    2.577886      1.683547           0
    01/01/2003 to 12/31/2003..................................................    1.683547      2.221857       3,020
    01/01/2004 to 12/31/2004..................................................    2.221857      2.360447      19,886
    01/01/2005 to 12/31/2005..................................................    2.360447      2.467444      28,901
    01/01/2006 to 12/31/2006..................................................    2.467444      2.510392      28,727
    01/01/2007 to 12/31/2007..................................................    2.510392      2.910806      28,587
    01/01/2008 to 12/31/2008..................................................    2.910806      1.804304      28,140
    01/01/2009 to 12/31/2009..................................................    1.804304      2.411477      16,076
    01/01/2010 to 12/31/2010..................................................    2.411477      2.821961      15,920
    01/01/2011 to 12/31/2011..................................................    2.821961      2.510454      16,073
  BlackRock Money Market Sub-Account
    07/02/2001 to 12/31/2001..................................................    1.920674      1.923760           0
    01/01/2002 to 12/31/2002..................................................    1.923760      1.903818           0
    01/01/2003 to 12/31/2003..................................................    1.903818      1.872726      31,002
    01/01/2004 to 12/31/2004..................................................    1.872726      1.845312      64,852
    01/01/2005 to 12/31/2005..................................................    1.845312      1.852865      41,252
    01/01/2006 to 12/31/2006..................................................    1.852865      1.895153      45,608
    01/01/2007 to 12/31/2007..................................................    1.895153      1.942941      43,463
    01/01/2008 to 12/31/2008..................................................    1.942941      1.949948      37,566
    01/01/2009 to 12/31/2009..................................................    1.949948      1.912346      15,576
    01/01/2010 to 12/31/2010..................................................    1.912346      1.870731       8,246
    01/01/2011 to 12/31/2011..................................................    1.870731      1.830132       6,881
  Clarion Global Real Estate Sub-Account
    05/01/2004 to 12/31/2004..................................................    9.998192     12.764997       4,955
    01/01/2005 to 12/31/2005..................................................   12.764997     14.147202      11,234
    01/01/2006 to 12/31/2006..................................................   14.147202     19.041742      26,839
    01/01/2007 to 12/31/2007..................................................   19.041742     15.830068      22,801
    01/01/2008 to 12/31/2008..................................................   15.830068      9.031329      15,525
    01/01/2009 to 12/31/2009..................................................    9.031329     11.903521       6,588
    01/01/2010 to 12/31/2010..................................................   11.903521     13.520294      11,015
    01/01/2011 to 12/31/2011..................................................   13.520294     12.487734      10,165

                                                        2.20% VARIABLE ACCOUNT CHARGE
                                                   ----------------------------------------
                                                   ACCUMULATION  ACCUMULATION  ACCUMULATION
                                                   UNIT VALUE AT UNIT VALUE AT    UNITS
                                                   BEGINNING OF     END OF        END OF
                                                      PERIOD        PERIOD        PERIOD
                                                   ------------- ------------- ------------
  Davis Venture Value Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004......................   2.647827      2.834688       41,463
    01/01/2005 to 12/31/2005......................   2.834688      3.050386       79,987
    01/01/2006 to 12/31/2006......................   3.050386      3.411548      203,065
    01/01/2007 to 12/31/2007......................   3.411548      3.481854       89,779
    01/01/2008 to 12/31/2008......................   3.481854      2.059813       73,302
    01/01/2009 to 12/31/2009......................   2.059813      2.652753       58,729
    01/01/2010 to 12/31/2010......................   2.652753      2.898980       54,635
    01/01/2011 to 12/31/2011......................   2.898980      2.714949       50,514
  Davis Venture Value Sub-Account (Class E)/(9)/
    07/02/2001 to 12/31/2001......................   2.642938      2.497466            0
    01/01/2002 to 12/31/2002......................   2.497466      2.038732            0
    01/01/2003 to 12/31/2003......................   2.038732      2.607387       18,677
    01/01/2004 to 12/31/2004......................   2.607387      2.860180      231,327
    01/01/2005 to 12/31/2005......................   2.860180      3.081745       37,707
    01/01/2006 to 12/31/2006......................   3.081745      3.449185       37,725
    01/01/2007 to 12/31/2007......................   3.449185      3.523249       37,901
    01/01/2008 to 12/31/2008......................   3.523249      2.086441       33,480
    01/01/2009 to 12/31/2009......................   2.086441      2.690655       30,113
    01/01/2010 to 12/31/2010......................   2.690655      2.943176       29,631
    01/01/2011 to 12/31/2011......................   2.943176      2.758928       27,930
  FI Value Leaders Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004......................   2.107115      2.364207          607
    01/01/2005 to 12/31/2005......................   2.364207      2.554180        3,873
    01/01/2006 to 12/31/2006......................   2.554180      2.790114       33,250
    01/01/2007 to 12/31/2007......................   2.790114      2.836590       42,859
    01/01/2008 to 12/31/2008......................   2.836590      1.689700       18,371
    01/01/2009 to 12/31/2009......................   1.689700      2.008080       21,699
    01/01/2010 to 12/31/2010......................   2.008080      2.244884        8,108
    01/01/2011 to 12/31/2011......................   2.244884      2.055913       11,192
  FI Value Leaders Sub-Account (Class E)/(9)/
    07/02/2001 to 12/31/2001......................   2.434601      2.201472            0
    01/01/2002 to 12/31/2002......................   2.201472      1.732236            0
    01/01/2003 to 12/31/2003......................   1.732236      2.147737            0
    01/01/2004 to 12/31/2004......................   2.147737      2.385812        3,016
    01/01/2005 to 12/31/2005......................   2.385812      2.579773       11,374
    01/01/2006 to 12/31/2006......................   2.579773      2.820795       11,374
    01/01/2007 to 12/31/2007......................   2.820795      2.870598       11,374
    01/01/2008 to 12/31/2008......................   2.870598      1.711892       11,374
    01/01/2009 to 12/31/2009......................   1.711892      2.037340            0
    01/01/2010 to 12/31/2010......................   2.037340      2.279967            0
    01/01/2011 to 12/31/2011......................   2.279967      2.089982            0

                                                                                      2.20% VARIABLE ACCOUNT CHARGE
                                                                                 ----------------------------------------
                                                                                 ACCUMULATION  ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUE AT UNIT VALUE AT    UNITS
                                                                                 BEGINNING OF     END OF        END OF
                                                                                    PERIOD        PERIOD        PERIOD
                                                                                 ------------- ------------- ------------
  Harris Oakmark International Sub-Account (Class B)/(6)/
    05/01/2003 to 12/31/2003....................................................    0.864265      1.154680           0
    01/01/2004 to 12/31/2004....................................................    1.154680      1.361315     154,133
    01/01/2005 to 12/31/2005....................................................    1.361315      1.521381     224,942
    01/01/2006 to 12/31/2006....................................................    1.521381      1.917749     201,589
    01/01/2007 to 12/31/2007....................................................    1.917749      1.854805     212,077
    01/01/2008 to 12/31/2008....................................................    1.854805      1.072522      78,472
    01/01/2009 to 12/31/2009....................................................    1.072522      1.626887      57,764
    01/01/2010 to 12/31/2010....................................................    1.626887      1.852837      21,018
    01/01/2011 to 12/31/2011....................................................    1.852837      1.554180      16,509
  Invesco Small Cap Growth Sub-account
    05/01/2002 to 12/31/2002....................................................    1.117179      0.839004           0
    01/01/2003 to 12/31/2003....................................................    0.839004      1.139755           0
    01/01/2004 to 12/31/2004....................................................    1.139755      1.186602      23,434
    01/01/2005 to 12/31/2005....................................................    1.186602      1.256812      23,649
    01/01/2006 to 12/31/2006....................................................    1.256812      1.403914      22,917
    01/01/2007 to 12/31/2007....................................................    1.403914      1.525233      20,674
    01/01/2008 to 12/31/2008....................................................    1.525233      0.914110           0
    01/01/2009 to 12/31/2009....................................................    0.914110      1.196642           0
    01/01/2010 to 12/31/2010....................................................    1.196642      1.477129           0
    01/01/2011 to 12/31/2011....................................................    1.477129      1.429425           0
  Janus Forty Sub-Account
    04/30/2007 to 12/31/2007....................................................  119.280338    145.542773         505
    01/01/2008 to 12/31/2008....................................................  145.542773     82.574883         919
    01/01/2009 to 12/31/2009....................................................   82.574883    115.395552       1,411
    01/01/2010 to 12/31/2010....................................................  115.395552    123.493975         770
    01/01/2011 to 12/31/2011....................................................  123.493975    111.696422         692
  Jennison Growth Sub-Account (Class B)
    05/01/2005 to 12/31/2005....................................................    0.390922      0.467096      40,374
    01/01/2006 to 12/31/2006....................................................    0.467096      0.468491      41,226
    01/01/2007 to 12/31/2007....................................................    0.468491      0.510431      42,167
    01/01/2008 to 12/31/2008....................................................    0.510431      0.316809      48,888
    01/01/2009 to 12/31/2009....................................................    0.316809      0.432530      73,025
    01/01/2010 to 12/31/2010....................................................    0.432530      0.470995           0
    01/01/2011 to 12/31/2011....................................................    0.470995      0.461788           0
  Jennison Growth Subaccount (Class B)/(8)(10)/ (previously Met/Putnam Voyager
   Sub-Account (Class B))
    05/01/2004 to 12/31/2004....................................................    0.409218      0.424945           0
    01/01/2005 to 04/30/2005....................................................    0.424945      0.386270           0
  Jennison Growth Sub-Account (Class E)
    05/01/2005 to 12/31/2005....................................................    0.391191      0.468094      13,393
    01/01/2006 to 12/31/2006....................................................    0.468094      0.469834      13,959
    01/01/2007 to 12/31/2007....................................................    0.469834      0.512608      13,935
    01/01/2008 to 12/31/2008....................................................    0.512608      0.318025      12,184
    01/01/2009 to 12/31/2009....................................................    0.318025      0.435181      11,659
    01/01/2010 to 12/31/2010....................................................    0.435181      0.474425      12,350
    01/01/2011 to 12/31/2011....................................................    0.474425      0.465547      70,676

                                                                                      2.20% VARIABLE ACCOUNT CHARGE
                                                                                 ----------------------------------------
                                                                                 ACCUMULATION  ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUE AT UNIT VALUE AT    UNITS
                                                                                 BEGINNING OF     END OF        END OF
                                                                                    PERIOD        PERIOD        PERIOD
                                                                                 ------------- ------------- ------------
  Jennison Growth Subaccount (Class E)/(9)(10)/ (previously Met/Putnam Voyager
   Sub-Account (Class E))
    07/02/2001 to 12/31/2001....................................................   0.569116      0.485780            0
    01/01/2002 to 12/31/2002....................................................   0.485780      0.337533            0
    01/01/2003 to 12/31/2003....................................................   0.337533      0.415056       12,375
    01/01/2004 to 12/31/2004....................................................   0.415056      0.424948       13,323
    01/01/2005 to 04/30/2005....................................................   0.424948      0.390108            0
  Lazard Mid Cap Sub-Account
    05/01/2002 to 12/31/2002....................................................   1.134614      0.957136            0
    01/01/2003 to 12/31/2003....................................................   0.957136      1.181399            0
    01/01/2004 to 12/31/2004....................................................   1.181399      1.322062        2,144
    01/01/2005 to 12/31/2005....................................................   1.322062      1.397607        2,133
    01/01/2006 to 12/31/2006....................................................   1.397607      1.567929       57,788
    01/01/2007 to 12/31/2007....................................................   1.567929      1.492057       80,480
    01/01/2008 to 12/31/2008....................................................   1.492057      0.900477       48,776
    01/01/2009 to 12/31/2009....................................................   0.900477      1.204711       11,269
    01/01/2010 to 12/31/2010....................................................   1.204711      1.447914            0
    01/01/2011 to 12/31/2011....................................................   1.447914      1.341731            0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B) (previously
   Legg Mason Partners Aggressive Growth Sub-Account/(5)(13)/)
    07/02/2001 to 12/31/2001....................................................   0.950434      0.770544            0
    01/01/2002 to 12/31/2002....................................................   0.770544      0.521447            0
    01/01/2003 to 12/31/2003....................................................   0.521447      0.662628            0
    01/01/2004 to 12/31/2004....................................................   0.662628      0.702881        5,165
    01/01/2005 to 12/31/2005....................................................   0.702881      0.780985       12,328
    01/01/2006 to 12/31/2006....................................................   0.780985      0.750752       77,494
    01/01/2007 to 12/31/2007....................................................   0.750752      0.750973       79,346
    01/01/2008 to 12/31/2008....................................................   0.750973      0.447703       82,332
    01/01/2009 to 12/31/2009....................................................   0.447703      0.582319       79,914
    01/01/2010 to 12/31/2010....................................................   0.582319      0.705161      126,645
    01/01/2011 to 12/31/2011....................................................   0.705161      0.712250       85,962
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B) (previously
   Legg Mason Value Equity Sub-Account (Class B)/(15)/)
    05/01/2006 to 12/31/2006....................................................   8.844334      9.431696            0
    01/01/2007 to 12/31/2007....................................................   9.431696      8.680398          932
    01/01/2008 to 12/31/2008....................................................   8.680398      3.853354          744
    01/01/2009 to 12/31/2009....................................................   3.853354      5.200772        1,305
    01/01/2010 to 12/31/2010....................................................   5.200772      5.460836            0
    01/01/2011 to 04/29/2011....................................................   5.460836      5.791437            0
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
    05/02/2011 to 12/31/2011....................................................   0.585357      0.528166       60,041
  Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E) (previously
   Legg Mason Value Equity Sub-Account (Class E)/(16)/)
    05/01/2006 to 12/31/2006....................................................   0.891728      0.951311       40,734
    01/01/2007 to 12/31/2007....................................................   0.951311      0.876417        3,991
    01/01/2008 to 12/31/2008....................................................   0.876417      0.389387            0
    01/01/2009 to 12/31/2009....................................................   0.389387      0.525515            0
    01/01/2010 to 12/31/2010....................................................   0.525515      0.551998            0
    01/01/2011 to 04/29/2011....................................................   0.551998      0.585463            0

                                                                 2.20% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------
                                                            ACCUMULATION  ACCUMULATION  ACCUMULATION
                                                            UNIT VALUE AT UNIT VALUE AT    UNITS
                                                            BEGINNING OF     END OF        END OF
                                                               PERIOD        PERIOD        PERIOD
                                                            ------------- ------------- ------------
  Loomis Sayles Small Cap Core Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004...............................   2.161605      2.436398            0
    01/01/2005 to 12/31/2005...............................   2.436398      2.542675        5,528
    01/01/2006 to 12/31/2006...............................   2.542675      2.895310       16,644
    01/01/2007 to 12/31/2007...............................   2.895310      3.161190       30,241
    01/01/2008 to 12/31/2008...............................   3.161190      1.977202       47,137
    01/01/2009 to 12/31/2009...............................   1.977202      2.513023       45,297
    01/01/2010 to 12/31/2010...............................   2.513023      3.127297       38,498
    01/01/2011 to 12/31/2011...............................   3.127297      3.069740       36,604
  Loomis Sayles Small Cap Core Sub-Account (Class E)/(9)/
    07/02/2001 to 12/31/2001...............................   2.242109      2.113147            0
    01/01/2002 to 12/31/2002...............................   2.113147      1.619735            0
    01/01/2003 to 12/31/2003...............................   1.619735      2.159414        2,425
    01/01/2004 to 12/31/2004...............................   2.159414      2.454626        6,936
    01/01/2005 to 12/31/2005...............................   2.454626      2.563974       15,352
    01/01/2006 to 12/31/2006...............................   2.563974      2.922363       17,059
    01/01/2007 to 12/31/2007...............................   2.922363      3.193754       16,791
    01/01/2008 to 12/31/2008...............................   3.193754      1.999579       16,354
    01/01/2009 to 12/31/2009...............................   1.999579      2.543887        3,025
    01/01/2010 to 12/31/2010...............................   2.543887      3.168952        2,405
    01/01/2011 to 12/31/2011...............................   3.168952      3.113785        1,845
  Loomis Sayles Small Cap Growth Sub-Account
    07/02/2001 to 12/31/2001...............................   0.952424      0.875004            0
    01/01/2002 to 12/31/2002...............................   0.875004      0.615917            0
    01/01/2003 to 12/31/2003...............................   0.615917      0.871274        6,247
    01/01/2004 to 12/31/2004...............................   0.871274      0.947272      166,064
    01/01/2005 to 12/31/2005...............................   0.947272      0.967412      215,948
    01/01/2006 to 12/31/2006...............................   0.967412      1.038404      104,112
    01/01/2007 to 12/31/2007...............................   1.038404      1.059511      109,626
    01/01/2008 to 12/31/2008...............................   1.059511      0.608244       85,025
    01/01/2009 to 12/31/2009...............................   0.608244      0.771582       40,646
    01/01/2010 to 12/31/2010...............................   0.771582      0.991420       76,624
    01/01/2011 to 12/31/2011...............................   0.991420      0.996515       75,304
  Lord Abbett Bond Debenture Sub-Account
    07/02/2001 to 12/31/2001...............................   1.319758      1.321880            0
    01/01/2002 to 12/31/2002...............................   1.321880      1.285701            0
    01/01/2003 to 12/31/2003...............................   1.285701      1.498707      162,520
    01/01/2004 to 12/31/2004...............................   1.498707      1.585737      223,374
    01/01/2005 to 12/31/2005...............................   1.585737      1.574492       74,062
    01/01/2006 to 12/31/2006...............................   1.574492      1.681231       96,970
    01/01/2007 to 12/31/2007...............................   1.681231      1.752167       57,966
    01/01/2008 to 12/31/2008...............................   1.752167      1.395079       49,742
    01/01/2009 to 12/31/2009...............................   1.395079      1.866591       62,888
    01/01/2010 to 12/31/2010...............................   1.866591      2.062742       61,776
    01/01/2011 to 12/31/2011...............................   2.062742      2.107944       44,475

                                                               2.20% VARIABLE ACCOUNT CHARGE
                                                          ----------------------------------------
                                                          ACCUMULATION  ACCUMULATION  ACCUMULATION
                                                          UNIT VALUE AT UNIT VALUE AT    UNITS
                                                          BEGINNING OF     END OF        END OF
                                                             PERIOD        PERIOD        PERIOD
                                                          ------------- ------------- ------------
  Met/Artisan Mid Cap Value Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004.............................    2.758183      2.977180      37,105
    01/01/2005 to 12/31/2005.............................    2.977180      3.195328      55,264
    01/01/2006 to 12/31/2006.............................    3.195328      3.506527      53,467
    01/01/2007 to 12/31/2007.............................    3.506527      3.187138      19,925
    01/01/2008 to 12/31/2008.............................    3.187138      1.679285      13,552
    01/01/2009 to 12/31/2009.............................    1.679285      2.319518      13,892
    01/01/2010 to 12/31/2010.............................    2.319518      2.603993       2,498
    01/01/2011 to 12/31/2011.............................    2.603993      2.712786       2,441
  Met/Artisan Mid Cap Value Sub-Account (Class E)/(9)/
    07/02/2001 to 12/31/2001.............................    2.349496      2.451764           0
    01/01/2002 to 12/31/2002.............................    2.451764      2.182873           0
    01/01/2003 to 12/31/2003.............................    2.182873      2.828363      63,108
    01/01/2004 to 12/31/2004.............................    2.828363      3.037004      67,383
    01/01/2005 to 12/31/2005.............................    3.037004      3.262671      27,710
    01/01/2006 to 12/31/2006.............................    3.262671      3.584022      25,192
    01/01/2007 to 12/31/2007.............................    3.584022      3.260825      15,910
    01/01/2008 to 12/31/2008.............................    3.260825      1.719816      14,545
    01/01/2009 to 12/31/2009.............................    1.719816      2.377820       5,468
    01/01/2010 to 12/31/2010.............................    2.377820      2.672064       4,069
    01/01/2011 to 12/31/2011.............................    2.672064      2.786512       3,473
  Met/Franklin Income Sub-Account
    04/28/2008 to 12/31/2008.............................    9.997589      7.942507           0
    01/01/2009 to 12/31/2009.............................    7.942507      9.931910           0
    01/01/2010 to 12/31/2010.............................    9.931910     10.864348           0
    01/01/2011 to 12/31/2011.............................   10.864348     10.855279           0
  Met/Franklin Low Duration Total Return Sub-Account
    05/02/2011 to 12/31/2011.............................    9.986988      9.714258           0
  Met/Franklin Mutual Shares Sub-Account
    04/28/2008 to 12/31/2008.............................    9.997589      6.563810           0
    01/01/2009 to 12/31/2009.............................    6.563810      8.018802           0
    01/01/2010 to 12/31/2010.............................    8.018802      8.709116           0
    01/01/2011 to 12/31/2011.............................    8.709116      8.473386           0
  Met/Franklin Templeton Founding Strategy Sub-Account
    04/28/2008 to 12/31/2008.............................    9.997589      6.994952           0
    01/01/2009 to 12/31/2009.............................    6.994952      8.796467           0
    01/01/2010 to 12/31/2010.............................    8.796467      9.469607           0
    01/01/2011 to 12/31/2011.............................    9.469607      9.100861           0
  Met/Templeton Growth Sub-Account
    04/28/2008 to 12/31/2008.............................    9.997589      6.533132           0
    01/01/2009 to 12/31/2009.............................    6.533132      8.475766           0
    01/01/2010 to 12/31/2010.............................    8.475766      8.926452           0
    01/01/2011 to 12/31/2011.............................    8.926452      8.130261           0
  MetLife Aggressive Strategy Sub-Account
    05/02/2011 to 12/31/2011.............................   11.589659      9.873021       4,348

                                                                                2.20% VARIABLE ACCOUNT CHARGE
                                                                           ----------------------------------------
                                                                           ACCUMULATION  ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUE AT UNIT VALUE AT    UNITS
                                                                           BEGINNING OF     END OF        END OF
                                                                              PERIOD        PERIOD        PERIOD
                                                                           ------------- ------------- ------------
  MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive
   Allocation Sub-Account/(17)/)
    05/01/2005 to 12/31/2005..............................................    9.998192     11.090906           0
    01/01/2006 to 12/31/2006..............................................   11.090906     12.549255           0
    01/01/2007 to 12/31/2007..............................................   12.549255     12.675952           0
    01/01/2008 to 12/31/2008..............................................   12.675952      7.383724       7,971
    01/01/2009 to 12/31/2009..............................................    7.383724      9.497549      12,122
    01/01/2010 to 12/31/2010..............................................    9.497549     10.748847       4,370
    01/01/2011 to 04/29/2011..............................................   10.748847     11.625198           0
  MetLife Conservative Allocation Sub-Account
    05/01/2005 to 12/31/2005..............................................    9.998192     10.244587           0
    01/01/2006 to 12/31/2006..............................................   10.244587     10.712904      57,287
    01/01/2007 to 12/31/2007..............................................   10.712904     11.062340       4,990
    01/01/2008 to 12/31/2008..............................................   11.062340      9.264045       6,611
    01/01/2009 to 12/31/2009..............................................    9.264045     10.922625       6,577
    01/01/2010 to 12/31/2010..............................................   10.922625     11.759076       6,549
    01/01/2011 to 12/31/2011..............................................   11.759076     11.877939       6,518
  MetLife Conservative to Moderate Allocation Sub-Account
    05/01/2005 to 12/31/2005..............................................    9.998192     10.461355           0
    01/01/2006 to 12/31/2006..............................................   10.461355     11.198645           0
    01/01/2007 to 12/31/2007..............................................   11.198645     11.480672     106,882
    01/01/2008 to 12/31/2008..............................................   11.480672      8.804813      99,674
    01/01/2009 to 12/31/2009..............................................    8.804813     10.652619      33,337
    01/01/2010 to 12/31/2010..............................................   10.652619     11.622079      31,187
    01/01/2011 to 12/31/2011..............................................   11.622079     11.488999      22,715
  MetLife Mid Cap Stock Index Sub-Account
    07/02/2001 to 12/31/2001..............................................    1.042674      1.017616           0
    01/01/2002 to 12/31/2002..............................................    1.017616      0.845053           0
    01/01/2003 to 12/31/2003..............................................    0.845053      1.112298       4,265
    01/01/2004 to 12/31/2004..............................................    1.112298      1.259075      20,790
    01/01/2005 to 12/31/2005..............................................    1.259075      1.379828      19,161
    01/01/2006 to 12/31/2006..............................................    1.379828      1.482519      18,224
    01/01/2007 to 12/31/2007..............................................    1.482519      1.559085      14,275
    01/01/2008 to 12/31/2008..............................................    1.559085      0.970241      14,832
    01/01/2009 to 12/31/2009..............................................    0.970241      1.298177      12,943
    01/01/2010 to 12/31/2010..............................................    1.298177      1.600078      11,311
    01/01/2011 to 12/31/2011..............................................    1.600078      1.531086      10,616
  MetLife Moderate Allocation Sub-Account
    05/01/2005 to 12/31/2005..............................................    9.998192     10.690928       6,536
    01/01/2006 to 12/31/2006..............................................   10.690928     11.697181       7,271
    01/01/2007 to 12/31/2007..............................................   11.697181     11.938556      11,246
    01/01/2008 to 12/31/2008..............................................   11.938556      8.334120      12,898
    01/01/2009 to 12/31/2009..............................................    8.334120     10.315758      12,805
    01/01/2010 to 12/31/2010..............................................   10.315758     11.420563       8,244
    01/01/2011 to 12/31/2011..............................................   11.420563     11.019632       7,536

                                                                                          2.20% VARIABLE ACCOUNT CHARGE
                                                                                     ----------------------------------------
                                                                                     ACCUMULATION  ACCUMULATION  ACCUMULATION
                                                                                     UNIT VALUE AT UNIT VALUE AT    UNITS
                                                                                     BEGINNING OF     END OF        END OF
                                                                                        PERIOD        PERIOD        PERIOD
                                                                                     ------------- ------------- ------------
  MetLife Moderate to Aggressive Allocation Sub-Account
    05/01/2005 to 12/31/2005........................................................    9.998192     10.915585           0
    01/01/2006 to 12/31/2006........................................................   10.915585     12.196813       1,764
    01/01/2007 to 12/31/2007........................................................   12.196813     12.389279       1,754
    01/01/2008 to 12/31/2008........................................................   12.389279      7.863050      10,495
    01/01/2009 to 12/31/2009........................................................    7.863050      9.929845       8,830
    01/01/2010 to 12/31/2010........................................................    9.929845     11.141773         219
    01/01/2011 to 12/31/2011........................................................   11.141773     10.488657         215
  MetLife Stock Index Sub-Account
    07/02/2001 to 12/31/2001........................................................    3.462513      3.194852           0
    01/01/2002 to 12/31/2002........................................................    3.194852      2.421545           0
    01/01/2003 to 12/31/2003........................................................    2.421545      3.029154      16,316
    01/01/2004 to 12/31/2004........................................................    3.029154      3.267648      14,357
    01/01/2005 to 12/31/2005........................................................    3.267648      3.336629      30,642
    01/01/2006 to 12/31/2006........................................................    3.336629      3.759933      24,327
    01/01/2007 to 12/31/2007........................................................    3.759933      3.860633      13,014
    01/01/2008 to 12/31/2008........................................................    3.860633      2.369252      13,241
    01/01/2009 to 12/31/2009........................................................    2.369252      2.918457      10,846
    01/01/2010 to 12/31/2010........................................................    2.918457      3.268693      10,300
    01/01/2011 to 12/31/2011........................................................    3.268693      3.250003       4,282
  MFS(R) Investors Trust Sub-Account (Class B)/(11)/
    05/01/2004 to 12/31/2004........................................................    7.387943      8.146489           0
    01/01/2005 to 12/31/2005........................................................    8.146489      8.519782           0
    01/01/2006 to 04/30/2006........................................................    8.519782      8.881372           0
  MFS(R) Investors Trust Sub-Account (Class E)/(11)/
    07/02/2001 to 12/31/2001........................................................    0.879356      0.811953           0
    01/01/2002 to 12/31/2002........................................................    0.811953      0.633499           0
    01/01/2003 to 12/31/2003........................................................    0.633499      0.752961           0
    01/01/2004 to 12/31/2004........................................................    0.752961      0.819602      42,721
    01/01/2005 to 12/31/2005........................................................    0.819602      0.858858      42,576
    01/01/2006 to 04/30/2006........................................................    0.858858      0.895600           0
  MFS(R) Investors Trust Sub-Account/(2)(11)/ (previously MFS(R) Research Managers
   Sub-Account)
    07/02/2001 to 12/31/2001........................................................    0.959338      0.857483           0
    01/01/2002 to 12/31/2002........................................................    0.857483      0.635762           0
    01/01/2003 to 12/31/2003........................................................    0.635762      0.770684      43,623
    01/01/2004 to 04/30/2004........................................................    0.770684      0.782576      44,505

                                                                                2.20% VARIABLE ACCOUNT CHARGE
                                                                           ----------------------------------------
                                                                           ACCUMULATION  ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUE AT UNIT VALUE AT    UNITS
                                                                           BEGINNING OF     END OF        END OF
                                                                              PERIOD        PERIOD        PERIOD
                                                                           ------------- ------------- ------------
  MFS(R) Research International Sub-Account
    07/02/2001 to 12/31/2001..............................................   0.913249      0.832273            0
    01/01/2002 to 12/31/2002..............................................   0.832273      0.718052            0
    01/01/2003 to 12/31/2003..............................................   0.718052      0.927567            0
    01/01/2004 to 12/31/2004..............................................   0.927567      1.084809       46,809
    01/01/2005 to 12/31/2005..............................................   1.084809      1.235559       47,864
    01/01/2006 to 12/31/2006..............................................   1.235559      1.529838       60,678
    01/01/2007 to 12/31/2007..............................................   1.529838      1.695257       93,603
    01/01/2008 to 12/31/2008..............................................   1.695257      0.955712       32,991
    01/01/2009 to 12/31/2009..............................................   0.955712      1.230029       27,661
    01/01/2010 to 12/31/2010..............................................   1.230029      1.340515       24,286
    01/01/2011 to 12/31/2011..............................................   1.340515      1.170885       23,218
  MFS(R) Total Return Sub-Account
    05/01/2004 to 12/31/2004..............................................   3.208595      3.470400       26,448
    01/01/2005 to 12/31/2005..............................................   3.470400      3.491885       39,232
    01/01/2006 to 12/31/2006..............................................   3.491885      3.823770       39,866
    01/01/2007 to 12/31/2007..............................................   3.823770      3.894126       21,438
    01/01/2008 to 12/31/2008..............................................   3.894126      2.957847       19,407
    01/01/2009 to 12/31/2009..............................................   2.957847      3.423105       14,618
    01/01/2010 to 12/31/2010..............................................   3.423105      3.676751       14,482
    01/01/2011 to 12/31/2011..............................................   3.676751      3.674575       12,613
  MFS(R) Value Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004..............................................   1.161353      1.246630       19,747
    01/01/2005 to 12/31/2005..............................................   1.246630      1.199452      100,954
    01/01/2006 to 12/31/2006..............................................   1.199452      1.382742       80,480
    01/01/2007 to 12/31/2007..............................................   1.382742      1.298036       78,045
    01/01/2008 to 12/31/2008..............................................   1.298036      0.841760       59,629
    01/01/2009 to 12/31/2009..............................................   0.841760      0.992946       32,506
    01/01/2010 to 12/31/2010..............................................   0.992946      1.079941       18,078
    01/01/2011 to 12/31/2011..............................................   1.079941      1.063240       15,580
  MFS(R) Value Sub-Account (Class E)/(9)/
    05/01/2002 to 12/31/2002..............................................   1.151561      0.939474            0
    01/01/2003 to 12/31/2003..............................................   0.939474      1.151927        7,851
    01/01/2004 to 12/31/2004..............................................   1.151927      1.254021       17,337
    01/01/2005 to 12/31/2005..............................................   1.254021      1.207886       34,074
    01/01/2006 to 12/31/2006..............................................   1.207886      1.393585       12,219
    01/01/2007 to 12/31/2007..............................................   1.393585      1.309543       12,245
    01/01/2008 to 12/31/2008..............................................   1.309543      0.850402       11,924
    01/01/2009 to 12/31/2009..............................................   0.850402      1.003855       11,597
    01/01/2010 to 12/31/2010..............................................   1.003855      1.092534       10,414
    01/01/2011 to 12/31/2011..............................................   1.092534      1.077422        1,542
  MFS(R) Total Return Sub-Account/(1)/ (previously Balanced Sub-Account)
    07/02/2001 to 12/31/2001..............................................   1.421239      1.390063            0
    01/01/2002 to 12/31/2002..............................................   1.390063      1.173173            0
    01/01/2003 to 12/31/2003..............................................   1.173173      1.372962       11,508
    01/01/2004 to 04/30/2004..............................................   1.372962      1.357400       32,755

                                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                               ----------------------------------------
                                                                               ACCUMULATION  ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUE AT UNIT VALUE AT    UNITS
                                                                               BEGINNING OF     END OF        END OF
                                                                                  PERIOD        PERIOD        PERIOD
                                                                               ------------- ------------- ------------
  Morgan Stanley EAFE(R) Index Sub-Account
    07/02/2001 to 12/31/2001..................................................   0.924892      0.830391            0
    01/01/2002 to 12/31/2002..................................................   0.830391      0.676158            0
    01/01/2003 to 12/31/2003..................................................   0.676158      0.907523      147,548
    01/01/2004 to 12/31/2004..................................................   0.907523      1.058811      136,248
    01/01/2005 to 12/31/2005..................................................   1.058811      1.169793       58,486
    01/01/2006 to 12/31/2006..................................................   1.169793      1.435621       42,456
    01/01/2007 to 12/31/2007..................................................   1.435621      1.551944      171,524
    01/01/2008 to 12/31/2008..................................................   1.551944      0.877433       34,321
    01/01/2009 to 12/31/2009..................................................   0.877433      1.101145       20,955
    01/01/2010 to 12/31/2010..................................................   1.101145      1.162441       12,483
    01/01/2011 to 12/31/2011..................................................   1.162441      0.993339       14,676
  Morgan Stanley Mid Cap Growth Sub-Account
    05/03/2010 to 12/31/2010..................................................   1.158542      1.338433       63,717
    01/01/2011 to 12/31/2011..................................................   1.338433      1.218728       80,789
  Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account/(4)/)
    05/01/2002 to 12/31/2002..................................................   1.000000      0.806033            0
    01/01/2003 to 12/31/2003..................................................   0.806033      1.120382        6,352
    01/01/2004 to 04/30/2004..................................................   1.120382      1.107324       40,828
  Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account/(3)/)
    07/02/2001 to 12/31/2001..................................................   1.814885      1.489847            0
    01/01/2002 to 12/31/2002..................................................   1.489847      1.032208            0
    01/01/2003 to 12/31/2003..................................................   1.032208      1.355874        3,788
    01/01/2004 to 12/31/2004..................................................   1.355874      1.549471      125,500
    01/01/2005 to 12/31/2005..................................................   1.549471      1.616856      127,987
    01/01/2006 to 12/31/2006..................................................   1.616856      1.764590       47,680
    01/01/2007 to 12/31/2007..................................................   1.764590      1.865975       67,363
    01/01/2008 to 12/31/2008..................................................   1.865975      0.813441       37,748
    01/01/2009 to 12/31/2009..................................................   0.813441      1.062568       31,613
    01/01/2010 to 04/30/2010..................................................   1.062568      1.147009            0
  Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B)/(8)/)
    05/01/2004 to 12/31/2004..................................................   1.562518      1.748585      137,836
    01/01/2005 to 12/31/2005..................................................   1.748585      1.777530      168,944
    01/01/2006 to 12/31/2006..................................................   1.777530      2.024884       78,843
    01/01/2007 to 12/31/2007..................................................   2.024884      1.907462      104,899
    01/01/2008 to 12/31/2008..................................................   1.907462      1.146425       36,889
    01/01/2009 to 12/31/2009..................................................   1.146425      1.265404       18,494
    01/01/2010 to 12/31/2010..................................................   1.265404      1.502074       18,052
    01/01/2011 to 12/31/2011..................................................   1.502074      1.550375       14,115

                                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                               ----------------------------------------
                                                                               ACCUMULATION  ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUE AT UNIT VALUE AT    UNITS
                                                                               BEGINNING OF     END OF        END OF
                                                                                  PERIOD        PERIOD        PERIOD
                                                                               ------------- ------------- ------------
  Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E)/(9)/)
    07/02/2001 to 12/31/2001..................................................    1.417468      1.381413           0
    01/01/2002 to 12/31/2002..................................................    1.381413      1.060973           0
    01/01/2003 to 12/31/2003..................................................    1.060973      1.555960      21,326
    01/01/2004 to 12/31/2004..................................................    1.555960      1.752858      41,566
    01/01/2005 to 12/31/2005..................................................    1.752858      1.782672      53,701
    01/01/2006 to 12/31/2006..................................................    1.782672      2.034215      54,698
    01/01/2007 to 12/31/2007..................................................    2.034215      1.918527      52,037
    01/01/2008 to 12/31/2008..................................................    1.918527      1.154097      42,289
    01/01/2009 to 12/31/2009..................................................    1.154097      1.274853      29,447
    01/01/2010 to 12/31/2010..................................................    1.274853      1.514671      26,313
    01/01/2011 to 12/31/2011..................................................    1.514671      1.564144      22,367
  Neuberger Berman Mid Cap Value Sub-Account
    07/02/2001 to 12/31/2001..................................................    1.518411      1.463468           0
    01/01/2002 to 12/31/2002..................................................    1.463468      1.289686           0
    01/01/2003 to 12/31/2003..................................................    1.289686      1.717901      10,219
    01/01/2004 to 12/31/2004..................................................    1.717901      2.061234      20,028
    01/01/2005 to 12/31/2005..................................................    2.061234      2.257043      52,328
    01/01/2006 to 12/31/2006..................................................    2.257043      2.455307     122,970
    01/01/2007 to 12/31/2007..................................................    2.455307      2.478212      58,879
    01/01/2008 to 12/31/2008..................................................    2.478212      1.273177      52,528
    01/01/2009 to 12/31/2009..................................................    1.273177      1.840081      51,117
    01/01/2010 to 12/31/2010..................................................    1.840081      2.268988      32,020
    01/01/2011 to 12/31/2011..................................................    2.268988      2.071558      29,697
  Oppenheimer Capital Appreciation Sub-Account
    05/01/2005 to 12/31/2005..................................................    7.683859      8.299136           0
    01/01/2006 to 12/31/2006..................................................    8.299136      8.737359       1,780
    01/01/2007 to 12/31/2007..................................................    8.737359      9.767408       2,227
    01/01/2008 to 12/31/2008..................................................    9.767408      5.164859       2,531
    01/01/2009 to 12/31/2009..................................................    5.164859      7.260554       6,704
    01/01/2010 to 12/31/2010..................................................    7.260554      7.770062           0
    01/01/2011 to 12/31/2011..................................................    7.770062      7.496385           0
  Oppenheimer Global Equity Sub-Account
    05/01/2004 to 12/31/2004..................................................   12.041673     13.816953         531
    01/01/2005 to 12/31/2005..................................................   13.816953     15.677143         717
    01/01/2006 to 12/31/2006..................................................   15.677143     17.844741       1,714
    01/01/2007 to 12/31/2007..................................................   17.844741     18.547315       2,325
    01/01/2008 to 12/31/2008..................................................   18.547315     10.784023       2,383
    01/01/2009 to 12/31/2009..................................................   10.784023     14.748150       4,099
    01/01/2010 to 12/31/2010..................................................   14.748150     16.725325       2,921
    01/01/2011 to 12/31/2011..................................................   16.725325     14.986698       2,639

                                                    2.20% VARIABLE ACCOUNT CHARGE
                                               ----------------------------------------
                                               ACCUMULATION  ACCUMULATION  ACCUMULATION
                                               UNIT VALUE AT UNIT VALUE AT    UNITS
                                               BEGINNING OF     END OF        END OF
                                                  PERIOD        PERIOD        PERIOD
                                               ------------- ------------- ------------
  PIMCO Inflation Protected Bond Sub-Account
    05/01/2006 to 12/31/2006..................   10.734463     10.782032           0
    01/01/2007 to 12/31/2007..................   10.782032     11.684976           0
    01/01/2008 to 12/31/2008..................   11.684976     10.642558      16,757
    01/01/2009 to 12/31/2009..................   10.642558     12.290123      16,365
    01/01/2010 to 12/31/2010..................   12.290123     12.955838      16,932
    01/01/2011 to 12/31/2011..................   12.955838     14.086796      18,730
  PIMCO Total Return Sub-Account
    07/02/2001 to 12/31/2001..................    1.004489      1.046322           0
    01/01/2002 to 12/31/2002..................    1.046322      1.118684           0
    01/01/2003 to 12/31/2003..................    1.118684      1.141461     223,531
    01/01/2004 to 12/31/2004..................    1.141461      1.172170      85,090
    01/01/2005 to 12/31/2005..................    1.172170      1.172506     137,039
    01/01/2006 to 12/31/2006..................    1.172506      1.198883     267,777
    01/01/2007 to 12/31/2007..................    1.198883      1.261366     117,354
    01/01/2008 to 12/31/2008..................    1.261366      1.238905      73,469
    01/01/2009 to 12/31/2009..................    1.238905      1.430456      87,655
    01/01/2010 to 12/31/2010..................    1.430456      1.513669      72,989
    01/01/2011 to 12/31/2011..................    1.513669      1.527756      72,765
  RCM Technology Sub-Account
    07/02/2001 to 12/31/2001..................    0.755554      0.605074           0
    01/01/2002 to 12/31/2002..................    0.605074      0.291611           0
    01/01/2003 to 12/31/2003..................    0.291611      0.449510       9,828
    01/01/2004 to 12/31/2004..................    0.449510      0.420740      28,663
    01/01/2005 to 12/31/2005..................    0.420740      0.456953      80,524
    01/01/2006 to 12/31/2006..................    0.456953      0.470936      80,885
    01/01/2007 to 12/31/2007..................    0.470936      0.605850      78,721
    01/01/2008 to 12/31/2008..................    0.605850      0.329184      86,392
    01/01/2009 to 12/31/2009..................    0.329184      0.511936     101,171
    01/01/2010 to 12/31/2010..................    0.511936      0.639481     141,985
    01/01/2011 to 12/31/2011..................    0.639481      0.563688     129,778
  Russell 2000(R) Index Sub-Account
    07/02/2001 to 12/31/2001..................    1.192679      1.155042           0
    01/01/2002 to 12/31/2002..................    1.155042      0.896925           0
    01/01/2003 to 12/31/2003..................    0.896925      1.278525      71,775
    01/01/2004 to 12/31/2004..................    1.278525      1.468279      21,158
    01/01/2005 to 12/31/2005..................    1.468279      1.498195      31,590
    01/01/2006 to 12/31/2006..................    1.498195      1.723354      28,040
    01/01/2007 to 12/31/2007..................    1.723354      1.656911       7,796
    01/01/2008 to 12/31/2008..................    1.656911      1.074995       8,776
    01/01/2009 to 12/31/2009..................    1.074995      1.321448       8,114
    01/01/2010 to 12/31/2010..................    1.321448      1.636299       6,931
    01/01/2011 to 12/31/2011..................    1.636299      1.532133       3,561

                                                    2.20% VARIABLE ACCOUNT CHARGE
                                               ----------------------------------------
                                               ACCUMULATION  ACCUMULATION  ACCUMULATION
                                               UNIT VALUE AT UNIT VALUE AT    UNITS
                                               BEGINNING OF     END OF        END OF
                                                  PERIOD        PERIOD        PERIOD
                                               ------------- ------------- ------------
  SSgA Growth and Income ETF Sub-Account
    05/01/2006 to 12/31/2006..................   10.464513     11.050225           0
    01/01/2007 to 12/31/2007..................   11.050225     11.392034           0
    01/01/2008 to 12/31/2008..................   11.392034      8.350805           0
    01/01/2009 to 12/31/2009..................    8.350805     10.202154           0
    01/01/2010 to 12/31/2010..................   10.202154     11.201756           0
    01/01/2011 to 12/31/2011..................   11.201756     11.074793           0
  SSgA Growth ETF Sub-Account
    05/01/2006 to 12/31/2006..................   10.654502     11.302506           0
    01/01/2007 to 12/31/2007..................   11.302506     11.676430           0
    01/01/2008 to 12/31/2008..................   11.676430      7.655988           0
    01/01/2009 to 12/31/2009..................    7.655988      9.668742           0
    01/01/2010 to 12/31/2010..................    9.668742     10.797232           0
    01/01/2011 to 12/31/2011..................   10.797232     10.337860           0
  T. Rowe Price Large Cap Growth Sub-Account
    05/01/2004 to 12/31/2004..................    1.068742      1.151983      74,148
    01/01/2005 to 12/31/2005..................    1.151983      1.198298     164,172
    01/01/2006 to 12/31/2006..................    1.198298      1.323311     136,323
    01/01/2007 to 12/31/2007..................    1.323311      1.412816     121,079
    01/01/2008 to 12/31/2008..................    1.412816      0.801498      71,794
    01/01/2009 to 12/31/2009..................    0.801498      1.121497      81,346
    01/01/2010 to 12/31/2010..................    1.121497      1.280806      77,253
    01/01/2011 to 12/31/2011..................    1.280806      1.236261      73,507
  T. Rowe Price Mid Cap Growth Sub-Account
    07/02/2001 to 12/31/2001..................    0.928116      0.817928           0
    01/01/2002 to 12/31/2002..................    0.817928      0.447775           0
    01/01/2003 to 12/31/2003..................    0.447775      0.598533      18,187
    01/01/2004 to 12/31/2004..................    0.598533      0.689830      53,659
    01/01/2005 to 12/31/2005..................    0.689830      0.773575     123,804
    01/01/2006 to 12/31/2006..................    0.773575      0.803434     198,600
    01/01/2007 to 12/31/2007..................    0.803434      0.924469     151,514
    01/01/2008 to 12/31/2008..................    0.924469      0.544831     195,827
    01/01/2009 to 12/31/2009..................    0.544831      0.775332     211,450
    01/01/2010 to 12/31/2010..................    0.775332      0.968444     221,911
    01/01/2011 to 12/31/2011..................    0.968444      0.931801     177,696
  T. Rowe Price Small Cap Growth Sub-Account
    05/01/2004 to 12/31/2004..................    1.169074      1.239772       1,741
    01/01/2005 to 12/31/2005..................    1.239772      1.342839      20,354
    01/01/2006 to 12/31/2006..................    1.342839      1.361357      20,388
    01/01/2007 to 12/31/2007..................    1.361357      1.458512      25,172
    01/01/2008 to 12/31/2008..................    1.458512      0.908519      20,676
    01/01/2009 to 12/31/2009..................    0.908519      1.232119      31,051
    01/01/2010 to 12/31/2010..................    1.232119      1.623134      67,344
    01/01/2011 to 12/31/2011..................    1.623134      1.610863      68,008

                                                                             2.20% VARIABLE ACCOUNT CHARGE
                                                                        ----------------------------------------
                                                                        ACCUMULATION  ACCUMULATION  ACCUMULATION
                                                                        UNIT VALUE AT UNIT VALUE AT    UNITS
                                                                        BEGINNING OF     END OF        END OF
                                                                           PERIOD        PERIOD        PERIOD
                                                                        ------------- ------------- ------------
  Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class B)/(8)/
    05/01/2004 to 12/31/2004...........................................   1.729072      1.823352       58,188
    01/01/2005 to 12/31/2005...........................................   1.823352      1.829480       79,943
    01/01/2006 to 12/31/2006...........................................   1.829480      1.876140       81,591
    01/01/2007 to 12/31/2007...........................................   1.876140      1.903070       78,541
    01/01/2008 to 12/31/2008...........................................   1.903070      1.578157       60,980
    01/01/2009 to 12/31/2009...........................................   1.578157      2.036211       76,703
    01/01/2010 to 12/31/2010...........................................   2.036211      2.240017       81,231
    01/01/2011 to 12/31/2011...........................................   2.240017      2.319274       78,661
  Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class E)/(9)/
    07/02/2001 to 12/31/2001...........................................   1.472110      1.500176            0
    01/01/2002 to 12/31/2002...........................................   1.500176      1.604940            0
    01/01/2003 to 12/31/2003...........................................   1.604940      1.766219       75,351
    01/01/2004 to 12/31/2004...........................................   1.766219      1.839586      240,453
    01/01/2005 to 12/31/2005...........................................   1.839586      1.847755      105,213
    01/01/2006 to 12/31/2006...........................................   1.847755      1.895417       92,336
    01/01/2007 to 12/31/2007...........................................   1.895417      1.926046       78,534
    01/01/2008 to 12/31/2008...........................................   1.926046      1.599266       84,827
    01/01/2009 to 12/31/2009...........................................   1.599266      2.064749       82,745
    01/01/2010 to 12/31/2010...........................................   2.064749      2.274809       81,955
    01/01/2011 to 12/31/2011...........................................   2.274809      2.357309       39,788
  Western Asset Management U.S. Government Sub-Account (Class B)/(8)/
    05/01/2004 to 12/31/2004...........................................   1.429154      1.455487       92,386
    01/01/2005 to 12/31/2005...........................................   1.455487      1.443706      106,848
    01/01/2006 to 12/31/2006...........................................   1.443706      1.467668      119,206
    01/01/2007 to 12/31/2007...........................................   1.467668      1.493466      100,290
    01/01/2008 to 12/31/2008...........................................   1.493466      1.453107       75,312
    01/01/2009 to 12/31/2009...........................................   1.453107      1.479491       82,218
    01/01/2010 to 12/31/2010...........................................   1.479491      1.526794       65,499
    01/01/2011 to 12/31/2011...........................................   1.526794      1.572312       56,951
  Western Asset Management U.S. Government Sub-Account (Class E)/(9)/
    07/02/2001 to 12/31/2001...........................................   1.359892      1.395183            0
    01/01/2002 to 12/31/2002...........................................   1.395183      1.468876            0
    01/01/2003 to 12/31/2003...........................................   1.468876      1.459159       50,616
    01/01/2004 to 12/31/2004...........................................   1.459159      1.467362       50,495
    01/01/2005 to 12/31/2005...........................................   1.467362      1.458193       50,732
    01/01/2006 to 12/31/2006...........................................   1.458193      1.483254       49,798
    01/01/2007 to 12/31/2007...........................................   1.483254      1.510762       23,541
    01/01/2008 to 12/31/2008...........................................   1.510762      1.471474       51,798
    01/01/2009 to 12/31/2009...........................................   1.471474      1.499710       54,418
    01/01/2010 to 12/31/2010...........................................   1.499710      1.550277       24,488
    01/01/2011 to 12/31/2011...........................................   1.550277      1.596741       23,791

                                                                 2.45% VARIABLE ACCOUNT CHARGE
                                                           ------------------------------------------
                                                                                         NUMBER OF
                                                           ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                           UNIT VALUE AT UNIT VALUE AT     UNITS
                                                           BEGINNING OF     END OF     OUTSTANDING AT
                                                              PERIOD        PERIOD     END OF PERIOD
                                                           ------------- ------------- --------------
  American Funds Bond Sub-Account
    05/01/2006 to 12/31/2006..............................   13.487687     14.059508        1,910
    01/01/2007 to 12/31/2007..............................   14.059508     14.174025        1,840
    01/01/2008 to 12/31/2008..............................   14.174025     12.537127        1,815
    01/01/2009 to 12/31/2009..............................   12.537127     13.775923          411
    01/01/2010 to 12/31/2010..............................   13.775923     14.308880          431
    01/01/2011 to 12/31/2011..............................   14.308880     14.815788          518
  American Funds Global Small Capitalization Sub-Account
    07/02/2001 to 12/31/2001..............................    1.419743      1.303641            0
    01/01/2002 to 12/31/2002..............................    1.303641      1.029696            0
    01/01/2003 to 12/31/2003..............................    1.029696      1.542665       14,945
    01/01/2004 to 12/31/2004..............................    1.542665      1.819557       48,160
    01/01/2005 to 12/31/2005..............................    1.819557      2.225825       85,288
    01/01/2006 to 12/31/2006..............................    2.225825      2.694580      216,540
    01/01/2007 to 12/31/2007..............................    2.694580      3.192383      181,882
    01/01/2008 to 12/31/2008..............................    3.192383      1.447669      176,492
    01/01/2009 to 12/31/2009..............................    1.447669      2.278555      161,067
    01/01/2010 to 12/31/2010..............................    2.278555      2.721834      171,019
    01/01/2011 to 12/31/2011..............................    2.721834      2.147551      157,750
  American Funds Growth Sub-Account
    07/02/2001 to 12/31/2001..............................   10.817061      9.515212            0
    01/01/2002 to 12/31/2002..............................    9.515212      7.014065            0
    01/01/2003 to 12/31/2003..............................    7.014065      9.363770       22,664
    01/01/2004 to 12/31/2004..............................    9.363770     10.278365       34,426
    01/01/2005 to 12/31/2005..............................   10.278365     11.654464       44,902
    01/01/2006 to 12/31/2006..............................   11.654464     12.535213       55,219
    01/01/2007 to 12/31/2007..............................   12.535213     13.740443       33,497
    01/01/2008 to 12/31/2008..............................   13.740443      7.511376       28,438
    01/01/2009 to 12/31/2009..............................    7.511376     10.218332       26,791
    01/01/2010 to 12/31/2010..............................   10.218332     11.833935       27,014
    01/01/2011 to 12/31/2011..............................   11.833935     11.054177       23,034
  American Funds Growth-Income Sub-Account
    07/02/2001 to 12/31/2001..............................    7.330458      7.077669            0
    01/01/2002 to 12/31/2002..............................    7.077669      5.639330            0
    01/01/2003 to 12/31/2003..............................    5.639330      7.287395       31,896
    01/01/2004 to 12/31/2004..............................    7.287395      7.848266       46,116
    01/01/2005 to 12/31/2005..............................    7.848266      8.105542       56,352
    01/01/2006 to 12/31/2006..............................    8.105542      9.112476       46,484
    01/01/2007 to 12/31/2007..............................    9.112476      9.339095       45,419
    01/01/2008 to 12/31/2008..............................    9.339095      5.663246       40,734
    01/01/2009 to 12/31/2009..............................    5.663246      7.252627       29,423
    01/01/2010 to 12/31/2010..............................    7.252627      7.885906       28,187
    01/01/2011 to 12/31/2011..............................    7.885906      7.554597       25,399

----------
/(1)/Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced
     Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

/(2)/Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the
     MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. On April 29, 2011 Legg Mason Value Equity Portfolio merged with and into Legg Mason ClearBridge Aggressive Growth Portfolio. Information shown for the Legg Mason ClearBridge Aggressive Growth Portfolio Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

/(3)/Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid
     Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger. On May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan Stanley Mid Cap Growth Portfolio.

/(4)/Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account. On May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan Stanley Mid Cap Growth Portfolio.


/(5)/Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus
     Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

/(6)/The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued ON OR AFTER May 1, 2003.

/(7)/The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued PRIOR to May 1, 2003.


/(8)/Baillie Gifford International Stock, BlackRock Large Cap Value, BlackRock
     Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI Value Leaders, Jennison Growth, Loomis Sayles Small Cap Core, Met/Artisan Mid Cap Value, MFS(R) Value, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued ON OR AFTER May 1, 2004.

/(9)/Baillie Gifford International Stock, BlackRock Large Cap Value, BlackRock
     Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI Value Leaders, Jennison Growth, Loomis Sayles Small Cap Core, Met/Artisan Mid Cap Value, MFS(R) Value, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued PRIOR TO May 1, 2004.


/(10)/Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the
      Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

/(11)/Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the
      MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.


/(12)/On or about April 30, 2007, BlackRock Large Cap Portfolio merged into
      BlackRock Large-Cap Core Portfolio.

/(13)/Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio. On May 1, 2010, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio.


/(14)/Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock
      Legacy Large Cap Growth Portfolio.


/(15)/Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class B) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class B) shares.

/(16)/Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class E) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class E) shares.

/(17)/Effective April 29, 2011, MetLife Aggressive Allocation Portfolio merged into MetLife Aggressive Strategy Portfolio.

                                  APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

   Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are withdrawn will be higher than the average cost per share.

   Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

   If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the ongoing purchases in order to take advantage of periods of low price levels.

DIVERSIFICATION

   Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS


Toll-free telephone service:  --  A recording of daily unit values is available by calling 1-800-333-2501.

                              --  Fund transfers, address changes and changes of future purchase payment allocations can be made by calling 1-800-435-4117.

Written Communications:       --  All communications and inquiries regarding address changes, premium payments, billing, fund transfers, withdrawals, maturities and any other processing matters relating to your Contract should be directed to:

                                    New England Life Insurance Company
                                    c/o Annuity Administrative Office
                                    P.O. Box 14594
                                    Des Moines, IA 50306-3594
                                    fax: (515) 457-4301

Internet Communications:      --  Fund transfers and future allocations can be made at www.nef.com

                                  APPENDIX B

                               WITHDRAWAL CHARGE

   The following example illustrates how the Withdrawal Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Withdrawal Charge," no Withdrawal Charge will apply for any Class of the Contract if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Withdrawal Charge for your Contract Class that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Withdrawal Charge for your Contract Class would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Withdrawal Charge for your Contract Class would expire.

   As an example, assume that you apply $100,000 of Contract Value on a Standard Class Contract (net of any premium tax charge and Contract Administrative fee to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Withdrawal Charge waived when you applied the proceeds to the payment option was $1,620. If the Payee surrenders the commuted value of the proceeds under option six months later, the Withdrawal Charge would be $1,458 (representing the $1,620 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Withdrawal Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Withdrawal Charge would expire).

   We calculate this amount in the same manner for each Class of Contract that imposes a Withdrawal Charge, using the Withdrawal Charge percentage applicable to that Class.

                                  APPENDIX C

                                  PREMIUM TAX

   Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.


                         CONTRACTS USED WITH TAX
         JURISDICTION   QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
         ------------   -------------------------- -------------------
         California                0.50%/1/               2.35%
         Florida                   1.00%/2/               1.00%/2/
         Maine                       --                   2.00%
         Nevada                      --                   3.50%
         South Dakota                --                   1.25%
         West Virginia             1.00%                  1.00%
         Wyoming                     --                   1.00%
         Puerto Rico               1.00%                  1.00%

----------
/1/Contracts sold to (S)408(a) IRA Trusts are taxed at 2.35%.

/2/Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.



See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                  APPENDIX D

               GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a Contract Owner and the investment experience of the Eligible Funds. The examples do not reflect the deduction of fees and charges.

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit (GMIB). (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES OR TAX PENALTIES.

(1)WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary

   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

   Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary

   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving a Contract Value of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Contract Value attributed to that entire withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 -- $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year--for example, two $5,000 withdrawals instead of one $10,000 withdrawal--and those withdrawals total more than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(Based on the date a Contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits--Guaranteed Income Benefits.")

(2)THE 5% ANNUAL INCREASE AMOUNT

   Example

   Assume the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals.

   On the Contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary prior to the Owner's 91st birthday). At the tenth Contract Anniversary, when the Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

   Graphic Example: Determining a value upon which future income payments can be based


   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Contract Value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the Contract Anniversary prior to the Contract Owner's 91st birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.


                                    [GRAPHIC]



   Graphic Example: Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT
   AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

                                    [GRAPHIC]



(In contrast to the GMIB Plus II rider, for the GMIB II rider, purchase payments accumulate at the annual increase rate of 5% until the Contract Anniversary on or immediately after the Contract Owner's 85th birthday.)

(3)THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

   Example

   Assume, as in the example in section (2) above, the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Contract Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Contract Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Contract Value ($108,000). Assume the Contract Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Contract Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Contract Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Contract Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.

   Graphic Example: Determining a value upon which future income payments can be based

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Contract Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                                    [GRAPHIC]



   Determining your guaranteed lifetime income stream


   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Contract Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Rate. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE RIDER CHARGE.

                                    [GRAPHIC]



(4)PUTTING IT ALL TOGETHER

   Example


   Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth Contract Anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table specified in the GMIB rider. This yields annuity payments of $591 per month for life, with a minimum of 10 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)

   ASSUME THE OWNER CHOOSES TO EXERCISE THE GMIB PLUS RIDER AT THE 21ST CONTRACT ANNIVERSARY AND ELECTS A LIFE ANNUITY WITH 5 YEARS OF ANNUITY PAYMENTS GUARANTEED. ASSUME THE ACCOUNT VALUE HAS DECLINED DUE TO POOR MARKET PERFORMANCE. THE 5% ANNUAL INCREASE AMOUNT WOULD BE LIMITED TO THE MAXIMUM OF 270% OF THE TOTAL PURCHASE PAYMENTS, WHICH EQUALS $270,000. BECAUSE THE 5% ANNUAL INCREASE AMOUNT ($270,000) IS GREATER THAN THE HIGHEST ANNIVERSARY VALUE ($155,000), THE 5% ANNUAL INCREASE AMOUNT ($270,000) IS USED AS THE INCOME BASE. THE INCOME BASE OF $270,000 IS APPLIED TO THE GMIB ANNUITY TABLE. THIS YIELDS ANNUITY PAYMENTS OF $1,345 PER MONTH FOR LIFE, WITH A MINIMUM OF 5 YEARS GUARANTEED. (IF THE SAME OWNER WERE INSTEAD AGE 81, THE INCOME BASE OF $270,000 WOULD YIELD MONTHLY PAYMENTS OF $1,607; IF THE OWNER WERE AGE 86, THE INCOME BASE OF $270,000 WOULD YIELD MONTHLY PAYMENTS OF $1,877.)


   The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex (where permitted by law), and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

   Graphic Example


   Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the Income Bases and the Contract Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the Contract Anniversary prior to the Contract Owner's 91st birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary. (The GMIB II may only be exercised no later than the Contract Anniversary prior to the Contract Owner's 86th birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary.)

                                    [GRAPHIC]




   With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Contract Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your Contract you will receive whatever amount produces the greatest income payment. Therefore, if your Contract Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


                                    [GRAPHIC]




(5)THE GUARANTEED PRINCIPAL OPTION--GMIB PLUS I AND GMIB PLUS II

   Initial Investment is $100,000. Assume that no withdrawals are taken. Assume that Contract Value at the 10/th /Contract Anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.

   The effect of exercising the Guaranteed Principal Option:

    1)A Guaranteed Principal Adjustment of $100,000 -- $50,000 = $50,000 is added to the Contract Value 30 days after the 10/th /Contract Anniversary bringing it back up to $100,000.

    2)The GMIB Plus rider and rider fee terminates as of the date that the Adjustment is made to the Contract Value; the variable annuity contract continues.

    3)GMIB Plus Allocation and Transfer restrictions terminate as of the date that the Adjustment is made to the Contract Value.

                                    [GRAPHIC]


----------
*Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Option.


(6)THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP--GMIB PLUS II

   Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Step-Up to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

   The effect of the Optional Step-Up is:


   (1)The 5% Annual Increase Amount automatically resets from $105,000 to $110,000;

   (2)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first Contract Anniversary;


   (3)The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and


   (4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.


   The effect of the Optional Step-Up is:


   (1)The 5% Annual Increase Amount automatically resets from $115,500 to $120,000;

   (2)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second Contract Anniversary;


   (3)The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and


   (4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

   The effect of each Optional Step-Up is:


   (1)The 5% Annual Increase Amount automatically resets to the higher Contract Value;


   (2)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Step-Up;

   (3)The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and


   (4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


   The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Contract Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 270% maximum increase limitation). Also, please note:

   (1)The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);


   (2)The GMIB Plus II rider charge remains at its current level; and

   (3)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

                                    [GRAPHIC]

                                  APPENDIX E

                    GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

   The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES, OR INCOME TAXES OR TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee a Contract Value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.

A. LIFETIME WITHDRAWAL GUARANTEE

    1.WHEN WITHDRAWALS DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT

   Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

   Assume that $5,000 is withdrawn each year, beginning before the Contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Contract Value is reduced to zero.

   If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Contract Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

                                    [GRAPHIC]



    2.WHEN WITHDRAWALS DO EXCEED THE ANNUAL BENEFIT PAYMENT

       a. Lifetime Withdrawal Guarantee II--Proportionate Reduction

   Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be

$6,000. For the purposes of this example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

   Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Contract Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $80,000 -- $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Contract Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.

   (Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the ENTIRE amount of the second withdrawal ($6,000) divided by the Contract Value before that withdrawal.)

       b. Lifetime Withdrawal Guarantee I--Reduction to Contract Value

   Assume that a Contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

   Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Contract Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $75,000 -- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 -- $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Contract Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Contract Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.

B. LIFETIME WITHDRAWAL GUARANTEE--COMPOUNDING INCOME AMOUNT (FOR ALL STATES EXCEPT NEW YORK)

   Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


   The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


   If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

   If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).

   If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%). If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).

   (In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each Contract Anniversary until the earlier of the date of the first withdrawal or the tenth Contract Anniversary.)

                                    [GRAPHIC]



C. LIFETIME WITHDRAWAL GUARANTEE--AUTOMATIC ANNUAL STEP-UPS AND 7.25% COMPOUNDING INCOME AMOUNT (NO WITHDRAWALS)

   Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

   At the first Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Contract Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

   At the second Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Contract Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

   Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Contract Value at the ninth Contract Anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).

   At the 10th Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Contract Value is less than $214,500. There is no Automatic Annual Step-Up since the Contract Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).

D. FOR CONTRACTS ISSUED IN NEW YORK STATE: LIFETIME WITHDRAWAL GUARANTEE BENEFIT--6% COMPOUNDING INCOME AMOUNT

   Assume that a Contract owner, age 63 at issue, elected the Single Life version of the LWG II and made an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal on or after the Contract Anniversary following the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before the Contract Anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


   The Total Guaranteed Withdrawal Amount will increase by 6% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 5th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


   If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

   If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 x 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 x 5%).

   If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 x 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 x 5%).

   If the first withdrawal is taken after the 5th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 x 5%).

                                    [GRAPHIC]



E. FOR CONTRACTS ISSUED IN NEW YORK STATE: LIFETIME WITHDRAWAL GUARANTEE BENEFIT--AUTOMATIC ANNUAL STEP-UPS AND 6% COMPOUNDING INCOME AMOUNT (NO WITHDRAWALS)

   Assume that a Contract owner, age 63 at issue, elected the Single Life version of LWG II and made an initial purchase payment of $100,000. Assume that no withdrawals are taken.

   At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Contract Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

   At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Contract Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

   Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second Contract Anniversary through the fourth Contract Anniversary, and at that point would be equal to $134,832. Assume that during these Contract years the Contract Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Contract Value at the fourth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%).

   At the 5th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Contract Value is less than $159,000. There is no Automatic Annual Step-Up since the Contract Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 x 5%).

                                    [GRAPHIC]



F. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AFFECT THE BENEFIT BASE

    1.An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Contract Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 -- $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

    2.An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Contract Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Contract Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

G. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AND SUBSEQUENT PURCHASE PAYMENTS AFFECT THE ANNUAL BENEFIT PAYMENT

   An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment
would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

H. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AFFECT THE ANNUAL BENEFIT PAYMENT

    1.An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Contract Value by an additional $1,000, the account value would be reduced to $100,000 -- $9,000 -- $1,000 = $90,000.
      Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

    2.An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Contract Value had increased to $150,000, the Contract Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

I. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AND SUBSEQUENT PURCHASE PAYMENTS AFFECT THE GUARANTEED WITHDRAWAL AMOUNT

   An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

J. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--PUTTING IT ALL TOGETHER

    1.WHEN WITHDRAWALS DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT

   An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Contract Value would be reduced to $50,000 -- $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 -- $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                    [GRAPHIC]



    2.WHEN WITHDRAWALS DO EXCEED THE ANNUAL BENEFIT PAYMENT

   An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $50,000 -- $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 -- $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the
Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Contract Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Contract Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                                    [GRAPHIC]



K. ENHANCED GWB--HOW THE OPTIONAL RESET WORKS (MAY BE ELECTED PRIOR TO AGE 86)

   Assume that a Contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).

   The Contract Value on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

   The Contract Value on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590. The Contract Value on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.

   The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                                    [GRAPHIC]



L. ENHANCED GWB--HOW A ONE-TIME OPTIONAL RESET MAY INCREASE THE BENEFIT BASE WHILE DECREASING THE GUARANTEED WITHDRAWAL AMOUNT AND ANNUAL BENEFIT PAYMENT

   Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

   Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Contract Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Contract Value is lower than the Guaranteed Withdrawal Amount.)

   Under these circumstances, a one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

M. ENHANCED GWB AND GWB I--ANNUAL BENEFIT PAYMENT CONTINUING WHEN ACCOUNT VALUE REACHES ZERO

   Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).

   Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

   In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

                                    [GRAPHIC]

                                  APPENDIX F

                        ENHANCED DEATH BENEFIT EXAMPLES

   The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a Contract Owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES, OR INCOME TAXES OR TAX PENALTIES.

                                   EXAMPLE:


                                                           DATE                                  AMOUNT
------------------------------------------------------------------------------------------------------------------------
A   Initial Purchase Payment                             10/1/2011                              $100,000
------------------------------------------------------------------------------------------------------------------------
B   Contract Value                                       10/1/2012                               $90,000
                                               (First Contract Anniversary)
------------------------------------------------------------------------------------------------------------------------
C1  Contract Value (Highest Anniversary               As of 10/1/2012                           $100,000
    Value)                                                                               (= greater of A and B)
------------------------------------------------------------------------------------------------------------------------
C2  6% Annual Increase Amount                         As of 10/1/2012                           $106,000
                                                                                              (= A x 1.06)
------------------------------------------------------------------------------------------------------------------------
C3  Death Benefit                                        10/1/2012                              $106,000
                                                                                        (= greater of C1 and C2)
------------------------------------------------------------------------------------------------------------------------
D   Withdrawal (Dollar-For-Dollar within                 10/2/2012                               $6,000
    6% limit)
------------------------------------------------------------------------------------------------------------------------
E   Percentage Reduction in Contract Value               10/2/2012                                6.67%
                                                                                                 (= D/B)
------------------------------------------------------------------------------------------------------------------------
F   Contract Value after Withdrawal                      10/2/2012                               $84,000
                                                                                                (= B - D)
------------------------------------------------------------------------------------------------------------------------
G1  Highest Anniversary Value reduced for             As of 10/2/2012                            $93,333
    Withdrawal                                                                              (= C1 - (C1 x E))
------------------------------------------------------------------------------------------------------------------------
G2  6% Annual Increase Amount reduced for             As of 10/2/2012                           $100,017
    Withdrawal                                                                                 (= C2 - D)
                                                                                      Note: C2 includes additional
                                                                                          day of interest at 6%
------------------------------------------------------------------------------------------------------------------------
G3  Death Benefit                                        10/2/2012                              $100,017
                                                                                        (= greater of G1 and G2)
------------------------------------------------------------------------------------------------------------------------
H   Contract Value                                       10/1/2013                              $110,000
                                               (Second Contract Anniversary)
------------------------------------------------------------------------------------------------------------------------
I1  Contract Value (Highest Anniversary                  10/1/2013                              $110,000
    Value)                                                                               (= greater of G1 and H)
------------------------------------------------------------------------------------------------------------------------
I2  6% Annual Increase Amount                            10/1/2013                              $106,360
                                                                                            (= C2 x 1.06 - D)
------------------------------------------------------------------------------------------------------------------------
I3  Death Benefit                                        10/1/2013                              $110,000
                                                                                        (= greater of I1 and I2)
------------------------------------------------------------------------------------------------------------------------
J   Withdrawal (Proportional above 6%                    10/2/2013                               $11,000
    limit)
------------------------------------------------------------------------------------------------------------------------
K   Percentage Reduction in Contract Value               10/2/2013                                 10%
                                                                                                 (= J/H)
------------------------------------------------------------------------------------------------------------------------
L   Contract Value after Withdrawal                      10/2/2013                               $99,000
                                                                                                (= H - J)
------------------------------------------------------------------------------------------------------------------------
M1  Highest Anniversary Value reduced for             As of 10/2/2013                            $99,000
    Withdrawal                                                                              (= 11 - (11 x K))
------------------------------------------------------------------------------------------------------------------------
M2  6% Annual Increase Amount reduced for             As of 10/2/2013                            $95,739
    Withdrawal                                                                              (= 12 - (12 x K))
                                                                                      Note: 12 includes additional
                                                                                          day of interest at 6%
------------------------------------------------------------------------------------------------------------------------
M3  Death Benefit                                        10/2/2013                  $99,000 (= greater of M1 and M2)

(1)WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary

   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

Proportionate adjustment when withdrawal is greater than 6% of the Annual Increase Amount from the prior Contract Anniversary

   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Contract Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000
-- $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(2)THE 5% ANNUAL INCREASE AMOUNT

Example

   Assume the Contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Contract Owner's 90th birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

Determining a death benefit based on the Annual Increase Amount

   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Contract Value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per annum, until the Contract Anniversary on or following the Contract Owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The 5% Annual Increase Amount line is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Contract Value on the date the death benefit amount is determined).

(3)THE HIGHEST ANNIVERSARY VALUE (HAV)

Example

   Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Contract Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Contract Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Contract Value ($108,000). Assume the Contract Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Contract Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Contract Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Contract Value ($155,000).

Determining a death benefit based on the Highest Anniversary Value

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Contract Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Contract Value on the date the death benefit amount is determined).

(4)PUTTING IT ALL TOGETHER

Example

   Continuing the examples in sections (2) and (3) above, assume the Contract Owner dies after the tenth Contract Anniversary but prior to the eleventh Contract Anniversary, and on the date the death benefit amount is determined, the Contract Value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the death benefit base. Because the death benefit base ($162,889) is greater than the Contract Value ($150,000), the death benefit base will be the death benefit amount.

   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.

(5)THE OPTIONAL STEP-UP

   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.

   The effect of the Optional Step-Up election is:

   (1)The 5% Annual Increase Amount resets from $105,000 to $110,000; and


   (2)The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.


   The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $112,000 due to poor market performance.

   You may NOT elect an Optional Step-Up at this time, because the Contract Value is less than the 5% Annual Increase Amount

(6)THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP

   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

   The effect of the Optional Step-Up is:

   (1)The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and


   (2)The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.


   The 6% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

   The effect of the Optional Step-Up is:

   (1)The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and


   (2)The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.


   Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

   The effect of the Optional Step-Up is:

   (1)The 5% Annual Increase Amount automatically resets to the higher Contract Value; and


   (2)The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

   After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Contract Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday. Also, note the Enhanced Death Benefit rider charge remains at its current level.

                               TABLE OF CONTENTS
                                    FOR THE
                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
                          AMERICAN FORERUNNER SERIES


                                                                    PAGE
                                                                   ------
      THE COMPANY AND THE VARIABLE ACCOUNT........................ II-3
      SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS. II-3
      INVESTMENT ADVICE........................................... II-3
      DISTRIBUTION OF THE CONTRACTS............................... II-6
      CALCULATION OF PERFORMANCE DATA............................. II-7
      CALCULATION OF YIELDS....................................... II-8
      NET INVESTMENT FACTOR....................................... II-9
      ANNUITY PAYMENTS............................................ II-10
      HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS............... II-11
      HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS................. II-12
      ACCUMULATION UNIT VALUES (Condensed Financial Information).. II-13
      THE FIXED ACCOUNT........................................... II-255
      TAX STATUS OF THE CONTRACTS................................. II-255
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............... II-256
      LEGAL MATTERS............................................... II-256
      FINANCIAL STATEMENTS........................................ 1


   If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

   New England Securities Corporation
   1095 Avenue of the Americas
   New York, New York 10036

   [_]American Forerunner Series--New England Variable Annuity Separate Account

   [_]Metropolitan Series Fund

   [_]Met Investors Series Trust
   [_]American Funds Insurance Series
   [_]My current address is:

                                           Name
                         -----------------        ----
                         Contract Number
                                          Address
                         -----------------        ----
                            Signature
                                                  ----
                                                  Zip

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                          AMERICAN FORERUNNER SERIES

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                 ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)


                                APRIL 30, 2012

   This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 2012 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities"), 1095 Avenue of the Americas, New York, NY 10036.

                               TABLE OF CONTENTS


                                                                    PAGE
                                                                   ------

      THE COMPANY AND THE VARIABLE ACCOUNT........................ II-3

      SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS. II-3

      INVESTMENT ADVICE........................................... II-3

      DISTRIBUTION OF THE CONTRACTS............................... II-6

      CALCULATION OF PERFORMANCE DATA............................. II-7

      CALCULATION OF YIELDS....................................... II-8

      NET INVESTMENT FACTOR....................................... II-9

      ANNUITY PAYMENTS............................................ II-10

      HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS............... II-11

      HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS................. II-12

      ACCUMULATION UNIT VALUES (Condensed Financial Information).. II-13

      THE FIXED ACCOUNT........................................... II-255

      TAX STATUS OF THE CONTRACTS................................. II-255

      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............... II-256

      LEGAL MATTERS............................................... II-256

      FINANCIAL STATEMENTS........................................

                     THE COMPANY AND THE VARIABLE ACCOUNT


   The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company ("The Company" or "NELICO"). The Variable Account was established on July 1, 1994. The Contracts were first made available on June 1, 2001. The Company is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.


   MetLife entered into a net worth maintenance agreement with the Company at the time MetLife merged with New England Mutual Life Insurance Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2007, the capital and surplus of NELICO was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its Moody's rating with such support.

          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

   The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

                               INVESTMENT ADVICE


   The Variable Account invests in the Portfolios of the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust, and other, unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") and Met Investors Advisory LLC ("Met Investors Advisory"), as the Advisers to the Metropolitan Fund and the Met Investors Series Trust, respectively, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.


   MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund.

   MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.

   Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001.

   The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

   The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which was merged into the MFS(R) Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.

   On April 30, 2004, the MFS(R) Research Managers Portfolio merged with and into the MFS(R) Investors Trust Portfolio.

   On April 28, 2006 the MFS(R) Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.

   The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

   Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001 until
April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio), was Santander Global Advisors, Inc. until January 24, 2000 when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The sub-adviser for Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser to Julius Baer International Stock Portfolio.


   On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.


   On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio. On April 28, 2008, Pyramis Global Advisors, LLC replaced its affiliate Fidelity Management & Research Company as subadviser.

   The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research

Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On January 7, 2008 MFS(R) Value Portfolio replaced Harris Oakmark Large Cap Value Portfolio and Massachusetts Financial Services Company became the sub-adviser. On April 28, 2008, Clarion Global Real Estate Portfolio replaced Neuberger Berman Real Estate Sub-Account and INC Clarion Real Estate Services, L.P. became the sub-adviser.

   On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into Jennison Growth Portfolio.

   The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until
May 1, 2006, when Western Asset Management Company became the subadviser.

   On January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio. Also on January 7, 2008, Julius Baer Investment Management LLC replaced Fidelity Management & Research Company as subadviser.

   On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.


   Effective February 1, 2012 Baillie Gifford Overseas Limited replaced Artio Global Management, LLC as subadviser and Artio International Stock Portfolio changed its name to Baillie Gifford International Stock Portfolio.

   On or about April 30, 2012 Morgan Stanley EAFE(R) Index changed its name to MSCI EAFE(R) Index Portfolio.

   On or about April 30, 2012 Oppenheimer Capital Appreciation Portfolio of the Met Investor Series Trust merged with and into Jennison Growth Portfolio of the Metropolitan Fund. Jennison Associates LLC replaced Oppenheimer Funds, Inc. as subadviser.


   The following is the Adviser (I.E., the "subadviser") history of the Met Investors Series Trust:

   The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS(R) Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

   The subadviser to the RCM Technology Portfolio (formerly the RCM Global Technology Portfolio which was formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.

   The subadviser to the Lazard Mid-Cap Portfolio (formerly, Met/AIM Mid-Cap Core Equity Portfolio) was AIM Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.

   The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio) was Janus Capital Management LLC until October 1, 2006 when Clearbridge Advisors, LLC became the subadviser.

   On September 2, 2008, Cyclical Growth and Income ETF Portfolio changed its name to SSgA Growth and Income ETF and Cyclical Growth ETF Portfolio changed its name to SSgA Growth ETF Portfolio. Also on September 2, 2008, SSgA Funds Management, Inc. replaced Franklin Advisers, Inc. as subadviser.

   On May 1, 2009, Lehman Brothers> Aggregate Bond Index Portfolio changed its name to Barclays Capital Aggregate Bond Index Portfolio, Julius Baer International Stock Portfolio changed its name to Artio International

Stock Portfolio, Loomis Sayles Small Cap Portfolio changed its name to Loomis Sayles Small Cap Core Portfolio, Franklin Templeton Small Cap Growth Portfolio changed its name to Loomis Sayles Small Cap Growth Portfolio and Harris Oakmark Focused Value Portfolio changed its name to Met/Artisan Mid Cap Value Portfolio.

   Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock Legacy Large Cap Growth Portfolio.

   On May 1, 2010, Met/AIM Small Cap Growth Portfolio changed its name to Invesco Small Cap Growth Portfolio, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio and BlackRock Strategic Value Portfolio changed its name to Neuberger Berman Genesis Portfolio.

   Effective May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan Stanley Mid Cap Growth Portfolio.


   Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class B) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class B) shares.

   Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class E) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class E) shares.

   Effective April 29, 2011, MetLife Aggressive Allocation Portfolio merged into MetLife Aggressive Strategy Portfolio.

   Effective January 12, 2012, Lord, Abbett & Co. LLC replaced Neuberger Berman Management LLC as the subadviser and the Neuberger Berman Mid Cap Value Portfolio changed its name to Lord Abbett Mid Cap Value Portfolio. On or about April 30, 2012, Lord Abbett Mid Cap Value Portfolio of the Metropolitan Fund merged with and into the Lord Abbett Mid Cap Value Portfolio of Met Investors Series Trust.

   Effective July 1, 2011, the subadviser of the Clarion Global Real Estate Portfolio, ING Clarion Real Estate Securities LLC, changed its name to CBRE Clarion Securities LLC.


                         DISTRIBUTION OF THE CONTRACTS

   The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.


   New England Securities Corporation ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, and its home address is located at 1095 Avenue of the Americas, New York, NY 10036. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org. Distributor offers the Contracts through its sales representatives. Distributor is not a member of the Securities Investor Protection Corporation. Distributor also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.


   Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:


                                              AGGREGATE AMOUNT
                                               OF COMMISSIONS
                                                 RETAINED BY
                                              DISTRIBUTOR AFTER
                             AGGREGATE AMOUNT    PAYMENTS TO
                              OF COMMISSIONS   ITS REGISTERED
                                 PAID TO         PERSONS AND
                FISCAL YEAR    DISTRIBUTOR*     SELLING FIRMS
                -----------  ---------------- -----------------
                   2009.....   $21,728,716           $0
                   2010.....   $10,633,740           $0
                   2011.....   $11,786,907           $0

----------
* Includes sales compensation paid to registered persons of Distributor.

   Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

   We may provide average annual total returns for each Subaccount on a Class-specific basis, based on the actual investment experience of the Subaccounts, the Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5, and 10 years, or for a shorter period, if applicable.

   We base calculations of average annual total return for each Class on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.


   The average annual total return is related to withdrawal value and is calculated as follows for each Class. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each subaccount for the relevant Class at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The Accumulation Unit Values reflect the applicable Asset-Based Insurance Charge for each Class, assuming the Standard Death Benefit: 1.25% for the Standard Class; 1.60% for the B Plus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class. (These charges increase by 0.25% for subaccounts investing in the American Funds Insurance Series.) The total number of units held under the Contract at the beginning of the first Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. The Contract Value is also reduced for the GMIB Plus II rider charge which is assessed as 1.00% (0.95% for New York) per year of the GMIB Income Base (up to a maximum of 1.50% upon Optional Reset) or for the Enhanced Guaranteed Withdrawal Benefit Rider charge which is 0.55% of the Guaranteed Withdrawal Amount (up to a maximum of .95% upon Optional Reset) and the Enhanced Death Benefit rider charge of 0.95% of the death benefit base (up to a maximum of 1.50% upon Optional Step-Up). This Contract Value is then reduced by the applicable Withdrawal Charge and by a factor that reflects the $30 Contract Administrative Fee which would be deducted upon withdrawal at the end of the last Contract Year in the period to arrive at the withdrawal value. The average annual total return is the annual compounded rate of return which would produce the withdrawal value on that date. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the withdrawal value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.


   The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Contract Administrative Fee.

   Subaccount average annual total return, which is calculated in accordance with the Securities and Exchange Commission ("SEC") standardized formula, uses the inception date of the subaccount through which the Eligible Fund is available. Eligible Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Contract Administrative Fee factor for that partial year. For non-standard performance, we do not reflect the withdrawal charge or the charge for the GMIB. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

   Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history, see "INVESTMENT ADVICE" on page II-3.

   As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance on a Class-specific basis by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual $30 Contract Administrative Fee. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Performance Information." The annual effective rate of return in these illustrations for each Class is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

   We may show daily unit values for each subaccount in advertising and sales literature, including on our website.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD

   From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. On a Class-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period,
(b) dividing such net change in subaccount value by the subaccount value at the beginning of the period to determine the base period return; and
(c) annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating current yield for a Contract, an average per unit Contract Administrative Fee is used.

   On a Class-specific basis, current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) x (365/7)

   Where:

   NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

   ES = per unit expenses for the hypothetical account for the 7-day period.

   UV = the unit value on the first day of the 7-day period.

   We may also quote the effective yield of the BlackRock Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1

   Where:

   NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

   ES = per unit expenses of the hypothetical account for the 7-day period.

   UV = the unit value for the first day of the 7-day period.

   Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Money Market Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

   From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the BlackRock Money Market Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period on a Class-specific basis. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by:
(1) dividing the net investment income of the Eligible Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for:
(1) the Asset-Based Insurance Charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating the 30-day or one-month yield, an average per unit Contract Administrative Fee is used.

   On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 x ((((NI - ES)/(U x UV)) + 1)/6/ - 1)

   Where:

   NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the subaccount's units.

   ES = expenses of the subaccount for the 30-day or one-month period.

   U = the average number of units outstanding.

   UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

   Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

   The Company determines the net investment factor ("Net Investment Factor") for each Class of subaccount on each day on which the New York Stock Exchange is open for trading as follows:

    (1)The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;

    (2)Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (3)This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (4)Finally, the Company subtracts the daily charges for the Asset-Based Insurance Charge for that Class since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions" in the prospectus.)

                               ANNUITY PAYMENTS

   At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, (iv) the investment performance of the Eligible Fund(s) selected, and (v) the Class of Contract. If you elected the Guaranteed Minimum Income Benefit Rider, you may be able to elect to receive annuity payments under that Rider (see the prospectus for more information). If you own a B Plus Class Contract and choose to annuitize under a fixed payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for variable annuity payments will be different on B Plus Class Contracts than on other Classes. The effect of these different rates would lower your annuity payments.

   When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.

   The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each Class and subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests, and applicable charges and expenses.

   The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.

   Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.

   The number of annuity units credited under a variable payment option is determined as follows:

    (1)The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Withdrawal Charge, Contract Administrative Fee, and premium tax charge, as described in the prospectus.)

    (2)The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) for the Class next determined following the date of application of proceeds.

   The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value for the Class which is determined no more than 10 days before the payment is due.

   The value of an annuity unit for the Class of each subaccount depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. For each Class the Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Asset-Based Insurance Charge. (See "Net Investment Factor" above.)

   On a Class-specific basis, the annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.

   Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

                 HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

   We may provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. The illustrations show on a Class-specific basis how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

   The Class-specific illustrations reflect the Contract charges applicable to that Class of Contract with the death benefit and optional features you select, and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

   When part of the Contract Value has been allocated to the fixed annuity payment option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. The

Company offers an alternative Assumed Investment Return of 5%, which you may select. Fixed annuity payments remain constant. Initial annuity payments under a fixed annuity payout are generally higher than initial payments under a variable payout option.

   The illustrations may show the payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

   As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization on a Class-specific basis based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

                  HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

   We may also provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that annuity payments vary over time based on fluctuations in annual returns.

   The Class-specific illustrations reflect the daily charge to the subaccounts for the applicable Asset Based Insurance Charge with the death benefit illustrated. The amounts shown in the illustrations also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Fee Table" for more complete details. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

   The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity payments are based on an assumed investment return. If the Assumed Investment Return (AIR)is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity payment and actual performance less than 3.5% per year results in a decreased annuity payment. We offer an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

   For each Class, the illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.

  THESE TABLES REFLECT ALL POSSIBLE COMBINATIONS OF CHARGES NOT SHOWN IN THE
                              PROSPECTUS TABLES.

                           ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


   The following tables show the Accumulation Unit Values through December 31, 2011.



                                                             1.25% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------

American Funds(R) Balanced Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.008630     7.018922        2,479,754
 01/01/2009 to 12/31/2009............................   7.018922     8.964535        5,453,902
 01/01/2010 to 12/31/2010............................   8.964535     9.929837        5,873,814
 01/01/2011 to 12/31/2011............................   9.929837     9.598111        5,658,371
American Funds(R) Growth Allocation Sub-Account
 04/28/2008 to 12/31/2008............................   9.998630     6.366400        5,509,605
 01/01/2009 to 12/31/2009............................   6.366400     8.427494       11,127,079
 01/01/2010 to 12/31/2010............................   8.427494     9.445027       11,221,403
 01/01/2011 to 12/31/2011............................   9.445027     8.886460       11,377,792
American Funds(R) Moderate Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.018630     7.693325        2,819,563
 01/01/2009 to 12/31/2009............................   7.693325     9.375355        6,012,462
 01/01/2010 to 12/31/2010............................   9.375355    10.176188        5,995,753
 01/01/2011 to 12/31/2011............................  10.176188    10.069255        5,835,749
Artio International Stock Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.205297     1.378228          644,662
 01/01/2005 to 12/31/2005............................   1.378228     1.600534        2,957,117
 01/01/2006 to 12/31/2006............................   1.600534     1.837213        5,150,017
 01/01/2007 to 12/31/2007............................   1.837213     1.996953        5,131,830
 01/01/2008 to 12/31/2008............................   1.996953     1.099600        6,034,065
 01/01/2009 to 12/31/2009............................   1.099600     1.323608        6,899,172
 01/01/2010 to 12/31/2010............................   1.323608     1.396856        6,679,556
 01/01/2011 to 12/31/2011............................   1.396856     1.101801        5,777,777
Artio International Stock Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.273950     1.164741          480,562
 01/01/2002 to 12/31/2002............................   1.164741     0.947551        4,943,896
 01/01/2003 to 12/31/2003............................   0.947551     1.196835        7,993,525
 01/01/2004 to 12/31/2004............................   1.196835     1.394854        7,655,331
 01/01/2005 to 12/31/2005............................   1.394854     1.622788        6,945,884
 01/01/2006 to 12/31/2006............................   1.622788     1.863281        6,810,395
 01/01/2007 to 12/31/2007............................   1.863281     2.027781        5,699,228
 01/01/2008 to 12/31/2008............................   2.027781     1.117383        5,338,642
 01/01/2009 to 12/31/2009............................   1.117383     1.345862        5,035,342
 01/01/2010 to 12/31/2010............................   1.345862     1.422687        4,331,191
 01/01/2011 to 12/31/2011............................   1.422687     1.124317        4,293,125

                                                          1.25% VARIABLE ACCOUNT CHARGE
                                                   --------------------------------------------
                                                   ACCUMULATION ACCUMULATION     NUMBER OF
                                                    UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                   AT BEGINNING    AT END    OUTSTANDING AT END
                                                    OF PERIOD    OF PERIOD       OF PERIOD
                                                   ------------ ------------ ------------------
Barclays Capital Aggregate Bond Index Sub-Account
 07/02/2001 to 12/31/2001.........................   1.101525     1.134100          647,303
 01/01/2002 to 12/31/2002.........................   1.134100     1.231358        5,241,579
 01/01/2003 to 12/31/2003.........................   1.231358     1.257179       10,255,426
 01/01/2004 to 12/31/2004.........................   1.257179     1.289246       12,756,433
 01/01/2005 to 12/31/2005.........................   1.289246     1.296866       14,972,721
 01/01/2006 to 12/31/2006.........................   1.296866     1.329635       18,189,155
 01/01/2007 to 12/31/2007.........................   1.329635     1.400491       17,054,241
 01/01/2008 to 12/31/2008.........................   1.400491     1.460924       14,987,637
 01/01/2009 to 12/31/2009.........................   1.460924     1.514621       15,043,646
 01/01/2010 to 12/31/2010.........................   1.514621     1.580968       14,660,129
 01/01/2011 to 12/31/2011.........................   1.580968     1.675093       12,535,544
BlackRock Aggressive Growth Sub-Account
 05/01/2004 to 12/31/2004.........................  34.383594    38.158780            1,485
 01/01/2005 to 12/31/2005.........................  38.158780    41.617600           10,814
 01/01/2006 to 12/31/2006.........................  41.617600    43.760334           21,634
 01/01/2007 to 12/31/2007.........................  43.760334    51.958765           29,799
 01/01/2008 to 12/31/2008.........................  51.958765    27.790242           47,414
 01/01/2009 to 12/31/2009.........................  27.790242    40.909857           71,435
 01/01/2010 to 12/31/2010.........................  40.909857    46.459780           67,411
 01/01/2011 to 12/31/2011.........................  46.459780    44.395083           64,173
BlackRock Bond Income Sub-Account
 07/02/2001 to 12/31/2001.........................   3.897455     4.041298          406,052
 01/01/2002 to 12/31/2002.........................   4.041298     4.317105        3,666,963
 01/01/2003 to 12/31/2003.........................   4.317105     4.501514        6,337,864
 01/01/2004 to 12/31/2004.........................   4.501514     4.630921        6,575,235
 01/01/2005 to 12/31/2005.........................   4.630921     4.672089        7,328,710
 01/01/2006 to 12/31/2006.........................   4.672089     4.805097        8,005,472
 01/01/2007 to 12/31/2007.........................   4.805097     5.030850        8,006,228
 01/01/2008 to 12/31/2008.........................   5.030850     4.786105        6,745,318
 01/01/2009 to 12/31/2009.........................   4.786105     5.160720        6,252,603
 01/01/2010 to 12/31/2010.........................   5.160720     5.507866        5,859,811
 01/01/2011 to 12/31/2011.........................   5.507866     5.782544        5,330,717
BlackRock Diversified Sub-Account
 05/01/2004 to 12/31/2004.........................  36.289090    39.192519           15,147
 01/01/2005 to 12/31/2005.........................  39.192519    39.798130           24,061
 01/01/2006 to 12/31/2006.........................  39.798130    43.332145           37,777
 01/01/2007 to 12/31/2007.........................  43.332145    45.194447           59,725
 01/01/2008 to 12/31/2008.........................  45.194447    33.489217           66,776
 01/01/2009 to 12/31/2009.........................  33.489217    38.695979           69,920
 01/01/2010 to 12/31/2010.........................  38.695979    41.774994           64,613
 01/01/2011 to 12/31/2011.........................  41.774994    42.737813           67,326
BlackRock Large Cap Core Sub-Account
 04/30/2007 to 12/31/2007.........................   8.094761     8.172470          481,421
 01/01/2008 to 12/31/2008.........................   8.172470     5.059671          498,037
 01/01/2009 to 12/31/2009.........................   5.059671     5.956039          599,816
 01/01/2010 to 12/31/2010.........................   5.956039     6.614679          612,257
 01/01/2011 to 12/31/2011.........................   6.614679     6.549353          685,594

                                                                     1.25% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Large Cap Sub-Account
  (previously BlackRock Large Cap Sub-Account/(12)/)
 07/02/2001 to 12/31/2001....................................   7.273319     6.648295          19,133
 01/01/2002 to 12/31/2002....................................   6.648295     4.839997         340,601
 01/01/2003 to 12/31/2003....................................   4.839997     6.209409         539,609
 01/01/2004 to 12/31/2004....................................   6.209409     6.781940         612,593
 01/01/2005 to 12/31/2005....................................   6.781940     6.920075         557,309
 01/01/2006 to 12/31/2006....................................   6.920075     7.779782         504,484
 01/01/2007 to 04/27/2007....................................   7.779782     8.162884               0
BlackRock Large Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   1.072355     1.184182         895,546
 01/01/2005 to 12/31/2005....................................   1.184182     1.234503       1,745,201
 01/01/2006 to 12/31/2006....................................   1.234503     1.452428       2,997,873
 01/01/2007 to 12/31/2007....................................   1.452428     1.479171       4,381,495
 01/01/2008 to 12/31/2008....................................   1.479171     0.947887       4,611,228
 01/01/2009 to 12/31/2009....................................   0.947887     1.039592       6,266,744
 01/01/2010 to 12/31/2010....................................   1.039592     1.118318       6,147,492
 01/01/2011 to 12/31/2011....................................   1.118318     1.127094       6,185,723
BlackRock Large Cap Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002....................................   1.000000     0.793209         530,074
 01/01/2003 to 12/31/2003....................................   0.793209     1.060741       1,729,925
 01/01/2004 to 12/31/2004....................................   1.060741     1.187075       4,063,877
 01/01/2005 to 12/31/2005....................................   1.187075     1.239084       3,699,894
 01/01/2006 to 12/31/2006....................................   1.239084     1.458737       3,447,961
 01/01/2007 to 12/31/2007....................................   1.458737     1.487653       3,051,814
 01/01/2008 to 12/31/2008....................................   1.487653     0.954361       2,761,095
 01/01/2009 to 12/31/2009....................................   0.954361     1.047847       2,363,604
 01/01/2010 to 12/31/2010....................................   1.047847     1.127999       2,186,479
 01/01/2011 to 12/31/2011....................................   1.127999     1.137714       1,883,220
BlackRock Legacy Large Cap Growth Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.352775     2.580603         246,717
 01/01/2005 to 12/31/2005....................................   2.580603     2.720755         696,241
 01/01/2006 to 12/31/2006....................................   2.720755     2.791453       1,294,736
 01/01/2007 to 12/31/2007....................................   2.791453     3.264694       1,548,400
 01/01/2008 to 12/31/2008....................................   3.264694     2.041063       1,895,716
 01/01/2009 to 12/31/2009....................................   2.041063     2.751542       2,287,429
 01/01/2010 to 12/31/2010....................................   2.751542     3.246425       2,187,709
 01/01/2011 to 12/31/2011....................................   3.246425     2.912642       2,319,251
BlackRock Legacy Large Cap Growth Sub-Account (Class B)
  (formerly FI Large Cap Sub-Account/(14)/)
 05/01/2006 to 12/31/2006....................................  17.340954    17.560205          11,805
 01/01/2007 to 12/31/2007....................................  17.560205    17.986452          22,435
 01/01/2008 to 12/31/2008....................................  17.986452     9.778103          32,836
 01/01/2009 to 05/01/2009....................................   9.778103    10.209444               0

                                                                     1.25% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Legacy Large Cap Growth Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   3.019092     2.759654          337,995
 01/01/2002 to 12/31/2002....................................   2.759654     1.819502        2,109,027
 01/01/2003 to 12/31/2003....................................   1.819502     2.424162        3,737,503
 01/01/2004 to 12/31/2004....................................   2.424162     2.600016        4,380,651
 01/01/2005 to 12/31/2005....................................   2.600016     2.743736        3,994,660
 01/01/2006 to 12/31/2006....................................   2.743736     2.818074        3,658,537
 01/01/2007 to 12/31/2007....................................   2.818074     3.298914        3,158,035
 01/01/2008 to 12/31/2008....................................   3.298914     2.064503        2,749,944
 01/01/2009 to 12/31/2009....................................   2.064503     2.785565        2,399,601
 01/01/2010 to 12/31/2010....................................   2.785565     3.290805        2,146,360
 01/01/2011 to 12/31/2011....................................   3.290805     2.955442        2,093,323
BlackRock Money Market Sub-Account
 07/02/2001 to 12/31/2001....................................   2.275792     2.290238          981,708
 01/01/2002 to 12/31/2002....................................   2.290238     2.288137        7,080,343
 01/01/2003 to 12/31/2003....................................   2.288137     2.272253        8,178,961
 01/01/2004 to 12/31/2004....................................   2.272253     2.260422        9,122,398
 01/01/2005 to 12/31/2005....................................   2.260422     2.291278        8,739,491
 01/01/2006 to 12/31/2006....................................   2.291278     2.365877        9,526,682
 01/01/2007 to 12/31/2007....................................   2.365877     2.448810        9,799,482
 01/01/2008 to 12/31/2008....................................   2.448810     2.481164       16,906,640
 01/01/2009 to 12/31/2009....................................   2.481164     2.456547       15,435,302
 01/01/2010 to 12/31/2010....................................   2.456547     2.426029       10,563,117
 01/01/2011 to 12/31/2011....................................   2.426029     2.395973        8,942,033
Clarion Global Real Estate Sub-Account
 05/01/2004 to 12/31/2004....................................   9.998973    12.846559          227,580
 01/01/2005 to 12/31/2005....................................  12.846559    14.373064          771,922
 01/01/2006 to 12/31/2006....................................  14.373064    19.529656        1,155,242
 01/01/2007 to 12/31/2007....................................  19.529656    16.391631        1,230,370
 01/01/2008 to 12/31/2008....................................  16.391631     9.441537        1,291,536
 01/01/2009 to 12/31/2009....................................   9.441537    12.563014        1,362,212
 01/01/2010 to 12/31/2010....................................  12.563014    14.405357        1,196,774
 01/01/2011 to 12/31/2011....................................  14.405357    13.432007        1,104,094
Davis Venture Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.898156     3.122286        2,171,954
 01/01/2005 to 12/31/2005....................................   3.122286     3.391833        6,042,147
 01/01/2006 to 12/31/2006....................................   3.391833     3.829521       10,492,849
 01/01/2007 to 12/31/2007....................................   3.829521     3.945957       12,875,243
 01/01/2008 to 12/31/2008....................................   3.945957     2.356788       15,140,648
 01/01/2009 to 12/31/2009....................................   2.356788     3.064189       17,646,038
 01/01/2010 to 12/31/2010....................................   3.064189     3.380542       17,035,982
 01/01/2011 to 12/31/2011....................................   3.380542     3.196107       15,787,753
Davis Venture Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.815820     2.673516          929,183
 01/01/2002 to 12/31/2002....................................   2.673516     2.203304        6,433,899
 01/01/2003 to 12/31/2003....................................   2.203304     2.844732       11,096,983
 01/01/2004 to 12/31/2004....................................   2.844732     3.150396       14,010,283
 01/01/2005 to 12/31/2005....................................   3.150396     3.426735       13,858,324
 01/01/2006 to 12/31/2006....................................   3.426735     3.871807       12,629,968
 01/01/2007 to 12/31/2007....................................   3.871807     3.992908       10,948,412
 01/01/2008 to 12/31/2008....................................   3.992908     2.387277        9,640,224
 01/01/2009 to 12/31/2009....................................   2.387277     3.107999        8,546,405
 01/01/2010 to 12/31/2010....................................   3.107999     3.432112        7,728,299
 01/01/2011 to 12/31/2011....................................   3.432112     3.247910        7,270,084

                                                                1.25% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
FI Value Leaders Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...............................   2.339585     2.641623          231,769
 01/01/2005 to 12/31/2005...............................   2.641623     2.881043          474,382
 01/01/2006 to 12/31/2006...............................   2.881043     3.177125          978,040
 01/01/2007 to 12/31/2007...............................   3.177125     3.261051        1,359,040
 01/01/2008 to 12/31/2008...............................   3.261051     1.961196        1,663,788
 01/01/2009 to 12/31/2009...............................   1.961196     2.352990        1,729,121
 01/01/2010 to 12/31/2010...............................   2.352990     2.655554        1,634,497
 01/01/2011 to 12/31/2011...............................   2.655554     2.455195        1,606,290
FI Value Leaders Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................   2.631178     2.390568          138,790
 01/01/2002 to 12/31/2002...............................   2.390568     1.899012          675,852
 01/01/2003 to 12/31/2003...............................   1.899012     2.376957        1,211,599
 01/01/2004 to 12/31/2004...............................   2.376957     2.665706        1,518,691
 01/01/2005 to 12/31/2005...............................   2.665706     2.909847        1,531,374
 01/01/2006 to 12/31/2006...............................   2.909847     3.211992        1,575,063
 01/01/2007 to 12/31/2007...............................   3.211992     3.300077        1,322,383
 01/01/2008 to 12/31/2008...............................   3.300077     1.986910        1,215,193
 01/01/2009 to 12/31/2009...............................   1.986910     2.387223        1,021,048
 01/01/2010 to 12/31/2010...............................   2.387223     2.696996          919,043
 01/01/2011 to 12/31/2011...............................   2.696996     2.495825          906,982
Harris Oakmark International Sub-Account (Class B)/(6)/
 05/01/2003 to 12/31/2003...............................   0.877171     1.179380          975,495
 01/01/2004 to 12/31/2004...............................   1.179380     1.403737        4,403,557
 01/01/2005 to 12/31/2005...............................   1.403737     1.583716        7,378,814
 01/01/2006 to 12/31/2006...............................   1.583716     2.015315       11,168,276
 01/01/2007 to 12/31/2007...............................   2.015315     1.967885       13,752,302
 01/01/2008 to 12/31/2008...............................   1.967885     1.148829       13,603,260
 01/01/2009 to 12/31/2009...............................   1.148829     1.759275       14,227,364
 01/01/2010 to 12/31/2010...............................   1.759275     2.022714       14,604,759
 01/01/2011 to 12/31/2011...............................   2.022714     1.712860       14,251,865
Harris Oakmark International Sub-Account (Class E)/(7)/
 05/01/2002 to 12/31/2002...............................   1.060502     0.885421                0
 01/01/2003 to 12/31/2003...............................   0.885421     1.181785        1,785,236
 01/01/2004 to 12/31/2004...............................   1.181785     1.408514        2,979,589
 01/01/2005 to 12/31/2005...............................   1.408514     1.589622        3,607,139
 01/01/2006 to 12/31/2006...............................   1.589622     2.024973        4,402,862
 01/01/2007 to 12/31/2007...............................   2.024973     1.979689        3,959,033
 01/01/2008 to 12/31/2008...............................   1.979689     1.156859        3,093,649
 01/01/2009 to 12/31/2009...............................   1.156859     1.773908        2,723,421
 01/01/2010 to 12/31/2010...............................   1.773908     2.041042        2,546,809
 01/01/2011 to 12/31/2011...............................   2.041042     1.731117        2,764,741
Invesco Small Cap Growth Sub-account
 05/01/2002 to 12/31/2002...............................   1.123126     0.848860          430,464
 01/01/2003 to 12/31/2003...............................   0.848860     1.164131        1,406,306
 01/01/2004 to 12/31/2004...............................   1.164131     1.223582        1,751,151
 01/01/2005 to 12/31/2005...............................   1.223582     1.308310        1,834,114
 01/01/2006 to 12/31/2006...............................   1.308310     1.475354        1,980,266
 01/01/2007 to 12/31/2007...............................   1.475354     1.618231        2,092,922
 01/01/2008 to 12/31/2008...............................   1.618231     0.979157        1,827,763
 01/01/2009 to 12/31/2009...............................   0.979157     1.294030        1,829,339
 01/01/2010 to 12/31/2010...............................   1.294030     1.612572        1,696,355
 01/01/2011 to 12/31/2011...............................   1.612572     1.575364        1,445,865

                                                                1.25% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
Janus Forty Sub-Account
 04/30/2007 to 12/31/2007...............................  151.435577   185.959018          5,698
 01/01/2008 to 12/31/2008...............................  185.959018   106.518462         51,081
 01/01/2009 to 12/31/2009...............................  106.518462   150.276235         87,351
 01/01/2010 to 12/31/2010...............................  150.276235   162.356482         92,374
 01/01/2011 to 12/31/2011...............................  162.356482   148.245678         86,771
Jennison Growth Sub-Account (Class B)
 05/01/2005 to 12/31/2005...............................    0.409985     0.492965        304,981
 01/01/2006 to 12/31/2006...............................    0.492965     0.499145      1,280,163
 01/01/2007 to 12/31/2007...............................    0.499145     0.549049      1,689,831
 01/01/2008 to 12/31/2008...............................    0.549049     0.344049      2,054,526
 01/01/2009 to 12/31/2009...............................    0.344049     0.474201      2,794,944
 01/01/2010 to 12/31/2010...............................    0.474201     0.521296      2,999,593
 01/01/2011 to 12/31/2011...............................    0.521296     0.515975      3,581,588
Jennison Growth Subaccount (Class B)/(8)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class B))
 05/01/2004 to 12/31/2004...............................    0.425125     0.444253          3,059
 01/01/2005 to 04/30/2005...............................    0.444253     0.405064              0
Jennison Growth Sub-Account (Class E)
 05/01/2005 to 12/31/2005...............................    0.410269     0.494021      3,627,443
 01/01/2006 to 12/31/2006...............................    0.494021     0.500579      3,545,304
 01/01/2007 to 12/31/2007...............................    0.500579     0.551393      3,391,644
 01/01/2008 to 12/31/2008...............................    0.551393     0.345371      3,032,319
 01/01/2009 to 12/31/2009...............................    0.345371     0.477110      3,076,118
 01/01/2010 to 12/31/2010...............................    0.477110     0.525096      2,027,786
 01/01/2011 to 12/31/2011...............................    0.525096     0.520179      2,088,516
Jennison Growth Subaccount (Class E)/(9)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class E))
 07/02/2001 to 12/31/2001...............................    0.575496     0.493571        404,240
 01/01/2002 to 12/31/2002...............................    0.493571     0.346224      2,441,313
 01/01/2003 to 12/31/2003...............................    0.346224     0.429804      3,861,380
 01/01/2004 to 12/31/2004...............................    0.429804     0.444259      3,651,151
 01/01/2005 to 04/30/2005...............................    0.444259     0.409102              0
Lazard Mid Cap Sub-Account
 05/01/2002 to 12/31/2002...............................    1.140653     0.968377        631,334
 01/01/2003 to 12/31/2003...............................    0.968377     1.206674      1,995,924
 01/01/2004 to 12/31/2004...............................    1.206674     1.363269      3,127,787
 01/01/2005 to 12/31/2005...............................    1.363269     1.454880      3,378,703
 01/01/2006 to 12/31/2006...............................    1.454880     1.647714      3,509,898
 01/01/2007 to 12/31/2007...............................    1.647714     1.583033      4,606,938
 01/01/2008 to 12/31/2008...............................    1.583033     0.964552      4,493,691
 01/01/2009 to 12/31/2009...............................    0.964552     1.302750      4,384,075
 01/01/2010 to 12/31/2010...............................    1.302750     1.580673      3,904,797
 01/01/2011 to 12/31/2011...............................    1.580673     1.478714      3,462,764

                                                                           1.25% VARIABLE ACCOUNT CHARGE
                                                                    --------------------------------------------
                                                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                                                     UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                    AT BEGINNING    AT END    OUTSTANDING AT END
                                                                     OF PERIOD    OF PERIOD       OF PERIOD
                                                                    ------------ ------------ ------------------
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Partners Aggressive Growth
  Sub-Account/(5)(13)/)
 07/02/2001 to 12/31/2001..........................................   0.951972     0.775470         389,694
 01/01/2002 to 12/31/2002..........................................   0.775470     0.529802       2,103,838
 01/01/2003 to 12/31/2003..........................................   0.529802     0.679683       3,035,424
 01/01/2004 to 12/31/2004..........................................   0.679683     0.727873       3,243,529
 01/01/2005 to 12/31/2005..........................................   0.727873     0.816448       3,586,303
 01/01/2006 to 12/31/2006..........................................   0.816448     0.792317       4,039,293
 01/01/2007 to 12/31/2007..........................................   0.792317     0.800159       4,159,632
 01/01/2008 to 12/31/2008..........................................   0.800159     0.481605       3,942,039
 01/01/2009 to 12/31/2009..........................................   0.481605     0.632396       3,781,194
 01/01/2010 to 12/31/2010..........................................   0.632396     0.773103       3,949,399
 01/01/2011 to 12/31/2011..........................................   0.773103     0.788314       2,575,451
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Value Equity Sub-Account (Class B)/(16)/)
 05/01/2006 to 12/31/2006..........................................   9.453340    10.144842          65,712
 01/01/2007 to 12/31/2007..........................................  10.144842     9.426397          97,837
 01/01/2008 to 12/31/2008..........................................   9.426397     4.224768         150,971
 01/01/2009 to 12/31/2009..........................................   4.224768     5.756508         138,218
 01/01/2010 to 12/31/2010..........................................   5.756508     6.102009         123,491
 01/01/2011 to 04/29/2011..........................................   6.102009     6.491500               0
Legg Mason ClearBridge Aggressive Growth Sub-Account
  (Class E)
 05/02/2011 to 12/31/2011..........................................   0.656175     0.595812       4,917,291
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
  (previously Legg Mason Value Equity Sub-Account (Class E)/(17)/)
 05/01/2006 to 12/31/2006..........................................   0.953144     1.023255       3,538,253
 01/01/2007 to 12/31/2007..........................................   1.023255     0.951750       3,272,662
 01/01/2008 to 12/31/2008..........................................   0.951750     0.426925       3,159,930
 01/01/2009 to 12/31/2009..........................................   0.426925     0.581678       2,706,638
 01/01/2010 to 12/31/2010..........................................   0.581678     0.616818       2,476,561
 01/01/2011 to 04/29/2011..........................................   0.616818     0.656242               0
Loomis Sayles Small Cap Core Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004..........................................   2.377286     2.696428         251,711
 01/01/2005 to 12/31/2005..........................................   2.696428     2.840821         991,747
 01/01/2006 to 12/31/2006..........................................   2.840821     3.265599       1,944,669
 01/01/2007 to 12/31/2007..........................................   3.265599     3.599707       2,620,745
 01/01/2008 to 12/31/2008..........................................   3.599707     2.273086       3,081,470
 01/01/2009 to 12/31/2009..........................................   2.273086     2.916671       3,706,326
 01/01/2010 to 12/31/2010..........................................   2.916671     3.664212       3,375,046
 01/01/2011 to 12/31/2011..........................................   3.664212     3.631046       3,090,626

                                                                1.25% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
Loomis Sayles Small Cap Core Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................   2.400198     2.272929          202,579
 01/01/2002 to 12/31/2002...............................   2.272929     1.758876        1,641,772
 01/01/2003 to 12/31/2003...............................   1.758876     2.367243        3,175,066
 01/01/2004 to 12/31/2004...............................   2.367243     2.716612        3,573,319
 01/01/2005 to 12/31/2005...............................   2.716612     2.864629        3,492,759
 01/01/2006 to 12/31/2006...............................   2.864629     3.296126        3,517,684
 01/01/2007 to 12/31/2007...............................   3.296126     3.636804        3,047,220
 01/01/2008 to 12/31/2008...............................   3.636804     2.298822        2,756,341
 01/01/2009 to 12/31/2009...............................   2.298822     2.952505        2,452,532
 01/01/2010 to 12/31/2010...............................   2.952505     3.713034        2,081,744
 01/01/2011 to 12/31/2011...............................   3.713034     3.683159        1,813,908
Loomis Sayles Small Cap Growth Sub-Account
 07/02/2001 to 12/31/2001...............................   0.953966     0.880596          333,496
 01/01/2002 to 12/31/2002...............................   0.880596     0.625777        2,870,903
 01/01/2003 to 12/31/2003...............................   0.625777     0.893664        5,115,288
 01/01/2004 to 12/31/2004...............................   0.893664     0.980913        6,713,282
 01/01/2005 to 12/31/2005...............................   0.980913     1.011299        7,945,057
 01/01/2006 to 12/31/2006...............................   1.011299     1.095850        7,962,232
 01/01/2007 to 12/31/2007...............................   1.095850     1.128859        7,613,501
 01/01/2008 to 12/31/2008...............................   1.128859     0.654279        7,451,310
 01/01/2009 to 12/31/2009...............................   0.654279     0.837903        7,584,299
 01/01/2010 to 12/31/2010...............................   0.837903     1.086898        6,509,328
 01/01/2011 to 12/31/2011...............................   1.086898     1.102892        5,784,935
Lord Abbett Bond Debenture Sub-Account
 07/02/2001 to 12/31/2001...............................   1.373789     1.382542          122,188
 01/01/2002 to 12/31/2002...............................   1.382542     1.357536        2,439,994
 01/01/2003 to 12/31/2003...............................   1.357536     1.597530        5,934,798
 01/01/2004 to 12/31/2004...............................   1.597530     1.706473        8,913,662
 01/01/2005 to 12/31/2005...............................   1.706473     1.710500       11,885,856
 01/01/2006 to 12/31/2006...............................   1.710500     1.843841       14,305,072
 01/01/2007 to 12/31/2007...............................   1.843841     1.940078       15,948,217
 01/01/2008 to 12/31/2008...............................   1.940078     1.559489       13,599,419
 01/01/2009 to 12/31/2009...............................   1.559489     2.106464       12,625,655
 01/01/2010 to 12/31/2010...............................   2.106464     2.350028       11,260,651
 01/01/2011 to 12/31/2011...............................   2.350028     2.424387       10,147,368
Met/Artisan Mid Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...............................   3.062420     3.326459          933,283
 01/01/2005 to 12/31/2005...............................   3.326459     3.604168        2,607,623
 01/01/2006 to 12/31/2006...............................   3.604168     3.992825        3,982,921
 01/01/2007 to 12/31/2007...............................   3.992825     3.663992        3,979,113
 01/01/2008 to 12/31/2008...............................   3.663992     1.949082        3,827,783
 01/01/2009 to 12/31/2009...............................   1.949082     2.717881        3,809,231
 01/01/2010 to 12/31/2010...............................   2.717881     3.080312        3,424,978
 01/01/2011 to 12/31/2011...............................   3.080312     3.239570        2,951,043

                                                                       1.25% VARIABLE ACCOUNT CHARGE
                                                                --------------------------------------------
                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                AT BEGINNING    AT END    OUTSTANDING AT END
                                                                 OF PERIOD    OF PERIOD       OF PERIOD
                                                                ------------ ------------ ------------------
Met/Artisan Mid Cap Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001......................................   2.539245     2.662382          822,817
 01/01/2002 to 12/31/2002......................................   2.662382     2.393038        6,928,769
 01/01/2003 to 12/31/2003......................................   2.393038     3.130235       13,023,261
 01/01/2004 to 12/31/2004......................................   3.130235     3.393317       14,512,972
 01/01/2005 to 12/31/2005......................................   3.393317     3.680143       13,773,481
 01/01/2006 to 12/31/2006......................................   3.680143     4.081083       11,992,186
 01/01/2007 to 12/31/2007......................................   4.081083     3.748720       10,284,759
 01/01/2008 to 12/31/2008......................................   3.748720     1.996133        9,023,233
 01/01/2009 to 12/31/2009......................................   1.996133     2.786207        7,754,377
 01/01/2010 to 12/31/2010......................................   2.786207     3.160846        6,856,620
 01/01/2011 to 12/31/2011......................................   3.160846     3.327626        6,253,911
Met/Franklin Income Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998630     7.994633           59,148
 01/01/2009 to 12/31/2009......................................   7.994633    10.092455          155,048
 01/01/2010 to 12/31/2010......................................  10.092455    11.145264          182,523
 01/01/2011 to 12/31/2011......................................  11.145264    11.242009          196,396
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011......................................   9.988288     9.776927           16,602
Met/Franklin Mutual Shares Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998630     6.606975           47,087
 01/01/2009 to 12/31/2009......................................   6.606975     8.148575          117,516
 01/01/2010 to 12/31/2010......................................   8.148575     8.934468          131,573
 01/01/2011 to 12/31/2011......................................   8.934468     8.775455          147,071
Met/Franklin Templeton Founding Strategy Sub-Account
  (Class C)
 04/28/2008 to 12/31/2008......................................   9.998630     7.040915          157,976
 01/01/2009 to 12/31/2009......................................   7.040915     8.938760          336,003
 01/01/2010 to 12/31/2010......................................   8.938760     9.714568          351,790
 01/01/2011 to 12/31/2011......................................   9.714568     9.425241          417,276
Met/Templeton Growth Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998630     6.576079           16,265
 01/01/2009 to 12/31/2009......................................   6.576079     8.612912           39,641
 01/01/2010 to 12/31/2010......................................   8.612912     9.157401           46,058
 01/01/2011 to 12/31/2011......................................   9.157401     8.420132           53,243
MetLife Aggressive Strategy Sub-Account
 05/02/2011 to 12/31/2011......................................  12.270909    10.519544        1,129,750
MetLife Aggressive Strategy Sub-Account
  (previously MetLife Aggressive Allocation Sub-Account/(18)/)
 05/01/2005 to 12/31/2005......................................   9.998973    11.161798           27,787
 01/01/2006 to 12/31/2006......................................  11.161798    12.749671          442,317
 01/01/2007 to 12/31/2007......................................  12.749671    13.002022        1,153,077
 01/01/2008 to 12/31/2008......................................  13.002022     7.646365        1,224,589
 01/01/2009 to 12/31/2009......................................   7.646365     9.929272        1,318,799
 01/01/2010 to 12/31/2010......................................   9.929272    11.344600        1,189,187
 01/01/2011 to 04/29/2011......................................  11.344600    12.307574                0
MetLife Conservative Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998973    10.310111          130,758
 01/01/2006 to 12/31/2006......................................  10.310111    10.884040          241,473
 01/01/2007 to 12/31/2007......................................  10.884040    11.346907          620,962
 01/01/2008 to 12/31/2008......................................  11.346907     9.593358        1,281,491
 01/01/2009 to 12/31/2009......................................   9.593358    11.418798        2,122,728
 01/01/2010 to 12/31/2010......................................  11.418798    12.410524        2,701,417
 01/01/2011 to 12/31/2011......................................  12.410524    12.655310        2,230,550

                                                                1.25% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
MetLife Conservative to Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005...............................   9.998973    10.528255          284,700
 01/01/2006 to 12/31/2006...............................  10.528255    11.377529        1,164,090
 01/01/2007 to 12/31/2007...............................  11.377529    11.776000        2,964,511
 01/01/2008 to 12/31/2008...............................  11.776000     9.117849        4,841,696
 01/01/2009 to 12/31/2009...............................   9.117849    11.136599        5,864,291
 01/01/2010 to 12/31/2010...............................  11.136599    12.266003        6,329,377
 01/01/2011 to 12/31/2011...............................  12.266003    12.241007        5,893,030
MetLife Mid Cap Stock Index Sub-Account
 07/02/2001 to 12/31/2001...............................   1.052532     1.032136          223,464
 01/01/2002 to 12/31/2002...............................   1.032136     0.865315        2,492,483
 01/01/2003 to 12/31/2003...............................   0.865315     1.149827        5,063,817
 01/01/2004 to 12/31/2004...............................   1.149827     1.314011        6,327,264
 01/01/2005 to 12/31/2005...............................   1.314011     1.453731        7,243,058
 01/01/2006 to 12/31/2006...............................   1.453731     1.576792        7,625,919
 01/01/2007 to 12/31/2007...............................   1.576792     1.674142        7,341,025
 01/01/2008 to 12/31/2008...............................   1.674142     1.051844        8,043,722
 01/01/2009 to 12/31/2009...............................   1.051844     1.420797        8,687,411
 01/01/2010 to 12/31/2010...............................   1.420797     1.767908        7,582,521
 01/01/2011 to 12/31/2011...............................   1.767908     1.707800        6,776,984
MetLife Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005...............................   9.998973    10.759284          707,709
 01/01/2006 to 12/31/2006...............................  10.759284    11.884012        4,525,389
 01/01/2007 to 12/31/2007...............................  11.884012    12.245653       12,436,101
 01/01/2008 to 12/31/2008...............................  12.245653     8.630461       18,654,307
 01/01/2009 to 12/31/2009...............................   8.630461    10.784503       20,856,443
 01/01/2010 to 12/31/2010...............................  10.784503    12.053382       19,907,332
 01/01/2011 to 12/31/2011...............................  12.053382    11.741010       19,016,887
MetLife Moderate to Aggressive Allocation Sub-Account
 05/01/2005 to 12/31/2005...............................   9.998973    10.985367          485,857
 01/01/2006 to 12/31/2006...............................  10.985367    12.391608        4,560,146
 01/01/2007 to 12/31/2007...............................  12.391608    12.707971       15,881,886
 01/01/2008 to 12/31/2008...............................  12.707971     8.142692       20,978,386
 01/01/2009 to 12/31/2009...............................   8.142692    10.381142       21,384,433
 01/01/2010 to 12/31/2010...............................  10.381142    11.759227       20,394,724
 01/01/2011 to 12/31/2011...............................  11.759227    11.175388       19,203,540
MetLife Stock Index Sub-Account
 07/02/2001 to 12/31/2001...............................   3.850101     3.569420          179,083
 01/01/2002 to 12/31/2002...............................   3.569420     2.731332        1,942,937
 01/01/2003 to 12/31/2003...............................   2.731332     3.449245        3,653,650
 01/01/2004 to 12/31/2004...............................   3.449245     3.756416        4,668,415
 01/01/2005 to 12/31/2005...............................   3.756416     3.872216        5,058,223
 01/01/2006 to 12/31/2006...............................   3.872216     4.404993        5,536,674
 01/01/2007 to 12/31/2007...............................   4.404993     4.566380        4,668,980
 01/01/2008 to 12/31/2008...............................   4.566380     2.829263        4,608,552
 01/01/2009 to 12/31/2009...............................   2.829263     3.518369        4,869,190
 01/01/2010 to 12/31/2010...............................   3.518369     3.978174        4,501,296
 01/01/2011 to 12/31/2011...............................   3.978174     3.993103        4,349,498
MFS(R) Investors Trust Sub-Account (Class B)/(11)/
 05/01/2004 to 12/31/2004...............................   7.748492     8.598035           12,295
 01/01/2005 to 12/31/2005...............................   8.598035     9.077584           28,780
 01/01/2006 to 04/30/2006...............................   9.077584     9.491938           30,412

                                                            1.25% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
MFS(R) Investors Trust Sub-Account (Class E)/(11)/
 07/02/2001 to 12/31/2001...........................   0.897721     0.832858          120,423
 01/01/2002 to 12/31/2002...........................   0.832858     0.656026        1,530,612
 01/01/2003 to 12/31/2003...........................   0.656026     0.787176        2,549,167
 01/01/2004 to 12/31/2004...........................   0.787176     0.865043        4,277,793
 01/01/2005 to 12/31/2005...........................   0.865043     0.915101        3,742,961
 01/01/2006 to 04/30/2006...........................   0.915101     0.957183                0
MFS(R) Investors Trust Sub-Account/(2)(11)/
  (previously MFS(R) Research Managers Sub-Account)
 07/02/2001 to 12/31/2001...........................   0.979378     0.879571          122,347
 01/01/2002 to 12/31/2002...........................   0.879571     0.658378          802,087
 01/01/2003 to 12/31/2003...........................   0.658378     0.805710        1,541,735
 01/01/2004 to 04/30/2004...........................   0.805710     0.820699        1,666,173
MFS(R) Research International Sub-Account
 07/02/2001 to 12/31/2001...........................   0.927136     0.848963          277,020
 01/01/2002 to 12/31/2002...........................   0.848963     0.739466        2,846,609
 01/01/2003 to 12/31/2003...........................   0.739466     0.964297        5,307,770
 01/01/2004 to 12/31/2004...........................   0.964297     1.138554        6,751,783
 01/01/2005 to 12/31/2005...........................   1.138554     1.309109        8,044,802
 01/01/2006 to 12/31/2006...........................   1.309109     1.636329        9,531,123
 01/01/2007 to 12/31/2007...........................   1.636329     1.830665       11,227,223
 01/01/2008 to 12/31/2008...........................   1.830665     1.041955       14,239,333
 01/01/2009 to 12/31/2009...........................   1.041955     1.353830       15,823,211
 01/01/2010 to 12/31/2010...........................   1.353830     1.489501       15,139,814
 01/01/2011 to 12/31/2011...........................   1.489501     1.313426       14,293,130
MFS(R) Total Return Sub-Account
 05/01/2004 to 12/31/2004...........................   3.771594     4.105109        2,827,816
 01/01/2005 to 12/31/2005...........................   4.105109     4.169836        3,539,599
 01/01/2006 to 12/31/2006...........................   4.169836     4.609613        3,776,779
 01/01/2007 to 12/31/2007...........................   4.609613     4.739479        4,097,309
 01/01/2008 to 12/31/2008...........................   4.739479     3.634454        3,543,635
 01/01/2009 to 12/31/2009...........................   3.634454     4.246281        3,157,512
 01/01/2010 to 12/31/2010...........................   4.246281     4.604431        2,934,643
 01/01/2011 to 12/31/2011...........................   4.604431     4.645523        2,627,716
MFS(R) Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...........................   1.223470     1.321605        1,638,566
 01/01/2005 to 12/31/2005...........................   1.321605     1.283692        4,974,100
 01/01/2006 to 12/31/2006...........................   1.283692     1.493936        7,079,420
 01/01/2007 to 12/31/2007...........................   1.493936     1.415881        7,764,303
 01/01/2008 to 12/31/2008...........................   1.415881     0.926991        8,306,094
 01/01/2009 to 12/31/2009...........................   0.926991     1.103925        9,631,520
 01/01/2010 to 12/31/2010...........................   1.103925     1.212096        9,994,817
 01/01/2011 to 12/31/2011...........................   1.212096     1.204718        9,277,593
MFS(R) Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002...........................   1.190228     0.977213        1,679,195
 01/01/2003 to 12/31/2003...........................   0.977213     1.209630        5,837,482
 01/01/2004 to 12/31/2004...........................   1.209630     1.329439        7,243,365
 01/01/2005 to 12/31/2005...........................   1.329439     1.292717        6,792,026
 01/01/2006 to 12/31/2006...........................   1.292717     1.505649        6,028,854
 01/01/2007 to 12/31/2007...........................   1.505649     1.428431        5,312,067
 01/01/2008 to 12/31/2008...........................   1.428431     0.936508        4,685,072
 01/01/2009 to 12/31/2009...........................   0.936508     1.116052        4,618,016
 01/01/2010 to 12/31/2010...........................   1.116052     1.226228        4,379,462
 01/01/2011 to 12/31/2011...........................   1.226228     1.220786        3,779,837

                                                                      1.25% VARIABLE ACCOUNT CHARGE
                                                               --------------------------------------------
                                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                                UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                               AT BEGINNING    AT END    OUTSTANDING AT END
                                                                OF PERIOD    OF PERIOD       OF PERIOD
                                                               ------------ ------------ ------------------
MFS(R) Total Return Sub-Account/(1)/
  (previously Balanced Sub-Account)
 07/02/2001 to 12/31/2001.....................................   1.514247     1.488083          360,833
 01/01/2002 to 12/31/2002.....................................   1.488083     1.267902        2,635,315
 01/01/2003 to 12/31/2003.....................................   1.267902     1.497971        4,565,858
 01/01/2004 to 04/30/2004.....................................   1.497971     1.485622        5,151,293
Morgan Stanley EAFE(R) Index Sub-Account
 07/02/2001 to 12/31/2001.....................................   0.948368     0.855536          209,511
 01/01/2002 to 12/31/2002.....................................   0.855536     0.703293        2,746,997
 01/01/2003 to 12/31/2003.....................................   0.703293     0.952936        6,042,129
 01/01/2004 to 12/31/2004.....................................   0.952936     1.122429        8,204,327
 01/01/2005 to 12/31/2005.....................................   1.122429     1.251881        9,180,604
 01/01/2006 to 12/31/2006.....................................   1.251881     1.550980       10,374,851
 01/01/2007 to 12/31/2007.....................................   1.550980     1.692742       10,904,460
 01/01/2008 to 12/31/2008.....................................   1.692742     0.966221       11,913,657
 01/01/2009 to 12/31/2009.....................................   0.966221     1.224149       12,026,884
 01/01/2010 to 12/31/2010.....................................   1.224149     1.304612       11,781,624
 01/01/2011 to 12/31/2011.....................................   1.304612     1.125462       10,784,562
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010.....................................   1.313151     1.526629        3,444,895
 01/01/2011 to 12/31/2011.....................................   1.526629     1.403341        2,947,057
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account/(4)/)
 05/01/2002 to 12/31/2002.....................................   1.000000     0.811177          217,753
 01/01/2003 to 12/31/2003.....................................   0.811177     1.138274        1,041,349
 01/01/2004 to 04/30/2004.....................................   1.138274     1.128525        1,573,543
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account/(3)/))
 07/02/2001 to 12/31/2001.....................................   1.891206     1.559925          131,929
 01/01/2002 to 12/31/2002.....................................   1.559925     1.091096          722,960
 01/01/2003 to 12/31/2003.....................................   1.091096     1.446896        1,165,323
 01/01/2004 to 12/31/2004.....................................   1.446896     1.669317        2,383,428
 01/01/2005 to 12/31/2005.....................................   1.669317     1.758487        2,431,850
 01/01/2006 to 12/31/2006.....................................   1.758487     1.937436        2,742,360
 01/01/2007 to 12/31/2007.....................................   1.937436     2.068418        2,794,431
 01/01/2008 to 12/31/2008.....................................   2.068418     0.910364        3,198,705
 01/01/2009 to 12/31/2009.....................................   0.910364     1.200530        3,495,348
 01/01/2010 to 04/30/2010.....................................   1.200530     1.299979                0
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class B)/(8)(15)/)
 05/01/2004 to 12/31/2004.....................................   1.620412     1.824830        2,239,279
 01/01/2005 to 12/31/2005.....................................   1.824830     1.872688        3,863,369
 01/01/2006 to 12/31/2006.....................................   1.872688     2.153590        4,265,916
 01/01/2007 to 12/31/2007.....................................   2.153590     2.048187        4,357,648
 01/01/2008 to 12/31/2008.....................................   2.048187     1.242823        4,134,957
 01/01/2009 to 12/31/2009.....................................   1.242823     1.384911        4,298,051
 01/01/2010 to 12/31/2010.....................................   1.384911     1.659607        3,991,633
 01/01/2011 to 12/31/2011.....................................   1.659607     1.729288        3,458,824

                                                            1.25% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class E)/(9)(15)/)
 07/02/2001 to 12/31/2001...........................   1.430867     1.401132        1,221,865
 01/01/2002 to 12/31/2002...........................   1.401132     1.086411       10,392,688
 01/01/2003 to 12/31/2003...........................   1.086411     1.608449       17,608,402
 01/01/2004 to 12/31/2004...........................   1.608449     1.829325       20,138,730
 01/01/2005 to 12/31/2005...........................   1.829325     1.878142       18,102,180
 01/01/2006 to 12/31/2006...........................   1.878142     2.163555       15,695,178
 01/01/2007 to 12/31/2007...........................   2.163555     2.060108       13,310,200
 01/01/2008 to 12/31/2008...........................   2.060108     1.251164       11,254,485
 01/01/2009 to 12/31/2009...........................   1.251164     1.395279       10,519,987
 01/01/2010 to 12/31/2010...........................   1.395279     1.673556        9,153,087
 01/01/2011 to 12/31/2011...........................   1.673556     1.744679        8,117,201
Neuberger Berman Mid Cap Value Sub-Account
 07/02/2001 to 12/31/2001...........................   1.557054     1.507861           78,495
 01/01/2002 to 12/31/2002...........................   1.507861     1.341513        1,245,456
 01/01/2003 to 12/31/2003...........................   1.341513     1.803959        2,602,170
 01/01/2004 to 12/31/2004...........................   1.803959     2.185197        5,612,321
 01/01/2005 to 12/31/2005...........................   2.185197     2.415539        7,373,295
 01/01/2006 to 12/31/2006...........................   2.415539     2.652742        8,429,634
 01/01/2007 to 12/31/2007...........................   2.652742     2.703203        9,391,847
 01/01/2008 to 12/31/2008...........................   2.703203     1.402108        9,923,370
 01/01/2009 to 12/31/2009...........................   1.402108     2.045767       10,018,922
 01/01/2010 to 12/31/2010...........................   2.045767     2.546662        8,974,357
 01/01/2011 to 12/31/2011...........................   2.546662     2.347232        8,114,565
Oppenheimer Capital Appreciation Sub-Account
 05/01/2005 to 12/31/2005...........................   7.998185     8.693182           44,329
 01/01/2006 to 12/31/2006...........................   8.693182     9.239346           92,950
 01/01/2007 to 12/31/2007...........................   9.239346    10.427689          142,163
 01/01/2008 to 12/31/2008...........................  10.427689     5.566975          167,099
 01/01/2009 to 12/31/2009...........................   5.566975     7.900505          235,176
 01/01/2010 to 12/31/2010...........................   7.900505     8.535561          239,432
 01/01/2011 to 12/31/2011...........................   8.535561     8.313362          249,730
Oppenheimer Global Equity Sub-Account
 05/01/2004 to 12/31/2004...........................  12.890720    14.884624            9,455
 01/01/2005 to 12/31/2005...........................  14.884624    17.049221          102,857
 01/01/2006 to 12/31/2006...........................  17.049221    19.591226          263,366
 01/01/2007 to 12/31/2007...........................  19.591226    20.558001          316,449
 01/01/2008 to 12/31/2008...........................  20.558001    12.067810          328,343
 01/01/2009 to 12/31/2009...........................  12.067810    16.661401          368,412
 01/01/2010 to 12/31/2010...........................  16.661401    19.075224          371,598
 01/01/2011 to 12/31/2011...........................  19.075224    17.255289          362,215
PIMCO Inflation Protected Bond Sub-Account
 05/01/2006 to 12/31/2006...........................  11.045105    11.164159           66,101
 01/01/2007 to 12/31/2007...........................  11.164159    12.215182          182,408
 01/01/2008 to 12/31/2008...........................  12.215182    11.231981        1,054,294
 01/01/2009 to 12/31/2009...........................  11.231981    13.094502        1,613,884
 01/01/2010 to 12/31/2010...........................  13.094502    13.935515        1,771,802
 01/01/2011 to 12/31/2011...........................  13.935515    15.296151        1,760,309

                                               1.25% VARIABLE ACCOUNT CHARGE
                                        --------------------------------------------
                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                         OF PERIOD    OF PERIOD       OF PERIOD
                                        ------------ ------------ ------------------
PIMCO Total Return Sub-Account
 07/02/2001 to 12/31/2001..............   1.008155     1.055126        1,119,475
 01/01/2002 to 12/31/2002..............   1.055126     1.138865       16,599,383
 01/01/2003 to 12/31/2003..............   1.138865     1.173147       32,638,246
 01/01/2004 to 12/31/2004..............   1.173147     1.216239       40,652,548
 01/01/2005 to 12/31/2005..............   1.216239     1.228169       48,734,602
 01/01/2006 to 12/31/2006..............   1.228169     1.267751       55,367,514
 01/01/2007 to 12/31/2007..............   1.267751     1.346621       57,456,286
 01/01/2008 to 12/31/2008..............   1.346621     1.335298       53,339,495
 01/01/2009 to 12/31/2009..............   1.335298     1.556458       55,937,260
 01/01/2010 to 12/31/2010..............   1.556458     1.662717       57,401,705
 01/01/2011 to 12/31/2011..............   1.662717     1.694164       52,839,717
RCM Technology Sub-Account
 07/02/2001 to 12/31/2001..............   0.758331     0.610204           94,456
 01/01/2002 to 12/31/2002..............   0.610204     0.296896        1,890,616
 01/01/2003 to 12/31/2003..............   0.296896     0.462007        5,227,797
 01/01/2004 to 12/31/2004..............   0.462007     0.436579        6,922,678
 01/01/2005 to 12/31/2005..............   0.436579     0.478666        6,389,625
 01/01/2006 to 12/31/2006..............   0.478666     0.498010        5,891,296
 01/01/2007 to 12/31/2007..............   0.498010     0.646824        6,439,657
 01/01/2008 to 12/31/2008..............   0.646824     0.354822        6,324,933
 01/01/2009 to 12/31/2009..............   0.354822     0.557073        8,303,869
 01/01/2010 to 12/31/2010..............   0.557073     0.702494        8,305,602
 01/01/2011 to 12/31/2011..............   0.702494     0.625134        8,270,961
Russell 2000(R) Index Sub-Account
 07/02/2001 to 12/31/2001..............   1.223058     1.190110          277,659
 01/01/2002 to 12/31/2002..............   1.190110     0.932989        2,510,267
 01/01/2003 to 12/31/2003..............   0.932989     1.342601        5,066,094
 01/01/2004 to 12/31/2004..............   1.342601     1.556617        6,724,020
 01/01/2005 to 12/31/2005..............   1.556617     1.603443        7,566,069
 01/01/2006 to 12/31/2006..............   1.603443     1.861978        7,837,846
 01/01/2007 to 12/31/2007..............   1.861978     1.807382        7,611,161
 01/01/2008 to 12/31/2008..............   1.807382     1.183877        7,487,946
 01/01/2009 to 12/31/2009..............   1.183877     1.469189        7,665,060
 01/01/2010 to 12/31/2010..............   1.469189     1.836584        7,228,201
 01/01/2011 to 12/31/2011..............   1.836584     1.736057        6,591,657
SSgA Growth and Income ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.522679    11.181857           16,259
 01/01/2007 to 12/31/2007..............  11.181857    11.638374           36,637
 01/01/2008 to 12/31/2008..............  11.638374     8.613162          122,202
 01/01/2009 to 12/31/2009..............   8.613162    10.623115          876,197
 01/01/2010 to 12/31/2010..............  10.623115    11.775196        1,504,561
 01/01/2011 to 12/31/2011..............  11.775196    11.752610        1,860,574
SSgA Growth ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.713720    11.437139           34,142
 01/01/2007 to 12/31/2007..............  11.437139    11.928919           59,977
 01/01/2008 to 12/31/2008..............  11.928919     7.896564          103,666
 01/01/2009 to 12/31/2009..............   7.896564    10.067760          345,329
 01/01/2010 to 12/31/2010..............  10.067760    11.350024          579,655
 01/01/2011 to 12/31/2011..............  11.350024    10.970664          962,208

                                                              1.25% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
T. Rowe Price Large Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.125926     1.221288          978,390
 01/01/2005 to 12/31/2005.............................   1.221288     1.282478        4,973,054
 01/01/2006 to 12/31/2006.............................   1.282478     1.429754        6,945,697
 01/01/2007 to 12/31/2007.............................   1.429754     1.541110        8,339,019
 01/01/2008 to 12/31/2008.............................   1.541110     0.882672        8,941,806
 01/01/2009 to 12/31/2009.............................   0.882672     1.246862        9,760,521
 01/01/2010 to 12/31/2010.............................   1.246862     1.437558        9,024,125
 01/01/2011 to 12/31/2011.............................   1.437558     1.400780        7,722,539
T. Rowe Price Mid Cap Growth Sub-Account
 07/02/2001 to 12/31/2001.............................   0.931494     0.824824          342,075
 01/01/2002 to 12/31/2002.............................   0.824824     0.455853        2,938,916
 01/01/2003 to 12/31/2003.............................   0.455853     0.615144        6,230,898
 01/01/2004 to 12/31/2004.............................   0.615144     0.715759       12,892,638
 01/01/2005 to 12/31/2005.............................   0.715759     0.810287       17,133,576
 01/01/2006 to 12/31/2006.............................   0.810287     0.849577       20,689,731
 01/01/2007 to 12/31/2007.............................   0.849577     0.986943       22,527,544
 01/01/2008 to 12/31/2008.............................   0.986943     0.587233       23,879,613
 01/01/2009 to 12/31/2009.............................   0.587233     0.843649       24,810,574
 01/01/2010 to 12/31/2010.............................   0.843649     1.063824       23,199,523
 01/01/2011 to 12/31/2011.............................   1.063824     1.033326       21,516,918
T. Rowe Price Small Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.251553     1.335628          110,140
 01/01/2005 to 12/31/2005.............................   1.335628     1.460425          493,836
 01/01/2006 to 12/31/2006.............................   1.460425     1.494666        1,539,292
 01/01/2007 to 12/31/2007.............................   1.494666     1.616706        2,069,225
 01/01/2008 to 12/31/2008.............................   1.616706     1.016726        2,681,339
 01/01/2009 to 12/31/2009.............................   1.016726     1.392028        3,189,399
 01/01/2010 to 12/31/2010.............................   1.392028     1.851269        3,479,713
 01/01/2011 to 12/31/2011.............................   1.851269     1.854778        3,757,472
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.............................   1.892562     2.008364        1,521,011
 01/01/2005 to 12/31/2005.............................   2.008364     2.034295        4,035,933
 01/01/2006 to 12/31/2006.............................   2.034295     2.106035        6,894,191
 01/01/2007 to 12/31/2007.............................   2.106035     2.156764        9,339,891
 01/01/2008 to 12/31/2008.............................   2.156764     1.805664        8,481,623
 01/01/2009 to 12/31/2009.............................   1.805664     2.351962        7,655,067
 01/01/2010 to 12/31/2010.............................   2.351962     2.612056        7,185,660
 01/01/2011 to 12/31/2011.............................   2.612056     2.730217        6,509,638
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001.............................   1.568445     1.605937          287,447
 01/01/2002 to 12/31/2002.............................   1.605937     1.734481        3,519,888
 01/01/2003 to 12/31/2003.............................   1.734481     1.926993       10,119,058
 01/01/2004 to 12/31/2004.............................   1.926993     2.026247       11,481,473
 01/01/2005 to 12/31/2005.............................   2.026247     2.054618       11,641,713
 01/01/2006 to 12/31/2006.............................   2.054618     2.127675        9,554,380
 01/01/2007 to 12/31/2007.............................   2.127675     2.182804        9,028,855
 01/01/2008 to 12/31/2008.............................   2.182804     1.829815        6,919,792
 01/01/2009 to 12/31/2009.............................   1.829815     2.384927        5,878,824
 01/01/2010 to 12/31/2010.............................   2.384927     2.652627        5,158,771
 01/01/2011 to 12/31/2011.............................   2.652627     2.774990        4,527,718

                                                             1.25% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Western Asset Management U.S. Government Sub-Account
  (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.564295     1.603184        2,078,192
 01/01/2005 to 12/31/2005............................   1.603184     1.605346        7,317,339
 01/01/2006 to 12/31/2006............................   1.605346     1.647525       11,261,412
 01/01/2007 to 12/31/2007............................   1.647525     1.692572       11,740,506
 01/01/2008 to 12/31/2008............................   1.692572     1.662594       10,725,573
 01/01/2009 to 12/31/2009............................   1.662594     1.708936       11,031,453
 01/01/2010 to 12/31/2010............................   1.708936     1.780406       10,660,862
 01/01/2011 to 12/31/2011............................   1.780406     1.850934        8,975,048
Western Asset Management U.S. Government Sub-Account
  (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.448887     1.493541          847,646
 01/01/2002 to 12/31/2002............................   1.493541     1.587441        8,277,460
 01/01/2003 to 12/31/2003............................   1.587441     1.591992       12,674,903
 01/01/2004 to 12/31/2004............................   1.591992     1.616267       12,870,374
 01/01/2005 to 12/31/2005............................   1.616267     1.621457       11,846,856
 01/01/2006 to 12/31/2006............................   1.621457     1.665022       10,367,600
 01/01/2007 to 12/31/2007............................   1.665022     1.712175        9,246,950
 01/01/2008 to 12/31/2008............................   1.712175     1.683611        7,437,793
 01/01/2009 to 12/31/2009............................   1.683611     1.732292        6,429,406
 01/01/2010 to 12/31/2010............................   1.732292     1.807791        5,723,276
 01/01/2011 to 12/31/2011............................   1.807791     1.879693        5,490,461



                                                               1.50% VARIABLE ACCOUNT CHARGE
                                                        --------------------------------------------
                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                                         OF PERIOD    OF PERIOD       OF PERIOD
                                                        ------------ ------------ ------------------

American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006..............................  14.692602    15.412255          206,337
 01/01/2007 to 12/31/2007..............................  15.412255    15.686896          874,300
 01/01/2008 to 12/31/2008..............................  15.686896    14.008133        1,018,827
 01/01/2009 to 12/31/2009..............................  14.008133    15.539138        1,255,918
 01/01/2010 to 12/31/2010..............................  15.539138    16.294330        1,273,489
 01/01/2011 to 12/31/2011..............................  16.294330    17.032138        1,183,274
American Funds Global Small Capitalization Sub-Account
 07/02/2001 to 12/31/2001..............................   1.463224     1.350000          295,927
 01/01/2002 to 12/31/2002..............................   1.350000     1.076512        2,760,128
 01/01/2003 to 12/31/2003..............................   1.076512     1.628167        4,912,135
 01/01/2004 to 12/31/2004..............................   1.628167     1.938776        7,451,246
 01/01/2005 to 12/31/2005..............................   1.938776     2.394218       10,097,133
 01/01/2006 to 12/31/2006..............................   2.394218     2.926019       12,290,858
 01/01/2007 to 12/31/2007..............................   2.926019     3.499836       13,271,602
 01/01/2008 to 12/31/2008..............................   3.499836     1.602339       14,771,356
 01/01/2009 to 12/31/2009..............................   1.602339     2.546052       15,166,394
 01/01/2010 to 12/31/2010..............................   2.546052     3.070363       14,013,563
 01/01/2011 to 12/31/2011..............................   3.070363     2.445651       13,252,229

                                                 1.50% VARIABLE ACCOUNT CHARGE
                                          --------------------------------------------
                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                           OF PERIOD    OF PERIOD       OF PERIOD
                                          ------------ ------------ ------------------
American Funds Growth Sub-Account
 07/02/2001 to 12/31/2001................  12.760851    11.278829         168,238
 01/01/2002 to 12/31/2002................  11.278829     8.393632       1,874,264
 01/01/2003 to 12/31/2003................   8.393632    11.312295       3,772,092
 01/01/2004 to 12/31/2004................  11.312295    12.536032       5,226,860
 01/01/2005 to 12/31/2005................  12.536032    14.349601       6,391,197
 01/01/2006 to 12/31/2006................  14.349601    15.580943       7,344,549
 01/01/2007 to 12/31/2007................  15.580943    17.242941       7,406,684
 01/01/2008 to 12/31/2008................  17.242941     9.516563       7,930,190
 01/01/2009 to 12/31/2009................   9.516563    13.069714       8,155,226
 01/01/2010 to 12/31/2010................  13.069714    15.280475       7,612,313
 01/01/2011 to 12/31/2011................  15.280475    14.409611       6,869,478
American Funds Growth-Income Sub-Account
 07/02/2001 to 12/31/2001................   8.647461     8.389090         190,117
 01/01/2002 to 12/31/2002................   8.389090     6.748146       2,226,755
 01/01/2003 to 12/31/2003................   6.748146     8.803389       4,231,229
 01/01/2004 to 12/31/2004................   8.803389     9.571662       5,903,453
 01/01/2005 to 12/31/2005................   9.571662     9.979509       7,052,462
 01/01/2006 to 12/31/2006................   9.979509    11.326003       7,204,668
 01/01/2007 to 12/31/2007................  11.326003    11.719080       7,191,793
 01/01/2008 to 12/31/2008................  11.719080     7.174678       7,297,775
 01/01/2009 to 12/31/2009................   7.174678     9.275941       7,220,617
 01/01/2010 to 12/31/2010................   9.275941    10.182078       6,781,486
 01/01/2011 to 12/31/2011................  10.182078     9.847231       6,074,240



                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------

American Funds(R) Balanced Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.008520     7.014085         165,145
 01/01/2009 to 12/31/2009............................   7.014085     8.949409         426,258
 01/01/2010 to 12/31/2010............................   8.949409     9.903184         499,360
 01/01/2011 to 12/31/2011............................   9.903184     9.562804         496,966
American Funds(R) Growth Allocation Sub-Account
 04/28/2008 to 12/31/2008............................   9.998521     6.362009         903,057
 01/01/2009 to 12/31/2009............................   6.362009     8.413269       1,369,010
 01/01/2010 to 12/31/2010............................   8.413269     9.419671       1,226,773
 01/01/2011 to 12/31/2011............................   9.419671     8.853764       1,238,979
American Funds(R) Moderate Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.018520     7.688028         172,061
 01/01/2009 to 12/31/2009............................   7.688028     9.359541         320,127
 01/01/2010 to 12/31/2010............................   9.359541    10.148880         304,799
 01/01/2011 to 12/31/2011............................  10.148880    10.032222         281,059
Artio International Stock Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.189706     1.359497         392,318
 01/01/2005 to 12/31/2005............................   1.359497     1.577210         883,380
 01/01/2006 to 12/31/2006............................   1.577210     1.808635       1,050,578
 01/01/2007 to 12/31/2007............................   1.808635     1.963914       1,298,359
 01/01/2008 to 12/31/2008............................   1.963914     1.080322       1,269,393
 01/01/2009 to 12/31/2009............................   1.080322     1.299103       1,325,178
 01/01/2010 to 12/31/2010............................   1.299103     1.369626       1,274,856
 01/01/2011 to 12/31/2011............................   1.369626     1.079244       1,424,312

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Artio International Stock Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.261053     1.152377         239,674
 01/01/2002 to 12/31/2002............................   1.152377     0.936556       2,208,624
 01/01/2003 to 12/31/2003............................   0.936556     1.181769       3,422,333
 01/01/2004 to 12/31/2004............................   1.181769     1.375915       3,077,245
 01/01/2005 to 12/31/2005............................   1.375915     1.599161       2,685,807
 01/01/2006 to 12/31/2006............................   1.599161     1.834322       2,271,385
 01/01/2007 to 12/31/2007............................   1.834322     1.994261       1,961,979
 01/01/2008 to 12/31/2008............................   1.994261     1.097808       1,946,427
 01/01/2009 to 12/31/2009............................   1.097808     1.320963       1,801,134
 01/01/2010 to 12/31/2010............................   1.320963     1.394973       1,634,140
 01/01/2011 to 12/31/2011............................   1.394973     1.101315       1,741,977
Barclays Capital Aggregate Bond Index Sub-Account
 07/02/2001 to 12/31/2001............................   1.098614     1.130538         229,823
 01/01/2002 to 12/31/2002............................   1.130538     1.226269       1,687,331
 01/01/2003 to 12/31/2003............................   1.226269     1.250731       4,259,615
 01/01/2004 to 12/31/2004............................   1.250731     1.281348       4,947,365
 01/01/2005 to 12/31/2005............................   1.281348     1.287637       5,596,683
 01/01/2006 to 12/31/2006............................   1.287637     1.318858       5,467,050
 01/01/2007 to 12/31/2007............................   1.318858     1.387744       5,422,863
 01/01/2008 to 12/31/2008............................   1.387744     1.446177       4,833,928
 01/01/2009 to 12/31/2009............................   1.446177     1.497834       4,633,213
 01/01/2010 to 12/31/2010............................   1.497834     1.561884       4,658,031
 01/01/2011 to 12/31/2011............................   1.561884     1.653224       4,264,878
BlackRock Aggressive Growth Sub-Account
 05/01/2004 to 12/31/2004............................  33.837186    37.527489           2,359
 01/01/2005 to 12/31/2005............................  37.527489    40.888321           4,987
 01/01/2006 to 12/31/2006............................  40.888321    42.950645          11,241
 01/01/2007 to 12/31/2007............................  42.950645    50.946162          17,729
 01/01/2008 to 12/31/2008............................  50.946162    27.221248          24,830
 01/01/2009 to 12/31/2009............................  27.221248    40.032217          26,503
 01/01/2010 to 12/31/2010............................  40.032217    45.417694          23,911
 01/01/2011 to 12/31/2011............................  45.417694    43.356012          22,019
BlackRock Bond Income Sub-Account
 07/02/2001 to 12/31/2001............................   3.828491     3.967810         217,116
 01/01/2002 to 12/31/2002............................   3.967810     4.234371       1,818,388
 01/01/2003 to 12/31/2003............................   4.234371     4.410821       2,755,116
 01/01/2004 to 12/31/2004............................   4.410821     4.533074       3,197,295
 01/01/2005 to 12/31/2005............................   4.533074     4.568816       3,530,909
 01/01/2006 to 12/31/2006............................   4.568816     4.694201       3,643,211
 01/01/2007 to 12/31/2007............................   4.694201     4.909808       3,437,166
 01/01/2008 to 12/31/2008............................   4.909808     4.666270       2,626,961
 01/01/2009 to 12/31/2009............................   4.666270     5.026480       2,312,373
 01/01/2010 to 12/31/2010............................   5.026480     5.359238       2,198,665
 01/01/2011 to 12/31/2011............................   5.359238     5.620899       2,231,951
BlackRock Diversified Sub-Account
 05/01/2004 to 12/31/2004............................  35.648033    38.474665           1,897
 01/01/2005 to 12/31/2005............................  38.474665    39.030259           3,967
 01/01/2006 to 12/31/2006............................  39.030259    42.453752           5,881
 01/01/2007 to 12/31/2007............................  42.453752    44.233821           8,024
 01/01/2008 to 12/31/2008............................  44.233821    32.744497           7,097
 01/01/2009 to 12/31/2009............................  32.744497    37.797674           6,437
 01/01/2010 to 12/31/2010............................  37.797674    40.764465           5,781
 01/01/2011 to 12/31/2011............................  40.764465    41.662422           5,252

                                                                     1.35% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Large Cap Core Sub-Account
 04/30/2007 to 12/31/2007....................................   7.903960     7.974482         243,509
 01/01/2008 to 12/31/2008....................................   7.974482     4.932134         228,768
 01/01/2009 to 12/31/2009....................................   4.932134     5.800104         238,306
 01/01/2010 to 12/31/2010....................................   5.800104     6.435067         239,639
 01/01/2011 to 12/31/2011....................................   6.435067     6.365158         231,550
BlackRock Large Cap Sub-Account
  (previously BlackRock Large Cap Sub-Account/(12)/)
 07/02/2001 to 12/31/2001....................................   7.143398     6.526287          20,628
 01/01/2002 to 12/31/2002....................................   6.526287     4.746421         124,713
 01/01/2003 to 12/31/2003....................................   4.746421     6.083269         241,556
 01/01/2004 to 12/31/2004....................................   6.083269     6.637515         327,032
 01/01/2005 to 12/31/2005....................................   6.637515     6.765961         315,340
 01/01/2006 to 12/31/2006....................................   6.765961     7.598944         295,699
 01/01/2007 to 04/27/2007....................................   7.598944     7.970544               0
BlackRock Large Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   1.070204     1.181023         222,093
 01/01/2005 to 12/31/2005....................................   1.181023     1.229983         601,557
 01/01/2006 to 12/31/2006....................................   1.229983     1.445668       1,017,651
 01/01/2007 to 12/31/2007....................................   1.445668     1.470807       1,351,592
 01/01/2008 to 12/31/2008....................................   1.470807     0.941580       1,464,805
 01/01/2009 to 12/31/2009....................................   0.941580     1.031642       1,647,986
 01/01/2010 to 12/31/2010....................................   1.031642     1.108659       1,636,704
 01/01/2011 to 12/31/2011....................................   1.108659     1.116244       1,501,606
BlackRock Large Cap Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002....................................   1.000000     0.792676         149,186
 01/01/2003 to 12/31/2003....................................   0.792676     1.058975         633,797
 01/01/2004 to 12/31/2004....................................   1.058975     1.183911       1,208,221
 01/01/2005 to 12/31/2005....................................   1.183911     1.234551       1,085,453
 01/01/2006 to 12/31/2006....................................   1.234551     1.451953       1,140,687
 01/01/2007 to 12/31/2007....................................   1.451953     1.479247       1,166,714
 01/01/2008 to 12/31/2008....................................   1.479247     0.948015         975,371
 01/01/2009 to 12/31/2009....................................   0.948015     1.039839         876,861
 01/01/2010 to 12/31/2010....................................   1.039839     1.118260         796,252
 01/01/2011 to 12/31/2011....................................   1.118260     1.126767         787,986
BlackRock Legacy Large Cap Growth Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.330500     2.554477          54,378
 01/01/2005 to 12/31/2005....................................   2.554477     2.690527         206,150
 01/01/2006 to 12/31/2006....................................   2.690527     2.757686         263,360
 01/01/2007 to 12/31/2007....................................   2.757686     3.221962         302,111
 01/01/2008 to 12/31/2008....................................   3.221962     2.012323         355,042
 01/01/2009 to 12/31/2009....................................   2.012323     2.710089         418,869
 01/01/2010 to 12/31/2010....................................   2.710089     3.194324         429,619
 01/01/2011 to 12/31/2011....................................   3.194324     2.863039         425,331
BlackRock Legacy Large Cap Growth Sub-Account (Class B)
  (formerly FI Large Cap Sub-Account/(14)/)
 05/01/2006 to 12/31/2006....................................  17.174056    17.379668           4,116
 01/01/2007 to 12/31/2007....................................  17.379668    17.783641           6,138
 01/01/2008 to 12/31/2008....................................  17.783641     9.658129           6,193
 01/01/2009 to 05/01/2009....................................   9.658129    10.080821               0

                                                                     1.35% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Legacy Large Cap Growth Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.999024     2.739942         165,746
 01/01/2002 to 12/31/2002....................................   2.739942     1.804690       1,376,184
 01/01/2003 to 12/31/2003....................................   1.804690     2.402031       2,242,123
 01/01/2004 to 12/31/2004....................................   2.402031     2.573699       2,420,784
 01/01/2005 to 12/31/2005....................................   2.573699     2.713259       2,079,100
 01/01/2006 to 12/31/2006....................................   2.713259     2.783993       1,829,333
 01/01/2007 to 12/31/2007....................................   2.783993     3.255744       1,808,823
 01/01/2008 to 12/31/2008....................................   3.255744     2.035439       1,666,543
 01/01/2009 to 12/31/2009....................................   2.035439     2.743607       1,431,377
 01/01/2010 to 12/31/2010....................................   2.743607     3.238003       1,201,786
 01/01/2011 to 12/31/2011....................................   3.238003     2.905120       1,053,299
BlackRock Money Market Sub-Account (Class B)
 07/02/2001 to 12/31/2001....................................   2.235521     2.248592         869,330
 01/01/2002 to 12/31/2002....................................   2.248592     2.244279       2,741,837
 01/01/2003 to 12/31/2003....................................   2.244279     2.226473       4,235,857
 01/01/2004 to 12/31/2004....................................   2.226473     2.212661       3,325,994
 01/01/2005 to 12/31/2005....................................   2.212661     2.240630       3,111,335
 01/01/2006 to 12/31/2006....................................   2.240630     2.311275       2,932,154
 01/01/2007 to 12/31/2007....................................   2.311275     2.389891       3,163,873
 01/01/2008 to 12/31/2008....................................   2.389891     2.419040       4,663,226
 01/01/2009 to 12/31/2009....................................   2.419040     2.392645       3,422,317
 01/01/2010 to 12/31/2010....................................   2.392645     2.360561       2,863,519
 01/01/2011 to 12/31/2011....................................   2.360561     2.328993       2,587,647
Clarion Global Real Estate Sub-Account
 05/01/2004 to 12/31/2004....................................   9.998890    12.837948         110,329
 01/01/2005 to 12/31/2005....................................  12.837948    14.349118         275,585
 01/01/2006 to 12/31/2006....................................  14.349118    19.477708         453,846
 01/01/2007 to 12/31/2007....................................  19.477708    16.331587         511,634
 01/01/2008 to 12/31/2008....................................  16.331587     9.397492         486,586
 01/01/2009 to 12/31/2009....................................   9.397492    12.491908         489,565
 01/01/2010 to 12/31/2010....................................  12.491908    14.309532         442,539
 01/01/2011 to 12/31/2011....................................  14.309532    13.329346         418,066
Davis Venture Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.870725     3.090685         662,509
 01/01/2005 to 12/31/2005....................................   3.090685     3.354159       1,845,396
 01/01/2006 to 12/31/2006....................................   3.354159     3.783210       2,982,387
 01/01/2007 to 12/31/2007....................................   3.783210     3.894320       3,433,602
 01/01/2008 to 12/31/2008....................................   3.894320     2.323608       3,502,048
 01/01/2009 to 12/31/2009....................................   2.323608     3.018031       3,697,255
 01/01/2010 to 12/31/2010....................................   3.018031     3.326295       3,540,998
 01/01/2011 to 12/31/2011....................................   3.326295     3.141682       3,253,672
Davis Venture Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.797107     2.654425         441,860
 01/01/2002 to 12/31/2002....................................   2.654425     2.185385       3,544,762
 01/01/2003 to 12/31/2003....................................   2.185385     2.818779       6,131,831
 01/01/2004 to 12/31/2004....................................   2.818779     3.118527       6,895,437
 01/01/2005 to 12/31/2005....................................   3.118527     3.388693       6,611,460
 01/01/2006 to 12/31/2006....................................   3.388693     3.825009       6,238,689
 01/01/2007 to 12/31/2007....................................   3.825009     3.940683       5,566,242
 01/01/2008 to 12/31/2008....................................   3.940683     2.353684       5,130,878
 01/01/2009 to 12/31/2009....................................   2.353684     3.061202       4,347,293
 01/01/2010 to 12/31/2010....................................   3.061202     3.377060       3,927,359
 01/01/2011 to 12/31/2011....................................   3.377060     3.192625       3,985,599

                                                                1.35% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
FI Value Leaders Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...............................   2.313951     2.610948          23,165
 01/01/2005 to 12/31/2005...............................   2.610948     2.844750         107,176
 01/01/2006 to 12/31/2006...............................   2.844750     3.133975         252,821
 01/01/2007 to 12/31/2007...............................   3.133975     3.213529         334,704
 01/01/2008 to 12/31/2008...............................   3.213529     1.930673         277,483
 01/01/2009 to 12/31/2009...............................   1.930673     2.314054         275,367
 01/01/2010 to 12/31/2010...............................   2.314054     2.609004         261,663
 01/01/2011 to 12/31/2011...............................   2.609004     2.409750         225,686
FI Value Leaders Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................   2.609765     2.369929          44,802
 01/01/2002 to 12/31/2002...............................   2.369929     1.880732         386,064
 01/01/2003 to 12/31/2003...............................   1.880732     2.351730         802,697
 01/01/2004 to 12/31/2004...............................   2.351730     2.634773         807,025
 01/01/2005 to 12/31/2005...............................   2.634773     2.873216         751,618
 01/01/2006 to 12/31/2006...............................   2.873216     3.168397         792,595
 01/01/2007 to 12/31/2007...............................   3.168397     3.252015         715,382
 01/01/2008 to 12/31/2008...............................   3.252015     1.956005         558,191
 01/01/2009 to 12/31/2009...............................   1.956005     2.347742         483,189
 01/01/2010 to 12/31/2010...............................   2.347742     2.649744         413,851
 01/01/2011 to 12/31/2011...............................   2.649744     2.449651         411,382
Harris Oakmark International Sub-Account (Class B)/(6)/
 05/01/2003 to 12/31/2003...............................   0.875803     1.176753         580,830
 01/01/2004 to 12/31/2004...............................   1.176753     1.399207       1,886,163
 01/01/2005 to 12/31/2005...............................   1.399207     1.577033       3,772,112
 01/01/2006 to 12/31/2006...............................   1.577033     2.004813       5,385,433
 01/01/2007 to 12/31/2007...............................   2.004813     1.955662       5,916,229
 01/01/2008 to 12/31/2008...............................   1.955662     1.140547       5,256,145
 01/01/2009 to 12/31/2009...............................   1.140547     1.744845       4,962,350
 01/01/2010 to 12/31/2010...............................   1.744845     2.004122       4,722,724
 01/01/2011 to 12/31/2011...............................   2.004122     1.695421       4,471,265
Harris Oakmark International Sub-Account (Class E)/(7)/
 05/01/2002 to 12/31/2002...............................   1.059909     0.884331          32,461
 01/01/2003 to 12/31/2003...............................   0.884331     1.179161         558,061
 01/01/2004 to 12/31/2004...............................   1.179161     1.403980       1,235,141
 01/01/2005 to 12/31/2005...............................   1.403980     1.582926       1,670,051
 01/01/2006 to 12/31/2006...............................   1.582926     2.014435       1,956,424
 01/01/2007 to 12/31/2007...............................   2.014435     1.967407       2,071,297
 01/01/2008 to 12/31/2008...............................   1.967407     1.148527       1,598,579
 01/01/2009 to 12/31/2009...............................   1.148527     1.759371       1,287,643
 01/01/2010 to 12/31/2010...............................   1.759371     2.022296       1,103,256
 01/01/2011 to 12/31/2011...............................   2.022296     1.713504       1,408,447
Invesco Small Cap Growth Sub-account
 05/01/2002 to 12/31/2002...............................   1.122499     0.847818         145,764
 01/01/2003 to 12/31/2003...............................   0.847818     1.161541         533,469
 01/01/2004 to 12/31/2004...............................   1.161541     1.219636         685,966
 01/01/2005 to 12/31/2005...............................   1.219636     1.302792         734,063
 01/01/2006 to 12/31/2006...............................   1.302792     1.467668         675,061
 01/01/2007 to 12/31/2007...............................   1.467668     1.608183         627,180
 01/01/2008 to 12/31/2008...............................   1.608183     0.972099         586,321
 01/01/2009 to 12/31/2009...............................   0.972099     1.283418         629,550
 01/01/2010 to 12/31/2010...............................   1.283418     1.597752         630,761
 01/01/2011 to 12/31/2011...............................   1.597752     1.559329         639,344

                                                                 1.35% VARIABLE ACCOUNT CHARGE
                                                          --------------------------------------------
                                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                                           OF PERIOD    OF PERIOD       OF PERIOD
                                                          ------------ ------------ ------------------
Janus Forty Sub-Account
 04/30/2007 to 12/31/2007................................  147.677871   181.223037          4,374
 01/01/2008 to 12/31/2008................................  181.223037   103.701306         17,538
 01/01/2009 to 12/31/2009................................  103.701306   146.155656         24,055
 01/01/2010 to 12/31/2010................................  146.155656   157.747000         23,100
 01/01/2011 to 12/31/2011................................  157.747000   143.893132         19,728
Jennison Growth Sub-Account (Class B)
 05/01/2005 to 12/31/2005................................    0.407936     0.490176         94,714
 01/01/2006 to 12/31/2006................................    0.490176     0.495826        200,531
 01/01/2007 to 12/31/2007................................    0.495826     0.544850        265,792
 01/01/2008 to 12/31/2008................................    0.544850     0.341075        472,844
 01/01/2009 to 12/31/2009................................    0.341075     0.469632        577,549
 01/01/2010 to 12/31/2010................................    0.469632     0.515758        647,544
 01/01/2011 to 12/31/2011................................    0.515758     0.509985        647,022
Jennison Growth Subaccount (Class B)/(8)(10)
  /(previously Met/Putnam Voyager Sub-Account (Class B))
 05/01/2004 to 12/31/2004................................    0.423422     0.442180         32,719
 01/01/2005 to 04/30/2005................................    0.442180     0.403043              0
Jennison Growth Sub-Account (Class E)
 05/01/2005 to 12/31/2005................................    0.408221     0.491229      1,720,408
 01/01/2006 to 12/31/2006................................    0.491229     0.497254      1,596,002
 01/01/2007 to 12/31/2007................................    0.497254     0.547180      1,215,905
 01/01/2008 to 12/31/2008................................    0.547180     0.342388      1,055,287
 01/01/2009 to 12/31/2009................................    0.342388     0.472516      1,013,397
 01/01/2010 to 12/31/2010................................    0.472516     0.519521      1,069,430
 01/01/2011 to 12/31/2011................................    0.519521     0.514142        989,978
Jennison Growth Subaccount (Class E)/(9)(10)
  /(previously Met/Putnam Voyager Sub-Account (Class E))
 07/02/2001 to 12/31/2001................................    0.574821     0.492742        112,128
 01/01/2002 to 12/31/2002................................    0.492742     0.345299      1,428,969
 01/01/2003 to 12/31/2003................................    0.345299     0.428230      1,722,848
 01/01/2004 to 12/31/2004................................    0.428230     0.442188      1,672,132
 01/01/2005 to 04/30/2005................................    0.442188     0.407063              0
Lazard Mid Cap Sub-Account
 05/01/2002 to 12/31/2002................................    1.140016     0.967184        213,941
 01/01/2003 to 12/31/2003................................    0.967184     1.203982        814,656
 01/01/2004 to 12/31/2004................................    1.203982     1.358864        985,057
 01/01/2005 to 12/31/2005................................    1.358864     1.448735        958,798
 01/01/2006 to 12/31/2006................................    1.448735     1.639120        828,282
 01/01/2007 to 12/31/2007................................    1.639120     1.573194      1,032,533
 01/01/2008 to 12/31/2008................................    1.573194     0.957594      1,005,787
 01/01/2009 to 12/31/2009................................    0.957594     1.292060        922,260
 01/01/2010 to 12/31/2010................................    1.292060     1.566137        795,953
 01/01/2011 to 12/31/2011................................    1.566137     1.463655        776,709

                                                                           1.35% VARIABLE ACCOUNT CHARGE
                                                                    --------------------------------------------
                                                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                                                     UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                    AT BEGINNING    AT END    OUTSTANDING AT END
                                                                     OF PERIOD    OF PERIOD       OF PERIOD
                                                                    ------------ ------------ ------------------
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Partners Aggressive Growth
  Sub-Account/(5)(13)/)
 07/02/2001 to 12/31/2001..........................................   0.951810     0.774950         212,536
 01/01/2002 to 12/31/2002..........................................   0.774950     0.528917         890,937
 01/01/2003 to 12/31/2003..........................................   0.528917     0.677876       1,542,446
 01/01/2004 to 12/31/2004..........................................   0.677876     0.725210       1,804,841
 01/01/2005 to 12/31/2005..........................................   0.725210     0.812651       1,758,953
 01/01/2006 to 12/31/2006..........................................   0.812651     0.787846       1,661,717
 01/01/2007 to 12/31/2007..........................................   0.787846     0.794843       1,285,456
 01/01/2008 to 12/31/2008..........................................   0.794843     0.477925       1,182,457
 01/01/2009 to 12/31/2009..........................................   0.477925     0.626936       1,089,670
 01/01/2010 to 12/31/2010..........................................   0.626936     0.765664       1,088,075
 01/01/2011 to 12/31/2011..........................................   0.765664     0.779950         688,067
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Value Equity Sub-Account (Class B)/(16)/)
 05/01/2006 to 12/31/2006..........................................   9.387302    10.067298          20,375
 01/01/2007 to 12/31/2007..........................................  10.067298     9.344941          25,021
 01/01/2008 to 12/31/2008..........................................   9.344941     4.184042          44,208
 01/01/2009 to 12/31/2009..........................................   4.184042     5.695318          40,850
 01/01/2010 to 12/31/2010..........................................   5.695318     6.031119          54,806
 01/01/2011 to 04/29/2011..........................................   6.031119     6.413995               0
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011..........................................   0.648330     0.588298       2,286,679
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
  (previously Legg Mason Value Equity Sub-Account (Class E)/(17)/)
 05/01/2006 to 12/31/2006..........................................   0.946478     1.015425       1,497,334
 01/01/2007 to 12/31/2007..........................................   1.015425     0.943518       1,718,668
 01/01/2008 to 12/31/2008..........................................   0.943518     0.422806       1,854,214
 01/01/2009 to 12/31/2009..........................................   0.422806     0.575490       1,635,636
 01/01/2010 to 12/31/2010..........................................   0.575490     0.609647       1,646,520
 01/01/2011 to 04/29/2011..........................................   0.609647     0.648401               0
Loomis Sayles Small Cap Core Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004..........................................   2.353603     2.667795         142,465
 01/01/2005 to 12/31/2005..........................................   2.667795     2.807855         411,440
 01/01/2006 to 12/31/2006..........................................   2.807855     3.224486         701,160
 01/01/2007 to 12/31/2007..........................................   3.224486     3.550815         867,082
 01/01/2008 to 12/31/2008..........................................   3.550815     2.239960         888,968
 01/01/2009 to 12/31/2009..........................................   2.239960     2.871293         928,620
 01/01/2010 to 12/31/2010..........................................   2.871293     3.603603         856,965
 01/01/2011 to 12/31/2011..........................................   3.603603     3.567425         772,935
Loomis Sayles Small Cap Core Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001..........................................   2.383050     2.255570          52,241
 01/01/2002 to 12/31/2002..........................................   2.255570     1.743692         707,530
 01/01/2003 to 12/31/2003..........................................   1.743692     2.344473       1,480,073
 01/01/2004 to 12/31/2004..........................................   2.344473     2.687786       1,827,947
 01/01/2005 to 12/31/2005..........................................   2.687786     2.831410       1,644,032
 01/01/2006 to 12/31/2006..........................................   2.831410     3.254656       1,525,531
 01/01/2007 to 12/31/2007..........................................   3.254656     3.587439       1,517,743
 01/01/2008 to 12/31/2008..........................................   3.587439     2.265340       1,401,240
 01/01/2009 to 12/31/2009..........................................   2.265340     2.906595       1,290,874
 01/01/2010 to 12/31/2010..........................................   2.906595     3.651650       1,099,733
 01/01/2011 to 12/31/2011..........................................   3.651650     3.618656         961,956

                                                             1.35% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Loomis Sayles Small Cap Growth Sub-Account
 07/02/2001 to 12/31/2001............................   0.953804     0.880011         258,180
 01/01/2002 to 12/31/2002............................   0.880011     0.624749       1,365,065
 01/01/2003 to 12/31/2003............................   0.624749     0.891300       2,155,256
 01/01/2004 to 12/31/2004............................   0.891300     0.977339       2,642,995
 01/01/2005 to 12/31/2005............................   0.977339     1.006611       2,730,470
 01/01/2006 to 12/31/2006............................   1.006611     1.089682       2,764,354
 01/01/2007 to 12/31/2007............................   1.089682     1.121378       2,635,921
 01/01/2008 to 12/31/2008............................   1.121378     0.649289       2,367,434
 01/01/2009 to 12/31/2009............................   0.649289     0.830682       2,328,969
 01/01/2010 to 12/31/2010............................   0.830682     1.076456       2,025,623
 01/01/2011 to 12/31/2011............................   1.076456     1.091206       1,903,332
Lord Abbett Bond Debenture Sub-Account
 07/02/2001 to 12/31/2001............................   1.366705     1.374725          65,506
 01/01/2002 to 12/31/2002............................   1.374725     1.348510       1,037,918
 01/01/2003 to 12/31/2003............................   1.348510     1.585325       3,312,961
 01/01/2004 to 12/31/2004............................   1.585325     1.691740       4,095,184
 01/01/2005 to 12/31/2005............................   1.691740     1.694043       4,436,764
 01/01/2006 to 12/31/2006............................   1.694043     1.824281       4,640,375
 01/01/2007 to 12/31/2007............................   1.824281     1.917569       4,815,422
 01/01/2008 to 12/31/2008............................   1.917569     1.539851       3,818,036
 01/01/2009 to 12/31/2009............................   1.539851     2.077861       3,412,930
 01/01/2010 to 12/31/2010............................   2.077861     2.315804       3,073,023
 01/01/2011 to 12/31/2011............................   2.315804     2.386698       3,180,898
Met/Artisan Mid Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   3.028873     3.287838         403,355
 01/01/2005 to 12/31/2005............................   3.287838     3.558773         915,002
 01/01/2006 to 12/31/2006............................   3.558773     3.938606       1,205,771
 01/01/2007 to 12/31/2007............................   3.938606     3.610604       1,281,844
 01/01/2008 to 12/31/2008............................   3.610604     1.918751       1,305,553
 01/01/2009 to 12/31/2009............................   1.918751     2.672911       1,334,555
 01/01/2010 to 12/31/2010............................   2.672911     3.026320       1,218,683
 01/01/2011 to 12/31/2011............................   3.026320     3.179614       1,123,108
Met/Artisan Mid Cap Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   2.518576     2.639391         401,779
 01/01/2002 to 12/31/2002............................   2.639391     2.370004       3,706,789
 01/01/2003 to 12/31/2003............................   2.370004     3.097009       6,468,059
 01/01/2004 to 12/31/2004............................   3.097009     3.353935       7,196,581
 01/01/2005 to 12/31/2005............................   3.353935     3.633810       6,767,545
 01/01/2006 to 12/31/2006............................   3.633810     4.025687       5,792,113
 01/01/2007 to 12/31/2007............................   4.025687     3.694118       5,021,337
 01/01/2008 to 12/31/2008............................   3.694118     1.965080       4,442,394
 01/01/2009 to 12/31/2009............................   1.965080     2.740122       3,821,515
 01/01/2010 to 12/31/2010............................   2.740122     3.105461       3,224,952
 01/01/2011 to 12/31/2011............................   3.105461     3.266059       3,414,413
Met/Franklin Income Sub-Account
 04/28/2008 to 12/31/2008............................   9.998521     7.989131           4,642
 01/01/2009 to 12/31/2009............................   7.989131    10.075438           9,878
 01/01/2010 to 12/31/2010............................  10.075438    11.115363          11,881
 01/01/2011 to 12/31/2011............................  11.115363    11.200671          56,263
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011............................   9.988152     9.770313           1,283

                                                                       1.35% VARIABLE ACCOUNT CHARGE
                                                                --------------------------------------------
                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                AT BEGINNING    AT END    OUTSTANDING AT END
                                                                 OF PERIOD    OF PERIOD       OF PERIOD
                                                                ------------ ------------ ------------------
Met/Franklin Mutual Shares Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998521     6.602419          2,685
 01/01/2009 to 12/31/2009......................................   6.602419     8.134820          9,112
 01/01/2010 to 12/31/2010......................................   8.134820     8.910481         13,413
 01/01/2011 to 12/31/2011......................................   8.910481     8.743166         13,556
Met/Franklin Templeton Founding Strategy Sub-Account
  (Class C)
 04/28/2008 to 12/31/2008......................................   9.998521     7.036064         20,715
 01/01/2009 to 12/31/2009......................................   7.036064     8.923678         37,803
 01/01/2010 to 12/31/2010......................................   8.923678     9.688494         50,133
 01/01/2011 to 12/31/2011......................................   9.688494     9.390567         57,236
Met/Templeton Growth Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998521     6.571546          1,838
 01/01/2009 to 12/31/2009......................................   6.571546     8.598375          3,777
 01/01/2010 to 12/31/2010......................................   8.598375     9.132818          3,883
 01/01/2011 to 12/31/2011......................................   9.132818     8.389147         27,311
MetLife Aggressive Strategy Sub-Account
 05/02/2011 to 12/31/2011......................................  12.197370    10.449559         69,775
MetLife Aggressive Strategy Sub-Account
  (previously MetLife Aggressive Allocation Sub-Account/(18)/)
 05/01/2005 to 12/31/2005......................................   9.998890    11.154317          2,882
 01/01/2006 to 12/31/2006......................................  11.154317    12.728431        136,098
 01/01/2007 to 12/31/2007......................................  12.728431    12.967317        132,254
 01/01/2008 to 12/31/2008......................................  12.967317     7.618291         75,811
 01/01/2009 to 12/31/2009......................................   7.618291     9.882929         69,655
 01/01/2010 to 12/31/2010......................................   9.882929    11.280381         67,598
 01/01/2011 to 04/29/2011......................................  11.280381    12.233916              0
MetLife Conservative Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998890    10.303196          3,072
 01/01/2006 to 12/31/2006......................................  10.303196    10.865903         14,670
 01/01/2007 to 12/31/2007......................................  10.865903    11.316619         19,347
 01/01/2008 to 12/31/2008......................................  11.316619     9.558158        149,516
 01/01/2009 to 12/31/2009......................................   9.558158    11.365537        179,156
 01/01/2010 to 12/31/2010......................................  11.365537    12.340301        283,863
 01/01/2011 to 12/31/2011......................................  12.340301    12.571162        302,342
MetLife Conservative to Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998890    10.521194         10,357
 01/01/2006 to 12/31/2006......................................  10.521194    11.358570         82,077
 01/01/2007 to 12/31/2007......................................  11.358570    11.744567        255,838
 01/01/2008 to 12/31/2008......................................  11.744567     9.084388        390,438
 01/01/2009 to 12/31/2009......................................   9.084388    11.084648        551,997
 01/01/2010 to 12/31/2010......................................  11.084648    12.196592        631,138
 01/01/2011 to 12/31/2011......................................  12.196592    12.159605        631,638

                                                              1.35% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
MetLife Mid Cap Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   1.051488     1.030593          46,529
 01/01/2002 to 12/31/2002.............................   1.030593     0.863149         722,105
 01/01/2003 to 12/31/2003.............................   0.863149     1.145792       2,198,172
 01/01/2004 to 12/31/2004.............................   1.145792     1.308088       2,709,058
 01/01/2005 to 12/31/2005.............................   1.308088     1.445738       2,870,524
 01/01/2006 to 12/31/2006.............................   1.445738     1.566559       2,955,137
 01/01/2007 to 12/31/2007.............................   1.566559     1.661606       2,736,501
 01/01/2008 to 12/31/2008.............................   1.661606     1.042919       2,809,961
 01/01/2009 to 12/31/2009.............................   1.042919     1.407334       2,733,606
 01/01/2010 to 12/31/2010.............................   1.407334     1.749407       2,525,102
 01/01/2011 to 12/31/2011.............................   1.749407     1.688243       2,680,359
MetLife Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998890    10.752070         126,081
 01/01/2006 to 12/31/2006.............................  10.752070    11.864211         499,022
 01/01/2007 to 12/31/2007.............................  11.864211    12.212967       1,155,607
 01/01/2008 to 12/31/2008.............................  12.212967     8.598785       1,585,046
 01/01/2009 to 12/31/2009.............................   8.598785    10.734187       2,148,754
 01/01/2010 to 12/31/2010.............................  10.734187    11.985168       1,984,412
 01/01/2011 to 12/31/2011.............................  11.985168    11.662922       1,957,475
MetLife Moderate to Aggressive Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998890    10.978002         193,029
 01/01/2006 to 12/31/2006.............................  10.978002    12.370963         971,283
 01/01/2007 to 12/31/2007.............................  12.370963    12.674051       2,264,451
 01/01/2008 to 12/31/2008.............................  12.674051     8.112800       2,941,275
 01/01/2009 to 12/31/2009.............................   8.112800    10.332698       3,273,638
 01/01/2010 to 12/31/2010.............................  10.332698    11.692668       3,140,013
 01/01/2011 to 12/31/2011.............................  11.692668    11.101051       2,955,066
MetLife Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   3.807341     3.528018          64,482
 01/01/2002 to 12/31/2002.............................   3.528018     2.696948         652,639
 01/01/2003 to 12/31/2003.............................   2.696948     3.402424       1,619,258
 01/01/2004 to 12/31/2004.............................   3.402424     3.701714       1,851,273
 01/01/2005 to 12/31/2005.............................   3.701714     3.812026       1,876,561
 01/01/2006 to 12/31/2006.............................   3.812026     4.332201       1,840,391
 01/01/2007 to 12/31/2007.............................   4.332201     4.486409       1,686,547
 01/01/2008 to 12/31/2008.............................   4.486409     2.776921       1,602,952
 01/01/2009 to 12/31/2009.............................   2.776921     3.449827       1,610,244
 01/01/2010 to 12/31/2010.............................   3.449827     3.896781       1,574,839
 01/01/2011 to 12/31/2011.............................   3.896781     3.907505       1,622,602
MFS(R) Investors Trust Sub-Account (Class B)/(11)/
 05/01/2004 to 12/31/2004.............................   7.709722     8.549344          10,133
 01/01/2005 to 12/31/2005.............................   8.549344     9.017183          15,676
 01/01/2006 to 04/30/2006.............................   9.017183     9.425733          15,630
MFS(R) Investors Trust Sub-Account (Class E)/(11)/
 07/02/2001 to 12/31/2001.............................   0.895771     0.830635         227,620
 01/01/2002 to 12/31/2002.............................   0.830635     0.653612         852,130
 01/01/2003 to 12/31/2003.............................   0.653612     0.783495       1,327,287
 01/01/2004 to 12/31/2004.............................   0.783495     0.860136       1,876,224
 01/01/2005 to 12/31/2005.............................   0.860136     0.909004       1,706,218
 01/01/2006 to 04/30/2006.............................   0.909004     0.950499               0

                                                            1.35% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
MFS(R) Investors Trust Sub-Account/(2)(11)/
  (previously MFS(R) Research Managers Sub-Account)
 07/02/2001 to 12/31/2001...........................   0.977250     0.877224          59,840
 01/01/2002 to 12/31/2002...........................   0.877224     0.655964         253,040
 01/01/2003 to 12/31/2003...........................   0.655964     0.801952         407,327
 01/01/2004 to 04/30/2004...........................   0.801952     0.816603         495,237
MFS(R) Research International Sub-Account
 07/02/2001 to 12/31/2001...........................   0.926780     0.848208         161,048
 01/01/2002 to 12/31/2002...........................   0.848208     0.738078       1,165,514
 01/01/2003 to 12/31/2003...........................   0.738078     0.961516       2,377,369
 01/01/2004 to 12/31/2004...........................   0.961516     1.134133       2,677,862
 01/01/2005 to 12/31/2005...........................   1.134133     1.302727       3,067,021
 01/01/2006 to 12/31/2006...........................   1.302727     1.626729       3,493,691
 01/01/2007 to 12/31/2007...........................   1.626729     1.818097       4,016,551
 01/01/2008 to 12/31/2008...........................   1.818097     1.033762       5,131,117
 01/01/2009 to 12/31/2009...........................   1.033762     1.341842       5,312,116
 01/01/2010 to 12/31/2010...........................   1.341842     1.474838       5,099,303
 01/01/2011 to 12/31/2011...........................   1.474838     1.299199       4,708,516
MFS(R) Total Return Sub-Account
 05/01/2004 to 12/31/2004...........................   3.707949     4.033161         891,992
 01/01/2005 to 12/31/2005...........................   4.033161     4.092670       1,090,624
 01/01/2006 to 12/31/2006...........................   4.092670     4.519799       1,090,122
 01/01/2007 to 12/31/2007...........................   4.519799     4.642465         948,031
 01/01/2008 to 12/31/2008...........................   4.642465     3.556487         831,250
 01/01/2009 to 12/31/2009...........................   3.556487     4.151037         750,037
 01/01/2010 to 12/31/2010...........................   4.151037     4.496660         708,447
 01/01/2011 to 12/31/2011...........................   4.496660     4.532268         753,060
MFS(R) Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...........................   1.216777     1.313504         679,014
 01/01/2005 to 12/31/2005...........................   1.313504     1.274552       1,223,840
 01/01/2006 to 12/31/2006...........................   1.274552     1.481821       1,594,820
 01/01/2007 to 12/31/2007...........................   1.481821     1.402988       1,740,041
 01/01/2008 to 12/31/2008...........................   1.402988     0.917627       1,795,866
 01/01/2009 to 12/31/2009...........................   0.917627     1.091681       1,944,606
 01/01/2010 to 12/31/2010...........................   1.091681     1.197455       1,886,735
 01/01/2011 to 12/31/2011...........................   1.197455     1.188980       1,759,347
MFS(R) Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002...........................   1.186098     0.973172         648,931
 01/01/2003 to 12/31/2003...........................   0.973172     1.203420       2,333,920
 01/01/2004 to 12/31/2004...........................   1.203420     1.321289       2,689,824
 01/01/2005 to 12/31/2005...........................   1.321289     1.283513       2,454,270
 01/01/2006 to 12/31/2006...........................   1.283513     1.493439       2,168,763
 01/01/2007 to 12/31/2007...........................   1.493439     1.415424       2,219,650
 01/01/2008 to 12/31/2008...........................   1.415424     0.927047       2,065,879
 01/01/2009 to 12/31/2009...........................   0.927047     1.103674       2,144,924
 01/01/2010 to 12/31/2010...........................   1.103674     1.211417       1,704,553
 01/01/2011 to 12/31/2011...........................   1.211417     1.204838       1,453,883
MFS(R) Total Return Sub-Account/(1)/
  (previously Balanced Sub-Account)
 07/02/2001 to 12/31/2001...........................   1.504179     1.477444          45,831
 01/01/2002 to 12/31/2002...........................   1.477444     1.257572         858,351
 01/01/2003 to 12/31/2003...........................   1.257572     1.484283       1,751,585
 01/01/2004 to 04/30/2004...........................   1.484283     1.471564       2,020,425

                                                                 1.35% VARIABLE ACCOUNT CHARGE
                                                          --------------------------------------------
                                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                                           OF PERIOD    OF PERIOD       OF PERIOD
                                                          ------------ ------------ ------------------
Morgan Stanley EAFE(R) Index Sub-Account
 07/02/2001 to 12/31/2001................................   0.945862     0.852843          67,835
 01/01/2002 to 12/31/2002................................   0.852843     0.700383       1,081,587
 01/01/2003 to 12/31/2003................................   0.700383     0.948053       2,542,236
 01/01/2004 to 12/31/2004................................   0.948053     1.115559       3,433,665
 01/01/2005 to 12/31/2005................................   1.115559     1.242979       3,570,990
 01/01/2006 to 12/31/2006................................   1.242979     1.538418       3,451,194
 01/01/2007 to 12/31/2007................................   1.538418     1.677344       3,239,163
 01/01/2008 to 12/31/2008................................   1.677344     0.956470       3,295,162
 01/01/2009 to 12/31/2009................................   0.956470     1.210584       2,975,114
 01/01/2010 to 12/31/2010................................   1.210584     1.288868       3,162,899
 01/01/2011 to 12/31/2011................................   1.288868     1.110769       3,119,098
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010................................   1.295939     1.505621       1,179,757
 01/01/2011 to 12/31/2011................................   1.505621     1.382649       1,142,137
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account/(4)/)
 05/01/2002 to 12/31/2002................................   1.000000     0.810632          97,989
 01/01/2003 to 12/31/2003................................   0.810632     1.136381         390,452
 01/01/2004 to 04/30/2004................................   1.136381     1.126278         732,700
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account and
  before that Janus Mid Cap Sub-Account/(3)/))
 07/02/2001 to 12/31/2001................................   1.883025     1.552394          61,360
 01/01/2002 to 12/31/2002................................   1.552394     1.084738         353,346
 01/01/2003 to 12/31/2003................................   1.084738     1.437020         558,019
 01/01/2004 to 12/31/2004................................   1.437020     1.656261       1,248,080
 01/01/2005 to 12/31/2005................................   1.656261     1.742997       1,176,022
 01/01/2006 to 12/31/2006................................   1.742997     1.918455       1,284,135
 01/01/2007 to 12/31/2007................................   1.918455     2.046095       1,146,092
 01/01/2008 to 12/31/2008................................   2.046095     0.899632       1,230,000
 01/01/2009 to 12/31/2009................................   0.899632     1.185193       1,234,717
 01/01/2010 to 04/30/2010................................   1.185193     1.282950               0
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class B)/(8)(15)/)
 05/01/2004 to 12/31/2004................................   1.614218     1.816649         923,895
 01/01/2005 to 12/31/2005................................   1.816649     1.862435       1,599,991
 01/01/2006 to 12/31/2006................................   1.862435     2.139664       1,823,090
 01/01/2007 to 12/31/2007................................   2.139664     2.032896       1,845,494
 01/01/2008 to 12/31/2008................................   2.032896     1.232305       1,721,266
 01/01/2009 to 12/31/2009................................   1.232305     1.371817       1,865,294
 01/01/2010 to 12/31/2010................................   1.371817     1.642275       1,850,454
 01/01/2011 to 12/31/2011................................   1.642275     1.709522       1,616,156

                                                            1.35% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class E)/(9)(15)/)
 07/02/2001 to 12/31/2001...........................   1.429451     1.399052         558,279
 01/01/2002 to 12/31/2002...........................   1.399052     1.083716       5,041,638
 01/01/2003 to 12/31/2003...........................   1.083716     1.602866       8,227,912
 01/01/2004 to 12/31/2004...........................   1.602866     1.821151       9,465,838
 01/01/2005 to 12/31/2005...........................   1.821151     1.867886       8,568,287
 01/01/2006 to 12/31/2006...........................   1.867886     2.149597       7,641,077
 01/01/2007 to 12/31/2007...........................   2.149597     2.044760       6,645,180
 01/01/2008 to 12/31/2008...........................   2.044760     1.240595       5,795,912
 01/01/2009 to 12/31/2009...........................   1.240595     1.382109       5,376,855
 01/01/2010 to 12/31/2010...........................   1.382109     1.656104       4,610,469
 01/01/2011 to 12/31/2011...........................   1.656104     1.724764       4,596,313
Neuberger Berman Mid Cap Value Sub-Account
 07/02/2001 to 12/31/2001...........................   1.552941     1.503129          34,558
 01/01/2002 to 12/31/2002...........................   1.503129     1.335969         361,709
 01/01/2003 to 12/31/2003...........................   1.335969     1.794722       1,093,194
 01/01/2004 to 12/31/2004...........................   1.794722     2.171830       2,103,590
 01/01/2005 to 12/31/2005...........................   2.171830     2.398373       2,806,108
 01/01/2006 to 12/31/2006...........................   2.398373     2.631265       3,350,874
 01/01/2007 to 12/31/2007...........................   2.631265     2.678622       3,583,350
 01/01/2008 to 12/31/2008...........................   2.678622     1.387961       3,580,080
 01/01/2009 to 12/31/2009...........................   1.387961     2.023101       3,368,325
 01/01/2010 to 12/31/2010...........................   2.023101     2.515933       3,000,304
 01/01/2011 to 12/31/2011...........................   2.515933     2.316596       2,703,542
Oppenheimer Capital Appreciation Sub-Account
 05/01/2005 to 12/31/2005...........................   7.964511     8.650849          19,326
 01/01/2006 to 12/31/2006...........................   8.650849     9.185190          47,132
 01/01/2007 to 12/31/2007...........................   9.185190    10.356153          61,095
 01/01/2008 to 12/31/2008...........................  10.356153     5.523224          78,496
 01/01/2009 to 12/31/2009...........................   5.523224     7.830586          87,577
 01/01/2010 to 12/31/2010...........................   7.830586     8.451575          85,600
 01/01/2011 to 12/31/2011...........................   8.451575     8.223354          74,303
Oppenheimer Global Equity Sub-Account
 05/01/2004 to 12/31/2004...........................  12.798623    14.768490           5,741
 01/01/2005 to 12/31/2005...........................  14.768490    16.899352          30,573
 01/01/2006 to 12/31/2006...........................  16.899352    19.399664          51,265
 01/01/2007 to 12/31/2007...........................  19.399664    20.336533          63,694
 01/01/2008 to 12/31/2008...........................  20.336533    11.925811          65,761
 01/01/2009 to 12/31/2009...........................  11.925811    16.448896          67,241
 01/01/2010 to 12/31/2010...........................  16.448896    18.813136          67,428
 01/01/2011 to 12/31/2011...........................  18.813136    17.001221          71,625
PIMCO Inflation Protected Bond Sub-Account
 05/01/2006 to 12/31/2006...........................  11.011996    11.123317          15,802
 01/01/2007 to 12/31/2007...........................  11.123317    12.158272          75,524
 01/01/2008 to 12/31/2008...........................  12.158272    11.168445         358,149
 01/01/2009 to 12/31/2009...........................  11.168445    13.007430         380,255
 01/01/2010 to 12/31/2010...........................  13.007430    13.829023         413,878
 01/01/2011 to 12/31/2011...........................  13.829023    15.164142         416,807

                                               1.35% VARIABLE ACCOUNT CHARGE
                                        --------------------------------------------
                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                         OF PERIOD    OF PERIOD       OF PERIOD
                                        ------------ ------------ ------------------
PIMCO Total Return Sub-Account
 07/02/2001 to 12/31/2001..............   1.007769     1.054194          654,487
 01/01/2002 to 12/31/2002..............   1.054194     1.136725        7,591,886
 01/01/2003 to 12/31/2003..............   1.136725     1.169775       15,537,661
 01/01/2004 to 12/31/2004..............   1.169775     1.211528       18,151,277
 01/01/2005 to 12/31/2005..............   1.211528     1.222193       19,870,194
 01/01/2006 to 12/31/2006..............   1.222193     1.260325       20,087,566
 01/01/2007 to 12/31/2007..............   1.260325     1.337388       18,461,477
 01/01/2008 to 12/31/2008..............   1.337388     1.324814       16,166,800
 01/01/2009 to 12/31/2009..............   1.324814     1.542697       15,168,985
 01/01/2010 to 12/31/2010..............   1.542697     1.646369       13,559,012
 01/01/2011 to 12/31/2011..............   1.646369     1.675836       13,458,034
RCM Technology Sub-Account
 07/02/2001 to 12/31/2001..............   0.758038     0.609663           58,620
 01/01/2002 to 12/31/2002..............   0.609663     0.296343          684,856
 01/01/2003 to 12/31/2003..............   0.296343     0.460690        2,171,669
 01/01/2004 to 12/31/2004..............   0.460690     0.434898        2,948,050
 01/01/2005 to 12/31/2005..............   0.434898     0.476348        2,805,676
 01/01/2006 to 12/31/2006..............   0.476348     0.495105        2,703,866
 01/01/2007 to 12/31/2007..............   0.495105     0.642405        3,593,986
 01/01/2008 to 12/31/2008..............   0.642405     0.352044        4,286,555
 01/01/2009 to 12/31/2009..............   0.352044     0.552158        4,364,229
 01/01/2010 to 12/31/2010..............   0.552158     0.695603        4,203,131
 01/01/2011 to 12/31/2011..............   0.695603     0.618384        3,623,785
Russell 2000(R) Index Sub-Account
 07/02/2001 to 12/31/2001..............   1.219826     1.186373           69,714
 01/01/2002 to 12/31/2002..............   1.186373     0.929131          980,925
 01/01/2003 to 12/31/2003..............   0.929131     1.335715        2,248,054
 01/01/2004 to 12/31/2004..............   1.335715     1.547082        2,975,158
 01/01/2005 to 12/31/2005..............   1.547082     1.592035        3,253,959
 01/01/2006 to 12/31/2006..............   1.592035     1.846888        3,394,157
 01/01/2007 to 12/31/2007..............   1.846888     1.790932        2,975,367
 01/01/2008 to 12/31/2008..............   1.790932     1.171923        2,745,422
 01/01/2009 to 12/31/2009..............   1.171923     1.452900        2,507,135
 01/01/2010 to 12/31/2010..............   1.452900     1.814410        2,086,159
 01/01/2011 to 12/31/2011..............   1.814410     1.713385        1,943,178
SSgA Growth and Income ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.516543    11.167932                0
 01/01/2007 to 12/31/2007..............  11.167932    11.612202              962
 01/01/2008 to 12/31/2008..............  11.612202     8.585168            6,088
 01/01/2009 to 12/31/2009..............   8.585168    10.578008           11,575
 01/01/2010 to 12/31/2010..............  10.578008    11.713492           83,057
 01/01/2011 to 12/31/2011..............  11.713492    11.679368          104,350
SSgA Growth ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.707472    11.422896            1,746
 01/01/2007 to 12/31/2007..............  11.422896    11.902093            4,520
 01/01/2008 to 12/31/2008..............  11.902093     7.870894            5,925
 01/01/2009 to 12/31/2009..............   7.870894    10.025004           13,939
 01/01/2010 to 12/31/2010..............  10.025004    11.290542           26,991
 01/01/2011 to 12/31/2011..............  11.290542    10.902286           43,459

                                                              1.35% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
T. Rowe Price Large Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.119764     1.213800         371,795
 01/01/2005 to 12/31/2005.............................   1.213800     1.273345       1,150,111
 01/01/2006 to 12/31/2006.............................   1.273345     1.418156       1,563,773
 01/01/2007 to 12/31/2007.............................   1.418156     1.527073       1,899,276
 01/01/2008 to 12/31/2008.............................   1.527073     0.873754       1,970,850
 01/01/2009 to 12/31/2009.............................   0.873754     1.233031       2,005,675
 01/01/2010 to 12/31/2010.............................   1.233031     1.420192       1,796,690
 01/01/2011 to 12/31/2011.............................   1.420192     1.382479       1,670,841
T. Rowe Price Mid Cap Growth Sub-Account
 07/02/2001 to 12/31/2001.............................   0.931134     0.824088         228,099
 01/01/2002 to 12/31/2002.............................   0.824088     0.454985       1,350,231
 01/01/2003 to 12/31/2003.............................   0.454985     0.613351       2,740,053
 01/01/2004 to 12/31/2004.............................   0.613351     0.712958       4,790,384
 01/01/2005 to 12/31/2005.............................   0.712958     0.806313       6,160,745
 01/01/2006 to 12/31/2006.............................   0.806313     0.844567       7,011,334
 01/01/2007 to 12/31/2007.............................   0.844567     0.980138       7,209,883
 01/01/2008 to 12/31/2008.............................   0.980138     0.582597       6,939,264
 01/01/2009 to 12/31/2009.............................   0.582597     0.836153       6,594,700
 01/01/2010 to 12/31/2010.............................   0.836153     1.053320       6,045,795
 01/01/2011 to 12/31/2011.............................   1.053320     1.022102       6,123,876
T. Rowe Price Small Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.242603     1.325197          59,871
 01/01/2005 to 12/31/2005.............................   1.325197     1.447577         267,157
 01/01/2006 to 12/31/2006.............................   1.447577     1.480039         517,577
 01/01/2007 to 12/31/2007.............................   1.480039     1.599275         669,674
 01/01/2008 to 12/31/2008.............................   1.599275     1.004753         714,896
 01/01/2009 to 12/31/2009.............................   1.004753     1.374261         771,037
 01/01/2010 to 12/31/2010.............................   1.374261     1.825817         770,383
 01/01/2011 to 12/31/2011.............................   1.825817     1.827453         819,719
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.............................   1.874647     1.988034         432,154
 01/01/2005 to 12/31/2005.............................   1.988034     2.011696       1,533,843
 01/01/2006 to 12/31/2006.............................   2.011696     2.080563       2,034,695
 01/01/2007 to 12/31/2007.............................   2.080563     2.128538       2,554,305
 01/01/2008 to 12/31/2008.............................   2.128538     1.780246       2,167,094
 01/01/2009 to 12/31/2009.............................   1.780246     2.316540       1,847,488
 01/01/2010 to 12/31/2010.............................   2.316540     2.570147       1,726,483
 01/01/2011 to 12/31/2011.............................   2.570147     2.683735       1,666,348
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001.............................   1.558017     1.594464         179,069
 01/01/2002 to 12/31/2002.............................   1.594464     1.720371       1,763,673
 01/01/2003 to 12/31/2003.............................   1.720371     1.909409       3,667,562
 01/01/2004 to 12/31/2004.............................   1.909409     2.005745       4,330,695
 01/01/2005 to 12/31/2005.............................   2.005745     2.031803       4,385,668
 01/01/2006 to 12/31/2006.............................   2.031803     2.101953       3,964,043
 01/01/2007 to 12/31/2007.............................   2.101953     2.154249       3,927,738
 01/01/2008 to 12/31/2008.............................   2.154249     1.804068       2,783,730
 01/01/2009 to 12/31/2009.............................   1.804068     2.349021       2,212,570
 01/01/2010 to 12/31/2010.............................   2.349021     2.610082       2,015,404
 01/01/2011 to 12/31/2011.............................   2.610082     2.727762       1,970,898

                                                 1.35% VARIABLE ACCOUNT CHARGE
                                          --------------------------------------------
                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                           OF PERIOD    OF PERIOD       OF PERIOD
                                          ------------ ------------ ------------------
Western Asset Management U.S. Government
  Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004................   1.549486     1.586955         461,685
 01/01/2005 to 12/31/2005................   1.586955     1.587510       1,337,696
 01/01/2006 to 12/31/2006................   1.587510     1.627597       1,955,732
 01/01/2007 to 12/31/2007................   1.627597     1.670419       2,204,360
 01/01/2008 to 12/31/2008................   1.670419     1.639189       1,706,447
 01/01/2009 to 12/31/2009................   1.639189     1.683195       1,669,197
 01/01/2010 to 12/31/2010................   1.683195     1.751837       1,506,088
 01/01/2011 to 12/31/2011................   1.751837     1.819419       1,498,268
Western Asset Management U.S. Government
  Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001................   1.439254     1.482873         406,922
 01/01/2002 to 12/31/2002................   1.482873     1.574516       3,752,623
 01/01/2003 to 12/31/2003................   1.574516     1.577453       5,859,702
 01/01/2004 to 12/31/2004................   1.577453     1.599901       5,492,094
 01/01/2005 to 12/31/2005................   1.599901     1.603439       5,566,349
 01/01/2006 to 12/31/2006................   1.603439     1.644880       5,050,463
 01/01/2007 to 12/31/2007................   1.644880     1.689764       4,233,768
 01/01/2008 to 12/31/2008................   1.689764     1.659908       3,477,432
 01/01/2009 to 12/31/2009................   1.659908     1.706197       3,066,563
 01/01/2010 to 12/31/2010................   1.706197     1.778781       2,626,887
 01/01/2011 to 12/31/2011................   1.778781     1.847686       2,503,494



                                                               1.60% VARIABLE ACCOUNT CHARGE
                                                        --------------------------------------------
                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                                         OF PERIOD    OF PERIOD       OF PERIOD
                                                        ------------ ------------ ------------------

American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006..............................  14.560847    15.263925          60,295
 01/01/2007 to 12/31/2007..............................  15.263925    15.520311         185,366
 01/01/2008 to 12/31/2008..............................  15.520311    13.845482         152,090
 01/01/2009 to 12/31/2009..............................  13.845482    15.343366         141,806
 01/01/2010 to 12/31/2010..............................  15.343366    16.072968         139,088
 01/01/2011 to 12/31/2011..............................  16.072968    16.784010         142,873
American Funds Global Small Capitalization Sub-Account
 07/02/2001 to 12/31/2001..............................   1.458585     1.345052         130,815
 01/01/2002 to 12/31/2002..............................   1.345052     1.071482         961,486
 01/01/2003 to 12/31/2003..............................   1.071482     1.618945       1,641,739
 01/01/2004 to 12/31/2004..............................   1.618945     1.925863       2,958,867
 01/01/2005 to 12/31/2005..............................   1.925863     2.375903       3,696,633
 01/01/2006 to 12/31/2006..............................   2.375903     2.900742       4,692,653
 01/01/2007 to 12/31/2007..............................   2.900742     3.466117       4,940,653
 01/01/2008 to 12/31/2008..............................   3.466117     1.585305       5,195,834
 01/01/2009 to 12/31/2009..............................   1.585305     2.516470       4,889,704
 01/01/2010 to 12/31/2010..............................   2.516470     3.031661       4,560,408
 01/01/2011 to 12/31/2011..............................   3.031661     2.412411       4,446,610

                                                 1.60% VARIABLE ACCOUNT CHARGE
                                          --------------------------------------------
                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                           OF PERIOD    OF PERIOD       OF PERIOD
                                          ------------ ------------ ------------------
American Funds Growth Sub-Account
 07/02/2001 to 12/31/2001................  12.540653    11.078671          95,874
 01/01/2002 to 12/31/2002................  11.078671     8.236410         893,722
 01/01/2003 to 12/31/2003................   8.236410    11.089325       1,811,737
 01/01/2004 to 12/31/2004................  11.089325    12.276627       2,524,388
 01/01/2005 to 12/31/2005................  12.276627    14.038670       2,807,059
 01/01/2006 to 12/31/2006................  14.038670    15.228136       2,948,975
 01/01/2007 to 12/31/2007................  15.228136    16.835562       2,865,929
 01/01/2008 to 12/31/2008................  16.835562     9.282386       2,820,296
 01/01/2009 to 12/31/2009................   9.282386    12.735363       2,662,096
 01/01/2010 to 12/31/2010................  12.735363    14.874702       2,448,426
 01/01/2011 to 12/31/2011................  14.874702    14.012970       2,306,376
American Funds Growth-Income Sub-Account
 07/02/2001 to 12/31/2001................   8.498265     8.240238         126,008
 01/01/2002 to 12/31/2002................   8.240238     6.621767       1,040,860
 01/01/2003 to 12/31/2003................   6.621767     8.629898       2,297,752
 01/01/2004 to 12/31/2004................   8.629898     9.373627       3,012,257
 01/01/2005 to 12/31/2005................   9.373627     9.763296       3,200,295
 01/01/2006 to 12/31/2006................   9.763296    11.069576       3,206,145
 01/01/2007 to 12/31/2007................  11.069576    11.442242       3,001,823
 01/01/2008 to 12/31/2008................  11.442242     6.998153       2,903,088
 01/01/2009 to 12/31/2009................   6.998153     9.038674       2,800,121
 01/01/2010 to 12/31/2010................   9.038674     9.911725       2,605,686
 01/01/2011 to 12/31/2011................   9.911725     9.576206       2,522,896



                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------

American Funds(R) Balanced Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.008465     7.011667         19,218
 01/01/2009 to 12/31/2009............................   7.011667     8.941853         28,385
 01/01/2010 to 12/31/2010............................   8.941853     9.889880         41,810
 01/01/2011 to 12/31/2011............................   9.889880     9.545193         46,167
American Funds(R) Growth Allocation Sub-Account
 04/28/2008 to 12/31/2008............................   9.998466     6.359814         91,557
 01/01/2009 to 12/31/2009............................   6.359814     8.406163        209,577
 01/01/2010 to 12/31/2010............................   8.406163     9.407014        208,434
 01/01/2011 to 12/31/2011............................   9.407014     8.837455        226,329
American Funds(R) Moderate Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.018465     7.685380          5,832
 01/01/2009 to 12/31/2009............................   7.685380     9.351642         41,898
 01/01/2010 to 12/31/2010............................   9.351642    10.135248         53,403
 01/01/2011 to 12/31/2011............................  10.135248    10.013751         46,959
Artio International Stock Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.181986     1.350228         54,651
 01/01/2005 to 12/31/2005............................   1.350228     1.565675        195,256
 01/01/2006 to 12/31/2006............................   1.565675     1.794512        447,790
 01/01/2007 to 12/31/2007............................   1.794512     1.947600        607,200
 01/01/2008 to 12/31/2008............................   1.947600     1.070810        460,819
 01/01/2009 to 12/31/2009............................   1.070810     1.287020        471,931
 01/01/2010 to 12/31/2010............................   1.287020     1.356210        150,637
 01/01/2011 to 12/31/2011............................   1.356210     1.068138        161,164

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Artio International Stock Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.254650     1.146238         84,642
 01/01/2002 to 12/31/2002............................   1.146238     0.931094        191,102
 01/01/2003 to 12/31/2003............................   0.931094     1.174289        386,520
 01/01/2004 to 12/31/2004............................   1.174289     1.366522        352,767
 01/01/2005 to 12/31/2005............................   1.366522     1.587452        299,674
 01/01/2006 to 12/31/2006............................   1.587452     1.819983        248,957
 01/01/2007 to 12/31/2007............................   1.819983     1.977677        229,090
 01/01/2008 to 12/31/2008............................   1.977677     1.088132        231,639
 01/01/2009 to 12/31/2009............................   1.088132     1.308666        205,441
 01/01/2010 to 12/31/2010............................   1.308666     1.381296        182,720
 01/01/2011 to 12/31/2011............................   1.381296     1.089972        169,795
Barclays Capital Aggregate Bond Index Sub-Account
 07/02/2001 to 12/31/2001............................   1.097162     1.128756          9,922
 01/01/2002 to 12/31/2002............................   1.128756     1.223720        112,812
 01/01/2003 to 12/31/2003............................   1.223720     1.247509        707,358
 01/01/2004 to 12/31/2004............................   1.247509     1.277406        779,958
 01/01/2005 to 12/31/2005............................   1.277406     1.283036        827,998
 01/01/2006 to 12/31/2006............................   1.283036     1.313490        846,664
 01/01/2007 to 12/31/2007............................   1.313490     1.381401        831,517
 01/01/2008 to 12/31/2008............................   1.381401     1.438845        599,719
 01/01/2009 to 12/31/2009............................   1.438845     1.489496        605,337
 01/01/2010 to 12/31/2010............................   1.489496     1.552413        540,372
 01/01/2011 to 12/31/2011............................   1.552413     1.642381        557,095
BlackRock Aggressive Growth Sub-Account
 05/01/2004 to 12/31/2004............................  33.567147    37.215656            753
 01/01/2005 to 12/31/2005............................  37.215656    40.528355            450
 01/01/2006 to 12/31/2006............................  40.528355    42.551290          1,071
 01/01/2007 to 12/31/2007............................  42.551290    50.447102          3,075
 01/01/2008 to 12/31/2008............................  50.447102    26.941035          2,360
 01/01/2009 to 12/31/2009............................  26.941035    39.600328          2,524
 01/01/2010 to 12/31/2010............................  39.600328    44.905265          2,222
 01/01/2011 to 12/31/2011............................  44.905265    42.845450          1,768
BlackRock Bond Income Sub-Account
 07/02/2001 to 12/31/2001............................   3.794455     3.931554         41,262
 01/01/2002 to 12/31/2002............................   3.931554     4.193573        201,281
 01/01/2003 to 12/31/2003............................   4.193573     4.366140        409,883
 01/01/2004 to 12/31/2004............................   4.366140     4.484905        401,399
 01/01/2005 to 12/31/2005............................   4.484905     4.518013        409,436
 01/01/2006 to 12/31/2006............................   4.518013     4.639690        421,577
 01/01/2007 to 12/31/2007............................   4.639690     4.850355        386,027
 01/01/2008 to 12/31/2008............................   4.850355     4.607455        309,883
 01/01/2009 to 12/31/2009............................   4.607455     4.960645        280,539
 01/01/2010 to 12/31/2010............................   4.960645     5.286401        250,091
 01/01/2011 to 12/31/2011............................   5.286401     5.541742        235,563
BlackRock Diversified Sub-Account
 05/01/2004 to 12/31/2004............................  35.331647    38.120554              0
 01/01/2005 to 12/31/2005............................  38.120554    38.651758              0
 01/01/2006 to 12/31/2006............................  38.651758    42.021096              0
 01/01/2007 to 12/31/2007............................  42.021096    43.761019              0
 01/01/2008 to 12/31/2008............................  43.761019    32.378238            245
 01/01/2009 to 12/31/2009............................  32.378238    37.356213            291
 01/01/2010 to 12/31/2010............................  37.356213    40.268226            298
 01/01/2011 to 12/31/2011............................  40.268226    41.134728            284

                                                                     1.40% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Large Cap Core Sub-Account
 04/30/2007 to 12/31/2007....................................   7.810216     7.877257         15,635
 01/01/2008 to 12/31/2008....................................   7.877257     4.869552         21,695
 01/01/2009 to 12/31/2009....................................   4.869552     5.723646         18,133
 01/01/2010 to 12/31/2010....................................   5.723646     6.347068         16,986
 01/01/2011 to 12/31/2011....................................   6.347068     6.274983         16,619
BlackRock Large Cap Sub-Account
  (previously BlackRock Large Cap Sub-Account/(12)/)
 07/02/2001 to 12/31/2001....................................   7.079287     6.466098          1,703
 01/01/2002 to 12/31/2002....................................   6.466098     4.700289          9,125
 01/01/2003 to 12/31/2003....................................   4.700289     6.021138         15,301
 01/01/2004 to 12/31/2004....................................   6.021138     6.566431         14,227
 01/01/2005 to 12/31/2005....................................   6.566431     6.690165         11,944
 01/01/2006 to 12/31/2006....................................   6.690165     7.510073         10,760
 01/01/2007 to 04/27/2007....................................   7.510073     7.876043              0
BlackRock Large Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   1.069130     1.179446          3,456
 01/01/2005 to 12/31/2005....................................   1.179446     1.227729         34,305
 01/01/2006 to 12/31/2006....................................   1.227729     1.442300        138,796
 01/01/2007 to 12/31/2007....................................   1.442300     1.466642        297,563
 01/01/2008 to 12/31/2008....................................   1.466642     0.938443        357,829
 01/01/2009 to 12/31/2009....................................   0.938443     1.027690        327,055
 01/01/2010 to 12/31/2010....................................   1.027690     1.103860        331,565
 01/01/2011 to 12/31/2011....................................   1.103860     1.110858        323,235
BlackRock Large Cap Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002....................................   1.000000     0.792413          3,190
 01/01/2003 to 12/31/2003....................................   0.792413     1.058109         36,493
 01/01/2004 to 12/31/2004....................................   1.058109     1.182350        100,985
 01/01/2005 to 12/31/2005....................................   1.182350     1.232309         98,023
 01/01/2006 to 12/31/2006....................................   1.232309     1.448594        133,565
 01/01/2007 to 12/31/2007....................................   1.448594     1.475082        248,098
 01/01/2008 to 12/31/2008....................................   1.475082     0.944871        239,650
 01/01/2009 to 12/31/2009....................................   0.944871     1.035872        209,838
 01/01/2010 to 12/31/2010....................................   1.035872     1.113438        170,319
 01/01/2011 to 12/31/2011....................................   1.113438     1.121348        156,783
BlackRock Legacy Large Cap Growth Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.319442     2.541513              0
 01/01/2005 to 12/31/2005....................................   2.541513     2.675538         18,910
 01/01/2006 to 12/31/2006....................................   2.675538     2.740956         26,641
 01/01/2007 to 12/31/2007....................................   2.740956     3.200807         25,247
 01/01/2008 to 12/31/2008....................................   3.200807     1.998105        145,452
 01/01/2009 to 12/31/2009....................................   1.998105     2.689596        196,850
 01/01/2010 to 12/31/2010....................................   2.689596     3.168587        183,100
 01/01/2011 to 12/31/2011....................................   3.168587     2.838554        193,065
BlackRock Legacy Large Cap Growth Sub-Account (Class B)
  (formerly FI Large Cap Sub-Account/(14)/)
 05/01/2006 to 12/31/2006....................................  17.091180    17.290064              0
 01/01/2007 to 12/31/2007....................................  17.290064    17.683059              0
 01/01/2008 to 12/31/2008....................................  17.683059     9.598675              0
 01/01/2009 to 05/01/2009....................................   9.598675    10.017096              0

                                                                     1.40% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Legacy Large Cap Growth Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.989036     2.730133         15,331
 01/01/2002 to 12/31/2002....................................   2.730133     1.797334        103,979
 01/01/2003 to 12/31/2003....................................   1.797334     2.391051        137,582
 01/01/2004 to 12/31/2004....................................   2.391051     2.560650        114,456
 01/01/2005 to 12/31/2005....................................   2.560650     2.698157        100,587
 01/01/2006 to 12/31/2006....................................   2.698157     2.767117         96,204
 01/01/2007 to 12/31/2007....................................   2.767117     3.234382        101,348
 01/01/2008 to 12/31/2008....................................   3.234382     2.021068         93,342
 01/01/2009 to 12/31/2009....................................   2.021068     2.722875         83,176
 01/01/2010 to 12/31/2010....................................   2.722875     3.211929         78,090
 01/01/2011 to 12/31/2011....................................   3.211929     2.880288         57,384
BlackRock Money Market Sub-Account (Class B)
 07/02/2001 to 12/31/2001....................................   2.215646     2.228040         22,885
 01/01/2002 to 12/31/2002....................................   2.228040     2.222654        117,801
 01/01/2003 to 12/31/2003....................................   2.222654     2.203913        356,634
 01/01/2004 to 12/31/2004....................................   2.203913     2.189142        363,839
 01/01/2005 to 12/31/2005....................................   2.189142     2.215709        421,731
 01/01/2006 to 12/31/2006....................................   2.215709     2.284429        573,318
 01/01/2007 to 12/31/2007....................................   2.284429     2.360945        577,599
 01/01/2008 to 12/31/2008....................................   2.360945     2.388543        745,139
 01/01/2009 to 12/31/2009....................................   2.388543     2.361300        480,064
 01/01/2010 to 12/31/2010....................................   2.361300     2.328471        362,815
 01/01/2011 to 12/31/2011....................................   2.328471     2.296186        266,186
Clarion Global Real Estate Sub-Account
 05/01/2004 to 12/31/2004....................................   9.998849    12.833645          6,184
 01/01/2005 to 12/31/2005....................................  12.833645    14.337160         20,833
 01/01/2006 to 12/31/2006....................................  14.337160    19.451786         37,355
 01/01/2007 to 12/31/2007....................................  19.451786    16.301648         47,371
 01/01/2008 to 12/31/2008....................................  16.301648     9.375546         48,703
 01/01/2009 to 12/31/2009....................................   9.375546    12.456502         56,473
 01/01/2010 to 12/31/2010....................................  12.456502    14.261852         49,355
 01/01/2011 to 12/31/2011....................................  14.261852    13.278301         42,084
Davis Venture Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.857108     3.075004         34,314
 01/01/2005 to 12/31/2005....................................   3.075004     3.335478        118,287
 01/01/2006 to 12/31/2006....................................   3.335478     3.760265        212,178
 01/01/2007 to 12/31/2007....................................   3.760265     3.868756        272,418
 01/01/2008 to 12/31/2008....................................   3.868756     2.307194        323,345
 01/01/2009 to 12/31/2009....................................   2.307194     2.995213        312,802
 01/01/2010 to 12/31/2010....................................   2.995213     3.299497        281,667
 01/01/2011 to 12/31/2011....................................   3.299497     3.114817        240,571
Davis Venture Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.787793     2.644925         76,898
 01/01/2002 to 12/31/2002....................................   2.644925     2.176472        330,044
 01/01/2003 to 12/31/2003....................................   2.176472     2.805879        581,668
 01/01/2004 to 12/31/2004....................................   2.805879     3.102700        608,869
 01/01/2005 to 12/31/2005....................................   3.102700     3.369815        565,916
 01/01/2006 to 12/31/2006....................................   3.369815     3.801805        536,517
 01/01/2007 to 12/31/2007....................................   3.801805     3.914808        482,090
 01/01/2008 to 12/31/2008....................................   3.914808     2.337053        408,908
 01/01/2009 to 12/31/2009....................................   2.337053     3.038052        396,621
 01/01/2010 to 12/31/2010....................................   3.038052     3.349848        364,781
 01/01/2011 to 12/31/2011....................................   3.349848     3.165318        303,391

                                                                1.40% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
FI Value Leaders Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...............................   2.301239     2.595745              0
 01/01/2005 to 12/31/2005...............................   2.595745     2.826776         34,217
 01/01/2006 to 12/31/2006...............................   2.826776     3.112621         63,743
 01/01/2007 to 12/31/2007...............................   3.112621     3.190028         61,523
 01/01/2008 to 12/31/2008...............................   3.190028     1.915590         63,822
 01/01/2009 to 12/31/2009...............................   1.915590     2.294827         70,729
 01/01/2010 to 12/31/2010...............................   2.294827     2.586034         75,788
 01/01/2011 to 12/31/2011...............................   2.586034     2.387343         74,437
FI Value Leaders Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................   2.599120     2.359679          9,164
 01/01/2002 to 12/31/2002...............................   2.359679     1.871658         81,051
 01/01/2003 to 12/31/2003...............................   1.871658     2.339210        109,289
 01/01/2004 to 12/31/2004...............................   2.339210     2.619432         89,857
 01/01/2005 to 12/31/2005...............................   2.619432     2.855064         85,793
 01/01/2006 to 12/31/2006...............................   2.855064     3.146810         82,617
 01/01/2007 to 12/31/2007...............................   3.146810     3.228235         68,660
 01/01/2008 to 12/31/2008...............................   3.228235     1.940725         78,096
 01/01/2009 to 12/31/2009...............................   1.940725     2.328238         59,063
 01/01/2010 to 12/31/2010...............................   2.328238     2.626417         32,739
 01/01/2011 to 12/31/2011...............................   2.626417     2.426874         28,419
Harris Oakmark International Sub-Account (Class B)/(6)/
 05/01/2003 to 12/31/2003...............................   0.875120     1.175443        122,050
 01/01/2004 to 12/31/2004...............................   1.175443     1.396950        197,750
 01/01/2005 to 12/31/2005...............................   1.396950     1.573705        233,162
 01/01/2006 to 12/31/2006...............................   1.573705     1.999585        366,639
 01/01/2007 to 12/31/2007...............................   1.999585     1.949581        414,453
 01/01/2008 to 12/31/2008...............................   1.949581     1.136429        374,444
 01/01/2009 to 12/31/2009...............................   1.136429     1.737676        394,671
 01/01/2010 to 12/31/2010...............................   1.737676     1.994891        347,623
 01/01/2011 to 12/31/2011...............................   1.994891     1.686769        334,882
Harris Oakmark International Sub-Account (Class E)/(7)/
 05/01/2002 to 12/31/2002...............................   1.059613     0.883783              0
 01/01/2003 to 12/31/2003...............................   0.883783     1.177842         74,852
 01/01/2004 to 12/31/2004...............................   1.177842     1.401707        103,024
 01/01/2005 to 12/31/2005...............................   1.401707     1.579576        188,989
 01/01/2006 to 12/31/2006...............................   1.579576     2.009171        240,232
 01/01/2007 to 12/31/2007...............................   2.009171     1.961279        251,549
 01/01/2008 to 12/31/2008...............................   1.961279     1.144374        136,566
 01/01/2009 to 12/31/2009...............................   1.144374     1.752132        151,913
 01/01/2010 to 12/31/2010...............................   1.752132     2.012971        139,128
 01/01/2011 to 12/31/2011...............................   2.012971     1.704750        133,361

                                                                 1.40% VARIABLE ACCOUNT CHARGE
                                                          --------------------------------------------
                                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                                           OF PERIOD    OF PERIOD       OF PERIOD
                                                          ------------ ------------ ------------------
Invesco Small Cap Growth Sub-account
 05/01/2002 to 12/31/2002................................    1.122185     0.847289        34,333
 01/01/2003 to 12/31/2003................................    0.847289     1.160234       233,535
 01/01/2004 to 12/31/2004................................    1.160234     1.217653       303,779
 01/01/2005 to 12/31/2005................................    1.217653     1.300025       229,385
 01/01/2006 to 12/31/2006................................    1.300025     1.463820       186,633
 01/01/2007 to 12/31/2007................................    1.463820     1.603161       191,311
 01/01/2008 to 12/31/2008................................    1.603161     0.968576       242,902
 01/01/2009 to 12/31/2009................................    0.968576     1.278128       282,962
 01/01/2010 to 12/31/2010................................    1.278128     1.590371       315,910
 01/01/2011 to 12/31/2011................................    1.590371     1.551351       284,205
Janus Forty Sub-Account
 04/30/2007 to 12/31/2007................................  145.834124   178.900463           182
 01/01/2008 to 12/31/2008................................  178.900463   102.320777         4,205
 01/01/2009 to 12/31/2009................................  102.320777   144.137883         5,451
 01/01/2010 to 12/31/2010................................  144.137883   155.491489         5,837
 01/01/2011 to 12/31/2011................................  155.491489   141.764919         5,236
Jennison Growth Sub-Account (Class B)
 05/01/2005 to 12/31/2005................................    0.406915     0.488787        43,670
 01/01/2006 to 12/31/2006................................    0.488787     0.494175        58,320
 01/01/2007 to 12/31/2007................................    0.494175     0.542763        56,758
 01/01/2008 to 12/31/2008................................    0.542763     0.339598       116,581
 01/01/2009 to 12/31/2009................................    0.339598     0.467364       290,607
 01/01/2010 to 12/31/2010................................    0.467364     0.513011       290,526
 01/01/2011 to 12/31/2011................................    0.513011     0.507015       249,342
Jennison Growth Subaccount (Class B)/(8)(10)
  /(previously Met/Putnam Voyager Sub-Account (Class B))
 05/01/2004 to 12/31/2004................................    0.422573     0.441147             0
 01/01/2005 to 04/30/2005................................    0.441147     0.402036             0
Jennison Growth Sub-Account (Class E)
 05/01/2005 to 12/31/2005................................    0.407190     0.489826       338,185
 01/01/2006 to 12/31/2006................................    0.489826     0.495587       400,385
 01/01/2007 to 12/31/2007................................    0.495587     0.545072       321,013
 01/01/2008 to 12/31/2008................................    0.545072     0.340897       223,028
 01/01/2009 to 12/31/2009................................    0.340897     0.470224       165,913
 01/01/2010 to 12/31/2010................................    0.470224     0.516742       208,705
 01/01/2011 to 12/31/2011................................    0.516742     0.511137       111,755
Jennison Growth Subaccount (Class E)/(9)(10)
  /(previously Met/Putnam Voyager Sub-Account (Class E))
 07/02/2001 to 12/31/2001................................    0.574484     0.492330         8,715
 01/01/2002 to 12/31/2002................................    0.492330     0.344836        92,649
 01/01/2003 to 12/31/2003................................    0.344836     0.427435       425,315
 01/01/2004 to 12/31/2004................................    0.427435     0.441146       407,120
 01/01/2005 to 04/30/2005................................    0.441146     0.406037             0
Lazard Mid Cap Sub-Account
 05/01/2002 to 12/31/2002................................    1.139697     0.966597         6,516
 01/01/2003 to 12/31/2003................................    0.966597     1.202647        88,459
 01/01/2004 to 12/31/2004................................    1.202647     1.356678       186,066
 01/01/2005 to 12/31/2005................................    1.356678     1.445684       232,057
 01/01/2006 to 12/31/2006................................    1.445684     1.634852       271,026
 01/01/2007 to 12/31/2007................................    1.634852     1.568309       310,533
 01/01/2008 to 12/31/2008................................    1.568309     0.954140       338,551
 01/01/2009 to 12/31/2009................................    0.954140     1.286756       346,292
 01/01/2010 to 12/31/2010................................    1.286756     1.558930       301,352
 01/01/2011 to 12/31/2011................................    1.558930     1.456192       252,228

                                                                           1.40% VARIABLE ACCOUNT CHARGE
                                                                    --------------------------------------------
                                                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                                                     UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                    AT BEGINNING    AT END    OUTSTANDING AT END
                                                                     OF PERIOD    OF PERIOD       OF PERIOD
                                                                    ------------ ------------ ------------------
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Partners Aggressive Growth
  Sub-Account/(5)(13)/)
 07/02/2001 to 12/31/2001..........................................   0.951729     0.774690         20,766
 01/01/2002 to 12/31/2002..........................................   0.774690     0.528474        217,421
 01/01/2003 to 12/31/2003..........................................   0.528474     0.676985        261,235
 01/01/2004 to 12/31/2004..........................................   0.676985     0.723893        202,516
 01/01/2005 to 12/31/2005..........................................   0.723893     0.810771        227,709
 01/01/2006 to 12/31/2006..........................................   0.810771     0.785631        337,356
 01/01/2007 to 12/31/2007..........................................   0.785631     0.792211        272,665
 01/01/2008 to 12/31/2008..........................................   0.792211     0.476103        235,329
 01/01/2009 to 12/31/2009..........................................   0.476103     0.624233        226,055
 01/01/2010 to 12/31/2010..........................................   0.624233     0.761982        222,518
 01/01/2011 to 12/31/2011..........................................   0.761982     0.775812        133,760
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Value Equity Sub-Account (Class B)/(16)/)
 05/01/2006 to 12/31/2006..........................................   9.354456    10.028747          1,748
 01/01/2007 to 12/31/2007..........................................  10.028747     9.304475          1,730
 01/01/2008 to 12/31/2008..........................................   9.304475     4.163826          1,965
 01/01/2009 to 12/31/2009..........................................   4.163826     5.664964          5,354
 01/01/2010 to 12/31/2010..........................................   5.664964     5.995979          7,230
 01/01/2011 to 04/29/2011..........................................   5.995979     6.375584              0
Legg Mason ClearBridge Aggressive Growth Sub-Account
  (Class E)
 05/02/2011 to 12/31/2011..........................................   0.644445     0.584579        133,164
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
  (previously Legg Mason Value Equity Sub-Account (Class E)/(17)/)
 05/01/2006 to 12/31/2006..........................................   0.943167     1.011538        107,639
 01/01/2007 to 12/31/2007..........................................   1.011538     0.939433         80,923
 01/01/2008 to 12/31/2008..........................................   0.939433     0.420764         70,038
 01/01/2009 to 12/31/2009..........................................   0.420764     0.572424         47,618
 01/01/2010 to 12/31/2010..........................................   0.572424     0.606095         47,112
 01/01/2011 to 04/29/2011..........................................   0.606095     0.644519              0
Loomis Sayles Small Cap Core Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004..........................................   2.341850     2.653593            200
 01/01/2005 to 12/31/2005..........................................   2.653593     2.791516          4,492
 01/01/2006 to 12/31/2006..........................................   2.791516     3.204124         12,561
 01/01/2007 to 12/31/2007..........................................   3.204124     3.526618         23,416
 01/01/2008 to 12/31/2008..........................................   3.526618     2.223577         22,661
 01/01/2009 to 12/31/2009..........................................   2.223577     2.848868         23,731
 01/01/2010 to 12/31/2010..........................................   2.848868     3.573674         18,036
 01/01/2011 to 12/31/2011..........................................   3.573674     3.536031         13,223
Loomis Sayles Small Cap Core Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001..........................................   2.374519     2.246929          5,907
 01/01/2002 to 12/31/2002..........................................   2.246929     1.736142         36,115
 01/01/2003 to 12/31/2003..........................................   1.736142     2.333159        109,120
 01/01/2004 to 12/31/2004..........................................   2.333159     2.673476        143,530
 01/01/2005 to 12/31/2005..........................................   2.673476     2.814931        130,911
 01/01/2006 to 12/31/2006..........................................   2.814931     3.234101        140,459
 01/01/2007 to 12/31/2007..........................................   3.234101     3.562990        125,445
 01/01/2008 to 12/31/2008..........................................   3.562990     2.248771        123,288
 01/01/2009 to 12/31/2009..........................................   2.248771     2.883892        112,505
 01/01/2010 to 12/31/2010..........................................   2.883892     3.621319        101,289
 01/01/2011 to 12/31/2011..........................................   3.621319     3.586809         77,381

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Loomis Sayles Small Cap Growth Sub-Account
 07/02/2001 to 12/31/2001............................   0.953723     0.879717          1,538
 01/01/2002 to 12/31/2002............................   0.879717     0.624228        120,614
 01/01/2003 to 12/31/2003............................   0.624228     0.890113        234,024
 01/01/2004 to 12/31/2004............................   0.890113     0.975547        244,173
 01/01/2005 to 12/31/2005............................   0.975547     1.004265        242,653
 01/01/2006 to 12/31/2006............................   1.004265     1.086600        217,401
 01/01/2007 to 12/31/2007............................   1.086600     1.117644        136,272
 01/01/2008 to 12/31/2008............................   1.117644     0.646802        128,110
 01/01/2009 to 12/31/2009............................   0.646802     0.827086        140,709
 01/01/2010 to 12/31/2010............................   0.827086     1.071261        122,422
 01/01/2011 to 12/31/2011............................   1.071261     1.085398        122,989
Lord Abbett Bond Debenture Sub-Account
 07/02/2001 to 12/31/2001............................   1.363175     1.370828              0
 01/01/2002 to 12/31/2002............................   1.370828     1.344021         98,324
 01/01/2003 to 12/31/2003............................   1.344021     1.579261        282,645
 01/01/2004 to 12/31/2004............................   1.579261     1.684424        348,733
 01/01/2005 to 12/31/2005............................   1.684424     1.685876        470,290
 01/01/2006 to 12/31/2006............................   1.685876     1.814581        590,691
 01/01/2007 to 12/31/2007............................   1.814581     1.906414        699,149
 01/01/2008 to 12/31/2008............................   1.906414     1.530125        596,819
 01/01/2009 to 12/31/2009............................   1.530125     2.063706        527,647
 01/01/2010 to 12/31/2010............................   2.063706     2.298879        499,295
 01/01/2011 to 12/31/2011............................   2.298879     2.368074        471,409
Met/Artisan Mid Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   3.012237     3.268696          4,827
 01/01/2005 to 12/31/2005............................   3.268696     3.536291         30,229
 01/01/2006 to 12/31/2006............................   3.536291     3.911773         37,528
 01/01/2007 to 12/31/2007............................   3.911773     3.584202         35,591
 01/01/2008 to 12/31/2008............................   3.584202     1.903762         28,972
 01/01/2009 to 12/31/2009............................   1.903762     2.650705         32,640
 01/01/2010 to 12/31/2010............................   2.650705     2.999679         27,972
 01/01/2011 to 12/31/2011............................   2.999679     3.150051         21,890
Met/Artisan Mid Cap Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   2.508301     2.627971         57,009
 01/01/2002 to 12/31/2002............................   2.627971     2.358576        407,484
 01/01/2003 to 12/31/2003............................   2.358576     3.080534        657,276
 01/01/2004 to 12/31/2004............................   3.080534     3.334420        707,314
 01/01/2005 to 12/31/2005............................   3.334420     3.610866        598,855
 01/01/2006 to 12/31/2006............................   3.610866     3.998276        552,747
 01/01/2007 to 12/31/2007............................   3.998276     3.667119        449,971
 01/01/2008 to 12/31/2008............................   3.667119     1.949737        442,161
 01/01/2009 to 12/31/2009............................   1.949737     2.717367        398,250
 01/01/2010 to 12/31/2010............................   2.717367     3.078135        343,095
 01/01/2011 to 12/31/2011............................   3.078135     3.235704        293,714
Met/Franklin Income Sub-Account
 04/28/2008 to 12/31/2008............................   9.998466     7.986381          2,864
 01/01/2009 to 12/31/2009............................   7.986381    10.066938          4,672
 01/01/2010 to 12/31/2010............................  10.066938    11.100437          4,618
 01/01/2011 to 12/31/2011............................  11.100437    11.180051          4,803
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011............................   9.988083     9.767007              0

                                                                       1.40% VARIABLE ACCOUNT CHARGE
                                                                --------------------------------------------
                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                AT BEGINNING    AT END    OUTSTANDING AT END
                                                                 OF PERIOD    OF PERIOD       OF PERIOD
                                                                ------------ ------------ ------------------
Met/Franklin Mutual Shares Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998466     6.600141              0
 01/01/2009 to 12/31/2009......................................   6.600141     8.127948            839
 01/01/2010 to 12/31/2010......................................   8.127948     8.898507            830
 01/01/2011 to 12/31/2011......................................   8.898507     8.727061            770
Met/Franklin Templeton Founding Strategy Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998466     7.033638             74
 01/01/2009 to 12/31/2009......................................   7.033638     8.916144         70,135
 01/01/2010 to 12/31/2010......................................   8.916144     9.675478         69,335
 01/01/2011 to 12/31/2011......................................   9.675478     9.373272         72,619
Met/Templeton Growth Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998466     6.569280              0
 01/01/2009 to 12/31/2009......................................   6.569280     8.591113              0
 01/01/2010 to 12/31/2010......................................   8.591113     9.120547              0
 01/01/2011 to 12/31/2011......................................   9.120547     8.373692              0
MetLife Aggressive Strategy Sub-Account
 05/02/2011 to 12/31/2011......................................  12.160754    10.414730          2,993
MetLife Aggressive Strategy Sub-Account
  (previously MetLife Aggressive Allocation Sub-Account/(18)/)
 05/01/2005 to 12/31/2005......................................   9.998849    11.150576              0
 01/01/2006 to 12/31/2006......................................  11.150576    12.717820              0
 01/01/2007 to 12/31/2007......................................  12.717820    12.949992              0
 01/01/2008 to 12/31/2008......................................  12.949992     7.604288          1,679
 01/01/2009 to 12/31/2009......................................   7.604288     9.859832          9,264
 01/01/2010 to 12/31/2010......................................   9.859832    11.248397          3,001
 01/01/2011 to 04/29/2011......................................  11.248397    12.197241              0
MetLife Conservative Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998849    10.299739              0
 01/01/2006 to 12/31/2006......................................  10.299739    10.856842              0
 01/01/2007 to 12/31/2007......................................  10.856842    11.301500         26,059
 01/01/2008 to 12/31/2008......................................  11.301500     9.540600         25,997
 01/01/2009 to 12/31/2009......................................   9.540600    11.338992        227,225
 01/01/2010 to 12/31/2010......................................  11.338992    12.305328        282,024
 01/01/2011 to 12/31/2011......................................  12.305328    12.529284        157,575
MetLife Conservative to Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998849    10.517665              0
 01/01/2006 to 12/31/2006......................................  10.517665    11.349099          8,608
 01/01/2007 to 12/31/2007......................................  11.349099    11.728876         32,332
 01/01/2008 to 12/31/2008......................................  11.728876     9.067698         71,170
 01/01/2009 to 12/31/2009......................................   9.067698    11.058754         82,427
 01/01/2010 to 12/31/2010......................................  11.058754    12.162022         85,030
 01/01/2011 to 12/31/2011......................................  12.162022    12.119093        124,371

                                                              1.40% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
MetLife Mid Cap Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   1.050967     1.029828        223,464
 01/01/2002 to 12/31/2002.............................   1.029828     0.862076        183,553
 01/01/2003 to 12/31/2003.............................   0.862076     1.143803        551,005
 01/01/2004 to 12/31/2004.............................   1.143803     1.305163        570,838
 01/01/2005 to 12/31/2005.............................   1.305163     1.441786        528,167
 01/01/2006 to 12/31/2006.............................   1.441786     1.561498        483,920
 01/01/2007 to 12/31/2007.............................   1.561498     1.655406        416,568
 01/01/2008 to 12/31/2008.............................   1.655406     1.038505        409,548
 01/01/2009 to 12/31/2009.............................   1.038505     1.400676        446,288
 01/01/2010 to 12/31/2010.............................   1.400676     1.740262        383,490
 01/01/2011 to 12/31/2011.............................   1.740262     1.678579        323,753
MetLife Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998849    10.748464          9,839
 01/01/2006 to 12/31/2006.............................  10.748464    11.854319         62,999
 01/01/2007 to 12/31/2007.............................  11.854319    12.196651        152,777
 01/01/2008 to 12/31/2008.............................  12.196651     8.582985        288,685
 01/01/2009 to 12/31/2009.............................   8.582985    10.709108        396,827
 01/01/2010 to 12/31/2010.............................  10.709108    11.951194        333,696
 01/01/2011 to 12/31/2011.............................  11.951194    11.624061        470,336
MetLife Moderate to Aggressive Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998849    10.974321         21,756
 01/01/2006 to 12/31/2006.............................  10.974321    12.360650         41,772
 01/01/2007 to 12/31/2007.............................  12.360650    12.657119        296,402
 01/01/2008 to 12/31/2008.............................  12.657119     8.097891        521,985
 01/01/2009 to 12/31/2009.............................   8.097891    10.308554        709,879
 01/01/2010 to 12/31/2010.............................  10.308554    11.659519        668,588
 01/01/2011 to 12/31/2011.............................  11.659519    11.064055        592,318
MetLife Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   3.786132     3.507490         17,785
 01/01/2002 to 12/31/2002.............................   3.507490     2.679909        114,121
 01/01/2003 to 12/31/2003.............................   2.679909     3.379242        204,578
 01/01/2004 to 12/31/2004.............................   3.379242     3.674651        314,160
 01/01/2005 to 12/31/2005.............................   3.674651     3.782271        309,333
 01/01/2006 to 12/31/2006.............................   3.782271     4.296243        228,164
 01/01/2007 to 12/31/2007.............................   4.296243     4.446934        212,450
 01/01/2008 to 12/31/2008.............................   4.446934     2.751104        197,073
 01/01/2009 to 12/31/2009.............................   2.751104     3.416046        181,458
 01/01/2010 to 12/31/2010.............................   3.416046     3.856696        151,180
 01/01/2011 to 12/31/2011.............................   3.856696     3.865380        136,317
MFS(R) Investors Trust Sub-Account (Class B)/(11)/
 05/01/2004 to 12/31/2004.............................   7.690409     8.525102              0
 01/01/2005 to 12/31/2005.............................   8.525102     8.987133          1,122
 01/01/2006 to 04/30/2006.............................   8.987133     9.392804          1,731
MFS(R) Investors Trust Sub-Account (Class E)/(11)/
 07/02/2001 to 12/31/2001.............................   0.894797     0.829520         11,890
 01/01/2002 to 12/31/2002.............................   0.829520     0.652409        116,329
 01/01/2003 to 12/31/2003.............................   0.652409     0.781667        134,035
 01/01/2004 to 12/31/2004.............................   0.781667     0.857699        164,171
 01/01/2005 to 12/31/2005.............................   0.857699     0.905976        112,277
 01/01/2006 to 04/30/2006.............................   0.905976     0.947180              0

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
MFS(R) Investors Trust Sub-Account/(2)(11)
  /(previously MFS(R) Research Managers Sub-Account)
 07/02/2001 to 12/31/2001............................   0.976187     0.876044            857
 01/01/2002 to 12/31/2002............................   0.876044     0.654750         11,992
 01/01/2003 to 12/31/2003............................   0.654750     0.800071         33,231
 01/01/2004 to 04/30/2004............................   0.800071     0.814554         33,430
MFS(R) Research International Sub-Account
 07/02/2001 to 12/31/2001............................   0.926602     0.847843          8,799
 01/01/2002 to 12/31/2002............................   0.847843     0.737386        106,045
 01/01/2003 to 12/31/2003............................   0.737386     0.960144        220,241
 01/01/2004 to 12/31/2004............................   0.960144     1.131947        197,420
 01/01/2005 to 12/31/2005............................   1.131947     1.299569        277,267
 01/01/2006 to 12/31/2006............................   1.299569     1.621977        249,381
 01/01/2007 to 12/31/2007............................   1.621977     1.811874        443,370
 01/01/2008 to 12/31/2008............................   1.811874     1.029706        847,169
 01/01/2009 to 12/31/2009............................   1.029706     1.335909        932,323
 01/01/2010 to 12/31/2010............................   1.335909     1.467584        936,523
 01/01/2011 to 12/31/2011............................   1.467584     1.292162        836,108
MFS(R) Total Return Sub-Account
 05/01/2004 to 12/31/2004............................   3.676530     3.997661        224,054
 01/01/2005 to 12/31/2005............................   3.997661     4.054624        216,474
 01/01/2006 to 12/31/2006............................   4.054624     4.475551        210,592
 01/01/2007 to 12/31/2007............................   4.475551     4.594705        173,843
 01/01/2008 to 12/31/2008............................   4.594705     3.518132        163,932
 01/01/2009 to 12/31/2009............................   3.518132     4.104218        169,972
 01/01/2010 to 12/31/2010............................   4.104218     4.443721        154,094
 01/01/2011 to 12/31/2011............................   4.443721     4.476676        147,326
MFS(R) Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.213445     1.309472         23,210
 01/01/2005 to 12/31/2005............................   1.309472     1.270007        151,389
 01/01/2006 to 12/31/2006............................   1.270007     1.475801        253,620
 01/01/2007 to 12/31/2007............................   1.475801     1.396585        321,559
 01/01/2008 to 12/31/2008............................   1.396585     0.912980        310,590
 01/01/2009 to 12/31/2009............................   0.912980     1.085610        347,725
 01/01/2010 to 12/31/2010............................   1.085610     1.190201        314,226
 01/01/2011 to 12/31/2011............................   1.190201     1.181188        298,724
MFS(R) Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002............................   1.184038     0.971161        105,515
 01/01/2003 to 12/31/2003............................   0.971161     1.200335        643,424
 01/01/2004 to 12/31/2004............................   1.200335     1.317242        735,390
 01/01/2005 to 12/31/2005............................   1.317242     1.278943        676,579
 01/01/2006 to 12/31/2006............................   1.278943     1.487381        558,311
 01/01/2007 to 12/31/2007............................   1.487381     1.408973        439,731
 01/01/2008 to 12/31/2008............................   1.408973     0.922359        304,667
 01/01/2009 to 12/31/2009............................   0.922359     1.097543        283,604
 01/01/2010 to 12/31/2010............................   1.097543     1.204086        292,743
 01/01/2011 to 12/31/2011............................   1.204086     1.196949        263,905
MFS(R) Total Return Sub-Account/(1)/
  (previously Balanced Sub-Account)
 07/02/2001 to 12/31/2001............................   1.499169     1.472163              0
 01/01/2002 to 12/31/2002............................   1.472163     1.252454        146,985
 01/01/2003 to 12/31/2003............................   1.252454     1.477500        590,860
 01/01/2004 to 04/30/2004............................   1.477500     1.464598        646,784

                                                                      1.40% VARIABLE ACCOUNT CHARGE
                                                               --------------------------------------------
                                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                                UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                               AT BEGINNING    AT END    OUTSTANDING AT END
                                                                OF PERIOD    OF PERIOD       OF PERIOD
                                                               ------------ ------------ ------------------
Morgan Stanley EAFE(R) Index Sub-Account
 07/02/2001 to 12/31/2001.....................................   0.944611     0.851503         21,894
 01/01/2002 to 12/31/2002.....................................   0.851503     0.698933        299,954
 01/01/2003 to 12/31/2003.....................................   0.698933     0.945612        422,833
 01/01/2004 to 12/31/2004.....................................   0.945612     1.112130        521,668
 01/01/2005 to 12/31/2005.....................................   1.112130     1.238540        487,200
 01/01/2006 to 12/31/2006.....................................   1.238540     1.532160        485,009
 01/01/2007 to 12/31/2007.....................................   1.532160     1.669681        491,618
 01/01/2008 to 12/31/2008.....................................   1.669681     0.951622        478,991
 01/01/2009 to 12/31/2009.....................................   0.951622     1.203846        558,191
 01/01/2010 to 12/31/2010.....................................   1.203846     1.281054        561,294
 01/01/2011 to 12/31/2011.....................................   1.281054     1.103483        577,852
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010.....................................   1.287451     1.495265        266,989
 01/01/2011 to 12/31/2011.....................................   1.495265     1.372453        211,397
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account/(4)/)
 05/01/2002 to 12/31/2002.....................................   1.000000     0.810370         17,439
 01/01/2003 to 12/31/2003.....................................   0.810370     1.135448        115,232
 01/01/2004 to 04/30/2004.....................................   1.135448     1.125169        208,801
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account/(3)/))
 07/02/2001 to 12/31/2001.....................................   1.878947     1.548648         10,059
 01/01/2002 to 12/31/2002.....................................   1.548648     1.081589         82,679
 01/01/2003 to 12/31/2003.....................................   1.081589     1.432146        106,543
 01/01/2004 to 12/31/2004.....................................   1.432146     1.649816        246,945
 01/01/2005 to 12/31/2005.....................................   1.649816     1.735349        227,738
 01/01/2006 to 12/31/2006.....................................   1.735349     1.909085        131,234
 01/01/2007 to 12/31/2007.....................................   1.909085     2.035078        150,995
 01/01/2008 to 12/31/2008.....................................   2.035078     0.894338        183,585
 01/01/2009 to 12/31/2009.....................................   0.894338     1.177628        186,296
 01/01/2010 to 04/30/2010.....................................   1.177628     1.274552              0
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class B)/(8)(15)/)
 05/01/2004 to 12/31/2004.....................................   1.611130     1.812573          8,779
 01/01/2005 to 12/31/2005.....................................   1.812573     1.857330         63,127
 01/01/2006 to 12/31/2006.....................................   1.857330     2.132735        113,157
 01/01/2007 to 12/31/2007.....................................   2.132735     2.025294        132,045
 01/01/2008 to 12/31/2008.....................................   2.025294     1.227079        142,298
 01/01/2009 to 12/31/2009.....................................   1.227079     1.365316        129,675
 01/01/2010 to 12/31/2010.....................................   1.365316     1.633676        118,859
 01/01/2011 to 12/31/2011.....................................   1.633676     1.699723        100,538

                                                            1.40% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class E)/(9)(15)/)
 07/02/2001 to 12/31/2001...........................   1.428743     1.398010         79,337
 01/01/2002 to 12/31/2002...........................   1.398010     1.082359        549,921
 01/01/2003 to 12/31/2003...........................   1.082359     1.600054        897,467
 01/01/2004 to 12/31/2004...........................   1.600054     1.817044        991,746
 01/01/2005 to 12/31/2005...........................   1.817044     1.862746        901,998
 01/01/2006 to 12/31/2006...........................   1.862746     2.142613        731,159
 01/01/2007 to 12/31/2007...........................   2.142613     2.037091        577,630
 01/01/2008 to 12/31/2008...........................   2.037091     1.235320        518,871
 01/01/2009 to 12/31/2009...........................   1.235320     1.375544        512,774
 01/01/2010 to 12/31/2010...........................   1.375544     1.647415        481,596
 01/01/2011 to 12/31/2011...........................   1.647415     1.714859        383,276
Neuberger Berman Mid Cap Value Sub-Account
 07/02/2001 to 12/31/2001...........................   1.550889     1.500772          9,241
 01/01/2002 to 12/31/2002...........................   1.500772     1.333202        170,229
 01/01/2003 to 12/31/2003...........................   1.333202     1.790103        263,931
 01/01/2004 to 12/31/2004...........................   1.790103     2.165156        276,099
 01/01/2005 to 12/31/2005...........................   2.165156     2.389812        330,618
 01/01/2006 to 12/31/2006...........................   2.389812     2.620566        384,349
 01/01/2007 to 12/31/2007...........................   2.620566     2.666388        391,653
 01/01/2008 to 12/31/2008...........................   2.666388     1.380927        455,733
 01/01/2009 to 12/31/2009...........................   1.380927     2.011841        461,823
 01/01/2010 to 12/31/2010...........................   2.011841     2.500682        410,798
 01/01/2011 to 12/31/2011...........................   2.500682     2.301404        379,484
Oppenheimer Capital Appreciation Sub-Account
 05/01/2005 to 12/31/2005...........................   7.947721     8.629752          1,161
 01/01/2006 to 12/31/2006...........................   8.629752     9.158221          1,997
 01/01/2007 to 12/31/2007...........................   9.158221    10.320556          3,213
 01/01/2008 to 12/31/2008...........................  10.320556     5.501470         46,562
 01/01/2009 to 12/31/2009...........................   5.501470     7.795846         62,391
 01/01/2010 to 12/31/2010...........................   7.795846     8.409877         63,215
 01/01/2011 to 12/31/2011...........................   8.409877     8.178700         58,024
Oppenheimer Global Equity Sub-Account
 05/01/2004 to 12/31/2004...........................  12.752805    14.710742             72
 01/01/2005 to 12/31/2005...........................  14.710742    16.824885            772
 01/01/2006 to 12/31/2006...........................  16.824885    19.304552          1,225
 01/01/2007 to 12/31/2007...........................  19.304552    20.226655          3,153
 01/01/2008 to 12/31/2008...........................  20.226655    11.855415          4,451
 01/01/2009 to 12/31/2009...........................  11.855415    16.343625          5,887
 01/01/2010 to 12/31/2010...........................  16.343625    18.683400          5,694
 01/01/2011 to 12/31/2011...........................  18.683400    16.875548          5,802
PIMCO Inflation Protected Bond Sub-Account
 05/01/2006 to 12/31/2006...........................  10.995472    11.102944         14,025
 01/01/2007 to 12/31/2007...........................  11.102944    12.129906          4,190
 01/01/2008 to 12/31/2008...........................  12.129906    11.136801         33,963
 01/01/2009 to 12/31/2009...........................  11.136801    12.964097         59,683
 01/01/2010 to 12/31/2010...........................  12.964097    13.776064         74,921
 01/01/2011 to 12/31/2011...........................  13.776064    15.098543         68,804

                                               1.40% VARIABLE ACCOUNT CHARGE
                                        --------------------------------------------
                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                         OF PERIOD    OF PERIOD       OF PERIOD
                                        ------------ ------------ ------------------
PIMCO Total Return Sub-Account
 07/02/2001 to 12/31/2001..............   1.007576     1.053729         194,398
 01/01/2002 to 12/31/2002..............   1.053729     1.135650       1,187,935
 01/01/2003 to 12/31/2003..............   1.135650     1.168086       2,538,171
 01/01/2004 to 12/31/2004..............   1.168086     1.209173       2,548,866
 01/01/2005 to 12/31/2005..............   1.209173     1.219208       2,424,090
 01/01/2006 to 12/31/2006..............   1.219208     1.256621       2,344,020
 01/01/2007 to 12/31/2007..............   1.256621     1.332788       2,085,818
 01/01/2008 to 12/31/2008..............   1.332788     1.319595       1,715,001
 01/01/2009 to 12/31/2009..............   1.319595     1.535851       1,880,860
 01/01/2010 to 12/31/2010..............   1.535851     1.638245       1,792,991
 01/01/2011 to 12/31/2011..............   1.638245     1.666735       1,671,919
RCM Technology Sub-Account
 07/02/2001 to 12/31/2001..............   0.757892     0.609392           3,655
 01/01/2002 to 12/31/2002..............   0.609392     0.296061          37,645
 01/01/2003 to 12/31/2003..............   0.296061     0.460017         167,704
 01/01/2004 to 12/31/2004..............   0.460017     0.434044         283,676
 01/01/2005 to 12/31/2005..............   0.434044     0.475176         264,985
 01/01/2006 to 12/31/2006..............   0.475176     0.493640         270,613
 01/01/2007 to 12/31/2007..............   0.493640     0.640183         355,966
 01/01/2008 to 12/31/2008..............   0.640183     0.350649         371,938
 01/01/2009 to 12/31/2009..............   0.350649     0.549697         403,793
 01/01/2010 to 12/31/2010..............   0.549697     0.692156         440,995
 01/01/2011 to 12/31/2011..............   0.692156     0.615013         381,803
Russell 2000(R) Index Sub-Account
 07/02/2001 to 12/31/2001..............   1.218212     1.184509           9,068
 01/01/2002 to 12/31/2002..............   1.184509     0.927217          82,611
 01/01/2003 to 12/31/2003..............   0.927217     1.332307         370,220
 01/01/2004 to 12/31/2004..............   1.332307     1.542362         433,301
 01/01/2005 to 12/31/2005..............   1.542362     1.586386         438,968
 01/01/2006 to 12/31/2006..............   1.586386     1.839418         438,778
 01/01/2007 to 12/31/2007..............   1.839418     1.782791         382,782
 01/01/2008 to 12/31/2008..............   1.782791     1.166009         336,607
 01/01/2009 to 12/31/2009..............   1.166009     1.444845         328,948
 01/01/2010 to 12/31/2010..............   1.444845     1.803450         276,143
 01/01/2011 to 12/31/2011..............   1.803450     1.702186         269,948
SSgA Growth and Income ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.513475    11.160973               0
 01/01/2007 to 12/31/2007..............  11.160973    11.599133             984
 01/01/2008 to 12/31/2008..............  11.599133     8.571201             904
 01/01/2009 to 12/31/2009..............   8.571201    10.555519          14,063
 01/01/2010 to 12/31/2010..............  10.555519    11.682751          21,802
 01/01/2011 to 12/31/2011..............  11.682751    11.642906          30,199
SSgA Growth ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.704349    11.415778               0
 01/01/2007 to 12/31/2007..............  11.415778    11.888698               0
 01/01/2008 to 12/31/2008..............  11.888698     7.858087               0
 01/01/2009 to 12/31/2009..............   7.858087    10.003688          80,120
 01/01/2010 to 12/31/2010..............  10.003688    11.260907          79,511
 01/01/2011 to 12/31/2011..............  11.260907    10.868245         117,849

                                                              1.40% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
T. Rowe Price Large Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.116697     1.210073         47,316
 01/01/2005 to 12/31/2005.............................   1.210073     1.268802        140,834
 01/01/2006 to 12/31/2006.............................   1.268802     1.412393        131,764
 01/01/2007 to 12/31/2007.............................   1.412393     1.520102        277,980
 01/01/2008 to 12/31/2008.............................   1.520102     0.869328        372,102
 01/01/2009 to 12/31/2009.............................   0.869328     1.226173        358,401
 01/01/2010 to 12/31/2010.............................   1.226173     1.411587        326,047
 01/01/2011 to 12/31/2011.............................   1.411587     1.373417        343,978
T. Rowe Price Mid Cap Growth Sub-Account
 07/02/2001 to 12/31/2001.............................   0.930955     0.823724          1,317
 01/01/2002 to 12/31/2002.............................   0.823724     0.454554         49,482
 01/01/2003 to 12/31/2003.............................   0.454554     0.612473        348,218
 01/01/2004 to 12/31/2004.............................   0.612473     0.711580        352,341
 01/01/2005 to 12/31/2005.............................   0.711580     0.804354        423,789
 01/01/2006 to 12/31/2006.............................   0.804354     0.842095        468,957
 01/01/2007 to 12/31/2007.............................   0.842095     0.976778        451,872
 01/01/2008 to 12/31/2008.............................   0.976778     0.580309        743,582
 01/01/2009 to 12/31/2009.............................   0.580309     0.832452        822,510
 01/01/2010 to 12/31/2010.............................   0.832452     1.048134        765,518
 01/01/2011 to 12/31/2011.............................   1.048134     1.016562        698,242
T. Rowe Price Small Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.238152     1.320013          6,538
 01/01/2005 to 12/31/2005.............................   1.320013     1.441195         32,532
 01/01/2006 to 12/31/2006.............................   1.441195     1.472779         71,743
 01/01/2007 to 12/31/2007.............................   1.472779     1.590630         56,579
 01/01/2008 to 12/31/2008.............................   1.590630     0.998819        137,581
 01/01/2009 to 12/31/2009.............................   0.998819     1.365463        140,963
 01/01/2010 to 12/31/2010.............................   1.365463     1.813222        150,491
 01/01/2011 to 12/31/2011.............................   1.813222     1.813941        136,887
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.............................   1.865753     1.977947          4,438
 01/01/2005 to 12/31/2005.............................   1.977947     2.000490         43,816
 01/01/2006 to 12/31/2006.............................   2.000490     2.067943         91,292
 01/01/2007 to 12/31/2007.............................   2.067943     2.114563         66,942
 01/01/2008 to 12/31/2008.............................   2.114563     1.767671         71,904
 01/01/2009 to 12/31/2009.............................   1.767671     2.299028         64,672
 01/01/2010 to 12/31/2010.............................   2.299028     2.549444         62,592
 01/01/2011 to 12/31/2011.............................   2.549444     2.660790         58,178
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001.............................   1.552828     1.588756         32,226
 01/01/2002 to 12/31/2002.............................   1.588756     1.713360        194,906
 01/01/2003 to 12/31/2003.............................   1.713360     1.900673        701,179
 01/01/2004 to 12/31/2004.............................   1.900673     1.995567        766,733
 01/01/2005 to 12/31/2005.............................   1.995567     2.020485        722,920
 01/01/2006 to 12/31/2006.............................   2.020485     2.089202        715,720
 01/01/2007 to 12/31/2007.............................   2.089202     2.140105        733,708
 01/01/2008 to 12/31/2008.............................   2.140105     1.791324        616,102
 01/01/2009 to 12/31/2009.............................   1.791324     2.331263        515,463
 01/01/2010 to 12/31/2010.............................   2.331263     2.589056        462,766
 01/01/2011 to 12/31/2011.............................   2.589056     2.704440        439,094

                                                             1.40% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Western Asset Management U.S. Government Sub-Account
  (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.542135     1.578902              0
 01/01/2005 to 12/31/2005............................   1.578902     1.578667         59,325
 01/01/2006 to 12/31/2006............................   1.578667     1.617724        101,569
 01/01/2007 to 12/31/2007............................   1.617724     1.659451        191,025
 01/01/2008 to 12/31/2008............................   1.659451     1.627610        194,870
 01/01/2009 to 12/31/2009............................   1.627610     1.670470        187,551
 01/01/2010 to 12/31/2010............................   1.670470     1.737724        196,192
 01/01/2011 to 12/31/2011............................   1.737724     1.803862        190,966
Western Asset Management U.S. Government Sub-Account
  (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.434460     1.477564         75,153
 01/01/2002 to 12/31/2002............................   1.477564     1.568096        592,262
 01/01/2003 to 12/31/2003............................   1.568096     1.570238        896,737
 01/01/2004 to 12/31/2004............................   1.570238     1.591785        870,170
 01/01/2005 to 12/31/2005............................   1.591785     1.594510        984,184
 01/01/2006 to 12/31/2006............................   1.594510     1.634905        799,649
 01/01/2007 to 12/31/2007............................   1.634905     1.678672        735,352
 01/01/2008 to 12/31/2008............................   1.678672     1.648186        560,845
 01/01/2009 to 12/31/2009............................   1.648186     1.693301        512,800
 01/01/2010 to 12/31/2010............................   1.693301     1.764453        424,605
 01/01/2011 to 12/31/2011............................   1.764453     1.831890        363,720



                                                               1.65% VARIABLE ACCOUNT CHARGE
                                                        --------------------------------------------
                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                                         OF PERIOD    OF PERIOD       OF PERIOD
                                                        ------------ ------------ ------------------

American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006..............................  14.495461    15.190349          2,598
 01/01/2007 to 12/31/2007..............................  15.190349    15.437742         19,135
 01/01/2008 to 12/31/2008..............................  15.437742    13.764918         18,130
 01/01/2009 to 12/31/2009..............................  13.764918    15.246465         15,851
 01/01/2010 to 12/31/2010..............................  15.246465    15.963477         17,753
 01/01/2011 to 12/31/2011..............................  15.963477    16.661368         17,660
American Funds Global Small Capitalization Sub-Account
 07/02/2001 to 12/31/2001..............................   1.456272     1.342581         15,917
 01/01/2002 to 12/31/2002..............................   1.342581     1.068990        202,341
 01/01/2003 to 12/31/2003..............................   1.068990     1.614374        325,669
 01/01/2004 to 12/31/2004..............................   1.614374     1.919465        357,067
 01/01/2005 to 12/31/2005..............................   1.919465     2.366832        388,520
 01/01/2006 to 12/31/2006..............................   2.366832     2.888228        514,306
 01/01/2007 to 12/31/2007..............................   2.888228     3.449430        606,182
 01/01/2008 to 12/31/2008..............................   3.449430     1.576879        619,463
 01/01/2009 to 12/31/2009..............................   1.576879     2.501845        604,172
 01/01/2010 to 12/31/2010..............................   2.501845     3.012537        547,570
 01/01/2011 to 12/31/2011..............................   3.012537     2.395996        453,730

                                                 1.65% VARIABLE ACCOUNT CHARGE
                                          --------------------------------------------
                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                           OF PERIOD    OF PERIOD       OF PERIOD
                                          ------------ ------------ ------------------
American Funds Growth Sub-Account
 07/02/2001 to 12/31/2001................  12.432061    10.980001         16,988
 01/01/2002 to 12/31/2002................  10.980001     8.158972        128,625
 01/01/2003 to 12/31/2003................   8.158972    10.979584        227,255
 01/01/2004 to 12/31/2004................  10.979584    12.149050        273,335
 01/01/2005 to 12/31/2005................  12.149050    13.885866        276,823
 01/01/2006 to 12/31/2006................  13.885866    15.054881        275,376
 01/01/2007 to 12/31/2007................  15.054881    16.635658        267,553
 01/01/2008 to 12/31/2008................  16.635658     9.167556        275,498
 01/01/2009 to 12/31/2009................   9.167556    12.571530        284,032
 01/01/2010 to 12/31/2010................  12.571530    14.676015        249,585
 01/01/2011 to 12/31/2011................  14.676015    13.818895        207,154
American Funds Growth-Income Sub-Account
 07/02/2001 to 12/31/2001................   8.424689     8.166857          9,169
 01/01/2002 to 12/31/2002................   8.166857     6.559523        108,984
 01/01/2003 to 12/31/2003................   6.559523     8.544503        255,290
 01/01/2004 to 12/31/2004................   8.544503     9.276225        273,228
 01/01/2005 to 12/31/2005................   9.276225     9.657033        296,153
 01/01/2006 to 12/31/2006................   9.657033    10.943642        296,391
 01/01/2007 to 12/31/2007................  10.943642    11.306386        257,849
 01/01/2008 to 12/31/2008................  11.306386     6.911587        272,678
 01/01/2009 to 12/31/2009................   6.911587     8.922405        281,504
 01/01/2010 to 12/31/2010................   8.922405     9.779339        269,252
 01/01/2011 to 12/31/2011................   9.779339     9.443587        237,124



                                                             1.45% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------

American Funds(R) Balanced Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.008411     7.009250         197,111
 01/01/2009 to 12/31/2009............................   7.009250     8.934303         579,258
 01/01/2010 to 12/31/2010............................   8.934303     9.876594         659,209
 01/01/2011 to 12/31/2011............................   9.876594     9.527614         622,885
American Funds(R) Growth Allocation Sub-Account
 04/28/2008 to 12/31/2008............................   9.998411     6.357620         624,685
 01/01/2009 to 12/31/2009............................   6.357620     8.399062       1,003,851
 01/01/2010 to 12/31/2010............................   8.399062     9.394374       1,035,856
 01/01/2011 to 12/31/2011............................   9.394374     8.821176       1,008,542
American Funds(R) Moderate Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.018410     7.682733         390,716
 01/01/2009 to 12/31/2009............................   7.682733     9.343749         746,572
 01/01/2010 to 12/31/2010............................   9.343749    10.121635         645,118
 01/01/2011 to 12/31/2011............................  10.121635     9.995313         552,309
Artio International Stock Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.174316     1.341022         207,260
 01/01/2005 to 12/31/2005............................   1.341022     1.554225         550,772
 01/01/2006 to 12/31/2006............................   1.554225     1.780501         859,971
 01/01/2007 to 12/31/2007............................   1.780501     1.931421       1,138,150
 01/01/2008 to 12/31/2008............................   1.931421     1.061381       1,572,471
 01/01/2009 to 12/31/2009............................   1.061381     1.275050       1,813,533
 01/01/2010 to 12/31/2010............................   1.275050     1.342925       1,855,099
 01/01/2011 to 12/31/2011............................   1.342925     1.057147       1,462,496

                                                             1.45% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Artio International Stock Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.248281     1.140121               0
 01/01/2002 to 12/31/2002............................   1.140121     0.925665               0
 01/01/2003 to 12/31/2003............................   0.925665     1.166856         463,974
 01/01/2004 to 12/31/2004............................   1.166856     1.357192         608,112
 01/01/2005 to 12/31/2005............................   1.357192     1.575828         567,468
 01/01/2006 to 12/31/2006............................   1.575828     1.805756         384,657
 01/01/2007 to 12/31/2007............................   1.805756     1.961230         375,503
 01/01/2008 to 12/31/2008............................   1.961230     1.078541         337,342
 01/01/2009 to 12/31/2009............................   1.078541     1.296482         259,562
 01/01/2010 to 12/31/2010............................   1.296482     1.367753         236,032
 01/01/2011 to 12/31/2011............................   1.367753     1.078747         185,175
Barclays Capital Aggregate Bond Index Sub-Account
 07/02/2001 to 12/31/2001............................   1.095821     1.127096               0
 01/01/2002 to 12/31/2002............................   1.127096     1.221309               0
 01/01/2003 to 12/31/2003............................   1.221309     1.244426         831,124
 01/01/2004 to 12/31/2004............................   1.244426     1.273611       2,078,402
 01/01/2005 to 12/31/2005............................   1.273611     1.278586       3,494,301
 01/01/2006 to 12/31/2006............................   1.278586     1.308282       4,610,812
 01/01/2007 to 12/31/2007............................   1.308282     1.375233       5,254,813
 01/01/2008 to 12/31/2008............................   1.375233     1.431702       4,350,182
 01/01/2009 to 12/31/2009............................   1.431702     1.481361       4,010,288
 01/01/2010 to 12/31/2010............................   1.481361     1.543163       3,788,579
 01/01/2011 to 12/31/2011............................   1.543163     1.631780       3,346,744
BlackRock Aggressive Growth Sub-Account (Class B)
 05/01/2004 to 12/31/2004............................  33.299262    36.906414           2,810
 01/01/2005 to 12/31/2005............................  36.906414    40.171558           6,374
 01/01/2006 to 12/31/2006............................  40.171558    42.155647           9,989
 01/01/2007 to 12/31/2007............................  42.155647    49.952930          10,425
 01/01/2008 to 12/31/2008............................  49.952930    26.663705          17,558
 01/01/2009 to 12/31/2009............................  26.663705    39.173098          23,107
 01/01/2010 to 12/31/2010............................  39.173098    44.398617          21,065
 01/01/2011 to 12/31/2011............................  44.398617    42.340898          19,324
BlackRock Bond Income Sub-Account (Class B)
 07/02/2001 to 12/31/2001............................   3.761324     3.896256               0
 01/01/2002 to 12/31/2002............................   3.896256     4.153850               0
 01/01/2003 to 12/31/2003............................   4.153850     4.322625         349,469
 01/01/2004 to 12/31/2004............................   4.322625     4.437981       1,192,970
 01/01/2005 to 12/31/2005............................   4.437981     4.468514       1,657,805
 01/01/2006 to 12/31/2006............................   4.468514     4.586570       2,004,580
 01/01/2007 to 12/31/2007............................   4.586570     4.792414       2,105,860
 01/01/2008 to 12/31/2008............................   4.792414     4.550133       1,655,380
 01/01/2009 to 12/31/2009............................   4.550133     4.896481       1,420,965
 01/01/2010 to 12/31/2010............................   4.896481     5.215415       1,348,121
 01/01/2011 to 12/31/2011............................   5.215415     5.464603       1,224,418

                                                                     1.45% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Diversified Sub-Account (Class B)
 05/01/2004 to 12/31/2004....................................  35.018069    37.769701           1,549
 01/01/2005 to 12/31/2005....................................  37.769701    38.276926           9,884
 01/01/2006 to 12/31/2006....................................  38.276926    41.592849          16,261
 01/01/2007 to 12/31/2007....................................  41.592849    43.293270          27,271
 01/01/2008 to 12/31/2008....................................  43.293270    32.016076          26,985
 01/01/2009 to 12/31/2009....................................  32.016076    36.919908          26,564
 01/01/2010 to 12/31/2010....................................  36.919908    39.778027          23,559
 01/01/2011 to 12/31/2011....................................  39.778027    40.613715          22,645
BlackRock Large Cap Core Sub-Account
 04/30/2007 to 12/31/2007....................................   7.717460     7.781092          86,831
 01/01/2008 to 12/31/2008....................................   7.781092     4.807688         119,229
 01/01/2009 to 12/31/2009....................................   4.807688     5.648106         133,881
 01/01/2010 to 12/31/2010....................................   5.648106     6.260172         138,139
 01/01/2011 to 12/31/2011....................................   6.260172     6.185986         137,182
BlackRock Large Cap Sub-Account
  (previously BlackRock Large Cap Sub-Account/(12)/)
 07/02/2001 to 12/31/2001....................................   7.015751     6.406361               0
 01/01/2002 to 12/31/2002....................................   6.406361     4.654534               0
 01/01/2003 to 12/31/2003....................................   4.654534     5.959547          32,870
 01/01/2004 to 12/31/2004....................................   5.959547     6.496004          80,772
 01/01/2005 to 12/31/2005....................................   6.496004     6.615113          93,532
 01/01/2006 to 12/31/2006....................................   6.615113     7.422121          76,983
 01/01/2007 to 04/27/2007....................................   7.422121     7.782537               0
BlackRock Large Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   1.068057     1.177872         282,255
 01/01/2005 to 12/31/2005....................................   1.177872     1.225479         493,055
 01/01/2006 to 12/31/2006....................................   1.225479     1.438939         907,204
 01/01/2007 to 12/31/2007....................................   1.438939     1.462490       1,776,396
 01/01/2008 to 12/31/2008....................................   1.462490     0.935315       2,005,046
 01/01/2009 to 12/31/2009....................................   0.935315     1.023753       2,155,305
 01/01/2010 to 12/31/2010....................................   1.023753     1.099082       2,121,565
 01/01/2011 to 12/31/2011....................................   1.099082     1.105497       1,904,754
BlackRock Large Cap Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002....................................   1.000000     0.792143               0
 01/01/2003 to 12/31/2003....................................   0.792143     1.057210         141,369
 01/01/2004 to 12/31/2004....................................   1.057210     1.180754         413,570
 01/01/2005 to 12/31/2005....................................   1.180754     1.230032         385,547
 01/01/2006 to 12/31/2006....................................   1.230032     1.445197         381,675
 01/01/2007 to 12/31/2007....................................   1.445197     1.470883         277,703
 01/01/2008 to 12/31/2008....................................   1.470883     0.941708         279,875
 01/01/2009 to 12/31/2009....................................   0.941708     1.031888         294,117
 01/01/2010 to 12/31/2010....................................   1.031888     1.108601         208,799
 01/01/2011 to 12/31/2011....................................   1.108601     1.115921         274,016
BlackRock Legacy Large Cap Growth Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.308436     2.528615          88,821
 01/01/2005 to 12/31/2005....................................   2.528615     2.660633         177,678
 01/01/2006 to 12/31/2006....................................   2.660633     2.724327         341,353
 01/01/2007 to 12/31/2007....................................   2.724327     3.179790         525,309
 01/01/2008 to 12/31/2008....................................   3.179790     1.983988         619,773
 01/01/2009 to 12/31/2009....................................   1.983988     2.669258         724,543
 01/01/2010 to 12/31/2010....................................   2.669258     3.143057         656,883
 01/01/2011 to 12/31/2011....................................   3.143057     2.814278         678,880

                                                                     1.45% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Legacy Large Cap Growth Sub-Account (Class B)
  (formerly FI Large Cap Sub-Account/(14)/)
 05/01/2006 to 12/31/2006....................................  17.008703    17.200922           4,245
 01/01/2007 to 12/31/2007....................................  17.200922    17.583045           7,506
 01/01/2008 to 12/31/2008....................................  17.583045     9.539586           8,900
 01/01/2009 to 05/01/2009....................................   9.539586     9.953774               0
BlackRock Legacy Large Cap Growth Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.979081     2.720331               0
 01/01/2002 to 12/31/2002....................................   2.720331     1.789982               0
 01/01/2003 to 12/31/2003....................................   1.789982     2.380083         360,586
 01/01/2004 to 12/31/2004....................................   2.380083     2.547627         646,165
 01/01/2005 to 12/31/2005....................................   2.547627     2.683096         582,743
 01/01/2006 to 12/31/2006....................................   2.683096     2.750299         487,196
 01/01/2007 to 12/31/2007....................................   2.750299     3.213109         412,589
 01/01/2008 to 12/31/2008....................................   3.213109     2.006766         387,513
 01/01/2009 to 12/31/2009....................................   2.006766     2.702255         360,609
 01/01/2010 to 12/31/2010....................................   2.702255     3.186014         308,427
 01/01/2011 to 12/31/2011....................................   3.186014     2.855623         308,333
BlackRock Money Market Sub-Account
 07/02/2001 to 12/31/2001....................................   2.195962     2.207732               0
 01/01/2002 to 12/31/2002....................................   2.207732     2.201294               0
 01/01/2003 to 12/31/2003....................................   2.201294     2.181647         588,176
 01/01/2004 to 12/31/2004....................................   2.181647     2.165940       1,081,808
 01/01/2005 to 12/31/2005....................................   2.165940     2.191132       1,290,686
 01/01/2006 to 12/31/2006....................................   2.191132     2.257964       1,731,097
 01/01/2007 to 12/31/2007....................................   2.257964     2.332420       2,684,653
 01/01/2008 to 12/31/2008....................................   2.332420     2.358502       5,989,973
 01/01/2009 to 12/31/2009....................................   2.358502     2.330436       4,412,826
 01/01/2010 to 12/31/2010....................................   2.330436     2.296887       3,275,091
 01/01/2011 to 12/31/2011....................................   2.296887     2.263911       2,901,409
Clarion Global Real Estate Sub-Account
 05/01/2004 to 12/31/2004....................................   9.998808    12.829343          99,217
 01/01/2005 to 12/31/2005....................................  12.829343    14.325212         275,907
 01/01/2006 to 12/31/2006....................................  14.325212    19.425899         461,636
 01/01/2007 to 12/31/2007....................................  19.425899    16.271764         548,921
 01/01/2008 to 12/31/2008....................................  16.271764     9.353651         583,793
 01/01/2009 to 12/31/2009....................................   9.353651    12.421197         601,773
 01/01/2010 to 12/31/2010....................................  12.421197    14.214331         523,714
 01/01/2011 to 12/31/2011....................................  14.214331    13.227452         451,682
Davis Venture Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.843555     3.059403       1,075,169
 01/01/2005 to 12/31/2005....................................   3.059403     3.316902       3,087,854
 01/01/2006 to 12/31/2006....................................   3.316902     3.737460       5,165,928
 01/01/2007 to 12/31/2007....................................   3.737460     3.843359       6,421,661
 01/01/2008 to 12/31/2008....................................   3.843359     2.290895       6,974,088
 01/01/2009 to 12/31/2009....................................   2.290895     2.972567       6,917,906
 01/01/2010 to 12/31/2010....................................   2.972567     3.272915       6,284,593
 01/01/2011 to 12/31/2011....................................   3.272915     3.088180       5,582,740

                                                                1.45% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
Davis Venture Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................   2.778511     2.635433               0
 01/01/2002 to 12/31/2002...............................   2.635433     2.167576               0
 01/01/2003 to 12/31/2003...............................   2.167576     2.793015       1,013,251
 01/01/2004 to 12/31/2004...............................   2.793015     3.086927       2,470,166
 01/01/2005 to 12/31/2005...............................   3.086927     3.351013       2,509,057
 01/01/2006 to 12/31/2006...............................   3.351013     3.778708       2,355,062
 01/01/2007 to 12/31/2007...............................   3.778708     3.889069       2,081,706
 01/01/2008 to 12/31/2008...............................   3.889069     2.320520       1,713,450
 01/01/2009 to 12/31/2009...............................   2.320520     3.015052       1,617,174
 01/01/2010 to 12/31/2010...............................   3.015052     3.322826       1,471,616
 01/01/2011 to 12/31/2011...............................   3.322826     3.138218       1,193,141
FI Value Leaders Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...............................   2.288597     2.580629          43,054
 01/01/2005 to 12/31/2005...............................   2.580629     2.808915         150,322
 01/01/2006 to 12/31/2006...............................   2.808915     3.091412         418,994
 01/01/2007 to 12/31/2007...............................   3.091412     3.166699         369,738
 01/01/2008 to 12/31/2008...............................   3.166699     1.900624         324,843
 01/01/2009 to 12/31/2009...............................   1.900624     2.275760         336,622
 01/01/2010 to 12/31/2010...............................   2.275760     2.563267         293,068
 01/01/2011 to 12/31/2011...............................   2.563267     2.365143         275,076
FI Value Leaders Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................   2.588519     2.349441               0
 01/01/2002 to 12/31/2002...............................   2.349441     1.862607               0
 01/01/2003 to 12/31/2003...............................   1.862607     2.326735          65,915
 01/01/2004 to 12/31/2004...............................   2.326735     2.604158         107,931
 01/01/2005 to 12/31/2005...............................   2.604158     2.837001         116,414
 01/01/2006 to 12/31/2006...............................   2.837001     3.125342         126,283
 01/01/2007 to 12/31/2007...............................   3.125342     3.204600         125,799
 01/01/2008 to 12/31/2008...............................   3.204600     1.925548         108,419
 01/01/2009 to 12/31/2009...............................   1.925548     2.308874          81,758
 01/01/2010 to 12/31/2010...............................   2.308874     2.603273          72,078
 01/01/2011 to 12/31/2011...............................   2.603273     2.404287          77,657
Harris Oakmark International Sub-Account (Class B)/(6)/
 05/01/2003 to 12/31/2003...............................   0.874438     1.174138         354,194
 01/01/2004 to 12/31/2004...............................   1.174138     1.394699       1,794,947
 01/01/2005 to 12/31/2005...............................   1.394699     1.570386       3,501,079
 01/01/2006 to 12/31/2006...............................   1.570386     1.994375       5,735,216
 01/01/2007 to 12/31/2007...............................   1.994375     1.943523       7,218,326
 01/01/2008 to 12/31/2008...............................   1.943523     1.132328       6,959,815
 01/01/2009 to 12/31/2009...............................   1.132328     1.730540       6,787,238
 01/01/2010 to 12/31/2010...............................   1.730540     1.985706       5,937,964
 01/01/2011 to 12/31/2011...............................   1.985706     1.678164       5,553,351
Invesco Small Cap Growth Sub-account
 05/01/2002 to 12/31/2002...............................   1.121872     0.846774               0
 01/01/2003 to 12/31/2003...............................   0.846774     1.158960         110,103
 01/01/2004 to 12/31/2004...............................   1.158960     1.215706         287,164
 01/01/2005 to 12/31/2005...............................   1.215706     1.297300         337,119
 01/01/2006 to 12/31/2006...............................   1.297300     1.460023         343,758
 01/01/2007 to 12/31/2007...............................   1.460023     1.598198         325,390
 01/01/2008 to 12/31/2008...............................   1.598198     0.965092         334,692
 01/01/2009 to 12/31/2009...............................   0.965092     1.272894         281,035
 01/01/2010 to 12/31/2010...............................   1.272894     1.583068         272,861
 01/01/2011 to 12/31/2011...............................   1.583068     1.543456         233,620

                                                                1.45% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
Janus Forty Sub-Account
 04/30/2007 to 12/31/2007...............................  144.013390   176.607648          2,409
 01/01/2008 to 12/31/2008...............................  176.607648   100.958623         16,506
 01/01/2009 to 12/31/2009...............................  100.958623   142.147961         27,862
 01/01/2010 to 12/31/2010...............................  142.147961   153.268221         27,137
 01/01/2011 to 12/31/2011...............................  153.268221   139.668176         22,551
Jennison Growth Sub-Account (Class B)
 05/01/2005 to 12/31/2005...............................    0.405896     0.487402         74,616
 01/01/2006 to 12/31/2006...............................    0.487402     0.492529        189,759
 01/01/2007 to 12/31/2007...............................    0.492529     0.540683        324,137
 01/01/2008 to 12/31/2008...............................    0.540683     0.338126        374,282
 01/01/2009 to 12/31/2009...............................    0.338126     0.465107        365,838
 01/01/2010 to 12/31/2010...............................    0.465107     0.510278        641,421
 01/01/2011 to 12/31/2011...............................    0.510278     0.504063        683,313
Jennison Growth Subaccount (Class B)/(8)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class B))
 05/01/2004 to 12/31/2004...............................    0.421725     0.440116         14,584
 01/01/2005 to 04/30/2005...............................    0.440116     0.401032              0
Jennison Growth Sub-Account (Class E)
 05/01/2005 to 12/31/2005...............................    0.406174     0.488443        241,296
 01/01/2006 to 12/31/2006...............................    0.488443     0.493941        185,101
 01/01/2007 to 12/31/2007...............................    0.493941     0.542988        119,388
 01/01/2008 to 12/31/2008...............................    0.542988     0.339423        105,132
 01/01/2009 to 12/31/2009...............................    0.339423     0.467957        107,758
 01/01/2010 to 12/31/2010...............................    0.467957     0.513994        144,908
 01/01/2011 to 12/31/2011...............................    0.513994     0.508165        168,734
Jennison Growth Subaccount (Class E)/(9)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class E))
 07/02/2001 to 12/31/2001...............................    0.574147     0.491917              0
 01/01/2002 to 12/31/2002...............................    0.491917     0.344376              0
 01/01/2003 to 12/31/2003...............................    0.344376     0.426653        159,748
 01/01/2004 to 12/31/2004...............................    0.426653     0.440119        233,843
 01/01/2005 to 04/30/2005...............................    0.440119     0.405026              0
Lazard Mid Cap Sub-Account
 05/01/2002 to 12/31/2002...............................    1.139379     0.965995              0
 01/01/2003 to 12/31/2003...............................    0.965995     1.201297        163,329
 01/01/2004 to 12/31/2004...............................    1.201297     1.354476        548,426
 01/01/2005 to 12/31/2005...............................    1.354476     1.442618        710,203
 01/01/2006 to 12/31/2006...............................    1.442618     1.630572        741,863
 01/01/2007 to 12/31/2007...............................    1.630572     1.563417      1,511,439
 01/01/2008 to 12/31/2008...............................    1.563417     0.950686      1,566,921
 01/01/2009 to 12/31/2009...............................    0.950686     1.281457      1,442,980
 01/01/2010 to 12/31/2010...............................    1.281457     1.551735      1,271,637
 01/01/2011 to 12/31/2011...............................    1.551735     1.448747      1,102,811

                                                                           1.45% VARIABLE ACCOUNT CHARGE
                                                                    --------------------------------------------
                                                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                                                     UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                    AT BEGINNING    AT END    OUTSTANDING AT END
                                                                     OF PERIOD    OF PERIOD       OF PERIOD
                                                                    ------------ ------------ ------------------
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Partners Aggressive Growth
  Sub-Account/(5)(13)/)
 07/02/2001 to 12/31/2001..........................................   0.951648     0.774430               0
 01/01/2002 to 12/31/2002..........................................   0.774430     0.528032               0
 01/01/2003 to 12/31/2003..........................................   0.528032     0.676043         112,568
 01/01/2004 to 12/31/2004..........................................   0.676043     0.722524         307,447
 01/01/2005 to 12/31/2005..........................................   0.722524     0.808835         481,283
 01/01/2006 to 12/31/2006..........................................   0.808835     0.783364         813,699
 01/01/2007 to 12/31/2007..........................................   0.783364     0.789527         965,438
 01/01/2008 to 12/31/2008..........................................   0.789527     0.474251         949,847
 01/01/2009 to 12/31/2009..........................................   0.474251     0.621495         944,117
 01/01/2010 to 12/31/2010..........................................   0.621495     0.758261         833,698
 01/01/2011 to 12/31/2011..........................................   0.758261     0.771638         822,647
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Value Equity Sub-Account (Class B)/(16)/)
 05/01/2006 to 12/31/2006..........................................   9.321724     9.990344          17,034
 01/01/2007 to 12/31/2007..........................................   9.990344     9.264183          28,688
 01/01/2008 to 12/31/2008..........................................   9.264183     4.143706          30,125
 01/01/2009 to 12/31/2009..........................................   4.143706     5.634772          29,984
 01/01/2010 to 12/31/2010..........................................   5.634772     5.961043          25,637
 01/01/2011 to 04/29/2011..........................................   5.961043     6.337404               0
Legg Mason ClearBridge Aggressive Growth Sub-Account
  (Class E)
 05/02/2011 to 12/31/2011..........................................   0.640583     0.580882         307,707
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
  (previously Legg Mason Value Equity Sub-Account (Class E)/(17)/)
 05/01/2006 to 12/31/2006..........................................   0.939867     1.007664         315,799
 01/01/2007 to 12/31/2007..........................................   1.007664     0.935365         255,700
 01/01/2008 to 12/31/2008..........................................   0.935365     0.418730         209,237
 01/01/2009 to 12/31/2009..........................................   0.418730     0.569372         183,054
 01/01/2010 to 12/31/2010..........................................   0.569372     0.602564         182,695
 01/01/2011 to 04/29/2011..........................................   0.602564     0.640659               0
Loomis Sayles Small Cap Core Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004..........................................   2.330155     2.639467         186,451
 01/01/2005 to 12/31/2005..........................................   2.639467     2.775271         556,793
 01/01/2006 to 12/31/2006..........................................   2.775271     3.183890       1,080,860
 01/01/2007 to 12/31/2007..........................................   3.183890     3.502586       1,706,944
 01/01/2008 to 12/31/2008..........................................   3.502586     2.207315       1,858,304
 01/01/2009 to 12/31/2009..........................................   2.207315     2.826619       1,843,486
 01/01/2010 to 12/31/2010..........................................   2.826619     3.543994       1,675,960
 01/01/2011 to 12/31/2011..........................................   3.543994     3.504913       1,426,209
Loomis Sayles Small Cap Core Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001..........................................   2.366018     2.238304               0
 01/01/2002 to 12/31/2002..........................................   2.238304     1.728611               0
 01/01/2003 to 12/31/2003..........................................   1.728611     2.321876         271,700
 01/01/2004 to 12/31/2004..........................................   2.321876     2.659214         463,290
 01/01/2005 to 12/31/2005..........................................   2.659214     2.798519         480,785
 01/01/2006 to 12/31/2006..........................................   2.798519     3.213642         445,741
 01/01/2007 to 12/31/2007..........................................   3.213642     3.538671         418,307
 01/01/2008 to 12/31/2008..........................................   3.538671     2.232299         351,024
 01/01/2009 to 12/31/2009..........................................   2.232299     2.861337         331,431
 01/01/2010 to 12/31/2010..........................................   2.861337     3.591203         265,309
 01/01/2011 to 12/31/2011..........................................   3.591203     3.555204         200,515

                                                             1.45% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Loomis Sayles Small Cap Growth Sub-Account
 07/02/2001 to 12/31/2001............................   0.953641     0.879413               0
 01/01/2002 to 12/31/2002............................   0.879413     0.623692               0
 01/01/2003 to 12/31/2003............................   0.623692     0.888912         289,136
 01/01/2004 to 12/31/2004............................   0.888912     0.973743       1,011,488
 01/01/2005 to 12/31/2005............................   0.973743     1.001908       1,210,426
 01/01/2006 to 12/31/2006............................   1.001908     1.083509       1,612,369
 01/01/2007 to 12/31/2007............................   1.083509     1.113904       1,720,837
 01/01/2008 to 12/31/2008............................   1.113904     0.644313       1,767,526
 01/01/2009 to 12/31/2009............................   0.644313     0.823492       1,974,207
 01/01/2010 to 12/31/2010............................   0.823492     1.066073       1,758,365
 01/01/2011 to 12/31/2011............................   1.066073     1.079604       1,186,149
Lord Abbett Bond Debenture Sub-Account
 07/02/2001 to 12/31/2001............................   1.371979     1.379335               0
 01/01/2002 to 12/31/2002............................   1.379335     1.351684               0
 01/01/2003 to 12/31/2003............................   1.351684     1.587476         749,060
 01/01/2004 to 12/31/2004............................   1.587476     1.692338       2,634,228
 01/01/2005 to 12/31/2005............................   1.692338     1.692952       3,725,393
 01/01/2006 to 12/31/2006............................   1.692952     1.821290       4,578,350
 01/01/2007 to 12/31/2007............................   1.821290     1.912501       5,498,142
 01/01/2008 to 12/31/2008............................   1.912501     1.534240       4,576,735
 01/01/2009 to 12/31/2009............................   1.534240     2.068223       4,100,078
 01/01/2010 to 12/31/2010............................   2.068223     2.302759       3,783,717
 01/01/2011 to 12/31/2011............................   2.302759     2.370888       3,150,311
Met/Artisan Mid Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   2.995692     3.249665         623,081
 01/01/2005 to 12/31/2005............................   3.249665     3.513950       1,637,522
 01/01/2006 to 12/31/2006............................   3.513950     3.885123       2,294,963
 01/01/2007 to 12/31/2007............................   3.885123     3.557994       2,696,827
 01/01/2008 to 12/31/2008............................   3.557994     1.888890       2,925,054
 01/01/2009 to 12/31/2009............................   1.888890     2.628683       2,851,166
 01/01/2010 to 12/31/2010............................   2.628683     2.973272       2,526,900
 01/01/2011 to 12/31/2011............................   2.973272     3.120763       1,947,252
Met/Artisan Mid Cap Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   2.498068     2.616574               0
 01/01/2002 to 12/31/2002............................   2.616574     2.347167               0
 01/01/2003 to 12/31/2003............................   2.347167     3.064101       1,008,302
 01/01/2004 to 12/31/2004............................   3.064101     3.314970       2,238,370
 01/01/2005 to 12/31/2005............................   3.314970     3.588015       2,118,457
 01/01/2006 to 12/31/2006............................   3.588015     3.970992       1,710,740
 01/01/2007 to 12/31/2007............................   3.970992     3.640263       1,530,813
 01/01/2008 to 12/31/2008............................   3.640263     1.934485       1,445,155
 01/01/2009 to 12/31/2009............................   1.934485     2.694762       1,267,664
 01/01/2010 to 12/31/2010............................   2.694762     3.051003       1,058,790
 01/01/2011 to 12/31/2011............................   3.051003     3.205584         840,481
Met/Franklin Income Sub-Account
 04/28/2008 to 12/31/2008............................   9.998411     7.983631           9,668
 01/01/2009 to 12/31/2009............................   7.983631    10.058445          36,305
 01/01/2010 to 12/31/2010............................  10.058445    11.085531          44,863
 01/01/2011 to 12/31/2011............................  11.085531    11.159470          47,313
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011............................   9.988015     9.763701             732

                                                                       1.45% VARIABLE ACCOUNT CHARGE
                                                                --------------------------------------------
                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                AT BEGINNING    AT END    OUTSTANDING AT END
                                                                 OF PERIOD    OF PERIOD       OF PERIOD
                                                                ------------ ------------ ------------------
Met/Franklin Mutual Shares Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998411     6.597865          17,150
 01/01/2009 to 12/31/2009......................................   6.597865     8.121083          52,439
 01/01/2010 to 12/31/2010......................................   8.121083     8.886550          53,093
 01/01/2011 to 12/31/2011......................................   8.886550     8.710985          51,095
Met/Franklin Templeton Founding Strategy Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998411     7.031214          45,821
 01/01/2009 to 12/31/2009......................................   7.031214     8.908616          67,576
 01/01/2010 to 12/31/2010......................................   8.908616     9.662480          47,389
 01/01/2011 to 12/31/2011......................................   9.662480     9.356009          52,754
Met/Templeton Growth Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998411     6.567015           2,914
 01/01/2009 to 12/31/2009......................................   6.567015     8.583858          14,752
 01/01/2010 to 12/31/2010......................................   8.583858     9.108293          15,176
 01/01/2011 to 12/31/2011......................................   9.108293     8.358265          21,325
MetLife Aggressive Strategy Sub-Account
 05/02/2011 to 12/31/2011......................................  12.124247    10.380016         131,564
MetLife Aggressive Strategy Sub-Account
  (previously MetLife Aggressive Allocation Sub-Account/(18)/)
 05/01/2005 to 12/31/2005......................................   9.998808    11.146837           7,138
 01/01/2006 to 12/31/2006......................................  11.146837    12.707218         114,393
 01/01/2007 to 12/31/2007......................................  12.707218    12.932691         141,325
 01/01/2008 to 12/31/2008......................................  12.932691     7.590311         137,134
 01/01/2009 to 12/31/2009......................................   7.590311     9.836788         130,396
 01/01/2010 to 12/31/2010......................................   9.836788    11.216504         124,479
 01/01/2011 to 04/29/2011......................................  11.216504    12.160675               0
MetLife Conservative Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998808    10.296283           6,307
 01/01/2006 to 12/31/2006......................................  10.296283    10.847789          45,474
 01/01/2007 to 12/31/2007......................................  10.847789    11.286401         230,763
 01/01/2008 to 12/31/2008......................................  11.286401     9.523075         289,579
 01/01/2009 to 12/31/2009......................................   9.523075    11.312508         556,554
 01/01/2010 to 12/31/2010......................................  11.312508    12.270453         649,398
 01/01/2011 to 12/31/2011......................................  12.270453    12.487545         516,321
MetLife Conservative to Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998808    10.514136          73,210
 01/01/2006 to 12/31/2006......................................  10.514136    11.339636         243,075
 01/01/2007 to 12/31/2007......................................  11.339636    11.713206         677,099
 01/01/2008 to 12/31/2008......................................  11.713206     9.051039         970,965
 01/01/2009 to 12/31/2009......................................   9.051039    11.032921       1,198,187
 01/01/2010 to 12/31/2010......................................  11.032921    12.127550       1,221,650
 01/01/2011 to 12/31/2011......................................  12.127550    12.078716       1,265,244

                                                              1.45% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
MetLife Mid Cap Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   1.050462     1.029066               0
 01/01/2002 to 12/31/2002.............................   1.029066     0.861006               0
 01/01/2003 to 12/31/2003.............................   0.861006     1.141814         449,810
 01/01/2004 to 12/31/2004.............................   1.141814     1.302240       1,349,973
 01/01/2005 to 12/31/2005.............................   1.302240     1.437840       1,680,432
 01/01/2006 to 12/31/2006.............................   1.437840     1.556448       2,092,496
 01/01/2007 to 12/31/2007.............................   1.556448     1.649223       2,386,944
 01/01/2008 to 12/31/2008.............................   1.649223     1.034106       2,389,365
 01/01/2009 to 12/31/2009.............................   1.034106     1.394046       2,400,359
 01/01/2010 to 12/31/2010.............................   1.394046     1.731160       2,054,046
 01/01/2011 to 12/31/2011.............................   1.731160     1.668966       1,678,304
MetLife Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998808    10.744858         218,867
 01/01/2006 to 12/31/2006.............................  10.744858    11.844436         930,371
 01/01/2007 to 12/31/2007.............................  11.844436    12.180356       2,311,940
 01/01/2008 to 12/31/2008.............................  12.180356     8.567215       3,474,649
 01/01/2009 to 12/31/2009.............................   8.567215    10.684089       3,869,037
 01/01/2010 to 12/31/2010.............................  10.684089    11.917316       3,686,958
 01/01/2011 to 12/31/2011.............................  11.917316    11.585328       3,411,848
MetLife Moderate to Aggressive Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998808    10.970640         258,154
 01/01/2006 to 12/31/2006.............................  10.970640    12.350345       1,466,084
 01/01/2007 to 12/31/2007.............................  12.350345    12.640209       3,019,789
 01/01/2008 to 12/31/2008.............................  12.640209     8.083009       3,445,407
 01/01/2009 to 12/31/2009.............................   8.083009    10.284465       3,665,653
 01/01/2010 to 12/31/2010.............................  10.284465    11.626464       3,523,158
 01/01/2011 to 12/31/2011.............................  11.626464    11.027183       3,325,726
MetLife Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   3.765130     3.487123               0
 01/01/2002 to 12/31/2002.............................   3.487123     2.663010               0
 01/01/2003 to 12/31/2003.............................   2.663010     3.356265         280,055
 01/01/2004 to 12/31/2004.............................   3.356265     3.647836         750,148
 01/01/2005 to 12/31/2005.............................   3.647836     3.752799         841,606
 01/01/2006 to 12/31/2006.............................   3.752799     4.260642       1,081,018
 01/01/2007 to 12/31/2007.............................   4.260642     4.407868       1,167,914
 01/01/2008 to 12/31/2008.............................   4.407868     2.725565       1,243,468
 01/01/2009 to 12/31/2009.............................   2.725565     3.382642       1,244,741
 01/01/2010 to 12/31/2010.............................   3.382642     3.817076       1,152,267
 01/01/2011 to 12/31/2011.............................   3.817076     3.823762         986,818
MFS(R) Investors Trust Sub-Account (Class B)/(11)/
 05/01/2004 to 12/31/2004.............................   7.671145     8.500928           1,000
 01/01/2005 to 12/31/2005.............................   8.500928     8.957184           4,041
 01/01/2006 to 04/30/2006.............................   8.957184     9.359990           3,712
MFS(R) Investors Trust Sub-Account (Class E)/(11)/
 07/02/2001 to 12/31/2001.............................   0.893824     0.828409               0
 01/01/2002 to 12/31/2002.............................   0.828409     0.651213               0
 01/01/2003 to 12/31/2003.............................   0.651213     0.779841         117,844
 01/01/2004 to 12/31/2004.............................   0.779841     0.855266         321,671
 01/01/2005 to 12/31/2005.............................   0.855266     0.902957         300,068
 01/01/2006 to 04/30/2006.............................   0.902957     0.943870               0

                                                            1.45% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
MFS(R) Investors Trust Sub-Account/(2)(11)/
  (previously MFS(R) Research Managers Sub-Account)
 07/02/2001 to 12/31/2001...........................   0.975125     0.874868               0
 01/01/2002 to 12/31/2002...........................   0.874868     0.653545               0
 01/01/2003 to 12/31/2003...........................   0.653545     0.798203         107,751
 01/01/2004 to 04/30/2004...........................   0.798203     0.812518         139,304
MFS(R) Research International Sub-Account
 07/02/2001 to 12/31/2001...........................   0.915884     0.837810               0
 01/01/2002 to 12/31/2002...........................   0.837810     0.728277               0
 01/01/2003 to 12/31/2003...........................   0.728277     0.947848         285,128
 01/01/2004 to 12/31/2004...........................   0.947848     1.116891         892,029
 01/01/2005 to 12/31/2005...........................   1.116891     1.281644       1,266,548
 01/01/2006 to 12/31/2006...........................   1.281644     1.598808       1,807,608
 01/01/2007 to 12/31/2007...........................   1.598808     1.785095       2,827,867
 01/01/2008 to 12/31/2008...........................   1.785095     1.013977       4,095,812
 01/01/2009 to 12/31/2009...........................   1.013977     1.314845       4,082,942
 01/01/2010 to 12/31/2010...........................   1.314845     1.443723       3,671,480
 01/01/2011 to 12/31/2011...........................   1.443723     1.270518       3,253,628
MFS(R) Total Return Sub-Account
 05/01/2004 to 12/31/2004...........................   3.645377     3.962474           5,466
 01/01/2005 to 12/31/2005...........................   3.962474     4.016932         893,393
 01/01/2006 to 12/31/2006...........................   4.016932     4.431736       1,093,162
 01/01/2007 to 12/31/2007...........................   4.431736     4.547436       1,320,688
 01/01/2008 to 12/31/2008...........................   4.547436     3.480191       1,306,753
 01/01/2009 to 12/31/2009...........................   3.480191     4.057927       1,217,465
 01/01/2010 to 12/31/2010...........................   4.057927     4.391406       1,134,529
 01/01/2011 to 12/31/2011...........................   4.391406     4.421767       1,004,292
MFS(R) Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...........................   1.210121     1.305453         867,956
 01/01/2005 to 12/31/2005...........................   1.305453     1.265477       1,991,877
 01/01/2006 to 12/31/2006...........................   1.265477     1.469805       2,212,275
 01/01/2007 to 12/31/2007...........................   1.469805     1.390211       2,152,159
 01/01/2008 to 12/31/2008...........................   1.390211     0.908357       2,128,579
 01/01/2009 to 12/31/2009...........................   0.908357     1.079572       2,430,353
 01/01/2010 to 12/31/2010...........................   1.079572     1.182990       2,412,845
 01/01/2011 to 12/31/2011...........................   1.182990     1.173446       2,435,890
MFS(R) Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002...........................   1.181982     0.969147               0
 01/01/2003 to 12/31/2003...........................   0.969147     1.197248         675,815
 01/01/2004 to 12/31/2004...........................   1.197248     1.313196       1,548,748
 01/01/2005 to 12/31/2005...........................   1.313196     1.274379       1,453,395
 01/01/2006 to 12/31/2006...........................   1.274379     1.481335       1,046,720
 01/01/2007 to 12/31/2007...........................   1.481335     1.402540         921,294
 01/01/2008 to 12/31/2008...........................   1.402540     0.917686         863,248
 01/01/2009 to 12/31/2009...........................   0.917686     1.091437         872,444
 01/01/2010 to 12/31/2010...........................   1.091437     1.196789         770,447
 01/01/2011 to 12/31/2011...........................   1.196789     1.189102         627,557
MFS(R) Total Return Sub-Account/(1)/
  (previously Balanced Sub-Account)
 07/02/2001 to 12/31/2001...........................   1.494175     1.466880               0
 01/01/2002 to 12/31/2002...........................   1.466880     1.247335               0
 01/01/2003 to 12/31/2003...........................   1.247335     1.470726         420,632
 01/01/2004 to 04/30/2004...........................   1.470726     1.457644         746,550

                                                                      1.45% VARIABLE ACCOUNT CHARGE
                                                               --------------------------------------------
                                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                                UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                               AT BEGINNING    AT END    OUTSTANDING AT END
                                                                OF PERIOD    OF PERIOD       OF PERIOD
                                                               ------------ ------------ ------------------
Morgan Stanley EAFE(R) Index Sub-Account
 07/02/2001 to 12/31/2001.....................................   0.943437     0.850224               0
 01/01/2002 to 12/31/2002.....................................   0.850224     0.697528               0
 01/01/2003 to 12/31/2003.....................................   0.697528     0.943244         448,521
 01/01/2004 to 12/31/2004.....................................   0.943244     1.108790       1,319,462
 01/01/2005 to 12/31/2005.....................................   1.108790     1.234205       1,638,697
 01/01/2006 to 12/31/2006.....................................   1.234205     1.526036       1,797,160
 01/01/2007 to 12/31/2007.....................................   1.526036     1.662172       2,230,007
 01/01/2008 to 12/31/2008.....................................   1.662172     0.946866       2,122,211
 01/01/2009 to 12/31/2009.....................................   0.946866     1.197230       1,945,763
 01/01/2010 to 12/31/2010.....................................   1.197230     1.273378       1,859,918
 01/01/2011 to 12/31/2011.....................................   1.273378     1.096323       1,661,376
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010.....................................   1.278966     1.484917         414,349
 01/01/2011 to 12/31/2011.....................................   1.484917     1.362275         479,065
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account/(4)/)
 05/01/2002 to 12/31/2002.....................................   1.000000     0.810093               0
 01/01/2003 to 12/31/2003.....................................   0.810093     1.134487         166,188
 01/01/2004 to 04/30/2004.....................................   1.134487     1.124032         311,182
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account/(3)/))
 07/02/2001 to 12/31/2001.....................................   1.874877     1.544884               0
 01/01/2002 to 12/31/2002.....................................   1.544884     1.078416               0
 01/01/2003 to 12/31/2003.....................................   1.078416     1.427230         128,598
 01/01/2004 to 12/31/2004.....................................   1.427230     1.643328         503,079
 01/01/2005 to 12/31/2005.....................................   1.643328     1.727663         546,390
 01/01/2006 to 12/31/2006.....................................   1.727663     1.899682         663,413
 01/01/2007 to 12/31/2007.....................................   1.899682     2.024036         574,046
 01/01/2008 to 12/31/2008.....................................   2.024036     0.889037         518,166
 01/01/2009 to 12/31/2009.....................................   0.889037     1.170063         508,025
 01/01/2010 to 04/30/2010.....................................   1.170063     1.266157               0
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class B)/(8)(15)/)
 05/01/2004 to 12/31/2004.....................................   1.608047     1.808505         850,913
 01/01/2005 to 12/31/2005.....................................   1.808505     1.852238       1,736,483
 01/01/2006 to 12/31/2006.....................................   1.852238     2.125829       1,998,038
 01/01/2007 to 12/31/2007.....................................   2.125829     2.017720       1,872,461
 01/01/2008 to 12/31/2008.....................................   2.017720     1.221875       1,820,063
 01/01/2009 to 12/31/2009.....................................   1.221875     1.358846       1,823,852
 01/01/2010 to 12/31/2010.....................................   1.358846     1.625123       1,611,314
 01/01/2011 to 12/31/2011.....................................   1.625123     1.689980       1,196,198

                                                            1.45% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class E)/(9)(15)/)
 07/02/2001 to 12/31/2001...........................   1.428036     1.396942               0
 01/01/2002 to 12/31/2002...........................   1.396942     1.080993               0
 01/01/2003 to 12/31/2003...........................   1.080993     1.617970         997,945
 01/01/2004 to 12/31/2004...........................   1.617970     1.836470       2,212,853
 01/01/2005 to 12/31/2005...........................   1.836470     1.881722       2,081,295
 01/01/2006 to 12/31/2006...........................   1.881722     2.163361       1,722,839
 01/01/2007 to 12/31/2007...........................   2.163361     2.055782       1,424,625
 01/01/2008 to 12/31/2008...........................   2.055782     1.246028       1,149,280
 01/01/2009 to 12/31/2009...........................   1.246028     1.386773       1,185,842
 01/01/2010 to 12/31/2010...........................   1.386773     1.660035       1,081,078
 01/01/2011 to 12/31/2011...........................   1.660035     1.727133         869,223
Neuberger Berman Mid Cap Value Sub-Account
 07/02/2001 to 12/31/2001...........................   1.548838     1.498398               0
 01/01/2002 to 12/31/2002...........................   1.498398     1.330422               0
 01/01/2003 to 12/31/2003...........................   1.330422     1.785481         144,438
 01/01/2004 to 12/31/2004...........................   1.785481     2.158483         853,984
 01/01/2005 to 12/31/2005...........................   2.158483     2.381260       1,937,452
 01/01/2006 to 12/31/2006...........................   2.381260     2.609886       2,891,414
 01/01/2007 to 12/31/2007...........................   2.609886     2.654186       3,764,153
 01/01/2008 to 12/31/2008...........................   2.654186     1.373916       4,396,889
 01/01/2009 to 12/31/2009...........................   1.373916     2.000626       3,806,344
 01/01/2010 to 12/31/2010...........................   2.000626     2.485500       3,282,246
 01/01/2011 to 12/31/2011...........................   2.485500     2.286290       2,854,649
Oppenheimer Capital Appreciation Sub-Account
 05/01/2005 to 12/31/2005...........................   7.930966     8.608707           6,760
 01/01/2006 to 12/31/2006...........................   8.608707     9.131331          36,021
 01/01/2007 to 12/31/2007...........................   9.131331    10.285082          48,785
 01/01/2008 to 12/31/2008...........................  10.285082     5.479802          49,200
 01/01/2009 to 12/31/2009...........................   5.479802     7.761261          66,834
 01/01/2010 to 12/31/2010...........................   7.761261     8.368386          71,539
 01/01/2011 to 12/31/2011...........................   8.368386     8.134289          45,901
Oppenheimer Global Equity Sub-Account
 05/01/2004 to 12/31/2004...........................  12.707150    14.653220           4,214
 01/01/2005 to 12/31/2005...........................  14.653220    16.750746          26,991
 01/01/2006 to 12/31/2006...........................  16.750746    19.209905          72,423
 01/01/2007 to 12/31/2007...........................  19.209905    20.117370         110,565
 01/01/2008 to 12/31/2008...........................  20.117370    11.785434         126,590
 01/01/2009 to 12/31/2009...........................  11.785434    16.239027         119,403
 01/01/2010 to 12/31/2010...........................  16.239027    18.554558         106,286
 01/01/2011 to 12/31/2011...........................  18.554558    16.750804          91,081
PIMCO Inflation Protected Bond Sub-Account
 05/01/2006 to 12/31/2006...........................  10.978974    11.082609          54,149
 01/01/2007 to 12/31/2007...........................  11.082609    12.101606         126,768
 01/01/2008 to 12/31/2008...........................  12.101606    11.105247         371,727
 01/01/2009 to 12/31/2009...........................  11.105247    12.920908         401,684
 01/01/2010 to 12/31/2010...........................  12.920908    13.723308         447,576
 01/01/2011 to 12/31/2011...........................  13.723308    15.033228         437,537

                                               1.45% VARIABLE ACCOUNT CHARGE
                                        --------------------------------------------
                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                         OF PERIOD    OF PERIOD       OF PERIOD
                                        ------------ ------------ ------------------
PIMCO Total Return Sub-Account
 07/02/2001 to 12/31/2001..............   1.007382     1.053265                0
 01/01/2002 to 12/31/2002..............   1.053265     1.134583                0
 01/01/2003 to 12/31/2003..............   1.134583     1.166403        2,588,733
 01/01/2004 to 12/31/2004..............   1.166403     1.206825        7,383,838
 01/01/2005 to 12/31/2005..............   1.206825     1.216235       11,523,820
 01/01/2006 to 12/31/2006..............   1.216235     1.252931       14,270,403
 01/01/2007 to 12/31/2007..............   1.252931     1.328206       15,632,251
 01/01/2008 to 12/31/2008..............   1.328206     1.314400       14,551,036
 01/01/2009 to 12/31/2009..............   1.314400     1.529041       14,245,257
 01/01/2010 to 12/31/2010..............   1.529041     1.630165       13,825,096
 01/01/2011 to 12/31/2011..............   1.630165     1.657688       12,062,943
RCM Technology Sub-Account
 07/02/2001 to 12/31/2001..............   0.757746     0.609113                0
 01/01/2002 to 12/31/2002..............   0.609113     0.295777                0
 01/01/2003 to 12/31/2003..............   0.295777     0.464083          742,655
 01/01/2004 to 12/31/2004..............   0.464083     0.437661        1,262,601
 01/01/2005 to 12/31/2005..............   0.437661     0.478898        1,240,390
 01/01/2006 to 12/31/2006..............   0.478898     0.497258        1,174,062
 01/01/2007 to 12/31/2007..............   0.497258     0.644552        1,492,886
 01/01/2008 to 12/31/2008..............   0.644552     0.352865        1,713,517
 01/01/2009 to 12/31/2009..............   0.352865     0.552893        1,563,838
 01/01/2010 to 12/31/2010..............   0.552893     0.695833        1,427,700
 01/01/2011 to 12/31/2011..............   0.695833     0.617971        1,403,368
Russell 2000(R) Index Sub-Account
 07/02/2001 to 12/31/2001..............   1.216598     1.182629                0
 01/01/2002 to 12/31/2002..............   1.182629     0.925275                0
 01/01/2003 to 12/31/2003..............   0.925275     1.328844          567,797
 01/01/2004 to 12/31/2004..............   1.328844     1.537582        1,290,069
 01/01/2005 to 12/31/2005..............   1.537582     1.580682        1,570,284
 01/01/2006 to 12/31/2006..............   1.580682     1.831890        1,803,280
 01/01/2007 to 12/31/2007..............   1.831890     1.774602        1,979,142
 01/01/2008 to 12/31/2008..............   1.774602     1.160069        1,911,413
 01/01/2009 to 12/31/2009..............   1.160069     1.436766        1,785,211
 01/01/2010 to 12/31/2010..............   1.436766     1.792471        1,518,933
 01/01/2011 to 12/31/2011..............   1.792471     1.690978        1,291,001
SSgA Growth and Income ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.510408    11.154018                0
 01/01/2007 to 12/31/2007..............  11.154018    11.586079            1,807
 01/01/2008 to 12/31/2008..............  11.586079     8.557256           36,836
 01/01/2009 to 12/31/2009..............   8.557256    10.533078           32,100
 01/01/2010 to 12/31/2010..............  10.533078    11.652090          117,728
 01/01/2011 to 12/31/2011..............  11.652090    11.606558          128,210
SSgA Growth ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.701227    11.408665            3,725
 01/01/2007 to 12/31/2007..............  11.408665    11.875318            5,753
 01/01/2008 to 12/31/2008..............  11.875318     7.845300            8,225
 01/01/2009 to 12/31/2009..............   7.845300     9.982416           33,230
 01/01/2010 to 12/31/2010..............   9.982416    11.231351           33,046
 01/01/2011 to 12/31/2011..............  11.231351    10.834310           59,208

                                                              1.45% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
T. Rowe Price Large Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.113637     1.206357         411,092
 01/01/2005 to 12/31/2005.............................   1.206357     1.264276       1,204,510
 01/01/2006 to 12/31/2006.............................   1.264276     1.406653       2,346,411
 01/01/2007 to 12/31/2007.............................   1.406653     1.513164       3,699,193
 01/01/2008 to 12/31/2008.............................   1.513164     0.864925       4,236,583
 01/01/2009 to 12/31/2009.............................   0.864925     1.219353       4,224,088
 01/01/2010 to 12/31/2010.............................   1.219353     1.403035       3,244,881
 01/01/2011 to 12/31/2011.............................   1.403035     1.364415       2,765,840
T. Rowe Price Mid Cap Growth Sub-Account
 07/02/2001 to 12/31/2001.............................   0.930796     0.823372               0
 01/01/2002 to 12/31/2002.............................   0.823372     0.454161               0
 01/01/2003 to 12/31/2003.............................   0.454161     0.611635         499,074
 01/01/2004 to 12/31/2004.............................   0.611635     0.710250       2,971,928
 01/01/2005 to 12/31/2005.............................   0.710250     0.802451       4,053,101
 01/01/2006 to 12/31/2006.............................   0.802451     0.839683       6,105,826
 01/01/2007 to 12/31/2007.............................   0.839683     0.973491       7,090,708
 01/01/2008 to 12/31/2008.............................   0.973491     0.578065       7,499,130
 01/01/2009 to 12/31/2009.............................   0.578065     0.828819       7,154,942
 01/01/2010 to 12/31/2010.............................   0.828819     1.043038       6,391,790
 01/01/2011 to 12/31/2011.............................   1.043038     1.011115       5,381,821
T. Rowe Price Small Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.233717     1.314848          60,296
 01/01/2005 to 12/31/2005.............................   1.314848     1.434841         388,621
 01/01/2006 to 12/31/2006.............................   1.434841     1.465554         846,806
 01/01/2007 to 12/31/2007.............................   1.465554     1.582032       1,113,588
 01/01/2008 to 12/31/2008.............................   1.582032     0.992921       1,230,477
 01/01/2009 to 12/31/2009.............................   0.992921     1.356720       1,241,148
 01/01/2010 to 12/31/2010.............................   1.356720     1.800713       1,195,451
 01/01/2011 to 12/31/2011.............................   1.800713     1.800529       1,095,087
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.............................   1.856901     1.967911         492,276
 01/01/2005 to 12/31/2005.............................   1.967911     1.989347       1,725,497
 01/01/2006 to 12/31/2006.............................   1.989347     2.055399       3,023,064
 01/01/2007 to 12/31/2007.............................   2.055399     2.100680       4,497,418
 01/01/2008 to 12/31/2008.............................   2.100680     1.755185       3,878,167
 01/01/2009 to 12/31/2009.............................   1.755185     2.281649       3,143,160
 01/01/2010 to 12/31/2010.............................   2.281649     2.528907       2,962,660
 01/01/2011 to 12/31/2011.............................   2.528907     2.638041       2,546,692
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001.............................   1.547655     1.583070               0
 01/01/2002 to 12/31/2002.............................   1.583070     1.706369               0
 01/01/2003 to 12/31/2003.............................   1.706369     1.891974       1,049,643
 01/01/2004 to 12/31/2004.............................   1.891974     1.985439       2,244,541
 01/01/2005 to 12/31/2005.............................   1.985439     2.009228       2,186,113
 01/01/2006 to 12/31/2006.............................   2.009228     2.076526       2,178,728
 01/01/2007 to 12/31/2007.............................   2.076526     2.126051       2,102,157
 01/01/2008 to 12/31/2008.............................   2.126051     1.778668       1,693,074
 01/01/2009 to 12/31/2009.............................   1.778668     2.313637       1,380,503
 01/01/2010 to 12/31/2010.............................   2.313637     2.568197       1,189,198
 01/01/2011 to 12/31/2011.............................   2.568197     2.681314         945,695

                                                             1.45% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Western Asset Management U.S. Government Sub-Account
  (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.534818     1.570890         958,888
 01/01/2005 to 12/31/2005............................   1.570890     1.569873       2,335,109
 01/01/2006 to 12/31/2006............................   1.569873     1.607910       3,318,924
 01/01/2007 to 12/31/2007............................   1.607910     1.648555       3,891,051
 01/01/2008 to 12/31/2008............................   1.648555     1.616113       3,597,556
 01/01/2009 to 12/31/2009............................   1.616113     1.657842       3,602,968
 01/01/2010 to 12/31/2010............................   1.657842     1.723725       3,517,189
 01/01/2011 to 12/31/2011............................   1.723725     1.788438       2,912,344
Western Asset Management U.S. Government Sub-Account
  (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.429681     1.472276               0
 01/01/2002 to 12/31/2002............................   1.472276     1.561708               0
 01/01/2003 to 12/31/2003............................   1.561708     1.563055         892,208
 01/01/2004 to 12/31/2004............................   1.563055     1.583709       1,611,308
 01/01/2005 to 12/31/2005............................   1.583709     1.585629       1,538,248
 01/01/2006 to 12/31/2006............................   1.585629     1.624988       1,311,558
 01/01/2007 to 12/31/2007............................   1.624988     1.667651       1,148,880
 01/01/2008 to 12/31/2008............................   1.667651     1.636545       1,071,313
 01/01/2009 to 12/31/2009............................   1.636545     1.680501       1,002,932
 01/01/2010 to 12/31/2010............................   1.680501     1.750240         847,217
 01/01/2011 to 12/31/2011............................   1.750240     1.816228         691,457



                                                               1.70% VARIABLE ACCOUNT CHARGE
                                                        --------------------------------------------
                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                                         OF PERIOD    OF PERIOD       OF PERIOD
                                                        ------------ ------------ ------------------

American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006..............................  14.430321    15.117074          73,714
 01/01/2007 to 12/31/2007..............................  15.117074    15.355552         381,227
 01/01/2008 to 12/31/2008..............................  15.355552    13.684769         407,883
 01/01/2009 to 12/31/2009..............................  13.684769    15.150116         364,394
 01/01/2010 to 12/31/2010..............................  15.150116    15.854671         365,481
 01/01/2011 to 12/31/2011..............................  15.854671    16.539557         330,248
American Funds Global Small Capitalization Sub-Account
 07/02/2001 to 12/31/2001..............................   1.453962     1.340084               0
 01/01/2002 to 12/31/2002..............................   1.340084     1.066463               0
 01/01/2003 to 12/31/2003..............................   1.066463     1.609753         399,819
 01/01/2004 to 12/31/2004..............................   1.609753     1.913012       1,411,315
 01/01/2005 to 12/31/2005..............................   1.913012     2.357699       2,343,635
 01/01/2006 to 12/31/2006..............................   2.357699     2.875650       3,656,387
 01/01/2007 to 12/31/2007..............................   2.875650     3.432683       4,730,097
 01/01/2008 to 12/31/2008..............................   3.432683     1.568434       5,450,076
 01/01/2009 to 12/31/2009..............................   1.568434     2.487203       5,217,053
 01/01/2010 to 12/31/2010..............................   2.487203     2.993410       4,544,451
 01/01/2011 to 12/31/2011..............................   2.993410     2.379595       4,043,726

                                                 1.70% VARIABLE ACCOUNT CHARGE
                                          --------------------------------------------
                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                           OF PERIOD    OF PERIOD       OF PERIOD
                                          ------------ ------------ ------------------
American Funds Growth Sub-Account
 07/02/2001 to 12/31/2001................  12.325415    10.882824               0
 01/01/2002 to 12/31/2002................  10.882824     8.082710               0
 01/01/2003 to 12/31/2003................   8.082710    10.871528         400,545
 01/01/2004 to 12/31/2004................  10.871528    12.023456       1,223,281
 01/01/2005 to 12/31/2005................  12.023456    13.735471       1,741,977
 01/01/2006 to 12/31/2006................  13.735471    14.884400       2,097,885
 01/01/2007 to 12/31/2007................  14.884400    16.439009       2,295,795
 01/01/2008 to 12/31/2008................  16.439009     9.054631       2,397,924
 01/01/2009 to 12/31/2009................   9.054631    12.410470       2,337,394
 01/01/2010 to 12/31/2010................  12.410470    14.480758       2,126,120
 01/01/2011 to 12/31/2011................  14.480758    13.628239       1,781,611
American Funds Growth-Income Sub-Account
 07/02/2001 to 12/31/2001................   8.352463     8.094707               0
 01/01/2002 to 12/31/2002................   8.094707     6.498317               0
 01/01/2003 to 12/31/2003................   6.498317     8.460555         507,933
 01/01/2004 to 12/31/2004................   8.460555     9.180484       1,248,923
 01/01/2005 to 12/31/2005................   9.180484     9.552598       1,628,151
 01/01/2006 to 12/31/2006................   9.552598    10.819898       1,810,952
 01/01/2007 to 12/31/2007................  10.819898    11.172921       2,036,555
 01/01/2008 to 12/31/2008................  11.172921     6.826567       2,118,299
 01/01/2009 to 12/31/2009................   6.826567     8.808245       2,027,304
 01/01/2010 to 12/31/2010................   8.808245     9.649393       1,876,534
 01/01/2011 to 12/31/2011................   9.649393     9.313454       1,668,699



                                                             1.50% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------

American Funds(R) Balanced Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.008356     7.006834         77,597
 01/01/2009 to 12/31/2009............................   7.006834     8.926760        152,849
 01/01/2010 to 12/31/2010............................   8.926760     9.863326        240,778
 01/01/2011 to 12/31/2011............................   9.863326     9.510068        234,785
American Funds(R) Growth Allocation Sub-Account
 04/28/2008 to 12/31/2008............................   9.998356     6.355426        474,130
 01/01/2009 to 12/31/2009............................   6.355426     8.391968        852,845
 01/01/2010 to 12/31/2010............................   8.391968     9.381751        782,777
 01/01/2011 to 12/31/2011............................   9.381751     8.804928        729,129
American Funds(R) Moderate Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.018355     7.680087        157,033
 01/01/2009 to 12/31/2009............................   7.680087     9.335863        307,082
 01/01/2010 to 12/31/2010............................   9.335863    10.108040        327,367
 01/01/2011 to 12/31/2011............................  10.108040     9.976909        316,105
Artio International Stock Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.166701     1.331885         71,817
 01/01/2005 to 12/31/2005............................   1.331885     1.542867        158,018
 01/01/2006 to 12/31/2006............................   1.542867     1.766608        216,333
 01/01/2007 to 12/31/2007............................   1.766608     1.915389        233,216
 01/01/2008 to 12/31/2008............................   1.915389     1.052042        371,033
 01/01/2009 to 12/31/2009............................   1.052042     1.263199        340,206
 01/01/2010 to 12/31/2010............................   1.263199     1.329779        309,486
 01/01/2011 to 12/31/2011............................   1.329779     1.046275        257,108

                                                             1.50% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Artio International Stock Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.241943     1.134064         190,791
 01/01/2002 to 12/31/2002............................   1.134064     0.920290         690,284
 01/01/2003 to 12/31/2003............................   0.920290     1.159496       1,070,308
 01/01/2004 to 12/31/2004............................   1.159496     1.347955       1,098,003
 01/01/2005 to 12/31/2005............................   1.347955     1.564323         941,155
 01/01/2006 to 12/31/2006............................   1.564323     1.791679         707,911
 01/01/2007 to 12/31/2007............................   1.791679     1.944964         663,498
 01/01/2008 to 12/31/2008............................   1.944964     1.069058         491,493
 01/01/2009 to 12/31/2009............................   1.069058     1.284440         422,367
 01/01/2010 to 12/31/2010............................   1.284440     1.354373         321,196
 01/01/2011 to 12/31/2011............................   1.354373     1.067660         269,967
Barclays Capital Aggregate Bond Index Sub-Account
 07/02/2001 to 12/31/2001............................   1.094262     1.125213         138,917
 01/01/2002 to 12/31/2002............................   1.125213     1.218660         563,451
 01/01/2003 to 12/31/2003............................   1.218660     1.241099       1,159,329
 01/01/2004 to 12/31/2004............................   1.241099     1.269569       1,344,094
 01/01/2005 to 12/31/2005............................   1.269569     1.273892       1,484,719
 01/01/2006 to 12/31/2006............................   1.273892     1.302829       1,457,503
 01/01/2007 to 12/31/2007............................   1.302829     1.368813       1,461,412
 01/01/2008 to 12/31/2008............................   1.368813     1.424305       1,114,767
 01/01/2009 to 12/31/2009............................   1.424305     1.472971       1,025,111
 01/01/2010 to 12/31/2010............................   1.472971     1.533655         879,057
 01/01/2011 to 12/31/2011............................   1.533655     1.620918         766,916
BlackRock Aggressive Growth Sub-Account
 05/01/2004 to 12/31/2004............................  33.033515    36.599740              14
 01/01/2005 to 12/31/2005............................  36.599740    39.817901           1,961
 01/01/2006 to 12/31/2006............................  39.817901    41.763681           1,853
 01/01/2007 to 12/31/2007............................  41.763681    49.463597           2,382
 01/01/2008 to 12/31/2008............................  49.463597    26.389229           2,905
 01/01/2009 to 12/31/2009............................  26.389229    38.750475           4,169
 01/01/2010 to 12/31/2010............................  38.750475    43.897683           3,268
 01/01/2011 to 12/31/2011............................  43.897683    41.842287           2,555
BlackRock Bond Income Sub-Account
 07/02/2001 to 12/31/2001............................   3.727288     3.860039         225,528
 01/01/2002 to 12/31/2002............................   3.860039     4.113183         582,376
 01/01/2003 to 12/31/2003............................   4.113183     4.278163         884,002
 01/01/2004 to 12/31/2004............................   4.278163     4.390130       1,021,364
 01/01/2005 to 12/31/2005............................   4.390130     4.418130       1,041,389
 01/01/2006 to 12/31/2006............................   4.418130     4.532595       1,021,385
 01/01/2007 to 12/31/2007............................   4.532595     4.733636         976,697
 01/01/2008 to 12/31/2008............................   4.733636     4.492074         807,503
 01/01/2009 to 12/31/2009............................   4.492074     4.831586         723,412
 01/01/2010 to 12/31/2010............................   4.831586     5.143722         608,895
 01/01/2011 to 12/31/2011............................   5.143722     5.386798         548,972
BlackRock Diversified Sub-Account
 05/01/2004 to 12/31/2004............................  34.707273    37.422077             914
 01/01/2005 to 12/31/2005............................  37.422077    37.905729           1,068
 01/01/2006 to 12/31/2006............................  37.905729    41.168965           1,436
 01/01/2007 to 12/31/2007............................  41.168965    42.830519           2,148
 01/01/2008 to 12/31/2008............................  42.830519    31.657964           2,311
 01/01/2009 to 12/31/2009............................  31.657964    36.488698           3,169
 01/01/2010 to 12/31/2010............................  36.488698    39.293794           5,494
 01/01/2011 to 12/31/2011............................  39.293794    40.099301           6,544

                                                                     1.50% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Large Cap Core Sub-Account
 04/30/2007 to 12/31/2007....................................   7.626066     7.686366         73,091
 01/01/2008 to 12/31/2008....................................   7.686366     4.746774         63,532
 01/01/2009 to 12/31/2009....................................   4.746774     5.573756         55,708
 01/01/2010 to 12/31/2010....................................   5.573756     6.174679         52,533
 01/01/2011 to 12/31/2011....................................   6.174679     6.098461         43,565
BlackRock Large Cap Sub-Account
  (previously BlackRock Large Cap Sub-Account/(12)/)
 07/02/2001 to 12/31/2001....................................   6.952785     6.347384          6,420
 01/01/2002 to 12/31/2002....................................   6.347384     4.609377         26,015
 01/01/2003 to 12/31/2003....................................   4.609377     5.898786         63,892
 01/01/2004 to 12/31/2004....................................   5.898786     6.426552         91,826
 01/01/2005 to 12/31/2005....................................   6.426552     6.541126         83,065
 01/01/2006 to 12/31/2006....................................   6.541126     7.335451         73,743
 01/01/2007 to 04/27/2007....................................   7.335451     7.690404              0
BlackRock Large Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   1.066985     1.176301        129,326
 01/01/2005 to 12/31/2005....................................   1.176301     1.223235        190,855
 01/01/2006 to 12/31/2006....................................   1.223235     1.435589        441,138
 01/01/2007 to 12/31/2007....................................   1.435589     1.458352        486,783
 01/01/2008 to 12/31/2008....................................   1.458352     0.932200        429,983
 01/01/2009 to 12/31/2009....................................   0.932200     1.019833        405,569
 01/01/2010 to 12/31/2010....................................   1.019833     1.094327        447,088
 01/01/2011 to 12/31/2011....................................   1.094327     1.100165        348,684
BlackRock Large Cap Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002....................................   1.000000     0.791872         12,191
 01/01/2003 to 12/31/2003....................................   0.791872     1.056317        262,962
 01/01/2004 to 12/31/2004....................................   1.056317     1.179166        601,733
 01/01/2005 to 12/31/2005....................................   1.179166     1.227765        566,403
 01/01/2006 to 12/31/2006....................................   1.227765     1.441814        638,388
 01/01/2007 to 12/31/2007....................................   1.441814     1.466703        482,101
 01/01/2008 to 12/31/2008....................................   1.466703     0.938560        370,477
 01/01/2009 to 12/31/2009....................................   0.938560     1.027924        372,219
 01/01/2010 to 12/31/2010....................................   1.027924     1.103791        309,848
 01/01/2011 to 12/31/2011....................................   1.103791     1.110524        335,822
BlackRock Legacy Large Cap Growth Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.297490     2.515792         18,136
 01/01/2005 to 12/31/2005....................................   2.515792     2.645822         40,745
 01/01/2006 to 12/31/2006....................................   2.645822     2.707812         51,217
 01/01/2007 to 12/31/2007....................................   2.707812     3.158926         56,735
 01/01/2008 to 12/31/2008....................................   3.158926     1.969979         66,674
 01/01/2009 to 12/31/2009....................................   1.969979     2.649087         86,701
 01/01/2010 to 12/31/2010....................................   2.649087     3.117748         85,395
 01/01/2011 to 12/31/2011....................................   3.117748     2.790222         76,307
BlackRock Legacy Large Cap Growth Sub-Account (Class B)
  (formerly FI Large Cap Sub-Account/(14)/)
 05/01/2006 to 12/31/2006....................................  16.926625    17.112239          1,863
 01/01/2007 to 12/31/2007....................................  17.112239    17.483597          1,923
 01/01/2008 to 12/31/2008....................................  17.483597     9.480861          1,850
 01/01/2009 to 05/01/2009....................................   9.480861     9.890852              0

                                                                     1.50% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Legacy Large Cap Growth Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.969160     2.710625         332,685
 01/01/2002 to 12/31/2002....................................   2.710625     1.782699         415,897
 01/01/2003 to 12/31/2003....................................   1.782699     2.369215         648,081
 01/01/2004 to 12/31/2004....................................   2.369215     2.534722         692,328
 01/01/2005 to 12/31/2005....................................   2.534722     2.668175         577,553
 01/01/2006 to 12/31/2006....................................   2.668175     2.733640         396,651
 01/01/2007 to 12/31/2007....................................   2.733640     3.192042         342,798
 01/01/2008 to 12/31/2008....................................   3.192042     1.992606         263,101
 01/01/2009 to 12/31/2009....................................   1.992606     2.681847         208,429
 01/01/2010 to 12/31/2010....................................   2.681847     3.160374         176,932
 01/01/2011 to 12/31/2011....................................   3.160374     2.831228         161,769
BlackRock Money Market Sub-Account
 07/02/2001 to 12/31/2001....................................   2.176424     2.187507         324,274
 01/01/2002 to 12/31/2002....................................   2.187507     2.180026       1,244,380
 01/01/2003 to 12/31/2003....................................   2.180026     2.159484       1,156,155
 01/01/2004 to 12/31/2004....................................   2.159484     2.142861         961,402
 01/01/2005 to 12/31/2005....................................   2.142861     2.166704       1,122,233
 01/01/2006 to 12/31/2006....................................   2.166704     2.231677       1,071,485
 01/01/2007 to 12/31/2007....................................   2.231677     2.304109       1,000,105
 01/01/2008 to 12/31/2008....................................   2.304109     2.328706       1,833,282
 01/01/2009 to 12/31/2009....................................   2.328706     2.299844       1,091,601
 01/01/2010 to 12/31/2010....................................   2.299844     2.265602         540,188
 01/01/2011 to 12/31/2011....................................   2.265602     2.231962         724,963
Clarion Global Real Estate Sub-Account
 05/01/2004 to 12/31/2004....................................   9.998767    12.825046          35,814
 01/01/2005 to 12/31/2005....................................  12.825046    14.313282          76,380
 01/01/2006 to 12/31/2006....................................  14.313282    19.400065         124,484
 01/01/2007 to 12/31/2007....................................  19.400065    16.241955         124,114
 01/01/2008 to 12/31/2008....................................  16.241955     9.331819         119,189
 01/01/2009 to 12/31/2009....................................   9.331819    12.386008         117,943
 01/01/2010 to 12/31/2010....................................  12.386008    14.166987          95,741
 01/01/2011 to 12/31/2011....................................  14.166987    13.176814          80,126
Davis Venture Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.830075     3.043892         217,157
 01/01/2005 to 12/31/2005....................................   3.043892     3.298442         588,242
 01/01/2006 to 12/31/2006....................................   3.298442     3.714808         924,130
 01/01/2007 to 12/31/2007....................................   3.714808     3.818147       1,051,764
 01/01/2008 to 12/31/2008....................................   3.818147     2.274722       1,050,983
 01/01/2009 to 12/31/2009....................................   2.274722     2.950106       1,000,693
 01/01/2010 to 12/31/2010....................................   2.950106     3.246562         781,411
 01/01/2011 to 12/31/2011....................................   3.246562     3.061787         671,571
Davis Venture Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.769260     2.626035         429,539
 01/01/2002 to 12/31/2002....................................   2.626035     2.158768       1,057,579
 01/01/2003 to 12/31/2003....................................   2.158768     2.780284       1,776,807
 01/01/2004 to 12/31/2004....................................   2.780284     3.071317       1,936,388
 01/01/2005 to 12/31/2005....................................   3.071317     3.332407       1,815,720
 01/01/2006 to 12/31/2006....................................   3.332407     3.755854       1,601,147
 01/01/2007 to 12/31/2007....................................   3.755854     3.863604       1,409,705
 01/01/2008 to 12/31/2008....................................   3.863604     2.304166       1,170,773
 01/01/2009 to 12/31/2009....................................   2.304166     2.992306         942,429
 01/01/2010 to 12/31/2010....................................   2.992306     3.296112         879,531
 01/01/2011 to 12/31/2011....................................   3.296112     3.111434         738,389

                                                                1.50% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
FI Value Leaders Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...............................   2.276034     2.565613           6,905
 01/01/2005 to 12/31/2005...............................   2.565613     2.791179          36,587
 01/01/2006 to 12/31/2006...............................   2.791179     3.070363          36,412
 01/01/2007 to 12/31/2007...............................   3.070363     3.143557          57,435
 01/01/2008 to 12/31/2008...............................   3.143557     1.885786          69,832
 01/01/2009 to 12/31/2009...............................   1.885786     2.256864          48,625
 01/01/2010 to 12/31/2010...............................   2.256864     2.540713          47,160
 01/01/2011 to 12/31/2011...............................   2.540713     2.343163          26,244
FI Value Leaders Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................   2.577961     2.339294          45,616
 01/01/2002 to 12/31/2002...............................   2.339294     1.853635         101,294
 01/01/2003 to 12/31/2003...............................   1.853635     2.314366         143,730
 01/01/2004 to 12/31/2004...............................   2.314366     2.589016         196,755
 01/01/2005 to 12/31/2005...............................   2.589016     2.819100         180,215
 01/01/2006 to 12/31/2006...............................   2.819100     3.104073         214,576
 01/01/2007 to 12/31/2007...............................   3.104073     3.181192         177,837
 01/01/2008 to 12/31/2008...............................   3.181192     1.910521         134,001
 01/01/2009 to 12/31/2009...............................   1.910521     2.289710         142,513
 01/01/2010 to 12/31/2010...............................   2.289710     2.580376         134,028
 01/01/2011 to 12/31/2011...............................   2.580376     2.381951         129,295
Harris Oakmark International Sub-Account (Class B)/(6)/
 05/01/2003 to 12/31/2003...............................   0.873756     1.172825         108,362
 01/01/2004 to 12/31/2004...............................   1.172825     1.392442         546,118
 01/01/2005 to 12/31/2005...............................   1.392442     1.567063         920,584
 01/01/2006 to 12/31/2006...............................   1.567063     1.989162       1,375,374
 01/01/2007 to 12/31/2007...............................   1.989162     1.937469       1,374,747
 01/01/2008 to 12/31/2008...............................   1.937469     1.128233       1,158,686
 01/01/2009 to 12/31/2009...............................   1.128233     1.723420       1,027,904
 01/01/2010 to 12/31/2010...............................   1.723420     1.976549         898,937
 01/01/2011 to 12/31/2011...............................   1.976549     1.669591         771,379
Harris Oakmark International Sub-Account (Class E)/(7)/
 05/01/2002 to 12/31/2002...............................   1.059020     0.882701          50,270
 01/01/2003 to 12/31/2003...............................   0.882701     1.175232         167,729
 01/01/2004 to 12/31/2004...............................   1.175232     1.397200         190,072
 01/01/2005 to 12/31/2005...............................   1.397200     1.572928         320,800
 01/01/2006 to 12/31/2006...............................   1.572928     1.998722         387,138
 01/01/2007 to 12/31/2007...............................   1.998722     1.949118         397,117
 01/01/2008 to 12/31/2008...............................   1.949118     1.136135         342,739
 01/01/2009 to 12/31/2009...............................   1.136135     1.737779         232,309
 01/01/2010 to 12/31/2010...............................   1.737779     1.994487         181,466
 01/01/2011 to 12/31/2011...............................   1.994487     1.687409         298,844
Invesco Small Cap Growth Sub-account
 05/01/2002 to 12/31/2002...............................   1.121558     0.846253          40,889
 01/01/2003 to 12/31/2003...............................   0.846253     1.157663         150,184
 01/01/2004 to 12/31/2004...............................   1.157663     1.213737         264,999
 01/01/2005 to 12/31/2005...............................   1.213737     1.294553         261,181
 01/01/2006 to 12/31/2006...............................   1.294553     1.456205         243,296
 01/01/2007 to 12/31/2007...............................   1.456205     1.593218         207,441
 01/01/2008 to 12/31/2008...............................   1.593218     0.961601         182,617
 01/01/2009 to 12/31/2009...............................   0.961601     1.267655         180,577
 01/01/2010 to 12/31/2010...............................   1.267655     1.575765         162,793
 01/01/2011 to 12/31/2011...............................   1.575765     1.535570         158,339

                                                                 1.50% VARIABLE ACCOUNT CHARGE
                                                          --------------------------------------------
                                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                                           OF PERIOD    OF PERIOD       OF PERIOD
                                                          ------------ ------------ ------------------
Janus Forty Sub-Account
 04/30/2007 to 12/31/2007................................  142.216688   174.345849         1,812
 01/01/2008 to 12/31/2008................................  174.345849    99.615534         6,033
 01/01/2009 to 12/31/2009................................   99.615534   140.186823         6,428
 01/01/2010 to 12/31/2010................................  140.186823   151.078155         5,783
 01/01/2011 to 12/31/2011................................  151.078155   137.603731         4,085
Jennison Growth Sub-Account (Class B)
 05/01/2005 to 12/31/2005................................    0.404881     0.486022        38,043
 01/01/2006 to 12/31/2006................................    0.486022     0.490890        15,275
 01/01/2007 to 12/31/2007................................    0.490890     0.538612        17,958
 01/01/2008 to 12/31/2008................................    0.538612     0.336662        24,147
 01/01/2009 to 12/31/2009................................    0.336662     0.462861        26,489
 01/01/2010 to 12/31/2010................................    0.462861     0.507561        37,496
 01/01/2011 to 12/31/2011................................    0.507561     0.501128        43,666
Jennison Growth Subaccount (Class B)/(8)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class B))
 05/01/2004 to 12/31/2004................................    0.420880     0.439089        34,839
 01/01/2005 to 04/30/2005................................    0.439089     0.400031             0
Jennison Growth Sub-Account (Class E)
 05/01/2005 to 12/31/2005................................    0.405164     0.487067       335,756
 01/01/2006 to 12/31/2006................................    0.487067     0.492303       281,494
 01/01/2007 to 12/31/2007................................    0.492303     0.540916       332,928
 01/01/2008 to 12/31/2008................................    0.540916     0.337958       258,736
 01/01/2009 to 12/31/2009................................    0.337958     0.465704       219,567
 01/01/2010 to 12/31/2010................................    0.465704     0.511264       166,323
 01/01/2011 to 12/31/2011................................    0.511264     0.505214       149,559
Jennison Growth Subaccount (Class E)/(9)(10)
  /(previously Met/Putnam Voyager Sub-Account (Class E))
 07/02/2001 to 12/31/2001................................    0.573810     0.491512        65,984
 01/01/2002 to 12/31/2002................................    0.491512     0.343921       287,464
 01/01/2003 to 12/31/2003................................    0.343921     0.425877       576,326
 01/01/2004 to 12/31/2004................................    0.425877     0.439098       467,041
 01/01/2005 to 04/30/2005................................    0.439098     0.404020             0
Lazard Mid Cap Sub-Account
 05/01/2002 to 12/31/2002................................    1.139061     0.965412        63,403
 01/01/2003 to 12/31/2003................................    0.965412     1.199970       512,105
 01/01/2004 to 12/31/2004................................    1.199970     1.352301       665,384
 01/01/2005 to 12/31/2005................................    1.352301     1.439584       650,499
 01/01/2006 to 12/31/2006................................    1.439584     1.626332       592,953
 01/01/2007 to 12/31/2007................................    1.626332     1.558567       655,923
 01/01/2008 to 12/31/2008................................    1.558567     0.947261       667,875
 01/01/2009 to 12/31/2009................................    0.947261     1.276202       632,747
 01/01/2010 to 12/31/2010................................    1.276202     1.544600       520,149
 01/01/2011 to 12/31/2011................................    1.544600     1.441366       484,267

                                                                           1.50% VARIABLE ACCOUNT CHARGE
                                                                    --------------------------------------------
                                                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                                                     UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                    AT BEGINNING    AT END    OUTSTANDING AT END
                                                                     OF PERIOD    OF PERIOD       OF PERIOD
                                                                    ------------ ------------ ------------------
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Partners Aggressive Growth
  Sub-Account/(5)(13)/)
 07/02/2001 to 12/31/2001..........................................   0.951567     0.774171         88,806
 01/01/2002 to 12/31/2002..........................................   0.774171     0.527591        299,874
 01/01/2003 to 12/31/2003..........................................   0.527591     0.675148        381,833
 01/01/2004 to 12/31/2004..........................................   0.675148     0.721206        430,386
 01/01/2005 to 12/31/2005..........................................   0.721206     0.806956        401,144
 01/01/2006 to 12/31/2006..........................................   0.806956     0.781155        470,509
 01/01/2007 to 12/31/2007..........................................   0.781155     0.786905        441,471
 01/01/2008 to 12/31/2008..........................................   0.786905     0.472439        387,215
 01/01/2009 to 12/31/2009..........................................   0.472439     0.618810        411,314
 01/01/2010 to 12/31/2010..........................................   0.618810     0.754608        357,776
 01/01/2011 to 12/31/2011..........................................   0.754608     0.767538        125,524
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Value Equity Sub-Account (Class B)/(16)/)
 05/01/2006 to 12/31/2006..........................................   9.289131     9.952113         11,994
 01/01/2007 to 12/31/2007..........................................   9.952113     9.224090         11,770
 01/01/2008 to 12/31/2008..........................................   9.224090     4.123695         11,992
 01/01/2009 to 12/31/2009..........................................   4.123695     5.604755         11,512
 01/01/2010 to 12/31/2010..........................................   5.604755     5.926326         11,703
 01/01/2011 to 04/29/2011..........................................   5.926326     6.299468              0
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011..........................................   0.636749     0.577214        631,000
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
  (previously Legg Mason Value Equity Sub-Account (Class E)/(17)/)
 05/01/2006 to 12/31/2006..........................................   0.936585     1.003813        579,817
 01/01/2007 to 12/31/2007..........................................   1.003813     0.931321        529,847
 01/01/2008 to 12/31/2008..........................................   0.931321     0.416710        494,289
 01/01/2009 to 12/31/2009..........................................   0.416710     0.566342        412,700
 01/01/2010 to 12/31/2010..........................................   0.566342     0.599057        382,566
 01/01/2011 to 04/29/2011..........................................   0.599057     0.636827              0
Loomis Sayles Small Cap Core Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004..........................................   2.318528     2.625426         24,798
 01/01/2005 to 12/31/2005..........................................   2.625426     2.759133         97,154
 01/01/2006 to 12/31/2006..........................................   2.759133     3.163799        217,181
 01/01/2007 to 12/31/2007..........................................   3.163799     3.478736        253,581
 01/01/2008 to 12/31/2008..........................................   3.478736     2.191182        262,612
 01/01/2009 to 12/31/2009..........................................   2.191182     2.804557        214,324
 01/01/2010 to 12/31/2010..........................................   2.804557     3.514577        175,355
 01/01/2011 to 12/31/2011..........................................   3.514577     3.474086        143,503
Loomis Sayles Small Cap Core Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001..........................................   2.357548     2.229758         97,823
 01/01/2002 to 12/31/2002..........................................   2.229758     1.721148        169,262
 01/01/2003 to 12/31/2003..........................................   1.721148     2.310693        270,331
 01/01/2004 to 12/31/2004..........................................   2.310693     2.645080        342,764
 01/01/2005 to 12/31/2005..........................................   2.645080     2.782258        326,235
 01/01/2006 to 12/31/2006..........................................   2.782258     3.193376        322,777
 01/01/2007 to 12/31/2007..........................................   3.193376     3.514587        258,881
 01/01/2008 to 12/31/2008..........................................   3.514587     2.215992        224,808
 01/01/2009 to 12/31/2009..........................................   2.215992     2.839015        190,138
 01/01/2010 to 12/31/2010..........................................   2.839015     3.561407        161,168
 01/01/2011 to 12/31/2011..........................................   3.561407     3.523948        138,213

                                                             1.50% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Loomis Sayles Small Cap Growth Sub-Account
 07/02/2001 to 12/31/2001............................   0.953560     0.879131         120,968
 01/01/2002 to 12/31/2002............................   0.879131     0.623174         325,762
 01/01/2003 to 12/31/2003............................   0.623174     0.887726         527,481
 01/01/2004 to 12/31/2004............................   0.887726     0.971956         726,261
 01/01/2005 to 12/31/2005............................   0.971956     0.999571         690,237
 01/01/2006 to 12/31/2006............................   0.999571     1.080443         608,122
 01/01/2007 to 12/31/2007............................   1.080443     1.110194         545,819
 01/01/2008 to 12/31/2008............................   1.110194     0.641844         526,962
 01/01/2009 to 12/31/2009............................   0.641844     0.819926         507,071
 01/01/2010 to 12/31/2010............................   0.819926     1.060927         425,118
 01/01/2011 to 12/31/2011............................   1.060927     1.073856         298,827
Lord Abbett Bond Debenture Sub-Account
 07/02/2001 to 12/31/2001............................   1.356144     1.363080         115,521
 01/01/2002 to 12/31/2002............................   1.363080     1.335094         363,197
 01/01/2003 to 12/31/2003............................   1.335094     1.567206       1,029,336
 01/01/2004 to 12/31/2004............................   1.567206     1.669891       1,378,405
 01/01/2005 to 12/31/2005............................   1.669891     1.669665       1,481,777
 01/01/2006 to 12/31/2006............................   1.669665     1.795342       1,617,115
 01/01/2007 to 12/31/2007............................   1.795342     1.884306       1,658,597
 01/01/2008 to 12/31/2008............................   1.884306     1.510864       1,307,361
 01/01/2009 to 12/31/2009............................   1.510864     2.035693       1,079,055
 01/01/2010 to 12/31/2010............................   2.035693     2.265408         985,794
 01/01/2011 to 12/31/2011............................   2.265408     2.331269         920,191
Met/Artisan Mid Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   2.979250     3.230759         111,252
 01/01/2005 to 12/31/2005............................   3.230759     3.491767         219,185
 01/01/2006 to 12/31/2006............................   3.491767     3.858674         276,594
 01/01/2007 to 12/31/2007............................   3.858674     3.531995         309,666
 01/01/2008 to 12/31/2008............................   3.531995     1.874145         317,836
 01/01/2009 to 12/31/2009............................   1.874145     2.606858         305,785
 01/01/2010 to 12/31/2010............................   2.606858     2.947114         241,912
 01/01/2011 to 12/31/2011............................   2.947114     3.091764         207,530
Met/Artisan Mid Cap Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   2.487876     2.605275         590,460
 01/01/2002 to 12/31/2002............................   2.605275     2.335866       1,289,841
 01/01/2003 to 12/31/2003............................   2.335866     3.047827       1,761,538
 01/01/2004 to 12/31/2004............................   3.047827     3.295711       1,907,611
 01/01/2005 to 12/31/2005............................   3.295711     3.565392       1,721,240
 01/01/2006 to 12/31/2006............................   3.565392     3.943988       1,452,687
 01/01/2007 to 12/31/2007............................   3.943988     3.613689       1,225,198
 01/01/2008 to 12/31/2008............................   3.613689     1.919397       1,078,712
 01/01/2009 to 12/31/2009............................   1.919397     2.672407         886,005
 01/01/2010 to 12/31/2010............................   2.672407     3.024182         764,397
 01/01/2011 to 12/31/2011............................   3.024182     3.175819         677,530
Met/Franklin Income Sub-Account
 04/28/2008 to 12/31/2008............................   9.998356     7.980883          20,906
 01/01/2009 to 12/31/2009............................   7.980883    10.049958          26,934
 01/01/2010 to 12/31/2010............................  10.049958    11.070646          41,774
 01/01/2011 to 12/31/2011............................  11.070646    11.138926          48,939
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011............................   9.987946     9.760397               0

                                                                       1.50% VARIABLE ACCOUNT CHARGE
                                                                --------------------------------------------
                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                AT BEGINNING    AT END    OUTSTANDING AT END
                                                                 OF PERIOD    OF PERIOD       OF PERIOD
                                                                ------------ ------------ ------------------
Met/Franklin Mutual Shares Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998356     6.595589              0
 01/01/2009 to 12/31/2009......................................   6.595589     8.114223              0
 01/01/2010 to 12/31/2010......................................   8.114223     8.874608              0
 01/01/2011 to 12/31/2011......................................   8.874608     8.694938              0
Met/Franklin Templeton Founding Strategy Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998356     7.028791         14,597
 01/01/2009 to 12/31/2009......................................   7.028791     8.901095         20,811
 01/01/2010 to 12/31/2010......................................   8.901095     9.649500         19,817
 01/01/2011 to 12/31/2011......................................   9.649500     9.338777         27,841
Met/Templeton Growth Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998356     6.564751              0
 01/01/2009 to 12/31/2009......................................   6.564751     8.576608          2,542
 01/01/2010 to 12/31/2010......................................   8.576608     9.096055          2,592
 01/01/2011 to 12/31/2011......................................   9.096055     8.342866          2,490
MetLife Aggressive Strategy Sub-Account
 05/02/2011 to 12/31/2011......................................  12.087850    10.345418         16,146
MetLife Aggressive Strategy Sub-Account
  (previously MetLife Aggressive Allocation Sub-Account/(18)/)
 05/01/2005 to 12/31/2005......................................   9.998767    11.143100            115
 01/01/2006 to 12/31/2006......................................  11.143100    12.696624          8,067
 01/01/2007 to 12/31/2007......................................  12.696624    12.915414         19,055
 01/01/2008 to 12/31/2008......................................  12.915414     7.576359         21,149
 01/01/2009 to 12/31/2009......................................   7.576359     9.813798         21,369
 01/01/2010 to 12/31/2010......................................   9.813798    11.184701         15,860
 01/01/2011 to 04/29/2011......................................  11.184701    12.124218              0
MetLife Conservative Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998767    10.292828          2,440
 01/01/2006 to 12/31/2006......................................  10.292828    10.838743         44,607
 01/01/2007 to 12/31/2007......................................  10.838743    11.271323         54,975
 01/01/2008 to 12/31/2008......................................  11.271323     9.505582        113,807
 01/01/2009 to 12/31/2009......................................   9.505582    11.286086         86,921
 01/01/2010 to 12/31/2010......................................  11.286086    12.235677         98,442
 01/01/2011 to 12/31/2011......................................  12.235677    12.445946        138,951
MetLife Conservative to Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998767    10.510609         25,642
 01/01/2006 to 12/31/2006......................................  10.510609    11.330181         97,047
 01/01/2007 to 12/31/2007......................................  11.330181    11.697557        135,884
 01/01/2008 to 12/31/2008......................................  11.697557     9.034411        193,089
 01/01/2009 to 12/31/2009......................................   9.034411    11.007149        222,496
 01/01/2010 to 12/31/2010......................................  11.007149    12.093175        176,512
 01/01/2011 to 12/31/2011......................................  12.093175    12.038473        154,337
MetLife Mid Cap Stock Index Sub-Account
 07/02/2001 to 12/31/2001......................................   1.049924     1.028297         35,737
 01/01/2002 to 12/31/2002......................................   1.028297     0.859924        181,927
 01/01/2003 to 12/31/2003......................................   0.859924     1.139806        492,520
 01/01/2004 to 12/31/2004......................................   1.139806     1.299299        690,995
 01/01/2005 to 12/31/2005......................................   1.299299     1.433878        792,505
 01/01/2006 to 12/31/2006......................................   1.433878     1.551385        822,026
 01/01/2007 to 12/31/2007......................................   1.551385     1.643032        831,895
 01/01/2008 to 12/31/2008......................................   1.643032     1.029706        604,686
 01/01/2009 to 12/31/2009......................................   1.029706     1.387420        604,188
 01/01/2010 to 12/31/2010......................................   1.387420     1.722071        554,096
 01/01/2011 to 12/31/2011......................................   1.722071     1.659376        473,546

                                                              1.50% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
MetLife Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998767    10.741254          57,820
 01/01/2006 to 12/31/2006.............................  10.741254    11.834561         440,798
 01/01/2007 to 12/31/2007.............................  11.834561    12.164084         764,439
 01/01/2008 to 12/31/2008.............................  12.164084     8.551473         844,251
 01/01/2009 to 12/31/2009.............................   8.551473    10.659127         819,879
 01/01/2010 to 12/31/2010.............................  10.659127    11.883535         810,309
 01/01/2011 to 12/31/2011.............................  11.883535    11.546725         785,644
MetLife Moderate to Aggressive Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998767    10.966961          56,770
 01/01/2006 to 12/31/2006.............................  10.966961    12.340049         297,582
 01/01/2007 to 12/31/2007.............................  12.340049    12.623322         915,422
 01/01/2008 to 12/31/2008.............................  12.623322     8.068154       1,295,389
 01/01/2009 to 12/31/2009.............................   8.068154    10.260433       1,168,019
 01/01/2010 to 12/31/2010.............................  10.260433    11.593503       1,146,416
 01/01/2011 to 12/31/2011.............................  11.593503    10.990433       1,017,406
MetLife Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   3.744067     3.466792          56,920
 01/01/2002 to 12/31/2002.............................   3.466792     2.646163         315,866
 01/01/2003 to 12/31/2003.............................   2.646163     3.333363         556,570
 01/01/2004 to 12/31/2004.............................   3.333363     3.621129         635,795
 01/01/2005 to 12/31/2005.............................   3.621129     3.723466         672,106
 01/01/2006 to 12/31/2006.............................   3.723466     4.225233         667,366
 01/01/2007 to 12/31/2007.............................   4.225233     4.369038         604,242
 01/01/2008 to 12/31/2008.............................   4.369038     2.700197         479,125
 01/01/2009 to 12/31/2009.............................   2.700197     3.349482         404,963
 01/01/2010 to 12/31/2010.............................   3.349482     3.777770         428,527
 01/01/2011 to 12/31/2011.............................   3.777770     3.782499         329,994
MFS(R) Investors Trust Sub-Account (Class B)/(11)/
 05/01/2004 to 12/31/2004.............................   7.651943     8.476841           6,064
 01/01/2005 to 12/31/2005.............................   8.476841     8.927355          12,645
 01/01/2006 to 04/30/2006.............................   8.927355     9.327315          13,903
MFS(R) Investors Trust Sub-Account (Class E)/(11)/
 07/02/2001 to 12/31/2001.............................   0.892852     0.827308          69,338
 01/01/2002 to 12/31/2002.............................   0.827308     0.650024         209,693
 01/01/2003 to 12/31/2003.............................   0.650024     0.778025         545,215
 01/01/2004 to 12/31/2004.............................   0.778025     0.852847         972,831
 01/01/2005 to 12/31/2005.............................   0.852847     0.899954         801,223
 01/01/2006 to 04/30/2006.............................   0.899954     0.940580               0
MFS(R) Investors Trust Sub-Account/(2)(11)/
  (previously MFS(R) Research Managers Sub-Account)
 07/02/2001 to 12/31/2001.............................   0.974065     0.873709          35,218
 01/01/2002 to 12/31/2002.............................   0.873709     0.652353         254,373
 01/01/2003 to 12/31/2003.............................   0.652353     0.796346         380,102
 01/01/2004 to 04/30/2004.............................   0.796346     0.810495         380,811

                                                  1.50% VARIABLE ACCOUNT CHARGE
                                           --------------------------------------------
                                           ACCUMULATION ACCUMULATION     NUMBER OF
                                            UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                           AT BEGINNING    AT END    OUTSTANDING AT END
                                            OF PERIOD    OF PERIOD       OF PERIOD
                                           ------------ ------------ ------------------
MFS(R) Research International Sub-Account
 07/02/2001 to 12/31/2001.................   0.926246     0.847093          69,731
 01/01/2002 to 12/31/2002.................   0.847093     0.736001         320,965
 01/01/2003 to 12/31/2003.................   0.736001     0.957376         614,709
 01/01/2004 to 12/31/2004.................   0.957376     1.127554         784,506
 01/01/2005 to 12/31/2005.................   1.127554     1.293235         809,040
 01/01/2006 to 12/31/2006.................   1.293235     1.612464         924,087
 01/01/2007 to 12/31/2007.................   1.612464     1.799437       1,095,286
 01/01/2008 to 12/31/2008.................   1.799437     1.021610       1,296,795
 01/01/2009 to 12/31/2009.................   1.021610     1.324080       1,178,790
 01/01/2010 to 12/31/2010.................   1.324080     1.453137         937,576
 01/01/2011 to 12/31/2011.................   1.453137     1.278165         842,729
MFS(R) Total Return Sub-Account
 05/01/2004 to 12/31/2004.................   3.614511     3.927621         579,574
 01/01/2005 to 12/31/2005.................   3.927621     3.979617         374,107
 01/01/2006 to 12/31/2006.................   3.979617     4.388381         405,438
 01/01/2007 to 12/31/2007.................   4.388381     4.500688         353,317
 01/01/2008 to 12/31/2008.................   4.500688     3.442685         241,334
 01/01/2009 to 12/31/2009.................   3.442685     4.012188         227,675
 01/01/2010 to 12/31/2010.................   4.012188     4.339739         239,085
 01/01/2011 to 12/31/2011.................   4.339739     4.367563         275,410
MFS(R) Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.................   1.206809     1.301449         220,558
 01/01/2005 to 12/31/2005.................   1.301449     1.260968         331,239
 01/01/2006 to 12/31/2006.................   1.260968     1.463837         462,023
 01/01/2007 to 12/31/2007.................   1.463837     1.383871         431,438
 01/01/2008 to 12/31/2008.................   1.383871     0.903760         391,084
 01/01/2009 to 12/31/2009.................   0.903760     1.073572         389,017
 01/01/2010 to 12/31/2010.................   1.073572     1.175827         390,387
 01/01/2011 to 12/31/2011.................   1.175827     1.165759         305,749
MFS(R) Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002.................   1.179929     0.967136         249,450
 01/01/2003 to 12/31/2003.................   0.967136     1.194167       1,007,194
 01/01/2004 to 12/31/2004.................   1.194167     1.309160       1,087,646
 01/01/2005 to 12/31/2005.................   1.309160     1.269829         899,883
 01/01/2006 to 12/31/2006.................   1.269829     1.475310         751,442
 01/01/2007 to 12/31/2007.................   1.475310     1.396133         646,891
 01/01/2008 to 12/31/2008.................   1.396133     0.913035         453,015
 01/01/2009 to 12/31/2009.................   0.913035     1.085362         423,454
 01/01/2010 to 12/31/2010.................   1.085362     1.189533         370,213
 01/01/2011 to 12/31/2011.................   1.189533     1.181303         350,808
MFS(R) Total Return Sub-Account/(1)/
  (previously Balanced Sub-Account)
 07/02/2001 to 12/31/2001.................   1.489198     1.461634          58,534
 01/01/2002 to 12/31/2002.................   1.461634     1.242258         298,841
 01/01/2003 to 12/31/2003.................   1.242258     1.464011         600,760
 01/01/2004 to 04/30/2004.................   1.464011     1.450750         640,572

                                                                      1.50% VARIABLE ACCOUNT CHARGE
                                                               --------------------------------------------
                                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                                UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                               AT BEGINNING    AT END    OUTSTANDING AT END
                                                                OF PERIOD    OF PERIOD       OF PERIOD
                                                               ------------ ------------ ------------------
Morgan Stanley EAFE(R) Index Sub-Account
 07/02/2001 to 12/31/2001.....................................   0.942114     0.848828          61,803
 01/01/2002 to 12/31/2002.....................................   0.848828     0.696033         348,113
 01/01/2003 to 12/31/2003.....................................   0.696033     0.940753         582,434
 01/01/2004 to 12/31/2004.....................................   0.940753     1.105307         803,232
 01/01/2005 to 12/31/2005.....................................   1.105307     1.229715         911,294
 01/01/2006 to 12/31/2006.....................................   1.229715     1.519726         952,063
 01/01/2007 to 12/31/2007.....................................   1.519726     1.654467       1,049,635
 01/01/2008 to 12/31/2008.....................................   1.654467     0.942003         939,905
 01/01/2009 to 12/31/2009.....................................   0.942003     1.190486         811,051
 01/01/2010 to 12/31/2010.....................................   1.190486     1.265573         628,288
 01/01/2011 to 12/31/2011.....................................   1.265573     1.089059         601,408
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010.....................................   1.270564     1.474674         317,979
 01/01/2011 to 12/31/2011.....................................   1.474674     1.352203         333,496
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account/(4)/)
 05/01/2002 to 12/31/2002.....................................   1.000000     0.809819          11,006
 01/01/2003 to 12/31/2003.....................................   0.809819     1.133534         167,196
 01/01/2004 to 04/30/2004.....................................   1.133534     1.122903         220,307
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account/(3)/))
 07/02/2001 to 12/31/2001.....................................   1.870817     1.541172          42,264
 01/01/2002 to 12/31/2002.....................................   1.541172     1.075284         155,536
 01/01/2003 to 12/31/2003.....................................   1.075284     1.422361         192,066
 01/01/2004 to 12/31/2004.....................................   1.422361     1.636902         440,269
 01/01/2005 to 12/31/2005.....................................   1.636902     1.720049         419,491
 01/01/2006 to 12/31/2006.....................................   1.720049     1.890367         415,992
 01/01/2007 to 12/31/2007.....................................   1.890367     2.013099         372,476
 01/01/2008 to 12/31/2008.....................................   2.013099     0.883788         398,951
 01/01/2009 to 12/31/2009.....................................   0.883788     1.162572         339,465
 01/01/2010 to 04/30/2010.....................................   1.162572     1.257845               0
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class B)/(8)(15)/)
 05/01/2004 to 12/31/2004.....................................   1.604973     1.804450         222,843
 01/01/2005 to 12/31/2005.....................................   1.804450     1.847164         355,953
 01/01/2006 to 12/31/2006.....................................   1.847164     2.118949         472,478
 01/01/2007 to 12/31/2007.....................................   2.118949     2.010179         600,038
 01/01/2008 to 12/31/2008.....................................   2.010179     1.216697         591,850
 01/01/2009 to 12/31/2009.....................................   1.216697     1.352410         616,772
 01/01/2010 to 12/31/2010.....................................   1.352410     1.616618         488,592
 01/01/2011 to 12/31/2011.....................................   1.616618     1.680298         396,941

                                                            1.50% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class E)/(9)(15)/)
 07/02/2001 to 12/31/2001...........................   1.427329     1.395932         796,821
 01/01/2002 to 12/31/2002...........................   1.395932     1.079667       1,933,552
 01/01/2003 to 12/31/2003...........................   1.079667     1.594479       2,609,789
 01/01/2004 to 12/31/2004...........................   1.594479     1.808899       2,962,805
 01/01/2005 to 12/31/2005...........................   1.808899     1.852548       2,489,094
 01/01/2006 to 12/31/2006...........................   1.852548     2.128758       2,117,927
 01/01/2007 to 12/31/2007...........................   2.128758     2.021883       1,717,184
 01/01/2008 to 12/31/2008...........................   2.021883     1.224865       1,292,329
 01/01/2009 to 12/31/2009...........................   1.224865     1.362538       1,153,377
 01/01/2010 to 12/31/2010...........................   1.362538     1.630209       1,021,423
 01/01/2011 to 12/31/2011...........................   1.630209     1.695256         955,958
Neuberger Berman Mid Cap Value Sub-Account
 07/02/2001 to 12/31/2001...........................   1.546791     1.496064          16,557
 01/01/2002 to 12/31/2002...........................   1.496064     1.327685         153,771
 01/01/2003 to 12/31/2003...........................   1.327685     1.780927         375,475
 01/01/2004 to 12/31/2004...........................   1.780927     2.151900         589,905
 01/01/2005 to 12/31/2005...........................   2.151900     2.372814         885,931
 01/01/2006 to 12/31/2006...........................   2.372814     2.599333         957,732
 01/01/2007 to 12/31/2007...........................   2.599333     2.642124         934,659
 01/01/2008 to 12/31/2008...........................   2.642124     1.366984         868,637
 01/01/2009 to 12/31/2009...........................   1.366984     1.989537         795,145
 01/01/2010 to 12/31/2010...........................   1.989537     2.470490         616,604
 01/01/2011 to 12/31/2011...........................   2.470490     2.271348         540,813
Oppenheimer Capital Appreciation Sub-Account
 05/01/2005 to 12/31/2005...........................   7.914246     8.587712           2,657
 01/01/2006 to 12/31/2006...........................   8.587712     9.104520          13,369
 01/01/2007 to 12/31/2007...........................   9.104520    10.249730          23,633
 01/01/2008 to 12/31/2008...........................  10.249730     5.458219          28,632
 01/01/2009 to 12/31/2009...........................   5.458219     7.726829          24,397
 01/01/2010 to 12/31/2010...........................   7.726829     8.327098          26,481
 01/01/2011 to 12/31/2011...........................   8.327098     8.090119          23,020
Oppenheimer Global Equity Sub-Account
 05/01/2004 to 12/31/2004...........................  12.661659    14.595923           1,409
 01/01/2005 to 12/31/2005...........................  14.595923    16.676933          12,488
 01/01/2006 to 12/31/2006...........................  16.676933    19.115723          26,274
 01/01/2007 to 12/31/2007...........................  19.115723    20.008676          29,730
 01/01/2008 to 12/31/2008...........................  20.008676    11.715866          30,264
 01/01/2009 to 12/31/2009...........................  11.715866    16.135099          25,868
 01/01/2010 to 12/31/2010...........................  16.135099    18.426604          27,519
 01/01/2011 to 12/31/2011...........................  18.426604    16.626982          26,957
PIMCO Inflation Protected Bond Sub-Account
 05/01/2006 to 12/31/2006...........................  10.962500    11.062311           1,317
 01/01/2007 to 12/31/2007...........................  11.062311    12.073372          14,028
 01/01/2008 to 12/31/2008...........................  12.073372    11.073782          76,344
 01/01/2009 to 12/31/2009...........................  11.073782    12.877863          90,674
 01/01/2010 to 12/31/2010...........................  12.877863    13.670753         130,120
 01/01/2011 to 12/31/2011...........................  13.670753    14.968195         123,261

                                               1.50% VARIABLE ACCOUNT CHARGE
                                        --------------------------------------------
                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                         OF PERIOD    OF PERIOD       OF PERIOD
                                        ------------ ------------ ------------------
PIMCO Total Return Sub-Account
 07/02/2001 to 12/31/2001..............   1.007189     1.052798         385,965
 01/01/2002 to 12/31/2002..............   1.052798     1.133503       2,638,927
 01/01/2003 to 12/31/2003..............   1.133503     1.164719       4,369,658
 01/01/2004 to 12/31/2004..............   1.164719     1.204478       5,126,077
 01/01/2005 to 12/31/2005..............   1.204478     1.213264       5,707,109
 01/01/2006 to 12/31/2006..............   1.213264     1.249248       5,265,586
 01/01/2007 to 12/31/2007..............   1.249248     1.323636       4,996,764
 01/01/2008 to 12/31/2008..............   1.323636     1.309221       4,389,804
 01/01/2009 to 12/31/2009..............   1.309221     1.522255       3,810,662
 01/01/2010 to 12/31/2010..............   1.522255     1.622120       4,134,272
 01/01/2011 to 12/31/2011..............   1.622120     1.648685       3,872,102
RCM Technology Sub-Account
 07/02/2001 to 12/31/2001..............   0.757599     0.608856         236,284
 01/01/2002 to 12/31/2002..............   0.608856     0.295504         625,233
 01/01/2003 to 12/31/2003..............   0.295504     0.458700       1,054,382
 01/01/2004 to 12/31/2004..............   0.458700     0.432367       1,010,293
 01/01/2005 to 12/31/2005..............   0.432367     0.472869         728,402
 01/01/2006 to 12/31/2006..............   0.472869     0.490754         751,258
 01/01/2007 to 12/31/2007..............   0.490754     0.635801         835,795
 01/01/2008 to 12/31/2008..............   0.635801     0.347899         872,931
 01/01/2009 to 12/31/2009..............   0.347899     0.544840         710,293
 01/01/2010 to 12/31/2010..............   0.544840     0.685356         618,967
 01/01/2011 to 12/31/2011..............   0.685356     0.608363         590,713
Russell 2000(R) Index Sub-Account
 07/02/2001 to 12/31/2001..............   1.214991     1.180793          41,596
 01/01/2002 to 12/31/2002..............   1.180793     0.923380         296,688
 01/01/2003 to 12/31/2003..............   0.923380     1.325456         811,431
 01/01/2004 to 12/31/2004..............   1.325456     1.532894       1,053,344
 01/01/2005 to 12/31/2005..............   1.532894     1.575077       1,141,584
 01/01/2006 to 12/31/2006..............   1.575077     1.824484       1,150,995
 01/01/2007 to 12/31/2007..............   1.824484     1.766538       1,056,001
 01/01/2008 to 12/31/2008..............   1.766538     1.154218         775,592
 01/01/2009 to 12/31/2009..............   1.154218     1.428804         806,822
 01/01/2010 to 12/31/2010..............   1.428804     1.781647         735,907
 01/01/2011 to 12/31/2011..............   1.781647     1.679929         605,072
SSgA Growth and Income ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.507342    11.147068               0
 01/01/2007 to 12/31/2007..............  11.147068    11.573039           4,198
 01/01/2008 to 12/31/2008..............  11.573039     8.543334           5,888
 01/01/2009 to 12/31/2009..............   8.543334    10.510685          20,743
 01/01/2010 to 12/31/2010..............  10.510685    11.621510          22,776
 01/01/2011 to 12/31/2011..............  11.621510    11.570323          32,727
SSgA Growth ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.698105    11.401556             191
 01/01/2007 to 12/31/2007..............  11.401556    11.861953           1,678
 01/01/2008 to 12/31/2008..............  11.861953     7.832534           1,308
 01/01/2009 to 12/31/2009..............   7.832534     9.961190           9,476
 01/01/2010 to 12/31/2010..............   9.961190    11.201872          18,502
 01/01/2011 to 12/31/2011..............  11.201872    10.800482          16,030

                                                              1.50% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
T. Rowe Price Large Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.110588     1.202656         122,399
 01/01/2005 to 12/31/2005.............................   1.202656     1.259769         390,181
 01/01/2006 to 12/31/2006.............................   1.259769     1.400941         445,110
 01/01/2007 to 12/31/2007.............................   1.400941     1.506262         521,122
 01/01/2008 to 12/31/2008.............................   1.506262     0.860547         565,354
 01/01/2009 to 12/31/2009.............................   0.860547     1.212574         498,189
 01/01/2010 to 12/31/2010.............................   1.212574     1.394539         465,802
 01/01/2011 to 12/31/2011.............................   1.394539     1.355476         394,779
T. Rowe Price Mid Cap Growth Sub-Account
 07/02/2001 to 12/31/2001.............................   0.930595     0.822988          35,676
 01/01/2002 to 12/31/2002.............................   0.822988     0.453700         216,411
 01/01/2003 to 12/31/2003.............................   0.453700     0.610707         903,798
 01/01/2004 to 12/31/2004.............................   0.610707     0.708818       1,758,734
 01/01/2005 to 12/31/2005.............................   0.708818     0.800433       1,902,184
 01/01/2006 to 12/31/2006.............................   0.800433     0.837155       2,333,048
 01/01/2007 to 12/31/2007.............................   0.837155     0.970072       2,459,844
 01/01/2008 to 12/31/2008.............................   0.970072     0.575745       2,313,511
 01/01/2009 to 12/31/2009.............................   0.575745     0.825080       1,914,539
 01/01/2010 to 12/31/2010.............................   0.825080     1.037814       1,636,922
 01/01/2011 to 12/31/2011.............................   1.037814     1.005549       1,488,248
T. Rowe Price Small Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.229301     1.309708          17,031
 01/01/2005 to 12/31/2005.............................   1.309708     1.428520          71,287
 01/01/2006 to 12/31/2006.............................   1.428520     1.458370         124,002
 01/01/2007 to 12/31/2007.............................   1.458370     1.573486         150,134
 01/01/2008 to 12/31/2008.............................   1.573486     0.987061         136,618
 01/01/2009 to 12/31/2009.............................   0.987061     1.348039         150,319
 01/01/2010 to 12/31/2010.............................   1.348039     1.788298         179,058
 01/01/2011 to 12/31/2011.............................   1.788298     1.787222         213,487
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.............................   1.848098     1.957932         154,913
 01/01/2005 to 12/31/2005.............................   1.957932     1.978274         452,037
 01/01/2006 to 12/31/2006.............................   1.978274     2.042940         685,469
 01/01/2007 to 12/31/2007.............................   2.042940     2.086898         731,381
 01/01/2008 to 12/31/2008.............................   2.086898     1.742795         664,418
 01/01/2009 to 12/31/2009.............................   1.742795     2.264412         500,756
 01/01/2010 to 12/31/2010.............................   2.264412     2.508548         484,014
 01/01/2011 to 12/31/2011.............................   2.508548     2.615499         412,910
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001.............................   1.542500     1.577405         191,781
 01/01/2002 to 12/31/2002.............................   1.577405     1.699410         532,430
 01/01/2003 to 12/31/2003.............................   1.699410     1.883316       1,201,121
 01/01/2004 to 12/31/2004.............................   1.883316     1.975363       1,377,461
 01/01/2005 to 12/31/2005.............................   1.975363     1.998034       1,218,517
 01/01/2006 to 12/31/2006.............................   1.998034     2.063928       1,227,596
 01/01/2007 to 12/31/2007.............................   2.063928     2.112091       1,130,430
 01/01/2008 to 12/31/2008.............................   2.112091     1.766103         887,376
 01/01/2009 to 12/31/2009.............................   1.766103     2.296146         684,395
 01/01/2010 to 12/31/2010.............................   2.296146     2.547507         631,824
 01/01/2011 to 12/31/2011.............................   2.547507     2.658387         599,922

                                                             1.50% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Western Asset Management U.S. Government Sub-Account
  (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.527541     1.562924         208,245
 01/01/2005 to 12/31/2005............................   1.562924     1.561134         587,526
 01/01/2006 to 12/31/2006............................   1.561134     1.598163         831,499
 01/01/2007 to 12/31/2007............................   1.598163     1.637739         905,121
 01/01/2008 to 12/31/2008............................   1.637739     1.604705         793,327
 01/01/2009 to 12/31/2009............................   1.604705     1.645316         751,428
 01/01/2010 to 12/31/2010............................   1.645316     1.709846         661,066
 01/01/2011 to 12/31/2011............................   1.709846     1.773154         623,048
Western Asset Management U.S. Government Sub-Account
  (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.424919     1.467007         381,965
 01/01/2002 to 12/31/2002............................   1.467007     1.555340       1,252,719
 01/01/2003 to 12/31/2003............................   1.555340     1.555910       1,725,027
 01/01/2004 to 12/31/2004............................   1.555910     1.575680       1,601,190
 01/01/2005 to 12/31/2005............................   1.575680     1.576803       1,459,605
 01/01/2006 to 12/31/2006............................   1.576803     1.615138       1,156,287
 01/01/2007 to 12/31/2007............................   1.615138     1.656709       1,037,174
 01/01/2008 to 12/31/2008............................   1.656709     1.624992         758,148
 01/01/2009 to 12/31/2009............................   1.624992     1.667804         655,983
 01/01/2010 to 12/31/2010............................   1.667804     1.736148         645,067
 01/01/2011 to 12/31/2011............................   1.736148     1.800706         625,245



                                                               1.75% VARIABLE ACCOUNT CHARGE
                                                        --------------------------------------------
                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                                         OF PERIOD    OF PERIOD       OF PERIOD
                                                        ------------ ------------ ------------------

American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006..............................  14.365473    15.044153          29,868
 01/01/2007 to 12/31/2007..............................  15.044153    15.273800          79,642
 01/01/2008 to 12/31/2008..............................  15.273800    13.605087          77,554
 01/01/2009 to 12/31/2009..............................  13.605087    15.054376          81,173
 01/01/2010 to 12/31/2010..............................  15.054376    15.746605          67,536
 01/01/2011 to 12/31/2011..............................  15.746605    16.418637          52,166
American Funds Global Small Capitalization Sub-Account
 07/02/2001 to 12/31/2001..............................   1.451655     1.337649         101,630
 01/01/2002 to 12/31/2002..............................   1.337649     1.063984         495,579
 01/01/2003 to 12/31/2003..............................   1.063984     1.605210         756,241
 01/01/2004 to 12/31/2004..............................   1.605210     1.906657       1,228,886
 01/01/2005 to 12/31/2005..............................   1.906657     2.348696       1,558,812
 01/01/2006 to 12/31/2006..............................   2.348696     2.863241       1,686,405
 01/01/2007 to 12/31/2007..............................   2.863241     3.416153       1,719,437
 01/01/2008 to 12/31/2008..............................   3.416153     1.560096       1,613,728
 01/01/2009 to 12/31/2009..............................   1.560096     2.472745       1,498,135
 01/01/2010 to 12/31/2010..............................   2.472745     2.974524       1,256,273
 01/01/2011 to 12/31/2011..............................   2.974524     2.363400       1,006,522

                                                 1.75% VARIABLE ACCOUNT CHARGE
                                          --------------------------------------------
                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                           OF PERIOD    OF PERIOD       OF PERIOD
                                          ------------ ------------ ------------------
American Funds Growth Sub-Account
 07/02/2001 to 12/31/2001................  12.217535    10.785149         87,006
 01/01/2002 to 12/31/2002................  10.785149     8.006151        303,680
 01/01/2003 to 12/31/2003................   8.006151    10.763174        527,329
 01/01/2004 to 12/31/2004................  10.763174    11.897655        656,687
 01/01/2005 to 12/31/2005................  11.897655    13.584985        722,468
 01/01/2006 to 12/31/2006................  13.584985    14.713987        748,164
 01/01/2007 to 12/31/2007................  14.713987    16.242628        714,807
 01/01/2008 to 12/31/2008................  16.242628     8.941966        711,350
 01/01/2009 to 12/31/2009................   8.941966    12.249922        631,054
 01/01/2010 to 12/31/2010................  12.249922    14.286292        539,286
 01/01/2011 to 12/31/2011................  14.286292    13.438512        478,711
American Funds Growth-Income Sub-Account
 07/02/2001 to 12/31/2001................   8.279336     8.021955         93,671
 01/01/2002 to 12/31/2002................   8.021955     6.436681        361,204
 01/01/2003 to 12/31/2003................   6.436681     8.376130        567,631
 01/01/2004 to 12/31/2004................   8.376130     9.084320        828,577
 01/01/2005 to 12/31/2005................   9.084320     9.447825        853,967
 01/01/2006 to 12/31/2006................   9.447825    10.695891        820,646
 01/01/2007 to 12/31/2007................  10.695891    11.039317        770,415
 01/01/2008 to 12/31/2008................  11.039317     6.741546        659,371
 01/01/2009 to 12/31/2009................   6.741546     8.694195        575,944
 01/01/2010 to 12/31/2010................   8.694195     9.519695        556,073
 01/01/2011 to 12/31/2011................   9.519695     9.183687        527,050



                                                             1.60% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------

American Funds(R) Balanced Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.008246     7.002004         343,103
 01/01/2009 to 12/31/2009............................   7.002004     8.911692       1,082,217
 01/01/2010 to 12/31/2010............................   8.911692     9.836843       1,417,238
 01/01/2011 to 12/31/2011............................   9.836843     9.475073       1,235,194
American Funds(R) Growth Allocation Sub-Account
 04/28/2008 to 12/31/2008............................   9.998247     6.351042       1,300,442
 01/01/2009 to 12/31/2009............................   6.351042     8.377798       1,965,849
 01/01/2010 to 12/31/2010............................   8.377798     9.356557       1,974,898
 01/01/2011 to 12/31/2011............................   9.356557     8.772520       1,797,289
American Funds(R) Moderate Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.018246     7.674798         201,387
 01/01/2009 to 12/31/2009............................   7.674798     9.320112         197,187
 01/01/2010 to 12/31/2010............................   9.320112    10.080905         273,340
 01/01/2011 to 12/31/2011............................  10.080905     9.940203         266,863
Artio International Stock Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.151608     1.313784         400,031
 01/01/2005 to 12/31/2005............................   1.313784     1.520383       1,378,385
 01/01/2006 to 12/31/2006............................   1.520383     1.739128       2,615,140
 01/01/2007 to 12/31/2007............................   1.739128     1.883699       2,897,374
 01/01/2008 to 12/31/2008............................   1.883699     1.033597       2,629,622
 01/01/2009 to 12/31/2009............................   1.033597     1.239811       2,846,717
 01/01/2010 to 12/31/2010............................   1.239811     1.303855       2,550,045
 01/01/2011 to 12/31/2011............................   1.303855     1.024854       2,128,837

                                                             1.60% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Artio International Stock Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.229365     1.122021         407,797
 01/01/2002 to 12/31/2002............................   1.122021     0.909605       2,317,297
 01/01/2003 to 12/31/2003............................   0.909605     1.144894       4,436,861
 01/01/2004 to 12/31/2004............................   1.144894     1.329646       4,016,807
 01/01/2005 to 12/31/2005............................   1.329646     1.541538       3,696,610
 01/01/2006 to 12/31/2006............................   1.541538     1.763823       3,279,248
 01/01/2007 to 12/31/2007............................   1.763823     1.912799       2,838,981
 01/01/2008 to 12/31/2008............................   1.912799     1.050323       2,825,418
 01/01/2009 to 12/31/2009............................   1.050323     1.260669       2,547,924
 01/01/2010 to 12/31/2010............................   1.260669     1.327980       1,913,079
 01/01/2011 to 12/31/2011............................   1.327980     1.045809       1,057,656
Barclays Capital Aggregate Bond Index Sub-Account
 07/02/2001 to 12/31/2001............................   1.091369     1.121676         576,433
 01/01/2002 to 12/31/2002............................   1.121676     1.213610       2,200,010
 01/01/2003 to 12/31/2003............................   1.213610     1.234725       5,129,426
 01/01/2004 to 12/31/2004............................   1.234725     1.261783       5,784,518
 01/01/2005 to 12/31/2005............................   1.261783     1.264818       6,912,122
 01/01/2006 to 12/31/2006............................   1.264818     1.292260       6,991,520
 01/01/2007 to 12/31/2007............................   1.292260     1.356344       6,502,466
 01/01/2008 to 12/31/2008............................   1.356344     1.409916       4,672,154
 01/01/2009 to 12/31/2009............................   1.409916     1.456633       4,445,478
 01/01/2010 to 12/31/2010............................   1.456633     1.515129       3,918,497
 01/01/2011 to 12/31/2011............................   1.515129     1.599742       3,168,210
BlackRock Aggressive Growth Sub-Account
 05/01/2004 to 12/31/2004............................  32.508364    35.994014           6,226
 01/01/2005 to 12/31/2005............................  35.994014    39.119897          11,985
 01/01/2006 to 12/31/2006............................  39.119897    40.990647          25,657
 01/01/2007 to 12/31/2007............................  40.990647    48.499263          66,958
 01/01/2008 to 12/31/2008............................  48.499263    25.848728          62,479
 01/01/2009 to 12/31/2009............................  25.848728    37.918863         151,327
 01/01/2010 to 12/31/2010............................  37.918863    42.912713          85,025
 01/01/2011 to 12/31/2011............................  42.912713    40.862614          75,415
BlackRock Bond Income Sub-Account
 07/02/2001 to 12/31/2001............................   3.661310     3.789816         381,067
 01/01/2002 to 12/31/2002............................   3.789816     4.034315       1,414,185
 01/01/2003 to 12/31/2003............................   4.034315     4.191937       2,401,613
 01/01/2004 to 12/31/2004............................   4.191937     4.297336       3,094,533
 01/01/2005 to 12/31/2005............................   4.297336     4.320432       4,312,982
 01/01/2006 to 12/31/2006............................   4.320432     4.427948       3,954,970
 01/01/2007 to 12/31/2007............................   4.427948     4.619701       3,816,270
 01/01/2008 to 12/31/2008............................   4.619701     4.379560       2,886,691
 01/01/2009 to 12/31/2009............................   4.379560     4.705861       2,624,366
 01/01/2010 to 12/31/2010............................   4.705861     5.004868       3,192,164
 01/01/2011 to 12/31/2011............................   5.004868     5.236159       1,457,905
BlackRock Diversified Sub-Account
 05/01/2004 to 12/31/2004............................  34.093929    36.736393           7,701
 01/01/2005 to 12/31/2005............................  36.736393    37.174095          23,463
 01/01/2006 to 12/31/2006............................  37.174095    40.334109          35,511
 01/01/2007 to 12/31/2007............................  40.334109    41.919801          53,396
 01/01/2008 to 12/31/2008............................  41.919801    30.953714          27,622
 01/01/2009 to 12/31/2009............................  30.953714    35.641330          36,070
 01/01/2010 to 12/31/2010............................  35.641330    38.342944          29,434
 01/01/2011 to 12/31/2011............................  38.342944    39.089939          20,419

                                                                     1.60% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Large Cap Core Sub-Account
 04/30/2007 to 12/31/2007....................................   7.446233     7.500074         274,351
 01/01/2008 to 12/31/2008....................................   7.500074     4.627073         227,398
 01/01/2009 to 12/31/2009....................................   4.627073     5.427770         239,159
 01/01/2010 to 12/31/2010....................................   5.427770     6.006949         197,801
 01/01/2011 to 12/31/2011....................................   6.006949     5.926883         192,943
BlackRock Large Cap Sub-Account
  (previously BlackRock Large Cap Sub-Account/(12)/)
 07/02/2001 to 12/31/2001....................................   6.828543     6.230847          76,773
 01/01/2002 to 12/31/2002....................................   6.230847     4.520215         187,509
 01/01/2003 to 12/31/2003....................................   4.520215     5.778902         322,231
 01/01/2004 to 12/31/2004....................................   5.778902     6.289633         386,337
 01/01/2005 to 12/31/2005....................................   6.289633     6.395385         418,886
 01/01/2006 to 12/31/2006....................................   6.395385     7.164865         335,997
 01/01/2007 to 04/27/2007....................................   7.164865     7.509116               0
BlackRock Large Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   1.064844     1.173163         476,148
 01/01/2005 to 12/31/2005....................................   1.173163     1.218756       1,280,389
 01/01/2006 to 12/31/2006....................................   1.218756     1.428907       1,672,674
 01/01/2007 to 12/31/2007....................................   1.428907     1.450105       1,991,701
 01/01/2008 to 12/31/2008....................................   1.450105     0.925997       2,112,181
 01/01/2009 to 12/31/2009....................................   0.925997     1.012034       2,641,701
 01/01/2010 to 12/31/2010....................................   1.012034     1.084873       2,383,462
 01/01/2011 to 12/31/2011....................................   1.084873     1.089573       2,090,549
BlackRock Large Cap Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002....................................   1.000000     0.791346         539,213
 01/01/2003 to 12/31/2003....................................   0.791346     1.054567       1,364,519
 01/01/2004 to 12/31/2004....................................   1.054567     1.176032       2,292,827
 01/01/2005 to 12/31/2005....................................   1.176032     1.223282       2,034,555
 01/01/2006 to 12/31/2006....................................   1.223282     1.435118       1,779,644
 01/01/2007 to 12/31/2007....................................   1.435118     1.458424       1,891,041
 01/01/2008 to 12/31/2008....................................   1.458424     0.932324       1,715,065
 01/01/2009 to 12/31/2009....................................   0.932324     1.020074       1,329,302
 01/01/2010 to 12/31/2010....................................   1.020074     1.094268         923,574
 01/01/2011 to 12/31/2011....................................   1.094268     1.099844         802,413
BlackRock Legacy Large Cap Growth Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.275739     2.490322         153,254
 01/01/2005 to 12/31/2005....................................   2.490322     2.616426         397,216
 01/01/2006 to 12/31/2006....................................   2.616426     2.675056         426,097
 01/01/2007 to 12/31/2007....................................   2.675056     3.117578         638,572
 01/01/2008 to 12/31/2008....................................   3.117578     1.942240         690,266
 01/01/2009 to 12/31/2009....................................   1.942240     2.609175         764,763
 01/01/2010 to 12/31/2010....................................   2.609175     3.067709         676,656
 01/01/2011 to 12/31/2011....................................   3.067709     2.742701         612,883
BlackRock Legacy Large Cap Growth Sub-Account (Class B)
  (formerly FI Large Cap Sub-Account/(14)/)
 05/01/2006 to 12/31/2006....................................  16.763654    16.936242           2,256
 01/01/2007 to 12/31/2007....................................  16.936242    17.286384           9,763
 01/01/2008 to 12/31/2008....................................  17.286384     9.364494          13,130
 01/01/2009 to 05/01/2009....................................   9.364494     9.766201               0

                                                                     1.60% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Legacy Large Cap Growth Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.949416     2.691262          456,780
 01/01/2002 to 12/31/2002....................................   2.691262     1.768199        1,436,860
 01/01/2003 to 12/31/2003....................................   1.768199     2.347597        2,586,749
 01/01/2004 to 12/31/2004....................................   2.347597     2.509078        2,976,657
 01/01/2005 to 12/31/2005....................................   2.509078     2.638548        2,404,338
 01/01/2006 to 12/31/2006....................................   2.638548     2.700590        1,993,676
 01/01/2007 to 12/31/2007....................................   2.700590     3.150282        1,453,551
 01/01/2008 to 12/31/2008....................................   3.150282     1.964562        1,270,692
 01/01/2009 to 12/31/2009....................................   1.964562     2.641460        1,069,799
 01/01/2010 to 12/31/2010....................................   2.641460     3.109673          822,059
 01/01/2011 to 12/31/2011....................................   3.109673     2.783028          390,683
BlackRock Money Market Sub-Account
 07/02/2001 to 12/31/2001....................................   2.137897     2.147717        2,305,462
 01/01/2002 to 12/31/2002....................................   2.147717     2.138245        6,180,906
 01/01/2003 to 12/31/2003....................................   2.138245     2.115984        6,920,157
 01/01/2004 to 12/31/2004....................................   2.115984     2.097591        5,191,065
 01/01/2005 to 12/31/2005....................................   2.097591     2.118816        5,282,218
 01/01/2006 to 12/31/2006....................................   2.118816     2.180179        5,425,763
 01/01/2007 to 12/31/2007....................................   2.180179     2.248677        8,104,376
 01/01/2008 to 12/31/2008....................................   2.248677     2.270405       12,302,981
 01/01/2009 to 12/31/2009....................................   2.270405     2.240024        6,959,804
 01/01/2010 to 12/31/2010....................................   2.240024     2.204467        4,172,301
 01/01/2011 to 12/31/2011....................................   2.204467     2.169569        3,697,993
Clarion Global Real Estate Sub-Account
 05/01/2004 to 12/31/2004....................................   9.998685    12.816450          145,132
 01/01/2005 to 12/31/2005....................................  12.816450    14.289435          541,088
 01/01/2006 to 12/31/2006....................................  14.289435    19.348461        1,239,217
 01/01/2007 to 12/31/2007....................................  19.348461    16.182460          850,779
 01/01/2008 to 12/31/2008....................................  16.182460     9.288285          955,453
 01/01/2009 to 12/31/2009....................................   9.288285    12.315898          828,565
 01/01/2010 to 12/31/2010....................................  12.315898    14.072737          715,058
 01/01/2011 to 12/31/2011....................................  14.072737    13.076087          615,139
Davis Venture Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.803289     3.013083        1,062,708
 01/01/2005 to 12/31/2005....................................   3.013083     3.261804        3,318,167
 01/01/2006 to 12/31/2006....................................   3.261804     3.669884        4,992,316
 01/01/2007 to 12/31/2007....................................   3.669884     3.768182        5,653,064
 01/01/2008 to 12/31/2008....................................   3.768182     2.242698        5,413,160
 01/01/2009 to 12/31/2009....................................   2.242698     2.905666        5,348,830
 01/01/2010 to 12/31/2010....................................   2.905666     3.194462        5,124,551
 01/01/2011 to 12/31/2011....................................   3.194462     3.009645        4,141,541
Davis Venture Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.750849     2.607269          953,766
 01/01/2002 to 12/31/2002....................................   2.607269     2.141196        3,273,900
 01/01/2003 to 12/31/2003....................................   2.141196     2.754899        5,717,905
 01/01/2004 to 12/31/2004....................................   2.754899     3.040225        7,252,181
 01/01/2005 to 12/31/2005....................................   3.040225     3.295384        6,897,171
 01/01/2006 to 12/31/2006....................................   3.295384     3.710426        6,463,719
 01/01/2007 to 12/31/2007....................................   3.710426     3.813036        5,771,401
 01/01/2008 to 12/31/2008....................................   3.813036     2.271722        5,054,789
 01/01/2009 to 12/31/2009....................................   2.271722     2.947224        4,644,976
 01/01/2010 to 12/31/2010....................................   2.947224     3.243210        3,750,176
 01/01/2011 to 12/31/2011....................................   3.243210     3.058441        2,360,011

                                                                1.60% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
FI Value Leaders Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...............................   2.251096     2.535820          67,352
 01/01/2005 to 12/31/2005...............................   2.535820     2.756018         272,475
 01/01/2006 to 12/31/2006...............................   2.756018     3.028663         352,558
 01/01/2007 to 12/31/2007...............................   3.028663     3.097746         368,084
 01/01/2008 to 12/31/2008...............................   3.097746     1.856436         311,288
 01/01/2009 to 12/31/2009...............................   1.856436     2.219517         314,850
 01/01/2010 to 12/31/2010...............................   2.219517     2.496174         257,707
 01/01/2011 to 12/31/2011...............................   2.496174     2.299788         207,476
FI Value Leaders Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................   2.556973     2.319096          83,093
 01/01/2002 to 12/31/2002...............................   2.319096     1.835790         279,173
 01/01/2003 to 12/31/2003...............................   1.835790     2.289801         347,415
 01/01/2004 to 12/31/2004...............................   2.289801     2.558969         449,648
 01/01/2005 to 12/31/2005...............................   2.558969     2.783606         454,362
 01/01/2006 to 12/31/2006...............................   2.783606     3.061937         528,401
 01/01/2007 to 12/31/2007...............................   3.061937     3.134854         430,049
 01/01/2008 to 12/31/2008...............................   3.134854     1.880800         358,925
 01/01/2009 to 12/31/2009...............................   1.880800     2.251836         316,008
 01/01/2010 to 12/31/2010...............................   2.251836     2.535159         225,222
 01/01/2011 to 12/31/2011...............................   2.535159     2.337874         127,394
Harris Oakmark International Sub-Account (Class B)/(6)/
 05/01/2003 to 12/31/2003...............................   0.872394     1.170223         628,467
 01/01/2004 to 12/31/2004...............................   1.170223     1.387961       2,665,170
 01/01/2005 to 12/31/2005...............................   1.387961     1.560464       4,478,652
 01/01/2006 to 12/31/2006...............................   1.560464     1.978812       6,010,303
 01/01/2007 to 12/31/2007...............................   1.978812     1.925450       7,243,154
 01/01/2008 to 12/31/2008...............................   1.925450     1.120108       6,334,852
 01/01/2009 to 12/31/2009...............................   1.120108     1.709297       5,918,182
 01/01/2010 to 12/31/2010...............................   1.709297     1.958394       5,526,228
 01/01/2011 to 12/31/2011...............................   1.958394     1.652603       4,649,431
Harris Oakmark International Sub-Account (Class E)/(7)/
 05/01/2002 to 12/31/2002...............................   1.058428     0.881613         173,778
 01/01/2003 to 12/31/2003...............................   0.881613     1.172603         631,384
 01/01/2004 to 12/31/2004...............................   1.172603     1.392678         985,471
 01/01/2005 to 12/31/2005...............................   1.392678     1.566275       1,211,368
 01/01/2006 to 12/31/2006...............................   1.566275     1.988285       1,441,994
 01/01/2007 to 12/31/2007...............................   1.988285     1.936990       1,563,307
 01/01/2008 to 12/31/2008...............................   1.936990     1.127931       1,168,484
 01/01/2009 to 12/31/2009...............................   1.127931     1.723506       1,070,177
 01/01/2010 to 12/31/2010...............................   1.723506     1.976130         875,256
 01/01/2011 to 12/31/2011...............................   1.976130     1.670209         386,967
Invesco Small Cap Growth Sub-account
 05/01/2002 to 12/31/2002...............................   1.120932     0.845217         218,214
 01/01/2003 to 12/31/2003...............................   0.845217     1.155091         812,272
 01/01/2004 to 12/31/2004...............................   1.155091     1.209826       1,198,175
 01/01/2005 to 12/31/2005...............................   1.209826     1.289097       1,244,197
 01/01/2006 to 12/31/2006...............................   1.289097     1.448622       1,132,529
 01/01/2007 to 12/31/2007...............................   1.448622     1.583328         995,467
 01/01/2008 to 12/31/2008...............................   1.583328     0.954672         809,830
 01/01/2009 to 12/31/2009...............................   0.954672     1.257262         750,420
 01/01/2010 to 12/31/2010...............................   1.257262     1.561286         846,487
 01/01/2011 to 12/31/2011...............................   1.561286     1.519941         700,792

                                                                 1.60% VARIABLE ACCOUNT CHARGE
                                                          --------------------------------------------
                                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                                           OF PERIOD    OF PERIOD       OF PERIOD
                                                          ------------ ------------ ------------------
Janus Forty Sub-Account
 04/30/2007 to 12/31/2007................................  138.687693   169.905578         26,816
 01/01/2008 to 12/31/2008................................  169.905578    96.980909         32,804
 01/01/2009 to 12/31/2009................................   96.980909   136.342794         48,381
 01/01/2010 to 12/31/2010................................  136.342794   146.788713         38,627
 01/01/2011 to 12/31/2011................................  146.788713   133.563436         32,692
Jennison Growth Sub-Account (Class B)
 05/01/2005 to 12/31/2005................................    0.402856     0.483272        168,238
 01/01/2006 to 12/31/2006................................    0.483272     0.487625        556,762
 01/01/2007 to 12/31/2007................................    0.487625     0.534493        865,603
 01/01/2008 to 12/31/2008................................    0.534493     0.333751      1,086,531
 01/01/2009 to 12/31/2009................................    0.333751     0.458401      2,123,425
 01/01/2010 to 12/31/2010................................    0.458401     0.502168      1,981,569
 01/01/2011 to 12/31/2011................................    0.502168     0.495309        874,770
Jennison Growth Subaccount (Class B)/(8)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class B))
 05/01/2004 to 12/31/2004................................    0.419194     0.437040         24,491
 01/01/2005 to 04/30/2005................................    0.437040     0.398036              0
Jennison Growth Sub-Account (Class E)
 05/01/2005 to 12/31/2005................................    0.403125     0.484295      1,724,232
 01/01/2006 to 12/31/2006................................    0.484295     0.489014      1,722,112
 01/01/2007 to 12/31/2007................................    0.489014     0.536762      1,494,296
 01/01/2008 to 12/31/2008................................    0.536762     0.335025      1,110,516
 01/01/2009 to 12/31/2009................................    0.335025     0.461202      1,080,206
 01/01/2010 to 12/31/2010................................    0.461202     0.505816        678,936
 01/01/2011 to 12/31/2011................................    0.505816     0.499332        371,189
Jennison Growth Subaccount (Class E)/(9)(10)
  /(previously Met/Putnam Voyager Sub-Account (Class E))
 07/02/2001 to 12/31/2001................................    0.573137     0.490691        475,290
 01/01/2002 to 12/31/2002................................    0.490691     0.342997      1,530,060
 01/01/2003 to 12/31/2003................................    0.342997     0.424301      2,398,264
 01/01/2004 to 12/31/2004................................    0.424301     0.437034      2,207,783
 01/01/2005 to 04/30/2005................................    0.437034     0.401990              0
Lazard Mid Cap Sub-Account
 05/01/2002 to 12/31/2002................................    1.138424     0.964221        123,638
 01/01/2003 to 12/31/2003................................    0.964221     1.197301      1,188,968
 01/01/2004 to 12/31/2004................................    1.197301     1.347941      1,661,340
 01/01/2005 to 12/31/2005................................    1.347941     1.433513      1,992,146
 01/01/2006 to 12/31/2006................................    1.433513     1.617859      1,797,472
 01/01/2007 to 12/31/2007................................    1.617859     1.548889      1,839,995
 01/01/2008 to 12/31/2008................................    1.548889     0.940433      1,620,582
 01/01/2009 to 12/31/2009................................    0.940433     1.265736      1,592,283
 01/01/2010 to 12/31/2010................................    1.265736     1.530404      1,522,140
 01/01/2011 to 12/31/2011................................    1.530404     1.426693      1,145,998

                                                                           1.60% VARIABLE ACCOUNT CHARGE
                                                                    --------------------------------------------
                                                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                                                     UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                    AT BEGINNING    AT END    OUTSTANDING AT END
                                                                     OF PERIOD    OF PERIOD       OF PERIOD
                                                                    ------------ ------------ ------------------
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Partners Aggressive Growth
  Sub-Account/(5)(13)/)
 07/02/2001 to 12/31/2001..........................................   0.951406     0.773651         170,013
 01/01/2002 to 12/31/2002..........................................   0.773651     0.526708       1,057,349
 01/01/2003 to 12/31/2003..........................................   0.526708     0.673354       1,888,348
 01/01/2004 to 12/31/2004..........................................   0.673354     0.718569       2,666,632
 01/01/2005 to 12/31/2005..........................................   0.718569     0.803205       2,569,232
 01/01/2006 to 12/31/2006..........................................   0.803205     0.776748       2,452,280
 01/01/2007 to 12/31/2007..........................................   0.776748     0.781679       1,969,114
 01/01/2008 to 12/31/2008..........................................   0.781679     0.468829       1,728,104
 01/01/2009 to 12/31/2009..........................................   0.468829     0.613468       1,649,512
 01/01/2010 to 12/31/2010..........................................   0.613468     0.747347       1,636,425
 01/01/2011 to 12/31/2011..........................................   0.747347     0.759394       1,326,936
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Value Equity Sub-Account (Class B)/(16)/)
 05/01/2006 to 12/31/2006..........................................   9.224239     9.876039          34,099
 01/01/2007 to 12/31/2007..........................................   9.876039     9.144376          41,035
 01/01/2008 to 12/31/2008..........................................   9.144376     4.083941          42,801
 01/01/2009 to 12/31/2009..........................................   4.083941     5.545172          41,040
 01/01/2010 to 12/31/2010..........................................   5.545172     5.857469          51,672
 01/01/2011 to 04/29/2011..........................................   5.857469     6.224246               0
Legg Mason ClearBridge Aggressive Growth Sub-Account
  (Class E)
 05/02/2011 to 12/31/2011..........................................   0.629150     0.569946       1,043,722
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
  (previously Legg Mason Value Equity Sub-Account (Class E)/(17)/)
 05/01/2006 to 12/31/2006..........................................   0.930056     0.996155       1,315,099
 01/01/2007 to 12/31/2007..........................................   0.996155     0.923287       1,022,112
 01/01/2008 to 12/31/2008..........................................   0.923287     0.412699       1,135,168
 01/01/2009 to 12/31/2009..........................................   0.412699     0.560330         919,682
 01/01/2010 to 12/31/2010..........................................   0.560330     0.592106         780,819
 01/01/2011 to 04/29/2011..........................................   0.592106     0.629232               0
Loomis Sayles Small Cap Core Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004..........................................   2.295429     2.597547         183,662
 01/01/2005 to 12/31/2005..........................................   2.597547     2.727115         505,031
 01/01/2006 to 12/31/2006..........................................   2.727115     3.123967         957,556
 01/01/2007 to 12/31/2007..........................................   3.123967     3.431486       2,028,104
 01/01/2008 to 12/31/2008..........................................   3.431486     2.159249       1,740,851
 01/01/2009 to 12/31/2009..........................................   2.159249     2.760921       1,478,267
 01/01/2010 to 12/31/2010..........................................   2.760921     3.456441       1,273,978
 01/01/2011 to 12/31/2011..........................................   3.456441     3.413210       1,210,894
Loomis Sayles Small Cap Core Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001..........................................   2.340698     2.212721         302,661
 01/01/2002 to 12/31/2002..........................................   2.212721     1.706287         815,619
 01/01/2003 to 12/31/2003..........................................   1.706287     2.288457       1,349,652
 01/01/2004 to 12/31/2004..........................................   2.288457     2.617001       1,804,117
 01/01/2005 to 12/31/2005..........................................   2.617001     2.749980       1,741,936
 01/01/2006 to 12/31/2006..........................................   2.749980     3.153181       1,606,420
 01/01/2007 to 12/31/2007..........................................   3.153181     3.466862       1,599,847
 01/01/2008 to 12/31/2008..........................................   3.466862     2.183704       1,440,440
 01/01/2009 to 12/31/2009..........................................   2.183704     2.794852       1,229,223
 01/01/2010 to 12/31/2010..........................................   2.794852     3.502507         939,987
 01/01/2011 to 12/31/2011..........................................   3.502507     3.462209         677,609

                                                             1.60% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Loomis Sayles Small Cap Growth Sub-Account
 07/02/2001 to 12/31/2001............................   0.953398     0.878544         201,706
 01/01/2002 to 12/31/2002............................   0.878544     0.622137       1,587,342
 01/01/2003 to 12/31/2003............................   0.622137     0.885371       2,760,571
 01/01/2004 to 12/31/2004............................   0.885371     0.968406       3,158,601
 01/01/2005 to 12/31/2005............................   0.968406     0.994928       3,827,136
 01/01/2006 to 12/31/2006............................   0.994928     1.074352       3,681,568
 01/01/2007 to 12/31/2007............................   1.074352     1.102825       3,297,131
 01/01/2008 to 12/31/2008............................   1.102825     0.636943       2,906,450
 01/01/2009 to 12/31/2009............................   0.636943     0.812851       2,770,303
 01/01/2010 to 12/31/2010............................   0.812851     1.050723       2,328,039
 01/01/2011 to 12/31/2011............................   1.050723     1.062467       2,023,835
Lord Abbett Bond Debenture Sub-Account
 07/02/2001 to 12/31/2001............................   1.349148     1.355376         163,651
 01/01/2002 to 12/31/2002............................   1.355376     1.326209       1,072,346
 01/01/2003 to 12/31/2003............................   1.326209     1.555220       3,140,944
 01/01/2004 to 12/31/2004............................   1.555220     1.655460       4,755,082
 01/01/2005 to 12/31/2005............................   1.655460     1.653585       5,998,505
 01/01/2006 to 12/31/2006............................   1.653585     1.776280       6,366,804
 01/01/2007 to 12/31/2007............................   1.776280     1.862426       6,614,707
 01/01/2008 to 12/31/2008............................   1.862426     1.491822       5,097,221
 01/01/2009 to 12/31/2009............................   1.491822     2.008030       4,515,036
 01/01/2010 to 12/31/2010............................   2.008030     2.232391       3,921,351
 01/01/2011 to 12/31/2011............................   2.232391     2.295003       2,916,632
Met/Artisan Mid Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   2.946613     3.193249         711,120
 01/01/2005 to 12/31/2005............................   3.193249     3.447788       1,764,541
 01/01/2006 to 12/31/2006............................   3.447788     3.806276       2,128,666
 01/01/2007 to 12/31/2007............................   3.806276     3.480530       2,041,663
 01/01/2008 to 12/31/2008............................   3.480530     1.844979       1,851,824
 01/01/2009 to 12/31/2009............................   1.844979     2.563724       1,702,308
 01/01/2010 to 12/31/2010............................   2.563724     2.895454       1,551,484
 01/01/2011 to 12/31/2011............................   2.895454     3.034539       1,383,209
Met/Artisan Mid Cap Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   2.467618     2.582768         893,806
 01/01/2002 to 12/31/2002............................   2.582768     2.313366       3,917,017
 01/01/2003 to 12/31/2003............................   2.313366     3.015461       6,143,596
 01/01/2004 to 12/31/2004............................   3.015461     3.257444       7,256,083
 01/01/2005 to 12/31/2005............................   3.257444     3.520483       6,885,431
 01/01/2006 to 12/31/2006............................   3.520483     3.890429       5,968,778
 01/01/2007 to 12/31/2007............................   3.890429     3.561032       5,186,771
 01/01/2008 to 12/31/2008............................   3.561032     1.889525       4,392,851
 01/01/2009 to 12/31/2009............................   1.889525     2.628186       3,806,242
 01/01/2010 to 12/31/2010............................   2.628186     2.971170       3,100,266
 01/01/2011 to 12/31/2011............................   2.971170     3.117036       1,814,270
Met/Franklin Income Sub-Account
 04/28/2008 to 12/31/2008............................   9.998247     7.975389          50,460
 01/01/2009 to 12/31/2009............................   7.975389    10.033008          55,099
 01/01/2010 to 12/31/2010............................  10.033008    11.040934          73,288
 01/01/2011 to 12/31/2011............................  11.040934    11.097953          67,370
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011............................   9.987809     9.753792           5,406

                                                                       1.60% VARIABLE ACCOUNT CHARGE
                                                                --------------------------------------------
                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                AT BEGINNING    AT END    OUTSTANDING AT END
                                                                 OF PERIOD    OF PERIOD       OF PERIOD
                                                                ------------ ------------ ------------------
Met/Franklin Mutual Shares Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998247     6.591039           3,983
 01/01/2009 to 12/31/2009......................................   6.591039     8.100522          37,985
 01/01/2010 to 12/31/2010......................................   8.100522     8.850774          42,037
 01/01/2011 to 12/31/2011......................................   8.850774     8.662934          26,728
Met/Franklin Templeton Founding Strategy Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998247     7.023946          32,441
 01/01/2009 to 12/31/2009......................................   7.023946     8.886071          42,899
 01/01/2010 to 12/31/2010......................................   8.886071     9.623591          70,001
 01/01/2011 to 12/31/2011......................................   9.623591     9.304410          41,077
Met/Templeton Growth Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998247     6.560224           1,439
 01/01/2009 to 12/31/2009......................................   6.560224     8.562128          15,080
 01/01/2010 to 12/31/2010......................................   8.562128     9.071628          21,275
 01/01/2011 to 12/31/2011......................................   9.071628     8.312155          22,391
MetLife Aggressive Strategy Sub-Account
 05/02/2011 to 12/31/2011......................................  12.015386    10.276570         330,420
MetLife Aggressive Strategy Sub-Account
  (previously MetLife Aggressive Allocation Sub-Account/(18)/)
 05/01/2005 to 12/31/2005......................................   9.998685    11.135628          77,705
 01/01/2006 to 12/31/2006......................................  11.135628    12.675464         117,272
 01/01/2007 to 12/31/2007......................................  12.675464    12.880927         244,730
 01/01/2008 to 12/31/2008......................................  12.880927     7.548534         299,115
 01/01/2009 to 12/31/2009......................................   7.548534     9.767981         249,032
 01/01/2010 to 12/31/2010......................................   9.767981    11.121367         370,336
 01/01/2011 to 04/29/2011......................................  11.121367    12.051635               0
MetLife Conservative Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998685    10.285922          19,228
 01/01/2006 to 12/31/2006......................................  10.285922    10.820674         157,160
 01/01/2007 to 12/31/2007......................................  10.820674    11.241226         459,001
 01/01/2008 to 12/31/2008......................................  11.241226     9.470694         852,577
 01/01/2009 to 12/31/2009......................................   9.470694    11.233430         904,657
 01/01/2010 to 12/31/2010......................................  11.233430    12.166423         895,851
 01/01/2011 to 12/31/2011......................................  12.166423    12.363163         870,824
MetLife Conservative to Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998685    10.503558         239,186
 01/01/2006 to 12/31/2006......................................  10.503558    11.311294       1,100,116
 01/01/2007 to 12/31/2007......................................  11.311294    11.666322       1,548,316
 01/01/2008 to 12/31/2008......................................  11.666322     9.001247       1,344,836
 01/01/2009 to 12/31/2009......................................   9.001247    10.955786       1,171,265
 01/01/2010 to 12/31/2010......................................  10.955786    12.024721       1,099,827
 01/01/2011 to 12/31/2011......................................  12.024721    11.958392         935,552

                                                              1.60% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
MetLife Mid Cap Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   1.048883     1.026763         368,177
 01/01/2002 to 12/31/2002.............................   1.026763     0.857786       1,293,872
 01/01/2003 to 12/31/2003.............................   0.857786     1.135837       2,419,733
 01/01/2004 to 12/31/2004.............................   1.135837     1.293477       3,074,816
 01/01/2005 to 12/31/2005.............................   1.293477     1.426031       3,625,618
 01/01/2006 to 12/31/2006.............................   1.426031     1.541357       3,779,819
 01/01/2007 to 12/31/2007.............................   1.541357     1.630771       3,351,786
 01/01/2008 to 12/31/2008.............................   1.630771     1.020994       2,997,819
 01/01/2009 to 12/31/2009.............................   1.020994     1.374307       2,708,746
 01/01/2010 to 12/31/2010.............................   1.374307     1.704093       2,139,787
 01/01/2011 to 12/31/2011.............................   1.704093     1.640413       1,624,962
MetLife Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998685    10.734050         310,272
 01/01/2006 to 12/31/2006.............................  10.734050    11.814835       1,557,506
 01/01/2007 to 12/31/2007.............................  11.814835    12.131604       3,623,715
 01/01/2008 to 12/31/2008.............................  12.131604     8.520078       3,887,940
 01/01/2009 to 12/31/2009.............................   8.520078    10.609381       3,708,347
 01/01/2010 to 12/31/2010.............................  10.609381    11.816261       3,597,593
 01/01/2011 to 12/31/2011.............................  11.816261    11.469905       3,457,375
MetLife Moderate to Aggressive Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998685    10.959606         219,068
 01/01/2006 to 12/31/2006.............................  10.959606    12.319482       2,977,663
 01/01/2007 to 12/31/2007.............................  12.319482    12.589616       6,419,896
 01/01/2008 to 12/31/2008.............................  12.589616     8.038528       7,383,995
 01/01/2009 to 12/31/2009.............................   8.038528    10.212538       7,076,022
 01/01/2010 to 12/31/2010.............................  10.212538    11.527862       6,576,218
 01/01/2011 to 12/31/2011.............................  11.527862    10.917303       6,071,950
MetLife Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   3.702470     3.426568         432,859
 01/01/2002 to 12/31/2002.............................   3.426568     2.612839       1,640,905
 01/01/2003 to 12/31/2003.............................   2.612839     3.288101       2,647,636
 01/01/2004 to 12/31/2004.............................   3.288101     3.568380       3,377,289
 01/01/2005 to 12/31/2005.............................   3.568380     3.665570       3,609,951
 01/01/2006 to 12/31/2006.............................   3.665570     4.155390       3,219,809
 01/01/2007 to 12/31/2007.............................   4.155390     4.292499       2,789,639
 01/01/2008 to 12/31/2008.............................   4.292499     2.650227       2,452,136
 01/01/2009 to 12/31/2009.............................   2.650227     3.284211       2,354,533
 01/01/2010 to 12/31/2010.............................   3.284211     3.700454       1,978,372
 01/01/2011 to 12/31/2011.............................   3.700454     3.701390       1,298,009
MFS(R) Investors Trust Sub-Account (Class B)/(11)/
 05/01/2004 to 12/31/2004.............................   7.613656     8.428836           7,934
 01/01/2005 to 12/31/2005.............................   8.428836     8.867953          12,380
 01/01/2006 to 04/30/2006.............................   8.867953     9.262258          15,310
MFS(R) Investors Trust Sub-Account (Class E)/(11)/
 07/02/2001 to 12/31/2001.............................   0.890911     0.825099         151,361
 01/01/2002 to 12/31/2002.............................   0.825099     0.647644         602,750
 01/01/2003 to 12/31/2003.............................   0.647644     0.774407         911,633
 01/01/2004 to 12/31/2004.............................   0.774407     0.848030       2,183,123
 01/01/2005 to 12/31/2005.............................   0.848030     0.893979       1,612,542
 01/01/2006 to 04/30/2006.............................   0.893979     0.934033               0

                                                            1.60% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
MFS(R) Investors Trust Sub-Account/(2)(11)/
  (previously MFS(R) Research Managers Sub-Account)
 07/02/2001 to 12/31/2001...........................   0.971947     0.871376         147,273
 01/01/2002 to 12/31/2002...........................   0.871376     0.649967         452,260
 01/01/2003 to 12/31/2003...........................   0.649967     0.792636         764,619
 01/01/2004 to 04/30/2004...........................   0.792636     0.806454         938,157
MFS(R) Research International Sub-Account
 07/02/2001 to 12/31/2001...........................   0.925891     0.846337         279,255
 01/01/2002 to 12/31/2002...........................   0.846337     0.734602       1,226,544
 01/01/2003 to 12/31/2003...........................   0.734602     0.954602       2,308,091
 01/01/2004 to 12/31/2004...........................   0.954602     1.123160       2,946,010
 01/01/2005 to 12/31/2005...........................   1.123160     1.286912       3,560,035
 01/01/2006 to 12/31/2006...........................   1.286912     1.602981       3,480,312
 01/01/2007 to 12/31/2007...........................   1.602981     1.787056       3,960,897
 01/01/2008 to 12/31/2008...........................   1.787056     1.013561       4,325,382
 01/01/2009 to 12/31/2009...........................   1.013561     1.312335       3,830,740
 01/01/2010 to 12/31/2010...........................   1.312335     1.438810       3,122,820
 01/01/2011 to 12/31/2011...........................   1.438810     1.264298       2,368,272
MFS(R) Total Return Sub-Account
 05/01/2004 to 12/31/2004...........................   3.553516     3.858783         305,548
 01/01/2005 to 12/31/2005...........................   3.858783     3.905970       1,846,742
 01/01/2006 to 12/31/2006...........................   3.905970     4.302877       2,060,698
 01/01/2007 to 12/31/2007...........................   4.302877     4.408561       2,219,964
 01/01/2008 to 12/31/2008...........................   4.408561     3.368831       1,991,531
 01/01/2009 to 12/31/2009...........................   3.368831     3.922193       1,729,362
 01/01/2010 to 12/31/2010...........................   3.922193     4.238158       1,433,239
 01/01/2011 to 12/31/2011...........................   4.238158     4.261078       1,094,304
MFS(R) Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...........................   1.200207     1.293472       1,134,902
 01/01/2005 to 12/31/2005...........................   1.293472     1.251989       2,418,878
 01/01/2006 to 12/31/2006...........................   1.251989     1.451966       2,931,446
 01/01/2007 to 12/31/2007...........................   1.451966     1.371269       2,773,968
 01/01/2008 to 12/31/2008...........................   1.371269     0.894630       2,626,587
 01/01/2009 to 12/31/2009...........................   0.894630     1.061664       2,711,033
 01/01/2010 to 12/31/2010...........................   1.061664     1.161624       2,482,650
 01/01/2011 to 12/31/2011...........................   1.161624     1.150528       2,540,040
MFS(R) Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002...........................   1.175834     0.963139         942,490
 01/01/2003 to 12/31/2003...........................   0.963139     1.188042       3,607,506
 01/01/2004 to 12/31/2004...........................   1.188042     1.301140       4,302,227
 01/01/2005 to 12/31/2005...........................   1.301140     1.260792       4,164,787
 01/01/2006 to 12/31/2006...........................   1.260792     1.463351       3,581,343
 01/01/2007 to 12/31/2007...........................   1.463351     1.383424       2,970,558
 01/01/2008 to 12/31/2008...........................   1.383424     0.903815       2,517,435
 01/01/2009 to 12/31/2009...........................   0.903815     1.073328       2,284,932
 01/01/2010 to 12/31/2010...........................   1.073328     1.175169       1,889,305
 01/01/2011 to 12/31/2011...........................   1.175169     1.165874       1,456,286
MFS(R) Total Return Sub-Account/(1)/
  (previously Balanced Sub-Account)
 07/02/2001 to 12/31/2001...........................   1.479293     1.451191         175,118
 01/01/2002 to 12/31/2002...........................   1.451191     1.232142         690,524
 01/01/2003 to 12/31/2003...........................   1.232142     1.450638       2,287,605
 01/01/2004 to 04/30/2004...........................   1.450638     1.437026       3,136,968

                                                                      1.60% VARIABLE ACCOUNT CHARGE
                                                               --------------------------------------------
                                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                                UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                               AT BEGINNING    AT END    OUTSTANDING AT END
                                                                OF PERIOD    OF PERIOD       OF PERIOD
                                                               ------------ ------------ ------------------
Morgan Stanley EAFE(R) Index Sub-Account
 07/02/2001 to 12/31/2001.....................................   0.939623     0.846163         157,511
 01/01/2002 to 12/31/2002.....................................   0.846163     0.693157         814,299
 01/01/2003 to 12/31/2003.....................................   0.693157     0.935931       2,876,242
 01/01/2004 to 12/31/2004.....................................   0.935931     1.098540       4,218,893
 01/01/2005 to 12/31/2005.....................................   1.098540     1.220969       5,297,937
 01/01/2006 to 12/31/2006.....................................   1.220969     1.507414       5,670,291
 01/01/2007 to 12/31/2007.....................................   1.507414     1.639415       5,559,450
 01/01/2008 to 12/31/2008.....................................   1.639415     0.932495       4,735,352
 01/01/2009 to 12/31/2009.....................................   0.932495     1.177291       4,465,150
 01/01/2010 to 12/31/2010.....................................   1.177291     1.250296       3,929,696
 01/01/2011 to 12/31/2011.....................................   1.250296     1.074838       3,092,757
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010.....................................   1.253930     1.454404       1,536,295
 01/01/2011 to 12/31/2011.....................................   1.454404     1.332284         986,161
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account/(4)/)
 05/01/2002 to 12/31/2002.....................................   1.000000     0.809277         108,375
 01/01/2003 to 12/31/2003.....................................   0.809277     1.131649         706,917
 01/01/2004 to 04/30/2004.....................................   1.131649     1.120668       1,045,702
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account/(3)/))
 07/02/2001 to 12/31/2001.....................................   1.862721     1.533749         284,648
 01/01/2002 to 12/31/2002.....................................   1.533749     1.069029         723,043
 01/01/2003 to 12/31/2003.....................................   1.069029     1.412678         979,246
 01/01/2004 to 12/31/2004.....................................   1.412678     1.624128       2,036,124
 01/01/2005 to 12/31/2005.....................................   1.624128     1.704926       2,051,188
 01/01/2006 to 12/31/2006.....................................   1.704926     1.871877       2,008,067
 01/01/2007 to 12/31/2007.....................................   1.871877     1.991405       1,989,430
 01/01/2008 to 12/31/2008.....................................   1.991405     0.873383       1,952,129
 01/01/2009 to 12/31/2009.....................................   0.873383     1.147738       1,861,117
 01/01/2010 to 04/30/2010.....................................   1.147738     1.241387               0
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class B)/(8)(15)/)
 05/01/2004 to 12/31/2004.....................................   1.598838     1.796361       1,043,521
 01/01/2005 to 12/31/2005.....................................   1.796361     1.837051       2,256,655
 01/01/2006 to 12/31/2006.....................................   1.837051     2.105247       2,527,452
 01/01/2007 to 12/31/2007.....................................   2.105247     1.995172       2,339,647
 01/01/2008 to 12/31/2008.....................................   1.995172     1.206400       2,137,231
 01/01/2009 to 12/31/2009.....................................   1.206400     1.339623       2,260,234
 01/01/2010 to 12/31/2010.....................................   1.339623     1.599734       2,131,817
 01/01/2011 to 12/31/2011.....................................   1.599734     1.661090       1,705,154

                                                            1.60% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class E)/(9)(15)/)
 07/02/2001 to 12/31/2001...........................   1.425916     1.393850         871,034
 01/01/2002 to 12/31/2002...........................   1.393850     1.076984       4,781,568
 01/01/2003 to 12/31/2003...........................   1.076984     1.588924       7,338,569
 01/01/2004 to 12/31/2004...........................   1.588924     1.800791       8,947,533
 01/01/2005 to 12/31/2005...........................   1.800791     1.842407       7,920,987
 01/01/2006 to 12/31/2006...........................   1.842407     2.114995       6,411,488
 01/01/2007 to 12/31/2007...........................   2.114995     2.006791       5,210,290
 01/01/2008 to 12/31/2008...........................   2.006791     1.214500       4,148,413
 01/01/2009 to 12/31/2009...........................   1.214500     1.349656       3,899,962
 01/01/2010 to 12/31/2010...........................   1.349656     1.613185       3,133,159
 01/01/2011 to 12/31/2011...........................   1.613185     1.675879       2,009,800
Neuberger Berman Mid Cap Value Sub-Account
 07/02/2001 to 12/31/2001...........................   1.542704     1.491363         156,452
 01/01/2002 to 12/31/2002...........................   1.491363     1.322184         452,404
 01/01/2003 to 12/31/2003...........................   1.322184     1.771780       1,037,455
 01/01/2004 to 12/31/2004...........................   1.771780     2.138702       2,383,258
 01/01/2005 to 12/31/2005...........................   2.138702     2.355913       3,515,078
 01/01/2006 to 12/31/2006...........................   2.355913     2.578245       4,265,720
 01/01/2007 to 12/31/2007...........................   2.578245     2.618053       3,664,108
 01/01/2008 to 12/31/2008...........................   2.618053     1.353167       3,045,603
 01/01/2009 to 12/31/2009...........................   1.353167     1.967460       2,794,157
 01/01/2010 to 12/31/2010...........................   1.967460     2.440636       2,657,375
 01/01/2011 to 12/31/2011...........................   2.440636     2.241661       2,005,470
Oppenheimer Capital Appreciation Sub-Account
 05/01/2005 to 12/31/2005...........................   7.880913     8.545877          11,867
 01/01/2006 to 12/31/2006...........................   8.545877     9.051134          46,263
 01/01/2007 to 12/31/2007...........................   9.051134    10.179389          69,786
 01/01/2008 to 12/31/2008...........................  10.179389     5.415309          66,569
 01/01/2009 to 12/31/2009...........................   5.415309     7.658423          63,957
 01/01/2010 to 12/31/2010...........................   7.658423     8.245136          79,095
 01/01/2011 to 12/31/2011...........................   8.245136     8.002498          53,784
Oppenheimer Global Equity Sub-Account
 05/01/2004 to 12/31/2004...........................  12.571165    14.481999           8,242
 01/01/2005 to 12/31/2005...........................  14.481999    16.530281          59,458
 01/01/2006 to 12/31/2006...........................  16.530281    18.928740         134,967
 01/01/2007 to 12/31/2007...........................  18.928740    19.793045         157,691
 01/01/2008 to 12/31/2008...........................  19.793045    11.577961         125,145
 01/01/2009 to 12/31/2009...........................  11.577961    15.929235         125,380
 01/01/2010 to 12/31/2010...........................  15.929235    18.173340         112,800
 01/01/2011 to 12/31/2011...........................  18.173340    16.382079          77,592
PIMCO Inflation Protected Bond Sub-Account
 05/01/2006 to 12/31/2006...........................  10.929626    11.021826          10,530
 01/01/2007 to 12/31/2007...........................  11.021826    12.017102         102,231
 01/01/2008 to 12/31/2008...........................  12.017102    11.011122         381,006
 01/01/2009 to 12/31/2009...........................  11.011122    12.792205         508,674
 01/01/2010 to 12/31/2010...........................  12.792205    13.566250         520,547
 01/01/2011 to 12/31/2011...........................  13.566250    14.838974         493,886

                                               1.60% VARIABLE ACCOUNT CHARGE
                                        --------------------------------------------
                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                         OF PERIOD    OF PERIOD       OF PERIOD
                                        ------------ ------------ ------------------
PIMCO Total Return Sub-Account
 07/02/2001 to 12/31/2001..............   1.006803     1.051871        1,449,917
 01/01/2002 to 12/31/2002..............   1.051871     1.131377        8,141,626
 01/01/2003 to 12/31/2003..............   1.131377     1.161370       15,892,589
 01/01/2004 to 12/31/2004..............   1.161370     1.199811       21,116,440
 01/01/2005 to 12/31/2005..............   1.199811     1.207358       25,610,428
 01/01/2006 to 12/31/2006..............   1.207358     1.241927       25,432,647
 01/01/2007 to 12/31/2007..............   1.241927     1.314558       24,228,413
 01/01/2008 to 12/31/2008..............   1.314558     1.298939       18,888,307
 01/01/2009 to 12/31/2009..............   1.298939     1.508792       18,377,813
 01/01/2010 to 12/31/2010..............   1.508792     1.606167       16,193,669
 01/01/2011 to 12/31/2011..............   1.606167     1.630843       12,128,709
RCM Technology Sub-Account
 07/02/2001 to 12/31/2001..............   0.757307     0.608312          515,626
 01/01/2002 to 12/31/2002..............   0.608312     0.294945        1,178,635
 01/01/2003 to 12/31/2003..............   0.294945     0.457377        1,954,576
 01/01/2004 to 12/31/2004..............   0.457377     0.430688        3,286,452
 01/01/2005 to 12/31/2005..............   0.430688     0.470564        3,105,243
 01/01/2006 to 12/31/2006..............   0.470564     0.487874        2,959,705
 01/01/2007 to 12/31/2007..............   0.487874     0.631436        4,990,598
 01/01/2008 to 12/31/2008..............   0.631436     0.345163        5,474,189
 01/01/2009 to 12/31/2009..............   0.345163     0.540015        5,652,634
 01/01/2010 to 12/31/2010..............   0.540015     0.678609        4,013,953
 01/01/2011 to 12/31/2011..............   0.678609     0.601772        6,026,902
Russell 2000(R) Index Sub-Account
 07/02/2001 to 12/31/2001..............   1.211779     1.177077          303,150
 01/01/2002 to 12/31/2002..............   1.177077     0.919554          973,414
 01/01/2003 to 12/31/2003..............   0.919554     1.318657        3,524,728
 01/01/2004 to 12/31/2004..............   1.318657     1.523502        5,372,504
 01/01/2005 to 12/31/2005..............   1.523502     1.563867        5,149,835
 01/01/2006 to 12/31/2006..............   1.563867     1.809693        5,259,626
 01/01/2007 to 12/31/2007..............   1.809693     1.750455        4,784,089
 01/01/2008 to 12/31/2008..............   1.750455     1.142560        4,043,608
 01/01/2009 to 12/31/2009..............   1.142560     1.412958        3,854,722
 01/01/2010 to 12/31/2010..............   1.412958     1.760129        3,311,263
 01/01/2011 to 12/31/2011..............   1.760129     1.657983        2,677,719
SSgA Growth and Income ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.501212    11.133180           14,462
 01/01/2007 to 12/31/2007..............  11.133180    11.547004           17,875
 01/01/2008 to 12/31/2008..............  11.547004     8.515560           31,512
 01/01/2009 to 12/31/2009..............   8.515560    10.466042           81,967
 01/01/2010 to 12/31/2010..............  10.466042    11.560593          362,628
 01/01/2011 to 12/31/2011..............  11.560593    11.498194          218,845
SSgA Growth ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.691865    11.387352           13,471
 01/01/2007 to 12/31/2007..............  11.387352    11.835268           24,748
 01/01/2008 to 12/31/2008..............  11.835268     7.807065           16,507
 01/01/2009 to 12/31/2009..............   7.807065     9.918875          123,280
 01/01/2010 to 12/31/2010..............   9.918875    11.143148          147,800
 01/01/2011 to 12/31/2011..............  11.143148    10.733143          267,797

                                                              1.60% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
T. Rowe Price Large Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.104511     1.195282         416,770
 01/01/2005 to 12/31/2005.............................   1.195282     1.250798       1,478,570
 01/01/2006 to 12/31/2006.............................   1.250798     1.389577       2,323,481
 01/01/2007 to 12/31/2007.............................   1.389577     1.492542       2,599,776
 01/01/2008 to 12/31/2008.............................   1.492542     0.851851       2,658,485
 01/01/2009 to 12/31/2009.............................   0.851851     1.199123       2,556,959
 01/01/2010 to 12/31/2010.............................   1.199123     1.377692       2,198,713
 01/01/2011 to 12/31/2011.............................   1.377692     1.337764       1,875,525
T. Rowe Price Mid Cap Growth Sub-Account
 07/02/2001 to 12/31/2001.............................   0.930236     0.822261         224,552
 01/01/2002 to 12/31/2002.............................   0.822261     0.452842       1,291,525
 01/01/2003 to 12/31/2003.............................   0.452842     0.608944       3,685,243
 01/01/2004 to 12/31/2004.............................   0.608944     0.706063       5,450,409
 01/01/2005 to 12/31/2005.............................   0.706063     0.796528       6,667,529
 01/01/2006 to 12/31/2006.............................   0.796528     0.832239       7,066,576
 01/01/2007 to 12/31/2007.............................   0.832239     0.963407       7,702,266
 01/01/2008 to 12/31/2008.............................   0.963407     0.571214       7,174,342
 01/01/2009 to 12/31/2009.............................   0.571214     0.817769       6,745,474
 01/01/2010 to 12/31/2010.............................   0.817769     1.027592       5,868,648
 01/01/2011 to 12/31/2011.............................   1.027592     0.994651       4,431,848
T. Rowe Price Small Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.220510     1.299480          94,897
 01/01/2005 to 12/31/2005.............................   1.299480     1.415952         426,376
 01/01/2006 to 12/31/2006.............................   1.415952     1.444098         674,484
 01/01/2007 to 12/31/2007.............................   1.444098     1.556521         738,626
 01/01/2008 to 12/31/2008.............................   1.556521     0.975437         968,259
 01/01/2009 to 12/31/2009.............................   0.975437     1.330833         903,533
 01/01/2010 to 12/31/2010.............................   1.330833     1.763710         929,772
 01/01/2011 to 12/31/2011.............................   1.763710     1.760891         821,257
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.............................   1.830604     1.938113         839,207
 01/01/2005 to 12/31/2005.............................   1.938113     1.956297       2,018,155
 01/01/2006 to 12/31/2006.............................   1.956297     2.018231       2,855,448
 01/01/2007 to 12/31/2007.............................   2.018231     2.059586       3,119,527
 01/01/2008 to 12/31/2008.............................   2.059586     1.718262       2,547,418
 01/01/2009 to 12/31/2009.............................   1.718262     2.230307       2,238,595
 01/01/2010 to 12/31/2010.............................   2.230307     2.468297       2,053,931
 01/01/2011 to 12/31/2011.............................   2.468297     2.570967       1,682,107
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001.............................   1.532241     1.566132         299,653
 01/01/2002 to 12/31/2002.............................   1.566132     1.685586       1,305,077
 01/01/2003 to 12/31/2003.............................   1.685586     1.866126       3,416,991
 01/01/2004 to 12/31/2004.............................   1.866126     1.955371       4,306,888
 01/01/2005 to 12/31/2005.............................   1.955371     1.975842       4,349,715
 01/01/2006 to 12/31/2006.............................   1.975842     2.038970       3,640,423
 01/01/2007 to 12/31/2007.............................   2.038970     2.084453       3,683,248
 01/01/2008 to 12/31/2008.............................   2.084453     1.741245       3,067,366
 01/01/2009 to 12/31/2009.............................   1.741245     2.261567       2,630,081
 01/01/2010 to 12/31/2010.............................   2.261567     2.506637       2,090,061
 01/01/2011 to 12/31/2011.............................   2.506637     2.613131       1,404,918

                                                             1.60% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Western Asset Management U.S. Government Sub-Account
  (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.513080     1.547102       1,287,290
 01/01/2005 to 12/31/2005............................   1.547102     1.543790       3,528,990
 01/01/2006 to 12/31/2006............................   1.543790     1.578832       4,273,029
 01/01/2007 to 12/31/2007............................   1.578832     1.616303       4,262,107
 01/01/2008 to 12/31/2008............................   1.616303     1.582115       4,145,062
 01/01/2009 to 12/31/2009............................   1.582115     1.620533       3,593,723
 01/01/2010 to 12/31/2010............................   1.620533     1.682408       3,329,227
 01/01/2011 to 12/31/2011............................   1.682408     1.742961       2,894,771
Western Asset Management U.S. Government Sub-Account
  (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.415442     1.456523         713,433
 01/01/2002 to 12/31/2002............................   1.456523     1.542685       3,752,159
 01/01/2003 to 12/31/2003............................   1.542685     1.541705       6,457,226
 01/01/2004 to 12/31/2004............................   1.541705     1.559729       7,595,926
 01/01/2005 to 12/31/2005............................   1.559729     1.559285       6,706,346
 01/01/2006 to 12/31/2006............................   1.559285     1.595602       5,087,809
 01/01/2007 to 12/31/2007............................   1.595602     1.635026       3,818,123
 01/01/2008 to 12/31/2008............................   1.635026     1.602116       2,659,069
 01/01/2009 to 12/31/2009............................   1.602116     1.642683       2,423,112
 01/01/2010 to 12/31/2010............................   1.642683     1.708288       1,684,764
 01/01/2011 to 12/31/2011............................   1.708288     1.770045         928,299



                                                               1.85% VARIABLE ACCOUNT CHARGE
                                                        --------------------------------------------
                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                                         OF PERIOD    OF PERIOD       OF PERIOD
                                                        ------------ ------------ ------------------

American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006..............................  14.236650    14.899363          55,288
 01/01/2007 to 12/31/2007..............................  14.899363    15.111599         208,931
 01/01/2008 to 12/31/2008..............................  15.111599    13.447112         201,582
 01/01/2009 to 12/31/2009..............................  13.447112    14.864707         185,037
 01/01/2010 to 12/31/2010..............................  14.864707    15.532678         171,080
 01/01/2011 to 12/31/2011..............................  15.532678    16.179441         167,322
American Funds Global Small Capitalization Sub-Account
 07/02/2001 to 12/31/2001..............................   1.447052     1.332743         225,130
 01/01/2002 to 12/31/2002..............................   1.332743     1.059029       1,200,298
 01/01/2003 to 12/31/2003..............................   1.059029     1.596150       2,241,466
 01/01/2004 to 12/31/2004..............................   1.596150     1.893997       3,715,173
 01/01/2005 to 12/31/2005..............................   1.893997     2.330777       5,836,851
 01/01/2006 to 12/31/2006..............................   2.330777     2.838565       7,053,033
 01/01/2007 to 12/31/2007..............................   2.838565     3.383309       8,807,810
 01/01/2008 to 12/31/2008..............................   3.383309     1.543542       8,146,069
 01/01/2009 to 12/31/2009..............................   1.543542     2.444064       7,440,643
 01/01/2010 to 12/31/2010..............................   2.444064     2.937089       6,104,990
 01/01/2011 to 12/31/2011..............................   2.937089     2.331325       4,931,704

                                                 1.85% VARIABLE ACCOUNT CHARGE
                                          --------------------------------------------
                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                           OF PERIOD    OF PERIOD       OF PERIOD
                                          ------------ ------------ ------------------
American Funds Growth Sub-Account
 07/02/2001 to 12/31/2001................  12.006710    10.593744         282,325
 01/01/2002 to 12/31/2002................  10.593744     7.856189       1,029,766
 01/01/2003 to 12/31/2003................   7.856189    10.551031       1,784,167
 01/01/2004 to 12/31/2004................  10.551031    11.651464       2,669,570
 01/01/2005 to 12/31/2005................  11.651464    13.290627       3,172,919
 01/01/2006 to 12/31/2006................  13.290627    14.380816       3,472,367
 01/01/2007 to 12/31/2007................  14.380816    15.858887       3,490,105
 01/01/2008 to 12/31/2008................  15.858887     8.721929       3,321,752
 01/01/2009 to 12/31/2009................   8.721929    11.936545       3,057,207
 01/01/2010 to 12/31/2010................  11.936545    13.906920       2,724,919
 01/01/2011 to 12/31/2011................  13.906920    13.068603       2,102,030
American Funds Growth-Income Sub-Account
 07/02/2001 to 12/31/2001................   8.136490     7.879612         382,342
 01/01/2002 to 12/31/2002................   7.879612     6.316148       1,187,975
 01/01/2003 to 12/31/2003................   6.316148     8.211075       2,126,588
 01/01/2004 to 12/31/2004................   8.211075     8.896386       3,264,110
 01/01/2005 to 12/31/2005................   8.896386     9.243150       3,784,285
 01/01/2006 to 12/31/2006................   9.243150    10.453750       3,958,100
 01/01/2007 to 12/31/2007................  10.453750    10.778557       3,738,577
 01/01/2008 to 12/31/2008................  10.778557     6.575688       3,108,323
 01/01/2009 to 12/31/2009................   6.575688     8.471822       2,894,232
 01/01/2010 to 12/31/2010................   8.471822     9.266945       2,624,790
 01/01/2011 to 12/31/2011................   9.266945     8.930939       2,037,254



                                                             1.65% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------

American Funds(R) Balanced Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.008191     6.999592         1,508
 01/01/2009 to 12/31/2009............................   6.999592     8.904173         1,500
 01/01/2010 to 12/31/2010............................   8.904173     9.823637         1,494
 01/01/2011 to 12/31/2011............................   9.823637     9.457635             0
American Funds(R) Growth Allocation Sub-Account
 04/28/2008 to 12/31/2008............................   9.998192     6.348852             0
 01/01/2009 to 12/31/2009............................   6.348852     8.370726             0
 01/01/2010 to 12/31/2010............................   8.370726     9.343994             0
 01/01/2011 to 12/31/2011............................   9.343994     8.756372             0
American Funds(R) Moderate Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.018191     7.672156             0
 01/01/2009 to 12/31/2009............................   7.672156     9.312251             0
 01/01/2010 to 12/31/2010............................   9.312251    10.067374             0
 01/01/2011 to 12/31/2011............................  10.067374     9.921913             0
Artio International Stock Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.144135     1.304826             0
 01/01/2005 to 12/31/2005............................   1.304826     1.509264             0
 01/01/2006 to 12/31/2006............................   1.509264     1.725549             0
 01/01/2007 to 12/31/2007............................   1.725549     1.868052             0
 01/01/2008 to 12/31/2008............................   1.868052     1.024496             0
 01/01/2009 to 12/31/2009............................   1.024496     1.228280             0
 01/01/2010 to 12/31/2010............................   1.228280     1.291085             0
 01/01/2011 to 12/31/2011............................   1.291085     1.014309             0

                                                             1.65% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Artio International Stock Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.223128     1.116046         13,915
 01/01/2002 to 12/31/2002............................   1.116046     0.904300         27,576
 01/01/2003 to 12/31/2003............................   0.904300     1.137651         39,188
 01/01/2004 to 12/31/2004............................   1.137651     1.320573         21,590
 01/01/2005 to 12/31/2005............................   1.320573     1.530257         21,539
 01/01/2006 to 12/31/2006............................   1.530257     1.750042         14,906
 01/01/2007 to 12/31/2007............................   1.750042     1.896902         14,509
 01/01/2008 to 12/31/2008............................   1.896902     1.041070          8,137
 01/01/2009 to 12/31/2009............................   1.041070     1.248939          8,225
 01/01/2010 to 12/31/2010............................   1.248939     1.314968          8,219
 01/01/2011 to 12/31/2011............................   1.314968     1.035044          8,608
Barclays Capital Aggregate Bond Index Sub-Account
 07/02/2001 to 12/31/2001............................   1.089927     1.119914          2,467
 01/01/2002 to 12/31/2002............................   1.119914     1.211090        105,974
 01/01/2003 to 12/31/2003............................   1.211090     1.231549        110,715
 01/01/2004 to 12/31/2004............................   1.231549     1.257906         78,199
 01/01/2005 to 12/31/2005............................   1.257906     1.260304         76,459
 01/01/2006 to 12/31/2006............................   1.260304     1.287006         74,825
 01/01/2007 to 12/31/2007............................   1.287006     1.350151         66,330
 01/01/2008 to 12/31/2008............................   1.350151     1.402776         59,531
 01/01/2009 to 12/31/2009............................   1.402776     1.448533         48,219
 01/01/2010 to 12/31/2010............................   1.448533     1.505951         44,313
 01/01/2011 to 12/31/2011............................   1.505951     1.589260         34,725
BlackRock Aggressive Growth Sub-Account
 05/01/2004 to 12/31/2004............................  32.249115    35.695137            334
 01/01/2005 to 12/31/2005............................  35.695137    38.775745            333
 01/01/2006 to 12/31/2006............................  38.775745    40.609788              0
 01/01/2007 to 12/31/2007............................  40.609788    48.024510              0
 01/01/2008 to 12/31/2008............................  48.024510    25.582828              0
 01/01/2009 to 12/31/2009............................  25.582828    37.510059              0
 01/01/2010 to 12/31/2010............................  37.510059    42.428883            286
 01/01/2011 to 12/31/2011............................  42.428883    40.381748            286
BlackRock Bond Income Sub-Account
 07/02/2001 to 12/31/2001............................   3.628784     3.755214         13,595
 01/01/2002 to 12/31/2002............................   3.755214     3.995483         83,676
 01/01/2003 to 12/31/2003............................   3.995483     4.149513         99,269
 01/01/2004 to 12/31/2004............................   4.149513     4.251714         91,088
 01/01/2005 to 12/31/2005............................   4.251714     4.272436         90,045
 01/01/2006 to 12/31/2006............................   4.272436     4.376576         87,532
 01/01/2007 to 12/31/2007............................   4.376576     4.563812         55,148
 01/01/2008 to 12/31/2008............................   4.563812     4.324407         41,857
 01/01/2009 to 12/31/2009............................   4.324407     4.644279         37,356
 01/01/2010 to 12/31/2010............................   4.644279     4.936907         30,895
 01/01/2011 to 12/31/2011............................   4.936907     5.162484         25,102
BlackRock Diversified Sub-Account
 05/01/2004 to 12/31/2004............................  33.791552    36.398522              0
 01/01/2005 to 12/31/2005............................  36.398522    36.813852              0
 01/01/2006 to 12/31/2006............................  36.813852    39.923348              0
 01/01/2007 to 12/31/2007............................  39.923348    41.472051              0
 01/01/2008 to 12/31/2008............................  41.472051    30.607727              0
 01/01/2009 to 12/31/2009............................  30.607727    35.225345              0
 01/01/2010 to 12/31/2010............................  35.225345    37.876508             33
 01/01/2011 to 12/31/2011............................  37.876508    38.595173             33

                                                                     1.65% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Large Cap Core Sub-Account
 04/30/2007 to 12/31/2007....................................   7.357990     7.408706          6,831
 01/01/2008 to 12/31/2008....................................   7.408706     4.568408          6,736
 01/01/2009 to 12/31/2009....................................   4.568408     5.356274          7,515
 01/01/2010 to 12/31/2010....................................   5.356274     5.924863         11,240
 01/01/2011 to 12/31/2011....................................   5.924863     5.842974         11,240
BlackRock Large Cap Sub-Account
  (previously BlackRock Large Cap Sub-Account/(12)/)
 07/02/2001 to 12/31/2001....................................   6.767301     6.173430              0
 01/01/2002 to 12/31/2002....................................   6.173430     4.476319             15
 01/01/2003 to 12/31/2003....................................   4.476319     5.719929          6,180
 01/01/2004 to 12/31/2004....................................   5.719929     6.222331          6,903
 01/01/2005 to 12/31/2005....................................   6.222331     6.323801          6,699
 01/01/2006 to 12/31/2006....................................   6.323801     7.081139          7,033
 01/01/2007 to 04/27/2007....................................   7.081139     7.420159              0
BlackRock Large Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   1.063776     1.171597              0
 01/01/2005 to 12/31/2005....................................   1.171597     1.216523              0
 01/01/2006 to 12/31/2006....................................   1.216523     1.425578              0
 01/01/2007 to 12/31/2007....................................   1.425578     1.445999              0
 01/01/2008 to 12/31/2008....................................   1.445999     0.922912              0
 01/01/2009 to 12/31/2009....................................   0.922912     1.008158              0
 01/01/2010 to 12/31/2010....................................   1.008158     1.080178              0
 01/01/2011 to 12/31/2011....................................   1.080178     1.084317              0
BlackRock Large Cap Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002....................................   1.000000     0.791084          8,561
 01/01/2003 to 12/31/2003....................................   0.791084     1.053691         11,505
 01/01/2004 to 12/31/2004....................................   1.053691     1.174467         11,180
 01/01/2005 to 12/31/2005....................................   1.174467     1.221046         11,217
 01/01/2006 to 12/31/2006....................................   1.221046     1.431781         11,010
 01/01/2007 to 12/31/2007....................................   1.431781     1.454302         10,979
 01/01/2008 to 12/31/2008....................................   1.454302     0.929222         39,804
 01/01/2009 to 12/31/2009....................................   0.929222     1.016172         45,897
 01/01/2010 to 12/31/2010....................................   1.016172     1.089537         41,050
 01/01/2011 to 12/31/2011....................................   1.089537     1.094544         34,987
BlackRock Legacy Large Cap Growth Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.264940     2.477683              0
 01/01/2005 to 12/31/2005....................................   2.477683     2.601850              0
 01/01/2006 to 12/31/2006....................................   2.601850     2.658827              0
 01/01/2007 to 12/31/2007....................................   2.658827     3.097108              0
 01/01/2008 to 12/31/2008....................................   3.097108     1.928518              0
 01/01/2009 to 12/31/2009....................................   1.928518     2.589447              0
 01/01/2010 to 12/31/2010....................................   2.589447     3.042995              0
 01/01/2011 to 12/31/2011....................................   3.042995     2.719248              0
BlackRock Legacy Large Cap Growth Sub-Account (Class B)
  (formerly FI Large Cap Sub-Account/(14)/)
 05/01/2006 to 12/31/2006....................................  16.682816    16.848987              0
 01/01/2007 to 12/31/2007....................................  16.848987    17.188684              0
 01/01/2008 to 12/31/2008....................................  17.188684     9.306887              0
 01/01/2009 to 05/01/2009....................................   9.306887     9.704507              0

                                                                     1.65% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Legacy Large Cap Growth Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.939600     2.681634          2,305
 01/01/2002 to 12/31/2002....................................   2.681634     1.760990         91,276
 01/01/2003 to 12/31/2003....................................   1.760990     2.336855         38,361
 01/01/2004 to 12/31/2004....................................   2.336855     2.496346         30,455
 01/01/2005 to 12/31/2005....................................   2.496346     2.623852         27,044
 01/01/2006 to 12/31/2006....................................   2.623852     2.684210         18,930
 01/01/2007 to 12/31/2007....................................   2.684210     3.129602         14,837
 01/01/2008 to 12/31/2008....................................   3.129602     1.950685         14,339
 01/01/2009 to 12/31/2009....................................   1.950685     2.621492          7,572
 01/01/2010 to 12/31/2010....................................   2.621492     3.084626          7,544
 01/01/2011 to 12/31/2011....................................   3.084626     2.759234          7,586
BlackRock Money Market Sub-Account
 07/02/2001 to 12/31/2001....................................   2.118904     2.128111         29,771
 01/01/2002 to 12/31/2002....................................   2.128111     2.117657         41,021
 01/01/2003 to 12/31/2003....................................   2.117657     2.094564         60,617
 01/01/2004 to 12/31/2004....................................   2.094564     2.075317         86,001
 01/01/2005 to 12/31/2005....................................   2.075317     2.095273         64,205
 01/01/2006 to 12/31/2006....................................   2.095273     2.154879        224,151
 01/01/2007 to 12/31/2007....................................   2.154879     2.221466        198,932
 01/01/2008 to 12/31/2008....................................   2.221466     2.241808        139,620
 01/01/2009 to 12/31/2009....................................   2.241808     2.210704         31,597
 01/01/2010 to 12/31/2010....................................   2.210704     2.174526         29,859
 01/01/2011 to 12/31/2011....................................   2.174526     2.139036         25,058
Clarion Global Real Estate Sub-Account
 05/01/2004 to 12/31/2004....................................   9.998644    12.812153          2,126
 01/01/2005 to 12/31/2005....................................  12.812153    14.277527          4,630
 01/01/2006 to 12/31/2006....................................  14.277527    19.322711          2,079
 01/01/2007 to 12/31/2007....................................  19.322711    16.152793          2,071
 01/01/2008 to 12/31/2008....................................  16.152793     9.266596          1,039
 01/01/2009 to 12/31/2009....................................   9.266596    12.280998            782
 01/01/2010 to 12/31/2010....................................  12.280998    14.025858          1,260
 01/01/2011 to 12/31/2011....................................  14.025858    13.026028          1,289
Davis Venture Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.789991     2.997796              0
 01/01/2005 to 12/31/2005....................................   2.997796     3.243638              0
 01/01/2006 to 12/31/2006....................................   3.243638     3.647627              0
 01/01/2007 to 12/31/2007....................................   3.647627     3.743445              0
 01/01/2008 to 12/31/2008....................................   3.743445     2.226855              0
 01/01/2009 to 12/31/2009....................................   2.226855     2.883698              0
 01/01/2010 to 12/31/2010....................................   2.883698     3.168729              0
 01/01/2011 to 12/31/2011....................................   3.168729     2.983912              0
Davis Venture Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.741696     2.597952         89,277
 01/01/2002 to 12/31/2002....................................   2.597952     2.132474        282,543
 01/01/2003 to 12/31/2003....................................   2.132474     2.742299        277,538
 01/01/2004 to 12/31/2004....................................   2.742299     3.024805        253,666
 01/01/2005 to 12/31/2005....................................   3.024805     3.277038        254,770
 01/01/2006 to 12/31/2006....................................   3.277038     3.687931        210,159
 01/01/2007 to 12/31/2007....................................   3.687931     3.788015        183,069
 01/01/2008 to 12/31/2008....................................   3.788015     2.255681        178,338
 01/01/2009 to 12/31/2009....................................   2.255681     2.924950        184,824
 01/01/2010 to 12/31/2010....................................   2.924950     3.217093        167,791
 01/01/2011 to 12/31/2011....................................   3.217093     3.032299        150,832

                                                                1.65% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
FI Value Leaders Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...............................   2.238729     2.521054              0
 01/01/2005 to 12/31/2005...............................   2.521054     2.738604              0
 01/01/2006 to 12/31/2006...............................   2.738604     3.008026              0
 01/01/2007 to 12/31/2007...............................   3.008026     3.075091              0
 01/01/2008 to 12/31/2008...............................   3.075091     1.841933              0
 01/01/2009 to 12/31/2009...............................   1.841933     2.201077              0
 01/01/2010 to 12/31/2010...............................   2.201077     2.474200              0
 01/01/2011 to 12/31/2011...............................   2.474200     2.278406              0
FI Value Leaders Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................   2.546551     2.309067              0
 01/01/2002 to 12/31/2002...............................   2.309067     1.826935         13,684
 01/01/2003 to 12/31/2003...............................   1.826935     2.277627         16,201
 01/01/2004 to 12/31/2004...............................   2.277627     2.544088          6,779
 01/01/2005 to 12/31/2005...............................   2.544088     2.766041          6,779
 01/01/2006 to 12/31/2006...............................   2.766041     3.041100          6,779
 01/01/2007 to 12/31/2007...............................   3.041100     3.111957          6,779
 01/01/2008 to 12/31/2008...............................   3.111957     1.866123          6,779
 01/01/2009 to 12/31/2009...............................   1.866123     2.233147          6,521
 01/01/2010 to 12/31/2010...............................   2.233147     2.512865          6,267
 01/01/2011 to 12/31/2011...............................   2.512865     2.316159          6,015
Harris Oakmark International Sub-Account (Class B)/(6)/
 05/01/2003 to 12/31/2003...............................   0.871714     1.168918              0
 01/01/2004 to 12/31/2004...............................   1.168918     1.385719              0
 01/01/2005 to 12/31/2005...............................   1.385719     1.557167              0
 01/01/2006 to 12/31/2006...............................   1.557167     1.973649              0
 01/01/2007 to 12/31/2007...............................   1.973649     1.919461              0
 01/01/2008 to 12/31/2008...............................   1.919461     1.116063              0
 01/01/2009 to 12/31/2009...............................   1.116063     1.702273              0
 01/01/2010 to 12/31/2010...............................   1.702273     1.949374              0
 01/01/2011 to 12/31/2011...............................   1.949374     1.644169              0
Harris Oakmark International Sub-Account (Class E)/(7)/
 05/01/2002 to 12/31/2002...............................   1.058133     0.881075              0
 01/01/2003 to 12/31/2003...............................   0.881075     1.171300         27,562
 01/01/2004 to 12/31/2004...............................   1.171300     1.390434         76,946
 01/01/2005 to 12/31/2005...............................   1.390434     1.562972         57,282
 01/01/2006 to 12/31/2006...............................   1.562972     1.983105        129,092
 01/01/2007 to 12/31/2007...............................   1.983105     1.930972         34,897
 01/01/2008 to 12/31/2008...............................   1.930972     1.123862         23,900
 01/01/2009 to 12/31/2009...............................   1.123862     1.716430         21,065
 01/01/2010 to 12/31/2010...............................   1.716430     1.967035         16,736
 01/01/2011 to 12/31/2011...............................   1.967035     1.661692         11,713
Invesco Small Cap Growth Sub-account
 05/01/2002 to 12/31/2002...............................   1.120619     0.844696          1,607
 01/01/2003 to 12/31/2003...............................   0.844696     1.153810         25,080
 01/01/2004 to 12/31/2004...............................   1.153810     1.207879         28,399
 01/01/2005 to 12/31/2005...............................   1.207879     1.286381         28,295
 01/01/2006 to 12/31/2006...............................   1.286381     1.444849         27,942
 01/01/2007 to 12/31/2007...............................   1.444849     1.578411         26,519
 01/01/2008 to 12/31/2008...............................   1.578411     0.951229         18,875
 01/01/2009 to 12/31/2009...............................   0.951229     1.252102         18,769
 01/01/2010 to 12/31/2010...............................   1.252102     1.554102         17,518
 01/01/2011 to 12/31/2011...............................   1.554102     1.512194         17,516

                                                                1.65% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
Janus Forty Sub-Account
 04/30/2007 to 12/31/2007...............................  136.956164   167.728021           228
 01/01/2008 to 12/31/2008...............................  167.728021    95.689848           228
 01/01/2009 to 12/31/2009...............................   95.689848   134.460546           228
 01/01/2010 to 12/31/2010...............................  134.460546   144.689994           228
 01/01/2011 to 12/31/2011...............................  144.689994   131.588146           258
Jennison Growth Sub-Account (Class B)
 05/01/2005 to 12/31/2005...............................    0.401848     0.481903             0
 01/01/2006 to 12/31/2006...............................    0.481903     0.486001             0
 01/01/2007 to 12/31/2007...............................    0.486001     0.532445             0
 01/01/2008 to 12/31/2008...............................    0.532445     0.332306             0
 01/01/2009 to 12/31/2009...............................    0.332306     0.456188             0
 01/01/2010 to 12/31/2010...............................    0.456188     0.499494             0
 01/01/2011 to 12/31/2011...............................    0.499494     0.492426             0
Jennison Growth Subaccount (Class B)/(8)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class B))
 05/01/2004 to 12/31/2004...............................    0.418353     0.436019             0
 01/01/2005 to 04/30/2005...............................    0.436019     0.397041             0
Jennison Growth Sub-Account (Class E)
 05/01/2005 to 12/31/2005...............................    0.402140     0.482951       166,201
 01/01/2006 to 12/31/2006...............................    0.482951     0.487414       172,565
 01/01/2007 to 12/31/2007...............................    0.487414     0.534737       162,317
 01/01/2008 to 12/31/2008...............................    0.534737     0.333594        44,206
 01/01/2009 to 12/31/2009...............................    0.333594     0.459002        32,297
 01/01/2010 to 12/31/2010...............................    0.459002     0.503152        28,692
 01/01/2011 to 12/31/2011...............................    0.503152     0.496454        27,419
Jennison Growth Subaccount (Class E)/(9)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class E))
 07/02/2001 to 12/31/2001...............................    0.572801     0.490279             0
 01/01/2002 to 12/31/2002...............................    0.490279     0.342550        82,209
 01/01/2003 to 12/31/2003...............................    0.342550     0.423547       163,890
 01/01/2004 to 12/31/2004...............................    0.423547     0.436039       176,456
 01/01/2005 to 04/30/2005...............................    0.436039     0.401009             0
Lazard Mid Cap Sub-Account
 05/01/2002 to 12/31/2002...............................    1.138107     0.963637         4,819
 01/01/2003 to 12/31/2003...............................    0.963637     1.195970         9,739
 01/01/2004 to 12/31/2004...............................    1.195970     1.345769        16,267
 01/01/2005 to 12/31/2005...............................    1.345769     1.430490        18,719
 01/01/2006 to 12/31/2006...............................    1.430490     1.613643        12,771
 01/01/2007 to 12/31/2007...............................    1.613643     1.544077        12,007
 01/01/2008 to 12/31/2008...............................    1.544077     0.937040         9,801
 01/01/2009 to 12/31/2009...............................    0.937040     1.260539         8,738
 01/01/2010 to 12/31/2010...............................    1.260539     1.523360         5,913
 01/01/2011 to 12/31/2011...............................    1.523360     1.419418         5,037

                                                                           1.65% VARIABLE ACCOUNT CHARGE
                                                                    --------------------------------------------
                                                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                                                     UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                    AT BEGINNING    AT END    OUTSTANDING AT END
                                                                     OF PERIOD    OF PERIOD       OF PERIOD
                                                                    ------------ ------------ ------------------
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Partners Aggressive Growth
  Sub-Account/(5)(13)/)
 07/02/2001 to 12/31/2001..........................................   0.951325     0.773392              0
 01/01/2002 to 12/31/2002..........................................   0.773392     0.526268         18,358
 01/01/2003 to 12/31/2003..........................................   0.526268     0.672453         86,569
 01/01/2004 to 12/31/2004..........................................   0.672453     0.717248         92,804
 01/01/2005 to 12/31/2005..........................................   0.717248     0.801329         90,456
 01/01/2006 to 12/31/2006..........................................   0.801329     0.774548         86,454
 01/01/2007 to 12/31/2007..........................................   0.774548     0.779073         98,686
 01/01/2008 to 12/31/2008..........................................   0.779073     0.467032         96,469
 01/01/2009 to 12/31/2009..........................................   0.467032     0.610811         94,608
 01/01/2010 to 12/31/2010..........................................   0.610811     0.743738         88,635
 01/01/2011 to 12/31/2011..........................................   0.743738     0.755350              0
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Value Equity Sub-Account (Class B)/(16)/)
 05/01/2006 to 12/31/2006..........................................   9.191963     9.838223              0
 01/01/2007 to 12/31/2007..........................................   9.838223     9.104783              0
 01/01/2008 to 12/31/2008..........................................   9.104783     4.064210              0
 01/01/2009 to 12/31/2009..........................................   4.064210     5.515625              0
 01/01/2010 to 12/31/2010..........................................   5.515625     5.823349              0
 01/01/2011 to 04/29/2011..........................................   5.823349     6.186981              0
Legg Mason ClearBridge Aggressive Growth Sub-Account
  (Class E)
 05/02/2011 to 12/31/2011..........................................   0.625374     0.566338        203,909
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
  (previously Legg Mason Value Equity Sub-Account (Class E)/(17)/)
 05/01/2006 to 12/31/2006..........................................   0.926793     0.992331        119,055
 01/01/2007 to 12/31/2007..........................................   0.992331     0.919280        113,223
 01/01/2008 to 12/31/2008..........................................   0.919280     0.410701        157,196
 01/01/2009 to 12/31/2009..........................................   0.410701     0.557339        125,162
 01/01/2010 to 12/31/2010..........................................   0.557339     0.588651        115,927
 01/01/2011 to 04/29/2011..........................................   0.588651     0.625459              0
Loomis Sayles Small Cap Core Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004..........................................   2.283966     2.583719              0
 01/01/2005 to 12/31/2005..........................................   2.583719     2.711245              0
 01/01/2006 to 12/31/2006..........................................   2.711245     3.104239              0
 01/01/2007 to 12/31/2007..........................................   3.104239     3.408102              0
 01/01/2008 to 12/31/2008..........................................   3.408102     2.143457              0
 01/01/2009 to 12/31/2009..........................................   2.143457     2.739360              0
 01/01/2010 to 12/31/2010..........................................   2.739360     3.427737              0
 01/01/2011 to 12/31/2011..........................................   3.427737     3.383177              0
Loomis Sayles Small Cap Core Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001..........................................   2.332325     2.204253              0
 01/01/2002 to 12/31/2002..........................................   2.204253     1.698905         16,519
 01/01/2003 to 12/31/2003..........................................   1.698905     2.277426         24,524
 01/01/2004 to 12/31/2004..........................................   2.277426     2.603083         40,810
 01/01/2005 to 12/31/2005..........................................   2.603083     2.733992         40,614
 01/01/2006 to 12/31/2006..........................................   2.733992     3.133287         29,035
 01/01/2007 to 12/31/2007..........................................   3.133287     3.443258         21,570
 01/01/2008 to 12/31/2008..........................................   3.443258     2.167747         19,570
 01/01/2009 to 12/31/2009..........................................   2.167747     2.773043         11,976
 01/01/2010 to 12/31/2010..........................................   2.773043     3.473443         11,796
 01/01/2011 to 12/31/2011..........................................   3.473443     3.431766          5,976

                                                             1.65% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Loomis Sayles Small Cap Growth Sub-Account
 07/02/2001 to 12/31/2001............................   0.953317     0.878248          3,957
 01/01/2002 to 12/31/2002............................   0.878248     0.621612         15,577
 01/01/2003 to 12/31/2003............................   0.621612     0.884177         40,247
 01/01/2004 to 12/31/2004............................   0.884177     0.966616         27,867
 01/01/2005 to 12/31/2005............................   0.966616     0.992595         26,511
 01/01/2006 to 12/31/2006............................   0.992595     1.071298         28,345
 01/01/2007 to 12/31/2007............................   1.071298     1.099137         27,781
 01/01/2008 to 12/31/2008............................   1.099137     0.634494         26,776
 01/01/2009 to 12/31/2009............................   0.634494     0.809322         25,545
 01/01/2010 to 12/31/2010............................   0.809322     1.045639         22,850
 01/01/2011 to 12/31/2011............................   1.045639     1.056798         21,968
Lord Abbett Bond Debenture Sub-Account
 07/02/2001 to 12/31/2001............................   1.345666     1.351537          7,688
 01/01/2002 to 12/31/2002............................   1.351537     1.321798         46,992
 01/01/2003 to 12/31/2003............................   1.321798     1.549270         62,320
 01/01/2004 to 12/31/2004............................   1.549270     1.648300         34,421
 01/01/2005 to 12/31/2005............................   1.648300     1.645613         34,090
 01/01/2006 to 12/31/2006............................   1.645613     1.766835         36,413
 01/01/2007 to 12/31/2007............................   1.766835     1.851593         35,041
 01/01/2008 to 12/31/2008............................   1.851593     1.482402         24,453
 01/01/2009 to 12/31/2009............................   1.482402     1.994354         12,381
 01/01/2010 to 12/31/2010............................   1.994354     2.216080          8,308
 01/01/2011 to 12/31/2011............................   2.216080     2.277099          8,990
Met/Artisan Mid Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   2.930429     3.174657              0
 01/01/2005 to 12/31/2005............................   3.174657     3.426006              0
 01/01/2006 to 12/31/2006............................   3.426006     3.780344              0
 01/01/2007 to 12/31/2007............................   3.780344     3.455079              0
 01/01/2008 to 12/31/2008............................   3.455079     1.830566              0
 01/01/2009 to 12/31/2009............................   1.830566     2.542426              0
 01/01/2010 to 12/31/2010............................   2.542426     2.869967              0
 01/01/2011 to 12/31/2011............................   2.869967     3.006328              0
Met/Artisan Mid Cap Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   2.457558     2.571594         31,498
 01/01/2002 to 12/31/2002............................   2.571594     2.302203        156,026
 01/01/2003 to 12/31/2003............................   2.302203     2.999406        238,717
 01/01/2004 to 12/31/2004............................   2.999406     3.238478        184,359
 01/01/2005 to 12/31/2005............................   3.238478     3.498242        171,841
 01/01/2006 to 12/31/2006............................   3.498242     3.863925        136,348
 01/01/2007 to 12/31/2007............................   3.863925     3.534994        125,242
 01/01/2008 to 12/31/2008............................   3.534994     1.874766        131,009
 01/01/2009 to 12/31/2009............................   1.874766     2.606355        125,923
 01/01/2010 to 12/31/2010............................   2.606355     2.945019        120,193
 01/01/2011 to 12/31/2011............................   2.945019     3.088061        102,884
Met/Franklin Income Sub-Account
 04/28/2008 to 12/31/2008............................   9.998192     7.972645              0
 01/01/2009 to 12/31/2009............................   7.972645    10.024549              0
 01/01/2010 to 12/31/2010............................  10.024549    11.026118            308
 01/01/2011 to 12/31/2011............................  11.026118    11.077537              0
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011............................   9.987741     9.750493              0

                                                                       1.65% VARIABLE ACCOUNT CHARGE
                                                                --------------------------------------------
                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                AT BEGINNING    AT END    OUTSTANDING AT END
                                                                 OF PERIOD    OF PERIOD       OF PERIOD
                                                                ------------ ------------ ------------------
Met/Franklin Mutual Shares Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998192     6.588767              0
 01/01/2009 to 12/31/2009......................................   6.588767     8.093684              0
 01/01/2010 to 12/31/2010......................................   8.093684     8.838888            384
 01/01/2011 to 12/31/2011......................................   8.838888     8.646988              0
Met/Franklin Templeton Founding Strategy Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998192     7.021527              0
 01/01/2009 to 12/31/2009......................................   7.021527     8.878574              0
 01/01/2010 to 12/31/2010......................................   8.878574     9.610672              0
 01/01/2011 to 12/31/2011......................................   9.610672     9.287285              0
Met/Templeton Growth Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998192     6.557963              0
 01/01/2009 to 12/31/2009......................................   6.557963     8.554902              0
 01/01/2010 to 12/31/2010......................................   8.554902     9.059448              0
 01/01/2011 to 12/31/2011......................................   9.059448     8.296852              0
MetLife Aggressive Strategy Sub-Account
 05/02/2011 to 12/31/2011......................................  11.979340    10.242339              0
MetLife Aggressive Strategy Sub-Account
  (previously MetLife Aggressive Allocation Sub-Account/(18)/)
 05/01/2005 to 12/31/2005......................................   9.998644    11.131896              0
 01/01/2006 to 12/31/2006......................................  11.131896    12.664905              0
 01/01/2007 to 12/31/2007......................................  12.664905    12.863730              0
 01/01/2008 to 12/31/2008......................................  12.863730     7.534668              0
 01/01/2009 to 12/31/2009......................................   7.534668     9.745166              0
 01/01/2010 to 12/31/2010......................................   9.745166    11.089854              0
 01/01/2011 to 04/29/2011......................................  11.089854    12.015529              0
MetLife Conservative Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998644    10.282473              0
 01/01/2006 to 12/31/2006......................................  10.282473    10.811658              0
 01/01/2007 to 12/31/2007......................................  10.811658    11.226218              0
 01/01/2008 to 12/31/2008......................................  11.226218     9.453307              0
 01/01/2009 to 12/31/2009......................................   9.453307    11.207209              0
 01/01/2010 to 12/31/2010......................................  11.207209    12.131964              0
 01/01/2011 to 12/31/2011......................................  12.131964    12.322005              0
MetLife Conservative to Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998644    10.500037              0
 01/01/2006 to 12/31/2006......................................  10.500037    11.301870              0
 01/01/2007 to 12/31/2007......................................  11.301870    11.650747              0
 01/01/2008 to 12/31/2008......................................  11.650747     8.984720              0
 01/01/2009 to 12/31/2009......................................   8.984720    10.930210              0
 01/01/2010 to 12/31/2010......................................  10.930210    11.990660              0
 01/01/2011 to 12/31/2011......................................  11.990660    11.918577              0
MetLife Mid Cap Stock Index Sub-Account
 07/02/2001 to 12/31/2001......................................   1.048363     1.025998          2,149
 01/01/2002 to 12/31/2002......................................   1.025998     0.856725         93,784
 01/01/2003 to 12/31/2003......................................   0.856725     1.133868         95,934
 01/01/2004 to 12/31/2004......................................   1.133868     1.290588        103,332
 01/01/2005 to 12/31/2005......................................   1.290588     1.422138        104,143
 01/01/2006 to 12/31/2006......................................   1.422138     1.536383         94,546
 01/01/2007 to 12/31/2007......................................   1.536383     1.624692         54,521
 01/01/2008 to 12/31/2008......................................   1.624692     1.016677         51,792
 01/01/2009 to 12/31/2009......................................   1.016677     1.367812         50,589
 01/01/2010 to 12/31/2010......................................   1.367812     1.695193         45,724
 01/01/2011 to 12/31/2011......................................   1.695193     1.631032         23,004

                                                              1.65% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
MetLife Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998644    10.730452              0
 01/01/2006 to 12/31/2006.............................  10.730452    11.804992              0
 01/01/2007 to 12/31/2007.............................  11.804992    12.115408              0
 01/01/2008 to 12/31/2008.............................  12.115408     8.504432          3,590
 01/01/2009 to 12/31/2009.............................   8.504432    10.584610          3,549
 01/01/2010 to 12/31/2010.............................  10.584610    11.782787          3,522
 01/01/2011 to 12/31/2011.............................  11.782787    11.431711          3,496
MetLife Moderate to Aggressive Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998644    10.955933         22,845
 01/01/2006 to 12/31/2006.............................  10.955933    12.309219         22,845
 01/01/2007 to 12/31/2007.............................  12.309219    12.572809         29,720
 01/01/2008 to 12/31/2008.............................  12.572809     8.023765         29,472
 01/01/2009 to 12/31/2009.............................   8.023765    10.188689         25,591
 01/01/2010 to 12/31/2010.............................  10.188689    11.495202          2,621
 01/01/2011 to 12/31/2011.............................  11.495202    10.880944          1,895
MetLife Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   3.681859     3.406642         16,625
 01/01/2002 to 12/31/2002.............................   3.406642     2.596339        150,802
 01/01/2003 to 12/31/2003.............................   2.596339     3.265700        171,989
 01/01/2004 to 12/31/2004.............................   3.265700     3.542295        139,343
 01/01/2005 to 12/31/2005.............................   3.542295     3.636962         84,907
 01/01/2006 to 12/31/2006.............................   3.636962     4.120905         68,059
 01/01/2007 to 12/31/2007.............................   4.120905     4.254739         27,028
 01/01/2008 to 12/31/2008.............................   4.254739     2.625594         25,553
 01/01/2009 to 12/31/2009.............................   2.625594     3.252059         20,566
 01/01/2010 to 12/31/2010.............................   3.252059     3.662398         20,149
 01/01/2011 to 12/31/2011.............................   3.662398     3.661499         17,605
MFS(R) Investors Trust Sub-Account (Class B)/(11)/
 05/01/2004 to 12/31/2004.............................   7.594584     8.404935              0
 01/01/2005 to 12/31/2005.............................   8.404935     8.838400              0
 01/01/2006 to 04/30/2006.............................   8.838400     9.229899              0
MFS(R) Investors Trust Sub-Account (Class E)/(11)/
 07/02/2001 to 12/31/2001.............................   0.889943     0.823998         57,606
 01/01/2002 to 12/31/2002.............................   0.823998     0.646450         78,777
 01/01/2003 to 12/31/2003.............................   0.646450     0.772590         90,032
 01/01/2004 to 12/31/2004.............................   0.772590     0.845617        143,035
 01/01/2005 to 12/31/2005.............................   0.845617     0.890991        144,960
 01/01/2006 to 04/30/2006.............................   0.890991     0.930761              0
MFS(R) Investors Trust Sub-Account/(2)(11)/
  (previously MFS(R) Research Managers Sub-Account)
 07/02/2001 to 12/31/2001.............................   0.970890     0.870215              0
 01/01/2002 to 12/31/2002.............................   0.870215     0.648769            103
 01/01/2003 to 12/31/2003.............................   0.648769     0.790788              0
 01/01/2004 to 04/30/2004.............................   0.790788     0.804442              0

                                                  1.65% VARIABLE ACCOUNT CHARGE
                                           --------------------------------------------
                                           ACCUMULATION ACCUMULATION     NUMBER OF
                                            UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                           AT BEGINNING    AT END    OUTSTANDING AT END
                                            OF PERIOD    OF PERIOD       OF PERIOD
                                           ------------ ------------ ------------------
MFS(R) Research International Sub-Account
 07/02/2001 to 12/31/2001.................   0.925713     0.845964               0
 01/01/2002 to 12/31/2002.................   0.845964     0.733917           9,503
 01/01/2003 to 12/31/2003.................   0.733917     0.953240          31,304
 01/01/2004 to 12/31/2004.................   0.953240     1.120997          45,583
 01/01/2005 to 12/31/2005.................   1.120997     1.283794          46,325
 01/01/2006 to 12/31/2006.................   1.283794     1.598301          45,107
 01/01/2007 to 12/31/2007.................   1.598301     1.780944          49,356
 01/01/2008 to 12/31/2008.................   1.780944     1.009587          44,798
 01/01/2009 to 12/31/2009.................   1.009587     1.306536          37,816
 01/01/2010 to 12/31/2010.................   1.306536     1.431737          30,525
 01/01/2011 to 12/31/2011.................   1.431737     1.257456          26,789
MFS(R) Total Return Sub-Account
 05/01/2004 to 12/31/2004.................   3.523405     3.824817       1,535,576
 01/01/2005 to 12/31/2005.................   3.824817     3.869659           5,699
 01/01/2006 to 12/31/2006.................   3.869659     4.260751           5,502
 01/01/2007 to 12/31/2007.................   4.260751     4.363207           5,518
 01/01/2008 to 12/31/2008.................   4.363207     3.332500           4,146
 01/01/2009 to 12/31/2009.................   3.332500     3.877957           4,367
 01/01/2010 to 12/31/2010.................   3.877957     4.188266           4,020
 01/01/2011 to 12/31/2011.................   4.188266     4.208818           3,786
MFS(R) Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.................   1.196920     1.289501               0
 01/01/2005 to 12/31/2005.................   1.289501     1.247524               0
 01/01/2006 to 12/31/2006.................   1.247524     1.446067               0
 01/01/2007 to 12/31/2007.................   1.446067     1.365011               0
 01/01/2008 to 12/31/2008.................   1.365011     0.890100               0
 01/01/2009 to 12/31/2009.................   0.890100     1.055760               0
 01/01/2010 to 12/31/2010.................   1.055760     1.154588               0
 01/01/2011 to 12/31/2011.................   1.154588     1.142989               0
MFS(R) Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002.................   1.173793     0.961149          24,807
 01/01/2003 to 12/31/2003.................   0.961149     1.185006          48,802
 01/01/2004 to 12/31/2004.................   1.185006     1.297165          67,648
 01/01/2005 to 12/31/2005.................   1.297165     1.256314          72,497
 01/01/2006 to 12/31/2006.................   1.256314     1.457427          63,772
 01/01/2007 to 12/31/2007.................   1.457427     1.377132          64,922
 01/01/2008 to 12/31/2008.................   1.377132     0.899252          20,641
 01/01/2009 to 12/31/2009.................   0.899252     1.067375          18,415
 01/01/2010 to 12/31/2010.................   1.067375     1.168068           4,634
 01/01/2011 to 12/31/2011.................   1.168068     1.158251           4,597
MFS(R) Total Return Sub-Account/(1)/
  (previously Balanced Sub-Account)
 07/02/2001 to 12/31/2001.................   1.474369     1.446003             820
 01/01/2002 to 12/31/2002.................   1.446003     1.227129          94,937
 01/01/2003 to 12/31/2003.................   1.227129     1.444011         146,261
 01/01/2004 to 04/30/2004.................   1.444011     1.430226         146,763

                                                                      1.65% VARIABLE ACCOUNT CHARGE
                                                               --------------------------------------------
                                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                                UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                               AT BEGINNING    AT END    OUTSTANDING AT END
                                                                OF PERIOD    OF PERIOD       OF PERIOD
                                                               ------------ ------------ ------------------
Morgan Stanley EAFE(R) Index Sub-Account
 07/02/2001 to 12/31/2001.....................................   0.938381     0.844829              0
 01/01/2002 to 12/31/2002.....................................   0.844829     0.691710         16,339
 01/01/2003 to 12/31/2003.....................................   0.691710     0.933511         15,921
 01/01/2004 to 12/31/2004.....................................   0.933511     1.095151         15,814
 01/01/2005 to 12/31/2005.....................................   1.095151     1.216596         15,805
 01/01/2006 to 12/31/2006.....................................   1.216596     1.501268         15,795
 01/01/2007 to 12/31/2007.....................................   1.501268     1.631910         15,785
 01/01/2008 to 12/31/2008.....................................   1.631910     0.927760         10,674
 01/01/2009 to 12/31/2009.....................................   0.927760     1.170728         10,661
 01/01/2010 to 12/31/2010.....................................   1.170728     1.242705          7,646
 01/01/2011 to 12/31/2011.....................................   1.242705     1.067779              0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010.....................................   1.245702     1.444381         28,930
 01/01/2011 to 12/31/2011.....................................   1.444381     1.322444         28,761
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account/(4)/)
 05/01/2002 to 12/31/2002.....................................   1.000000     0.809007            100
 01/01/2003 to 12/31/2003.....................................   0.809007     1.130701         14,525
 01/01/2004 to 04/30/2004.....................................   1.130701     1.119545         19,127
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account/(3)/))
 07/02/2001 to 12/31/2001.....................................   1.858690     1.530039          1,405
 01/01/2002 to 12/31/2002.....................................   1.530039     1.065914          7,970
 01/01/2003 to 12/31/2003.....................................   1.065914     1.407866         23,468
 01/01/2004 to 12/31/2004.....................................   1.407866     1.617785         35,940
 01/01/2005 to 12/31/2005.....................................   1.617785     1.697422         35,780
 01/01/2006 to 12/31/2006.....................................   1.697422     1.862710         35,608
 01/01/2007 to 12/31/2007.....................................   1.862710     1.980657         34,423
 01/01/2008 to 12/31/2008.....................................   1.980657     0.868232         47,497
 01/01/2009 to 12/31/2009.....................................   0.868232     1.140398         43,972
 01/01/2010 to 04/30/2010.....................................   1.140398     1.233246              0
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class B)/(8)(15)/)
 05/01/2004 to 12/31/2004.....................................   1.595779     1.792329              0
 01/01/2005 to 12/31/2005.....................................   1.792329     1.832015              0
 01/01/2006 to 12/31/2006.....................................   1.832015     2.098430              0
 01/01/2007 to 12/31/2007.....................................   2.098430     1.987711              0
 01/01/2008 to 12/31/2008.....................................   1.987711     1.201284              0
 01/01/2009 to 12/31/2009.....................................   1.201284     1.333275              0
 01/01/2010 to 12/31/2010.....................................   1.333275     1.591359              0
 01/01/2011 to 12/31/2011.....................................   1.591359     1.651570              0

                                                            1.65% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class E)/(9)(15)/)
 07/02/2001 to 12/31/2001...........................   1.425210     1.392813         12,728
 01/01/2002 to 12/31/2002...........................   1.392813     1.075639        182,103
 01/01/2003 to 12/31/2003...........................   1.075639     1.586156        285,879
 01/01/2004 to 12/31/2004...........................   1.586156     1.796754        245,211
 01/01/2005 to 12/31/2005...........................   1.796754     1.837361        234,820
 01/01/2006 to 12/31/2006...........................   1.837361     2.108152        177,780
 01/01/2007 to 12/31/2007...........................   2.108152     1.999292        178,245
 01/01/2008 to 12/31/2008...........................   1.999292     1.209354        131,588
 01/01/2009 to 12/31/2009...........................   1.209354     1.343266        126,820
 01/01/2010 to 12/31/2010...........................   1.343266     1.604745        106,049
 01/01/2011 to 12/31/2011...........................   1.604745     1.666280         92,156
Neuberger Berman Mid Cap Value Sub-Account
 07/02/2001 to 12/31/2001...........................   1.540666     1.489023              0
 01/01/2002 to 12/31/2002...........................   1.489023     1.319459         31,442
 01/01/2003 to 12/31/2003...........................   1.319459     1.767245         37,898
 01/01/2004 to 12/31/2004...........................   1.767245     2.132160        112,267
 01/01/2005 to 12/31/2005...........................   2.132160     2.347537         66,055
 01/01/2006 to 12/31/2006...........................   2.347537     2.567799         41,494
 01/01/2007 to 12/31/2007...........................   2.567799     2.606135         44,278
 01/01/2008 to 12/31/2008...........................   2.606135     1.346330         48,923
 01/01/2009 to 12/31/2009...........................   1.346330     1.956540         39,061
 01/01/2010 to 12/31/2010...........................   1.956540     2.425880         34,752
 01/01/2011 to 12/31/2011...........................   2.425880     2.226997         25,547
Oppenheimer Capital Appreciation Sub-Account
 05/01/2005 to 12/31/2005...........................   7.864311     8.525051              0
 01/01/2006 to 12/31/2006...........................   8.525051     9.024577              0
 01/01/2007 to 12/31/2007...........................   9.024577    10.144425             85
 01/01/2008 to 12/31/2008...........................  10.144425     5.393995             85
 01/01/2009 to 12/31/2009...........................   5.393995     7.624471             84
 01/01/2010 to 12/31/2010...........................   7.624471     8.204484              0
 01/01/2011 to 12/31/2011...........................   8.204484     7.959073              0
Oppenheimer Global Equity Sub-Account
 05/01/2004 to 12/31/2004...........................  12.526193    14.425411             48
 01/01/2005 to 12/31/2005...........................  14.425411    16.457492          1,055
 01/01/2006 to 12/31/2006...........................  16.457492    18.836003          2,298
 01/01/2007 to 12/31/2007...........................  18.836003    19.686179          1,089
 01/01/2008 to 12/31/2008...........................  19.686179    11.509665            813
 01/01/2009 to 12/31/2009...........................  11.509665    15.827360            810
 01/01/2010 to 12/31/2010...........................  15.827360    18.048102          1,390
 01/01/2011 to 12/31/2011...........................  18.048102    16.261067            935
PIMCO Inflation Protected Bond Sub-Account
 05/01/2006 to 12/31/2006...........................  10.913238    11.001653              0
 01/01/2007 to 12/31/2007...........................  11.001653    11.989085              0
 01/01/2008 to 12/31/2008...........................  11.989085    10.979944            950
 01/01/2009 to 12/31/2009...........................  10.979944    12.749617          4,113
 01/01/2010 to 12/31/2010...........................  12.749617    13.514332          4,038
 01/01/2011 to 12/31/2011...........................  13.514332    14.774824          3,306

                                               1.65% VARIABLE ACCOUNT CHARGE
                                        --------------------------------------------
                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                         OF PERIOD    OF PERIOD       OF PERIOD
                                        ------------ ------------ ------------------
PIMCO Total Return Sub-Account
 07/02/2001 to 12/31/2001..............   1.006610     1.051401        105,424
 01/01/2002 to 12/31/2002..............   1.051401     1.130316        487,947
 01/01/2003 to 12/31/2003..............   1.130316     1.159692        689,390
 01/01/2004 to 12/31/2004..............   1.159692     1.197478        623,300
 01/01/2005 to 12/31/2005..............   1.197478     1.204410        602,519
 01/01/2006 to 12/31/2006..............   1.204410     1.238278        576,506
 01/01/2007 to 12/31/2007..............   1.238278     1.310037        565,809
 01/01/2008 to 12/31/2008..............   1.310037     1.293823        573,833
 01/01/2009 to 12/31/2009..............   1.293823     1.502099        422,302
 01/01/2010 to 12/31/2010..............   1.502099     1.598243        534,336
 01/01/2011 to 12/31/2011..............   1.598243     1.621989        479,917
RCM Technology Sub-Account
 07/02/2001 to 12/31/2001..............   0.757161     0.608044              0
 01/01/2002 to 12/31/2002..............   0.608044     0.294674            132
 01/01/2003 to 12/31/2003..............   0.294674     0.456720         54,480
 01/01/2004 to 12/31/2004..............   0.456720     0.429854         21,837
 01/01/2005 to 12/31/2005..............   0.429854     0.469418              0
 01/01/2006 to 12/31/2006..............   0.469418     0.486444              0
 01/01/2007 to 12/31/2007..............   0.486444     0.629269         24,634
 01/01/2008 to 12/31/2008..............   0.629269     0.343805         24,634
 01/01/2009 to 12/31/2009..............   0.343805     0.537623         24,634
 01/01/2010 to 12/31/2010..............   0.537623     0.675266         24,634
 01/01/2011 to 12/31/2011..............   0.675266     0.598509         46,669
Russell 2000(R) Index Sub-Account
 07/02/2001 to 12/31/2001..............   1.210177     1.175227            607
 01/01/2002 to 12/31/2002..............   1.175227     0.917643        191,944
 01/01/2003 to 12/31/2003..............   0.917643     1.315268        248,722
 01/01/2004 to 12/31/2004..............   1.315268     1.518826        176,328
 01/01/2005 to 12/31/2005..............   1.518826     1.558291        169,296
 01/01/2006 to 12/31/2006..............   1.558291     1.802342        122,616
 01/01/2007 to 12/31/2007..............   1.802342     1.742469         64,365
 01/01/2008 to 12/31/2008..............   1.742469     1.136775         56,733
 01/01/2009 to 12/31/2009..............   1.136775     1.405102         57,081
 01/01/2010 to 12/31/2010..............   1.405102     1.749469         52,804
 01/01/2011 to 12/31/2011..............   1.749469     1.647120         47,844
SSgA Growth and Income ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.498151    11.126248              0
 01/01/2007 to 12/31/2007..............  11.126248    11.534018              0
 01/01/2008 to 12/31/2008..............  11.534018     8.501714              0
 01/01/2009 to 12/31/2009..............   8.501714    10.443805              0
 01/01/2010 to 12/31/2010..............  10.443805    11.530272              0
 01/01/2011 to 12/31/2011..............  11.530272    11.462321              0
SSgA Growth ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.688748    11.380262              0
 01/01/2007 to 12/31/2007..............  11.380262    11.821958              0
 01/01/2008 to 12/31/2008..............  11.821958     7.794369              0
 01/01/2009 to 12/31/2009..............   7.794369     9.897797              0
 01/01/2010 to 12/31/2010..............   9.897797    11.113919              0
 01/01/2011 to 12/31/2011..............  11.113919    10.699652              0

                                                              1.65% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
T. Rowe Price Large Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.101485     1.191612            509
 01/01/2005 to 12/31/2005.............................   1.191612     1.246336            508
 01/01/2006 to 12/31/2006.............................   1.246336     1.383930              0
 01/01/2007 to 12/31/2007.............................   1.383930     1.485729              0
 01/01/2008 to 12/31/2008.............................   1.485729     0.847537              0
 01/01/2009 to 12/31/2009.............................   0.847537     1.192454              0
 01/01/2010 to 12/31/2010.............................   1.192454     1.369346              0
 01/01/2011 to 12/31/2011.............................   1.369346     1.328997              0
T. Rowe Price Mid Cap Growth Sub-Account
 07/02/2001 to 12/31/2001.............................   0.930056     0.821903              0
 01/01/2002 to 12/31/2002.............................   0.821903     0.452422          3,510
 01/01/2003 to 12/31/2003.............................   0.452422     0.608080         14,309
 01/01/2004 to 12/31/2004.............................   0.608080     0.704709         32,581
 01/01/2005 to 12/31/2005.............................   0.704709     0.794604         32,961
 01/01/2006 to 12/31/2006.............................   0.794604     0.829816         29,435
 01/01/2007 to 12/31/2007.............................   0.829816     0.960119         27,451
 01/01/2008 to 12/31/2008.............................   0.960119     0.568979         12,926
 01/01/2009 to 12/31/2009.............................   0.568979     0.814162          7,336
 01/01/2010 to 12/31/2010.............................   0.814162     1.022549          2,692
 01/01/2011 to 12/31/2011.............................   1.022549     0.989276          5,810
T. Rowe Price Small Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.216138     1.294395              0
 01/01/2005 to 12/31/2005.............................   1.294395     1.409709              0
 01/01/2006 to 12/31/2006.............................   1.409709     1.437014          4,556
 01/01/2007 to 12/31/2007.............................   1.437014     1.548107          4,542
 01/01/2008 to 12/31/2008.............................   1.548107     0.969677              0
 01/01/2009 to 12/31/2009.............................   0.969677     1.322313              0
 01/01/2010 to 12/31/2010.............................   1.322313     1.751545              0
 01/01/2011 to 12/31/2011.............................   1.751545     1.747873              0
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.............................   1.821919     1.928279              0
 01/01/2005 to 12/31/2005.............................   1.928279     1.945400              0
 01/01/2006 to 12/31/2006.............................   1.945400     2.005988              0
 01/01/2007 to 12/31/2007.............................   2.005988     2.046064              0
 01/01/2008 to 12/31/2008.............................   2.046064     1.706125              0
 01/01/2009 to 12/31/2009.............................   1.706125     2.213448              0
 01/01/2010 to 12/31/2010.............................   2.213448     2.448417              0
 01/01/2011 to 12/31/2011.............................   2.448417     2.548989              0
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001.............................   1.527141     1.560528          7,228
 01/01/2002 to 12/31/2002.............................   1.560528     1.678715         88,719
 01/01/2003 to 12/31/2003.............................   1.678715     1.857591        146,249
 01/01/2004 to 12/31/2004.............................   1.857591     1.945452         68,056
 01/01/2005 to 12/31/2005.............................   1.945452     1.964840         60,522
 01/01/2006 to 12/31/2006.............................   1.964840     2.026606         62,667
 01/01/2007 to 12/31/2007.............................   2.026606     2.070773         67,132
 01/01/2008 to 12/31/2008.............................   2.070773     1.728951         47,555
 01/01/2009 to 12/31/2009.............................   1.728951     2.244478         60,179
 01/01/2010 to 12/31/2010.............................   2.244478     2.486454         55,509
 01/01/2011 to 12/31/2011.............................   2.486454     2.590799         47,615

                                                               1.65% VARIABLE ACCOUNT CHARGE
                                                        --------------------------------------------
                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                                         OF PERIOD    OF PERIOD       OF PERIOD
                                                        ------------ ------------ ------------------
Western Asset Management U.S. Government Sub-Account
  (Class B)/(8)/
 05/01/2004 to 12/31/2004..............................   1.505901     1.539252              0
 01/01/2005 to 12/31/2005..............................   1.539252     1.535190              0
 01/01/2006 to 12/31/2006..............................   1.535190     1.569254              0
 01/01/2007 to 12/31/2007..............................   1.569254     1.605691              0
 01/01/2008 to 12/31/2008..............................   1.605691     1.570939              0
 01/01/2009 to 12/31/2009..............................   1.570939     1.608282              0
 01/01/2010 to 12/31/2010..............................   1.608282     1.668856              0
 01/01/2011 to 12/31/2011..............................   1.668856     1.728060              0
Western Asset Management U.S. Government Sub-Account
  (Class E)/(9)/
 07/02/2001 to 12/31/2001..............................   1.410730     1.451306         13,733
 01/01/2002 to 12/31/2002..............................   1.451306     1.536391        181,818
 01/01/2003 to 12/31/2003..............................   1.536391     1.534644        217,461
 01/01/2004 to 12/31/2004..............................   1.534644     1.551808        126,292
 01/01/2005 to 12/31/2005..............................   1.551808     1.550594        124,201
 01/01/2006 to 12/31/2006..............................   1.550594     1.585917        122,798
 01/01/2007 to 12/31/2007..............................   1.585917     1.624286        130,170
 01/01/2008 to 12/31/2008..............................   1.624286     1.590795         80,134
 01/01/2009 to 12/31/2009..............................   1.590795     1.630260         66,342
 01/01/2010 to 12/31/2010..............................   1.630260     1.694522         54,234
 01/01/2011 to 12/31/2011..............................   1.694522     1.754907         50,715
American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006..............................  14.172672    14.827492            176
 01/01/2007 to 12/31/2007..............................  14.827492    15.031146            481
 01/01/2008 to 12/31/2008..............................  15.031146    13.368815          1,236
 01/01/2009 to 12/31/2009..............................  13.368815    14.770772          1,188
 01/01/2010 to 12/31/2010..............................  14.770772    15.426810            779
 01/01/2011 to 12/31/2011..............................  15.426810    16.061155              0
American Funds Global Small Capitalization Sub-Account
 07/02/2001 to 12/31/2001..............................   1.444756     1.330307            535
 01/01/2002 to 12/31/2002..............................   1.330307     1.056569         20,279
 01/01/2003 to 12/31/2003..............................   1.056569     1.591643         54,101
 01/01/2004 to 12/31/2004..............................   1.591643     1.887702         75,489
 01/01/2005 to 12/31/2005..............................   1.887702     2.321874        148,349
 01/01/2006 to 12/31/2006..............................   2.321874     2.826312         67,536
 01/01/2007 to 12/31/2007..............................   2.826312     3.367013        115,010
 01/01/2008 to 12/31/2008..............................   3.367013     1.535335         64,492
 01/01/2009 to 12/31/2009..............................   1.535335     2.429854        124,588
 01/01/2010 to 12/31/2010..............................   2.429854     2.918554         52,502
 01/01/2011 to 12/31/2011..............................   2.918554     2.315456         44,683
American Funds Growth Sub-Account
 07/02/2001 to 12/31/2001..............................  11.902664    10.499323          3,986
 01/01/2002 to 12/31/2002..............................  10.499323     7.782270         45,138
 01/01/2003 to 12/31/2003..............................   7.782270    10.446540         56,743
 01/01/2004 to 12/31/2004..............................  10.446540    11.530293         54,195
 01/01/2005 to 12/31/2005..............................  11.530293    13.145857         45,865
 01/01/2006 to 12/31/2006..............................  13.145857    14.217079         39,487
 01/01/2007 to 12/31/2007..............................  14.217079    15.670441         30,888
 01/01/2008 to 12/31/2008..............................  15.670441     8.613957         29,842
 01/01/2009 to 12/31/2009..............................   8.613957    11.782885         25,019
 01/01/2010 to 12/31/2010..............................  11.782885    13.721041         19,997
 01/01/2011 to 12/31/2011..............................  13.721041    12.887495         18,240

                                                 1.65% VARIABLE ACCOUNT CHARGE
                                          --------------------------------------------
                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                           OF PERIOD    OF PERIOD       OF PERIOD
                                          ------------ ------------ ------------------
American Funds Growth-Income Sub-Account
 07/02/2001 to 12/31/2001................   8.065993     7.809391            117
 01/01/2002 to 12/31/2002................   7.809391     6.256713         66,264
 01/01/2003 to 12/31/2003................   6.256713     8.129742         81,136
 01/01/2004 to 12/31/2004................   8.129742     8.803852         63,638
 01/01/2005 to 12/31/2005................   8.803852     9.142449         59,996
 01/01/2006 to 12/31/2006................   9.142449    10.334707         56,255
 01/01/2007 to 12/31/2007................  10.334707    10.650459         47,058
 01/01/2008 to 12/31/2008................  10.650459     6.494275         45,006
 01/01/2009 to 12/31/2009................   6.494275     8.362750         34,153
 01/01/2010 to 12/31/2010................   8.362750     9.143067         33,746
 01/01/2011 to 12/31/2011................   9.143067     8.807157         29,223



                                                             1.70% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------

American Funds(R) Balanced Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.008137     6.997179               0
 01/01/2009 to 12/31/2009............................   6.997179     8.896655          47,199
 01/01/2010 to 12/31/2010............................   8.896655     9.810440          46,694
 01/01/2011 to 12/31/2011............................   9.810440     9.440218               0
American Funds(R) Growth Allocation Sub-Account
 04/28/2008 to 12/31/2008............................   9.998137     6.346661          13,284
 01/01/2009 to 12/31/2009............................   6.346661     8.363656          26,094
 01/01/2010 to 12/31/2010............................   8.363656     9.331438          29,348
 01/01/2011 to 12/31/2011............................   9.331438     8.740243          34,086
American Funds(R) Moderate Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.018136     7.669513           9,132
 01/01/2009 to 12/31/2009............................   7.669513     9.304391          33,977
 01/01/2010 to 12/31/2010............................   9.304391    10.053851          64,939
 01/01/2011 to 12/31/2011............................  10.053851     9.903644          43,789
Artio International Stock Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.136711     1.295929           3,588
 01/01/2005 to 12/31/2005............................   1.295929     1.498226          39,455
 01/01/2006 to 12/31/2006............................   1.498226     1.712075          48,111
 01/01/2007 to 12/31/2007............................   1.712075     1.852534          84,249
 01/01/2008 to 12/31/2008............................   1.852534     1.015475         128,630
 01/01/2009 to 12/31/2009............................   1.015475     1.216856         116,920
 01/01/2010 to 12/31/2010............................   1.216856     1.278438          87,193
 01/01/2011 to 12/31/2011............................   1.278438     1.003871          61,572
Artio International Stock Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.216918     1.110102          82,951
 01/01/2002 to 12/31/2002............................   1.110102     0.899044         955,576
 01/01/2003 to 12/31/2003............................   0.899044     1.130477       1,331,970
 01/01/2004 to 12/31/2004............................   1.130477     1.311588       1,176,505
 01/01/2005 to 12/31/2005............................   1.311588     1.519088       1,063,002
 01/01/2006 to 12/31/2006............................   1.519088     1.736403         910,660
 01/01/2007 to 12/31/2007............................   1.736403     1.881172         788,443
 01/01/2008 to 12/31/2008............................   1.881172     1.031918         787,515
 01/01/2009 to 12/31/2009............................   1.031918     1.237341         868,952
 01/01/2010 to 12/31/2010............................   1.237341     1.302106         742,933
 01/01/2011 to 12/31/2011............................   1.302106     1.024408         336,404

                                                          1.70% VARIABLE ACCOUNT CHARGE
                                                   --------------------------------------------
                                                   ACCUMULATION ACCUMULATION     NUMBER OF
                                                    UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                   AT BEGINNING    AT END    OUTSTANDING AT END
                                                    OF PERIOD    OF PERIOD       OF PERIOD
                                                   ------------ ------------ ------------------
Barclays Capital Aggregate Bond Index Sub-Account
 07/02/2001 to 12/31/2001.........................   1.088486     1.118152         274,931
 01/01/2002 to 12/31/2002.........................   1.118152     1.208601       1,449,415
 01/01/2003 to 12/31/2003.........................   1.208601     1.228394       1,978,940
 01/01/2004 to 12/31/2004.........................   1.228394     1.254055       1,819,977
 01/01/2005 to 12/31/2005.........................   1.254055     1.255819       1,813,763
 01/01/2006 to 12/31/2006.........................   1.255819     1.281786       1,481,343
 01/01/2007 to 12/31/2007.........................   1.281786     1.344000       1,397,263
 01/01/2008 to 12/31/2008.........................   1.344000     1.395685       1,213,347
 01/01/2009 to 12/31/2009.........................   1.395685     1.440490         981,155
 01/01/2010 to 12/31/2010.........................   1.440490     1.496841         689,830
 01/01/2011 to 12/31/2011.........................   1.496841     1.578858         258,478
BlackRock Aggressive Growth Sub-Account
 05/01/2004 to 12/31/2004.........................  31.991746    35.398525               0
 01/01/2005 to 12/31/2005.........................  35.398525    38.434373             187
 01/01/2006 to 12/31/2006.........................  38.434373    40.232191              38
 01/01/2007 to 12/31/2007.........................  40.232191    47.554063             824
 01/01/2008 to 12/31/2008.........................  47.554063    25.319476           2,396
 01/01/2009 to 12/31/2009.........................  25.319476    37.105374           2,558
 01/01/2010 to 12/31/2010.........................  37.105374    41.950169             835
 01/01/2011 to 12/31/2011.........................  41.950169    39.906203             335
BlackRock Bond Income Sub-Account
 07/02/2001 to 12/31/2001.........................   3.596523     3.720899         407,618
 01/01/2002 to 12/31/2002.........................   3.720899     3.956996       1,001,017
 01/01/2003 to 12/31/2003.........................   3.956996     4.107492       1,240,121
 01/01/2004 to 12/31/2004.........................   4.107492     4.206548       1,117,236
 01/01/2005 to 12/31/2005.........................   4.206548     4.224943         954,902
 01/01/2006 to 12/31/2006.........................   4.224943     4.325767         802,828
 01/01/2007 to 12/31/2007.........................   4.325767     4.508563         625,006
 01/01/2008 to 12/31/2008.........................   4.508563     4.269915         418,207
 01/01/2009 to 12/31/2009.........................   4.269915     4.583464         382,954
 01/01/2010 to 12/31/2010.........................   4.583464     4.869825         337,299
 01/01/2011 to 12/31/2011.........................   4.869825     5.089799          96,808
BlackRock Diversified Sub-Account
 05/01/2004 to 12/31/2004.........................  33.491638    36.063514             239
 01/01/2005 to 12/31/2005.........................  36.063514    36.456839             274
 01/01/2006 to 12/31/2006.........................  36.456839    39.516474           1,670
 01/01/2007 to 12/31/2007.........................  39.516474    41.028762           1,653
 01/01/2008 to 12/31/2008.........................  41.028762    30.265364           2,178
 01/01/2009 to 12/31/2009.........................  30.265364    34.813921           2,270
 01/01/2010 to 12/31/2010.........................  34.813921    37.415418           1,324
 01/01/2011 to 12/31/2011.........................  37.415418    38.106320             126
BlackRock Large Cap Core Sub-Account
 04/30/2007 to 12/31/2007.........................   7.270708     7.318365          63,416
 01/01/2008 to 12/31/2008.........................   7.318365     4.510433          45,231
 01/01/2009 to 12/31/2009.........................   4.510433     5.285657          58,757
 01/01/2010 to 12/31/2010.........................   5.285657     5.843831          39,428
 01/01/2011 to 12/31/2011.........................   5.843831     5.760186           7,403

                                                                     1.70% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Large Cap Sub-Account
  (previously BlackRock Large Cap Sub-Account/(12)/)
 07/02/2001 to 12/31/2001....................................   6.706564     6.116491         35,574
 01/01/2002 to 12/31/2002....................................   6.116491     4.432809        100,630
 01/01/2003 to 12/31/2003....................................   4.432809     5.661499        119,808
 01/01/2004 to 12/31/2004....................................   5.661499     6.155683        125,671
 01/01/2005 to 12/31/2005....................................   6.155683     6.252947        115,320
 01/01/2006 to 12/31/2006....................................   6.252947     6.998310         98,886
 01/01/2007 to 04/27/2007....................................   6.998310     7.332170              0
BlackRock Large Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   1.062708     1.170033         66,119
 01/01/2005 to 12/31/2005....................................   1.170033     1.214294        119,095
 01/01/2006 to 12/31/2006....................................   1.214294     1.422256        123,001
 01/01/2007 to 12/31/2007....................................   1.422256     1.441905        184,360
 01/01/2008 to 12/31/2008....................................   1.441905     0.919836        242,180
 01/01/2009 to 12/31/2009....................................   0.919836     1.004295        258,397
 01/01/2010 to 12/31/2010....................................   1.004295     1.075503        194,158
 01/01/2011 to 12/31/2011....................................   1.075503     1.079085        180,907
BlackRock Large Cap Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002....................................   1.000000     0.790820        121,578
 01/01/2003 to 12/31/2003....................................   0.790820     1.052822        199,452
 01/01/2004 to 12/31/2004....................................   1.052822     1.172910        296,236
 01/01/2005 to 12/31/2005....................................   1.172910     1.218820        284,167
 01/01/2006 to 12/31/2006....................................   1.218820     1.428459        436,332
 01/01/2007 to 12/31/2007....................................   1.428459     1.450198        481,099
 01/01/2008 to 12/31/2008....................................   1.450198     0.926134        494,505
 01/01/2009 to 12/31/2009....................................   0.926134     1.012288        319,122
 01/01/2010 to 12/31/2010....................................   1.012288     1.084831        242,723
 01/01/2011 to 12/31/2011....................................   1.084831     1.089272         98,725
BlackRock Legacy Large Cap Growth Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.254193     2.465109         24,164
 01/01/2005 to 12/31/2005....................................   2.465109     2.587356         28,810
 01/01/2006 to 12/31/2006....................................   2.587356     2.642696         36,050
 01/01/2007 to 12/31/2007....................................   2.642696     3.076771         59,409
 01/01/2008 to 12/31/2008....................................   3.076771     1.914892         89,570
 01/01/2009 to 12/31/2009....................................   1.914892     2.569866         94,299
 01/01/2010 to 12/31/2010....................................   2.569866     3.018476        107,278
 01/01/2011 to 12/31/2011....................................   3.018476     2.695991        103,942
BlackRock Legacy Large Cap Growth Sub-Account (Class B)
  (formerly FI Large Cap Sub-Account/(14)/)
 05/01/2006 to 12/31/2006....................................  16.602310    16.762118              0
 01/01/2007 to 12/31/2007....................................  16.762118    17.091465              0
 01/01/2008 to 12/31/2008....................................  17.091465     9.249594              0
 01/01/2009 to 05/01/2009....................................   9.249594     9.643160              0

                                                                     1.70% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Legacy Large Cap Growth Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.929810     2.672035         160,718
 01/01/2002 to 12/31/2002....................................   2.672035     1.753804         603,656
 01/01/2003 to 12/31/2003....................................   1.753804     2.326154         761,914
 01/01/2004 to 12/31/2004....................................   2.326154     2.483669         603,561
 01/01/2005 to 12/31/2005....................................   2.483669     2.609226         474,499
 01/01/2006 to 12/31/2006....................................   2.609226     2.667917         351,125
 01/01/2007 to 12/31/2007....................................   2.667917     3.109043         320,432
 01/01/2008 to 12/31/2008....................................   3.109043     1.936897         248,411
 01/01/2009 to 12/31/2009....................................   1.936897     2.601661         231,007
 01/01/2010 to 12/31/2010....................................   2.601661     3.059762         152,552
 01/01/2011 to 12/31/2011....................................   3.059762     2.735627          29,966
BlackRock Money Market Sub-Account
 07/02/2001 to 12/31/2001....................................   2.100065     2.108662       1,663,887
 01/01/2002 to 12/31/2002....................................   2.108662     2.097260       4,061,865
 01/01/2003 to 12/31/2003....................................   2.097260     2.073347       3,569,418
 01/01/2004 to 12/31/2004....................................   2.073347     2.053265       2,392,304
 01/01/2005 to 12/31/2005....................................   2.053265     2.071975       1,942,858
 01/01/2006 to 12/31/2006....................................   2.071975     2.129857       1,654,762
 01/01/2007 to 12/31/2007....................................   2.129857     2.194567       1,337,454
 01/01/2008 to 12/31/2008....................................   2.194567     2.213552       1,887,764
 01/01/2009 to 12/31/2009....................................   2.213552     2.181749       1,218,369
 01/01/2010 to 12/31/2010....................................   2.181749     2.144972         633,108
 01/01/2011 to 12/31/2011....................................   2.144972     2.108912         262,491
Clarion Global Real Estate Sub-Account
 05/01/2004 to 12/31/2004....................................   9.998603    12.807859          20,978
 01/01/2005 to 12/31/2005....................................  12.807859    14.265628          53,375
 01/01/2006 to 12/31/2006....................................  14.265628    19.296995          69,941
 01/01/2007 to 12/31/2007....................................  19.296995    16.123181          75,954
 01/01/2008 to 12/31/2008....................................  16.123181     9.244955          63,882
 01/01/2009 to 12/31/2009....................................   9.244955    12.246189          53,859
 01/01/2010 to 12/31/2010....................................  12.246189    13.979123          44,765
 01/01/2011 to 12/31/2011....................................  13.979123    12.976144          25,939
Davis Venture Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.776756     2.982586          55,921
 01/01/2005 to 12/31/2005....................................   2.982586     3.225573         176,343
 01/01/2006 to 12/31/2006....................................   3.225573     3.625504         220,820
 01/01/2007 to 12/31/2007....................................   3.625504     3.718870         281,331
 01/01/2008 to 12/31/2008....................................   3.718870     2.211124         328,676
 01/01/2009 to 12/31/2009....................................   2.211124     2.861895         292,582
 01/01/2010 to 12/31/2010....................................   2.861895     3.143200         205,469
 01/01/2011 to 12/31/2011....................................   3.143200     2.958395         157,457
Davis Venture Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.732567     2.588653         362,611
 01/01/2002 to 12/31/2002....................................   2.588653     2.123779       1,875,489
 01/01/2003 to 12/31/2003....................................   2.123779     2.729749       2,439,124
 01/01/2004 to 12/31/2004....................................   2.729749     3.009453       2,460,437
 01/01/2005 to 12/31/2005....................................   3.009453     3.258782       2,290,744
 01/01/2006 to 12/31/2006....................................   3.258782     3.665558       2,055,896
 01/01/2007 to 12/31/2007....................................   3.665558     3.763142       1,813,207
 01/01/2008 to 12/31/2008....................................   3.763142     2.239742       1,628,319
 01/01/2009 to 12/31/2009....................................   2.239742     2.902831       1,507,474
 01/01/2010 to 12/31/2010....................................   2.902831     3.191169       1,202,741
 01/01/2011 to 12/31/2011....................................   3.191169     3.006364         454,040

                                                                1.70% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
FI Value Leaders Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...............................   2.226431     2.506373              0
 01/01/2005 to 12/31/2005...............................   2.506373     2.721300         15,858
 01/01/2006 to 12/31/2006...............................   2.721300     2.987529         14,992
 01/01/2007 to 12/31/2007...............................   2.987529     3.052602         14,965
 01/01/2008 to 12/31/2008...............................   3.052602     1.827543         11,724
 01/01/2009 to 12/31/2009...............................   1.827543     2.182789         14,074
 01/01/2010 to 12/31/2010...............................   2.182789     2.452417         12,587
 01/01/2011 to 12/31/2011...............................   2.452417     2.257219         12,488
FI Value Leaders Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................   2.536164     2.299078         59,189
 01/01/2002 to 12/31/2002...............................   2.299078     1.818119        141,546
 01/01/2003 to 12/31/2003...............................   1.818119     2.265506        155,473
 01/01/2004 to 12/31/2004...............................   2.265506     2.529282        161,402
 01/01/2005 to 12/31/2005...............................   2.529282     2.748572        156,798
 01/01/2006 to 12/31/2006...............................   2.748572     3.020387        237,001
 01/01/2007 to 12/31/2007...............................   3.020387     3.089208        185,382
 01/01/2008 to 12/31/2008...............................   3.089208     1.851550        150,035
 01/01/2009 to 12/31/2009...............................   1.851550     2.214600        122,476
 01/01/2010 to 12/31/2010...............................   2.214600     2.490749         88,879
 01/01/2011 to 12/31/2011...............................   2.490749     2.294629         37,556
Harris Oakmark International Sub-Account (Class B)/(6)/
 05/01/2003 to 12/31/2003...............................   0.871034     1.167616        123,103
 01/01/2004 to 12/31/2004...............................   1.167616     1.383482        235,937
 01/01/2005 to 12/31/2005...............................   1.383482     1.553879        394,697
 01/01/2006 to 12/31/2006...............................   1.553879     1.968500        574,031
 01/01/2007 to 12/31/2007...............................   1.968500     1.913491        473,178
 01/01/2008 to 12/31/2008...............................   1.913491     1.112032        387,923
 01/01/2009 to 12/31/2009...............................   1.112032     1.695277        443,564
 01/01/2010 to 12/31/2010...............................   1.695277     1.940393        329,170
 01/01/2011 to 12/31/2011...............................   1.940393     1.635777        332,301
Harris Oakmark International Sub-Account (Class E)/(7)/
 05/01/2002 to 12/31/2002...............................   1.057837     0.880537         37,801
 01/01/2003 to 12/31/2003...............................   0.880537     1.169997        215,054
 01/01/2004 to 12/31/2004...............................   1.169997     1.388191        296,319
 01/01/2005 to 12/31/2005...............................   1.388191     1.559674        516,442
 01/01/2006 to 12/31/2006...............................   1.559674     1.977934        694,449
 01/01/2007 to 12/31/2007...............................   1.977934     1.924969        675,108
 01/01/2008 to 12/31/2008...............................   1.924969     1.119805        420,800
 01/01/2009 to 12/31/2009...............................   1.119805     1.709378        479,929
 01/01/2010 to 12/31/2010...............................   1.709378     1.957976        389,410
 01/01/2011 to 12/31/2011...............................   1.957976     1.653212        168,378
Invesco Small Cap Growth Sub-account
 05/01/2002 to 12/31/2002...............................   1.120305     0.844170         79,574
 01/01/2003 to 12/31/2003...............................   0.844170     1.152523        243,889
 01/01/2004 to 12/31/2004...............................   1.152523     1.205926        292,038
 01/01/2005 to 12/31/2005...............................   1.205926     1.283661        309,417
 01/01/2006 to 12/31/2006...............................   1.283661     1.441076        234,759
 01/01/2007 to 12/31/2007...............................   1.441076     1.573498        288,449
 01/01/2008 to 12/31/2008...............................   1.573498     0.947791        227,601
 01/01/2009 to 12/31/2009...............................   0.947791     1.246953        246,777
 01/01/2010 to 12/31/2010...............................   1.246953     1.546938        199,817
 01/01/2011 to 12/31/2011...............................   1.546938     1.504472        154,724

                                                                1.70% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
Janus Forty Sub-Account
 04/30/2007 to 12/31/2007...............................  135.246249   165.578366           817
 01/01/2008 to 12/31/2008...............................  165.578366    94.415952         4,914
 01/01/2009 to 12/31/2009...............................   94.415952   132.604203         5,134
 01/01/2010 to 12/31/2010...............................  132.604203   142.621142         4,593
 01/01/2011 to 12/31/2011...............................  142.621142   129.641895         2,271
Jennison Growth Sub-Account (Class B)
 05/01/2005 to 12/31/2005...............................    0.400842     0.480537        14,379
 01/01/2006 to 12/31/2006...............................    0.480537     0.484383        14,314
 01/01/2007 to 12/31/2007...............................    0.484383     0.530405        14,255
 01/01/2008 to 12/31/2008...............................    0.530405     0.330866        14,183
 01/01/2009 to 12/31/2009...............................    0.330866     0.453984        18,941
 01/01/2010 to 12/31/2010...............................    0.453984     0.496833        19,825
 01/01/2011 to 12/31/2011...............................    0.496833     0.489558        19,054
Jennison Growth Subaccount (Class B)/(8)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class B))
 05/01/2004 to 12/31/2004...............................    0.417514     0.435000             0
 01/01/2005 to 04/30/2005...............................    0.435000     0.396050             0
Jennison Growth Sub-Account (Class E)
 05/01/2005 to 12/31/2005...............................    0.401132     0.481581       573,507
 01/01/2006 to 12/31/2006...............................    0.481581     0.485789       464,174
 01/01/2007 to 12/31/2007...............................    0.485789     0.532686       350,024
 01/01/2008 to 12/31/2008...............................    0.532686     0.332147       271,749
 01/01/2009 to 12/31/2009...............................    0.332147     0.456783       205,446
 01/01/2010 to 12/31/2010...............................    0.456783     0.500469       194,050
 01/01/2011 to 12/31/2011...............................    0.500469     0.493561        92,642
Jennison Growth Subaccount (Class E)/(9)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class E))
 07/02/2001 to 12/31/2001...............................    0.572465     0.489875       352,657
 01/01/2002 to 12/31/2002...............................    0.489875     0.342094       798,408
 01/01/2003 to 12/31/2003...............................    0.342094     0.422767       921,740
 01/01/2004 to 12/31/2004...............................    0.422767     0.435018       729,436
 01/01/2005 to 04/30/2005...............................    0.435018     0.400005             0
Lazard Mid Cap Sub-Account
 05/01/2002 to 12/31/2002...............................    1.137789     0.963044       137,723
 01/01/2003 to 12/31/2003...............................    0.963044     1.194645       183,049
 01/01/2004 to 12/31/2004...............................    1.194645     1.343604       300,534
 01/01/2005 to 12/31/2005...............................    1.343604     1.427477       312,243
 01/01/2006 to 12/31/2006...............................    1.427477     1.609442       290,961
 01/01/2007 to 12/31/2007...............................    1.609442     1.539282       352,118
 01/01/2008 to 12/31/2008...............................    1.539282     0.933660       342,723
 01/01/2009 to 12/31/2009...............................    0.933660     1.255366       328,210
 01/01/2010 to 12/31/2010...............................    1.255366     1.516350       291,596
 01/01/2011 to 12/31/2011...............................    1.516350     1.412181       160,760

                                                                           1.70% VARIABLE ACCOUNT CHARGE
                                                                    --------------------------------------------
                                                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                                                     UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                    AT BEGINNING    AT END    OUTSTANDING AT END
                                                                     OF PERIOD    OF PERIOD       OF PERIOD
                                                                    ------------ ------------ ------------------
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Partners Aggressive Growth
  Sub-Account/(5)(13)/)
 07/02/2001 to 12/31/2001..........................................   0.951244     0.773133        124,762
 01/01/2002 to 12/31/2002..........................................   0.773133     0.525828        514,392
 01/01/2003 to 12/31/2003..........................................   0.525828     0.671555        580,545
 01/01/2004 to 12/31/2004..........................................   0.671555     0.715931        445,932
 01/01/2005 to 12/31/2005..........................................   0.715931     0.799459        407,403
 01/01/2006 to 12/31/2006..........................................   0.799459     0.772355        370,250
 01/01/2007 to 12/31/2007..........................................   0.772355     0.776477        342,240
 01/01/2008 to 12/31/2008..........................................   0.776477     0.465241        305,692
 01/01/2009 to 12/31/2009..........................................   0.465241     0.608165        283,862
 01/01/2010 to 12/31/2010..........................................   0.608165     0.740147        320,125
 01/01/2011 to 12/31/2011..........................................   0.740147     0.751327         98,910
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Value Equity Sub-Account (Class B)/(16)/)
 05/01/2006 to 12/31/2006..........................................   9.159800     9.800548              0
 01/01/2007 to 12/31/2007..........................................   9.800548     9.065356            639
 01/01/2008 to 12/31/2008..........................................   9.065356     4.044572          2,561
 01/01/2009 to 12/31/2009..........................................   4.044572     5.486228          2,612
 01/01/2010 to 12/31/2010..........................................   5.486228     5.789419          2,639
 01/01/2011 to 04/29/2011..........................................   5.789419     6.149930              0
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011..........................................   0.621642     0.562772        422,276
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
  (previously Legg Mason Value Equity Sub-Account (Class E)/(17)/)
 05/01/2006 to 12/31/2006..........................................   0.923573     0.988556        468,108
 01/01/2007 to 12/31/2007..........................................   0.988556     0.915323        447,528
 01/01/2008 to 12/31/2008..........................................   0.915323     0.408727        528,977
 01/01/2009 to 12/31/2009..........................................   0.408727     0.554382        547,036
 01/01/2010 to 12/31/2010..........................................   0.554382     0.585236        405,098
 01/01/2011 to 04/29/2011..........................................   0.585236     0.621729              0
Loomis Sayles Small Cap Core Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004..........................................   2.272561     2.569964         13,507
 01/01/2005 to 12/31/2005..........................................   2.569964     2.695468         40,758
 01/01/2006 to 12/31/2006..........................................   2.695468     3.084636         71,491
 01/01/2007 to 12/31/2007..........................................   3.084636     3.384878        113,031
 01/01/2008 to 12/31/2008..........................................   3.384878     2.127780        136,197
 01/01/2009 to 12/31/2009..........................................   2.127780     2.717966        130,892
 01/01/2010 to 12/31/2010..........................................   2.717966     3.399268         99,567
 01/01/2011 to 12/31/2011..........................................   3.399268     3.353404         83,213
Loomis Sayles Small Cap Core Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001..........................................   2.323975     2.195813         83,016
 01/01/2002 to 12/31/2002..........................................   2.195813     1.691550        446,503
 01/01/2003 to 12/31/2003..........................................   1.691550     2.266443        614,034
 01/01/2004 to 12/31/2004..........................................   2.266443     2.589231        589,029
 01/01/2005 to 12/31/2005..........................................   2.589231     2.718089        564,579
 01/01/2006 to 12/31/2006..........................................   2.718089     3.113509        518,570
 01/01/2007 to 12/31/2007..........................................   3.113509     3.419803        457,598
 01/01/2008 to 12/31/2008..........................................   3.419803     2.151898        375,726
 01/01/2009 to 12/31/2009..........................................   2.151898     2.751393        285,209
 01/01/2010 to 12/31/2010..........................................   2.751393     3.444603        214,863
 01/01/2011 to 12/31/2011..........................................   3.444603     3.401574         86,106

                                                             1.70% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Loomis Sayles Small Cap Growth Sub-Account
 07/02/2001 to 12/31/2001............................   0.953235     0.877953          55,533
 01/01/2002 to 12/31/2002............................   0.877953     0.621095         741,502
 01/01/2003 to 12/31/2003............................   0.621095     0.882999         740,456
 01/01/2004 to 12/31/2004............................   0.882999     0.964844         773,936
 01/01/2005 to 12/31/2005............................   0.964844     0.990281         670,881
 01/01/2006 to 12/31/2006............................   0.990281     1.068268         631,924
 01/01/2007 to 12/31/2007............................   1.068268     1.095477         596,791
 01/01/2008 to 12/31/2008............................   1.095477     0.632063         448,540
 01/01/2009 to 12/31/2009............................   0.632063     0.805818         484,267
 01/01/2010 to 12/31/2010............................   0.805818     1.040592         400,045
 01/01/2011 to 12/31/2011............................   1.040592     1.051173         110,536
Lord Abbett Bond Debenture Sub-Account
 07/02/2001 to 12/31/2001............................   1.342191     1.347712          42,539
 01/01/2002 to 12/31/2002............................   1.347712     1.317400         416,402
 01/01/2003 to 12/31/2003............................   1.317400     1.543333       1,444,826
 01/01/2004 to 12/31/2004............................   1.543333     1.641160       1,476,855
 01/01/2005 to 12/31/2005............................   1.641160     1.637668       1,558,814
 01/01/2006 to 12/31/2006............................   1.637668     1.757429       1,495,392
 01/01/2007 to 12/31/2007............................   1.757429     1.840810       1,545,409
 01/01/2008 to 12/31/2008............................   1.840810     1.473029       1,083,571
 01/01/2009 to 12/31/2009............................   1.473029     1.980755       1,097,019
 01/01/2010 to 12/31/2010............................   1.980755     2.199870         840,733
 01/01/2011 to 12/31/2011............................   2.199870     2.259315         431,185
Met/Artisan Mid Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   2.914334     3.156174          30,148
 01/01/2005 to 12/31/2005............................   3.156174     3.404362         122,407
 01/01/2006 to 12/31/2006............................   3.404362     3.754589         182,888
 01/01/2007 to 12/31/2007............................   3.754589     3.429814         197,001
 01/01/2008 to 12/31/2008............................   3.429814     1.816266         103,606
 01/01/2009 to 12/31/2009............................   1.816266     2.521303         118,889
 01/01/2010 to 12/31/2010............................   2.521303     2.844702          73,931
 01/01/2011 to 12/31/2011............................   2.844702     2.978376          59,716
Met/Artisan Mid Cap Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   2.447531     2.560471         334,770
 01/01/2002 to 12/31/2002............................   2.560471     2.291097       2,067,511
 01/01/2003 to 12/31/2003............................   2.291097     2.983451       2,738,683
 01/01/2004 to 12/31/2004............................   2.983451     3.219636       2,546,970
 01/01/2005 to 12/31/2005............................   3.219636     3.476156       2,326,656
 01/01/2006 to 12/31/2006............................   3.476156     3.837617       1,986,542
 01/01/2007 to 12/31/2007............................   3.837617     3.509160       1,714,337
 01/01/2008 to 12/31/2008............................   3.509160     1.860129       1,353,146
 01/01/2009 to 12/31/2009............................   1.860129     2.584712       1,248,312
 01/01/2010 to 12/31/2010............................   2.584712     2.919105         953,360
 01/01/2011 to 12/31/2011............................   2.919105     3.059362         296,176
Met/Franklin Income Sub-Account
 04/28/2008 to 12/31/2008............................   9.998137     7.969900               0
 01/01/2009 to 12/31/2009............................   7.969900    10.016091           5,993
 01/01/2010 to 12/31/2010............................  10.016091    11.011312          26,359
 01/01/2011 to 12/31/2011............................  11.011312    11.057144           3,639
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011............................   9.987672     9.747194               0

                                                                       1.70% VARIABLE ACCOUNT CHARGE
                                                                --------------------------------------------
                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                AT BEGINNING    AT END    OUTSTANDING AT END
                                                                 OF PERIOD    OF PERIOD       OF PERIOD
                                                                ------------ ------------ ------------------
Met/Franklin Mutual Shares Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998137     6.586494           3,794
 01/01/2009 to 12/31/2009......................................   6.586494     8.086847           5,411
 01/01/2010 to 12/31/2010......................................   8.086847     8.827011           9,222
 01/01/2011 to 12/31/2011......................................   8.827011     8.631059           1,664
Met/Franklin Templeton Founding Strategy Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998137     7.019107          12,383
 01/01/2009 to 12/31/2009......................................   7.019107     8.871078          13,238
 01/01/2010 to 12/31/2010......................................   8.871078     9.597761          13,138
 01/01/2011 to 12/31/2011......................................   9.597761     9.270180               0
Met/Templeton Growth Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998137     6.555702               0
 01/01/2009 to 12/31/2009......................................   6.555702     8.547677               0
 01/01/2010 to 12/31/2010......................................   8.547677     9.047275             169
 01/01/2011 to 12/31/2011......................................   9.047275     8.281567             117
MetLife Aggressive Strategy Sub-Account
 05/02/2011 to 12/31/2011......................................  11.943377    10.208200           9,558
MetLife Aggressive Strategy Sub-Account
  (previously MetLife Aggressive Allocation Sub-Account/(18)/)
 05/01/2005 to 12/31/2005......................................   9.998603    11.128164             540
 01/01/2006 to 12/31/2006......................................  11.128164    12.654347          46,847
 01/01/2007 to 12/31/2007......................................  12.654347    12.846545          26,256
 01/01/2008 to 12/31/2008......................................  12.846545     7.520818          24,508
 01/01/2009 to 12/31/2009......................................   7.520818     9.722390          26,697
 01/01/2010 to 12/31/2010......................................   9.722390    11.058410          18,787
 01/01/2011 to 04/29/2011......................................  11.058410    11.979508               0
MetLife Conservative Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998603    10.279023               0
 01/01/2006 to 12/31/2006......................................  10.279023    10.802642               0
 01/01/2007 to 12/31/2007......................................  10.802642    11.211219          48,267
 01/01/2008 to 12/31/2008......................................  11.211219     9.435942         100,091
 01/01/2009 to 12/31/2009......................................   9.435942    11.181033         195,280
 01/01/2010 to 12/31/2010......................................  11.181033    12.097580          90,423
 01/01/2011 to 12/31/2011......................................  12.097580    12.280957          80,387
MetLife Conservative to Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998603    10.496514               0
 01/01/2006 to 12/31/2006......................................  10.496514    11.292446               0
 01/01/2007 to 12/31/2007......................................  11.292446    11.635181          39,211
 01/01/2008 to 12/31/2008......................................  11.635181     8.968213          72,688
 01/01/2009 to 12/31/2009......................................   8.968213    10.904677         178,040
 01/01/2010 to 12/31/2010......................................  10.904677    11.956673         169,849
 01/01/2011 to 12/31/2011......................................  11.956673    11.878867         132,101
MetLife Mid Cap Stock Index Sub-Account
 07/02/2001 to 12/31/2001......................................   1.047843     1.025233          66,365
 01/01/2002 to 12/31/2002......................................   1.025233     0.855652         639,277
 01/01/2003 to 12/31/2003......................................   0.855652     1.131880       1,409,636
 01/01/2004 to 12/31/2004......................................   1.131880     1.287679       1,292,709
 01/01/2005 to 12/31/2005......................................   1.287679     1.418226       1,244,948
 01/01/2006 to 12/31/2006......................................   1.418226     1.531392       1,153,007
 01/01/2007 to 12/31/2007......................................   1.531392     1.618600       1,007,718
 01/01/2008 to 12/31/2008......................................   1.618600     1.012356         732,310
 01/01/2009 to 12/31/2009......................................   1.012356     1.361318         565,490
 01/01/2010 to 12/31/2010......................................   1.361318     1.686302         485,747
 01/01/2011 to 12/31/2011......................................   1.686302     1.621668         157,823

                                                              1.70% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
MetLife Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998603    10.726853         27,797
 01/01/2006 to 12/31/2006.............................  10.726853    11.795149         41,493
 01/01/2007 to 12/31/2007.............................  11.795149    12.099222        125,444
 01/01/2008 to 12/31/2008.............................  12.099222     8.488806        250,401
 01/01/2009 to 12/31/2009.............................   8.488806    10.559881        190,997
 01/01/2010 to 12/31/2010.............................  10.559881    11.749387        213,720
 01/01/2011 to 12/31/2011.............................  11.749387    11.393619        107,441
MetLife Moderate to Aggressive Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998603    10.952259         23,501
 01/01/2006 to 12/31/2006.............................  10.952259    12.298957        109,919
 01/01/2007 to 12/31/2007.............................  12.298957    12.556012        180,678
 01/01/2008 to 12/31/2008.............................  12.556012     8.009019        218,493
 01/01/2009 to 12/31/2009.............................   8.009019    10.164881        198,469
 01/01/2010 to 12/31/2010.............................  10.164881    11.462612        151,651
 01/01/2011 to 12/31/2011.............................  11.462612    10.844681        132,049
MetLife Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   3.661349     3.386818         48,928
 01/01/2002 to 12/31/2002.............................   3.386818     2.579943        429,949
 01/01/2003 to 12/31/2003.............................   2.579943     3.243457        892,566
 01/01/2004 to 12/31/2004.............................   3.243457     3.516405        740,790
 01/01/2005 to 12/31/2005.............................   3.516405     3.608581        608,861
 01/01/2006 to 12/31/2006.............................   3.608581     4.086709        561,972
 01/01/2007 to 12/31/2007.............................   4.086709     4.217311        449,420
 01/01/2008 to 12/31/2008.............................   4.217311     2.601189        333,143
 01/01/2009 to 12/31/2009.............................   2.601189     3.220221        291,997
 01/01/2010 to 12/31/2010.............................   3.220221     3.624732        238,021
 01/01/2011 to 12/31/2011.............................   3.624732     3.622034         53,193
MFS(R) Investors Trust Sub-Account (Class B)/(11)/
 05/01/2004 to 12/31/2004.............................   7.575560     8.381102              0
 01/01/2005 to 12/31/2005.............................   8.381102     8.808945              0
 01/01/2006 to 04/30/2006.............................   8.808945     9.197654              0
MFS(R) Investors Trust Sub-Account (Class E)/(11)/
 07/02/2001 to 12/31/2001.............................   0.888975     0.822900         65,241
 01/01/2002 to 12/31/2002.............................   0.822900     0.645272        357,005
 01/01/2003 to 12/31/2003.............................   0.645272     0.770805        507,702
 01/01/2004 to 12/31/2004.............................   0.770805     0.843241        695,894
 01/01/2005 to 12/31/2005.............................   0.843241     0.888045        564,704
 01/01/2006 to 04/30/2006.............................   0.888045     0.927533              0
MFS(R) Investors Trust Sub-Account/(2)(11)/
  (previously MFS(R) Research Managers Sub-Account)
 07/02/2001 to 12/31/2001.............................   0.969834     0.869044         20,965
 01/01/2002 to 12/31/2002.............................   0.869044     0.647565        194,801
 01/01/2003 to 12/31/2003.............................   0.647565     0.788920        234,214
 01/01/2004 to 04/30/2004.............................   0.788920     0.802410        225,884

                                                  1.70% VARIABLE ACCOUNT CHARGE
                                           --------------------------------------------
                                           ACCUMULATION ACCUMULATION     NUMBER OF
                                            UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                           AT BEGINNING    AT END    OUTSTANDING AT END
                                            OF PERIOD    OF PERIOD       OF PERIOD
                                           ------------ ------------ ------------------
MFS(R) Research International Sub-Account
 07/02/2001 to 12/31/2001.................   0.925535     0.845591         121,011
 01/01/2002 to 12/31/2002.................   0.845591     0.733228         442,986
 01/01/2003 to 12/31/2003.................   0.733228     0.951860         634,773
 01/01/2004 to 12/31/2004.................   0.951860     1.118812         645,800
 01/01/2005 to 12/31/2005.................   1.118812     1.280653         709,181
 01/01/2006 to 12/31/2006.................   1.280653     1.593596         715,546
 01/01/2007 to 12/31/2007.................   1.593596     1.774809       1,005,421
 01/01/2008 to 12/31/2008.................   1.774809     1.005603       1,381,235
 01/01/2009 to 12/31/2009.................   1.005603     1.300730       1,017,383
 01/01/2010 to 12/31/2010.................   1.300730     1.424664         651,265
 01/01/2011 to 12/31/2011.................   1.424664     1.250618         317,139
MFS(R) Total Return Sub-Account
 05/01/2004 to 12/31/2004.................   3.493549     3.791151           5,563
 01/01/2005 to 12/31/2005.................   3.791151     3.833686         703,520
 01/01/2006 to 12/31/2006.................   3.833686     4.219038         659,330
 01/01/2007 to 12/31/2007.................   4.219038     4.318319         559,692
 01/01/2008 to 12/31/2008.................   4.318319     3.296560         443,038
 01/01/2009 to 12/31/2009.................   3.296560     3.834217         408,466
 01/01/2010 to 12/31/2010.................   3.834217     4.138958         315,561
 01/01/2011 to 12/31/2011.................   4.138958     4.157193         129,934
MFS(R) Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.................   1.193642     1.285543          17,312
 01/01/2005 to 12/31/2005.................   1.285543     1.243075          65,365
 01/01/2006 to 12/31/2006.................   1.243075     1.440192          72,160
 01/01/2007 to 12/31/2007.................   1.440192     1.358781          90,982
 01/01/2008 to 12/31/2008.................   1.358781     0.885593          90,331
 01/01/2009 to 12/31/2009.................   0.885593     1.049889          83,036
 01/01/2010 to 12/31/2010.................   1.049889     1.147593          61,842
 01/01/2011 to 12/31/2011.................   1.147593     1.135498          59,837
MFS(R) Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002.................   1.171754     0.959150         346,899
 01/01/2003 to 12/31/2003.................   0.959150     1.181930         848,193
 01/01/2004 to 12/31/2004.................   1.181930     1.293149         949,348
 01/01/2005 to 12/31/2005.................   1.293149     1.251800         914,208
 01/01/2006 to 12/31/2006.................   1.251800     1.451467         723,318
 01/01/2007 to 12/31/2007.................   1.451467     1.370811         630,985
 01/01/2008 to 12/31/2008.................   1.370811     0.894674         443,787
 01/01/2009 to 12/31/2009.................   0.894674     1.061411         459,411
 01/01/2010 to 12/31/2010.................   1.061411     1.160961         374,285
 01/01/2011 to 12/31/2011.................   1.160961     1.150630         166,928
MFS(R) Total Return Sub-Account/(1)/
  (previously Balanced Sub-Account)
 07/02/2001 to 12/31/2001.................   1.469458     1.440828         181,947
 01/01/2002 to 12/31/2002.................   1.440828     1.222127         881,791
 01/01/2003 to 12/31/2003.................   1.222127     1.437415       1,416,076
 01/01/2004 to 04/30/2004.................   1.437415     1.423459       1,653,745

                                                                      1.70% VARIABLE ACCOUNT CHARGE
                                                               --------------------------------------------
                                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                                UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                               AT BEGINNING    AT END    OUTSTANDING AT END
                                                                OF PERIOD    OF PERIOD       OF PERIOD
                                                               ------------ ------------ ------------------
Morgan Stanley EAFE(R) Index Sub-Account
 07/02/2001 to 12/31/2001.....................................   0.937140     0.843508        226,647
 01/01/2002 to 12/31/2002.....................................   0.843508     0.690294        498,276
 01/01/2003 to 12/31/2003.....................................   0.690294     0.931131        682,309
 01/01/2004 to 12/31/2004.....................................   0.931131     1.091812        794,122
 01/01/2005 to 12/31/2005.....................................   1.091812     1.212282        787,078
 01/01/2006 to 12/31/2006.....................................   1.212282     1.495198        707,346
 01/01/2007 to 12/31/2007.....................................   1.495198     1.624495        761,825
 01/01/2008 to 12/31/2008.....................................   1.624495     0.923080        644,186
 01/01/2009 to 12/31/2009.....................................   0.923080     1.164240        544,586
 01/01/2010 to 12/31/2010.....................................   1.164240     1.235202        450,370
 01/01/2011 to 12/31/2011.....................................   1.235202     1.060802        191,327
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010.....................................   1.237511     1.434409        266,450
 01/01/2011 to 12/31/2011.....................................   1.434409     1.312657        153,009
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account/(4)/)
 05/01/2002 to 12/31/2002.....................................   1.000000     0.808737         45,544
 01/01/2003 to 12/31/2003.....................................   0.808737     1.129771        255,104
 01/01/2004 to 04/30/2004.....................................   1.129771     1.118440        309,471
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account/(3)/))
 07/02/2001 to 12/31/2001.....................................   1.854664     1.526338         36,995
 01/01/2002 to 12/31/2002.....................................   1.526338     1.062807        109,598
 01/01/2003 to 12/31/2003.....................................   1.062807     1.403054        272,854
 01/01/2004 to 12/31/2004.....................................   1.403054     1.611447        327,760
 01/01/2005 to 12/31/2005.....................................   1.611447     1.689930        270,853
 01/01/2006 to 12/31/2006.....................................   1.689930     1.853564        264,675
 01/01/2007 to 12/31/2007.....................................   1.853564     1.969941        265,504
 01/01/2008 to 12/31/2008.....................................   1.969941     0.863100        342,225
 01/01/2009 to 12/31/2009.....................................   0.863100     1.133090        402,885
 01/01/2010 to 04/30/2010.....................................   1.133090     1.225142              0
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class B)/(8)(15)/)
 05/01/2004 to 12/31/2004.....................................   1.592726     1.788307         50,656
 01/01/2005 to 12/31/2005.....................................   1.788307     1.826993        141,124
 01/01/2006 to 12/31/2006.....................................   1.826993     2.091634        242,821
 01/01/2007 to 12/31/2007.....................................   2.091634     1.980277        267,315
 01/01/2008 to 12/31/2008.....................................   1.980277     1.196189        108,295
 01/01/2009 to 12/31/2009.....................................   1.196189     1.326957        127,623
 01/01/2010 to 12/31/2010.....................................   1.326957     1.583027         80,028
 01/01/2011 to 12/31/2011.....................................   1.583027     1.642103         56,533

                                                            1.70% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class E)/(9)(15)/)
 07/02/2001 to 12/31/2001...........................   1.424505     1.391779         273,428
 01/01/2002 to 12/31/2002...........................   1.391779     1.074305       2,295,466
 01/01/2003 to 12/31/2003...........................   1.074305     1.583394       2,912,649
 01/01/2004 to 12/31/2004...........................   1.583394     1.792726       2,961,741
 01/01/2005 to 12/31/2005...........................   1.792726     1.832328       2,494,706
 01/01/2006 to 12/31/2006...........................   1.832328     2.101329       2,221,721
 01/01/2007 to 12/31/2007...........................   2.101329     1.991820       1,895,249
 01/01/2008 to 12/31/2008...........................   1.991820     1.204228       1,427,576
 01/01/2009 to 12/31/2009...........................   1.204228     1.336903       1,426,681
 01/01/2010 to 12/31/2010...........................   1.336903     1.596346       1,014,755
 01/01/2011 to 12/31/2011...........................   1.596346     1.656732         374,563
Neuberger Berman Mid Cap Value Sub-Account
 07/02/2001 to 12/31/2001...........................   1.538630     1.486683          20,342
 01/01/2002 to 12/31/2002...........................   1.486683     1.316717         288,491
 01/01/2003 to 12/31/2003...........................   1.316717     1.762691         658,288
 01/01/2004 to 12/31/2004...........................   1.762691     2.125600       1,027,671
 01/01/2005 to 12/31/2005...........................   2.125600     2.339149       1,264,582
 01/01/2006 to 12/31/2006...........................   2.339149     2.557347       1,267,251
 01/01/2007 to 12/31/2007...........................   2.557347     2.594222       1,136,886
 01/01/2008 to 12/31/2008...........................   2.594222     1.339502         822,006
 01/01/2009 to 12/31/2009...........................   1.339502     1.945644         641,896
 01/01/2010 to 12/31/2010...........................   1.945644     2.411165         525,093
 01/01/2011 to 12/31/2011...........................   2.411165     2.212383         223,237
Oppenheimer Capital Appreciation Sub-Account
 05/01/2005 to 12/31/2005...........................   7.847731     8.504261           6,071
 01/01/2006 to 12/31/2006...........................   8.504261     8.998080           5,915
 01/01/2007 to 12/31/2007...........................   8.998080    10.109556          12,195
 01/01/2008 to 12/31/2008...........................  10.109556     5.372750          17,905
 01/01/2009 to 12/31/2009...........................   5.372750     7.590645          14,534
 01/01/2010 to 12/31/2010...........................   7.590645     8.164005          13,354
 01/01/2011 to 12/31/2011...........................   8.164005     7.915853          10,053
Oppenheimer Global Equity Sub-Account
 05/01/2004 to 12/31/2004...........................  12.481349    14.369004               0
 01/01/2005 to 12/31/2005...........................  14.369004    16.384971           3,781
 01/01/2006 to 12/31/2006...........................  16.384971    18.743653          12,093
 01/01/2007 to 12/31/2007...........................  18.743653    19.579813          22,376
 01/01/2008 to 12/31/2008...........................  19.579813    11.441724          15,227
 01/01/2009 to 12/31/2009...........................  11.441724    15.726065          13,342
 01/01/2010 to 12/31/2010...........................  15.726065    17.923639          13,290
 01/01/2011 to 12/31/2011...........................  17.923639    16.140864           6,028
PIMCO Inflation Protected Bond Sub-Account
 05/01/2006 to 12/31/2006...........................  10.896863    10.981503           3,734
 01/01/2007 to 12/31/2007...........................  10.981503    11.961113           3,389
 01/01/2008 to 12/31/2008...........................  11.961113    10.948834          88,179
 01/01/2009 to 12/31/2009...........................  10.948834    12.707142          86,276
 01/01/2010 to 12/31/2010...........................  12.707142    13.462578         102,576
 01/01/2011 to 12/31/2011...........................  13.462578    14.710908          46,058

                                               1.70% VARIABLE ACCOUNT CHARGE
                                        --------------------------------------------
                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                         OF PERIOD    OF PERIOD       OF PERIOD
                                        ------------ ------------ ------------------
PIMCO Total Return Sub-Account
 07/02/2001 to 12/31/2001..............   1.006417     1.050940         562,362
 01/01/2002 to 12/31/2002..............   1.050940     1.129254       4,762,348
 01/01/2003 to 12/31/2003..............   1.129254     1.158024       6,709,034
 01/01/2004 to 12/31/2004..............   1.158024     1.195156       5,534,458
 01/01/2005 to 12/31/2005..............   1.195156     1.201476       5,367,521
 01/01/2006 to 12/31/2006..............   1.201476     1.234645       4,855,271
 01/01/2007 to 12/31/2007..............   1.234645     1.305537       4,450,840
 01/01/2008 to 12/31/2008..............   1.305537     1.288733       3,648,880
 01/01/2009 to 12/31/2009..............   1.288733     1.495442       3,404,321
 01/01/2010 to 12/31/2010..............   1.495442     1.590365       2,932,590
 01/01/2011 to 12/31/2011..............   1.590365     1.613189       1,195,889
RCM Technology Sub-Account
 07/02/2001 to 12/31/2001..............   0.757014     0.607775          18,155
 01/01/2002 to 12/31/2002..............   0.607775     0.294387         519,010
 01/01/2003 to 12/31/2003..............   0.294387     0.456051       1,399,521
 01/01/2004 to 12/31/2004..............   0.456051     0.429009       1,186,422
 01/01/2005 to 12/31/2005..............   0.429009     0.468262       1,144,765
 01/01/2006 to 12/31/2006..............   0.468262     0.485004         880,683
 01/01/2007 to 12/31/2007..............   0.485004     0.627091         674,926
 01/01/2008 to 12/31/2008..............   0.627091     0.342443         653,831
 01/01/2009 to 12/31/2009..............   0.342443     0.535225         683,083
 01/01/2010 to 12/31/2010..............   0.535225     0.671918         696,633
 01/01/2011 to 12/31/2011..............   0.671918     0.595245         442,899
Russell 2000(R) Index Sub-Account
 07/02/2001 to 12/31/2001..............   1.208576     1.173386         102,424
 01/01/2002 to 12/31/2002..............   1.173386     0.915740         343,070
 01/01/2003 to 12/31/2003..............   0.915740     1.311881         539,219
 01/01/2004 to 12/31/2004..............   1.311881     1.514155         535,835
 01/01/2005 to 12/31/2005..............   1.514155     1.552724         501,978
 01/01/2006 to 12/31/2006..............   1.552724     1.795008         529,665
 01/01/2007 to 12/31/2007..............   1.795008     1.734506         475,069
 01/01/2008 to 12/31/2008..............   1.734506     1.131011         316,456
 01/01/2009 to 12/31/2009..............   1.131011     1.397279         283,758
 01/01/2010 to 12/31/2010..............   1.397279     1.738860         179,507
 01/01/2011 to 12/31/2011..............   1.738860     1.636314         110,490
SSgA Growth and Income ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.495088    11.119315               0
 01/01/2007 to 12/31/2007..............  11.119315    11.521036           1,083
 01/01/2008 to 12/31/2008..............  11.521036     8.487882           8,005
 01/01/2009 to 12/31/2009..............   8.487882    10.421601          78,832
 01/01/2010 to 12/31/2010..............  10.421601    11.500012         127,506
 01/01/2011 to 12/31/2011..............  11.500012    11.426536          78,164
SSgA Growth ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.685630    11.373171             625
 01/01/2007 to 12/31/2007..............  11.373171    11.808653               0
 01/01/2008 to 12/31/2008..............  11.808653     7.781685               0
 01/01/2009 to 12/31/2009..............   7.781685     9.876750           7,710
 01/01/2010 to 12/31/2010..............   9.876750    11.084748          12,965
 01/01/2011 to 12/31/2011..............  11.084748    10.666243           5,685

                                                              1.70% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
T. Rowe Price Large Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.098467     1.187953          11,541
 01/01/2005 to 12/31/2005.............................   1.187953     1.241890         129,605
 01/01/2006 to 12/31/2006.............................   1.241890     1.378305         151,455
 01/01/2007 to 12/31/2007.............................   1.378305     1.478947         219,446
 01/01/2008 to 12/31/2008.............................   1.478947     0.843244         245,924
 01/01/2009 to 12/31/2009.............................   0.843244     1.185821         224,946
 01/01/2010 to 12/31/2010.............................   1.185821     1.361049         169,972
 01/01/2011 to 12/31/2011.............................   1.361049     1.320286         154,568
T. Rowe Price Mid Cap Growth Sub-Account
 07/02/2001 to 12/31/2001.............................   0.929877     0.821539          71,429
 01/01/2002 to 12/31/2002.............................   0.821539     0.451995         409,032
 01/01/2003 to 12/31/2003.............................   0.451995     0.607194         695,188
 01/01/2004 to 12/31/2004.............................   0.607194     0.703329         811,663
 01/01/2005 to 12/31/2005.............................   0.703329     0.792654       1,209,925
 01/01/2006 to 12/31/2006.............................   0.792654     0.827366       1,238,714
 01/01/2007 to 12/31/2007.............................   0.827366     0.956803       1,432,615
 01/01/2008 to 12/31/2008.............................   0.956803     0.566729       1,106,900
 01/01/2009 to 12/31/2009.............................   0.566729     0.810537       1,072,536
 01/01/2010 to 12/31/2010.............................   0.810537     1.017488         968,655
 01/01/2011 to 12/31/2011.............................   1.017488     0.983888         490,169
T. Rowe Price Small Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.211782     1.289331           2,226
 01/01/2005 to 12/31/2005.............................   1.289331     1.403494         101,287
 01/01/2006 to 12/31/2006.............................   1.403494     1.429965         123,083
 01/01/2007 to 12/31/2007.............................   1.429965     1.539738         115,234
 01/01/2008 to 12/31/2008.............................   1.539738     0.963951          57,713
 01/01/2009 to 12/31/2009.............................   0.963951     1.313847          47,524
 01/01/2010 to 12/31/2010.............................   1.313847     1.739462          74,534
 01/01/2011 to 12/31/2011.............................   1.739462     1.734949          79,163
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.............................   1.813275     1.918495          31,750
 01/01/2005 to 12/31/2005.............................   1.918495     1.934564         130,239
 01/01/2006 to 12/31/2006.............................   1.934564     1.993820         137,490
 01/01/2007 to 12/31/2007.............................   1.993820     2.032630         132,878
 01/01/2008 to 12/31/2008.............................   2.032630     1.694074         110,433
 01/01/2009 to 12/31/2009.............................   1.694074     2.196715          93,625
 01/01/2010 to 12/31/2010.............................   2.196715     2.428694          60,548
 01/01/2011 to 12/31/2011.............................   2.428694     2.527196          53,496
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001.............................   1.522054     1.554944         165,060
 01/01/2002 to 12/31/2002.............................   1.554944     1.671871       1,042,646
 01/01/2003 to 12/31/2003.............................   1.671871     1.849097       1,664,331
 01/01/2004 to 12/31/2004.............................   1.849097     1.935587       1,585,780
 01/01/2005 to 12/31/2005.............................   1.935587     1.953901       1,439,913
 01/01/2006 to 12/31/2006.............................   1.953901     2.014319       1,330,272
 01/01/2007 to 12/31/2007.............................   2.014319     2.057184       1,278,719
 01/01/2008 to 12/31/2008.............................   2.057184     1.716743         841,928
 01/01/2009 to 12/31/2009.............................   1.716743     2.227518         762,744
 01/01/2010 to 12/31/2010.............................   2.227518     2.466432         545,980
 01/01/2011 to 12/31/2011.............................   2.466432     2.568656         210,922

                                                             1.70% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Western Asset Management U.S. Government Sub-Account
  (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.498756     1.531441          77,187
 01/01/2005 to 12/31/2005............................   1.531441     1.526638         174,838
 01/01/2006 to 12/31/2006............................   1.526638     1.559734         206,693
 01/01/2007 to 12/31/2007............................   1.559734     1.595148         207,731
 01/01/2008 to 12/31/2008............................   1.595148     1.559842         195,938
 01/01/2009 to 12/31/2009............................   1.559842     1.596123         180,311
 01/01/2010 to 12/31/2010............................   1.596123     1.655411         165,490
 01/01/2011 to 12/31/2011............................   1.655411     1.713284         153,012
Western Asset Management U.S. Government Sub-Account
  (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.406031     1.446117         353,452
 01/01/2002 to 12/31/2002............................   1.446117     1.530123       2,456,065
 01/01/2003 to 12/31/2003............................   1.530123     1.527621       2,163,056
 01/01/2004 to 12/31/2004............................   1.527621     1.543931       1,709,312
 01/01/2005 to 12/31/2005............................   1.543931     1.541954       1,548,201
 01/01/2006 to 12/31/2006............................   1.541954     1.576295       1,299,216
 01/01/2007 to 12/31/2007............................   1.576295     1.613619       1,117,633
 01/01/2008 to 12/31/2008............................   1.613619     1.579556         774,143
 01/01/2009 to 12/31/2009............................   1.579556     1.617933         709,102
 01/01/2010 to 12/31/2010............................   1.617933     1.680869         503,685
 01/01/2011 to 12/31/2011............................   1.680869     1.739899         113,533



                                                               1.95% VARIABLE ACCOUNT CHARGE
                                                        --------------------------------------------
                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                                         OF PERIOD    OF PERIOD       OF PERIOD
                                                        ------------ ------------ ------------------

American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006..............................  14.108981    14.755966           7,672
 01/01/2007 to 12/31/2007..............................  14.755966    14.951120          28,536
 01/01/2008 to 12/31/2008..............................  14.951120    13.290972          28,023
 01/01/2009 to 12/31/2009..............................  13.290972    14.677428          27,030
 01/01/2010 to 12/31/2010..............................  14.677428    15.321660          20,559
 01/01/2011 to 12/31/2011..............................  15.321660    15.943731          11,156
American Funds Global Small Capitalization Sub-Account
 07/02/2001 to 12/31/2001..............................   1.442464     1.327864         105,244
 01/01/2002 to 12/31/2002..............................   1.327864     1.054096         469,062
 01/01/2003 to 12/31/2003..............................   1.054096     1.587124         820,699
 01/01/2004 to 12/31/2004..............................   1.587124     1.881399         926,661
 01/01/2005 to 12/31/2005..............................   1.881399     2.312969       1,142,032
 01/01/2006 to 12/31/2006..............................   2.312969     2.814070       1,347,849
 01/01/2007 to 12/31/2007..............................   2.814070     3.350744       1,336,022
 01/01/2008 to 12/31/2008..............................   3.350744     1.527148       1,129,630
 01/01/2009 to 12/31/2009..............................   1.527148     2.415689       1,007,910
 01/01/2010 to 12/31/2010..............................   2.415689     2.900092         795,088
 01/01/2011 to 12/31/2011..............................   2.900092     2.299660         443,088

                                                 1.95% VARIABLE ACCOUNT CHARGE
                                          --------------------------------------------
                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                           OF PERIOD    OF PERIOD       OF PERIOD
                                          ------------ ------------ ------------------
American Funds Growth Sub-Account
 07/02/2001 to 12/31/2001................  11.799521    10.405746         68,458
 01/01/2002 to 12/31/2002................  10.405746     7.709043        494,235
 01/01/2003 to 12/31/2003................   7.709043    10.343073        819,991
 01/01/2004 to 12/31/2004................  10.343073    11.410370        909,262
 01/01/2005 to 12/31/2005................  11.410370    13.002650        878,842
 01/01/2006 to 12/31/2006................  13.002650    14.055192        791,214
 01/01/2007 to 12/31/2007................  14.055192    15.484216        698,597
 01/01/2008 to 12/31/2008................  15.484216     8.507311        602,136
 01/01/2009 to 12/31/2009................   8.507311    11.631189        569,542
 01/01/2010 to 12/31/2010................  11.631189    13.537628        428,160
 01/01/2011 to 12/31/2011................  13.537628    12.708880        203,848
American Funds Growth-Income Sub-Account
 07/02/2001 to 12/31/2001................   7.996107     7.739803        100,571
 01/01/2002 to 12/31/2002................   7.739803     6.197869        534,754
 01/01/2003 to 12/31/2003................   6.197869     8.049268        962,599
 01/01/2004 to 12/31/2004................   8.049268     8.712336        949,614
 01/01/2005 to 12/31/2005................   8.712336     9.042904        878,348
 01/01/2006 to 12/31/2006................   9.042904    10.217085        796,767
 01/01/2007 to 12/31/2007................  10.217085    10.523951        698,784
 01/01/2008 to 12/31/2008................  10.523951     6.413909        506,727
 01/01/2009 to 12/31/2009................   6.413909     8.255134        471,751
 01/01/2010 to 12/31/2010................   8.255134     9.020902        335,808
 01/01/2011 to 12/31/2011................   9.020902     8.685145        186,608



                                                             1.75% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------

American Funds(R) Balanced Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.008082     6.994767         17,352
 01/01/2009 to 12/31/2009............................   6.994767     8.889143         17,203
 01/01/2010 to 12/31/2010............................   8.889143     9.797260         21,339
 01/01/2011 to 12/31/2011............................   9.797260     9.422832         20,943
American Funds(R) Growth Allocation Sub-Account
 04/28/2008 to 12/31/2008............................   9.998082     6.344471          1,168
 01/01/2009 to 12/31/2009............................   6.344471     8.356591          1,887
 01/01/2010 to 12/31/2010............................   8.356591     9.318900          1,675
 01/01/2011 to 12/31/2011............................   9.318900     8.724143          2,207
American Funds(R) Moderate Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.018081     7.666872         49,546
 01/01/2009 to 12/31/2009............................   7.666872     9.296538        174,070
 01/01/2010 to 12/31/2010............................   9.296538    10.040347        171,039
 01/01/2011 to 12/31/2011............................  10.040347     9.885409        173,554
Artio International Stock Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.129334     1.287093         41,739
 01/01/2005 to 12/31/2005............................   1.287093     1.487269         61,754
 01/01/2006 to 12/31/2006............................   1.487269     1.698707         98,090
 01/01/2007 to 12/31/2007............................   1.698707     1.837145         99,709
 01/01/2008 to 12/31/2008............................   1.837145     1.006533        112,096
 01/01/2009 to 12/31/2009............................   1.006533     1.205538        117,568
 01/01/2010 to 12/31/2010............................   1.205538     1.265915        101,228
 01/01/2011 to 12/31/2011............................   1.265915     0.993541        106,154

                                                             1.75% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Artio International Stock Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.210739     1.104195          7,748
 01/01/2002 to 12/31/2002............................   1.104195     0.893799         76,640
 01/01/2003 to 12/31/2003............................   0.893799     1.123316        144,888
 01/01/2004 to 12/31/2004............................   1.123316     1.302626        141,794
 01/01/2005 to 12/31/2005............................   1.302626     1.507957        138,161
 01/01/2006 to 12/31/2006............................   1.507957     1.722820        108,060
 01/01/2007 to 12/31/2007............................   1.722820     1.865519         88,517
 01/01/2008 to 12/31/2008............................   1.865519     1.022818        112,920
 01/01/2009 to 12/31/2009............................   1.022818     1.225815         79,036
 01/01/2010 to 12/31/2010............................   1.225815     1.289333         79,873
 01/01/2011 to 12/31/2011............................   1.289333     1.013852         89,961
Barclays Capital Aggregate Bond Index Sub-Account
 07/02/2001 to 12/31/2001............................   1.087046     1.116398         62,580
 01/01/2002 to 12/31/2002............................   1.116398     1.206098        196,049
 01/01/2003 to 12/31/2003............................   1.206098     1.225242        367,394
 01/01/2004 to 12/31/2004............................   1.225242     1.250210        515,898
 01/01/2005 to 12/31/2005............................   1.250210     1.251344        482,756
 01/01/2006 to 12/31/2006............................   1.251344     1.276583        288,711
 01/01/2007 to 12/31/2007............................   1.276583     1.337871        291,791
 01/01/2008 to 12/31/2008............................   1.337871     1.388624        247,678
 01/01/2009 to 12/31/2009............................   1.388624     1.432486        145,646
 01/01/2010 to 12/31/2010............................   1.432486     1.487780        154,125
 01/01/2011 to 12/31/2011............................   1.487780     1.568519        133,134
BlackRock Aggressive Growth Sub-Account
 05/01/2004 to 12/31/2004............................  31.736430    35.104377             64
 01/01/2005 to 12/31/2005............................  35.104377    38.096005          1,812
 01/01/2006 to 12/31/2006............................  38.096005    39.858105          1,947
 01/01/2007 to 12/31/2007............................  39.858105    47.088223            997
 01/01/2008 to 12/31/2008............................  47.088223    25.058834          1,092
 01/01/2009 to 12/31/2009............................  25.058834    36.705054          1,660
 01/01/2010 to 12/31/2010............................  36.705054    41.476854          2,438
 01/01/2011 to 12/31/2011............................  41.476854    39.436257          2,625
BlackRock Bond Income Sub-Account
 07/02/2001 to 12/31/2001............................   3.564549     3.686901         21,660
 01/01/2002 to 12/31/2002............................   3.686901     3.918881        103,404
 01/01/2003 to 12/31/2003............................   3.918881     4.065889        139,465
 01/01/2004 to 12/31/2004............................   4.065889     4.161855        194,839
 01/01/2005 to 12/31/2005............................   4.161855     4.177970        201,187
 01/01/2006 to 12/31/2006............................   4.177970     4.275541        173,536
 01/01/2007 to 12/31/2007............................   4.275541     4.453975        151,531
 01/01/2008 to 12/31/2008............................   4.453975     4.216102        110,718
 01/01/2009 to 12/31/2009............................   4.216102     4.523438         76,157
 01/01/2010 to 12/31/2010............................   4.523438     4.803646         81,066
 01/01/2011 to 12/31/2011............................   4.803646     5.018129         79,195
BlackRock Diversified Sub-Account
 05/01/2004 to 12/31/2004............................  33.194386    35.731588          2,864
 01/01/2005 to 12/31/2005............................  35.731588    36.103287          3,629
 01/01/2006 to 12/31/2006............................  36.103287    39.113745          3,580
 01/01/2007 to 12/31/2007............................  39.113745    40.590210          3,430
 01/01/2008 to 12/31/2008............................  40.590210    29.926829          3,335
 01/01/2009 to 12/31/2009............................  29.926829    34.407302          3,483
 01/01/2010 to 12/31/2010............................  34.407302    36.959940          3,525
 01/01/2011 to 12/31/2011............................  36.959940    37.623657          3,420

                                                                     1.75% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Large Cap Core Sub-Account
 04/30/2007 to 12/31/2007....................................   7.184474     7.229138          8,829
 01/01/2008 to 12/31/2008....................................   7.229138     4.453202          8,950
 01/01/2009 to 12/31/2009....................................   4.453202     5.215981          6,717
 01/01/2010 to 12/31/2010....................................   5.215981     5.763916          8,068
 01/01/2011 to 12/31/2011....................................   5.763916     5.678580         10,490
BlackRock Large Cap Sub-Account
  (previously BlackRock Large Cap Sub-Account/(12)/)
 07/02/2001 to 12/31/2001....................................   6.646372     6.060088              0
 01/01/2002 to 12/31/2002....................................   6.060088     4.389732            474
 01/01/2003 to 12/31/2003....................................   4.389732     5.603676          1,915
 01/01/2004 to 12/31/2004....................................   5.603676     6.089758          8,720
 01/01/2005 to 12/31/2005....................................   6.089758     6.182898         11,905
 01/01/2006 to 12/31/2006....................................   6.182898     6.916462         10,789
 01/01/2007 to 04/27/2007....................................   6.916462     7.245237              0
BlackRock Large Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   1.061641     1.168471          8,354
 01/01/2005 to 12/31/2005....................................   1.168471     1.212068         95,691
 01/01/2006 to 12/31/2006....................................   1.212068     1.418943        106,128
 01/01/2007 to 12/31/2007....................................   1.418943     1.437822        144,649
 01/01/2008 to 12/31/2008....................................   1.437822     0.916770        244,421
 01/01/2009 to 12/31/2009....................................   0.916770     1.000448        243,372
 01/01/2010 to 12/31/2010....................................   1.000448     1.070847        231,459
 01/01/2011 to 12/31/2011....................................   1.070847     1.073878        249,277
BlackRock Large Cap Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002....................................   1.000000     0.790550            177
 01/01/2003 to 12/31/2003....................................   0.790550     1.051924         39,697
 01/01/2004 to 12/31/2004....................................   1.051924     1.171322         55,769
 01/01/2005 to 12/31/2005....................................   1.171322     1.216563         55,882
 01/01/2006 to 12/31/2006....................................   1.216563     1.425104         64,195
 01/01/2007 to 12/31/2007....................................   1.425104     1.446064         63,383
 01/01/2008 to 12/31/2008....................................   1.446064     0.923030         66,482
 01/01/2009 to 12/31/2009....................................   0.923030     1.008391         63,434
 01/01/2010 to 12/31/2010....................................   1.008391     1.080115         28,929
 01/01/2011 to 12/31/2011....................................   1.080115     1.083996         29,221
BlackRock Legacy Large Cap Growth Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.243496     2.452599          2,210
 01/01/2005 to 12/31/2005....................................   2.452599     2.572942         20,789
 01/01/2006 to 12/31/2006....................................   2.572942     2.626664         28,701
 01/01/2007 to 12/31/2007....................................   2.626664     3.056569         26,062
 01/01/2008 to 12/31/2008....................................   3.056569     1.901362         25,496
 01/01/2009 to 12/31/2009....................................   1.901362     2.550433         24,635
 01/01/2010 to 12/31/2010....................................   2.550433     2.994155         17,838
 01/01/2011 to 12/31/2011....................................   2.994155     2.672934         16,876
BlackRock Legacy Large Cap Growth Sub-Account (Class B)
  (formerly FI Large Cap Sub-Account/(14)/)
 05/01/2006 to 12/31/2006....................................  16.522192    16.675697              0
 01/01/2007 to 12/31/2007....................................  16.675697    16.994797              0
 01/01/2008 to 12/31/2008....................................  16.994797     9.192653              0
 01/01/2009 to 05/01/2009....................................   9.192653     9.582202              0

                                                                     1.75% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Legacy Large Cap Growth Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.920053     2.662472          3,467
 01/01/2002 to 12/31/2002....................................   2.662472     1.746649         35,532
 01/01/2003 to 12/31/2003....................................   1.746649     2.315518         54,177
 01/01/2004 to 12/31/2004....................................   2.315518     2.471073         77,526
 01/01/2005 to 12/31/2005....................................   2.471073     2.594700         73,945
 01/01/2006 to 12/31/2006....................................   2.594700     2.651740         69,579
 01/01/2007 to 12/31/2007....................................   2.651740     3.088639         58,861
 01/01/2008 to 12/31/2008....................................   3.088639     1.923218         36,842
 01/01/2009 to 12/31/2009....................................   1.923218     2.581997         33,218
 01/01/2010 to 12/31/2010....................................   2.581997     3.035119         33,657
 01/01/2011 to 12/31/2011....................................   3.035119     2.712240         51,492
BlackRock Money Market Sub-Account
 07/02/2001 to 12/31/2001....................................   2.081394     2.089393          3,726
 01/01/2002 to 12/31/2002....................................   2.089393     2.077056        115,911
 01/01/2003 to 12/31/2003....................................   2.077056     2.052347        206,527
 01/01/2004 to 12/31/2004....................................   2.052347     2.031450        278,708
 01/01/2005 to 12/31/2005....................................   2.031450     2.048939        185,112
 01/01/2006 to 12/31/2006....................................   2.048939     2.105127        172,528
 01/01/2007 to 12/31/2007....................................   2.105127     2.167996        387,558
 01/01/2008 to 12/31/2008....................................   2.167996     2.185655        654,686
 01/01/2009 to 12/31/2009....................................   2.185655     2.153176        559,974
 01/01/2010 to 12/31/2010....................................   2.153176     2.115822        277,698
 01/01/2011 to 12/31/2011....................................   2.115822     2.079215        208,125
Clarion Global Real Estate Sub-Account
 05/01/2004 to 12/31/2004....................................   9.998562    12.803566         18,087
 01/01/2005 to 12/31/2005....................................  12.803566    14.253740         32,011
 01/01/2006 to 12/31/2006....................................  14.253740    19.271313         29,817
 01/01/2007 to 12/31/2007....................................  19.271313    16.093623         28,382
 01/01/2008 to 12/31/2008....................................  16.093623     9.223364         30,168
 01/01/2009 to 12/31/2009....................................   9.223364    12.211480         28,152
 01/01/2010 to 12/31/2010....................................  12.211480    13.932543         24,707
 01/01/2011 to 12/31/2011....................................  13.932543    12.926451         29,910
Davis Venture Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.763584     2.967454        118,920
 01/01/2005 to 12/31/2005....................................   2.967454     3.207608        264,817
 01/01/2006 to 12/31/2006....................................   3.207608     3.603515        287,060
 01/01/2007 to 12/31/2007....................................   3.603515     3.694457        281,743
 01/01/2008 to 12/31/2008....................................   3.694457     2.195503        274,172
 01/01/2009 to 12/31/2009....................................   2.195503     2.840257        271,606
 01/01/2010 to 12/31/2010....................................   2.840257     3.117876        259,844
 01/01/2011 to 12/31/2011....................................   3.117876     2.933096        239,240
Davis Venture Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.723469     2.579391         24,718
 01/01/2002 to 12/31/2002....................................   2.579391     2.115126         83,313
 01/01/2003 to 12/31/2003....................................   2.115126     2.717278        186,217
 01/01/2004 to 12/31/2004....................................   2.717278     2.994202        211,415
 01/01/2005 to 12/31/2005....................................   2.994202     3.240652        201,782
 01/01/2006 to 12/31/2006....................................   3.240652     3.643348        176,762
 01/01/2007 to 12/31/2007....................................   3.643348     3.738461        158,512
 01/01/2008 to 12/31/2008....................................   3.738461     2.223933        133,700
 01/01/2009 to 12/31/2009....................................   2.223933     2.880901        114,751
 01/01/2010 to 12/31/2010....................................   2.880901     3.165478        100,958
 01/01/2011 to 12/31/2011....................................   3.165478     2.980673         79,589

                                                                1.75% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
FI Value Leaders Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...............................    2.214200     2.491778             0
 01/01/2005 to 12/31/2005...............................    2.491778     2.704105        10,968
 01/01/2006 to 12/31/2006...............................    2.704105     2.967172        19,938
 01/01/2007 to 12/31/2007...............................    2.967172     3.030278        22,097
 01/01/2008 to 12/31/2008...............................    3.030278     1.813265        22,046
 01/01/2009 to 12/31/2009...............................    1.813265     2.164652        21,653
 01/01/2010 to 12/31/2010...............................    2.164652     2.430825        22,149
 01/01/2011 to 12/31/2011...............................    2.430825     2.236229        22,575
FI Value Leaders Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................    2.525819     2.289129         2,385
 01/01/2002 to 12/31/2002...............................    2.289129     1.809350         4,199
 01/01/2003 to 12/31/2003...............................    1.809350     2.253454         2,026
 01/01/2004 to 12/31/2004...............................    2.253454     2.514566         6,254
 01/01/2005 to 12/31/2005...............................    2.514566     2.731219        16,611
 01/01/2006 to 12/31/2006...............................    2.731219     2.999822         9,416
 01/01/2007 to 12/31/2007...............................    2.999822     3.066631         9,631
 01/01/2008 to 12/31/2008...............................    3.066631     1.837094         9,437
 01/01/2009 to 12/31/2009...............................    1.837094     2.196210         9,880
 01/01/2010 to 12/31/2010...............................    2.196210     2.468833         9,589
 01/01/2011 to 12/31/2011...............................    2.468833     2.273303        24,357
Harris Oakmark International Sub-Account (Class B)/(6)/
 05/01/2003 to 12/31/2003...............................    0.870354     1.166319        10,812
 01/01/2004 to 12/31/2004...............................    1.166319     1.381253        90,003
 01/01/2005 to 12/31/2005...............................    1.381253     1.550602       248,819
 01/01/2006 to 12/31/2006...............................    1.550602     1.963370       277,125
 01/01/2007 to 12/31/2007...............................    1.963370     1.907544       240,339
 01/01/2008 to 12/31/2008...............................    1.907544     1.108020       268,163
 01/01/2009 to 12/31/2009...............................    1.108020     1.688315       277,020
 01/01/2010 to 12/31/2010...............................    1.688315     1.931459       250,682
 01/01/2011 to 12/31/2011...............................    1.931459     1.627432       253,749
Harris Oakmark International Sub-Account (Class E)/(7)/
 05/01/2002 to 12/31/2002...............................    1.057541     0.879995            95
 01/01/2003 to 12/31/2003...............................    0.879995     1.168691        21,408
 01/01/2004 to 12/31/2004...............................    1.168691     1.385947        69,855
 01/01/2005 to 12/31/2005...............................    1.385947     1.556376        48,223
 01/01/2006 to 12/31/2006...............................    1.556376     1.972768        34,363
 01/01/2007 to 12/31/2007...............................    1.972768     1.918976        45,500
 01/01/2008 to 12/31/2008...............................    1.918976     1.115758        38,832
 01/01/2009 to 12/31/2009...............................    1.115758     1.702348        14,714
 01/01/2010 to 12/31/2010...............................    1.702348     1.948950        13,518
 01/01/2011 to 12/31/2011...............................    1.948950     1.644769        22,255
Janus Forty Sub-Account
 04/30/2007 to 12/31/2007...............................  135.246249   165.551600             0
 01/01/2008 to 12/31/2008...............................  165.551600    94.353216           976
 01/01/2009 to 12/31/2009...............................   94.353216   132.449866         1,067
 01/01/2010 to 12/31/2010...............................  132.449866   142.383984         1,133
 01/01/2011 to 12/31/2011...............................  142.383984   129.361723         1,082

                                                                1.75% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
Invesco Small Cap Growth Sub-account
 05/01/2002 to 12/31/2002...............................   1.119992     0.843658          2,402
 01/01/2003 to 12/31/2003...............................   0.843658     1.151241         16,115
 01/01/2004 to 12/31/2004...............................   1.151241     1.203982         88,267
 01/01/2005 to 12/31/2005...............................   1.203982     1.280953         75,044
 01/01/2006 to 12/31/2006...............................   1.280953     1.437318         87,745
 01/01/2007 to 12/31/2007...............................   1.437318     1.568605         82,636
 01/01/2008 to 12/31/2008...............................   1.568605     0.944369         79,538
 01/01/2009 to 12/31/2009...............................   0.944369     1.241830         78,456
 01/01/2010 to 12/31/2010...............................   1.241830     1.539813         65,059
 01/01/2011 to 12/31/2011...............................   1.539813     1.496795        141,184
Jennison Growth Sub-Account (Class B)
 05/01/2005 to 12/31/2005...............................   0.399839     0.479176          4,640
 01/01/2006 to 12/31/2006...............................   0.479176     0.482769          5,186
 01/01/2007 to 12/31/2007...............................   0.482769     0.528373          5,827
 01/01/2008 to 12/31/2008...............................   0.528373     0.329433          6,547
 01/01/2009 to 12/31/2009...............................   0.329433     0.451792          7,442
 01/01/2010 to 12/31/2010...............................   0.451792     0.494187          4,583
 01/01/2011 to 12/31/2011...............................   0.494187     0.486708        148,318
Jennison Growth Subaccount (Class B)/(8)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class B))
 05/01/2004 to 12/31/2004...............................   0.416677     0.433984              0
 01/01/2005 to 04/30/2005...............................   0.433984     0.395061              0
Jennison Growth Sub-Account (Class E)
 05/01/2005 to 12/31/2005...............................   0.400119     0.480206         72,925
 01/01/2006 to 12/31/2006...............................   0.480206     0.484161         65,534
 01/01/2007 to 12/31/2007...............................   0.484161     0.530634         37,428
 01/01/2008 to 12/31/2008...............................   0.530634     0.330701         48,966
 01/01/2009 to 12/31/2009...............................   0.330701     0.454567         31,712
 01/01/2010 to 12/31/2010...............................   0.454567     0.497793         30,477
 01/01/2011 to 12/31/2011...............................   0.497793     0.490677         29,559
Jennison Growth Subaccount (Class E)/(9)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class E))
 07/02/2001 to 12/31/2001...............................   0.572129     0.489463          9,969
 01/01/2002 to 12/31/2002...............................   0.489463     0.341629         47,944
 01/01/2003 to 12/31/2003...............................   0.341629     0.421983         80,148
 01/01/2004 to 12/31/2004...............................   0.421983     0.433993         74,239
 01/01/2005 to 04/30/2005...............................   0.433993     0.398997              0
Lazard Mid Cap Sub-Account
 05/01/2002 to 12/31/2002...............................   1.137471     0.962451             88
 01/01/2003 to 12/31/2003...............................   0.962451     1.193316         64,371
 01/01/2004 to 12/31/2004...............................   1.193316     1.341436        111,251
 01/01/2005 to 12/31/2005...............................   1.341436     1.424464        124,480
 01/01/2006 to 12/31/2006...............................   1.424464     1.605244         99,789
 01/01/2007 to 12/31/2007...............................   1.605244     1.534496         84,250
 01/01/2008 to 12/31/2008...............................   1.534496     0.930289        152,065
 01/01/2009 to 12/31/2009...............................   0.930289     1.250208        113,247
 01/01/2010 to 12/31/2010...............................   1.250208     1.509365        108,898
 01/01/2011 to 12/31/2011...............................   1.509365     1.404975        121,282

                                                                           1.75% VARIABLE ACCOUNT CHARGE
                                                                    --------------------------------------------
                                                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                                                     UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                    AT BEGINNING    AT END    OUTSTANDING AT END
                                                                     OF PERIOD    OF PERIOD       OF PERIOD
                                                                    ------------ ------------ ------------------
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Partners Aggressive Growth
  Sub-Account/(5)(13)/)
 07/02/2001 to 12/31/2001..........................................   0.951163     0.772873         10,431
 01/01/2002 to 12/31/2002..........................................   0.772873     0.525388         40,581
 01/01/2003 to 12/31/2003..........................................   0.525388     0.670658         87,936
 01/01/2004 to 12/31/2004..........................................   0.670658     0.714616         93,534
 01/01/2005 to 12/31/2005..........................................   0.714616     0.797594        186,763
 01/01/2006 to 12/31/2006..........................................   0.797594     0.770168        230,361
 01/01/2007 to 12/31/2007..........................................   0.770168     0.773889        159,337
 01/01/2008 to 12/31/2008..........................................   0.773889     0.463458         83,431
 01/01/2009 to 12/31/2009..........................................   0.463458     0.605531        121,197
 01/01/2010 to 12/31/2010..........................................   0.605531     0.736572        156,729
 01/01/2011 to 12/31/2011..........................................   0.736572     0.747326        146,515
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Value Equity Sub-Account (Class B)/(16)/)
 05/01/2006 to 12/31/2006..........................................   9.127749     9.763018              0
 01/01/2007 to 12/31/2007..........................................   9.763018     9.026099              0
 01/01/2008 to 12/31/2008..........................................   9.026099     4.025029              0
 01/01/2009 to 12/31/2009..........................................   4.025029     5.456988              0
 01/01/2010 to 12/31/2010..........................................   5.456988     5.755687              0
 01/01/2011 to 04/29/2011..........................................   5.755687     6.113100              0
Legg Mason ClearBridge Aggressive Growth Sub-Account
  (Class E)
 05/02/2011 to 12/31/2011..........................................   0.617903     0.559201         68,762
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
  (previously Legg Mason Value Equity Sub-Account (Class E)/(17)/)
 05/01/2006 to 12/31/2006..........................................   0.920321     0.984748         20,198
 01/01/2007 to 12/31/2007..........................................   0.984748     0.911338              0
 01/01/2008 to 12/31/2008..........................................   0.911338     0.406743              0
 01/01/2009 to 12/31/2009..........................................   0.406743     0.551415              0
 01/01/2010 to 12/31/2010..........................................   0.551415     0.581813              0
 01/01/2011 to 04/29/2011..........................................   0.581813     0.617992              0
Loomis Sayles Small Cap Core Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004..........................................   2.261212     2.556283         38,448
 01/01/2005 to 12/31/2005..........................................   2.556283     2.679782         58,542
 01/01/2006 to 12/31/2006..........................................   2.679782     3.065157         27,179
 01/01/2007 to 12/31/2007..........................................   3.065157     3.361812         22,685
 01/01/2008 to 12/31/2008..........................................   3.361812     2.112218         23,428
 01/01/2009 to 12/31/2009..........................................   2.112218     2.696738         23,462
 01/01/2010 to 12/31/2010..........................................   2.696738     3.371036         20,340
 01/01/2011 to 12/31/2011..........................................   3.371036     3.323892         19,938
Loomis Sayles Small Cap Core Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001..........................................   2.315655     2.187411         28,649
 01/01/2002 to 12/31/2002..........................................   2.187411     1.684230         87,636
 01/01/2003 to 12/31/2003..........................................   1.684230     2.255498        142,245
 01/01/2004 to 12/31/2004..........................................   2.255498     2.575436        151,792
 01/01/2005 to 12/31/2005..........................................   2.575436     2.702260        100,066
 01/01/2006 to 12/31/2006..........................................   2.702260     3.093834         75,733
 01/01/2007 to 12/31/2007..........................................   3.093834     3.396484         56,077
 01/01/2008 to 12/31/2008..........................................   3.396484     2.136150         30,933
 01/01/2009 to 12/31/2009..........................................   2.136150     2.729892         23,261
 01/01/2010 to 12/31/2010..........................................   2.729892     3.415979         18,937
 01/01/2011 to 12/31/2011..........................................   3.415979     3.371624         20,498

                                                             1.75% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Loomis Sayles Small Cap Growth Sub-Account
 07/02/2001 to 12/31/2001............................   0.953154     0.877663          4,721
 01/01/2002 to 12/31/2002............................   0.877663     0.620592        174,872
 01/01/2003 to 12/31/2003............................   0.620592     0.881848        118,928
 01/01/2004 to 12/31/2004............................   0.881848     0.963104        135,981
 01/01/2005 to 12/31/2005............................   0.963104     0.988003        138,822
 01/01/2006 to 12/31/2006............................   0.988003     1.065279        151,858
 01/01/2007 to 12/31/2007............................   1.065279     1.091862        136,058
 01/01/2008 to 12/31/2008............................   1.091862     0.629661        131,626
 01/01/2009 to 12/31/2009............................   0.629661     0.802353        123,004
 01/01/2010 to 12/31/2010............................   0.802353     1.035601         90,867
 01/01/2011 to 12/31/2011............................   1.035601     1.045609        160,045
Lord Abbett Bond Debenture Sub-Account
 07/02/2001 to 12/31/2001............................   1.338725     1.343890         38,193
 01/01/2002 to 12/31/2002............................   1.343890     1.313005        209,548
 01/01/2003 to 12/31/2003............................   1.313005     1.537430        232,356
 01/01/2004 to 12/31/2004............................   1.537430     1.634064        377,650
 01/01/2005 to 12/31/2005............................   1.634064     1.629774        419,612
 01/01/2006 to 12/31/2006............................   1.629774     1.748086        607,140
 01/01/2007 to 12/31/2007............................   1.748086     1.830104        334,563
 01/01/2008 to 12/31/2008............................   1.830104     1.463727        258,663
 01/01/2009 to 12/31/2009............................   1.463727     1.967264        215,488
 01/01/2010 to 12/31/2010............................   1.967264     2.183795        177,262
 01/01/2011 to 12/31/2011............................   2.183795     2.241688        183,402
Met/Artisan Mid Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   2.898327     3.137798         61,517
 01/01/2005 to 12/31/2005............................   3.137798     3.382855         84,795
 01/01/2006 to 12/31/2006............................   3.382855     3.729010         79,792
 01/01/2007 to 12/31/2007............................   3.729010     3.404734         76,457
 01/01/2008 to 12/31/2008............................   3.404734     1.802078         54,773
 01/01/2009 to 12/31/2009............................   1.802078     2.500356         60,601
 01/01/2010 to 12/31/2010............................   2.500356     2.819659         55,473
 01/01/2011 to 12/31/2011............................   2.819659     2.950684         54,552
Met/Artisan Mid Cap Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   2.437546     2.549392         37,773
 01/01/2002 to 12/31/2002............................   2.549392     2.280051        155,827
 01/01/2003 to 12/31/2003............................   2.280051     2.967584        250,141
 01/01/2004 to 12/31/2004............................   2.967584     3.200907        299,987
 01/01/2005 to 12/31/2005............................   3.200907     3.454213        275,447
 01/01/2006 to 12/31/2006............................   3.454213     3.811492        198,711
 01/01/2007 to 12/31/2007............................   3.811492     3.483518        155,645
 01/01/2008 to 12/31/2008............................   3.483518     1.845607        133,661
 01/01/2009 to 12/31/2009............................   1.845607     2.563252         98,448
 01/01/2010 to 12/31/2010............................   2.563252     2.893422         90,068
 01/01/2011 to 12/31/2011............................   2.893422     3.030932         88,581
Met/Franklin Income Sub-Account
 04/28/2008 to 12/31/2008............................   9.998082     7.967157              0
 01/01/2009 to 12/31/2009............................   7.967157    10.007640              0
 01/01/2010 to 12/31/2010............................  10.007640    10.996526              0
 01/01/2011 to 12/31/2011............................  10.996526    11.036788              0
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011............................   9.987604     9.743895              0

                                                                       1.75% VARIABLE ACCOUNT CHARGE
                                                                --------------------------------------------
                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                AT BEGINNING    AT END    OUTSTANDING AT END
                                                                 OF PERIOD    OF PERIOD       OF PERIOD
                                                                ------------ ------------ ------------------
Met/Franklin Mutual Shares Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998082     6.584222              0
 01/01/2009 to 12/31/2009......................................   6.584222     8.080016              0
 01/01/2010 to 12/31/2010......................................   8.080016     8.815149              0
 01/01/2011 to 12/31/2011......................................   8.815149     8.615160              0
Met/Franklin Templeton Founding Strategy Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998082     7.016687              0
 01/01/2009 to 12/31/2009......................................   7.016687     8.863588              0
 01/01/2010 to 12/31/2010......................................   8.863588     9.584867              0
 01/01/2011 to 12/31/2011......................................   9.584867     9.253106              0
Met/Templeton Growth Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998082     6.553441              0
 01/01/2009 to 12/31/2009......................................   6.553441     8.540458              0
 01/01/2010 to 12/31/2010......................................   8.540458     9.035119              0
 01/01/2011 to 12/31/2011......................................   9.035119     8.266309            253
MetLife Aggressive Strategy Sub-Account
 05/02/2011 to 12/31/2011......................................  11.907523    10.174174          7,794
MetLife Aggressive Strategy Sub-Account
  (previously MetLife Aggressive Allocation Sub-Account/(18)/)
 05/01/2005 to 12/31/2005......................................   9.998562    11.124432              0
 01/01/2006 to 12/31/2006......................................  11.124432    12.643798            360
 01/01/2007 to 12/31/2007......................................  12.643798    12.829381          2,017
 01/01/2008 to 12/31/2008......................................  12.829381     7.506994              0
 01/01/2009 to 12/31/2009......................................   7.506994     9.699667              0
 01/01/2010 to 12/31/2010......................................   9.699667    11.027054              0
 01/01/2011 to 04/29/2011......................................  11.027054    11.943594              0
MetLife Conservative Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998562    10.275574              0
 01/01/2006 to 12/31/2006......................................  10.275574    10.793634              0
 01/01/2007 to 12/31/2007......................................  10.793634    11.196241          4,335
 01/01/2008 to 12/31/2008......................................  11.196241     9.418609          6,179
 01/01/2009 to 12/31/2009......................................   9.418609    11.154918         45,592
 01/01/2010 to 12/31/2010......................................  11.154918    12.063294         25,645
 01/01/2011 to 12/31/2011......................................  12.063294    12.240045          5,876
MetLife Conservative to Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998562    10.492993              0
 01/01/2006 to 12/31/2006......................................  10.492993    11.283030         14,757
 01/01/2007 to 12/31/2007......................................  11.283030    11.619636         15,454
 01/01/2008 to 12/31/2008......................................  11.619636     8.951737        104,152
 01/01/2009 to 12/31/2009......................................   8.951737    10.879203        103,869
 01/01/2010 to 12/31/2010......................................  10.879203    11.922783        149,688
 01/01/2011 to 12/31/2011......................................  11.922783    11.839290        149,561
MetLife Mid Cap Stock Index Sub-Account
 07/02/2001 to 12/31/2001......................................   1.047323     1.024468         11,128
 01/01/2002 to 12/31/2002......................................   1.024468     0.854588        105,536
 01/01/2003 to 12/31/2003......................................   0.854588     1.129909        134,757
 01/01/2004 to 12/31/2004......................................   1.129909     1.284793        241,100
 01/01/2005 to 12/31/2005......................................   1.284793     1.414342        266,741
 01/01/2006 to 12/31/2006......................................   1.414342     1.526437        287,990
 01/01/2007 to 12/31/2007......................................   1.526437     1.612552        266,076
 01/01/2008 to 12/31/2008......................................   1.612552     1.008066        182,281
 01/01/2009 to 12/31/2009......................................   1.008066     1.354871        166,571
 01/01/2010 to 12/31/2010......................................   1.354871     1.677478        169,319
 01/01/2011 to 12/31/2011......................................   1.677478     1.612377        151,629

                                                              1.75% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
MetLife Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998562    10.723254         56,832
 01/01/2006 to 12/31/2006.............................  10.723254    11.785315        131,284
 01/01/2007 to 12/31/2007.............................  11.785315    12.083058        205,087
 01/01/2008 to 12/31/2008.............................  12.083058     8.473208        247,919
 01/01/2009 to 12/31/2009.............................   8.473208    10.535209        148,743
 01/01/2010 to 12/31/2010.............................  10.535209    11.716081        145,272
 01/01/2011 to 12/31/2011.............................  11.716081    11.355654        176,727
MetLife Moderate to Aggressive Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998562    10.948585            215
 01/01/2006 to 12/31/2006.............................  10.948585    12.288704         42,082
 01/01/2007 to 12/31/2007.............................  12.288704    12.539237         57,458
 01/01/2008 to 12/31/2008.............................  12.539237     7.994300        202,218
 01/01/2009 to 12/31/2009.............................   7.994300    10.141127        184,151
 01/01/2010 to 12/31/2010.............................  10.141127    11.430115        216,267
 01/01/2011 to 12/31/2011.............................  11.430115    10.808540        148,068
MetLife Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   3.640953     3.367114          1,602
 01/01/2002 to 12/31/2002.............................   3.367114     2.563650         12,885
 01/01/2003 to 12/31/2003.............................   2.563650     3.221364         43,016
 01/01/2004 to 12/31/2004.............................   3.221364     3.490703         64,423
 01/01/2005 to 12/31/2005.............................   3.490703     3.580420         97,762
 01/01/2006 to 12/31/2006.............................   3.580420     4.052796        100,301
 01/01/2007 to 12/31/2007.............................   4.052796     4.180212        101,371
 01/01/2008 to 12/31/2008.............................   4.180212     2.577011         61,718
 01/01/2009 to 12/31/2009.............................   2.577011     3.188693         58,321
 01/01/2010 to 12/31/2010.............................   3.188693     3.587451         70,983
 01/01/2011 to 12/31/2011.............................   3.587451     3.582993         92,438
MFS(R) Investors Trust Sub-Account (Class B)/(11)/
 05/01/2004 to 12/31/2004.............................   7.556583     8.357337              0
 01/01/2005 to 12/31/2005.............................   8.357337     8.779589              0
 01/01/2006 to 04/30/2006.............................   8.779589     9.165521              0
MFS(R) Investors Trust Sub-Account (Class E)/(11)/
 07/02/2001 to 12/31/2001.............................   0.888009     0.821799              0
 01/01/2002 to 12/31/2002.............................   0.821799     0.644076            113
 01/01/2003 to 12/31/2003.............................   0.644076     0.768987              0
 01/01/2004 to 12/31/2004.............................   0.768987     0.840830         20,198
 01/01/2005 to 12/31/2005.............................   0.840830     0.885065         20,198
 01/01/2006 to 04/30/2006.............................   0.885065     0.924271              0
MFS(R) Investors Trust Sub-Account/(2)(11)/
  (previously MFS(R) Research Managers Sub-Account)
 07/02/2001 to 12/31/2001.............................   0.968779     0.867885              0
 01/01/2002 to 12/31/2002.............................   0.867885     0.646387         34,021
 01/01/2003 to 12/31/2003.............................   0.646387     0.787096         41,109
 01/01/2004 to 04/30/2004.............................   0.787096     0.800424         47,051

                                                  1.75% VARIABLE ACCOUNT CHARGE
                                           --------------------------------------------
                                           ACCUMULATION ACCUMULATION     NUMBER OF
                                            UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                           AT BEGINNING    AT END    OUTSTANDING AT END
                                            OF PERIOD    OF PERIOD       OF PERIOD
                                           ------------ ------------ ------------------
MFS(R) Research International Sub-Account
 07/02/2001 to 12/31/2001.................   0.925357     0.845217          9,822
 01/01/2002 to 12/31/2002.................   0.845217     0.732535         63,544
 01/01/2003 to 12/31/2003.................   0.732535     0.950484         66,468
 01/01/2004 to 12/31/2004.................   0.950484     1.116635        190,556
 01/01/2005 to 12/31/2005.................   1.116635     1.277525        182,570
 01/01/2006 to 12/31/2006.................   1.277525     1.588911        141,246
 01/01/2007 to 12/31/2007.................   1.588911     1.768702        113,491
 01/01/2008 to 12/31/2008.................   1.768702     1.001639        242,984
 01/01/2009 to 12/31/2009.................   1.001639     1.294955        219,009
 01/01/2010 to 12/31/2010.................   1.294955     1.417630        207,493
 01/01/2011 to 12/31/2011.................   1.417630     1.243822        256,759
MFS(R) Total Return Sub-Account
 05/01/2004 to 12/31/2004.................   3.463946     3.757780        748,598
 01/01/2005 to 12/31/2005.................   3.757780     3.798047         29,289
 01/01/2006 to 12/31/2006.................   3.798047     4.177733         64,920
 01/01/2007 to 12/31/2007.................   4.177733     4.273893         26,627
 01/01/2008 to 12/31/2008.................   4.273893     3.261008          9,893
 01/01/2009 to 12/31/2009.................   3.261008     3.790971          8,216
 01/01/2010 to 12/31/2010.................   3.790971     4.090229          5,131
 01/01/2011 to 12/31/2011.................   4.090229     4.106201          6,594
MFS(R) Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.................   1.190373     1.281597         65,000
 01/01/2005 to 12/31/2005.................   1.281597     1.238642        126,276
 01/01/2006 to 12/31/2006.................   1.238642     1.434340        176,329
 01/01/2007 to 12/31/2007.................   1.434340     1.352580        174,040
 01/01/2008 to 12/31/2008.................   1.352580     0.881108         89,792
 01/01/2009 to 12/31/2009.................   0.881108     1.044050         43,430
 01/01/2010 to 12/31/2010.................   1.044050     1.140640         29,607
 01/01/2011 to 12/31/2011.................   1.140640     1.128055         41,488
MFS(R) Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002.................   1.169719     0.957165          6,240
 01/01/2003 to 12/31/2003.................   0.957165     1.178909        133,374
 01/01/2004 to 12/31/2004.................   1.178909     1.289198        194,259
 01/01/2005 to 12/31/2005.................   1.289198     1.247353        171,490
 01/01/2006 to 12/31/2006.................   1.247353     1.445591        171,979
 01/01/2007 to 12/31/2007.................   1.445591     1.364574        165,072
 01/01/2008 to 12/31/2008.................   1.364574     0.890156        146,342
 01/01/2009 to 12/31/2009.................   0.890156     1.055523        150,524
 01/01/2010 to 12/31/2010.................   1.055523     1.153944        150,826
 01/01/2011 to 12/31/2011.................   1.153944     1.143104        150,819
MFS(R) Total Return Sub-Account/(1)/
  (previously Balanced Sub-Account)
 07/02/2001 to 12/31/2001.................   1.464563     1.435667          1,192
 01/01/2002 to 12/31/2002.................   1.435667     1.217133         66,379
 01/01/2003 to 12/31/2003.................   1.217133     1.430821         95,693
 01/01/2004 to 04/30/2004.................   1.430821     1.416697         76,285

                                                                      1.75% VARIABLE ACCOUNT CHARGE
                                                               --------------------------------------------
                                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                                UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                               AT BEGINNING    AT END    OUTSTANDING AT END
                                                                OF PERIOD    OF PERIOD       OF PERIOD
                                                               ------------ ------------ ------------------
Morgan Stanley EAFE(R) Index Sub-Account
 07/02/2001 to 12/31/2001.....................................   0.935900     0.842180         11,455
 01/01/2002 to 12/31/2002.....................................   0.842180     0.688853         24,171
 01/01/2003 to 12/31/2003.....................................   0.688853     0.928722         92,621
 01/01/2004 to 12/31/2004.....................................   0.928722     1.088442        170,719
 01/01/2005 to 12/31/2005.....................................   1.088442     1.207937        150,731
 01/01/2006 to 12/31/2006.....................................   1.207937     1.489098        146,976
 01/01/2007 to 12/31/2007.....................................   1.489098     1.617054        100,201
 01/01/2008 to 12/31/2008.....................................   1.617054     0.918390        101,183
 01/01/2009 to 12/31/2009.....................................   0.918390     1.157745        235,547
 01/01/2010 to 12/31/2010.....................................   1.157745     1.227698        234,249
 01/01/2011 to 12/31/2011.....................................   1.227698     1.053830        109,390
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010.....................................   1.229382     1.424514         75,641
 01/01/2011 to 12/31/2011.....................................   1.424514     1.302952         95,757
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account/(4)/)
 05/01/2002 to 12/31/2002.....................................   1.000000     0.808467            100
 01/01/2003 to 12/31/2003.....................................   0.808467     1.128826          1,646
 01/01/2004 to 04/30/2004.....................................   1.128826     1.117321         29,700
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account/(3)/))
 07/02/2001 to 12/31/2001.....................................   1.850647     1.522653          1,120
 01/01/2002 to 12/31/2002.....................................   1.522653     1.059709          7,895
 01/01/2003 to 12/31/2003.....................................   1.059709     1.398268         16,456
 01/01/2004 to 12/31/2004.....................................   1.398268     1.605146         76,130
 01/01/2005 to 12/31/2005.....................................   1.605146     1.682482         88,921
 01/01/2006 to 12/31/2006.....................................   1.682482     1.844474         77,933
 01/01/2007 to 12/31/2007.....................................   1.844474     1.959295         74,024
 01/01/2008 to 12/31/2008.....................................   1.959295     0.858003         83,938
 01/01/2009 to 12/31/2009.....................................   0.858003     1.125836         82,106
 01/01/2010 to 04/30/2010.....................................   1.125836     1.217099              0
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class B)/(8)(15)/)
 05/01/2004 to 12/31/2004.....................................   1.589679     1.784294        148,765
 01/01/2005 to 12/31/2005.....................................   1.784294     1.821985        203,709
 01/01/2006 to 12/31/2006.....................................   1.821985     2.084860        205,388
 01/01/2007 to 12/31/2007.....................................   2.084860     1.972871        177,221
 01/01/2008 to 12/31/2008.....................................   1.972871     1.191117        151,263
 01/01/2009 to 12/31/2009.....................................   1.191117     1.320669        143,697
 01/01/2010 to 12/31/2010.....................................   1.320669     1.574738        138,404
 01/01/2011 to 12/31/2011.....................................   1.574738     1.632690        124,034

                                                            1.75% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class E)/(9)(15)/)
 07/02/2001 to 12/31/2001...........................   1.423799     1.390747         20,109
 01/01/2002 to 12/31/2002...........................   1.390747     1.072963        127,030
 01/01/2003 to 12/31/2003...........................   1.072963     1.580633        210,395
 01/01/2004 to 12/31/2004...........................   1.580633     1.788704        335,614
 01/01/2005 to 12/31/2005...........................   1.788704     1.827306        319,903
 01/01/2006 to 12/31/2006...........................   1.827306     2.094525        284,755
 01/01/2007 to 12/31/2007...........................   2.094525     1.984371        228,249
 01/01/2008 to 12/31/2008...........................   1.984371     1.199122        194,841
 01/01/2009 to 12/31/2009...........................   1.199122     1.330568        184,309
 01/01/2010 to 12/31/2010...........................   1.330568     1.587988        148,580
 01/01/2011 to 12/31/2011...........................   1.587988     1.647236        192,539
Neuberger Berman Mid Cap Value Sub-Account
 07/02/2001 to 12/31/2001...........................   1.536596     1.484349              0
 01/01/2002 to 12/31/2002...........................   1.484349     1.313988         26,949
 01/01/2003 to 12/31/2003...........................   1.313988     1.758158         63,043
 01/01/2004 to 12/31/2004...........................   1.758158     2.119071        112,493
 01/01/2005 to 12/31/2005...........................   2.119071     2.330802        161,509
 01/01/2006 to 12/31/2006...........................   2.330802     2.546952        163,271
 01/01/2007 to 12/31/2007...........................   2.546952     2.582378        145,254
 01/01/2008 to 12/31/2008...........................   2.582378     1.332715        164,885
 01/01/2009 to 12/31/2009...........................   1.332715     1.934818        154,822
 01/01/2010 to 12/31/2010...........................   1.934818     2.396552        153,177
 01/01/2011 to 12/31/2011...........................   2.396552     2.197877        156,531
Oppenheimer Capital Appreciation Sub-Account
 05/01/2005 to 12/31/2005...........................   7.831187     8.483521              0
 01/01/2006 to 12/31/2006...........................   8.483521     8.971660              0
 01/01/2007 to 12/31/2007...........................   8.971660    10.074807              0
 01/01/2008 to 12/31/2008...........................  10.074807     5.351588          1,271
 01/01/2009 to 12/31/2009...........................   5.351588     7.556970          1,260
 01/01/2010 to 12/31/2010...........................   7.556970     8.123726          1,252
 01/01/2011 to 12/31/2011...........................   8.123726     7.872869          1,244
Oppenheimer Global Equity Sub-Account
 05/01/2004 to 12/31/2004...........................  12.436666    14.312817            198
 01/01/2005 to 12/31/2005...........................  14.312817    16.312769          1,060
 01/01/2006 to 12/31/2006...........................  16.312769    18.651755          5,079
 01/01/2007 to 12/31/2007...........................  18.651755    19.474022          3,827
 01/01/2008 to 12/31/2008...........................  19.474022    11.374184          3,856
 01/01/2009 to 12/31/2009...........................  11.374184    15.625418          3,077
 01/01/2010 to 12/31/2010...........................  15.625418    17.800035          4,388
 01/01/2011 to 12/31/2011...........................  17.800035    16.021549          4,749
PIMCO Inflation Protected Bond Sub-Account
 05/01/2006 to 12/31/2006...........................  10.880512    10.961390              0
 01/01/2007 to 12/31/2007...........................  10.961390    11.933207              0
 01/01/2008 to 12/31/2008...........................  11.933207    10.917812          7,652
 01/01/2009 to 12/31/2009...........................  10.917812    12.664809          9,225
 01/01/2010 to 12/31/2010...........................  12.664809    13.411021          4,958
 01/01/2011 to 12/31/2011...........................  13.411021    14.647269          4,275

                                               1.75% VARIABLE ACCOUNT CHARGE
                                        --------------------------------------------
                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                         OF PERIOD    OF PERIOD       OF PERIOD
                                        ------------ ------------ ------------------
PIMCO Total Return Sub-Account
 07/02/2001 to 12/31/2001..............   1.006224     1.050481          67,026
 01/01/2002 to 12/31/2002..............   1.050481     1.128196         209,548
 01/01/2003 to 12/31/2003..............   1.128196     1.156359         600,340
 01/01/2004 to 12/31/2004..............   1.156359     1.192840         980,317
 01/01/2005 to 12/31/2005..............   1.192840     1.198549       1,194,322
 01/01/2006 to 12/31/2006..............   1.198549     1.231023       1,062,443
 01/01/2007 to 12/31/2007..............   1.231023     1.301053       1,040,407
 01/01/2008 to 12/31/2008..............   1.301053     1.283663         850,289
 01/01/2009 to 12/31/2009..............   1.283663     1.488814         582,147
 01/01/2010 to 12/31/2010..............   1.488814     1.582526         589,232
 01/01/2011 to 12/31/2011..............   1.582526     1.604437         585,885
RCM Technology Sub-Account
 07/02/2001 to 12/31/2001..............   0.756868     0.607511             541
 01/01/2002 to 12/31/2002..............   0.607511     0.294110          48,205
 01/01/2003 to 12/31/2003..............   0.294110     0.455407         110,818
 01/01/2004 to 12/31/2004..............   0.455407     0.428188         250,575
 01/01/2005 to 12/31/2005..............   0.428188     0.467133         245,900
 01/01/2006 to 12/31/2006..............   0.467133     0.483593         239,089
 01/01/2007 to 12/31/2007..............   0.483593     0.624953       1,033,649
 01/01/2008 to 12/31/2008..............   0.624953     0.341104         149,173
 01/01/2009 to 12/31/2009..............   0.341104     0.532865         158,165
 01/01/2010 to 12/31/2010..............   0.532865     0.668622         195,848
 01/01/2011 to 12/31/2011..............   0.668622     0.592029         242,447
Russell 2000(R) Index Sub-Account
 07/02/2001 to 12/31/2001..............   1.206977     1.171534             179
 01/01/2002 to 12/31/2002..............   1.171534     0.913844          23,573
 01/01/2003 to 12/31/2003..............   0.913844     1.308508          99,526
 01/01/2004 to 12/31/2004..............   1.308508     1.509505         163,286
 01/01/2005 to 12/31/2005..............   1.509505     1.547185         203,208
 01/01/2006 to 12/31/2006..............   1.547185     1.787713         204,188
 01/01/2007 to 12/31/2007..............   1.787713     1.726587         175,221
 01/01/2008 to 12/31/2008..............   1.726587     1.125282         642,666
 01/01/2009 to 12/31/2009..............   1.125282     1.389505         411,182
 01/01/2010 to 12/31/2010..............   1.389505     1.728323         304,838
 01/01/2011 to 12/31/2011..............   1.728323     1.625586         210,166
SSgA Growth and Income ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.492026    11.112386               0
 01/01/2007 to 12/31/2007..............  11.112386    11.508070               0
 01/01/2008 to 12/31/2008..............  11.508070     8.474073               0
 01/01/2009 to 12/31/2009..............   8.474073    10.399444               0
 01/01/2010 to 12/31/2010..............  10.399444    11.469830               0
 01/01/2011 to 12/31/2011..............  11.469830    11.390862               0
SSgA Growth ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.682513    11.366084               0
 01/01/2007 to 12/31/2007..............  11.366084    11.795362               0
 01/01/2008 to 12/31/2008..............  11.795362     7.769023               0
 01/01/2009 to 12/31/2009..............   7.769023     9.855748               0
 01/01/2010 to 12/31/2010..............   9.855748    11.055654               0
 01/01/2011 to 12/31/2011..............  11.055654    10.632939           9,937

                                                              1.75% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
T. Rowe Price Large Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.095457     1.184306         51,500
 01/01/2005 to 12/31/2005.............................   1.184306     1.237459        147,785
 01/01/2006 to 12/31/2006.............................   1.237459     1.372704        171,064
 01/01/2007 to 12/31/2007.............................   1.372704     1.472196        170,721
 01/01/2008 to 12/31/2008.............................   1.472196     0.838973        207,463
 01/01/2009 to 12/31/2009.............................   0.838973     1.179225        204,402
 01/01/2010 to 12/31/2010.............................   1.179225     1.352802        176,301
 01/01/2011 to 12/31/2011.............................   1.352802     1.311632        186,274
T. Rowe Price Mid Cap Growth Sub-Account
 07/02/2001 to 12/31/2001.............................   0.929697     0.821174         21,033
 01/01/2002 to 12/31/2002.............................   0.821174     0.451565         97,033
 01/01/2003 to 12/31/2003.............................   0.451565     0.606324        140,811
 01/01/2004 to 12/31/2004.............................   0.606324     0.701969        275,114
 01/01/2005 to 12/31/2005.............................   0.701969     0.790727        370,784
 01/01/2006 to 12/31/2006.............................   0.790727     0.824943        364,831
 01/01/2007 to 12/31/2007.............................   0.824943     0.953522        300,706
 01/01/2008 to 12/31/2008.............................   0.953522     0.564501        258,258
 01/01/2009 to 12/31/2009.............................   0.564501     0.806947        207,638
 01/01/2010 to 12/31/2010.............................   0.806947     1.012476        165,800
 01/01/2011 to 12/31/2011.............................   1.012476     0.978553        230,331
T. Rowe Price Small Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.207441     1.284287          3,681
 01/01/2005 to 12/31/2005.............................   1.284287     1.397307         13,664
 01/01/2006 to 12/31/2006.............................   1.397307     1.422950         23,804
 01/01/2007 to 12/31/2007.............................   1.422950     1.531415         32,881
 01/01/2008 to 12/31/2008.............................   1.531415     0.958258         17,399
 01/01/2009 to 12/31/2009.............................   0.958258     1.305435         17,289
 01/01/2010 to 12/31/2010.............................   1.305435     1.727462         38,143
 01/01/2011 to 12/31/2011.............................   1.727462     1.722120         35,369
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.............................   1.804672     1.908760         51,649
 01/01/2005 to 12/31/2005.............................   1.908760     1.923788         95,345
 01/01/2006 to 12/31/2006.............................   1.923788     1.981726        351,332
 01/01/2007 to 12/31/2007.............................   1.981726     2.019285        154,535
 01/01/2008 to 12/31/2008.............................   2.019285     1.682107        133,117
 01/01/2009 to 12/31/2009.............................   1.682107     2.180109         97,181
 01/01/2010 to 12/31/2010.............................   2.180109     2.409130         92,787
 01/01/2011 to 12/31/2011.............................   2.409130     2.505589         90,515
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001.............................   1.516984     1.549379         38,272
 01/01/2002 to 12/31/2002.............................   1.549379     1.665060        132,507
 01/01/2003 to 12/31/2003.............................   1.665060     1.840643        154,353
 01/01/2004 to 12/31/2004.............................   1.840643     1.925771        164,886
 01/01/2005 to 12/31/2005.............................   1.925771     1.943023        160,582
 01/01/2006 to 12/31/2006.............................   1.943023     2.002106         89,916
 01/01/2007 to 12/31/2007.............................   2.002106     2.043684         59,980
 01/01/2008 to 12/31/2008.............................   2.043684     1.704622         53,629
 01/01/2009 to 12/31/2009.............................   1.704622     2.210686         42,794
 01/01/2010 to 12/31/2010.............................   2.210686     2.446572         40,203
 01/01/2011 to 12/31/2011.............................   2.446572     2.546702         48,985

                                                             1.75% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Western Asset Management U.S. Government Sub-Account
  (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.491645     1.523669         77,794
 01/01/2005 to 12/31/2005............................   1.523669     1.518134        234,270
 01/01/2006 to 12/31/2006............................   1.518134     1.550272        251,225
 01/01/2007 to 12/31/2007............................   1.550272     1.584674        284,515
 01/01/2008 to 12/31/2008............................   1.584674     1.548824        217,462
 01/01/2009 to 12/31/2009............................   1.548824     1.584056        146,016
 01/01/2010 to 12/31/2010............................   1.584056     1.642074        142,699
 01/01/2011 to 12/31/2011............................   1.642074     1.698634        127,794
Western Asset Management U.S. Government Sub-Account
  (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.401347     1.440939         61,324
 01/01/2002 to 12/31/2002............................   1.440939     1.523888        241,884
 01/01/2003 to 12/31/2003............................   1.523888     1.520638        298,044
 01/01/2004 to 12/31/2004............................   1.520638     1.536104        314,814
 01/01/2005 to 12/31/2005............................   1.536104     1.533371        287,868
 01/01/2006 to 12/31/2006............................   1.533371     1.566739        216,650
 01/01/2007 to 12/31/2007............................   1.566739     1.603031        210,026
 01/01/2008 to 12/31/2008............................   1.603031     1.568405        161,768
 01/01/2009 to 12/31/2009............................   1.568405     1.605708         77,316
 01/01/2010 to 12/31/2010............................   1.605708     1.667335         85,179
 01/01/2011 to 12/31/2011............................   1.667335     1.725030         51,684



                                                               2.00% VARIABLE ACCOUNT CHARGE
                                                        --------------------------------------------
                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                                         OF PERIOD    OF PERIOD       OF PERIOD
                                                        ------------ ------------ ------------------

American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006..............................  14.045577    14.684786         11,838
 01/01/2007 to 12/31/2007..............................  14.684786    14.871520          3,293
 01/01/2008 to 12/31/2008..............................  14.871520    13.213582          3,678
 01/01/2009 to 12/31/2009..............................  13.213582    14.584674          4,092
 01/01/2010 to 12/31/2010..............................  14.584674    15.217226          5,648
 01/01/2011 to 12/31/2011..............................  15.217226    15.827165          4,981
American Funds Global Small Capitalization Sub-Account
 07/02/2001 to 12/31/2001..............................   1.440175     1.325422          4,070
 01/01/2002 to 12/31/2002..............................   1.325422     1.051628         31,805
 01/01/2003 to 12/31/2003..............................   1.051628     1.582616         65,892
 01/01/2004 to 12/31/2004..............................   1.582616     1.875116        218,216
 01/01/2005 to 12/31/2005..............................   1.875116     2.304096        372,962
 01/01/2006 to 12/31/2006..............................   2.304096     2.801877        316,463
 01/01/2007 to 12/31/2007..............................   2.801877     3.334549        301,867
 01/01/2008 to 12/31/2008..............................   3.334549     1.519002        266,237
 01/01/2009 to 12/31/2009..............................   1.519002     2.401604        223,569
 01/01/2010 to 12/31/2010..............................   2.401604     2.881744        216,936
 01/01/2011 to 12/31/2011..............................   2.881744     2.283969        206,311

                                                 2.00% VARIABLE ACCOUNT CHARGE
                                          --------------------------------------------
                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                           OF PERIOD    OF PERIOD       OF PERIOD
                                          ------------ ------------ ------------------
American Funds Growth Sub-Account
 07/02/2001 to 12/31/2001................  11.697271    10.312989          9,898
 01/01/2002 to 12/31/2002................  10.312989     7.636492         41,293
 01/01/2003 to 12/31/2003................   7.636492    10.240627         77,558
 01/01/2004 to 12/31/2004................  10.240627    11.291691        133,562
 01/01/2005 to 12/31/2005................  11.291691    12.860999        183,013
 01/01/2006 to 12/31/2006................  12.860999    13.895143        166,701
 01/01/2007 to 12/31/2007................  13.895143    15.300201        154,808
 01/01/2008 to 12/31/2008................  15.300201     8.401982        144,836
 01/01/2009 to 12/31/2009................   8.401982    11.481442        136,833
 01/01/2010 to 12/31/2010................  11.481442    13.356663        120,588
 01/01/2011 to 12/31/2011................  13.356663    12.532737        110,816
American Funds Growth-Income Sub-Account
 07/02/2001 to 12/31/2001................   7.926827     7.670819         15,325
 01/01/2002 to 12/31/2002................   7.670819     6.139539         57,868
 01/01/2003 to 12/31/2003................   6.139539     7.969526        117,873
 01/01/2004 to 12/31/2004................   7.969526     8.621702        185,434
 01/01/2005 to 12/31/2005................   8.621702     8.944370        193,613
 01/01/2006 to 12/31/2006................   8.944370    10.100721        180,586
 01/01/2007 to 12/31/2007................  10.100721    10.398861        164,386
 01/01/2008 to 12/31/2008................  10.398861     6.334487        150,065
 01/01/2009 to 12/31/2009................   6.334487     8.148837        124,269
 01/01/2010 to 12/31/2010................   8.148837     8.900297        113,300
 01/01/2011 to 12/31/2011................   8.900297     8.564754        119,367



                                                             1.80% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------

American Funds(R) Balanced Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.008027     6.992356         25,748
 01/01/2009 to 12/31/2009............................   6.992356     8.881638        384,549
 01/01/2010 to 12/31/2010............................   8.881638     9.784098        402,472
 01/01/2011 to 12/31/2011............................   9.784098     9.405479        340,192
American Funds(R) Growth Allocation Sub-Account
 04/28/2008 to 12/31/2008............................   9.998027     6.342282        177,791
 01/01/2009 to 12/31/2009............................   6.342282     8.349533        314,724
 01/01/2010 to 12/31/2010............................   8.349533     9.306378        287,655
 01/01/2011 to 12/31/2011............................   9.306378     8.708073        265,381
American Funds(R) Moderate Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.018026     7.664231         53,851
 01/01/2009 to 12/31/2009............................   7.664231     9.288692        160,620
 01/01/2010 to 12/31/2010............................   9.288692    10.026861        162,907
 01/01/2011 to 12/31/2011............................  10.026861     9.867207        131,461
Artio International Stock Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.122006     1.278317         98,569
 01/01/2005 to 12/31/2005............................   1.278317     1.476392        116,395
 01/01/2006 to 12/31/2006............................   1.476392     1.685443        206,068
 01/01/2007 to 12/31/2007............................   1.685443     1.821884        200,483
 01/01/2008 to 12/31/2008............................   1.821884     0.997671        226,767
 01/01/2009 to 12/31/2009............................   0.997671     1.194326        198,233
 01/01/2010 to 12/31/2010............................   1.194326     1.253514        207,721
 01/01/2011 to 12/31/2011............................   1.253514     0.983318        225,054

                                                             1.80% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Artio International Stock Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.204593     1.098294               0
 01/01/2002 to 12/31/2002............................   1.098294     0.888585               0
 01/01/2003 to 12/31/2003............................   0.888585     1.116207         287,623
 01/01/2004 to 12/31/2004............................   1.116207     1.293735         452,489
 01/01/2005 to 12/31/2005............................   1.293735     1.496917         475,370
 01/01/2006 to 12/31/2006............................   1.496917     1.709355         722,928
 01/01/2007 to 12/31/2007............................   1.709355     1.850008         570,385
 01/01/2008 to 12/31/2008............................   1.850008     1.013804         356,371
 01/01/2009 to 12/31/2009............................   1.013804     1.214405         341,717
 01/01/2010 to 12/31/2010............................   1.214405     1.276694         326,032
 01/01/2011 to 12/31/2011............................   1.276694     1.003412         314,645
Barclays Capital Aggregate Bond Index Sub-Account
 07/02/2001 to 12/31/2001............................   1.085718     1.114758               0
 01/01/2002 to 12/31/2002............................   1.114758     1.203721               0
 01/01/2003 to 12/31/2003............................   1.203721     1.222219         441,288
 01/01/2004 to 12/31/2004............................   1.222219     1.246500         756,101
 01/01/2005 to 12/31/2005............................   1.246500     1.247009         916,786
 01/01/2006 to 12/31/2006............................   1.247009     1.271526         959,464
 01/01/2007 to 12/31/2007............................   1.271526     1.331902         888,328
 01/01/2008 to 12/31/2008............................   1.331902     1.381736         683,180
 01/01/2009 to 12/31/2009............................   1.381736     1.424668         513,358
 01/01/2010 to 12/31/2010............................   1.424668     1.478920         551,424
 01/01/2011 to 12/31/2011............................   1.478920     1.558401         540,454
BlackRock Aggressive Growth Sub-Account
 05/01/2004 to 12/31/2004............................  31.483151    34.812673             634
 01/01/2005 to 12/31/2005............................  34.812673    37.760615           1,985
 01/01/2006 to 12/31/2006............................  37.760615    39.487497           1,327
 01/01/2007 to 12/31/2007............................  39.487497    46.626945          21,493
 01/01/2008 to 12/31/2008............................  46.626945    24.800875           4,369
 01/01/2009 to 12/31/2009............................  24.800875    36.309052           2,980
 01/01/2010 to 12/31/2010............................  36.309052    41.008878           3,011
 01/01/2011 to 12/31/2011............................  41.008878    38.971843           3,373
BlackRock Bond Income Sub-Account
 07/02/2001 to 12/31/2001............................   3.533391     3.653767               0
 01/01/2002 to 12/31/2002............................   3.653767     3.881723               0
 01/01/2003 to 12/31/2003............................   3.881723     4.025325         913,492
 01/01/2004 to 12/31/2004............................   4.025325     4.118268       1,161,289
 01/01/2005 to 12/31/2005............................   4.118268     4.132153         656,918
 01/01/2006 to 12/31/2006............................   4.132153     4.226546         615,709
 01/01/2007 to 12/31/2007............................   4.226546     4.400722         577,278
 01/01/2008 to 12/31/2008............................   4.400722     4.163605         366,791
 01/01/2009 to 12/31/2009............................   4.163605     4.464882         291,261
 01/01/2010 to 12/31/2010............................   4.464882     4.739093         340,626
 01/01/2011 to 12/31/2011............................   4.739093     4.948227         297,802
BlackRock Diversified Sub-Account
 05/01/2004 to 12/31/2004............................  32.899771    35.402716             287
 01/01/2005 to 12/31/2005............................  35.402716    35.753163           1,849
 01/01/2006 to 12/31/2006............................  35.753163    38.715120           2,016
 01/01/2007 to 12/31/2007............................  38.715120    40.156345          19,227
 01/01/2008 to 12/31/2008............................  40.156345    29.592080           1,679
 01/01/2009 to 12/31/2009............................  29.592080    34.005431           4,098
 01/01/2010 to 12/31/2010............................  34.005431    36.510005           2,814
 01/01/2011 to 12/31/2011............................  36.510005    37.147107           1,833

                                                                     1.80% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Large Cap Core Sub-Account
 04/30/2007 to 12/31/2007....................................   7.099125     7.140861         35,850
 01/01/2008 to 12/31/2008....................................   7.140861     4.396612         28,434
 01/01/2009 to 12/31/2009....................................   4.396612     5.147123         38,031
 01/01/2010 to 12/31/2010....................................   5.147123     5.684984         40,410
 01/01/2011 to 12/31/2011....................................   5.684984     5.598022         33,423
BlackRock Large Cap Sub-Account
  (previously BlackRock Large Cap Sub-Account/(12)/)
 07/02/2001 to 12/31/2001....................................   6.586721     6.004076              0
 01/01/2002 to 12/31/2002....................................   6.004076     4.346981              0
 01/01/2003 to 12/31/2003....................................   4.346981     5.546336         24,426
 01/01/2004 to 12/31/2004....................................   5.546336     6.024424         34,878
 01/01/2005 to 12/31/2005....................................   6.024424     6.113516         56,975
 01/01/2006 to 12/31/2006....................................   6.113516     6.835440         42,007
 01/01/2007 to 04/27/2007....................................   6.835440     7.159196              0
BlackRock Large Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   1.060576     1.166912         77,406
 01/01/2005 to 12/31/2005....................................   1.166912     1.209847        204,817
 01/01/2006 to 12/31/2006....................................   1.209847     1.415637        240,399
 01/01/2007 to 12/31/2007....................................   1.415637     1.433751        212,842
 01/01/2008 to 12/31/2008....................................   1.433751     0.913715        185,191
 01/01/2009 to 12/31/2009....................................   0.913715     0.996615        285,776
 01/01/2010 to 12/31/2010....................................   0.996615     1.066212        277,307
 01/01/2011 to 12/31/2011....................................   1.066212     1.068696        252,499
BlackRock Large Cap Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002....................................   1.000000     0.790288              0
 01/01/2003 to 12/31/2003....................................   0.790288     1.051051        124,959
 01/01/2004 to 12/31/2004....................................   1.051051     1.169764        235,691
 01/01/2005 to 12/31/2005....................................   1.169764     1.214339        166,770
 01/01/2006 to 12/31/2006....................................   1.214339     1.421789        187,897
 01/01/2007 to 12/31/2007....................................   1.421789     1.441976        152,421
 01/01/2008 to 12/31/2008....................................   1.441976     0.919958        130,311
 01/01/2009 to 12/31/2009....................................   0.919958     1.004532        124,845
 01/01/2010 to 12/31/2010....................................   1.004532     1.075444        135,359
 01/01/2011 to 12/31/2011....................................   1.075444     1.078769        123,475
BlackRock Legacy Large Cap Growth Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.232851     2.440152          9,229
 01/01/2005 to 12/31/2005....................................   2.440152     2.558608         42,755
 01/01/2006 to 12/31/2006....................................   2.558608     2.610728         73,706
 01/01/2007 to 12/31/2007....................................   2.610728     3.036498         83,463
 01/01/2008 to 12/31/2008....................................   3.036498     1.887928         56,015
 01/01/2009 to 12/31/2009....................................   1.887928     2.531148         53,549
 01/01/2010 to 12/31/2010....................................   2.531148     2.970030         48,950
 01/01/2011 to 12/31/2011....................................   2.970030     2.650074         56,725
BlackRock Legacy Large Cap Growth Sub-Account (Class B)
  (formerly FI Large Cap Sub-Account/(14)/)
 05/01/2006 to 12/31/2006....................................  16.442460    16.589722            615
 01/01/2007 to 12/31/2007....................................  16.589722    16.898674            599
 01/01/2008 to 12/31/2008....................................  16.898674     9.136063            675
 01/01/2009 to 05/01/2009....................................   9.136063     9.521628              0

                                                                     1.80% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Legacy Large Cap Growth Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.910328     2.652904               0
 01/01/2002 to 12/31/2002....................................   2.652904     1.739501               0
 01/01/2003 to 12/31/2003....................................   1.739501     2.304886         267,041
 01/01/2004 to 12/31/2004....................................   2.304886     2.458494         384,762
 01/01/2005 to 12/31/2005....................................   2.458494     2.580205         269,629
 01/01/2006 to 12/31/2006....................................   2.580205     2.635612         221,057
 01/01/2007 to 12/31/2007....................................   2.635612     3.068310         198,405
 01/01/2008 to 12/31/2008....................................   3.068310     1.909600         156,926
 01/01/2009 to 12/31/2009....................................   1.909600     2.562432         138,043
 01/01/2010 to 12/31/2010....................................   2.562432     3.010617         110,869
 01/01/2011 to 12/31/2011....................................   3.010617     2.689002          95,310
BlackRock Money Market Sub-Account
 07/02/2001 to 12/31/2001....................................   2.062903     2.070343               0
 01/01/2002 to 12/31/2002....................................   2.070343     2.057093               0
 01/01/2003 to 12/31/2003....................................   2.057093     2.031611         363,801
 01/01/2004 to 12/31/2004....................................   2.031611     2.009917         776,610
 01/01/2005 to 12/31/2005....................................   2.009917     2.026210         635,276
 01/01/2006 to 12/31/2006....................................   2.026210     2.080737         844,050
 01/01/2007 to 12/31/2007....................................   2.080737     2.141800       2,595,950
 01/01/2008 to 12/31/2008....................................   2.141800     2.158164       1,366,121
 01/01/2009 to 12/31/2009....................................   2.158164     2.125030       1,200,100
 01/01/2010 to 12/31/2010....................................   2.125030     2.087120         789,471
 01/01/2011 to 12/31/2011....................................   2.087120     2.049987         640,593
Clarion Global Real Estate Sub-Account
 05/01/2004 to 12/31/2004....................................   9.998521    12.799274          13,918
 01/01/2005 to 12/31/2005....................................  12.799274    14.241861          63,448
 01/01/2006 to 12/31/2006....................................  14.241861    19.245665         148,772
 01/01/2007 to 12/31/2007....................................  19.245665    16.064120          82,026
 01/01/2008 to 12/31/2008....................................  16.064120     9.201824          61,552
 01/01/2009 to 12/31/2009....................................   9.201824    12.176868          57,781
 01/01/2010 to 12/31/2010....................................  12.176868    13.886119          50,703
 01/01/2011 to 12/31/2011....................................  13.886119    12.876948          44,693
Davis Venture Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.750474     2.952398         347,254
 01/01/2005 to 12/31/2005....................................   2.952398     3.189744         913,089
 01/01/2006 to 12/31/2006....................................   3.189744     3.581659       1,075,377
 01/01/2007 to 12/31/2007....................................   3.581659     3.670203       1,195,069
 01/01/2008 to 12/31/2008....................................   3.670203     2.179993       1,060,947
 01/01/2009 to 12/31/2009....................................   2.179993     2.818782       1,101,403
 01/01/2010 to 12/31/2010....................................   2.818782     3.092757       1,020,411
 01/01/2011 to 12/31/2011....................................   3.092757     2.908013         769,213
Davis Venture Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.714400     2.570126               0
 01/01/2002 to 12/31/2002....................................   2.570126     2.106467               0
 01/01/2003 to 12/31/2003....................................   2.106467     2.704803         558,882
 01/01/2004 to 12/31/2004....................................   2.704803     2.978962       1,024,789
 01/01/2005 to 12/31/2005....................................   2.978962     3.222551       1,036,111
 01/01/2006 to 12/31/2006....................................   3.222551     3.621192         905,169
 01/01/2007 to 12/31/2007....................................   3.621192     3.713858         813,817
 01/01/2008 to 12/31/2008....................................   3.713858     2.208187         646,174
 01/01/2009 to 12/31/2009....................................   2.208187     2.859072         589,722
 01/01/2010 to 12/31/2010....................................   2.859072     3.139924         518,677
 01/01/2011 to 12/31/2011....................................   3.139924     2.955135         446,132

                                                                1.80% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
FI Value Leaders Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...............................    2.202036     2.477268         11,504
 01/01/2005 to 12/31/2005...............................    2.477268     2.687019        178,154
 01/01/2006 to 12/31/2006...............................    2.687019     2.946953        247,574
 01/01/2007 to 12/31/2007...............................    2.946953     3.008116        222,271
 01/01/2008 to 12/31/2008...............................    3.008116     1.799099        135,457
 01/01/2009 to 12/31/2009...............................    1.799099     2.146667        133,024
 01/01/2010 to 12/31/2010...............................    2.146667     2.409424        122,373
 01/01/2011 to 12/31/2011...............................    2.409424     2.215435        106,198
FI Value Leaders Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................    2.515517     2.279191              0
 01/01/2002 to 12/31/2002...............................    2.279191     1.800590              0
 01/01/2003 to 12/31/2003...............................    1.800590     2.241418         30,002
 01/01/2004 to 12/31/2004...............................    2.241418     2.499882         82,268
 01/01/2005 to 12/31/2005...............................    2.499882     2.713916         95,577
 01/01/2006 to 12/31/2006...............................    2.713916     2.979331        111,148
 01/01/2007 to 12/31/2007...............................    2.979331     3.044154         84,146
 01/01/2008 to 12/31/2008...............................    3.044154     1.822712         70,114
 01/01/2009 to 12/31/2009...............................    1.822712     2.177926         71,046
 01/01/2010 to 12/31/2010...............................    2.177926     2.447057         59,438
 01/01/2011 to 12/31/2011...............................    2.447057     2.252126         59,629
Harris Oakmark International Sub-Account (Class B)/(6)/
 05/01/2003 to 12/31/2003...............................    0.869676     1.165014        259,670
 01/01/2004 to 12/31/2004...............................    1.165014     1.379016        842,725
 01/01/2005 to 12/31/2005...............................    1.379016     1.547320      1,301,214
 01/01/2006 to 12/31/2006...............................    1.547320     1.958238      1,509,790
 01/01/2007 to 12/31/2007...............................    1.958238     1.901601      1,458,315
 01/01/2008 to 12/31/2008...............................    1.901601     1.104012      1,085,548
 01/01/2009 to 12/31/2009...............................    1.104012     1.681368        967,325
 01/01/2010 to 12/31/2010...............................    1.681368     1.922551        879,637
 01/01/2011 to 12/31/2011...............................    1.922551     1.619117        818,908
Invesco Small Cap Growth Sub-account
 05/01/2002 to 12/31/2002...............................    1.119679     0.843139              0
 01/01/2003 to 12/31/2003...............................    0.843139     1.149956        247,022
 01/01/2004 to 12/31/2004...............................    1.149956     1.202034        317,299
 01/01/2005 to 12/31/2005...............................    1.202034     1.278243        311,468
 01/01/2006 to 12/31/2006...............................    1.278243     1.433563        250,669
 01/01/2007 to 12/31/2007...............................    1.433563     1.563721        245,447
 01/01/2008 to 12/31/2008...............................    1.563721     0.940955        232,003
 01/01/2009 to 12/31/2009...............................    0.940955     1.236722        239,660
 01/01/2010 to 12/31/2010...............................    1.236722     1.532714        123,206
 01/01/2011 to 12/31/2011...............................    1.532714     1.489150        124,966
Janus Forty Sub-Account
 04/30/2007 to 12/31/2007...............................  131.890185   161.361339          1,032
 01/01/2008 to 12/31/2008...............................  161.361339    91.918801          4,205
 01/01/2009 to 12/31/2009...............................   91.918801   128.968033          7,465
 01/01/2010 to 12/31/2010...............................  128.968033   138.571745          6,681
 01/01/2011 to 12/31/2011...............................  138.571745   125.835311          6,722

                                                                       1.80% VARIABLE ACCOUNT CHARGE
                                                                --------------------------------------------
                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                AT BEGINNING    AT END    OUTSTANDING AT END
                                                                 OF PERIOD    OF PERIOD       OF PERIOD
                                                                ------------ ------------ ------------------
Jennison Growth Sub-Account (Class B)
 05/01/2005 to 12/31/2005......................................   0.398838     0.477818              0
 01/01/2006 to 12/31/2006......................................   0.477818     0.481161        121,820
 01/01/2007 to 12/31/2007......................................   0.481161     0.526348        261,622
 01/01/2008 to 12/31/2008......................................   0.526348     0.328006        279,997
 01/01/2009 to 12/31/2009......................................   0.328006     0.449610        378,762
 01/01/2010 to 12/31/2010......................................   0.449610     0.491554        531,723
 01/01/2011 to 12/31/2011......................................   0.491554     0.483873        385,090
Jennison Growth Subaccount (Class B)/(8)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class B))
 05/01/2004 to 12/31/2004......................................   0.415841     0.432970              0
 01/01/2005 to 04/30/2005......................................   0.432970     0.394074              0
Jennison Growth Sub-Account (Class E)
 05/01/2005 to 12/31/2005......................................   0.399113     0.478839         87,333
 01/01/2006 to 12/31/2006......................................   0.478839     0.482542         91,496
 01/01/2007 to 12/31/2007......................................   0.482542     0.528594         89,578
 01/01/2008 to 12/31/2008......................................   0.528594     0.329264        109,713
 01/01/2009 to 12/31/2009......................................   0.329264     0.452366         62,984
 01/01/2010 to 12/31/2010......................................   0.452366     0.495135         63,458
 01/01/2011 to 12/31/2011......................................   0.495135     0.487813         35,498
Jennison Growth Subaccount (Class E)/(9)(10)
  /(previously Met/Putnam Voyager Sub-Account (Class E))
 07/02/2001 to 12/31/2001......................................   0.571794     0.489043              0
 01/01/2002 to 12/31/2002......................................   0.489043     0.341165              0
 01/01/2003 to 12/31/2003......................................   0.341165     0.421202         85,038
 01/01/2004 to 12/31/2004......................................   0.421202     0.432973        120,204
 01/01/2005 to 04/30/2005......................................   0.432973     0.397995              0
Lazard Mid Cap Sub-Account
 05/01/2002 to 12/31/2002......................................   1.137153     0.961851              0
 01/01/2003 to 12/31/2003......................................   0.961851     1.191969        204,491
 01/01/2004 to 12/31/2004......................................   1.191969     1.339250        665,983
 01/01/2005 to 12/31/2005......................................   1.339250     1.421434        397,540
 01/01/2006 to 12/31/2006......................................   1.421434     1.601032        384,895
 01/01/2007 to 12/31/2007......................................   1.601032     1.529699        445,515
 01/01/2008 to 12/31/2008......................................   1.529699     0.926915        318,586
 01/01/2009 to 12/31/2009......................................   0.926915     1.245051        318,390
 01/01/2010 to 12/31/2010......................................   1.245051     1.502389        289,089
 01/01/2011 to 12/31/2011......................................   1.502389     1.397783        273,425
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Partners Aggressive Growth
  Sub-Account/(5)(13)/)
 07/02/2001 to 12/31/2001......................................   0.951082     0.772614              0
 01/01/2002 to 12/31/2002......................................   0.772614     0.524949              0
 01/01/2003 to 12/31/2003......................................   0.524949     0.669751        291,886
 01/01/2004 to 12/31/2004......................................   0.669751     0.713291        498,349
 01/01/2005 to 12/31/2005......................................   0.713291     0.795718        254,332
 01/01/2006 to 12/31/2006......................................   0.795718     0.767974        279,201
 01/01/2007 to 12/31/2007......................................   0.767974     0.771297        194,709
 01/01/2008 to 12/31/2008......................................   0.771297     0.461673        185,666
 01/01/2009 to 12/31/2009......................................   0.461673     0.602897        142,230
 01/01/2010 to 12/31/2010......................................   0.602897     0.733003        160,519
 01/01/2011 to 12/31/2011......................................   0.733003     0.743333        172,308

                                                                           1.80% VARIABLE ACCOUNT CHARGE
                                                                    --------------------------------------------
                                                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                                                     UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                    AT BEGINNING    AT END    OUTSTANDING AT END
                                                                     OF PERIOD    OF PERIOD       OF PERIOD
                                                                    ------------ ------------ ------------------
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Value Equity Sub-Account (Class B)/(16)/)
 05/01/2006 to 12/31/2006..........................................   9.095810     9.725632          9,464
 01/01/2007 to 12/31/2007..........................................   9.725632     8.987013         17,246
 01/01/2008 to 12/31/2008..........................................   8.987013     4.005580         10,715
 01/01/2009 to 12/31/2009..........................................   4.005580     5.427904         15,695
 01/01/2010 to 12/31/2010..........................................   5.427904     5.722150         16,146
 01/01/2011 to 04/29/2011..........................................   5.722150     6.076491              0
Legg Mason ClearBridge Aggressive Growth Sub-Account
  (Class E)
 05/02/2011 to 12/31/2011..........................................   0.614189     0.555655        369,202
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
  (previously Legg Mason Value Equity Sub-Account (Class E)/(17)/)
 05/01/2006 to 12/31/2006..........................................   0.917084     0.980959        312,084
 01/01/2007 to 12/31/2007..........................................   0.980959     0.907376        302,450
 01/01/2008 to 12/31/2008..........................................   0.907376     0.404770        326,550
 01/01/2009 to 12/31/2009..........................................   0.404770     0.548466        294,196
 01/01/2010 to 12/31/2010..........................................   0.548466     0.578413        280,253
 01/01/2011 to 04/29/2011..........................................   0.578413     0.614280              0
Loomis Sayles Small Cap Core Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004..........................................   2.249920     2.542674         34,290
 01/01/2005 to 12/31/2005..........................................   2.542674     2.664187         85,008
 01/01/2006 to 12/31/2006..........................................   2.664187     3.045800        127,438
 01/01/2007 to 12/31/2007..........................................   3.045800     3.338902        152,672
 01/01/2008 to 12/31/2008..........................................   3.338902     2.096770        112,014
 01/01/2009 to 12/31/2009..........................................   2.096770     2.675677        113,687
 01/01/2010 to 12/31/2010..........................................   2.675677     3.343038         92,668
 01/01/2011 to 12/31/2011..........................................   3.343038     3.294641         94,987
Loomis Sayles Small Cap Core Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001..........................................   2.307365     2.179002              0
 01/01/2002 to 12/31/2002..........................................   2.179002     1.676921              0
 01/01/2003 to 12/31/2003..........................................   1.676921     2.244593        161,613
 01/01/2004 to 12/31/2004..........................................   2.244593     2.561699        275,294
 01/01/2005 to 12/31/2005..........................................   2.561699     2.686508        228,891
 01/01/2006 to 12/31/2006..........................................   2.686508     3.074265        243,046
 01/01/2007 to 12/31/2007..........................................   3.074265     3.373304        194,655
 01/01/2008 to 12/31/2008..........................................   3.373304     2.120505        114,144
 01/01/2009 to 12/31/2009..........................................   2.120505     2.708544         99,373
 01/01/2010 to 12/31/2010..........................................   2.708544     3.387573         95,179
 01/01/2011 to 12/31/2011..........................................   3.387573     3.341919         81,270
Loomis Sayles Small Cap Growth Sub-Account
 07/02/2001 to 12/31/2001..........................................   0.953073     0.877353              0
 01/01/2002 to 12/31/2002..........................................   0.877353     0.620052              0
 01/01/2003 to 12/31/2003..........................................   0.620052     0.880635        192,342
 01/01/2004 to 12/31/2004..........................................   0.880635     0.961297        346,531
 01/01/2005 to 12/31/2005..........................................   0.961297     0.985657        452,222
 01/01/2006 to 12/31/2006..........................................   0.985657     1.062219        547,907
 01/01/2007 to 12/31/2007..........................................   1.062219     1.088179        515,436
 01/01/2008 to 12/31/2008..........................................   1.088179     0.627221        437,435
 01/01/2009 to 12/31/2009..........................................   0.627221     0.798845        360,930
 01/01/2010 to 12/31/2010..........................................   0.798845     1.030558        356,502
 01/01/2011 to 12/31/2011..........................................   1.030558     1.039998        327,819

                                                             1.80% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Lord Abbett Bond Debenture Sub-Account
 07/02/2001 to 12/31/2001............................   1.347357     1.352219               0
 01/01/2002 to 12/31/2002............................   1.352219     1.320482               0
 01/01/2003 to 12/31/2003............................   1.320482     1.545403         574,171
 01/01/2004 to 12/31/2004............................   1.545403     1.641715       1,122,377
 01/01/2005 to 12/31/2005............................   1.641715     1.636589       1,503,415
 01/01/2006 to 12/31/2006............................   1.636589     1.754521       1,396,552
 01/01/2007 to 12/31/2007............................   1.754521     1.835917       1,507,424
 01/01/2008 to 12/31/2008............................   1.835917     1.467640       1,082,874
 01/01/2009 to 12/31/2009............................   1.467640     1.971538         916,009
 01/01/2010 to 12/31/2010............................   1.971538     2.187446       1,058,831
 01/01/2011 to 12/31/2011............................   2.187446     2.244316         938,950
Met/Artisan Mid Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   2.882408     3.119529         171,631
 01/01/2005 to 12/31/2005............................   3.119529     3.361483         433,126
 01/01/2006 to 12/31/2006............................   3.361483     3.703604         464,148
 01/01/2007 to 12/31/2007............................   3.703604     3.379837         441,332
 01/01/2008 to 12/31/2008............................   3.379837     1.788000         364,088
 01/01/2009 to 12/31/2009............................   1.788000     2.479583         344,692
 01/01/2010 to 12/31/2010............................   2.479583     2.794837         309,030
 01/01/2011 to 12/31/2011............................   2.794837     2.923249         279,202
Met/Artisan Mid Cap Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   2.427601     2.538329               0
 01/01/2002 to 12/31/2002............................   2.538329     2.269013               0
 01/01/2003 to 12/31/2003............................   2.269013     2.951746         696,060
 01/01/2004 to 12/31/2004............................   2.951746     3.182228       1,092,845
 01/01/2005 to 12/31/2005............................   3.182228     3.432344       1,025,948
 01/01/2006 to 12/31/2006............................   3.432344     3.785473         812,927
 01/01/2007 to 12/31/2007............................   3.785473     3.457998         715,886
 01/01/2008 to 12/31/2008............................   3.457998     1.831165         580,502
 01/01/2009 to 12/31/2009............................   1.831165     2.541922         537,262
 01/01/2010 to 12/31/2010............................   2.541922     2.867912         478,388
 01/01/2011 to 12/31/2011............................   2.867912     3.002711         399,350
Met/Franklin Income Sub-Account
 04/28/2008 to 12/31/2008............................   9.998027     7.964414           7,936
 01/01/2009 to 12/31/2009............................   7.964414     9.999197          23,097
 01/01/2010 to 12/31/2010............................   9.999197    10.981759          24,039
 01/01/2011 to 12/31/2011............................  10.981759    11.016470          43,360
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011............................   9.987535     9.740597             831
Met/Franklin Mutual Shares Sub-Account
 04/28/2008 to 12/31/2008............................   9.998027     6.581951               0
 01/01/2009 to 12/31/2009............................   6.581951     8.073191           1,781
 01/01/2010 to 12/31/2010............................   8.073191     8.803303           2,599
 01/01/2011 to 12/31/2011............................   8.803303     8.599289           1,780
Met/Franklin Templeton Founding Strategy Sub-Account
 04/28/2008 to 12/31/2008............................   9.998027     7.014269           5,481
 01/01/2009 to 12/31/2009............................   7.014269     8.856104          87,644
 01/01/2010 to 12/31/2010............................   8.856104     9.571990          97,008
 01/01/2011 to 12/31/2011............................   9.571990     9.236064          82,366

                                                                       1.80% VARIABLE ACCOUNT CHARGE
                                                                --------------------------------------------
                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                AT BEGINNING    AT END    OUTSTANDING AT END
                                                                 OF PERIOD    OF PERIOD       OF PERIOD
                                                                ------------ ------------ ------------------
Met/Templeton Growth Sub-Account
 04/28/2008 to 12/31/2008......................................   9.998027     6.551182              0
 01/01/2009 to 12/31/2009......................................   6.551182     8.533245            460
 01/01/2010 to 12/31/2010......................................   8.533245     9.022979          3,816
 01/01/2011 to 12/31/2011......................................   9.022979     8.251080          3,720
MetLife Aggressive Strategy Sub-Account
 05/02/2011 to 12/31/2011......................................  11.871776    10.140262         48,499
MetLife Aggressive Strategy Sub-Account
  (previously MetLife Aggressive Allocation Sub-Account/(18)/)
 05/01/2005 to 12/31/2005......................................   9.998521    11.120702          9,066
 01/01/2006 to 12/31/2006......................................  11.120702    12.633257        108,443
 01/01/2007 to 12/31/2007......................................  12.633257    12.812241        105,586
 01/01/2008 to 12/31/2008......................................  12.812241     7.493196         72,839
 01/01/2009 to 12/31/2009......................................   7.493196     9.676997         54,754
 01/01/2010 to 12/31/2010......................................   9.676997    10.995788         48,426
 01/01/2011 to 04/29/2011......................................  10.995788    11.907788              0
MetLife Conservative Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998521    10.272126              0
 01/01/2006 to 12/31/2006......................................  10.272126    10.784634            372
 01/01/2007 to 12/31/2007......................................  10.784634    11.181282         10,653
 01/01/2008 to 12/31/2008......................................  11.181282     9.401307         50,787
 01/01/2009 to 12/31/2009......................................   9.401307    11.128864        186,474
 01/01/2010 to 12/31/2010......................................  11.128864    12.029104        204,147
 01/01/2011 to 12/31/2011......................................  12.029104    12.199269        145,869
MetLife Conservative to Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998521    10.489472         68,609
 01/01/2006 to 12/31/2006......................................  10.489472    11.273622        172,221
 01/01/2007 to 12/31/2007......................................  11.273622    11.604112        267,987
 01/01/2008 to 12/31/2008......................................  11.604112     8.935290        230,219
 01/01/2009 to 12/31/2009......................................   8.935290    10.853789        196,983
 01/01/2010 to 12/31/2010......................................  10.853789    11.888988        131,219
 01/01/2011 to 12/31/2011......................................  11.888988    11.799844        150,064
MetLife Mid Cap Stock Index Sub-Account
 07/02/2001 to 12/31/2001......................................   1.046820     1.023707              0
 01/01/2002 to 12/31/2002......................................   1.023707     0.853524              0
 01/01/2003 to 12/31/2003......................................   0.853524     1.127939        589,542
 01/01/2004 to 12/31/2004......................................   1.127939     1.281910        755,774
 01/01/2005 to 12/31/2005......................................   1.281910     1.410465        752,629
 01/01/2006 to 12/31/2006......................................   1.410465     1.521494        813,392
 01/01/2007 to 12/31/2007......................................   1.521494     1.606521        798,232
 01/01/2008 to 12/31/2008......................................   1.606521     1.003791        525,690
 01/01/2009 to 12/31/2009......................................   1.003791     1.348451        463,191
 01/01/2010 to 12/31/2010......................................   1.348451     1.668696        425,404
 01/01/2011 to 12/31/2011......................................   1.668696     1.603135        384,238
MetLife Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998521    10.719658         45,110
 01/01/2006 to 12/31/2006......................................  10.719658    11.775489        325,941
 01/01/2007 to 12/31/2007......................................  11.775489    12.066915        667,660
 01/01/2008 to 12/31/2008......................................  12.066915     8.457638        674,397
 01/01/2009 to 12/31/2009......................................   8.457638    10.510595        676,545
 01/01/2010 to 12/31/2010......................................  10.510595    11.682869        696,313
 01/01/2011 to 12/31/2011......................................  11.682869    11.317815        585,958

                                                              1.80% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
MetLife Moderate to Aggressive Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998521    10.944914          37,255
 01/01/2006 to 12/31/2006.............................  10.944914    12.278459         446,140
 01/01/2007 to 12/31/2007.............................  12.278459    12.522484       1,020,309
 01/01/2008 to 12/31/2008.............................  12.522484     7.979608       1,096,980
 01/01/2009 to 12/31/2009.............................   7.979608    10.117430         949,155
 01/01/2010 to 12/31/2010.............................  10.117430    11.397710         880,450
 01/01/2011 to 12/31/2011.............................  11.397710    10.772518         753,279
MetLife Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   3.620753     3.347546               0
 01/01/2002 to 12/31/2002.............................   3.347546     2.547469               0
 01/01/2003 to 12/31/2003.............................   2.547469     3.199436         333,587
 01/01/2004 to 12/31/2004.............................   3.199436     3.465204         462,306
 01/01/2005 to 12/31/2005.............................   3.465204     3.552494         517,014
 01/01/2006 to 12/31/2006.............................   3.552494     4.019181         494,410
 01/01/2007 to 12/31/2007.............................   4.019181     4.143456         412,988
 01/01/2008 to 12/31/2008.............................   4.143456     2.553067         326,448
 01/01/2009 to 12/31/2009.............................   2.553067     3.157488         308,317
 01/01/2010 to 12/31/2010.............................   3.157488     3.550569         191,621
 01/01/2011 to 12/31/2011.............................   3.550569     3.544387         175,033
MFS(R) Investors Trust Sub-Account (Class B)/(11)/
 05/01/2004 to 12/31/2004.............................   7.537654     8.333639             951
 01/01/2005 to 12/31/2005.............................   8.333639     8.750330           9,122
 01/01/2006 to 04/30/2006.............................   8.750330     9.133501           9,064
MFS(R) Investors Trust Sub-Account (Class E)/(11)/
 07/02/2001 to 12/31/2001.............................   0.887043     0.820688               0
 01/01/2002 to 12/31/2002.............................   0.820688     0.642886               0
 01/01/2003 to 12/31/2003.............................   0.642886     0.767177         107,536
 01/01/2004 to 12/31/2004.............................   0.767177     0.838431         342,499
 01/01/2005 to 12/31/2005.............................   0.838431     0.882100         322,528
 01/01/2006 to 04/30/2006.............................   0.882100     0.921026               0
MFS(R) Investors Trust Sub-Account/(2)(11)/
  (previously MFS(R) Research Managers Sub-Account)
 07/02/2001 to 12/31/2001.............................   0.967726     0.866711               0
 01/01/2002 to 12/31/2002.............................   0.866711     0.645185               0
 01/01/2003 to 12/31/2003.............................   0.645185     0.785238         149,647
 01/01/2004 to 04/30/2004.............................   0.785238     0.798403         204,781
MFS(R) Research International Sub-Account
 07/02/2001 to 12/31/2001.............................   0.914654     0.835222               0
 01/01/2002 to 12/31/2002.............................   0.835222     0.723488               0
 01/01/2003 to 12/31/2003.............................   0.723488     0.938320         409,906
 01/01/2004 to 12/31/2004.............................   0.938320     1.101793         485,395
 01/01/2005 to 12/31/2005.............................   1.101793     1.259916         568,043
 01/01/2006 to 12/31/2006.............................   1.259916     1.566229         879,041
 01/01/2007 to 12/31/2007.............................   1.566229     1.742577         854,004
 01/01/2008 to 12/31/2008.............................   1.742577     0.986348         626,081
 01/01/2009 to 12/31/2009.............................   0.986348     1.274549         658,919
 01/01/2010 to 12/31/2010.............................   1.274549     1.394594         603,731
 01/01/2011 to 12/31/2011.............................   1.394594     1.222999         513,768

                                                  1.80% VARIABLE ACCOUNT CHARGE
                                           --------------------------------------------
                                           ACCUMULATION ACCUMULATION     NUMBER OF
                                            UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                           AT BEGINNING    AT END    OUTSTANDING AT END
                                            OF PERIOD    OF PERIOD       OF PERIOD
                                           ------------ ------------ ------------------
MFS(R) Total Return Sub-Account
 05/01/2004 to 12/31/2004.................   3.434595     3.724703         26,180
 01/01/2005 to 12/31/2005.................   3.724703     3.762739        558,656
 01/01/2006 to 12/31/2006.................   3.762739     4.136833        614,438
 01/01/2007 to 12/31/2007.................   4.136833     4.229924        699,190
 01/01/2008 to 12/31/2008.................   4.229924     3.225839        586,413
 01/01/2009 to 12/31/2009.................   3.225839     3.748212        581,896
 01/01/2010 to 12/31/2010.................   3.748212     4.042075        560,171
 01/01/2011 to 12/31/2011.................   4.042075     4.055835        462,408
MFS(R) Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.................   1.187112     1.277664        111,950
 01/01/2005 to 12/31/2005.................   1.277664     1.234224        348,789
 01/01/2006 to 12/31/2006.................   1.234224     1.428512        389,451
 01/01/2007 to 12/31/2007.................   1.428512     1.346407        386,404
 01/01/2008 to 12/31/2008.................   1.346407     0.876646        340,314
 01/01/2009 to 12/31/2009.................   0.876646     1.038243        398,361
 01/01/2010 to 12/31/2010.................   1.038243     1.133730        410,553
 01/01/2011 to 12/31/2011.................   1.133730     1.120662        467,893
MFS(R) Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002.................   1.167687     0.955185              0
 01/01/2003 to 12/31/2003.................   0.955185     1.175881        597,716
 01/01/2004 to 12/31/2004.................   1.175881     1.285242        897,297
 01/01/2005 to 12/31/2005.................   1.285242     1.242906        851,356
 01/01/2006 to 12/31/2006.................   1.242906     1.439719        688,320
 01/01/2007 to 12/31/2007.................   1.439719     1.358348        649,135
 01/01/2008 to 12/31/2008.................   1.358348     0.885650        623,072
 01/01/2009 to 12/31/2009.................   0.885650     1.049654        502,267
 01/01/2010 to 12/31/2010.................   1.049654     1.146954        305,741
 01/01/2011 to 12/31/2011.................   1.146954     1.135614        272,127
MFS(R) Total Return Sub-Account/(1)/
  (previously Balanced Sub-Account)
 07/02/2001 to 12/31/2001.................   1.459684     1.430518              0
 01/01/2002 to 12/31/2002.................   1.430518     1.212160              0
 01/01/2003 to 12/31/2003.................   1.212160     1.424264        470,667
 01/01/2004 to 04/30/2004.................   1.424264     1.409972        848,091
Morgan Stanley EAFE(R) Index Sub-Account
 07/02/2001 to 12/31/2001.................   0.934737     0.840911              0
 01/01/2002 to 12/31/2002.................   0.840911     0.687473              0
 01/01/2003 to 12/31/2003.................   0.687473     0.926400        356,051
 01/01/2004 to 12/31/2004.................   0.926400     1.085176        660,635
 01/01/2005 to 12/31/2005.................   1.085176     1.203712        596,141
 01/01/2006 to 12/31/2006.................   1.203712     1.483150        884,577
 01/01/2007 to 12/31/2007.................   1.483150     1.609786        725,827
 01/01/2008 to 12/31/2008.................   1.609786     0.913803        503,519
 01/01/2009 to 12/31/2009.................   0.913803     1.151386        500,462
 01/01/2010 to 12/31/2010.................   1.151386     1.220344        465,824
 01/01/2011 to 12/31/2011.................   1.220344     1.046995        422,668
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010.................   1.221277     1.414654        259,389
 01/01/2011 to 12/31/2011.................   1.414654     1.293287        237,073

                                                                      1.80% VARIABLE ACCOUNT CHARGE
                                                               --------------------------------------------
                                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                                UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                               AT BEGINNING    AT END    OUTSTANDING AT END
                                                                OF PERIOD    OF PERIOD       OF PERIOD
                                                               ------------ ------------ ------------------
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account/(4)/)
 05/01/2002 to 12/31/2002.....................................   1.000000     0.808196               0
 01/01/2003 to 12/31/2003.....................................   0.808196     1.127879         165,137
 01/01/2004 to 04/30/2004.....................................   1.127879     1.116201         312,106
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account/(3)/))
 07/02/2001 to 12/31/2001.....................................   1.846639     1.518952               0
 01/01/2002 to 12/31/2002.....................................   1.518952     1.056601               0
 01/01/2003 to 12/31/2003.....................................   1.056601     1.393466          77,073
 01/01/2004 to 12/31/2004.....................................   1.393466     1.598830         344,030
 01/01/2005 to 12/31/2005.....................................   1.598830     1.675028         234,423
 01/01/2006 to 12/31/2006.....................................   1.675028     1.835386         296,157
 01/01/2007 to 12/31/2007.....................................   1.835386     1.948661         307,133
 01/01/2008 to 12/31/2008.....................................   1.948661     0.852917         291,458
 01/01/2009 to 12/31/2009.....................................   0.852917     1.118602         286,365
 01/01/2010 to 04/30/2010.....................................   1.118602     1.209080               0
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class B)/(8)(15)/)
 05/01/2004 to 12/31/2004.....................................   1.586637     1.780290         298,819
 01/01/2005 to 12/31/2005.....................................   1.780290     1.816990         629,393
 01/01/2006 to 12/31/2006.....................................   1.816990     2.078108         617,539
 01/01/2007 to 12/31/2007.....................................   2.078108     1.965493         537,078
 01/01/2008 to 12/31/2008.....................................   1.965493     1.186065         442,933
 01/01/2009 to 12/31/2009.....................................   1.186065     1.314410         495,563
 01/01/2010 to 12/31/2010.....................................   1.314410     1.566493         437,898
 01/01/2011 to 12/31/2011.....................................   1.566493     1.623331         361,023
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class E)/(9)(15)/)
 07/02/2001 to 12/31/2001.....................................   1.423094     1.389674               0
 01/01/2002 to 12/31/2002.....................................   1.389674     1.071604               0
 01/01/2003 to 12/31/2003.....................................   1.071604     1.577841         791,970
 01/01/2004 to 12/31/2004.....................................   1.577841     1.784649       1,272,092
 01/01/2005 to 12/31/2005.....................................   1.784649     1.822255       1,251,799
 01/01/2006 to 12/31/2006.....................................   1.822255     2.087695       1,064,094
 01/01/2007 to 12/31/2007.....................................   2.087695     1.976906         926,143
 01/01/2008 to 12/31/2008.....................................   1.976906     1.194009         825,881
 01/01/2009 to 12/31/2009.....................................   1.194009     1.324232         813,320
 01/01/2010 to 12/31/2010.....................................   1.324232     1.579638         669,689
 01/01/2011 to 12/31/2011.....................................   1.579638     1.637757         581,945
Neuberger Berman Mid Cap Value Sub-Account
 07/02/2001 to 12/31/2001.....................................   1.534564     1.481995               0
 01/01/2002 to 12/31/2002.....................................   1.481995     1.311255               0
 01/01/2003 to 12/31/2003.....................................   1.311255     1.753620         214,021
 01/01/2004 to 12/31/2004.....................................   1.753620     2.112544         839,167
 01/01/2005 to 12/31/2005.....................................   2.112544     2.322465         954,904
 01/01/2006 to 12/31/2006.....................................   2.322465     2.536576       1,138,147
 01/01/2007 to 12/31/2007.....................................   2.536576     2.570564         854,362
 01/01/2008 to 12/31/2008.....................................   2.570564     1.325950         479,771
 01/01/2009 to 12/31/2009.....................................   1.325950     1.924035         472,407
 01/01/2010 to 12/31/2010.....................................   1.924035     2.382006         478,881
 01/01/2011 to 12/31/2011.....................................   2.382006     2.183446         461,531

                                                     1.80% VARIABLE ACCOUNT CHARGE
                                              --------------------------------------------
                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                               OF PERIOD    OF PERIOD       OF PERIOD
                                              ------------ ------------ ------------------
Oppenheimer Capital Appreciation Sub-Account
 05/01/2005 to 12/31/2005....................   7.814678     8.462832          10,647
 01/01/2006 to 12/31/2006....................   8.462832     8.945317          18,672
 01/01/2007 to 12/31/2007....................   8.945317    10.040176          22,012
 01/01/2008 to 12/31/2008....................  10.040176     5.330510          23,323
 01/01/2009 to 12/31/2009....................   5.330510     7.523443          16,270
 01/01/2010 to 12/31/2010....................   7.523443     8.083645          17,549
 01/01/2011 to 12/31/2011....................   8.083645     7.830117          14,634
Oppenheimer Global Equity Sub-Account
 05/01/2004 to 12/31/2004....................  12.392143    14.256850              45
 01/01/2005 to 12/31/2005....................  14.256850    16.240884          15,611
 01/01/2006 to 12/31/2006....................  16.240884    18.560308          33,621
 01/01/2007 to 12/31/2007....................  18.560308    19.368802          42,472
 01/01/2008 to 12/31/2008....................  19.368802    11.307042          27,617
 01/01/2009 to 12/31/2009....................  11.307042    15.525415          21,659
 01/01/2010 to 12/31/2010....................  15.525415    17.677282          20,485
 01/01/2011 to 12/31/2011....................  17.677282    15.903115          19,467
PIMCO Inflation Protected Bond Sub-Account
 05/01/2006 to 12/31/2006....................  10.864185    10.941313             748
 01/01/2007 to 12/31/2007....................  10.941313    11.905365          48,562
 01/01/2008 to 12/31/2008....................  11.905365    10.886878          89,169
 01/01/2009 to 12/31/2009....................  10.886878    12.622616         113,920
 01/01/2010 to 12/31/2010....................  12.622616    13.359662         182,894
 01/01/2011 to 12/31/2011....................  13.359662    14.583904         201,426
PIMCO Total Return Sub-Account
 07/02/2001 to 12/31/2001....................   1.006031     1.050020               0
 01/01/2002 to 12/31/2002....................   1.050020     1.127136               0
 01/01/2003 to 12/31/2003....................   1.127136     1.154696       2,175,034
 01/01/2004 to 12/31/2004....................   1.154696     1.190527       3,506,085
 01/01/2005 to 12/31/2005....................   1.190527     1.195629       4,498,027
 01/01/2006 to 12/31/2006....................   1.195629     1.227412       3,930,634
 01/01/2007 to 12/31/2007....................   1.227412     1.296585       3,838,996
 01/01/2008 to 12/31/2008....................   1.296585     1.278613       4,213,369
 01/01/2009 to 12/31/2009....................   1.278613     1.482217       3,671,041
 01/01/2010 to 12/31/2010....................   1.482217     1.574726       3,513,817
 01/01/2011 to 12/31/2011....................   1.574726     1.595733       3,196,561
RCM Technology Sub-Account
 07/02/2001 to 12/31/2001....................   0.756722     0.607225               0
 01/01/2002 to 12/31/2002....................   0.607225     0.293826               0
 01/01/2003 to 12/31/2003....................   0.293826     0.454727         440,493
 01/01/2004 to 12/31/2004....................   0.454727     0.427335         588,015
 01/01/2005 to 12/31/2005....................   0.427335     0.465970         411,449
 01/01/2006 to 12/31/2006....................   0.465970     0.482148         396,504
 01/01/2007 to 12/31/2007....................   0.482148     0.622772         440,908
 01/01/2008 to 12/31/2008....................   0.622772     0.339743         470,231
 01/01/2009 to 12/31/2009....................   0.339743     0.530474         408,969
 01/01/2010 to 12/31/2010....................   0.530474     0.665289         426,929
 01/01/2011 to 12/31/2011....................   0.665289     0.588784         429,867

                                                   1.80% VARIABLE ACCOUNT CHARGE
                                            --------------------------------------------
                                            ACCUMULATION ACCUMULATION     NUMBER OF
                                             UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                            AT BEGINNING    AT END    OUTSTANDING AT END
                                             OF PERIOD    OF PERIOD       OF PERIOD
                                            ------------ ------------ ------------------
Russell 2000(R) Index Sub-Account
 07/02/2001 to 12/31/2001..................   1.205377     1.169674               0
 01/01/2002 to 12/31/2002..................   1.169674     0.911935               0
 01/01/2003 to 12/31/2003..................   0.911935     1.305123         626,428
 01/01/2004 to 12/31/2004..................   1.305123     1.504846         931,858
 01/01/2005 to 12/31/2005..................   1.504846     1.541640         779,009
 01/01/2006 to 12/31/2006..................   1.541640     1.780418         628,609
 01/01/2007 to 12/31/2007..................   1.780418     1.718677         580,246
 01/01/2008 to 12/31/2008..................   1.718677     1.119564         532,663
 01/01/2009 to 12/31/2009..................   1.119564     1.381753         478,087
 01/01/2010 to 12/31/2010..................   1.381753     1.717822         425,252
 01/01/2011 to 12/31/2011..................   1.717822     1.614902         388,769
SSgA Growth and Income ETF Sub-Account
 05/01/2006 to 12/31/2006..................  10.488966    11.105461           1,207
 01/01/2007 to 12/31/2007..................  11.105461    11.495118           1,368
 01/01/2008 to 12/31/2008..................  11.495118     8.460286           6,587
 01/01/2009 to 12/31/2009..................   8.460286    10.377335          28,828
 01/01/2010 to 12/31/2010..................  10.377335    11.439728          23,736
 01/01/2011 to 12/31/2011..................  11.439728    11.355300         100,516
SSgA Growth ETF Sub-Account
 05/01/2006 to 12/31/2006..................  10.679397    11.359002             693
 01/01/2007 to 12/31/2007..................  11.359002    11.782087           1,172
 01/01/2008 to 12/31/2008..................  11.782087     7.756380             920
 01/01/2009 to 12/31/2009..................   7.756380     9.834791           6,598
 01/01/2010 to 12/31/2010..................   9.834791    11.026635           5,832
 01/01/2011 to 12/31/2011..................  11.026635    10.599738             697
T. Rowe Price Large Cap Growth Sub-Account
 05/01/2004 to 12/31/2004..................   1.092456     1.180669          75,084
 01/01/2005 to 12/31/2005..................   1.180669     1.233045         175,330
 01/01/2006 to 12/31/2006..................   1.233045     1.367125         249,686
 01/01/2007 to 12/31/2007..................   1.367125     1.465476         308,659
 01/01/2008 to 12/31/2008..................   1.465476     0.834723         207,863
 01/01/2009 to 12/31/2009..................   0.834723     1.172666         198,063
 01/01/2010 to 12/31/2010..................   1.172666     1.344606         181,226
 01/01/2011 to 12/31/2011..................   1.344606     1.303034          97,668
T. Rowe Price Mid Cap Growth Sub-Account
 07/02/2001 to 12/31/2001..................   0.929544     0.820827               0
 01/01/2002 to 12/31/2002..................   0.820827     0.451169               0
 01/01/2003 to 12/31/2003..................   0.451169     0.605487         306,212
 01/01/2004 to 12/31/2004..................   0.605487     0.700648         936,487
 01/01/2005 to 12/31/2005..................   0.700648     0.788846       1,311,543
 01/01/2006 to 12/31/2006..................   0.788846     0.822570       1,169,134
 01/01/2007 to 12/31/2007..................   0.822570     0.950301       1,134,749
 01/01/2008 to 12/31/2008..................   0.950301     0.562312         908,854
 01/01/2009 to 12/31/2009..................   0.562312     0.803416         871,215
 01/01/2010 to 12/31/2010..................   0.803416     1.007541         879,811
 01/01/2011 to 12/31/2011..................   1.007541     0.973298         805,190

                                                              1.80% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
T. Rowe Price Small Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.203116     1.279262          36,637
 01/01/2005 to 12/31/2005.............................   1.279262     1.391146         118,479
 01/01/2006 to 12/31/2006.............................   1.391146     1.415970         132,260
 01/01/2007 to 12/31/2007.............................   1.415970     1.523137         158,399
 01/01/2008 to 12/31/2008.............................   1.523137     0.952599          97,209
 01/01/2009 to 12/31/2009.............................   0.952599     1.297077          86,932
 01/01/2010 to 12/31/2010.............................   1.297077     1.715545         127,810
 01/01/2011 to 12/31/2011.............................   1.715545     1.709387         131,841
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.............................   1.796110     1.899074         223,334
 01/01/2005 to 12/31/2005.............................   1.899074     1.913072         638,825
 01/01/2006 to 12/31/2006.............................   1.913072     1.969705         946,308
 01/01/2007 to 12/31/2007.............................   1.969705     2.006028         892,886
 01/01/2008 to 12/31/2008.............................   2.006028     1.670225         705,269
 01/01/2009 to 12/31/2009.............................   1.670225     2.163629         659,434
 01/01/2010 to 12/31/2010.............................   2.163629     2.389723         661,523
 01/01/2011 to 12/31/2011.............................   2.389723     2.484166         603,675
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001.............................   1.511931     1.543832               0
 01/01/2002 to 12/31/2002.............................   1.543832     1.658262               0
 01/01/2003 to 12/31/2003.............................   1.658262     1.832210         829,237
 01/01/2004 to 12/31/2004.............................   1.832210     1.915988       1,171,738
 01/01/2005 to 12/31/2005.............................   1.915988     1.932189       1,360,213
 01/01/2006 to 12/31/2006.............................   1.932189     1.989949         899,638
 01/01/2007 to 12/31/2007.............................   1.989949     2.030254         935,766
 01/01/2008 to 12/31/2008.............................   2.030254     1.692571         610,501
 01/01/2009 to 12/31/2009.............................   1.692571     2.193961         560,849
 01/01/2010 to 12/31/2010.............................   2.193961     2.426849         498,779
 01/01/2011 to 12/31/2011.............................   2.426849     2.524913         432,435
Western Asset Management U.S. Government Sub-Account
  (Class B)/(8)/
 05/01/2004 to 12/31/2004.............................   1.484568     1.515937         144,046
 01/01/2005 to 12/31/2005.............................   1.515937     1.509677         374,474
 01/01/2006 to 12/31/2006.............................   1.509677     1.540868         469,141
 01/01/2007 to 12/31/2007.............................   1.540868     1.574270         509,992
 01/01/2008 to 12/31/2008.............................   1.574270     1.537883         381,509
 01/01/2009 to 12/31/2009.............................   1.537883     1.572081         410,984
 01/01/2010 to 12/31/2010.............................   1.572081     1.628845         454,145
 01/01/2011 to 12/31/2011.............................   1.628845     1.684109         353,037

                                                             1.80% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Western Asset Management U.S. Government Sub-Account
  (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.396679     1.435784              0
 01/01/2002 to 12/31/2002............................   1.435784     1.517679              0
 01/01/2003 to 12/31/2003............................   1.517679     1.513685        718,528
 01/01/2004 to 12/31/2004............................   1.513685     1.528314        985,830
 01/01/2005 to 12/31/2005............................   1.528314     1.524834        731,976
 01/01/2006 to 12/31/2006............................   1.524834     1.557240        612,241
 01/01/2007 to 12/31/2007............................   1.557240     1.592511        460,091
 01/01/2008 to 12/31/2008............................   1.592511     1.557331        384,682
 01/01/2009 to 12/31/2009............................   1.557331     1.593574        316,333
 01/01/2010 to 12/31/2010............................   1.593574     1.653908        212,641
 01/01/2011 to 12/31/2011............................   1.653908     1.710285        165,464



                                                               2.05% VARIABLE ACCOUNT CHARGE
                                                        --------------------------------------------
                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                                         OF PERIOD    OF PERIOD       OF PERIOD
                                                        ------------ ------------ ------------------

American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006..............................  13.982503    14.614000          10,914
 01/01/2007 to 12/31/2007..............................  14.614000    14.792401          61,553
 01/01/2008 to 12/31/2008..............................  14.792401    13.136693          53,159
 01/01/2009 to 12/31/2009..............................  13.136693    14.492562          38,647
 01/01/2010 to 12/31/2010..............................  14.492562    15.113562          40,216
 01/01/2011 to 12/31/2011..............................  15.113562    15.711512          27,983
American Funds Global Small Capitalization Sub-Account
 07/02/2001 to 12/31/2001..............................   1.437892     1.322952               0
 01/01/2002 to 12/31/2002..............................   1.322952     1.049145               0
 01/01/2003 to 12/31/2003..............................   1.049145     1.578095         316,232
 01/01/2004 to 12/31/2004..............................   1.578095     1.868823         913,318
 01/01/2005 to 12/31/2005..............................   1.868823     2.295220       1,783,082
 01/01/2006 to 12/31/2006..............................   2.295220     2.789694       1,162,763
 01/01/2007 to 12/31/2007..............................   2.789694     3.318383       1,242,244
 01/01/2008 to 12/31/2008..............................   3.318383     1.510877       1,049,615
 01/01/2009 to 12/31/2009..............................   1.510877     2.387565         973,641
 01/01/2010 to 12/31/2010..............................   2.387565     2.863468         814,577
 01/01/2011 to 12/31/2011..............................   2.863468     2.268350         803,848
American Funds Growth Sub-Account
 07/02/2001 to 12/31/2001..............................  11.596999    10.221735               0
 01/01/2002 to 12/31/2002..............................  10.221735     7.565137               0
 01/01/2003 to 12/31/2003..............................   7.565137    10.139877         286,714
 01/01/2004 to 12/31/2004..............................  10.139877    11.175001         598,182
 01/01/2005 to 12/31/2005..............................  11.175001    12.721755         744,424
 01/01/2006 to 12/31/2006..............................  12.721755    13.737855         712,301
 01/01/2007 to 12/31/2007..............................  13.737855    15.119408         718,416
 01/01/2008 to 12/31/2008..............................  15.119408     8.298526         636,561
 01/01/2009 to 12/31/2009..............................   8.298526    11.334400         588,050
 01/01/2010 to 12/31/2010..............................  11.334400    13.179021         534,911
 01/01/2011 to 12/31/2011..............................  13.179021    12.359883         443,972

                                                 2.05% VARIABLE ACCOUNT CHARGE
                                          --------------------------------------------
                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                           OF PERIOD    OF PERIOD       OF PERIOD
                                          ------------ ------------ ------------------
American Funds Growth-Income Sub-Account
 07/02/2001 to 12/31/2001................   7.858918     7.603086              0
 01/01/2002 to 12/31/2002................   7.603086     6.082291              0
 01/01/2003 to 12/31/2003................   6.082291     7.891275        369,706
 01/01/2004 to 12/31/2004................   7.891275     8.532772        616,916
 01/01/2005 to 12/31/2005................   8.532772     8.847703        641,332
 01/01/2006 to 12/31/2006................   8.847703     9.986581        609,397
 01/01/2007 to 12/31/2007................   9.986581    10.276187        591,890
 01/01/2008 to 12/31/2008................  10.276187     6.256613        504,079
 01/01/2009 to 12/31/2009................   6.256613     8.044635        471,543
 01/01/2010 to 12/31/2010................   8.044635     8.782098        430,884
 01/01/2011 to 12/31/2011................   8.782098     8.446794        359,266



                                                             1.85% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------

American Funds(R) Balanced Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.007972     6.989945         13,967
 01/01/2009 to 12/31/2009............................   6.989945     8.874139         21,662
 01/01/2010 to 12/31/2010............................   8.874139     9.770954         19,643
 01/01/2011 to 12/31/2011............................   9.770954     9.388157         11,311
American Funds(R) Growth Allocation Sub-Account
 04/28/2008 to 12/31/2008............................   9.997973     6.340094              0
 01/01/2009 to 12/31/2009............................   6.340094     8.342480         73,683
 01/01/2010 to 12/31/2010............................   8.342480     9.293873         72,752
 01/01/2011 to 12/31/2011............................   9.293873     8.692032         72,323
American Funds(R) Moderate Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.017972     7.661591              0
 01/01/2009 to 12/31/2009............................   7.661591     9.280852              0
 01/01/2010 to 12/31/2010............................   9.280852    10.013393          1,109
 01/01/2011 to 12/31/2011............................  10.013393     9.849039              0
Artio International Stock Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.114730     1.269607          6,358
 01/01/2005 to 12/31/2005............................   1.269607     1.465602         48,146
 01/01/2006 to 12/31/2006............................   1.465602     1.672292         65,569
 01/01/2007 to 12/31/2007............................   1.672292     1.806760         88,437
 01/01/2008 to 12/31/2008............................   1.806760     0.988892        107,521
 01/01/2009 to 12/31/2009............................   0.988892     1.183225         88,421
 01/01/2010 to 12/31/2010............................   1.183225     1.241243         72,131
 01/01/2011 to 12/31/2011............................   1.241243     0.973205         62,122
Artio International Stock Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.198477     1.092462         16,241
 01/01/2002 to 12/31/2002............................   1.092462     0.883420        223,223
 01/01/2003 to 12/31/2003............................   0.883420     1.109164        256,999
 01/01/2004 to 12/31/2004............................   1.109164     1.284927        209,328
 01/01/2005 to 12/31/2005............................   1.284927     1.485986        156,146
 01/01/2006 to 12/31/2006............................   1.485986     1.696026        134,143
 01/01/2007 to 12/31/2007............................   1.696026     1.834660         96,672
 01/01/2008 to 12/31/2008............................   1.834660     1.004888         76,564
 01/01/2009 to 12/31/2009............................   1.004888     1.203123         69,970
 01/01/2010 to 12/31/2010............................   1.203123     1.264201         64,393
 01/01/2011 to 12/31/2011............................   1.264201     0.993097         46,672

                                                          1.85% VARIABLE ACCOUNT CHARGE
                                                   --------------------------------------------
                                                   ACCUMULATION ACCUMULATION     NUMBER OF
                                                    UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                   AT BEGINNING    AT END    OUTSTANDING AT END
                                                    OF PERIOD    OF PERIOD       OF PERIOD
                                                   ------------ ------------ ------------------
Barclays Capital Aggregate Bond Index Sub-Account
 07/02/2001 to 12/31/2001.........................   1.084173     1.112895         40,082
 01/01/2002 to 12/31/2002.........................   1.112895     1.201097        383,757
 01/01/2003 to 12/31/2003.........................   1.201097     1.218948        411,372
 01/01/2004 to 12/31/2004.........................   1.218948     1.242541        438,800
 01/01/2005 to 12/31/2005.........................   1.242541     1.242429        406,868
 01/01/2006 to 12/31/2006.........................   1.242429     1.266224        407,056
 01/01/2007 to 12/31/2007.........................   1.266224     1.325682        357,156
 01/01/2008 to 12/31/2008.........................   1.325682     1.374594        409,893
 01/01/2009 to 12/31/2009.........................   1.374594     1.416596        411,296
 01/01/2010 to 12/31/2010.........................   1.416596     1.469805        344,932
 01/01/2011 to 12/31/2011.........................   1.469805     1.548025        167,081
BlackRock Aggressive Growth Sub-Account
 05/01/2004 to 12/31/2004.........................  31.231893    34.523392              0
 01/01/2005 to 12/31/2005.........................  34.523392    37.428177            904
 01/01/2006 to 12/31/2006.........................  37.428177    39.120333          1,646
 01/01/2007 to 12/31/2007.........................  39.120333    46.170185          2,272
 01/01/2008 to 12/31/2008.........................  46.170185    24.545571          3,417
 01/01/2009 to 12/31/2009.........................  24.545571    35.917321          4,282
 01/01/2010 to 12/31/2010.........................  35.917321    40.546181          2,472
 01/01/2011 to 12/31/2011.........................  40.546181    38.512898          1,917
BlackRock Bond Income Sub-Account
 07/02/2001 to 12/31/2001.........................   3.501451     3.619833         84,982
 01/01/2002 to 12/31/2002.........................   3.619833     3.843757        367,970
 01/01/2003 to 12/31/2003.........................   3.843757     3.983960        429,422
 01/01/2004 to 12/31/2004.........................   3.983960     4.073904        457,529
 01/01/2005 to 12/31/2005.........................   4.073904     4.085602        418,199
 01/01/2006 to 12/31/2006.........................   4.085602     4.176848        307,416
 01/01/2007 to 12/31/2007.........................   4.176848     4.346791        260,869
 01/01/2008 to 12/31/2008.........................   4.346791     4.110518        188,956
 01/01/2009 to 12/31/2009.........................   4.110518     4.405751        262,121
 01/01/2010 to 12/31/2010.........................   4.405751     4.673993        213,389
 01/01/2011 to 12/31/2011.........................   4.673993     4.877821        121,218
BlackRock Diversified Sub-Account
 05/01/2004 to 12/31/2004.........................  32.607769    35.076870              0
 01/01/2005 to 12/31/2005.........................  35.076870    35.406434            116
 01/01/2006 to 12/31/2006.........................  35.406434    38.320556            238
 01/01/2007 to 12/31/2007.........................  38.320556    39.727116            607
 01/01/2008 to 12/31/2008.........................  39.727116    29.261075            526
 01/01/2009 to 12/31/2009.........................  29.261075    33.608253            245
 01/01/2010 to 12/31/2010.........................  33.608253    36.065547            125
 01/01/2011 to 12/31/2011.........................  36.065547    36.676592            121
BlackRock Large Cap Core Sub-Account
 04/30/2007 to 12/31/2007.........................   7.015093     7.053968         20,429
 01/01/2008 to 12/31/2008.........................   7.053968     4.340930         22,703
 01/01/2009 to 12/31/2009.........................   4.340930     5.079396         21,730
 01/01/2010 to 12/31/2010.........................   5.079396     5.607377         18,491
 01/01/2011 to 12/31/2011.........................   5.607377     5.518848         13,766

                                                                     1.85% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Large Cap Sub-Account
  (previously BlackRock Large Cap Sub-Account/(12)/)
 07/02/2001 to 12/31/2001....................................   6.527604     5.948828         17,338
 01/01/2002 to 12/31/2002....................................   5.948828     4.304826         29,816
 01/01/2003 to 12/31/2003....................................   4.304826     5.489819         48,924
 01/01/2004 to 12/31/2004....................................   5.489819     5.960047         30,258
 01/01/2005 to 12/31/2005....................................   5.960047     6.045173         32,540
 01/01/2006 to 12/31/2006....................................   6.045173     6.755657         33,130
 01/01/2007 to 04/27/2007....................................   6.755657     7.074482              0
BlackRock Large Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   1.059512     1.165355          6,984
 01/01/2005 to 12/31/2005....................................   1.165355     1.207632          9,302
 01/01/2006 to 12/31/2006....................................   1.207632     1.412341         25,781
 01/01/2007 to 12/31/2007....................................   1.412341     1.429694        176,600
 01/01/2008 to 12/31/2008....................................   1.429694     0.910672        302,525
 01/01/2009 to 12/31/2009....................................   0.910672     0.992799        322,497
 01/01/2010 to 12/31/2010....................................   0.992799     1.061599        267,951
 01/01/2011 to 12/31/2011....................................   1.061599     1.063541        262,686
BlackRock Large Cap Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002....................................   1.000000     0.790023         86,591
 01/01/2003 to 12/31/2003....................................   0.790023     1.050182        251,798
 01/01/2004 to 12/31/2004....................................   1.050182     1.168212        154,244
 01/01/2005 to 12/31/2005....................................   1.168212     1.212123        143,625
 01/01/2006 to 12/31/2006....................................   1.212123     1.418488        127,585
 01/01/2007 to 12/31/2007....................................   1.418488     1.437905        123,062
 01/01/2008 to 12/31/2008....................................   1.437905     0.916900        101,273
 01/01/2009 to 12/31/2009....................................   0.916900     1.000692         71,952
 01/01/2010 to 12/31/2010....................................   1.000692     1.070798         66,811
 01/01/2011 to 12/31/2011....................................   1.070798     1.073573         29,630
BlackRock Legacy Large Cap Growth Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.222263     2.427777            921
 01/01/2005 to 12/31/2005....................................   2.427777     2.544365         12,212
 01/01/2006 to 12/31/2006....................................   2.544365     2.594901         12,875
 01/01/2007 to 12/31/2007....................................   2.594901     3.016574         15,679
 01/01/2008 to 12/31/2008....................................   3.016574     1.874597         19,090
 01/01/2009 to 12/31/2009....................................   1.874597     2.512019         42,070
 01/01/2010 to 12/31/2010....................................   2.512019     2.946113         96,512
 01/01/2011 to 12/31/2011....................................   2.946113     2.627422         82,242
BlackRock Legacy Large Cap Growth Sub-Account (Class B)
  (formerly FI Large Cap Sub-Account/(14)/)
 05/01/2006 to 12/31/2006....................................  16.363114    16.504189              0
 01/01/2007 to 12/31/2007....................................  16.504189    16.803096          1,550
 01/01/2008 to 12/31/2008....................................  16.803096     9.079821          2,166
 01/01/2009 to 05/01/2009....................................   9.079821     9.461437              0

                                                                     1.85% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Legacy Large Cap Growth Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.900635     2.643452          85,374
 01/01/2002 to 12/31/2002....................................   2.643452     1.732440          87,089
 01/01/2003 to 12/31/2003....................................   1.732440     2.294385         144,236
 01/01/2004 to 12/31/2004....................................   2.294385     2.446067         149,506
 01/01/2005 to 12/31/2005....................................   2.446067     2.565883         108,925
 01/01/2006 to 12/31/2006....................................   2.565883     2.619676          88,452
 01/01/2007 to 12/31/2007....................................   2.619676     3.048225          76,418
 01/01/2008 to 12/31/2008....................................   3.048225     1.896146          74,326
 01/01/2009 to 12/31/2009....................................   1.896146     2.543108          34,145
 01/01/2010 to 12/31/2010....................................   2.543108     2.986420          36,900
 01/01/2011 to 12/31/2011....................................   2.986420     2.666059          15,890
BlackRock Money Market Sub-Account
 07/02/2001 to 12/31/2001....................................   2.044548     2.051376         201,503
 01/01/2002 to 12/31/2002....................................   2.051376     2.037226         964,619
 01/01/2003 to 12/31/2003....................................   2.037226     2.010985       1,182,520
 01/01/2004 to 12/31/2004....................................   2.010985     1.988514         881,356
 01/01/2005 to 12/31/2005....................................   1.988514     2.003634         773,557
 01/01/2006 to 12/31/2006....................................   2.003634     2.056528         876,578
 01/01/2007 to 12/31/2007....................................   2.056528     2.115817         798,820
 01/01/2008 to 12/31/2008....................................   2.115817     2.130913         549,507
 01/01/2009 to 12/31/2009....................................   2.130913     2.097149         559,299
 01/01/2010 to 12/31/2010....................................   2.097149     2.058707         487,842
 01/01/2011 to 12/31/2011....................................   2.058707     2.021071         356,686
Clarion Global Real Estate Sub-Account
 05/01/2004 to 12/31/2004....................................   9.998479    12.794986          10,901
 01/01/2005 to 12/31/2005....................................  12.794986    14.230000          21,480
 01/01/2006 to 12/31/2006....................................  14.230000    19.220070          30,780
 01/01/2007 to 12/31/2007....................................  19.220070    16.034691          39,378
 01/01/2008 to 12/31/2008....................................  16.034691     9.180346          37,612
 01/01/2009 to 12/31/2009....................................   9.180346    12.142370          32,171
 01/01/2010 to 12/31/2010....................................  12.142370    13.839867          29,542
 01/01/2011 to 12/31/2011....................................  13.839867    12.827651          27,082
Davis Venture Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.737436     2.937429          40,355
 01/01/2005 to 12/31/2005....................................   2.937429     3.171992         190,426
 01/01/2006 to 12/31/2006....................................   3.171992     3.559952         197,342
 01/01/2007 to 12/31/2007....................................   3.559952     3.646127         269,519
 01/01/2008 to 12/31/2008....................................   3.646127     2.164603         333,994
 01/01/2009 to 12/31/2009....................................   2.164603     2.797483         311,132
 01/01/2010 to 12/31/2010....................................   2.797483     3.067854         302,785
 01/01/2011 to 12/31/2011....................................   3.067854     2.883159         253,086
Davis Venture Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.705362     2.560966         191,591
 01/01/2002 to 12/31/2002....................................   2.560966     2.097908         484,421
 01/01/2003 to 12/31/2003....................................   2.097908     2.692475         589,561
 01/01/2004 to 12/31/2004....................................   2.692475     2.963899         826,221
 01/01/2005 to 12/31/2005....................................   2.963899     3.204658         654,313
 01/01/2006 to 12/31/2006....................................   3.204658     3.599292         598,475
 01/01/2007 to 12/31/2007....................................   3.599292     3.689541         439,498
 01/01/2008 to 12/31/2008....................................   3.689541     2.192625         364,196
 01/01/2009 to 12/31/2009....................................   2.192625     2.837504         314,755
 01/01/2010 to 12/31/2010....................................   2.837504     3.114681         210,280
 01/01/2011 to 12/31/2011....................................   3.114681     2.929915         125,662

                                                                1.85% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
FI Value Leaders Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...............................   2.189947     2.462853              0
 01/01/2005 to 12/31/2005...............................   2.462853     2.670053          4,598
 01/01/2006 to 12/31/2006...............................   2.670053     2.926887         10,370
 01/01/2007 to 12/31/2007...............................   2.926887     2.986133        105,539
 01/01/2008 to 12/31/2008...............................   2.986133     1.785053        107,789
 01/01/2009 to 12/31/2009...............................   1.785053     2.128842        107,621
 01/01/2010 to 12/31/2010...............................   2.128842     2.388224        107,776
 01/01/2011 to 12/31/2011...............................   2.388224     2.194845        103,463
FI Value Leaders Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................   2.505256     2.269359         85,627
 01/01/2002 to 12/31/2002...............................   2.269359     1.791922        174,701
 01/01/2003 to 12/31/2003...............................   1.791922     2.229514         86,812
 01/01/2004 to 12/31/2004...............................   2.229514     2.485359         88,980
 01/01/2005 to 12/31/2005...............................   2.485359     2.696805         77,993
 01/01/2006 to 12/31/2006...............................   2.696805     2.959071         72,415
 01/01/2007 to 12/31/2007...............................   2.959071     3.021933         68,241
 01/01/2008 to 12/31/2008...............................   3.021933     1.808497         40,660
 01/01/2009 to 12/31/2009...............................   1.808497     2.159861         37,197
 01/01/2010 to 12/31/2010...............................   2.159861     2.425546         19,417
 01/01/2011 to 12/31/2011...............................   2.425546     2.231215          7,640
Harris Oakmark International Sub-Account (Class B)/(6)/
 05/01/2003 to 12/31/2003...............................   0.868997     1.163718          9,825
 01/01/2004 to 12/31/2004...............................   1.163718     1.376792         51,768
 01/01/2005 to 12/31/2005...............................   1.376792     1.544055         70,487
 01/01/2006 to 12/31/2006...............................   1.544055     1.953132        125,991
 01/01/2007 to 12/31/2007...............................   1.953132     1.895689        371,860
 01/01/2008 to 12/31/2008...............................   1.895689     1.100027        373,019
 01/01/2009 to 12/31/2009...............................   1.100027     1.674460        406,756
 01/01/2010 to 12/31/2010...............................   1.674460     1.913696        367,666
 01/01/2011 to 12/31/2011...............................   1.913696     1.610854        376,158
Harris Oakmark International Sub-Account (Class E)/(7)/
 05/01/2002 to 12/31/2002...............................   1.056950     0.878920          7,092
 01/01/2003 to 12/31/2003...............................   0.878920     1.166106        214,966
 01/01/2004 to 12/31/2004...............................   1.166106     1.381496        271,742
 01/01/2005 to 12/31/2005...............................   1.381496     1.549833        186,961
 01/01/2006 to 12/31/2006...............................   1.549833     1.962517        140,718
 01/01/2007 to 12/31/2007...............................   1.962517     1.907085        152,755
 01/01/2008 to 12/31/2008...............................   1.907085     1.107729        125,128
 01/01/2009 to 12/31/2009...............................   1.107729     1.688409        104,907
 01/01/2010 to 12/31/2010...............................   1.688409     1.931061         94,269
 01/01/2011 to 12/31/2011...............................   1.931061     1.628044         21,470
Invesco Small Cap Growth Sub-account
 05/01/2002 to 12/31/2002...............................   1.119366     0.842626         26,727
 01/01/2003 to 12/31/2003...............................   0.842626     1.148687         57,378
 01/01/2004 to 12/31/2004...............................   1.148687     1.200106         62,567
 01/01/2005 to 12/31/2005...............................   1.200106     1.275557         59,506
 01/01/2006 to 12/31/2006...............................   1.275557     1.429836         57,454
 01/01/2007 to 12/31/2007...............................   1.429836     1.558872         45,244
 01/01/2008 to 12/31/2008...............................   1.558872     0.937566         54,572
 01/01/2009 to 12/31/2009...............................   0.937566     1.231651         68,895
 01/01/2010 to 12/31/2010...............................   1.231651     1.525667         62,217
 01/01/2011 to 12/31/2011...............................   1.525667     1.481564         36,175

                                                                1.85% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
Janus Forty Sub-Account
 04/30/2007 to 12/31/2007...............................  130.244701   159.294760            25
 01/01/2008 to 12/31/2008...............................  159.294760    90.695950         1,837
 01/01/2009 to 12/31/2009...............................   90.695950   127.188698         2,360
 01/01/2010 to 12/31/2010...............................  127.188698   136.591642         1,992
 01/01/2011 to 12/31/2011...............................  136.591642   123.975296         1,055
Jennison Growth Sub-Account (Class B)
 05/01/2005 to 12/31/2005...............................    0.397840     0.476465        17,229
 01/01/2006 to 12/31/2006...............................    0.476465     0.479560       120,506
 01/01/2007 to 12/31/2007...............................    0.479560     0.524333       120,136
 01/01/2008 to 12/31/2008...............................    0.524333     0.326585       132,150
 01/01/2009 to 12/31/2009...............................    0.326585     0.447439       132,150
 01/01/2010 to 12/31/2010...............................    0.447439     0.488936       146,222
 01/01/2011 to 12/31/2011...............................    0.488936     0.481057       140,285
Jennison Growth Subaccount (Class B)/(8)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class B))
 05/01/2004 to 12/31/2004...............................    0.415008     0.431959             0
 01/01/2005 to 04/30/2005...............................    0.431959     0.393090             0
Jennison Growth Sub-Account (Class E)
 05/01/2005 to 12/31/2005...............................    0.398121     0.477492       107,577
 01/01/2006 to 12/31/2006...............................    0.477492     0.480944       107,474
 01/01/2007 to 12/31/2007...............................    0.480944     0.526579        66,389
 01/01/2008 to 12/31/2008...............................    0.526579     0.327844        64,798
 01/01/2009 to 12/31/2009...............................    0.327844     0.450190        59,600
 01/01/2010 to 12/31/2010...............................    0.450190     0.492507        30,095
 01/01/2011 to 12/31/2011...............................    0.492507     0.484982        26,142
Jennison Growth Subaccount (Class E)/(9)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class E))
 07/02/2001 to 12/31/2001...............................    0.571458     0.488640       124,798
 01/01/2002 to 12/31/2002...............................    0.488640     0.340718       177,725
 01/01/2003 to 12/31/2003...............................    0.340718     0.420437       164,550
 01/01/2004 to 12/31/2004...............................    0.420437     0.431971       168,936
 01/01/2005 to 04/30/2005...............................    0.431971     0.397008             0
Lazard Mid Cap Sub-Account
 05/01/2002 to 12/31/2002...............................    1.136835     0.961265        24,037
 01/01/2003 to 12/31/2003...............................    0.961265     1.190651       149,719
 01/01/2004 to 12/31/2004...............................    1.190651     1.337100       309,467
 01/01/2005 to 12/31/2005...............................    1.337100     1.418444       471,494
 01/01/2006 to 12/31/2006...............................    1.418444     1.596867       440,436
 01/01/2007 to 12/31/2007...............................    1.596867     1.524954       329,569
 01/01/2008 to 12/31/2008...............................    1.524954     0.923575       354,532
 01/01/2009 to 12/31/2009...............................    0.923575     1.239944       341,596
 01/01/2010 to 12/31/2010...............................    1.239944     1.495480       320,896
 01/01/2011 to 12/31/2011...............................    1.495480     1.390660       275,005

                                                                           1.85% VARIABLE ACCOUNT CHARGE
                                                                    --------------------------------------------
                                                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                                                     UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                    AT BEGINNING    AT END    OUTSTANDING AT END
                                                                     OF PERIOD    OF PERIOD       OF PERIOD
                                                                    ------------ ------------ ------------------
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Partners Aggressive Growth
  Sub-Account/(5)(13)/)
 07/02/2001 to 12/31/2001..........................................   0.951001     0.772355        106,288
 01/01/2002 to 12/31/2002..........................................   0.772355     0.524510        148,841
 01/01/2003 to 12/31/2003..........................................   0.524510     0.668877        225,992
 01/01/2004 to 12/31/2004..........................................   0.668877     0.712004        246,997
 01/01/2005 to 12/31/2005..........................................   0.712004     0.793887        191,694
 01/01/2006 to 12/31/2006..........................................   0.793887     0.765824        155,906
 01/01/2007 to 12/31/2007..........................................   0.765824     0.768751        141,249
 01/01/2008 to 12/31/2008..........................................   0.768751     0.459917        141,998
 01/01/2009 to 12/31/2009..........................................   0.459917     0.600304        137,090
 01/01/2010 to 12/31/2010..........................................   0.600304     0.729486        169,067
 01/01/2011 to 12/31/2011..........................................   0.729486     0.739398        154,589
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Value Equity Sub-Account (Class B)/(16)/)
 05/01/2006 to 12/31/2006..........................................   9.064007     9.688414            853
 01/01/2007 to 12/31/2007..........................................   9.688414     8.948118          1,153
 01/01/2008 to 12/31/2008..........................................   8.948118     3.986235          1,734
 01/01/2009 to 12/31/2009..........................................   3.986235     5.398988          1,917
 01/01/2010 to 12/31/2010..........................................   5.398988     5.688824          2,049
 01/01/2011 to 04/29/2011..........................................   5.688824     6.040116              0
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011..........................................   0.610523     0.552155        159,178
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
  (previously Legg Mason Value Equity Sub-Account (Class E)/(17)/)
 05/01/2006 to 12/31/2006..........................................   0.913897     0.977227        304,930
 01/01/2007 to 12/31/2007..........................................   0.977227     0.903468        319,659
 01/01/2008 to 12/31/2008..........................................   0.903468     0.402824        352,122
 01/01/2009 to 12/31/2009..........................................   0.402824     0.545557        168,830
 01/01/2010 to 12/31/2010..........................................   0.545557     0.575057        142,899
 01/01/2011 to 04/29/2011..........................................   0.575057     0.610616              0
Loomis Sayles Small Cap Core Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004..........................................   2.238693     2.529148         19,840
 01/01/2005 to 12/31/2005..........................................   2.529148     2.648695         89,234
 01/01/2006 to 12/31/2006..........................................   2.648695     3.026580         61,836
 01/01/2007 to 12/31/2007..........................................   3.026580     3.316166         86,546
 01/01/2008 to 12/31/2008..........................................   3.316166     2.081445         83,286
 01/01/2009 to 12/31/2009..........................................   2.081445     2.654792         73,498
 01/01/2010 to 12/31/2010..........................................   2.654792     3.315289         78,541
 01/01/2011 to 12/31/2011..........................................   3.315289     3.265663         62,502
Loomis Sayles Small Cap Core Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001..........................................   2.299104     2.170688         23,355
 01/01/2002 to 12/31/2002..........................................   2.170688     1.669690        107,049
 01/01/2003 to 12/31/2003..........................................   1.669690     2.233795        180,436
 01/01/2004 to 12/31/2004..........................................   2.233795     2.548099        252,843
 01/01/2005 to 12/31/2005..........................................   2.548099     2.670913        267,158
 01/01/2006 to 12/31/2006..........................................   2.670913     3.054895        260,818
 01/01/2007 to 12/31/2007..........................................   3.054895     3.350365        131,328
 01/01/2008 to 12/31/2008..........................................   3.350365     2.105027        113,939
 01/01/2009 to 12/31/2009..........................................   2.105027     2.687429        103,716
 01/01/2010 to 12/31/2010..........................................   2.687429     3.359486         90,124
 01/01/2011 to 12/31/2011..........................................   3.359486     3.312557         72,302

                                                             1.85% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Loomis Sayles Small Cap Growth Sub-Account
 07/02/2001 to 12/31/2001............................   0.952992     0.877077         66,878
 01/01/2002 to 12/31/2002............................   0.877077     0.619548        181,969
 01/01/2003 to 12/31/2003............................   0.619548     0.879481        189,078
 01/01/2004 to 12/31/2004............................   0.879481     0.959556        170,894
 01/01/2005 to 12/31/2005............................   0.959556     0.983382        232,037
 01/01/2006 to 12/31/2006............................   0.983382     1.059239        239,268
 01/01/2007 to 12/31/2007............................   1.059239     1.084580        236,351
 01/01/2008 to 12/31/2008............................   1.084580     0.624832        228,886
 01/01/2009 to 12/31/2009............................   0.624832     0.795404        221,126
 01/01/2010 to 12/31/2010............................   0.795404     1.025608        176,894
 01/01/2011 to 12/31/2011............................   1.025608     1.034486        111,878
Lord Abbett Bond Debenture Sub-Account
 07/02/2001 to 12/31/2001............................   1.331819     1.336300         71,753
 01/01/2002 to 12/31/2002............................   1.336300     1.304288        144,282
 01/01/2003 to 12/31/2003............................   1.304288     1.525690        578,734
 01/01/2004 to 12/31/2004............................   1.525690     1.619962        611,851
 01/01/2005 to 12/31/2005............................   1.619962     1.614098        608,418
 01/01/2006 to 12/31/2006............................   1.614098     1.729546        467,095
 01/01/2007 to 12/31/2007............................   1.729546     1.808875        473,723
 01/01/2008 to 12/31/2008............................   1.808875     1.445297        373,398
 01/01/2009 to 12/31/2009............................   1.445297     1.940554        350,234
 01/01/2010 to 12/31/2010............................   1.940554     2.151993        282,963
 01/01/2011 to 12/31/2011............................   2.151993     2.206840         94,980
Met/Artisan Mid Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   2.866587     3.101380          4,845
 01/01/2005 to 12/31/2005............................   3.101380     3.340262         45,312
 01/01/2006 to 12/31/2006............................   3.340262     3.678390         54,682
 01/01/2007 to 12/31/2007............................   3.678390     3.355140         49,711
 01/01/2008 to 12/31/2008............................   3.355140     1.774042         45,632
 01/01/2009 to 12/31/2009............................   1.774042     2.458996         42,217
 01/01/2010 to 12/31/2010............................   2.458996     2.770248         37,647
 01/01/2011 to 12/31/2011............................   2.770248     2.896084         28,429
Met/Artisan Mid Cap Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   2.417697     2.527368        151,414
 01/01/2002 to 12/31/2002............................   2.527368     2.258088        570,820
 01/01/2003 to 12/31/2003............................   2.258088     2.936075        538,634
 01/01/2004 to 12/31/2004............................   2.936075     3.163747        576,582
 01/01/2005 to 12/31/2005............................   3.163747     3.410710        450,545
 01/01/2006 to 12/31/2006............................   3.410710     3.759739        358,964
 01/01/2007 to 12/31/2007............................   3.759739     3.432762        338,690
 01/01/2008 to 12/31/2008............................   3.432762     1.816887        261,363
 01/01/2009 to 12/31/2009............................   1.816887     2.520841        214,727
 01/01/2010 to 12/31/2010............................   2.520841     2.842706        151,412
 01/01/2011 to 12/31/2011............................   2.842706     2.974836         39,274
Met/Franklin Income Sub-Account
 04/28/2008 to 12/31/2008............................   9.997973     7.961672              0
 01/01/2009 to 12/31/2009............................   7.961672     9.990760          1,832
 01/01/2010 to 12/31/2010............................   9.990760    10.967013              0
 01/01/2011 to 12/31/2011............................  10.967013    10.996189              0
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011............................   9.987467     9.737301              0

                                                                       1.85% VARIABLE ACCOUNT CHARGE
                                                                --------------------------------------------
                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                AT BEGINNING    AT END    OUTSTANDING AT END
                                                                 OF PERIOD    OF PERIOD       OF PERIOD
                                                                ------------ ------------ ------------------
Met/Franklin Mutual Shares Sub-Account
 04/28/2008 to 12/31/2008......................................   9.997973     6.579680              0
 01/01/2009 to 12/31/2009......................................   6.579680     8.066372              0
 01/01/2010 to 12/31/2010......................................   8.066372     8.791473              0
 01/01/2011 to 12/31/2011......................................   8.791473     8.583448              0
Met/Franklin Templeton Founding Strategy Sub-Account
 04/28/2008 to 12/31/2008......................................   9.997973     7.011851              0
 01/01/2009 to 12/31/2009......................................   7.011851     8.848627              0
 01/01/2010 to 12/31/2010......................................   8.848627     9.559131              0
 01/01/2011 to 12/31/2011......................................   9.559131     9.219053              0
Met/Templeton Growth Sub-Account
 04/28/2008 to 12/31/2008......................................   9.997973     6.548923              0
 01/01/2009 to 12/31/2009......................................   6.548923     8.526039              0
 01/01/2010 to 12/31/2010......................................   8.526039     9.010855              0
 01/01/2011 to 12/31/2011......................................   9.010855     8.235879              0
MetLife Aggressive Strategy Sub-Account
 05/02/2011 to 12/31/2011......................................  11.836136    10.106462         37,605
MetLife Aggressive Strategy Sub-Account
  (previously MetLife Aggressive Allocation Sub-Account/(18)/)
 05/01/2005 to 12/31/2005......................................   9.998479    11.116973          4,622
 01/01/2006 to 12/31/2006......................................  11.116973    12.622725         20,703
 01/01/2007 to 12/31/2007......................................  12.622725    12.795124         43,394
 01/01/2008 to 12/31/2008......................................  12.795124     7.479422         28,066
 01/01/2009 to 12/31/2009......................................   7.479422     9.654380         30,753
 01/01/2010 to 12/31/2010......................................   9.654380    10.964610         38,573
 01/01/2011 to 04/29/2011......................................  10.964610    11.872089              0
MetLife Conservative Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998479    10.268680         10,774
 01/01/2006 to 12/31/2006......................................  10.268680    10.775641         22,545
 01/01/2007 to 12/31/2007......................................  10.775641    11.166344         61,992
 01/01/2008 to 12/31/2008......................................  11.166344     9.384038         60,776
 01/01/2009 to 12/31/2009......................................   9.384038    11.102870         61,894
 01/01/2010 to 12/31/2010......................................  11.102870    11.995012         14,784
 01/01/2011 to 12/31/2011......................................  11.995012    12.158629         20,402
MetLife Conservative to Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998479    10.485953         37,117
 01/01/2006 to 12/31/2006......................................  10.485953    11.264222         63,049
 01/01/2007 to 12/31/2007......................................  11.264222    11.588608        102,348
 01/01/2008 to 12/31/2008......................................  11.588608     8.918874         77,860
 01/01/2009 to 12/31/2009......................................   8.918874    10.828435         78,877
 01/01/2010 to 12/31/2010......................................  10.828435    11.855289         82,088
 01/01/2011 to 12/31/2011......................................  11.855289    11.760530         56,094
MetLife Mid Cap Stock Index Sub-Account
 07/02/2001 to 12/31/2001......................................   1.046284     1.022945         59,366
 01/01/2002 to 12/31/2002......................................   1.022945     0.852463        108,174
 01/01/2003 to 12/31/2003......................................   0.852463     1.125970        125,950
 01/01/2004 to 12/31/2004......................................   1.125970     1.279031        161,262
 01/01/2005 to 12/31/2005......................................   1.279031     1.406596        170,138
 01/01/2006 to 12/31/2006......................................   1.406596     1.516564        200,224
 01/01/2007 to 12/31/2007......................................   1.516564     1.600512        149,081
 01/01/2008 to 12/31/2008......................................   1.600512     0.999533        130,557
 01/01/2009 to 12/31/2009......................................   0.999533     1.342060        109,843
 01/01/2010 to 12/31/2010......................................   1.342060     1.659958         79,850
 01/01/2011 to 12/31/2011......................................   1.659958     1.593945         52,435

                                                              1.85% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
MetLife Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998479    10.716062         66,967
 01/01/2006 to 12/31/2006.............................  10.716062    11.765671        133,715
 01/01/2007 to 12/31/2007.............................  11.765671    12.050793        227,605
 01/01/2008 to 12/31/2008.............................  12.050793     8.442098        254,291
 01/01/2009 to 12/31/2009.............................   8.442098    10.486039        240,511
 01/01/2010 to 12/31/2010.............................  10.486039    11.649751        219,671
 01/01/2011 to 12/31/2011.............................  11.649751    11.280102        172,675
MetLife Moderate to Aggressive Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998479    10.941243          2,456
 01/01/2006 to 12/31/2006.............................  10.941243    12.268223        205,748
 01/01/2007 to 12/31/2007.............................  12.268223    12.505754        254,388
 01/01/2008 to 12/31/2008.............................  12.505754     7.964943        326,825
 01/01/2009 to 12/31/2009.............................   7.964943    10.093787        303,618
 01/01/2010 to 12/31/2010.............................  10.093787    11.365396        306,244
 01/01/2011 to 12/31/2011.............................  11.365396    10.736617        328,840
MetLife Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   3.600500     3.328042         34,007
 01/01/2002 to 12/31/2002.............................   3.328042     2.531361        165,994
 01/01/2003 to 12/31/2003.............................   2.531361     3.177613        221,076
 01/01/2004 to 12/31/2004.............................   3.177613     3.439844        228,349
 01/01/2005 to 12/31/2005.............................   3.439844     3.524737        266,279
 01/01/2006 to 12/31/2006.............................   3.524737     3.985791        257,640
 01/01/2007 to 12/31/2007.............................   3.985791     4.106968        167,951
 01/01/2008 to 12/31/2008.............................   4.106968     2.529312        141,705
 01/01/2009 to 12/31/2009.............................   2.529312     3.126545        124,316
 01/01/2010 to 12/31/2010.............................   3.126545     3.514018        114,264
 01/01/2011 to 12/31/2011.............................   3.514018     3.506150         93,792
MFS(R) Investors Trust Sub-Account (Class B)/(11)/
 05/01/2004 to 12/31/2004.............................   7.518786     8.310025              0
 01/01/2005 to 12/31/2005.............................   8.310025     8.721190              0
 01/01/2006 to 04/30/2006.............................   8.721190     9.101615              0
MFS(R) Investors Trust Sub-Account (Class E)/(11)/
 07/02/2001 to 12/31/2001.............................   0.886078     0.819603         40,859
 01/01/2002 to 12/31/2002.............................   0.819603     0.641720        156,500
 01/01/2003 to 12/31/2003.............................   0.641720     0.765404        150,754
 01/01/2004 to 12/31/2004.............................   0.765404     0.836074        282,054
 01/01/2005 to 12/31/2005.............................   0.836074     0.879181        300,167
 01/01/2006 to 04/30/2006.............................   0.879181     0.917831              0
MFS(R) Investors Trust Sub-Account/(2)(11)/
  (previously MFS(R) Research Managers Sub-Account)
 07/02/2001 to 12/31/2001.............................   0.966673     0.865566          8,533
 01/01/2002 to 12/31/2002.............................   0.865566     0.644011         29,803
 01/01/2003 to 12/31/2003.............................   0.644011     0.783420        150,635
 01/01/2004 to 04/30/2004.............................   0.783420     0.796423        243,347

                                                  1.85% VARIABLE ACCOUNT CHARGE
                                           --------------------------------------------
                                           ACCUMULATION ACCUMULATION     NUMBER OF
                                            UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                           AT BEGINNING    AT END    OUTSTANDING AT END
                                            OF PERIOD    OF PERIOD       OF PERIOD
                                           ------------ ------------ ------------------
MFS(R) Research International Sub-Account
 07/02/2001 to 12/31/2001.................   0.925002     0.844474         54,060
 01/01/2002 to 12/31/2002.................   0.844474     0.731160        101,507
 01/01/2003 to 12/31/2003.................   0.731160     0.947757        123,623
 01/01/2004 to 12/31/2004.................   0.947757     1.112316        247,807
 01/01/2005 to 12/31/2005.................   1.112316     1.271316        282,360
 01/01/2006 to 12/31/2006.................   1.271316     1.579614        261,505
 01/01/2007 to 12/31/2007.................   1.579614     1.756585        250,067
 01/01/2008 to 12/31/2008.................   1.756585     0.993777        355,675
 01/01/2009 to 12/31/2009.................   0.993777     1.283506        226,983
 01/01/2010 to 12/31/2010.................   1.283506     1.403694        198,015
 01/01/2011 to 12/31/2011.................   1.403694     1.230364        165,426
MFS(R) Total Return Sub-Account
 05/01/2004 to 12/31/2004.................   3.405512     3.691942         32,158
 01/01/2005 to 12/31/2005.................   3.691942     3.727785        258,911
 01/01/2006 to 12/31/2006.................   3.727785     4.096362        231,053
 01/01/2007 to 12/31/2007.................   4.096362     4.186439        219,827
 01/01/2008 to 12/31/2008.................   4.186439     3.191073        169,458
 01/01/2009 to 12/31/2009.................   3.191073     3.705963        146,864
 01/01/2010 to 12/31/2010.................   3.705963     3.994517        139,289
 01/01/2011 to 12/31/2011.................   3.994517     4.006116         61,572
MFS(R) Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.................   1.183863     1.273745         22,218
 01/01/2005 to 12/31/2005.................   1.273745     1.229825         84,674
 01/01/2006 to 12/31/2006.................   1.229825     1.422712        133,095
 01/01/2007 to 12/31/2007.................   1.422712     1.340267        161,308
 01/01/2008 to 12/31/2008.................   1.340267     0.872209        167,101
 01/01/2009 to 12/31/2009.................   0.872209     1.032472        132,580
 01/01/2010 to 12/31/2010.................   1.032472     1.126865        136,739
 01/01/2011 to 12/31/2011.................   1.126865     1.113320        112,756
MFS(R) Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002.................   1.165659     0.953209        167,441
 01/01/2003 to 12/31/2003.................   0.953209     1.172864        218,961
 01/01/2004 to 12/31/2004.................   1.172864     1.281302        302,522
 01/01/2005 to 12/31/2005.................   1.281302     1.238478        237,850
 01/01/2006 to 12/31/2006.................   1.238478     1.433874        232,768
 01/01/2007 to 12/31/2007.................   1.433874     1.352154        186,588
 01/01/2008 to 12/31/2008.................   1.352154     0.881168        128,718
 01/01/2009 to 12/31/2009.................   0.881168     1.043820        118,554
 01/01/2010 to 12/31/2010.................   1.043820     1.140010        108,394
 01/01/2011 to 12/31/2011.................   1.140010     1.128175         74,585
MFS(R) Total Return Sub-Account/(1)/
  (previously Balanced Sub-Account)
 07/02/2001 to 12/31/2001.................   1.454822     1.425405        123,058
 01/01/2002 to 12/31/2002.................   1.425405     1.207224        265,627
 01/01/2003 to 12/31/2003.................   1.207224     1.417756        517,721
 01/01/2004 to 04/30/2004.................   1.417756     1.403299        872,262

                                                                      1.85% VARIABLE ACCOUNT CHARGE
                                                               --------------------------------------------
                                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                                UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                               AT BEGINNING    AT END    OUTSTANDING AT END
                                                                OF PERIOD    OF PERIOD       OF PERIOD
                                                               ------------ ------------ ------------------
Morgan Stanley EAFE(R) Index Sub-Account
 07/02/2001 to 12/31/2001.....................................   0.933426     0.839531         27,550
 01/01/2002 to 12/31/2002.....................................   0.839531     0.686005        103,767
 01/01/2003 to 12/31/2003.....................................   0.686005     0.923962        424,754
 01/01/2004 to 12/31/2004.....................................   0.923962     1.081778        289,023
 01/01/2005 to 12/31/2005.....................................   1.081778     1.199345        297,009
 01/01/2006 to 12/31/2006.....................................   1.199345     1.477032        241,503
 01/01/2007 to 12/31/2007.....................................   1.477032     1.602340        225,255
 01/01/2008 to 12/31/2008.....................................   1.602340     0.909119        207,073
 01/01/2009 to 12/31/2009.....................................   0.909119     1.144912        178,854
 01/01/2010 to 12/31/2010.....................................   1.144912     1.212876        138,969
 01/01/2011 to 12/31/2011.....................................   1.212876     1.040068         69,023
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010.....................................   1.213283     1.404929        152,547
 01/01/2011 to 12/31/2011.....................................   1.404929     1.283755         60,013
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account/(4)/)
 05/01/2002 to 12/31/2002.....................................   1.000000     0.807930         44,819
 01/01/2003 to 12/31/2003.....................................   0.807930     1.126945        137,642
 01/01/2004 to 04/30/2004.....................................   1.126945     1.115093        150,651
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account/(3)/))
 07/02/2001 to 12/31/2001.....................................   1.842639     1.515308         43,023
 01/01/2002 to 12/31/2002.....................................   1.515308     1.053541         38,872
 01/01/2003 to 12/31/2003.....................................   1.053541     1.388745         36,357
 01/01/2004 to 12/31/2004.....................................   1.388745     1.592615        148,967
 01/01/2005 to 12/31/2005.....................................   1.592615     1.667685        121,506
 01/01/2006 to 12/31/2006.....................................   1.667685     1.826429        128,081
 01/01/2007 to 12/31/2007.....................................   1.826429     1.938176        118,495
 01/01/2008 to 12/31/2008.....................................   1.938176     0.847900        134,986
 01/01/2009 to 12/31/2009.....................................   0.847900     1.111467        146,305
 01/01/2010 to 04/30/2010.....................................   1.111467     1.201171              0
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class B)/(8)(15)/)
 05/01/2004 to 12/31/2004.....................................   1.583604     1.776298         12,989
 01/01/2005 to 12/31/2005.....................................   1.776298     1.812013         49,313
 01/01/2006 to 12/31/2006.....................................   1.812013     2.071383         76,057
 01/01/2007 to 12/31/2007.....................................   2.071383     1.958148         75,432
 01/01/2008 to 12/31/2008.....................................   1.958148     1.181039         69,028
 01/01/2009 to 12/31/2009.....................................   1.181039     1.308185         98,210
 01/01/2010 to 12/31/2010.....................................   1.308185     1.558295         53,400
 01/01/2011 to 12/31/2011.....................................   1.558295     1.614030         49,377

                                                            1.85% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class E)/(9)(15)/)
 07/02/2001 to 12/31/2001...........................   1.422390     1.388672        157,084
 01/01/2002 to 12/31/2002...........................   1.388672     1.070299        760,612
 01/01/2003 to 12/31/2003...........................   1.070299     1.575133        599,993
 01/01/2004 to 12/31/2004...........................   1.575133     1.780694        694,013
 01/01/2005 to 12/31/2005...........................   1.780694     1.817311        607,795
 01/01/2006 to 12/31/2006...........................   1.817311     2.080992        577,351
 01/01/2007 to 12/31/2007...........................   2.080992     1.969567        499,990
 01/01/2008 to 12/31/2008...........................   1.969567     1.188979        424,976
 01/01/2009 to 12/31/2009...........................   1.188979     1.317993        291,452
 01/01/2010 to 12/31/2010...........................   1.317993     1.571410        229,863
 01/01/2011 to 12/31/2011...........................   1.571410     1.628414         51,832
Neuberger Berman Mid Cap Value Sub-Account
 07/02/2001 to 12/31/2001...........................   1.532536     1.479690         16,606
 01/01/2002 to 12/31/2002...........................   1.479690     1.308561        149,440
 01/01/2003 to 12/31/2003...........................   1.308561     1.749151         75,531
 01/01/2004 to 12/31/2004...........................   1.749151     2.106104        225,042
 01/01/2005 to 12/31/2005...........................   2.106104     2.314232        207,580
 01/01/2006 to 12/31/2006...........................   2.314232     2.526323        212,387
 01/01/2007 to 12/31/2007...........................   2.526323     2.558886        309,493
 01/01/2008 to 12/31/2008...........................   2.558886     1.319263        303,821
 01/01/2009 to 12/31/2009...........................   1.319263     1.913373        296,172
 01/01/2010 to 12/31/2010...........................   1.913373     2.367624        271,886
 01/01/2011 to 12/31/2011...........................   2.367624     2.169180        247,665
Oppenheimer Capital Appreciation Sub-Account
 05/01/2005 to 12/31/2005...........................   7.798203     8.442193          1,840
 01/01/2006 to 12/31/2006...........................   8.442193     8.919052          3,298
 01/01/2007 to 12/31/2007...........................   8.919052    10.005665          4,736
 01/01/2008 to 12/31/2008...........................  10.005665     5.309515          5,836
 01/01/2009 to 12/31/2009...........................   5.309515     7.490066         18,228
 01/01/2010 to 12/31/2010...........................   7.490066     8.043762          6,934
 01/01/2011 to 12/31/2011...........................   8.043762     7.787598          6,238
Oppenheimer Global Equity Sub-Account
 05/01/2004 to 12/31/2004...........................  12.347778    14.201102             57
 01/01/2005 to 12/31/2005...........................  14.201102    16.169317          4,080
 01/01/2006 to 12/31/2006...........................  16.169317    18.469308          6,075
 01/01/2007 to 12/31/2007...........................  18.469308    19.264150          8,142
 01/01/2008 to 12/31/2008...........................  19.264150    11.240297          7,545
 01/01/2009 to 12/31/2009...........................  11.240297    15.426051         10,842
 01/01/2010 to 12/31/2010...........................  15.426051    17.555376         11,543
 01/01/2011 to 12/31/2011...........................  17.555376    15.785557          6,283
PIMCO Inflation Protected Bond Sub-Account
 05/01/2006 to 12/31/2006...........................  10.847883    10.921273              0
 01/01/2007 to 12/31/2007...........................  10.921273    11.877589            217
 01/01/2008 to 12/31/2008...........................  11.877589    10.856031         29,230
 01/01/2009 to 12/31/2009...........................  10.856031    12.580564         59,611
 01/01/2010 to 12/31/2010...........................  12.580564    13.308499         21,551
 01/01/2011 to 12/31/2011...........................  13.308499    14.520814         15,671

                                               1.85% VARIABLE ACCOUNT CHARGE
                                        --------------------------------------------
                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                         OF PERIOD    OF PERIOD       OF PERIOD
                                        ------------ ------------ ------------------
PIMCO Total Return Sub-Account
 07/02/2001 to 12/31/2001..............   1.005838     1.049555         287,549
 01/01/2002 to 12/31/2002..............   1.049555     1.126068       1,288,141
 01/01/2003 to 12/31/2003..............   1.126068     1.153023       2,188,369
 01/01/2004 to 12/31/2004..............   1.153023     1.188206       1,738,819
 01/01/2005 to 12/31/2005..............   1.188206     1.192703       1,785,302
 01/01/2006 to 12/31/2006..............   1.192703     1.223798       1,858,102
 01/01/2007 to 12/31/2007..............   1.223798     1.292117       1,736,531
 01/01/2008 to 12/31/2008..............   1.292117     1.273569       1,580,599
 01/01/2009 to 12/31/2009..............   1.273569     1.475632       1,711,840
 01/01/2010 to 12/31/2010..............   1.475632     1.566946       1,325,985
 01/01/2011 to 12/31/2011..............   1.566946     1.587058         866,822
RCM Technology Sub-Account
 07/02/2001 to 12/31/2001..............   0.756576     0.606964          95,989
 01/01/2002 to 12/31/2002..............   0.606964     0.293553          18,562
 01/01/2003 to 12/31/2003..............   0.293553     0.454084         153,677
 01/01/2004 to 12/31/2004..............   0.454084     0.426516         151,193
 01/01/2005 to 12/31/2005..............   0.426516     0.464846         119,728
 01/01/2006 to 12/31/2006..............   0.464846     0.480745         132,572
 01/01/2007 to 12/31/2007..............   0.480745     0.620649         119,107
 01/01/2008 to 12/31/2008..............   0.620649     0.338414         107,183
 01/01/2009 to 12/31/2009..............   0.338414     0.528135         261,666
 01/01/2010 to 12/31/2010..............   0.528135     0.662025         256,800
 01/01/2011 to 12/31/2011..............   0.662025     0.585603         172,565
Russell 2000(R) Index Sub-Account
 07/02/2001 to 12/31/2001..............   1.203786     1.167855          49,396
 01/01/2002 to 12/31/2002..............   1.167855     0.910067         111,573
 01/01/2003 to 12/31/2003..............   0.910067     1.301795         287,701
 01/01/2004 to 12/31/2004..............   1.301795     1.500256         297,650
 01/01/2005 to 12/31/2005..............   1.500256     1.536173         349,366
 01/01/2006 to 12/31/2006..............   1.536173     1.773219         332,062
 01/01/2007 to 12/31/2007..............   1.773219     1.710867         357,811
 01/01/2008 to 12/31/2008..............   1.710867     1.113916         335,521
 01/01/2009 to 12/31/2009..............   1.113916     1.374094         289,818
 01/01/2010 to 12/31/2010..............   1.374094     1.707448         253,217
 01/01/2011 to 12/31/2011..............   1.707448     1.604349         167,446
SSgA Growth and Income ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.485906    11.098541               0
 01/01/2007 to 12/31/2007..............  11.098541    11.482180           1,261
 01/01/2008 to 12/31/2008..............  11.482180     8.446522               0
 01/01/2009 to 12/31/2009..............   8.446522    10.355272               0
 01/01/2010 to 12/31/2010..............  10.355272    11.409705               0
 01/01/2011 to 12/31/2011..............  11.409705    11.319849               0
SSgA Growth ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.676282    11.351924               0
 01/01/2007 to 12/31/2007..............  11.351924    11.768827               0
 01/01/2008 to 12/31/2008..............  11.768827     7.743759               0
 01/01/2009 to 12/31/2009..............   7.743759     9.813878               0
 01/01/2010 to 12/31/2010..............   9.813878    10.997693               0
 01/01/2011 to 12/31/2011..............  10.997693    10.566641               0

                                                              1.85% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
T. Rowe Price Large Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.089465     1.177047          4,864
 01/01/2005 to 12/31/2005.............................   1.177047     1.228649         17,368
 01/01/2006 to 12/31/2006.............................   1.228649     1.361573          8,783
 01/01/2007 to 12/31/2007.............................   1.361573     1.458791        194,459
 01/01/2008 to 12/31/2008.............................   1.458791     0.830498        270,114
 01/01/2009 to 12/31/2009.............................   0.830498     1.166147        327,101
 01/01/2010 to 12/31/2010.............................   1.166147     1.336463        323,991
 01/01/2011 to 12/31/2011.............................   1.336463     1.294497        274,403
T. Rowe Price Mid Cap Growth Sub-Account
 07/02/2001 to 12/31/2001.............................   0.929338     0.820451         81,714
 01/01/2002 to 12/31/2002.............................   0.820451     0.450718        134,696
 01/01/2003 to 12/31/2003.............................   0.450718     0.604574        223,560
 01/01/2004 to 12/31/2004.............................   0.604574     0.699242        475,587
 01/01/2005 to 12/31/2005.............................   0.699242     0.786870        420,373
 01/01/2006 to 12/31/2006.............................   0.786870     0.820100        443,508
 01/01/2007 to 12/31/2007.............................   0.820100     0.946972        438,300
 01/01/2008 to 12/31/2008.............................   0.946972     0.560060        357,798
 01/01/2009 to 12/31/2009.............................   0.560060     0.799799        333,890
 01/01/2010 to 12/31/2010.............................   0.799799     1.002504        465,922
 01/01/2011 to 12/31/2011.............................   1.002504     0.967949        217,185
T. Rowe Price Small Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.198810     1.274260            950
 01/01/2005 to 12/31/2005.............................   1.274260     1.385018         13,873
 01/01/2006 to 12/31/2006.............................   1.385018     1.409029         37,308
 01/01/2007 to 12/31/2007.............................   1.409029     1.514909         39,657
 01/01/2008 to 12/31/2008.............................   1.514909     0.946977         57,649
 01/01/2009 to 12/31/2009.............................   0.946977     1.288777         58,771
 01/01/2010 to 12/31/2010.............................   1.288777     1.703717         98,784
 01/01/2011 to 12/31/2011.............................   1.703717     1.696754         60,858
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.............................   1.787595     1.889445         30,597
 01/01/2005 to 12/31/2005.............................   1.889445     1.902424         87,167
 01/01/2006 to 12/31/2006.............................   1.902424     1.957765         87,468
 01/01/2007 to 12/31/2007.............................   1.957765     1.992867        131,796
 01/01/2008 to 12/31/2008.............................   1.992867     1.658435        145,229
 01/01/2009 to 12/31/2009.............................   1.658435     2.147283        156,258
 01/01/2010 to 12/31/2010.............................   2.147283     2.370484        177,444
 01/01/2011 to 12/31/2011.............................   2.370484     2.462939        144,182
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001.............................   1.506894     1.538305        103,068
 01/01/2002 to 12/31/2002.............................   1.538305     1.651512        351,381
 01/01/2003 to 12/31/2003.............................   1.651512     1.823846        718,748
 01/01/2004 to 12/31/2004.............................   1.823846     1.906285        869,294
 01/01/2005 to 12/31/2005.............................   1.906285     1.921445        752,797
 01/01/2006 to 12/31/2006.............................   1.921445     1.977898        505,606
 01/01/2007 to 12/31/2007.............................   1.977898     2.016944        442,780
 01/01/2008 to 12/31/2008.............................   2.016944     1.680632        323,673
 01/01/2009 to 12/31/2009.............................   1.680632     2.177398        295,229
 01/01/2010 to 12/31/2010.............................   2.177398     2.407324        235,963
 01/01/2011 to 12/31/2011.............................   2.407324     2.503351         23,802

                                                             1.85% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Western Asset Management U.S. Government Sub-Account
  (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.477529     1.508250         11,755
 01/01/2005 to 12/31/2005............................   1.508250     1.501273         94,387
 01/01/2006 to 12/31/2006............................   1.501273     1.531527        429,589
 01/01/2007 to 12/31/2007............................   1.531527     1.563940        486,989
 01/01/2008 to 12/31/2008............................   1.563940     1.527027        457,154
 01/01/2009 to 12/31/2009............................   1.527027     1.560203        422,388
 01/01/2010 to 12/31/2010............................   1.560203     1.615731        451,590
 01/01/2011 to 12/31/2011............................   1.615731     1.669717        430,621
Western Asset Management U.S. Government Sub-Account
  (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.392026     1.430643        379,947
 01/01/2002 to 12/31/2002............................   1.430643     1.511492        977,904
 01/01/2003 to 12/31/2003............................   1.511492     1.506758        872,600
 01/01/2004 to 12/31/2004............................   1.506758     1.520557        734,336
 01/01/2005 to 12/31/2005............................   1.520557     1.516339        612,862
 01/01/2006 to 12/31/2006............................   1.516339     1.547792        435,625
 01/01/2007 to 12/31/2007............................   1.547792     1.582054        350,705
 01/01/2008 to 12/31/2008............................   1.582054     1.546329        214,143
 01/01/2009 to 12/31/2009............................   1.546329     1.581526        200,801
 01/01/2010 to 12/31/2010............................   1.581526     1.640582        114,160
 01/01/2011 to 12/31/2011............................   1.640582     1.695660         47,568



                                                               2.10% VARIABLE ACCOUNT CHARGE
                                                        --------------------------------------------
                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                                         OF PERIOD    OF PERIOD       OF PERIOD
                                                        ------------ ------------ ------------------

American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006..............................  13.919666    14.543504              0
 01/01/2007 to 12/31/2007..............................  14.543504    14.713646          8,272
 01/01/2008 to 12/31/2008..............................  14.713646    13.060200          9,065
 01/01/2009 to 12/31/2009..............................  13.060200    14.400976          8,144
 01/01/2010 to 12/31/2010..............................  14.400976    15.010546          8,149
 01/01/2011 to 12/31/2011..............................  15.010546    15.596643          8,108
American Funds Global Small Capitalization Sub-Account
 07/02/2001 to 12/31/2001..............................   1.435610     1.320560         93,775
 01/01/2002 to 12/31/2002..............................   1.320560     1.046728        166,626
 01/01/2003 to 12/31/2003..............................   1.046728     1.573673        229,433
 01/01/2004 to 12/31/2004..............................   1.573673     1.862652        281,903
 01/01/2005 to 12/31/2005..............................   1.862652     2.286502        289,626
 01/01/2006 to 12/31/2006..............................   2.286502     2.777713        390,199
 01/01/2007 to 12/31/2007..............................   2.777713     3.302471        440,551
 01/01/2008 to 12/31/2008..............................   3.302471     1.502876        486,129
 01/01/2009 to 12/31/2009..............................   1.502876     2.373735        356,134
 01/01/2010 to 12/31/2010..............................   2.373735     2.845459        331,377
 01/01/2011 to 12/31/2011..............................   2.845459     2.252959        236,919

                                                 2.10% VARIABLE ACCOUNT CHARGE
                                          --------------------------------------------
                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                           OF PERIOD    OF PERIOD       OF PERIOD
                                          ------------ ------------ ------------------
American Funds Growth Sub-Account
 07/02/2001 to 12/31/2001................  11.495493    10.130034         22,270
 01/01/2002 to 12/31/2002................  10.130034     7.493513        102,806
 01/01/2003 to 12/31/2003................   7.493513    10.038856        228,208
 01/01/2004 to 12/31/2004................  10.038856    11.058123        293,639
 01/01/2005 to 12/31/2005................  11.058123    12.582428        323,888
 01/01/2006 to 12/31/2006................  12.582428    13.580625        326,604
 01/01/2007 to 12/31/2007................  13.580625    14.938853        290,731
 01/01/2008 to 12/31/2008................  14.938853     8.195303        290,585
 01/01/2009 to 12/31/2009................   8.195303    11.187819        255,170
 01/01/2010 to 12/31/2010................  11.187819    13.002089        221,893
 01/01/2011 to 12/31/2011................  13.002089    12.187864        140,479
American Funds Growth-Income Sub-Account
 07/02/2001 to 12/31/2001................   7.790110     7.534767         39,554
 01/01/2002 to 12/31/2002................   7.534767     6.024627        178,521
 01/01/2003 to 12/31/2003................   6.024627     7.812562        351,918
 01/01/2004 to 12/31/2004................   7.812562     8.443427        423,615
 01/01/2005 to 12/31/2005................   8.443427     8.750697        418,112
 01/01/2006 to 12/31/2006................   8.750697     9.872164        405,532
 01/01/2007 to 12/31/2007................   9.872164    10.153346        354,993
 01/01/2008 to 12/31/2008................  10.153346     6.178715        308,225
 01/01/2009 to 12/31/2009................   6.178715     7.940504        247,087
 01/01/2010 to 12/31/2010................   7.940504     8.664092        190,527
 01/01/2011 to 12/31/2011................   8.664092     8.329136         74,568



                                                             1.95% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------

American Funds(R) Balanced Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.007863     6.985127        139,907
 01/01/2009 to 12/31/2009............................   6.985127     8.859160        231,006
 01/01/2010 to 12/31/2010............................   8.859160     9.744719        257,815
 01/01/2011 to 12/31/2011............................   9.744719     9.353610        233,612
American Funds(R) Growth Allocation Sub-Account
 04/28/2008 to 12/31/2008............................   9.997863     6.335719              0
 01/01/2009 to 12/31/2009............................   6.335719     8.328393        149,102
 01/01/2010 to 12/31/2010............................   8.328393     9.268914         71,460
 01/01/2011 to 12/31/2011............................   9.268914     8.660039         69,031
American Funds(R) Moderate Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.017862     7.656315          5,891
 01/01/2009 to 12/31/2009............................   7.656315     9.265193         22,582
 01/01/2010 to 12/31/2010............................   9.265193     9.986512         26,607
 01/01/2011 to 12/31/2011............................   9.986512     9.812803         22,902
Artio International Stock Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.100310     1.252352         25,226
 01/01/2005 to 12/31/2005............................   1.252352     1.444243         83,484
 01/01/2006 to 12/31/2006............................   1.444243     1.646278        170,794
 01/01/2007 to 12/31/2007............................   1.646278     1.776867        157,716
 01/01/2008 to 12/31/2008............................   1.776867     0.971554        133,605
 01/01/2009 to 12/31/2009............................   0.971554     1.161317         68,362
 01/01/2010 to 12/31/2010............................   1.161317     1.217045         50,576
 01/01/2011 to 12/31/2011............................   1.217045     0.953279         46,757

                                                             1.95% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Artio International Stock Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.186338     1.080853         10,065
 01/01/2002 to 12/31/2002............................   1.080853     0.873156         37,534
 01/01/2003 to 12/31/2003............................   0.873156     1.095183        121,512
 01/01/2004 to 12/31/2004............................   1.095183     1.267460         98,404
 01/01/2005 to 12/31/2005............................   1.267460     1.464325        136,770
 01/01/2006 to 12/31/2006............................   1.464325     1.669638        169,539
 01/01/2007 to 12/31/2007............................   1.669638     1.804299        134,983
 01/01/2008 to 12/31/2008............................   1.804299     0.987266        112,080
 01/01/2009 to 12/31/2009............................   0.987266     1.180843         80,133
 01/01/2010 to 12/31/2010............................   1.180843     1.239552         64,374
 01/01/2011 to 12/31/2011............................   1.239552     0.972761         61,599
Barclays Capital Aggregate Bond Index Sub-Account
 07/02/2001 to 12/31/2001............................   1.081307     1.109395         23,997
 01/01/2002 to 12/31/2002............................   1.109395     1.196133         75,524
 01/01/2003 to 12/31/2003............................   1.196133     1.212698        311,544
 01/01/2004 to 12/31/2004............................   1.212698     1.234931        389,638
 01/01/2005 to 12/31/2005............................   1.234931     1.233588        486,389
 01/01/2006 to 12/31/2006............................   1.233588     1.255961        483,023
 01/01/2007 to 12/31/2007............................   1.255961     1.313615        405,388
 01/01/2008 to 12/31/2008............................   1.313615     1.360718        298,496
 01/01/2009 to 12/31/2009............................   1.360718     1.400894        236,253
 01/01/2010 to 12/31/2010............................   1.400894     1.452061        236,963
 01/01/2011 to 12/31/2011............................   1.452061     1.527812        200,696
BlackRock Aggressive Growth Sub-Account
 05/01/2004 to 12/31/2004............................  30.735374    33.952019            306
 01/01/2005 to 12/31/2005............................  33.952019    36.772052          1,053
 01/01/2006 to 12/31/2006............................  36.772052    38.396213          3,731
 01/01/2007 to 12/31/2007............................  38.396213    45.270041         11,617
 01/01/2008 to 12/31/2008............................  45.270041    24.042822          1,306
 01/01/2009 to 12/31/2009............................  24.042822    35.146496          3,279
 01/01/2010 to 12/31/2010............................  35.146496    39.636394            489
 01/01/2011 to 12/31/2011............................  39.636394    37.611161            548
BlackRock Bond Income Sub-Account
 07/02/2001 to 12/31/2001............................   3.439469     3.553985         59,043
 01/01/2002 to 12/31/2002............................   3.553985     3.770053        143,354
 01/01/2003 to 12/31/2003............................   3.770053     3.903661        283,566
 01/01/2004 to 12/31/2004............................   3.903661     3.987792        330,466
 01/01/2005 to 12/31/2005............................   3.987792     3.995255        350,620
 01/01/2006 to 12/31/2006............................   3.995255     4.080413        334,297
 01/01/2007 to 12/31/2007............................   4.080413     4.242165        269,889
 01/01/2008 to 12/31/2008............................   4.242165     4.007559        211,504
 01/01/2009 to 12/31/2009............................   4.007559     4.291104        113,500
 01/01/2010 to 12/31/2010............................   4.291104     4.547818        212,919
 01/01/2011 to 12/31/2011............................   4.547818     4.741413        140,573
BlackRock Diversified Sub-Account
 05/01/2004 to 12/31/2004............................  32.031517    34.434146          1,136
 01/01/2005 to 12/31/2005............................  34.434146    34.723028          1,173
 01/01/2006 to 12/31/2006............................  34.723028    37.543447          1,863
 01/01/2007 to 12/31/2007............................  37.543447    38.882370          7,906
 01/01/2008 to 12/31/2008............................  38.882370    28.610133          3,344
 01/01/2009 to 12/31/2009............................  28.610133    32.827763          7,211
 01/01/2010 to 12/31/2010............................  32.827763    35.192799          4,249
 01/01/2011 to 12/31/2011............................  35.192799    35.753368          4,789

                                                                     1.95% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Large Cap Core Sub-Account
 04/30/2007 to 12/31/2007....................................   6.849636     6.882972         14,014
 01/01/2008 to 12/31/2008....................................   6.882972     4.231445          9,398
 01/01/2009 to 12/31/2009....................................   4.231445     4.946335          5,876
 01/01/2010 to 12/31/2010....................................   4.946335     5.455032          3,226
 01/01/2011 to 12/31/2011....................................   5.455032     5.363552          3,512
BlackRock Large Cap Sub-Account
  (previously BlackRock Large Cap Sub-Account/(12)/)
 07/02/2001 to 12/31/2001....................................   6.410958     5.839601          4,566
 01/01/2002 to 12/31/2002....................................   5.839601     4.221542         16,215
 01/01/2003 to 12/31/2003....................................   4.221542     5.378222         20,661
 01/01/2004 to 12/31/2004....................................   5.378222     5.833040         26,275
 01/01/2005 to 12/31/2005....................................   5.833040     5.910455         26,108
 01/01/2006 to 12/31/2006....................................   5.910455     6.598524         17,751
 01/01/2007 to 04/27/2007....................................   6.598524     6.907681              0
BlackRock Large Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   1.057386     1.162246         46,958
 01/01/2005 to 12/31/2005....................................   1.162246     1.203210         84,217
 01/01/2006 to 12/31/2006....................................   1.203210     1.405767        149,701
 01/01/2007 to 12/31/2007....................................   1.405767     1.421609        169,332
 01/01/2008 to 12/31/2008....................................   1.421609     0.904612        118,734
 01/01/2009 to 12/31/2009....................................   0.904612     0.985207         78,428
 01/01/2010 to 12/31/2010....................................   0.985207     1.052428         54,406
 01/01/2011 to 12/31/2011....................................   1.052428     1.053301         45,376
BlackRock Large Cap Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002....................................   1.000000     0.789497            100
 01/01/2003 to 12/31/2003....................................   0.789497     1.048437        108,521
 01/01/2004 to 12/31/2004....................................   1.048437     1.165102        193,380
 01/01/2005 to 12/31/2005....................................   1.165102     1.207691        183,251
 01/01/2006 to 12/31/2006....................................   1.207691     1.411893        277,510
 01/01/2007 to 12/31/2007....................................   1.411893     1.429781        183,512
 01/01/2008 to 12/31/2008....................................   1.429781     0.910804        148,287
 01/01/2009 to 12/31/2009....................................   0.910804     0.993045        124,060
 01/01/2010 to 12/31/2010....................................   0.993045     1.061554         67,014
 01/01/2011 to 12/31/2011....................................   1.061554     1.063242         57,299
BlackRock Legacy Large Cap Growth Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.201223     2.403197            922
 01/01/2005 to 12/31/2005....................................   2.403197     2.516095          9,830
 01/01/2006 to 12/31/2006....................................   2.516095     2.563511         23,095
 01/01/2007 to 12/31/2007....................................   2.563511     2.977089         63,607
 01/01/2008 to 12/31/2008....................................   2.977089     1.848201         69,761
 01/01/2009 to 12/31/2009....................................   1.848201     2.474173         29,549
 01/01/2010 to 12/31/2010....................................   2.474173     2.898829         39,704
 01/01/2011 to 12/31/2011....................................   2.898829     2.582672         44,729
BlackRock Legacy Large Cap Growth Sub-Account (Class B)
  (formerly FI Large Cap Sub-Account/(14)/)
 05/01/2006 to 12/31/2006....................................  16.205566    16.334444            431
 01/01/2007 to 12/31/2007....................................  16.334444    16.613557            429
 01/01/2008 to 12/31/2008....................................  16.613557     8.968376            427
 01/01/2009 to 05/01/2009....................................   8.968376     9.342196              0

                                                                     1.95% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Legacy Large Cap Growth Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.881346     2.624563          12,874
 01/01/2002 to 12/31/2002....................................   2.624563     1.718329          51,854
 01/01/2003 to 12/31/2003....................................   1.718329     2.273436          95,491
 01/01/2004 to 12/31/2004....................................   2.273436     2.421303          73,792
 01/01/2005 to 12/31/2005....................................   2.421303     2.537375          66,523
 01/01/2006 to 12/31/2006....................................   2.537375     2.587987          59,132
 01/01/2007 to 12/31/2007....................................   2.587987     3.008327          38,513
 01/01/2008 to 12/31/2008....................................   3.008327     1.869447          40,831
 01/01/2009 to 12/31/2009....................................   1.869447     2.504793          29,096
 01/01/2010 to 12/31/2010....................................   2.504793     2.938490          29,482
 01/01/2011 to 12/31/2011....................................   2.938490     2.620652          23,167
BlackRock Money Market Sub-Account
 07/02/2001 to 12/31/2001....................................   2.008355     2.014060         220,232
 01/01/2002 to 12/31/2002....................................   2.014060     1.998162         272,112
 01/01/2003 to 12/31/2003....................................   1.998162     1.970453         803,996
 01/01/2004 to 12/31/2004....................................   1.970453     1.946482       1,200,883
 01/01/2005 to 12/31/2005....................................   1.946482     1.959327       1,190,244
 01/01/2006 to 12/31/2006....................................   1.959327     2.009047         414,504
 01/01/2007 to 12/31/2007....................................   2.009047     2.064890         771,872
 01/01/2008 to 12/31/2008....................................   2.064890     2.077539       1,019,356
 01/01/2009 to 12/31/2009....................................   2.077539     2.042576         685,901
 01/01/2010 to 12/31/2010....................................   2.042576     2.003130         470,728
 01/01/2011 to 12/31/2011....................................   2.003130     1.964550         426,605
Clarion Global Real Estate Sub-Account
 05/01/2004 to 12/31/2004....................................   9.998397    12.786410          13,564
 01/01/2005 to 12/31/2005....................................  12.786410    14.206292          35,504
 01/01/2006 to 12/31/2006....................................  14.206292    19.168944          72,880
 01/01/2007 to 12/31/2007....................................  19.168944    15.975954          43,562
 01/01/2008 to 12/31/2008....................................  15.975954     9.137518          36,005
 01/01/2009 to 12/31/2009....................................   9.137518    12.073639          26,398
 01/01/2010 to 12/31/2010....................................  12.073639    13.747791          20,861
 01/01/2011 to 12/31/2011....................................  13.747791    12.729591          17,492
Davis Venture Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.711526     2.907697          88,526
 01/01/2005 to 12/31/2005....................................   2.907697     3.136758         259,133
 01/01/2006 to 12/31/2006....................................   3.136758     3.516900         346,664
 01/01/2007 to 12/31/2007....................................   3.516900     3.598412         322,390
 01/01/2008 to 12/31/2008....................................   3.598412     2.134128         204,081
 01/01/2009 to 12/31/2009....................................   2.134128     2.755341         132,395
 01/01/2010 to 12/31/2010....................................   2.755341     3.018621         126,417
 01/01/2011 to 12/31/2011....................................   3.018621     2.834059         102,872
Davis Venture Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.687376     2.542672         121,352
 01/01/2002 to 12/31/2002....................................   2.542672     2.080839         313,036
 01/01/2003 to 12/31/2003....................................   2.080839     2.667899         311,863
 01/01/2004 to 12/31/2004....................................   2.667899     2.933903         550,467
 01/01/2005 to 12/31/2005....................................   2.933903     3.169065         587,118
 01/01/2006 to 12/31/2006....................................   3.169065     3.555768         487,070
 01/01/2007 to 12/31/2007....................................   3.555768     3.641262         349,677
 01/01/2008 to 12/31/2008....................................   3.641262     2.161758         290,798
 01/01/2009 to 12/31/2009....................................   2.161758     2.794762         191,715
 01/01/2010 to 12/31/2010....................................   2.794762     3.064699         156,022
 01/01/2011 to 12/31/2011....................................   3.064699     2.880021          80,669

                                                                1.95% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
FI Value Leaders Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...............................   2.165952     2.434253            512
 01/01/2005 to 12/31/2005...............................   2.434253     2.636417         86,939
 01/01/2006 to 12/31/2006...............................   2.636417     2.887135        142,467
 01/01/2007 to 12/31/2007...............................   2.887135     2.942615        132,913
 01/01/2008 to 12/31/2008...............................   2.942615     1.757271        106,100
 01/01/2009 to 12/31/2009...............................   1.757271     2.093613         37,583
 01/01/2010 to 12/31/2010...............................   2.093613     2.346357         25,854
 01/01/2011 to 12/31/2011...............................   2.346357     2.154216         29,000
FI Value Leaders Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................   2.484860     2.249757         46,359
 01/01/2002 to 12/31/2002...............................   2.249757     1.774666        165,117
 01/01/2003 to 12/31/2003...............................   1.774666     2.205845         60,867
 01/01/2004 to 12/31/2004...............................   2.205845     2.456510         66,054
 01/01/2005 to 12/31/2005...............................   2.456510     2.662845         69,669
 01/01/2006 to 12/31/2006...............................   2.662845     2.918896         76,496
 01/01/2007 to 12/31/2007...............................   2.918896     2.977908         28,254
 01/01/2008 to 12/31/2008...............................   2.977908     1.780358         21,934
 01/01/2009 to 12/31/2009...............................   1.780358     2.124129         21,902
 01/01/2010 to 12/31/2010...............................   2.124129     2.383037         17,320
 01/01/2011 to 12/31/2011...............................   2.383037     2.189922         18,828
Harris Oakmark International Sub-Account (Class B)/(6)/
 05/01/2003 to 12/31/2003...............................   0.867642     1.161131         17,397
 01/01/2004 to 12/31/2004...............................   1.161131     1.372355        362,991
 01/01/2005 to 12/31/2005...............................   1.372355     1.537545        523,008
 01/01/2006 to 12/31/2006...............................   1.537545     1.942959        569,430
 01/01/2007 to 12/31/2007...............................   1.942959     1.883919        447,398
 01/01/2008 to 12/31/2008...............................   1.883919     1.092099        313,868
 01/01/2009 to 12/31/2009...............................   1.092099     1.660730        399,721
 01/01/2010 to 12/31/2010...............................   1.660730     1.896109        244,712
 01/01/2011 to 12/31/2011...............................   1.896109     1.594456        152,826
Harris Oakmark International Sub-Account (Class E)/(7)/
 05/01/2002 to 12/31/2002...............................   1.056359     0.877835        277,772
 01/01/2003 to 12/31/2003...............................   0.877835     1.163504              0
 01/01/2004 to 12/31/2004...............................   1.163504     1.377032         17,062
 01/01/2005 to 12/31/2005...............................   1.377032     1.543286         17,209
 01/01/2006 to 12/31/2006...............................   1.543286     1.952280         23,037
 01/01/2007 to 12/31/2007...............................   1.952280     1.895229         23,624
 01/01/2008 to 12/31/2008...............................   1.895229     1.099737         22,300
 01/01/2009 to 12/31/2009...............................   1.099737     1.674551         16,910
 01/01/2010 to 12/31/2010...............................   1.674551     1.913300          4,825
 01/01/2011 to 12/31/2011...............................   1.913300     1.611458              0
Invesco Small Cap Growth Sub-account
 05/01/2002 to 12/31/2002...............................   1.118741     0.841585         34,441
 01/01/2003 to 12/31/2003...............................   0.841585     1.146127         51,517
 01/01/2004 to 12/31/2004...............................   1.146127     1.196231         92,697
 01/01/2005 to 12/31/2005...............................   1.196231     1.270171         89,617
 01/01/2006 to 12/31/2006...............................   1.270171     1.422380         94,555
 01/01/2007 to 12/31/2007...............................   1.422380     1.549184        181,546
 01/01/2008 to 12/31/2008...............................   1.549184     0.930802        178,943
 01/01/2009 to 12/31/2009...............................   0.930802     1.221543         67,444
 01/01/2010 to 12/31/2010...............................   1.221543     1.511636         66,406
 01/01/2011 to 12/31/2011...............................   1.511636     1.466474         39,155

                                                                1.95% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
Janus Forty Sub-Account
 04/30/2007 to 12/31/2007...............................  127.012722   155.237739            21
 01/01/2008 to 12/31/2008...............................  155.237739    88.297185         1,290
 01/01/2009 to 12/31/2009...............................   88.297185   123.701024         2,660
 01/01/2010 to 12/31/2010...............................  123.701024   132.713434           873
 01/01/2011 to 12/31/2011...............................  132.713434   120.335091           852
Jennison Growth Sub-Account (Class B)
 05/01/2005 to 12/31/2005...............................    0.395851     0.473769        21,777
 01/01/2006 to 12/31/2006...............................    0.473769     0.476371        21,777
 01/01/2007 to 12/31/2007...............................    0.476371     0.520322        33,159
 01/01/2008 to 12/31/2008...............................    0.520322     0.323761       107,703
 01/01/2009 to 12/31/2009...............................    0.323761     0.443127        49,116
 01/01/2010 to 12/31/2010...............................    0.443127     0.483741        21,745
 01/01/2011 to 12/31/2011...............................    0.483741     0.475470        17,052
Jennison Growth Subaccount (Class B)/(8)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class B))
 05/01/2004 to 12/31/2004...............................    0.413345     0.429943             0
 01/01/2005 to 04/30/2005...............................    0.429943     0.391129             0
Jennison Growth Sub-Account (Class E)
 05/01/2005 to 12/31/2005...............................    0.396131     0.474791       130,805
 01/01/2006 to 12/31/2006...............................    0.474791     0.477746        69,883
 01/01/2007 to 12/31/2007...............................    0.477746     0.522552        53,605
 01/01/2008 to 12/31/2008...............................    0.522552     0.325010        31,856
 01/01/2009 to 12/31/2009...............................    0.325010     0.445852        56,001
 01/01/2010 to 12/31/2010...............................    0.445852     0.487274        51,571
 01/01/2011 to 12/31/2011...............................    0.487274     0.479351        41,288
Jennison Growth Subaccount (Class E)/(9)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class E))
 07/02/2001 to 12/31/2001...............................    0.570787     0.487828       182,320
 01/01/2002 to 12/31/2002...............................    0.487828     0.339806       201,314
 01/01/2003 to 12/31/2003...............................    0.339806     0.418895       244,394
 01/01/2004 to 12/31/2004...............................    0.418895     0.429955       145,134
 01/01/2005 to 04/30/2005...............................    0.429955     0.395027             0
Lazard Mid Cap Sub-Account
 05/01/2002 to 12/31/2002...............................    1.136200     0.960092         5,923
 01/01/2003 to 12/31/2003...............................    0.960092     1.188010        21,850
 01/01/2004 to 12/31/2004...............................    1.188010     1.332796        48,192
 01/01/2005 to 12/31/2005...............................    1.332796     1.412470        37,164
 01/01/2006 to 12/31/2006...............................    1.412470     1.588558        44,541
 01/01/2007 to 12/31/2007...............................    1.588558     1.515493        63,014
 01/01/2008 to 12/31/2008...............................    1.515493     0.916923        59,026
 01/01/2009 to 12/31/2009...............................    0.916923     1.229783        46,028
 01/01/2010 to 12/31/2010...............................    1.229783     1.481743        39,807
 01/01/2011 to 12/31/2011...............................    1.481743     1.376512        38,025

                                                                           1.95% VARIABLE ACCOUNT CHARGE
                                                                    --------------------------------------------
                                                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                                                     UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                    AT BEGINNING    AT END    OUTSTANDING AT END
                                                                     OF PERIOD    OF PERIOD       OF PERIOD
                                                                    ------------ ------------ ------------------
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Partners Aggressive Growth
  Sub-Account/(5)(13)/)
 07/02/2001 to 12/31/2001..........................................   0.950839     0.771837        107,551
 01/01/2002 to 12/31/2002..........................................   0.771837     0.523633        211,745
 01/01/2003 to 12/31/2003..........................................   0.523633     0.667104        196,256
 01/01/2004 to 12/31/2004..........................................   0.667104     0.709405        155,673
 01/01/2005 to 12/31/2005..........................................   0.709405     0.790201        164,558
 01/01/2006 to 12/31/2006..........................................   0.790201     0.761508        156,670
 01/01/2007 to 12/31/2007..........................................   0.761508     0.763649        100,878
 01/01/2008 to 12/31/2008..........................................   0.763649     0.456406        151,846
 01/01/2009 to 12/31/2009..........................................   0.456406     0.595126        133,470
 01/01/2010 to 12/31/2010..........................................   0.595126     0.722471        170,865
 01/01/2011 to 12/31/2011..........................................   0.722471     0.731557         80,339
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Value Equity Sub-Account (Class B)/(16)/)
 05/01/2006 to 12/31/2006..........................................   9.000686     9.614354          3,572
 01/01/2007 to 12/31/2007..........................................   9.614354     8.870788          3,545
 01/01/2008 to 12/31/2008..........................................   8.870788     3.947805          4,190
 01/01/2009 to 12/31/2009..........................................   3.947805     5.341592          4,085
 01/01/2010 to 12/31/2010..........................................   5.341592     5.622725          4,211
 01/01/2011 to 04/29/2011..........................................   5.622725     5.967989              0
Legg Mason ClearBridge Aggressive Growth Sub-Account
  (Class E)
 05/02/2011 to 12/31/2011..........................................   0.603221     0.545189        316,070
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
  (previously Legg Mason Value Equity Sub-Account (Class E)/(17)/)
 05/01/2006 to 12/31/2006..........................................   0.907503     0.969747        242,453
 01/01/2007 to 12/31/2007..........................................   0.969747     0.895651        217,806
 01/01/2008 to 12/31/2008..........................................   0.895651     0.398937        243,992
 01/01/2009 to 12/31/2009..........................................   0.398937     0.539751        264,406
 01/01/2010 to 12/31/2010..........................................   0.539751     0.568369        264,543
 01/01/2011 to 04/29/2011..........................................   0.568369     0.603318              0
Loomis Sayles Small Cap Core Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004..........................................   2.216389     2.502291         11,597
 01/01/2005 to 12/31/2005..........................................   2.502291     2.617958         25,452
 01/01/2006 to 12/31/2006..........................................   2.617958     2.988475         51,117
 01/01/2007 to 12/31/2007..........................................   2.988475     3.271123         57,190
 01/01/2008 to 12/31/2008..........................................   3.271123     2.051110         51,886
 01/01/2009 to 12/31/2009..........................................   2.051110     2.613486         42,928
 01/01/2010 to 12/31/2010..........................................   2.613486     3.260448         40,778
 01/01/2011 to 12/31/2011..........................................   3.260448     3.208438         39,775
Loomis Sayles Small Cap Core Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001..........................................   2.282672     2.154109         15,539
 01/01/2002 to 12/31/2002..........................................   2.154109     1.655281         51,749
 01/01/2003 to 12/31/2003..........................................   1.655281     2.212305         69,640
 01/01/2004 to 12/31/2004..........................................   2.212305     2.521057         97,412
 01/01/2005 to 12/31/2005..........................................   2.521057     2.639934         99,754
 01/01/2006 to 12/31/2006..........................................   2.639934     3.016453        103,043
 01/01/2007 to 12/31/2007..........................................   3.016453     3.304879         73,758
 01/01/2008 to 12/31/2008..........................................   3.304879     2.074362         65,250
 01/01/2009 to 12/31/2009..........................................   2.074362     2.645632         63,704
 01/01/2010 to 12/31/2010..........................................   2.645632     3.303936         60,110
 01/01/2011 to 12/31/2011..........................................   3.303936     3.254531         30,682

                                                             1.95% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Loomis Sayles Small Cap Growth Sub-Account
 07/02/2001 to 12/31/2001............................   0.952829     0.876485         83,475
 01/01/2002 to 12/31/2002............................   0.876485     0.618513        139,280
 01/01/2003 to 12/31/2003............................   0.618513     0.877138        140,671
 01/01/2004 to 12/31/2004............................   0.877138     0.956041        137,839
 01/01/2005 to 12/31/2005............................   0.956041     0.978803        161,391
 01/01/2006 to 12/31/2006............................   0.978803     1.053255        143,973
 01/01/2007 to 12/31/2007............................   1.053255     1.077369         59,710
 01/01/2008 to 12/31/2008............................   1.077369     0.620054        101,817
 01/01/2009 to 12/31/2009............................   0.620054     0.788533         80,695
 01/01/2010 to 12/31/2010............................   0.788533     1.015732         75,298
 01/01/2011 to 12/31/2011............................   1.015732     1.023503         74,409
Lord Abbett Bond Debenture Sub-Account
 07/02/2001 to 12/31/2001............................   1.324949     1.328748          5,256
 01/01/2002 to 12/31/2002............................   1.328748     1.295619         41,947
 01/01/2003 to 12/31/2003............................   1.295619     1.514036        405,947
 01/01/2004 to 12/31/2004............................   1.514036     1.605976        761,359
 01/01/2005 to 12/31/2005............................   1.605976     1.598569        851,541
 01/01/2006 to 12/31/2006............................   1.598569     1.711199        819,116
 01/01/2007 to 12/31/2007............................   1.711199     1.787888        689,961
 01/01/2008 to 12/31/2008............................   1.787888     1.427095        537,289
 01/01/2009 to 12/31/2009............................   1.427095     1.914202        472,510
 01/01/2010 to 12/31/2010............................   1.914202     2.120649        452,490
 01/01/2011 to 12/31/2011............................   2.120649     2.172529        336,854
Met/Artisan Mid Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   2.835184     3.065371         47,523
 01/01/2005 to 12/31/2005............................   3.065371     3.298190        107,299
 01/01/2006 to 12/31/2006............................   3.298190     3.628440        112,133
 01/01/2007 to 12/31/2007............................   3.628440     3.306251         94,458
 01/01/2008 to 12/31/2008............................   3.306251     1.746434         49,235
 01/01/2009 to 12/31/2009............................   1.746434     2.418307         46,595
 01/01/2010 to 12/31/2010............................   2.418307     2.721688         39,604
 01/01/2011 to 12/31/2011............................   2.721688     2.842480         36,463
Met/Artisan Mid Cap Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   2.398010     2.505536              0
 01/01/2002 to 12/31/2002............................   2.505536     2.236337              0
 01/01/2003 to 12/31/2003............................   2.236337     2.904875        231,534
 01/01/2004 to 12/31/2004............................   2.904875     3.126989        399,387
 01/01/2005 to 12/31/2005............................   3.126989     3.367724        373,412
 01/01/2006 to 12/31/2006............................   3.367724     3.708654        283,538
 01/01/2007 to 12/31/2007............................   3.708654     3.382715        263,238
 01/01/2008 to 12/31/2008............................   3.382715     1.788597        265,871
 01/01/2009 to 12/31/2009............................   1.788597     2.479109        215,702
 01/01/2010 to 12/31/2010............................   2.479109     2.792854        194,283
 01/01/2011 to 12/31/2011............................   2.792854     2.919751         82,374
Met/Franklin Income Sub-Account
 04/28/2008 to 12/31/2008............................   9.997863     7.956191              0
 01/01/2009 to 12/31/2009............................   7.956191     9.973909          1,530
 01/01/2010 to 12/31/2010............................   9.973909    10.937579          5,105
 01/01/2011 to 12/31/2011............................  10.937579    10.955740          3,468
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011............................   9.987330     9.730711          6,803

                                                                       1.95% VARIABLE ACCOUNT CHARGE
                                                                --------------------------------------------
                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                AT BEGINNING    AT END    OUTSTANDING AT END
                                                                 OF PERIOD    OF PERIOD       OF PERIOD
                                                                ------------ ------------ ------------------
Met/Franklin Mutual Shares Sub-Account
 04/28/2008 to 12/31/2008......................................   9.997863     6.575142              0
 01/01/2009 to 12/31/2009......................................   6.575142     8.052751          2,981
 01/01/2010 to 12/31/2010......................................   8.052751     8.767862          2,981
 01/01/2011 to 12/31/2011......................................   8.767862     8.551854              0
Met/Franklin Templeton Founding Strategy Sub-Account
 04/28/2008 to 12/31/2008......................................   9.997863     7.007019         40,583
 01/01/2009 to 12/31/2009......................................   7.007019     8.833691          8,599
 01/01/2010 to 12/31/2010......................................   8.833691     9.533465         12,737
 01/01/2011 to 12/31/2011......................................   9.533465     9.185125         59,097
Met/Templeton Growth Sub-Account
 04/28/2008 to 12/31/2008......................................   9.997863     6.544407              0
 01/01/2009 to 12/31/2009......................................   6.544407     8.511644              0
 01/01/2010 to 12/31/2010......................................   8.511644     8.986657              0
 01/01/2011 to 12/31/2011......................................   8.986657     8.205560              0
MetLife Aggressive Strategy Sub-Account
 05/02/2011 to 12/31/2011......................................  11.765179    10.039203         23,054
MetLife Aggressive Strategy Sub-Account
  (previously MetLife Aggressive Allocation Sub-Account/(18)/)
 05/01/2005 to 12/31/2005......................................   9.998397    11.109518              0
 01/01/2006 to 12/31/2006......................................  11.109518    12.601688         22,728
 01/01/2007 to 12/31/2007......................................  12.601688    12.760958         22,250
 01/01/2008 to 12/31/2008......................................  12.760958     7.451953         18,359
 01/01/2009 to 12/31/2009......................................   7.451953     9.609306         28,865
 01/01/2010 to 12/31/2010......................................   9.609306    10.902521         26,359
 01/01/2011 to 04/29/2011......................................  10.902521    11.801014              0
MetLife Conservative Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998397    10.261789              0
 01/01/2006 to 12/31/2006......................................  10.261789    10.757677          3,631
 01/01/2007 to 12/31/2007......................................  10.757677    11.136526          4,194
 01/01/2008 to 12/31/2008......................................  11.136526     9.349595         93,272
 01/01/2009 to 12/31/2009......................................   9.349595    11.051068        157,872
 01/01/2010 to 12/31/2010......................................  11.051068    11.927118        168,579
 01/01/2011 to 12/31/2011......................................  11.927118    12.077756        158,150
MetLife Conservative to Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998397    10.478919         30,634
 01/01/2006 to 12/31/2006......................................  10.478919    11.245445        119,336
 01/01/2007 to 12/31/2007......................................  11.245445    11.557663        101,275
 01/01/2008 to 12/31/2008......................................  11.557663     8.886134         83,912
 01/01/2009 to 12/31/2009......................................   8.886134    10.777905         56,719
 01/01/2010 to 12/31/2010......................................  10.777905    11.788180         74,593
 01/01/2011 to 12/31/2011......................................  11.788180    11.682296         58,630
MetLife Mid Cap Stock Index Sub-Account
 07/02/2001 to 12/31/2001......................................   1.045247     1.021416         58,568
 01/01/2002 to 12/31/2002......................................   1.021416     0.850343         96,070
 01/01/2003 to 12/31/2003......................................   0.850343     1.122044        148,295
 01/01/2004 to 12/31/2004......................................   1.122044     1.273295        120,744
 01/01/2005 to 12/31/2005......................................   1.273295     1.398892        241,764
 01/01/2006 to 12/31/2006......................................   1.398892     1.506754        306,319
 01/01/2007 to 12/31/2007......................................   1.506754     1.588560        368,842
 01/01/2008 to 12/31/2008......................................   1.588560     0.991072        296,085
 01/01/2009 to 12/31/2009......................................   0.991072     1.329369        123,685
 01/01/2010 to 12/31/2010......................................   1.329369     1.642620         57,604
 01/01/2011 to 12/31/2011......................................   1.642620     1.575722         52,291

                                                              1.95% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
MetLife Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998397    10.708874         65,516
 01/01/2006 to 12/31/2006.............................  10.708874    11.746060        250,282
 01/01/2007 to 12/31/2007.............................  11.746060    12.018616        460,702
 01/01/2008 to 12/31/2008.............................  12.018616     8.411104        336,873
 01/01/2009 to 12/31/2009.............................   8.411104    10.437100        252,445
 01/01/2010 to 12/31/2010.............................  10.437100    11.583800        194,255
 01/01/2011 to 12/31/2011.............................  11.583800    11.205055        216,035
MetLife Moderate to Aggressive Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998397    10.933905        119,105
 01/01/2006 to 12/31/2006.............................  10.933905    12.247775        184,709
 01/01/2007 to 12/31/2007.............................  12.247775    12.472362        326,569
 01/01/2008 to 12/31/2008.............................  12.472362     7.935695        383,923
 01/01/2009 to 12/31/2009.............................   7.935695    10.046670        324,182
 01/01/2010 to 12/31/2010.............................  10.046670    11.301046        300,937
 01/01/2011 to 12/31/2011.............................  11.301046    10.665174        256,468
MetLife Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   3.560497     3.289425         24,005
 01/01/2002 to 12/31/2002.............................   3.289425     2.499483         95,818
 01/01/2003 to 12/31/2003.............................   2.499483     3.134477         96,716
 01/01/2004 to 12/31/2004.............................   3.134477     3.389747        193,189
 01/01/2005 to 12/31/2005.............................   3.389747     3.469943        335,166
 01/01/2006 to 12/31/2006.............................   3.469943     3.919918        304,269
 01/01/2007 to 12/31/2007.............................   3.919918     4.035033        285,909
 01/01/2008 to 12/31/2008.............................   4.035033     2.482513        257,855
 01/01/2009 to 12/31/2009.............................   2.482513     3.065628        190,850
 01/01/2010 to 12/31/2010.............................   3.065628     3.442111        130,188
 01/01/2011 to 12/31/2011.............................   3.442111     3.430978         96,140
MFS(R) Investors Trust Sub-Account (Class B)/(11)/
 05/01/2004 to 12/31/2004.............................   7.481164     8.262964            215
 01/01/2005 to 12/31/2005.............................   8.262964     8.663158          2,936
 01/01/2006 to 04/30/2006.............................   8.663158     9.038131          3,418
MFS(R) Investors Trust Sub-Account (Class E)/(11)/
 07/02/2001 to 12/31/2001.............................   0.884152     0.817414              0
 01/01/2002 to 12/31/2002.............................   0.817414     0.639359            113
 01/01/2003 to 12/31/2003.............................   0.639359     0.761825          8,586
 01/01/2004 to 12/31/2004.............................   0.761825     0.831330        160,731
 01/01/2005 to 12/31/2005.............................   0.831330     0.873322        171,139
 01/01/2006 to 04/30/2006.............................   0.873322     0.911419              0
MFS(R) Investors Trust Sub-Account/(2)(11)/
  (previously MFS(R) Research Managers Sub-Account)
 07/02/2001 to 12/31/2001.............................   0.964571     0.863251         11,616
 01/01/2002 to 12/31/2002.............................   0.863251     0.641647         43,565
 01/01/2003 to 12/31/2003.............................   0.641647     0.779763         66,762
 01/01/2004 to 04/30/2004.............................   0.779763     0.792445         74,364

                                                  1.95% VARIABLE ACCOUNT CHARGE
                                           --------------------------------------------
                                           ACCUMULATION ACCUMULATION     NUMBER OF
                                            UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                           AT BEGINNING    AT END    OUTSTANDING AT END
                                            OF PERIOD    OF PERIOD       OF PERIOD
                                           ------------ ------------ ------------------
MFS(R) Research International Sub-Account
 07/02/2001 to 12/31/2001.................   0.924647     0.843728          5,957
 01/01/2002 to 12/31/2002.................   0.843728     0.729778         46,061
 01/01/2003 to 12/31/2003.................   0.729778     0.945026        101,377
 01/01/2004 to 12/31/2004.................   0.945026     1.107999        143,409
 01/01/2005 to 12/31/2005.................   1.107999     1.265120        194,392
 01/01/2006 to 12/31/2006.................   1.265120     1.570349        335,760
 01/01/2007 to 12/31/2007.................   1.570349     1.744527        337,842
 01/01/2008 to 12/31/2008.................   1.744527     0.985964        329,327
 01/01/2009 to 12/31/2009.................   0.985964     1.272141        203,523
 01/01/2010 to 12/31/2010.................   1.272141     1.389876        162,371
 01/01/2011 to 12/31/2011.................   1.389876     1.217036        138,370
MFS(R) Total Return Sub-Account
 05/01/2004 to 12/31/2004.................   3.348043     3.627233        525,031
 01/01/2005 to 12/31/2005.................   3.627233     3.658797        174,883
 01/01/2006 to 12/31/2006.................   3.658797     4.016546        189,803
 01/01/2007 to 12/31/2007.................   4.016546     4.100743        149,327
 01/01/2008 to 12/31/2008.................   4.100743     3.122615        113,449
 01/01/2009 to 12/31/2009.................   3.122615     3.622835         90,307
 01/01/2010 to 12/31/2010.................   3.622835     3.901015         66,636
 01/01/2011 to 12/31/2011.................   3.901015     3.908441         50,517
MFS(R) Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.................   1.177387     1.265937         57,797
 01/01/2005 to 12/31/2005.................   1.265937     1.221069        103,536
 01/01/2006 to 12/31/2006.................   1.221069     1.411175        191,084
 01/01/2007 to 12/31/2007.................   1.411175     1.328061        184,399
 01/01/2008 to 12/31/2008.................   1.328061     0.863398        173,875
 01/01/2009 to 12/31/2009.................   0.863398     1.021020        165,568
 01/01/2010 to 12/31/2010.................   1.021020     1.113253        128,192
 01/01/2011 to 12/31/2011.................   1.113253     1.098775        113,608
MFS(R) Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002.................   1.161613     0.949257         25,941
 01/01/2003 to 12/31/2003.................   0.949257     1.166833        124,213
 01/01/2004 to 12/31/2004.................   1.166833     1.273436        158,817
 01/01/2005 to 12/31/2005.................   1.273436     1.229648        121,532
 01/01/2006 to 12/31/2006.................   1.229648     1.422232        121,176
 01/01/2007 to 12/31/2007.................   1.422232     1.339827        109,554
 01/01/2008 to 12/31/2008.................   1.339827     0.872258         95,321
 01/01/2009 to 12/31/2009.................   0.872258     1.032232         90,384
 01/01/2010 to 12/31/2010.................   1.032232     1.126228         79,498
 01/01/2011 to 12/31/2011.................   1.126228     1.113424         38,909
MFS(R) Total Return Sub-Account/(1)/
  (previously Balanced Sub-Account)
 07/02/2001 to 12/31/2001.................   1.445146     1.415219         68,427
 01/01/2002 to 12/31/2002.................   1.415219     1.197402        308,024
 01/01/2003 to 12/31/2003.................   1.197402     1.404814        261,686
 01/01/2004 to 04/30/2004.................   1.404814     1.390032        607,241

                                                                      1.95% VARIABLE ACCOUNT CHARGE
                                                               --------------------------------------------
                                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                                UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                               AT BEGINNING    AT END    OUTSTANDING AT END
                                                                OF PERIOD    OF PERIOD       OF PERIOD
                                                               ------------ ------------ ------------------
Morgan Stanley EAFE(R) Index Sub-Account
 07/02/2001 to 12/31/2001.....................................   0.930958     0.836899          6,859
 01/01/2002 to 12/31/2002.....................................   0.836899     0.683168         42,456
 01/01/2003 to 12/31/2003.....................................   0.683168     0.919223         83,836
 01/01/2004 to 12/31/2004.....................................   0.919223     1.075152        263,650
 01/01/2005 to 12/31/2005.....................................   1.075152     1.190811        449,763
 01/01/2006 to 12/31/2006.....................................   1.190811     1.465061        599,910
 01/01/2007 to 12/31/2007.....................................   1.465061     1.587756        563,321
 01/01/2008 to 12/31/2008.....................................   1.587756     0.899939        482,514
 01/01/2009 to 12/31/2009.....................................   0.899939     1.132218        274,579
 01/01/2010 to 12/31/2010.....................................   1.132218     1.198231        220,468
 01/01/2011 to 12/31/2011.....................................   1.198231     1.026483        233,761
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010.....................................   1.197385     1.385601         63,610
 01/01/2011 to 12/31/2011.....................................   1.385601     1.264831         73,184
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account/(4)/)
 05/01/2002 to 12/31/2002.....................................   1.000000     0.807382            100
 01/01/2003 to 12/31/2003.....................................   0.807382     1.125050         38,408
 01/01/2004 to 04/30/2004.....................................   1.125050     1.112852        104,433
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account/(3)/))
 07/02/2001 to 12/31/2001.....................................   1.834666     1.508004              0
 01/01/2002 to 12/31/2002.....................................   1.508004     1.047409         17,205
 01/01/2003 to 12/31/2003.....................................   1.047409     1.379275         28,005
 01/01/2004 to 12/31/2004.....................................   1.379275     1.580170         62,363
 01/01/2005 to 12/31/2005.....................................   1.580170     1.653004         44,664
 01/01/2006 to 12/31/2006.....................................   1.653004     1.808545         62,688
 01/01/2007 to 12/31/2007.....................................   1.808545     1.917269         57,272
 01/01/2008 to 12/31/2008.....................................   1.917269     0.837909         59,112
 01/01/2009 to 12/31/2009.....................................   0.837909     1.097272         56,197
 01/01/2010 to 04/30/2010.....................................   1.097272     1.185442              0
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class B)/(8)(15)/)
 05/01/2004 to 12/31/2004.....................................   1.577550     1.768335         54,367
 01/01/2005 to 12/31/2005.....................................   1.768335     1.802092        144,908
 01/01/2006 to 12/31/2006.....................................   1.802092     2.057989        169,414
 01/01/2007 to 12/31/2007.....................................   2.057989     1.943529        141,021
 01/01/2008 to 12/31/2008.....................................   1.943529     1.171043        103,455
 01/01/2009 to 12/31/2009.....................................   1.171043     1.295815         75,879
 01/01/2010 to 12/31/2010.....................................   1.295815     1.542019         68,246
 01/01/2011 to 12/31/2011.....................................   1.542019     1.595580         63,148

                                                            1.95% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class E)/(9)(15)/)
 07/02/2001 to 12/31/2001...........................   1.420982     1.386605         30,583
 01/01/2002 to 12/31/2002...........................   1.386605     1.067631        234,686
 01/01/2003 to 12/31/2003...........................   1.067631     1.569640        433,017
 01/01/2004 to 12/31/2004...........................   1.569640     1.772705        572,874
 01/01/2005 to 12/31/2005...........................   1.772705     1.807355        481,003
 01/01/2006 to 12/31/2006...........................   1.807355     2.067528        403,558
 01/01/2007 to 12/31/2007...........................   2.067528     1.954857        343,693
 01/01/2008 to 12/31/2008...........................   1.954857     1.178912        288,235
 01/01/2009 to 12/31/2009...........................   1.178912     1.305527        168,487
 01/01/2010 to 12/31/2010...........................   1.305527     1.554993        136,802
 01/01/2011 to 12/31/2011...........................   1.554993     1.609794         96,816
Neuberger Berman Mid Cap Value Sub-Account
 07/02/2001 to 12/31/2001...........................   1.528486     1.475044          5,550
 01/01/2002 to 12/31/2002...........................   1.475044     1.303133          5,590
 01/01/2003 to 12/31/2003...........................   1.303133     1.740135        138,714
 01/01/2004 to 12/31/2004...........................   1.740135     2.093150        232,084
 01/01/2005 to 12/31/2005...........................   2.093150     2.297706        387,653
 01/01/2006 to 12/31/2006...........................   2.297706     2.505783        510,618
 01/01/2007 to 12/31/2007...........................   2.505783     2.535528        500,367
 01/01/2008 to 12/31/2008...........................   2.535528     1.305905        371,535
 01/01/2009 to 12/31/2009...........................   1.305905     1.892107        352,225
 01/01/2010 to 12/31/2010...........................   1.892107     2.338972        167,140
 01/01/2011 to 12/31/2011...........................   2.338972     2.140790        146,705
Oppenheimer Capital Appreciation Sub-Account
 05/01/2005 to 12/31/2005...........................   7.765357     8.401066              0
 01/01/2006 to 12/31/2006...........................   8.401066     8.866752          4,921
 01/01/2007 to 12/31/2007...........................   8.866752     9.936998          6,667
 01/01/2008 to 12/31/2008...........................   9.936998     5.267773          7,587
 01/01/2009 to 12/31/2009...........................   5.267773     7.423755          5,740
 01/01/2010 to 12/31/2010...........................   7.423755     7.964587          4,325
 01/01/2011 to 12/31/2011...........................   7.964587     7.703252          4,134
Oppenheimer Global Equity Sub-Account
 05/01/2004 to 12/31/2004...........................  12.259526    14.090257              0
 01/01/2005 to 12/31/2005...........................  14.090257    16.027126            326
 01/01/2006 to 12/31/2006...........................  16.027126    18.288645          2,558
 01/01/2007 to 12/31/2007...........................  18.288645    19.056539          7,347
 01/01/2008 to 12/31/2008...........................  19.056539    11.107987          3,684
 01/01/2009 to 12/31/2009...........................  11.107987    15.229231          2,667
 01/01/2010 to 12/31/2010...........................  15.229231    17.314082          8,735
 01/01/2011 to 12/31/2011...........................  17.314082    15.553043         18,936
PIMCO Inflation Protected Bond Sub-Account
 05/01/2006 to 12/31/2006...........................  10.815353    10.881304          1,811
 01/01/2007 to 12/31/2007...........................  10.881304    11.822230         10,279
 01/01/2008 to 12/31/2008...........................  11.822230    10.794602         39,361
 01/01/2009 to 12/31/2009...........................  10.794602    12.496882         85,562
 01/01/2010 to 12/31/2010...........................  12.496882    13.206763         82,427
 01/01/2011 to 12/31/2011...........................  13.206763    14.395452         71,090

                                               1.95% VARIABLE ACCOUNT CHARGE
                                        --------------------------------------------
                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                         OF PERIOD    OF PERIOD       OF PERIOD
                                        ------------ ------------ ------------------
PIMCO Total Return Sub-Account
 07/02/2001 to 12/31/2001..............   1.005452     1.048627               0
 01/01/2002 to 12/31/2002..............   1.048627     1.123949         142,585
 01/01/2003 to 12/31/2003..............   1.123949     1.149700       1,012,550
 01/01/2004 to 12/31/2004..............   1.149700     1.183594       1,115,374
 01/01/2005 to 12/31/2005..............   1.183594     1.186889       1,197,306
 01/01/2006 to 12/31/2006..............   1.186889     1.216618       1,143,591
 01/01/2007 to 12/31/2007..............   1.216618     1.283246       1,050,257
 01/01/2008 to 12/31/2008..............   1.283246     1.263558         794,765
 01/01/2009 to 12/31/2009..............   1.263558     1.462570         954,460
 01/01/2010 to 12/31/2010..............   1.462570     1.551524       1,029,498
 01/01/2011 to 12/31/2011..............   1.551524     1.569872         875,074
RCM Technology Sub-Account
 07/02/2001 to 12/31/2001..............   0.756284     0.606431          16,536
 01/01/2002 to 12/31/2002..............   0.606431     0.293005          65,868
 01/01/2003 to 12/31/2003..............   0.293005     0.452785         198,811
 01/01/2004 to 12/31/2004..............   0.452785     0.424869         327,498
 01/01/2005 to 12/31/2005..............   0.424869     0.462589         434,081
 01/01/2006 to 12/31/2006..............   0.462589     0.477935         324,315
 01/01/2007 to 12/31/2007..............   0.477935     0.616401         221,339
 01/01/2008 to 12/31/2008..............   0.616401     0.335760         222,215
 01/01/2009 to 12/31/2009..............   0.335760     0.523469         347,410
 01/01/2010 to 12/31/2010..............   0.523469     0.655522         177,277
 01/01/2011 to 12/31/2011..............   0.655522     0.579272         158,763
Russell 2000(R) Index Sub-Account
 07/02/2001 to 12/31/2001..............   1.200603     1.164191          41,306
 01/01/2002 to 12/31/2002..............   1.164191     0.906299          77,389
 01/01/2003 to 12/31/2003..............   0.906299     1.295122         113,352
 01/01/2004 to 12/31/2004..............   1.295122     1.491071         169,809
 01/01/2005 to 12/31/2005..............   1.491071     1.525247         159,237
 01/01/2006 to 12/31/2006..............   1.525247     1.758852         223,695
 01/01/2007 to 12/31/2007..............   1.758852     1.695299         182,743
 01/01/2008 to 12/31/2008..............   1.695299     1.102669         161,413
 01/01/2009 to 12/31/2009..............   1.102669     1.358861         144,594
 01/01/2010 to 12/31/2010..............   1.358861     1.686833         100,917
 01/01/2011 to 12/31/2011..............   1.686833     1.583397          89,105
SSgA Growth and Income ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.479788    11.084714           2,476
 01/01/2007 to 12/31/2007..............  11.084714    11.456350           2,688
 01/01/2008 to 12/31/2008..............  11.456350     8.419062           2,165
 01/01/2009 to 12/31/2009..............   8.419062    10.311289          40,463
 01/01/2010 to 12/31/2010..............  10.311289    11.349896          41,882
 01/01/2011 to 12/31/2011..............  11.349896    11.249280           3,079
SSgA Growth ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.670054    11.337781               0
 01/01/2007 to 12/31/2007..............  11.337781    11.742351             394
 01/01/2008 to 12/31/2008..............  11.742351     7.718578             746
 01/01/2009 to 12/31/2009..............   7.718578     9.772188             393
 01/01/2010 to 12/31/2010..............   9.772188    10.940038          60,688
 01/01/2011 to 12/31/2011..............  10.940038    10.500759          57,929

                                                              1.95% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
T. Rowe Price Large Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.083503     1.169830         17,481
 01/01/2005 to 12/31/2005.............................   1.169830     1.219899         36,035
 01/01/2006 to 12/31/2006.............................   1.219899     1.350528        136,717
 01/01/2007 to 12/31/2007.............................   1.350528     1.445504        231,951
 01/01/2008 to 12/31/2008.............................   1.445504     0.822106        193,852
 01/01/2009 to 12/31/2009.............................   0.822106     1.153211        417,587
 01/01/2010 to 12/31/2010.............................   1.153211     1.320318        237,832
 01/01/2011 to 12/31/2011.............................   1.320318     1.277583        218,517
T. Rowe Price Mid Cap Growth Sub-Account
 07/02/2001 to 12/31/2001.............................   0.928979     0.819713         24,117
 01/01/2002 to 12/31/2002.............................   0.819713     0.449852         92,081
 01/01/2003 to 12/31/2003.............................   0.449852     0.602810        624,371
 01/01/2004 to 12/31/2004.............................   0.602810     0.696503        857,272
 01/01/2005 to 12/31/2005.............................   0.696503     0.783007        857,147
 01/01/2006 to 12/31/2006.............................   0.783007     0.815261        877,594
 01/01/2007 to 12/31/2007.............................   0.815261     0.940438        813,294
 01/01/2008 to 12/31/2008.............................   0.940438     0.555637        590,505
 01/01/2009 to 12/31/2009.............................   0.555637     0.792689        297,921
 01/01/2010 to 12/31/2010.............................   0.792689     0.992600        300,241
 01/01/2011 to 12/31/2011.............................   0.992600     0.957430        219,906
T. Rowe Price Small Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.190237     1.264309         24,891
 01/01/2005 to 12/31/2005.............................   1.264309     1.372832         28,765
 01/01/2006 to 12/31/2006.............................   1.372832     1.395240         40,947
 01/01/2007 to 12/31/2007.............................   1.395240     1.498575         54,706
 01/01/2008 to 12/31/2008.............................   1.498575     0.935825         42,217
 01/01/2009 to 12/31/2009.............................   0.935825     1.272327         39,812
 01/01/2010 to 12/31/2010.............................   1.272327     1.680292         43,045
 01/01/2011 to 12/31/2011.............................   1.680292     1.671754         39,034
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.............................   1.770673     1.870319         52,991
 01/01/2005 to 12/31/2005.............................   1.870319     1.881289        166,706
 01/01/2006 to 12/31/2006.............................   1.881289     1.934086        226,759
 01/01/2007 to 12/31/2007.............................   1.934086     1.966784        212,004
 01/01/2008 to 12/31/2008.............................   1.966784     1.635089        170,913
 01/01/2009 to 12/31/2009.............................   1.635089     2.114941        244,315
 01/01/2010 to 12/31/2010.............................   2.114941     2.332448        237,077
 01/01/2011 to 12/31/2011.............................   2.332448     2.421003        193,018
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001.............................   1.496872     1.527317         18,898
 01/01/2002 to 12/31/2002.............................   1.527317     1.638059        156,100
 01/01/2003 to 12/31/2003.............................   1.638059     1.807173        420,899
 01/01/2004 to 12/31/2004.............................   1.807173     1.886965        620,532
 01/01/2005 to 12/31/2005.............................   1.886965     1.900076        633,408
 01/01/2006 to 12/31/2006.............................   1.900076     1.953952        557,480
 01/01/2007 to 12/31/2007.............................   1.953952     1.990523        539,022
 01/01/2008 to 12/31/2008.............................   1.990523     1.656953        410,772
 01/01/2009 to 12/31/2009.............................   1.656953     2.144576        319,961
 01/01/2010 to 12/31/2010.............................   2.144576     2.368668        311,378
 01/01/2011 to 12/31/2011.............................   2.368668     2.460698        191,476

                                                             1.95% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Western Asset Management U.S. Government Sub-Account
  (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.463541     1.492981          7,193
 01/01/2005 to 12/31/2005............................   1.492981     1.484593        114,390
 01/01/2006 to 12/31/2006............................   1.484593     1.513002         86,982
 01/01/2007 to 12/31/2007............................   1.513002     1.543470         77,834
 01/01/2008 to 12/31/2008............................   1.543470     1.505529         62,835
 01/01/2009 to 12/31/2009............................   1.505529     1.536701         93,193
 01/01/2010 to 12/31/2010............................   1.536701     1.589802        148,707
 01/01/2011 to 12/31/2011............................   1.589802     1.641284        129,191
Western Asset Management U.S. Government Sub-Account
  (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.382767     1.420413         81,484
 01/01/2002 to 12/31/2002............................   1.420413     1.499178        307,626
 01/01/2003 to 12/31/2003............................   1.499178     1.492986        464,934
 01/01/2004 to 12/31/2004............................   1.492986     1.505148        548,668
 01/01/2005 to 12/31/2005............................   1.505148     1.499477        538,925
 01/01/2006 to 12/31/2006............................   1.499477     1.529055        487,737
 01/01/2007 to 12/31/2007............................   1.529055     1.561331        394,486
 01/01/2008 to 12/31/2008............................   1.561331     1.524545        288,842
 01/01/2009 to 12/31/2009............................   1.524545     1.557687        251,273
 01/01/2010 to 12/31/2010............................   1.557687     1.614239        240,917
 01/01/2011 to 12/31/2011............................   1.614239     1.666769        179,452



                                                               2.20% VARIABLE ACCOUNT CHARGE
                                                        --------------------------------------------
                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                                         OF PERIOD    OF PERIOD       OF PERIOD
                                                        ------------ ------------ ------------------

American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006..............................  13.794839    14.403530          9,302
 01/01/2007 to 12/31/2007..............................  14.403530    14.557391         21,975
 01/01/2008 to 12/31/2008..............................  14.557391    12.908549         16,542
 01/01/2009 to 12/31/2009..............................  12.908549    14.219535         13,635
 01/01/2010 to 12/31/2010..............................  14.219535    14.806615          9,634
 01/01/2011 to 12/31/2011..............................  14.806615    15.369418          8,048
American Funds Global Small Capitalization Sub-Account
 07/02/2001 to 12/31/2001..............................   1.431058     1.315721          2,408
 01/01/2002 to 12/31/2002..............................   1.315721     1.041846         38,659
 01/01/2003 to 12/31/2003..............................   1.041846     1.564764        118,628
 01/01/2004 to 12/31/2004..............................   1.564764     1.850253        216,798
 01/01/2005 to 12/31/2005..............................   1.850253     2.269019        373,694
 01/01/2006 to 12/31/2006..............................   2.269019     2.753726        531,915
 01/01/2007 to 12/31/2007..............................   2.753726     3.270664        547,658
 01/01/2008 to 12/31/2008..............................   3.270664     1.486904        477,846
 01/01/2009 to 12/31/2009..............................   1.486904     2.346163        511,255
 01/01/2010 to 12/31/2010..............................   2.346163     2.809600        328,004
 01/01/2011 to 12/31/2011..............................   2.809600     2.222344        311,667

                                                 2.20% VARIABLE ACCOUNT CHARGE
                                          --------------------------------------------
                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                           OF PERIOD    OF PERIOD       OF PERIOD
                                          ------------ ------------ ------------------
American Funds Growth Sub-Account
 07/02/2001 to 12/31/2001................  11.297123     9.950260         16,083
 01/01/2002 to 12/31/2002................   9.950260     7.353160         66,881
 01/01/2003 to 12/31/2003................   7.353160     9.841006        180,121
 01/01/2004 to 12/31/2004................   9.841006    10.829321        250,582
 01/01/2005 to 12/31/2005................  10.829321    12.309813        278,813
 01/01/2006 to 12/31/2006................  12.309813    13.273138        286,635
 01/01/2007 to 12/31/2007................  13.273138    14.585937        247,843
 01/01/2008 to 12/31/2008................  14.585937     7.993652        187,862
 01/01/2009 to 12/31/2009................   7.993652    10.901629        140,779
 01/01/2010 to 12/31/2010................  10.901629    12.656838        122,691
 01/01/2011 to 12/31/2011................  12.656838    11.852397        100,050
American Funds Growth-Income Sub-Account
 07/02/2001 to 12/31/2001................   7.655703     7.401072          9,338
 01/01/2002 to 12/31/2002................   7.401072     5.911793         41,859
 01/01/2003 to 12/31/2003................   5.911793     7.658592        191,525
 01/01/2004 to 12/31/2004................   7.658592     8.268729        306,459
 01/01/2005 to 12/31/2005................   8.268729     8.561100        346,257
 01/01/2006 to 12/31/2006................   8.561100     9.648645        371,609
 01/01/2007 to 12/31/2007................   9.648645     9.913486        347,736
 01/01/2008 to 12/31/2008................   9.913486     6.026688        303,558
 01/01/2009 to 12/31/2009................   6.026688     7.737387        209,507
 01/01/2010 to 12/31/2010................   7.737387     8.434034        167,492
 01/01/2011 to 12/31/2011................   8.434034     8.099883        108,203



                                                             2.00% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------

American Funds(R) Balanced Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.007808     6.982719           0
 01/01/2009 to 12/31/2009............................   6.982719     8.851680           0
 01/01/2010 to 12/31/2010............................   8.851680     9.731627           0
 01/01/2011 to 12/31/2011............................   9.731627     9.336384           0
American Funds(R) Growth Allocation Sub-Account
 04/28/2008 to 12/31/2008............................   9.997808     6.333533           0
 01/01/2009 to 12/31/2009............................   6.333533     8.321358           0
 01/01/2010 to 12/31/2010............................   8.321358     9.256460           0
 01/01/2011 to 12/31/2011............................   9.256460     8.644087           0
American Funds(R) Moderate Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.017807     7.653677           0
 01/01/2009 to 12/31/2009............................   7.653677     9.257373           0
 01/01/2010 to 12/31/2010............................   9.257373     9.973098           0
 01/01/2011 to 12/31/2011............................   9.973098     9.794734           0
Artio International Stock Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.093169     1.243813           0
 01/01/2005 to 12/31/2005............................   1.243813     1.433681           0
 01/01/2006 to 12/31/2006............................   1.433681     1.633423           0
 01/01/2007 to 12/31/2007............................   1.633423     1.762107           0
 01/01/2008 to 12/31/2008............................   1.762107     0.962999           0
 01/01/2009 to 12/31/2009............................   0.962999     1.150516           0
 01/01/2010 to 12/31/2010............................   1.150516     1.205123           0
 01/01/2011 to 12/31/2011............................   1.205123     0.943469           0

                                                             2.00% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Artio International Stock Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.180315     1.075100              0
 01/01/2002 to 12/31/2002............................   1.075100     0.868076             85
 01/01/2003 to 12/31/2003............................   0.868076     1.088260              0
 01/01/2004 to 12/31/2004............................   1.088260     1.258817              0
 01/01/2005 to 12/31/2005............................   1.258817     1.453615              0
 01/01/2006 to 12/31/2006............................   1.453615     1.656600              0
 01/01/2007 to 12/31/2007............................   1.656600     1.789310              0
 01/01/2008 to 12/31/2008............................   1.789310     0.978572              0
 01/01/2009 to 12/31/2009............................   0.978572     1.169859              0
 01/01/2010 to 12/31/2010............................   1.169859     1.227409              0
 01/01/2011 to 12/31/2011............................   1.227409     0.962750              0
Barclays Capital Aggregate Bond Index Sub-Account
 07/02/2001 to 12/31/2001............................   1.079877     1.107654              0
 01/01/2002 to 12/31/2002............................   1.107654     1.193659             93
 01/01/2003 to 12/31/2003............................   1.193659     1.209580              0
 01/01/2004 to 12/31/2004............................   1.209580     1.231139              0
 01/01/2005 to 12/31/2005............................   1.231139     1.229186              0
 01/01/2006 to 12/31/2006............................   1.229186     1.250855              0
 01/01/2007 to 12/31/2007............................   1.250855     1.307618              0
 01/01/2008 to 12/31/2008............................   1.307618     1.353827              0
 01/01/2009 to 12/31/2009............................   1.353827     1.393103              0
 01/01/2010 to 12/31/2010............................   1.393103     1.443264              0
 01/01/2011 to 12/31/2011............................   1.443264     1.517799              0
BlackRock Aggressive Growth Sub-Account
 05/01/2004 to 12/31/2004............................  30.490081    33.669887              0
 01/01/2005 to 12/31/2005............................  33.669887    36.448314              0
 01/01/2006 to 12/31/2006............................  36.448314    38.039193              0
 01/01/2007 to 12/31/2007............................  38.039193    44.826570              0
 01/01/2008 to 12/31/2008............................  44.826570    23.795319              0
 01/01/2009 to 12/31/2009............................  23.795319    34.767305              0
 01/01/2010 to 12/31/2010............................  34.767305    39.189179              0
 01/01/2011 to 12/31/2011............................  39.189179    37.168235              0
BlackRock Bond Income Sub-Account
 07/02/2001 to 12/31/2001............................   3.408891     3.521507              0
 01/01/2002 to 12/31/2002............................   3.521507     3.733737             29
 01/01/2003 to 12/31/2003............................   3.733737     3.864128         21,027
 01/01/2004 to 12/31/2004............................   3.864128     3.945428         19,377
 01/01/2005 to 12/31/2005............................   3.945428     3.950841         22,229
 01/01/2006 to 12/31/2006............................   3.950841     4.033040         17,755
 01/01/2007 to 12/31/2007............................   4.033040     4.190808          6,337
 01/01/2008 to 12/31/2008............................   4.190808     3.957057          5,323
 01/01/2009 to 12/31/2009............................   3.957057     4.234912          5,822
 01/01/2010 to 12/31/2010............................   4.234912     4.486020          7,773
 01/01/2011 to 12/31/2011............................   4.486020     4.674654          5,473
BlackRock Diversified Sub-Account
 05/01/2004 to 12/31/2004............................  31.747219    34.117212              0
 01/01/2005 to 12/31/2005............................  34.117212    34.386285              0
 01/01/2006 to 12/31/2006............................  34.386285    37.160821              0
 01/01/2007 to 12/31/2007............................  37.160821    38.466755              0
 01/01/2008 to 12/31/2008............................  38.466755    28.290109              0
 01/01/2009 to 12/31/2009............................  28.290109    32.444336              0
 01/01/2010 to 12/31/2010............................  32.444336    34.764372              0
 01/01/2011 to 12/31/2011............................  34.764372    35.300502              0

                                                                     2.00% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Large Cap Core Sub-Account
 04/30/2007 to 12/31/2007....................................   6.768414     6.799072              0
 01/01/2008 to 12/31/2008....................................   6.799072     4.177765              0
 01/01/2009 to 12/31/2009....................................   4.177765     4.881145              0
 01/01/2010 to 12/31/2010....................................   4.881145     5.380449              0
 01/01/2011 to 12/31/2011....................................   5.380449     5.287579              0
BlackRock Large Cap Sub-Account
  (previously BlackRock Large Cap Sub-Account/(12)/)
 07/02/2001 to 12/31/2001....................................   6.353418     5.785748              0
 01/01/2002 to 12/31/2002....................................   5.785748     4.180522             16
 01/01/2003 to 12/31/2003....................................   4.180522     5.323306              0
 01/01/2004 to 12/31/2004....................................   5.323306     5.770587              0
 01/01/2005 to 12/31/2005....................................   5.770587     5.844259              0
 01/01/2006 to 12/31/2006....................................   5.844259     6.521369              0
 01/01/2007 to 04/27/2007....................................   6.521369     6.825799              0
BlackRock Large Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   1.056325     1.160695              0
 01/01/2005 to 12/31/2005....................................   1.160695     1.201005              0
 01/01/2006 to 12/31/2006....................................   1.201005     1.402492              0
 01/01/2007 to 12/31/2007....................................   1.402492     1.417584              0
 01/01/2008 to 12/31/2008....................................   1.417584     0.901598              0
 01/01/2009 to 12/31/2009....................................   0.901598     0.981432              0
 01/01/2010 to 12/31/2010....................................   0.981432     1.047872              0
 01/01/2011 to 12/31/2011....................................   1.047872     1.048219              0
BlackRock Large Cap Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002....................................   1.000000     0.789233          5,415
 01/01/2003 to 12/31/2003....................................   0.789233     1.047551         18,024
 01/01/2004 to 12/31/2004....................................   1.047551     1.163534         16,889
 01/01/2005 to 12/31/2005....................................   1.163534     1.205466         16,830
 01/01/2006 to 12/31/2006....................................   1.205466     1.408589         16,224
 01/01/2007 to 12/31/2007....................................   1.408589     1.425718         15,153
 01/01/2008 to 12/31/2008....................................   1.425718     0.907759         20,025
 01/01/2009 to 12/31/2009....................................   0.907759     0.989230         19,447
 01/01/2010 to 12/31/2010....................................   0.989230     1.056947         18,839
 01/01/2011 to 12/31/2011....................................   1.056947     1.058101         18,744
BlackRock Legacy Large Cap Growth Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.190778     2.391001              0
 01/01/2005 to 12/31/2005....................................   2.391001     2.502078              0
 01/01/2006 to 12/31/2006....................................   2.502078     2.547958              0
 01/01/2007 to 12/31/2007....................................   2.547958     2.957541              0
 01/01/2008 to 12/31/2008....................................   2.957541     1.835142              0
 01/01/2009 to 12/31/2009....................................   1.835142     2.455463              0
 01/01/2010 to 12/31/2010....................................   2.455463     2.875472              0
 01/01/2011 to 12/31/2011....................................   2.875472     2.560584              0
BlackRock Legacy Large Cap Growth Sub-Account (Class B)
  (formerly FI Large Cap Sub-Account/(14)/)
 05/01/2006 to 12/31/2006....................................  16.127362    16.250227              0
 01/01/2007 to 12/31/2007....................................  16.250227    16.519591              0
 01/01/2008 to 12/31/2008....................................  16.519591     8.913166              0
 01/01/2009 to 05/01/2009....................................   8.913166     9.283139              0

                                                                     2.00% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Legacy Large Cap Growth Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.871750     2.615172              0
 01/01/2002 to 12/31/2002....................................   2.615172     1.711329             35
 01/01/2003 to 12/31/2003....................................   1.711329     2.263043              0
 01/01/2004 to 12/31/2004....................................   2.263043     2.409027              0
 01/01/2005 to 12/31/2005....................................   2.409027     2.523252              0
 01/01/2006 to 12/31/2006....................................   2.523252     2.572298              0
 01/01/2007 to 12/31/2007....................................   2.572298     2.988588              0
 01/01/2008 to 12/31/2008....................................   2.988588     1.856247              0
 01/01/2009 to 12/31/2009....................................   1.856247     2.485864              0
 01/01/2010 to 12/31/2010....................................   2.485864     2.914828              0
 01/01/2011 to 12/31/2011....................................   2.914828     2.598252              0
BlackRock Money Market Sub-Account
 07/02/2001 to 12/31/2001....................................   1.990499     1.995654              0
 01/01/2002 to 12/31/2002....................................   1.995654     1.978926          2,170
 01/01/2003 to 12/31/2003....................................   1.978926     1.950508          9,680
 01/01/2004 to 12/31/2004....................................   1.950508     1.925813         36,414
 01/01/2005 to 12/31/2005....................................   1.925813     1.937556         10,168
 01/01/2006 to 12/31/2006....................................   1.937556     1.985733         10,260
 01/01/2007 to 12/31/2007....................................   1.985733     2.039902         10,594
 01/01/2008 to 12/31/2008....................................   2.039902     2.051369          8,861
 01/01/2009 to 12/31/2009....................................   2.051369     2.015839          9,543
 01/01/2010 to 12/31/2010....................................   2.015839     1.975920         10,077
 01/01/2011 to 12/31/2011....................................   1.975920     1.936898         10,026
Clarion Global Real Estate Sub-Account
 05/01/2004 to 12/31/2004....................................   9.998356    12.782124              0
 01/01/2005 to 12/31/2005....................................  12.782124    14.194452              0
 01/01/2006 to 12/31/2006....................................  14.194452    19.143432            888
 01/01/2007 to 12/31/2007....................................  19.143432    15.946665          4,086
 01/01/2008 to 12/31/2008....................................  15.946665     9.116178          4,684
 01/01/2009 to 12/31/2009....................................   9.116178    12.039417          4,498
 01/01/2010 to 12/31/2010....................................  12.039417    13.701981          2,190
 01/01/2011 to 12/31/2011....................................  13.701981    12.680842            862
Davis Venture Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.698663     2.892945              0
 01/01/2005 to 12/31/2005....................................   2.892945     3.119287              0
 01/01/2006 to 12/31/2006....................................   3.119287     3.495569              0
 01/01/2007 to 12/31/2007....................................   3.495569     3.574789              0
 01/01/2008 to 12/31/2008....................................   3.574789     2.119052              0
 01/01/2009 to 12/31/2009....................................   2.119052     2.734508              0
 01/01/2010 to 12/31/2010....................................   2.734508     2.994301              0
 01/01/2011 to 12/31/2011....................................   2.994301     2.809823              0
Davis Venture Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.678428     2.533570              0
 01/01/2002 to 12/31/2002....................................   2.533570     2.072358             37
 01/01/2003 to 12/31/2003....................................   2.072358     2.655693              0
 01/01/2004 to 12/31/2004....................................   2.655693     2.919016              0
 01/01/2005 to 12/31/2005....................................   2.919016     3.151414              0
 01/01/2006 to 12/31/2006....................................   3.151414     3.534201              0
 01/01/2007 to 12/31/2007....................................   3.534201     3.617358              0
 01/01/2008 to 12/31/2008....................................   3.617358     2.146486              0
 01/01/2009 to 12/31/2009....................................   2.146486     2.773631              0
 01/01/2010 to 12/31/2010....................................   2.773631     3.040008          4,167
 01/01/2011 to 12/31/2011....................................   3.040008     2.855392              0

                                                                2.00% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
FI Value Leaders Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...............................   2.154053     2.420078              0
 01/01/2005 to 12/31/2005...............................   2.420078     2.619758              0
 01/01/2006 to 12/31/2006...............................   2.619758     2.867462              0
 01/01/2007 to 12/31/2007...............................   2.867462     2.921095              0
 01/01/2008 to 12/31/2008...............................   2.921095     1.743542              0
 01/01/2009 to 12/31/2009...............................   1.743542     2.076217              0
 01/01/2010 to 12/31/2010...............................   2.076217     2.325699              0
 01/01/2011 to 12/31/2011...............................   2.325699     2.134183              0
FI Value Leaders Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................   2.474725     2.240022              0
 01/01/2002 to 12/31/2002...............................   2.240022     1.766109             40
 01/01/2003 to 12/31/2003...............................   1.766109     2.194107              0
 01/01/2004 to 12/31/2004...............................   2.194107     2.442214              0
 01/01/2005 to 12/31/2005...............................   2.442214     2.646029              0
 01/01/2006 to 12/31/2006...............................   2.646029     2.899017              0
 01/01/2007 to 12/31/2007...............................   2.899017     2.956140              0
 01/01/2008 to 12/31/2008...............................   2.956140     1.766455              0
 01/01/2009 to 12/31/2009...............................   1.766455     2.106487              0
 01/01/2010 to 12/31/2010...............................   2.106487     2.362064              0
 01/01/2011 to 12/31/2011...............................   2.362064     2.169566              0
Harris Oakmark International Sub-Account (Class B)/(6)/
 05/01/2003 to 12/31/2003...............................   0.866966     1.159838              0
 01/01/2004 to 12/31/2004...............................   1.159838     1.370141              0
 01/01/2005 to 12/31/2005...............................   1.370141     1.534299              0
 01/01/2006 to 12/31/2006...............................   1.534299     1.937892              0
 01/01/2007 to 12/31/2007...............................   1.937892     1.878061              0
 01/01/2008 to 12/31/2008...............................   1.878061     1.088155              0
 01/01/2009 to 12/31/2009...............................   1.088155     1.653906              0
 01/01/2010 to 12/31/2010...............................   1.653906     1.887375              0
 01/01/2011 to 12/31/2011...............................   1.887375     1.586318              0
Harris Oakmark International Sub-Account (Class E)/(7)/
 05/01/2002 to 12/31/2002...............................   1.056063     0.877293             95
 01/01/2003 to 12/31/2003...............................   0.877293     1.162207              0
 01/01/2004 to 12/31/2004...............................   1.162207     1.374808              0
 01/01/2005 to 12/31/2005...............................   1.374808     1.540026              0
 01/01/2006 to 12/31/2006...............................   1.540026     1.947185          8,897
 01/01/2007 to 12/31/2007...............................   1.947185     1.889333          8,855
 01/01/2008 to 12/31/2008...............................   1.889333     1.095764          8,808
 01/01/2009 to 12/31/2009...............................   1.095764     1.667667          8,743
 01/01/2010 to 12/31/2010...............................   1.667667     1.904483         15,351
 01/01/2011 to 12/31/2011...............................   1.904483     1.603231          8,633
Invesco Small Cap Growth Sub-account
 05/01/2002 to 12/31/2002...............................   1.118428     0.841067             89
 01/01/2003 to 12/31/2003...............................   0.841067     1.144844              0
 01/01/2004 to 12/31/2004...............................   1.144844     1.194293              0
 01/01/2005 to 12/31/2005...............................   1.194293     1.267482              0
 01/01/2006 to 12/31/2006...............................   1.267482     1.418660              0
 01/01/2007 to 12/31/2007...............................   1.418660     1.544356              0
 01/01/2008 to 12/31/2008...............................   1.544356     0.927435              0
 01/01/2009 to 12/31/2009...............................   0.927435     1.216516              0
 01/01/2010 to 12/31/2010...............................   1.216516     1.504663              0
 01/01/2011 to 12/31/2011...............................   1.504663     1.458980              0

                                                                2.00% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
Janus Forty Sub-Account
 04/30/2007 to 12/31/2007...............................  125.426928   153.248132           0
 01/01/2008 to 12/31/2008...............................  153.248132    87.121688           0
 01/01/2009 to 12/31/2009...............................   87.121688   121.993198           0
 01/01/2010 to 12/31/2010...............................  121.993198   130.815800           0
 01/01/2011 to 12/31/2011...............................  130.815800   118.555250           0
Jennison Growth Sub-Account (Class B)
 05/01/2005 to 12/31/2005...............................    0.394860     0.472427           0
 01/01/2006 to 12/31/2006...............................    0.472427     0.474784           0
 01/01/2007 to 12/31/2007...............................    0.474784     0.518329           0
 01/01/2008 to 12/31/2008...............................    0.518329     0.322359           0
 01/01/2009 to 12/31/2009...............................    0.322359     0.440987           0
 01/01/2010 to 12/31/2010...............................    0.440987     0.481164           0
 01/01/2011 to 12/31/2011...............................    0.481164     0.472701           0
Jennison Growth Subaccount (Class B)/(8)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class B))
 05/01/2004 to 12/31/2004...............................    0.412516     0.428939           0
 01/01/2005 to 04/30/2005...............................    0.428939     0.390152           0
Jennison Growth Sub-Account (Class E)
 05/01/2005 to 12/31/2005...............................    0.395135     0.473440           0
 01/01/2006 to 12/31/2006...............................    0.473440     0.476150           0
 01/01/2007 to 12/31/2007...............................    0.476150     0.520544           0
 01/01/2008 to 12/31/2008...............................    0.520544     0.323598           0
 01/01/2009 to 12/31/2009...............................    0.323598     0.443694           0
 01/01/2010 to 12/31/2010...............................    0.443694     0.484673           0
 01/01/2011 to 12/31/2011...............................    0.484673     0.476554           0
Jennison Growth Subaccount (Class E)/(9)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class E))
 07/02/2001 to 12/31/2001...............................    0.570453     0.487423           0
 01/01/2002 to 12/31/2002...............................    0.487423     0.339352         175
 01/01/2003 to 12/31/2003...............................    0.339352     0.418122           0
 01/01/2004 to 12/31/2004...............................    0.418122     0.428946           0
 01/01/2005 to 04/30/2005...............................    0.428946     0.394035           0
Lazard Mid Cap Sub-Account
 05/01/2002 to 12/31/2002...............................    1.135883     0.959496          88
 01/01/2003 to 12/31/2003...............................    0.959496     1.186679           0
 01/01/2004 to 12/31/2004...............................    1.186679     1.330636           0
 01/01/2005 to 12/31/2005...............................    1.330636     1.409478           0
 01/01/2006 to 12/31/2006...............................    1.409478     1.584402           0
 01/01/2007 to 12/31/2007...............................    1.584402     1.510768           0
 01/01/2008 to 12/31/2008...............................    1.510768     0.913605           0
 01/01/2009 to 12/31/2009...............................    0.913605     1.224720           0
 01/01/2010 to 12/31/2010...............................    1.224720     1.474907           0
 01/01/2011 to 12/31/2011...............................    1.474907     1.369476           0

                                                                           2.00% VARIABLE ACCOUNT CHARGE
                                                                    --------------------------------------------
                                                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                                                     UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                    AT BEGINNING    AT END    OUTSTANDING AT END
                                                                     OF PERIOD    OF PERIOD       OF PERIOD
                                                                    ------------ ------------ ------------------
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Partners Aggressive Growth
  Sub-Account/(5)(13)/)
 07/02/2001 to 12/31/2001..........................................   0.950758     0.771578            0
 01/01/2002 to 12/31/2002..........................................   0.771578     0.523195          105
 01/01/2003 to 12/31/2003..........................................   0.523195     0.666195            0
 01/01/2004 to 12/31/2004..........................................   0.666195     0.708083            0
 01/01/2005 to 12/31/2005..........................................   0.708083     0.788334            0
 01/01/2006 to 12/31/2006..........................................   0.788334     0.759330            0
 01/01/2007 to 12/31/2007..........................................   0.759330     0.761083            0
 01/01/2008 to 12/31/2008..........................................   0.761083     0.454644            0
 01/01/2009 to 12/31/2009..........................................   0.454644     0.592531            0
 01/01/2010 to 12/31/2010..........................................   0.592531     0.718962            0
 01/01/2011 to 12/31/2011..........................................   0.718962     0.727641            0
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Value Equity Sub-Account (Class B)/(16)/)
 05/01/2006 to 12/31/2006..........................................   8.969191     9.577536            0
 01/01/2007 to 12/31/2007..........................................   9.577536     8.832373            0
 01/01/2008 to 12/31/2008..........................................   8.832373     3.928729            0
 01/01/2009 to 12/31/2009..........................................   3.928729     5.313122            0
 01/01/2010 to 12/31/2010..........................................   5.313122     5.589964            0
 01/01/2011 to 04/29/2011..........................................   5.589964     5.932248            0
Legg Mason ClearBridge Aggressive Growth Sub-Account
  (Class E)
 05/02/2011 to 12/31/2011..........................................   0.599611     0.541746            0
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
  (previously Legg Mason Value Equity Sub-Account (Class E)/(17)/)
 05/01/2006 to 12/31/2006..........................................   0.904335     0.966040            0
 01/01/2007 to 12/31/2007..........................................   0.966040     0.891779            0
 01/01/2008 to 12/31/2008..........................................   0.891779     0.397012            0
 01/01/2009 to 12/31/2009..........................................   0.397012     0.536879            0
 01/01/2010 to 12/31/2010..........................................   0.536879     0.565062            0
 01/01/2011 to 04/29/2011..........................................   0.565062     0.599710            0
Loomis Sayles Small Cap Core Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004..........................................   2.205321     2.488969            0
 01/01/2005 to 12/31/2005..........................................   2.488969     2.602723            0
 01/01/2006 to 12/31/2006..........................................   2.602723     2.969603            0
 01/01/2007 to 12/31/2007..........................................   2.969603     3.248832            0
 01/01/2008 to 12/31/2008..........................................   3.248832     2.036109            0
 01/01/2009 to 12/31/2009..........................................   2.036109     2.593075            0
 01/01/2010 to 12/31/2010..........................................   2.593075     3.233368            0
 01/01/2011 to 12/31/2011..........................................   3.233368     3.180202            0
Loomis Sayles Small Cap Core Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001..........................................   2.274500     2.145854            0
 01/01/2002 to 12/31/2002..........................................   2.145854     1.648099           44
 01/01/2003 to 12/31/2003..........................................   1.648099     2.201601            0
 01/01/2004 to 12/31/2004..........................................   2.201601     2.507602            0
 01/01/2005 to 12/31/2005..........................................   2.507602     2.624536            0
 01/01/2006 to 12/31/2006..........................................   2.624536     2.997363            0
 01/01/2007 to 12/31/2007..........................................   2.997363     3.282314            0
 01/01/2008 to 12/31/2008..........................................   3.282314     2.059162            0
 01/01/2009 to 12/31/2009..........................................   2.059162     2.624934            0
 01/01/2010 to 12/31/2010..........................................   2.624934     3.276451            0
 01/01/2011 to 12/31/2011..........................................   3.276451     3.225846            0

                                                             2.00% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Loomis Sayles Small Cap Growth Sub-Account
 07/02/2001 to 12/31/2001............................   0.952748     0.876193              0
 01/01/2002 to 12/31/2002............................   0.876193     0.617989            105
 01/01/2003 to 12/31/2003............................   0.617989     0.875959              0
 01/01/2004 to 12/31/2004............................   0.875959     0.954277              0
 01/01/2005 to 12/31/2005............................   0.954277     0.976511              0
 01/01/2006 to 12/31/2006............................   0.976511     1.050265              0
 01/01/2007 to 12/31/2007............................   1.050265     1.073770              0
 01/01/2008 to 12/31/2008............................   1.073770     0.617672              0
 01/01/2009 to 12/31/2009............................   0.617672     0.785110              0
 01/01/2010 to 12/31/2010............................   0.785110     1.010819              0
 01/01/2011 to 12/31/2011............................   1.010819     1.018044              0
Lord Abbett Bond Debenture Sub-Account
 07/02/2001 to 12/31/2001............................   1.321527     1.324977              0
 01/01/2002 to 12/31/2002............................   1.324977     1.291281             76
 01/01/2003 to 12/31/2003............................   1.291281     1.508214              0
 01/01/2004 to 12/31/2004............................   1.508214     1.598999              0
 01/01/2005 to 12/31/2005............................   1.598999     1.590830              0
 01/01/2006 to 12/31/2006............................   1.590830     1.702066              0
 01/01/2007 to 12/31/2007............................   1.702066     1.777451         16,542
 01/01/2008 to 12/31/2008............................   1.777451     1.418053         16,542
 01/01/2009 to 12/31/2009............................   1.418053     1.901124         16,542
 01/01/2010 to 12/31/2010............................   1.901124     2.105108          8,601
 01/01/2011 to 12/31/2011............................   2.105108     2.155533              0
Met/Artisan Mid Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   2.819611     3.047524              0
 01/01/2005 to 12/31/2005............................   3.047524     3.277353              0
 01/01/2006 to 12/31/2006............................   3.277353     3.603719              0
 01/01/2007 to 12/31/2007............................   3.603719     3.282074              0
 01/01/2008 to 12/31/2008............................   3.282074     1.732791              0
 01/01/2009 to 12/31/2009............................   1.732791     2.398216              0
 01/01/2010 to 12/31/2010............................   2.398216     2.697727              0
 01/01/2011 to 12/31/2011............................   2.697727     2.816051              0
Met/Artisan Mid Cap Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   2.388226     2.494693              0
 01/01/2002 to 12/31/2002............................   2.494693     2.225548             42
 01/01/2003 to 12/31/2003............................   2.225548     2.889418          8,959
 01/01/2004 to 12/31/2004............................   2.889418     3.108792          7,320
 01/01/2005 to 12/31/2005............................   3.108792     3.346457          8,555
 01/01/2006 to 12/31/2006............................   3.346457     3.683397          7,935
 01/01/2007 to 12/31/2007............................   3.683397     3.357988              0
 01/01/2008 to 12/31/2008............................   3.357988     1.774630              0
 01/01/2009 to 12/31/2009............................   1.774630     2.458519              0
 01/01/2010 to 12/31/2010............................   2.458519     2.768275              0
 01/01/2011 to 12/31/2011............................   2.768275     2.892611              0
Met/Franklin Income Sub-Account
 04/28/2008 to 12/31/2008............................   9.997808     7.953452              0
 01/01/2009 to 12/31/2009............................   7.953452     9.965494              0
 01/01/2010 to 12/31/2010............................   9.965494    10.922891              0
 01/01/2011 to 12/31/2011............................  10.922891    10.935571              0
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011............................   9.987262     9.727418              0

                                                                       2.00% VARIABLE ACCOUNT CHARGE
                                                                --------------------------------------------
                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                AT BEGINNING    AT END    OUTSTANDING AT END
                                                                 OF PERIOD    OF PERIOD       OF PERIOD
                                                                ------------ ------------ ------------------
Met/Franklin Mutual Shares Sub-Account
 04/28/2008 to 12/31/2008......................................   9.997808     6.572873           0
 01/01/2009 to 12/31/2009......................................   6.572873     8.045949           0
 01/01/2010 to 12/31/2010......................................   8.045949     8.756079           0
 01/01/2011 to 12/31/2011......................................   8.756079     8.536101           0
Met/Franklin Templeton Founding Strategy Sub-Account
 04/28/2008 to 12/31/2008......................................   9.997808     7.004603           0
 01/01/2009 to 12/31/2009......................................   7.004603     8.826233           0
 01/01/2010 to 12/31/2010......................................   8.826233     9.520657           0
 01/01/2011 to 12/31/2011......................................   9.520657     9.168208           0
Met/Templeton Growth Sub-Account
 04/28/2008 to 12/31/2008......................................   9.997808     6.542150           0
 01/01/2009 to 12/31/2009......................................   6.542150     8.504455           0
 01/01/2010 to 12/31/2010......................................   8.504455     8.974582           0
 01/01/2011 to 12/31/2011......................................   8.974582     8.190443           0
MetLife Aggressive Strategy Sub-Account
 05/02/2011 to 12/31/2011......................................  11.729859    10.005740           0
MetLife Aggressive Strategy Sub-Account
  (previously MetLife Aggressive Allocation Sub-Account/(18)/)
 05/01/2005 to 12/31/2005......................................   9.998356    11.105793           0
 01/01/2006 to 12/31/2006......................................  11.105793    12.591182           0
 01/01/2007 to 12/31/2007......................................  12.591182    12.743909           0
 01/01/2008 to 12/31/2008......................................  12.743909     7.438255           0
 01/01/2009 to 12/31/2009......................................   7.438255     9.586847           0
 01/01/2010 to 12/31/2010......................................   9.586847    10.871608           0
 01/01/2011 to 04/29/2011......................................  10.871608    11.765635           0
MetLife Conservative Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998356    10.258346           0
 01/01/2006 to 12/31/2006......................................  10.258346    10.748706           0
 01/01/2007 to 12/31/2007......................................  10.748706    11.121648           0
 01/01/2008 to 12/31/2008......................................  11.121648     9.332420           0
 01/01/2009 to 12/31/2009......................................   9.332420    11.025256           0
 01/01/2010 to 12/31/2010......................................  11.025256    11.893314           0
 01/01/2011 to 12/31/2011......................................  11.893314    12.037521           0
MetLife Conservative to Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998356    10.475403           0
 01/01/2006 to 12/31/2006......................................  10.475403    11.236068           0
 01/01/2007 to 12/31/2007......................................  11.236068    11.542222           0
 01/01/2008 to 12/31/2008......................................  11.542222     8.869808           0
 01/01/2009 to 12/31/2009......................................   8.869808    10.752727           0
 01/01/2010 to 12/31/2010......................................  10.752727    11.754767           0
 01/01/2011 to 12/31/2011......................................  11.754767    11.643373           0

                                                              2.00% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
MetLife Mid Cap Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   1.044728     1.020656             0
 01/01/2002 to 12/31/2002.............................   1.020656     0.849288            96
 01/01/2003 to 12/31/2003.............................   0.849288     1.120104             0
 01/01/2004 to 12/31/2004.............................   1.120104     1.270455             0
 01/01/2005 to 12/31/2005.............................   1.270455     1.395077             0
 01/01/2006 to 12/31/2006.............................   1.395077     1.501896             0
 01/01/2007 to 12/31/2007.............................   1.501896     1.582642             0
 01/01/2008 to 12/31/2008.............................   1.582642     0.986884             0
 01/01/2009 to 12/31/2009.............................   0.986884     1.323089             0
 01/01/2010 to 12/31/2010.............................   1.323089     1.634043             0
 01/01/2011 to 12/31/2011.............................   1.634043     1.566712             0
MetLife Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998356    10.705282             0
 01/01/2006 to 12/31/2006.............................  10.705282    11.736267             0
 01/01/2007 to 12/31/2007.............................  11.736267    12.002559             0
 01/01/2008 to 12/31/2008.............................  12.002559     8.395648             0
 01/01/2009 to 12/31/2009.............................   8.395648    10.412715             0
 01/01/2010 to 12/31/2010.............................  10.412715    11.550962             0
 01/01/2011 to 12/31/2011.............................  11.550962    11.167718             0
MetLife Moderate to Aggressive Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998356    10.930238             0
 01/01/2006 to 12/31/2006.............................  10.930238    12.237564             0
 01/01/2007 to 12/31/2007.............................  12.237564    12.455699             0
 01/01/2008 to 12/31/2008.............................  12.455699     7.921111             0
 01/01/2009 to 12/31/2009.............................   7.921111    10.023192             0
 01/01/2010 to 12/31/2010.............................  10.023192    11.269006             0
 01/01/2011 to 12/31/2011.............................  11.269006    10.629630             0
MetLife Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   3.540662     3.270288             0
 01/01/2002 to 12/31/2002.............................   3.270288     2.483694            28
 01/01/2003 to 12/31/2003.............................   2.483694     3.113107         8,329
 01/01/2004 to 12/31/2004.............................   3.113107     3.364950         6,757
 01/01/2005 to 12/31/2005.............................   3.364950     3.442842         8,315
 01/01/2006 to 12/31/2006.............................   3.442842     3.887365         7,484
 01/01/2007 to 12/31/2007.............................   3.887365     3.999512         6,384
 01/01/2008 to 12/31/2008.............................   3.999512     2.459423         6,997
 01/01/2009 to 12/31/2009.............................   2.459423     3.035595         7,117
 01/01/2010 to 12/31/2010.............................   3.035595     3.406687         2,652
 01/01/2011 to 12/31/2011.............................   3.406687     3.393975             0
MFS(R) Investors Trust Sub-Account (Class B)/(11)/
 05/01/2004 to 12/31/2004.............................   7.462424     8.239533             0
 01/01/2005 to 12/31/2005.............................   8.239533     8.634287             0
 01/01/2006 to 04/30/2006.............................   8.634287     9.006555             0
MFS(R) Investors Trust Sub-Account (Class E)/(11)/
 07/02/2001 to 12/31/2001.............................   0.883191     0.816319             0
 01/01/2002 to 12/31/2002.............................   0.816319     0.638189           113
 01/01/2003 to 12/31/2003.............................   0.638189     0.760051             0
 01/01/2004 to 12/31/2004.............................   0.760051     0.828979             0
 01/01/2005 to 12/31/2005.............................   0.828979     0.870418             0
 01/01/2006 to 04/30/2006.............................   0.870418     0.908242             0

                                                                       2.00% VARIABLE ACCOUNT CHARGE
                                                                --------------------------------------------
                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                AT BEGINNING    AT END    OUTSTANDING AT END
                                                                 OF PERIOD    OF PERIOD       OF PERIOD
                                                                ------------ ------------ ------------------
MFS(R) Investors Trust Sub-Account/(2)(11)/ (previously MFS(R)
  Research Managers Sub-Account)
 07/02/2001 to 12/31/2001......................................   0.963522     0.862102              0
 01/01/2002 to 12/31/2002......................................   0.862102     0.640473            104
 01/01/2003 to 12/31/2003......................................   0.640473     0.777952              0
 01/01/2004 to 04/30/2004......................................   0.777952     0.790475              0
MFS(R) Research International Sub-Account
 07/02/2001 to 12/31/2001......................................   0.924469     0.843356              0
 01/01/2002 to 12/31/2002......................................   0.843356     0.729093            108
 01/01/2003 to 12/31/2003......................................   0.729093     0.943663              0
 01/01/2004 to 12/31/2004......................................   0.943663     1.105847              0
 01/01/2005 to 12/31/2005......................................   1.105847     1.262034              0
 01/01/2006 to 12/31/2006......................................   1.262034     1.565737              0
 01/01/2007 to 12/31/2007......................................   1.565737     1.738529         29,374
 01/01/2008 to 12/31/2008......................................   1.738529     0.982080         34,602
 01/01/2009 to 12/31/2009......................................   0.982080     1.266497         34,354
 01/01/2010 to 12/31/2010......................................   1.266497     1.383018         10,509
 01/01/2011 to 12/31/2011......................................   1.383018     1.210426              0
MFS(R) Total Return Sub-Account
 05/01/2004 to 12/31/2004......................................   3.319673     3.595305        250,642
 01/01/2005 to 12/31/2005......................................   3.595305     3.624784          5,447
 01/01/2006 to 12/31/2006......................................   3.624784     3.977223          5,425
 01/01/2007 to 12/31/2007......................................   3.977223     4.058554          5,323
 01/01/2008 to 12/31/2008......................................   4.058554     3.088939          5,885
 01/01/2009 to 12/31/2009......................................   3.088939     3.581972          5,371
 01/01/2010 to 12/31/2010......................................   3.581972     3.855088          5,165
 01/01/2011 to 12/31/2011......................................   3.855088     3.860500          5,139
MFS(R) Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004......................................   1.174162     1.262051              0
 01/01/2005 to 12/31/2005......................................   1.262051     1.216714              0
 01/01/2006 to 12/31/2006......................................   1.216714     1.405441              0
 01/01/2007 to 12/31/2007......................................   1.405441     1.322000              0
 01/01/2008 to 12/31/2008......................................   1.322000     0.859026              0
 01/01/2009 to 12/31/2009......................................   0.859026     1.015342              0
 01/01/2010 to 12/31/2010......................................   1.015342     1.106509              0
 01/01/2011 to 12/31/2011......................................   1.106509     1.091573              0
MFS(R) Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002......................................   1.159596     0.947298             86
 01/01/2003 to 12/31/2003......................................   0.947298     1.163845              0
 01/01/2004 to 12/31/2004......................................   1.163845     1.269538              0
 01/01/2005 to 12/31/2005......................................   1.269538     1.225273              0
 01/01/2006 to 12/31/2006......................................   1.225273     1.416466              0
 01/01/2007 to 12/31/2007......................................   1.416466     1.333724              0
 01/01/2008 to 12/31/2008......................................   1.333724     0.867848              0
 01/01/2009 to 12/31/2009......................................   0.867848     1.026500              0
 01/01/2010 to 12/31/2010......................................   1.026500     1.119415              0
 01/01/2011 to 12/31/2011......................................   1.119415     1.106136              0

                                                                      2.00% VARIABLE ACCOUNT CHARGE
                                                               --------------------------------------------
                                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                                UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                               AT BEGINNING    AT END    OUTSTANDING AT END
                                                                OF PERIOD    OF PERIOD       OF PERIOD
                                                               ------------ ------------ ------------------
MFS(R) Total Return Sub-Account/(1)/
  (previously Balanced Sub-Account)
 07/02/2001 to 12/31/2001.....................................   1.440332     1.410159              0
 01/01/2002 to 12/31/2002.....................................   1.410159     1.192516          3,587
 01/01/2003 to 12/31/2003.....................................   1.192516     1.398391         13,502
 01/01/2004 to 04/30/2004.....................................   1.398391     1.383449         13,502
Morgan Stanley EAFE(R) Index Sub-Account
 07/02/2001 to 12/31/2001.....................................   0.929727     0.835582              0
 01/01/2002 to 12/31/2002.....................................   0.835582     0.681741            108
 01/01/2003 to 12/31/2003.....................................   0.681741     0.916841              0
 01/01/2004 to 12/31/2004.....................................   0.916841     1.071828              0
 01/01/2005 to 12/31/2005.....................................   1.071828     1.186538              0
 01/01/2006 to 12/31/2006.....................................   1.186538     1.459077              0
 01/01/2007 to 12/31/2007.....................................   1.459077     1.580475              0
 01/01/2008 to 12/31/2008.....................................   1.580475     0.895362              0
 01/01/2009 to 12/31/2009.....................................   0.895362     1.125896              0
 01/01/2010 to 12/31/2010.....................................   1.125896     1.190946              0
 01/01/2011 to 12/31/2011.....................................   1.190946     1.019733              0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010.....................................   1.189517     1.376040              0
 01/01/2011 to 12/31/2011.....................................   1.376040     1.255476              0
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account/(4)/)
 05/01/2002 to 12/31/2002.....................................   1.000000     0.807111            100
 01/01/2003 to 12/31/2003.....................................   0.807111     1.124118              0
 01/01/2004 to 04/30/2004.....................................   1.124118     1.111747              0
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account/(3)/))
 07/02/2001 to 12/31/2001.....................................   1.830692     1.504357              0
 01/01/2002 to 12/31/2002.....................................   1.504357     1.044351             55
 01/01/2003 to 12/31/2003.....................................   1.044351     1.374567              0
 01/01/2004 to 12/31/2004.....................................   1.374567     1.573986              0
 01/01/2005 to 12/31/2005.....................................   1.573986     1.645715              0
 01/01/2006 to 12/31/2006.....................................   1.645715     1.799673              0
 01/01/2007 to 12/31/2007.....................................   1.799673     1.906904              0
 01/01/2008 to 12/31/2008.....................................   1.906904     0.832960              0
 01/01/2009 to 12/31/2009.....................................   0.832960     1.090245              0
 01/01/2010 to 04/30/2010.....................................   1.090245     1.177657              0
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class B)/(8)(15)/)
 05/01/2004 to 12/31/2004.....................................   1.574532     1.764366              0
 01/01/2005 to 12/31/2005.....................................   1.764366     1.797152              0
 01/01/2006 to 12/31/2006.....................................   1.797152     2.051324              0
 01/01/2007 to 12/31/2007.....................................   2.051324     1.936260              0
 01/01/2008 to 12/31/2008.....................................   1.936260     1.166077              0
 01/01/2009 to 12/31/2009.....................................   1.166077     1.289674              0
 01/01/2010 to 12/31/2010.....................................   1.289674     1.533945              0
 01/01/2011 to 12/31/2011.....................................   1.533945     1.586433              0

                                                            2.00% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class E)/(9)(15)/)
 07/02/2001 to 12/31/2001...........................   1.420278     1.385578             0
 01/01/2002 to 12/31/2002...........................   1.385578     1.066310            70
 01/01/2003 to 12/31/2003...........................   1.066310     1.566922             0
 01/01/2004 to 12/31/2004...........................   1.566922     1.768749             0
 01/01/2005 to 12/31/2005...........................   1.768749     1.802423             0
 01/01/2006 to 12/31/2006...........................   1.802423     2.060858             0
 01/01/2007 to 12/31/2007...........................   2.060858     1.947570             0
 01/01/2008 to 12/31/2008...........................   1.947570     1.173927             0
 01/01/2009 to 12/31/2009...........................   1.173927     1.299356             0
 01/01/2010 to 12/31/2010...........................   1.299356     1.546870             0
 01/01/2011 to 12/31/2011...........................   1.546870     1.600586             0
Neuberger Berman Mid Cap Value Sub-Account
 07/02/2001 to 12/31/2001...........................   1.526466     1.472721             0
 01/01/2002 to 12/31/2002...........................   1.472721     1.300445            66
 01/01/2003 to 12/31/2003...........................   1.300445     1.735700             0
 01/01/2004 to 12/31/2004...........................   1.735700     2.086768             0
 01/01/2005 to 12/31/2005...........................   2.086768     2.289560             0
 01/01/2006 to 12/31/2006...........................   2.289560     2.495654             0
 01/01/2007 to 12/31/2007...........................   2.495654     2.524009             0
 01/01/2008 to 12/31/2008...........................   2.524009     1.299318             0
 01/01/2009 to 12/31/2009...........................   1.299318     1.881622             0
 01/01/2010 to 12/31/2010...........................   1.881622     2.324850         3,890
 01/01/2011 to 12/31/2011...........................   2.324850     2.126802             0
Oppenheimer Capital Appreciation Sub-Account
 05/01/2005 to 12/31/2005...........................   7.748987     8.380577             0
 01/01/2006 to 12/31/2006...........................   8.380577     8.840718             0
 01/01/2007 to 12/31/2007...........................   8.840718     9.902842             0
 01/01/2008 to 12/31/2008...........................   9.902842     5.247025             0
 01/01/2009 to 12/31/2009...........................   5.247025     7.390820             0
 01/01/2010 to 12/31/2010...........................   7.390820     7.925291             0
 01/01/2011 to 12/31/2011...........................   7.925291     7.661421             0
Oppenheimer Global Equity Sub-Account
 05/01/2004 to 12/31/2004...........................  12.215636    14.035159             0
 01/01/2005 to 12/31/2005...........................  14.035159    15.956500             0
 01/01/2006 to 12/31/2006...........................  15.956500    18.198977             0
 01/01/2007 to 12/31/2007...........................  18.198977    18.953574             0
 01/01/2008 to 12/31/2008...........................  18.953574    11.042416             0
 01/01/2009 to 12/31/2009...........................  11.042416    15.131762             0
 01/01/2010 to 12/31/2010...........................  15.131762    17.194680             0
 01/01/2011 to 12/31/2011...........................  17.194680    15.438072             0
PIMCO Inflation Protected Bond Sub-Account
 05/01/2006 to 12/31/2006...........................  10.799124    10.861374             0
 01/01/2007 to 12/31/2007...........................  10.861374    11.794647             0
 01/01/2008 to 12/31/2008...........................  11.794647    10.764016             0
 01/01/2009 to 12/31/2009...........................  10.764016    12.455249             0
 01/01/2010 to 12/31/2010...........................  12.455249    13.156186         1,381
 01/01/2011 to 12/31/2011...........................  13.156186    14.333177             0

                                               2.00% VARIABLE ACCOUNT CHARGE
                                        --------------------------------------------
                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                         OF PERIOD    OF PERIOD       OF PERIOD
                                        ------------ ------------ ------------------
PIMCO Total Return Sub-Account
 07/02/2001 to 12/31/2001..............   1.005260     1.048166              0
 01/01/2002 to 12/31/2002..............   1.048166     1.122889             99
 01/01/2003 to 12/31/2003..............   1.122889     1.148048              0
 01/01/2004 to 12/31/2004..............   1.148048     1.181301              0
 01/01/2005 to 12/31/2005..............   1.181301     1.183999              0
 01/01/2006 to 12/31/2006..............   1.183999     1.213051              0
 01/01/2007 to 12/31/2007..............   1.213051     1.278841              0
 01/01/2008 to 12/31/2008..............   1.278841     1.258590              0
 01/01/2009 to 12/31/2009..............   1.258590     1.456091         16,244
 01/01/2010 to 12/31/2010..............   1.456091     1.543879         28,469
 01/01/2011 to 12/31/2011..............   1.543879     1.561358         16,437
RCM Technology Sub-Account
 07/02/2001 to 12/31/2001..............   0.756138     0.606160              0
 01/01/2002 to 12/31/2002..............   0.606160     0.292724            132
 01/01/2003 to 12/31/2003..............   0.292724     0.452115              0
 01/01/2004 to 12/31/2004..............   0.452115     0.424028              0
 01/01/2005 to 12/31/2005..............   0.424028     0.461443              0
 01/01/2006 to 12/31/2006..............   0.461443     0.476513              0
 01/01/2007 to 12/31/2007..............   0.476513     0.614258              0
 01/01/2008 to 12/31/2008..............   0.614258     0.334424              0
 01/01/2009 to 12/31/2009..............   0.334424     0.521127              0
 01/01/2010 to 12/31/2010..............   0.521127     0.652263          8,245
 01/01/2011 to 12/31/2011..............   0.652263     0.576104              0
Russell 2000(R) Index Sub-Account
 07/02/2001 to 12/31/2001..............   1.199015     1.162354              0
 01/01/2002 to 12/31/2002..............   1.162354     0.904411             83
 01/01/2003 to 12/31/2003..............   0.904411     1.291773              0
 01/01/2004 to 12/31/2004..............   1.291773     1.486470              0
 01/01/2005 to 12/31/2005..............   1.486470     1.519783              0
 01/01/2006 to 12/31/2006..............   1.519783     1.751677              0
 01/01/2007 to 12/31/2007..............   1.751677     1.687534              0
 01/01/2008 to 12/31/2008..............   1.687534     1.097067              0
 01/01/2009 to 12/31/2009..............   1.097067     1.351281              0
 01/01/2010 to 12/31/2010..............   1.351281     1.676586              0
 01/01/2011 to 12/31/2011..............   1.676586     1.572993              0
SSgA Growth and Income ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.476731    11.077806              0
 01/01/2007 to 12/31/2007..............  11.077806    11.443456              0
 01/01/2008 to 12/31/2008..............  11.443456     8.405364              0
 01/01/2009 to 12/31/2009..............   8.405364    10.289366              0
 01/01/2010 to 12/31/2010..............  10.289366    11.320109              0
 01/01/2011 to 12/31/2011..............  11.320109    11.214160              0
SSgA Growth ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.666941    11.330716              0
 01/01/2007 to 12/31/2007..............  11.330716    11.729135              0
 01/01/2008 to 12/31/2008..............  11.729135     7.706018              0
 01/01/2009 to 12/31/2009..............   7.706018     9.751408              0
 01/01/2010 to 12/31/2010..............   9.751408    10.911323              0
 01/01/2011 to 12/31/2011..............  10.911323    10.467971              0

                                                              2.00% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
T. Rowe Price Large Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.080534     1.166238              0
 01/01/2005 to 12/31/2005.............................   1.166238     1.215547              0
 01/01/2006 to 12/31/2006.............................   1.215547     1.345040              0
 01/01/2007 to 12/31/2007.............................   1.345040     1.438905              0
 01/01/2008 to 12/31/2008.............................   1.438905     0.817942              0
 01/01/2009 to 12/31/2009.............................   0.817942     1.146796              0
 01/01/2010 to 12/31/2010.............................   1.146796     1.312318              0
 01/01/2011 to 12/31/2011.............................   1.312318     1.269208              0
T. Rowe Price Mid Cap Growth Sub-Account
 07/02/2001 to 12/31/2001.............................   0.928800     0.819360              0
 01/01/2002 to 12/31/2002.............................   0.819360     0.449436            108
 01/01/2003 to 12/31/2003.............................   0.449436     0.601967              0
 01/01/2004 to 12/31/2004.............................   0.601967     0.695180              0
 01/01/2005 to 12/31/2005.............................   0.695180     0.781130              0
 01/01/2006 to 12/31/2006.............................   0.781130     0.812900              0
 01/01/2007 to 12/31/2007.............................   0.812900     0.937244              0
 01/01/2008 to 12/31/2008.............................   0.937244     0.553471              0
 01/01/2009 to 12/31/2009.............................   0.553471     0.789205              0
 01/01/2010 to 12/31/2010.............................   0.789205     0.987744              0
 01/01/2011 to 12/31/2011.............................   0.987744     0.952270              0
T. Rowe Price Small Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.185973     1.259362              0
 01/01/2005 to 12/31/2005.............................   1.259362     1.366780              0
 01/01/2006 to 12/31/2006.............................   1.366780     1.388395              0
 01/01/2007 to 12/31/2007.............................   1.388395     1.490474              0
 01/01/2008 to 12/31/2008.............................   1.490474     0.930298              0
 01/01/2009 to 12/31/2009.............................   0.930298     1.264181              0
 01/01/2010 to 12/31/2010.............................   1.264181     1.668700              0
 01/01/2011 to 12/31/2011.............................   1.668700     1.659393              0
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.............................   1.762272     1.860828              0
 01/01/2005 to 12/31/2005.............................   1.860828     1.870809              0
 01/01/2006 to 12/31/2006.............................   1.870809     1.922353              0
 01/01/2007 to 12/31/2007.............................   1.922353     1.953871              0
 01/01/2008 to 12/31/2008.............................   1.953871     1.623539              0
 01/01/2009 to 12/31/2009.............................   1.623539     2.098953              0
 01/01/2010 to 12/31/2010.............................   2.098953     2.313659              0
 01/01/2011 to 12/31/2011.............................   2.313659     2.400304              0
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001.............................   1.491886     1.521851              0
 01/01/2002 to 12/31/2002.............................   1.521851     1.631387             67
 01/01/2003 to 12/31/2003.............................   1.631387     1.798918         28,791
 01/01/2004 to 12/31/2004.............................   1.798918     1.877404         24,291
 01/01/2005 to 12/31/2005.............................   1.877404     1.889506         30,302
 01/01/2006 to 12/31/2006.............................   1.889506     1.942114         28,405
 01/01/2007 to 12/31/2007.............................   1.942114     1.977469         12,912
 01/01/2008 to 12/31/2008.............................   1.977469     1.645262         10,353
 01/01/2009 to 12/31/2009.............................   1.645262     2.128380         10,246
 01/01/2010 to 12/31/2010.............................   2.128380     2.349605          7,730
 01/01/2011 to 12/31/2011.............................   2.349605     2.439678              0

                                                             2.00% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Western Asset Management U.S. Government Sub-Account
  (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.456597     1.485405              0
 01/01/2005 to 12/31/2005............................   1.485405     1.476323              0
 01/01/2006 to 12/31/2006............................   1.476323     1.503823              0
 01/01/2007 to 12/31/2007............................   1.503823     1.533336              0
 01/01/2008 to 12/31/2008............................   1.533336     1.494894              0
 01/01/2009 to 12/31/2009............................   1.494894     1.525083              0
 01/01/2010 to 12/31/2010............................   1.525083     1.576994              0
 01/01/2011 to 12/31/2011............................   1.576994     1.627250              0
Western Asset Management U.S. Government Sub-Account
  (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.378161     1.415333              0
 01/01/2002 to 12/31/2002............................   1.415333     1.493077          2,882
 01/01/2003 to 12/31/2003............................   1.493077     1.486167         67,373
 01/01/2004 to 12/31/2004............................   1.486167     1.497523         64,137
 01/01/2005 to 12/31/2005............................   1.497523     1.491136         71,974
 01/01/2006 to 12/31/2006............................   1.491136     1.519791         60,322
 01/01/2007 to 12/31/2007............................   1.519791     1.551092         31,051
 01/01/2008 to 12/31/2008............................   1.551092     1.513788         25,304
 01/01/2009 to 12/31/2009............................   1.513788     1.545923         12,444
 01/01/2010 to 12/31/2010............................   1.545923     1.601247         18,094
 01/01/2011 to 12/31/2011............................   1.601247     1.652531         12,372



                                                               2.25% VARIABLE ACCOUNT CHARGE
                                                        --------------------------------------------
                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                                         OF PERIOD    OF PERIOD       OF PERIOD
                                                        ------------ ------------ ------------------

American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006..............................  13.732845    14.334049             0
 01/01/2007 to 12/31/2007..............................  14.334049    14.479886         3,527
 01/01/2008 to 12/31/2008..............................  14.479886    12.833384         2,647
 01/01/2009 to 12/31/2009..............................  12.833384    14.129673         3,083
 01/01/2010 to 12/31/2010..............................  14.129673    14.705690             0
 01/01/2011 to 12/31/2011..............................  14.705690    15.257050             0
American Funds Global Small Capitalization Sub-Account
 07/02/2001 to 12/31/2001..............................   1.428787     1.313300             0
 01/01/2002 to 12/31/2002..............................   1.313300     1.039406            70
 01/01/2003 to 12/31/2003..............................   1.039406     1.560333             0
 01/01/2004 to 12/31/2004..............................   1.560333     1.844088             0
 01/01/2005 to 12/31/2005..............................   1.844088     2.260333             0
 01/01/2006 to 12/31/2006..............................   2.260333     2.741818             0
 01/01/2007 to 12/31/2007..............................   2.741818     3.254883             0
 01/01/2008 to 12/31/2008..............................   3.254883     1.478985             0
 01/01/2009 to 12/31/2009..............................   1.478985     2.332502             0
 01/01/2010 to 12/31/2010..............................   2.332502     2.791847             0
 01/01/2011 to 12/31/2011..............................   2.791847     2.207199             0

                                                 2.25% VARIABLE ACCOUNT CHARGE
                                          --------------------------------------------
                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                           OF PERIOD    OF PERIOD       OF PERIOD
                                          ------------ ------------ ------------------
American Funds Growth Sub-Account
 07/02/2001 to 12/31/2001................  11.199225     9.861572             0
 01/01/2002 to 12/31/2002................   9.861572     7.283960             9
 01/01/2003 to 12/31/2003................   7.283960     9.743517         5,680
 01/01/2004 to 12/31/2004................   9.743517    10.716668         4,999
 01/01/2005 to 12/31/2005................  10.716668    12.175690         5,169
 01/01/2006 to 12/31/2006................  12.175690    13.121973         4,812
 01/01/2007 to 12/31/2007................  13.121973    14.412573         3,614
 01/01/2008 to 12/31/2008................  14.412573     7.894669         4,730
 01/01/2009 to 12/31/2009................   7.894669    10.761257         4,211
 01/01/2010 to 12/31/2010................  10.761257    12.487626         2,790
 01/01/2011 to 12/31/2011................  12.487626    11.688105         2,139
American Funds Growth-Income Sub-Account
 07/02/2001 to 12/31/2001................   7.589371     7.335119             0
 01/01/2002 to 12/31/2002................   7.335119     5.856183            13
 01/01/2003 to 12/31/2003................   5.856183     7.582755         7,299
 01/01/2004 to 12/31/2004................   7.582755     8.182748         6,546
 01/01/2005 to 12/31/2005................   8.182748     8.467856         7,205
 01/01/2006 to 12/31/2006................   8.467856     9.538799         6,691
 01/01/2007 to 12/31/2007................   9.538799     9.795699         5,318
 01/01/2008 to 12/31/2008................   9.795699     5.952088         6,260
 01/01/2009 to 12/31/2009................   5.952088     7.637792         5,929
 01/01/2010 to 12/31/2010................   7.637792     8.321314         3,101
 01/01/2011 to 12/31/2011................   8.321314     7.987642         3,159



                                                           2.05% VARIABLE ACCOUNT CHARGE
                                                    --------------------------------------------
                                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                                     UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                    AT BEGINNING    AT END    OUTSTANDING AT END
                                                     OF PERIOD    OF PERIOD       OF PERIOD
                                                    ------------ ------------ ------------------

American Funds(R) Balanced Allocation Sub-Account
 04/28/2008 to 12/31/2008..........................  10.007753     6.980314             0
 01/01/2009 to 12/31/2009..........................   6.980314     8.844211         9,029
 01/01/2010 to 12/31/2010..........................   8.844211     9.718562         8,403
 01/01/2011 to 12/31/2011..........................   9.718562     9.319201         8,689
American Funds(R) Growth Allocation Sub-Account
 04/28/2008 to 12/31/2008..........................   9.997754     6.331349         9,779
 01/01/2009 to 12/31/2009..........................   6.331349     8.314334             0
 01/01/2010 to 12/31/2010..........................   8.314334     9.244030             0
 01/01/2011 to 12/31/2011..........................   9.244030     8.628175             0
American Funds(R) Moderate Allocation Sub-Account
 04/28/2008 to 12/31/2008..........................  10.017752     7.651043             0
 01/01/2009 to 12/31/2009..........................   7.651043     9.249565             0
 01/01/2010 to 12/31/2010..........................   9.249565     9.959711             0
 01/01/2011 to 12/31/2011..........................   9.959711     9.776712           322

                                                             2.05% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Artio International Stock Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.086075     1.235332            260
 01/01/2005 to 12/31/2005............................   1.235332     1.423196         14,387
 01/01/2006 to 12/31/2006............................   1.423196     1.620669         13,880
 01/01/2007 to 12/31/2007............................   1.620669     1.747469         12,906
 01/01/2008 to 12/31/2008............................   1.747469     0.954519         17,115
 01/01/2009 to 12/31/2009............................   0.954519     1.139815          3,226
 01/01/2010 to 12/31/2010............................   1.139815     1.193319              0
 01/01/2011 to 12/31/2011............................   1.193319     0.933762              0
Artio International Stock Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.174327     1.069361              0
 01/01/2002 to 12/31/2002............................   1.069361     0.863013              0
 01/01/2003 to 12/31/2003............................   0.863013     1.081383          8,930
 01/01/2004 to 12/31/2004............................   1.081383     1.250235         22,105
 01/01/2005 to 12/31/2005............................   1.250235     1.442986         15,396
 01/01/2006 to 12/31/2006............................   1.442986     1.643667         13,562
 01/01/2007 to 12/31/2007............................   1.643667     1.774450         31,114
 01/01/2008 to 12/31/2008............................   1.774450     0.969958         13,778
 01/01/2009 to 12/31/2009............................   0.969958     1.158981         15,430
 01/01/2010 to 12/31/2010............................   1.158981     1.215389         10,664
 01/01/2011 to 12/31/2011............................   1.215389     0.952847         10,964
Barclays Capital Aggregate Bond Index Sub-Account
 07/02/2001 to 12/31/2001............................   1.078558     1.106029              0
 01/01/2002 to 12/31/2002............................   1.106029     1.191314              0
 01/01/2003 to 12/31/2003............................   1.191314     1.206603         60,164
 01/01/2004 to 12/31/2004............................   1.206603     1.227494         75,224
 01/01/2005 to 12/31/2005............................   1.227494     1.224937         77,109
 01/01/2006 to 12/31/2006............................   1.224937     1.245910         76,359
 01/01/2007 to 12/31/2007............................   1.245910     1.301794         76,370
 01/01/2008 to 12/31/2008............................   1.301794     1.347122         45,552
 01/01/2009 to 12/31/2009............................   1.347122     1.385512         41,696
 01/01/2010 to 12/31/2010............................   1.385512     1.434682         31,047
 01/01/2011 to 12/31/2011............................   1.434682     1.508023         86,350
BlackRock Aggressive Growth Sub-Account
 05/01/2004 to 12/31/2004............................  30.246923    33.390303              0
 01/01/2005 to 12/31/2005............................  33.390303    36.127659              0
 01/01/2006 to 12/31/2006............................  36.127659    37.685749              0
 01/01/2007 to 12/31/2007............................  37.685749    44.387759             46
 01/01/2008 to 12/31/2008............................  44.387759    23.550536             43
 01/01/2009 to 12/31/2009............................  23.550536    34.392469            308
 01/01/2010 to 12/31/2010............................  34.392469    38.747323             45
 01/01/2011 to 12/31/2011............................  38.747323    36.730835             44
BlackRock Bond Income Sub-Account
 07/02/2001 to 12/31/2001............................   3.379092     3.489860              0
 01/01/2002 to 12/31/2002............................   3.489860     3.698335              0
 01/01/2003 to 12/31/2003............................   3.698335     3.825580         26,363
 01/01/2004 to 12/31/2004............................   3.825580     3.904112         53,252
 01/01/2005 to 12/31/2005............................   3.904112     3.907521         42,909
 01/01/2006 to 12/31/2006............................   3.907521     3.986831         39,110
 01/01/2007 to 12/31/2007............................   3.986831     4.140711         35,431
 01/01/2008 to 12/31/2008............................   4.140711     3.907795         26,525
 01/01/2009 to 12/31/2009............................   3.907795     4.180102         13,726
 01/01/2010 to 12/31/2010............................   4.180102     4.425750         12,901
 01/01/2011 to 12/31/2011............................   4.425750     4.609552          9,398

                                                                     2.05% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Diversified Sub-Account
 05/01/2004 to 12/31/2004....................................  31.465649    33.803423             87
 01/01/2005 to 12/31/2005....................................  33.803423    34.053051             90
 01/01/2006 to 12/31/2006....................................  34.053051    36.782369             93
 01/01/2007 to 12/31/2007....................................  36.782369    38.055879             92
 01/01/2008 to 12/31/2008....................................  38.055879    27.973888             84
 01/01/2009 to 12/31/2009....................................  27.973888    32.065656             92
 01/01/2010 to 12/31/2010....................................  32.065656    34.341460             96
 01/01/2011 to 12/31/2011....................................  34.341460    34.853689             91
BlackRock Large Cap Core Sub-Account
 04/30/2007 to 12/31/2007....................................   6.688046     6.716085            772
 01/01/2008 to 12/31/2008....................................   6.716085     4.124698            804
 01/01/2009 to 12/31/2009....................................   4.124698     4.816735            817
 01/01/2010 to 12/31/2010....................................   4.816735     5.306798            821
 01/01/2011 to 12/31/2011....................................   5.306798     5.212597            817
BlackRock Large Cap Sub-Account
  (previously BlackRock Large Cap Sub-Account/(12)/)
 07/02/2001 to 12/31/2001....................................   6.296436     5.732298              0
 01/01/2002 to 12/31/2002....................................   5.732298     4.139827              0
 01/01/2003 to 12/31/2003....................................   4.139827     5.268858              0
 01/01/2004 to 12/31/2004....................................   5.268858     5.708704          1,217
 01/01/2005 to 12/31/2005....................................   5.708704     5.778706          8,501
 01/01/2006 to 12/31/2006....................................   5.778706     6.445011            780
 01/01/2007 to 04/27/2007....................................   6.445011     6.744777              0
BlackRock Large Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   1.055264     1.159145              0
 01/01/2005 to 12/31/2005....................................   1.159145     1.198804              0
 01/01/2006 to 12/31/2006....................................   1.198804     1.399224              0
 01/01/2007 to 12/31/2007....................................   1.399224     1.413570          2,560
 01/01/2008 to 12/31/2008....................................   1.413570     0.898593         12,553
 01/01/2009 to 12/31/2009....................................   0.898593     0.977673         10,317
 01/01/2010 to 12/31/2010....................................   0.977673     1.043337         10,742
 01/01/2011 to 12/31/2011....................................   1.043337     1.043162          8,248
BlackRock Large Cap Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002....................................   1.000000     0.788965              0
 01/01/2003 to 12/31/2003....................................   0.788965     1.046673              0
 01/01/2004 to 12/31/2004....................................   1.046673     1.161977          8,269
 01/01/2005 to 12/31/2005....................................   1.161977     1.203252          8,431
 01/01/2006 to 12/31/2006....................................   1.203252     1.405303         52,936
 01/01/2007 to 12/31/2007....................................   1.405303     1.421677         24,010
 01/01/2008 to 12/31/2008....................................   1.421677     0.904731         13,227
 01/01/2009 to 12/31/2009....................................   0.904731     0.985438         16,125
 01/01/2010 to 12/31/2010....................................   0.985438     1.052370          4,891
 01/01/2011 to 12/31/2011....................................   1.052370     1.052993          4,557
BlackRock Legacy Large Cap Growth Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.180383     2.378867              0
 01/01/2005 to 12/31/2005....................................   2.378867     2.488139          9,965
 01/01/2006 to 12/31/2006....................................   2.488139     2.532500         12,947
 01/01/2007 to 12/31/2007....................................   2.532500     2.938120         18,007
 01/01/2008 to 12/31/2008....................................   2.938120     1.822176         16,989
 01/01/2009 to 12/31/2009....................................   1.822176     2.436896         16,739
 01/01/2010 to 12/31/2010....................................   2.436896     2.852305         13,337
 01/01/2011 to 12/31/2011....................................   2.852305     2.538687         12,965

                                                                     2.05% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Legacy Large Cap Growth Sub-Account (Class B)
  (formerly FI Large Cap Sub-Account/(14)/)
 05/01/2006 to 12/31/2006....................................  16.049592    16.166506            508
 01/01/2007 to 12/31/2007....................................  16.166506    16.426223            507
 01/01/2008 to 12/31/2008....................................  16.426223     8.858334            712
 01/01/2009 to 05/01/2009....................................   8.858334     9.224496              0
BlackRock Legacy Large Cap Growth Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.862192     2.605768              0
 01/01/2002 to 12/31/2002....................................   2.605768     1.704318              0
 01/01/2003 to 12/31/2003....................................   1.704318     2.252638          5,890
 01/01/2004 to 12/31/2004....................................   2.252638     2.396750         20,770
 01/01/2005 to 12/31/2005....................................   2.396750     2.509143         16,071
 01/01/2006 to 12/31/2006....................................   2.509143     2.556640         15,366
 01/01/2007 to 12/31/2007....................................   2.556640     2.968904         13,141
 01/01/2008 to 12/31/2008....................................   2.968904     1.843094         11,701
 01/01/2009 to 12/31/2009....................................   1.843094     2.467018         12,810
 01/01/2010 to 12/31/2010....................................   2.467018     2.891286          9,308
 01/01/2011 to 12/31/2011....................................   2.891286     2.575981          1,823
BlackRock Money Market Sub-Account
 07/02/2001 to 12/31/2001....................................   1.972828     1.977477              0
 01/01/2002 to 12/31/2002....................................   1.977477     1.959915              0
 01/01/2003 to 12/31/2003....................................   1.959915     1.930802          5,049
 01/01/2004 to 12/31/2004....................................   1.930802     1.905402         11,158
 01/01/2005 to 12/31/2005....................................   1.905402     1.916065         54,936
 01/01/2006 to 12/31/2006....................................   1.916065     1.962730        108,946
 01/01/2007 to 12/31/2007....................................   1.962730     2.015259          5,223
 01/01/2008 to 12/31/2008....................................   2.015259     2.025571         65,239
 01/01/2009 to 12/31/2009....................................   2.025571     1.989494         20,665
 01/01/2010 to 12/31/2010....................................   1.989494     1.949122         19,645
 01/01/2011 to 12/31/2011....................................   1.949122     1.909677          7,078
Clarion Global Real Estate Sub-Account
 05/01/2004 to 12/31/2004....................................   9.998315    12.777839            701
 01/01/2005 to 12/31/2005....................................  12.777839    14.182623          8,203
 01/01/2006 to 12/31/2006....................................  14.182623    19.117954         10,170
 01/01/2007 to 12/31/2007....................................  19.117954    15.917430          4,945
 01/01/2008 to 12/31/2008....................................  15.917430     9.094890          4,552
 01/01/2009 to 12/31/2009....................................   9.094890    12.005300          2,224
 01/01/2010 to 12/31/2010....................................  12.005300    13.656337          2,685
 01/01/2011 to 12/31/2011....................................  13.656337    12.632295          2,545
Davis Venture Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.685861     2.878266          1,729
 01/01/2005 to 12/31/2005....................................   2.878266     3.101915         12,537
 01/01/2006 to 12/31/2006....................................   3.101915     3.474368         15,601
 01/01/2007 to 12/31/2007....................................   3.474368     3.551321          7,579
 01/01/2008 to 12/31/2008....................................   3.551321     2.104082          7,478
 01/01/2009 to 12/31/2009....................................   2.104082     2.713834          7,378
 01/01/2010 to 12/31/2010....................................   2.713834     2.970180          6,733
 01/01/2011 to 12/31/2011....................................   2.970180     2.785797          6,788

                                                                2.05% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
Davis Venture Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................   2.669516     2.524472              0
 01/01/2002 to 12/31/2002...............................   2.524472     2.063876              0
 01/01/2003 to 12/31/2003...............................   2.063876     2.643505         56,887
 01/01/2004 to 12/31/2004...............................   2.643505     2.904165         99,210
 01/01/2005 to 12/31/2005...............................   2.904165     3.133819         94,780
 01/01/2006 to 12/31/2006...............................   3.133819     3.512718         81,447
 01/01/2007 to 12/31/2007...............................   3.512718     3.593563         66,376
 01/01/2008 to 12/31/2008...............................   3.593563     2.131294         63,757
 01/01/2009 to 12/31/2009...............................   2.131294     2.752625         33,958
 01/01/2010 to 12/31/2010...............................   2.752625     3.015478         32,430
 01/01/2011 to 12/31/2011...............................   3.015478     2.830940          3,670
FI Value Leaders Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...............................   2.142219     2.405985          2,024
 01/01/2005 to 12/31/2005...............................   2.405985     2.603205         35,279
 01/01/2006 to 12/31/2006...............................   2.603205     2.847923          5,681
 01/01/2007 to 12/31/2007...............................   2.847923     2.899731          1,939
 01/01/2008 to 12/31/2008...............................   2.899731     1.729921          2,131
 01/01/2009 to 12/31/2009...............................   1.729921     2.058967          2,118
 01/01/2010 to 12/31/2010...............................   2.058967     2.305225          2,055
 01/01/2011 to 12/31/2011...............................   2.305225     2.114340          1,936
FI Value Leaders Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................   2.464638     2.230304              0
 01/01/2002 to 12/31/2002...............................   2.230304     1.757562              0
 01/01/2003 to 12/31/2003...............................   1.757562     2.182391              0
 01/01/2004 to 12/31/2004...............................   2.182391     2.427956            462
 01/01/2005 to 12/31/2005...............................   2.427956     2.629272              0
 01/01/2006 to 12/31/2006...............................   2.629272     2.879222         21,779
 01/01/2007 to 12/31/2007...............................   2.879222     2.934480         29,926
 01/01/2008 to 12/31/2008...............................   2.934480     1.752631            836
 01/01/2009 to 12/31/2009...............................   1.752631     2.088957            946
 01/01/2010 to 12/31/2010...............................   2.088957     2.341238            975
 01/01/2011 to 12/31/2011...............................   2.341238     2.149364            962
Harris Oakmark International Sub-Account (Class B)/(6)/
 05/01/2003 to 12/31/2003...............................   0.866290     1.158543         17,562
 01/01/2004 to 12/31/2004...............................   1.158543     1.367925         64,386
 01/01/2005 to 12/31/2005...............................   1.367925     1.531055        131,907
 01/01/2006 to 12/31/2006...............................   1.531055     1.932832        101,166
 01/01/2007 to 12/31/2007...............................   1.932832     1.872216         61,185
 01/01/2008 to 12/31/2008...............................   1.872216     1.084224         34,530
 01/01/2009 to 12/31/2009...............................   1.084224     1.647106         42,253
 01/01/2010 to 12/31/2010...............................   1.647106     1.878678         37,366
 01/01/2011 to 12/31/2011...............................   1.878678     1.578220         55,051
Invesco Small Cap Growth Sub-account
 05/01/2002 to 12/31/2002...............................   1.118116     0.840553              0
 01/01/2003 to 12/31/2003...............................   0.840553     1.143575         21,268
 01/01/2004 to 12/31/2004...............................   1.143575     1.192371         39,133
 01/01/2005 to 12/31/2005...............................   1.192371     1.264812         38,396
 01/01/2006 to 12/31/2006...............................   1.264812     1.414967         23,002
 01/01/2007 to 12/31/2007...............................   1.414967     1.539561         27,495
 01/01/2008 to 12/31/2008...............................   1.539561     0.924091          4,559
 01/01/2009 to 12/31/2009...............................   0.924091     1.211524          5,592
 01/01/2010 to 12/31/2010...............................   1.211524     1.497741          5,554
 01/01/2011 to 12/31/2011...............................   1.497741     1.451544          5,522

                                                                2.05% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
Janus Forty Sub-Account
 04/30/2007 to 12/31/2007...............................  123.860928   151.284020          489
 01/01/2008 to 12/31/2008...............................  151.284020    85.961854          575
 01/01/2009 to 12/31/2009...............................   85.961854   120.309015          205
 01/01/2010 to 12/31/2010...............................  120.309015   128.945415          137
 01/01/2011 to 12/31/2011...............................  128.945415   116.801881          375
Jennison Growth Sub-Account (Class B)
 05/01/2005 to 12/31/2005...............................    0.393872     0.471088            0
 01/01/2006 to 12/31/2006...............................    0.471088     0.473203            0
 01/01/2007 to 12/31/2007...............................    0.473203     0.516343            0
 01/01/2008 to 12/31/2008...............................    0.516343     0.320963            0
 01/01/2009 to 12/31/2009...............................    0.320963     0.438858            0
 01/01/2010 to 12/31/2010...............................    0.438858     0.478602            0
 01/01/2011 to 12/31/2011...............................    0.478602     0.469950            0
Jennison Growth Subaccount (Class B)/(8)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class B))
 05/01/2004 to 12/31/2004...............................    0.411689     0.427937            0
 01/01/2005 to 04/30/2005...............................    0.427937     0.389178            0
Jennison Growth Sub-Account (Class E)
 05/01/2005 to 12/31/2005...............................    0.394146     0.472098            0
 01/01/2006 to 12/31/2006...............................    0.472098     0.474564            0
 01/01/2007 to 12/31/2007...............................    0.474564     0.518549            0
 01/01/2008 to 12/31/2008...............................    0.518549     0.322196            0
 01/01/2009 to 12/31/2009...............................    0.322196     0.441551            0
 01/01/2010 to 12/31/2010...............................    0.441551     0.482092            0
 01/01/2011 to 12/31/2011...............................    0.482092     0.473779            0
Jennison Growth Subaccount (Class E)/(9)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class E))
 07/02/2001 to 12/31/2001...............................    0.570119     0.487001            0
 01/01/2002 to 12/31/2002...............................    0.487001     0.338891            0
 01/01/2003 to 12/31/2003...............................    0.338891     0.417354            0
 01/01/2004 to 12/31/2004...............................    0.417354     0.427943            0
 01/01/2005 to 04/30/2005...............................    0.427943     0.393050            0
Lazard Mid Cap Sub-Account
 05/01/2002 to 12/31/2002...............................    1.135566     0.958902            0
 01/01/2003 to 12/31/2003...............................    0.958902     1.185353            0
 01/01/2004 to 12/31/2004...............................    1.185353     1.328484            0
 01/01/2005 to 12/31/2005...............................    1.328484     1.406498            0
 01/01/2006 to 12/31/2006...............................    1.406498     1.580264            0
 01/01/2007 to 12/31/2007...............................    1.580264     1.506066        3,107
 01/01/2008 to 12/31/2008...............................    1.506066     0.910304        3,106
 01/01/2009 to 12/31/2009...............................    0.910304     1.219686        3,105
 01/01/2010 to 12/31/2010...............................    1.219686     1.468110        3,104
 01/01/2011 to 12/31/2011...............................    1.468110     1.362486        3,103

                                                                           2.05% VARIABLE ACCOUNT CHARGE
                                                                    --------------------------------------------
                                                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                                                     UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                    AT BEGINNING    AT END    OUTSTANDING AT END
                                                                     OF PERIOD    OF PERIOD       OF PERIOD
                                                                    ------------ ------------ ------------------
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Partners Aggressive Growth
  Sub-Account/(5)(13)/)
 07/02/2001 to 12/31/2001..........................................   0.950677     0.771319              0
 01/01/2002 to 12/31/2002..........................................   0.771319     0.522758              0
 01/01/2003 to 12/31/2003..........................................   0.522758     0.665295              0
 01/01/2004 to 12/31/2004..........................................   0.665295     0.706773         12,142
 01/01/2005 to 12/31/2005..........................................   0.706773     0.786484         12,056
 01/01/2006 to 12/31/2006..........................................   0.786484     0.757170        120,583
 01/01/2007 to 12/31/2007..........................................   0.757170     0.758537        108,705
 01/01/2008 to 12/31/2008..........................................   0.758537     0.452895              0
 01/01/2009 to 12/31/2009..........................................   0.452895     0.589957          7,484
 01/01/2010 to 12/31/2010..........................................   0.589957     0.715482         14,368
 01/01/2011 to 12/31/2011..........................................   0.715482     0.723757         14,364
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Value Equity Sub-Account (Class B)/(16)/)
 05/01/2006 to 12/31/2006..........................................   8.937807     9.540862              0
 01/01/2007 to 12/31/2007..........................................   9.540862     8.794130              0
 01/01/2008 to 12/31/2008..........................................   8.794130     3.909748            979
 01/01/2009 to 12/31/2009..........................................   3.909748     5.284810            937
 01/01/2010 to 12/31/2010..........................................   5.284810     5.557401          1,006
 01/01/2011 to 04/29/2011..........................................   5.557401     5.896731              0
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
 05/02/2011 to 12/31/2011..........................................   0.596007     0.538312              0
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
  (previously Legg Mason Value Equity Sub-Account (Class E)/(17)/)
 05/01/2006 to 12/31/2006..........................................   0.901154     0.962323              0
 01/01/2007 to 12/31/2007..........................................   0.962323     0.887901              0
 01/01/2008 to 12/31/2008..........................................   0.887901     0.395087        161,005
 01/01/2009 to 12/31/2009..........................................   0.395087     0.534008              0
 01/01/2010 to 12/31/2010..........................................   0.534008     0.561759              0
 01/01/2011 to 04/29/2011..........................................   0.561759     0.596108              0
Loomis Sayles Small Cap Core Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004..........................................   2.194308     2.475719            424
 01/01/2005 to 12/31/2005..........................................   2.475719     2.587577         23,572
 01/01/2006 to 12/31/2006..........................................   2.587577     2.950849         14,094
 01/01/2007 to 12/31/2007..........................................   2.950849     3.226693          2,930
 01/01/2008 to 12/31/2008..........................................   3.226693     2.021217          5,691
 01/01/2009 to 12/31/2009..........................................   2.021217     2.572824          2,862
 01/01/2010 to 12/31/2010..........................................   2.572824     3.206516          2,198
 01/01/2011 to 12/31/2011..........................................   3.206516     3.152219          2,141
Loomis Sayles Small Cap Core Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001..........................................   2.266363     2.137609              0
 01/01/2002 to 12/31/2002..........................................   2.137609     1.640950              0
 01/01/2003 to 12/31/2003..........................................   1.640950     2.190971          9,177
 01/01/2004 to 12/31/2004..........................................   2.190971     2.494244         15,138
 01/01/2005 to 12/31/2005..........................................   2.494244     2.609256         21,158
 01/01/2006 to 12/31/2006..........................................   2.609256     2.978427         20,003
 01/01/2007 to 12/31/2007..........................................   2.978427     3.259939         15,047
 01/01/2008 to 12/31/2008..........................................   3.259939     2.044098          3,606
 01/01/2009 to 12/31/2009..........................................   2.044098     2.604429          4,944
 01/01/2010 to 12/31/2010..........................................   2.604429     3.249234          2,711
 01/01/2011 to 12/31/2011..........................................   3.249234     3.197454            496

                                                             2.05% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Loomis Sayles Small Cap Growth Sub-Account
 07/02/2001 to 12/31/2001............................   0.952667     0.875884              0
 01/01/2002 to 12/31/2002............................   0.875884     0.617465              0
 01/01/2003 to 12/31/2003............................   0.617465     0.874779              0
 01/01/2004 to 12/31/2004............................   0.874779     0.952514         83,676
 01/01/2005 to 12/31/2005............................   0.952514     0.974222         40,023
 01/01/2006 to 12/31/2006............................   0.974222     1.047280         26,231
 01/01/2007 to 12/31/2007............................   1.047280     1.070180         26,345
 01/01/2008 to 12/31/2008............................   1.070180     0.615297         25,208
 01/01/2009 to 12/31/2009............................   0.615297     0.781702         24,207
 01/01/2010 to 12/31/2010............................   0.781702     1.005929         25,158
 01/01/2011 to 12/31/2011............................   1.005929     1.012613         21,250
Lord Abbett Bond Debenture Sub-Account
 07/02/2001 to 12/31/2001............................   1.330042     1.333178              0
 01/01/2002 to 12/31/2002............................   1.333178     1.298637              0
 01/01/2003 to 12/31/2003............................   1.298637     1.516050         16,271
 01/01/2004 to 12/31/2004............................   1.516050     1.606501         41,785
 01/01/2005 to 12/31/2005............................   1.606501     1.597498         74,505
 01/01/2006 to 12/31/2006............................   1.597498     1.708349         82,813
 01/01/2007 to 12/31/2007............................   1.708349     1.783117         78,255
 01/01/2008 to 12/31/2008............................   1.783117     1.421860         73,040
 01/01/2009 to 12/31/2009............................   1.421860     1.905276         58,876
 01/01/2010 to 12/31/2010............................   1.905276     2.108652         37,042
 01/01/2011 to 12/31/2011............................   2.108652     2.158086         24,963
Met/Artisan Mid Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   2.819611     3.047524          1,640
 01/01/2005 to 12/31/2005............................   3.047524     3.277353         20,566
 01/01/2006 to 12/31/2006............................   3.277353     3.603719         14,127
 01/01/2007 to 12/31/2007............................   3.603719     3.282074          9,924
 01/01/2008 to 12/31/2008............................   3.282074     1.732791          7,432
 01/01/2009 to 12/31/2009............................   1.732791     2.398216          7,397
 01/01/2010 to 12/31/2010............................   2.398216     2.697728          5,308
 01/01/2011 to 12/31/2011............................   2.697728     2.816053          5,156
Met/Artisan Mid Cap Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   2.378490     2.483878              0
 01/01/2002 to 12/31/2002............................   2.483878     2.214789              0
 01/01/2003 to 12/31/2003............................   2.214789     2.874018         28,639
 01/01/2004 to 12/31/2004............................   2.874018     3.090673         57,495
 01/01/2005 to 12/31/2005............................   3.090673     3.325297         27,168
 01/01/2006 to 12/31/2006............................   3.325297     3.658283         24,323
 01/01/2007 to 12/31/2007............................   3.658283     3.333417         14,369
 01/01/2008 to 12/31/2008............................   3.333417     1.760758         11,855
 01/01/2009 to 12/31/2009............................   1.760758     2.438083         13,870
 01/01/2010 to 12/31/2010............................   2.438083     2.743894         12,030
 01/01/2011 to 12/31/2011............................   2.743894     2.865706          2,566
Met/Franklin Income Sub-Account
 04/28/2008 to 12/31/2008............................   9.997754     7.950715              0
 01/01/2009 to 12/31/2009............................   7.950715     9.957092          2,703
 01/01/2010 to 12/31/2010............................   9.957092    10.908234              0
 01/01/2011 to 12/31/2011............................  10.908234    10.915453          2,347
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011............................   9.987193     9.724128          4,538

                                                                       2.05% VARIABLE ACCOUNT CHARGE
                                                                --------------------------------------------
                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                AT BEGINNING    AT END    OUTSTANDING AT END
                                                                 OF PERIOD    OF PERIOD       OF PERIOD
                                                                ------------ ------------ ------------------
Met/Franklin Mutual Shares Sub-Account
 04/28/2008 to 12/31/2008......................................   9.997754     6.570607            799
 01/01/2009 to 12/31/2009......................................   6.570607     8.039157            859
 01/01/2010 to 12/31/2010......................................   8.039157     8.744321            875
 01/01/2011 to 12/31/2011......................................   8.744321     8.520387            624
Met/Franklin Templeton Founding Strategy Sub-Account
 04/28/2008 to 12/31/2008......................................   9.997754     7.002190              0
 01/01/2009 to 12/31/2009......................................   7.002190     8.818786              0
 01/01/2010 to 12/31/2010......................................   8.818786     9.507876              0
 01/01/2011 to 12/31/2011......................................   9.507876     9.151333              0
Met/Templeton Growth Sub-Account
 04/28/2008 to 12/31/2008......................................   9.997754     6.539896              0
 01/01/2009 to 12/31/2009......................................   6.539896     8.497277              0
 01/01/2010 to 12/31/2010......................................   8.497277     8.962532              0
 01/01/2011 to 12/31/2011......................................   8.962532     8.175364              0
MetLife Aggressive Strategy Sub-Account
 05/02/2011 to 12/31/2011......................................  11.694668     9.972411          2,926
MetLife Aggressive Strategy Sub-Account
  (previously MetLife Aggressive Allocation Sub-Account/(18)/)
 05/01/2005 to 12/31/2005......................................   9.998315    11.102071          2,944
 01/01/2006 to 12/31/2006......................................  11.102071    12.580693          2,941
 01/01/2007 to 12/31/2007......................................  12.580693    12.726895          2,939
 01/01/2008 to 12/31/2008......................................  12.726895     7.424591          2,935
 01/01/2009 to 12/31/2009......................................   7.424591     9.564455          2,932
 01/01/2010 to 12/31/2010......................................   9.564455    10.840802          2,929
 01/01/2011 to 04/29/2011......................................  10.840802    11.730385              0
MetLife Conservative Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998315    10.254906              0
 01/01/2006 to 12/31/2006......................................  10.254906    10.739749              0
 01/01/2007 to 12/31/2007......................................  10.739749    11.106799              0
 01/01/2008 to 12/31/2008......................................  11.106799     9.315287         28,616
 01/01/2009 to 12/31/2009......................................   9.315287    10.999521            997
 01/01/2010 to 12/31/2010......................................  10.999521    11.859628            997
 01/01/2011 to 12/31/2011......................................  11.859628    11.997446            996
MetLife Conservative to Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998315    10.471891              0
 01/01/2006 to 12/31/2006......................................  10.471891    11.226706              0
 01/01/2007 to 12/31/2007......................................  11.226706    11.526811          9,938
 01/01/2008 to 12/31/2008......................................  11.526811     8.853522              0
 01/01/2009 to 12/31/2009......................................   8.853522    10.727624         14,233
 01/01/2010 to 12/31/2010......................................  10.727624    11.721470         13,598
 01/01/2011 to 12/31/2011......................................  11.721470    11.604606         12,922
MetLife Mid Cap Stock Index Sub-Account
 07/02/2001 to 12/31/2001......................................   1.044227     1.019896              0
 01/01/2002 to 12/31/2002......................................   1.019896     0.848220              0
 01/01/2003 to 12/31/2003......................................   0.848220     1.118141         15,614
 01/01/2004 to 12/31/2004......................................   1.118141     1.267594         32,206
 01/01/2005 to 12/31/2005......................................   1.267594     1.391243         23,080
 01/01/2006 to 12/31/2006......................................   1.391243     1.497022         13,730
 01/01/2007 to 12/31/2007......................................   1.497022     1.576713          6,877
 01/01/2008 to 12/31/2008......................................   1.576713     0.982693          4,193
 01/01/2009 to 12/31/2009......................................   0.982693     1.316812          5,796
 01/01/2010 to 12/31/2010......................................   1.316812     1.625479          4,890
 01/01/2011 to 12/31/2011......................................   1.625479     1.557724            516

                                                              2.05% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
MetLife Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998315    10.701694            261
 01/01/2006 to 12/31/2006.............................  10.701694    11.726488         20,728
 01/01/2007 to 12/31/2007.............................  11.726488    11.986534         40,156
 01/01/2008 to 12/31/2008.............................  11.986534     8.380231         26,032
 01/01/2009 to 12/31/2009.............................   8.380231    10.388402         21,231
 01/01/2010 to 12/31/2010.............................  10.388402    11.518240         20,335
 01/01/2011 to 12/31/2011.............................  11.518240    11.130529         19,135
MetLife Moderate to Aggressive Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998315    10.926575              0
 01/01/2006 to 12/31/2006.............................  10.926575    12.227369         14,394
 01/01/2007 to 12/31/2007.............................  12.227369    12.439069         19,365
 01/01/2008 to 12/31/2008.............................  12.439069     7.906563         37,246
 01/01/2009 to 12/31/2009.............................   7.906563     9.999785         33,416
 01/01/2010 to 12/31/2010.............................   9.999785    11.237078          4,385
 01/01/2011 to 12/31/2011.............................  11.237078    10.594228          4,343
MetLife Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   3.521031     3.251284              0
 01/01/2002 to 12/31/2002.............................   3.251284     2.468025              0
 01/01/2003 to 12/31/2003.............................   2.468025     3.091926          4,878
 01/01/2004 to 12/31/2004.............................   3.091926     3.340382          8,257
 01/01/2005 to 12/31/2005.............................   3.340382     3.416003          4,423
 01/01/2006 to 12/31/2006.............................   3.416003     3.855139          3,190
 01/01/2007 to 12/31/2007.............................   3.855139     3.964364          2,281
 01/01/2008 to 12/31/2008.............................   3.964364     2.436584          2,359
 01/01/2009 to 12/31/2009.............................   2.436584     3.005903          2,350
 01/01/2010 to 12/31/2010.............................   3.005903     3.371683          2,250
 01/01/2011 to 12/31/2011.............................   3.371683     3.357426          2,097
MFS(R) Investors Trust Sub-Account (Class B)/(11)/
 05/01/2004 to 12/31/2004.............................   7.443730     8.216169              0
 01/01/2005 to 12/31/2005.............................   8.216169     8.605513              0
 01/01/2006 to 04/30/2006.............................   8.605513     8.975089              0
MFS(R) Investors Trust Sub-Account (Class E)/(11)/
 07/02/2001 to 12/31/2001.............................   0.882231     0.815218              0
 01/01/2002 to 12/31/2002.............................   0.815218     0.637003              0
 01/01/2003 to 12/31/2003.............................   0.637003     0.758261              0
 01/01/2004 to 12/31/2004.............................   0.758261     0.826613              0
 01/01/2005 to 12/31/2005.............................   0.826613     0.867501              0
 01/01/2006 to 04/30/2006.............................   0.867501     0.905052              0
MFS(R) Investors Trust Sub-Account/(2)(11)/
  (previously MFS(R) Research Managers Sub-Account)
 07/02/2001 to 12/31/2001.............................   0.962475     0.860932              0
 01/01/2002 to 12/31/2002.............................   0.860932     0.639280              0
 01/01/2003 to 12/31/2003.............................   0.639280     0.776109              0
 01/01/2004 to 04/30/2004.............................   0.776109     0.788473              0

                                                  2.05% VARIABLE ACCOUNT CHARGE
                                           --------------------------------------------
                                           ACCUMULATION ACCUMULATION     NUMBER OF
                                            UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                           AT BEGINNING    AT END    OUTSTANDING AT END
                                            OF PERIOD    OF PERIOD       OF PERIOD
                                           ------------ ------------ ------------------
MFS(R) Research International Sub-Account
 07/02/2001 to 12/31/2001.................   0.913776     0.833377              0
 01/01/2002 to 12/31/2002.................   0.833377     0.720086              0
 01/01/2003 to 12/31/2003.................   0.720086     0.931581         12,453
 01/01/2004 to 12/31/2004.................   0.931581     1.091142         36,320
 01/01/2005 to 12/31/2005.................   1.091142     1.244632         99,569
 01/01/2006 to 12/31/2006.................   1.244632     1.543379         71,829
 01/01/2007 to 12/31/2007.................   1.543379     1.712843         99,699
 01/01/2008 to 12/31/2008.................   1.712843     0.967084        122,309
 01/01/2009 to 12/31/2009.................   0.967084     1.246534         50,517
 01/01/2010 to 12/31/2010.................   1.246534     1.360540         47,280
 01/01/2011 to 12/31/2011.................   1.360540     1.190159         40,566
MFS(R) Total Return Sub-Account
 05/01/2004 to 12/31/2004.................   3.291543     3.563658         64,762
 01/01/2005 to 12/31/2005.................   3.563658     3.591086         24,934
 01/01/2006 to 12/31/2006.................   3.591086     3.938285         39,408
 01/01/2007 to 12/31/2007.................   3.938285     4.016800         24,518
 01/01/2008 to 12/31/2008.................   4.016800     3.055626         20,106
 01/01/2009 to 12/31/2009.................   3.055626     3.541572          6,569
 01/01/2010 to 12/31/2010.................   3.541572     3.809704          6,117
 01/01/2011 to 12/31/2011.................   3.809704     3.813152            935
MFS(R) Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.................   1.170946     1.258177          9,897
 01/01/2005 to 12/31/2005.................   1.258177     1.212374         29,012
 01/01/2006 to 12/31/2006.................   1.212374     1.399731         30,279
 01/01/2007 to 12/31/2007.................   1.399731     1.315967         32,462
 01/01/2008 to 12/31/2008.................   1.315967     0.854676         42,165
 01/01/2009 to 12/31/2009.................   0.854676     1.009695         37,135
 01/01/2010 to 12/31/2010.................   1.009695     1.099806         32,240
 01/01/2011 to 12/31/2011.................   1.099806     1.084420         36,532
MFS(R) Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002.................   1.157583     0.945336              0
 01/01/2003 to 12/31/2003.................   0.945336     1.160856         36,493
 01/01/2004 to 12/31/2004.................   1.160856     1.265644        120,973
 01/01/2005 to 12/31/2005.................   1.265644     1.220906        112,786
 01/01/2006 to 12/31/2006.................   1.220906     1.410715         62,250
 01/01/2007 to 12/31/2007.................   1.410715     1.327641         35,906
 01/01/2008 to 12/31/2008.................   1.327641     0.863456          2,967
 01/01/2009 to 12/31/2009.................   0.863456     1.020795          2,939
 01/01/2010 to 12/31/2010.................   1.020795     1.112637          2,916
 01/01/2011 to 12/31/2011.................   1.112637     1.098891          2,896
MFS(R) Total Return Sub-Account/(1)/
  (previously Balanced Sub-Account)
 07/02/2001 to 12/31/2001.................   1.435537     1.405099              0
 01/01/2002 to 12/31/2002.................   1.405099     1.187645              0
 01/01/2003 to 12/31/2003.................   1.187645     1.391978         14,196
 01/01/2004 to 04/30/2004.................   1.391978     1.376879         51,121

                                                                 2.05% VARIABLE ACCOUNT CHARGE
                                                          --------------------------------------------
                                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                                           OF PERIOD    OF PERIOD       OF PERIOD
                                                          ------------ ------------ ------------------
Morgan Stanley EAFE(R) Index Sub-Account
 07/02/2001 to 12/31/2001................................   0.928572     0.834321              0
 01/01/2002 to 12/31/2002................................   0.834321     0.680380              0
 01/01/2003 to 12/31/2003................................   0.680380     0.914558              0
 01/01/2004 to 12/31/2004................................   0.914558     1.068624          1,253
 01/01/2005 to 12/31/2005................................   1.068624     1.182402          1,199
 01/01/2006 to 12/31/2006................................   1.182402     1.453267              0
 01/01/2007 to 12/31/2007................................   1.453267     1.573391              0
 01/01/2008 to 12/31/2008................................   1.573391     0.890901              0
 01/01/2009 to 12/31/2009................................   0.890901     1.119727              0
 01/01/2010 to 12/31/2010................................   1.119727     1.183829              0
 01/01/2011 to 12/31/2011................................   1.183829     1.013133              0
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010................................   1.181690     1.366533         15,166
 01/01/2011 to 12/31/2011................................   1.366533     1.246180         14,859
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account/(4)/)
 05/01/2002 to 12/31/2002................................   1.000000     0.806844              0
 01/01/2003 to 12/31/2003................................   0.806844     1.123190         30,026
 01/01/2004 to 04/30/2004................................   1.123190     1.110647         41,498
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account and
  before that Janus Mid Cap Sub-Account/(3)/))
 07/02/2001 to 12/31/2001................................   1.826729     1.500697              0
 01/01/2002 to 12/31/2002................................   1.500697     1.041289              0
 01/01/2003 to 12/31/2003................................   1.041289     1.369860          4,015
 01/01/2004 to 12/31/2004................................   1.369860     1.567810         81,235
 01/01/2005 to 12/31/2005................................   1.567810     1.638441         66,463
 01/01/2006 to 12/31/2006................................   1.638441     1.790826         42,408
 01/01/2007 to 12/31/2007................................   1.790826     1.896577         44,510
 01/01/2008 to 12/31/2008................................   1.896577     0.828031         19,408
 01/01/2009 to 12/31/2009................................   0.828031     1.083252          9,405
 01/01/2010 to 04/30/2010................................   1.083252     1.169912              0
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class B)/(8)(15)/)
 05/01/2004 to 12/31/2004................................   1.571519     1.760407         46,955
 01/01/2005 to 12/31/2005................................   1.760407     1.792225         82,193
 01/01/2006 to 12/31/2006................................   1.792225     2.044681         13,083
 01/01/2007 to 12/31/2007................................   2.044681     1.929019         13,130
 01/01/2008 to 12/31/2008................................   1.929019     1.161132         11,963
 01/01/2009 to 12/31/2009................................   1.161132     1.283563         12,691
 01/01/2010 to 12/31/2010................................   1.283563     1.525914         12,609
 01/01/2011 to 12/31/2011................................   1.525914     1.577341         10,475

                                                            2.05% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class E)/(9)(15)/)
 07/02/2001 to 12/31/2001...........................   1.419575     1.384505              0
 01/01/2002 to 12/31/2002...........................   1.384505     1.064948              0
 01/01/2003 to 12/31/2003...........................   1.064948     1.564135         44,439
 01/01/2004 to 12/31/2004...........................   1.564135     1.764719         93,196
 01/01/2005 to 12/31/2005...........................   1.764719     1.797420         62,812
 01/01/2006 to 12/31/2006...........................   1.797420     2.054115         47,434
 01/01/2007 to 12/31/2007...........................   2.054115     1.940222         40,032
 01/01/2008 to 12/31/2008...........................   1.940222     1.168910         19,957
 01/01/2009 to 12/31/2009...........................   1.168910     1.293156          7,083
 01/01/2010 to 12/31/2010...........................   1.293156     1.538721          7,047
 01/01/2011 to 12/31/2011...........................   1.538721     1.591360          5,232
Neuberger Berman Mid Cap Value Sub-Account
 07/02/2001 to 12/31/2001...........................   1.524449     1.470389              0
 01/01/2002 to 12/31/2002...........................   1.470389     1.297733              0
 01/01/2003 to 12/31/2003...........................   1.297733     1.731207          5,306
 01/01/2004 to 12/31/2004...........................   1.731207     2.080325         58,863
 01/01/2005 to 12/31/2005...........................   2.080325     2.281355        118,021
 01/01/2006 to 12/31/2006...........................   2.281355     2.485470         75,819
 01/01/2007 to 12/31/2007...........................   2.485470     2.512446         37,943
 01/01/2008 to 12/31/2008...........................   2.512446     1.292715         35,455
 01/01/2009 to 12/31/2009...........................   1.292715     1.871125          7,707
 01/01/2010 to 12/31/2010...........................   1.871125     2.310726         14,338
 01/01/2011 to 12/31/2011...........................   2.310726     2.112827         12,015
Oppenheimer Capital Appreciation Sub-Account
 05/01/2005 to 12/31/2005...........................   7.732662     8.360154              0
 01/01/2006 to 12/31/2006...........................   8.360154     8.814778              0
 01/01/2007 to 12/31/2007...........................   8.814778     9.868827            401
 01/01/2008 to 12/31/2008...........................   9.868827     5.226372          1,408
 01/01/2009 to 12/31/2009...........................   5.226372     7.358053          1,431
 01/01/2010 to 12/31/2010...........................   7.358053     7.886216          1,420
 01/01/2011 to 12/31/2011...........................   7.886216     7.619846          1,118
Oppenheimer Global Equity Sub-Account
 05/01/2004 to 12/31/2004...........................  12.171935    13.980317            107
 01/01/2005 to 12/31/2005...........................  13.980317    15.886236            589
 01/01/2006 to 12/31/2006...........................  15.886236    18.109813            571
 01/01/2007 to 12/31/2007...........................  18.109813    18.851238            542
 01/01/2008 to 12/31/2008...........................  18.851238    10.977278          1,308
 01/01/2009 to 12/31/2009...........................  10.977278    15.034985          1,203
 01/01/2010 to 12/31/2010...........................  15.034985    17.076183          1,189
 01/01/2011 to 12/31/2011...........................  17.076183    15.324030            937
PIMCO Inflation Protected Bond Sub-Account
 05/01/2006 to 12/31/2006...........................  10.782931    10.841495              0
 01/01/2007 to 12/31/2007...........................  10.841495    11.767148              0
 01/01/2008 to 12/31/2008...........................  11.767148    10.733538         10,606
 01/01/2009 to 12/31/2009...........................  10.733538    12.413781          5,521
 01/01/2010 to 12/31/2010...........................  12.413781    13.105836          3,811
 01/01/2011 to 12/31/2011...........................  13.105836    14.271213          6,222

                                               2.05% VARIABLE ACCOUNT CHARGE
                                        --------------------------------------------
                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                         OF PERIOD    OF PERIOD       OF PERIOD
                                        ------------ ------------ ------------------
PIMCO Total Return Sub-Account
 07/02/2001 to 12/31/2001..............   1.005067     1.047707              0
 01/01/2002 to 12/31/2002..............   1.047707     1.121846              0
 01/01/2003 to 12/31/2003..............   1.121846     1.146411        146,089
 01/01/2004 to 12/31/2004..............   1.146411     1.179026        167,218
 01/01/2005 to 12/31/2005..............   1.179026     1.181130        177,269
 01/01/2006 to 12/31/2006..............   1.181130     1.209509        140,044
 01/01/2007 to 12/31/2007..............   1.209509     1.274466        125,567
 01/01/2008 to 12/31/2008..............   1.274466     1.253655         79,120
 01/01/2009 to 12/31/2009..............   1.253655     1.449658        271,476
 01/01/2010 to 12/31/2010..............   1.449658     1.536291        262,673
 01/01/2011 to 12/31/2011..............   1.536291     1.552910        144,518
RCM Technology Sub-Account
 07/02/2001 to 12/31/2001..............   0.755992     0.605880              0
 01/01/2002 to 12/31/2002..............   0.605880     0.292440              0
 01/01/2003 to 12/31/2003..............   0.292440     0.451458         19,399
 01/01/2004 to 12/31/2004..............   0.451458     0.423199         48,834
 01/01/2005 to 12/31/2005..............   0.423199     0.460312         21,816
 01/01/2006 to 12/31/2006..............   0.460312     0.475108         22,315
 01/01/2007 to 12/31/2007..............   0.475108     0.612139         26,080
 01/01/2008 to 12/31/2008..............   0.612139     0.333103         20,949
 01/01/2009 to 12/31/2009..............   0.333103     0.518809         37,202
 01/01/2010 to 12/31/2010..............   0.518809     0.649038         19,728
 01/01/2011 to 12/31/2011..............   0.649038     0.572970         21,010
Russell 2000(R) Index Sub-Account
 07/02/2001 to 12/31/2001..............   1.197426     1.160508              0
 01/01/2002 to 12/31/2002..............   1.160508     0.902525              0
 01/01/2003 to 12/31/2003..............   0.902525     1.288438          8,677
 01/01/2004 to 12/31/2004..............   1.288438     1.481890         18,127
 01/01/2005 to 12/31/2005..............   1.481890     1.514345         27,264
 01/01/2006 to 12/31/2006..............   1.514345     1.744540         29,627
 01/01/2007 to 12/31/2007..............   1.744540     1.679813          4,432
 01/01/2008 to 12/31/2008..............   1.679813     1.091499          4,815
 01/01/2009 to 12/31/2009..............   1.091499     1.343751          4,820
 01/01/2010 to 12/31/2010..............   1.343751     1.666412          5,076
 01/01/2011 to 12/31/2011..............   1.666412     1.562667          4,890
SSgA Growth and Income ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.473677    11.070908              0
 01/01/2007 to 12/31/2007..............  11.070908    11.430585              0
 01/01/2008 to 12/31/2008..............  11.430585     8.391697              0
 01/01/2009 to 12/31/2009..............   8.391697    10.267504              0
 01/01/2010 to 12/31/2010..............  10.267504    11.290419              0
 01/01/2011 to 12/31/2011..............  11.290419    11.179172              0
SSgA Growth ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.663832    11.323661              0
 01/01/2007 to 12/31/2007..............  11.323661    11.715944              0
 01/01/2008 to 12/31/2008..............  11.715944     7.693486              0
 01/01/2009 to 12/31/2009..............   7.693486     9.730686              0
 01/01/2010 to 12/31/2010..............   9.730686    10.882702              0
 01/01/2011 to 12/31/2011..............  10.882702    10.435307              0

                                                              2.05% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
T. Rowe Price Large Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.077573     1.162657          2,171
 01/01/2005 to 12/31/2005.............................   1.162657     1.211211         29,547
 01/01/2006 to 12/31/2006.............................   1.211211     1.339573         29,022
 01/01/2007 to 12/31/2007.............................   1.339573     1.432337         25,986
 01/01/2008 to 12/31/2008.............................   1.432337     0.813799         15,214
 01/01/2009 to 12/31/2009.............................   0.813799     1.140418         18,190
 01/01/2010 to 12/31/2010.............................   1.140418     1.304368         16,312
 01/01/2011 to 12/31/2011.............................   1.304368     1.260890         10,181
T. Rowe Price Mid Cap Growth Sub-Account
 07/02/2001 to 12/31/2001.............................   0.928651     0.819014              0
 01/01/2002 to 12/31/2002.............................   0.819014     0.449045              0
 01/01/2003 to 12/31/2003.............................   0.449045     0.601135         44,461
 01/01/2004 to 12/31/2004.............................   0.601135     0.693872        124,789
 01/01/2005 to 12/31/2005.............................   0.693872     0.779272         66,704
 01/01/2006 to 12/31/2006.............................   0.779272     0.810563         90,073
 01/01/2007 to 12/31/2007.............................   0.810563     0.934079        103,454
 01/01/2008 to 12/31/2008.............................   0.934079     0.551325        107,546
 01/01/2009 to 12/31/2009.............................   0.551325     0.785752         33,818
 01/01/2010 to 12/31/2010.............................   0.785752     0.982932         33,961
 01/01/2011 to 12/31/2011.............................   0.982932     0.947158         21,629
T. Rowe Price Small Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.181725     1.254435              0
 01/01/2005 to 12/31/2005.............................   1.254435     1.360754          8,536
 01/01/2006 to 12/31/2006.............................   1.360754     1.381585         57,256
 01/01/2007 to 12/31/2007.............................   1.381585     1.482417         33,171
 01/01/2008 to 12/31/2008.............................   1.482417     0.924804         47,212
 01/01/2009 to 12/31/2009.............................   0.924804     1.256087          9,087
 01/01/2010 to 12/31/2010.............................   1.256087     1.657190         10,613
 01/01/2011 to 12/31/2011.............................   1.657190     1.647125         10,429
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.............................   1.753911     1.851386          6,651
 01/01/2005 to 12/31/2005.............................   1.851386     1.860388         16,045
 01/01/2006 to 12/31/2006.............................   1.860388     1.910692         16,977
 01/01/2007 to 12/31/2007.............................   1.910692     1.941043         10,987
 01/01/2008 to 12/31/2008.............................   1.941043     1.612071          4,977
 01/01/2009 to 12/31/2009.............................   1.612071     2.083087         15,369
 01/01/2010 to 12/31/2010.............................   2.083087     2.295023          6,327
 01/01/2011 to 12/31/2011.............................   2.295023     2.379785          7,448
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001.............................   1.486920     1.516402              0
 01/01/2002 to 12/31/2002.............................   1.516402     1.624734              0
 01/01/2003 to 12/31/2003.............................   1.624734     1.790682         65,852
 01/01/2004 to 12/31/2004.............................   1.790682     1.867873        300,521
 01/01/2005 to 12/31/2005.............................   1.867873     1.878977        332,073
 01/01/2006 to 12/31/2006.............................   1.878977     1.930329         97,253
 01/01/2007 to 12/31/2007.............................   1.930329     1.964483         72,467
 01/01/2008 to 12/31/2008.............................   1.964483     1.633638         43,385
 01/01/2009 to 12/31/2009.............................   1.633638     2.112289         30,608
 01/01/2010 to 12/31/2010.............................   2.112289     2.330677         30,804
 01/01/2011 to 12/31/2011.............................   2.330677     2.418818         12,570

                                                             2.05% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Western Asset Management U.S. Government Sub-Account
  (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.449686     1.477867            529
 01/01/2005 to 12/31/2005............................   1.477867     1.468099         71,047
 01/01/2006 to 12/31/2006............................   1.468099     1.494700         70,250
 01/01/2007 to 12/31/2007............................   1.494700     1.523268         79,306
 01/01/2008 to 12/31/2008............................   1.523268     1.484334         41,252
 01/01/2009 to 12/31/2009............................   1.484334     1.513554         35,855
 01/01/2010 to 12/31/2010............................   1.513554     1.564290         36,485
 01/01/2011 to 12/31/2011............................   1.564290     1.613338         28,409
Western Asset Management U.S. Government Sub-Account
  (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.373574     1.410274              0
 01/01/2002 to 12/31/2002............................   1.410274     1.486992              0
 01/01/2003 to 12/31/2003............................   1.486992     1.479373         78,735
 01/01/2004 to 12/31/2004............................   1.479373     1.489930        134,760
 01/01/2005 to 12/31/2005............................   1.489930     1.482837        108,948
 01/01/2006 to 12/31/2006............................   1.482837     1.510579         88,726
 01/01/2007 to 12/31/2007............................   1.510579     1.540916         69,375
 01/01/2008 to 12/31/2008............................   1.540916     1.503104         27,814
 01/01/2009 to 12/31/2009............................   1.503104     1.534245         23,823
 01/01/2010 to 12/31/2010............................   1.534245     1.588358         24,205
 01/01/2011 to 12/31/2011............................   1.588358     1.638412         11,033



                                                               2.30% VARIABLE ACCOUNT CHARGE
                                                        --------------------------------------------
                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                                         OF PERIOD    OF PERIOD       OF PERIOD
                                                        ------------ ------------ ------------------

American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006..............................  13.671130    14.264903            361
 01/01/2007 to 12/31/2007..............................  14.264903    14.402794          5,903
 01/01/2008 to 12/31/2008..............................  14.402794    12.758660          1,897
 01/01/2009 to 12/31/2009..............................  12.758660    14.040382          1,952
 01/01/2010 to 12/31/2010..............................  14.040382    14.605456          1,951
 01/01/2011 to 12/31/2011..............................  14.605456    15.145505          2,004
American Funds Global Small Capitalization Sub-Account
 07/02/2001 to 12/31/2001..............................   1.426521     1.310848              0
 01/01/2002 to 12/31/2002..............................   1.310848     1.036946              0
 01/01/2003 to 12/31/2003..............................   1.036946     1.555856         29,079
 01/01/2004 to 12/31/2004..............................   1.555856     1.837877        118,842
 01/01/2005 to 12/31/2005..............................   1.837877     2.251597         96,379
 01/01/2006 to 12/31/2006..............................   2.251597     2.729860         82,271
 01/01/2007 to 12/31/2007..............................   2.729860     3.239059        116,556
 01/01/2008 to 12/31/2008..............................   3.239059     1.471055         75,397
 01/01/2009 to 12/31/2009..............................   1.471055     2.318836         31,751
 01/01/2010 to 12/31/2010..............................   2.318836     2.774104         26,184
 01/01/2011 to 12/31/2011..............................   2.774104     2.192076         23,572

                                                 2.30% VARIABLE ACCOUNT CHARGE
                                          --------------------------------------------
                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                           OF PERIOD    OF PERIOD       OF PERIOD
                                          ------------ ------------ ------------------
American Funds Growth Sub-Account
 07/02/2001 to 12/31/2001................  11.103152     9.774208              0
 01/01/2002 to 12/31/2002................   9.774208     7.215819              0
 01/01/2003 to 12/31/2003................   7.215819     9.647551         28,424
 01/01/2004 to 12/31/2004................   9.647551    10.605799         55,853
 01/01/2005 to 12/31/2005................  10.605799    12.043723         68,792
 01/01/2006 to 12/31/2006................  12.043723    12.973278         58,186
 01/01/2007 to 12/31/2007................  12.973278    14.242091         45,319
 01/01/2008 to 12/31/2008................  14.242091     7.797364         36,510
 01/01/2009 to 12/31/2009................   7.797364    10.623307         30,599
 01/01/2010 to 12/31/2010................  10.623307    12.321390         29,908
 01/01/2011 to 12/31/2011................  12.321390    11.526758         22,371
American Funds Growth-Income Sub-Account
 07/02/2001 to 12/31/2001................   7.524304     7.270277              0
 01/01/2002 to 12/31/2002................   7.270277     5.801504              0
 01/01/2003 to 12/31/2003................   5.801504     7.508206         31,409
 01/01/2004 to 12/31/2004................   7.508206     8.098238         69,227
 01/01/2005 to 12/31/2005................   8.098238     8.376225         94,670
 01/01/2006 to 12/31/2006................   8.376225     9.430876         67,103
 01/01/2007 to 12/31/2007................   9.430876     9.680001         61,725
 01/01/2008 to 12/31/2008................   9.680001     5.878832         46,419
 01/01/2009 to 12/31/2009................   5.878832     7.540018         43,466
 01/01/2010 to 12/31/2010................   7.540018     8.210688         40,797
 01/01/2011 to 12/31/2011................   8.210688     7.877519         29,839



                                                             2.10% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------

American Funds(R) Balanced Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.007698     6.977907           0
 01/01/2009 to 12/31/2009............................   6.977907     8.836743           0
 01/01/2010 to 12/31/2010............................   8.836743     9.705506           0
 01/01/2011 to 12/31/2011............................   9.705506     9.302038           0
American Funds(R) Growth Allocation Sub-Account
 04/28/2008 to 12/31/2008............................   9.997699     6.329165           0
 01/01/2009 to 12/31/2009............................   6.329165     8.307311           0
 01/01/2010 to 12/31/2010............................   8.307311     9.231609           0
 01/01/2011 to 12/31/2011............................   9.231609     8.612281           0
American Funds(R) Moderate Allocation Sub-Account
 04/28/2008 to 12/31/2008............................  10.017698     7.648408           0
 01/01/2009 to 12/31/2009............................   7.648408     9.241758           0
 01/01/2010 to 12/31/2010............................   9.241758     9.946333           0
 01/01/2011 to 12/31/2011............................   9.946333     9.758710           0
Artio International Stock Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.079028     1.226909           0
 01/01/2005 to 12/31/2005............................   1.226909     1.412787           0
 01/01/2006 to 12/31/2006............................   1.412787     1.608014           0
 01/01/2007 to 12/31/2007............................   1.608014     1.732952           0
 01/01/2008 to 12/31/2008............................   1.732952     0.946115           0
 01/01/2009 to 12/31/2009............................   0.946115     1.129214           0
 01/01/2010 to 12/31/2010............................   1.129214     1.181630           0
 01/01/2011 to 12/31/2011............................   1.181630     0.924153           0

                                                             2.10% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Artio International Stock Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.168365     1.063684              0
 01/01/2002 to 12/31/2002............................   1.063684     0.857994              0
 01/01/2003 to 12/31/2003............................   0.857994     1.074556         58,833
 01/01/2004 to 12/31/2004............................   1.074556     1.241720         83,959
 01/01/2005 to 12/31/2005............................   1.241720     1.432444         67,959
 01/01/2006 to 12/31/2006............................   1.432444     1.630846        111,920
 01/01/2007 to 12/31/2007............................   1.630846     1.759723         97,687
 01/01/2008 to 12/31/2008............................   1.759723     0.961425         98,158
 01/01/2009 to 12/31/2009............................   0.961425     1.148211         97,580
 01/01/2010 to 12/31/2010............................   1.148211     1.203493         72,759
 01/01/2011 to 12/31/2011............................   1.203493     0.943049         13,947
Barclays Capital Aggregate Bond Index Sub-Account
 07/02/2001 to 12/31/2001............................   1.077024     1.104178              0
 01/01/2002 to 12/31/2002............................   1.104178     1.188726              0
 01/01/2003 to 12/31/2003............................   1.188726     1.203382         48,838
 01/01/2004 to 12/31/2004............................   1.203382     1.223603         66,051
 01/01/2005 to 12/31/2005............................   1.223603     1.220446         43,533
 01/01/2006 to 12/31/2006............................   1.220446     1.240723         40,504
 01/01/2007 to 12/31/2007............................   1.240723     1.295723         39,945
 01/01/2008 to 12/31/2008............................   1.295723     1.340168         13,027
 01/01/2009 to 12/31/2009............................   1.340168     1.377670         17,483
 01/01/2010 to 12/31/2010............................   1.377670     1.425849         16,451
 01/01/2011 to 12/31/2011............................   1.425849     1.497991            191
BlackRock Aggressive Growth Sub-Account
 05/01/2004 to 12/31/2004............................  30.005527    33.112837              0
 01/01/2005 to 12/31/2005............................  33.112837    35.809593              0
 01/01/2006 to 12/31/2006............................  35.809593    37.335334              0
 01/01/2007 to 12/31/2007............................  37.335334    43.952928              0
 01/01/2008 to 12/31/2008............................  43.952928    23.308100              0
 01/01/2009 to 12/31/2009............................  23.308100    34.021411            948
 01/01/2010 to 12/31/2010............................  34.021411    38.310137            260
 01/01/2011 to 12/31/2011............................  38.310137    36.298275             87
BlackRock Bond Income Sub-Account
 07/02/2001 to 12/31/2001............................   3.348569     3.457468              0
 01/01/2002 to 12/31/2002............................   3.457468     3.662177              0
 01/01/2003 to 12/31/2003............................   3.662177     3.786284        186,970
 01/01/2004 to 12/31/2004............................   3.786284     3.862072        148,929
 01/01/2005 to 12/31/2005............................   3.862072     3.863517        108,189
 01/01/2006 to 12/31/2006............................   3.863517     3.939970         51,658
 01/01/2007 to 12/31/2007............................   3.939970     4.089984         38,442
 01/01/2008 to 12/31/2008............................   4.089984     3.857986         24,944
 01/01/2009 to 12/31/2009............................   3.857986     4.124761         24,842
 01/01/2010 to 12/31/2010............................   4.124761     4.364973         19,986
 01/01/2011 to 12/31/2011............................   4.364973     4.543986            162
BlackRock Diversified Sub-Account
 05/01/2004 to 12/31/2004............................  31.186373    33.492293              0
 01/01/2005 to 12/31/2005............................  33.492293    33.722804              0
 01/01/2006 to 12/31/2006............................  33.722804    36.407498              0
 01/01/2007 to 12/31/2007............................  36.407498    37.649096              0
 01/01/2008 to 12/31/2008............................  37.649096    27.660978              0
 01/01/2009 to 12/31/2009............................  27.660978    31.691129              0
 01/01/2010 to 12/31/2010............................  31.691129    33.923394              0
 01/01/2011 to 12/31/2011............................  33.923394    34.412217              0

                                                                     2.10% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Large Cap Core Sub-Account
 04/30/2007 to 12/31/2007....................................   6.608868     6.634348         16,142
 01/01/2008 to 12/31/2008....................................   6.634348     4.072452         16,218
 01/01/2009 to 12/31/2009....................................   4.072452     4.753345         15,977
 01/01/2010 to 12/31/2010....................................   4.753345     5.234343         14,432
 01/01/2011 to 12/31/2011....................................   5.234343     5.138863          9,436
BlackRock Large Cap Sub-Account
  (previously BlackRock Large Cap Sub-Account/(12)/)
 07/02/2001 to 12/31/2001....................................   6.239924     5.679562              0
 01/01/2002 to 12/31/2002....................................   5.679562     4.099681              0
 01/01/2003 to 12/31/2003....................................   4.099681     5.215161         27,227
 01/01/2004 to 12/31/2004....................................   5.215161     5.647692         23,385
 01/01/2005 to 12/31/2005....................................   5.647692     5.714097         23,230
 01/01/2006 to 12/31/2006....................................   5.714097     6.369775         24,315
 01/01/2007 to 04/27/2007....................................   6.369775     6.664956              0
BlackRock Large Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   1.054205     1.157598              0
 01/01/2005 to 12/31/2005....................................   1.157598     1.196607              0
 01/01/2006 to 12/31/2006....................................   1.196607     1.395964              0
 01/01/2007 to 12/31/2007....................................   1.395964     1.409567              0
 01/01/2008 to 12/31/2008....................................   1.409567     0.895598              0
 01/01/2009 to 12/31/2009....................................   0.895598     0.973927              0
 01/01/2010 to 12/31/2010....................................   0.973927     1.038821              0
 01/01/2011 to 12/31/2011....................................   1.038821     1.038128              0
BlackRock Large Cap Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002....................................   1.000000     0.788702              0
 01/01/2003 to 12/31/2003....................................   0.788702     1.045806              0
 01/01/2004 to 12/31/2004....................................   1.045806     1.160433         15,493
 01/01/2005 to 12/31/2005....................................   1.160433     1.201055         14,641
 01/01/2006 to 12/31/2006....................................   1.201055     1.402037         16,897
 01/01/2007 to 12/31/2007....................................   1.402037     1.417660         12,765
 01/01/2008 to 12/31/2008....................................   1.417660     0.901722         12,145
 01/01/2009 to 12/31/2009....................................   0.901722     0.981669          9,471
 01/01/2010 to 12/31/2010....................................   0.981669     1.047821          8,787
 01/01/2011 to 12/31/2011....................................   1.047821     1.047918          4,005
BlackRock Legacy Large Cap Growth Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.170036     2.366794              0
 01/01/2005 to 12/31/2005....................................   2.366794     2.474278              0
 01/01/2006 to 12/31/2006....................................   2.474278     2.517135              0
 01/01/2007 to 12/31/2007....................................   2.517135     2.918828              0
 01/01/2008 to 12/31/2008....................................   2.918828     1.809301              0
 01/01/2009 to 12/31/2009....................................   1.809301     2.418469              0
 01/01/2010 to 12/31/2010....................................   2.418469     2.829323              0
 01/01/2011 to 12/31/2011....................................   2.829323     2.516975              0
BlackRock Legacy Large Cap Growth Sub-Account (Class B)
  (formerly FI Large Cap Sub-Account/(14)/)
 05/01/2006 to 12/31/2006....................................  15.972141    16.083155              0
 01/01/2007 to 12/31/2007....................................  16.083155    16.333316              0
 01/01/2008 to 12/31/2008....................................  16.333316     8.803802              0
 01/01/2009 to 05/01/2009....................................   8.803802     9.166183              0

                                                                     2.10% VARIABLE ACCOUNT CHARGE
                                                              --------------------------------------------
                                                              ACCUMULATION ACCUMULATION     NUMBER OF
                                                               UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                              AT BEGINNING    AT END    OUTSTANDING AT END
                                                               OF PERIOD    OF PERIOD       OF PERIOD
                                                              ------------ ------------ ------------------
BlackRock Legacy Large Cap Growth Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.852660     2.596484              0
 01/01/2002 to 12/31/2002....................................   2.596484     1.697395              0
 01/01/2003 to 12/31/2003....................................   1.697395     2.242377         76,830
 01/01/2004 to 12/31/2004....................................   2.242377     2.384636         74,356
 01/01/2005 to 12/31/2005....................................   2.384636     2.495216         71,805
 01/01/2006 to 12/31/2006....................................   2.495216     2.541182         72,794
 01/01/2007 to 12/31/2007....................................   2.541182     2.949470         54,347
 01/01/2008 to 12/31/2008....................................   2.949470     1.830110         50,701
 01/01/2009 to 12/31/2009....................................   1.830110     2.448413         39,150
 01/01/2010 to 12/31/2010....................................   2.448413     2.868049         33,705
 01/01/2011 to 12/31/2011....................................   2.868049     2.554003          5,842
BlackRock Money Market Sub-Account
 07/02/2001 to 12/31/2001....................................   1.955275     1.959361              0
 01/01/2002 to 12/31/2002....................................   1.959361     1.940979              0
 01/01/2003 to 12/31/2003....................................   1.940979     1.911192        325,263
 01/01/2004 to 12/31/2004....................................   1.911192     1.885104        120,130
 01/01/2005 to 12/31/2005....................................   1.885104     1.894708         99,720
 01/01/2006 to 12/31/2006....................................   1.894708     1.939885         58,490
 01/01/2007 to 12/31/2007....................................   1.939885     1.990802         70,171
 01/01/2008 to 12/31/2008....................................   1.990802     1.999986         55,918
 01/01/2009 to 12/31/2009....................................   1.999986     1.963382         49,093
 01/01/2010 to 12/31/2010....................................   1.963382     1.922579         46,829
 01/01/2011 to 12/31/2011....................................   1.922579     1.882732              0
Clarion Global Real Estate Sub-Account
 05/01/2004 to 12/31/2004....................................   9.998274    12.773556          5,721
 01/01/2005 to 12/31/2005....................................  12.773556    14.170803          6,739
 01/01/2006 to 12/31/2006....................................  14.170803    19.092510          6,631
 01/01/2007 to 12/31/2007....................................  19.092510    15.888249          6,649
 01/01/2008 to 12/31/2008....................................  15.888249     9.073650          6,094
 01/01/2009 to 12/31/2009....................................   9.073650    11.971272          3,703
 01/01/2010 to 12/31/2010....................................  11.971272    13.610832          4,316
 01/01/2011 to 12/31/2011....................................  13.610832    12.583917            523
Davis Venture Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004....................................   2.673119     2.863663              0
 01/01/2005 to 12/31/2005....................................   2.863663     3.084638              0
 01/01/2006 to 12/31/2006....................................   3.084638     3.453295          1,923
 01/01/2007 to 12/31/2007....................................   3.453295     3.528007         11,592
 01/01/2008 to 12/31/2008....................................   3.528007     2.089218         11,592
 01/01/2009 to 12/31/2009....................................   2.089218     2.693315         11,592
 01/01/2010 to 12/31/2010....................................   2.693315     2.946250         11,592
 01/01/2011 to 12/31/2011....................................   2.946250     2.761974         11,592
Davis Venture Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001....................................   2.660627     2.515476              0
 01/01/2002 to 12/31/2002....................................   2.515476     2.055493              0
 01/01/2003 to 12/31/2003....................................   2.055493     2.631457         58,335
 01/01/2004 to 12/31/2004....................................   2.631457     2.889479         43,420
 01/01/2005 to 12/31/2005....................................   2.889479     3.116419         44,893
 01/01/2006 to 12/31/2006....................................   3.116419     3.491473         39,846
 01/01/2007 to 12/31/2007....................................   3.491473     3.570033         29,054
 01/01/2008 to 12/31/2008....................................   3.570033     2.116274         23,945
 01/01/2009 to 12/31/2009....................................   2.116274     2.731859         23,816
 01/01/2010 to 12/31/2010....................................   2.731859     2.991235         13,506
 01/01/2011 to 12/31/2011....................................   2.991235     2.806779          1,795

                                                                2.10% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
FI Value Leaders Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004...............................   2.130451     2.391974              0
 01/01/2005 to 12/31/2005...............................   2.391974     2.586756              0
 01/01/2006 to 12/31/2006...............................   2.586756     2.828517              0
 01/01/2007 to 12/31/2007...............................   2.828517     2.878524              0
 01/01/2008 to 12/31/2008...............................   2.878524     1.716405              0
 01/01/2009 to 12/31/2009...............................   1.716405     2.041860              0
 01/01/2010 to 12/31/2010...............................   2.041860     2.284929              0
 01/01/2011 to 12/31/2011...............................   2.284929     2.094679              0
FI Value Leaders Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001...............................   2.454584     2.220678              0
 01/01/2002 to 12/31/2002...............................   2.220678     1.749104              0
 01/01/2003 to 12/31/2003...............................   1.749104     2.170804         54,340
 01/01/2004 to 12/31/2004...............................   2.170804     2.413855         46,215
 01/01/2005 to 12/31/2005...............................   2.413855     2.612699         44,175
 01/01/2006 to 12/31/2006...............................   2.612699     2.859648         40,703
 01/01/2007 to 12/31/2007...............................   2.859648     2.913065         37,570
 01/01/2008 to 12/31/2008...............................   2.913065     1.738965         16,835
 01/01/2009 to 12/31/2009...............................   1.738965     2.071632         15,526
 01/01/2010 to 12/31/2010...............................   2.071632     2.320662         15,394
 01/01/2011 to 12/31/2011...............................   2.320662     2.129410            382
Harris Oakmark International Sub-Account (Class B)/(6)/
 05/01/2003 to 12/31/2003...............................   0.865614     1.157257              0
 01/01/2004 to 12/31/2004...............................   1.157257     1.365722              0
 01/01/2005 to 12/31/2005...............................   1.365722     1.527828              0
 01/01/2006 to 12/31/2006...............................   1.527828     1.927797              0
 01/01/2007 to 12/31/2007...............................   1.927797     1.866399              0
 01/01/2008 to 12/31/2008...............................   1.866399     1.080312              0
 01/01/2009 to 12/31/2009...............................   1.080312     1.640343              0
 01/01/2010 to 12/31/2010...............................   1.640343     1.870030              0
 01/01/2011 to 12/31/2011...............................   1.870030     1.570170              0
Harris Oakmark International Sub-Account (Class E)/(7)/
 05/01/2002 to 12/31/2002...............................   1.055473     0.876220              0
 01/01/2003 to 12/31/2003...............................   0.876220     1.159618              0
 01/01/2004 to 12/31/2004...............................   1.159618     1.370373          2,433
 01/01/2005 to 12/31/2005...............................   1.370373     1.533528          2,419
 01/01/2006 to 12/31/2006...............................   1.533528     1.937038          2,407
 01/01/2007 to 12/31/2007...............................   1.937038     1.877598          7,903
 01/01/2008 to 12/31/2008...............................   1.877598     1.087864          2,379
 01/01/2009 to 12/31/2009...............................   1.087864     1.653989          9,697
 01/01/2010 to 12/31/2010...............................   1.653989     1.886977         11,997
 01/01/2011 to 12/31/2011...............................   1.886977     1.586908          2,631
Invesco Small Cap Growth Sub-account
 05/01/2002 to 12/31/2002...............................   1.117804     0.840036              0
 01/01/2003 to 12/31/2003...............................   0.840036     1.142296              0
 01/01/2004 to 12/31/2004...............................   1.142296     1.190441              0
 01/01/2005 to 12/31/2005...............................   1.190441     1.262135              0
 01/01/2006 to 12/31/2006...............................   1.262135     1.411268              0
 01/01/2007 to 12/31/2007...............................   1.411268     1.534765              0
 01/01/2008 to 12/31/2008...............................   1.534765     0.920749              0
 01/01/2009 to 12/31/2009...............................   0.920749     1.206539              0
 01/01/2010 to 12/31/2010...............................   1.206539     1.490833              0
 01/01/2011 to 12/31/2011...............................   1.490833     1.444128              0

                                                                2.10% VARIABLE ACCOUNT CHARGE
                                                         --------------------------------------------
                                                         ACCUMULATION ACCUMULATION     NUMBER OF
                                                          UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                         AT BEGINNING    AT END    OUTSTANDING AT END
                                                          OF PERIOD    OF PERIOD       OF PERIOD
                                                         ------------ ------------ ------------------
Janus Forty Sub-Account
 04/30/2007 to 12/31/2007...............................  122.314476   149.345076             0
 01/01/2008 to 12/31/2008...............................  149.345076    84.817440            54
 01/01/2009 to 12/31/2009...............................   84.817440   118.648010           195
 01/01/2010 to 12/31/2010...............................  118.648010   127.101648            73
 01/01/2011 to 12/31/2011...............................  127.101648   115.074290            24
Jennison Growth Sub-Account (Class B)
 05/01/2005 to 12/31/2005...............................    0.392886     0.469754             0
 01/01/2006 to 12/31/2006...............................    0.469754     0.471627             0
 01/01/2007 to 12/31/2007...............................    0.471627     0.514365             0
 01/01/2008 to 12/31/2008...............................    0.514365     0.319572             0
 01/01/2009 to 12/31/2009...............................    0.319572     0.436738             0
 01/01/2010 to 12/31/2010...............................    0.436738     0.476052             0
 01/01/2011 to 12/31/2011...............................    0.476052     0.467213             0
Jennison Growth Subaccount (Class B)/(8)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class B))
 05/01/2004 to 12/31/2004...............................    0.410863     0.426937             0
 01/01/2005 to 04/30/2005...............................    0.426937     0.388206             0
Jennison Growth Sub-Account (Class E)
 05/01/2005 to 12/31/2005...............................    0.393155     0.470755       158,384
 01/01/2006 to 12/31/2006...............................    0.470755     0.472977       159,328
 01/01/2007 to 12/31/2007...............................    0.472977     0.516556       149,434
 01/01/2008 to 12/31/2008...............................    0.516556     0.320797       150,213
 01/01/2009 to 12/31/2009...............................    0.320797     0.439413       140,837
 01/01/2010 to 12/31/2010...............................    0.439413     0.479518       120,095
 01/01/2011 to 12/31/2011...............................    0.479518     0.471015       112,134
Jennison Growth Subaccount (Class E)/(9)(10)/
  (previously Met/Putnam Voyager Sub-Account (Class E))
 07/02/2001 to 12/31/2001...............................    0.569784     0.486602             0
 01/01/2002 to 12/31/2002...............................    0.486602     0.338436             0
 01/01/2003 to 12/31/2003...............................    0.338436     0.416582       179,954
 01/01/2004 to 12/31/2004...............................    0.416582     0.426938       155,441
 01/01/2005 to 04/30/2005...............................    0.426938     0.392064             0
Lazard Mid Cap Sub-Account
 05/01/2002 to 12/31/2002...............................    1.135249     0.958320             0
 01/01/2003 to 12/31/2003...............................    0.958320     1.184042         5,461
 01/01/2004 to 12/31/2004...............................    1.184042     1.326349        32,192
 01/01/2005 to 12/31/2005...............................    1.326349     1.403538        29,208
 01/01/2006 to 12/31/2006...............................    1.403538     1.576153        27,340
 01/01/2007 to 12/31/2007...............................    1.576153     1.501393        26,162
 01/01/2008 to 12/31/2008...............................    1.501393     0.907023        24,463
 01/01/2009 to 12/31/2009...............................    0.907023     1.214682        21,968
 01/01/2010 to 12/31/2010...............................    1.214682     1.461358        19,855
 01/01/2011 to 12/31/2011...............................    1.461358     1.355542             0

                                                                           2.10% VARIABLE ACCOUNT CHARGE
                                                                    --------------------------------------------
                                                                    ACCUMULATION ACCUMULATION     NUMBER OF
                                                                     UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                    AT BEGINNING    AT END    OUTSTANDING AT END
                                                                     OF PERIOD    OF PERIOD       OF PERIOD
                                                                    ------------ ------------ ------------------
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Partners Aggressive Growth
  Sub-Account/(5)(13)/)
 07/02/2001 to 12/31/2001..........................................   0.950596     0.771061              0
 01/01/2002 to 12/31/2002..........................................   0.771061     0.522320              0
 01/01/2003 to 12/31/2003..........................................   0.522320     0.664420        165,274
 01/01/2004 to 12/31/2004..........................................   0.664420     0.705489        142,343
 01/01/2005 to 12/31/2005..........................................   0.705489     0.784665         94,995
 01/01/2006 to 12/31/2006..........................................   0.784665     0.755042         96,001
 01/01/2007 to 12/31/2007..........................................   0.755042     0.756024         97,002
 01/01/2008 to 12/31/2008..........................................   0.756024     0.451168         65,455
 01/01/2009 to 12/31/2009..........................................   0.451168     0.587413         66,954
 01/01/2010 to 12/31/2010..........................................   0.587413     0.712041         43,798
 01/01/2011 to 12/31/2011..........................................   0.712041     0.719917              0
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class B)
  (previously Legg Mason Value Equity Sub-Account (Class B)/(16)/)
 05/01/2006 to 12/31/2006..........................................   8.906533     9.504326              0
 01/01/2007 to 12/31/2007..........................................   9.504326     8.756047              0
 01/01/2008 to 12/31/2008..........................................   8.756047     3.890856              0
 01/01/2009 to 12/31/2009..........................................   3.890856     5.256643              0
 01/01/2010 to 12/31/2010..........................................   5.256643     5.525020              0
 01/01/2011 to 04/29/2011..........................................   5.525020     5.861417              0
Legg Mason ClearBridge Aggressive Growth Sub-Account
  (Class E)
 05/02/2011 to 12/31/2011..........................................   0.592444     0.534916         28,731
Legg Mason ClearBridge Aggressive Growth Sub-Account (Class E)
  (previously Legg Mason Value Equity Sub-Account (Class E)/(17)/)
 05/01/2006 to 12/31/2006..........................................   0.898013     0.958652         63,930
 01/01/2007 to 12/31/2007..........................................   0.958652     0.884069         61,634
 01/01/2008 to 12/31/2008..........................................   0.884069     0.393183         57,755
 01/01/2009 to 12/31/2009..........................................   0.393183     0.531169         49,376
 01/01/2010 to 12/31/2010..........................................   0.531169     0.558494         44,733
 01/01/2011 to 04/29/2011..........................................   0.558494     0.592546              0
Loomis Sayles Small Cap Core Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004..........................................   2.183350     2.462539              0
 01/01/2005 to 12/31/2005..........................................   2.462539     2.572518              0
 01/01/2006 to 12/31/2006..........................................   2.572518     2.932214          1,147
 01/01/2007 to 12/31/2007..........................................   2.932214     3.204704          6,687
 01/01/2008 to 12/31/2008..........................................   3.204704     2.006434          6,687
 01/01/2009 to 12/31/2009..........................................   2.006434     2.552729          6,687
 01/01/2010 to 12/31/2010..........................................   2.552729     3.179884          6,687
 01/01/2011 to 12/31/2011..........................................   3.179884     3.124478          6,687
Loomis Sayles Small Cap Core Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001..........................................   2.258249     2.129465              0
 01/01/2002 to 12/31/2002..........................................   2.129465     1.633882              0
 01/01/2003 to 12/31/2003..........................................   1.633882     2.180439          9,254
 01/01/2004 to 12/31/2004..........................................   2.180439     2.481010         10,636
 01/01/2005 to 12/31/2005..........................................   2.481010     2.594118         14,023
 01/01/2006 to 12/31/2006..........................................   2.594118     2.959672         15,582
 01/01/2007 to 12/31/2007..........................................   2.959672     3.237783         12,280
 01/01/2008 to 12/31/2008..........................................   3.237783     2.029184         11,066
 01/01/2009 to 12/31/2009..........................................   2.029184     2.584134          9,610
 01/01/2010 to 12/31/2010..........................................   2.584134     3.222305          2,381
 01/01/2011 to 12/31/2011..........................................   3.222305     3.169372          1,359

                                                             2.10% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Loomis Sayles Small Cap Growth Sub-Account
 07/02/2001 to 12/31/2001............................   0.952586     0.875604              0
 01/01/2002 to 12/31/2002............................   0.875604     0.616957              0
 01/01/2003 to 12/31/2003............................   0.616957     0.873623        131,922
 01/01/2004 to 12/31/2004............................   0.873623     0.950778        122,067
 01/01/2005 to 12/31/2005............................   0.950778     0.971961        127,405
 01/01/2006 to 12/31/2006............................   0.971961     1.044329        177,704
 01/01/2007 to 12/31/2007............................   1.044329     1.066628        170,207
 01/01/2008 to 12/31/2008............................   1.066628     0.612947        134,426
 01/01/2009 to 12/31/2009............................   0.612947     0.778326        110,605
 01/01/2010 to 12/31/2010............................   0.778326     1.001085        102,088
 01/01/2011 to 12/31/2011............................   1.001085     1.007233          2,817
Lord Abbett Bond Debenture Sub-Account
 07/02/2001 to 12/31/2001............................   1.314712     1.317493              0
 01/01/2002 to 12/31/2002............................   1.317493     1.282711              0
 01/01/2003 to 12/31/2003............................   1.282711     1.496717        121,607
 01/01/2004 to 12/31/2004............................   1.496717     1.585220         84,226
 01/01/2005 to 12/31/2005............................   1.585220     1.575549         86,649
 01/01/2006 to 12/31/2006............................   1.575549     1.684038         72,645
 01/01/2007 to 12/31/2007............................   1.684038     1.756858         64,499
 01/01/2008 to 12/31/2008............................   1.756858     1.400219         36,130
 01/01/2009 to 12/31/2009............................   1.400219     1.875340         29,501
 01/01/2010 to 12/31/2010............................   1.875340     2.074483         26,921
 01/01/2011 to 12/31/2011............................   2.074483     2.122058            230
Met/Artisan Mid Cap Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   2.788722     3.012140              0
 01/01/2005 to 12/31/2005............................   3.012140     3.236073              0
 01/01/2006 to 12/31/2006............................   3.236073     3.554782              0
 01/01/2007 to 12/31/2007............................   3.554782     3.234249              0
 01/01/2008 to 12/31/2008............................   3.234249     1.705824              0
 01/01/2009 to 12/31/2009............................   1.705824     2.358533              0
 01/01/2010 to 12/31/2010............................   2.358533     2.650440              0
 01/01/2011 to 12/31/2011............................   2.650440     2.763931              0
Met/Artisan Mid Cap Value Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   2.368786     2.473154              0
 01/01/2002 to 12/31/2002............................   2.473154     2.204122              0
 01/01/2003 to 12/31/2003............................   2.204122     2.858745        326,912
 01/01/2004 to 12/31/2004............................   2.858745     3.072708        160,110
 01/01/2005 to 12/31/2005............................   3.072708     3.304321        148,358
 01/01/2006 to 12/31/2006............................   3.304321     3.633395        110,326
 01/01/2007 to 12/31/2007............................   3.633395     3.309073         89,479
 01/01/2008 to 12/31/2008............................   3.309073     1.747020         62,588
 01/01/2009 to 12/31/2009............................   1.747020     2.417851         48,113
 01/01/2010 to 12/31/2010............................   2.417851     2.719765         35,412
 01/01/2011 to 12/31/2011............................   2.719765     2.839088          8,535
Met/Franklin Income Sub-Account
 04/28/2008 to 12/31/2008............................   9.997699     7.947978              0
 01/01/2009 to 12/31/2009............................   7.947978     9.948691              0
 01/01/2010 to 12/31/2010............................   9.948691    10.893585              0
 01/01/2011 to 12/31/2011............................  10.893585    10.895358          1,491
Met/Franklin Low Duration Total Return Sub-Account
 05/02/2011 to 12/31/2011............................   9.987125     9.720837              0

                                                                       2.10% VARIABLE ACCOUNT CHARGE
                                                                --------------------------------------------
                                                                ACCUMULATION ACCUMULATION     NUMBER OF
                                                                 UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                                AT BEGINNING    AT END    OUTSTANDING AT END
                                                                 OF PERIOD    OF PERIOD       OF PERIOD
                                                                ------------ ------------ ------------------
Met/Franklin Mutual Shares Sub-Account
 04/28/2008 to 12/31/2008......................................   9.997699     6.568341             0
 01/01/2009 to 12/31/2009......................................   6.568341     8.032366             0
 01/01/2010 to 12/31/2010......................................   8.032366     8.732570             0
 01/01/2011 to 12/31/2011......................................   8.732570     8.504691             0
Met/Franklin Templeton Founding Strategy Sub-Account
 04/28/2008 to 12/31/2008......................................   9.997699     6.999777             0
 01/01/2009 to 12/31/2009......................................   6.999777     8.811340             0
 01/01/2010 to 12/31/2010......................................   8.811340     9.495102             0
 01/01/2011 to 12/31/2011......................................   9.495102     9.134478             0
Met/Templeton Growth Sub-Account
 04/28/2008 to 12/31/2008......................................   9.997699     6.537640             0
 01/01/2009 to 12/31/2009......................................   6.537640     8.490101             0
 01/01/2010 to 12/31/2010......................................   8.490101     8.950489             0
 01/01/2011 to 12/31/2011......................................   8.950489     8.160302             0
MetLife Aggressive Strategy Sub-Account
 05/02/2011 to 12/31/2011......................................  11.659560     9.939170             0
MetLife Aggressive Strategy Sub-Account
  (previously MetLife Aggressive Allocation Sub-Account/(18)/)
 05/01/2005 to 12/31/2005......................................   9.998274    11.098348             0
 01/01/2006 to 12/31/2006......................................  11.098348    12.570205         1,474
 01/01/2007 to 12/31/2007......................................  12.570205    12.709892         1,467
 01/01/2008 to 12/31/2008......................................  12.709892     7.410944         1,458
 01/01/2009 to 12/31/2009......................................   7.410944     9.542101         1,448
 01/01/2010 to 12/31/2010......................................   9.542101    10.810063         1,438
 01/01/2011 to 04/29/2011......................................  10.810063    11.695218             0
MetLife Conservative Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998274    10.251465             0
 01/01/2006 to 12/31/2006......................................  10.251465    10.730794         6,876
 01/01/2007 to 12/31/2007......................................  10.730794    11.091960             0
 01/01/2008 to 12/31/2008......................................  11.091960     9.298175             0
 01/01/2009 to 12/31/2009......................................   9.298175    10.973829             0
 01/01/2010 to 12/31/2010......................................  10.973829    11.826016             0
 01/01/2011 to 12/31/2011......................................  11.826016    11.957477             0
MetLife Conservative to Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005......................................   9.998274    10.468378             0
 01/01/2006 to 12/31/2006......................................  10.468378    11.217344             0
 01/01/2007 to 12/31/2007......................................  11.217344    11.511411             0
 01/01/2008 to 12/31/2008......................................  11.511411     8.837256             0
 01/01/2009 to 12/31/2009......................................   8.837256    10.702564             0
 01/01/2010 to 12/31/2010......................................  10.702564    11.688245             0
 01/01/2011 to 12/31/2011......................................  11.688245    11.565942             0

                                                              2.10% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
MetLife Mid Cap Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   1.043692     1.019135              0
 01/01/2002 to 12/31/2002.............................   1.019135     0.847159              0
 01/01/2003 to 12/31/2003.............................   0.847159     1.116184         18,449
 01/01/2004 to 12/31/2004.............................   1.116184     1.264741         25,434
 01/01/2005 to 12/31/2005.............................   1.264741     1.387420         23,972
 01/01/2006 to 12/31/2006.............................   1.387420     1.492163         22,933
 01/01/2007 to 12/31/2007.............................   1.492163     1.570807         18,961
 01/01/2008 to 12/31/2008.............................   1.570807     0.978519          3,692
 01/01/2009 to 12/31/2009.............................   0.978519     1.310564          3,411
 01/01/2010 to 12/31/2010.............................   1.310564     1.616959          1,524
 01/01/2011 to 12/31/2011.............................   1.616959     1.548785              0
MetLife Moderate Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998274    10.698104              0
 01/01/2006 to 12/31/2006.............................  10.698104    11.716711          2,622
 01/01/2007 to 12/31/2007.............................  11.716711    11.970520          2,610
 01/01/2008 to 12/31/2008.............................  11.970520     8.364832          2,592
 01/01/2009 to 12/31/2009.............................   8.364832    10.364131          2,575
 01/01/2010 to 12/31/2010.............................  10.364131    11.485589          2,781
 01/01/2011 to 12/31/2011.............................  11.485589    11.093440              0
MetLife Moderate to Aggressive Allocation Sub-Account
 05/01/2005 to 12/31/2005.............................   9.998274    10.922910              0
 01/01/2006 to 12/31/2006.............................  10.922910    12.217175              0
 01/01/2007 to 12/31/2007.............................  12.217175    12.422451              0
 01/01/2008 to 12/31/2008.............................  12.422451     7.892032              0
 01/01/2009 to 12/31/2009.............................   7.892032     9.976417              0
 01/01/2010 to 12/31/2010.............................   9.976417    11.205219              0
 01/01/2011 to 12/31/2011.............................  11.205219    10.558920              0
MetLife Stock Index Sub-Account
 07/02/2001 to 12/31/2001.............................   3.501337     3.232350              0
 01/01/2002 to 12/31/2002.............................   3.232350     2.452424              0
 01/01/2003 to 12/31/2003.............................   2.452424     3.070848         67,819
 01/01/2004 to 12/31/2004.............................   3.070848     3.315948         82,985
 01/01/2005 to 12/31/2005.............................   3.315948     3.389326         69,599
 01/01/2006 to 12/31/2006.............................   3.389326     3.823126         40,406
 01/01/2007 to 12/31/2007.............................   3.823126     3.929468         43,591
 01/01/2008 to 12/31/2008.............................   3.929468     2.413922         43,338
 01/01/2009 to 12/31/2009.............................   2.413922     2.976458         39,073
 01/01/2010 to 12/31/2010.............................   2.976458     3.336986         33,723
 01/01/2011 to 12/31/2011.............................   3.336986     3.321218              0
MFS(R) Investors Trust Sub-Account (Class B)/(11)/
 05/01/2004 to 12/31/2004.............................   7.425083     8.192870              0
 01/01/2005 to 12/31/2005.............................   8.192870     8.576834              0
 01/01/2006 to 04/30/2006.............................   8.576834     8.943733              0
MFS(R) Investors Trust Sub-Account (Class E)/(11)/
 07/02/2001 to 12/31/2001.............................   0.881272     0.814136              0
 01/01/2002 to 12/31/2002.............................   0.814136     0.635844              0
 01/01/2003 to 12/31/2003.............................   0.635844     0.756501          8,367
 01/01/2004 to 12/31/2004.............................   0.756501     0.824281         73,457
 01/01/2005 to 12/31/2005.............................   0.824281     0.864622         67,297
 01/01/2006 to 04/30/2006.............................   0.864622     0.901903              0

                                                             2.10% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
MFS(R) Investors Trust Sub-Account/(2)(11)
  /(previously MFS(R) Research Managers Sub-Account)
 07/02/2001 to 12/31/2001............................   0.961428     0.859797              0
 01/01/2002 to 12/31/2002............................   0.859797     0.638121              0
 01/01/2003 to 12/31/2003............................   0.638121     0.774313         15,774
 01/01/2004 to 04/30/2004............................   0.774313     0.786519         40,202
MFS(R) Research International Sub-Account
 07/02/2001 to 12/31/2001............................   0.924114     0.842612              0
 01/01/2002 to 12/31/2002............................   0.842612     0.727727              0
 01/01/2003 to 12/31/2003............................   0.727727     0.940955         69,878
 01/01/2004 to 12/31/2004............................   0.940955     1.101570        106,599
 01/01/2005 to 12/31/2005............................   1.101570     1.255900         71,296
 01/01/2006 to 12/31/2006............................   1.255900     1.556576         66,103
 01/01/2007 to 12/31/2007............................   1.556576     1.726620         73,181
 01/01/2008 to 12/31/2008............................   1.726620     0.974372         67,621
 01/01/2009 to 12/31/2009............................   0.974372     1.255301         64,862
 01/01/2010 to 12/31/2010............................   1.255301     1.369425         63,403
 01/01/2011 to 12/31/2011............................   1.369425     1.197332              0
MFS(R) Total Return Sub-Account
 05/01/2004 to 12/31/2004............................   3.263651     3.532289        153,103
 01/01/2005 to 12/31/2005............................   3.532289     3.557702         82,737
 01/01/2006 to 12/31/2006............................   3.557702     3.899728         46,059
 01/01/2007 to 12/31/2007............................   3.899728     3.975475         37,805
 01/01/2008 to 12/31/2008............................   3.975475     3.022671         40,497
 01/01/2009 to 12/31/2009............................   3.022671     3.501626         37,238
 01/01/2010 to 12/31/2010............................   3.501626     3.764852         27,251
 01/01/2011 to 12/31/2011............................   3.764852     3.766379         21,579
MFS(R) Value Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.167739     1.254315         25,991
 01/01/2005 to 12/31/2005............................   1.254315     1.208050         26,926
 01/01/2006 to 12/31/2006............................   1.208050     1.394043         27,611
 01/01/2007 to 12/31/2007............................   1.394043     1.309961         25,913
 01/01/2008 to 12/31/2008............................   1.309961     0.850348              0
 01/01/2009 to 12/31/2009............................   0.850348     1.004080              0
 01/01/2010 to 12/31/2010............................   1.004080     1.093143              0
 01/01/2011 to 12/31/2011............................   1.093143     1.077312              0
MFS(R) Value Sub-Account (Class E)/(9)/
 05/01/2002 to 12/31/2002............................   1.155572     0.943374              0
 01/01/2003 to 12/31/2003............................   0.943374     1.157868        150,496
 01/01/2004 to 12/31/2004............................   1.157868     1.261753         78,785
 01/01/2005 to 12/31/2005............................   1.261753     1.216546         81,053
 01/01/2006 to 12/31/2006............................   1.216546     1.404977         77,920
 01/01/2007 to 12/31/2007............................   1.404977     1.321576         74,895
 01/01/2008 to 12/31/2008............................   1.321576     0.859080         71,239
 01/01/2009 to 12/31/2009............................   0.859080     1.015113         82,941
 01/01/2010 to 12/31/2010............................   1.015113     1.105892         61,398
 01/01/2011 to 12/31/2011............................   1.105892     1.091684         22,702
MFS(R) Total Return Sub-Account/(1)/
  (previously Balanced Sub-Account)
 07/02/2001 to 12/31/2001............................   1.430755     1.400087              0
 01/01/2002 to 12/31/2002............................   1.400087     1.182818              0
 01/01/2003 to 12/31/2003............................   1.182818     1.385633        144,621
 01/01/2004 to 04/30/2004............................   1.385633     1.370377        163,470

                                                                      2.10% VARIABLE ACCOUNT CHARGE
                                                               --------------------------------------------
                                                               ACCUMULATION ACCUMULATION     NUMBER OF
                                                                UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                               AT BEGINNING    AT END    OUTSTANDING AT END
                                                                OF PERIOD    OF PERIOD       OF PERIOD
                                                               ------------ ------------ ------------------
Morgan Stanley EAFE(R) Index Sub-Account
 07/02/2001 to 12/31/2001.....................................   0.927270     0.832956              0
 01/01/2002 to 12/31/2002.....................................   0.832956     0.678923              0
 01/01/2003 to 12/31/2003.....................................   0.678923     0.912150         23,321
 01/01/2004 to 12/31/2004.....................................   0.912150     1.065277         18,368
 01/01/2005 to 12/31/2005.....................................   1.065277     1.178111         17,480
 01/01/2006 to 12/31/2006.....................................   1.178111     1.447271         15,390
 01/01/2007 to 12/31/2007.....................................   1.447271     1.566112          2,363
 01/01/2008 to 12/31/2008.....................................   1.566112     0.886334          2,707
 01/01/2009 to 12/31/2009.....................................   0.886334     1.113429          1,773
 01/01/2010 to 12/31/2010.....................................   1.113429     1.176583            688
 01/01/2011 to 12/31/2011.....................................   1.176583     1.006429            754
Morgan Stanley Mid Cap Growth Sub-Account
 05/03/2010 to 12/31/2010.....................................   1.173954     1.357137         32,382
 01/01/2011 to 12/31/2011.....................................   1.357137     1.236994              0
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account/(4)/)
 05/01/2002 to 12/31/2002.....................................   1.000000     0.806570              0
 01/01/2003 to 12/31/2003.....................................   0.806570     1.122254         57,299
 01/01/2004 to 04/30/2004.....................................   1.122254     1.109539         57,555
Morgan Stanley Mid Cap Growth Sub-Account
  (previously FI Mid Cap Opportunities Sub-Account and before that Janus Mid Cap Sub-Account/(3)/))
 07/02/2001 to 12/31/2001.....................................   1.822773     1.497105              0
 01/01/2002 to 12/31/2002.....................................   1.497105     1.038279              0
 01/01/2003 to 12/31/2003.....................................   1.038279     1.365218          5,488
 01/01/2004 to 12/31/2004.....................................   1.365218     1.561714         50,552
 01/01/2005 to 12/31/2005.....................................   1.561714     1.631257         51,651
 01/01/2006 to 12/31/2006.....................................   1.631257     1.782084         52,420
 01/01/2007 to 12/31/2007.....................................   1.782084     1.886370         46,006
 01/01/2008 to 12/31/2008.....................................   1.886370     0.823161         51,562
 01/01/2009 to 12/31/2009.....................................   0.823161     1.076342         44,199
 01/01/2010 to 04/30/2010.....................................   1.076342     1.162258              0
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class B)/(8)(15)/)
 05/01/2004 to 12/31/2004.....................................   1.568512     1.756456              0
 01/01/2005 to 12/31/2005.....................................   1.756456     1.787312              0
 01/01/2006 to 12/31/2006.....................................   1.787312     2.038059              0
 01/01/2007 to 12/31/2007.....................................   2.038059     1.921805              0
 01/01/2008 to 12/31/2008.....................................   1.921805     1.156208              0
 01/01/2009 to 12/31/2009.....................................   1.156208     1.277480              0
 01/01/2010 to 12/31/2010.....................................   1.277480     1.517925              0
 01/01/2011 to 12/31/2011.....................................   1.517925     1.568300              0

                                                            2.10% VARIABLE ACCOUNT CHARGE
                                                     --------------------------------------------
                                                     ACCUMULATION ACCUMULATION     NUMBER OF
                                                      UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                     AT BEGINNING    AT END    OUTSTANDING AT END
                                                      OF PERIOD    OF PERIOD       OF PERIOD
                                                     ------------ ------------ ------------------
Neuberger Berman Genesis Sub-account
  (previously BlackRock Strategic Value Sub-Account
  (Class E)/(9)(15)/)
 07/02/2001 to 12/31/2001...........................   1.418872     1.383506              0
 01/01/2002 to 12/31/2002...........................   1.383506     1.063646              0
 01/01/2003 to 12/31/2003...........................   1.063646     1.561443        444,414
 01/01/2004 to 12/31/2004...........................   1.561443     1.760800        221,962
 01/01/2005 to 12/31/2005...........................   1.760800     1.792534        207,707
 01/01/2006 to 12/31/2006...........................   1.792534     2.047510        199,393
 01/01/2007 to 12/31/2007...........................   2.047510     1.933010        168,103
 01/01/2008 to 12/31/2008...........................   1.933010     1.163980        146,711
 01/01/2009 to 12/31/2009...........................   1.163980     1.287058        111,238
 01/01/2010 to 12/31/2010...........................   1.287058     1.530699        108,449
 01/01/2011 to 12/31/2011...........................   1.530699     1.582274         19,561
Neuberger Berman Mid Cap Value Sub-Account
 07/02/2001 to 12/31/2001...........................   1.522434     1.468104              0
 01/01/2002 to 12/31/2002...........................   1.468104     1.295068              0
 01/01/2003 to 12/31/2003...........................   1.295068     1.726786         32,400
 01/01/2004 to 12/31/2004...........................   1.726786     2.073973         30,959
 01/01/2005 to 12/31/2005...........................   2.073973     2.273256         33,881
 01/01/2006 to 12/31/2006...........................   2.273256     2.475412         36,770
 01/01/2007 to 12/31/2007...........................   2.475412     2.501020         41,249
 01/01/2008 to 12/31/2008...........................   2.501020     1.286189         40,793
 01/01/2009 to 12/31/2009...........................   1.286189     1.860747         37,732
 01/01/2010 to 12/31/2010...........................   1.860747     2.296763         37,023
 01/01/2011 to 12/31/2011...........................   2.296763     2.099012         23,355
Oppenheimer Capital Appreciation Sub-Account
 05/01/2005 to 12/31/2005...........................   7.716360     8.339765              0
 01/01/2006 to 12/31/2006...........................   8.339765     8.788896              0
 01/01/2007 to 12/31/2007...........................   8.788896     9.834904              0
 01/01/2008 to 12/31/2008...........................   9.834904     5.205787              0
 01/01/2009 to 12/31/2009...........................   5.205787     7.325408              0
 01/01/2010 to 12/31/2010...........................   7.325408     7.847306              0
 01/01/2011 to 12/31/2011...........................   7.847306     7.578468              0
Oppenheimer Global Equity Sub-Account
 05/01/2004 to 12/31/2004...........................  12.128359    13.925649              0
 01/01/2005 to 12/31/2005...........................  13.925649    15.816231            483
 01/01/2006 to 12/31/2006...........................  15.816231    18.021021            459
 01/01/2007 to 12/31/2007...........................  18.021021    18.749381            458
 01/01/2008 to 12/31/2008...........................  18.749381    10.912478            326
 01/01/2009 to 12/31/2009...........................  10.912478    14.938759            192
 01/01/2010 to 12/31/2010...........................  14.938759    16.958421            190
 01/01/2011 to 12/31/2011...........................  16.958421    15.210751              0
PIMCO Inflation Protected Bond Sub-Account
 05/01/2006 to 12/31/2006...........................  10.766751    10.821637            153
 01/01/2007 to 12/31/2007...........................  10.821637    11.739693            936
 01/01/2008 to 12/31/2008...........................  11.739693    10.703125          2,255
 01/01/2009 to 12/31/2009...........................  10.703125    12.372425            936
 01/01/2010 to 12/31/2010...........................  12.372425    13.055645            936
 01/01/2011 to 12/31/2011...........................  13.055645    14.209474            936

                                               2.10% VARIABLE ACCOUNT CHARGE
                                        --------------------------------------------
                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                         OF PERIOD    OF PERIOD       OF PERIOD
                                        ------------ ------------ ------------------
PIMCO Total Return Sub-Account
 07/02/2001 to 12/31/2001..............   1.004874     1.047245              0
 01/01/2002 to 12/31/2002..............   1.047245     1.120792              0
 01/01/2003 to 12/31/2003..............   1.120792     1.144757        334,878
 01/01/2004 to 12/31/2004..............   1.144757     1.176735        306,649
 01/01/2005 to 12/31/2005..............   1.176735     1.178247        277,240
 01/01/2006 to 12/31/2006..............   1.178247     1.205954        263,155
 01/01/2007 to 12/31/2007..............   1.205954     1.270082        225,060
 01/01/2008 to 12/31/2008..............   1.270082     1.248717        133,568
 01/01/2009 to 12/31/2009..............   1.248717     1.443227        124,556
 01/01/2010 to 12/31/2010..............   1.443227     1.528711        106,647
 01/01/2011 to 12/31/2011..............   1.528711     1.544478         32,175
RCM Technology Sub-Account
 07/02/2001 to 12/31/2001..............   0.755846     0.605628              0
 01/01/2002 to 12/31/2002..............   0.605628     0.292175              0
 01/01/2003 to 12/31/2003..............   0.292175     0.450826        188,346
 01/01/2004 to 12/31/2004..............   0.450826     0.422395        185,160
 01/01/2005 to 12/31/2005..............   0.422395     0.459209        155,235
 01/01/2006 to 12/31/2006..............   0.459209     0.473732        150,427
 01/01/2007 to 12/31/2007..............   0.473732     0.610061         87,536
 01/01/2008 to 12/31/2008..............   0.610061     0.331805         88,391
 01/01/2009 to 12/31/2009..............   0.331805     0.516529         97,042
 01/01/2010 to 12/31/2010..............   0.516529     0.645863         85,117
 01/01/2011 to 12/31/2011..............   0.645863     0.569883         51,013
Russell 2000(R) Index Sub-Account
 07/02/2001 to 12/31/2001..............   1.195845     1.158706              0
 01/01/2002 to 12/31/2002..............   1.158706     0.900677              0
 01/01/2003 to 12/31/2003..............   0.900677     1.285156         53,539
 01/01/2004 to 12/31/2004..............   1.285156     1.477374         75,252
 01/01/2005 to 12/31/2005..............   1.477374     1.508979         59,786
 01/01/2006 to 12/31/2006..............   1.508979     1.737491         57,428
 01/01/2007 to 12/31/2007..............   1.737491     1.672185         27,875
 01/01/2008 to 12/31/2008..............   1.672185     1.085996         24,937
 01/01/2009 to 12/31/2009..............   1.085996     1.336307         22,968
 01/01/2010 to 12/31/2010..............   1.336307     1.656353         20,000
 01/01/2011 to 12/31/2011..............   1.656353     1.552459              0
SSgA Growth and Income ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.470621    11.064010              0
 01/01/2007 to 12/31/2007..............  11.064010    11.417720              0
 01/01/2008 to 12/31/2008..............  11.417720     8.378044              0
 01/01/2009 to 12/31/2009..............   8.378044    10.245674              0
 01/01/2010 to 12/31/2010..............  10.245674    11.260787              0
 01/01/2011 to 12/31/2011..............  11.260787    11.144271              0
SSgA Growth ETF Sub-Account
 05/01/2006 to 12/31/2006..............  10.660721    11.316605              0
 01/01/2007 to 12/31/2007..............  11.316605    11.702758              0
 01/01/2008 to 12/31/2008..............  11.702758     7.680966              0
 01/01/2009 to 12/31/2009..............   7.680966     9.709994              0
 01/01/2010 to 12/31/2010..............   9.709994    10.854137              0
 01/01/2011 to 12/31/2011..............  10.854137    10.402723              0

                                                              2.10% VARIABLE ACCOUNT CHARGE
                                                       --------------------------------------------
                                                       ACCUMULATION ACCUMULATION     NUMBER OF
                                                        UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                       AT BEGINNING    AT END    OUTSTANDING AT END
                                                        OF PERIOD    OF PERIOD       OF PERIOD
                                                       ------------ ------------ ------------------
T. Rowe Price Large Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.074621     1.159087              0
 01/01/2005 to 12/31/2005.............................   1.159087     1.206890          6,173
 01/01/2006 to 12/31/2006.............................   1.206890     1.334129         14,786
 01/01/2007 to 12/31/2007.............................   1.334129     1.425799         36,538
 01/01/2008 to 12/31/2008.............................   1.425799     0.809677         34,205
 01/01/2009 to 12/31/2009.............................   0.809677     1.134074         46,596
 01/01/2010 to 12/31/2010.............................   1.134074     1.296464         44,931
 01/01/2011 to 12/31/2011.............................   1.296464     1.252625         32,451
T. Rowe Price Mid Cap Growth Sub-Account
 07/02/2001 to 12/31/2001.............................   0.928441     0.818628              0
 01/01/2002 to 12/31/2002.............................   0.818628     0.448587              0
 01/01/2003 to 12/31/2003.............................   0.448587     0.600223         25,529
 01/01/2004 to 12/31/2004.............................   0.600223     0.692472         61,254
 01/01/2005 to 12/31/2005.............................   0.692472     0.777312         56,838
 01/01/2006 to 12/31/2006.............................   0.777312     0.808121         82,933
 01/01/2007 to 12/31/2007.............................   0.808121     0.930798         75,438
 01/01/2008 to 12/31/2008.............................   0.930798     0.549112         76,879
 01/01/2009 to 12/31/2009.............................   0.549112     0.782207         65,809
 01/01/2010 to 12/31/2010.............................   0.782207     0.978008         63,697
 01/01/2011 to 12/31/2011.............................   0.978008     0.941943              0
T. Rowe Price Small Cap Growth Sub-Account
 05/01/2004 to 12/31/2004.............................   1.177492     1.249527              0
 01/01/2005 to 12/31/2005.............................   1.249527     1.354754              0
 01/01/2006 to 12/31/2006.............................   1.354754     1.374807              0
 01/01/2007 to 12/31/2007.............................   1.374807     1.474404            683
 01/01/2008 to 12/31/2008.............................   1.474404     0.919343            994
 01/01/2009 to 12/31/2009.............................   0.919343     1.248045              0
 01/01/2010 to 12/31/2010.............................   1.248045     1.645757              0
 01/01/2011 to 12/31/2011.............................   1.645757     1.634946              0
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)/(8)/
 05/01/2004 to 12/31/2004.............................   1.745590     1.841991              0
 01/01/2005 to 12/31/2005.............................   1.841991     1.850026              0
 01/01/2006 to 12/31/2006.............................   1.850026     1.899102          1,751
 01/01/2007 to 12/31/2007.............................   1.899102     1.928299         10,697
 01/01/2008 to 12/31/2008.............................   1.928299     1.600684         10,697
 01/01/2009 to 12/31/2009.............................   1.600684     2.067340         10,697
 01/01/2010 to 12/31/2010.............................   2.067340     2.276536         10,697
 01/01/2011 to 12/31/2011.............................   2.276536     2.359437         10,697
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)/(9)/
 07/02/2001 to 12/31/2001.............................   1.481967     1.510969              0
 01/01/2002 to 12/31/2002.............................   1.510969     1.618106              0
 01/01/2003 to 12/31/2003.............................   1.618106     1.782478        143,825
 01/01/2004 to 12/31/2004.............................   1.782478     1.858384        128,005
 01/01/2005 to 12/31/2005.............................   1.858384     1.868499        116,075
 01/01/2006 to 12/31/2006.............................   1.868499     1.918608        117,192
 01/01/2007 to 12/31/2007.............................   1.918608     1.951573         93,802
 01/01/2008 to 12/31/2008.............................   1.951573     1.622088         51,189
 01/01/2009 to 12/31/2009.............................   1.622088     2.096308         48,127
 01/01/2010 to 12/31/2010.............................   2.096308     2.311888         36,460
 01/01/2011 to 12/31/2011.............................   2.311888     2.398123         13,484

                                                             2.10% VARIABLE ACCOUNT CHARGE
                                                      --------------------------------------------
                                                      ACCUMULATION ACCUMULATION     NUMBER OF
                                                       UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                      AT BEGINNING    AT END    OUTSTANDING AT END
                                                       OF PERIOD    OF PERIOD       OF PERIOD
                                                      ------------ ------------ ------------------
Western Asset Management U.S. Government Sub-Account
  (Class B)/(8)/
 05/01/2004 to 12/31/2004............................   1.442808     1.470367              0
 01/01/2005 to 12/31/2005............................   1.470367     1.459921              0
 01/01/2006 to 12/31/2006............................   1.459921     1.485632              0
 01/01/2007 to 12/31/2007............................   1.485632     1.513266              0
 01/01/2008 to 12/31/2008............................   1.513266     1.473849              0
 01/01/2009 to 12/31/2009............................   1.473849     1.502111              0
 01/01/2010 to 12/31/2010............................   1.502111     1.551688              0
 01/01/2011 to 12/31/2011............................   1.551688     1.599542              0
Western Asset Management U.S. Government Sub-Account
  (Class E)/(9)/
 07/02/2001 to 12/31/2001............................   1.368998     1.405219              0
 01/01/2002 to 12/31/2002............................   1.405219     1.480925              0
 01/01/2003 to 12/31/2003............................   1.480925     1.472599        440,776
 01/01/2004 to 12/31/2004............................   1.472599     1.482364        228,587
 01/01/2005 to 12/31/2005............................   1.482364     1.474571        202,084
 01/01/2006 to 12/31/2006............................   1.474571     1.501410        100,301
 01/01/2007 to 12/31/2007............................   1.501410     1.530793         85,598
 01/01/2008 to 12/31/2008............................   1.530793     1.492480         42,327
 01/01/2009 to 12/31/2009............................   1.492480     1.522640         36,019
 01/01/2010 to 12/31/2010............................   1.522640     1.575555         35,135
 01/01/2011 to 12/31/2011............................   1.575555     1.624396         15,982



                                                               2.35% VARIABLE ACCOUNT CHARGE
                                                        --------------------------------------------
                                                        ACCUMULATION ACCUMULATION     NUMBER OF
                                                         UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                                        AT BEGINNING    AT END    OUTSTANDING AT END
                                                         OF PERIOD    OF PERIOD       OF PERIOD
                                                        ------------ ------------ ------------------

American Funds Bond Sub-Account
 05/01/2006 to 12/31/2006..............................  13.609692    14.196090            235
 01/01/2007 to 12/31/2007..............................  14.196090    14.326112          1,426
 01/01/2008 to 12/31/2008..............................  14.326112    12.684368          1,426
 01/01/2009 to 12/31/2009..............................  12.684368    13.951652          1,426
 01/01/2010 to 12/31/2010..............................  13.951652    14.505902          1,426
 01/01/2011 to 12/31/2011..............................  14.505902    15.034773          1,426
American Funds Global Small Capitalization Sub-Account
 07/02/2001 to 12/31/2001..............................   1.424257     1.308485              0
 01/01/2002 to 12/31/2002..............................   1.308485     1.034559              0
 01/01/2003 to 12/31/2003..............................   1.034559     1.551499         89,587
 01/01/2004 to 12/31/2004..............................   1.551499     1.831811         25,152
 01/01/2005 to 12/31/2005..............................   1.831811     2.243049         18,902
 01/01/2006 to 12/31/2006..............................   2.243049     2.718140         19,486
 01/01/2007 to 12/31/2007..............................   2.718140     3.223532         15,094
 01/01/2008 to 12/31/2008..............................   3.223532     1.463267         12,567
 01/01/2009 to 12/31/2009..............................   1.463267     2.305407          9,462
 01/01/2010 to 12/31/2010..............................   2.305407     2.756661         14,298
 01/01/2011 to 12/31/2011..............................   2.756661     2.177205          2,474

                                                 2.35% VARIABLE ACCOUNT CHARGE
                                          --------------------------------------------
                                          ACCUMULATION ACCUMULATION     NUMBER OF
                                           UNIT VALUE   UNIT VALUE  ACCUMULATION UNITS
                                          AT BEGINNING    AT END    OUTSTANDING AT END
                                           OF PERIOD    OF PERIOD       OF PERIOD
                                          ------------ ------------ ------------------
American Funds Growth Sub-Account
 07/02/2001 to 12/31/2001................  11.005967     9.686557              0
 01/01/2002 to 12/31/2002................   9.686557     7.147536              0
 01/01/2003 to 12/31/2003................   7.147536     9.551495         14,372
 01/01/2004 to 12/31/2004................   9.551495    10.494940         17,883
 01/01/2005 to 12/31/2005................  10.494940    11.911896         13,514
 01/01/2006 to 12/31/2006................  11.911896    12.824880         13,696
 01/01/2007 to 12/31/2007................  12.824880    14.072101         11,999
 01/01/2008 to 12/31/2008................  14.072101     7.700423          7,698
 01/01/2009 to 12/31/2009................   7.700423    10.485988          8,048
 01/01/2010 to 12/31/2010................  10.485988    12.156048          4,075
 01/01/2011 to 12/31/2011................  12.156048    11.366405            529
American Funds Growth-Income Sub-Account
 07/02/2001 to 12/31/2001................   7.458425     7.204963              0
 01/01/2002 to 12/31/2002................   7.204963     5.746504              0
 01/01/2003 to 12/31/2003................   5.746504     7.433311         89,385
 01/01/2004 to 12/31/2004................   7.433311     8.013440         96,447
 01/01/2005 to 12/31/2005................   8.013440     8.284385         78,303
 01/01/2006 to 12/31/2006................   8.284385     9.322824         53,949
 01/01/2007 to 12/31/2007................   9.322824     9.564284         45,418
 01/01/2008 to 12/31/2008................   9.564284     5.805636         37,179
 01/01/2009 to 12/31/2009................   5.805636     7.442416         30,960
 01/01/2010 to 12/31/2010................   7.442416     8.100356         25,149
 01/01/2011 to 12/31/2011................   8.100356     7.767787          6,105

----------

/(1)/Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced
     Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

/(2)/Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the
     MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. On April 29, 2011 Legg Mason Value Equity Portfolio merged with and into Legg Mason ClearBridge Aggressive Growth Portfolio. Information shown for the Legg Mason ClearBridge Aggressive Growth Portfolio Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

/(3)/Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid
     Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger. On May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan Stanley Mid Cap Growth Portfolio.

/(4)/Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account. On May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan Stanley Mid Cap Growth Portfolio.

/(5)/Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus
     Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

/(6)/The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued ON OR AFTER May 1, 2003.

/(7)/The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued PRIOR to May 1, 2003.

/(8)/Baillie Gifford International Stock, BlackRock Large Cap Value, BlackRock
     Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI Value Leaders, Jennison Growth, Loomis Sayles Small Cap Core, Met/Artisan Mid Cap Value, MFS(R) Value, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued ON OR AFTER May 1, 2004.

/(9)/Baillie Gifford International Stock, BlackRock Large Cap Value, BlackRock
     Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI Value Leaders, Jennison Growth, Loomis Sayles Small Cap Core, Met/Artisan Mid Cap Value, MFS(R) Value, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued PRIOR TO May 1, 2004.

/(10)/Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the
      Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

/(11)/Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the
      MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

/(12)/On or about April 30, 2007, BlackRock Large Cap Portfolio merged into
      BlackRock Large-Cap Core Portfolio.

/(13)/Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio. On May 1, 2010, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio.

/(14)/Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock
      Legacy Large Cap Growth Portfolio.

/(15)/Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class B) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class B) shares.

/(16)/Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class E) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class E) shares.

/(17)/Effective April 29, 2011, MetLife Aggressive Allocation Portfolio merged into MetLife Aggressive Strategy Portfolio.

                               THE FIXED ACCOUNT

   Unless you request otherwise, a partial withdrawal will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Contract Administrative Fee will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, withdrawals and partial withdrawals. The following special rules apply to transfers involving the Fixed Account.

   THE AMOUNT OF CONTRACT VALUE WHICH YOU MAY TRANSFER FROM THE FIXED ACCOUNT IS LIMITED TO THE GREATER OF: 25% OF THE CONTRACT VALUE IN THE FIXED ACCOUNT ON THE MOST RECENT CONTRACT ANNIVERSARY, AND THE AMOUNT OF CONTRACT VALUE THAT WAS TRANSFERRED FROM THE FIXED ACCOUNT IN THE PREVIOUS CONTRACT YEAR (AMOUNTS TRANSFERRED UNDER A DCA PROGRAM ARE NOT INCLUDED), EXCEPT WITH OUR CONSENT. However these limits do not apply to new deposits to the Fixed Account for which you elected a dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre- existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments into the Fixed Account, for 180 days following a transfer out of the Fixed Account.

   Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time.

   We reserve the right to delay transfers, withdrawals and partial withdrawals from the Fixed Account for up to six months.

                          TAX STATUS OF THE CONTRACTS

   Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS.  Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

   If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   The financial statements and financial highlights comprising each of the Subaccounts of New England Variable Annuity Separate Account included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The consolidated financial statements of New England Life Insurance Company, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries ("MLIC"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and includes an explanatory paragraph referring to changes in MLIC's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1,
2009). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


                                 LEGAL MATTERS

   The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
New England Variable Annuity Separate Account and Board of Directors of
New England Life Insurance Company

We have audited the accompanying statements of assets and liabilities of New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2011, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2011, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 29, 2012

This page is intentionally left blank.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

                                                     AMERICAN FUNDS
                                      AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS
                                                BOND CAPITALIZATION         GROWTH  GROWTH-INCOME
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                      -------------- -------------- -------------- --------------
ASSETS:
  Investments at fair value             $ 47,375,600  $ 115,235,785  $ 340,137,406  $ 207,680,628
  Due from New England
     Life Insurance Company                        4             20              2              1
                                      -------------- -------------- -------------- --------------
       Total Assets                       47,375,604    115,235,805    340,137,408    207,680,629
                                      -------------- -------------- -------------- --------------
LIABILITIES:
  Accrued fees                                   108            132            211            202
  Due to New England
     Life Insurance Company                       --             --             --             --
                                      -------------- -------------- -------------- --------------
       Total Liabilities                         108            132            211            202
                                      -------------- -------------- -------------- --------------
NET ASSETS                              $ 47,375,496  $ 115,235,673  $ 340,137,197  $ 207,680,427
                                      ============== ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 47,375,496  $ 114,875,128  $ 339,503,692  $ 207,285,468
  Net assets from contracts in payout             --        360,545        633,505        394,959
                                      -------------- -------------- -------------- --------------
       Total Net Assets                 $ 47,375,496  $ 115,235,673  $ 340,137,197  $ 207,680,427
                                      ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                       MIST AMERICAN MIST AMERICAN  MIST AMERICAN
                                      FUNDS BALANCED  FUNDS GROWTH FUNDS MODERATE MIST BLACKROCK
                                          ALLOCATION    ALLOCATION     ALLOCATION LARGE CAP CORE
                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                      -------------- ------------- -------------- --------------
ASSETS:
  Investments at fair value            $ 144,479,693 $ 239,966,341  $ 130,384,019   $ 13,594,846
  Due from New England
     Life Insurance Company                        2             1              1              1
                                      -------------- ------------- -------------- --------------
       Total Assets                      144,479,695   239,966,342    130,384,020     13,594,847
                                      -------------- ------------- -------------- --------------
LIABILITIES:
  Accrued fees                                    65            63             70            211
  Due to New England
     Life Insurance Company                       --            --             --             --
                                      -------------- ------------- -------------- --------------
       Total Liabilities                          65            63             70            211
                                      -------------- ------------- -------------- --------------
NET ASSETS                             $ 144,479,630 $ 239,966,279  $ 130,383,950   $ 13,594,636
                                      ============== ============= ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 144,479,630 $ 239,966,279  $ 130,383,950   $ 13,559,095
  Net assets from contracts in payout             --            --             --         35,541
                                      -------------- ------------- -------------- --------------
       Total Net Assets                $ 144,479,630 $ 239,966,279  $ 130,383,950   $ 13,594,636
                                      ============== ============= ============== ==============

The accompanying notes are an integral part of these financial statements.

                     MIST HARRIS                                                  MIST LEGG MASON
      MIST CLARION       OAKMARK     MIST INVESCO                   MIST LAZARD       CLEARBRIDGE
GLOBAL REAL ESTATE INTERNATIONAL SMALL CAP GROWTH MIST JANUS FORTY      MID CAP AGGRESSIVE GROWTH
        SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT   SUBACCOUNT        SUBACCOUNT
------------------ ------------- ---------------- ---------------- ------------ -----------------
      $ 63,228,225 $ 105,630,225      $ 9,072,473     $ 40,932,452 $ 19,818,651      $ 21,133,756
                 4            --                4               18            5                --
------------------ ------------- ---------------- ---------------- ------------ -----------------
        63,228,229   105,630,225        9,072,477       40,932,470   19,818,656        21,133,756
------------------ ------------- ---------------- ---------------- ------------ -----------------
               138           230              171              140          200               372
                --             1               --               --           --                --
------------------ ------------- ---------------- ---------------- ------------ -----------------
               138           231              171              140          200               372
------------------ ------------- ---------------- ---------------- ------------ -----------------
      $ 63,228,091 $ 105,629,994      $ 9,072,306     $ 40,932,330 $ 19,818,456      $ 21,133,384
================== ============= ================ ================ ============ =================
      $ 63,228,091 $ 105,380,229      $ 9,067,103     $ 40,918,522 $ 19,787,371      $ 20,928,725
                --       249,765            5,203           13,808       31,085           204,659
------------------ ------------- ---------------- ---------------- ------------ -----------------
      $ 63,228,091 $ 105,629,994      $ 9,072,306     $ 40,932,330 $ 19,818,456      $ 21,133,384
================== ============= ================ ================ ============ =================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                         MIST MET/FRANKLIN
                                      MIST LORD ABBETT MIST MET/FRANKLIN      LOW DURATION MIST MET/FRANKLIN
                                        BOND DEBENTURE            INCOME      TOTAL RETURN     MUTUAL SHARES
                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                      ---------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value               $ 85,352,125       $ 8,380,823         $ 773,779       $ 3,899,306
  Due from New England
     Life Insurance Company                         12                --                --                --
                                      ---------------- ----------------- ----------------- -----------------
       Total Assets                         85,352,137         8,380,823           773,779         3,899,306
                                      ---------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                     166               134                87               122
  Due to New England
     Life Insurance Company                         --                --                 1                 4
                                      ---------------- ----------------- ----------------- -----------------
       Total Liabilities                           166               134                88               126
                                      ---------------- ----------------- ----------------- -----------------
NET ASSETS                                $ 85,351,971       $ 8,380,689         $ 773,691       $ 3,899,180
                                      ================ ================= ================= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 85,259,350       $ 8,380,689         $ 773,691       $ 3,899,180
  Net assets from contracts in payout           92,621                --                --                --
                                      ---------------- ----------------- ----------------- -----------------
       Total Net Assets                   $ 85,351,971       $ 8,380,689         $ 773,691       $ 3,899,180
                                      ================ ================= ================= =================

The accompanying notes are an integral part of these financial statements.

 MIST MET/FRANKLIN
TEMPLETON FOUNDING MIST MET/TEMPLETON        MIST METLIFE MIST MFS RESEARCH MIST MORGAN STANLEY     MIST OPPENHEIMER
          STRATEGY             GROWTH AGGRESSIVE STRATEGY     INTERNATIONAL      MID CAP GROWTH CAPITAL APPRECIATION
        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
------------------ ------------------ ------------------- ----------------- ------------------- --------------------
      $ 15,240,853        $ 2,005,657        $ 28,160,510      $ 59,621,735        $ 15,634,026          $ 6,563,762
                --                 --                  --                --                   3                   --
------------------ ------------------ ------------------- ----------------- ------------------- --------------------
        15,240,853          2,005,657          28,160,510        59,621,735          15,634,029            6,563,762
------------------ ------------------ ------------------- ----------------- ------------------- --------------------
               113                121                 131               183                 188                  167
                 1                  3                  --                 1                  --                    1
------------------ ------------------ ------------------- ----------------- ------------------- --------------------
               114                124                 131               184                 188                  168
------------------ ------------------ ------------------- ----------------- ------------------- --------------------
      $ 15,240,739        $ 2,005,533        $ 28,160,379      $ 59,621,551        $ 15,633,841          $ 6,563,594
================== ================== =================== ================= =================== ====================
      $ 15,240,739        $ 2,005,533        $ 28,160,379      $ 59,499,438        $ 15,624,068          $ 6,563,594
                --                 --                  --           122,113               9,773                   --
------------------ ------------------ ------------------- ----------------- ------------------- --------------------
      $ 15,240,739        $ 2,005,533        $ 28,160,379      $ 59,621,551        $ 15,633,841          $ 6,563,594
================== ================== =================== ================= =================== ====================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      MIST PIMCO INFLATION    MIST PIMCO     MIST RCM MIST SSGA GROWTH
                                            PROTECTED BOND  TOTAL RETURN   TECHNOLOGY   AND INCOME ETF
                                                SUBACCOUNT    SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
                                      -------------------- ------------- ------------ ----------------
ASSETS:
  Investments at fair value                   $ 81,033,123 $ 274,968,550 $ 22,130,540     $ 57,980,851
  Due from New England
     Life Insurance Company                              5            12           --               --
                                      -------------------- ------------- ------------ ----------------
       Total Assets                             81,033,128   274,968,562   22,130,540       57,980,851
                                      -------------------- ------------- ------------ ----------------
LIABILITIES:
  Accrued fees                                          99           163          179              104
  Due to New England
     Life Insurance Company                             --            --            1                1
                                      -------------------- ------------- ------------ ----------------
       Total Liabilities                                99           163          180              105
                                      -------------------- ------------- ------------ ----------------
NET ASSETS                                    $ 81,033,029 $ 274,968,399 $ 22,130,360     $ 57,980,746
                                      ==================== ============= ============ ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 81,033,029 $ 274,355,883 $ 22,124,507     $ 57,980,746
  Net assets from contracts in payout                   --       612,516        5,853               --
                                      -------------------- ------------- ------------ ----------------
       Total Net Assets                       $ 81,033,029 $ 274,968,399 $ 22,130,360     $ 57,980,746
                                      ==================== ============= ============ ================

The accompanying notes are an integral part of these financial statements.

   MIST SSGA MIST T. ROWE PRICE           MSF ARTIO MSF BARCLAYS CAPITAL     MSF BLACKROCK MSF BLACKROCK
  GROWTH ETF     MID CAP GROWTH INTERNATIONAL STOCK AGGREGATE BOND INDEX AGGRESSIVE GROWTH   BOND INCOME
  SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
------------ ------------------ ------------------- -------------------- ----------------- -------------
$ 30,656,512       $ 69,912,080        $ 46,403,353         $ 68,411,119      $ 12,638,240 $ 116,125,046
           1                  5                  --                   11                14            20
------------ ------------------ ------------------- -------------------- ----------------- -------------
  30,656,513         69,912,085          46,403,353           68,411,130        12,638,254   116,125,066
------------ ------------------ ------------------- -------------------- ----------------- -------------
         117                199                 393                  248               153           176
          --                 --                   3                   --                --            --
------------ ------------------ ------------------- -------------------- ----------------- -------------
         117                199                 396                  248               153           176
------------ ------------------ ------------------- -------------------- ----------------- -------------
$ 30,656,396       $ 69,911,886        $ 46,402,957         $ 68,410,882      $ 12,638,101 $ 116,124,890
============ ================== =================== ==================== ================= =============
$ 30,656,396       $ 69,757,203        $ 46,118,795         $ 68,030,902      $ 12,638,101 $ 114,319,541
          --            154,683             284,162              379,980                --     1,805,349
------------ ------------------ ------------------- -------------------- ----------------- -------------
$ 30,656,396       $ 69,911,886        $ 46,402,957         $ 68,410,882      $ 12,638,101 $ 116,124,890
============ ================== =================== ==================== ================= =============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                    MSF BLACKROCK
                                      MSF BLACKROCK   MSF BLACKROCK  LEGACY LARGE MSF BLACKROCK
                                        DIVERSIFIED LARGE CAP VALUE    CAP GROWTH  MONEY MARKET
                                         SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                      ------------- --------------- ------------- -------------
ASSETS:
  Investments at fair value             $ 7,839,708    $ 32,643,741  $ 75,112,706  $ 77,539,643
  Due from New England
     Life Insurance Company                       3               8            32            25
                                      ------------- --------------- ------------- -------------
       Total Assets                       7,839,711      32,643,749    75,112,738    77,539,668
                                      ------------- --------------- ------------- -------------
LIABILITIES:
  Accrued fees                                  122             315           385           187
  Due to New England
     Life Insurance Company                      --              --            --            --
                                      ------------- --------------- ------------- -------------
       Total Liabilities                        122             315           385           187
                                      ------------- --------------- ------------- -------------
NET ASSETS                              $ 7,839,589    $ 32,643,434  $ 75,112,353  $ 77,539,481
                                      ============= =============== ============= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 7,839,589    $ 32,583,442  $ 73,749,416  $ 77,259,349
  Net assets from contracts in payout            --          59,992     1,362,937       280,132
                                      ------------- --------------- ------------- -------------
       Total Net Assets                 $ 7,839,589    $ 32,643,434  $ 75,112,353  $ 77,539,481
                                      ============= =============== ============= =============

The accompanying notes are an integral part of these financial statements.

    MSF DAVIS MSF FI VALUE MSF JENNISON MSF LOOMIS SAYLES MSF LOOMIS SAYLES MSF MET/ARTISAN
VENTURE VALUE      LEADERS       GROWTH    SMALL CAP CORE  SMALL CAP GROWTH   MID CAP VALUE
   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
------------- ------------ ------------ ----------------- ----------------- ---------------
$ 278,041,113 $ 30,962,179 $ 11,126,063      $ 85,523,849      $ 24,268,449   $ 128,297,425
           42           29           --                14                 3              30
------------- ------------ ------------ ----------------- ----------------- ---------------
  278,041,155   30,962,208   11,126,063        85,523,863        24,268,452     128,297,455
------------- ------------ ------------ ----------------- ----------------- ---------------
          281          341          313               330               197             267
           --           --            1                --                --              --
------------- ------------ ------------ ----------------- ----------------- ---------------
          281          341          314               330               197             267
------------- ------------ ------------ ----------------- ----------------- ---------------
$ 278,040,874 $ 30,961,867 $ 11,125,749      $ 85,523,533      $ 24,268,255   $ 128,297,188
============= ============ ============ ================= ================= ===============
$ 275,659,037 $ 29,851,091 $ 11,042,644      $ 84,556,315      $ 24,193,704   $ 127,157,889
    2,381,837    1,110,776       83,105           967,218            74,551       1,139,299
------------- ------------ ------------ ----------------- ----------------- ---------------
$ 278,040,874 $ 30,961,867 $ 11,125,749      $ 85,523,533      $ 24,268,255   $ 128,297,188
============= ============ ============ ================= ================= ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                       MSF METLIFE         MSF METLIFE
                                      CONSERVATIVE     CONSERVATIVE TO         MSF METLIFE         MSF METLIFE
                                        ALLOCATION MODERATE ALLOCATION MID CAP STOCK INDEX MODERATE ALLOCATION
                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                      ------------ ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value           $ 86,241,135       $ 159,343,422        $ 40,192,955       $ 499,992,686
  Due from New England
     Life Insurance Company                      7                   5                   5                   7
                                      ------------ ------------------- ------------------- -------------------
       Total Assets                     86,241,142         159,343,427          40,192,960         499,992,693
                                      ------------ ------------------- ------------------- -------------------
LIABILITIES:
  Accrued fees                                  71                  41                 178                  60
  Due to New England
     Life Insurance Company                     --                  --                  --                  --
                                      ------------ ------------------- ------------------- -------------------
       Total Liabilities                        71                  41                 178                  60
                                      ------------ ------------------- ------------------- -------------------
NET ASSETS                            $ 86,241,071       $ 159,343,386        $ 40,192,782       $ 499,992,633
                                      ============ =================== =================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 86,241,071       $ 159,343,386        $ 39,971,403       $ 499,992,633
  Net assets from contracts in payout           --                  --             221,379                  --
                                      ------------ ------------------- ------------------- -------------------
       Total Net Assets               $ 86,241,071       $ 159,343,386        $ 40,192,782       $ 499,992,633
                                      ============ =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

          MSF METLIFE
          MODERATE TO  MSF METLIFE MSF MFS TOTAL               MSF MORGAN STANLEY  MSF NEUBERGER
AGGRESSIVE ALLOCATION  STOCK INDEX        RETURN MSF MFS VALUE         EAFE INDEX BERMAN GENESIS
           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT         SUBACCOUNT     SUBACCOUNT
--------------------- ------------ ------------- ------------- ------------------ --------------
        $ 594,591,325 $ 59,866,375  $ 54,923,562  $ 50,960,160       $ 39,626,857   $ 84,186,752
                    7           22            24             7                  1              6
--------------------- ------------ ------------- ------------- ------------------ --------------
          594,591,332   59,866,397    54,923,586    50,960,167         39,626,858     84,186,758
--------------------- ------------ ------------- ------------- ------------------ --------------
                   49          200           228           333                192            277
                   --           --            --            --                 --             --
--------------------- ------------ ------------- ------------- ------------------ --------------
                   49          200           228           333                192            277
--------------------- ------------ ------------- ------------- ------------------ --------------
        $ 594,591,283 $ 59,866,197  $ 54,923,358  $ 50,959,834       $ 39,626,666   $ 84,186,481
===================== ============ ============= ============= ================== ==============
        $ 594,591,283 $ 59,641,527  $ 54,225,151  $ 50,842,492       $ 39,501,332   $ 83,706,409
                   --      224,670       698,207       117,342            125,334        480,072
--------------------- ------------ ------------- ------------- ------------------ --------------
        $ 594,591,283 $ 59,866,197  $ 54,923,358  $ 50,959,834       $ 39,626,666   $ 84,186,481
===================== ============ ============= ============= ================== ==============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2011

                                       MSF NEUBERGER
                                      BERMAN MID CAP MSF OPPENHEIMER MSF RUSSELL 2000 MSF T. ROWE PRICE
                                               VALUE   GLOBAL EQUITY            INDEX  LARGE CAP GROWTH
                                          SUBACCOUNT      SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                      -------------- --------------- ---------------- -----------------
ASSETS:
  Investments at fair value             $ 65,557,684    $ 18,224,865     $ 39,142,097      $ 35,124,366
  Due from New England
     Life Insurance Company                       15               4                9                 7
                                      -------------- --------------- ---------------- -----------------
       Total Assets                       65,557,699      18,224,869       39,142,106        35,124,373
                                      -------------- --------------- ---------------- -----------------
LIABILITIES:
  Accrued fees                                   147             166              201               147
  Due to New England
     Life Insurance Company                       --              --               --                --
                                      -------------- --------------- ---------------- -----------------
       Total Liabilities                         147             166              201               147
                                      -------------- --------------- ---------------- -----------------
NET ASSETS                              $ 65,557,552    $ 18,224,703     $ 39,141,905      $ 35,124,226
                                      ============== =============== ================ =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 65,381,728    $ 18,224,703     $ 39,014,834      $ 35,124,226
  Net assets from contracts in payout        175,824              --          127,071                --
                                      -------------- --------------- ---------------- -----------------
       Total Net Assets                 $ 65,557,552    $ 18,224,703     $ 39,141,905      $ 35,124,226
                                      ============== =============== ================ =================

The accompanying notes are an integral part of these financial statements.

                     MSF WESTERN ASSET MSF WESTERN ASSET
MSF T. ROWE PRICE MANAGEMENT STRATEGIC   MANAGEMENT U.S.
 SMALL CAP GROWTH   BOND OPPORTUNITIES        GOVERNMENT
       SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
----------------- -------------------- -----------------
     $ 20,434,640        $ 112,449,568      $ 88,784,849
                4                   15                13
----------------- -------------------- -----------------
       20,434,644          112,449,583        88,784,862
----------------- -------------------- -----------------
              144                  386               349
               --                   --                --
----------------- -------------------- -----------------
              144                  386               349
----------------- -------------------- -----------------
     $ 20,434,500        $ 112,449,197      $ 88,784,513
================= ==================== =================
     $ 20,434,500        $ 111,272,325      $ 87,911,286
               --            1,176,872           873,227
----------------- -------------------- -----------------
     $ 20,434,500        $ 112,449,197      $ 88,784,513
================= ==================== =================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                  AMERICAN FUNDS
                                                                    GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS
                                           AMERICAN FUNDS BOND    CAPITALIZATION            GROWTH     GROWTH-INCOME
                                                    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                           ---------------------- ----------------- ----------------- -----------------
INVESTMENT INCOME:
     Dividends                                     $ 1,431,327       $ 1,869,305       $ 2,297,451       $ 3,400,923
                                           ---------------------- ----------------- ----------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                        742,076         2,202,695         5,959,295         3,549,628
     Administrative charges                              1,272             6,041            16,359            11,416
                                           ---------------------- ----------------- ----------------- -----------------
        Total expenses                                 743,348         2,208,736         5,975,654         3,561,044
                                           ---------------------- ----------------- ----------------- -----------------
           Net investment income (loss) .              687,979          (339,431)       (3,678,203)         (160,121)
                                           ---------------------- ----------------- ----------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                            --                --                --                --
     Realized gains (losses) on sale of
        investments                                    (43,212)         (501,617)        6,369,636           752,374
                                           ---------------------- ----------------- ----------------- -----------------
           Net realized gains (losses)                 (43,212)         (501,617)        6,369,636           752,374
                                           ---------------------- ----------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                               1,499,426       (29,048,409)      (22,935,110)       (7,800,587)
                                           ---------------------- ----------------- ----------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                  1,456,214       (29,550,026)      (16,565,474)       (7,048,213)
                                           ---------------------- ----------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                  $ 2,144,193     $ (29,889,457)    $ (20,243,677)     $ (7,208,334)
                                           ====================== ================= ================= =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

               MIST                 MIST                   MIST              MIST              MIST              MIST
     AMERICAN FUNDS       AMERICAN FUNDS         AMERICAN FUNDS         BLACKROCK    CLARION GLOBAL    HARRIS OAKMARK
BALANCED ALLOCATION    GROWTH ALLOCATION    MODERATE ALLOCATION    LARGE CAP CORE       REAL ESTATE     INTERNATIONAL
         SUBACCOUNT           SUBACCOUNT             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
---------------------- -------------------- ---------------------- ----------------- ----------------- -----------------
        $ 2,015,865          $ 2,823,324            $ 2,116,901         $ 137,621       $ 2,815,658              $ --
---------------------- -------------------- ---------------------- ----------------- ----------------- -----------------
          1,988,882            3,203,682              1,678,590           172,876           935,283         1,576,842
                860                  116                    678               540             2,026             5,108
---------------------- -------------------- ---------------------- ----------------- ----------------- -----------------
          1,989,742            3,203,798              1,679,268           173,416           937,309         1,581,950
---------------------- -------------------- ---------------------- ----------------- ----------------- -----------------
             26,123             (380,474)               437,633           (35,795)        1,878,349        (1,581,950)
---------------------- -------------------- ---------------------- ----------------- ----------------- -----------------
             88,757                   --                663,579                --                --                --
          3,216,067            3,889,512              2,366,462          (186,855)       (3,108,742)       (1,113,035)
---------------------- -------------------- ---------------------- ----------------- ----------------- -----------------
          3,304,824            3,889,512              3,030,041          (186,855)       (3,108,742)       (1,113,035)
---------------------- -------------------- ---------------------- ----------------- ----------------- -----------------
         (8,717,155)         (18,453,221)            (4,770,720)           75,321        (3,222,792)      (16,385,838)
---------------------- -------------------- ---------------------- ----------------- ----------------- -----------------
         (5,412,331)         (14,563,709)            (1,740,679)         (111,534)       (6,331,534)      (17,498,873)
---------------------- -------------------- ---------------------- ----------------- ----------------- -----------------
       $ (5,386,208)       $ (14,944,183)          $ (1,303,046)       $ (147,329)     $ (4,453,185)    $ (19,080,823)
====================== ==================== ====================== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                           MIST
                                                       MIST            MIST            MIST           LEGG MASON
                                                    INVESCO           JANUS          LAZARD          CLEARBRIDGE
                                           SMALL CAP GROWTH           FORTY         MID CAP    AGGRESSIVE GROWTH
                                                 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT           SUBACCOUNT
                                           ------------------ --------------- --------------- --------------------
INVESTMENT INCOME:
     Dividends                                        $ --       $ 782,338       $ 171,497                 $ --
                                           ------------------ --------------- --------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                    134,992         602,678         296,237              245,385
     Administrative charges                            183           1,208             562                2,932
                                           ------------------ --------------- --------------- --------------------
        Total expenses                             135,175         603,886         296,799              248,317
                                           ------------------ --------------- --------------- --------------------
           Net investment income (loss)           (135,175)        178,452        (125,302)            (248,317)
                                           ------------------ --------------- --------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                        --              --              --                   --
     Realized gains (losses) on sale of
        investments                                305,715         891,618        (333,664)             543,519
                                           ------------------ --------------- --------------- --------------------
           Net realized gains (losses)             305,715         891,618        (333,664)             543,519
                                           ------------------ --------------- --------------- --------------------
     Change in unrealized gains (losses)
        on investments                            (348,073)     (4,962,036)       (918,333)          (1,254,889)
                                           ------------------ --------------- --------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                (42,358)     (4,070,418)     (1,251,997)            (711,370)
                                           ------------------ --------------- --------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (177,533)   $ (3,891,966)   $ (1,377,299)          $ (959,687)
                                           ================== =============== =============== ====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                            MIST                                   MIST
          MIST            MIST      MET/FRANKLIN             MIST          MET/FRANKLIN             MIST
   LORD ABBETT    MET/FRANKLIN      LOW DURATION     MET/FRANKLIN    TEMPLETON FOUNDING    MET/TEMPLETON
BOND DEBENTURE          INCOME      TOTAL RETURN    MUTUAL SHARES              STRATEGY           GROWTH
    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT (a)       SUBACCOUNT            SUBACCOUNT       SUBACCOUNT
----------------- --------------- ----------------- ---------------- --------------------- ----------------
   $ 5,513,861       $ 364,499              $ --        $ 135,138             $ 280,453         $ 31,128
----------------- --------------- ----------------- ---------------- --------------------- ----------------
     1,196,411         105,736             2,386           54,452               206,062           25,774
         4,630             222                --               11                     9               31
----------------- --------------- ----------------- ---------------- --------------------- ----------------
     1,201,041         105,958             2,386           54,463               206,071           25,805
----------------- --------------- ----------------- ---------------- --------------------- ----------------
     4,312,820         258,541            (2,386)          80,675                74,382            5,323
----------------- --------------- ----------------- ---------------- --------------------- ----------------
            --         226,311                --          268,034                15,942               --
       931,413          55,667              (244)         159,547               435,912          173,263
----------------- --------------- ----------------- ---------------- --------------------- ----------------
       931,413         281,978              (244)         427,581               451,854          173,263
----------------- --------------- ----------------- ---------------- --------------------- ----------------
    (2,413,731)       (520,161)           (2,011)        (555,787)           (1,084,270)        (317,878)
----------------- --------------- ----------------- ---------------- --------------------- ----------------
    (1,482,318)       (238,183)           (2,255)        (128,206)             (632,416)        (144,615)
----------------- --------------- ----------------- ---------------- --------------------- ----------------
   $ 2,830,502        $ 20,358          $ (4,641)       $ (47,531)           $ (558,034)      $ (139,292)
================= =============== ================= ================ ===================== ================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                     MIST
                                                  METLIFE             MIST              MIST                    MIST
                                               AGGRESSIVE     MFS RESEARCH    MORGAN STANLEY             OPPENHEIMER
                                                 STRATEGY    INTERNATIONAL    MID CAP GROWTH    CAPITAL APPRECIATION
                                           SUBACCOUNT (a)       SUBACCOUNT        SUBACCOUNT              SUBACCOUNT
                                           ---------------- ---------------- ----------------- -----------------------
INVESTMENT INCOME:
     Dividends                                      $ --      $ 1,298,339         $ 112,682                 $ 7,689
                                           ---------------- ---------------- ----------------- -----------------------
EXPENSES:
     Mortality and expense risk
        charges                                  259,559          878,461           245,755                  94,329
     Administrative charges                          204            2,791             1,434                     229
                                           ---------------- ---------------- ----------------- -----------------------
        Total expenses                           259,763          881,252           247,189                  94,558
                                           ---------------- ---------------- ----------------- -----------------------
           Net investment income (loss)         (259,763)         417,087          (134,507)                (86,869)
                                           ---------------- ---------------- ----------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                      --               --           510,553                      --
     Realized gains (losses) on sale of
        investments                             (215,698)        (873,147)          861,912                (123,853)
                                           ---------------- ---------------- ----------------- -----------------------
           Net realized gains (losses)          (215,698)        (873,147)        1,372,465                (123,853)
                                           ---------------- ---------------- ----------------- -----------------------
     Change in unrealized gains (losses)
        on investments                        (4,439,480)      (7,285,542)       (2,453,046)                 43,460
                                           ---------------- ---------------- ----------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                           (4,655,178)      (8,158,689)       (1,080,581)                (80,393)
                                           ---------------- ---------------- ----------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations           $ (4,914,941)    $ (7,741,602)     $ (1,215,088)             $ (167,262)
                                           ================ ================ ================= =======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

               MIST
              PIMCO         MIST                                MIST            MIST              MIST
INFLATION PROTECTED        PIMCO              MIST       SSGA GROWTH     SSGA GROWTH     T. ROWE PRICE
               BOND TOTAL RETURN    RCM TECHNOLOGY    AND INCOME ETF             ETF    MID CAP GROWTH
         SUBACCOUNT   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
------------------- --------------- ----------------- ----------------- --------------- -----------------
        $ 1,297,623  $ 7,994,389              $ --         $ 885,106       $ 410,302              $ --
------------------- --------------- ----------------- ----------------- --------------- -----------------
          1,041,498    3,791,476           338,898           645,789         347,201           985,793
              2,677       14,473             1,012               903             592             2,972
------------------- --------------- ----------------- ----------------- --------------- -----------------
          1,044,175    3,805,949           339,910           646,692         347,793           988,765
------------------- --------------- ----------------- ----------------- --------------- -----------------
            253,448    4,188,440          (339,910)          238,414          62,509          (988,765)
------------------- --------------- ----------------- ----------------- --------------- -----------------
          3,697,993    9,253,216                --           950,924              --         2,044,395
            651,498    2,042,165           701,141           870,424         415,227         2,603,353
------------------- --------------- ----------------- ----------------- --------------- -----------------
          4,349,491   11,295,381           701,141         1,821,348         415,227         4,647,748
------------------- --------------- ----------------- ----------------- --------------- -----------------
          2,692,670  (10,062,500)       (3,311,242)       (2,164,597)     (1,662,665)       (5,453,635)
------------------- --------------- ----------------- ----------------- --------------- -----------------
          7,042,161    1,232,881        (2,610,101)         (343,249)     (1,247,438)         (805,887)
------------------- --------------- ----------------- ----------------- --------------- -----------------
        $ 7,295,609  $ 5,421,321      $ (2,950,011)       $ (104,835)   $ (1,184,929)     $ (1,794,652)
=================== =============== ================= ================= =============== =================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                         MSF        MSF
                                              MSF ARTIO             BARCLAYS  BLACKROCK            MSF
                                          INTERNATIONAL    CAPITAL AGGREGATE AGGRESSIVE      BLACKROCK
                                                  STOCK           BOND INDEX     GROWTH    BOND INCOME
                                             SUBACCOUNT           SUBACCOUNT SUBACCOUNT     SUBACCOUNT
                                          ---------------- ----------------- ------------- --------------
INVESTMENT INCOME:
     Dividends                                $ 957,379          $ 2,475,424   $ 13,135    $ 4,740,948
                                          ---------------- ----------------- ------------- --------------
EXPENSES:
     Mortality and expense risk
        charges                                 738,348              932,142    185,533      1,612,437
     Administrative charges                      10,568                4,050        248         22,846
                                          ---------------- ----------------- ------------- --------------
        Total expenses                          748,916              936,192    185,781      1,635,283
                                          ---------------- ----------------- ------------- --------------
           Net investment income (loss)         208,463            1,539,232   (172,646)     3,105,665
                                          ---------------- ----------------- ------------- --------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
     Realized gain distributions                     --                   --         --             --
     Realized gains (losses) on sale of
        investments                          (1,567,099)             554,382    566,252        (51,480)
                                          ---------------- ----------------- ------------- --------------
           Net realized gains (losses)       (1,567,099)             554,382    566,252        (51,480)
                                          ---------------- ----------------- ------------- --------------
     Change in unrealized gains (losses)
        on investments                      (11,055,203)           2,034,041   (959,061)     2,855,601
                                          ---------------- ----------------- ------------- --------------
     Net realized and change in
        unrealized gains (losses) on
        investments                         (12,622,302)           2,588,423   (392,809)     2,804,121
                                          ---------------- ----------------- ------------- --------------
     Net increase (decrease) in net assets
        resulting from operations         $ (12,413,839)         $ 4,127,655 $ (565,455)   $ 5,909,786
                                          ================ ================= ============= ==============

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

        MSF                MSF                 MSF             MSF              MSF
  BLACKROCK          BLACKROCK    BLACKROCK LEGACY       BLACKROCK            DAVIS                 MSF
DIVERSIFIED    LARGE CAP VALUE    LARGE CAP GROWTH    MONEY MARKET    VENTURE VALUE    FI VALUE LEADERS
 SUBACCOUNT         SUBACCOUNT          SUBACCOUNT      SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
-------------- ------------------ ------------------- --------------- ---------------- -------------------
  $ 183,279          $ 330,361           $ 100,815            $ --      $ 3,130,303           $ 369,345
-------------- ------------------ ------------------- --------------- ---------------- -------------------
    107,670            448,290           1,124,638       1,142,647        4,033,192             454,400
         81                732              44,035          10,050           55,667              18,587
-------------- ------------------ ------------------- --------------- ---------------- -------------------
    107,751            449,022           1,168,673       1,152,697        4,088,859             472,987
-------------- ------------------ ------------------- --------------- ---------------- -------------------
     75,528           (118,661)         (1,067,858)     (1,152,697)        (958,556)           (103,642)
-------------- ------------------ ------------------- --------------- ---------------- -------------------
         --                 --                  --              --               --                  --
     (8,087)          (446,682)          2,756,416              --        6,059,619          (1,531,506)
-------------- ------------------ ------------------- --------------- ---------------- -------------------
     (8,087)          (446,682)          2,756,416              --        6,059,619          (1,531,506)
-------------- ------------------ ------------------- --------------- ---------------- -------------------
    100,363          1,024,361         (10,510,996)             --      (21,900,603)           (912,017)
-------------- ------------------ ------------------- --------------- ---------------- -------------------
     92,276            577,679          (7,754,580)             --      (15,840,984)         (2,443,523)
-------------- ------------------ ------------------- --------------- ---------------- -------------------
  $ 167,804          $ 459,018        $ (8,822,438)   $ (1,152,697)   $ (16,799,540)       $ (2,547,165)
============== ================== =================== =============== ================ ===================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                        MSF                 MSF              MSF
                                                      MSF     LOOMIS SAYLES       LOOMIS SAYLES      MET/ARTISAN
                                          JENNISON GROWTH    SMALL CAP CORE    SMALL CAP GROWTH    MID CAP VALUE
                                               SUBACCOUNT        SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                          ------------------ ----------------- ------------------- ----------------
INVESTMENT INCOME:
     Dividends                                   $ 14,425          $ 34,248                $ --      $ 1,200,160
                                          ------------------ ----------------- ------------------- ----------------
EXPENSES:
     Mortality and expense risk
        charges                                   149,570         1,229,238             344,257        1,822,000
     Administrative charges                         1,961            29,945               1,261           22,646
                                          ------------------ ----------------- ------------------- ----------------
        Total expenses                            151,531         1,259,183             345,518        1,844,646
                                          ------------------ ----------------- ------------------- ----------------
           Net investment income (loss)          (137,106)       (1,224,935)           (345,518)        (644,486)
                                          ------------------ ----------------- ------------------- ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                       --                --                  --               --
     Realized gains (losses) on sale of
        investments                               449,153         2,080,338             577,446       (4,315,507)
                                          ------------------ ----------------- ------------------- ----------------
           Net realized gains (losses)            449,153         2,080,338             577,446       (4,315,507)
                                          ------------------ ----------------- ------------------- ----------------
     Change in unrealized gains (losses)
        on investments                           (398,330)       (1,129,330)            292,391       12,582,765
                                          ------------------ ----------------- ------------------- ----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                50,823           951,008             869,837        8,267,258
                                          ------------------ ----------------- ------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations               $ (86,283)       $ (273,927)          $ 524,319      $ 7,622,772
                                          =================== ================= =================== ================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

 MSF METLIFE            MSF METLIFE     MSF METLIFE                                      MSF METLIFE
CONSERVATIVE        CONSERVATIVE TO         MID CAP            MSF METLIFE    MODERATE TO AGGRESSIVE    MSF METLIFE
  ALLOCATION    MODERATE ALLOCATION     STOCK INDEX    MODERATE ALLOCATION                ALLOCATION    STOCK INDEX
  SUBACCOUNT             SUBACCOUNT      SUBACCOUNT             SUBACCOUNT                SUBACCOUNT     SUBACCOUNT
--------------- ---------------------- --------------- ---------------------- ------------------------- --------------
 $ 2,011,672            $ 3,430,822       $ 323,981            $ 8,132,901               $ 9,107,474      $ 997,102
--------------- ---------------------- --------------- ---------------------- ------------------------- --------------
   1,124,440              2,140,761         580,237              6,885,976                 8,342,791        854,212
       1,173                  2,324           2,022                  4,785                     3,236          5,756
--------------- ---------------------- --------------- ---------------------- ------------------------- --------------
   1,125,613              2,143,085         582,259              6,890,761                 8,346,027        859,968
--------------- ---------------------- --------------- ---------------------- ------------------------- --------------
     886,059              1,287,737        (258,278)             1,242,140                   761,447        137,134
--------------- ---------------------- --------------- ---------------------- ------------------------- --------------
          --                     --       1,947,226                     --                        --        421,763
   2,506,599              1,841,296         922,348              1,266,018                (2,244,765)       452,151
--------------- ---------------------- --------------- ---------------------- ------------------------- --------------
   2,506,599              1,841,296       2,869,574              1,266,018                (2,244,765)       873,914
--------------- ---------------------- --------------- ---------------------- ------------------------- --------------
  (1,868,017)            (3,454,901)     (3,888,821)           (16,593,080)              (30,383,661)      (684,523)
--------------- ---------------------- --------------- ---------------------- ------------------------- --------------
     638,582             (1,613,605)     (1,019,247)           (15,327,062)              (32,628,426)       189,391
--------------- ---------------------- --------------- ---------------------- ------------------------- --------------
 $ 1,524,641             $ (325,868)   $ (1,277,525)         $ (14,084,922)            $ (31,866,979)     $ 326,525
=============== ====================== =============== ====================== ========================= ==============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                           MSF
                                               MSF MFS       MSF MFS    MSF MORGAN STANLEY    NEUBERGER BERMAN
                                          TOTAL RETURN         VALUE            EAFE INDEX             GENESIS
                                            SUBACCOUNT    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------- ------------- --------------------- -------------------
INVESTMENT INCOME:
     Dividends                             $ 1,555,901     $ 765,559           $ 1,070,885           $ 577,566
                                          --------------- ------------- --------------------- -------------------
EXPENSES:
     Mortality and expense risk
        charges                                790,721       696,660               595,599           1,190,079
     Administrative charges                     16,502         1,432                 2,620               8,593
                                          --------------- ------------- --------------------- -------------------
        Total expenses                         807,223       698,092               598,219           1,198,672
                                          --------------- ------------- --------------------- -------------------
           Net investment income (loss)        748,678        67,467               472,666            (621,106)
                                          --------------- ------------- --------------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                    --            --                    --                  --
     Realized gains (losses) on sale of
        investments                           (603,052)      (68,445)              (99,893)         (4,429,945)
                                          --------------- ------------- --------------------- -------------------
           Net realized gains (losses)        (603,052)      (68,445)              (99,893)         (4,429,945)
                                          --------------- ------------- --------------------- -------------------
     Change in unrealized gains (losses)
        on investments                         389,149      (140,737)           (6,643,460)          9,186,287
                                          --------------- ------------- --------------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                           (213,903)     (209,182)           (6,743,353)          4,756,342
                                          --------------- ------------- --------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations            $ 534,775    $ (141,715)         $ (6,270,687)        $ 4,135,236
                                          =============== ============= ===================== ===================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                                              MSF
                                                                                                    WESTERN ASSET
             MSF              MSF                                       MSF                 MSF        MANAGEMENT
NEUBERGER BERMAN      OPPENHEIMER                   MSF       T. ROWE PRICE       T. ROWE PRICE    STRATEGIC BOND
   MID CAP VALUE    GLOBAL EQUITY    RUSSELL 2000 INDEX    LARGE CAP GROWTH    SMALL CAP GROWTH     OPPORTUNITIES
      SUBACCOUNT       SUBACCOUNT            SUBACCOUNT          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
------------------- ---------------- --------------------- ------------------- ------------------- -----------------
       $ 432,623        $ 397,000             $ 380,965                $ --                $ --       $ 5,926,290
------------------- ---------------- --------------------- ------------------- ------------------- -----------------
         970,256          278,095               568,368             501,288             273,235         1,560,955
           4,409              767                 2,457               1,560               1,275            17,356
------------------- ---------------- --------------------- ------------------- ------------------- -----------------
         974,665          278,862               570,825             502,848             274,510         1,578,311
------------------- ---------------- --------------------- ------------------- ------------------- -----------------
        (542,042)         118,138              (189,860)           (502,848)           (274,510)        4,347,979
------------------- ---------------- --------------------- ------------------- ------------------- -----------------
              --               --                    --                  --                  --                --
       1,352,550          119,453               550,758           1,008,633             570,688         1,308,432
------------------- ---------------- --------------------- ------------------- ------------------- -----------------
       1,352,550          119,453               550,758           1,008,633             570,688         1,308,432
------------------- ---------------- --------------------- ------------------- ------------------- -----------------
      (6,367,113)      (2,221,090)           (2,602,320)         (1,387,462)           (308,492)         (372,874)
------------------- ---------------- --------------------- ------------------- ------------------- -----------------
      (5,014,563)      (2,101,637)           (2,051,562)           (378,829)            262,196           935,558
------------------- ---------------- --------------------- ------------------- ------------------- -----------------
    $ (5,556,605)    $ (1,983,499)         $ (2,241,422)         $ (881,677)          $ (12,314)      $ 5,283,537
=================== ================ ===================== =================== =================== =================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                     MSF
                                                                           WESTERN ASSET
                                                                              MANAGEMENT
                                                                         U.S. GOVERNMENT
                                                                              SUBACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
     Dividends                                                               $ 1,249,577
                                                                         ------------------
EXPENSES:
     Mortality and expense risk charges                                        1,221,066
     Administrative charges                                                       10,243
                                                                         ------------------
        Total expenses                                                         1,231,309
                                                                         ------------------
           Net investment income (loss)                                           18,268
                                                                         ------------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                               3,272,213
     Realized gains (losses) on sale of investments                              (56,065)
                                                                         ------------------
           Net realized gains (losses)                                         3,216,148
                                                                         ------------------
     Change in unrealized gains (losses) on investments                          385,241
                                                                         ------------------
     Net realized and change in unrealized gains (losses) on investments       3,601,389
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations         $ 3,619,657
                                                                         ==================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                   AMERICAN FUNDS                AMERICAN FUNDS                AMERICAN FUNDS
                                                             BOND   GLOBAL SMALL CAPITALIZATION                        GROWTH
                                                       SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                    ----------------------------- ----------------------------- -----------------------------
                                            2011            2010           2011           2010           2011           2010
                                    -------------   ------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 687,979       $ 692,227     $ (339,431)     $ 208,220   $ (3,678,203)  $ (3,255,658)
  Net realized gains (losses)            (43,212)       (201,498)      (501,617)    (3,208,482)     6,369,636       (631,685)
  Change in unrealized gains
     (losses) on investments           1,499,426       1,839,440    (29,048,409)    30,543,912    (22,935,110)    64,989,798
                                    -------------   ------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 2,144,193       2,330,169    (29,889,457)    27,543,650    (20,243,677)    61,102,455
                                    -------------   ------------- -------------- -------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                824,206       1,316,451      2,503,771      2,357,879      5,364,009      7,068,314
  Net transfers (including
     fixed account)                      463,876         755,275     (4,424,000)    (8,039,752)   (20,504,800)   (12,662,781)
  Contract charges                      (244,391)       (233,094)      (651,651)      (694,889)    (1,736,567)    (1,724,558)
  Transfers for contract benefits
     and terminations                 (3,468,686)     (3,930,596)   (12,100,027)   (10,314,796)   (35,329,094)   (28,327,076)
                                    -------------   ------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          (2,424,995)     (2,091,964)   (14,671,907)   (16,691,558)   (52,206,452)   (35,646,101)
                                    -------------   ------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets                    (280,802)        238,205    (44,561,364)    10,852,092    (72,450,129)    25,456,354
NET ASSETS:
  Beginning of year                   47,656,298      47,418,093    159,797,037    148,944,945    412,587,326    387,130,972
                                    -------------   ------------- -------------- -------------- -------------- --------------
  End of year                       $ 47,375,496    $ 47,656,298  $ 115,235,673  $ 159,797,037  $ 340,137,197  $ 412,587,326
                                    =============   ============= ============== ============== ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

               AMERICAN FUNDS           MIST AMERICAN FUNDS           MIST AMERICAN FUNDS           MIST AMERICAN FUNDS
                GROWTH-INCOME           BALANCED ALLOCATION             GROWTH ALLOCATION           MODERATE ALLOCATION
                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
----------------------------- ----------------------------- ----------------------------- -----------------------------
         2011           2010           2011           2010           2011           2010           2011           2010
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   $ (160,121)    $ (275,387)      $ 26,123     $ (248,682)    $ (380,474)    $ (860,734)     $ 437,633      $ 369,453
      752,374     (1,740,116)     3,304,824      1,557,176      3,889,512      3,077,512      3,030,041      2,334,482
   (7,800,587)    23,833,082     (8,717,155)    13,727,713    (18,453,221)    24,377,008     (4,770,720)     8,173,647
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
   (7,208,334)    21,817,579     (5,386,208)    15,036,207    (14,944,183)    26,593,786     (1,303,046)    10,877,582
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
    2,599,164      3,092,477      3,561,665      9,549,667     10,562,010     12,003,286      5,074,094      6,922,822
   (7,650,441)    (2,078,076)    (3,493,159)    14,614,440     (1,128,357)    (3,654,078)    (2,822,971)     2,930,538
   (1,005,846)    (1,038,287)    (1,256,491)    (1,048,097)    (2,131,370)    (1,832,639)    (1,015,067)      (910,982)
  (23,797,503)   (19,954,999)    (7,100,400)    (5,361,651)    (8,127,158)    (7,266,892)    (6,745,431)    (7,804,044)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  (29,854,626)   (19,978,885)    (8,288,385)    17,754,359       (824,875)      (750,323)    (5,509,375)     1,138,334
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  (37,062,960)     1,838,694    (13,674,593)    32,790,566    (15,769,058)    25,843,463     (6,812,421)    12,015,916
  244,743,387    242,904,693    158,154,223    125,363,657    255,735,337    229,891,874    137,196,371    125,180,455
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
$ 207,680,427  $ 244,743,387  $ 144,479,630  $ 158,154,223  $ 239,966,279  $ 255,735,337  $ 130,383,950  $ 137,196,371
============== ============== ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                  MIST BLACKROCK                   MIST CLARION                   MIST HARRIS
                                                  LARGE CAP CORE             GLOBAL REAL ESTATE         OAKMARK INTERNATIONAL
                                                      SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                    ------------------------------- --------------------------- -----------------------------
                                            2011            2010            2011          2010           2011           2010
                                    --------------- --------------- ------------- ------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (35,795)       $ (8,303)    $ 1,878,349   $ 5,116,834   $ (1,581,950)     $ 745,988
  Net realized gains (losses)           (186,855)       (370,911)     (3,108,742)   (4,818,681)    (1,113,035)    (2,504,850)
  Change in unrealized gains
     (losses) on investments              75,321       1,783,858      (3,222,792)    9,532,455    (16,385,838)    18,537,295
                                    --------------- --------------- ------------- ------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (147,329)      1,404,644      (4,453,185)    9,830,608    (19,080,823)    16,778,433
                                    --------------- --------------- ------------- ------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                110,765         191,090         821,640       952,857      1,930,043      2,955,358
  Net transfers (including
     fixed account)                    1,151,062         385,506      (2,015,653)   (4,711,451)     3,782,354       (603,051)
  Contract charges                       (65,471)        (56,890)       (347,187)     (364,278)      (550,440)      (544,678)
  Transfers for contract benefits
     and terminations                 (1,415,707)       (911,807)     (6,858,649)   (5,012,789)   (10,174,689)    (7,604,777)
                                    --------------- --------------- ------------- ------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (219,351)       (392,101)     (8,399,849)   (9,135,661)    (5,012,732)    (5,797,148)
                                    --------------- --------------- ------------- ------------- -------------- --------------
     Net increase (decrease)
       in net assets                    (366,680)      1,012,543     (12,853,034)      694,947    (24,093,555)    10,981,285
NET ASSETS:
  Beginning of year                   13,961,316      12,948,773      76,081,125    75,386,178    129,723,549    118,742,264
                                    --------------- --------------- ------------- ------------- -------------- --------------
  End of year                       $ 13,594,636    $ 13,961,316    $ 63,228,091  $ 76,081,125  $ 105,629,994  $ 129,723,549
                                    =============== =============== ============= ============= ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

               MIST INVESCO                        MIST JANUS                     MIST LAZARD     MIST LEGG MASON CLEARBRIDGE
           SMALL CAP GROWTH                             FORTY                         MID CAP               AGGRESSIVE GROWTH
                 SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------ --------------------------------- ------------------------------- -------------------------------
       2011            2010            2011              2010            2011            2010            2011            2010
-------------- --------------- --------------- ----------------- --------------- --------------- --------------- ---------------
 $ (135,175)     $ (124,613)      $ 178,452         $ 206,056      $ (125,302)      $ (97,059)     $ (248,317)     $ (121,028)
    305,715         (31,572)        891,618           218,617        (333,664)       (779,802)        543,519        (446,795)
   (348,073)      2,275,654      (4,962,036)        3,095,718        (918,333)      5,451,517      (1,254,889)      2,346,987
-------------- --------------- --------------- ----------------- --------------- --------------- --------------- ---------------
   (177,533)      2,119,469      (3,891,966)        3,520,391      (1,377,299)      4,574,656        (959,687)      1,779,164
-------------- --------------- --------------- ----------------- --------------- --------------- --------------- ---------------
    116,767         123,125       1,146,761         1,334,028         140,341         336,889         328,112         149,546
   (516,533)       (139,463)     (2,652,045)         (417,949)     (1,956,037)       (903,457)     12,978,011         972,782
    (47,622)        (47,254)       (256,588)         (270,046)       (104,618)       (112,354)        (74,939)        (36,069)
   (714,653)       (739,347)     (4,173,831)       (3,288,912)     (1,933,558)     (1,818,286)     (1,663,129)       (689,594)
-------------- --------------- --------------- ----------------- --------------- --------------- --------------- ---------------
 (1,162,041)       (802,939)     (5,935,703)       (2,642,879)     (3,853,872)     (2,497,208)     11,568,055         396,665
-------------- --------------- --------------- ----------------- --------------- --------------- --------------- ---------------
 (1,339,574)      1,316,530      (9,827,669)          877,512      (5,231,171)      2,077,448      10,608,368       2,175,829
 10,411,880       9,095,350      50,759,999        49,882,487      25,049,627      22,972,179      10,525,016       8,349,187
-------------- --------------- --------------- ----------------- --------------- --------------- --------------- ---------------
$ 9,072,306    $ 10,411,880    $ 40,932,330      $ 50,759,999    $ 19,818,456    $ 25,049,627    $ 21,133,384    $ 10,525,016
============== =============== =============== ================= =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                                         MIST
                                                                                                                 MET/FRANKLIN
                                                                   MIST LORD ABBETT           MIST MET/FRANKLIN  LOW DURATION
                                                                     BOND DEBENTURE                      INCOME  TOTAL RETURN
                                                                         SUBACCOUNT                  SUBACCOUNT    SUBACCOUNT
                                                        --------------------------- --------------------------- -------------
                                                                2011          2010         2011           2010       2011 (a)
                                                        ------------- ------------- ------------ -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                           $ 4,312,820   $ 4,677,378    $ 258,541      $ 172,588      $ (2,386)
  Net realized gains (losses)                                931,413       481,476      281,978        150,048          (244)
  Change in unrealized gains (losses) on
     investments                                          (2,413,731)    5,009,384     (520,161)       291,487        (2,011)
                                                        ------------- ------------- ------------ -------------- -------------
     Net increase (decrease) in net assets resulting
       from operations                                     2,830,502    10,168,238       20,358        614,123        (4,641)
                                                        ------------- ------------- ------------ -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received from contract
     owners                                                  924,699     1,189,424      122,567      1,067,350            --
  Net transfers (including fixed account)                 (1,429,177)   (2,460,085)   1,640,091      1,156,845       826,007
  Contract charges                                          (379,676)     (384,858)     (53,943)       (43,069)         (948)
  Transfers for contract benefits and terminations       (10,592,534)   (8,433,532)    (410,938)      (502,790)      (46,727)
                                                        ------------- ------------- ------------ -------------- -------------
     Net increase (decrease) in net assets resulting
       from contract transactions                        (11,476,688)  (10,089,051)   1,297,777      1,678,336       778,332
                                                        ------------- ------------- ------------ -------------- -------------
     Net increase (decrease) in net assets                (8,646,186)       79,187    1,318,135      2,292,459       773,691
NET ASSETS:
  Beginning of year                                       93,998,157    93,918,970    7,062,554      4,770,095            --
                                                        ------------- ------------- ------------ -------------- -------------
  End of year                                           $ 85,351,971  $ 93,998,157  $ 8,380,689    $ 7,062,554     $ 773,691
                                                        ============= ============= ============ ============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                        MIST
                                                                                                     METLIFE
           MIST MET/FRANKLIN               MIST MET/FRANKLIN                            MIST      AGGRESSIVE
               MUTUAL SHARES     TEMPLETON FOUNDING STRATEGY            MET/TEMPLETON GROWTH        STRATEGY
                  SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT      SUBACCOUNT
------------------------------ ------------------------------- ------------------------------ ---------------
       2011             2010            2011            2010           2011             2010         2011 (a)
-------------- --------------- --------------- --------------- --------------   -------------- ---------------
   $ 80,675        $ (46,000)       $ 74,382      $ (173,715)       $ 5,323         $ (3,157)     $ (259,763)
    427,581          136,385         451,854         175,311        173,263           67,681        (215,698)
   (555,787)         273,839      (1,084,270)      1,176,235       (317,878)          81,870      (4,439,480)
-------------- --------------- --------------- --------------- --------------   -------------- ---------------
    (47,531)         364,224        (558,034)      1,177,831       (139,292)         146,394      (4,914,941)
-------------- --------------- --------------- --------------- --------------   -------------- ---------------
    207,340          194,201         415,330         386,965         59,503          121,382         165,947
   (142,730)       1,098,686       1,278,841       1,259,357        222,907          285,510      33,651,531
    (27,425)         (24,903)       (122,397)       (101,189)       (15,609)          (9,931)       (105,772)
   (499,157)        (168,326)       (780,266)       (501,262)       (49,638)         (81,562)       (636,386)
-------------- --------------- --------------- --------------- --------------   -------------- ---------------
   (461,972)       1,099,658         791,508       1,043,871        217,163          315,399      33,075,320
-------------- --------------- --------------- --------------- --------------   -------------- ---------------
   (509,503)       1,463,882         233,474       2,221,702         77,871          461,793      28,160,379
  4,408,683        2,944,801      15,007,265      12,785,563      1,927,662        1,465,869              --
-------------- --------------- --------------- --------------- --------------   -------------- ---------------
$ 3,899,180      $ 4,408,683    $ 15,240,739    $ 15,007,265    $ 2,005,533      $ 1,927,662    $ 28,160,379
============== =============== =============== =============== ==============   ============== ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                        MIST MFS             MIST MORGAN STANLEY              MIST OPPENHEIMER
                                          RESEARCH INTERNATIONAL                  MID CAP GROWTH          CAPITAL APPRECIATION
                                                      SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                    ------------------------------- ------------------------------- -----------------------------
                                            2011            2010            2011         2010 (b)          2011           2010
                                    --------------- --------------- --------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 417,087       $ 300,697      $ (134,507)     $ (154,541)     $ (86,869)     $ (63,419)
  Net realized gains (losses)           (873,147)     (2,083,671)      1,372,465          58,190       (123,853)      (235,039)
  Change in unrealized gains
     (losses) on investments          (7,285,542)      8,587,104      (2,453,046)      2,950,856         43,460        881,105
                                    --------------- --------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                (7,741,602)      6,804,130      (1,215,088)      2,854,505       (167,262)       582,647
                                    --------------- --------------- --------------- --------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              1,238,213       1,456,434         413,133         204,105        104,473        158,123
  Net transfers (including
     fixed account)                   (2,215,065)     (2,997,496)     (1,214,128)     17,585,185       (430,058)       160,523
  Contract charges                      (320,993)       (325,290)        (80,927)        (52,068)       (38,868)       (36,377)
  Transfers for contract benefits
     and terminations                 (5,591,361)     (5,215,101)     (2,002,566)       (858,310)      (479,732)      (552,860)
                                    --------------- --------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          (6,889,206)     (7,081,453)     (2,884,488)     16,878,912       (844,185)      (270,591)
                                    --------------- --------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets                 (14,630,808)       (277,323)     (4,099,576)     19,733,417     (1,011,447)       312,056
NET ASSETS:
  Beginning of year                   74,252,359      74,529,682      19,733,417              --      7,575,041      7,262,985
                                    --------------- --------------- --------------- --------------- -------------- --------------
  End of year                       $ 59,621,551    $ 74,252,359    $ 15,633,841    $ 19,733,417    $ 6,563,594    $ 7,575,041
                                    =============== =============== =============== =============== ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                  MIST PIMCO                        MIST PIMCO                        MIST RCM                       MIST SSGA
    INFLATION PROTECTED BOND                      TOTAL RETURN                      TECHNOLOGY           GROWTH AND INCOME ETF
                  SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------- --------------------------------- ------------------------------- -------------------------------
        2011            2010             2011             2010            2011            2010            2011            2010
--------------- --------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
   $ 253,448       $ 760,562      $ 4,188,440      $ 7,121,126      $ (339,910)     $ (277,676)      $ 238,414       $ (10,927)
   4,349,491       2,284,960       11,295,381        3,258,767         701,141        (380,113)      1,821,348         186,863
   2,692,670       1,309,757      (10,062,500)       9,337,622      (3,311,242)      5,537,690      (2,164,597)      4,029,243
--------------- --------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
   7,295,609       4,355,279        5,421,321       19,717,515      (2,950,011)      4,879,901        (104,835)      4,205,179
--------------- --------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
   1,810,289       2,097,773        4,698,844        6,953,026         229,371         362,282       2,563,767       2,583,860
   3,064,250      10,563,510       (6,313,456)      18,254,714       2,956,981         (61,047)     10,676,505      21,220,680
    (387,907)       (345,982)      (1,290,137)      (1,319,267)       (126,719)        (98,299)       (359,118)       (216,654)
  (7,187,466)     (5,818,969)     (33,020,751)     (28,051,646)     (2,324,793)     (1,524,589)     (2,996,040)     (1,093,441)
--------------- --------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
  (2,700,834)      6,496,332      (35,925,500)      (4,163,173)        734,840      (1,321,653)      9,885,114      22,494,445
--------------- --------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
   4,594,775      10,851,611      (30,504,179)      15,554,342      (2,215,171)      3,558,248       9,780,279      26,699,624
  76,438,254      65,586,643      305,472,578      289,918,236      24,345,531      20,787,283      48,200,467      21,500,843
--------------- --------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
$ 81,033,029    $ 76,438,254    $ 274,968,399    $ 305,472,578    $ 22,130,360    $ 24,345,531    $ 57,980,746    $ 48,200,467
=============== =============== ================ ================ =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                       MIST SSGA              MIST T. ROWE PRICE                       MSF ARTIO
                                                      GROWTH ETF                  MID CAP GROWTH             INTERNATIONAL STOCK
                                                      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- ------------------------------- -------------------------------
                                            2011            2010            2011            2010            2011            2010
                                    --------------- --------------- --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $ 62,509        $ (1,649)     $ (988,765)     $ (932,319)      $ 208,463        $ 95,253
  Net realized gains (losses)            415,227         241,009       4,647,748         685,281      (1,567,099)     (2,004,311)
  Change in unrealized gains
     (losses) on investments          (1,662,665)      1,747,645      (5,453,635)     17,278,590     (11,055,203)      5,368,558
                                    --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                (1,184,929)      1,987,005      (1,794,652)     17,031,552     (12,413,839)      3,459,500
                                    --------------- --------------- --------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                770,615         529,605       1,681,303       1,654,588         723,653       1,270,895
  Net transfers (including
     fixed account)                   12,826,022       7,651,625      (2,369,962)     (2,391,378)       (748,523)     (2,099,530)
  Contract charges                      (196,935)        (79,134)       (362,115)       (348,101)       (232,813)       (268,887)
  Transfers for contract benefits
     and terminations                   (873,409)       (511,062)     (7,186,818)     (5,150,161)     (7,675,415)     (6,847,659)
                                    --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          12,526,293       7,591,034      (8,237,592)     (6,235,052)     (7,933,098)     (7,945,181)
                                    --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                  11,341,364       9,578,039     (10,032,244)     10,796,500     (20,346,937)     (4,485,681)
NET ASSETS:
  Beginning of year                   19,315,032       9,736,993      79,944,130      69,147,630      66,749,894      71,235,575
                                    --------------- --------------- --------------- --------------- --------------- ---------------
  End of year                       $ 30,656,396    $ 19,315,032    $ 69,911,886    $ 79,944,130    $ 46,402,957    $ 66,749,894
                                    =============== =============== =============== =============== =============== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

        MSF BARCLAYS CAPITAL                   MSF BLACKROCK                     MSF BLACKROCK                   MSF BLACKROCK
        AGGREGATE BOND INDEX               AGGRESSIVE GROWTH                       BOND INCOME                     DIVERSIFIED
                  SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
------------------------------- ------------------------------- --------------------------------- -------------------------------
        2011            2010            2011            2010             2011             2010           2011             2010
--------------- --------------- --------------- --------------- ---------------- ---------------- -------------- ----------------
 $ 1,539,232     $ 1,742,209      $ (172,646)     $ (203,815)     $ 3,105,665      $ 3,297,067       $ 75,528         $ 21,925
     554,382         332,797         566,252         740,310          (51,480)        (273,255)        (8,087)        (137,356)
   2,034,041       1,230,442        (959,061)        913,418        2,855,601        5,762,571        100,363          699,869
--------------- --------------- --------------- --------------- ---------------- ---------------- -------------- ----------------
   4,127,655       3,305,448        (565,455)      1,449,913        5,909,786        8,786,383        167,804          584,438
--------------- --------------- --------------- --------------- ---------------- ---------------- -------------- ----------------
     828,715       1,119,745         105,560         202,382        1,086,390        1,672,693        156,944          193,737
  (2,380,687)      2,005,493        (335,696)     (3,001,034)      (9,201,171)       9,329,501        269,665         (214,540)
    (313,207)       (314,347)        (80,949)        (85,908)        (437,651)        (477,856)       (42,846)         (36,880)
  (8,173,019)     (7,783,910)       (808,844)       (834,252)     (15,716,832)     (15,900,890)      (738,822)        (493,555)
--------------- --------------- --------------- --------------- ---------------- ---------------- -------------- ----------------
 (10,038,198)     (4,973,019)     (1,119,929)     (3,718,812)     (24,269,264)      (5,376,552)      (355,059)        (551,238)
--------------- --------------- --------------- --------------- ---------------- ---------------- -------------- ----------------
  (5,910,543)     (1,667,571)     (1,685,384)     (2,268,899)     (18,359,478)       3,409,831       (187,255)          33,200
  74,321,425      75,988,996      14,323,485      16,592,384      134,484,368      131,074,537      8,026,844        7,993,644
--------------- --------------- --------------- --------------- ---------------- ---------------- -------------- ----------------
$ 68,410,882    $ 74,321,425    $ 12,638,101    $ 14,323,485    $ 116,124,890    $ 134,484,368    $ 7,839,589      $ 8,026,844
=============== =============== =============== =============== ================ ================ ============== ================

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                   MSF BLACKROCK            MSF BLACKROCK LEGACY                   MSF BLACKROCK
                                                 LARGE CAP VALUE                LARGE CAP GROWTH                    MONEY MARKET
                                                      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- ------------------------------- -------------------------------
                                            2011            2010            2011            2010            2011            2010
                                    --------------- --------------- --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (118,661)     $ (144,608)   $ (1,067,858)   $ (1,064,212)   $ (1,152,697)   $ (1,534,535)
  Net realized gains (losses)           (446,682)     (1,166,511)      2,756,416         296,126              --              --
  Change in unrealized gains
     (losses) on investments           1,024,361       3,802,040     (10,510,996)     15,706,597              --              --
                                    --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                   459,018       2,490,921      (8,822,438)     14,938,511      (1,152,697)     (1,534,535)
                                    --------------- --------------- --------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                503,369         464,519       1,571,815       1,738,068       1,697,230       3,168,407
  Net transfers (including
     fixed account)                     (196,839)       (610,633)     (1,360,829)     (2,040,991)      7,167,939     (15,573,645)
  Contract charges                      (169,795)       (168,135)       (225,287)       (224,467)       (423,487)       (518,399)
  Transfers for contract benefits
     and terminations                 (3,048,791)     (2,735,850)    (11,798,109)    (11,820,884)    (23,936,876)    (25,111,394)
                                    --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          (2,912,056)     (3,050,099)    (11,812,410)    (12,348,274)    (15,495,194)    (38,035,031)
                                    --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                  (2,453,038)       (559,178)    (20,634,848)      2,590,237     (16,647,891)    (39,569,566)
NET ASSETS:
  Beginning of year                   35,096,472      35,655,650      95,747,201      93,156,964      94,187,372     133,756,938
                                    --------------- --------------- --------------- --------------- --------------- ---------------
  End of year                       $ 32,643,434    $ 35,096,472    $ 75,112,353    $ 95,747,201    $ 77,539,481    $ 94,187,372
                                    =============== =============== =============== =============== =============== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                     MSF DAVIS                           MSF FI                  MSF JENNISON            MSF LOOMIS SAYLES
                 VENTURE VALUE                    VALUE LEADERS                        GROWTH               SMALL CAP CORE
                    SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
--------------------------------- ----------------------------- ----------------------------- ----------------------------
         2011             2010            2011            2010          2011            2010          2011           2010
---------------- ---------------- -------------   ------------- -------------   ------------- ------------- --------------
   $ (958,556)    $ (1,415,130)     $ (103,642)       $ 80,035    $ (137,106)      $ (96,206) $ (1,224,935)  $ (1,214,326)
    6,059,619        2,636,696      (1,531,506)     (2,761,329)      449,153         133,200     2,080,338     (1,408,054)
  (21,900,603)      30,521,530        (912,017)      7,128,291      (398,330)      1,021,680    (1,129,330)    24,335,678
---------------- ---------------- -------------   ------------- -------------   ------------- ------------- --------------
  (16,799,540)      31,743,096      (2,547,165)      4,446,997       (86,283)      1,058,674      (273,927)    21,713,298
---------------- ---------------- -------------   ------------- -------------   ------------- ------------- --------------
    5,128,338        5,887,894         683,236       1,055,535       275,885         305,462     1,084,118      1,633,867
  (13,463,680)      (6,980,914)       (899,768)       (695,260)      973,122         368,648    (4,894,399)    (5,124,269)
   (1,195,228)      (1,220,443)        (83,599)        (87,074)      (48,434)        (45,869)     (315,439)      (311,901)
  (31,997,581)     (30,111,100)     (4,602,676)     (5,211,322)   (1,673,072)     (1,323,034)  (11,460,399)   (10,498,437)
---------------- ---------------- -------------   ------------- -------------   ------------- ------------- --------------
  (41,528,151)     (32,424,563)     (4,902,807)     (4,938,121)     (472,499)       (694,793)  (15,586,119)   (14,300,740)
---------------- ---------------- -------------   ------------- -------------   ------------- ------------- --------------
  (58,327,691)        (681,467)     (7,449,972)       (491,124)     (558,782)        363,881   (15,860,046)     7,412,558
  336,368,565      337,050,032      38,411,839      38,902,963    11,684,531      11,320,650   101,383,579     93,971,021
---------------- ---------------- -------------   ------------- -------------   ------------- ------------- --------------
$ 278,040,874    $ 336,368,565    $ 30,961,867    $ 38,411,839  $ 11,125,749    $ 11,684,531  $ 85,523,533  $ 101,383,579
================ ================ =============   ============= =============   ============= ============= ==============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                               MSF LOOMIS SAYLES                  MSF MET/ARTISAN                 MSF METLIFE
                                                SMALL CAP GROWTH                    MID CAP VALUE     CONSERVATIVE ALLOCATION
                                                      SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
                                    ------------------------------- ----------------------------- ---------------------------
                                            2011            2010             2011           2010          2011          2010
                                    --------------- --------------- -------------- -------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (345,518)     $ (315,306)      $ (644,486)    $ (957,274)    $ 886,059   $ 1,798,939
  Net realized gains (losses)            577,446        (551,683)      (4,315,507)    (8,297,231)    2,506,599     1,084,305
  Change in unrealized gains
     (losses) on investments             292,391       7,353,438       12,582,765     26,866,434    (1,868,017)    4,163,472
                                    --------------- --------------- -------------- -------------- ------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   524,319       6,486,449        7,622,772     17,611,929     1,524,641     7,046,716
                                    --------------- --------------- -------------- -------------- ------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                396,528         521,566        1,365,552      2,116,939     1,765,269       705,645
  Net transfers (including
     fixed account)                   (1,209,941)     (1,672,205)      (7,844,413)    (6,666,210)     (411,791)   20,511,171
  Contract charges                      (118,913)       (112,196)        (498,851)      (513,562)     (510,358)     (519,811)
  Transfers for contract benefits
     and terminations                 (2,790,712)     (1,636,408)     (17,247,745)   (15,158,631)   (9,194,953)   (7,238,670)
                                    --------------- --------------- -------------- -------------- ------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          (3,723,038)     (2,899,243)     (24,225,457)   (20,221,464)   (8,351,833)   13,458,335
                                    --------------- --------------- -------------- -------------- ------------- -------------
     Net increase (decrease)
       in net assets                  (3,198,719)      3,587,206      (16,602,685)    (2,609,535)   (6,827,192)   20,505,051
NET ASSETS:
  Beginning of year                   27,466,974      23,879,768      144,899,873    147,509,408    93,068,263    72,563,212
                                    --------------- --------------- -------------- -------------- ------------- -------------
  End of year                       $ 24,268,255    $ 27,466,974    $ 128,297,188  $ 144,899,873  $ 86,241,071  $ 93,068,263
                                    =============== =============== ============== ============== ============= =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   MSF METLIFE CONSERVATIVE TO                    MSF METLIFE                   MSF METLIFE       MSF METLIFE MODERATE TO
           MODERATE ALLOCATION            MID CAP STOCK INDEX           MODERATE ALLOCATION         AGGRESSIVE ALLOCATION
                    SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
--------------------------------- --------------------------- ----------------------------- -----------------------------
         2011             2010            2011          2010           2011           2010           2011           2010
---------------- ---------------- ------------- ------------- -------------- -------------- -------------- --------------
  $ 1,287,737      $ 3,284,466      $ (258,278)   $ (208,848)   $ 1,242,140    $ 6,554,199      $ 761,447    $ 5,374,441
    1,841,296          279,884       2,869,574       (33,354)     1,266,018     (1,823,313)    (2,244,765)    (8,419,206)
   (3,454,901)      11,481,342      (3,888,821)    9,921,494    (16,593,080)    51,371,118    (30,383,661)    80,534,025
---------------- ---------------- ------------- ------------- -------------- -------------- -------------- --------------
     (325,868)      15,045,692      (1,277,525)    9,679,292    (14,084,922)    56,102,004    (31,866,979)    77,489,260
---------------- ---------------- ------------- ------------- -------------- -------------- -------------- --------------
    4,036,383        6,009,717         707,196       704,902      7,464,072     12,223,576     12,341,567     14,484,708
    1,297,886        9,331,769      (1,103,868)   (2,712,278)    11,445,432      6,703,049    (13,708,821)   (19,528,339)
   (1,005,004)        (976,956)       (206,857)     (203,300)    (3,687,168)    (3,417,421)    (5,156,068)    (5,077,789)
  (11,914,378)     (10,126,589)     (4,973,548)   (3,745,096)   (37,274,768)   (27,494,311)   (32,809,582)   (25,848,199)
---------------- ---------------- ------------- ------------- -------------- -------------- -------------- --------------
   (7,585,113)       4,237,941      (5,577,077)   (5,955,772)   (22,052,432)   (11,985,107)   (39,332,904)   (35,969,619)
---------------- ---------------- ------------- ------------- -------------- -------------- -------------- --------------
   (7,910,981)      19,283,633      (6,854,602)    3,723,520    (36,137,354)    44,116,897    (71,199,883)    41,519,641
  167,254,367      147,970,734      47,047,384    43,323,864    536,129,987    492,013,090    665,791,166    624,271,525
---------------- ---------------- ------------- ------------- -------------- -------------- -------------- --------------
$ 159,343,386    $ 167,254,367    $ 40,192,782  $ 47,047,384  $ 499,992,633  $ 536,129,987  $ 594,591,283  $ 665,791,166
================ ================ ============= ============= ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                     MSF METLIFE                        MSF MFS                       MSF MFS
                                                     STOCK INDEX                   TOTAL RETURN                         VALUE
                                                      SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                    ------------------------------- --------------------------- -----------------------------
                                            2011            2010            2011          2010          2011            2010
                                    --------------- --------------- ------------- ------------- -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 137,134       $ 204,827       $ 748,678     $ 961,004      $ 67,467       $ (10,332)
  Net realized gains (losses)            873,914      (1,124,999)       (603,052)   (1,183,594)      (68,445)       (707,541)
  Change in unrealized gains
     (losses) on investments            (684,523)      8,949,936         389,149     5,232,385      (140,737)      5,806,366
                                    --------------- --------------- ------------- ------------- -------------   -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   326,525       8,029,764         534,775     5,009,795      (141,715)      5,088,493
                                    --------------- --------------- ------------- ------------- -------------   -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              1,136,715       2,607,485         649,985     1,751,704       734,461       1,646,050
  Net transfers (including
     fixed account)                   (1,257,258)     (2,312,935)     (1,899,855)     (931,262)     (326,618)      1,109,739
  Contract charges                      (282,338)       (279,090)       (179,561)     (186,390)     (262,419)       (257,783)
  Transfers for contract benefits
     and terminations                 (9,271,692)     (5,547,519)     (7,745,882)   (6,964,429)   (5,655,771)     (4,771,287)
                                    --------------- --------------- ------------- ------------- -------------   -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          (9,674,573)     (5,532,059)     (9,175,313)   (6,330,377)   (5,510,347)     (2,273,281)
                                    --------------- --------------- ------------- ------------- -------------   -------------
     Net increase (decrease)
       in net assets                  (9,348,048)      2,497,705      (8,640,538)   (1,320,582)   (5,652,062)      2,815,212
NET ASSETS:
  Beginning of year                   69,214,245      66,716,540      63,563,896    64,884,478    56,611,896      53,796,684
                                    --------------- --------------- ------------- ------------- -------------   -------------
  End of year                       $ 59,866,197    $ 69,214,245    $ 54,923,358  $ 63,563,896  $ 50,959,834    $ 56,611,896
                                    =============== =============== ============= ============= =============   =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

          MSF MORGAN STANLEY                   MSF NEUBERGER            MSF NEUBERGER BERMAN                 MSF OPPENHEIMER
                  EAFE INDEX                  BERMAN GENESIS                   MID CAP VALUE                   GLOBAL EQUITY
                  SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------- ------------------------------- ------------------------------- -------------------------------
        2011            2010            2011            2010            2011            2010            2011            2010
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
   $ 472,666       $ 595,781      $ (621,106)     $ (834,343)     $ (542,042)     $ (480,055)      $ 118,138         $ 3,508
     (99,893)       (455,353)     (4,429,945)     (7,247,430)      1,352,550        (945,723)        119,453        (197,678)
  (6,643,460)      2,919,413       9,186,287      24,535,998      (6,367,113)     18,125,903      (2,221,090)      3,021,392
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
  (6,270,687)      3,059,841       4,135,236      16,454,225      (5,556,605)     16,700,125      (1,983,499)      2,827,222
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
     612,609         779,097         893,961       1,177,738       1,199,582       1,152,877         342,868         355,867
    (629,277)        (15,073)     (6,661,621)     (3,480,154)     (4,241,194)     (4,612,580)       (931,153)      1,472,583
    (218,048)       (223,414)       (368,142)       (366,106)       (321,001)       (330,168)       (104,265)        (99,574)
  (4,202,083)     (2,932,073)     (9,481,254)     (8,604,951)     (7,099,985)     (6,280,608)     (1,674,177)     (1,377,399)
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
  (4,436,799)     (2,391,463)    (15,617,056)    (11,273,473)    (10,462,598)    (10,070,479)     (2,366,727)        351,477
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
 (10,707,486)        668,378     (11,481,820)      5,180,752     (16,019,203)      6,629,646      (4,350,226)      3,178,699
  50,334,152      49,665,774      95,668,301      90,487,549      81,576,755      74,947,109      22,574,929      19,396,230
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
$ 39,626,666    $ 50,334,152    $ 84,186,481    $ 95,668,301    $ 65,557,552    $ 81,576,755    $ 18,224,703    $ 22,574,929
=============== =============== =============== =============== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                               MSF T. ROWE PRICE               MSF T. ROWE PRICE
                                          MSF RUSSELL 2000 INDEX                LARGE CAP GROWTH                SMALL CAP GROWTH
                                                      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- ------------------------------- -------------------------------
                                            2011            2010            2011            2010            2011            2010
                                    --------------- --------------- --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (189,860)     $ (166,006)     $ (502,848)     $ (474,563)     $ (274,510)     $ (199,270)
  Net realized gains (losses)            550,758        (472,032)      1,008,633          46,267         570,688         (67,723)
  Change in unrealized gains
     (losses) on investments          (2,602,320)     10,391,937      (1,387,462)      5,925,641        (308,492)      4,835,382
                                    --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                (2,241,422)      9,753,899        (881,677)      5,497,345         (12,314)      4,568,389
                                    --------------- --------------- --------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                578,999         944,726         565,481         560,171         805,812         460,467
  Net transfers (including
     fixed account)                   (1,099,516)     (2,528,419)       (186,151)     (1,403,924)      2,020,280       1,727,307
  Contract charges                      (193,548)       (194,219)       (182,443)       (175,079)       (102,329)        (73,570)
  Transfers for contract benefits
     and terminations                 (4,644,566)     (3,454,074)     (4,778,346)     (3,166,465)     (1,495,380)       (955,435)
                                    --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          (5,358,631)     (5,231,986)     (4,581,459)     (4,185,297)      1,228,383       1,158,769
                                    --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                  (7,600,053)      4,521,913      (5,463,136)      1,312,048       1,216,069       5,727,158
NET ASSETS:
  Beginning of year                   46,741,958      42,220,045      40,587,362      39,275,314      19,218,431      13,491,273
                                    --------------- --------------- --------------- --------------- --------------- ---------------
  End of year                       $ 39,141,905    $ 46,741,958    $ 35,124,226    $ 40,587,362    $ 20,434,500    $ 19,218,431
                                    =============== =============== =============== =============== =============== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

  MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT
  STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT
                    SUBACCOUNT                      SUBACCOUNT
--------------------------------- -------------------------------
         2011             2010            2011            2010
---------------- ---------------- --------------- ---------------
  $ 4,347,979      $ 5,982,579        $ 18,268     $ 1,284,810
    1,308,432          795,879       3,216,148         304,902
     (372,874)       6,357,744         385,241       2,752,106
---------------- ---------------- --------------- ---------------
    5,283,537       13,136,202       3,619,657       4,341,818
---------------- ---------------- --------------- ---------------
      979,150        1,610,512       1,033,706       1,289,584
   (1,864,335)      (1,080,249)       (989,837)       (650,937)
     (419,260)        (436,211)       (361,588)       (373,355)
  (15,233,642)     (12,959,200)    (12,618,218)    (11,552,568)
---------------- ---------------- --------------- ---------------
  (16,538,087)     (12,865,148)    (12,935,937)    (11,287,276)
---------------- ---------------- --------------- ---------------
  (11,254,550)         271,054      (9,316,280)     (6,945,458)
  123,703,747      123,432,693      98,100,793     105,046,251
---------------- ---------------- --------------- ---------------
$ 112,449,197    $ 123,703,747    $ 88,784,513    $ 98,100,793
================ ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on July 1, 1994 to support the Company's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Massachusetts Division of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc. ("MSF")*

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2011:

American Funds Bond Subaccount
American Funds Global Small Capitalization
 Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
MIST American Funds Balanced Allocation
 Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation
 Subaccount
MIST BlackRock Large Cap Core Subaccount
MIST Clarion Global Real Estate Subaccount
MIST Harris Oakmark International Subaccount*
MIST Invesco Small Cap Growth Subaccount
MIST Janus Forty Subaccount
MIST Lazard Mid Cap Subaccount
MIST Legg Mason ClearBridge Aggressive Growth
 Subaccount*
MIST Lord Abbett Bond Debenture Subaccount
MIST Met/Franklin Income Subaccount
MIST Met/Franklin Low Duration Total Return
 Subaccount**
MIST Met/Franklin Mutual Shares Subaccount
MIST Met/Franklin Templeton Founding Strategy
 Subaccount
MIST Met/Templeton Growth Subaccount
MIST MetLife Aggressive Strategy Subaccount**
MIST MFS Research International Subaccount
MIST Morgan Stanley Mid Cap Growth Subaccount
MIST Oppenheimer Capital Appreciation Subaccount
MIST PIMCO Inflation Protected Bond Subaccount
MIST PIMCO Total Return Subaccount
MIST RCM Technology Subaccount
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MSF Artio International Stock Subaccount*
MSF Barclays Capital Aggregate Bond Index
 Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount*
MSF BlackRock Diversified Subaccount
MSF BlackRock Large Cap Value Subaccount*
MSF BlackRock Legacy Large Cap Growth
 Subaccount*
MSF BlackRock Money Market Subaccount*

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

MSF Davis Venture Value Subaccount*
MSF FI Value Leaders Subaccount*
MSF Jennison Growth Subaccount*
MSF Loomis Sayles Small Cap Core Subaccount*
MSF Loomis Sayles Small Cap Growth Subaccount
MSF Met/Artisan Mid Cap Value Subaccount*
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation
 Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation
 Subaccount
MSF MetLife Stock Index Subaccount
MSF MFS Total Return Subaccount*
MSF MFS Value Subaccount*
MSF Morgan Stanley EAFE Index Subaccount
MSF Neuberger Berman Genesis Subaccount*
MSF Neuberger Berman Mid Cap Value Subaccount
MSF Oppenheimer Global Equity Subaccount
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management Strategic Bond
 Opportunities Subaccount*
MSF Western Asset Management U.S. Government
 Subaccount*

* This Subaccount invests in two or more share classes within the underlying portfolio or fund of the Trusts.

** This Subaccount began operations during the year ended December 31, 2011


3. PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31, 2011:

MIST Legg Mason Value Equity Subaccount
MSF MetLife Aggressive Allocation Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2011:

MERGERS:

FORMER PORTFOLIO                                   NEW PORTFOLIO
(MIST) Legg Mason Value Equity Portfolio           (MIST) Legg Mason ClearBridge Aggressive Growth Portfolio
(MSF) MetLife Aggressive Allocation Portfolio      (MIST) MetLife Aggressive Strategy Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Subaccounts' investment in shares of the portfolio or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumption a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return ranges from 3.5% to 5.0% . The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/ or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In May 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding fair value measurements (Accounting Standards Update ("ASU") 2011-04, FAIR VALUE MEASUREMENT (TOPIC 820): AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Separate Account does not expect the adoption of this new guidance to have a material impact on its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

EARNINGS PRESERVATION BENEFIT -- For an additional charge, the Company will provide this additional death benefit.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2011:

Mortality and Expense Risk            1.15% - 2.20%
Administrative                                0.10%
Earnings Preservation Benefit                 0.25%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts:

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed amount at the end of a specified number of years.

LIFETIME WITHDRAWAL GUARANTEE -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

GUARANTEED WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the period return on the investment.

GUARANTEED MINIMUM INCOME BENEFIT -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

ENHANCED DEATH BENEFIT -- For an additional charge, the Company will guarantee the highest value on any contract anniversary.

ENHANCED GUARANTEED WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2011:

Guaranteed Minimum Accumulation Benefit         0.75%
Lifetime Withdrawal Guarantee           0.50% - 1.80%
Guaranteed Withdrawal Benefit           0.50% - 0.95%
Guaranteed Minimum Income Benefit       0.50% - 1.50%
Enhanced Death Benefit                  0.75% - 1.50%
Enhanced Guaranteed Withdrawal Benefit  0.55% - 1.00%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis. For certain Contracts with a value of $50,000 or greater, or for certain other Contracts with a value of $25,000 or greater if net deposits of at least $1,000 are made during the year, this charge may be waived. Some Contracts do not assess this charge for annuitization. In addition, Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an affiliate of the Company.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                               FOR THE YEAR ENDED
                                                             AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                             ----------------------- ----------------------------
                                                                                           COST OF       PROCEEDS
                                                                 SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                             ---------- ------------ ------------- --------------
American Funds Bond Subaccount                                4,358,381   47,686,281     5,657,232      7,394,259
American Funds Global Small Capitalization Subaccount         6,762,665  140,098,173     6,855,921     21,867,269
American Funds Growth Subaccount                              6,581,606  323,770,046     4,154,199     60,038,803
American Funds Growth-Income Subaccount                       6,280,031  211,066,519     4,296,667     34,311,307
MIST American Funds Balanced Allocation Subaccount           15,288,857  121,791,121    10,133,665     18,307,170
MIST American Funds Growth Allocation Subaccount             27,487,553  206,364,030    19,216,656     20,421,994
MIST American Funds Moderate Allocation Subaccount           13,290,930  113,013,500    11,101,701     15,509,835
MIST BlackRock Large Cap Core Subaccount                      1,595,639   14,949,148     2,750,088      3,005,192
MIST Clarion Global Real Estate Subaccount                    6,813,387   88,357,146     4,124,552     10,646,004
MIST Harris Oakmark International Subaccount                  9,042,750  127,526,878     7,210,225     13,804,861
MIST Invesco Small Cap Growth Subaccount                        660,778    8,236,377       765,166      2,062,377
MIST Janus Forty Subaccount                                     671,795   40,196,571     3,441,220      9,198,478
MIST Lazard Mid Cap Subaccount                                1,859,161   22,550,082       913,853      4,892,964
MIST Legg Mason ClearBridge Aggressive Growth Subaccount      2,746,825   21,948,769    19,989,358      8,669,332
MIST Lord Abbett Bond Debenture Subaccount                    6,736,554   80,329,420     8,137,097     15,300,885
MIST Met/Franklin Income Subaccount                             827,327    8,086,527     3,763,805      1,981,153
MIST Met/Franklin Low Duration Total Return Subaccount (a)       78,476      775,789       818,042         42,009
MIST Met/Franklin Mutual Shares Subaccount                      481,395    3,798,919     1,932,951      2,046,171
MIST Met/Franklin Templeton Founding Strategy Subaccount      1,600,930   13,606,206     4,213,666      3,331,798
MIST Met/Templeton Growth Subaccount                            234,032    2,067,805     1,770,731      1,548,218
MIST MetLife Aggressive Strategy Subaccount (a)               3,132,426   32,599,989    34,619,217      1,803,530
MIST MFS Research International Subaccount                    6,661,647   74,077,174     3,157,997      9,630,071
MIST Morgan Stanley Mid Cap Growth Subaccount                 1,496,079   15,136,215     3,876,066      6,384,432
MIST Oppenheimer Capital Appreciation Subaccount              1,093,960    7,120,677       707,175      1,638,196
MIST PIMCO Inflation Protected Bond Subaccount                6,844,014   74,916,806    13,438,011     12,187,370
MIST PIMCO Total Return Subaccount                           22,990,683  264,364,797    22,736,306     45,220,211
MIST RCM Technology Subaccount                                5,170,687   22,488,868     7,294,008      6,898,982
MIST SSgA Growth and Income ETF Subaccount                    5,200,076   54,208,158    20,409,923      9,335,404
MIST SSgA Growth ETF Subaccount                               2,873,150   29,598,983    17,944,645      5,355,804
MIST T. Rowe Price Mid Cap Growth Subaccount                  7,558,063   59,257,743     5,574,256     12,756,137
MSF Artio International Stock Subaccount                      5,960,756   63,719,538     3,755,079     11,479,636
MSF Barclays Capital Aggregate Bond Index Subaccount          6,016,810   63,994,459     4,916,268     13,415,175
MSF BlackRock Aggressive Growth Subaccount                      511,877    9,872,654       850,676      2,143,212
MSF BlackRock Bond Income Subaccount                          1,059,628  113,868,294     8,035,300     29,198,916
MSF BlackRock Diversified Subaccount                            493,996    7,842,018     1,277,755      1,557,307
MSF BlackRock Large Cap Value Subaccount                      3,167,589   35,413,221     4,670,559      7,701,181
MSF BlackRock Legacy Large Cap Growth Subaccount              3,030,661   69,945,982     5,917,717     18,797,855
MSF BlackRock Money Market Subaccount                           775,397   77,539,643    26,647,304     43,295,201
MSF Davis Venture Value Subaccount                            9,421,451  255,887,197     6,557,204     49,043,739
MSF FI Value Leaders Subaccount                                 235,640   40,209,815     1,474,351      6,480,739
MSF Jennison Growth Subaccount                                  922,117    9,999,455     2,480,527      3,090,131
MSF Loomis Sayles Small Cap Core Subaccount                     386,876   78,329,129     1,900,844     18,711,755
MSF Loomis Sayles Small Cap Growth Subaccount                 2,494,188   22,313,660     1,494,915      5,563,409
MSF Met/Artisan Mid Cap Value Subaccount                        727,603  149,396,679     2,178,164     27,048,109
MSF MetLife Conservative Allocation Subaccount                7,479,717   80,079,757    23,570,340     31,036,099
MSF MetLife Conservative to Moderate Allocation Subaccount   14,265,302  150,411,828    19,553,805     25,851,176
MSF MetLife Mid Cap Stock Index Subaccount                    3,130,293   38,294,079     5,178,180      9,066,276
MSF MetLife Moderate Allocation Subaccount                   46,338,526  497,042,451    29,371,918     50,182,179
MSF MetLife Moderate to Aggressive Allocation Subaccount     57,392,986  643,426,659    24,135,436     62,706,886
MSF MetLife Stock Index Subaccount                            2,081,585   58,455,643     3,850,654     12,966,278
MSF MFS Total Return Subaccount                                 427,634   58,058,603     2,675,666     11,102,217

(a) For the period May 2, 2011 to December 31, 2011.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                             SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          --------- ------------- ------------- --------------
MSF MFS Value Subaccount                                  4,190,374    52,078,725     3,303,692      8,746,497
MSF Morgan Stanley EAFE Index Subaccount                  3,942,971    45,993,607     2,620,274      6,584,375
MSF Neuberger Berman Genesis Subaccount                   7,070,321   105,748,049     1,227,605     17,465,688
MSF Neuberger Berman Mid Cap Value Subaccount             3,560,983    63,465,084     2,389,099     13,393,756
MSF Oppenheimer Global Equity Subaccount                  1,316,826    19,472,813     3,116,856      5,365,411
MSF Russell 2000 Index Subaccount                         3,149,003    37,968,067     1,604,176      7,152,666
MSF T. Rowe Price Large Cap Growth Subaccount             2,376,480    31,714,147     2,780,381      7,864,598
MSF T. Rowe Price Small Cap Growth Subaccount             1,267,658    17,855,437     4,638,511      3,684,538
MSF Western Asset Management Strategic Bond Opportunities
  Subaccount                                              8,681,838   104,914,125     9,432,654     21,622,619
MSF Western Asset Management U.S. Government Subaccount   7,301,443    87,907,385     9,648,395     19,293,759

(a) For the period May 2, 2011 to December 31, 2011.

This page is intentionally left blank.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                                         AMERICAN FUNDS
                                     AMERICAN FUNDS BOND    GLOBAL SMALL CAPITALIZATION    AMERICAN FUNDS GROWTH
                                              SUBACCOUNT                     SUBACCOUNT               SUBACCOUNT
                                  ------------------------- ----------------------------- ---------------------------
                                       2011         2010          2011             2010       2011          2010
                                  ------------ ------------ ------------ ---------------- ------------- -------------
Units beginning of year           2,945,065    3,071,795     52,551,757       59,079,554  27,474,181    30,156,868
Units issued and transferred
  from other funding options        589,020      531,242      7,492,985        5,539,146   2,005,320     1,533,967
Units redeemed and transferred to
  other funding options            (734,968)    (657,972)   (12,488,925)     (12,066,943) (5,518,843)   (4,216,654)
                                  ------------ ------------ ------------ ---------------- ------------- -------------
Units end of year                 2,799,117    2,945,065     47,555,817       52,551,757  23,960,658    27,474,181
                                  ============ ============ ============ ================ ============= =============

                                    MIST AMERICAN FUNDS            MIST BLACKROCK                MIST CLARION
                                    MODERATE ALLOCATION            LARGE CAP CORE          GLOBAL REAL ESTATE
                                             SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
                               --------------------------- ------------------------- ---------------------------
                                     2011          2010         2011         2010          2011          2010
                               ------------- ------------- ------------ ------------ ------------- -------------
Units beginning of year        13,483,240    13,352,432    2,151,070    2,219,896     5,305,672     6,024,699
Units issued and transferred
  from other funding options    1,293,594     2,729,029      602,934      350,948       537,749       349,297
Units redeemed and transferred
  to other funding options     (1,828,237)   (2,598,221)    (643,394)    (419,774)   (1,112,917)   (1,068,324)
                               ------------- ------------- ------------ ------------ ------------- -------------
Units end of year              12,948,597    13,483,240    2,110,610    2,151,070     4,730,504     5,305,672
                               ============= ============= ============ ============ ============= =============

                                            MIST LAZARD    MIST LEGG MASON CLEARBRIDGE            MIST LORD ABBETT
                                                MID CAP              AGGRESSIVE GROWTH              BOND DEBENTURE
                                             SUBACCOUNT                     SUBACCOUNT                  SUBACCOUNT
                               --------------------------- ------------------------------ ---------------------------
                                     2011          2010           2011            2010          2011          2010
                               ------------- ------------- -------------- --------------- ------------- -------------
Units beginning of year        15,944,446    17,730,858     13,748,193      13,321,184    40,456,988    45,066,399
Units issued and transferred
  from other funding options    1,421,393     1,122,748     33,475,704       5,762,132     4,708,824     3,841,251
Units redeemed and transferred
  to other funding options     (3,876,881)   (2,909,160)   (16,199,227)     (5,335,123)   (9,607,414)   (8,450,662)
                               ------------- ------------- -------------- --------------- ------------- -------------
Units end of year              13,488,958    15,944,446     31,024,670      13,748,193    35,558,398    40,456,988
                               ============= ============= ============== =============== ============= =============

                                                                                      MIST METLIFE
                               MIST MET/FRANKLIN TEMPLETON      MIST MET/TEMPLETON      AGGRESSIVE
                                         FOUNDING STRATEGY                  GROWTH        STRATEGY
                                                SUBACCOUNT              SUBACCOUNT      SUBACCOUNT
                               ------------------------------ ----------------------- ---------------
                                    2011              2010        2011        2010         2011 (a)
                               ------------ ----------------- ----------- ----------- ---------------
Units beginning of year        1,545,915         1,430,940     210,580     170,207              --
Units issued and transferred
  from other funding options     463,332           281,649     196,379     144,362       2,878,566
Units redeemed and transferred
  to other funding options      (390,280)         (166,674)   (168,512)   (103,989)       (191,633)
                               ------------ ----------------- ----------- ----------- ---------------
Units end of year              1,618,967         1,545,915     238,447     210,580       2,686,933
                               ============ ================= =========== =========== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

          AMERICAN FUNDS         MIST AMERICAN FUNDS         MIST AMERICAN FUNDS
           GROWTH-INCOME         BALANCED ALLOCATION           GROWTH ALLOCATION
              SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
--------------------------- --------------------------- ---------------------------
      2011          2010          2011          2010          2011          2010
------------- ------------- ------------- ------------- ------------- -------------
24,532,016    26,742,753    15,942,456    13,992,338    27,089,390    27,288,636
 1,810,570     1,626,808     1,448,198     3,851,663     2,919,615     4,112,696
(4,862,391)   (3,837,545)   (2,321,463)   (1,901,545)   (2,990,751)   (4,311,942)
------------- ------------- ------------- ------------- ------------- -------------
21,480,195    24,532,016    15,069,191    15,942,456    27,018,254    27,089,390
============= ============= ============= ============= ============= =============

      MIST HARRIS OAKMARK             MIST INVESCO
            INTERNATIONAL         SMALL CAP GROWTH      MIST JANUS FORTY
               SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
--------------------------- --------------------------- ---------------------
      2011           2010       2011          2010       2011       2010
------------ -------------- ------------- ------------- ---------- ----------
 64,400,034   67,787,358     6,512,357     7,081,464    318,947    339,584
 10,364,158    8,020,890       864,363       894,652     48,558     77,561
(12,889,997) (11,408,214)   (1,563,199)   (1,463,759)   (86,091)   (98,198)
------------ -------------- ------------- ------------- ---------- ----------
 61,874,195   64,400,034     5,813,521     6,512,357    281,414    318,947
============ ============== ============= ============= ========== ==========

                                    MIST
                            MET/FRANKLIN
                            LOW DURATION       MIST MET/FRANKLIN
MIST MET/FRANKLIN INCOME    TOTAL RETURN           MUTUAL SHARES
              SUBACCOUNT      SUBACCOUNT              SUBACCOUNT
--------------------------- --------------- -----------------------
    2011            2010         2011 (a)       2011        2010
----------- --------------- --------------- ----------- -----------
 635,237         473,395              --     493,765     361,687
 343,314         346,038          84,555     222,789     243,521
(230,901)       (184,196)         (5,375)   (272,100)   (111,443)
----------- --------------- --------------- ----------- -----------
 747,650         635,237          79,180     444,454     493,765
=========== =============== =============== =========== ===========

       MIST MFS RESEARCH         MIST MORGAN STANLEY        MIST OPPENHEIMER
           INTERNATIONAL              MID CAP GROWTH    CAPITAL APPRECIATION
              SUBACCOUNT                  SUBACCOUNT              SUBACCOUNT
--------------------------- --------------------------- -----------------------
      2011          2010          2011       2010 (b)       2011        2010
------------- ------------- ------------- ------------- ----------- -----------
50,128,644    55,359,653    13,082,111            --     894,194     925,954
 5,332,291     4,753,189     3,611,444    15,029,052     124,960     163,091
(9,840,029)   (9,984,198)   (5,430,710)   (1,946,941)   (224,289)   (194,851)
------------- ------------- ------------- ------------- ----------- -----------
45,620,906    50,128,644    11,262,845    13,082,111     794,865     894,194
============= ============= ============= ============= =========== ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                             MIST PIMCO                   MIST PIMCO                  MIST RCM
                               INFLATION PROTECTED BOND                 TOTAL RETURN                TECHNOLOGY
                                             SUBACCOUNT                   SUBACCOUNT                SUBACCOUNT
                               --------------------------- -------------------------- --------------------------
                                     2011          2010           2011          2010       2011           2010
                               ------------- ------------- ------------ ------------- ------------ -------------
Units beginning of year         5,520,709     5,037,736    184,908,912   187,516,672   34,879,760   37,574,370
Units issued and transferred
  from other funding options    1,552,505     1,735,346     24,220,492    31,599,322   14,996,369    8,266,610
Units redeemed and transferred
  to other funding options     (1,738,491)   (1,252,373)   (45,847,523)  (34,207,082) (14,186,328) (10,961,220)
                               ------------- ------------- ------------ ------------- ------------ -------------
Units end of year               5,334,723     5,520,709    163,281,881   184,908,912   35,689,801   34,879,760
                               ============= ============= ============ ============= ============ =============

                                               MSF ARTIO      MSF BARCLAYS CAPITAL        MSF BLACKROCK
                                     INTERNATIONAL STOCK      AGGREGATE BOND INDEX    AGGRESSIVE GROWTH
                                              SUBACCOUNT                SUBACCOUNT           SUBACCOUNT
                               -------------------------- --------------------------- ----------------------
                                     2011           2010        2011            2010     2011        2010
                               ------------ ------------- ------------ -------------- ---------- -----------
Units beginning of year        47,670,713     53,729,516   47,369,400     50,555,772  315,681     418,747
Units issued and transferred
  from other funding options    5,389,996      5,152,743    6,336,063      7,031,407   31,793      70,744
Units redeemed and transferred
  to other funding options     (11,149,868)  (11,211,546) (12,564,766)   (10,217,779) (56,022)   (173,810)
                               ------------ ------------- ------------ -------------- ---------- -----------
Units end of year              41,910,841     47,670,713   41,140,697     47,369,400  291,452     315,681
                               ============ ============= ============ ============== ========== ===========

                                          MSF BLACKROCK                MSF BLACKROCK                 MSF DAVIS
                                LEGACY LARGE CAP GROWTH                 MONEY MARKET             VENTURE VALUE
                                             SUBACCOUNT                   SUBACCOUNT                SUBACCOUNT
                               --------------------------- ------------------------- --------------------------
                                     2011          2010          2011           2010       2011          2010
                               ------------- ------------- ---------- -------------- ------------ -------------
Units beginning of year        29,309,341    33,664,123    39,483,517     55,516,273  99,593,907  110,104,989
Units issued and transferred
  from other funding options    3,459,737     2,435,719    19,833,522     21,920,933   7,241,059    6,556,801
Units redeemed and transferred
  to other funding options     (7,162,484)   (6,790,501)   (26,354,130) (37,953,689) (19,887,639) (17,067,883)
                               ------------- ------------- ------------ ------------ ------------ -------------
Units end of year              25,606,594    29,309,341     32,962,909   39,483,517   86,947,327   99,593,907
                               ============= ============= ============ ============ ============ =============

                                      MSF LOOMIS SAYLES              MSF MET/ARTISAN                 MSF METLIFE
                                       SMALL CAP GROWTH                MID CAP VALUE     CONSERVATIVE ALLOCATION
                                             SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                               --------------------------- ---------------------------- ---------------------------
                                     2011          2010           2011          2010          2011          2010
                               ------------- ------------- -------------- ------------- ------------- -------------
Units beginning of year        25,406,974    28,645,137     46,714,914    53,920,168     7,535,384     6,388,536
Units issued and transferred
  from other funding options    4,018,291     2,352,923      3,202,058     1,992,514     2,375,864     2,859,120
Units redeemed and transferred
  to other funding options     (7,316,165)   (5,591,086)   (10,689,614)   (9,197,768)   (3,060,819)   (1,712,272)
                               ------------- ------------- -------------- ------------- ------------- -------------
Units end of year              22,109,100    25,406,974     39,227,358    46,714,914     6,850,429     7,535,384
                               ============= ============= ============== ============= ============= =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

              MIST SSGA                 MIST SSGA           MIST T. ROWE PRICE
      GROWTH AND INCOME                GROWTH ETF               MID CAP GROWTH
         ETF SUBACCOUNT                SUBACCOUNT                   SUBACCOUNT
-------------------------- ------------------------ ---------------------------
      2011         2010         2011         2010          2011           2010
------------- ------------ ------------ ----------- ------------ --------------
 4,098,681    2,026,449    1,705,233      969,001    75,544,471     82,364,180
 2,126,953    2,532,263    1,717,860    1,101,136    11,674,354      8,281,197
(1,292,494)    (460,031)    (624,688)    (364,904)  (19,249,926)   (15,100,906)
------------- ------------ ------------ ----------- ------------ --------------
 4,933,140    4,098,681    2,798,405    1,705,233    67,968,899     75,544,471
============= ============ ============ =========== ============ ==============

           MSF BLACKROCK             MSF BLACKROCK               MSF BLACKROCK
             BOND INCOME               DIVERSIFIED             LARGE CAP VALUE
              SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
--------------------------- ------------------------- ---------------------------
      2011          2010           2011       2010          2011          2010
------------- ------------- -------------- ---------- ------------- -------------
24,773,298    25,673,709        196,600    212,231    31,479,302    34,398,769
 2,766,387     5,333,945         34,724     39,204     6,191,841     4,155,124
(7,281,521)   (6,234,356)       (44,236)   (54,835)   (8,616,556)   (7,074,591)
------------- ------------- -------------- ---------- ------------- -------------
20,258,164    24,773,298        187,088    196,600    29,054,587    31,479,302
============= ============= ============== ========== ============= =============

                  MSF FI                                       MSF LOOMIS SAYLES
           VALUE LEADERS         MSF JENNISON GROWTH              SMALL CAP CORE
              SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
--------------------------- --------------------------- ---------------------------
      2011          2010          2011          2010          2011          2010
------------- ------------- ------------- ------------- ------------- -------------
14,364,447    16,433,189    22,485,876    23,949,323    27,650,261    32,203,056
   888,721     1,308,628     5,992,035     5,026,027     1,896,503     1,492,827
(2,736,405)   (3,377,370)   (6,905,233)   (6,489,474)   (6,016,817)   (6,045,622)
------------- ------------- ------------- ------------- ------------- -------------
12,516,763    14,364,447    21,572,678    22,485,876    23,529,947    27,650,261
============= ============= ============= ============= ============= =============

             MSF METLIFE
         CONSERVATIVE TO                 MSF METLIFE                 MSF METLIFE
     MODERATE ALLOCATION         MID CAP STOCK INDEX         MODERATE ALLOCATION
              SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
--------------------------- --------------------------- ---------------------------
      2011          2010          2011          2010          2011          2010
------------- ------------- ------------- ------------- ------------- -------------
13,681,075    13,325,330    26,771,630    30,674,872    44,597,787    45,728,144
 2,020,791     2,899,070     4,154,231     2,779,247     4,634,501     3,936,592
(2,637,782)   (2,543,325)   (7,267,073)   (6,682,489)   (6,519,848)   (5,066,949)
------------- ------------- ------------- ------------- ------------- -------------
13,064,084    13,681,075    23,658,788    26,771,630    42,712,440    44,597,787
============= ============= ============= ============= ============= =============

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                   MSF METLIFE MODERATE                 MSF METLIFE                     MSF MFS
                               TO AGGRESSIVE ALLOCATION                 STOCK INDEX                TOTAL RETURN
                                             SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                               --------------------------- --------------------------- ---------------------------
                                     2011          2010          2011          2010          2011          2010
                               ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year        56,779,679    60,277,070    17,661,885    19,266,039    10,540,754    11,528,715
Units issued and transferred
  from other funding options    3,576,403     3,103,749     2,195,077     2,804,880       854,670       880,621
Units redeemed and transferred
  to other funding options     (6,983,573)   (6,601,140)   (4,690,179)   (4,409,034)   (2,260,888)   (1,868,582)
                               ------------- ------------- ------------- ------------- ------------- -------------
Units end of year              53,372,509    56,779,679    15,166,783    17,661,885     9,134,536    10,540,754
                               ============= ============= ============= ============= ============= =============

                                   MSF NEUBERGER BERMAN        MSF OPPENHEIMER
                                          MID CAP VALUE          GLOBAL EQUITY      MSF RUSSELL 2000 INDEX
                                             SUBACCOUNT             SUBACCOUNT                  SUBACCOUNT
                               ------------------------ ------------------------- ---------------------------
                                     2011         2010       2011         2010          2011          2010
                               ----------- ------------ ------------ ------------ ------------- -------------
Units beginning of year        32,310,928   36,930,883  1,193,937    1,174,821    25,697,081    29,015,735
Units issued and transferred
  from other funding options    3,704,341    5,410,357    273,353      255,026     2,757,384     2,538,422
Units redeemed and transferred
  to other funding options     (7,851,524) (10,030,312)  (401,499)    (235,910)   (5,703,619)   (5,857,076)
                               ----------- ------------ ------------ ------------ ------------- -------------
Units end of year              28,163,745   32,310,928  1,065,791    1,193,937    22,750,846    25,697,081
                               =========== ============ ============ ============= ============= =============

                                MSF WESTERN ASSET MANAGEMENT
                                  U.S. GOVERNMENT SUBACCOUNT
                                ----------------------------
                                      2011              2010
                                ------------ -----------------
Units beginning of year          55,261,352        61,651,744
Units issued and transferred
  from other funding options      6,787,961         7,456,692
Units redeemed and transferred
  to other funding options      (13,988,786)      (13,847,084)
                                ------------ -----------------
Units end of year                48,060,527        55,261,352
                                ============ =================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

                                  MSF MORGAN STANLEY         MSF NEUBERGER BERMAN
           MSF MFS VALUE                  EAFE INDEX                      GENESIS
              SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
--------------------------- --------------------------- ---------------------------
      2011          2010          2011          2010          2011           2010
------------- ------------- ------------- ------------- ------------ --------------
46,771,975    48,825,274    38,834,375    40,843,404     57,635,646     65,356,132
 4,718,831     5,275,995     4,016,511     4,768,429      3,397,602      3,459,202
(9,135,874)   (7,329,294)   (7,444,726)   (6,777,458)   (12,415,681)   (11,179,688)
------------- ------------- ------------- ------------- ------------ --------------
42,354,932    46,771,975    35,406,160    38,834,375     48,617,567     57,635,646
============= ============= ============= ============= ============ ==============

       MSF T. ROWE PRICE           MSF T. ROWE PRICE    MSF WESTERN ASSET MANAGEMENT
        LARGE CAP GROWTH            SMALL CAP GROWTH    STRATEGIC BOND OPPORTUNITIES
              SUBACCOUNT                  SUBACCOUNT                      SUBACCOUNT
--------------------------- --------------------------- -------------------------------
      2011          2010          2011          2010           2011             2010
------------- ------------- ------------- ------------- -------------- ----------------
28,445,616    31,750,181    10,488,236     9,780,386     47,539,639       52,680,188
 4,215,156     2,242,255     4,020,215     2,963,809      4,642,922        4,782,515
(7,404,394)   (5,546,820)   (3,390,892)   (2,255,959)   (10,907,121)      (9,923,064)
------------- ------------- ------------- ------------- -------------- ----------------
25,256,378    28,445,616    11,117,559    10,488,236     41,275,440       47,539,639
============= ============= ============= ============= ============== ================

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio or fund for the respective stated periods in the five years ended December 31, 2011:

                                             AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ----------- -------------------
American Funds Bond          2011  2,799,117     14.82 - 17.28  47,375,496          2.97 1.15 - 2.20      3.54 - 4.63
  Subaccount                 2010  2,945,065     14.31 - 16.52  47,656,298          2.96 1.15 - 2.20      3.87 - 4.97
                             2009  3,071,795     13.78 - 15.74  47,418,093          3.33 1.15 - 2.20     9.88 - 11.04
                             2008  2,820,871     12.54 - 14.17  39,183,687          5.59 1.40 - 2.45 (11.55) - (10.61)
                             2007  2,725,211     14.17 - 15.86  42,389,061          9.30 1.40 - 2.20      0.81 - 1.88
American Funds Global Small  2011 47,555,817       2.15 - 2.48 115,235,673          1.33 1.15 - 2.20 (21.09) - (20.23)
  Capitalization Subaccount  2010 52,551,757       2.72 - 3.11 159,797,037          1.72 1.15 - 2.20    19.44 - 20.76
                             2009 59,079,554       2.28 - 2.58 148,944,945          0.28 1.15 - 2.20    57.25 - 59.12
                             2008 60,515,499       1.45 - 1.62  95,997,112            -- 1.40 - 2.45 (54.65) - (54.15)
                             2007 60,105,854       3.19 - 3.53 208,203,295          2.97 1.40 - 2.20    18.47 - 19.79
American Funds Growth        2011 23,960,658     11.05 - 14.82 340,137,197          0.60 1.15 - 2.20   (6.59) - (5.56)
  Subaccount                 2010 27,474,181     11.83 - 15.70 412,587,326          0.71 1.15 - 2.20    15.82 - 17.09
                             2009 30,156,868     10.22 - 13.41 387,130,972          0.67 1.15 - 2.20    36.04 - 37.54
                             2008 30,541,557       7.51 - 9.76 284,916,547          0.81 1.40 - 2.45 (45.33) - (44.73)
                             2007 30,902,914     13.74 - 17.66 521,504,148          0.78 1.40 - 2.20     9.61 - 10.83
American Funds               2011 21,480,195      7.55 - 10.13 207,680,427          1.49 1.15 - 2.20   (4.20) - (3.14)
  Growth-Income Subaccount   2010 24,532,016      7.89 - 10.46 244,743,387          1.46 1.15 - 2.20      8.73 - 9.94
                             2009 26,742,753       7.25 - 9.52 242,904,693          1.62 1.15 - 2.20    28.08 - 29.48
                             2008 28,113,175       5.66 - 7.36 197,255,085          1.68 1.40 - 2.45 (39.36) - (38.69)
                             2007 30,234,841      9.34 - 12.00 345,794,661          1.50 1.40 - 2.20      2.49 - 3.63
MIST American Funds Balanced 2011 15,069,191       9.32 - 9.63 144,479,630          1.30 1.15 - 2.05   (4.12) - (3.24)
  Allocation Subaccount      2010 15,942,456       9.72 - 9.96 158,154,223          1.11 1.15 - 2.05     9.89 - 10.88
  (Commenced 4/28/2008)      2009 13,992,338       8.84 - 8.98 125,363,657            -- 1.15 - 2.05    26.70 - 27.85
                             2008  5,648,899       6.99 - 7.02  39,643,472          7.71 1.15 - 2.20 (30.20) - (29.82)
MIST American Funds Growth   2011 27,018,254       8.63 - 8.92 239,966,279          1.11 1.15 - 2.05   (6.66) - (5.82)
  Allocation Subaccount      2010 27,089,390       9.27 - 9.47 255,735,337          0.90 1.15 - 1.95    11.30 - 12.18
  (Commenced 4/28/2008)      2009 27,288,636       8.31 - 8.44 229,891,874            -- 1.15 - 2.05    31.32 - 32.51
                             2008 14,787,614       6.33 - 6.37  94,128,613          7.99 1.15 - 2.20 (36.67) - (36.28)
MIST American Funds Moderate 2011 12,948,597      9.78 - 10.11 130,383,950          1.57 1.15 - 2.05   (1.84) - (0.96)
  Allocation Subaccount      2010 13,483,240      9.99 - 10.20 137,196,371          1.54 1.15 - 1.95      7.79 - 8.66
  (Commenced 4/28/2008)      2009 13,352,432       9.27 - 9.39 125,180,455            -- 1.15 - 1.95    21.02 - 21.98
                             2008  5,916,003       7.65 - 7.70  45,509,770          7.36 1.15 - 2.20 (23.63) - (23.16)
MIST BlackRock Large Cap     2011  2,110,610       4.99 - 6.74  13,594,636          0.97 1.15 - 2.20   (1.92) - (0.88)
  Core Subaccount            2010  2,151,070       5.23 - 6.80  13,961,316          1.18 1.15 - 2.10    10.12 - 11.17
  (Commenced 4/30/2007)      2009  2,219,896       4.75 - 6.12  12,948,773          1.33 1.15 - 2.10    16.72 - 17.82
                             2008  1,923,929       4.07 - 5.19   9,509,002          0.52 1.15 - 2.20 (38.62) - (38.03)
                             2007  1,980,892       6.47 - 8.38  15,767,583            -- 1.15 - 2.20    (0.62) - 0.10

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                 ---------------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                 ---------- ----------------- ----------- ------------- ----------- -------------------
MIST Clarion Global Real    2011  4,730,504     12.49 - 13.54  63,228,091          3.94 1.15 - 2.20   (7.63) - (6.67)
  Estate Subaccount         2010  5,305,672     13.52 - 14.50  76,081,125          8.38 1.15 - 2.20    13.58 - 14.78
                            2009  6,024,699     11.90 - 12.64  75,386,178          3.21 1.15 - 2.20    31.81 - 33.20
                            2008  6,042,201       9.03 - 9.49  56,822,273          1.70 1.15 - 2.20 (42.95) - (42.34)
                            2007  5,915,463     15.83 - 16.45  96,646,726          0.93 1.15 - 2.20 (16.87) - (15.98)
MIST Harris Oakmark         2011 61,874,195       1.55 - 1.75 105,629,994            -- 1.15 - 2.20 (16.14) - (15.10)
  International Subaccount  2010 64,400,034       1.85 - 2.06 129,723,549          1.94 1.15 - 2.20    13.89 - 15.15
                            2009 67,787,358       1.63 - 1.79 118,742,264          7.96 1.15 - 2.20    51.63 - 53.56
                            2008 70,703,349       1.07 - 1.17  80,912,088          1.68 1.15 - 2.20 (42.18) - (41.50)
                            2007 80,210,908       1.85 - 1.99 157,262,608          0.81 1.15 - 2.20   (3.28) - (2.14)
MIST Invesco Small Cap      2011  5,813,521       1.45 - 1.59   9,072,306            -- 1.15 - 2.05   (3.07) - (2.21)
  Growth Subaccount         2010  6,512,357       1.50 - 1.63  10,411,880            -- 1.15 - 2.05    23.60 - 24.75
                            2009  7,081,464       1.21 - 1.31   9,095,350            -- 1.15 - 2.05    31.17 - 32.35
                            2008  7,228,054       0.92 - 0.99   7,026,353            -- 1.15 - 2.20 (39.98) - (39.43)
                            2007  8,263,536       1.53 - 1.63  13,285,772            -- 1.15 - 2.20      8.64 - 9.79
MIST Janus Forty Subaccount 2011    281,414   111.70 - 152.73  40,932,330          1.70 1.15 - 2.20   (9.55) - (8.60)
  (Commenced 4/30/2007)     2010    318,947   123.49 - 167.10  50,759,999          1.73 1.15 - 2.20      7.02 - 8.15
                            2009    339,584   115.40 - 154.51  49,882,487            -- 1.15 - 2.20    39.75 - 41.22
                            2008    222,631    82.57 - 109.41  23,146,879          4.81 1.15 - 2.20 (43.26) - (42.66)
                            2007     60,615   145.54 - 190.82  10,720,593            -- 1.15 - 2.20    19.81 - 20.67
MIST Lazard Mid Cap         2011 13,488,958       1.36 - 1.49  19,818,456          0.76 1.15 - 2.10   (7.22) - (6.33)
  Subaccount                2010 15,944,446       1.45 - 1.60  25,049,627          0.90 1.15 - 2.20    20.17 - 21.39
                            2009 17,730,858       1.21 - 1.31  22,972,179          1.18 1.15 - 2.20    33.89 - 35.19
                            2008 18,663,616       0.90 - 0.97  17,909,767          0.97 1.15 - 2.20 (39.65) - (39.01)
                            2007 19,911,171       1.49 - 1.59  31,373,042          0.34 1.15 - 2.20   (4.84) - (3.83)
MIST Legg Mason ClearBridge 2011 31,024,670       0.53 - 0.80  21,133,384            -- 1.15 - 2.20    (9.74) - 2.05
  Aggressive Growth         2010 13,748,193       0.71 - 0.78  10,525,016            -- 1.15 - 2.20    21.13 - 22.41
  Subaccount                2009 13,321,184       0.58 - 0.64   8,349,187            -- 1.15 - 2.20    29.91 - 31.55
                            2008 14,201,692       0.45 - 0.49   6,784,480            -- 1.15 - 2.20 (40.38) - (39.75)
                            2007 16,184,284       0.75 - 0.81  12,852,341            -- 1.15 - 2.20      0.03 - 1.09
MIST Lord Abbett Bond       2011 35,558,398       2.11 - 2.46  85,351,971          6.07 1.15 - 2.20      2.18 - 3.27
  Debenture Subaccount      2010 40,456,988       2.06 - 2.39  93,998,157          6.32 1.15 - 2.20    10.50 - 11.71
                            2009 45,066,399       1.87 - 2.14  93,918,970          7.43 1.15 - 2.20    33.84 - 35.21
                            2008 49,449,521       1.40 - 1.58  76,311,056          4.31 1.15 - 2.20 (20.38) - (19.54)
                            2007 60,864,412       1.75 - 1.96 116,833,466          5.13 1.15 - 2.20      4.22 - 5.33
MIST Met/Franklin Income    2011    747,650     10.90 - 11.28   8,380,689          4.58 1.15 - 2.10      0.01 - 0.98
  Subaccount                2010    635,237     10.91 - 11.18   7,062,554          4.10 1.15 - 2.05     9.55 - 10.53
  (Commenced 4/28/2008)     2009    473,395      9.96 - 10.11   4,770,095            -- 1.15 - 2.05    25.23 - 26.38
                            2008    183,001       7.96 - 8.00   1,461,389          3.68 1.15 - 1.95 (20.34) - (19.99)
MIST Met/Franklin Low       2011     79,180       9.72 - 9.78     773,691            -- 1.15 - 2.05   (2.63) - (2.04)
  Duration Total Return
  Subaccount
  (Commenced 5/2/2011)

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------------- ---------------------------------------------
                                                                                             EXPENSE(2)         TOTAL(3)
                                                       UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                        LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ----------- -------------------
MIST Met/Franklin Mutual       2011     444,454       8.52 - 8.81   3,899,180          3.13 1.15 - 2.05   (2.56) - (1.69)
  Shares Subaccount            2010     493,765       8.74 - 8.96   4,408,683            -- 1.15 - 2.05      8.77 - 9.76
  (Commenced 4/28/2008)        2009     361,687       8.04 - 8.16   2,944,801            -- 1.15 - 2.05    22.34 - 23.44
                               2008     103,091       6.59 - 6.61     680,889          4.76 1.15 - 2.20 (34.12) - (33.88)
MIST Met/Franklin Templeton    2011   1,618,967       9.15 - 9.46  15,240,739          1.74 1.15 - 2.05   (3.75) - (2.88)
  Founding Strategy Subaccount 2010   1,545,915       9.53 - 9.74  15,007,265            -- 1.15 - 1.95      7.91 - 8.79
  (Commenced 4/28/2008)        2009   1,430,940       8.82 - 8.95  12,785,563            -- 1.15 - 2.05    25.95 - 27.08
                               2008     722,735       7.01 - 7.05   5,087,467          3.11 1.15 - 2.20 (29.91) - (29.53)
MIST Met/Templeton Growth      2011     238,447       8.25 - 8.45   2,005,533          1.52 1.15 - 1.80   (8.56) - (7.96)
  Subaccount                   2010     210,580       9.02 - 9.18   1,927,662          1.07 1.15 - 1.80      5.74 - 6.43
  (Commenced 4/28/2008)        2009     170,207       8.53 - 8.63   1,465,869          0.02 1.15 - 1.80    30.25 - 31.09
                               2008      38,148       6.56 - 6.58     250,864          0.69 1.15 - 1.60 (34.39) - (34.19)
MIST MetLife Aggressive        2011   2,686,933      9.87 - 10.59  28,160,379            -- 1.15 - 2.20 (14.81) - (14.22)
  Strategy Subaccount
  (Commenced 5/2/2011)
MIST MFS Research              2011  45,620,906       1.17 - 1.33  59,621,551          1.90 1.15 - 2.20 (12.68) - (11.70)
  International Subaccount     2010  50,128,644       1.34 - 1.50  74,252,359          1.73 1.15 - 2.20     9.02 - 10.10
                               2009  55,359,653       1.23 - 1.37  74,529,682          3.14 1.15 - 2.20    28.66 - 30.10
                               2008  53,905,057       0.96 - 1.05  55,814,043          1.85 1.15 - 2.20 (43.62) - (43.03)
                               2007  43,741,192       1.70 - 1.84  79,572,617          1.22 1.15 - 2.20    10.81 - 11.99
MIST Morgan Stanley Mid Cap    2011  11,262,845       1.22 - 1.42  15,633,841          0.60 1.15 - 2.20   (8.89) - (8.01)
  Growth Subaccount            2010  13,082,111       1.34 - 1.55  19,733,417            -- 1.15 - 2.20    16.39 - 17.22
  (Commenced 5/3/2010)
MIST Oppenheimer Capital       2011     794,865       7.50 - 8.40   6,563,594          0.11 1.15 - 2.20   (3.53) - (2.51)
  Appreciation Subaccount      2010     894,194       7.77 - 8.62   7,575,041          0.44 1.15 - 2.20      7.01 - 8.14
                               2009     925,954       7.26 - 7.97   7,262,985            -- 1.15 - 2.20    40.58 - 42.06
                               2008     766,887       5.16 - 5.61   4,237,698          3.30 1.15 - 2.20 (47.12) - (46.56)
                               2007     622,067      9.77 - 13.12   6,440,945            -- 1.15 - 2.20    11.79 - 13.05
MIST PIMCO Inflation           2011   5,334,723     14.09 - 15.43  81,033,029          1.65 1.15 - 2.20      8.73 - 9.87
  Protected Bond Subaccount    2010   5,520,709     12.96 - 14.04  76,438,254          2.38 1.15 - 2.20      5.42 - 6.53
                               2009   5,037,736     12.29 - 13.18  65,586,643          3.40 1.15 - 2.20    15.47 - 16.70
                               2008   3,684,506     10.64 - 11.30  41,152,323          3.08 1.15 - 2.20   (9.00) - (8.12)
                               2007     756,401     11.68 - 12.27   9,183,407          1.52 1.15 - 2.10      8.37 - 9.52
MIST PIMCO Total Return        2011 163,281,881       1.53 - 1.71 274,968,399          2.74 1.15 - 2.20      0.92 - 2.03
  Subaccount                   2010 184,908,912       1.51 - 1.68 305,472,578          3.65 1.15 - 2.20      5.87 - 6.94
                               2009 187,516,672       1.43 - 1.57 289,918,236          7.27 1.15 - 2.20    15.42 - 16.64
                               2008 185,233,739       1.24 - 1.35 245,701,904          3.87 1.15 - 2.20   (1.78) - (0.74)
                               2007 209,783,022       1.26 - 1.36 280,766,389          3.31 1.15 - 2.20      5.21 - 6.33
MIST RCM Technology            2011  35,689,801       0.56 - 0.63  22,130,360            -- 1.15 - 2.20 (11.76) - (10.86)
  Subaccount                   2010  34,879,760       0.64 - 0.71  24,345,531            -- 1.15 - 2.20    24.80 - 26.16
                               2009  37,574,370       0.51 - 0.56  20,787,283            -- 1.15 - 2.20    55.62 - 56.98
                               2008  34,770,839       0.33 - 0.36  12,258,474         13.37 1.15 - 2.20 (45.67) - (45.09)
                               2007  34,434,376       0.61 - 0.65  22,137,049            -- 1.15 - 2.20    28.65 - 30.01

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                 ---------------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                 ---------- ----------------- ----------- ------------- ----------- -------------------
MIST SSgA Growth and Income 2011  4,933,140     11.25 - 11.83  57,980,746          1.72 1.15 - 1.95   (0.89) - (0.09)
  ETF Subaccount            2010  4,098,681     11.35 - 11.84  48,200,467          1.24 1.15 - 1.95    10.08 - 10.96
                            2009  2,026,449     10.27 - 10.67  21,500,843          1.43 1.15 - 2.05    22.35 - 23.46
                            2008    386,418       8.42 - 8.64   3,324,661          1.38 1.15 - 2.20 (26.51) - (25.92)
                            2007    158,978     11.39 - 11.66   1,849,237            -- 1.15 - 1.95      3.09 - 4.19
MIST SSgA Growth ETF        2011  2,798,405     10.44 - 11.04  30,656,396          1.50 1.15 - 2.05   (4.12) - (3.25)
  Subaccount                2010  1,705,233     10.94 - 11.41  19,315,032          1.28 1.15 - 1.95    11.95 - 12.85
                            2009    969,001      9.73 - 10.11   9,736,993          1.21 1.15 - 2.05    26.49 - 27.63
                            2008    225,076       7.72 - 7.92   1,777,166          1.49 1.15 - 2.20 (34.27) - (33.74)
                            2007    147,182     11.68 - 11.96   1,753,746            -- 1.15 - 1.95      3.31 - 4.40
MIST T. Rowe Price Mid Cap  2011 67,968,899       0.93 - 1.04  69,911,886            -- 1.15 - 2.20   (3.72) - (2.70)
  Growth Subaccount         2010 75,544,471       0.97 - 1.07  79,944,130            -- 1.15 - 2.20    24.90 - 26.20
                            2009 82,364,180       0.78 - 0.85  69,147,630            -- 1.15 - 2.20    42.20 - 43.78
                            2008 84,110,778       0.54 - 0.59  49,141,613            -- 1.15 - 2.20 (41.07) - (40.04)
                            2007 85,048,961       0.92 - 0.99  83,494,030            -- 1.15 - 2.20    15.06 - 16.29
MSF Artio International     2011 41,910,841       0.91 - 1.15  46,402,957          1.67 1.15 - 2.20 (21.92) - (20.88)
  Stock Subaccount          2010 47,670,713       1.16 - 1.45  66,749,894          1.46 1.15 - 2.20      4.60 - 5.84
                            2009 53,729,516       1.11 - 1.37  71,235,575          0.51 1.15 - 2.20    19.14 - 20.60
                            2008 54,199,131       0.93 - 1.14  59,703,791          3.01 1.15 - 2.20 (45.46) - (44.84)
                            2007 57,370,727       1.70 - 2.06 114,872,336          0.97 1.15 - 2.20      0.56 - 8.94
MSF Barclays Capital        2011 41,140,697       1.48 - 1.70  68,410,882          3.45 1.15 - 2.20      4.97 - 6.06
  Aggregate Bond Index      2010 47,369,400       1.41 - 1.60  74,321,425          3.59 1.15 - 2.20      3.37 - 4.44
  Subaccount                2009 50,555,772       1.36 - 1.53  75,988,996          6.04 1.15 - 2.20      2.71 - 3.79
                            2008 51,142,131       1.33 - 1.48  74,087,741          4.56 1.15 - 2.20      3.33 - 4.42
                            2007 62,549,911       1.28 - 1.41  86,856,586          4.43 1.15 - 2.20      4.33 - 5.43
MSF BlackRock Aggressive    2011    291,452     35.45 - 45.46  12,638,101          0.09 1.15 - 2.20   (5.35) - (4.35)
  Growth Subaccount         2010    315,681     37.45 - 47.53  14,323,485            -- 1.15 - 2.20    12.50 - 13.68
                            2009    418,747     33.29 - 41.81  16,592,384            -- 1.15 - 2.20    45.81 - 47.36
                            2008    267,266     22.83 - 28.37   7,267,171            -- 1.15 - 2.20 (47.02) - (46.46)
                            2007    248,220     43.10 - 52.99  12,454,943            -- 1.15 - 2.20    17.61 - 18.85
MSF BlackRock Bond Income   2011 20,258,164       4.42 - 6.03 116,124,890          3.84 1.15 - 2.20      4.00 - 5.13
  Subaccount                2010 24,773,298       4.25 - 5.73 134,484,368          3.77 1.15 - 2.20      5.72 - 6.90
                            2009 25,673,709       4.02 - 5.36 131,074,537          6.91 1.15 - 2.20      6.80 - 7.99
                            2008 29,163,171       3.76 - 4.97 138,196,714          5.15 1.15 - 2.20   (5.77) - (4.73)
                            2007 37,848,416       3.99 - 5.21 188,538,179          3.13 1.15 - 2.20      3.70 - 4.86
MSF BlackRock Diversified   2011    187,088     33.55 - 43.84   7,839,589          2.25 1.15 - 2.20      1.34 - 2.41
  Subaccount                2010    196,600     33.10 - 42.81   8,026,844          1.63 1.15 - 2.20      6.94 - 8.06
                            2009    212,231     30.96 - 39.62   7,993,644          4.71 1.15 - 2.20    14.45 - 15.66
                            2008    197,641     27.05 - 34.25   6,484,658          2.61 1.15 - 2.20 (26.60) - (25.83)
                            2007    241,306     36.85 - 46.18  10,524,081          2.33 1.15 - 2.20      3.31 - 4.40
MSF BlackRock Large Cap     2011 29,054,587       1.03 - 1.15  32,643,434          0.96 1.15 - 2.20    (0.19) - 0.97
  Value Subaccount          2010 31,479,302       1.03 - 1.14  35,096,472          0.89 1.15 - 2.20      6.63 - 7.77
                            2009 34,398,769       0.97 - 1.06  35,655,650          1.40 1.15 - 2.20      8.54 - 9.89
                            2008 32,196,008       0.89 - 0.96  30,434,420          0.61 1.15 - 2.20 (36.53) - (35.78)
                            2007 31,646,231       1.40 - 1.50  46,695,320          0.82 1.15 - 2.20      0.87 - 2.08

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                 ----------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                 ----------- ----------------- ----------- ------------- ----------- -------------------
MSF BlackRock Legacy Large  2011  25,606,594       1.49 - 3.01  75,112,353          0.12 1.15 - 2.20 (11.14) - (10.08)
  Cap Growth Subaccount     2010  29,309,341       1.66 - 3.34  95,747,201          0.16 1.15 - 2.20    16.88 - 18.25
                            2009  33,664,123       1.41 - 2.83  93,156,964          0.56 1.15 - 2.20    33.52 - 35.05
                            2008  37,364,505       1.05 - 2.09  76,715,092          0.39 1.15 - 2.20 (38.08) - (37.36)
                            2007  44,525,146       1.67 - 3.34 146,247,396          0.16 1.15 - 2.20    15.84 - 17.18
MSF BlackRock Money Market  2011  32,962,909       1.83 - 2.48  77,539,481            -- 1.15 - 2.20   (2.19) - (1.12)
  Subaccount                2010  39,483,517       1.87 - 2.52  94,187,372            -- 1.15 - 2.20   (2.14) - (1.15)
                            2009  55,516,273       1.91 - 2.55 133,756,938          0.30 1.15 - 2.20   (1.95) - (0.89)
                            2008  72,455,447       1.95 - 2.58 175,596,721          2.57 1.15 - 2.20      0.36 - 1.47
                            2007  51,919,410       1.94 - 2.54 124,216,947          4.77 1.15 - 2.20      2.52 - 3.66
MSF Davis Venture Value     2011  86,947,327       2.71 - 3.30 278,040,874          1.01 1.15 - 2.20   (6.35) - (5.28)
  Subaccount                2010  99,593,907       2.90 - 3.49 336,368,565          0.89 1.15 - 2.20     9.27 - 10.52
                            2009 110,104,989       2.65 - 3.16 337,050,032          1.39 1.15 - 2.20    28.79 - 30.36
                            2008 115,239,430       2.06 - 2.42 271,394,469          1.21 1.15 - 2.20 (40.84) - (40.15)
                            2007 126,513,025       3.48 - 4.05 499,204,834          0.69 1.15 - 2.20    (1.31) - 3.23
MSF FI Value Leaders        2011  12,516,763       2.06 - 2.54  30,961,867          1.05 1.15 - 2.20   (8.42) - (7.36)
  Subaccount                2010  14,364,447       2.25 - 2.75  38,411,839          1.57 1.15 - 2.20    11.80 - 13.10
                            2009  16,433,189       2.01 - 2.43  38,902,963          2.81 1.15 - 2.20    18.82 - 20.27
                            2008  19,274,964       1.69 - 2.02  38,020,425          1.89 1.15 - 2.20 (40.43) - (39.73)
                            2007  24,137,044       2.84 - 3.35  79,141,056          0.92 1.15 - 2.20    (3.88) - 2.85
MSF Jennison Growth         2011  21,572,678       0.47 - 0.53  11,125,749          0.13 1.15 - 2.20   (1.88) - (0.94)
  Subaccount                2010  22,485,876       0.47 - 0.53  11,684,531          0.47 1.15 - 2.20     8.78 - 10.23
                            2009  23,949,323       0.43 - 0.48  11,320,650          0.06 1.15 - 2.20    36.59 - 38.51
                            2008  21,208,392       0.32 - 0.35   7,271,669          2.37 1.15 - 2.20 (37.96) - (37.27)
                            2007  24,416,455       0.51 - 0.56  13,381,333          0.34 1.15 - 2.20     5.87 - 10.26
MSF Loomis Sayles Small Cap 2011  23,529,947       3.07 - 3.75  85,523,533          0.04 1.15 - 2.20   (1.82) - (0.69)
  Core Subaccount           2010  27,650,261       3.13 - 3.78 101,383,579          0.03 1.15 - 2.20    24.43 - 25.88
                            2009  32,203,056       2.51 - 3.00  93,971,021          0.13 1.15 - 2.20    27.11 - 28.55
                            2008  35,388,955       1.98 - 2.33  80,476,762            -- 1.15 - 2.20 (37.45) - (36.73)
                            2007  40,696,231       3.16 - 3.69 146,628,388          0.04 1.15 - 2.20     1.80 - 10.45
MSF Loomis Sayles Small Cap 2011  22,109,100       1.00 - 1.11  24,268,255            -- 1.15 - 2.20      0.60 - 1.64
  Growth Subaccount         2010  25,406,974       0.99 - 1.10  27,466,974            -- 1.15 - 2.20    28.37 - 29.82
                            2009  28,645,137       0.77 - 0.85  23,879,768            -- 1.15 - 2.20    26.92 - 28.22
                            2008  28,824,594       0.61 - 0.66  18,765,106            -- 1.15 - 2.20 (42.59) - (41.98)
                            2007  30,101,390       1.06 - 1.14  33,802,618            -- 1.15 - 2.20      2.03 - 3.12
MSF Met/Artisan Mid Cap     2011  39,227,358       2.71 - 3.39 128,297,188          0.86 1.15 - 2.20      4.19 - 5.38
  Value Subaccount          2010  46,714,914       2.60 - 3.22 144,899,873          0.66 1.15 - 2.20    12.24 - 13.55
                            2009  53,920,168       2.32 - 2.83 147,509,408          0.96 1.15 - 2.20    38.18 - 39.69
                            2008  61,110,701       1.68 - 2.03 119,975,567          0.20 1.15 - 2.20 (47.31) - (46.70)
                            2007  71,713,206       3.19 - 3.80 264,883,411          0.46 1.15 - 2.20  (10.66) - (8.05)
MSF MetLife Conservative    2011   6,850,429     11.88 - 12.74  86,241,071          2.38 1.15 - 2.20      1.01 - 2.08
  Allocation Subaccount     2010   7,535,384     11.76 - 12.48  93,068,263          3.46 1.15 - 2.20      7.65 - 8.80
                            2009   6,388,536     10.92 - 11.47  72,563,212          2.92 1.15 - 2.20    17.91 - 19.14
                            2008   3,959,554       9.26 - 9.63  37,794,087          0.87 1.15 - 2.20 (16.26) - (15.37)
                            2007   1,945,907     11.06 - 11.38  21,992,542            -- 1.15 - 2.20      3.26 - 4.36

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                 ---------------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                 ---------- ----------------- ----------- ------------- ----------- -------------------
MSF MetLife Conservative to 2011 13,064,084     11.49 - 12.32 159,343,386          2.09 1.15 - 2.20   (1.14) - (0.11)
  Moderate Allocation       2010 13,681,075     11.62 - 12.34 167,254,367          3.41 1.15 - 2.20     9.10 - 10.25
  Subaccount                2009 13,325,330     10.65 - 11.19 147,970,734          3.18 1.15 - 2.20    20.99 - 22.27
                            2008 11,335,634       8.80 - 9.15 103,044,872          1.07 1.15 - 2.20 (23.31) - (22.49)
                            2007  8,478,778     11.48 - 11.81  99,530,164            -- 1.15 - 2.20      2.52 - 3.61
MSF MetLife Mid Cap Stock   2011 23,658,788       1.53 - 1.73  40,192,782          0.72 1.15 - 2.20   (4.31) - (3.30)
  Index Subaccount          2010 26,771,630       1.60 - 1.79  47,047,384          0.83 1.15 - 2.20    23.27 - 24.62
                            2009 30,674,872       1.30 - 1.43  43,323,864          1.55 1.15 - 2.20    33.81 - 35.16
                            2008 30,211,337       0.97 - 1.06  31,558,965          1.15 1.15 - 2.20 (37.77) - (37.11)
                            2007 31,636,578       1.56 - 1.69  52,571,856          0.55 1.15 - 2.20      5.16 - 6.28
MSF MetLife Moderate        2011 42,712,440     11.02 - 11.82 499,992,633          1.53 1.15 - 2.20   (3.51) - (2.49)
  Allocation Subaccount     2010 44,597,787     11.42 - 12.12 536,129,987          2.60 1.15 - 2.20    10.71 - 11.88
                            2009 45,728,144     10.32 - 10.84 492,013,090          2.92 1.15 - 2.20    23.78 - 25.09
                            2008 40,952,008       8.33 - 8.66 352,624,419          0.78 1.15 - 2.20 (30.19) - (29.45)
                            2007 29,780,745     11.94 - 12.28 363,880,350          0.01 1.15 - 2.20      2.06 - 3.15
MSF MetLife Moderate to     2011 53,372,509     10.49 - 11.25 594,591,283          1.41 1.15 - 2.20   (5.86) - (4.87)
  Aggressive Allocation     2010 56,779,679     11.14 - 11.83 665,791,166          2.16 1.15 - 2.20    12.21 - 13.38
  Subaccount                2009 60,277,070      9.93 - 10.43 624,271,525          2.58 1.15 - 2.20    26.29 - 27.62
                            2008 58,174,135       7.86 - 8.17 472,669,848          0.60 1.15 - 2.20 (36.53) - (35.86)
                            2007 44,958,120     12.39 - 12.74 570,281,923          0.03 1.15 - 2.20      1.58 - 2.66
MSF MetLife Stock Index     2011 15,166,783       3.25 - 4.08  59,866,197          1.52 1.15 - 2.20    (0.58) - 0.49
  Subaccount                2010 17,661,885       3.27 - 4.06  69,214,245          1.64 1.15 - 2.20    12.03 - 13.18
                            2009 19,266,039       2.92 - 3.59  66,716,540          2.45 1.15 - 2.20    23.17 - 24.45
                            2008 18,455,622       2.37 - 2.88  51,285,082          1.72 1.15 - 2.20 (38.63) - (37.98)
                            2007 19,936,170       3.86 - 4.65  89,260,045          0.85 1.15 - 2.20      2.68 - 3.77
MSF MFS Total Return        2011  9,134,536      3.67 - 46.95  54,923,358          2.62 1.15 - 2.20    (0.05) - 1.00
  Subaccount                2010 10,540,754      3.68 - 46.54  63,563,896          2.89 1.15 - 2.20      7.42 - 8.54
                            2009 11,528,715      3.42 - 42.91  64,884,478          4.15 1.15 - 2.20    15.72 - 16.96
                            2008 12,776,080      2.96 - 36.73  63,558,071          3.49 1.15 - 2.20 (24.04) - (23.24)
                            2007 14,896,511      3.89 - 47.90 102,700,491          2.00 1.15 - 2.20      1.84 - 2.92
MSF MFS Value Subaccount    2011 42,354,932       1.06 - 1.24  50,959,834          1.42 1.15 - 2.20   (1.57) - (0.32)
                            2010 46,771,975       1.08 - 1.24  56,611,896          1.29 1.15 - 2.20      8.76 - 9.95
                            2009 48,825,274       0.99 - 1.13  53,796,684            -- 1.15 - 2.20    17.93 - 19.34
                            2008 46,854,335       0.84 - 0.95  43,351,550          1.65 1.15 - 2.20  (30.64) - (6.07)
                            2007 50,012,916       1.30 - 1.44  70,656,174          0.62 1.15 - 2.20   (9.52) - (5.03)
MSF Morgan Stanley EAFE     2011 35,406,160       0.99 - 1.14  39,626,666          2.32 1.15 - 2.20 (14.54) - (13.70)
  Index Subaccount          2010 38,834,375       1.16 - 1.32  50,334,152          2.56 1.15 - 2.20      5.54 - 6.70
                            2009 40,843,404       1.10 - 1.24  49,665,774          4.06 1.15 - 2.20    25.54 - 26.84
                            2008 41,418,296       0.88 - 0.98  39,730,950          2.68 1.15 - 2.20 (43.46) - (42.86)
                            2007 42,853,330       1.55 - 1.71  71,929,953          1.76 1.15 - 2.20      8.10 - 9.25
MSF Neuberger Berman        2011 48,617,567       1.55 - 1.76  84,186,481          0.63 1.15 - 2.20      3.20 - 4.40
  Genesis Subaccount        2010 57,635,646       1.50 - 1.69  95,668,301          0.38 1.15 - 2.20    18.74 - 20.01
                            2009 65,356,132       1.27 - 1.41  90,487,549          0.93 1.15 - 2.20    10.38 - 11.65
                            2008 68,553,688       1.15 - 1.26  85,176,138          0.35 1.15 - 2.20 (39.90) - (39.21)
                            2007 80,963,253       1.91 - 2.08 165,742,039          0.16 1.15 - 2.20   (9.18) - (4.69)

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
OF NEW ENGLAND LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                             AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ----------- -------------------
MSF Neuberger Berman Mid     2011 28,163,745       2.07 - 2.38  65,557,552          0.58 1.15 - 2.20   (8.68) - (7.76)
  Cap Value Subaccount       2010 32,310,928       2.27 - 2.58  81,576,755          0.68 1.15 - 2.20    23.32 - 24.60
                             2009 36,930,883       1.84 - 2.07  74,947,109          1.31 1.15 - 2.20    44.54 - 46.12
                             2008 39,367,292       1.27 - 1.42  54,762,157          0.55 1.15 - 2.20 (48.63) - (48.08)
                             2007 40,063,936       2.48 - 2.73 107,356,582          0.31 1.15 - 2.20      0.93 - 2.00
MSF Oppenheimer Global       2011  1,065,791     14.99 - 17.51  18,224,703          1.86 1.15 - 2.20  (10.39) - (9.45)
  Equity Subaccount          2010  1,193,937     16.73 - 19.34  22,574,929          1.34 1.15 - 2.20    13.41 - 14.60
                             2009  1,174,821     14.75 - 16.88  19,396,230          2.23 1.15 - 2.20    36.76 - 38.20
                             2008  1,100,644     10.78 - 12.21  13,148,386          1.86 1.15 - 2.20 (41.86) - (41.24)
                             2007  1,150,197     18.55 - 20.78  23,385,203          0.85 1.15 - 2.20      3.94 - 5.04
MSF Russell 2000 Index       2011 22,750,846       1.53 - 1.76  39,141,905          0.88 1.15 - 2.20   (6.36) - (5.38)
  Subaccount                 2010 25,697,081       1.64 - 1.86  46,741,958          0.94 1.15 - 2.20    23.85 - 25.10
                             2009 29,015,735       1.32 - 1.49  42,220,045          1.77 1.15 - 2.20    22.88 - 24.25
                             2008 29,989,635       1.07 - 1.20  35,157,087          0.99 1.15 - 2.20 (35.03) - (34.34)
                             2007 32,970,251       1.66 - 1.82  59,051,027          0.72 1.15 - 2.20   (3.86) - (2.83)
MSF T. Rowe Price Large Cap  2011 25,256,378       1.24 - 1.42  35,124,226            -- 1.15 - 2.20   (3.51) - (2.47)
  Growth Subaccount          2010 28,445,616       1.28 - 1.46  40,587,362          0.07 1.15 - 2.20    14.27 - 15.38
                             2009 31,750,181       1.12 - 1.26  39,275,314          0.33 1.15 - 2.20    39.95 - 41.37
                             2008 30,419,260       0.80 - 0.89  26,654,893          0.30 1.15 - 2.20 (43.27) - (42.67)
                             2007 28,363,939       1.41 - 1.56  43,402,116          0.18 1.15 - 2.20      6.76 - 7.90
MSF T. Rowe Price Small Cap  2011 11,117,559       1.61 - 1.88  20,434,500            -- 1.15 - 2.20    (0.74) - 0.32
  Growth Subaccount          2010 10,488,236       1.62 - 1.88  19,218,431            -- 1.15 - 2.20    31.74 - 33.12
                             2009  9,780,386       1.23 - 1.41  13,491,273          0.06 1.15 - 2.20    35.53 - 37.03
                             2008  8,988,989       0.91 - 1.03   9,047,014            -- 1.15 - 2.20 (37.71) - (37.05)
                             2007  7,671,338       1.46 - 1.63  12,270,375            -- 1.15 - 2.20      7.14 - 8.27
MSF Western Asset            2011 41,275,440       2.32 - 2.82 112,449,197          5.00 1.15 - 2.20      3.53 - 4.72
  Management Strategic Bond  2010 47,539,639       2.24 - 2.70 123,703,747          6.12 1.15 - 2.20    10.02 - 11.36
  Opportunities Subaccount   2009 52,680,188       2.04 - 2.42 123,432,693          6.73 1.15 - 2.20    29.02 - 30.49
                             2008 62,330,835       1.58 - 1.86 112,219,695          4.08 1.15 - 2.20 (17.07) - (16.09)
                             2007 79,377,079       1.90 - 2.21 170,796,840          2.58 1.15 - 2.20      0.74 - 2.69
MSF Western Asset            2011 48,060,527       1.57 - 1.91  88,784,513          1.34 1.15 - 2.20      2.95 - 4.12
  Management U.S. Government 2010 55,261,352       1.53 - 1.84  98,100,793          2.58 1.15 - 2.20      3.25 - 4.43
  Subaccount                 2009 61,651,744       1.48 - 1.76 105,046,251          4.50 1.15 - 2.20      1.79 - 2.99
                             2008 66,428,685       1.45 - 1.71 110,130,365          4.19 1.15 - 2.20   (2.70) - (1.57)
                             2007 80,492,341       1.49 - 1.73 135,932,642          2.62 1.15 - 2.20      1.19 - 2.95

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying portfolio or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent the annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

Consolidated Financial Statements

As of December 31, 2011 and 2010 and for the Years Ended December 31, 2011, 2010 and 2009
and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of New England Life Insurance Company:

  We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and its subsidiary (an indirect wholly owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of New England Life Insurance Company and its subsidiary as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 17, 2012

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                           2011     2010
                                                                                         -------- --------
ASSETS
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $1,321 and $1,266, respectively)..................................................... $  1,454 $  1,343
 Mortgage loans (net of valuation allowances of $1 and $0, respectively)................      104       76
 Policy loans...........................................................................      410      404
 Other limited partnership interests....................................................        3        1
 Short-term investments, at estimated fair value........................................       59       38
 Other invested assets..................................................................       14       39
                                                                                         -------- --------
   Total investments....................................................................    2,044    1,901
 Cash and cash equivalents..............................................................       33       32
 Accrued investment income..............................................................       27       26
 Premiums, reinsurance and other receivables............................................      735      510
 Deferred policy acquisition costs......................................................      879    1,079
 Current income tax recoverable.........................................................       16       19
 Other assets...........................................................................       48       47
 Separate account assets................................................................    8,057    9,105
                                                                                         -------- --------
   Total assets......................................................................... $ 11,839 $ 12,719
                                                                                         ======== ========

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
 Future policy benefits................................................................. $    684 $    669
 Policyholder account balances..........................................................    1,094      971
 Other policy-related balances..........................................................      350      395
 Policyholder dividends payable.........................................................        3        2
 Long-term debt -- affiliated...........................................................       --       25
 Deferred income tax liability..........................................................      149      119
 Other liabilities......................................................................      330      281
 Separate account liabilities...........................................................    8,057    9,105
                                                                                         -------- --------
   Total liabilities....................................................................   10,667   11,567
                                                                                         -------- --------

CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)

STOCKHOLDER'S EQUITY
Common stock, par value $125 per share; 50,000 shares authorized; 20,000 shares issued
  and outstanding.......................................................................        3        3
Additional paid-in capital..............................................................      458      458
Retained earnings.......................................................................      662      664
Accumulated other comprehensive income (loss)...........................................       49       27
                                                                                         -------- --------
   Total stockholder's equity...........................................................    1,172    1,152
                                                                                         -------- --------
   Total liabilities and stockholder's equity........................................... $ 11,839 $ 12,719
                                                                                         ======== ========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

                       CONSOLIDATED STATEMENTS OF INCOME
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                 2011  2010    2009
                                                                ----- -----  ------
REVENUES
Premiums....................................................... $  50 $  54  $  66
Universal life and investment-type product policy fees.........   306   310    375
Net investment income..........................................   105    93     90
Other revenues.................................................   149   120    101
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.    --    (4)    (1)
 Other net investment gains (losses)...........................     1     6      1
                                                                ----- -----  -----
   Total net investment gains (losses).........................     1     2     --
 Net derivative gains (losses).................................   156    34   (131)
                                                                ----- -----  -----
     Total revenues............................................   767   613    501
                                                                ----- -----  -----
EXPENSES
Policyholder benefits and claims...............................   138   113    113
Interest credited to policyholder account balances.............    30    30     33
Policyholder dividends.........................................     6     5      5
Other expenses.................................................   445   360    376
                                                                ----- -----  -----
     Total expenses............................................   619   508    527
                                                                ----- -----  -----
Income (loss) before provision for income tax..................   148   105    (26)
Provision for income tax expense (benefit).....................    43    31    (36)
                                                                ----- -----  -----
Net income..................................................... $ 105 $  74  $  10
                                                                ===== =====  =====

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                            ACCUMULATED OTHER
                                                                            COMPREHENSIVE INCOME
                                                                               GAINS (LOSS)
                                                                          ---------------------
                                                                              NET
                                                                          UNREALIZED   DEFINED
                                                      ADDITIONAL           INVESTMENT  BENEFIT       TOTAL
                                               COMMON  PAID-IN   RETAINED    GAINS      PLANS    STOCKHOLDER'S
                                               STOCK   CAPITAL   EARNINGS  (LOSSES)   ADJUSTMENT    EQUITY
                                               ------ ---------- -------- ----------- ---------- -------------
Balance at December 31, 2008..................  $ 3     $ 458     $  683     $ (42)     $ (12)      $ 1,090
Dividend on common stock......................                       (19)                               (19)
Comprehensive income (loss):
 Net income...................................                        10                                 10
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net
     of related offsets and income tax........                                  60                       60
   Defined benefit plans adjustment, net of
     income tax...............................                                             (4)           (4)
                                                                                                    -------
   Other comprehensive income.................                                                           56
                                                                                                    -------
 Comprehensive income (loss)..................                                                           66
                                                ---     -----     ------     -----      ------      -------
Balance at December 31, 2009..................    3       458        674        18         (16)       1,137
Dividend on common stock......................                       (84)                               (84)
Comprehensive income (loss):
 Net income...................................                        74                                 74
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative
     instruments, net of income tax...........                                  (1)                      (1)
   Unrealized investment gains (losses), net
     of related offsets and income tax........                                  29                       29
   Defined benefit plans adjustment, net of
     income tax...............................                                              (3)          (3)
                                                                                                    -------
   Other comprehensive income.................                                                           25
                                                                                                    -------
 Comprehensive income (loss)..................                                                           99
                                                ---     -----     ------     -----      ------      -------
Balance at December 31, 2010..................    3       458        664        46         (19)       1,152
Dividend on common stock......................                      (107)                              (107)
Comprehensive income (loss):
 Net income...................................                       105                                105
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net
     of related offsets and income tax........                                  38                       38
   Defined benefit plans adjustment, net of
     income tax...............................                                             (16)         (16)
                                                                                                    -------
   Other comprehensive income.................                                                           22
                                                                                                    -------
 Comprehensive income (loss)..................                                                          127
                                                ---     -----     ------     -----      ------      -------
Balance at December 31, 2011..................  $ 3     $ 458     $  662     $  84      $  (35)     $ 1,172
                                                ===     =====     ======     =====      ======      =======

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                            2011     2010     2009
                                                                                         -------  -------  -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................................................................. $   105  $    74  $    10
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
    Depreciation and amortization expenses..............................................       4        4        4
    Amortization of premiums and accretion of discounts associated with investments,
     net................................................................................      (2)      (2)      (2)
    (Gains) losses on investments and derivatives, net..................................    (167)     (44)     131
    (Income) loss from equity method investments, net of dividends or distributions.....      (1)      --       --
    Interest credited to policyholder account balances..................................      30       30       33
    Universal life and investment-type product policy fees..............................    (306)    (310)    (375)
    Change in accrued investment income.................................................      (1)      (2)      --
    Change in premiums, reinsurance and other receivables...............................      (8)      (3)      14
    Change in deferred policy acquisition costs, net....................................     201      111       21
    Change in income tax recoverable (payable)..........................................      13        2      (31)
    Change in other assets..............................................................     120      123       85
    Change in insurance-related liabilities and policy-related balances.................       9        7        5
    Change in other liabilities.........................................................      36       18       81
    Other, net..........................................................................      --       --       (3)
                                                                                         -------  -------  -------
Net cash provided by (used in) operating activities.....................................      33        8      (27)
                                                                                         -------  -------  -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturity securities...........................................................     325      389      241
    Mortgage loans......................................................................       4        6        3
  Purchases of:
    Fixed maturity securities...........................................................    (373)    (457)    (456)
    Mortgage loans......................................................................     (32)      --      (33)
    Other limited partnership interests.................................................      (2)      --       (1)
  Cash received in connection with freestanding derivatives.............................       1        1       --
  Cash paid in connection with freestanding derivatives.................................      (5)      --       --
  Net change in policy loans............................................................      (6)      (7)       8
  Net change in short-term investments..................................................     (21)      22      125
  Net change in other invested assets...................................................      --       --      (10)
  Other, net............................................................................      (4)      (3)      (1)
                                                                                         -------  -------  -------
Net cash used in investing activities...................................................    (113)     (49)    (124)
                                                                                         -------  -------  -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits............................................................................     299      342      846
    Withdrawals.........................................................................    (111)    (195)    (676)
  Dividend on common stock..............................................................    (107)     (84)     (19)
                                                                                         -------  -------  -------
Net cash provided by financing activities...............................................      81       63      151
                                                                                         -------  -------  -------
Change in cash and cash equivalents.....................................................       1       22       --
Cash and cash equivalents, beginning of year............................................      32       10       10
                                                                                         -------  -------  -------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................................. $    33  $    32  $    10
                                                                                         =======  =======  =======
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Net cash paid (received) during the year for:
    Income tax.......................................................................... $    15  $    26  $    (9)
                                                                                         =======  =======  =======

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

  Business

  New England Life Insurance Company ("NELICO") and its subsidiary (collectively, the "Company") is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company.

  The Company principally provides life insurance and annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company provides participating and non-participating traditional life insurance and pension products to individuals, as well as group life, medical and disability coverage to corporations and other institutions. The Company is licensed to conduct business in 50 states and the District of Columbia.

  NELICO owns 100% of the outstanding common stock of New England Securities Corporation.

  BASIS OF PRESENTATION

  The accompanying consolidated financial statements include the accounts of NELICO and its subsidiary. Intercompany accounts and transactions have been eliminated.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

  A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

  The accounting policies for the Company's principal investments are as follows:

  Fixed Maturity Securities. The Company's fixed maturity securities are classified as available-for-sale and are reported at their estimated fair value.

  Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

  Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. This interest income is recorded in net investment income.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Included within fixed maturity securities are structured securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity Securities Available-for-Sale."

  Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources;
(vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

  For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or
(ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). Adjustments are not made for subsequent recoveries in value.

  Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the securities have an interest rate step-up feature which, when combined with other qualitative factors, indicates that the securities have more debt-like characteristics. Many of such securities,

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY commonly referred to as "perpetual hybrid securities," have been issued by non-U.S. financial institutions that are accorded the highest two capital treatment categories by their respective regulatory bodies (i.e. core capital, or "Tier 1 capital" and perpetual deferrable securities, or "Upper Tier 2 capital"). With respect to perpetual hybrid securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

  The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities are as follows:

       (i)The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

      (ii)When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

     (iii)Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

      (iv)When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above.

  The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

  In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)


  Mortgage Loans. For the purposes of determining valuation allowances, the Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural.

  Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

  Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  For commercial and agricultural mortgage loans, the Company typically uses 10 years or more of historical experience in establishing non-specific valuation allowances. For commercial mortgage loans, 20 years of historical experience is used which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For agricultural mortgage loans, ten years of historical experience is used which captures a full economic cycle. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For commercial and agricultural mortgage loans, on a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment level.

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)


  All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

  For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan's unpaid principal balance is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan's unpaid principal balance. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

  For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

  Mortgage Loans Modified in a Troubled Debt Restructuring. The Company may grant concessions related to the borrowers' financial difficulties which are classified as troubled debt restructuring. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the period when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

  Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

  Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in other limited partnership interests consisting of leveraged buy-out funds and other private equity funds in which it has more than a minor ownership interest or more than a minor influence over the partnership's operations, but

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period. The Company uses the cost method of accounting for investments in other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security. The Company reports the distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

  Short-term Investments. Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in an affiliated money market pool.

  Other Invested Assets. Other invested assets consist principally of a loan to an affiliate and tax credit partnerships.

  The loan to the Company's affiliate, which is regulated to meet their capital requirements, is carried at amortized cost.

  Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of tax credit partnerships in net investment income.

  Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  When available, the estimated fair value of the Company's fixed maturity securities is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

  When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies as described in "-- Fair Value" below and in Note 4. Such estimated

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

fair values are based on available market information and management's judgment about financial instruments. The observable and unobservable inputs used in the standard market valuation methodologies are described in Note 4.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  The determination of the amount of valuation allowances and impairments, as applicable, is described previously by investment type. The determination of such valuation allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed and ABS, and certain structured investment transactions) is dependent upon prepayments and defaults, which could result in changes in amounts to be earned.

  The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

  For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements. The Company did not consolidate any of its VIEs at December 31, 2011 and 2010.

  Derivative Financial Instruments

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The Company uses swaps to manage various risks relating to its ongoing business operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

derivatives. The determination of estimated fair value of freestanding derivatives, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities in the consolidated balance sheets. However, accruals that are not expected to settle within one year are included with the derivative carrying value in other invested assets or other liabilities.

  The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

  Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)


  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statements of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  The Company issues certain products and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

  Fair Value

  As described below, certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)


  The Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

Property, Equipment, Leasehold Improvements and Computer Software

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $5 million and $2 million at December 31, 2011 and 2010, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $1 million at December 31, 2011 and less than $1 million at December 31, 2010. Related depreciation and amortization expense was $1 million for the year ended December 31, 2011. Related depreciation and amortization expense was less than $1 million for both years ended December 31, 2010 and 2009.

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $40 million and $39 million at December 31, 2011 and 2010, respectively. Accumulated amortization of capitalized software was $36 million at both December 31, 2011 and 2010. Related amortization expense was $1 million for the year ended December 31, 2011. Related amortization expense was $2 million for both years ended December 31, 2010 and 2009.

  Deferred Policy Acquisition Costs

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions, certain agency expenses and policy issuance expenses. The recovery of DAC is dependent upon the future profitability of the related business.

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)


  The Company amortizes DAC on life insurance or investment-type contracts in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

  The Company amortizes DAC related to non-participating and non-dividend-paying traditional contracts (term insurance and non-medical health insurance) over the appropriate premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, that include provisions for adverse deviation that are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

  The Company amortizes DAC related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

  The Company amortizes DAC related to fixed and variable universal life contracts and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)


  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

  The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Liability for Future Policy Benefits and Policyholder Account Balances

  The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)

policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require us to establish premium deficiency reserves. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

  Future policy benefit liabilities for participating life insurance policies are equal to the aggregate of: (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 4% to 5%) and (ii) the liability for terminal dividends.

  Participating business represented approximately 2% of the Company's life insurance in-force at both December 31, 2011 and 2010. Participating policies represented approximately 40%, 39% and 41% of gross life insurance premiums for the years ended December 31, 2011, 2010 and 2009, respectively.

  Future policy benefit liabilities for non-participating life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 6%.

  Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

  Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 5%.

  Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 9%.

  Liabilities for unpaid claims and claim expenses are included in future policyholder benefits and represent the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Other policy-related balances include claims that have been reported but not settled and claims incurred but not reported on life and non-medical health insurance. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's Rating Services ("S&P") experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS - (CONTINUED)


  Future policy benefit liabilities are established for certain variable annuity products with guaranteed minimum benefits as described below under "-- Variable Annuity Guaranteed Minimum Benefits."

  The Company regularly reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities, result in changes in the additional liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 9%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Variable Annuity Guaranteed Minimum Benefits

  The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value resets. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is accounted for under a split of the two models.

  These guarantees include:

    . Guaranteed minimum death benefit ("GMDB") that guarantees the contractholder a return of their purchase payment upon death even if the account value is reduced to zero. An enhanced death benefit may be available for an additional fee.

    . Guaranteed minimum income benefit ("GMIB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount. Certain of these contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.

    . Guaranteed minimum withdrawal benefit ("GMWB") that guarantees the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. Certain of these contracts include guaranteed withdrawals that are life contingent.

    . Guaranteed minimum accumulation benefit ("GMAB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Guarantees accounted for as insurance liabilities in future policy benefits include GMDB, the portion of GMIB that require annuitization, and the life-contingent portion of certain GMWB. These liabilities are established as follows:

      GMDB liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      GMIB liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIB have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in PABs as described below.

  The liability for the life contingent portion of GMWB is determined based on the expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.

  Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWB, GMAB and the portion of certain GMIB that do not require annuitization. These guarantees are recorded at estimated fair value separately from the host variable annuity with changes in estimated fair value reported in net derivative gains (losses). At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins related to non-capital market inputs. The nonperformance adjustment, which is captured as a spread over the risk free rate in determining the discount rate to discount the cash flows of the liability, is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties in certain actuarial assumptions. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk, variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company ceded the risk associated with GMDB, GMIB, GMAB and GMWB described in the preceding paragraphs. With respect to GMIB, a portion of the directly written GMIB guarantees are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance, and other receivables in the consolidated balance sheet with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

Other Policy-Related Balances

  Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

  The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

  The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  The Company accounts for the prepayment of premiums on its group life and health contracts as premium received in advance and applies the cash received to premiums when due.

  Also included in other policy-related balances are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

Recognition of Insurance Revenue and Related Benefits

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

  Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

  Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

  Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Policyholder Dividends

  Policyholder dividends are approved annually by NELICO's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by NELICO.

  Income Taxes

  The Company together with its parent, MLIC and its subsidiaries join the MetLife life/non-life consolidated federal tax return and is a party to the MetLife tax sharing agreement.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

    (i)future taxable income exclusive of reversing temporary differences and carryforwards;

   (ii)future reversals of existing taxable temporary differences;

  (iii)taxable income in prior carryback years; and

   (iv)tax planning strategies.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products.

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

  The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the consolidated balance sheet.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, including in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

  The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans in various forms.

  Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance.

  The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired participants. Participants that were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participants hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

  The projected pension benefit obligation ("PBO") is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The accumulated pension benefit obligation ("ABO") is the actuarial present value of vested and non-vested pension benefits accrued based on current salary levels. Obligations, both PBO and ABO, of the defined benefit pension plans are determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

  The expected postretirement plan benefit obligations represent the actuarial present value of all other postretirement benefits expected to be paid after retirement to employees and their dependents and is used in measuring the periodic postretirement benefit expense. The accumulated postretirement plan benefit obligations ("APBO") represent the actuarial present value of future other postretirement benefits attributed to employee services rendered through a particular date and is the valuation basis upon which liabilities are established. The APBO is determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

  The Company recognizes the funded status of the PBO for pension plans and the APBO for other postretirement plans for each of its plans in the consolidated balance sheets. The actuarial gains or losses, prior service costs and credits and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs are charged, net of income tax, to accumulated other comprehensive income (loss).

  Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from the increase (decrease) in prior years' benefit costs due to plan amendments or initiation of new plans. These costs are amortized into net periodic benefit cost over the expected service years of employees whose benefits are affected by such plan amendments. Actual experience related to plan assets and/or the benefit obligations may differ from that originally assumed when determining net periodic benefit cost for a particular period, resulting in gains or losses. To the extent such aggregate gains or losses exceed 10 percent of the greater of the benefit obligations or the market-related asset value of the plans, they are amortized into net periodic benefit cost over the expected service years of employees expected to receive benefits under the plans.

  The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firms, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

  Foreign Currency

  Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, hedge funds and cash. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized;
(ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the consolidated statements of income.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

  Effective July 1, 2011, the Company adopted new guidance regarding accounting for troubled debt restructurings. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. Additionally, the guidance prohibits creditors from using the borrower's effective rate test to evaluate whether a concession has been granted to the borrower. The adoption did not have a material impact on the Company's consolidated financial statements. See also expanded disclosures in Note 2.

  Effective January 1, 2011, the Company adopted new guidance regarding accounting for investment funds determined to be VIEs. Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economic interest in a VIE, unless the separate account contractholder is a related party. The adoption did not have a material impact on the Company's consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Effective December 31, 2010, the Company adopted guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements.

  Effective July 1, 2010, the Company adopted guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity, eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

  Also effective January 1, 2010, the Company adopted guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to other limited partnership interests held by the Company.

  Effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity securities in annual financial statements.

  The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of less than $1 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of less than $1 million, net of deferred income taxes of less than $1 million, resulting in the net cumulative effect adjustment of less than $1 million. The entire increase in the amortized cost basis of fixed maturity securities was in the U.S. corporate securities sector.

  The adoption of the OTTI guidance had no impact on the Company's pre-tax earnings for the year ended December 31, 2009.

  Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

  Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The adoption did not have a material impact on the Company's consolidated financial statements.

Business Combinations and Noncontrolling Interests

  Effective January 1, 2011, the Company adopted new guidance that addresses when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The adoption did not have an impact on the Company's consolidated financial statements.

  Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

  . All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

  . Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

  . The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

  . Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

  . Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

  . Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

  . Net income (loss) includes amounts attributable to noncontrolling interests.

  . When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

  . Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

  . When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

    As the Company did not have a minority interest, the adoption of this guidance did not have an impact on the Company's consolidated financial statements.

  Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

  Effective January 1, 2010, the Company adopted guidance that requires disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

  The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

  . Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

  . Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

  . Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

  .   Effective December 31, 2009, the Company adopted guidance on:
      (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements for annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

  . Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or
      (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Defined Benefit and Other Postretirement Plans

  Effective December 31, 2011, the Company adopted guidance regarding enhanced disclosures for employers' participation in multiemployer pension plans. The revised disclosures require additional qualitative and quantitative information about the employer's involvement in significant multiemployer pension and other postretirement plans. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

  Effective December 31, 2009, the Company adopted guidance to enhance the transparency surrounding the types of assets and associated risks in an employer's defined benefit pension or other postretirement benefit plans. This guidance requires an employer to disclose information about the valuation of plan assets similar to that required under other fair value disclosure guidance. The Company provided all of the material disclosures in its consolidated financial statements.

  Other Pronouncements

  Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  In December 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding comprehensive income (Accounting Standards Update ("ASU") 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update
No. 2011-05). The amendments in ASU 2011-12 are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Consistent with the effective date of the amendments in ASU 2011-05 discussed below, ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. The amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance should be applied retrospectively for all comparative periods presented. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

  In July 2011, the FASB issued new guidance on other expenses (ASU 2011-06, Other Expenses (Topic 720): Fees Paid to the Federal Government by Health Insurers), effective for calendar years beginning after December 31, 2013. The objective of this standard is to address how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act. The amendments in this standard specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense using the straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2011, the FASB issued new guidance regarding comprehensive income (ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income), effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder's equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified in net income. The Company intends to adopt the two-statement approach in 2012.

  In May 2011, the FASB issued new guidance regarding fair value measurements (ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

  In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements (ASU 2011-03, Transfers and Servicing (Topic 860):
Reconsideration of Effective Control for Repurchase Agreements), effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Financial Services --Insurance (Topic
944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) ("ASU 2010-26"), effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. ASU 2010-26 specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs currently capitalized by the Company will no longer be deferred. The Company will adopt ASU 2010-26 in 2012 and will apply it retrospectively to all prior periods presented in its consolidated financial statements for all insurance contracts. The Company estimates that DAC will be reduced by approximately $50 million to $60 million and total equity will be reduced by approximately $30 million to $40 million, net of income tax, as of the date of adoption. Additionally, the Company estimates that net income will be increased by approximately $5 million to $6 million in 2011, $6 million to $7 million in 2010, and $6 million to $7 million in 2009, as of the date of adoption.

2. INVESTMENTS

  FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

  The following tables present the amortized cost, gross unrealized gains and losses, estimated fair value of fixed maturity securities and the percentage that each sector represents by the respective total holdings for the periods shown.

                                                             DECEMBER 31, 2011
                                            ---------------------------------------------------
                                                          GROSS UNREALIZED
                                                      ------------------------ ESTIMATED
                                            AMORTIZED        TEMPORARY  OTTI     FAIR     % OF
                                              COST    GAINS   LOSSES    LOSSES   VALUE     TOTAL
                                            --------- ----- ---------- ------- --------- -------
                                                               (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities..................  $   621  $  68    $  1     $ --    $   688    47.3%
Foreign corporate securities...............      256     18       2       --        272    18.7
U.S. Treasury and agency securities........      170     19      --       --        189    13.0
RMBS.......................................      115     10      --       --        125     8.6
State and political subdivision securities.      105     18      --       --        123     8.5
CMBS.......................................       36      1      --       --         37     2.5
ABS........................................       12      1      --       --         13     0.9
Foreign government securities..............        6      1      --       --          7     0.5
                                             -------  -----    ----     ----    -------   -----
 Total fixed maturity securities...........  $ 1,321  $ 136    $  3     $ --    $ 1,454   100.0%
                                             =======  =====    ====     ====    =======   =====

                                                             DECEMBER 31, 2010
                                            ---------------------------------------------------
                                                          GROSS UNREALIZED
                                                      ------------------------ ESTIMATED
                                            AMORTIZED        TEMPORARY  OTTI     FAIR     % OF
                                              COST    GAINS   LOSSES    LOSSES   VALUE     TOTAL
                                            --------- ----- ---------- ------- --------- -------
                                                               (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities..................  $   581  $ 50     $  2     $ --    $   629    46.8%
Foreign corporate securities...............      316    20        1       --        335    24.9
U.S. Treasury and agency securities........       82     3        5       --         80     6.0
RMBS.......................................      126    11       --       --        137    10.2
State and political subdivision securities.      107     2        4       --        105     7.8
CMBS.......................................       42     2       --       --         44     3.3
ABS........................................       11     1       --       --         12     0.9
Foreign government securities..............        1    --       --       --          1     0.1
                                             -------  ----     ----     ----    -------   -----
 Total fixed maturity securities...........  $ 1,266  $ 89     $ 12     $ --    $ 1,343   100.0%
                                             =======  ====     ====     ====    =======   =====

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  The Company held no non-income producing fixed maturity securities at December 31, 2011 and 2010.

  The Company held foreign currency derivatives with notional amounts of $21 million and $29 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2011 and 2010, respectively.

  Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

  The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than U.S. Treasury and agency securities of $189 million and $80 million at estimated fair value at December 31, 2011 and 2010, respectively.

  Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                     DECEMBER 31,
                                        ---------------------------------------
                                               2011                2010
                                        ------------------- -------------------
                                                  ESTIMATED           ESTIMATED
                                        AMORTIZED   FAIR    AMORTIZED   FAIR
                                          COST      VALUE     COST      VALUE
                                        --------- --------- --------- ---------
                                                     (IN MILLIONS)
Due in one year or less................  $    73   $    75   $    66   $    72
Due after one year through five years..      268       289       330       356
Due after five years through ten years.      537       584       402       431
Due after ten years....................      280       331       289       291
                                         -------   -------   -------   -------
 Subtotal..............................    1,158     1,279     1,087     1,150
RMBS, CMBS and ABS.....................      163       175       179       193
                                         -------   -------   -------   -------
 Total fixed maturity securities.......  $ 1,321   $ 1,454   $ 1,266   $ 1,343
                                         =======   =======   =======   =======

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

  As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

NET UNREALIZED INVESTMENT GAINS (LOSSES)

  The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ----------------------
                                                          2011     2010    2009
                                                       -------  ------- -------
                                                            (IN MILLIONS)
 Fixed maturity securities............................  $ 133    $  77   $  39
 Derivatives..........................................     (3)      (3)     (2)
 Short-term investments...............................     (1)      (3)     (3)
 Amounts allocated from DAC...........................      1       --      (5)
 Deferred income tax benefit (expense)................    (46)     (25)    (11)
                                                        -----    -----   -----
 Net unrealized investment gains (losses).............  $  84    $  46   $  18
                                                        =====    =====   =====

  The changes in net unrealized investment gains (losses) were as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                           2011    2010    2009
                                                       -------- ------- -------
                                                            (IN MILLIONS)
 Balance, beginning of period.........................  $  46    $  18   $ (42)
 Unrealized investment gains (losses) during the year.     58       37     101
 Unrealized investment gains (losses) relating to:
  DAC.................................................      1        5      (7)
  Deferred income tax benefit (expense)...............    (21)     (14)    (34)
                                                        -----    -----   -----
 Balance, end of period...............................  $  84    $  46   $  18
                                                        =====    =====   =====
 Change in net unrealized investment gains (losses)...  $  38    $  28   $  60
                                                        =====    =====   =====

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  CONTINUOUS GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

  The following tables present the estimated fair value and gross unrealized losses of fixed maturity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                              DECEMBER 31, 2011
                                     --------------------------------------------------------------------
                                                             EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS       THAN 12 MONTHS             TOTAL
                                     ---------------------- ---------------------- ----------------------
                                      ESTIMATED    GROSS     ESTIMATED    GROSS     ESTIMATED    GROSS
                                        FAIR     UNREALIZED    FAIR     UNREALIZED    FAIR     UNREALIZED
                                       VALUE      LOSSES      VALUE      LOSSES      VALUE      LOSSES
                                     ---------- ----------- ---------- ----------- ---------- -----------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...........    $ 23       $  1        $  9       $ --        $ 32       $  1
Foreign corporate securities........      23          2          --         --          23          2
U.S. Treasury and agency securities.      --         --          --         --          --         --
RMBS................................       8         --          --         --           8         --
State and political subdivision
  securities........................      --         --          --         --          --         --
Foreign government securities.......       5         --          --         --           5         --
                                        ----       ----        ----       ----        ----       ----
 Total fixed maturity securities....    $ 59       $  3        $  9       $ --        $ 68       $  3
                                        ====       ====        ====       ====        ====       ====
Total number of securities in an
  unrealized loss position..........      38                      3
                                        ====                   ====

                                                              DECEMBER 31, 2010
                                     --------------------------------------------------------------------
                                                             EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS       THAN 12 MONTHS             TOTAL
                                     ---------------------- ---------------------- ----------------------
                                      ESTIMATED    GROSS     ESTIMATED    GROSS     ESTIMATED    GROSS
                                        FAIR     UNREALIZED    FAIR     UNREALIZED    FAIR     UNREALIZED
                                       VALUE      LOSSES      VALUE      LOSSES      VALUE      LOSSES
                                     ---------- ----------- ---------- ----------- ---------- -----------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...........   $  49       $  2        $  2       $ --       $  51       $  2
Foreign corporate securities........      46          1          11         --          57          1
U.S. Treasury and agency securities.      53          5          --         --          53          5
RMBS................................      --         --          --         --          --         --
State and political subdivision
  securities........................      49          4          --         --          49          4
Foreign government securities.......      --         --          --         --          --         --
                                       -----       ----        ----       ----       -----       ----
 Total fixed maturity securities....   $ 197       $ 12        $ 13       $ --       $ 210       $ 12
                                       =====       ====        ====       ====       =====       ====
Total number of securities in an
  unrealized loss position..........      33                      6
                                       =====                   ====

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

AGING OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

  The fixed maturity securities gross unrealized losses of $3 million and $12 million at December 31, 2011 and 2010, respectively, are all on securities where the estimated fair value had declined and remained below amortized cost by less than 20% and for less than nine months.

CONCENTRATION OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

  The gross unrealized losses related to fixed maturity securities, including the portion of OTTI losses recognized in accumulated other comprehensive income
(loss) were $3 million and $12 million at December 31, 2011 and 2010, respectively. The concentration, calculated as a percentage of gross unrealized losses (including OTTI losses), by sector and industry was as follows at:

                                                                   DECEMBER 31,
                                                                 -------------
                                                                 2011    2010
                                                                 ----    ----
SECTOR:
  Foreign corporate securities..................................  67%     12%
  U.S. corporate securities.....................................  33      16
  U.S. Treasury and agency securities...........................  --      42
  State and political subdivision securities....................  --      30
                                                                 ---     ---
   Total........................................................ 100%    100%
                                                                 ===     ===
INDUSTRY:
  Finance.......................................................  47%     10%
  Consumer......................................................  17       8
  Communications................................................  13      --
  Utility.......................................................   8       9
  Industrial....................................................   5       1
  Foreign government............................................   4      --
  Technology....................................................   4      --
  U.S. Treasury and agency securities...........................  --      42
  State and political subdivision securities....................  --      30
  Other.........................................................   2      --
                                                                 ---     ---
   Total........................................................ 100%    100%
                                                                 ===     ===

EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

  The Company held no fixed maturity securities with gross unrealized losses of greater than $10 million at both December 31, 2011 and 2010. Gross unrealized losses on fixed maturity securities decreased $9 million during the year ended December 31, 2011. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2011, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads. These securities were included in the Company's OTTI review process.

  Based on the Company's current evaluation of available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTIs may be incurred in upcoming periods.

  NET INVESTMENT GAINS (LOSSES)

  The components of net investment gains (losses) were as follows:

                                                                           YEARS ENDED DECEMBER 31,
                                                                         -------------------------
                                                                           2011     2010     2009
                                                                         ------   ------   ------
                                                                            (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized............................................  $ --     $ (4)    $ (1)
 Fixed maturity securities -- net gains (losses) on sales and disposals.     1        6        1
                                                                          ----     ----     ----
   Total net investment gains (losses)..................................  $  1     $  2     $ --
                                                                          ====     ====     ====

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were less than $1 million, ($1) million, and less than $1 million for the years ended December 31, 2011, 2010 and 2009, respectively.

  Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                                           YEARS ENDED DECEMBER 31,
                                                                         -------------------------
                                                                           2011     2010     2009
                                                                         ------   ------   ------
                                                                            (IN MILLIONS)
Proceeds................................................................ $ 162    $ 233    $ 166
                                                                         =====    =====    =====
Gross investment gains.................................................. $   2    $   9    $   4
                                                                         -----    -----    -----
Gross investment losses.................................................    (1)      (3)      (3)
                                                                         -----    -----    -----
Total OTTI losses recognized in earnings:
  Credit-related........................................................    --       (4)      --
  Other (1).............................................................    --       --       (1)
                                                                         -----    -----    -----
   Total OTTI losses recognized in earnings.............................    --       (4)      (1)
                                                                         -----    -----    -----
     Net investment gains (losses)...................................... $   1    $   2    $  --
                                                                         =====    =====    =====

----------
(1)Other OTTI losses recognized in earnings include impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

  There were no fixed maturity security OTTI losses recognized in earnings for the year ended December 31, 2011. The fixed maturity security OTTI losses recognized in earnings for the years ended December 31, 2010 and 2009 of $4 million and $1 million, respectively, related to the financial services industry within the U.S. and foreign corporate securities sector.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                                                 YEARS ENDED DECEMBER 31,
                                                                               --------------------------
                                                                                 2011          2010
                                                                               ------        ------
                                                                               (IN MILLIONS)
Balance, at January 1,........................................................  $  3          $  3
Reductions: Sales (maturities, pay downs or prepayments) during the period of
  securities previously impaired as credit loss OTTI..........................    (3)           --
                                                                                ----          ----
Balance, at December 31,......................................................  $ --          $  3
                                                                                ====          ====

  NET INVESTMENT INCOME

  The components of net investment income were as follows:

                                                                                 YEARS ENDED DECEMBER 31,
                                                                                 ------------------------
                                                                                   2011     2010    2009
                                                                                 ------   ------  ------
                                                                                    (IN MILLIONS)
Investment income:
Fixed maturity securities....................................................... $  76     $ 67    $ 64
Mortgage loans..................................................................     5        5       5
Policy loans....................................................................    23       22      22
Other limited partnership interests.............................................     1       --      --
Other...........................................................................     2        1       1
                                                                                 -----     ----    ----
   Subtotal.....................................................................   107       95      92
  Less: Investment expenses.....................................................     2        2       2
                                                                                 -----     ----    ----
     Net investment income...................................................... $ 105     $ 93    $ 90
                                                                                 =====     ====    ====

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses included in the table above.

  INVESTED ASSETS ON DEPOSIT

  Invested assets on deposit with regulatory agencies with an estimated fair value of $4 million at both December 31, 2011 and 2010, consisted primarily of fixed maturity securities.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  MORTGAGE LOANS

  Mortgage loans are summarized as follows at:

                                                  DECEMBER 31,
                                   ------------------------------------------
                                           2011                  2010
                                   --------------------  --------------------
                                      CARRYING    % OF      CARRYING    % OF
                                       VALUE       TOTAL     VALUE       TOTAL
                                   ------------- ------- ------------- -------
                                   (IN MILLIONS)         (IN MILLIONS)
 Mortgage loans:
 Agricultural.....................     $  57       54.8%     $ 56        73.7%
 Commercial.......................        48       46.2        20        26.3
                                       -----      -----      ----       -----
    Subtotal......................       105      101.0        76       100.0
  Valuation allowances............        (1)      (1.0)       --          --
                                       -----      -----      ----       -----
      Total mortgage loans, net...     $ 104      100.0%     $ 76       100.0%
                                       =====      =====      ====       =====

  All of the commercial and agricultural mortgage loans held at both
December 31, 2011 and 2010 were evaluated collectively for credit losses. The valuation allowances at December 31, 2011, as shown above, were primarily for the commercial mortgage loan portfolio segment and were for non-specifically identified credit losses. The valuation allowances on agricultural mortgage loans were less than $1 million at December 31, 2011. At December 31, 2010, valuation allowances were less than $1 million on the commercial and agricultural mortgage loan portfolio segments and were for non-specifically identified credit losses.

  Agricultural Mortgage Loans -- by Credit Quality Indicator. All of the agricultural mortgage loans held at both December 31, 2011 and 2010 had a loan-to-value ratio of less than 65%.

  Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value. See Note 1 for a discussion of all credit quality indicators presented herein. Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                    COMMERCIAL
                       -------------------------------------------------------------------
                                     RECORDED INVESTMENT
                       -----------------------------------------------
                          DEBT SERVICE COVERAGE RATIOS
                       --------------------------------
                                                                 % OF    ESTIMATED   % OF
                        > 1.20X  1.00X - 1.20X  < 1.00X   TOTAL   TOTAL  FAIR VALUE   TOTAL
                       -------- -------------- -------- ------- ------- ----------- -------
                                    (IN MILLIONS)                      (IN MILLIONS)
DECEMBER 31, 2011:
Loan-to-value ratios:
Less than 65%.........   $ 48        $ --        $ --    $ 48    100.0%    $ 52      100.0%
65% to 75%............     --          --          --      --       --       --         --
76% to 80%............     --          --          --      --       --       --         --
Greater than 80%......     --          --          --      --       --       --         --
                         ----        ----        ----    ----    -----     ----      -----
 Total................   $ 48        $ --        $ --    $ 48    100.0%    $ 52      100.0%
                         ====        ====        ====    ====    =====     ====      =====

DECEMBER 31, 2010:
Loan-to-value ratios:
Less than 65%.........   $ --        $ --        $ --    $ --       --%    $ --         --%
65% to 75%............     19          --          --      19     95.0       21       95.5
76% to 80%............     --          --          --      --       --       --         --
Greater than 80%......      1          --          --       1      5.0        1        4.5
                         ----        ----        ----    ----    -----     ----      -----
 Total................   $ 20        $ --        $ --    $ 20    100.0%    $ 22      100.0%
                         ====        ====        ====    ====    =====     ====      =====

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Past Due, Interest Accrual Status and Impaired Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2011and 2010. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more. The Company had no impaired mortgage loans, no loans past due and no loans in non-accrual status at both December 31, 2011 and 2010. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2011 and 2010.

  Mortgage Loans Modified in a Troubled Debt Restructuring. See Note 1 for a discussion of loan modifications that are classified as troubled debt restructuring and the types of concessions typically granted. At December 31, 2011, the Company had no mortgage loans modified during the period in a troubled debt restructuring.

  OTHER LIMITED PARTNERSHIP INTERESTS

  The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $3 million and $1 million at December 31, 2011 and 2010, respectively. There were no impairments of other limited partnership interests for the years ended December 31, 2011, 2010 and 2009.

  OTHER INVESTED ASSETS

  The following table presents the carrying value of the Company's other invested assets by type at:

                                              DECEMBER 31,
                               ------------------------------------------
                                       2011                  2010
                               --------------------  --------------------
                                  CARRYING    % OF      CARRYING    % OF
                                   VALUE       TOTAL     VALUE       TOTAL
                               ------------- ------- ------------- -------
                               (IN MILLIONS)         (IN MILLIONS)
      Tax credit partnerships.    $    14     100.0%    $    14      35.9%
      Loans to affiliates.....         --        --          25      64.1
                                  -------     -----     -------     -----
       Total..................    $    14     100.0%    $    39     100.0%
                                  =======     =====     =======     =====

  Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method. Loans to affiliates, some of which are regulated, are used by the affiliates to assist in meeting their capital requirements.

  CASH EQUIVALENTS

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $14 million and $21 million at December 31, 2011 and 2010, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  VARIABLE INTEREST ENTITIES

  The Company holds investments in certain entities that are VIEs. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                              DECEMBER 31,
                                               -------------------------------------------
                                                       2011                  2010
                                               --------------------- ---------------------
                                                          MAXIMUM               MAXIMUM
                                               CARRYING   EXPOSURE   CARRYING   EXPOSURE
                                                AMOUNT   TO LOSS (1)  AMOUNT   TO LOSS (1)
                                               -------- ------------ -------- ------------
                                                              (IN MILLIONS)
Fixed maturity securities available-for-sale:
 RMBS (2).....................................  $ 125      $ 125      $ 137      $ 137
 CMBS (2).....................................     37         37         44         44
 ABS (2)......................................     13         13         12         12
 U.S. corporate securities....................      5          5         --         --
 Foreign corporate securities.................     --         --         17         17
Other invested assets.........................     13         13         13         13
Other limited partnership interests...........      2          5          1          5
                                                -----      -----      -----      -----
 Total........................................  $ 195      $ 198      $ 224      $ 228
                                                =====      =====      =====      =====

----------
(1)The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by a creditworthy third party. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties. There were no amounts guaranteed by third parties at both December 31, 2011 and 2010. The maximum exposure to loss relating to the other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor. As described in Note 10, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2011, 2010 and 2009.

  RELATED PARTY INVESTMENT TRANSACTIONS

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                              YEARS ENDED DECEMBER 31,
                                                                            -------------------------
                                                                             2011     2010     2009
                                                                            -----    -----    -----
                                                                              (IN MILLIONS)
Estimated fair value of invested assets transferred to affiliates.......... $ --     $ --     $  3
Amortized cost of invested assets transferred to affiliates................ $ --     $ --     $  4
Net investment gains (losses) recognized on invested assets transferred to
  affiliates............................................................... $ --     $ --     $ (1)

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  The Company receives investment administrative services from an affiliate. These investment expenses were $2 million, $2 million and $1 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company also had additional affiliated net investment income of less than $1 million for each of the years ended December 31, 2011, 2010 and 2009.

  During 2008, the Company entered into a secured note receivable with an affiliate, MetLife Insurance Company of Connecticut, and loaned $25 million to the affiliate. The secured note receivable matured in 2011.

3. DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

  See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

  See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

  The Company is exposed to various risks relating to its ongoing business operations, including foreign currency risk and credit risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                     DECEMBER 31,
                                            --------------------------------------------------------------
                                                         2011                            2010
                                            ------------------------------- ------------------------------
                                                         ESTIMATED FAIR                 ESTIMATED FAIR
                                                           VALUE (1)                       VALUE (1)
                                                     ----------------------          ---------------------
PRIMARY UNDERLYING                          NOTIONAL                        NOTIONAL
RISK EXPOSURE           INSTRUMENT TYPE      AMOUNT    ASSETS   LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  ----------------------- -------- -------- ------------- -------- -------- ------------
                                                                    (IN MILLIONS)
Foreign currency    Foreign currency swaps.   $ 21     $ --       $  3        $ 29     $ --       $  6
Credit              Credit default swaps...     23       --         --          27       --         --
                                              ----     ----       ----        ----     ----       ----
                    Total..................   $ 44     $ --       $  3        $ 56     $ --       $  6
                                              ====     ====       ====        ====     ====       ====

----------
(1)The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

  The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2011:

                                                 REMAINING LIFE
                        ----------------------------------------------------------------
                                      AFTER ONE YEAR  AFTER FIVE YEARS
                         ONE YEAR OR  THROUGH FIVE      THROUGH TEN     AFTER TEN
                            LESS          YEARS            YEARS         YEARS     TOTAL
                        ------------ --------------- ----------------- ---------- ------
                                                 (IN MILLIONS)
Foreign currency swaps.     $ --          $ 14              $ 7           $ --     $ 21
Credit default swaps...       --            23               --             --       23
                            ----          ----              ---           ----     ----
 Total.................     $ --          $ 37              $ 7           $ --     $ 44
                            ====          ====              ===           ====     ====

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

  Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

  Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities.

  HEDGING

  The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                      DECEMBER 31,
                                               -----------------------------------------------------------
                                                           2011                           2010
                                               -----------------------------  -----------------------------
                                                         ESTIMATED FAIR VALUE           ESTIMATED FAIR VALUE
                                                        --------------------           --------------------
                                               NOTIONAL                       NOTIONAL
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS   AMOUNT   ASSETS   LIABILITIES  AMOUNT   ASSETS   LIABILITIES
---------------------------------------------  -------- -------  ------------ -------- -------  ------------
                                                                      (IN MILLIONS)
           Cash flow hedges:
           Foreign currency swaps.............   $ 19    $ --        $ 3        $ 19    $ --        $ 2

  The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                                DECEMBER 31,
                                         -----------------------------------------------------------
                                                     2011                           2010
                                         -----------------------------  -----------------------------
                                                   ESTIMATED FAIR VALUE           ESTIMATED FAIR VALUE
                                                  --------------------           --------------------
DERIVATIVES NOT DESIGNATED OR            NOTIONAL                       NOTIONAL
NOT QUALIFYING AS HEDGING INSTRUMENTS     AMOUNT   ASSETS   LIABILITIES  AMOUNT4  ASSETS   LIABILITIES
---------------------------------------- -------- -------  ------------ -------- -------  ------------
                                                                (IN MILLIONS)
Foreign currency swaps..................   $  2    $ --        $ --       $ 10    $ --        $ 4
Credit default swaps....................     23      --          --         27      --         --
                                           ----    ----        ----       ----    ----        ---
 Total non-designated or non-qualifying
   derivatives..........................   $ 25    $ --        $ --       $ 37    $ --        $ 4
                                           ====    ====        ====       ====    ====        ===

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  NET DERIVATIVE GAINS (LOSSES)

  The components of net derivative gains (losses) were as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   -------------------------
                                                     2011     2010     2009
                                                   ------   ------  -------
                                                       (IN MILLIONS)
       Derivatives and hedging gains (losses) (1). $    2   $   1   $    (1)
       Embedded derivatives.......................    154      33      (130)
                                                    ------  -----   -------
        Total net derivative gains (losses)....... $  156   $  34   $  (131)
                                                    ======  =====   =======

----------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2011 and 2010. The Company did not recognize any net investment income from settlement payments related to qualifying hedges for the year ended December 31, 2009.

  The Company recognized insignificant net derivative gains (losses) from settlement payments related to non-qualifying hedges for each of the years ended December 31, 2011, 2010 and 2009.

  CASH FLOW HEDGES

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments as cash flow hedges when they have met the requirements of cash flow hedging.

  For the years ended December 31, 2011 and 2010, the Company recognized insignificant net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2009, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date, within two months of that date, or were no longer probable of occurring. For the years ended December 31, 2011, 2010 and 2009, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2011, 2010 and 2009.

  The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                                               YEARS ENDED DECEMBER 31,
                                                                               ----------------------
                                                                                  2011     2010    2009
                                                                               -------  ------- -------
                                                                                    (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at January 1,..........  $ (3)    $ (2)   $ (2)
Gains (losses) deferred in other comprehensive income (loss) on the effective
  portion of cash flow hedges.................................................    (1)      (1)     --
Amounts reclassified to net derivative gains (losses).........................     1       --      --
                                                                                ----     ----    ----
Accumulated other comprehensive income (loss), balance at December 31,........  $ (3)    $ (3)   $ (2)
                                                                                ====     ====    ====

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  At December 31, 2011, ($1) million of deferred net gains (losses) on derivatives in accumulated other comprehensive income (loss) was expected to be reclassified to earnings within the next 12 months.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

  The Company enters into foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates.

  The following table presents the amount and location of gains (losses) recognized in income for foreign currency swaps that were not designated or qualifying as hedging instruments:

                                                                NET DERIVATIVE
                                                                 GAINS (LOSSES)
                                                               ----------------
                                                                (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Foreign currency swaps........................................       $ --
FOR THE YEAR ENDED DECEMBER 31, 2010:
Foreign currency swaps........................................       $  1
FOR THE YEAR ENDED DECEMBER 31, 2009:
Foreign currency swaps........................................       $ (1)

  CREDIT DERIVATIVES

  In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $22 million at both December 31, 2011 and 2010. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2011, the Company would have paid an insignificant amount to terminate all of these contracts. At December 31, 2010, the Company would have received an insignificant amount to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                                          2011                                   2010
                                         -------------------------------------- --------------------------------------
                                                                                              MAXIMUM
                                                       MAXIMUM                                 AMOUNT
                                         ESTIMATED      AMOUNT                  ESTIMATED    OF FUTURE
                                         FAIR VALUE   OF FUTURE      WEIGHTED   FAIR VALUE    PAYMENTS      WEIGHTED
                                         OF CREDIT  PAYMENTS UNDER   AVERAGE    OF CREDIT      UNDER        AVERAGE
RATING AGENCY DESIGNATION OF REFERENCED   DEFAULT   CREDIT DEFAULT   YEARS TO    DEFAULT   CREDIT DEFAULT   YEARS TO
CREDIT OBLIGATIONS (1)                     SWAPS      SWAPS (2)    MATURITY (3)   SWAPS      SWAPS (2)    MATURITY (3)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------

                                               (IN MILLIONS)                          (IN MILLIONS)
   Baa
   Credit default swaps referencing
     indices............................    $ --         $ 22          5.0         $ --         $ 22          5.0

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

----------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

  The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its OTC derivative instruments. At December 31, 2011 and 2010, the Company did not pledge or accept any collateral.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                       ESTIMATED FAIR VALUE OF    FAIR VALUE OF INCREMENTAL COLLATERAL
                                        COLLATERAL PROVIDED:                 PROVIDED UPON:
                                      ------------------------ ------------------------------------------

                                                                                   DOWNGRADE IN THE
                                                                 ONE NOTCH     COMPANY'S CREDIT RATING
                                                                 DOWNGRADE     TO A LEVEL THAT TRIGGERS
                       ESTIMATED                                  IN THE            FULL OVERNIGHT
                   FAIR VALUE (1) OF                               COMPANY'S     COLLATERALIZATION OR
                   DERIVATIVES IN NET      FIXED MATURITY         CREDIT             TERMINATION
                   LIABILITY POSITION      SECURITIES (2)         RATING       OF THE DERIVATIVE POSITION
                   ------------------ ------------------------ ------------- ----------------------------
                                                       (IN MILLIONS)
DECEMBER 31, 2011.     $        3            $      --           $      --             $      3
DECEMBER 31, 2010.     $        6            $      --           $      --             $      6

----------
(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2011 and 2010, the Company did not provide any cash collateral.

  Without considering the effect of netting agreements, the estimated fair value of the Company's OTC derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2011 was $3 million. At December 31, 2011, the Company did not provide any collateral in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2011 would be $3 million.

  EMBEDDED DERIVATIVES

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

  The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                               DECEMBER 31,
                                                               -------------
                                                                 2011   2010
                                                               ------ ------
                                                               (IN MILLIONS)
    Net embedded derivatives within asset host contracts:
     Ceded guaranteed minimum benefits........................ $ 378  $ 161
    Net embedded derivatives within liability host contracts:
     Direct guaranteed minimum benefits....................... $  75  $  21

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                 YEARS ENDED DECEMBER 31,
                                                 -----------------------
                                                   2011    2010    2009
                                                 ------  ------  ------
                                                     (IN MILLIONS)
         Net derivative gains (losses) (1), (2). $ 154   $   33  $ (130)

----------
(1)The valuation of direct guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were $18 million, ($14) million and ($95) million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($38) million, $31 million and $182 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

4. FAIR VALUE

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

  The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                     DECEMBER 31, 2011
                                                -----------------------------------------------------------
                                                 FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                -------------------------------------------------
                                                 QUOTED PRICES IN
                                                ACTIVE MARKETS FOR                   SIGNIFICANT    TOTAL
                                                 IDENTICAL ASSETS  SIGNIFICANT OTHER UNOBSERVABLE ESTIMATED
                                                 AND LIABILITIES   OBSERVABLE INPUTS    INPUTS      FAIR
                                                    (LEVEL 1)          (LEVEL 2)      (LEVEL 3)     VALUE
                                                ------------------ ----------------- ------------ ---------
                                                                       (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities.....................       $  --            $    668         $   20    $    688
 Foreign corporate securities..................          --                 272             --         272
 U.S. Treasury and agency securities...........         114                  75             --         189
 RMBS..........................................          --                 125             --         125
 State and political subdivision securities....          --                 123             --         123
 CMBS..........................................          --                  37             --          37
 ABS...........................................          --                  12              1          13
 Foreign government securities.................          --                   7             --           7
                                                      -----            --------         ------    --------
   Total fixed maturity securities.............         114               1,319             21       1,454
                                                      -----            --------         ------    --------
Short-term investments.........................          --                  59             --          59
Net embedded derivatives within asset host
  contracts (1)................................          --                  --            378         378
Separate account assets (2)....................          --               8,057             --       8,057
                                                      -----            --------         ------    --------
   Total assets................................       $ 114            $  9,435         $  399    $  9,948
                                                      =====            ========         ======    ========
LIABILITIES:
Derivative liabilities: (3)
 Foreign currency contracts....................       $  --            $      3         $   --    $      3
 Credit contracts..............................          --                  --             --          --
                                                      -----            --------         ------    --------
   Total derivative liabilities................          --                   3             --           3
Net embedded derivatives within liability host
  contracts (1)................................          --                  --             75          75
                                                      -----            --------         ------    --------
   Total liabilities...........................       $  --            $      3         $   75    $     78
                                                      =====            ========         ======    ========

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                                     DECEMBER 31, 2010
                                                -----------------------------------------------------------
                                                 FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                -------------------------------------------------
                                                 QUOTED PRICES IN
                                                ACTIVE MARKETS FOR                   SIGNIFICANT    TOTAL
                                                 IDENTICAL ASSETS  SIGNIFICANT OTHER UNOBSERVABLE ESTIMATED
                                                 AND LIABILITIES   OBSERVABLE INPUTS    INPUTS      FAIR
                                                    (LEVEL 1)          (LEVEL 2)      (LEVEL 3)     VALUE
                                                ------------------ ----------------- ------------ ---------
                                                                       (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities.....................        $ --            $     594        $   35    $     629
 Foreign corporate securities..................          --                  316            19          335
 U.S. Treasury and agency securities...........          29                   51            --           80
 RMBS..........................................          --                  137            --          137
 State and political subdivision securities....          --                  105            --          105
 CMBS..........................................          --                   44            --           44
 ABS...........................................          --                   12            --           12
 Foreign government securities.................          --                    1            --            1
                                                       ----            ---------        ------    ---------
   Total fixed maturity securities.............          29                1,260            54        1,343
                                                       ----            ---------        ------    ---------
Short-term investments.........................          --                   38            --           38
Net embedded derivatives within asset host
  contracts (1)................................          --                   --           161          161
Separate account assets (2)....................          --                9,105            --        9,105
                                                       ----            ---------        ------    ---------
   Total assets................................        $ 29            $  10,403        $  215    $  10,647
                                                       ====            =========        ======    =========
LIABILITIES:
Derivative liabilities: (3)
 Foreign currency contracts....................        $ --            $       6        $   --    $       6
 Credit contracts..............................          --                   --            --           --
                                                       ----            ---------        ------    ---------
 Total derivative liabilities..................          --                    6            --            6
Net embedded derivatives within liability host
  contracts (1)................................          --                   --            21           21
                                                       ----            ---------        ------    ---------
 Total liabilities.............................        $ --            $       6        $   21    $      27
                                                       ====            =========        ======    =========

----------
(1)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within PABs in the consolidated balance sheets.

(2)Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(3)Derivative liabilities are presented within other liabilities in the consolidated balance sheets.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities and Short-term Investments

  When available, the estimated fair value of the Company's fixed maturity securities and short-term investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

  When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

  The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

  When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, references to

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

  The fair value of these guarantees is estimated using the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs.

  The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

  Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates,

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  Separate Account Assets

  Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, hedge funds and cash. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

  A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

  The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

  While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect management's own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities

  These securities are comprised of U.S. Treasury securities. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities and Short-term Investments

  This level includes fixed maturity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 securities described below.

  U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

  U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark
  U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

  Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

  State and political subdivision and foreign government securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

  Derivative Liabilities

  This level includes all types of derivative instruments utilized by the Company. These derivatives are principally valued using an income approach.

  Foreign currency contracts

  Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, London Inter Bank Offer Rate basis curves, currency spot rates and cross currency basis curves.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

Separate Account Assets

  These assets are primarily comprised of certain mutual funds and hedge funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAV provided by the fund managers.

LEVEL 3 MEASUREMENTS:

  In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described in Level 2 Measurements. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

  Fixed Maturity Securities

  This level includes fixed maturity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data.

  U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

  Structured securities comprised of ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

  Direct Guaranteed Minimum Benefits

  These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Reinsurance Ceded on Certain Guaranteed Minimum Benefits

  These embedded derivatives are principally valued using an income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those previously described under "Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

TRANSFERS BETWEEN LEVELS 1 AND 2:

  During the years ended December 31, 2011 and 2010, transfers between Levels 1 and 2 were not significant.

  TRANSFERS INTO OR OUT OF LEVEL 3:

  Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the years ended December 31, 2011 and 2010 are summarized below.

  Transfers into Level 3 were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade), which have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value.

  During the year ended December 31, 2011, there were no transfers into Level 3. During the year ended December 31, 2010, transfers into Level 3 for fixed maturity securities of $12 million, were comprised of certain private placements included in U.S. corporate securities.

  Transfers out of Level 3 resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

  During the year ended December 31, 2011, transfers out of Level 3 for fixed maturity securities of $10 million were comprised of certain U.S. and foreign corporate securities. During the year ended December 31, 2010, transfers out of Level 3 for fixed maturity securities of $1 million were comprised of certain U.S. corporate securities.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective time periods:

                                                         FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                         -----------------------------------------------------------------------
                                                           FIXED MATURITY SECURITIES:
                                                         -------------------------------------------------
                                                            U.S.           FOREIGN                               NET
                                                         CORPORATE        CORPORATE                           EMBEDDED
                                                         SECURITIES       SECURITIES          ABS          DERIVATIVES (5)
                                                         ----------       ----------          ---------    ---------------
                                                                          (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,..................................... $      35        $      19        $      --         $      140
Total realized/unrealized gains (losses) included in:
  Earnings: (1), (2)
   Net investment income................................        --               --               --                 --
   Net investment gains (losses)........................        --               --               --                 --
   Net derivative gains (losses)........................        --               --               --                154
   Other comprehensive income (loss)....................        --                1               --                 --
Purchases (3)...........................................        --               --                1                 --
Sales (3)...............................................        (8)             (17)              --                 --
Issuances (3)...........................................        --               --               --                 --
Settlements (3).........................................        --               --               --                  9
Transfers into Level 3 (4)..............................        --               --               --                 --
Transfers out of Level 3 (4)............................        (7)              (3)              --                 --
                                                         ---------        ---------           ---------      ----------
Balance, December 31,................................... $      20        $      --        $       1         $      303
                                                         =========        =========           =========      ==========
Changes in unrealized gains (losses) relating to assets
 and liabilities still held at December 31, 2011
 included in earnings:
   Net investment income................................ $      --        $      --        $      --         $       --
   Net investment gains (losses)........................ $      --        $      --        $      --         $       --
   Net derivative gains (losses)........................ $      --        $      --        $      --         $      156

                                                             FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                             -----------------------------------------------------------------------
                                                               FIXED MATURITY SECURITIES:
                                                             -------------------------------------------------
                                                                U.S.           FOREIGN                               NET
                                                             CORPORATE        CORPORATE                           EMBEDDED
                                                             SECURITIES       SECURITIES          ABS          DERIVATIVES (5)
                                                             ----------       ----------          ---------    ---------------
                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,......................................... $      17        $      28        $      --          $      99
Total realized/unrealized gains (losses) included in:
  Earnings: (1), (2)
   Net investment income....................................        --               --               --                 --
   Net investment gains (losses)............................        --               (1)              --                 --
   Net derivative gains (losses)............................        --               --               --                 33
   Other comprehensive income (loss)........................        --                4               --                 --
Purchases, sales, issuances and settlements (3).............         7              (12)              --                  8
Transfers into Level 3 (4)..................................        12               --               --                 --
Transfers out of Level 3 (4)................................        (1)              --               --                 --
                                                             ---------        ---------           ---------       ---------
Balance, December 31,....................................... $      35        $      19        $      --          $     140
                                                             =========        =========           =========       =========
Changes in unrealized gains (losses) relating to assets and
 liabilities still held at December 31, 2010 included in
 earnings:
   Net investment income.................................... $      --        $      --        $      --          $      --
   Net investment gains (losses)............................ $      --        $      --        $      --          $      --
   Net derivative gains (losses)............................ $      --        $      --        $      --          $      34

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                             FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                             ----------------------------------------------------------------------
                                                               FIXED MATURITY SECURITIES:
                                                             -------------------------------------------------
                                                                U.S.           FOREIGN                               NET
                                                             CORPORATE        CORPORATE                           EMBEDDED
                                                             SECURITIES       SECURITIES          ABS          DERIVATIVES (5)
                                                             ----------       ----------          ---------    ---------------
                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,......................................... $      12        $      23        $      --         $      216
Total realized/unrealized gains (losses) included in:
  Earnings: (1), (2)
   Net investment income....................................        --               --               --                 --
   Net investment gains (losses)............................        --                5               --                 --
   Net derivative gains (losses)............................        --               --               --               (127)
   Other comprehensive income (loss)........................         1               12               --                 --
Purchases, sales, issuances and settlements (3).............         5              (12)              --                 10
Transfers into and/or out of Level 3 (4)....................        (1)              --               --                 --
                                                             ---------        ---------           ---------      ----------
Balance, December 31,....................................... $      17        $      28        $      --         $       99
                                                             =========        =========           =========      ==========
Changes in unrealized gains (losses) relating to assets and
 liabilities still held at December 31, 2009 included in
 earnings:
   Net investment income.................................... $      --        $      --        $      --         $       --
   Net investment gains (losses)............................ $      --        $       5        $      --         $       --
   Net derivative gains (losses)............................ $      --        $      --        $      --         $     (125)

----------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to earnings on securities are included within net investment gains (losses). Lapses associated with embedded derivatives are included within net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For the year ended December 31, 2011, fees attributed to net embedded derivatives are included within settlements. For the years ended December 31, 2010 and 2009, fees attributed to net embedded derivatives are included within purchases, sales, issuances and settlements.

(4)Total gains and losses (in earnings and other comprehensive income (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and/or out of Level 3 in the same period are excluded from the rollforward.

(5)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

FAIR VALUE OF FINANCIAL INSTRUMENTS

  Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                               DECEMBER 31,
                                       ------------------------------------------------------------
                                                   2011                           2010
                                       ----------------------------- ------------------------------
                                                           ESTIMATED                      ESTIMATED
                                       NOTIONAL  CARRYING    FAIR     NOTIONAL  CARRYING    FAIR
                                         AMOUNT   VALUE     VALUE     AMOUNT     VALUE     VALUE
                                       -------- --------- ---------- --------- --------- ----------
                                                              (IN MILLIONS)
ASSETS:
Mortgage loans, net...................           $  104     $  111              $   76     $   80
Policy loans..........................           $  410     $  603              $  404     $  511
Other invested assets (1).............           $   --     $   --              $   25     $   25
Cash and cash equivalents.............           $   33     $   33              $   32     $   32
Accrued investment income.............           $   27     $   27              $   26     $   26
Premiums, reinsurance and other
  receivables (1).....................           $  150     $  157              $  131     $  135
Other assets (1)......................           $    7     $    4              $    5     $    5
LIABILITIES:
PABs (1)..............................           $  115     $  123              $   99     $  105
Long-term debt -- affiliated..........           $   --     $   --              $   25     $   25
Other liabilities (1).................           $   40     $   40              $   36     $   36
Separate account liabilities (1)......           $   14     $   14              $   76     $   76
COMMITMENTS: (2)
Mortgage loan commitments.............  $  --    $   --     $   --     $  15    $   --     $   --
Commitments to fund private corporate
  bond investments....................  $   6    $   --     $    1     $   3    $   --     $   --

----------
(1)Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

(2)Commitments are off-balance sheet obligations.

  The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, short-term investments, derivative liabilities, net embedded derivatives within asset and liability host contracts and separate account assets. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the table above. The estimated fair value for these financial instruments approximates carrying value.

  Mortgage Loans

  The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Policy Loans

  For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Other Invested Assets

  Other invested assets within the preceding table are comprised of a loan to an affiliate. The estimated fair value of the loan to an affiliate is estimated by discounting the expected future cash flows using current market rates and the credit risk of the note issuer.

  Cash and Cash Equivalents

  Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

  Accrued Investment Income

  Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

  Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding table are comprised of certain amounts recoverable under reinsurance agreements.

  Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table. The estimated fair value is determined as the present value of expected future cash flows, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

  Other Assets

  Other assets presented in the preceding table represents the receivables from agencies for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the Company's lending rate, at the end of the reporting period, for loans issued to agencies.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  PABs

  PABs in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the table above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as PABs in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

  The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt -- Affiliated

  The estimated fair value of affiliated long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of the Company or other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

  Other Liabilities

  Other liabilities included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of funds withheld amounts payable which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

  Separate account liabilities included in the preceding table represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

  Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund private corporate bonds that will be held for investment reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

5. DEFERRED POLICY ACQUISITION COSTS

  Information regarding DAC was as follows:

                                                                       DAC
                                                                  -------------
                                                                  (IN MILLIONS)
Balance at January 1, 2009.......................................   $  1,212
Capitalizations..................................................         90
                                                                    --------
  Subtotal.......................................................      1,302
                                                                    --------
Amortization related to:
  Net investment gains (losses)..................................         29
  Other expenses.................................................       (140)
                                                                    --------
   Total amortization............................................       (111)
                                                                    --------
Unrealized investment gains (losses).............................         (7)
                                                                    --------
Balance at December 31, 2009.....................................      1,184
Capitalizations..................................................         30
                                                                    --------
  Subtotal.......................................................      1,214
                                                                    --------
Amortization related to:
  Net investment gains (losses)..................................        (15)
  Other expenses.................................................       (125)
                                                                    --------
   Total amortization............................................       (140)
                                                                    --------
Unrealized investment gains (losses).............................          5
                                                                    --------
Balance at December 31, 2010.....................................      1,079
Capitalizations..................................................         32
                                                                    --------
  Subtotal.......................................................      1,111
                                                                    --------
Amortization related to:
  Net investment gains (losses)..................................        (50)
  Other expenses.................................................       (183)
                                                                    --------
   Total amortization............................................       (233)
                                                                    --------
Unrealized investment gains (losses).............................          1
                                                                    --------
Balance at December 31, 2011.....................................   $    879
                                                                    ========

  Amortization of DAC is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

6. INSURANCE

  SALES INDUCEMENTS

  Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                                     AMOUNT
                                                                  -------------
                                                                  (IN MILLIONS)
 Balance at January 1, 2009......................................    $    40
 Capitalization..................................................          4
 Amortization....................................................         (5)
                                                                     -------
 Balance at December 31, 2009....................................         39
 Capitalization..................................................         --
 Amortization....................................................         (4)
                                                                     -------
 Balance at December 31, 2010....................................         35
 Capitalization..................................................         --
 Amortization....................................................         (7)
                                                                     -------
 Balance at December 31, 2011....................................    $    28
                                                                     =======

  SEPARATE ACCOUNTS

  Separate account assets and liabilities consist of pass-through separate accounts totaling $8.1 billion and $9.1 billion at December 31, 2011 and 2010, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2011, 2010 and 2009, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2011     2010    2009
                                                       ------   ------  ------
                                                          (IN MILLIONS)
Balance at January 1,................................. $  25    $  24   $  21
  Less: Reinsurance recoverables......................    20       19      17
                                                       -----    -----   -----
Net balance at January 1,.............................     5        5       4
                                                       -----    -----   -----
Incurred related to:
  Current year........................................     1        1       2
  Prior years.........................................     1       --      --
                                                       -----    -----   -----
   Total incurred.....................................     2        1       2
                                                       -----    -----   -----
Paid related to:
  Current year........................................    --       --      --
  Prior years.........................................    (1)      (1)     (1)
                                                       -----    -----   -----
   Total paid.........................................    (1)      (1)     (1)
                                                       -----    -----   -----
Net balance at December 31,...........................     6        5       5
  Add: Reinsurance recoverables.......................    21       20      19
                                                       -----    -----   -----
Balance at December 31,............................... $  27    $  25   $  24
                                                       =====    =====   =====

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  During 2011, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years increased by $1 million, due to improved loss ratios for non-medical health claim liabilities. During 2010 and 2009, there was no change to claims and claim adjustment expenses associated with prior years.

  GUARANTEES

  The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and
(ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

  The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows:

                                                                 DECEMBER 31,
                                         ----------------------------------------------------------
                                                      2011                           2010
                                         ---------------------------    ---------------------------
                                             IN THE            AT           IN THE            AT
                                          EVENT OF DEATH  ANNUITIZATION  EVENT OF DEATH  ANNUITIZATION
                                         --------------- -------------- --------------- --------------
                                                                 (IN MILLIONS)
ANNUITY CONTRACTS (1)
Return of Net Deposits
Separate account value..................    $   3,940            N/A       $   4,326            N/A
Net amount at risk (2)..................    $    121 (3)         N/A       $     77 (3)         N/A
Average attained age of contractholders.     62 years            N/A        61 years            N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................    $   1,916      $   3,126       $   2,222      $   3,401
Net amount at risk (2)..................    $    229 (3)   $    785 (4)    $    173 (3)   $    502 (4)
Average attained age of contractholders.     63 years       60 years        62 years       59 years

                                                         DECEMBER 31,
                                                   ----------------------
                                                         2011         2010
                                                   ---------    ---------
                                                      SECONDARY GUARANTEES
                                                   ----------------------
                                                         (IN MILLIONS)
    UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
     Account value (general and separate account). $   1,919    $   2,006
     Net amount at risk (2)....................... $ 18,358 (3) $ 19,973 (3)
     Average attained age of policyholders........  51 years     50 years

----------
(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The net amount at risk is based on the direct amount at risk (excluding ceded reinsurance).

(3)The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

(4)The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

                                                         UNIVERSAL AND
                                                         VARIABLE LIFE
                                   ANNUITY CONTRACTS       CONTRACTS
                                -----------------------  -------------
                                GUARANTEED  GUARANTEED
                                  DEATH    ANNUITIZATION   SECONDARY
                                 BENEFITS    BENEFITS     GUARANTEES     TOTAL
                                ---------- ------------- ------------- -------
                                                (IN MILLIONS)
  DIRECT
  Balance at January 1, 2009...   $  13        $  34         $   2      $  49
  Incurred guaranteed benefits.      --           (5)           (1)        (6)
  Paid guaranteed benefits.....      (6)          --            --         (6)
                                  -----        -----         -----      -----
  Balance at December 31, 2009.       7           29             1         37
  Incurred guaranteed benefits.       2            5            --          7
  Paid guaranteed benefits.....      (3)          --            --         (3)
                                  -----        -----         -----      -----
  Balance at December 31, 2010.       6           34             1         41
  Incurred guaranteed benefits.       3           10             1         14
  Paid guaranteed benefits.....      (1)          --            --         (1)
                                  -----        -----         -----      -----
  Balance at December 31, 2011.   $   8        $  44         $   2      $  54
                                  =====        =====         =====      =====
  CEDED
  Balance at January 1, 2009...   $   9        $  12         $  --      $  21
  Incurred guaranteed benefits.       3           (2)           --          1
  Paid guaranteed benefits.....      (6)          --            --         (6)
                                  -----        -----         -----      -----
  Balance at December 31, 2009.       6           10            --         16
  Incurred guaranteed benefits.       2            2            --          4
  Paid guaranteed benefits.....      (3)          --            --         (3)
                                  -----        -----         -----      -----
  Balance at December 31, 2010.       5           12            --         17
  Incurred guaranteed benefits.       3            3            --          6
  Paid guaranteed benefits.....      (1)          --            --         (1)
                                  -----        -----         -----      -----
  Balance at December 31, 2011.   $   7        $  15         $  --      $  22
                                  =====        =====         =====      =====
  NET
  Balance at January 1, 2009...   $   4        $  22         $   2      $  28
  Incurred guaranteed benefits.      (3)          (3)           (1)        (7)
  Paid guaranteed benefits.....      --           --            --         --
                                  -----        -----         -----      -----
  Balance at December 31, 2009.       1           19             1         21
  Incurred guaranteed benefits.      --            3            --          3
  Paid guaranteed benefits.....      --           --            --         --
                                  -----        -----         -----      -----
  Balance at December 31, 2010.       1           22             1         24
  Incurred guaranteed benefits.      --            7             1          8
  Paid guaranteed benefits.....      --           --            --         --
                                  -----        -----         -----      -----
  Balance at December 31, 2011.   $   1        $  29         $   2      $  32
                                  =====        =====         =====      =====

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                                                 DECEMBER 31,
                                                                ---------------
                                                                 2011    2010
                                                                ------- -------
                                                                 (IN MILLIONS)
Fund Groupings:
Equity......................................................... $ 3,395 $ 3,915
Balanced.......................................................   2,377   2,573
Bond...........................................................     794     836
Specialty......................................................     211     252
Money Market...................................................     117     137
                                                                ------- -------
  Total........................................................ $ 6,894 $ 7,713
                                                                ======= =======

7.  REINSURANCE

  The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for certain products and reinsures up to 90% of the mortality risk for other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities issued since 2001 with an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives a reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2011 and 2010, were immaterial.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $127 million and $149 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  At December 31, 2011, the Company had $170 million of net unaffiliated ceded reinsurance recoverables. Of this total, $127 million, or 75%, were with the Company's five largest unaffiliated ceded reinsurers, including $87 million of which were unsecured. At December 31, 2010, the Company had $192 million of net unaffiliated ceded reinsurance recoverables. Of this total, $129 million, or 67%, were with the Company's five largest unaffiliated ceded reinsurers, including $94 million of which were unsecured.

  The amounts in the consolidated statements of income include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               ----------------------
                                                                2011     2010    2009
                                                               ------   ------  ------
                                                                    (IN MILLIONS)
PREMIUMS:
Direct premiums............................................... $   92   $  101  $  117
Reinsurance ceded.............................................    (42)     (47)    (51)
                                                               ------   ------  ------
 Net premiums................................................. $   50   $   54  $   66
                                                               ======   ======  ======

UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Direct universal life and investment-type product policy fees. $  378   $  369  $  433
Reinsurance ceded.............................................    (72)     (59)    (58)
                                                               ------   ------  ------
 Net universal life and investment-type product policy fees... $  306   $  310  $  375
                                                               ======   ======  ======

OTHER REVENUES:
Direct other revenues......................................... $  148   $  119  $  100
Reinsurance ceded.............................................      1        1       1
                                                               ------   ------  ------
 Net other revenues........................................... $  149   $  120  $  101
                                                               ======   ======  ======

POLICYHOLDER BENEFITS AND CLAIMS:
Direct policyholder benefits and claims....................... $  212   $  180  $  191
Reinsurance ceded.............................................    (74)     (67)    (78)
                                                               ------   ------  ------
 Net policyholder benefits and claims......................... $  138   $  113  $  113
                                                               ======   ======  ======

INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Direct interest credited to policyholder account balances..... $   33   $   32  $   35
Reinsurance ceded.............................................     (3)      (2)     (2)
                                                               ------   ------  ------
 Net interest credited to policyholder account balances....... $   30   $   30  $   33
                                                               ======   ======  ======

OTHER EXPENSES:
Direct other expenses......................................... $  450   $  366  $  385
Reinsurance ceded.............................................     (5)      (6)     (9)
                                                               ------   ------  ------
 Net other expenses........................................... $  445   $  360  $  376
                                                               ======   ======  ======

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                      DECEMBER 31, 2011
                                               -------------------------------
                                                                        TOTAL
                                                                       BALANCE
                                                DIRECT  ASSUMED  CEDED   SHEET
                                               ------- -------- ------ -------
                                                        (IN MILLIONS)
  ASSETS:
  Premiums, reinsurance and other receivables. $    28   $--    $ 707  $   735
  Deferred policy acquisition costs...........     869    --       10      879
                                               -------   ---    -----  -------
   Total assets............................... $   897   $--    $ 717  $ 1,614
                                               =======   ===    =====  =======

  LIABILITIES:
  Policyholder account balances............... $ 1,096   $(2)   $  --  $ 1,094
  Other liabilities...........................     253    --       77      330
                                               -------   ---    -----  -------
   Total liabilities.......................... $ 1,349   $(2)   $  77  $ 1,424
                                               =======   ===    =====  =======

                                                      DECEMBER 31, 2010
                                               -------------------------------
                                                                        TOTAL
                                                                       BALANCE
                                                DIRECT  ASSUMED  CEDED   SHEET
                                               ------- -------- ------ -------
                                                        (IN MILLIONS)
  ASSETS:
  Premiums, reinsurance and other receivables. $    23   $ --   $ 487  $   510
  Deferred policy acquisition costs...........   1,070     --       9    1,079
                                               -------   ----   -----  -------
   Total assets............................... $ 1,093   $ --   $ 496  $ 1,589
                                               =======   ====   =====  =======

  LIABILITIES:
  Policyholder account balances............... $   973   $ (2)  $  --  $   971
  Other liabilities...........................     215     --      66      281
                                               -------   ----   -----  -------
   Total liabilities.......................... $ 1,188   $ (2)  $  66  $ 1,252
                                               =======   ====   =====  =======

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $150 million and $131 million at December 31, 2011 and 2010, respectively. There were no deposit liabilities on reinsurance at both December 31, 2011 and 2010.

RELATED PARTY REINSURANCE TRANSACTIONS

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, Exeter Reassurance Company, Ltd. ("Exeter") and MetLife Reinsurance Company of Vermont, all of which are related parties.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Information regarding the effect of affiliated reinsurance included in the consolidated statements of income was as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                           2011     2010     2009
                                                          -----    -----    -----
                                                             (IN MILLIONS)
 PREMIUMS:
 Reinsurance ceded....................................... $ (4)    $ (6)    $ (4)

 UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
 Reinsurance ceded....................................... $ (17)   $ (17)   $ (16)

 OTHER REVENUES:
 Reinsurance ceded....................................... $   1    $   1    $   1

 POLICYHOLDER BENEFITS AND CLAIMS:
 Reinsurance ceded....................................... $ (11)   $  (8)   $  (6)

 INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
 Reinsurance ceded....................................... $  (3)   $  (2)   $  (2)

 OTHER EXPENSES:
 Reinsurance ceded....................................... $   1    $   1    $  --

  Information regarding the effect of ceded affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                   DECEMBER 31,
                                                                  -------------
                                                                   2011   2010
                                                                  -----  -----
                                                                  (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $ 526  $ 285

LIABILITIES:
Other liabilities................................................ $  25  $  21

  The Company cedes risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $378 million and $161 million at December 31, 2011 and 2010, respectively. Net derivative gains (losses) associated with the embedded derivatives were $195 million, $28 million and ($224) million, for the years ended December 31, 2011, 2010 and 2009, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $129 million and $95 million of unsecured affiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $110 million and $94 million, at December 31, 2011 and 2010, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2011 and 2010.

8.  LONG-TERM DEBT -- AFFILIATED

  In September 2008, the Company entered into a secured demand note collateral agreement with an affiliate pursuant to which the affiliate pledged securities to the Company to collateralize its obligation to lend $25 million to the Company. The secured demand note matured in February 2011 and bore interest at 0.50% per annum.

9.  INCOME TAX

  The provision for income tax was as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      -----------------------
                                                        2011     2010    2009
                                                      ------   ------  ------
                                                         (IN MILLIONS)
      Current:
       Federal.......................................  $ 25     $ 15    $ 16
      Deferred:
       Federal.......................................    18       16     (52)
                                                       ----     ----    ----
         Provision for income tax expense (benefit)    $ 43     $ 31    $(36)
                                                       ====     ====    ====

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                     -----------------------
                                                       2011     2010    2009
                                                     ------   ------  ------
                                                        (IN MILLIONS)
      Tax provision at U.S. statutory rate..........  $ 52     $ 37    $ (9)
      Tax effect of:
       Tax-exempt investment income.................   (12)     (11)    (19)
       Prior year tax...............................     5        6      (4)
       State and local income tax...................     2       (2)     --
       Tax credits..................................    (2)      (1)     --
       Change in valuation allowance................    (2)       2      --
       Other, net...................................    --       --      (4)
                                                      ----     ----    ----
         Provision for income tax expense (benefit).  $ 43     $ 31    $(36)
                                                      ====     ====    ====

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        DECEMBER 31,
                                                       --------------
                                                        2011    2010
                                                       ------  ------
                                                        (IN MILLIONS)
         Deferred income tax assets:
          Policyholder liabilities and receivables.... $  114  $  193
          Employee benefits...........................     24      10
          Deferred intercompany losses................     10      10
          Investments, including derivatives..........     --       8
          Tax credit carryforwards....................      2      --
          Litigation-related and government mandated..      1       3
          Net operating loss carryforwards............     --       2
          Other.......................................      2       4
                                                       ------  ------
                                                          153     230
          Less: Valuation allowance...................     10      12
                                                       ------  ------
                                                          143     218
                                                       ------  ------
         Deferred income tax liabilities:
          DAC.........................................    246     311
          Net unrealized investment gains.............     46      25
          Other.......................................     --       1
                                                       ------  ------
                                                          292     337
                                                       ------  ------
            Net deferred income tax asset (liability). $ (149) $ (119)
                                                       ======  ======

  State net operating loss carryforwards of $4 million at December 31, 2011 will expire beginning in 2012. Tax credit carryforwards of $2 million at December 31, 2011 will expire beginning in 2021.

  The Company has recorded a valuation allowance related to tax benefits of certain state net operating loss carryforwards, as well as a deferred intercompany loss from the sale of Exeter Reassurance Company, Ltd. to MetLife prior to 2003. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2011, the Company recorded a decrease of $2 million, related to certain state net operating loss carryforwards.

  The Company participates in a tax sharing agreement with MetLife. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from MetLife include $16 million, $19 million, and $8 million for 2011, 2010 and 2009, respectively.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local tax examinations by tax authorities for years prior to 2003. The IRS exam of the current audit cycle, years 2003 to 2006, began in April 2010.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                               YEARS ENDED DECEMBER 31,
                                                                               ------------------------
                                                                                 2011     2010    2009
                                                                               ------   ------  ------
                                                                                  (IN MILLIONS)
Balance at January 1,......................................................... $  --    $  --   $  --
Additions for tax positions of prior years....................................     7       --      --
                                                                               -----    -----   -----
Balance at December 31,....................................................... $   7    $  --   $  --
                                                                               =====    =====   =====
Unrecognized tax benefits that, if recognized would impact the effective rate. $   7    $  --   $  --
                                                                               =====    =====   =====

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest and penalties were as follows:

                                                                            YEARS ENDED DECEMBER 31,
                                                                            ------------------------
                                                                              2011     2010    2009
                                                                            ------   ------  ------
                                                                               (IN MILLIONS)
Interest and penalties recognized in the consolidated statements of income.  $  1    $  --   $  --

                                                                                         DECEMBER 31,
                                                                                         -------------
                                                                                           2011   2010
                                                                                         ------ ------
                                                                                         (IN MILLIONS)
Interest and penalties included in other liabilities in the consolidated balance sheets.  $  1  $  --

----------
  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2011 and 2010, the Company recognized an income tax benefit of $13 million and $5 million, respectively, related to the separate account DRD. The 2011 benefit included a benefit of $1 million related to a true-up of the 2010 tax return. The 2010 benefit included an expense of $6 million related to a true-up of the 2009 tax return.

10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

  Over the past several years, the Company has faced claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY continues to vigorously defend against the claims in all pending matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

  The Company conducted an internal investigation of an agency in Los Angeles, California concerning the referral of clients to an entity which the United States Securities and Exchange Commission has put into receivership for allegedly defrauding investors. Three of the Company's former representatives may have encouraged customers to invest in this entity. Restitution is being made to customers. The Company has been named in three related lawsuits currently pending in California state court.

  Unclaimed Property Inquiries

  More than 30 U.S. jurisdictions are auditing MetLife, Inc. and certain of its affiliates for compliance with unclaimed property laws. Additionally, Metropolitan Life Insurance Company and certain of its affiliates have received subpoenas and other regulatory inquiries from certain regulators and other officials relating to claims-payment practices and compliance with unclaimed property laws. An examination of these practices by the Illinois Department of Insurance has been converted into a multi-state targeted market conduct exam. On July 5, 2011, the New York Insurance Department issued a letter requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration's Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. It is possible that other jurisdictions may pursue similar investigations or inquiries, may join the multi-state market conduct exam, or issue directives similar to the New York Insurance Department's letter. It is possible that the audits, market conduct exam, and related activity may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and changes to the Company's procedures for the identification and escheatment of abandoned property.

  Various litigation, claims and assessments against the Company, in addition to those discussed previously or those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. At December 31, 2011 and 2010, the Company maintained a liability of $3 million and $1 million, respectively. The related assets for premium tax offsets were $1 million at both December 31, 2011 and 2010, for undiscounted future assessments with respect to impaired, insolvent or failed insurers. The Company maintained at both December 31, 2011 and 2010, an asset related to paid assessments representing currently available premium tax offsets of less than $1 million.

  On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $1 million, after tax, related to ELNY.

COMMITMENTS

  LEASES

  The Company, as lessee, has entered into various lease agreements for office space, data processing and other equipment. Future minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                                     RENTAL
                                                                    PAYMENTS
                                                                  -------------
                                                                  (IN MILLIONS)
 2012............................................................      $16
 2013............................................................      $14
 2014............................................................      $11
 2015............................................................      $ 9
 2016............................................................      $ 7
 Thereafter......................................................      $15

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $4 million and $6 million at December 31, 2011 and 2010, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

  The Company commits to lend funds under mortgage loan commitments. There were no unfunded mortgage loan commitments at December 31, 2011 and $ 15 million of unfunded mortgage loan commitments at December 31, 2010.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

  The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $6 million and $3 million at December 31, 2011 and 2010, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

GUARANTEES

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In one case, the maximum potential obligation under the indemnities and guarantees is $45 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2011 and 2010.

11.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

  The Company's employees, sales representatives and retirees participate in funded qualified and unfunded non-qualified defined benefit pension plans and other postretirement plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2011, the majority of active participants were accruing benefits under the cash balance formula; however, approximately 90% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified pension plan provides supplemental benefits to certain executive level employees and retirees.

  The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

  The Company is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosure below. The Company's share of pension expense was $12 million, $11 million and $12 million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the Company's share of net other postretirement expense was ($1) million, less than $1 million and $3 million for the years ended December 31, 2011, 2010 and 2009, respectively. The combined allocated pension and other postretirement benefit expenses are included in the accompanying consolidated statements of income.

  The Company sponsors the Non-Qualified Retirement Plan for Managing Partners (the "MPRP Plan"), a non-qualified defined benefit pension plan. The MPRP Plan supplements earned benefits to participants under the Agency Employees' Retirement Plan (the "AERP Plan"), a qualified defined benefit pension plan. During 2011,

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY the Company became the sole sponsor of the AERP Plan. Accordingly, the Company transitioned its accounting for the AERP Plan from a multiemployer to a single employer plan as of December 31, 2011. The Company made contributions of $7 million, $3 million and $2 million for the years ended December 31, 2011, 2010 and 2009, respectively, to the multiemployer AERP Plan while it was being accounted for as a multiemployer plan. The assets and obligations of the AERP Plan and MPRP Plan, along with the related net periodic pension expenses, are included in the accompanying consolidated financial statements and the additional disclosures below.

  A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                                     OTHER
                                                                      PENSION    POSTRETIREMENT
                                                                   BENEFITS (1)    BENEFITS
                                                                   ------------  ------------
                                                                          DECEMBER 31,
                                                                   --------------------------
                                                                     2011   2010   2011    2010
                                                                   ------ ------ ------  ------
                                                                          (IN MILLIONS)
Change in benefit obligations:
Benefit obligations at January 1,................................. $  46  $  41  $  37   $  31
 Service costs....................................................     1      1      1       1
 Interest costs...................................................     3      3      2       2
 Plan participants' contributions.................................    --     --      2       2
 Net actuarial (gains) losses.....................................     8      3     (1)      5
 Plan amendments, change in benefits, and other (2)...............   131     --     --      --
 Benefits paid....................................................    (2)    (2)    (4)     (4)
                                                                   -----  -----  -----   -----
Benefit obligations at December 31,...............................   187     46     37      37
                                                                   -----  -----  -----   -----
Change in plan assets:
Fair value of plan assets at January 1,...........................    --     --     --      --
 Actual return on plan assets.....................................    --     --     --      --
 Plan amendments, change in benefits, and other (2)...............   110     --     --      --
 Plan participants' contributions.................................    --     --      2       2
 Employer contribution............................................     2      2      2       2
 Benefits paid....................................................    (2)    (2)    (4)     (4)
                                                                   -----  -----  -----   -----
Fair value of plan assets at December 31,.........................   110     --     --      --
                                                                   -----  -----  -----   -----
 Funded status at December 31,.................................... $ (77) $ (46) $ (37)  $ (37)
                                                                   =====  =====  =====   =====
Amounts recognized in the consolidated balance sheets consist of:
 Other liabilities................................................ $ (77) $ (46) $ (37)  $ (37)
                                                                   =====  =====  =====   =====
Accumulated other comprehensive (income) loss:
 Net actuarial losses............................................. $  17  $  10  $   2   $   3
 Prior service costs (credit).....................................    22      1     13      16
                                                                   -----  -----  -----   -----
Accumulated other comprehensive (income) loss..................... $  39  $  11  $  15   $  19
                                                                   =====  =====  =====   =====

----------
    (1)Includes non-qualified unfunded plans, for which the aggregate projected benefit obligation was $55 million and $46 million at December 31, 2011 and 2010, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

    (2)The assets and obligations are related to the AERP Plan.

  The accumulated benefit obligations for the defined benefit pension plan were $169 million and $41 million at December 31, 2011 and 2010, respectively.

  Information for pension plans with an accumulated benefit obligation in excess of plan assets was as follows:

                                                                  DECEMBER 31,
                                                                  -------------
                                                                    2011   2010
                                                                  ------ ------
                                                                  (IN MILLIONS)
Projected benefit obligation..................................... $ 187   $ 46
Accumulated benefit obligation................................... $ 169   $ 41
Fair value of plan assets........................................ $ 110   $ --

  The projected benefit obligation exceeded assets for all pension plans at December 31, 2011 and 2010.

  Net periodic pension costs and net periodic other postretirement benefit plan costs are comprised of the following:

    i) Service Costs -- Service costs are the increase in the projected (expected) pension benefit obligation resulting from benefits payable to employees of the Company on service rendered during the current year.

    ii)Interest Costs -- Interest costs are the time value adjustment on the projected (expected) pension benefit obligation at the end of each year.

   iii)Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated pension and other postretirement fund assets in a particular year.

    iv)Amortization of Prior Service Costs (Credit) -- These costs relate to the recognition of increases or decreases in pension and other postretirement benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in accumulated other comprehensive income (loss) at the time of the amendment. These costs are then amortized to pension and other postretirement benefit costs over the expected service years of the employees affected by the change.

    v) Amortization of Net Actuarial (Gains) Losses -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension and other postretirement plan assets or projected (expected) pension benefit obligation during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension and other postretirement benefit costs over the expected service years of the employees.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

                                                                                           OTHER
                                                                        PENSION       POSTRETIREMENT
                                                                        BENEFITS         BENEFITS
                                                                    ---------------- ----------------
                                                                         YEARS ENDED DECEMBER 31,
                                                                    ---------------------------------
                                                                     2011  2010 2009 2011  2010  2009
                                                                    -----  ---- ---- ----  ----  ----
                                                                              (IN MILLIONS)
Net Periodic Benefit Costs:
 Service costs..................................................... $   1  $  1 $  1 $  1  $  1  $  1
 Interest costs....................................................     3     3    2    2     2     2
 Amortization of actuarial (gains) losses..........................     1    --   --   --    --    --
 Amortization of prior service costs (credit)......................    --    --   --    3     2     2
                                                                    -----  ---- ---- ----  ----  ----
   Total net periodic benefit costs (credit).......................     5     4    3    6     5     5
                                                                    -----  ---- ---- ----  ----  ----
Other Changes in Plan Assets and Benefit Obligations Recognized in
  Other Comprehensive Income (Loss):
 Net actuarial (gains) losses......................................     8     2    3   (1)    5     1
 Prior service costs (credit) (1)..................................    21    --   --   --    --     5
 Amortization of net actuarial gains (losses)......................    (1)   --   --   --    --    --
 Amortization of prior service (costs) credit......................    --    --   --   (3)   (2)   (2)
                                                                    -----  ---- ---- ----  ----  ----
   Total recognized in other comprehensive income (loss)...........    28     2    3   (4)    3     4
                                                                    -----  ---- ---- ----  ----  ----
     Total recognized in net periodic benefit costs and other
       comprehensive income (loss)................................. $  33  $  6 $  6 $  2  $  8  $  9
                                                                    =====  ==== ==== ====  ====  ====

----------
    (1)Prior service cost related to the AERP Plan.

  For the year ended December 31, 2011, included within other comprehensive income (loss) were other changes in plan assets and benefit obligations associated with pension benefits of $28 million and other postretirement benefits of ($4) million for an aggregate reduction in other comprehensive income (loss) of $24 million before income tax and $16 million, net of income tax.

  The estimated net actuarial (gains) losses and prior service costs (credit) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit costs over the next year are $1 million and $2 million, respectively.

  The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit other postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit costs (credit) over the next year are less than $1 million and $3 million, respectively.

  The Medicare Modernization Act of 2003 created various subsidies for sponsors of retiree drug programs. Two common ways of providing subsidies were the Retiree Drug Subsidy ("RDS") and Medicare Part D Prescription Drug Plans ("PDP"). From 2006 through 2010, the Company applied for and received the RDS each year. The RDS program provides the subsidy through cash payments made by Medicare to the Company, resulting in smaller net claims paid by the Company. The resulting reduction in the accumulated postretirement benefit obligation was $0 and less than $1 million for the years ended December 31, 2010 and 2009, respectively.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

As of January 1, 2011, as a result of changes made under the Patient Protection and Affordable Care Act of 2010, the Company no longer applies for the RDS. Instead it has joined PDP and will indirectly receive Medicare subsidies in the form of smaller gross benefit payments for prescription drug coverage.

  The Company received subsidies of less than $1 million for each of the years ended December 31, 2011, 2010 and 2009.

  ASSUMPTIONS

  Assumptions used in determining benefit obligations were as follows:

                                                                OTHER
                                           PENSION         POSTRETIREMENT
                                           BENEFITS           BENEFITS
                                     -------------------- -----------------
                                                  DECEMBER 31,
                                     --------------------------------------
                                         2011        2010       2011   2010
                                     ------------- ------ ---------- ------
     Weighted average discount rate.     4.95%     5.80%    4.95%    5.80%
     Rate of compensation increase.. 4.50% - 5.00% 5.00%     N/A      N/A

  Assumptions used in determining net periodic benefit costs were as follows:

                                                                                 OTHER
                                                              PENSION       POSTRETIREMENT
                                                             BENEFITS          BENEFITS
                                                         ----------------- -----------------
                                                                    DECEMBER 31,
                                                         -----------------------------------
                                                         2011  2010  2009  2011  2010  2009
                                                         ----- ----- ----- ----- ----- -----
Weighted average discount rate.......................... 5.80% 6.25% 6.60% 5.80% 6.25% 6.60%
Weighted average expected rate of return on plan assets. 6.25% N/A   N/A   N/A   N/A   N/A
Rate of compensation increase........................... 5.00% 5.00% 5.00% N/A   N/A   N/A

  The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

  The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

  The weighted average expected rate of return on plan assets for use in that plan's valuation in 2012 is currently anticipated to be 6.25% for pension benefits.

  The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                             DECEMBER 31,
                                -----------------------------------------------------------------------
                                               2011                                2010
                                ----------------------------------- -----------------------------------
                                7.3% in 2012, gradually decreasing  7.8% in 2011, gradually decreasing
Pre-and Post-Medicare eligible  each year until 2083 reaching the   each year until 2083 reaching the
  claims....................... ultimate rate of 4.3%.              ultimate rate of 4.4%.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% increase in the assumed healthcare costs trend rates would increase total service and interest costs components by less than $1 million and increase the accumulated postretirement benefit obligation by $1 million. A 1% decrease in the assumed healthcare costs trend rates would decrease total service and interest costs components by less than $1 million and decrease the accumulated postretirement benefit obligation by $1 million.

  PLAN ASSETS

  The pension plan assets are categorized into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets included within the three-level fair value hierarchy presented below.

  Level 1This category includes investments in fixed maturity securities and equity securities which have unadjusted quoted market prices in active markets for identical assets and liabilities.

  Level 2This category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate account is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data.

         Certain separate accounts are invested in investment partnerships designated as hedge funds. The values for these separate accounts are determined monthly based on the NAV of the underlying hedge fund investment. Additionally, such hedge funds generally contain lock out or other waiting period provisions for redemption requests to be filled. While the reporting and redemption restrictions may limit the frequency of trading activity in separate accounts invested in hedge funds, the reported NAV, and thus the referenced value of the separate account, provides a reasonable level of price transparency that can be corroborated through observable market data.

         Directly held investments are primarily invested in U.S. and foreign government and corporate securities.

  Level 3This category includes separate accounts that are invested in fixed maturity securities that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

  The Company has issued group annuity and life insurance contracts supporting the pension plan assets, which are invested primarily in separate accounts.

  The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, mutual funds, real estate, private equity investments and hedge fund investments.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  The pension plan assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                         DECEMBER 31, 2011
                                    -----------------------------------------------------------
                                     FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                    -------------------------------------------------
                                     QUOTED PRICES IN
                                    ACTIVE MARKETS FOR                   SIGNIFICANT    TOTAL
                                     IDENTICAL ASSETS  SIGNIFICANT OTHER UNOBSERVABLE ESTIMATED
                                     AND LIABILITIES   OBSERVABLE INPUTS    INPUTS      FAIR
                                        (LEVEL 1)          (LEVEL 2)      (LEVEL 3)     VALUE
                                    ------------------ ----------------- ------------ ---------
                                                           (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 Corporate.........................        $ --            $      30        $    1    $     31
 Federal agencies..................          --                    7            --           7
 Foreign bonds.....................          --                    4            --           4
 Municipals........................          --                    3            --           3
 U.S. government bonds.............          30                    8            --          38
                                           ----            ---------        ------    --------
   Total fixed maturity securities.          30                   52             1          83
                                           ----            ---------        ------    --------
Equity securities:
 Common stock - domestic...........          19                   --            --          19
 Common stock - foreign............          --                   --            --          --
                                           ----            ---------        ------    --------
   Total equity securities.........          19                   --            --          19
                                           ----            ---------        ------    --------
Pass-through securities............          --                    7            --           7
Other receivables..................          --                    1            --           1
                                           ----            ---------        ------    --------
   Total assets....................        $ 49            $      60        $    1    $    110
                                           ====            =========        ======    ========

  A rollforward of all pension plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                                             FAIR VALUE MEASUREMENTS USING
                                                         SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
                                                       ------------------------------------------
                                                               FIXED MATURITY SECURITIES:
                                                       ------------------------------------------
                                                                       CORPORATE
                                                                       SECURITIES
                                                       ------------------------------------------
                                                                     (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,...................................       $                           --
Total realized/unrealized gains (losses) included in:.
 Earnings:
   Net investment income..............................                                   --
   Net investment gains (losses)......................                                   --
   Net derivative gains (losses)......................                                   --
 Other comprehensive income (loss)....................                                   --
Purchases.............................................                                   --
Sales                                                                                    --
Issuances.............................................                                   --
Settlements...........................................                                   --
Transfers into Level 3................................                                    1
Transfers out of Level 3..............................                                   --
                                                             ------------------------------
Balance, December 31,.................................       $                            1
                                                             ==============================

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  See Note 4 for further information about the valuation techniques and inputs by level of major assets of invested assets that affect the amounts reported above.

  The Company provides employees with benefits under various ERISA benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in insurance group annuity contracts, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in insurance contracts. All of these contracts are issued by the Company and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

  The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward
(i) maximizing the Invested Plan's funded status; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

  Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that are otherwise restricted.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target range allocation by major asset class as of December 31, 2011 for the Invested Plans:

                                                     DEFINED BENEFIT PLANS
                                                 -----------------------------
                                                  TARGET      ACTUAL ALLOCATION
                                                            -------------------
                                                     RANGE         2011
                                                 ---------- -------------------
                                                         (IN MILLIONS)
ASSET CLASS:
Fixed maturity securities:
  Corporate.....................................                        28%
  Federal agency................................                         7
  Foreign bonds.................................                         4
  Municipals....................................                         2
  U.S. government bonds.........................                        34
                                                                 ---------
   Total fixed maturity securities.............. 70% - 100%             75%
                                                                 ---------
Equity securities:
  Common stock - domestic.......................                        18%
  Common stock - foreign........................                        --
                                                                 ---------
   Total equity securities......................  0% - 30%              18%
                                                                 ---------
Alternative securities:
  Pass-through securities.......................                         6%
  Other receivables.............................                         1
                                                                 ---------
   Total alternative securities.................  0% - 5%                7%
                                                                 ---------
     Total assets...............................                       100%
                                                                 ---------

  EXPECTED FUTURE CONTRIBUTIONS AND BENEFIT PAYMENTS

  It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions were required for 2012. The Company expects to make discretionary contributions to the AERP qualified pension plan of $5 million in 2012. For information on employer contributions, see "--Obligations, Funded Status and Net Periodic Benefit Costs."

  Benefit payments due under the non-qualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $2 million to fund the benefit payments in 2012.

  Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due in lieu of utilizing any plan assets. The Company expects to make contributions of $2 million towards benefit obligations in 2012 to pay postretirement medical claims.

  As noted previously, the Company no longer expects to receive the RDS under the Medicare Modernization Act of 2003 to partially offset payment of such benefits. Instead, the gross benefit payments that will be made under the PDP will already reflect subsidies.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                                                                     OTHER
                                                        PENSION  POSTRETIREMENT
                                                        BENEFITS    BENEFITS
                                                        -------- --------------
                                                             (IN MILLIONS)
2012...................................................   $  6        $  2
2013...................................................   $  7        $  2
2014...................................................   $  7        $  2
2015...................................................   $  8        $  2
2016...................................................   $  9        $  2
2017-2021..............................................   $ 50        $ 13

  ADDITIONAL INFORMATION

  As previously discussed, most of the assets of the pension plans are held in group annuity and life insurance contracts issued by the Company. Total revenues from these contracts recognized in the consolidated statements of income were less than $1 million for the year ended December 31, 2011 and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $3 million for the year ended December 31, 2011. At December 31, 2011, the Company transitioned its accounting for the AERP from a multiemployer to a single employer plan. See also "--- Pension and Other Postretirement Benefit Plans.The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

  SAVINGS AND INVESTMENT PLANS

  The Company sponsors savings and investment plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed less than $1 million for each of the years ended December 31, 2011, 2010 and 2009.

12.  EQUITY

  STATUTORY EQUITY AND INCOME

  Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NELICO exceeded the minimum RBC requirements for all periods presented herein.

  The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of NELICO.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income of NELICO, a Massachusetts domiciled insurer, was $63 million (unaudited), $33 million and $111 million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus as filed with the Commonwealth of Massachusetts Division of Insurance, was $529 million (unaudited) and $592 million at December 31, 2011 and 2010, respectively.

DIVIDEND RESTRICTIONS

  Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MLIC as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to MLIC in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Commissioner") and the Commissioner does not disapprove the payment within 30 days of its filing. Under Massachusetts State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. In addition, any dividend that exceeds statutory unassigned funds surplus as of the last filed annual statutory statement requires insurance regulatory approval. During the years ended December 31, 2011, 2010 and 2009, NELICO paid a dividend of $107 million,
$84 million and $19 million, respectively. The maximum amount of dividends which NELICO may pay to MLIC in 2012 without prior regulatory approval is $46 million.

OTHER COMPREHENSIVE INCOME (LOSS)

  The following table sets forth the balance and changes in accumulated other comprehensive income (loss) including reclassification adjustments required for the years ended December 31, 2011, 2010 and 2009 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                    -------------------------
                                                                                      2011     2010     2009
                                                                                    ------   ------   ------
                                                                                       (IN MILLIONS)
Holding gains (losses) on investments arising during the year...................... $  63    $  42    $ 104
Income tax effect of holding gains (losses)........................................   (23)     (14)     (38)
Reclassification adjustments for recognized holding (gains) losses included in
  current year income..............................................................    (5)      (5)      (3)
Income tax effect of reclassification adjustments..................................     2        2        1
Allocation of holding (gains) losses on investments relating to other policyholder
  amounts..........................................................................     1        5       (7)
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts..........................................................................    --       (2)       3
                                                                                    -----    -----    -----
Net unrealized investment gains (losses), net of income tax........................    38       28       60
Defined benefit plans adjustment, net of income tax................................   (16)      (3)      (4)
                                                                                    -----    -----    -----
Other comprehensive income (loss).................................................. $  22    $  25    $  56
                                                                                    =====    =====    =====

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

13.  OTHER EXPENSES

  Information on other expenses was as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                        -------------------------
                                                           2011     2010     2009
                                                        -------  -------  -------
                                                             (IN MILLIONS)
Compensation...........................................  $  19    $  30    $  41
Pension, postretirement & postemployment benefit costs.     28       28       32
Commissions............................................    105       78      104
Volume-related costs...................................     25       22       32
Capitalization of DAC..................................    (32)     (30)     (90)
Amortization of DAC....................................    233      140      111
Premium taxes, licenses & fees.........................     10       11       14
Professional services..................................      4        4       23
Other..................................................     53       77      109
                                                         -----    -----    -----
 Total other expenses..................................  $ 445    $ 360    $ 376
                                                         =====    =====    =====

  CAPITALIZATION AND AMORTIZATION OF DAC

  See Note 5 for a rollforward of DAC including impacts of capitalization and amortization.

  AFFILIATED EXPENSES

  See Notes 7 and 14 for a discussion of affiliated expenses included in the table above.

14. RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $64 million, $72 million and $83 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company also entered into agreements to sell insurance products on behalf of certain affiliates. The Company received fees for this service of $189 million, $180 million and $152 million, included in other expenses, for the years ended December 31, 2011, 2010 and 2009, respectively. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                        YEARS ENDED DECEMBER 31,
                                                        ----------------------
                                                           2011     2010    2009
                                                        -------  ------- -------
                                                             (IN MILLIONS)
Compensation........................................... $   11   $   12  $   12
Pension, postretirement & postemployment benefit costs.     13       12      16
Commissions............................................     --       --      20
Volume-related costs...................................   (168)    (156)   (146)
Other..................................................     19       24      29
                                                        ------   ------  ------
 Total other expenses.................................. $ (125)  $ (108) $  (69)
                                                        ======   ======  ======

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARY

  Revenues received from affiliates were recorded as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        -----------------------
                                                           2011     2010    2009
                                                        -------  ------- -------
                                                             (IN MILLIONS)
Universal life and investment-type product policy fees.  $ 25     $ 25    $ 18
Other revenues.........................................  $ 11     $ 10    $  7

  The Company had net receivables from affiliates of $6 million at December 31, 2011, related to the items discussed above. The Company had net payables to affiliates of less than $1 million at December 31, 2010, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 7. See Note 2 and Note 8 for additional related party transactions.

15. SUBSEQUENT EVENT

  The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2011 consolidated financial statements.

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, equity, and cash flows for each of the three years in the period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 30, 2012

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                                          2011
                                                                                                                        --------
ASSETS
Investments:
   Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $154,376 and $153,708, respectively)...................................................................................................... $168,178
   Equity securities available-for-sale, at estimated fair value (cost: $1,379 and $1,898, respectively)...............    1,278
   Trading and other securities, at estimated fair value (includes $473 and $463, respectively, of actively traded
    securities; and $117 and $201, respectively, relating to variable interest entities)...............................      697
   Mortgage loans (net of valuation allowances of $393 and $522, respectively).........................................   43,880
   Policy loans........................................................................................................    8,314
   Real estate and real estate joint ventures (includes $15 and $10, respectively, relating to variable interest
    entities)..........................................................................................................    5,891
   Other limited partnership interests (includes $152 and $187, respectively, relating to variable interest entities)..    4,334
   Short-term investments, principally at estimated fair value.........................................................    6,140
   Other invested assets, principally at estimated fair value (includes $98 and $102, respectively, relating to
    variable interest entities)........................................................................................   12,505
                                                                                                                        --------
      Total investments................................................................................................  251,217
Cash and cash equivalents, principally at estimated fair value (includes $70 and $55, respectively, relating to
 variable interest entities)...........................................................................................    2,089
Accrued investment income (includes $1 and $3, respectively, relating to variable interest entities)...................    2,219
Premiums, reinsurance and other receivables (includes $10 and $1, respectively, relating to variable interest
 entities).............................................................................................................   27,981
Deferred policy acquisition costs and value of business acquired.......................................................    7,779
Other assets (includes $4 and $6, respectively, relating to variable interest entities)................................    4,233
Separate account assets................................................................................................  106,678
                                                                                                                        --------
      Total assets..................................................................................................... $402,196
                                                                                                                        ========
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits................................................................................................. $109,333
Policyholder account balances..........................................................................................   88,856
Other policy-related balances..........................................................................................    5,876
Policyholder dividends payable.........................................................................................      659
Policyholder dividend obligation.......................................................................................    2,919
Payables for collateral under securities loaned and other transactions.................................................   20,280
Short-term debt........................................................................................................      101
Long-term debt (includes $116 and $236, respectively, at estimated fair value, relating to variable interest
 entities).............................................................................................................    2,248
Current income tax payable.............................................................................................      123
Deferred income tax liability..........................................................................................    2,827
Other liabilities (includes $42 and $61, respectively, relating to variable interest entities).........................   36,614
Separate account liabilities...........................................................................................  106,678
                                                                                                                        --------
      Total liabilities................................................................................................  376,514
                                                                                                                        --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 13)
EQUITY
Metropolitan Life Insurance Company stockholder's equity:
Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664 shares issued and
 outstanding at December 31, 2011 and 2010.............................................................................        5
Additional paid-in capital.............................................................................................   14,506
Retained earnings......................................................................................................    8,077
Accumulated other comprehensive income (loss)..........................................................................    2,912
                                                                                                                        --------
      Total Metropolitan Life Insurance Company stockholder's equity...................................................   25,500
Noncontrolling interests...............................................................................................      182
                                                                                                                        --------
      Total equity.....................................................................................................   25,682
                                                                                                                        --------
      Total liabilities and equity..................................................................................... $402,196
                                                                                                                        ========

                                                                                                                          2010
                                                                                                                        --------
ASSETS
Investments:
   Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $154,376 and $153,708, respectively)...................................................................................................... $159,535
   Equity securities available-for-sale, at estimated fair value (cost: $1,379 and $1,898, respectively)...............    1,821
   Trading and other securities, at estimated fair value (includes $473 and $463, respectively, of actively traded
    securities; and $117 and $201, respectively, relating to variable interest entities)...............................      735
   Mortgage loans (net of valuation allowances of $393 and $522, respectively).........................................   41,667
   Policy loans........................................................................................................    8,270
   Real estate and real estate joint ventures (includes $15 and $10, respectively, relating to variable interest
    entities)..........................................................................................................    5,755
   Other limited partnership interests (includes $152 and $187, respectively, relating to variable interest entities)..    4,517
   Short-term investments, principally at estimated fair value.........................................................    2,369
   Other invested assets, principally at estimated fair value (includes $98 and $102, respectively, relating to
    variable interest entities)........................................................................................    7,822
                                                                                                                        --------
      Total investments................................................................................................  232,491
Cash and cash equivalents, principally at estimated fair value (includes $70 and $55, respectively, relating to
 variable interest entities)...........................................................................................    3,485
Accrued investment income (includes $1 and $3, respectively, relating to variable interest entities)...................    2,183
Premiums, reinsurance and other receivables (includes $10 and $1, respectively, relating to variable interest
 entities).............................................................................................................   26,802
Deferred policy acquisition costs and value of business acquired.......................................................    8,191
Other assets (includes $4 and $6, respectively, relating to variable interest entities)................................    4,426
Separate account assets................................................................................................   97,829
                                                                                                                        --------
      Total assets..................................................................................................... $375,407
                                                                                                                        ========
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits................................................................................................. $102,950
Policyholder account balances..........................................................................................   88,922
Other policy-related balances..........................................................................................    5,649
Policyholder dividends payable.........................................................................................      722
Policyholder dividend obligation.......................................................................................      876
Payables for collateral under securities loaned and other transactions.................................................   17,014
Short-term debt........................................................................................................      102
Long-term debt (includes $116 and $236, respectively, at estimated fair value, relating to variable interest
 entities).............................................................................................................    3,610
Current income tax payable.............................................................................................      155
Deferred income tax liability..........................................................................................      950
Other liabilities (includes $42 and $61, respectively, relating to variable interest entities).........................   35,113
Separate account liabilities...........................................................................................   97,829
                                                                                                                        --------
      Total liabilities................................................................................................  353,892
                                                                                                                        --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 13)
EQUITY
Metropolitan Life Insurance Company stockholder's equity:
Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664 shares issued and
 outstanding at December 31, 2011 and 2010.............................................................................        5
Additional paid-in capital.............................................................................................   14,445
Retained earnings......................................................................................................    6,001
Accumulated other comprehensive income (loss)..........................................................................      916
                                                                                                                        --------
      Total Metropolitan Life Insurance Company stockholder's equity...................................................   21,367
Noncontrolling interests...............................................................................................      148
                                                                                                                        --------
      Total equity.....................................................................................................   21,515
                                                                                                                        --------
      Total liabilities and equity..................................................................................... $375,407
                                                                                                                        ========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     CONSOLIDATED STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                2011    2010     2009
                                                                               ------- ------- --------
REVENUES
Premiums...................................................................... $18,288 $18,519 $ 18,629
Universal life and investment-type product policy fees........................   2,202   2,075    2,067
Net investment income.........................................................  11,627  11,593   10,175
Other revenues................................................................   1,808   1,725    1,739
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................   (244)   (510)  (1,521)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................      17     150      623
 Other net investment gains (losses)..........................................     359     190    (769)
                                                                               ------- ------- --------
   Total net investment gains (losses)........................................     132   (170)  (1,667)
 Net derivative gains (losses)................................................   1,578   (266)  (4,428)
                                                                               ------- ------- --------
     Total revenues...........................................................  35,635  33,476   26,515
                                                                               ------- ------- --------
EXPENSES
Policyholder benefits and claims..............................................  20,681  20,707   20,662
Interest credited to policyholder account balances............................   2,372   2,523    2,669
Policyholder dividends........................................................   1,355   1,443    1,612
Other expenses................................................................   6,414   6,259    6,009
                                                                               ------- ------- --------
     Total expenses...........................................................  30,822  30,932   30,952
                                                                               ------- ------- --------
Income (loss) from continuing operations before provision for income tax......   4,813   2,544  (4,437)
Provision for income tax expense (benefit)....................................   1,481     778  (1,896)
                                                                               ------- ------- --------
Income (loss) from continuing operations, net of income tax...................   3,332   1,766  (2,541)
Income (loss) from discontinued operations, net of income tax.................      57      26       19
                                                                               ------- ------- --------
 Net income (loss)............................................................   3,389   1,792  (2,522)
Less: Net income (loss) attributable to noncontrolling interests..............     (8)     (3)      (5)
                                                                               ------- ------- --------
Net income (loss) attributable to Metropolitan Life Insurance Company......... $ 3,397 $ 1,795 $(2,517)
                                                                               ======= ======= ========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       CONSOLIDATED STATEMENTS OF EQUITY
                     FOR THE YEAR ENDED DECEMBER 31, 2011

                                 (IN MILLIONS)

                                                                                 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
                                                                               -------------------------------------------------
                                                                                    NET                     FOREIGN    DEFINED
                                                           ADDITIONAL            UNREALIZED   OTHER-THAN-  CURRENCY    BENEFIT
                                                    COMMON  PAID-IN   RETAINED   INVESTMENT    TEMPORARY  TRANSLATION   PLANS
                                                    STOCK   CAPITAL   EARNINGS GAINS (LOSSES) IMPAIRMENTS ADJUSTMENTS ADJUSTMENT
                                                    ------ ---------- -------- -------------- ----------- ----------- ----------
Balance at December 31, 2010.......................     $5    $14,445 $  6,001         $2,564      $(254)         $35  $(1,429)
Capital contributions from MetLife, Inc. (Note
 15)...............................................                50
Excess tax benefits related to stock-based
 compensation......................................                11
Dividends on common stock..........................                    (1,321)
Change in equity of noncontrolling interests.......
Comprehensive income (loss):
   Net income (loss)...............................                      3,397
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income tax...............                                       782
     Unrealized investment gains (losses), net
      of related offsets and income tax............                                     1,695        (63)
     Foreign currency translation adjustments,
      net of income tax............................                                                                 4
     Defined benefit plans adjustment, net of
      income tax...................................                                                                       (422)

      Other comprehensive income (loss)............

   Comprehensive income (loss).....................
                                                    ------ ---------- -------- -------------- ----------- ----------- ----------
Balance at December 31, 2011.......................     $5    $14,506 $  8,077         $5,041      $(317)         $39  $(1,851)
                                                    ====== ========== ======== ============== =========== =========== ==========


                                                           TOTAL
                                                     METROPOLITAN LIFE
                                                     INSURANCE COMPANY   NONCONTROLLING  TOTAL
                                                    STOCKHOLDER'S EQUITY   INTERESTS     EQUITY
                                                    -------------------- -------------- --------
Balance at December 31, 2010.......................             $ 21,367           $148 $ 21,515
Capital contributions from MetLife, Inc. (Note
 15)...............................................                   50                      50
Excess tax benefits related to stock-based
 compensation......................................                   11                      11
Dividends on common stock..........................              (1,321)                 (1,321)
Change in equity of noncontrolling interests.......                                  42       42
Comprehensive income (loss):
   Net income (loss)...............................                3,397            (8)    3,389
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income tax...............                  782                     782
     Unrealized investment gains (losses), net
      of related offsets and income tax............                1,632                   1,632
     Foreign currency translation adjustments,
      net of income tax............................                    4                       4
     Defined benefit plans adjustment, net of
      income tax...................................                (422)                   (422)
                                                    -------------------- -------------- --------
      Other comprehensive income (loss)............                1,996             --    1,996
                                                    -------------------- -------------- --------
   Comprehensive income (loss).....................                5,393            (8)    5,385
                                                    -------------------- -------------- --------
Balance at December 31, 2011.......................             $ 25,500           $182 $ 25,682
                                                    ==================== ============== ========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               CONSOLIDATED STATEMENTS OF EQUITY -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2010

                                 (IN MILLIONS)




                                                             ADDITIONAL
                                                      COMMON  PAID-IN   RETAINED
                                                      STOCK   CAPITAL   EARNINGS
                                                      ------ ---------- --------
Balance at December 31, 2009.........................     $5    $14,438   $4,817
Cumulative effect of change in accounting principle,
 net of income tax (Note 1)..........................                         30
                                                      ------ ---------- --------
Balance at January 1, 2010...........................      5     14,438    4,847
Cumulative effect of change in accounting principle,
 net of income tax (Note 1)..........................                       (10)
Capital contributions from MetLife, Inc. (Note
 15).................................................               3
Excess tax benefits related to stock-based
 compensation........................................               4
Dividends on common stock............................                    (631)
Change in equity of noncontrolling interests.........
Comprehensive income (loss):
   Net income (loss).................................                      1,795
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income tax.................
     Unrealized investment gains (losses), net
      of related offsets and income tax..............
     Foreign currency translation adjustments,
      net of income tax..............................
     Defined benefit plans adjustment, net of
      income tax.....................................

      Other comprehensive income (loss)..............

   Comprehensive income (loss).......................
                                                      ------ ---------- --------
Balance at December 31, 2010.........................     $5    $14,445   $6,001
                                                      ====== ========== ========

                                                        ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
                                                      -------------------------------------------------
                                                           NET                     FOREIGN    DEFINED          TOTAL
                                                        UNREALIZED   OTHER-THAN-  CURRENCY    BENEFIT    METROPOLITAN LIFE
                                                        INVESTMENT    TEMPORARY  TRANSLATION   PLANS     INSURANCE COMPANY
                                                      GAINS (LOSSES) IMPAIRMENTS ADJUSTMENTS ADJUSTMENT STOCKHOLDER'S EQUITY
                                                      -------------- ----------- ----------- ---------- --------------------
Balance at December 31, 2009.........................         $(265)      $(341)       $  51  $(1,527)               $17,178
Cumulative effect of change in accounting principle,
 net of income tax (Note 1)..........................                                                                     30
                                                      -------------- ----------- ----------- ---------- --------------------
Balance at January 1, 2010...........................          (265)       (341)          51   (1,527)                17,208
Cumulative effect of change in accounting principle,
 net of income tax (Note 1)..........................             10                                                      --
Capital contributions from MetLife, Inc. (Note
 15).................................................                                                                    3
Excess tax benefits related to stock-based
 compensation........................................                                                                    4
Dividends on common stock............................                                                                (631)
Change in equity of noncontrolling interests.........
Comprehensive income (loss):
   Net income (loss).................................                                                                  1,795
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income tax.................            118                                                     118
     Unrealized investment gains (losses), net
      of related offsets and income tax..............          2,701          87                                       2,788
     Foreign currency translation adjustments,
      net of income tax..............................                                   (16)                            (16)
     Defined benefit plans adjustment, net of
      income tax.....................................                                               98                    98
                                                                                                        --------------------
      Other comprehensive income (loss)..............                                                                  2,988
                                                                                                        --------------------
   Comprehensive income (loss).......................                                                                  4,783
                                                      -------------- ----------- ----------- ---------- --------------------
Balance at December 31, 2010.........................         $2,564      $(254)       $  35  $(1,429)               $21,367
                                                      ============== =========== =========== ========== ====================




                                                      NONCONTROLLING TOTAL
                                                        INTERESTS    EQUITY
                                                      -------------- -------
Balance at December 31, 2009.........................         $  291 $17,469
Cumulative effect of change in accounting principle,
 net of income tax (Note 1)..........................                     30
                                                      -------------- -------
Balance at January 1, 2010...........................            291  17,499
Cumulative effect of change in accounting principle,
 net of income tax (Note 1)..........................                     --
Capital contributions from MetLife, Inc. (Note
 15).................................................                      3
Excess tax benefits related to stock-based
 compensation........................................                      4
Dividends on common stock............................                  (631)
Change in equity of noncontrolling interests.........        (146)   (146)
Comprehensive income (loss):
   Net income (loss).................................            (3)   1,792
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income tax.................                    118
     Unrealized investment gains (losses), net
      of related offsets and income tax..............              6   2,794
     Foreign currency translation adjustments,
      net of income tax..............................                   (16)
     Defined benefit plans adjustment, net of
      income tax.....................................                     98
                                                      -------------- -------
      Other comprehensive income (loss)..............              6   2,994
                                                      -------------- -------
   Comprehensive income (loss).......................              3   4,786
                                                      -------------- -------
Balance at December 31, 2010.........................         $  148 $21,515
                                                      ============== =======

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               CONSOLIDATED STATEMENTS OF EQUITY -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2009

                                 (IN MILLIONS)




                                                                                         ADDITIONAL
                                                                                  COMMON  PAID-IN   RETAINED
                                                                                  STOCK   CAPITAL   EARNINGS
                                                                                  ------ ---------- --------
Balance at December 31, 2008.....................................................     $5    $14,437 $  7,298
Cumulative effect of change in accounting principle, net of income tax (Note
 1)..............................................................................                         36
Capital contributions from MetLife, Inc. (Note 15)...............................                3
Excess tax liabilities related to stock-based compensation.......................              (2)
Change in equity of noncontrolling interests.....................................
Comprehensive income (loss):
   Net income (loss).............................................................                    (2,517)
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative instruments, net of income tax........................................................................
     Unrealized investment gains (losses), net of related offsets and income tax........................................................................
     Foreign currency translation adjustments, net of income tax.................
     Defined benefit plans adjustment, net of income tax.........................

      Other comprehensive income (loss)..........................................

   Comprehensive income (loss)...................................................
                                                                                  ------ ---------- --------
Balance at December 31, 2009.....................................................     $5    $14,438 $  4,817
                                                                                  ====== ========== ========

                                                                                    ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
                                                                                  -------------------------------------------------
                                                                                       NET                     FOREIGN    DEFINED
                                                                                    UNREALIZED   OTHER-THAN-  CURRENCY    BENEFIT
                                                                                    INVESTMENT    TEMPORARY  TRANSLATION   PLANS
                                                                                  GAINS (LOSSES) IMPAIRMENTS ADJUSTMENTS ADJUSTMENT
                                                                                  -------------- ----------- ----------- ----------
Balance at December 31, 2008.....................................................       $(7,701)      $   --       $ 143   $(1,437)
Cumulative effect of change in accounting principle, net of income tax (Note
 1)..............................................................................                       (36)
Capital contributions from MetLife, Inc. (Note 15)...............................
Excess tax liabilities related to stock-based compensation.......................
Change in equity of noncontrolling interests.....................................
Comprehensive income (loss):
   Net income (loss).............................................................
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative instruments, net of income
      tax........................................................................          (162)
     Unrealized investment gains (losses), net of related offsets and income
      tax........................................................................          7,598       (305)
     Foreign currency translation adjustments, net of income tax.................                                   (92)
     Defined benefit plans adjustment, net of income tax.........................                                              (90)

      Other comprehensive income (loss)..........................................

   Comprehensive income (loss)...................................................
                                                                                  -------------- ----------- ----------- ----------
Balance at December 31, 2009.....................................................       $  (265)      $(341)       $  51   $(1,527)
                                                                                  ============== =========== =========== ==========


                                                                                         TOTAL
                                                                                   METROPOLITAN LIFE
                                                                                   INSURANCE COMPANY   NONCONTROLLING  TOTAL
                                                                                  STOCKHOLDER'S EQUITY   INTERESTS     EQUITY
                                                                                  -------------------- -------------- --------
Balance at December 31, 2008.....................................................             $ 12,745          $  83 $ 12,828
Cumulative effect of change in accounting principle, net of income tax (Note
 1)..............................................................................                   --                      --
Capital contributions from MetLife, Inc. (Note 15)...............................                   3                       3
Excess tax liabilities related to stock-based compensation.......................                 (2)                     (2)
Change in equity of noncontrolling interests.....................................                                218      218
Comprehensive income (loss):
   Net income (loss).............................................................              (2,517)            (5)  (2,522)
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative instruments, net of income
      tax........................................................................                (162)                   (162)
     Unrealized investment gains (losses), net of related offsets and income
      tax........................................................................                7,293            (5)    7,288
     Foreign currency translation adjustments, net of income tax.................                 (92)                    (92)
     Defined benefit plans adjustment, net of income tax.........................                 (90)                    (90)
                                                                                  -------------------- -------------- --------
      Other comprehensive income (loss)..........................................                6,949            (5)    6,944
                                                                                  -------------------- -------------- --------
   Comprehensive income (loss)...................................................                4,432           (10)    4,422
                                                                                  -------------------- -------------- --------
Balance at December 31, 2009.....................................................             $ 17,178          $ 291 $ 17,469
                                                                                  ==================== ============== ========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                2011      2010      2009
                                                                              --------- --------- ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)............................................................ $   3,389 $   1,792 $ (2,522)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
 Depreciation and amortization expenses......................................       407       394       381
 Amortization of premiums and accretion of discounts associated with
   investments, net..........................................................     (683)     (709)     (715)
 (Gains) losses on investments and derivatives and from sales of businesses,
   net.......................................................................   (1,735)       380     6,081
 (Income) loss from equity method investments, net of dividends or
   distributions.............................................................       269       116       845
 Interest credited to policyholder account balances..........................     2,372     2,523     2,669
 Universal life and investment-type product policy fees......................   (2,202)   (2,075)   (2,067)
 Change in trading and other securities......................................        20      (14)     (165)
 Change in accrued investment income.........................................        14     (117)        14
 Change in premiums, reinsurance and other receivables.......................     (208)     (377)     (507)
 Change in deferred policy acquisition costs, net............................        94       147     (441)
 Change in income tax recoverable (payable)..................................       547       735   (2,340)
 Change in other assets......................................................       767       283      (10)
 Change in insurance-related liabilities and policy-related balances.........     2,587     2,469     2,582
 Change in other liabilities.................................................       726       684     3,330
 Other, net..................................................................     (125)     (120)      (44)
                                                                              --------- --------- ---------
Net cash provided by operating activities....................................     6,239     6,111     7,091
                                                                              --------- --------- ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
 Fixed maturity securities...................................................    53,325    49,828    41,437
 Equity securities...........................................................       816       520     1,030
 Mortgage loans..............................................................     8,152     4,853     4,589
 Real estate and real estate joint ventures..................................     1,058       241        30
 Other limited partnership interests.........................................       754       383       751
Purchases of:
 Fixed maturity securities...................................................  (54,038)  (57,961)  (51,066)
 Equity securities...........................................................     (278)     (157)     (544)
 Mortgage loans..............................................................  (10,443)   (5,820)   (3,231)
 Real estate and real estate joint ventures..................................     (980)     (539)     (318)
 Other limited partnership interests.........................................     (658)     (614)     (585)
Cash received in connection with freestanding derivatives....................     1,011       712     1,801
Cash paid in connection with freestanding derivatives........................     (695)     (920)   (1,748)
Issuances of loans to affiliates.............................................     (525)        --        --
Net change in policy loans...................................................      (44)     (171)     (218)
Net change in short-term investments.........................................   (3,816)       841     4,268
Net change in other invested assets..........................................     (570)       142     (740)
Net change in property, equipment and leasehold improvements.................     (104)     (138)     (109)
Other, net...................................................................         7       (7)         1
                                                                              --------- --------- ---------
Net cash used in investing activities........................................ $ (7,028) $ (8,807) $ (4,652)
                                                                              --------- --------- ---------

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED)
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                        2011      2010      2009
                                                                                      --------- --------- ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
    Deposits......................................................................... $  55,586 $  44,481 $  51,313
    Withdrawals......................................................................  (57,078)  (43,381)  (57,182)
Net change in payables for collateral under securities loaned and other transactions.     3,266     2,352   (3,987)
Net change in short-term debt........................................................       (1)     (217)      (95)
Long-term debt issued................................................................       110       188     1,205
Long-term debt repaid................................................................   (1,411)     (324)     (737)
Dividends on common stock............................................................   (1,151)     (232)        --
Capital contribution.................................................................        47        --        --
Other, net...........................................................................        25      (33)       112
                                                                                      --------- --------- ---------
Net cash (used in) provided by financing activities..................................     (607)     2,834   (9,371)
                                                                                      --------- --------- ---------
Change in cash and cash equivalents..................................................   (1,396)       138   (6,932)
Cash and cash equivalents, beginning of year.........................................     3,485     3,347    10,279
                                                                                      --------- --------- ---------
CASH AND CASH EQUIVALENTS, END OF YEAR............................................... $   2,089 $   3,485 $   3,347
                                                                                      ========= ========= =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid during the year for:
    Interest......................................................................... $     196 $     217 $     166
                                                                                      ========= ========= =========
    Income tax....................................................................... $     701 $     183 $     285
                                                                                      ========= ========= =========
Non-cash transactions during the year:
Purchase money mortgage loans on sales of real estate joint ventures................. $      -- $       2 $      93
                                                                                      ========= ========= =========
Capital contributions from MetLife, Inc.............................................. $       3 $       3 $       3
                                                                                      ========= ========= =========
Dividends to MetLife, Inc............................................................ $     170 $     399 $      --
                                                                                      ========= ========= =========
Real estate and real estate joint ventures acquired in satisfaction of debt.......... $     151 $      58 $     209
                                                                                      ========= ========= =========
Long-term debt issued to MetLife, Inc. in exchange for fixed maturity securities..... $      -- $      -- $     300
                                                                                      ========= ========= =========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES

  BUSINESS

   Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a leading provider of insurance, annuities and employee benefit programs throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc.

  BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. See "-- Adoption of New Accounting Pronouncements." Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. See Note 10. Intercompany accounts and transactions have been eliminated.

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the 2011 presentation as discussed throughout the Notes to the Consolidated Financial Statements.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

   A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

      The accounting policies for the Company's principal investments are as follows:

      Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

      Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Interest, dividends and prepayment fees are recorded in net investment income.

      Included within fixed maturity securities are structured securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 3 "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale."

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector;
   (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   loss") is recorded in other comprehensive income (loss). Adjustments are not made for subsequent recoveries in value.

      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

      Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the securities have an interest rate step-up feature which, when combined with other qualitative factors, indicates that the securities have more debt-like characteristics; while those with more equity-like characteristics are classified as equity securities within non-redeemable preferred stock. Many of such securities, commonly referred to as "perpetual hybrid securities," have been issued by non-U.S. financial institutions that are accorded the highest two capital treatment categories by their respective regulatory bodies (i.e. core capital, or "Tier 1 capital" and perpetual deferrable securities, or "Upper Tier 2 capital"). With respect to perpetual hybrid securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities are as follows:

       (i)The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

      (ii)When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

     (iii)Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      (iv)When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          Trading and Other Securities. Trading and other securities are stated at estimated fair value. Trading and other securities include investments that are actively purchased and sold ("Actively Traded Securities"). These Actively Traded Securities are principally fixed maturity securities. Short sale agreement liabilities related to Actively Traded Securities, included in other liabilities, are also stated at estimated fair value. Trading and other securities also includes securities for which the fair value option ("FVO") has been elected ("FVO Securities"). FVO Securities include certain fixed maturity and equity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products. FVO Securities also include securities held by consolidated securitization entities ("CSEs") with changes in estimated fair value subsequent to consolidation included in net investment gains (losses). Interest and dividends related to all trading and other securities are included in net investment income.

          Securities Lending. Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. For the purposes of determining valuation allowances the Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural, and residential. The accounting and valuation allowance policies that are applicable to all portfolio segments are presented below, followed by the policies applicable to both commercial and agricultural loans, which are very similar, as well as policies applicable to residential loans.

             Commercial, Agricultural and Residential Mortgage Loans
          -- Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural and residential -- 90 days, unless, in the case of a residential loan, it is both well-secured and in the process of collection. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan, or for residential loans when, after considering the individual consumer's financial status, management believes that uncollectability is other-than-temporary. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

             Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

             For commercial and agricultural mortgage loans, the Company typically uses 10 years or more of historical experience in establishing non-specific valuation allowances. For commercial mortgage loans, 20 years of historical experience is used which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For agricultural mortgage loans, ten years of historical experience is used which captures a full economic cycle. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For commercial and agricultural mortgage loans, on a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment level. For evaluations of residential mortgage loans, the key inputs of expected frequency

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's experience.

             Commercial and Agricultural Mortgage Loans -- All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

             For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan's unpaid principal balance is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan's unpaid principal balance. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

             For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

             Residential Mortgage Loans -- The Company's residential loan portfolio is comprised primarily of closed end, amortizing residential loans and home equity lines of credit and it does not hold any optional adjustable rate mortgages, sub-prime, or low teaser rate loans.

             In contrast to the commercial and agricultural loan portfolios, residential loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

             For residential loans, the Company's primary credit quality indicator is whether the loan is performing or non-performing. The Company generally defines non-performing residential loans as those that are 90 or more days past due and/or in non-accrual status. The determination of

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          performing or non-performing status is assessed monthly. Generally, non-performing residential loans have a higher risk of experiencing a credit loss.

          Mortgage Loans Modified in a Troubled Debt Restructuring. For a small portion of the portfolio, classified as troubled debt restructurings, concessions are granted related to the borrowers' financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
       Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, loans to affiliates, leveraged leases, tax credit partnerships, investments in insurance enterprise joint ventures, and funds withheld.

          Freestanding derivatives with positive estimated fair values are described in "-- Derivative Financial Instruments" below.

          Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

          Loans to affiliates are stated at unpaid principal balance, adjusted for amortization of any unamortized premium or discount.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for under the equity method.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments and records it in net investment income.

          Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies as described in "-- Fair Value" below and in
       Note 5. Such estimated fair values are based on available market information and management's judgment about financial instruments. The observable and unobservable inputs used in the standard market valuation methodologies are described in Note 5.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of valuation allowances and impairments, as applicable, is described previously by investment type. The determination of such valuation allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

          The recognition of income on certain investments (e.g. structured securities, including mortgage-backed and ABS, certain structured investment transactions, trading and other securities) is dependent upon prepayments and defaults, which could result in changes in amounts to be earned.

          The Company has invested in certain structured transactions that are VIEs. These structured transactions include asset-backed securitizations, hybrid securities, real estate joint ventures, other limited partnership interests, and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary.

          The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

   Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

   Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value of freestanding derivatives, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   Accruals on derivatives are generally recorded in accrued investment income or within other liabilities in the consolidated balance sheets. However, accruals that are not expected to settle within one year are included with the derivative carrying value in other invested assets or other liabilities.

   The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

   If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those in net investment income for economic hedges of equity method investments in joint ventures, or for all derivatives held in relation to the trading portfolios. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

   To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

   The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

   Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

   Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

   In a hedge of a net investment in a foreign operation, changes in the estimated fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses).

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income
(loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

   In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   The Company issues certain products and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

  Fair Value

   As described below, certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

   The Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

   Level 1Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Level 2Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

   Level 3Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

  Cash and Cash Equivalents

   The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to 10 years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.7 billion and $1.6 billion at December 31, 2011 and 2010, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $999 million and $898 million at December 31, 2011 and 2010, respectively. Related depreciation and amortization expense was $118 million, $111 million and $111 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.6 billion and $1.5 billion at December 31, 2011 and 2010, respectively. Accumulated amortization of capitalized software was $1.2 billion and $1.1 billion at December 31, 2011 and 2010, respectively. Related amortization expense was $145 million, $132 million and $125 million for the years ended December 31, 2011, 2010 and 2009, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions, certain agency expenses and policy issuance expenses. Value of business acquired (" VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns,

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

   The Company amortizes DAC and VOBA on life insurance or investment-type contracts in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

   The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation that are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

   The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

   The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Value of Distribution Agreements and Customer Relationships Acquired

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

   Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

   For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. For reporting units which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the respective reporting unit.

   The Company applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could adversely affect the Company's results of operations or financial position.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

   See Note 7 for discussion of goodwill impairment testing during 2011.

  Liability for Future Policy Benefits and Policyholder Account Balances

   The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require us to establish premium deficiency reserves. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

   Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves on short duration contracts are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

   Future policy benefit liabilities for participating life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 7%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

   Participating business represented approximately 6% of the Company's life insurance in-force at both December 31, 2011 and 2010. Participating policies represented approximately 32%, 32% and 33% of gross life insurance premiums for the years ended December 31, 2011, 2010 and 2009, respectively.

   Future policy benefit liabilities for non-participating life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 10%.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 2% to 11%.

   Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

   Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 2% to 9%.

   Liabilities for unpaid claims and claim expenses are included in future policyholder benefits and represent the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Other policy-related balances include claims that have been reported but not settled and claims incurred but not reported on life and non-medical health insurance. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

   Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's Ratings Services ("S&P") experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Future policy benefit liabilities are established for certain variable annuity products with guaranteed minimum benefits as described below under "-- Variable Annuity Guaranteed Minimum Benefits."

   The Company regularly reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities, result in changes in the additional liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

   Policyholder account balances ("PABs") relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges and withdrawals; and
(iii) fair value adjustments relating to business combinations.

  Variable Annuity Guaranteed Minimum Benefits

   The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value resets. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

is paid without requiring (i) the occurrence of specific insurable event, or
(ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is accounted for under a split of the two models.

   These guarantees include:

    . Guaranteed minimum death benefit ("GMDB") that guarantees the contractholder a return of their purchase payment upon death even if the account value is reduced to zero. An enhanced death benefit may be available for an additional fee.

    . Guaranteed minimum income benefit ("GMIB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount. Certain of these contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.

    . Guaranteed minimum withdrawal benefits ("GMWB") that guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. Certain of these contracts include guaranteed withdrawals that are life contingent.

    . Guaranteed minimum accumulation benefits ("GMAB") that provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero.

   Guarantees accounted for as insurance liabilities in future policy benefits include GMDB, the portion of GMIB that require annuitization, and the life-contingent portion of certain GMWB. These liabilities are established as follows:

      GMDB liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      GMIB liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIB have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in PABs as described below.

   The liability for the life contingent portion of GMWB is determined based on the expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWB, GMAB and the portion of certain GMIB that do not require annuitization. These guarantees are recorded at estimated fair value separately from the host variable annuity with changes in estimated fair value reported in net derivative gains (losses). At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins related to non-capital market inputs. The nonperformance adjustment, which is captured as a spread over the risk free rate in determining the discount rate to discount the cash flows of the liability, is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties in certain actuarial assumptions. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

   These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk, variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIB and GMWB described in the preceding paragraphs. With respect to GMIB, a portion of the directly written GMIB guarantees are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance, and other receivables in the consolidated balance sheet with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  Other Policy-Related Balances

   Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

   The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care ("LTC") and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

   The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

   The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

   Also included in other policy-related balances are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

   Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

   Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

   The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

   Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Policyholder Dividends

   Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company and its insurance subsidiaries.

  Income Taxes

   Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Metropolitan Life Insurance Company and its includable subsidiaries participate in a tax sharing agreement with MetLife, Inc.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

    (i)future taxable income exclusive of reversing temporary differences and carryforwards;

   (ii)future reversals of existing taxable temporary differences;

  (iii)taxable income in prior carryback years; and

   (iv)tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 % likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

   For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

   The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

   Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

   The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

   Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance.

   The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired participants. Participants that were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participants hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

   The projected pension benefit obligation ("PBO") is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The accumulated pension benefit obligation ("ABO") is the actuarial present value of vested and non-vested pension benefits accrued based on current salary levels. Obligations, both PBO and ABO, of the defined benefit pension plans are determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

   The expected postretirement plan benefit obligations represent the actuarial present value of all other postretirement benefits expected to be paid after retirement to employees and their dependents and is used in measuring the periodic postretirement benefit expense. The accumulated postretirement plan benefit obligations ("APBO") represent the actuarial present value of future other postretirement benefits attributed to employee

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

services rendered through a particular date and is the valuation basis upon which liabilities are established. The APBO is determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

   The Company recognizes the funded status of the PBO for pension plans and the APBO for other postretirement plans for each of its plans in the consolidated balance sheets. The actuarial gains or losses, prior service costs and credits and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs are charged, net of income tax, to accumulated other comprehensive income (loss).

   Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from the increase (decrease) in prior years' benefit costs due to plan amendments or initiation of new plans. These costs are amortized into net periodic benefit cost over the expected service years of employees whose benefits are affected by such plan amendments. Actual experience related to plan assets and/or the benefit obligations may differ from that originally assumed when determining net periodic benefit cost for a particular period, resulting in gains or losses. To the extent such aggregate gains or losses exceed 10 percent of the greater of the benefit obligations or the market-related asset value of the plans, they are amortized into net periodic benefit cost over the expected service years of employees expected to receive benefits under the plans.

   The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firms, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

   The Company also sponsors defined contribution savings and investment plans ("SIP") for substantially all employees under which a portion of participant contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the SIP trust, no liability for matching contributions is recognized in the consolidated balance sheets.

  Stock-Based Compensation

   Stock-based compensation recognized in the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

   As more fully described in Note 15, MetLife, Inc. grants certain employees and directors stock-based compensation awards under various plans that are subject to specific vesting conditions. The cost of all stock-based transactions is measured at fair value at grant date and recognized over the period during which a grantee is required to provide goods or services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. An estimation of future forfeitures of stock-

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

  Foreign Currency

   Assets, liabilities and operations of foreign affiliates and subsidiaries, if any, are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries, if any, are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Discontinued Operations

   The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 13, legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized;
(ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the consolidated statements of operations.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

   Effective July 1, 2011, the Company adopted new guidance regarding accounting for troubled debt restructurings. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. Additionally, the guidance prohibits creditors from using the borrower's effective rate test to evaluate whether a concession has been granted to the borrower. The adoption did not have a material impact on the Company's consolidated financial statements. See also expanded disclosures in Note 3.

   Effective January 1, 2011, the Company adopted new guidance regarding accounting for investment funds determined to be VIEs. Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economic interest in a VIE, unless the separate account contractholder is a related party. The adoption did not have a material impact on the Company's consolidated financial statements.

   Effective December 31, 2010, the Company adopted guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements.

   Effective July 1, 2010, the Company adopted guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting.

   As a result of the adoption of this guidance, the Company elected FVO for certain structured securities that were previously accounted for as fixed maturity securities. Upon adoption, the Company reclassified $50 million of securities from fixed maturity securities to trading and other securities. These securities had cumulative unrealized losses of $10 million, net of income tax, which was recognized as a cumulative effect adjustment to decrease retained earnings with a corresponding increase to accumulated other comprehensive income (loss) as of July 1, 2010.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

   As a result of the adoption of this guidance, the Company consolidated certain former QSPEs that were previously accounted for as equity security collateralized debt obligations. The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $278 million of securities classified as trading and other securities and $232 million of long-term debt based on estimated fair values at January 1, 2010 and de-recognized less than $1 million in equity securities. The consolidation also resulted in an increase in retained earnings of $30 million, net of income tax, at January 1, 2010. For the year ended
December 31, 2010, the Company recorded $15 million of net investment income on the consolidated assets, $15 million of interest expense in other expenses on the related long-term debt and ($30) million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

   In addition, the Company also deconsolidated certain partnerships for which the Company does not have the power to direct activities and for which the Company has concluded it is no longer the primary beneficiary. These deconsolidations did not result in a cumulative effect adjustment to retained earnings and did not have a material impact on the Company's consolidated financial statements.

   Also effective January 1, 2010, the Company adopted guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

   Effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements.

   The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $36 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $59 million, net of policyholder related amounts of $4 million and net of deferred income taxes of $19 million, resulting in the net cumulative effect adjustment of $36 million. The increase in the amortized cost basis of fixed maturity securities of $59 million by sector was as follows: $25 million -- ABS, $25 million -- RMBS and $9 million -- U.S. corporate securities.

   As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $566 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

   Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The adoption did not have a material impact on the Company's consolidated financial statements.

  Business Combinations and Noncontrolling Interests

   Effective January 1, 2011, the Company adopted new guidance that addresses when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The adoption did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

    . All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

    . Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

    . The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

    . Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

    . Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

    . Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

    . Net income (loss) includes amounts attributable to noncontrolling interests.

    . When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

    . Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

    . When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

   Effective January 1, 2010, the Company adopted guidance that requires disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

    . Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

    . Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

    . Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

    .  Effective December 31, 2009, the Company adopted guidance on:
       (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

    . Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Defined Benefit and Other Postretirement Plans

   Effective December 31, 2011, the Company adopted guidance regarding enhanced disclosures for employers' participation in multiemployer pension plans. The revised disclosures require additional qualitative and quantitative information about the employer's involvement in significant multiemployer pension and other postretirement plans. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   Effective December 31, 2009, the Company adopted guidance to enhance the transparency surrounding the types of assets and associated risks in an employer's defined benefit pension or other postretirement benefit plans. This guidance requires an employer to disclose information about the valuation of plan assets similar to that required under other fair value disclosure guidance. The Company provided all of the material disclosures in its consolidated financial statements.

  Other Pronouncements

   Effective January 1, 2011, the Company adopted new guidance regarding goodwill impairment testing. This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The adoption did not have an impact on the Company's consolidated financial statements.

   Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

   In December 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding comprehensive income (Accounting Standards Update ("ASU") 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update
No. 2011-05). The amendments in ASU 2011-12 are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Consistent with the effective date of the amendments in ASU 2011-05 discussed below, ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. The amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance should be applied retrospectively for all comparative periods presented. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

   In December 2011, the FASB issued new guidance regarding derecognition of in substance real estate (ASU 2011-10 Property, Plant and Equipment (Topic 360):
Derecognition of in Substance Real Estate -- a Scope Clarification (a consensus of the FASB Emerging Issues Task Force), effective for fiscal years, and interim periods within those fiscal years, beginning on or after June 15, 2012. The amendments should be applied prospectively to deconsolidation events occurring after the effective date. Under the amendments in ASU 2011-10, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of a default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In September 2011, the FASB issued new guidance on goodwill impairment testing (ASU 2011-08, Intangibles -- Goodwill and Other (Topic 350): Testing Goodwill for Impairment), effective for calendar years beginning after December 15, 2011. Early adoption is permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard will allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

   In July 2011, the FASB issued new guidance on other expenses (ASU 2011-06, Other Expenses (Topic 720): Fees Paid to the Federal Government by Health Insurers), effective for calendar years beginning after December 31, 2013. The objective of this standard is to address how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act. The amendments in this standard specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense using the straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In June 2011, the FASB issued new guidance regarding comprehensive income (ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income), effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The guidance should be applied

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder's equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified in net income. The Company intends to adopt the two-statement approach in the first quarter of 2012.

   In May 2011, the FASB issued new guidance regarding fair value measurements (ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

   In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements (ASU 2011-03, Transfers and Servicing (Topic 860):
Reconsideration of Effective Control for Repurchase Agreements), effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

   In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Financial Services -- Insurance (Topic
944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) ("ASU 2010-26"), effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. ASU 2010-26 specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, sales manager compensation and administrative costs currently capitalized by the Company will no longer be deferred. The Company will adopt ASU 2010-26 in the first quarter of 2012 and will apply it retrospectively to all prior periods presented in its consolidated financial statements for all insurance contracts. The Company estimates that DAC will be reduced by approximately $1.4 billion to $1.6 billion and total equity will be reduced by approximately $900 million to $1.0 billion, net of income tax, as of the date of adoption. Additionally, the Company estimates that net income (loss) will be reduced by approximately
$41 million to $46 million in 2011, $20 million to $22 million in 2010, and $39 million to $44 million in 2009, as of the date of adoption.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2.  ACQUISITIONS AND DISPOSITIONS

  2009 DISPOSITION THROUGH ASSUMPTION REINSURANCE

   On October 30, 2009, the Company completed the disposal, through assumption reinsurance, of substantially all of the insurance business of MetLife Canada, a wholly-owned indirect subsidiary, to a third-party. Pursuant to the assumption reinsurance agreement, the consideration paid by the Company was $259 million, comprised of cash of $14 million and fixed maturity securities, mortgage loans and other assets totaling $245 million. At the date of the assumption reinsurance agreement, the carrying value of insurance liabilities transferred was $267 million, resulting in a gain of $5 million, net of income tax. The gain was recognized in net investment gains (losses).

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized gains and losses, estimated fair value of fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses:

                                                             DECEMBER 31, 2011
                                            --------------------------------------------------
                                                          GROSS UNREALIZED
                                             COST OR  ------------------------ ESTIMATED
                                            AMORTIZED         TEMPORARY  OTTI    FAIR    % OF
                                              COST     GAINS   LOSSES   LOSSES   VALUE   TOTAL
                                            --------- ------- --------- ------ --------- -----
                                                               (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities..................  $ 56,298 $ 6,113    $  715   $ --  $ 61,696  36.7%
Foreign corporate securities...............    27,298   2,400       551      1    29,146  17.3
U.S. Treasury and agency securities........    21,572   4,272        --     --    25,844  15.4
RMBS.......................................    25,445   1,564       766    524    25,719  15.3
CMBS.......................................     8,750     473       114      4     9,105   5.4
ABS (1)....................................     6,589     156       166    (7)     6,586   3.9
State and political subdivision securities.     5,387     842        47     --     6,182   3.7
Foreign government securities..............     3,037     915        52     --     3,900   2.3
                                            --------- ------- --------- ------ --------- -----
    Total fixed maturity securities........  $154,376 $16,735    $2,411   $522  $168,178 100.0%
                                            ========= ======= ========= ====== ========= =====
EQUITY SECURITIES:
Common stock...............................  $    830 $    32    $    6   $ --  $    856  67.0%
Non-redeemable preferred stock.............       549      11       138     --       422  33.0
                                            --------- ------- --------- ------ --------- -----
    Total equity securities................  $  1,379 $    43    $  144   $ --  $  1,278 100.0%
                                            ========= ======= ========= ====== ========= =====

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                            DECEMBER 31, 2010
                                            -------------------------------------------------
                                                         GROSS UNREALIZED
                                             COST OR  ----------------------- ESTIMATED
                                            AMORTIZED        TEMPORARY  OTTI    FAIR    % OF
                                              COST    GAINS   LOSSES   LOSSES   VALUE   TOTAL
                                            --------- ------ --------- ------ --------- -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities..................  $ 50,764 $3,322    $  959   $ --  $ 53,127  33.3%
Foreign corporate securities...............    28,841  2,218       492     --    30,567  19.2
U.S. Treasury and agency securities........    20,154  1,190       367     --    20,977  13.1
RMBS.......................................    30,540  1,257       747    371    30,679  19.2
CMBS.......................................     9,401    484       174     10     9,701   6.1
ABS........................................     6,522    146       187     38     6,443   4.0
State and political subdivision securities.     4,693     86       195     --     4,584   2.9
Foreign government securities..............     2,793    682        18     --     3,457   2.2
                                            --------- ------ --------- ------ --------- -----
    Total fixed maturity securities........  $153,708 $9,385    $3,139   $419  $159,535 100.0%
                                            ========= ====== ========= ====== ========= =====
EQUITY SECURITIES:
Common stock...............................  $    937 $   42    $    7   $ --  $    972  53.4%
Non-redeemable preferred stock.............       961     52       164     --       849  46.6
                                            --------- ------ --------- ------ --------- -----
    Total equity securities................  $  1,898 $   94    $  171   $ --  $  1,821 100.0%
                                            ========= ====== ========= ====== ========= =====

----------
(1)OTTI losses as presented above represent the noncredit portion of OTTI losses that is included in accumulated other comprehensive income (loss). OTTI losses include both the initial recognition of noncredit losses, and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that were previously noncredit loss impaired. The noncredit loss component of OTTI losses for ABS was in an unrealized gain (loss) position of $7 million at December 31, 2011 due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

   Within fixed maturity securities, a reclassification from the ABS sector to the RMBS sector has been made to the prior year amounts to conform to the current year presentation for securities backed by sub-prime residential mortgage loans to be consistent with market convention relating to the risks inherent in such securities and the Company's management of its investments within these asset sectors.

   The Company held non-income producing fixed maturity securities with an estimated fair value of $7 million and $55 million with unrealized gains (losses) of ($3) million and ($13) million at December 31, 2011 and 2010, respectively.

   The Company held foreign currency derivatives with notional amounts of $8.5 billion and $8.3 billion to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2011 and 2010, respectively.

   Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's equity, other than the government securities summarized in the table below.

   Concentrations of Credit Risk (Government and Agency Securities). The following section contains a summary of the concentrations of credit risk related to government and agency fixed maturity and fixed-income securities holdings, which were greater than 10% of the Company's equity at:

                                                                 DECEMBER 31,
                                                                ------------------
                                                                 2011      2010
                                                                -------   -------
                                                                CARRYING VALUE (1)
                                                                ------------------
                                                                 (IN MILLIONS)
 U.S. Treasury and agency fixed maturity securities............ $25,844   $20,977
 U.S. Treasury and agency fixed-income securities included in:
    Short-term investments..................................... $ 5,133   $ 1,378
    Cash equivalents........................................... $   910   $ 2,497

----------
(1)Represents estimated fair value for fixed maturity securities, and for short-term investments and cash equivalents, estimated fair value or amortized cost, which approximates estimated fair value.

   Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's equity or 1% of total investments at December 31, 2011 and 2010.

   Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                     DECEMBER 31,
                                        ---------------------------------------
                                               2011                2010
                                        ------------------- -------------------
                                                  ESTIMATED           ESTIMATED
                                        AMORTIZED   FAIR    AMORTIZED   FAIR
                                          COST      VALUE     COST      VALUE
                                        --------- --------- --------- ---------
                                                     (IN MILLIONS)
Due in one year or less................  $  8,089  $  8,159  $  3,974  $  4,052
Due after one year through five years..    26,375    27,486    25,910    27,017
Due after five years through ten years.    34,660    38,517    31,060    33,543
Due after ten years....................    44,468    52,606    46,301    48,100
                                        --------- --------- --------- ---------
 Subtotal..............................   113,592   126,768   107,245   112,712
RMBS, CMBS and ABS.....................    40,784    41,410    46,463    46,823
                                        --------- --------- --------- ---------
   Total fixed maturity securities.....  $154,376  $168,178  $153,708  $159,535
                                        ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

   As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

   The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                                            YEARS ENDED DECEMBER 31,
                                                                            ------------------------
                                                                              2011     2010    2009
                                                                            -------- -------- ------
                                                                                 (IN MILLIONS)
Fixed maturity securities.................................................. $ 14,266 $  6,189 $(216)
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss)..............................................    (522)    (419)  (574)
                                                                            -------- -------- ------
 Total fixed maturity securities...........................................   13,744    5,770  (790)
Equity securities..........................................................     (98)     (66)   (75)
Derivatives................................................................    1,293       90  (156)
Short-term investments.....................................................     (10)     (13)   (23)
Other......................................................................       45       48     52
                                                                            -------- -------- ------
   Subtotal................................................................   14,974    5,829  (992)
                                                                            -------- -------- ------
Amounts allocated from:....................................................
 Insurance liability loss recognition......................................  (3,495)    (426)     --
 DAC and VOBA related to noncredit OTTI losses recognized in accumulated
   other comprehensive income (loss).......................................       33       27     49
 DAC and VOBA..............................................................  (1,323)    (999)      6
 Policyholder dividend obligation..........................................  (2,919)    (876)     --
                                                                            -------- -------- ------
   Subtotal................................................................  (7,704)  (2,274)     55
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)..............      172      138    184
Deferred income tax benefit (expense)......................................  (2,717)  (1,382)    142
                                                                            -------- -------- ------
Net unrealized investment gains (losses)...................................    4,725    2,311  (611)
Net unrealized investment gains (losses) attributable to noncontrolling
  interests................................................................      (1)      (1)      5
                                                                            -------- -------- ------
Net unrealized investment gains (losses) attributable to Metropolitan Life
  Insurance Company........................................................ $  4,724 $  2,310 $(606)
                                                                            ======== ======== ======

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The changes in fixed maturity securities with noncredit OTTI losses included in accumulated other comprehensive income (loss) were as follows:

                                                           DECEMBER 31,
                                                           -------------
                                                            2011   2010
                                                           ------ ------
                                                           (IN MILLIONS)
        Balance, beginning of period...................... $(419) $(574)
        Noncredit OTTI losses recognized (1)..............   (17)  (150)
        Securities sold with previous noncredit OTTI loss.     85     87
        Subsequent changes in estimated fair value........  (171)    218
                                                           ------ ------
        Balance, end of period............................ $(522) $(419)
                                                           ====== ======

----------
(1)Noncredit OTTI losses recognized, net of DAC, were ($16) million and ($148) million for the years ended December 31, 2011 and 2010, respectively.

   The changes in net unrealized investment gains (losses) were as follows:

                                                                                  YEARS ENDED DECEMBER 31,
                                                                                 --------------------------
                                                                                   2011     2010     2009
                                                                                 -------- -------- --------
                                                                                       (IN MILLIONS)
Balance, beginning of period.................................................... $  2,310 $  (606) $(7,701)
Cumulative effect of change in accounting principles, net of income tax.........       --       10     (36)
Fixed maturity securities on which noncredit OTTI losses have been
  recognized....................................................................    (103)      155    (515)
Unrealized investment gains (losses) during the year............................    9,248    6,650   13,344
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition....................................  (3,069)    (426)        1
 DAC and VOBA related to noncredit OTTI losses recognized in accumulated
   other comprehensive income (loss)............................................        6     (22)       45
 DAC and VOBA...................................................................    (324)  (1,005)  (1,994)
 Policyholder dividend obligation...............................................  (2,043)    (876)       --
 Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in accumulated other comprehensive income (loss)..................       34     (46)      165
 Deferred income tax benefit (expense)..........................................  (1,335)  (1,518)  (3,920)
                                                                                 -------- -------- --------
Net unrealized investment gains (losses)........................................    4,724    2,316    (611)
Net unrealized investment gains (losses) attributable to noncontrolling
  interests.....................................................................       --      (6)        5
                                                                                 -------- -------- --------
Balance, end of period.......................................................... $  4,724 $  2,310 $  (606)
                                                                                 ======== ======== ========
Change in net unrealized investment gains (losses).............................. $  2,414 $  2,922 $  7,090
Change in net unrealized investment gains (losses) attributable to
  noncontrolling interests......................................................       --      (6)        5
                                                                                 -------- -------- --------
Change in net unrealized investment gains (losses) attributable to Metropolitan
  Life Insurance Company........................................................ $  2,414 $  2,916 $  7,095
                                                                                 ======== ======== ========

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CONTINUOUS GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

   The following tables present the estimated fair value and gross unrealized losses of fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                   DECEMBER 31, 2011
                                             --------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                             -------------------- -------------------- --------------------
                                             ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                               FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                               VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                             --------- ---------- --------- ---------- --------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................   $ 5,669     $  204    $3,170     $  511   $ 8,839     $  715
Foreign corporate securities................     4,560        334     1,258        218     5,818        552
U.S. Treasury and agency securities.........     2,189         --        --         --     2,189         --
RMBS........................................     2,647        407     3,241        883     5,888      1,290
CMBS........................................       709         66       365         52     1,074        118
ABS.........................................     2,557         45       608        114     3,165        159
State and political subdivision securities..        31         --       169         47       200         47
Foreign government securities...............       499         44        88          8       587         52
                                             --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity securities............   $18,861     $1,100    $8,899     $1,833   $27,760     $2,933
                                             ========= ========== ========= ========== ========= ==========
EQUITY SECURITIES:
Common stock................................   $     4     $    6    $   --     $   --   $     4     $    6
Non-redeemable preferred stock..............       126         14       238        124       364        138
                                             --------- ---------- --------- ---------- --------- ----------
 Total equity securities....................   $   130     $   20    $  238     $  124   $   368     $  144
                                             ========= ========== ========= ========== ========= ==========
Total number of securities in an unrealized
  loss position.............................     1,412                  819
                                             =========            =========

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                   DECEMBER 31, 2010
                                             --------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                             -------------------- -------------------- --------------------
                                             ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                               FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                               VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                             --------- ---------- --------- ---------- --------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................   $ 5,997       $197   $ 5,234     $  762   $11,231     $  959
Foreign corporate securities................     3,692        125     2,662        367     6,354        492
U.S. Treasury and agency securities.........     8,553        367        --         --     8,553        367
RMBS........................................     3,983        122     5,128        996     9,111      1,118
CMBS........................................       236          2       965        182     1,201        184
ABS.........................................       981         16     1,219        209     2,200        225
State and political subdivision securities..     2,412        117       234         78     2,646        195
Foreign government securities...............       231          7        94         11       325         18
                                             --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity securities............   $26,085       $953   $15,536     $2,605   $41,621     $3,558
                                             --------- ---------- --------- ---------- --------- ----------
EQUITY SECURITIES:
Common stock................................   $    29       $  7   $    --     $   --   $    29     $    7
Non-redeemable preferred stock..............        52          3       558        161       610        164
                                             --------- ---------- --------- ---------- --------- ----------
 Total equity securities....................   $    81       $ 10   $   558     $  161   $   639     $  171
                                             ========= ========== ========= ========== ========= ==========
Total number of securities in an unrealized
  loss position.............................     1,405                1,151
                                             =========            =========

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  AGING OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized losses, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized losses as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                              DECEMBER 31, 2011
                                             ------------------------------------------------------------------
                                             COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                             ---------------------- ---------------------   --------------------
                                             LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                                20%        MORE        20%         MORE        20%       MORE
                                             ---------    ------    ---------     ------    ---------   ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months........................   $15,723    $3,112       $  509     $  881          945      180
Six months or greater but less than nine
  months....................................     2,523       393          178        123          221       28
Nine months or greater but less than twelve
  months....................................       445       196           21         60           52        8
Twelve months or greater....................     6,859     1,442          597        564          498      128
                                             ---------    ------    ---------     ------
 Total......................................   $25,550    $5,143       $1,305     $1,628
                                             =========    ======    =========     ======
Percentage of amortized cost................                                5%        32%
                                                                    =========     ======
EQUITY SECURITIES:
Less than six months........................   $   127    $  133       $   10     $   41           13       18
Six months or greater but less than nine
  months....................................        --        --           --         --            1        1
Nine months or greater but less than twelve
  months....................................        --        --           --         --           --       --
Twelve months or greater....................        46       206            4         89            3       11
                                             ---------    ------    ---------     ------
 Total......................................   $   173    $  339       $   14     $  130
                                             =========    ======    =========     ======
Percentage of cost..........................                                8%        38%
                                                                    =========     ======

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                  DECEMBER 31, 2010
                                                 ------------------------------------------------------------------
                                                 COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                                 ---------------------- ---------------------   --------------------
                                                 LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                                    20%        MORE        20%         MORE        20%       MORE
                                                 ---------    ------    ---------     ------    ---------   ------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months............................   $25,867    $  811       $  843     $  216        1,287       65
Six months or greater but less than nine months.       696       275           19         75           51       24
Nine months or greater but less than twelve
  months........................................       271        35           22          8           29        6
Twelve months or greater........................    13,525     3,699        1,158      1,217          823      226
                                                 ---------    ------    ---------     ------
 Total..........................................   $40,359    $4,820       $2,042     $1,516
                                                 =========    ======    =========     ======
Percentage of amortized cost....................                                5%        31%
                                                                        =========     ======
EQUITY SECURITIES:
Less than six months............................   $    52    $   59       $    2     $   13           23       11
Six months or greater but less than nine months.        29        28            5          6            3        2
Nine months or greater but less than twelve
  months........................................        --        40           --         14            2        2
Twelve months or greater........................       309       293           32         99           22       13
                                                 ---------    ------    ---------     ------
 Total..........................................   $   390    $  420       $   39     $  132
                                                 =========    ======    =========     ======
Percentage of cost..............................                               10%        31%
                                                                        =========     ======

   Equity securities with gross unrealized losses of 20% or more for twelve months or greater decreased from $99 million at December 31, 2010 to $89 million at December 31, 2011. As shown in the section "-- Evaluating Temporarily Impaired Available-for-Sale Securities" below, all of the equity securities with gross unrealized losses of 20% or more for twelve months or greater at December 31, 2011 were financial services industry investment grade non-redeemable preferred stock, of which 74% were rated A or better.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CONCENTRATION OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The gross unrealized losses related to fixed maturity and equity securities, including the portion of OTTI losses on fixed maturity securities recognized in accumulated other comprehensive income (loss) were $3.1 billion and $3.7 billion at December 31, 2011 and 2010, respectively. The concentration, calculated as a percentage of gross unrealized losses (including OTTI losses), by sector and industry was as follows at:

                                                        DECEMBER 31,
                                                        ----------
                                                        2011   2010
                                                        ----   ----
            SECTOR:
            RMBS.......................................   42%    30%
            U.S. corporate securities..................   23     26
            Foreign corporate securities...............   18     13
            ABS........................................    5      6
            CMBS.......................................    4      5
            Foreign government securities..............    2     --
            State and political subdivision securities.    1      5
            U.S. Treasury and agency securities........   --     10
            Other......................................    5      5
                                                        ----   ----
             Total.....................................  100%   100%
                                                        ====   ====
            INDUSTRY:
            Mortgage-backed............................   46%    35%
            Finance....................................   23     21
            Consumer...................................    7      4
            Asset-backed...............................    5      6
            Utility....................................    5      6
            Communications.............................    4      2
            Industrial.................................    3      2
            Foreign government securities..............    2     --
            State and political subdivision securities.    1      5
            U.S. Treasury and agency securities........   --     10
            Other......................................    4      9
                                                        ----   ----
             Total.....................................  100%   100%
                                                        ====   ====

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

   The following table presents fixed maturity and equity securities, each with gross unrealized losses of greater than $10 million, the number of securities, total gross unrealized losses and percentage of total gross unrealized losses at:

                                                                  DECEMBER 31,
                                             ------------------------------------------------------
                                                        2011                        2010
                                             --------------------------  --------------------------
                                             FIXED MATURITY    EQUITY    FIXED MATURITY    EQUITY
                                               SECURITIES    SECURITIES    SECURITIES    SECURITIES
                                             --------------  ----------  --------------  ----------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities........................             54           5              67           5
Total gross unrealized losses...............           $938         $69          $1,179         $75
Percentage of total gross unrealized losses.             32%         48%             33%         44%

   Fixed maturity and equity securities, each with gross unrealized losses greater than $10 million, decreased $247 million during the year ended December 31, 2011. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2011, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads. These securities were included in the Company's OTTI review process.

   As of December 31, 2011, $747 million of unrealized losses were from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Of the $747 million, $314 million, or 42%, are related to unrealized losses on investment grade securities. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since purchase. Of the $747 million, $433 million, or 58%, are related to unrealized losses on below investment grade securities. Unrealized losses on below investment grade securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans and sub-prime residential mortgage loans), U.S and foreign corporate securities (primarily utility, industrial and financial services industry securities) and ABS (primarily collateralized debt obligations) and were the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. As explained further in Note 1, management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS and ABS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security. See "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale" for a discussion of equity securities with an unrealized loss position of 20% or more of cost for 12 months or greater.

   In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents certain information about the Company's equity securities available-for-sale with gross unrealized losses of 20% or more at December 31, 2011:

                                                                       NON-REDEEMABLE PREFERRED STOCK
                                             ----------------------------------------------------------------------------------
                                                  ALL TYPES OF                            INVESTMENT GRADE
                                  ALL EQUITY     NON-REDEEMABLE     -----------------------------------------------------------
                                  SECURITIES    PREFERRED STOCK           ALL INDUSTRIES          FINANCIAL SERVICES INDUSTRY
                                  ---------- ---------------------  --------------------------  -------------------------------
                                    GROSS      GROSS     % OF ALL     GROSS       % OF ALL        GROSS                  % A
                                  UNREALIZED UNREALIZED   EQUITY    UNREALIZED NON-REDEEMABLE   UNREALIZED  % OF ALL   RATED OR
                                    LOSSES     LOSSES   SECURITIES    LOSSES   PREFERRED STOCK    LOSSES   INDUSTRIES   BETTER
                                  ---------- ---------- ----------  ---------- ---------------  ---------- ----------  --------
                                                                          (IN MILLIONS)
Less than six months.............       $ 41       $ 35         85%       $ 19              54%       $ 19        100%        5%
Six months or greater but less
 than twelve months..............         --         --         --%         --              --%         --         --%       --%
Twelve months or greater.........         89         89        100%         89             100%         89        100%       74%
                                  ---------- ----------             ----------                  ----------
All equity securities with gross
 unrealized losses of 20% or
 more............................       $130       $124         95%       $108              87%       $108        100%       62%
                                  ========== ==========             ==========                  ==========

   In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those in the financial services industry. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

   With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

   Based on the Company's current evaluation of available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily-impaired.

   Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTIs may be incurred in upcoming quarters.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  TRADING AND OTHER SECURITIES

   The table below presents certain information about the Company's trading and other securities.

                                                                  DECEMBER 31,
                                                                  ------------
                                                                   2011   2010
                                                                  ------  -----
                                                                  (IN MILLIONS)
  Actively Traded Securities..................................... $  473  $ 463
  FVO general account securities.................................    107     71
  FVO securities held by CSEs....................................    117    201
                                                                  ------  -----
   Total trading and other securities -- at estimated fair value. $  697  $ 735
                                                                  ======  =====
  Actively Traded Securities -- at estimated fair value.......... $  473  $ 463
  Short sale agreement liabilities -- at estimated fair value....  (127)   (46)
                                                                  ------  -----
   Net long/short position -- at estimated fair value............ $  346  $ 417
                                                                  ======  =====
  Investments pledged to secure short sale agreement liabilities. $  558  $ 465
                                                                  ======  =====

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above. See "-- Net Investment Income" and "-- Net Investment Gains (Losses)" for the net investment income recognized on trading and other securities and the related changes in estimated fair value subsequent to purchase included in net investment income and net investment gains (losses) for securities still held as of the end of the respective years, as applicable.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NET INVESTMENT GAINS (LOSSES)

   The components of net investment gains (losses) were as follows:

                                                                               YEARS ENDED DECEMBER 31,
                                                                               ----------------------
                                                                                2011     2010    2009
                                                                               ------   ------ --------
                                                                                   (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized.................................................. $(244)   $(510) $(1,521)
Less: Noncredit portion of OTTI losses transferred to and recognized in other
  comprehensive income (loss).................................................     17   $  150 $    623
                                                                               ------   ------ --------
Net OTTI losses on fixed maturity securities recognized in earnings...........  (227)    (360)    (898)
Fixed maturity securities -- net gains (losses) on sales and disposals........    107      129      (7)
                                                                               ------   ------ --------
 Total gains (losses) on fixed maturity securities............................  (120)    (231)    (905)
                                                                               ------   ------ --------
Other net investment gains (losses):
 Equity securities............................................................      3       70    (255)
 Trading and other securities -- FVO general account securities -- changes in
   estimated fair value.......................................................    (2)       --       --
 Mortgage loans...............................................................    133       59    (373)
 Real estate and real estate joint ventures...................................    133     (33)    (100)
 Other limited partnership interests..........................................     11      (5)    (284)
 Other investment portfolio gains (losses)....................................    (4)       36     (38)
                                                                               ------   ------ --------
   Subtotal -- investment portfolio gains (losses)............................    154    (104)  (1,955)
                                                                               ------   ------ --------
FVO CSEs -- changes in estimated fair value:
 Securities...................................................................     --     (78)       --
 Long-term debt -- related to securities......................................    (8)       48       --
Other gains (losses)..........................................................   (14)     (36)      288
                                                                               ------   ------ --------
   Subtotal FVO CSEs and other gains (losses).................................   (22)     (66)      288
                                                                               ------   ------ --------
       Total net investment gains (losses).................................... $  132   $(170) $(1,667)
                                                                               ======   ====== ========

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $21 million, $18 million and $317 million for the years ended December 31, 2011, 2010 and 2009, respectively.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                      YEARS ENDED DECEMBER 31, YEARS ENDED DECEMBER 31, YEARS ENDED DECEMBER 31,
                                      -----------------------  ------------------------ ------------------------
                                       2011     2010    2009   2011    2010     2009     2011    2010     2009
                                      -------  ------- ------- -----   -----   ------   ------- ------- --------
                                      FIXED MATURITY SECURITIES EQUITY SECURITIES                 TOTAL
                                      -----------------------  ------------------------ ------------------------
                                                                 (IN MILLIONS)
Proceeds............................. $34,015  $30,817 $24,900 $ 771   $ 429   $  658   $34,786 $31,246 $ 25,558
                                      =======  ======= ======= =====   =====   ======   ======= ======= ========
Gross investment gains............... $   445  $   544 $   685 $  86   $  88   $  118   $   531 $   632 $    803
                                      -------  ------- ------- -----   -----   ------   ------- ------- --------
Gross investment losses..............   (338)    (415)   (692)  (42)    (11)     (90)     (380)   (426)    (782)
                                      -------  ------- ------- -----   -----   ------   ------- ------- --------
Total OTTI losses recognized in
 earnings: Credit-related............   (183)    (334)   (632)    --      --       --     (183)   (334)    (632)
  Other (1)..........................    (44)     (26)   (266)  (41)     (7)    (283)      (85)    (33)    (549)
                                      -------  ------- ------- -----   -----   ------   ------- ------- --------
   Total OTTI losses recognized in
    earnings.........................   (227)    (360)   (898)  (41)     (7)    (283)     (268)   (367)  (1,181)
                                      -------  ------- ------- -----   -----   ------   ------- ------- --------
    Net investment gains (losses).... $ (120)  $ (231) $ (905) $   3   $  70   $(255)   $ (117) $ (161) $(1,160)
                                      =======  ======= ======= =====   =====   ======   ======= ======= ========

----------
(1)Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

   Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2011     2010    2009
                                                            ----     ----    ----
                                                            (IN MILLIONS)
     Sector:
     U.S. and foreign corporate securities -- by industry:
      Consumer............................................. $ 40     $ 20    $127
      Finance..............................................   37      117     284
      Communications.......................................   26       10     130
      Industrial...........................................    8       --       9
      Utility..............................................   --        1      81
      Other industries.....................................   --       --      27
                                                            ----     ----    ----
        Total U.S. and foreign corporate securities........  111      148     658
      RMBS.................................................   78       87     167
      ABS..................................................   28       66      55
      CMBS.................................................    9       59      18
      Foreign government securities........................    1       --      --
                                                            ----     ----    ----
        Total.............................................. $227     $360    $898
                                                            ====     ====    ====

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2011     2010    2009
                                                             ----     ----    ----
                                                             (IN MILLIONS)
     Sector:
      Non-redeemable preferred stock........................  $33      $ 3    $228
      Common stock..........................................    8        4      55
                                                             ----     ----    ----
            Total...........................................  $41      $ 7    $283
                                                             ====     ====    ====
     Industry:
      Financial services industry:..........................
        Perpetual hybrid securities.........................  $33      $ 3    $228
        Common and remaining non-redeemable preferred stock.   --       --      25
                                                             ----     ----    ----
          Total financial services industry.................   33        3     253
     Other industries.......................................    8        4      30
                                                             ----     ----    ----
            Total...........................................  $41      $ 7    $283
                                                             ====     ====    ====

  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                                                          YEARS ENDED DECEMBER 31,
                                                                                          ------------------------
                                                                                          2011         2010
                                                                                          -----       ------
                                                                                          (IN MILLIONS)
Balance, at January 1,................................................................... $ 330       $  303
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired..............................................................................    33           91
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired..............................................................................    68           91
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities previously
   impaired as credit loss OTTI..........................................................  (82)        (149)
 Securities impaired to net present value of expected future cash flows..................  (24)          (1)
 Increases in cash flows -- accretion of previous credit loss OTTI.......................   (9)          (5)
                                                                                          -----       ------
Balance, at December 31,................................................................. $ 316       $  330
                                                                                          =====       ======

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET INVESTMENT INCOME

   The components of net investment income were as follows:

                                                                            YEARS ENDED DECEMBER 31,
                                                                            -----------------------
                                                                             2011     2010    2009
                                                                            -------  ------- -------
                                                                                 (IN MILLIONS)
Investment income:
Fixed maturity securities.................................................. $ 8,225  $ 8,147 $ 7,799
Equity securities..........................................................      73       89     126
Trading and other securities -- Actively Traded Securities and FVO general
  account securities (1)...................................................      29       72     116
Mortgage loans.............................................................   2,401    2,258   2,236
Policy loans...............................................................     479      515     504
Real estate and real estate joint ventures.................................     509      348   (185)
Other limited partnership interests........................................     435      684     147
Cash, cash equivalents and short-term investments..........................      12       15      27
International joint ventures...............................................       5       14       7
Other......................................................................     112      111     104
                                                                            -------  ------- -------
   Subtotal................................................................  12,280   12,253  10,881
 Less: Investment expenses.................................................     662      675     706
                                                                            -------  ------- -------
   Subtotal, net...........................................................  11,618   11,578  10,175
                                                                            -------  ------- -------
FVO CSEs:
 Securities................................................................       9       15      --
                                                                            -------  ------- -------
     Net investment income................................................. $11,627  $11,593 $10,175
                                                                            =======  ======= =======

----------
(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were $2 million, $30 million and $31 million for the years ended
   December 31, 2011, 2010, and 2009, respectively.

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses included in the table above.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  SECURITIES LENDING

   As described more fully in Note 1, the Company participates in a securities lending program whereby blocks of securities are loaned to third parties. These transactions are treated as financing arrangements and the associated cash collateral received is recorded as a liability. The Company is obligated to return the cash collateral received to its counterparties.

   Elements of the securities lending program are presented below at:

                                                           DECEMBER 31,
                                                          ---------------
                                                           2011    2010
                                                          ------- -------
                                                           (IN MILLIONS)
      Securities on loan: (1)
       Amortized cost.................................... $13,595 $15,274
       Estimated fair value.............................. $15,726 $15,682
      Cash collateral on deposit from counterparties (2). $15,870 $15,981
      Security collateral on deposit from counterparties. $   188 $    --
      Reinvestment portfolio -- estimated fair value..... $15,803 $15,789

----------
(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

   Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

   Invested assets on deposit and pledged as collateral are presented in the table below at estimated fair value for cash and cash equivalents, short-term investments, fixed maturity securities, equity securities, and trading and other securities and at carrying value for mortgage loans.

                                                                DECEMBER 31,
                                                               ---------------
                                                                2011    2010
                                                               ------- -------
                                                                (IN MILLIONS)
  Invested assets on deposit (1).............................. $   976 $ 1,491
  Invested assets pledged as collateral (2)...................  17,280  17,738
                                                               ------- -------
   Total invested assets on deposit and pledged as collateral. $18,256 $19,229
                                                               ======= =======

----------
(1)The Company has invested assets on deposit with regulatory agencies consisting primarily of cash and cash equivalents, short-term investments, fixed maturity securities and equity securities.

(2)The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 8), derivative transactions (see
   Note 4), and short sale agreements (see "-- Trading and Other Securities").

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  MORTGAGE LOANS

   Mortgage loans are summarized as follows at:

                                                  DECEMBER 31,
                                         ------------------------------
                                              2011            2010
                                         --------------  --------------
                                         CARRYING % OF   CARRYING % OF
                                          VALUE   TOTAL   VALUE   TOTAL
                                         -------- -----  -------- -----
                                          (IN MILLIONS)   (IN MILLIONS)
       Mortgage loans:
        Commercial......................  $32,774  74.7%  $31,080  74.6%
        Agricultural....................   11,498  26.2    11,108  26.7
        Residential.....................        1    --         1    --
                                         -------- -----  -------- -----
          Subtotal......................   44,273 100.9    42,189 101.3
        Valuation allowances............    (393) (0.9)     (522) (1.3)
                                         -------- -----  -------- -----
            Total mortgage loans, net...  $43,880 100.0%  $41,667 100.0%
                                         ======== =====  ======== =====

   Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgage loans were $286 million and $283 million at December 31, 2011 and 2010, respectively.

   The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                   COMMERCIAL AGRICULTURAL RESIDENTIAL  TOTAL
                                                   ---------- ------------ ----------- -------
                                                                  (IN MILLIONS)
DECEMBER 31, 2011:
Mortgage loans:
 Evaluated individually for credit losses.........    $    73      $   159         $-- $   232
 Evaluated collectively for credit losses.........     32,701       11,339           1  44,041
                                                   ---------- ------------ ----------- -------
   Total mortgage loans...........................     32,774       11,498           1  44,273
                                                   ---------- ------------ ----------- -------
Valuation allowances:
 Specific credit losses...........................         44           45          --      89
 Non-specifically identified credit losses........        274           30          --     304
                                                   ---------- ------------ ----------- -------
   Total valuation allowances.....................        318           75          --     393
                                                   ---------- ------------ ----------- -------
     Mortgage loans, net of valuation allowance...    $32,456      $11,423         $ 1 $43,880
                                                   ---------- ------------ ----------- -------
DECEMBER 31, 2010:
Mortgage loans:
 Evaluated individually for credit losses.........    $    96      $   147         $-- $   243
 Evaluated collectively for credit losses.........     30,984       10,961           1  41,946
                                                   ---------- ------------ ----------- -------
   Total mortgage loans...........................     31,080       11,108           1  42,189
                                                   ---------- ------------ ----------- -------
Valuation allowances:
 Specific credit losses...........................         13           52          --      65
 Non-specifically identified credit losses........        428           29          --     457
                                                   ---------- ------------ ----------- -------
   Total valuation allowances.....................        441           81          --     522
                                                   ---------- ------------ ----------- -------
     Mortgage loans, net of valuation allowance...    $30,639      $11,027         $ 1 $41,667
                                                   ========== ============ =========== =======

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables present the changes in the valuation allowance, by portfolio segment:

                                       MORTGAGE LOAN VALUATION ALLOWANCES
                                   ------------------------------------------
                                   COMMERCIAL AGRICULTURAL RESIDENTIAL TOTAL
                                   ---------- ------------ ----------- ------
                                                 (IN MILLIONS)
   Balance at January 1, 2009.....     $  184        $  58        $  2 $  244
   Provision (release)............        325           69          --    394
   Charge-offs, net of recoveries.       (17)         (25)         (2)   (44)
                                   ---------- ------------ ----------- ------
   Balance at December 31, 2009...        492          102          --    594
   Provision (release)............       (39)           12          --   (27)
   Charge-offs, net of recoveries.       (12)         (33)          --   (45)
                                   ---------- ------------ ----------- ------
   Balance at December 31, 2010...        441           81          --    522
   Provision (release)............      (111)          (2)          --  (113)
   Charge-offs, net of recoveries.       (12)          (4)          --   (16)
                                   ---------- ------------ ----------- ------
   Balance at December 31, 2011...     $  318        $  75        $ -- $  393
                                   ========== ============ =========== ======

   Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value. See Note 1 for a discussion of all credit quality indicators presented herein. Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                  COMMERCIAL
                       ----------------------------------------------------------------
                                   RECORDED INVESTMENT
                       -------------------------------------------
                       DEBT SERVICE COVERAGE RATIOS
                       -----------------------------         % OF     ESTIMATED   % OF
                       > 1.20X 1.00X - 1.20X < 1.00X  TOTAL  TOTAL   FAIR VALUE   TOTAL
                       ------- ------------- ------- ------- -----  ------------- -----
                                   (IN MILLIONS)                    (IN MILLIONS)
DECEMBER 31, 2011:
Loan-to-value ratios:
Less than 65%......... $20,510        $  389  $  332 $21,231  64.8%       $22,547  66.1%
65% to 75%............   6,919           237     268   7,424  22.6          7,734  22.6
76% to 80%............     950            98     200   1,248   3.8          1,251   3.7
Greater than 80%......   1,880           674     317   2,871   8.8          2,588   7.6
                       ------- ------------- ------- ------- -----  ------------- -----
 Total................ $30,259        $1,398  $1,117 $32,774 100.0%       $34,120 100.0%
                       ======= ============= ======= ======= =====  ============= =====
DECEMBER 31, 2010:
Loan-to-value ratios:
Less than 65%......... $13,864        $  100  $  425 $14,389  46.3%       $15,203  47.5%
65% to 75%............   7,658           611     343   8,612  27.7          8,955  28.0
76% to 80%............   2,534           166     128   2,828   9.1          2,883   9.0
Greater than 80%......   3,002         1,625     624   5,251  16.9          4,978  15.5
                       ------- ------------- ------- ------- -----  ------------- -----
 Total................ $27,058        $2,502  $1,520 $31,080 100.0%       $32,019 100.0%
                       ======= ============= ======= ======= =====  ============= =====

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Agricultural Mortgage Loans -- by Credit Quality Indicator. The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, is as shown below. The estimated fair value of agricultural mortgage loans was $11.9 billion and $11.3 billion at December 31, 2011 and 2010, respectively.

                                                AGRICULTURAL
                       --------------------------------------------------------------
                                                DECEMBER 31,
                       --------------------------------------------------------------
                                    2011                            2010
                       ------------------------------  ------------------------------
                       RECORDED INVESTMENT % OF TOTAL  RECORDED INVESTMENT % OF TOTAL
                       ------------------- ----------  ------------------- ----------
                          (IN MILLIONS)                   (IN MILLIONS)
Loan-to-value ratios:
Less than 65%.........             $10,378       90.2%             $ 9,896       89.1%
65% to 75%............                 732        6.4                  829        7.5
76% to 80%............                  12        0.1                   48        0.4
Greater than 80%......                 376        3.3                  335        3.0
                       ------------------- ----------  ------------------- ----------
 Total................             $11,498      100.0%             $11,108      100.0%
                       =================== ==========  =================== ==========

   Residential Mortgage Loans -- by Credit Quality Indicator. All residential mortgage loans were performing at both December 31, 2011 and 2010. The estimated fair value of residential mortgage loans was $1 million at both December 31, 2011 and 2010.

   Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio, with approximately 99% of all mortgage loans classified as performing at both December 31, 2011 and 2010. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more. The recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories, greater than 90 days past due and still accruing interest and in nonaccrual status, by portfolio segment, were as follows at:

                                                  GREATER THAN 90 DAYS PAST DUE STILL
                           PAST DUE                        ACCRUING INTEREST                   NONACCRUAL STATUS
              ----------------------------------- ----------------------------------- -----------------------------------
              DECEMBER 31, 2011 DECEMBER 31, 2010 DECEMBER 31, 2011 DECEMBER 31, 2010 DECEMBER 31, 2011 DECEMBER 31, 2010
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             (IN MILLIONS)
Commercial...              $ 63              $ 51               $--               $--              $ 63              $  6
Agricultural.               139               145                27                 9               150               166
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total......              $202              $196               $27               $ 9              $213              $172
              ================= ================= ================= ================= ================= =================

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Impaired Mortgage Loans. The unpaid principal balance, recorded investment, valuation allowances and carrying value, net of valuation allowances, for impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at:

                                                IMPAIRED MORTGAGE LOANS
                    --------------------------------------------------------------------------------
                                                                LOANS WITHOUT
                        LOANS WITH A VALUATION ALLOWANCE     A VALUATION ALLOWANCE ALL IMPAIRED LOANS
                    ---------------------------------------- --------------------  ------------------
                     UNPAID                                   UNPAID                UNPAID
                    PRINCIPAL  RECORDED  VALUATION  CARRYING PRINCIPAL   RECORDED  PRINCIPAL CARRYING
                     BALANCE  INVESTMENT ALLOWANCES  VALUE    BALANCE   INVESTMENT  BALANCE   VALUE
                    --------- ---------- ---------- -------- ---------  ---------- --------- --------
                                                     (IN MILLIONS)
DECEMBER 31, 2011:
Commercial.........      $ 73       $ 73        $44     $ 29      $225        $209      $298     $238
Agricultural.......       160        159         45      114        62          60       222      174
                    --------- ---------- ---------- -------- ---------  ---------- --------- --------
  Total............      $233       $232        $89     $143      $287        $269      $520     $412
                    ========= ========== ========== ======== =========  ========== ========= ========
DECEMBER 31, 2010:
Commercial.........      $ 96       $ 96        $13     $ 83      $ 94        $ 82      $190     $165
Agricultural.......       146        146         52       94       107         104       253      198
                    --------- ---------- ---------- -------- ---------  ---------- --------- --------
  Total............      $242       $242        $65     $177      $201        $186      $443     $363
                    ========= ========== ========== ======== =========  ========== ========= ========

   Unpaid principal balance is generally prior to any charge-offs.

   The average investment in impaired mortgage loans, including those modified in a troubled debt restructuring, and the related interest income, by portfolio segment, for the years ended December 31, 2011 and 2010, and for all mortgage loans for the year ended December 31, 2009, was:

                                                 IMPAIRED MORTGAGE LOANS
                                       ---------------------------------------------
                                       AVERAGE INVESTMENT INTEREST INCOME RECOGNIZED
                                       ------------------ --------------------------
                                                          CASH BASIS  ACCRUAL BASIS
                                                          ----------  -------------
                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Commercial............................               $257         $4            $ 1
Agricultural..........................                239          3             --
                                       ------------------ ----------  -------------
 Total................................               $496         $7            $ 1
                                       ================== ==========  =============
FOR THE YEAR ENDED DECEMBER 31, 2010:
Commercial............................               $126         $3            $ 1
Agricultural..........................                259          6              2
                                       ------------------ ----------  -------------
 Total................................               $385         $9            $ 3
                                       ================== ==========  =============
FOR THE YEAR ENDED DECEMBER 31, 2009..               $288         $5            $ 1
                                       ================== ==========  =============

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Mortgage Loans Modified in a Troubled Debt Restructuring. See Note 1 for a discussion of loan modifications that are classified as troubled debt restructuring and the types of concessions typically granted. At December 31, 2011, the number of mortgage loans and carrying value after specific valuation allowance of mortgage loans modified during the period in a troubled debt restructuring were as follows:

                             MORTGAGE LOANS MODIFIED IN A TROUBLED DEBT
                                        RESTRUCTURING
                             ------------------------------------------
                                      DECEMBER 31, 2011
                             ------------------------------------------
                             NUMBER OF
                             MORTGAGE     CARRYING VALUE AFTER SPECIFIC
                               LOANS         VALUATION ALLOWANCE
                             ---------    -----------------------------
                                              PRE-          POST-
                                          MODIFICATION   MODIFICATION
                                          ------------   ------------
                                                (IN MILLIONS)
               Commercial...         4            $125           $ 87
               Agricultural.         9              40             40
                             ---------    ------------   ------------
                Total.......        13            $165           $127
                             =========    ============   ============

   During the previous 12 months, the Company had three agricultural mortgage loans, with a carrying value after specific valuation allowance of $11 million, modified in a troubled debt restructuring with a subsequent payment default at December 31, 2011. During the previous 12 months, there were no commercial mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more.

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

   Real estate investments by type consisted of the following:

                                                                   DECEMBER 31,
                                                     ----------------------------------------
                                                             2011                 2010
                                                     -------------------  -------------------
                                                       CARRYING    % OF     CARRYING    % OF
                                                         VALUE     TOTAL      VALUE     TOTAL
                                                     ------------- -----  ------------- -----
                                                     (IN MILLIONS)        (IN MILLIONS)
Traditional.........................................        $3,634  61.7%        $3,211  55.8%
Real estate joint ventures and funds................         2,060  35.0          2,279  39.6
                                                     ------------- -----  ------------- -----
   Real estate and real estate joint ventures.......         5,694  96.7          5,490  95.4
Foreclosed (commercial and agricultural)............           196   3.3             85   1.5
                                                     ------------- -----  ------------- -----
   Real estate held-for-investment..................         5,890 100.0          5,575  96.9
Real estate held-for-sale...........................             1    --            180   3.1
                                                     ------------- -----  ------------- -----
   Total real estate and real estate joint ventures.        $5,891 100.0%        $5,755 100.0%
                                                     ============= =====  ============= =====

   The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and, to a much lesser extent, joint ventures with interests in single property income-producing real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

   Properties acquired through foreclosure were $156 million, $48 million and $121 million for the years ended December 31, 2011, 2010 and 2009, respectively, and include commercial and agricultural properties. After the Company acquires properties through foreclosure, it evaluates whether the properties are appropriate for retention in its traditional real estate portfolio. Foreclosed real estate held at December 31, 2011 and 2010 includes those properties the Company has not selected for retention in its traditional real estate portfolio and which do not meet the criteria to be classified as held-for-sale.

   The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $1.1 billion and $1.3 billion at December 31, 2011 and 2010, respectively. Related depreciation expense on traditional wholly-owned real estate was $125 million, $134 million and $120 million for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts include depreciation expense related to discontinued operations of $7 million, $16 million and $17 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   There were no impairments recognized on real estate held-for-investment for the year ended December 31, 2011. Impairments recognized on real estate held-for-investment were $27 million and $96 million for the years ended December 31, 2010 and 2009, respectively. Impairments recognized on real estate held-for-sale were $1 million for the year ended December 31, 2010. There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2011 and 2009. The Company's carrying value of real estate held-for-sale has been reduced by impairments recorded prior to 2009 of $1 million at both December 31, 2011 and 2010. The carrying value of non-income producing real estate was $110 million and $94 million at December 31, 2011 and 2010, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

   The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $4.3 billion and $4.5 billion at December 31, 2011 and 2010, respectively. Included within other limited partnership interests were $667 million and $604 million at December 31, 2011 and 2010, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally other limited partnership interests accounted for under the cost method, were $3 million, $2 million and $288 million for the years ended December 31, 2011, 2010 and 2009, respectively.

  COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures, tax credit partnerships and other funds. The portion of these investments accounted for under the equity method had a carrying value of $6.8 billion as of December 31, 2011. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $2.2 billion as of December 31, 2011. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2011, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limited partnership interests exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. The Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   As of, and for the year ended December 31, 2011, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $229.7 billion and $185.6 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of these entities totaled $22.2 billion and $30.6 billion as of December 31, 2011 and 2010, respectively. Aggregate net income (loss) of these entities totaled $8.4 billion, $16.5 billion and $22.0 billion for the years ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income (loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

  OTHER INVESTED ASSETS

   The following table presents the carrying value of the Company's other invested assets by type at:

                                                                            DECEMBER 31,
                                                              ----------------------------------------
                                                                      2011                 2010
                                                              -------------------  -------------------
                                                                CARRYING    % OF     CARRYING    % OF
                                                                  VALUE     TOTAL      VALUE     TOTAL
                                                              ------------- -----  ------------- -----
                                                              (IN MILLIONS)        (IN MILLIONS)
Freestanding derivatives with positive estimated fair values.       $ 6,936  55.5%        $3,311  42.3%
Leveraged leases, net of non-recourse debt...................         1,832  14.7          1,799  23.0
Loans to affiliates..........................................         1,600  12.8          1,415  18.1
Tax credit partnerships......................................         1,409  11.3            835  10.7
Joint venture investments....................................            59   0.5             51   0.7
Funds withheld...............................................            25   0.2             31   0.4
Other........................................................           644   5.0            380   4.8
                                                              ------------- -----  ------------- -----
 Total.......................................................       $12,505 100.0%        $7,822 100.0%
                                                              ============= =====  ============= =====

   See Note 4 for information regarding the freestanding derivatives with positive estimated fair values. See "-- Leveraged Leases" for the composition of leveraged leases. Loans to affiliates, some of which are regulated, are used by the affiliates to assist in meeting their capital requirements. See "-- Related Party Investment Transactions" for information regarding certain loans to affiliates. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method. Joint venture investments are accounted for under the equity method and represent the Company's investment in an insurance underwriting joint venture in China. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Leveraged Leases

   Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                               DECEMBER 31,
                                                             -----------------
                                                               2011     2010
                                                             -------- --------
                                                               (IN MILLIONS)
Rental receivables, net..................................... $  1,761 $  1,783
Estimated residual values...................................    1,110    1,136
                                                             -------- --------
  Subtotal..................................................    2,871    2,919
Unearned income.............................................  (1,039)  (1,120)
                                                             -------- --------
   Investment in leveraged leases........................... $  1,832 $  1,799
                                                             ======== ========

   Rental receivables are generally due in periodic installments. The payment periods range from one to 15 years, but in certain circumstances are as long as 34 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. As of December 31, 2011 and 2010, all rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $1.3 billion and $1.2 billion at December 31, 2011 and 2010, respectively.

   The components of income from investment in leveraged leases, excluding realized gains (losses) were as follows:

                                                                            YEARS ENDED DECEMBER 31,
                                                                            ------------------------
                                                                            2011     2010    2009
                                                                            -----    -----   -----
                                                                              (IN MILLIONS)
Net income from investment in leveraged leases............................. $ 101    $ 102   $  92
Less: Income tax expense on leveraged leases...............................  (35)     (36)    (32)
                                                                            -----    -----   -----
Net investment income after income tax from investment in leveraged leases. $  66    $  66   $  60
                                                                            =====    =====   =====

  CASH EQUIVALENTS

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.2 billion and $3.1 billion at December 31, 2011 and 2010, respectively.

  PURCHASED CREDIT IMPAIRED INVESTMENTS

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

(including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The table below presents the purchased credit impaired fixed maturity securities held at:

                                                         DECEMBER 31,
                                                         -------------
                                                          2011   2010
                                                         ------ ------
                                                         (IN MILLIONS)
         Outstanding principal and interest balance (1). $3,708 $1,163
         Carrying value (2)............................. $2,675 $  913

----------
(1)Represents the contractually required payments which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

   The following table presents information about purchased credit impaired fixed maturity securities acquired during the periods, as of their respective acquisition dates:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2011         2010
                                                            ------       ------
                                                            (IN MILLIONS)
      Contractually required payments (including interest). $4,260       $1,605
      Cash flows expected to be collected (1).............. $3,603       $1,540
      Fair value of investments acquired................... $2,140       $  939

----------
(1)Represents undiscounted principal and interest cash flow expectations at the date of acquisition.

   The following table presents activity for the accretable yield on purchased credit impaired fixed maturity securities for:

                                                            DECEMBER 31,
                                                            -------------
                                                             2011   2010
                                                            ------ ------
                                                            (IN MILLIONS)
       Accretable yield, January 1,........................ $  436 $   --
       Investments purchased...............................  1,463    601
       Accretion recognized in earnings....................   (97)   (62)
       Reclassification (to) from nonaccretable difference.    176  (103)
                                                            ------ ------
       Accretable yield, December 31,...................... $1,978 $  436
                                                            ====== ======

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  VARIABLE INTEREST ENTITIES

   The Company holds investments in certain entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2011 and 2010. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                    DECEMBER 31,
                                        -------------------------------------
                                               2011               2010
                                        ------------------ ------------------
                                        TOTAL     TOTAL    TOTAL     TOTAL
                                        ASSETS LIABILITIES ASSETS LIABILITIES
                                        ------ ----------- ------ -----------
                                                    (IN MILLIONS)
   Other limited partnership interests.   $203        $  1   $194        $ 53
   CSEs (1)............................    146         138    243         226
   Other invested assets...............    102           1    108           1
   Real estate joint ventures..........     16          18     20          17
                                        ------ ----------- ------ -----------
      Total............................   $467        $158   $565        $297
                                        ====== =========== ====== ===========

----------
(1)The Company consolidates former QSPEs that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in the former QSPEs of less than $1 million at estimated fair value at both December 31, 2011 and 2010, respectively. The long-term debt presented below bears interest primarily at variable rates, payable on a bi-annual basis and is expected to be repaid over the next three years. Interest expense related to these obligations, included in other expenses, was $9 million and $15 million for the years ended December 31, 2011 and 2010, respectively. The assets and liabilities of these CSEs, at estimated fair value, were as follows at:

                                                          DECEMBER 31,
                                                          ------------
                                                          2011    2010
                                                          ----    ----
                                                          (IN MILLIONS)
            ASSETS:
             Trading and other securities................ $117    $201
             Cash and cash equivalents...................   21      39
             Accrued investment income...................    1       3
             Premiums, reinsurance and other receivables.    7      --
                                                            ----   ----
               Total assets.............................. $146    $243
                                                            ====   ====
            LIABILITIES:
             Long-term debt.............................. $116    $184
             Other liabilities...........................   22      42
                                                            ----   ----
               Total liabilities......................... $138    $226
                                                            ====   ====

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                             DECEMBER 31,
                                               -----------------------------------------
                                                       2011                 2010
                                               -------------------- --------------------
                                                          MAXIMUM              MAXIMUM
                                               CARRYING  EXPOSURE   CARRYING  EXPOSURE
                                                AMOUNT  TO LOSS (1)  AMOUNT  TO LOSS (1)
                                               -------- ----------- -------- -----------
                                                             (IN MILLIONS)
Fixed maturity securities available-for-sale:
   RMBS (2)...................................  $25,719     $25,719  $30,679     $30,679
   CMBS (2)...................................    9,105       9,105    9,701       9,701
   ABS (2)....................................    6,586       6,586    6,443       6,443
   U.S. corporate securities..................    1,593       1,593    1,283       1,283
   Foreign corporate securities...............      786         786    1,058       1,058
Other limited partnership interests...........    2,537       3,259    2,583       3,281
Other invested assets.........................      745       1,140      514         694
Real estate joint ventures....................       32          49       24          69
                                               -------- ----------- -------- -----------
     Total....................................  $47,103     $48,237  $52,285     $53,208
                                               ======== =========== ======== ===========

----------
(1)The maximum exposure to loss relating to the fixed maturity securities is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by a creditworthy third party. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $264 million and $225 million at December 31, 2011 and 2010, respectively.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 13, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2011, 2010 and 2009.

  RELATED PARTY INVESTMENT TRANSACTIONS

   In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   ----------------------
                                                    2011     2010    2009
                                                   ------   ------ --------
                                                       (IN MILLIONS)
Estimated fair value of invested assets
  transferred to affiliates....................... $  170   $  444 $     --
Amortized cost of invested assets transferred to
  affiliates...................................... $  164   $  431 $     --
Net investment gains (losses) recognized on
  transfers....................................... $    6   $   13 $     --
Estimated fair value of invested assets
  transferred from affiliates..................... $  132   $  582 $  1,019

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has loans outstanding to Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. During 2011, the Company issued loans to Exeter totaling $525 million bringing the total loans outstanding to $1.6 billion and $1.0 billion at December 31, 2011 and 2010, respectively, which are included in other invested assets. The loans issued in 2011 of $150 million and $375 million are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. The loans issued in 2009 are due as follows: $500 million due on June 30, 2014, $250 million due on September 30, 2012 and $250 million due on September 30, 2016, respectively, and these amounts bear interest, payable semi-annually, at 6.44%, 5.33% and 7.44%, respectively. Both the principal and interest payments have been guaranteed by MetLife, Inc. Net investment income from this investment was $74 million, $64 million and $28 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   The Company provides investment administrative services to certain affiliates. Investment administrative service charges to these affiliates, which reduced investment expenses, were $164 million, $107 million and $87 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company also had additional affiliated net investment income of $3 million, $16 million and $16 million for the years ended December 31, 2011, 2010 and 2009, respectively.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

   See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

   See Note 5 for information about the fair value hierarchy for derivatives.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                   DECEMBER 31,
                                              -------------------------------------------------------
                                                         2011                        2010
                                              --------------------------- ---------------------------
                                                         ESTIMATED FAIR              ESTIMATED FAIR
                                                           VALUE (1)                   VALUE (1)
PRIMARY UNDERLYING                            NOTIONAL ------------------ NOTIONAL ------------------
RISK EXPOSURE            INSTRUMENT TYPE       AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
------------------  ------------------------- -------- ------ ----------- -------- ------ -----------
                                                                   (IN MILLIONS)
Interest rate       Interest rate swaps...... $ 36,069 $4,609      $  952 $ 25,614 $1,477      $  870
                    Interest rate floors.....   13,290    789          14   13,290    460           4
                    Interest rate caps.......   38,532     83          --   27,253    145          --
                    Interest rate futures....    2,675      6           2    1,246      7          --
                    Interest rate options....    4,624    326          --    5,680    107          23
                    Interest rate forwards...      845     81          14      445     --          36
                    Synthetic GICs...........    4,454     --          --    4,397     --          --
Foreign currency    Foreign currency swaps...   13,149    867         649   13,558  1,024         901
                    Foreign currency forwards    2,014     81          --    2,050     17          16
Credit              Credit default swaps.....    7,765     90          81    6,792     72          79
                    Credit forwards..........       20      4          --       90      2           3
Equity market       Equity futures...........       --     --          --        7     --          --
                    Equity options...........      135     --          --      176     --          --
                                              -------- ------ ----------- -------- ------ -----------
                     Total..................  $123,572 $6,936      $1,712 $100,598 $3,311      $1,932
                                              ======== ====== =========== ======== ====== ===========

----------
(1)The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2011:

                                                REMAINING LIFE
                           ---------------------------------------------------------
                                                      AFTER FIVE
                                       AFTER ONE YEAR    YEARS
                           ONE YEAR OR  THROUGH FIVE  THROUGH TEN AFTER TEN
                              LESS         YEARS         YEARS      YEARS    TOTAL
                           ----------- -------------- ----------- --------- --------
                                                 (IN MILLIONS)
Interest rate swaps.......     $ 4,799        $18,744     $ 4,622   $ 7,904 $ 36,069
Interest rate floors......          --          8,890       1,400     3,000   13,290
Interest rate caps........       3,250         31,271       4,011        --   38,532
Interest rate futures.....       2,675             --          --        --    2,675
Interest rate options.....          65          4,159         400        --    4,624
Interest rate forwards....         580            265          --        --      845
Synthetic GICs............       4,454             --          --        --    4,454
Foreign currency swaps....         727          5,946       4,738     1,738   13,149
Foreign currency forwards.       1,919             16          20        59    2,014
Credit default swaps......         161          6,970         634        --    7,765
Credit forwards...........          20             --          --        --       20
Equity futures............          --             --          --        --       --
Equity options............         135             --          --        --      135
                           ----------- -------------- ----------- --------- --------
   Total..................     $18,785        $76,261     $15,825   $12,701 $123,572
                           =========== ============== =========== ========= ========

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

   Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

   Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury, agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps in the preceding table. Structured interest rate swaps are not designated as hedging instruments.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. Swaptions are included in interest rate options in the preceding table. The Company utilizes swaptions in non-qualifying hedging relationships.

   The Company writes covered call options on its portfolio of U.S. Treasury securities as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options in the preceding table. The Company utilizes covered call options in non-qualifying hedging relationships.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

   A synthetic GIC is a contract that simulates the performance of a traditional guaranteed interest contract through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium. Synthetic GICs are not designated as hedging instruments.

   Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards and swaps to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, net investment in foreign operations and non-qualifying hedging relationships.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in net investment in foreign operations and non-qualifying hedging relationships.

   Swap spreadlocks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spreadlocks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. The Company utilizes swap spreadlocks in non-qualifying hedging relationships.

   Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. The Company also enters into certain credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps are not designated as hedging instruments.

   The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   Equity index options are used by the Company to hedge certain invested assets against adverse changes in equity indices. In an equity index option transaction, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

   Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Inter-Bank Offered Rate ("LIBOR"), calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

  HEDGING

   The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                    DECEMBER 31,
                                               -----------------------------------------------------------
                                                          2011                          2010
                                               ----------------------------- -----------------------------
                                                        ESTIMATED FAIR VALUE          ESTIMATED FAIR VALUE
                                               NOTIONAL -------------------- NOTIONAL --------------------
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS   AMOUNT  ASSETS  LIABILITIES   AMOUNT  ASSETS  LIABILITIES
---------------------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                    (IN MILLIONS)
     Fair value hedges:
        Foreign currency swaps................  $ 2,622 $  312         $ 79   $ 3,737 $  572         $126
        Interest rate swaps...................    4,259  1,849           86     4,795    811          154
                                               -------- ------  -----------  -------- ------  -----------
            Subtotal..........................    6,881  2,161          165     8,532  1,383          280
                                               -------- ------  -----------  -------- ------  -----------
     Cash flow hedges:
        Foreign currency swaps................    5,135    314          160     4,487    193          212
        Interest rate swaps...................    2,875    852           --     2,602     95           71
        Interest rate forwards................      345     81           --       445     --           36
        Credit forwards.......................       20      4           --        90      2            3
                                               -------- ------  -----------  -------- ------  -----------
            Subtotal..........................    8,375  1,251          160     7,624    290          322
                                               -------- ------  -----------  -------- ------  -----------
           Total qualifying hedges............  $15,256 $3,412         $325   $16,156 $1,673         $602
                                               ======== ======  ===========  ======== ======  ===========

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                                 DECEMBER 31,
                                            -----------------------------------------------------------
                                                       2011                          2010
                                            ----------------------------- -----------------------------
                                                     ESTIMATED FAIR VALUE          ESTIMATED FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT           NOTIONAL -------------------- NOTIONAL --------------------
QUALIFYING AS HEDGING INSTRUMENTS            AMOUNT  ASSETS  LIABILITIES   AMOUNT  ASSETS  LIABILITIES
------------------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                 (IN MILLIONS)
Interest rate swaps........................ $ 28,935 $1,908       $  866   $18,217 $  571       $  645
Interest rate floors.......................   13,290    789           14    13,290    460            4
Interest rate caps.........................   38,532     83           --    27,253    145           --
Interest rate futures......................    2,675      6            2     1,246      7           --
Interest rate options......................    4,624    326           --     5,680    107           23
Interest rate forwards.....................      500     --           14        --     --           --
Synthetic GICs.............................    4,454     --           --     4,397     --           --
Foreign currency swaps.....................    5,392    241          410     5,334    259          563
Foreign currency forwards..................    2,014     81           --     2,050     17           16
Credit default swaps.......................    7,765     90           81     6,792     72           79
Equity futures.............................       --     --           --         7     --           --
Equity options.............................      135     --           --       176     --           --
                                            -------- ------  -----------  -------- ------  -----------
   Total non-designated or non-qualifying
     derivatives........................... $108,316 $3,524       $1,387   $84,442 $1,638       $1,330
                                            ======== ======  ===========  ======== ======  ===========

  NET DERIVATIVE GAINS (LOSSES)

   The components of net derivative gains (losses) were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   ----------------------
                                                    2011     2010    2009
                                                   ------   ------ --------
                                                       (IN MILLIONS)
       Derivatives and hedging gains (losses) (1). $2,040   $  353 $(2,842)
       Embedded derivatives.......................  (462)    (619)  (1,586)
                                                   ------   ------ --------
          Total net derivative gains (losses)..... $1,578   $(266) $(4,428)
                                                   ======   ====== ========

----------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents earned income on derivatives for the:

                                                           YEARS ENDED DECEMBER 31,
                                                           ------------------------
                                                            2011     2010    2009
                                                           -----    -----   -----
                                                             (IN MILLIONS)
    Qualifying hedges:
       Net investment income..............................  $ 96     $ 82   $  51
       Interest credited to policyholder account balances.   173      196     180
    Non-qualifying hedges:
       Net investment income..............................   (8)      (4)     (3)
       Net derivative gains (losses)......................   179       53    (51)
                                                           -----    -----   -----
           Total..........................................  $440     $327   $ 177
                                                           =====    =====   =====

  FAIR VALUE HEDGES

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments;
(ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table represents the amount of such net derivative gains (losses):

                                                               NET DERIVATIVE  NET DERIVATIVE INEFFECTIVENESS
                                                               GAINS (LOSSES)  GAINS (LOSSES)  RECOGNIZED IN
DERIVATIVES IN FAIR VALUE      HEDGED ITEMS IN FAIR VALUE        RECOGNIZED    RECOGNIZED FOR NET DERIVATIVE
HEDGING RELATIONSHIPS            HEDGING RELATIONSHIPS         FOR DERIVATIVES  HEDGED ITEMS  GAINS (LOSSES)
-------------------------  ----------------------------------- --------------- -------------- ---------------
                                                                               (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps:       Fixed maturity securities..........          $ (18)       $     18           $  --
                           PABs (1)...........................           1,019          (994)              25
Foreign currency swaps:    Foreign-denominated fixed maturity
                             securities.......................               1              3               4
                           Foreign-denominated PABs (2).......              28           (55)            (27)
                                                               --------------- -------------- ---------------
   Total...................................................             $1,030       $(1,028)           $   2
                                                               ===============       ========           =====
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps:       Fixed maturity securities..........          $ (13)       $     15           $   2
                           PABs (1)...........................             153          (150)               3
Foreign currency swaps:    Foreign-denominated fixed maturity
                             securities.......................              13           (13)              --
                           Foreign-denominated PABs (2).......              47           (34)              13
                                                               --------------- -------------- ---------------
   Total...................................................             $  200       $  (182)           $  18
                                                               ===============       ========           =====
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:       Fixed maturity securities..........          $   42       $   (35)           $   7
                           PABs (1)...........................           (956)            947             (9)
Foreign currency swaps:    Foreign-denominated fixed maturity
                             securities.......................            (13)             10             (3)
                           Foreign-denominated PABs (2).......             351          (332)              19
                                                               --------------- -------------- ---------------
   Total...................................................             $(576)       $    590           $  14
                                                               ===============       ========           =====

----------
(1)Fixed rate liabilities.

(2)Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate investments to fixed rate investments;
(ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities;
(iv) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (v) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date, within two months of that date, or were no longer probable of occurring. The net amounts reclassified into net derivative gains (losses) for the years ended December 31, 2011,

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

2010 and 2009 related to such discontinued cash flow hedges were gains (losses) of $3 million, $9 million and ($7) million, respectively.

   At December 31, 2011 and 2010, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed nine years and seven years, respectively.

   The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                                                       YEARS ENDED DECEMBER 31,
                                                                                       ------------------------
                                                                                        2011    2010     2009
                                                                                       ------   -----   ------
                                                                                          (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at January 1,.................. $   90   $(92)   $  137
Gains (losses) deferred in other comprehensive income (loss) on the effective portion
  of cash flow hedges.................................................................  1,231     134    (327)
Amounts reclassified to net derivative gains (losses).................................   (30)      46       93
Amounts reclassified to net investment income.........................................      2       3        7
Amounts reclassified to other expenses................................................     --     (1)       --
Amortization of transition adjustment.................................................     --      --      (2)
                                                                                         ------   -----  ------
Accumulated other comprehensive income (loss), balance at December 31,................ $1,293   $  90   $ (92)
                                                                                         ======   =====  ======

   At December 31, 2011, $26 million of deferred net gains (losses) on derivatives in accumulated other comprehensive income (loss) was expected to be reclassified to earnings within the next 12 months.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                                          AMOUNT OF GAINS             AMOUNT AND LOCATION
                                         (LOSSES) DEFERRED             OF GAINS (LOSSES)                AMOUNT AND LOCATION
                                       IN ACCUMULATED OTHER            RECLASSIFIED FROM                 OF GAINS (LOSSES)
DERIVATIVES IN CASH FLOW               COMPREHENSIVE INCOME     ACCUMULATED OTHER COMPREHENSIVE     RECOGNIZED IN INCOME (LOSS)
HEDGING RELATIONSHIPS                  (LOSS) ON DERIVATIVES    INCOME (LOSS) INTO INCOME (LOSS)          ON DERIVATIVES
-------------------------------------- --------------------- -------------------------------------- ---------------------------
                                                                                                     (INEFFECTIVE PORTION AND
                                                                                                       AMOUNT EXCLUDED FROM
                                        (EFFECTIVE PORTION)           (EFFECTIVE PORTION)             EFFECTIVENESS TESTING)
-                                      --------------------- -------------------------------------- ---------------------------
                                                             NET DERIVATIVE NET INVESTMENT  OTHER         NET DERIVATIVE
                                                             GAINS (LOSSES)     INCOME     EXPENSES       GAINS (LOSSES)
                                                             -------------- -------------- -------- ---------------------------
                                                                            (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps...................                $  919         $   --           $  1      $--                        $  1
Foreign currency swaps................                   166              7            (5)       --                           1
Interest rate forwards................                   128             22              2       --                           2
Credit forwards.......................                    18              1             --       --                          --
                                       --------------------- -------------- -------------- -------- ---------------------------
   Total..............................                $1,231         $   30           $(2)      $--                        $  4
                                       ===================== ============== ============== ======== ===========================
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps...................                $   90         $   --           $ --      $ 1                        $  3
Foreign currency swaps................                    74           (56)            (6)       --                          --
Interest rate forwards................                  (35)             10              3       --                         (1)
Credit forwards.......................                     5             --             --       --                          --
                                       --------------------- -------------- -------------- -------- ---------------------------
   Total..............................                $  134         $ (46)           $(3)      $ 1                        $  2
                                       ===================== ============== ============== ======== ===========================
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps...................                $ (47)         $   --           $ --      $--                        $(2)
Foreign currency swaps................                 (409)          (159)            (5)       --                         (1)
Interest rate forwards................                   130             66             --       --                          --
Credit forwards.......................                   (1)             --             --       --                          --
                                       --------------------- -------------- -------------- -------- ---------------------------
   Total..............................                $(327)         $ (93)           $(5)      $--                        $(3)
                                       ===================== ============== ============== ======== ===========================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

   The Company uses foreign exchange contracts, which may include foreign currency swaps, forwards and options, to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on these contracts based upon the change in forward rates. In addition, the Company may also use non-derivative financial instruments to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on non-derivative financial instruments based upon the change in spot rates.

   When net investments in foreign operations are sold or substantially liquidated, the amounts in accumulated other comprehensive income (loss) are reclassified to the consolidated statements of operations, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the effects of derivatives and non-derivative financial instruments in net investment hedging relationships in the consolidated statements of operations and the consolidated statements of equity:

                                                                                             AMOUNT AND LOCATION
                                                                                             OF GAINS (LOSSES)
                                                                                             RECLASSIFIED FROM ACCUMULATED
                                                                                             OTHER COMPREHENSIVE INCOME
                                                                                             (LOSS) INTO INCOME (LOSS)
                                                           AMOUNT OF GAINS (LOSSES)          (EFFECTIVE PORTION)
                                                           DEFERRED IN ACCUMULATED           -----------------------------
                                                           OTHER COMPREHENSIVE INCOME (LOSS)  NET INVESTMENT
                                                           (EFFECTIVE PORTION)                GAINS (LOSSES)
                                                           --------------------------------- -----------------------------
                                                           YEARS ENDED DECEMBER 31,          YEARS ENDED DECEMBER 31,
DERIVATIVES AND NON-DERIVATIVE HEDGING INSTRUMENTS IN NET  --------------------------------- -----------------------------
INVESTMENT HEDGING RELATIONSHIPS (1), (2)                  2011       2010       2009        2011      2010      2009
---------------------------------------------------------  ----       ----       -----       ----      ----     ------
                                                                    (IN MILLIONS)
           Foreign currency forwards......................  $--        $--       $  --        $--       $--     $ (59)
           Foreign currency swaps.........................   --         --        (18)         --        --       (63)
           Non-derivative hedging instruments.............   --         --        (37)         --        --       (11)
                                                           ----       ----       -----       ----      ----     ------
              Total.......................................  $--        $--       $(55)        $--       $--     $(133)
                                                           ====       ====       =====       ====      ====     ======

----------
(1)During the years ended December 31, 2011 and 2010, there were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from accumulated other comprehensive income (loss) into earnings. During the year ended
   December 31, 2009, the Company substantially liquidated, through assumption reinsurance, the portion of its Canadian operations that was being hedged in a net investment hedging relationship. As a result, the Company reclassified losses of $133 million from accumulated other comprehensive income (loss) into earnings. See Note 2.

(2)There was no ineffectiveness recognized for the Company's hedges of net investments in foreign operations. All components of each derivative and non-derivative hedging instrument's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2011 and 2010, there was no cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive income
(loss) related to hedges of net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

   The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures to economically hedge liabilities; (v) swap spreadlocks to economically hedge invested assets against the risk of changes in credit spreads; (vi) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates;
(vii) credit default swaps, TRRs and structured interest rate swaps to synthetically create investments; (viii) basis swaps to better match the cash flows of assets and related liabilities; (ix) credit default swaps held in relation to trading portfolios; (x) swaptions to hedge interest rate risk;
(xi) inflation swaps to reduce risk generated from inflation-indexed liabilities; (xii) covered call options for income generation; (xiii) synthetic GICs; and (xiv) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                    NET          NET
                                                 DERIVATIVE   INVESTMENT
                                               GAINS (LOSSES) INCOME (1)
                                               -------------- ----------
                                                     (IN MILLIONS)
        FOR THE YEAR ENDED DECEMBER 31, 2011:
        Interest rate swaps...................       $  1,073      $  --
        Interest rate floors..................            319         --
        Interest rate caps....................          (185)         --
        Interest rate futures.................            240         --
        Foreign currency swaps................             72         --
        Foreign currency forwards.............             31         --
        Equity options........................             --       (14)
        Interest rate options.................            246         --
        Interest rate forwards................           (14)         --
        Swap spreadlocks......................             --         --
        Credit default swaps..................             13          5
        Total rate of return swaps............             --         --
                                               -------------- ----------
         Total................................       $  1,795      $ (9)
                                               ============== ==========
        FOR THE YEAR ENDED DECEMBER 31, 2010:
        Interest rate swaps...................       $     74      $  --
        Interest rate floors..................             95         --
        Interest rate caps....................          (165)         --
        Interest rate futures.................            108         --
        Foreign currency swaps................            118         --
        Foreign currency forwards.............           (12)         --
        Equity options........................            (2)       (17)
        Interest rate options.................             30         --
        Interest rate forwards................              7         --
        Swap spreadlocks......................             --         --
        Credit default swaps..................             28        (2)
        Total rate of return swaps............             15         --
                                               -------------- ----------
         Total................................       $    296      $(19)
                                               ============== ==========
        FOR THE YEAR ENDED DECEMBER 31, 2009:
        Interest rate swaps...................       $  (880)      $  --
        Interest rate floors..................          (514)         --
        Interest rate caps....................             27         --
        Interest rate futures.................          (155)         --
        Foreign currency swaps................          (584)         --
        Foreign currency forwards.............          (151)         --
        Equity options........................              2        (2)
        Interest rate options.................          (379)         --
        Interest rate forwards................            (7)         --
        Swap spreadlocks......................           (38)         --
        Credit default swaps..................          (195)       (11)
        Total rate of return swaps............             63         --
                                               -------------- ----------
         Total................................       $(2,811)      $(13)
                                               ============== ==========

----------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures, and changes in estimated fair value related to derivatives held in relation to trading portfolios.

                     \METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CREDIT DERIVATIVES

   In connection with synthetically created investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $5.4 billion and $4.2 billion at December 31, 2011 and 2010, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2011, the Company would have paid $29 million to terminate all of these contracts, and at December 31, 2010, the Company would have received
$49 million to terminate all of these contracts.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                              DECEMBER 31,
                                              -----------------------------------------------------------------------------
                                                               2011                                   2010
                                              -------------------------------------- --------------------------------------
                                                            MAXIMUM                                MAXIMUM
                                              ESTIMATED      AMOUNT                  ESTIMATED      AMOUNT
                                              FAIR VALUE   OF FUTURE      WEIGHTED   FAIR VALUE   OF FUTURE      WEIGHTED
                                              OF CREDIT  PAYMENTS UNDER   AVERAGE    OF CREDIT  PAYMENTS UNDER   AVERAGE
RATING AGENCY DESIGNATION OF REFERENCED        DEFAULT   CREDIT DEFAULT   YEARS TO    DEFAULT   CREDIT DEFAULT   YEARS TO
CREDIT OBLIGATIONS (1)                          SWAPS      SWAPS (2)    MATURITY (3)   SWAPS      SWAPS (2)    MATURITY (3)
--------------------------------------------- ---------- -------------- ------------ ---------- -------------- ------------
                                                    (IN MILLIONS)                          (IN MILLIONS)
Aaa/Aa/A
Single name credit default swaps (corporate).      $   3         $  488          3.1        $ 4         $  423          3.9
Credit default swaps referencing indices.....        (1)          2,150          3.0         34          2,247          3.7
                                              ---------- --------------              ---------- --------------
  Subtotal...................................          2          2,638          3.0         38          2,670          3.7
                                              ---------- --------------              ---------- --------------
Baa
Single name credit default swaps (corporate).       (10)            750          3.6          5            730          4.4
Credit default swaps referencing indices.....       (19)          1,959          4.9          6            728          5.0
                                              ---------- --------------              ---------- --------------
  Subtotal...................................       (29)          2,709          4.5         11          1,458          4.7
                                              ---------- --------------              ---------- --------------
Ba
Single name credit default swaps (corporate).         --             25          3.5         --             25          4.4
Credit default swaps referencing indices.....         --             --           --         --             --           --
                                              ---------- --------------              ---------- --------------
  Subtotal...................................         --             25          3.5         --             25          4.4
                                              ---------- --------------              ---------- --------------
B
Single name credit default swaps (corporate).         --             --           --         --             --           --
Credit default swaps referencing indices.....        (2)             25          4.8         --             --           --
                                              ---------- --------------              ---------- --------------
  Subtotal...................................        (2)             25          4.8         --             --           --
                                              ---------- --------------              ---------- --------------
   Total.....................................      $(29)         $5,397          3.8        $49         $4,153          4.1
                                              ========== ==============              ========== ==============

----------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

   The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $5.4 billion and $4.2 billion from the table above were $80 million and $120 million at December 31, 2011 and 2010, respectively.

  CREDIT RISK ON FREESTANDING DERIVATIVES

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

   The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 5 for a description of the impact of credit risk on the valuation of derivative instruments.

   The Company enters into various collateral arrangements which require both the pledging and accepting of collateral in connection with its OTC derivative instruments. At December 31, 2011 and 2010, the Company was obligated to return cash collateral under its control of $4.4 billion and $1.0 billion, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2011 and 2010, the Company had received collateral consisting of various securities with a fair market value of $768 million and $501 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2011, none of the collateral had been sold or repledged.

   The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

   The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                                   ESTIMATED FAIR VALUE OF FAIR VALUE OF INCREMENTAL COLLATERAL
                                                    COLLATERAL PROVIDED:              PROVIDED UPON:
-                                                  ----------------------- ------------------------------------
                                                                                          DOWNGRADE IN THE
                                                                           ONE NOTCH  COMPANY'S CREDIT RATING
                                                                           DOWNGRADE  TO A LEVEL THAT TRIGGERS
                                    ESTIMATED                               IN THE         FULL OVERNIGHT
                                FAIR VALUE (1) OF                          COMPANY'S    COLLATERALIZATION OR
                                DERIVATIVES IN NET FIXED MATURITY           CREDIT          TERMINATION
                                LIABILITY POSITION SECURITIES (2) CASH (3)  RATING   OF THE DERIVATIVE POSITION
-                               ------------------ -------------- -------- --------- --------------------------
                                                                 (IN MILLIONS)
DECEMBER 31, 2011:
Derivatives subject to credit-
  contingent provisions........               $151           $ 94      $--       $25                       $ 64
Derivatives not subject to
  credit-contingent provisions.                 --             --       --        --                         --
                                ------------------ -------------- -------- --------- --------------------------
 Total.........................               $151           $ 94      $--       $25                       $ 64
                                ================== ============== ======== ========= ==========================
DECEMBER 31, 2010:
Derivatives subject to credit-
  contingent provisions........               $243           $120      $--       $35                       $110
Derivatives not subject to
  credit-contingent provisions.                  1             --        1        --                         --
                                ------------------ -------------- -------- --------- --------------------------
 Total.........................               $244           $120      $ 1       $35                       $110
                                ================== ============== ======== ========= ==========================

----------
(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral.

(3)Included in premiums, reinsurance and other receivables in the consolidated balance sheets.

   Without considering the effect of netting agreements, the estimated fair value of the Company's OTC derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2011 was $216 million. At December 31, 2011, the Company provided collateral of $94 million in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2011 would be $122 million. This amount does not consider gross derivative assets of $65 million for which the Company has the contractual right of offset.

   The Company also has exchange-traded futures, which require the pledging of collateral. At both December 31, 2011 and 2010, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2011 and 2010, the Company provided cash collateral for exchange-traded futures of $37 million and $21 million, respectively, which is included in premiums, reinsurance and other receivables.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  EMBEDDED DERIVATIVES

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; funding agreements with equity or bond indexed crediting rates; and options embedded in debt or equity securities.

   The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                DECEMBER 31,
                                                                ------------
                                                                 2011   2010
                                                                ------  -----
                                                                (IN MILLIONS)
   Net embedded derivatives within asset host contracts:
    Ceded guaranteed minimum benefits.......................... $1,163  $ 295
    Options embedded in debt or equity securities..............   (15)   (24)
                                                                ------  -----
      Net embedded derivatives within asset host contracts..... $1,148  $ 271
                                                                ======  =====
   Net embedded derivatives within liability host contracts:
    Direct guaranteed minimum benefits......................... $  307  $(77)
    Funds withheld on ceded reinsurance........................  1,646    754
    Other......................................................     17     11
                                                                ------  -----
      Net embedded derivatives within liability host contracts. $1,970  $ 688
                                                                ======  =====

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                 YEARS ENDED DECEMBER 31,
                                                 ----------------------
                                                  2011     2010    2009
                                                 ------   ------ --------
                                                     (IN MILLIONS)
         Net derivative gains (losses) (1), (2). $(462)   $(619) $(1,586)

----------

(1)The valuation of direct guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were $88 million, ($43) million and ($380) million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($219) million, $82 million and $624 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)See Note 9 for discussion of affiliated net derivative gains (losses) included in the table above.

5.  FAIR VALUE

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

   The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                                   DECEMBER 31, 2011
                                                              -----------------------------------------------------------
                                                               FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                              -------------------------------------------------
                                                               QUOTED PRICES IN
                                                              ACTIVE MARKETS FOR                   SIGNIFICANT    TOTAL
                                                               IDENTICAL ASSETS  SIGNIFICANT OTHER UNOBSERVABLE ESTIMATED
                                                               AND LIABILITIES   OBSERVABLE INPUTS    INPUTS      FAIR
                                                                  (LEVEL 1)          (LEVEL 2)      (LEVEL 3)     VALUE
                                                              ------------------ ----------------- ------------ ---------
                                                                                     (IN MILLIONS)
ASSETS:
Fixed maturity securities:
  U.S. corporate securities..................................            $    --          $ 56,777      $ 4,919  $ 61,696
  Foreign corporate securities...............................                 --            26,888        2,258    29,146
  U.S. Treasury and agency securities........................             11,450            14,369           25    25,844
  RMBS.......................................................                 --            25,028          691    25,719
  CMBS.......................................................                 --             8,886          219     9,105
  ABS........................................................                 --             5,440        1,146     6,586
  State and political subdivision securities.................                 --             6,182           --     6,182
  Foreign government securities..............................                 --             3,609          291     3,900
                                                              ------------------ ----------------- ------------ ---------
   Total fixed maturity securities...........................             11,450           147,179        9,549   168,178
                                                              ------------------ ----------------- ------------ ---------
Equity securities:
  Common stock...............................................                 79               673          104       856
  Non-redeemable preferred stock.............................                 --               129          293       422
                                                              ------------------ ----------------- ------------ ---------
   Total equity securities...................................                 79               802          397     1,278
                                                              ------------------ ----------------- ------------ ---------
Trading and other securities:
  Actively Traded Securities.................................                 --               473           --       473
  FVO general account securities.............................                 --                93           14       107
  FVO securities held by CSEs................................                 --               117           --       117
                                                              ------------------ ----------------- ------------ ---------
   Total trading and other securities........................                 --               683           14       697
                                                              ------------------ ----------------- ------------ ---------
Short-term investments (1)...................................              1,641             4,364          134     6,139
Derivative assets: (2)
  Interest rate contracts....................................                  6             5,807           81     5,894
  Foreign currency contracts.................................                 --               892           56       948
  Credit contracts...........................................                 --                71           23        94
  Equity market contracts....................................                 --                --           --        --
                                                              ------------------ ----------------- ------------ ---------
   Total derivative assets...................................                  6             6,770          160     6,936
                                                              ------------------ ----------------- ------------ ---------
Net embedded derivatives within asset host contracts (3).....                 --                --        1,163     1,163
Separate account assets (4)..................................             22,445            83,151        1,082   106,678
                                                              ------------------ ----------------- ------------ ---------
    Total assets.............................................            $35,621          $242,949      $12,499  $291,069
                                                              ================== ================= ============ =========
LIABILITIES:
Derivative liabilities: (2)
  Interest rate contracts....................................            $     2          $    966      $    14  $    982
  Foreign currency contracts.................................                 --               649           --       649
  Credit contracts...........................................                 --                59           22        81
  Equity market contracts....................................                 --                --           --        --
                                                              ------------------ ----------------- ------------ ---------
   Total derivative liabilities..............................                  2             1,674           36     1,712
                                                              ------------------ ----------------- ------------ ---------
Net embedded derivatives within liability host contracts (3).                 --                17        1,953     1,970
Long-term debt of CSEs.......................................                 --                --          116       116
Trading liabilities (5)......................................                124                 3           --       127
                                                              ------------------ ----------------- ------------ ---------
    Total liabilities........................................            $   126          $  1,694      $ 2,105  $  3,925
                                                              ================== ================= ============ =========

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                                   DECEMBER 31, 2010
                                                              -----------------------------------------------------------
                                                               FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                              -------------------------------------------------
                                                               QUOTED PRICES IN
                                                              ACTIVE MARKETS FOR                   SIGNIFICANT    TOTAL
                                                               IDENTICAL ASSETS  SIGNIFICANT OTHER UNOBSERVABLE ESTIMATED
                                                               AND LIABILITIES   OBSERVABLE INPUTS    INPUTS      FAIR
                                                                  (LEVEL 1)          (LEVEL 2)      (LEVEL 3)     VALUE
                                                              ------------------ ----------------- ------------ ---------
                                                                                     (IN MILLIONS)
ASSETS:
Fixed maturity securities:
  U.S. corporate securities..................................            $    --          $ 48,064      $ 5,063  $ 53,127
  Foreign corporate securities...............................                 --            27,771        2,796    30,567
  U.S. Treasury and agency securities........................              7,728            13,205           44    20,977
  RMBS.......................................................                274            28,420        1,985    30,679
  CMBS.......................................................                 --             9,540          161     9,701
  ABS........................................................                 --             4,929        1,514     6,443
  State and political subdivision securities.................                 --             4,583            1     4,584
  Foreign government securities..............................                 --             3,286          171     3,457
                                                              ------------------ ----------------- ------------ ---------
   Total fixed maturity securities...........................              8,002           139,798       11,735   159,535
                                                              ------------------ ----------------- ------------ ---------
Equity securities:
  Common stock...............................................                176               717           79       972
  Non-redeemable preferred stock.............................                 --               216          633       849
                                                              ------------------ ----------------- ------------ ---------
   Total equity securities...................................                176               933          712     1,821
                                                              ------------------ ----------------- ------------ ---------
Trading and other securities:
  Actively Traded Securities.................................                 --               453           10       463
  FVO general account securities.............................                 --                21           50        71
  FVO securities held by CSEs................................                 --               201           --       201
                                                              ------------------ ----------------- ------------ ---------
   Total trading and other securities........................                 --               675           60       735
                                                              ------------------ ----------------- ------------ ---------
Short-term investments (1)...................................              1,001               845          379     2,225
Derivative assets: (2)
  Interest rate contracts....................................                  7             2,175           14     2,196
  Foreign currency contracts.................................                 --               995           46     1,041
  Credit contracts...........................................                 --                35           39        74
  Equity market contracts....................................                 --                --           --        --
                                                              ------------------ ----------------- ------------ ---------
   Total derivative assets...................................                  7             3,205           99     3,311
                                                              ------------------ ----------------- ------------ ---------
Net embedded derivatives within asset host contracts (3).....                 --                --          295       295
Separate account assets (4)..................................             19,550            76,770        1,509    97,829
                                                              ------------------ ----------------- ------------ ---------
    Total assets.............................................            $28,736          $222,226      $14,789  $265,751
                                                              ================== ================= ============ =========
LIABILITIES:
Derivative liabilities: (2)
  Interest rate contracts....................................            $    --          $    896      $    37  $    933
  Foreign currency contracts.................................                 --               917           --       917
  Credit contracts...........................................                 --                76            6        82
  Equity market contracts....................................                 --                --           --        --
                                                              ------------------ ----------------- ------------ ---------
   Total derivative liabilities..............................                 --             1,889           43     1,932
                                                              ------------------ ----------------- ------------ ---------
Net embedded derivatives within liability host contracts (3).                 --                11          677       688
Long-term debt of CSEs.......................................                 --                --          184       184
Trading liabilities (5)......................................                 46                --           --        46
                                                              ------------------ ----------------- ------------ ---------
    Total liabilities........................................            $    46          $  1,900      $   904  $  2,850
                                                              ================== ================= ============ =========

----------
(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

(3)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented in the consolidated balance sheets within PABs and other liabilities. At December 31, 2011, fixed maturity securities and equity securities also included embedded derivatives of less than $1 million and ($15) million, respectively. At December 31, 2010, fixed maturity securities and equity securities included embedded derivatives of $1 million and ($25) million, respectively.

(4)Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(5)Trading liabilities are presented within other liabilities in the consolidated balance sheets.

   See Note 3 for discussion of CSEs included in the tables above and for certain prior year amounts which have been reclassified to conform with the 2011 presentation.

   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities, Trading and Other Securities and Short-term Investments

   When available, the estimated fair value of the Company's fixed maturity securities, equity securities, trading and other securities and short-term investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

   When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

   The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

   When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

market participants would use when pricing such securities and are considered appropriate given the circumstances.

   The estimated fair value of FVO securities held by CSEs is determined on a basis consistent with the methodologies described herein for fixed maturity securities and equity securities. The Company consolidates certain securitization entities that hold securities that have been accounted for under the FVO and classified within trading and other securities.

   The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Most inputs for OTC derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Embedded Derivatives Within Asset and Liability Host Contracts

   Embedded derivatives principally include certain direct variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees and certain funding agreements with equity or bond indexed crediting rates and those related to ceded funds withheld on reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these guarantees is estimated using the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates.

   The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs.

   The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Fixed Maturity Securities, Equity Securities, Trading and Other Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including an adjustment for nonperformance risk. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within PABs with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Separate Account Assets

   Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Long-term Debt of CSEs

   The Company has elected the FVO for the long-term debt of CSEs. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Trading Liabilities

   Trading liabilities are recorded at estimated fair value with subsequent changes in estimated fair value recognized in net investment income. The estimated fair value of trading liabilities is determined on a basis consistent with the methodologies described in "-- Fixed Maturity Securities, Equity Securities, Trading and Other Securities and Short-term Investments."

   VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

   A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

   The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

   While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect management's own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities and Short-term Investments

   These securities are comprised of U.S. Treasury and agency securities, RMBS principally to-be-announced securities, exchange traded common stock and short-term money market securities, including U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  Derivative Assets and Derivative Liabilities

   These assets and liabilities are comprised of exchange-traded derivatives. Valuation of these assets and liabilities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  Separate Account Assets

   These assets are comprised of (i) securities that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above; and (ii) certain exchange-traded derivatives, including financial futures and owned options. Valuation of these assets is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Trading and Other Securities and Short-term Investments

   This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Trading and other securities and short-term investments within this level are of a similar nature and class to the Level 2 securities described below.

   U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

   Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields,

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

   Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common and non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  Derivative Assets and Derivative Liabilities

   This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

  Interest rate contracts.

   Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and repurchase rates.

   Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

  Foreign currency contracts.

   Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

  Credit contracts.

   Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

  Equity market contracts.

   Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Embedded Derivatives Contained in Certain Funding Agreements

   These derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the spot equity and bond index level.

  Separate Account Assets

   These assets are comprised of investments that are similar in nature to the fixed maturity securities, equity securities, short-term investments and derivative assets referred to above. Also included are certain mutual funds and hedge funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAV provided by the fund managers.

LEVEL 3 MEASUREMENTS:

   In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described in Level 2 Measurements. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

  Fixed Maturity Securities, Equity Securities, Trading and Other Securities and Short-term Investments

   This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Trading and other securities and short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

   Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and RMBS supported by sub-prime mortgage loans included in this level are valued based on inputs including

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

   Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

   Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  Derivative Assets and Derivative Liabilities

   These derivatives are principally valued using an income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

  Interest rate contracts.

    Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

    Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and interest rate volatility.

  Foreign currency contracts.

    Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and cross currency basis curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

  Credit contracts.

    Non-option-based -- Significant unobservable inputs may include credit spreads, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

  Equity market contracts.

    Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

  Direct Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  Reinsurance Ceded on Certain Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those previously described under "Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

  Embedded Derivatives Within Funds Withheld Related to Certain Ceded
  Reinsurance

   These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

   These assets are comprised of investments that are similar in nature to the fixed maturity securities, equity securities and derivative assets referred to above. Separate account assets within this level also include mortgage loans and other limited partnership interests. The estimated fair value of mortgage loans is determined by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

  Long-term Debt of CSEs

   The estimated fair value of the long-term debt of the Company's CSEs are priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived from or corroborated by observable market data.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


TRANSFERS BETWEEN LEVELS 1 AND 2:

   During the years ended December 31, 2011 and 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

   Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the years ended December 31, 2011 and 2010 are summarized below.

   Transfers into Level 3 were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade), which have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value.

   During the year ended December 31, 2011, transfers into Level 3 for fixed maturity securities of $299 million and for separate account assets of $18 million, were principally comprised of certain U.S. and foreign corporate securities. During the year ended December 31, 2010, transfers into Level 3 for fixed maturity securities of $1.3 billion and for separate account assets of $46 million, were principally comprised of certain U.S. and foreign corporate securities.

   Transfers out of Level 3 resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

   During the year ended December 31, 2011, transfers out of Level 3 for fixed maturity securities of $3.1 billion and for separate account assets of $252 million, were principally comprised of certain RMBS, U.S. and foreign corporate securities, and ABS. During the year ended December 31, 2010, transfers out of Level 3 for fixed maturity securities of $1.1 billion and for separate account assets of $231 million, were principally comprised of certain U.S. and foreign corporate securities, RMBS, ABS and foreign government securities.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective time periods:

                                                  FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                               -----------------------------------------------------------------------------
                                                                        FIXED MATURITY SECURITIES:
                                               -----------------------------------------------------------------------------
                                                                        U.S.                           STATE AND
                                                  U.S.     FOREIGN    TREASURY                         POLITICAL   FOREIGN
                                               CORPORATE  CORPORATE  AND AGENCY                       SUBDIVISION GOVERNMENT
                                               SECURITIES SECURITIES SECURITIES   RMBS   CMBS   ABS   SECURITIES  SECURITIES
                                               ---------- ---------- ---------- -------- ----- ------ ----------- ----------
                                                                               (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,...........................     $5,063   $  2,796      $  44 $  1,985 $ 161 $1,514        $  1      $ 171
Total realized/unrealized gains (losses)
 included in:
 Earnings: (1), (2)
   Net investment income......................          4          7         --       10    --      2          --          6
   Net investment gains (losses)..............       (15)         16         --     (10)   (1)   (12)          --         --
   Net derivative gains (losses)..............         --         --         --       --    --     --          --         --
 Other comprehensive income (loss)............        258       (24)          2     (52)    28     42          --         17
Purchases (3).................................        789        915         --       78   106    670          --        118
Sales (3).....................................      (653)    (1,129)        (1)    (127)  (86)  (370)          --       (21)
Issuances (3).................................         --         --         --       --    --     --          --         --
Settlements (3)...............................         --         --         --       --    --     --          --         --
Transfers into Level 3 (4)....................        122        155         --       --    11     11          --         --
Transfers out of Level 3 (4)..................      (649)      (478)       (20)  (1,193)    --  (711)         (1)         --
                                               ---------- ---------- ---------- -------- ----- ------ ----------- ----------
Balance, December 31,.........................     $4,919   $  2,258      $  25 $    691 $ 219 $1,146        $ --      $ 291
                                               ========== ========== ========== ======== ===== ====== =========== ==========
Changes in unrealized gains (losses) relating
 to assets and liabilities still held at
 December 31, 2011 included in earnings:
   Net investment income......................     $    4   $      5      $  -- $     11 $  -- $    2        $ --      $   5
   Net investment gains (losses)..............     $ (27)   $   (22)      $  -- $   (10) $  -- $  (9)        $ --      $  --
   Net derivative gains (losses)..............     $   --   $     --      $  -- $     -- $  -- $   --        $ --      $  --

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                              FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                              -------------------------------------------------------------------------
                                              EQUITY SECURITIES:    TRADING AND OTHER SECURITIES:
                                              --------------------- --------------------------
                                                          NON-                         FVO
                                                       REDEEMABLE    ACTIVELY        GENERAL                    SEPARATE
                                              COMMON   PREFERRED      TRADED         ACCOUNT      SHORT-TERM    ACCOUNT
                                              STOCK      STOCK      SECURITIES      SECURITIES    INVESTMENTS  ASSETS (5)
                                              ------   ----------   ----------      ----------    -----------  ----------
                                                                      (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,..........................  $  79       $  633         $ 10           $  50         $  379      $1,509
Total realized/unrealized gains (losses)
 included in:
 Earnings: (1), (2)
  Net investment income......................     --           --           --             (6)              1          --
  Net investment gains (losses)..............     11         (45)           --              --            (1)         101
  Net derivative gains (losses)..............     --           --           --              --             --          --
 Other comprehensive income (loss)...........     11            1           --              --             --          --
Purchases (3)................................     22            2           --              --            134         188
Sales (3)....................................   (20)        (298)          (8)            (30)          (379)       (482)
Issuances (3)................................     --           --           --              --             --          --
Settlements (3)..............................     --           --           --              --             --          --
Transfers into Level 3 (4)...................      1           --           --              --             --          18
Transfers out of Level 3 (4).................     --           --          (2)              --             --       (252)
                                              ------   ----------   ----------      ----------    -----------  ----------
Balance, December 31,........................  $ 104       $  293         $ --           $  14         $  134      $1,082
                                              ======   ==========   ==========      ==========    ===========  ==========
Changes in unrealized gains (losses)
 relating to assets and liabilities still
 held at December 31, 2011 included in
 earnings:
  Net investment income......................  $  --       $   --         $ --           $ (6)         $    1      $   --
  Net investment gains (losses)..............  $ (6)       $ (16)         $ --           $  --         $  (1)      $   --
  Net derivative gains (losses)..............  $  --       $   --         $ --           $  --         $   --      $   --

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                              FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                              --------------------------------------------------------------------
                                                       NET DERIVATIVES: (6)
                                              ---------------------------------------
                                              INTEREST      FOREIGN             EQUITY         NET
                                                RATE       CURRENCY   CREDIT    MARKET      EMBEDDED      LONG-TERM
                                              CONTRACTS    CONTRACTS CONTRACTS CONTRACTS DERIVATIVES (7) DEBT OF CSES
                                              ---------    --------- --------- --------- --------------- ------------
                                                                         (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,..........................     $(23)          $46     $  33       $--          $(382)       $(184)
Total realized/unrealized gains (losses)
 included in:
 Earnings: (1), (2)
  Net investment income......................        --           --        --        --              --           --
  Net investment gains (losses)..............        --           --        --        --              --          (8)
  Net derivative gains (losses)..............       (7)           10      (33)        --           (458)           --
 Other comprehensive income (loss)...........       130           --        14        --              --           --
Purchases (3)................................        --           --        --        --              --           --
Sales (3)....................................        --           --        --        --              --           --
Issuances (3)................................        --           --       (2)        --              --           --
Settlements (3)..............................      (33)           --      (11)        --              50           76
Transfers into Level 3 (4)...................        --           --        --        --              --           --
Transfers out of Level 3 (4).................        --           --        --        --              --           --
                                              ---------    --------- --------- --------- --------------- ------------
Balance, December 31,........................     $  67          $56     $   1       $--          $(790)       $(116)
                                              =========    ========= ========= ========= =============== ============
Changes in unrealized gains (losses)
 relating to assets and liabilities still
 held at December 31, 2011 included in
 earnings:
  Net investment income......................     $  --          $--     $  --       $--          $   --       $   --
  Net investment gains (losses)..............     $  --          $--     $  --       $--          $   --       $  (8)
  Net derivative gains (losses)..............     $(13)          $10     $(32)       $--          $(454)       $   --

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                              ---------------------------------------------------------------------------
                                                                      FIXED MATURITY SECURITIES:
                                              ---------------------------------------------------------------------------
                                                                       U.S.                         STATE AND
                                                 U.S.     FOREIGN    TREASURY                       POLITICAL   FOREIGN
                                              CORPORATE  CORPORATE  AND AGENCY                     SUBDIVISION GOVERNMENT
                                              SECURITIES SECURITIES SECURITIES  RMBS  CMBS   ABS   SECURITIES  SECURITIES
                                              ---------- ---------- ---------- ------ ----- ------ ----------- ----------
                                                                             (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,..........................     $4,674     $3,456        $-- $2,290 $  87 $  958       $  20     $  249
Total realized/unrealized gains (losses)
 included in:
 Earnings: (1), (2)
  Net investment income......................         17        (1)         --     63     2      5          --          5
  Net investment gains (losses)..............       (10)       (32)         --   (47)   (2)   (33)          --        (1)
  Net derivative gains (losses)..............         --         --         --     --    --     --          --         --
 Other comprehensive income (loss)...........        184        179         --    234    50    113          --         16
Purchases, sales, issuances and settlements
 (3).........................................      (400)      (709)         22  (420)  (21)    581           2         15
Transfers into Level 3 (4)...................        751        351         22     57    45     29          --         --
Transfers out of Level 3 (4).................      (153)      (448)         --  (192)    --  (139)        (21)      (113)
                                              ---------- ---------- ---------- ------ ----- ------ ----------- ----------
Balance, December 31,........................     $5,063     $2,796        $44 $1,985 $ 161 $1,514       $   1     $  171
                                              ========== ========== ========== ====== ===== ====== =========== ==========
Changes in unrealized gains (losses)
 relating to assets and liabilities still
 held at December 31, 2010 included in
 earnings:
  Net investment income......................     $    8     $  (2)        $-- $   62 $   1 $    5       $  --     $    5
  Net investment gains (losses)..............     $ (32)     $ (43)        $-- $ (26) $ (2) $ (23)       $  --     $   --
  Net derivative gains (losses)..............     $   --     $   --        $-- $   -- $  -- $   --       $  --     $   --

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                              FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                              -------------------------------------------------------------------------
                                              EQUITY SECURITIES:    TRADING AND OTHER SECURITIES:
                                              --------------------- --------------------------
                                                          NON-                         FVO
                                                       REDEEMABLE    ACTIVELY        GENERAL                    SEPARATE
                                              COMMON   PREFERRED      TRADED         ACCOUNT      SHORT-TERM    ACCOUNT
                                              STOCK      STOCK      SECURITIES      SECURITIES    INVESTMENTS  ASSETS (5)
                                              ------   ----------   ----------      ----------    -----------  ----------
                                                                      (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,..........................   $ 64       $  793        $  32           $  51           $  8      $1,583
Total realized/unrealized gains (losses)
 included in:
 Earnings: (1), (2)
  Net investment income......................     --           --           --              10              1          --
  Net investment gains (losses)..............    (1)           30           --              --             --         142
  Net derivative gains (losses)..............     --           --           --              --             --          --
 Other comprehensive income (loss)...........     --            2           --              --             --          --
Purchases, sales, issuances and settlements
 (3).........................................     16        (192)         (22)            (30)            370        (31)
Transfers into Level 3 (4)...................      1           --           --              37             --          46
Transfers out of Level 3 (4).................    (1)           --           --            (18)             --       (231)
                                              ------   ----------   ----------      ----------    -----------  ----------
Balance, December 31,........................   $ 79       $  633        $  10           $  50           $379      $1,509
                                              ======   ==========   ==========      ==========    ===========  ==========
Changes in unrealized gains (losses)
 relating to assets and liabilities still
 held at December 31, 2010 included in
 earnings:
  Net investment income......................   $ --       $   --        $  --           $  13           $  1      $   --
  Net investment gains (losses)..............   $(2)       $  (3)        $  --           $  --           $ --      $   --
  Net derivative gains (losses)..............   $ --       $   --        $  --           $  --           $ --      $   --

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                              FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                              ------------------------------------------------------------------------
                                                       NET DERIVATIVES: (6)
                                              ---------------------------------------
                                              INTEREST   FOREIGN             EQUITY         NET
                                                RATE    CURRENCY   CREDIT    MARKET      EMBEDDED        LONG-TERM
                                              CONTRACTS CONTRACTS CONTRACTS CONTRACTS DERIVATIVES (7) DEBT OF CSES (8)
                                              --------- --------- --------- --------- --------------- ----------------
                                                                           (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,..........................     $  --     $  53      $ 37      $  2          $  166           $   --
Total realized/unrealized gains (losses)
 included in:
 Earnings: (1), (2)
  Net investment income......................        --        --        --        --              --               --
  Net investment gains (losses)..............        --        --        --        --              --               48
  Net derivative gains (losses)..............        23        28         2       (2)           (588)               --
 Other comprehensive income (loss)...........      (36)        --         1        --              --               --
Purchases, sales, issuances and settlements
 (3).........................................      (10)      (35)       (7)        --              40            (232)
Transfers into Level 3 (4)...................        --        --        --        --              --               --
Transfers out of Level 3 (4).................        --        --        --        --              --               --
                                              --------- --------- --------- --------- --------------- ----------------
Balance, December 31,........................     $(23)     $  46      $ 33      $ --          $(382)           $(184)
                                              ========= ========= ========= ========= =============== ================
Changes in unrealized gains (losses)
 relating to assets and liabilities still
 held at December 31, 2010 included in
 earnings:
  Net investment income......................     $  --     $  --      $ --      $ --          $   --           $   --
  Net investment gains (losses)..............     $  --     $  --      $ --      $ --          $   --           $   48
  Net derivative gains (losses)..............     $  23     $  21      $  3      $(2)          $(584)           $   --

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                               FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                              --------------------------------------------------------------------------
                                                                      FIXED MATURITY SECURITIES:
                                              --------------------------------------------------------------------------
                                                                       U.S.                        STATE AND
                                                 U.S.     FOREIGN    TREASURY                      POLITICAL   FOREIGN
                                              CORPORATE  CORPORATE  AND AGENCY                    SUBDIVISION GOVERNMENT
                                              SECURITIES SECURITIES SECURITIES  RMBS  CMBS   ABS  SECURITIES  SECURITIES
                                              ---------- ---------- ---------- ------ ----- ----- ----------- ----------
                                                                            (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,..........................   $  5,089     $3,367      $  48 $1,077 $ 138 $ 783       $  76      $ 202
Total realized/unrealized gains (losses)
 included in:
 Earnings: (1), (2)
  Net investment income......................         12        (8)         --     36    --     2          --          3
  Net investment gains (losses)..............      (288)      (202)         --   (22)     6  (44)          --        (1)
  Net derivative gains (losses)..............         --         --         --     --    --    --          --         --
 Other comprehensive income (loss)...........        572      1,156         --    148     4   213           1         18
Purchases, sales, issuances and settlements
 (3).........................................    (1,002)      (614)       (27)  1,104  (38)  (31)        (15)         66
Transfers into and/or out of Level 3 (4).....        291      (243)       (21)   (53)  (23)    35        (42)       (39)
                                              ---------- ---------- ---------- ------ ----- ----- ----------- ----------
Balance, December 31,........................   $  4,674     $3,456      $  -- $2,290 $  87 $ 958       $  20      $ 249
                                              ========== ========== ========== ====== ===== ===== =========== ==========
Changes in unrealized gains (losses)
 relating to assets and liabilities still
 held at December 31, 2009 included in
 earnings:
  Net investment income......................   $     11     $  (7)      $  -- $   36 $  -- $   2       $  --      $   3
  Net investment gains (losses)..............   $  (281)     $(106)      $  -- $ (41) $ (5) $(50)       $  --      $  --
  Net derivative gains (losses)..............   $     --     $   --      $  -- $   -- $  -- $  --       $  --      $  --

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                               FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                         -----------------------------------------------------------------------------------
                                         EQUITY SECURITIES:
                                         -----------------
                                                    NON-                 TRADING
                                                 REDEEMABLE                AND                           NET        SEPARATE
                                         COMMON  PREFERRED  SHORT-TERM    OTHER          NET          EMBEDDED      ACCOUNT
                                         STOCK     STOCK    INVESTMENTS SECURITIES DERIVATIVES (6) DERIVATIVES (7) ASSETS (5)
                                         ------  ---------- ----------- ---------- --------------- --------------- ----------
                                                                            (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,.....................   $ 59      $  918       $  75      $ 116           $(19)        $  1,702     $1,486
Total realized/unrealized gains
 (losses) included in:
 Earnings: (1), (2)
  Net investment income.................     --          --          --         16              --              --         --
  Net investment gains (losses).........    (2)       (251)         (9)         --              --              --      (221)
  Net derivative gains (losses).........     --          --          --         --              35         (1,570)         --
 Other comprehensive income (loss)......    (2)         355          --         --             (1)              --         --
Purchases, sales, issuances, and
 settlements (3)........................      9       (190)        (53)       (49)              79              34        452
Transfers into and/or out of Level 3 (4)     --        (39)         (5)         --             (2)              --      (134)
                                         ------  ---------- ----------- ---------- --------------- --------------- ----------
Balance, December 31,...................   $ 64      $  793       $   8      $  83           $  92        $    166     $1,583
                                         ======  ========== =========== ========== =============== =============== ==========
Changes in unrealized gains (losses)
 relating to assets and liabilities
 still held at December 31, 2009
 included in earnings:
  Net investment income.................   $ --      $   --       $  --      $  15           $  --        $     --     $   --
  Net investment gains (losses).........   $(1)      $(128)       $  --      $  --           $  --        $     --     $   --
  Net derivative gains (losses).........   $ --      $   --       $  --      $  --           $  96        $(1,568)     $   --

----------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to earnings on securities are included within net investment gains (losses). Lapses associated with embedded derivatives are included within net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For the year ended December 31, 2011, fees attributed to net embedded derivatives are included within settlements. For the years ended December 31, 2010 and 2009, fees attributed to net embedded derivatives are included within purchases, sales, issuances and settlements.

(4)Total gains and losses (in earnings and other comprehensive income (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and/or out of Level 3 in the same period are excluded from the rollforward.

(5)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)The long-term debt of the CSEs at January 1, 2010 is reported within the purchases, sales, issuances and settlements caption of the rollforward.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Assets and Liabilities Held by CSEs

   The Company has elected the FVO for the following assets and liabilities held by CSEs: securities and long-term debt. Information on the estimated fair value of the securities classified as trading and other securities is presented in Note 3. The following table presents the long-term debt carried under the FVO related to securities classified as trading and other securities at:

                                                                    DECEMBER 31,
                                                                    -------------
                                                                    2011   2010
                                                                    -----  -----
                                                                    (IN MILLIONS)
 Contractual principal balance..................................... $ 138  $ 214
 Excess of contractual principal balance over estimated fair value.  (22)   (30)
                                                                    -----  -----
  Carrying value at estimated fair value........................... $ 116  $ 184
                                                                    =====  =====

   Interest income on securities classified as trading and other securities held by CSEs is recorded in net investment income. Interest expense on long-term debt of CSEs is recorded in other expenses. Gains and losses from initial measurement, subsequent changes in estimated fair value and gains or losses on sales of long-term debt are recognized in net investment gains (losses). See Note 3.

  NON-RECURRING FAIR VALUE MEASUREMENTS

   Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                                        YEARS ENDED DECEMBER 31,
                                ---------------------------------------------------------------------------------------------
                                               2011                               2010                               2009
                                ---------------------------------- ---------------------------------- -----------------------
                                 CARRYING    ESTIMATED     NET      CARRYING    ESTIMATED     NET      CARRYING    ESTIMATED
                                   VALUE       FAIR     INVESTMENT    VALUE       FAIR     INVESTMENT    VALUE       FAIR
                                 PRIOR TO   VALUE AFTER   GAINS     PRIOR TO   VALUE AFTER   GAINS     PRIOR TO   VALUE AFTER
                                MEASUREMENT MEASUREMENT  (LOSSES)  MEASUREMENT MEASUREMENT  (LOSSES)  MEASUREMENT MEASUREMENT
                                ----------- ----------- ---------- ----------- ----------- ---------- ----------- -----------
                                                                             (IN MILLIONS)
Mortgage loans, net (1)........        $168        $143      $(25)        $176        $160      $(16)        $248        $168
Other limited partnership
 interests (2).................        $ 11        $  8      $ (3)        $  3        $  1      $ (2)        $805        $517
Real estate joint ventures (3).        $ --        $ --      $  --        $  8        $  3      $ (5)        $ 80        $ 43

                                -----------

                                -----------
                                   NET
                                INVESTMENT
                                  GAINS
                                 (LOSSES)
                                ----------

Mortgage loans, net (1)........     $ (80)
Other limited partnership
 interests (2).................     $(288)
Real estate joint ventures (3).     $ (37)

----------
(1)Mortgage loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized and are reported as losses above. Subsequent improvements in estimated fair value on previously impaired loans recorded through a reduction in the previously established valuation allowance are reported as gains above. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value and decreases in previous impairments from subsequent improvements in estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

(2)Other limited partnership interests -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments using certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments were $1 million and $11 million at December 31, 2011 and 2010, respectively.

(3)Real estate joint ventures -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. There were no unfunded commitments for these investments at December 31, 2011. Unfunded commitments for these investments were $3 million at December 31, 2010.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  FAIR VALUE OF FINANCIAL INSTRUMENTS

   Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                          DECEMBER 31,
                                                     -------------------------------------------------------
                                                                2011                        2010
                                                     --------------------------- ---------------------------
                                                                       ESTIMATED                   ESTIMATED
                                                     NOTIONAL CARRYING   FAIR    NOTIONAL CARRYING   FAIR
                                                      AMOUNT   VALUE     VALUE    AMOUNT   VALUE     VALUE
                                                     -------- -------- --------- -------- -------- ---------
                                                                          (IN MILLIONS)
ASSETS:
Mortgage loans, net.................................           $43,880   $46,013           $41,667   $43,278
Policy loans........................................           $ 8,314   $10,279           $ 8,270   $ 9,509
Real estate joint ventures (1)......................           $    59   $    73           $    50   $    58
Other limited partnership interests (1).............           $ 1,207   $ 1,517           $ 1,423   $ 1,491
Short-term investments (2)..........................           $     1   $     1           $   144   $   144
Other invested assets (1)...........................           $ 1,996   $ 2,032           $ 1,494   $ 1,506
Cash and cash equivalents...........................           $ 2,089   $ 2,089           $ 3,485   $ 3,485
Accrued investment income...........................           $ 2,219   $ 2,219           $ 2,183   $ 2,183
Premiums, reinsurance and other receivables (1).....           $18,127   $19,276           $18,268   $18,999
LIABILITIES:
PABs (1)............................................           $65,606   $68,360           $66,249   $68,861
Payables for collateral under securities loaned and
  other transactions................................           $20,280   $20,280           $17,014   $17,014
Short-term debt.....................................           $   101   $   101           $   102   $   102
Long-term debt (1), (3).............................           $ 2,106   $ 2,408           $ 3,399   $ 3,473
Other liabilities (1)...............................           $23,963   $24,637           $24,553   $25,034
Separate account liabilities (1)....................           $45,467   $45,467           $37,791   $37,791
COMMITMENTS: (4)
Mortgage loan commitments...........................   $2,332  $    --   $     3   $2,516  $    --   $  (13)
Commitments to fund bank credit facilities, bridge
  loans and private corporate bond investments......   $  986  $    --   $    38   $1,997  $    --   $    16

----------

(1)Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

(2)Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

(3)Long-term debt as presented in the table above does not include long-term debt of CSEs, which is accounted for under the FVO.

(4)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

   The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, trading and other securities, certain short-term investments, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts, separate account assets, long-term debt of CSEs and trading liabilities. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the table above. The estimated fair value for these financial instruments approximates carrying value.

  Mortgage Loans

   The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

   For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Real Estate Joint Ventures and Other Limited Partnership Interests

   Real estate joint ventures and other limited partnership interests included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate carried at cost less accumulated depreciation, or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

   The estimated fair values for real estate joint ventures and other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Short-term Investments

   Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

  Other Invested Assets

   Other invested assets within the preceding table are principally comprised of loans to affiliates and funds withheld.

   The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities. For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. The estimated fair value for funds withheld was not materially different from the recognized carrying value.

  Cash and Cash Equivalents

   Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

  Accrued Investment Income

   Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

  Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables in the preceding table are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

   Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table. The estimated fair value is determined as the present value of expected future cash flows, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  PABs

   PABs in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the table above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as PABs in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

  Payables for Collateral Under Securities Loaned and Other Transactions

   The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

  Short-term and Long-term Debt

   The estimated fair value for short-term debt approximates carrying value due to the short-term nature of these obligations. The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of the Company or other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: subordinated rights, contractual interest rates in relation to current market rates, the structuring of the arrangement, and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

   The carrying value of long-term debt presented in the table above differs from the amounts presented in the consolidated balance sheets as it does not include capital leases which are not required to be disclosed at estimated fair value.

  Other Liabilities

   Other liabilities included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest and dividends payable, amounts due for securities purchased but not yet settled, funds withheld amounts payable which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements and amounts payable under certain ceded and assumed reinsurance agreements are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For these reinsurance payables, the estimated fair value is

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

  Separate Account Liabilities

   Separate account liabilities included in the preceding table represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

   Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

  Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

   The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities, bridge loans and private corporate bonds that will be held for investment reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


6. DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

   Information regarding DAC and VOBA was as follows:

                                                  DAC    VOBA   TOTAL
                                                -------- ----- --------
                                                     (IN MILLIONS)
         Balance at January 1, 2009............ $ 10,662 $ 209 $ 10,871
          Capitalizations......................      857    --      857
                                                -------- ----- --------
            Subtotal...........................   11,519   209   11,728
                                                -------- ----- --------
          Amortization related to:
            Net investment gains (losses)......      254     1      255
            Other expenses.....................    (648)  (22)    (670)
                                                -------- ----- --------
              Total amortization...............    (394)  (21)    (415)
                                                -------- ----- --------
          Unrealized investment gains (losses).  (1,897)  (52)  (1,949)
                                                -------- ----- --------
         Balance at December 31, 2009..........    9,228   136    9,364
          Capitalizations......................      804    --      804
                                                -------- ----- --------
            Subtotal...........................   10,032   136   10,168
                                                -------- ----- --------
          Amortization related to:
            Net investment gains (losses)......    (127)    --    (127)
            Other expenses.....................    (809)  (14)    (823)
                                                -------- ----- --------
              Total amortization...............    (936)  (14)    (950)
                                                -------- ----- --------
          Unrealized investment gains (losses).  (1,020)   (7)  (1,027)
                                                -------- ----- --------
         Balance at December 31, 2010..........    8,076   115    8,191
          Capitalizations......................      893    --      893
                                                -------- ----- --------
            Subtotal...........................    8,969   115    9,084
                                                -------- ----- --------
          Amortization related to:
            Net investment gains (losses)......     (82)    --     (82)
            Other expenses.....................    (895)  (10)    (905)
                                                -------- ----- --------
              Total amortization...............    (977)  (10)    (987)
                                                -------- ----- --------
          Unrealized investment gains (losses).    (310)   (8)    (318)
                                                -------- ----- --------
         Balance at December 31, 2011.......... $  7,682 $  97 $  7,779
                                                ======== ===== ========

   The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $11 million in 2012, $11 million in 2013, $9 million in 2014, $8 million in 2015 and $4 million in 2016.

   Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding DAC and VOBA by segment was as follows:

                                        DAC        VOBA        TOTAL
                                   ------------- --------- -------------
                                               DECEMBER 31,
                                   -------------------------------------
                                    2011   2010  2011 2010  2011   2010
                                   ------ ------ ---- ---- ------ ------
                                               (IN MILLIONS)
        Insurance Products........ $5,993 $6,143  $80 $ 97 $6,073 $6,240
        Retirement Products.......  1,599  1,866   14   17  1,613  1,883
        Corporate Benefit Funding.     89     66    2   --     91     66
        Corporate & Other.........      1      1    1    1      2      2
                                   ------ ------ ---- ---- ------ ------
         Total.................... $7,682 $8,076  $97 $115 $7,779 $8,191
                                   ====== ====== ==== ==== ====== ======

7. GOODWILL

   Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Information regarding allocated goodwill by segment and reporting unit was as follows:

                                                  DECEMBER 31,
                                                  ------------
                                                  2011    2010
                                                  ----    ----
                                                  (IN MILLIONS)
                     Insurance Products:
                      Group life................. $  3    $  3
                      Individual life............   27      27
                      Non-medical health.........   65      65
                                                  ----    ----
                        Total Insurance Products.   95      95
                     Retirement Products.........   10      10
                     Corporate Benefit Funding...    2       2
                     Corporate & Other...........    4       4
                                                  ----    ----
                          Total.................. $111    $111
                                                  ====    ====

   The Company performed its annual goodwill impairment tests during the third quarter of 2011 based upon data at June 30, 2011 and concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. Such tests are described in more detail in Note 1.

   Management continues to evaluate current market conditions that may affect the estimated fair value of these reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


8. INSURANCE

  INSURANCE LIABILITIES

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, were as follows:

                                FUTURE POLICY   POLICYHOLDER ACCOUNT OTHER POLICY-RELATED
                                  BENEFITS         BALANCES            BALANCES
                              ----------------- -------------------- --------------------
                                               DECEMBER 31,
                              -----------------------------------------------------------
                                2011     2010    2011       2010      2011       2010
                              -------- -------- -------    -------   ------     ------
                                               (IN MILLIONS)
   Insurance Products........ $ 70,734 $ 69,529 $19,452    $19,317   $5,565     $5,322
   Retirement Products.......    7,606    6,681  21,691     21,280       48         44
   Corporate Benefit Funding.   30,632   26,391  47,689     48,296      167        179
   Corporate & Other.........      361      349      24         29       96        104
                              -------- -------- -------    -------   ------     ------
    Total.................... $109,333 $102,950 $88,856    $88,922   $5,876     $5,649
                              ======== ======== =======    =======   ======     ======

   See Note 9 for discussion of affiliated reinsurance liabilities included in the table above.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

   Information regarding VODA and VOCRA, which are reported in other assets, was as follows:

                                                   AMOUNT
                                                -------------
                                                (IN MILLIONS)
                  Balance at January 1, 2009...         $ 427
                  Acquisitions.................            --
                  Amortization.................          (15)
                                                -------------
                  Balance at December 31, 2009.         $ 412
                  Acquisitions.................             7
                  Amortization.................          (19)
                                                -------------
                  Balance at December 31, 2010.         $ 400
                  Acquisitions.................            --
                  Amortization.................          (22)
                                                -------------
                  Balance at December 31, 2011.         $ 378
                                                =============

   The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $25 million in 2012, $27 million in 2013, $30 million in 2014, $30 million in 2015 and $30 million in 2016.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  SALES INDUCEMENTS

   Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                   AMOUNT
                                                -------------
                                                (IN MILLIONS)
                  Balance at January 1, 2009...         $ 144
                  Capitalization...............            51
                  Amortization.................          (22)
                                                -------------
                  Balance at December 31, 2009.           173
                  Capitalization...............            42
                  Amortization.................          (25)
                                                -------------
                  Balance at December 31, 2010.           190
                  Capitalization...............            29
                  Amortization.................          (35)
                                                -------------
                  Balance at December 31, 2011.         $ 184
                                                =============

  SEPARATE ACCOUNTS

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $62.7 billion and $63.8 billion at December 31, 2011 and 2010, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $44.0 billion and $34.0 billion at December 31, 2011 and 2010, respectively. The latter category consisted primarily of funding agreements and participating close-out contracts. The average interest rate credited on these contracts was 3.12% and 3.30% at December 31, 2011 and 2010, respectively.

   For the years ended December 31, 2011, 2010 and 2009, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2011, 2010 and 2009, the Company issued $27.4 billion, $15.0 billion and $14.1 billion, respectively, and repaid $28.2 billion, $12.3 billion and $16.8 billion, respectively, of such funding agreements. At December 31, 2011 and 2010, funding agreements outstanding, which are included in PABs, were $20.1 billion and $20.6 billion, respectively.

   Metropolitan Life Insurance Company and General American Life Insurance Company ("GALIC"), a subsidiary, are members of the Federal Home Loan Bank ("FHLB"). Holdings of FHLB common stock by branch, included in equity securities, were as follows at:

                                                    DECEMBER 31,
                                                    ------------
                                                    2011    2010
                   -                                ----    ----
                                                    (IN MILLIONS)
                   FHLB of New York ("FHLB of NY"). $658    $890
                   FHLB of Des Moines.............. $ 31    $ 10

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows:

                                   LIABILITY          COLLATERAL
                                --------------- -----------------------
                                             DECEMBER 31,
                                ---------------------------------------
                                 2011    2010      2011        2010
                                ------- ------- ----------- -----------
                                             (IN MILLIONS)
        FHLB of NY (1)......... $11,655 $12,555 $13,002 (2) $14,204 (2)
        Farmer Mac (3)......... $ 2,550 $ 2,550 $ 2,927 (4) $ 2,928 (4)
        FHLB of Des Moines (1). $   475 $    -- $   662 (2) $    -- (2)

----------

(1)Represents funding agreements issued to the FHLB in exchange for cash and for which the FHLB has been granted a lien on certain assets, including RMBS, to collateralize obligations under the funding agreements. The Company maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB's recovery on the collateral is limited to the amount of the Company's liability to the FHLB.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the United States ("Farmer Mac").

(4)Secured by a pledge of certain eligible agricultural real estate mortgage loans. The amount of collateral presented is at carrying value.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

   Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            YEARS ENDED DECEMBER 31,
                                           --------------------------
                                             2011     2010     2009
                                           -------- -------- --------
                                                 (IN MILLIONS)
          Balance at January 1,........... $  6,539 $  6,302 $  5,669
           Less: Reinsurance recoverables.      448      354      266
                                           -------- -------- --------
          Net balance at January 1,.......    6,091    5,948    5,403
                                           -------- -------- --------
          Incurred related to:
           Current year...................    3,856    3,733    4,480
           Prior years....................     (79)       13     (14)
                                           -------- -------- --------
             Total incurred...............    3,777    3,746    4,466
                                           -------- -------- --------
          Paid related to:
           Current year...................  (2,282)  (2,244)  (2,664)
           Prior years....................  (1,288)  (1,359)  (1,257)
                                           -------- -------- --------
             Total paid...................  (3,570)  (3,603)  (3,921)
                                           -------- -------- --------
          Net balance at December 31,.....    6,298    6,091    5,948
          Add: Reinsurance recoverables...      324      448      354
                                           -------- -------- --------
          Balance at December 31,......... $  6,622 $  6,539 $  6,302
                                           ======== ======== ========

   During 2011 and 2009, claims and claim adjustment expenses associated with prior years decreased by $79 million and $14 million, respectively, due to improved loss ratios for non-medical health claim liabilities. During 2010, claims and claim adjustment expenses associated with prior years increased by $13 million due to differences between the actual benefits paid and expected benefits owed during those periods.

  GUARANTEES

   The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows:

                                                               DECEMBER 31,
                                         ---------------------------------------------------------
                                                     2011                         2010
                                         ---------------------------- ----------------------------
                                             IN THE          AT           IN THE          AT
                                         EVENT OF DEATH ANNUITIZATION EVENT OF DEATH ANNUITIZATION
                                         -------------- ------------- -------------- -------------
                                                               (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................     $    4,311    $      N/A     $    4,610    $      N/A
Net amount at risk (2)..................     $  126 (3)    $      N/A     $   78 (3)    $      N/A
Average attained age of contractholders.       62 years           N/A       61 years           N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................     $   44,360    $   18,378     $   40,114    $   13,797
Net amount at risk (2)..................     $1,768 (3)    $2,563 (4)     $1,241 (3)    $1,271 (4)
Average attained age of contractholders.       63 years      60 years       63 years      59 years
TWO TIER ANNUITIES
General account value...................            N/A    $      276            N/A    $      280
Net amount at risk (2)..................            N/A    $   49 (5)            N/A    $   49 (5)
Average attained age of contractholders.            N/A      63 years            N/A      62 years

                                                            DECEMBER 31,
                                           ----------------------------------------------
                                                    2011                   2010
                                           ---------------------- -----------------------
                                           SECONDARY    PAID-UP   SECONDARY    PAID-UP
                                           GUARANTEES  GUARANTEES GUARANTEES  GUARANTEES
                                           ----------- ---------- ----------- -----------
                                                           (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate
  account)................................ $     6,535 $    1,206 $     6,194 $     1,250
Net amount at risk (2).................... $88,999 (3) $9,977 (3) $88,425 (3) $10,713 (3)
Average attained age of policyholders.....    51 years   58 years    50 years    57 years

----------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The net amount at risk is based on the direct amount at risk (excluding ceded reinsurance).

(3)The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

(4)The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

(5)The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

                                                       UNIVERSAL AND VARIABLE
                                 ANNUITY CONTRACTS        LIFE CONTRACTS
                              ------------------------ ---------------------
                              GUARANTEED  GUARANTEED
                                DEATH    ANNUITIZATION SECONDARY    PAID-UP
                               BENEFITS    BENEFITS    GUARANTEES  GUARANTEES TOTAL
                              ---------- ------------- ----------  ---------- -----
                                                 (IN MILLIONS)
DIRECT
Balance at January 1, 2009...      $  69          $ 89       $ 27         $13 $ 198
Incurred guaranteed benefits.         21            --         40           8    69
Paid guaranteed benefits.....       (33)            --         --          --  (33)
                              ---------- ------------- ----------  ---------- -----
Balance at December 31, 2009.         57            89         67          21   234
Incurred guaranteed benefits.         10            24        179          28   241
Paid guaranteed benefits.....        (6)            --         --          --   (6)
                              ---------- ------------- ----------  ---------- -----
Balance at December 31, 2010.         61           113        246          49   469
Incurred guaranteed benefits.         30            45         15           9    99
Paid guaranteed benefits.....        (7)            --         --          --   (7)
                              ---------- ------------- ----------  ---------- -----
Balance at December 31, 2011.      $  84          $158       $261         $58 $ 561
                              ========== ============= ==========  ========== =====
CEDED
Balance at January 1, 2009...      $  40          $ 26       $ --         $-- $  66
Incurred guaranteed benefits.         30             2         44           8    84
Paid guaranteed benefits.....       (33)            --         --          --  (33)
                              ---------- ------------- ----------  ---------- -----
Balance at December 31, 2009.         37            28         44           8   117
Incurred guaranteed benefits.         13             8        165          26   212
Paid guaranteed benefits.....        (6)            --         --          --   (6)
                              ---------- ------------- ----------  ---------- -----
Balance at December 31, 2010.         44            36        209          34   323
Incurred guaranteed benefits.         25            16          3           7    51
Paid guaranteed benefits.....        (7)            --         --          --   (7)
                              ---------- ------------- ----------  ---------- -----
Balance at December 31, 2011.      $  62          $ 52       $212         $41 $ 367
                              ========== ============= ==========  ========== =====
NET
Balance at January 1, 2009...      $  29          $ 63       $ 27         $13 $ 132
Incurred guaranteed benefits.        (9)           (2)        (4)          --  (15)
Paid guaranteed benefits.....         --            --         --          --    --
                              ---------- ------------- ----------  ---------- -----
Balance at December 31, 2009.         20            61         23          13   117
Incurred guaranteed benefits.        (3)            16         14           2    29
Paid guaranteed benefits.....         --            --         --          --    --
                              ---------- ------------- ----------  ---------- -----
Balance at December 31, 2010.         17            77         37          15   146
Incurred guaranteed benefits.          5            29         12           2    48
Paid guaranteed benefits.....         --            --         --          --    --
                              ---------- ------------- ----------  ---------- -----
Balance at December 31, 2011.      $  22          $106       $ 49         $17 $ 194
                              ========== ============= ==========  ========== =====

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          DECEMBER 31,
                                         ---------------
                                          2011    2010
                                         ------- -------
                                          (IN MILLIONS)
                        Fund Groupings:
                        Equity.......... $18,240 $19,167
                        Balanced........  14,368  11,640
                        Bond............   4,221   3,875
                        Specialty.......     787     886
                        Money Market....     211     218
                                         ------- -------
                         Total.......... $37,827 $35,786
                                         ======= =======

9. REINSURANCE

   The Company's Insurance Products segment participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

   For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

   The Company's Retirement Products segment reinsures 90% of the new production of fixed annuities from several affiliates. The Company's Retirement Products segment also reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2004 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2004 to affiliated and non-affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

   The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2011 and 2010, were immaterial.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at both December 31, 2011 and 2010.

   At December 31, 2011, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.2 billion, or 78%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.6 billion of which were unsecured. At December 31, 2010, the Company had $5.6 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.6 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.6 billion of which were unsecured.

   The Company has reinsured with an unaffiliated third-party reinsurer, 49.25% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                               --------------------------
                                                                 2011     2010     2009
                                                               -------- -------- --------
                                                                     (IN MILLIONS)
PREMIUMS:
Direct premiums............................................... $ 18,435 $ 18,793 $ 19,285
Reinsurance assumed...........................................    1,240    1,155    1,197
Reinsurance ceded.............................................  (1,387)  (1,429)  (1,853)
                                                               -------- -------- --------
   Net premiums............................................... $ 18,288 $ 18,519 $ 18,629
                                                               ======== ======== ========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Direct universal life and investment-type product policy fees. $  2,686 $  2,627 $  2,565
Reinsurance assumed...........................................       38       13        9
Reinsurance ceded.............................................    (522)    (565)    (507)
                                                               -------- -------- --------
   Net universal life and investment-type product policy fees. $  2,202 $  2,075 $  2,067
                                                               ======== ======== ========
OTHER REVENUES:
Direct other revenues......................................... $    836 $    750 $    779
Reinsurance assumed...........................................      (6)      (5)      (5)
Reinsurance ceded.............................................      978      980      965
                                                               -------- -------- --------
   Net other revenues......................................... $  1,808 $  1,725 $  1,739
                                                               ======== ======== ========
POLICYHOLDER BENEFITS AND CLAIMS:
Direct policyholder benefits and claims....................... $ 21,100 $ 21,246 $ 21,570
Reinsurance assumed...........................................    1,069    1,235    1,045
Reinsurance ceded.............................................  (1,488)  (1,774)  (1,953)
                                                               -------- -------- --------
   Net policyholder benefits and claims....................... $ 20,681 $ 20,707 $ 20,662
                                                               ======== ======== ========
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Direct interest credited to policyholder account balances..... $  2,434 $  2,581 $  2,734
Reinsurance assumed...........................................       32       28       13
Reinsurance ceded.............................................     (94)     (86)     (78)
                                                               -------- -------- --------
   Net interest credited to policyholder account balances..... $  2,372 $  2,523 $  2,669
                                                               ======== ======== ========
POLICYHOLDER DIVIDENDS:
Direct policyholder dividends................................. $  1,386 $  1,475 $  1,643
Reinsurance ceded.............................................     (31)     (32)     (31)
                                                               -------- -------- --------
   Net policyholder dividends................................. $  1,355 $  1,443 $  1,612
                                                               ======== ======== ========
OTHER EXPENSES:
Direct other expenses......................................... $  5,223 $  5,140 $  4,945
Reinsurance assumed...........................................      458      462      427
Reinsurance ceded.............................................      733      657      637
                                                               -------- -------- --------
   Net other expenses......................................... $  6,414 $  6,259 $  6,009
                                                               ======== ======== ========

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                          DECEMBER 31, 2011
                                                                  ---------------------------------
                                                                                            TOTAL
                                                                                           BALANCE
                                                                   DIRECT  ASSUMED  CEDED   SHEET
                                                                  -------- ------- ------- --------
                                                                            (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $  1,383  $  485 $26,113 $ 27,981
Deferred policy acquisition costs and value of business acquired.    7,793     386   (400)    7,779
                                                                  -------- ------- ------- --------
 Total assets.................................................... $  9,176  $  871 $25,713 $ 35,760
                                                                  ======== ======= ======= ========
LIABILITIES:
Future policy benefits........................................... $107,713  $1,620 $    -- $109,333
Policyholder account balances....................................   88,557     299      --   88,856
Other policy-related balances....................................    5,631     294    (49)    5,876
Other liabilities................................................    8,068   7,574  20,972   36,614
                                                                  -------- ------- ------- --------
 Total liabilities............................................... $209,969  $9,787 $20,923 $240,679
                                                                  ======== ======= ======= ========

                                                                          DECEMBER 31, 2010
                                                                  ---------------------------------
                                                                                            TOTAL
                                                                                           BALANCE
                                                                   DIRECT  ASSUMED  CEDED   SHEET
                                                                  -------- ------- ------- --------
                                                                            (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $  1,010  $  476 $25,316 $ 26,802
Deferred policy acquisition costs and value of business acquired.    8,322     342   (473)    8,191
                                                                  -------- ------- ------- --------
 Total assets.................................................... $  9,332  $  818 $24,843 $ 34,993
                                                                  ======== ======= ======= ========
LIABILITIES:
Future policy benefits........................................... $101,227  $1,723 $    -- $102,950
Policyholder account balances....................................   88,602     320      --   88,922
Other policy-related balances....................................    5,448     279    (78)    5,649
Other liabilities................................................    7,515   7,543  20,055   35,113
                                                                  -------- ------- ------- --------
 Total liabilities............................................... $202,792  $9,865 $19,977 $232,634
                                                                  ======== ======= ======= ========

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $17.9 billion and $18.2 billion at December 31, 2011 and 2010, respectively. The deposit liabilities on reinsurance were $7.0 billion and $7.1 billion at December 31, 2011 and 2010, respectively.

  RELATED PARTY REINSURANCE TRANSACTIONS

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including Exeter, First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont and Metropolitan Tower Life Insurance Company, all of which are related parties.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                                2011     2010    2009
                                                               ------   ------  ------
                                                                  (IN MILLIONS)
PREMIUMS:
Reinsurance assumed........................................... $  169   $   88  $   66
Reinsurance ceded.............................................   (51)     (63)    (43)
                                                               ------   ------  ------
   Net premiums............................................... $  118   $   25  $   23
                                                               ======   ======  ======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Reinsurance assumed........................................... $   38   $   13  $    9
Reinsurance ceded.............................................  (170)    (230)   (177)
                                                               ------   ------  ------
   Net universal life and investment-type product policy fees. $(132)   $(217)  $(168)
                                                               ======   ======  ======
OTHER REVENUES:
Reinsurance assumed........................................... $  (7)   $  (5)  $  (4)
Reinsurance ceded (1).........................................    916      908     901
                                                               ------   ------  ------
   Net other revenues......................................... $  909   $  903  $  897
                                                               ======   ======  ======
POLICYHOLDER BENEFITS AND CLAIMS:
Reinsurance assumed........................................... $  175   $  112  $   75
Reinsurance ceded.............................................  (121)    (129)    (91)
                                                               ------   ------  ------
   Net policyholder benefits and claims....................... $   54   $ (17)  $ (16)
                                                               ======   ======  ======
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Reinsurance assumed........................................... $   28   $   26  $   10
Reinsurance ceded.............................................   (94)     (86)    (78)
                                                               ------   ------  ------
   Net interest credited to policyholder account balances..... $ (66)   $ (60)  $ (68)
                                                               ======   ======  ======
POLICYHOLDER DIVIDENDS:
Reinsurance assumed........................................... $   --   $   --  $   --
Reinsurance ceded.............................................   (14)     (16)    (18)
                                                               ------   ------  ------
   Net policyholder dividends................................. $ (14)   $ (16)  $ (18)
                                                               ======   ======  ======
OTHER EXPENSES:
Reinsurance assumed........................................... $  352   $  362  $  331
Reinsurance ceded (1).........................................    914      826     791
                                                               ------   ------  ------
   Net other expenses......................................... $1,266   $1,188  $1,122
                                                               ======   ======  ======

----------

(1)In connection with the cession of a portion of its closed block liabilities on a coinsurance with funds withheld basis to MRC, the Company recognized interest earned of $916 million and $908 million for the years ended December 31, 2011 and 2010, respectively, on the deposit, which is recorded in premiums, reinsurance and other receivables. The Company also recognized in other expenses $906 million, $898 million and $888 million of interest expense associated with the funds withheld for the years ended December 31, 2011, 2010 and 2009, respectively.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                           DECEMBER 31,
                                                                  -------------------------------
                                                                       2011            2010
                                                                  --------------- ---------------
                                                                  ASSUMED  CEDED  ASSUMED  CEDED
                                                                  ------- ------- ------- -------
                                                                           (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables......................  $   44 $20,469  $   14 $19,423
Deferred policy acquisition costs and value of business acquired.     359   (292)     310   (323)
                                                                  ------- ------- ------- -------
 Total assets....................................................  $  403 $20,177  $  324 $19,100
                                                                  ======= ======= ======= =======
LIABILITIES:
Future policy benefits...........................................  $  442 $    --  $  401 $    --
Policyholder account balances....................................     266      --     281      --
Other policy-related balances....................................      59    (49)      49    (78)
Other liabilities................................................   7,114  18,707   7,059  17,844
                                                                  ------- ------- ------- -------
 Total liabilities...............................................  $7,881 $18,658  $7,790 $17,766
                                                                  ======= ======= ======= =======

   MLIC cedes two blocks of business to an affiliate on a 75% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $20 million at December 31, 2011, and decreased the funds withheld balance by $9 million at December 31, 2010. Net derivative gains (losses) associated with the embedded derivative were ($29) million and $9 million for the years ended December 31, 2011 and 2010, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLIC from the affiliated reinsurer during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLIC from the affiliated reinsurer by $12 million and $27 million at December 31, 2011 and 2010, respectively, and is considered unearned revenue, amortized over the life of the contract using the same assumptions as used for the DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $5 million for both the years ended December 31, 2011 and 2010, and is included in premiums and universal life and investment-type product policy fees in the consolidated statements of operations. At December 31, 2011 and 2010, unearned revenue related to the experience refund was $30 million and $22 million, respectively, and is included in other policy-related balances in the consolidated balance sheets.

   The Company cedes risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $1.2 billion and $295 million at December 31, 2011 and 2010, respectively. Net derivative gains (losses) associated with the embedded derivatives were $727 million, ($66) million and ($596) million, for the years ended December 31, 2011, 2010 and 2009, respectively.

   Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement was included within other liabilities and increased the funds withheld balance by $1.5 billion and $697 million at December 31, 2011 and

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

2010, respectively. Net derivative gains (losses) associated with the embedded derivative were ($811) million, ($596) million and ($1.3) billion, for the years ended December 31, 2011, 2010 and 2009, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.5 billion and $1.4 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $15.7 billion and $15.8 billion at December 31, 2011 and 2010, respectively. The deposit liabilities on affiliated reinsurance were $6.9 billion and $7.0 billion at December 31, 2011 and 2010, respectively.

10.CLOSED BLOCK

   On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance (the "Superintendent") approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

   The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

   The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

   Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the closed block liabilities and assets designated to the closed block was as follows:

                                                                                        DECEMBER 31,
                                                                                      ----------------
                                                                                        2011    2010
                                                                                      -------- -------
                                                                                       (IN MILLIONS)
CLOSED BLOCK LIABILITIES
Future policy benefits............................................................... $ 43,169 $43,456
Other policy-related balances........................................................      358     316
Policyholder dividends payable.......................................................      514     579
Policyholder dividend obligation.....................................................    2,919     876
Current income tax payable...........................................................       --     178
Other liabilities....................................................................      613     627
                                                                                      -------- -------
   Total closed block liabilities....................................................   47,573  46,032
                                                                                      -------- -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value...............   30,407  28,768
 Equity securities available-for-sale, at estimated fair value.......................       35     102
 Mortgage loans......................................................................    6,206   6,253
 Policy loans........................................................................    4,657   4,629
 Real estate and real estate joint ventures held-for-investment......................      364     328
 Short-term investments..............................................................       --       1
 Other invested assets...............................................................      857     729
                                                                                      -------- -------
   Total investments.................................................................   42,526  40,810
Cash and cash equivalents............................................................      249     236
Accrued investment income............................................................      509     518
Premiums, reinsurance and other receivables..........................................      109      95
Current income tax recoverable.......................................................       53      --
Deferred income tax assets...........................................................      362     474
                                                                                      -------- -------
   Total assets designated to the closed block.......................................   43,808  42,133
                                                                                      -------- -------
Excess of closed block liabilities over assets designated to the closed block........    3,765   3,899
                                                                                      -------- -------
Amounts included in accumulated other comprehensive income (loss):
 Unrealized investment gains (losses), net of income tax.............................    2,394   1,101
 Unrealized gains (losses) on derivative instruments, net of income tax..............       11      10
 Allocated to policyholder dividend obligation, net of income tax....................  (1,897)   (569)
                                                                                      -------- -------
Total amounts included in accumulated other comprehensive income (loss)..............      508     542
                                                                                      -------- -------
   Maximum future earnings to be recognized from closed block assets and liabilities. $  4,273 $ 4,441
                                                                                      ======== =======

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the closed block policyholder dividend obligation was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                                2011     2010    2009
                                                               ------    ----    ----
                                                                (IN MILLIONS)
Balance at January 1,......................................... $  876    $ --     $--
Change in unrealized investment and derivative gains (losses).  2,043     876      --
                                                               ------    ----    ----
Balance at December 31,....................................... $2,919    $876     $--
                                                               ======    ====    ====

   Information regarding the closed block revenues and expenses was as follows:

                                                                               YEARS ENDED DECEMBER 31,
                                                                               ------------------------
                                                                                2011     2010    2009
                                                                               ------   ------  ------
                                                                                  (IN MILLIONS)
REVENUES
Premiums...................................................................... $2,306   $2,461  $2,708
Net investment income.........................................................  2,233    2,294   2,197
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................   (14)     (32)   (107)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................      3       --      40
 Other net investment gains (losses)..........................................     43       71     327
                                                                               ------   ------  ------
   Total net investment gains (losses)........................................     32       39     260
 Net derivative gains (losses)................................................      8     (27)   (128)
                                                                               ------   ------  ------
   Total revenues.............................................................  4,579    4,767   5,037
                                                                               ------   ------  ------
EXPENSES
Policyholder benefits and claims..............................................  2,991    3,115   3,329
Policyholder dividends........................................................  1,137    1,235   1,394
Other expenses................................................................    193      199     203
                                                                               ------   ------  ------
   Total expenses.............................................................  4,321    4,549   4,926
                                                                               ------   ------  ------
Revenues, net of expenses before provision for income tax expense (benefit)...    258      218     111
Provision for income tax expense (benefit)....................................     90       72      36
                                                                               ------   ------  ------
Revenues, net of expenses and provision for income tax expense (benefit)...... $  168   $  146  $   75
                                                                               ======   ======  ======

   The change in the maximum future earnings of the closed block was as follows:

                                               YEARS ENDED DECEMBER 31,
                                               ------------------------
                                                2011     2010    2009
                                               ------   ------  ------
                                                  (IN MILLIONS)
            Balance at December 31,........... $4,273   $4,441  $4,587
            Less: Closed block adjustment (1).     --       --     144
            Balance at January 1,.............  4,441    4,587   4,518
                                               ------   ------  ------
            Change during year................ $(168)   $(146)  $ (75)
                                                 ======  ======  ======

----------

(1)The closed block adjustment represents an intra-company reallocation of assets which affected the closed block. The adjustment had no impact on the Company's consolidated financial statements.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

11.LONG-TERM AND SHORT-TERM DEBT

   Long-term and short-term debt outstanding was as follows:

                                            INTEREST RATES
                                         --------------------
                                                                        DECEMBER 31,
                                                     WEIGHTED           -------------
                                            RANGE    AVERAGE  MATURITY   2011   2010
                                         ----------- -------- --------- ------ ------
                                                                        (IN MILLIONS)
Surplus notes -- affiliated............. 3.00%-7.38%    5.97% 2014-2037 $1,099 $1,874
Surplus notes........................... 7.63%-7.88%    7.85% 2015-2025    700    699
Capital notes -- affiliated.............    7.13%       7.13% 2032-2033     --    500
Mortgage loans -- affiliated............ 2.24%-7.26%    7.18% 2015-2020    307    199
Other notes with varying interest rates. 3.76%-8.56%    4.45% 2016-2017     --    102
Secured demand note -- affiliated.......    0.50%       0.50%   2011        --     25
Capital lease obligations...............                                    26     27
                                                                        ------ ------
Total long-term debt (1)................                                 2,132  3,426
Total short-term debt...................                                   101    102
                                                                        ------ ------
 Total..................................                                $2,233 $3,528
                                                                        ====== ======

----------

(1)Excludes $116 million and $184 million at December 31, 2011 and 2010, respectively, of long-term debt relating to CSEs. See Note 3.

   The aggregate maturities of long-term debt at December 31, 2011 for the next five years and thereafter are $1 million in 2012, $2 million in 2013, $219 million in 2014, $500 million in 2015, $2 million in 2016 and $1.4 billion thereafter.

   Capital lease obligations, mortgage loans and the secured demand note are collateralized and rank highest in priority, followed by unsecured senior debt which consists of other notes with varying interest rates. Payments of interest and principal on the Company's surplus notes and capital notes are subordinate to all other obligations. Payments of interest and principal on surplus notes may be made only with the prior approval of the insurance department of the state of domicile, whereas such payments on capital notes may or may not require this prior approval.

   Certain of the Company's debt instruments, credit facilities and committed facilities contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all such covenants at December 31, 2011.

  SURPLUS NOTES -- AFFILIATED

   On April 25, 2011, Metropolitan Life Insurance Company repaid in cash a $775 million surplus note issued to MetLife, Inc. in December 2009, with an original maturity of December 31, 2011 and an interest rate of six-month LIBOR plus 1.80%. The early redemption was approved by the Superintendent.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   In December 2010, Metropolitan Life Insurance Company repaid a $300 million surplus note to MetLife, Inc. in cash. The note was issued in December 2009, with an original maturity of 2011 and an interest rate of six-month LIBOR plus 1.80%. The issuance was settled by the transfer of securities from MetLife, Inc. to the Company.

   In November 2010, Metropolitan Life Insurance Company issued a $188 million surplus note to MetLife Mexico, S.A. ("MetLife Mexico"), an affiliate, maturing in 2015 with an interest rate of 3.0%.

   In September 2009, Metropolitan Life Insurance Company issued a $217 million surplus note to MetLife Mexico, maturing in 2014 with an interest rate of 6.46%.

  CAPITAL NOTES -- AFFILIATED

   On December 15, 2011, Metropolitan Life Insurance Company repaid in cash the $400 million and $100 million capital notes issued to MetLife, Inc. in December 2002, each with an interest rate of 7.129% and with original maturities of December 15, 2032 and January 15, 2033, respectively. Although prior approval was not required, the Superintendent was notified of these early repayments.

  MORTGAGE LOANS -- AFFILIATED

   On December 28, 2011, a wholly-owned real estate subsidiary of the Company issued a note for $110 million to MICC. This affiliated mortgage loan is secured by real estate held by the Company for investment. This note bears interest at a rate of one-month LIBOR plus 1.95%, which is payable quarterly through maturity in 2015.

   In December 2009, two wholly-owned real estate subsidiaries of the Company issued notes aggregating $200 million to MICC and its wholly-owned subsidiary, MetLife Investors USA Insurance Company. These affiliated mortgage loans are secured by real estate held by the Company for investment. Of these loans, $60 million bears interest at a rate of 7.01%, which is payable quarterly through maturity in 2020. Additionally, $140 million bears interest at a rate of 7.26%, with principal and interest payable quarterly through maturity in 2020.

  SECURED DEMAND NOTE -- AFFILIATED

   Effective September 2008, the Company entered into a secured demand note collateral agreement with an affiliate pursuant to which the affiliate pledged securities to the Company to collateralize its obligation to lend $25 million to the Company. The secured demand note matured in February 2011.

  SHORT-TERM DEBT

   Short-term debt with original maturities of one year or less consisted entirely of commercial paper. During the years ended December 31, 2011, 2010 and 2009, the weighted average interest rate on short-term debt was 0.16%, 0.21% and 0.35%, respectively. During the years ended December 31, 2011, 2010 and 2009, the average daily balance of short-term debt was $102 million, $311 million and $365 million, respectively, and the average days outstanding was 44 days, 29 days and 23 days, respectively.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  INTEREST EXPENSE

   Interest expense related to the Company's indebtedness included in other expenses was $185 million, $202 million and $166 million for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts include
$125 million, $143 million and $105 million of interest expense related to affiliated debt for the years ended December 31, 2011, 2010 and 2009, respectively.

  CREDIT AND COMMITTED FACILITIES

   The Company maintains unsecured credit facilities and a committed facility, which aggregated $4.0 billion and $500 million, respectively, at December 31, 2011. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

   Credit Facilities. The unsecured credit facilities are used for general corporate purposes, to support the borrowers' commercial paper program and for the issuance of letters of credit. Total fees expensed by the Company associated with these credit facilities were $6 million, $8 million and $6 million for the years ended December 31, 2011, 2010 and 2009, respectively. Information on these credit facilities at December 31, 2011 is as follows:

                                                                             LETTER OF
                                                                              CREDIT               UNUSED
BORROWER(S)                                        EXPIRATION       CAPACITY ISSUANCES DRAWDOWNS COMMITMENTS
--------------------------------------------  --------------------- -------- --------- --------- -----------
                                                                      (IN MILLIONS)
MetLife, Inc. and MetLife Funding, Inc....... October 2013 (1), (2)   $1,000    $  104       $--        $896
MetLife, Inc. and MetLife Funding, Inc.......    August 2016 (1)       3,000     2,980        --          20
                                                                    -------- --------- --------- -----------
  Total......................................                         $4,000    $3,084       $--        $916
                                                                    ======== ========= ========= ===========

----------

(1)In August 2011, the 364-day, $1.0 billion senior unsecured credit agreement entered into in October 2010 by MetLife, Inc. and MetLife Funding, Inc., a subsidiary of Metropolitan Life Insurance Company, was amended and restated to provide a five-year, $3.0 billion senior unsecured credit facility. Concurrently, MetLife, Inc. and MetLife Funding, Inc. elected to reduce the outstanding commitments under the three-year, $3.0 billion senior unsecured credit facility entered into in October 2010 to $1.0 billion with no change to the original maturity of October 2013. The Company incurred costs of $5 million related to the five-year credit facility, which have been capitalized and included in other assets. These costs will be amortized over the amended terms of the facilities. Due to the reduction in total capacity of the three-year facility, the Company subsequently expensed $2 million of the remaining deferred financing costs associated with the October 2010 credit agreement, which are included in other expenses.

(2)All borrowings under the credit agreement must be repaid by October 2013, except that letters of credit outstanding upon termination may remain outstanding until October 2014.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Committed Facility. The committed facility is used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed by the Company associated with this committed facility were $3 million, $4 million and $3 million for the years ended December 31, 2011, 2010 and 2009, respectively. Information on the committed facility at December 31, 2011 is as follows:

                                                            LETTER OF
                                                             CREDIT               UNUSED    MATURITY
ACCOUNT PARTY/BORROWER(S)               EXPIRATION CAPACITY ISSUANCES DRAWDOWNS COMMITMENTS (YEARS)
--------------------------------------- ---------- -------- --------- --------- ----------- --------
                                                               (IN MILLIONS)
Exeter Reassurance Company Ltd.,
  MetLife, Inc. & Missouri Reinsurance
  (Barbados), Inc......................  June 2016     $500  $490 (1)       $--         $10        4

----------
(1)Missouri Reinsurance (Barbados), Inc., a subsidiary of Metropolitan Life Insurance Company, had outstanding $390 million in letters of credit at December 31, 2011.

12.INCOME TAX

   The provision for income tax from continuing operations was as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                        2011    2010    2009
                                                       ------   ----  --------
                                                          (IN MILLIONS)
    Current:
     Federal.......................................... $  552   $305  $    206
     State and local..................................      2      4         3
     Foreign..........................................    116     46       174
                                                       ------   ----  --------
       Subtotal.......................................    670    355       383
                                                       ------   ----  --------
    Deferred:
     Federal..........................................    789    354   (2,226)
     Foreign..........................................     22     69      (53)
                                                       ------   ----  --------
       Subtotal.......................................    811    423   (2,279)
                                                       ------   ----  --------
         Provision for income tax expense (benefit)... $1,481   $778  $(1,896)
                                                       ======   ====  ========

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                    YEARS ENDED DECEMBER 31,
                                                    ----------------------
                                                     2011     2010    2009
                                                    ------   ------ --------
                                                        (IN MILLIONS)
     Tax provision at U.S. statutory rate.......... $1,685   $  891 $(1,554)
     Tax effect of:
      Tax-exempt investment income.................  (102)    (100)    (149)
      State and local income tax...................      3        1       --
      Prior year tax...............................     10       48     (11)
      Tax credits..................................  (119)     (72)     (85)
      Foreign tax rate differential................    (2)      (6)     (89)
      Change in valuation allowance................     --       13       12
      Other, net...................................      6        3     (20)
                                                    ------   ------ --------
        Provision for income tax expense (benefit). $1,481   $  778 $(1,896)
                                                    ======   ====== ========

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        DECEMBER 31,
                                                       ---------------
                                                         2011    2010
                                                       -------- ------
                                                        (IN MILLIONS)
         Deferred income tax assets:
          Policyholder liabilities and receivables.... $  2,558 $2,787
          Net operating loss carryforwards............       26     24
          Employee benefits...........................      840    632
          Capital loss carryforwards..................       11     12
          Tax credit carryforwards....................      249    287
          Litigation-related and government mandated..      200    220
          Other.......................................       94     17
                                                       -------- ------
                                                          3,978  3,979
          Less: Valuation allowance...................       38     38
                                                       -------- ------
                                                          3,940  3,941
                                                       -------- ------
         Deferred income tax liabilities:
          Investments, including derivatives..........    1,754  1,219
          DAC.........................................    2,250  2,235
          Net unrealized investment gains.............    2,540  1,239
          Intangibles.................................      207    189
          Other.......................................       16      9
                                                       -------- ------
                                                          6,767  4,891
                                                       -------- ------
            Net deferred income tax asset (liability). $(2,827) $(950)
                                                       ======== ======

   The following table sets forth the domestic, state, and foreign net operating and capital loss carryforwards for tax purposes at December 31, 2011:

                        NET OPERATING LOSS                    CAPITAL LOSS
                          CARRYFORWARDS                       CARRYFORWARDS
              -------------------------------------- -------------------------------
                 AMOUNT            EXPIRATION           AMOUNT        EXPIRATION
              ------------- ------------------------ ------------- -----------------
              (IN MILLIONS)                          (IN MILLIONS)
Domestic.....           $23 Beginning in 2018                  $-- N/A
State........           $ 4 Beginning in 2012                  $-- N/A
Foreign......           $50 Five years to indefinite           $31 Beginning in 2014

   Tax credit carryforwards of $249 million at December 31, 2011 will expire beginning in 2021.

   The Company has recorded a valuation allowance increase related to tax benefits of $2 million related to certain state and foreign net operating loss carryforwards and a decrease of $2 million related to certain foreign capital loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating and capital loss carryforwards and certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2000. In early 2009, the Company and the IRS completed and substantially settled the audit years of 2000 to 2002. A few issues not settled have been escalated to the next level, IRS Appeals. The IRS exam of the current audit cycle, years 2003 to 2006, began in April 2010.

   The Company's liability for unrecognized tax benefits may decrease in the next 12 months pending the outcome of remaining issues, tax-exempt income and tax credits associated with the 2000 to 2002 IRS audit. A reasonable estimate of the decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                 YEARS ENDED
                                                                                 DECEMBER 31,
                                                                               ----------------
                                                                               2011 2010  2009
                                                                               ---- ----- -----
                                                                                (IN MILLIONS)
Balance at January 1,......................................................... $499 $ 592 $ 593
Additions for tax positions of prior years....................................   26     2    42
Reductions for tax positions of prior years...................................   --  (54)  (30)
Additions for tax positions of current year...................................    1     2    34
Reductions for tax positions of current year..................................  (1)   (1)   (2)
Settlements with tax authorities..............................................   --  (31)  (45)
Lapses of statutes of limitations.............................................   --  (11)    --
                                                                               ---- ----- -----
Balance at December 31,....................................................... $525 $ 499 $ 592
                                                                               ==== ===== =====
Unrecognized tax benefits that, if recognized would impact the effective rate. $459 $ 432 $ 490
                                                                               ==== ===== =====

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest and penalties were as follows:

                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                2011     2010    2009
-                                                                               ----     ----    ----
                                                                                (IN MILLIONS)
Interest and penalties recognized in the consolidated statements of operations.  $27      $27     $38

                                                                                         DECEMBER 31,
                                                                                         ------------
                                                                                         2011    2010
                                                                                         ----    ----
                                                                                         (IN MILLIONS)
Interest and penalties included in other liabilities in the consolidated balance sheets. $203    $176

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2011 and 2010, the Company recognized an income tax benefit of $69 million and $38 million, respectively, related to the separate account DRD. The 2011 benefit included a benefit of $4 million related to a true-up of the 2010 tax return. The 2010 benefit included an expense of $23 million related to a true-up of the 2009 tax return.

13.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

   The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2011. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

  Matters as to Which an Estimate Can Be Made

   For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2011, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be approximately $0 to $175 million.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Matters as to Which an Estimate Cannot Be Made

   For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Asbestos-Related Claims

   Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

   Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs;
(ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions to dismiss. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                        DECEMBER 31,
                                                   ------------------------------
                                                    2011       2010      2009
                                                   -------    -------   -------
                                                   (IN MILLIONS, EXCEPT NUMBER OF
                                                           CLAIMS)
      Asbestos personal injury claims at year end.  66,747     68,513    68,804
      Number of new claims during the year........   4,972      5,670     3,910
      Settlement payments during the year (1)..... $  34.2    $  34.9   $  37.6

----------

(1)Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

   In 2008, Metropolitan Life Insurance Company received approximately 5,063 new claims, ending the year with a total of approximately 74,027 claims, and paid approximately $99 million for settlements reached in 2008 and prior years. In 2007, Metropolitan Life Insurance Company received approximately 7,161 new claims, ending the year with a total of approximately 79,717 claims, and paid approximately $28.2 million for settlements reached in 2007 and prior years. In 2006, Metropolitan Life Insurance Company received approximately 7,870 new claims, ending the year with a total of approximately 87,070 claims, and paid approximately $35.5 million for settlements reached in 2006 and prior years. In 2005, Metropolitan Life Insurance Company received approximately 18,500 new claims, ending the year with a total of approximately 100,250 claims, and paid approximately $74.3 million for settlements reached in 2005 and prior years. In 2004, Metropolitan Life Insurance Company received approximately 23,900 new claims, ending the year with a total of approximately 108,000 claims, and paid approximately $85.5 million for settlements reached in 2004 and prior years. In 2003, Metropolitan Life Insurance Company received approximately 58,750 new claims, ending the year with a total of approximately 111,700 claims, and paid approximately $84.2 million for settlements reached in 2003 and prior years. The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

   The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

   The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. To the extent the Company can estimate reasonably possible losses in excess of amounts

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

accrued, it has been included in the aggregate estimate of reasonably possible loss provided above. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

   The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

   Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. As previously disclosed, in 2002 Metropolitan Life Insurance Company increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1.2 billion. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2011.

  Regulatory Matters

   The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the U.S. Securities and Exchange Commission ("SEC"); federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA") seeking a broad range of information. The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

   United States of America v. EME Homer City Generation, L.P., et al. (W.D.
Pa., filed January 4, 2011).   On January 4, 2011, the U.S. commenced a civil
action in United States District Court for the Western District of Pennsylvania against EME Homer City Generation L.P. ("EME Homer City"), Homer City OL6 LLC, and other defendants regarding the operations of the Homer City Generating Station, an electricity generating facility. Homer City OL6 LLC, an entity owned by Metropolitan Life Insurance Company, is a passive investor with a noncontrolling interest in the electricity generating facility, which is solely operated by the lessee, EME Homer City. The complaint sought injunctive relief and assessment of civil penalties for alleged violations of the federal Clean Air Act and Pennsylvania's State Implementation Plan. The alleged violations were the subject of Notices of Violations ("NOVs") that the Environmental Protection Agency ("EPA") issued to EME Homer City, Homer City OL6 LLC, and others in June 2008 and May 2010. On January 7, 2011, the United States District Court for the Western District of Pennsylvania granted the motion by the Pennsylvania Department of

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Environmental Protection and the State of New York to intervene in the lawsuit as additional plaintiffs. On February 16, 2011, the State of New Jersey filed an Intervenor's Complaint in the lawsuit. On January 7, 2011, two plaintiffs filed a putative class action titled Scott Jackson and Maria Jackson v. EME Homer City Generation L.P., et al. in the United States District Court for the Western District of Pennsylvania on behalf of a putative class of persons who have allegedly incurred damage to their persons and/or property because of the violations alleged in the action brought by the U.S. Homer City OL6 LLC is a defendant in this action. On October 12, 2011, the court issued an order dismissing the U.S.'s lawsuit with prejudice. The Government entities have appealed from the order granting defendants' motion to dismiss. On October 13, 2011, the court also issued an order dismissing the federal claims in the putative class actions with prejudice and dismissing the state law claims in the putative class actions without prejudice to re-file in state court. EME Homer City has acknowledged its obligation to indemnify Homer City OL6 LLC for any claims relating to the NOVs. Due to the acknowledged indemnification obligation, this matter is not included in the aggregate estimate of range of reasonably possible loss. In a February 13, 2012, letter to EME Homer City, Homer City OL6 LLC and others, the Sierra Club indicated its intent to sue for alleged violations of the Clean Air Act and to seek to enjoin the alleged violations, seek unspecified penalties and attorneys' fees, and other relief. Homer City OL6 LLC has served a claim for indemnification on EME Homer City.

   In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County,
Florida.   In July 2010, the EPA advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. The EPA is requesting payment of an amount under $1 million from Metropolitan Life Insurance Company and such third party for past costs and an additional amount for future environmental testing costs at the Chemform Site. The Company estimates that the aggregate cost to resolve this matter will not exceed $1 million.

   Sales Practices Regulatory Matters.   Regulatory authorities in a small
number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company, New England Life Insurance Company ("NELICO"), GALIC, and New England Securities Corporation. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices related investigations or inquiries.

  Unclaimed Property Inquiries and Related Litigation

   More than 30 U.S. jurisdictions are auditing MetLife, Inc. and certain of its affiliates, including Metropolitan Life Insurance Company, for compliance with unclaimed property laws. Additionally, Metropolitan Life Insurance Company and certain of its affiliates have received subpoenas and other regulatory inquiries from certain regulators and other officials relating to claims-payment practices and compliance with unclaimed property laws. An examination of these practices by the Illinois Department of Insurance has been converted into a multistate targeted market conduct exam. On July 5, 2011, the New York Insurance Department issued a letter requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration's Death Master File or a similar database to identify instances where death benefits under life

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. It is possible that other jurisdictions may pursue similar investigations or inquiries, may join the multistate market conduct exam, or issue directives similar to the New York Insurance Department's letter. In the third quarter of 2011, Metropolitan Life Insurance Company incurred a $110 million after tax charge to increase reserves in connection with the Company's use of the U.S. Social Security Administration's Death Master File and similar databases to identify potential life insurance claims that have not yet been presented to the Company. It is possible that the audits, market conduct exam, and related activity may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and changes to the Company's procedures for the identification and escheatment of abandoned property. The Company believes that payments for life insurance claims not yet presented and interest thereon will not be materially different from the reserve charge noted above. To the extent the Company can estimate the reasonably possible amount of potential additional payments, it has been included in the aggregate estimate of reasonably possible loss provided above. It is possible that there will be additional payments or other expenses incurred with respect to changes in procedures, and the Company is not currently able to estimate these additional possible amounts but such costs may be substantial.

   Total Asset Recovery Services, LLC on behalf of the State of Illinois v. MetLife, Inc., et. al. (Cir. Ct. Cook County, IL, filed January 24, 2011). Alleging that MetLife, Inc. and another company have violated the Illinois Uniform Disposition of Unclaimed Property Act by failing to escheat to Illinois benefits of 4,766 life insurance contracts, Total Asset Recovery Services, LLC ("the Relator") has brought an action under the Illinois False Claims Whistleblower Reward and Protection Act seeking to recover damages on behalf of Illinois. Based on the allegations in the complaint, it appears that plaintiff may have improperly named MetLife, Inc. as a defendant instead of Metropolitan Life Insurance Company. The action was sealed by court order until January 18, 2012. The Relator alleges that the aggregate damages, including statutory damages and treble damages, is $1,572,780,000. The Relator does not allocate this claimed damage amount between MetLife, Inc. and the other defendant. The Relator also bases its damage calculation in part on its assumption that the average face amount of the subject policies is $110,000. MetLife, Inc. strongly disputes this assumption, the Relator's alleged damages amounts, and other allegations in the complaint, and intends to defend this action vigorously.

   Total Asset Recovery Services, LLC on behalf of the State of Minnesota v. MetLife, Inc., et. al. (District Court, County of Hennepin, MN, filed
January 31, 2011). Alleging that MetLife, Inc. and another company have violated the Minnesota Uniform Disposition of Unclaimed Property Act by failing to escheat to Minnesota benefits of 584 life insurance contracts, Total Asset Recovery Services, LLC ("the Relator") has brought an action under the Minnesota False Claims Act seeking to recover damages on behalf of Minnesota. Based on the allegations in the complaint, it appears that plaintiff may have improperly named MetLife, Inc. as a defendant instead of Metropolitan Life Insurance Company. The action was sealed by court order until March 22, 2012. The Relator alleges that the aggregate damages, including statutory damages and treble damages, is $227,750,000. The Relator does not allocate this claimed damage amount between MetLife, Inc. and the other defendant. The Relator also bases its damage calculation in part on its assumption that the average face amount of the subject policies is $130,000. MetLife, Inc. strongly disputes this assumption, the Relator's alleged damages amounts, and other allegations in the complaint, and intends to defend this action vigorously.

  Total Control Accounts Litigation

   Metropolitan Life Insurance Company is a defendant in lawsuits related to its use of retained asset accounts, known as Total Control Accounts ("TCA"), as a settlement option for death benefits. The lawsuits include claims of breach of contract, breach of a common law fiduciary duty or a quasi-fiduciary duty such as a confidential or special relationship, or breach of a fiduciary duty under the Employee Retirement Income Security Act of 1974 ("ERISA").

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Clark, et al. v. Metropolitan Life Insurance Company (D. Nev., filed
March 28, 2008).   This putative class action lawsuit alleges breach of
contract and breach of a common law fiduciary and/or quasi-fiduciary duty arising from use of the TCA to pay life insurance policy death benefits. As damages, plaintiffs seek disgorgement of the difference between the interest paid to the account holders and the investment earnings on the assets backing the accounts. In March 2009, the court granted in part and denied in part Metropolitan Life Insurance Company's motion to dismiss, dismissing the fiduciary duty and unjust enrichment claims but allowing a breach of contract claim and a special or confidential relationship claim to go forward. On September 9, 2010, the court granted Metropolitan Life Insurance Company's motion for summary judgment. Plaintiffs appealed this order and on December 7, 2011, the United States Court of Appeals for the Ninth Circuit affirmed the district court's grant of summary judgment to Metropolitan Life Insurance Company, finding no breach of contract because plaintiffs suffered no damages and finding that no special or confidential relationship existed between the parties under Nevada law.

   Faber, et al. v. Metropolitan Life Insurance Company (S.D.N. Y., filed
December 4, 2008).   This putative class action lawsuit alleges that
Metropolitan Life Insurance Company's use of the TCA as the settlement option under group life insurance policies violates Metropolitan Life Insurance Company's fiduciary duties under ERISA. As damages, plaintiffs seek disgorgement of the difference between the interest paid to the account holders and the investment earnings on the assets backing the accounts. On October 23, 2009, the court granted Metropolitan Life Insurance Company's motion to dismiss with prejudice. On August 5, 2011, the United States Court of Appeals for the Second Circuit affirmed the dismissal of the complaint. Plaintiffs' petition for a rehearing or rehearing en banc with the Second Circuit was denied by the Second Circuit on November 1, 2011.

   Keife, et al. v. Metropolitan Life Insurance Company (D. Nev., filed in state court on July 30, 2010 and removed to federal court on September 7,
2010). This putative class action lawsuit raises a breach of contract claim arising from Metropolitan Life Insurance Company's use of the TCA to pay life insurance benefits under the Federal Employees' Group Life Insurance program ("FEGLI"). As damages, plaintiffs seek disgorgement of the difference between the interest paid to the account holders and the investment earnings on the assets backing the accounts. In September 2010, plaintiffs filed a motion for class certification of the breach of contract claim, which the court has denied. On April 28, 2011, the court denied Metropolitan Life Insurance Company's motion to dismiss.

   Simon v. Metropolitan Life Insurance Company (D. Nev., filed November 3,
2011). Similar to Keife v. Metropolitan Life Insurance Company (pending in the same court), in this putative class action the plaintiff alleges that Metropolitan Life Insurance Company improperly paid interest to FEGLI beneficiaries. Specifically, plaintiff alleges that under the terms of the FEGLI policy, Metropolitan Life Insurance Company is required to make "immediate" payment of death benefits in "one sum." Metropolitan Life Insurance Company, plaintiff alleges, breached this duty by instead retaining the death benefits in its general investment account and sending beneficiaries a "book of drafts" known as the "TCA Money Market Option" as the only means by which funds can be accessed. Plaintiff further alleges that Metropolitan Life Insurance Company manipulates interest rates paid to policy beneficiaries. This matter has been consolidated with Keife.

   The Company is unable to estimate the reasonably possible loss or range of loss arising from the TCA matters.

  Other Litigation

   Sun Life Assurance Company of Canada v. Metropolitan Life Ins. Co. (Super.
Ct., Ontario, October 2006).   In 2006, Sun Life Assurance Company of Canada
("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed this lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

individual life insurance policies sold by Metropolitan Life Insurance Company and that have been transferred to Sun Life. Sun Life had asked that the court require Metropolitan Life Insurance Company to indemnify Sun Life for these claims pursuant to indemnity provisions in the sale agreement for the sale of Metropolitan Life Insurance Company's Canadian operations entered into in June of 1998. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties appealed. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto, Kang v. Sun Life Assurance Co. (Super. Ct., Ontario, September 2010), alleging sales practices claims regarding the same individual policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. An amended class action complaint in that case was served on Sun Life, again without naming Metropolitan Life Insurance Company as a party. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Vancouver, Alamwala v. Sun Life Assurance Co. (Sup. Ct., British Columbia, August 2011), alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. The Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

   Merrill Haviland, et al. v. Metropolitan Life Insurance Company (E.D. Mich.,
removed to federal court on July 22, 2011).   This lawsuit was filed by 45
retired General Motors ("GM") employees against Metropolitan Life Insurance Company and includes claims for conversion, unjust enrichment, breach of contract, fraud, intentional infliction of emotional distress, fraudulent insurance acts, and unfair trade practices, based upon GM's 2009 reduction of the employees' life insurance coverage under GM's ERISA-governed plan. The complaint includes a count seeking class action status. Metropolitan Life Insurance Company is the insurer of GM's group life insurance plan and administers claims under the plan. According to the complaint, Metropolitan Life Insurance Company had previously provided plaintiffs with a "written guarantee" that their life insurance benefits under the GM plan would not be reduced for the rest of their lives. Metropolitan Life Insurance Company has removed the case to federal court based upon complete ERISA preemption of the state law claims. Plaintiffs filed an amended complaint recasting the state law claims and asserting ERISA claims. Metropolitan Life Insurance Company has filed a motion to dismiss.

   Sales Practices Claims.   Over the past several years, the Company has faced
numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

   Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                   DECEMBER 31,
                                                                   ------------
                                                                   2011    2010
                                                                   ----    ----
                                                                   (IN MILLIONS)
    Other Assets:
     Premium tax offset for future undiscounted assessments....... $ 63     $42
     Premium tax offsets currently available for paid assessments.   13       7
                                                                   ----    ----
                                                                   $ 76     $49
                                                                   ====    ====
    Other Liabilities:
     Insolvency assessments....................................... $113     $63
                                                                   ====    ====

   On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $21 million, after tax, related to ELNY.

COMMITMENTS

  LEASES

   In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants are contingent upon the level of the tenants' revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, information technology and other equipment. Future

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements are as follows:

                                                   GROSS
                                  RENTAL SUBLEASE  RENTAL
                                  INCOME  INCOME  PAYMENTS
                                  ------ -------- --------
                                       (IN MILLIONS)
                      2012.......   $305      $14     $181
                      2013.......   $296      $16     $172
                      2014.......   $270      $12     $132
                      2015.......   $224      $12     $124
                      2016.......   $169      $12     $110
                      Thereafter.   $681      $74     $840

   MetLife, Inc. previously moved certain of its operations in New York from Long Island City, Queens to Manhattan. Market conditions, which precluded MetLife, Inc.'s immediate and complete sublet of all unused space following this movement of operations, resulted in a lease impairment charge of $52 million during 2009, which is included in other expenses within Corporate & Other. The impairment charge was determined based upon the present value of the gross rental payments less sublease income discounted at a risk-adjusted rate over the remaining lease terms which range from 15-20 years. The Company has made assumptions with respect to the timing and amount of future sublease income in the determination of this impairment charge. See Note 16 for discussion of $28 million of such charges related to restructuring. Additional impairment charges could be incurred should market conditions change.

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $2.5 billion and $2.4 billion at December 31, 2011 and 2010, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $2.3 billion and $2.5 billion at December 31, 2011 and 2010, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES, BRIDGE LOANS AND PRIVATE CORPORATE BOND INVESTMENTS

   The Company commits to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $986 million and $2.0 billion at December 31, 2011 and 2010, respectively.

GUARANTEES

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.1 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   During the year ended December 31, 2011, the Company recorded $1 million of additional liabilities for indemnities, guarantees and commitments. The Company's recorded liabilities were $4 million and $3 million at December 31, 2011 and 2010, respectively, for indemnities, guarantees and commitments.

14.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

   The Company sponsors and administers various U.S. qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2011, the majority of active participants were accruing benefits under the cash balance formula; however, approximately 90% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated a proportionate share of net expense related to the plans as well as contributions made to the plans. The Company's proportionate share of net pension expense related to its sponsored pension plans was $316 million, $309 million and $355 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans. The Company's proportionate share of net other postretirement expense related to its sponsored other postretirement plans was ($22) million, less than $1 million and $70 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                                       OTHER
                                                                       PENSION     POSTRETIREMENT
                                                                    BENEFITS (1)     BENEFITS
                                                                   --------------- -------------
                                                                           DECEMBER 31,
                                                                   -----------------------------
                                                                     2011    2010   2011    2010
                                                                   -------- ------ ------  ------
                                                                           (IN MILLIONS)
Change in benefit obligations:
Benefit obligations at January 1,................................. $  6,690 $6,287 $1,819  $1,829
 Service costs....................................................      165    150     16      17
 Interest costs...................................................      384    375    107     111
 Plan participants' contributions.................................       --     --     28      33
 Net actuarial (gains) losses.....................................      897    277    269      68
 Curtailments.....................................................       --      6     --      --
 Plan amendments, change in benefits, and other (2)...............      128     --     --    (81)
 Net transfer in (out) of controlled group........................     (12)     --     --    (17)
 Prescription drug subsidy........................................       --     --     --      12
 Benefits paid....................................................    (385)  (405)  (133)   (153)
                                                                   -------- ------ ------  ------
Benefit obligations at December 31,...............................    7,867  6,690  2,106   1,819
                                                                   -------- ------ ------  ------
Change in plan assets:
Fair value of plan assets at January 1,...........................    5,976  5,419  1,184   1,118
 Actual return on plan assets.....................................      787    673     81      98
 Plan amendments, change in benefits, and other (2)...............      110     --     --      --
 Plan participants' contributions.................................       --     --     28      33
 Employer contributions...........................................      223    289     80      87
 Net transfer in (out) of controlled group........................     (12)     --     --    (12)
 Benefits paid....................................................    (385)  (405)  (133)   (140)
                                                                   -------- ------ ------  ------
Fair value of plan assets at December 31,.........................    6,699  5,976  1,240   1,184
                                                                   -------- ------ ------  ------
 Over (under) funded status at December 31,....................... $(1,168) $(714) $(866)  $(635)
                                                                   ======== ====== ======  ======
Amounts recognized in the consolidated balance sheets consist of:
 Other assets..................................................... $     -- $  107 $   --  $   --
 Other liabilities................................................  (1,168)  (821)  (866)   (635)
                                                                   -------- ------ ------  ------
   Net amount recognized.......................................... $(1,168) $(714) $(866)  $(635)
                                                                   ======== ====== ======  ======
Accumulated other comprehensive (income) loss:
 Net actuarial losses............................................. $  2,403 $2,058 $  621  $  399
 Prior service costs (credit).....................................       29     16  (179)   (287)
                                                                   -------- ------ ------  ------
   Accumulated other comprehensive (income) loss, before income tax.......................................................... $  2,432 $2,074 $  442  $  112
                                                                   ======== ====== ======  ======

----------

(1)Includes non-qualified unfunded plans, for which the aggregate projected benefit obligation was $997 million and $821 million at December 31, 2011 and 2010, respectively.

(2)During 2011, the Company became the sole sponsor of a certain qualified defined pension plan. Accordingly, the Company transitioned its accounting for that plan from a multiemployer to a single employer plan as of December 31, 2011.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The accumulated benefit obligations for all defined benefit pension plans were $7.4 billion and $6.4 billion at December 31, 2011 and 2010, respectively.

   The aggregate pension accumulated benefit obligation and aggregate fair value of plan assets for pension benefit plans with accumulated benefit obligations in excess of plan assets was as follows:

                                                   DECEMBER 31,
                                                   -------------
                                                    2011   2010
                                                   ------  ----
                                                   (IN MILLIONS)
                  Projected benefit obligations... $1,129  $821
                  Accumulated benefit obligations. $1,011  $748
                  Fair value of plan assets....... $  110  $ --

   Information for pension and other postretirement benefit plans with a projected benefit obligation in excess of plan assets were as follows:

                                                           OTHER
                                             PENSION   POSTRETIREMENT
                                            BENEFITS     BENEFITS
                                           ----------- -------------
                                                 DECEMBER 31,
                                           -------------------------
                                            2011  2010  2011    2010
                                           ------ ---- ------  ------
                                                 (IN MILLIONS)
            Projected benefit obligations. $7,867 $821 $2,106  $1,819
            Fair value of plan assets..... $6,699 $ -- $1,240  $1,184

   Net periodic pension costs and net periodic other postretirement benefit plan costs are comprised of the following:

    i) Service Costs -- Service costs are the increase in the projected (expected) pension benefit obligation resulting from benefits payable to employees of the Company on service rendered during the current year.

    ii)Interest Costs -- Interest costs are the time value adjustment on the projected (expected) pension benefit obligation at the end of each year.

   iii)Settlement and Curtailment Costs -- The aggregate amount of net gains (losses) recognized in net periodic benefit costs due to settlements and curtailments. Settlements result from actions that relieve/eliminate the plan's responsibility for benefit obligations or risks associated with the obligations or assets used for the settlement. Curtailments result from an event that significantly reduces/eliminates plan participants' expected years of future services or benefit accruals.

    iv)Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated pension and other postretirement fund assets in a particular year.

    v) Amortization of Net Actuarial (Gains) Losses -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension and other postretirement plan assets or projected (expected) pension benefit obligation during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension and other postretirement benefit costs over the expected service years of the employees.

    vi)Amortization of Prior Service Costs (Credit) -- These costs relate to the recognition of increases or decreases in pension and other postretirement benefit obligation due to amendments in plans or

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       initiation of new plans. These increases or decreases in obligation are recognized in accumulated other comprehensive income (loss) at the time of the amendment. These costs are then amortized to pension and other postretirement benefit costs over the expected service years of the employees affected by the change.

   The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

                                                                                        OTHER
                                                                  PENSION          POSTRETIREMENT
                                                                  BENEFITS            BENEFITS
                                                            -------------------- -------------------
                                                                    YEARS ENDED DECEMBER 31,
                                                            ----------------------------------------
                                                             2011   2010   2009   2011  2010   2009
                                                            ------ ------ ------ ------ ----- ------
                                                                         (IN MILLIONS)
Net Periodic Benefit Costs:
 Service costs............................................. $  165 $  150 $  147 $   16 $  17 $   22
 Interest costs............................................    384    375    374    107   111    123
 Settlement and curtailment costs..........................     --      8     18     --    --     --
 Expected return on plan assets............................  (423)  (422)  (414)   (76)  (79)   (74)
 Amortization of net actuarial (gains) losses..............    189    192    223     42    38     43
 Amortization of prior service costs (credit)..............      3      6      8  (108)  (83)   (36)
                                                            ------ ------ ------ ------ ----- ------
     Total net periodic benefit costs (credit).............    318    309    356   (19)     4     78
                                                            ------ ------ ------ ------ ----- ------
Other Changes in Plan Assets and Benefit Obligations
 Recognized in Other Comprehensive Income (Loss):
 Net actuarial (gains) losses..............................    532     24    251    264    49    284
 Prior service costs (credit)..............................     18     --   (12)     --  (81)  (167)
 Amortization of net actuarial gains (losses)..............  (189)  (192)  (223)   (42)  (38)   (43)
 Amortization of prior service (costs) credit..............    (3)    (6)    (8)    108    83     36
                                                            ------ ------ ------ ------ ----- ------
   Total recognized in other comprehensive income
     (loss)................................................    358  (174)      8    330    13    110
                                                            ------ ------ ------ ------ ----- ------
     Total recognized in net periodic benefit costs and
       other comprehensive income (loss)................... $  676 $  135 $  364 $  311 $  17 $  188
                                                            ====== ====== ====== ====== ===== ======

   For the year ended December 31, 2011, included within other comprehensive income (loss) were other changes in plan assets and benefit obligations associated with pension benefits of $358 million and other postretirement benefits of $330 million for an aggregate reduction in other comprehensive income (loss) of $688 million before income tax and $439 million, net of income tax.

   The estimated net actuarial (gains) losses and prior service costs (credit) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit costs over the next year are $172 million and $6 million, respectively.

   The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit other postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit costs over the next year are $54 million and ($104) million, respectively.

   The Medicare Modernization Act of 2003 created various subsidies for sponsors of retiree drug programs. Two common ways of providing subsidies were the Retiree Drug Subsidy ("RDS") and Medicare Part D Prescription Drug Plans ("PDP"). From 2006 through 2010, the Company applied for and received the RDS each year. The RDS program provides the subsidy through cash payments made by Medicare to the Company,

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

resulting in smaller net claims paid by the Company. A summary of the reduction to the APBO and the related reduction to the components of net periodic other postretirement benefits plan costs resulting from receipt of the RDS is presented below. As of January 1, 2011, as a result of changes made under the Patient Protection and Affordable Care Act of 2010, the Company, no longer applies for the RDS. Instead it has joined PDP and will indirectly receive Medicare subsidies in the form of smaller gross benefit payments for prescription drug coverage.

                                                                    DECEMBER 31,
                                                                    ------------
                                                                     2010   2009
                                                                    ------  -----
                                                                    (IN MILLIONS)
Cumulative reduction in other postretirement benefits obligations:
 Balance at January 1,............................................. $  247  $ 317
 Service costs.....................................................      3      2
 Interest costs....................................................     16     16
 Net actuarial (gains) losses......................................  (255)   (76)
 Expected prescription drug subsidy................................   (11)   (12)
                                                                    ------  -----
 Balance at December 31,........................................... $   --  $ 247
                                                                    ======  =====

                                                                   YEARS ENDED DECEMBER 31,
                                                                   ------------------------
                                                                   2010         2009
                                                                   ----         ----
                                                                   (IN MILLIONS)
    Reduction in net periodic other postretirement benefit costs:
     Service costs................................................  $ 3          $ 2
     Interest costs...............................................   16           16
     Amortization of net actuarial (gains) losses.................   10           11
                                                                   ----         ----
       Total reduction in net periodic benefit costs..............  $29          $29
                                                                   ====         ====

   The Company received subsidies of $3 million, $8 million and $12 million for the years ended December 31, 2011, 2010 and 2009, respectively.

  ASSUMPTIONS

   Assumptions used in determining benefit obligations were as follows:

                                                               OTHER
                                              PENSION       POSTRETIREMENT
                                             BENEFITS        BENEFITS
                                        ------------------- --------------
                                                 DECEMBER 31,
                                        ----------------------------------
                                          2011      2010    2011    2010
                                        --------- --------- -----   -----
        Weighted average discount rate.     4.95%     5.80% 4.95%   5.80%
        Rate of compensation increase.. 3.5%-7.5% 3.5%-7.5%   N/A     N/A

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Assumptions used in determining net periodic benefit costs were as follows:

                                                                                 OTHER
                                                        PENSION             POSTRETIREMENT
                                                       BENEFITS                BENEFITS
                                             ----------------------------- -----------------
                                                              DECEMBER 31,
                                             -----------------------------------------------
                                               2011      2010      2009    2011  2010  2009
                                             --------- --------- --------- ----- ----- -----
Weighted average discount rate..............     5.80%     6.25%     6.60% 5.80% 6.25% 6.60%
Weighted average expected rate of return on
  plan assets...............................     7.25%     8.00%     8.25% 7.25% 7.20% 7.36%
Rate of compensation increase............... 3.5%-7.5% 3.5%-7.5% 3.5%-7.5%   N/A   N/A   N/A

   The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

   The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

   The weighted average expected rate of return on plan assets for use in that plan's valuation in 2012 is currently anticipated to be 7.00% for pension benefits and 6.22% for other postretirement benefits.

   The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                   DECEMBER 31,
                     -------------------------------------------------------------------------
                                    2011                                 2010
                     ------------------------------------ ------------------------------------
Pre-and              7.3% in 2012, gradually decreasing   7.8% in 2011, gradually decreasing
  Post-Medicare      each year until 2083                 each year until 2083
  eligible claims... reaching the ultimate rate of 4.3%.  reaching the ultimate rate of 4.4%.

   Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects:

                                                          ONE PERCENT ONE PERCENT
                                                           INCREASE    DECREASE
                                                          ----------- -----------
                                                               (IN MILLIONS)
Effect on total of service and interest costs components.        $  8      $  (9)
Effect of accumulated postretirement benefit obligations.        $196      $(161)

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  PLAN ASSETS

   The pension and other postretirement benefit plan assets are categorized into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets included within the three-level fair value hierarchy presented below.

   Level 1 This category includes investments in fixed maturity securities, equity securities, derivative securities, and short-term investments which have unadjusted quoted market prices in active markets for identical assets and liabilities.

   Level 2 This category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate account is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data.

          Certain separate accounts are invested in investment partnerships designated as hedge funds. The values for these separate accounts is determined monthly based on the NAV of the underlying hedge fund investment. Additionally, such hedge funds generally contain lock out or other waiting period provisions for redemption requests to be filled. While the reporting and redemption restrictions may limit the frequency of trading activity in separate accounts invested in hedge funds, the reported NAV, and thus the referenced value of the separate account, provides a reasonable level of price transparency that can be corroborated through observable market data.

          Directly held investments are primarily invested in U.S. and foreign government and corporate securities.

   Level 3 This category includes separate accounts that are invested in fixed maturity securities, equity securities, pass-through securities, derivative securities and other invested assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

   The Company has issued group annuity and life insurance contracts supporting the pension and other postretirement benefit plan assets, which are invested primarily in separate accounts.

   The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short term investments, fixed maturity and equity securities, mutual funds, real estate, private equity investments and hedge funds investments.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The pension and postretirement plan assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                           DECEMBER 31, 2011
                                     -----------------------------------------------------------------------------------
                                                                                                        OTHER
                                                        PENSION                                     POSTRETIREMENT
                                                        BENEFITS                                       BENEFITS
                                     ---------------------------------------------- ------------------------------------
                                          FAIR VALUE MEASUREMENTS AT                     FAIR VALUE MEASUREMENTS AT
                                             REPORTING DATE USING                           REPORTING DATE USING
                                     ------------------------------------           ------------------------------------
                                       QUOTED                                         QUOTED
                                       PRICES                                         PRICES
                                      IN ACTIVE                                      IN ACTIVE
                                       MARKETS                                        MARKETS
                                         FOR     SIGNIFICANT                            FOR     SIGNIFICANT
                                      IDENTICAL     OTHER    SIGNIFICANT    TOTAL    IDENTICAL     OTHER    SIGNIFICANT
                                     ASSETS AND  OBSERVABLE  UNOBSERVABLE ESTIMATED ASSETS AND  OBSERVABLE  UNOBSERVABLE
                                     LIABILITIES   INPUTS       INPUTS      FAIR    LIABILITIES   INPUTS       INPUTS
                                      (LEVEL 1)   (LEVEL 2)   (LEVEL 3)     VALUE    (LEVEL 1)   (LEVEL 2)   (LEVEL 3)
                                     ----------- ----------- ------------ --------- ----------- ----------- ------------
                                                                             (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 Corporate..........................      $   --      $1,820         $ 30    $1,850        $ --        $139          $ 4
 Federal agencies...................           1         270           --       271          --          29           --
 Foreign bonds......................          --         200            5       205          --          13           --
 Municipals.........................          --         174           --       174          --          59            1
 Preferred stocks...................          --           1           --         1          --          --           --
 U.S. government bonds..............         949         176           --     1,125         160           1           --
                                     ----------- ----------- ------------ --------- ----------- ----------- ------------
   Total fixed maturity securities..         950       2,641           35     3,626         160         241            5
                                     ----------- ----------- ------------ --------- ----------- ----------- ------------
Equity securities:
 Common stock -- domestic...........       1,082          36          194     1,312         240           2           --
 Common stock -- foreign............         271          --           --       271          55          --           --
                                     ----------- ----------- ------------ --------- ----------- ----------- ------------
   Total equity securities..........       1,353          36          194     1,583         295           2           --
                                     ----------- ----------- ------------ --------- ----------- ----------- ------------
Money market securities.............           2          --           --         2          --           1           --
Pass-through securities.............          --         444            2       446          --          84            5
Derivative securities...............          28           9            4        41          --          --            1
Short-term investments..............           4         378           --       382           6         435           --
Other invested assets...............          --          65          501       566          --          --           --
Other receivables...................          --          45           --        45          --           4           --
Securities receivable...............          --           8           --         8          --           1           --
                                     ----------- ----------- ------------ --------- ----------- ----------- ------------
    Total assets....................      $2,337      $3,626         $736    $6,699        $461        $768          $11
                                     =========== =========== ============ ========= =========== =========== ============

                                     ----------



                                     ----------








                                       TOTAL
                                     ESTIMATED
                                       FAIR
                                       VALUE
                                     ---------

ASSETS:
Fixed maturity securities:
 Corporate..........................    $  143
 Federal agencies...................        29
 Foreign bonds......................        13
 Municipals.........................        60
 Preferred stocks...................        --
 U.S. government bonds..............       161
                                     ---------
   Total fixed maturity securities..       406
                                     ---------
Equity securities:
 Common stock -- domestic...........       242
 Common stock -- foreign............        55
                                     ---------
   Total equity securities..........       297
                                     ---------
Money market securities.............         1
Pass-through securities.............        89
Derivative securities...............         1
Short-term investments..............       441
Other invested assets...............        --
Other receivables...................         4
Securities receivable...............         1
                                     ---------
    Total assets....................    $1,240
                                     =========

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                            DECEMBER 31, 2010
                                      -----------------------------------------------------------------------------------
                                                                                                         OTHER
                                                         PENSION                                     POSTRETIREMENT
                                                         BENEFITS                                       BENEFITS
                                      ---------------------------------------------- ------------------------------------
                                           FAIR VALUE MEASUREMENTS AT                     FAIR VALUE MEASUREMENTS AT
                                              REPORTING DATE USING                           REPORTING DATE USING
                                      ------------------------------------           ------------------------------------
                                        QUOTED                                         QUOTED
                                        PRICES                                         PRICES
                                       IN ACTIVE                                      IN ACTIVE
                                        MARKETS                                        MARKETS
                                          FOR     SIGNIFICANT                            FOR     SIGNIFICANT
                                       IDENTICAL     OTHER    SIGNIFICANT    TOTAL    IDENTICAL     OTHER    SIGNIFICANT
                                      ASSETS AND  OBSERVABLE  UNOBSERVABLE ESTIMATED ASSETS AND  OBSERVABLE  UNOBSERVABLE
                                      LIABILITIES   INPUTS       INPUTS      FAIR    LIABILITIES   INPUTS       INPUTS
                                       (LEVEL 1)   (LEVEL 2)   (LEVEL 3)     VALUE    (LEVEL 1)   (LEVEL 2)   (LEVEL 3)
                                      ----------- ----------- ------------ --------- ----------- ----------- ------------
                                                                              (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 Corporate...........................      $   --      $1,444         $ 45    $1,489        $ --        $ 67          $ 4
 Federal agencies....................          --         165           --       165          --          15           --
 Foreign bonds.......................          --         138            4       142          --           3           --
 Municipals..........................          --         129           --       129          --          37            1
 Preferred stocks....................          --           4           --         4          --          --           --
 U.S. government bonds...............         614         129           --       743          82          --           --
                                      ----------- ----------- ------------ --------- ----------- ----------- ------------
   Total fixed maturity securities...         614       2,009           49     2,672          82         122            5
                                      ----------- ----------- ------------ --------- ----------- ----------- ------------
Equity securities:
 Common stock -- domestic............       1,329          88          228     1,645         359           3           --
 Common stock -- foreign.............         436          --           --       436          77          --           --
                                      ----------- ----------- ------------ --------- ----------- ----------- ------------
   Total equity securities...........       1,765          88          228     2,081         436           3           --
                                      ----------- ----------- ------------ --------- ----------- ----------- ------------
Money market securities..............         189          95           --       284           1           1           --
Pass-through securities..............          --         303            2       305          --          73            6
Derivative securities................           2         (4)          (1)       (3)          --          --           --
Short-term investments...............        (10)          96           --        86           8         443           --
Other invested assets................          --          59          446       505          --          --           --
Other receivables....................          --          37           --        37          --           3           --
Securities receivable................          --          66           --        66          --           2           --
                                      ----------- ----------- ------------ --------- ----------- ----------- ------------
    Total assets.....................      $2,560      $2,749         $724    $6,033        $527        $647          $11
                                      =========== =========== ============ ========= =========== =========== ============
LIABILITIES:
Securities payable...................      $   --      $   57         $ --    $   57        $ --        $  1          $--
                                      ----------- ----------- ------------ --------- ----------- ----------- ------------
    Total liabilities................      $   --      $   57         $ --    $   57        $ --        $  1          $--
                                      =========== =========== ============ ========= =========== =========== ============
     Total assets and liabilities....      $2,560      $2,692         $724    $5,976        $527        $646          $11
                                      =========== =========== ============ ========= =========== =========== ============

                                      ----------



                                      ----------








                                        TOTAL
                                      ESTIMATED
                                        FAIR
                                        VALUE
                                      ---------

ASSETS:
Fixed maturity securities:
 Corporate...........................    $   71
 Federal agencies....................        15
 Foreign bonds.......................         3
 Municipals..........................        38
 Preferred stocks....................        --
 U.S. government bonds...............        82
                                      ---------
   Total fixed maturity securities...       209
                                      ---------
Equity securities:
 Common stock -- domestic............       362
 Common stock -- foreign.............        77
                                      ---------
   Total equity securities...........       439
                                      ---------
Money market securities..............         2
Pass-through securities..............        79
Derivative securities................        --
Short-term investments...............       451
Other invested assets................        --
Other receivables....................         3
Securities receivable................         2
                                      ---------
    Total assets.....................    $1,185
                                      =========
LIABILITIES:
Securities payable...................    $    1
                                      ---------
    Total liabilities................    $    1
                                      =========
     Total assets and liabilities....    $1,184
                                      =========

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                 --------------------------------------------------------------------------------------------
                                                       PENSION BENEFITS                        OTHER POSTRETIREMENT BENEFITS
                                 ------------------------------------------------------------ -------------------------------
                                  FIXED MATURITY     EQUITY                                      FIXED MATURITY
                                    SECURITIES:    SECURITIES:                                    SECURITIES:
                                 ----------------- -----------                                --------------------
                                                     COMMON      PASS-                OTHER                          PASS-
                                           FOREIGN   STOCK-     THROUGH   DERIVATIVE INVESTED                       THROUGH
                                 CORPORATE  BONDS   DOMESTIC   SECURITIES SECURITIES  ASSETS  CORPORATE MUNICIPALS SECURITIES
                                 --------- ------- ----------- ---------- ---------- -------- --------- ---------- ----------
                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31,
 2011:
Balance, January 1,.............     $  45    $  4       $ 228       $  2       $(1)   $  446       $ 4        $ 1       $  6
Total realized/unrealized gains
 (losses) included in:
  Earnings:
   Net investment income........        --      --          --         --         --       --        --         --         --
   Net investment gains
    (losses)....................        --      --        (57)        (1)          1       80        --         --        (1)
   Net derivative gains
    (losses)....................        --      --          --         --         --       --        --         --         --
  Other comprehensive income
   (loss).......................       (3)     (2)         110          1          6       42        --         --          1
  Purchases.....................        --       3           7          1         --       91        --         --         --
  Sales.........................      (13)      --        (94)        (2)        (2)    (158)        --         --        (1)
  Issuances.....................        --      --          --         --         --       --        --         --         --
  Settlements...................        --      --          --         --         --       --        --         --         --
Transfers into Level 3..........         1      --          --          1         --       --        --         --          1
Transfers out of Level 3........        --      --          --         --         --       --        --         --        (1)
                                 --------- ------- ----------- ---------- ---------- -------- --------- ---------- ----------
Balance, December 31,...........     $  30    $  5       $ 194       $  2       $  4   $  501       $ 4        $ 1       $  5
                                 ========= ======= =========== ========== ========== ======== ========= ========== ==========








                                 DERIVATIVE
                                 SECURITIES
                                 ----------

YEAR ENDED DECEMBER 31,
 2011:
Balance, January 1,.............        $--
Total realized/unrealized gains
 (losses) included in:
  Earnings:
   Net investment income........         --
   Net investment gains
    (losses)....................         --
   Net derivative gains
    (losses)....................         --
  Other comprehensive income
   (loss).......................          1
  Purchases.....................         --
  Sales.........................         --
  Issuances.....................         --
  Settlements...................         --
Transfers into Level 3..........         --
Transfers out of Level 3........         --
                                 ----------
Balance, December 31,...........        $ 1
                                 ==========

                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                 --------------------------------------------------------------------------------------------
                                                       PENSION BENEFITS                        OTHER POSTRETIREMENT BENEFITS
                                 ------------------------------------------------------------ -------------------------------
                                  FIXED MATURITY     EQUITY                                      FIXED MATURITY
                                    SECURITIES:    SECURITIES:                                    SECURITIES:
                                 ----------------- -----------                                --------------------
                                                     COMMON      PASS-                OTHER                          PASS-
                                           FOREIGN   STOCK-     THROUGH   DERIVATIVE INVESTED                       THROUGH
                                 CORPORATE  BONDS   DOMESTIC   SECURITIES SECURITIES  ASSETS  CORPORATE MUNICIPALS SECURITIES
                                 --------- ------- ----------- ---------- ---------- -------- --------- ---------- ----------
                                                                        (IN MILLIONS)
YEAR ENDED DECEMBER 31,
 2010:
Balance, January 1,.............     $  64    $  5        $229      $  66       $ --     $354       $--        $--       $  9
Total realized/unrealized gains
 (losses) included in:
  Earnings:
   Net investment income........        --      --          --       (11)          2       74        --         --        (4)
   Net investment gains
    (losses)....................        --      --          --         --         --       --        --         --         --
   Net derivative gains
    (losses)....................        --      --          --         --         --       --        --         --         --
  Other comprehensive
   income (loss)................         7       1         (2)         13        (2)      (4)         1         --          1
Purchases, sales, issuances and
 settlements....................      (17)     (2)           1       (67)        (1)       22        --         --        (1)
Transfers into Level 3..........         4      --          --          2         --       --         3          1          1
Transfers out of Level 3........      (13)      --          --        (1)         --       --        --         --         --
                                 --------- ------- ----------- ---------- ---------- -------- --------- ---------- ----------
Balance, December 31,...........     $  45    $  4        $228      $   2       $(1)     $446       $ 4        $ 1       $  6
                                 ========= ======= =========== ========== ========== ======== ========= ========== ==========

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                               FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                      ------------------------------------------------------------------------------------------
                                                            PENSION BENEFITS                       OTHER POSTRETIREMENT BENEFITS
                                      ------------------------------------------------------------ -----------------------------
                                       FIXED MATURITY     EQUITY
                                         SECURITIES:    SECURITIES:
                                      ----------------- -----------
                                                          COMMON      PASS-                OTHER               PASS-
                                                FOREIGN   STOCK-     THROUGH   DERIVATIVE INVESTED            THROUGH
                                      CORPORATE  BONDS   DOMESTIC   SECURITIES SECURITIES  ASSETS           SECURITIES
                                      --------- ------- ----------- ---------- ---------- -------- -----------------------------
                                                                            (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,..................      $ 54    $  4      $  437      $  76      $  38    $ 372                         $  13
Total realized/unrealized gains
 (losses) included in:
  Earnings:..........................
   Net investment income.............       (5)     (1)          --        (2)         34        4                          (17)
   Net investment gains (losses).....        --      --          --         --         --       --                            --
   Net derivative gains (losses).....        --      --          --         --         --       --                            --
  Other comprehensive income
   (loss)............................        20       5       (220)          8       (37)     (56)                            17
Purchases, sales, issuances and
 settlements.........................       (3)     (3)          12       (23)       (35)       34                           (4)
Transfers into and/or out of Level 3.       (2)      --          --          7         --       --                            --
                                      --------- ------- ----------- ---------- ---------- -------- -----------------------------
Balance, December 31,................      $ 64    $  5      $  229      $  66      $  --    $ 354                         $   9
                                      ========= ======= =========== ========== ========== ======== =============================

   See Note 5 for further information about the valuation techniques and inputs by level of major assets of invested assets that affect the amounts reported above.

   The Company provides employees with benefits under various ERISA benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in insurance group annuity contracts, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in insurance contracts. All of these contracts are issued by the Company and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

   The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward
(i) maximizing the Invested Plan's funded status; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that are otherwise restricted.

   The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target range allocation by major asset class as of December 31, 2011 for the Invested Plans:

                                  DEFINED BENEFIT PLAN        POSTRETIREMENT MEDICAL       POSTRETIREMENT LIFE
                                  ------------------------    -------------------------    ---------------------
                                            ACTUAL ALLOCATION            ACTUAL ALLOCATION        ACTUAL ALLOCATION
                                   TARGET   --------------      TARGET   --------------    TARGET --------------
                                   RANGE    2011     2010       RANGE    2011     2010     RANGE  2011     2010
                                  --------- ----     ----     ---------- ----     ----     ------ ----     ----
ASSET CLASS:
Fixed maturity securities:
  Corporate......................             28%      24%                 17%      10%             --%      --%
  Federal agency.................              4        3                   4        2              --       --
  Foreign bonds..................              3        3                   2       --              --       --
  Municipals.....................              3        2                   8        5              --       --
  U.S. government bonds..........             17       12                  20       11              --       --
                                            ----     ----                ----     ----            ----     ----
   Total fixed maturity
    securities................... 50% - 80%   55%      44%    50% - 100%   51%      28%        0%   --%      --%
                                            ----     ----                ----     ----            ----     ----
Equity securities:
  Common stock -- domestic.......             20%      27%                 30%      49%             --%      --%
  Common stock -- foreign........              4        8                   7       10              --       --
                                            ----     ----                ----     ----            ----     ----
   Total equity securities.......  0% - 40%   24%      35%      0% - 50%   37%      59%        0%   --%      --%
                                            ----     ----                ----     ----            ----     ----
Alternative securities:
  Money market securities........             --%       5%                  1%      --%             --%      --%
  Pass-through securities........              6        5                  11       11              --       --
  Derivatives....................              1       --                  --       --              --       --
  Short-term investments.........              5        1                  --        1             100      100
  Other invested assets..........              8        8                  --       --              --       --
  Other receivables..............              1        1                  --        1              --       --
  Securities receivable..........             --        1                  --       --              --       --
                                            ----     ----                ----     ----            ----     ----
   Total alternative securities.. 10% - 20%   21%      21%      0% - 10%   12%      13%      100%  100%     100%
                                            ----     ----                ----     ----            ----     ----
    Total assets.................            100%     100%                100%     100%            100%     100%
                                            ====     ====                ====     ====            ====     ====

  EXPECTED FUTURE CONTRIBUTIONS AND BENEFIT PAYMENTS

   It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions were required for 2012. The Company expects to make discretionary contributions to the qualified pension plan of $176 million in 2012. For information on employer contributions, see "-- Obligations, Funded Status and Net Periodic Benefit Costs."

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Benefit payments due under the non-qualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $88 million to fund the benefit payments in 2012.

   Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due in lieu of utilizing any plan assets. The Company expects to make contributions of $75 million towards benefit obligations in 2012 to pay postretirement medical claims.

   As noted previously, the Company no longer expects to receive the RDS under the Medicare Modernization Act of 2003 to partially offset payment of such benefits. Instead, the gross benefit payments that will be made under the PDP will already reflect subsidies.

   Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                                               OTHER
                                  PENSION  POSTRETIREMENT
                                  BENEFITS    BENEFITS
                                  -------- --------------
                                       (IN MILLIONS)
                       2012......   $  435           $110
                       2013......   $  410           $112
                       2014......   $  440           $115
                       2015......   $  439           $117
                       2016......   $  454           $119
                       2017-2021.   $2,543           $609

  ADDITIONAL INFORMATION

   As previously discussed, most of the assets of the pension and other postretirement benefit plans are held in group annuity and life insurance contracts issued by the Company. Total revenues from these contracts recognized in the consolidated statements of operations were $47 million, $46 million and $42 million for the years ended December 31, 2011, 2010 and 2009, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $885 million, $767 million and $689 million for the years ended December 31, 2011, 2010 and 2009, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

  SAVINGS AND INVESTMENT PLANS

   The Company sponsors savings and investment plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed $73 million, $72 million and $79 million for the years ended December 31, 2011, 2010 and 2009, respectively.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


15.  EQUITY

  CAPITAL CONTRIBUTIONS

   During the year ended December 31, 2011, United MetLife Insurance Company Limited ("United"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with Sino-US MetLife Insurance Company Limited ("Sino"), another insurance underwriting joint venture of an affiliate of the Company. The Company's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of United compared to the contributed capital and undistributed earnings of all other owners of United and Sino. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, the Company's investment in Sino-United is based on the carrying value of its investment in United. Pursuant to the merger, the Company entered into an agreement whereby the affiliate will pay an amount to the Company based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a capital contribution, was received during the year ended December 31, 2011. The Company's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

   During each of the years ended December 31, 2011, 2010 and 2009, MetLife, Inc. contributed $3 million in the form of payment of line of credit fees on the Company's behalf.

  STOCK-BASED COMPENSATION PLANS

  Overview

   The stock-based compensation expense recognized by the Company is related to awards payable in shares of MetLife, Inc. common stock, or options to purchase MetLife, Inc. common stock. The Company does not issue any awards payable in its common stock or options to purchase its common stock.

  Description of Plans for Employees and Agents -- General Terms

   The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "2000 Stock Plan") authorized the granting of awards to employees and agents in the form of options to buy shares of MetLife, Inc. common stock ("Stock Options") that either qualify as incentive Stock Options under Section 422A of the Code or are non-qualified. By December 31, 2009 all awards under the 2000 Stock Plan had either vested or been forfeited. No awards have been made under the 2000 Stock Plan since 2005.

   Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan (the "2005 Stock Plan"), awards granted to employees and agents may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each as defined in the 2005 Stock Plan with reference to MetLife, Inc. common stock).

   The aggregate number of shares authorized for issuance under the 2005 Stock Plan is 68,000,000, plus those shares available but not utilized under the 2000 Stock Plan and those shares utilized under the 2000 Stock Plan that are recovered due to forfeiture of Stock Options. Each share issued under the 2005 Stock Plan in connection with a Stock Option or Stock Appreciation Right reduces the number of shares remaining for issuance under that plan by one, and each share issued under the 2005 Stock Plan in connection with awards other than Stock Options or Stock Appreciation Rights reduces the number of shares remaining for issuance under that plan by 1.179 shares. At December 31, 2011, the aggregate number of shares of MetLife, Inc. common stock remaining available for issuance pursuant to the 2005 Stock Plan was 31,803,801. Stock Option exercises and other awards

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

settled in shares are satisfied through the issuance of shares held in treasury by MetLife, Inc. or by the issuance of new shares.

   Of the stock-based compensation for the years ended December 31, 2011, 2010 and 2009, 70%, 79% and 88%, respectively, was allocated to the Company. No expense amounts related to stock-based awards to MetLife, Inc. non-management directors were allocated to the Company. This allocation represents substantially all stock-based compensation recognized in the Company's consolidated results of operations. Accordingly, this discussion addresses MetLife, Inc.'s practices for recognizing expense for awards under the Incentive Plans. References to compensation expense in this note refer to the Company's allocated portion of that expense. All other references relevant to awards under the Incentive Plans pertain to all awards under those plans.

   Compensation expense related to awards under the 2005 Stock Plan is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed forfeiture rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable.

   Compensation expense related to awards under the 2005 Stock Plan is principally related to the issuance of Stock Options, Performance Shares and Restricted Stock Units. The majority of the awards granted by MetLife, Inc. each year under the 2005 Stock Plan are made in the first quarter of each year.

  Compensation Expense Related to Stock-Based Compensation

   The components of compensation expense related to stock-based compensation was as follows:

                                               YEARS ENDED DECEMBER 31,
                                               ------------------------
                                               2011     2010    2009
                                               ----     ----    ----
                                               (IN MILLIONS)
                  Stock Options............... $ 48      $39     $48
                  Performance Shares (1)......   37       19      10
                  Restricted Stock Units......   15        9       3
                                               ----     ----    ----
                  Total compensation expenses. $100      $67     $61
                                               ====     ====    ====
                  Income tax benefits......... $ 35      $23     $21
                                               ====     ====    ====

----------

(1)Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period.

   At December 31, 2011, the Company's allocated portion of expense for Stock Options, Performance Shares and Restricted Stock Units was 85%, 54% and 84%, respectively.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the total unrecognized compensation expense related to stock-based compensation and the expected weighted average period over which these expenses will be recognized at:

                                           DECEMBER 31, 2011
                                     ------------------------------
                                                   WEIGHTED AVERAGE
                                        EXPENSE         PERIOD
                                     ------------- ----------------
                                     (IN MILLIONS)     (YEARS)
             Stock Options..........           $52             1.82
             Performance Shares.....           $44             1.76
             Restricted Stock Units.           $23             1.82

  Stock Options

   Stock Options are the contingent right of award holders to purchase shares of MetLife, Inc. common stock at a stated price for a limited time. All Stock Options have an exercise price equal to the closing price of MetLife, Inc. common stock reported on the New York Stock Exchange on the date of grant, and have a maximum term of 10 years. The vast majority of Stock Options granted have become or will become exercisable at a rate of one-third of each award on each of the first three anniversaries of the grant date. Other Stock Options have become or will become exercisable on the third anniversary of the grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

   A summary of the activity related to Stock Options for the year ended December 31, 2011 was as follows:

                                                                                      WEIGHTED
                                                                                       AVERAGE
                                                                                      REMAINING    AGGREGATE
                                                       SHARES UNDER WEIGHTED AVERAGE CONTRACTUAL   INTRINSIC
                                                          OPTION     EXERCISE PRICE     TERM       VALUE (1)
                                                       ------------ ---------------- ----------- -------------
                                                                                       (YEARS)   (IN MILLIONS)
Outstanding at January 1, 2011........................   32,702,331           $38.47        5.30          $195
Granted (2)...........................................    5,471,447           $45.16
Exercised.............................................  (2,944,529)           $29.83
Expired...............................................    (317,342)           $42.32
Forfeited.............................................    (198,381)           $38.34
                                                        -----------
Outstanding at December 31, 2011......................   34,713,526           $40.22        5.35          $ --
                                                       ============ ================ =========== =============
Aggregate number of stock options expected to vest at
  a future date as of December 31, 2011...............   33,596,536           $40.31        5.25          $ --
                                                       ============ ================ =========== =============
Exercisable at December 31, 2011......................   24,345,356           $41.06        4.02          $ --
                                                       ============ ================ =========== =============

----------

(1)The aggregate intrinsic value was computed using the closing share price on December 30, 2011 of $31.18 and December 31, 2010 of $44.44, as applicable.

(2)The total fair value of the shares MetLife, Inc. granted on the date of the grant was $78 million.

   The fair value of Stock Options is estimated on the date of grant using a binomial lattice model. Significant assumptions used in MetLife, Inc.'s binomial lattice model, which are further described below, include: expected volatility of the price of MetLife, Inc. common stock; risk-free rate of return; expected dividend yield on MetLife, Inc. common stock; exercise multiple; and the post-vesting termination rate.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Expected volatility is based upon an analysis of historical prices of MetLife, Inc. common stock and call options on that common stock traded on the open market. MetLife, Inc. uses a weighted-average of the implied volatility for publicly traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of MetLife, Inc.'s common stock. MetLife, Inc. chose a monthly measurement interval for historical volatility as it believes this better depicts the nature of employee option exercise decisions being based on longer-term trends in the price of the underlying shares rather than on daily price movements.

   The binomial lattice model used by MetLife, Inc. incorporates different risk-free rates based on the imputed forward rates for U.S. Treasury Strips for each year over the contractual term of the option. The table below presents the full range of rates that were used for options granted during the respective periods.

   Dividend yield is determined based on historical dividend distributions compared to the price of the underlying common stock as of the valuation date and held constant over the life of the Stock Option.

   The binomial lattice model used by MetLife, Inc. incorporates the contractual term of the Stock Options and then factors in expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment, to derive an expected life. Exercise behavior in the binomial lattice model used by MetLife, Inc. is expressed using an exercise multiple, which reflects the ratio of exercise price to the strike price of Stock Options granted at which holders of the Stock Options are expected to exercise. The exercise multiple is derived from actual historical exercise activity. The post-vesting termination rate is determined from actual historical exercise experience and expiration activity under the Incentive Plans.

   The following table presents the weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, used to determine the fair value of Stock Options issued:

                                                               YEARS ENDED DECEMBER 31,
                                                          -----------------------------------
                                                             2011        2010        2009
                                                          ----------- ----------- -----------
Dividend yield...........................................    1.65%       2.11%       3.15%
Risk-free rate of return................................. 0.29%-5.51% 0.35%-5.88% 0.73%-6.67%
Expected volatility......................................   32.64%      34.41%      44.39%
Exercise multiple........................................    1.69        1.75        1.76
Post-vesting termination rate............................    3.36%       3.64%       3.70%
Contractual term (years).................................     10          10          10
Expected life (years)....................................      7           7           6
Weighted average exercise price of stock options granted.   $ 45.16     $35.06      $23.61
Weighted average fair value of stock options granted.....   $ 14.27     $11.29       $8.37

   MetLife, Inc. deducts 35% of the compensation amount of a Stock Option from its income on its tax return. The compensation amount is the price of shares on the date the Stock Option is exercised less the exercise price of the Stock Option. This tax benefit is allocated to the subsidiary of MetLife, Inc. that is the current or former employer of the associate, or is or was the principal for the non-employee insurance agent, who exercised the Stock Option.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents a summary of Stock Option exercise activity:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2011     2010    2009
                                                          ----     ----    ----
                                                          (IN MILLIONS)
       Total intrinsic value of stock options exercised..  $41      $22     $ 1
       Cash received from exercise of stock options......  $88      $52     $ 8
       Tax benefit realized from stock options exercised.  $13      $ 8     $--

  Performance Shares

   Performance Shares are units that, if they vest, are multiplied by a performance factor to produce a number of final Performance Shares which are payable in shares of MetLife, Inc. common stock. Performance Shares are accounted for as equity awards, but are not credited with dividend-equivalents for actual dividends paid on MetLife, Inc. common stock during the performance period. Accordingly, the estimated fair value of Performance Shares is based upon the closing price of MetLife, Inc. common stock on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

   Performance Share awards normally vest in their entirety at the end of the three-year performance period. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances. Vested Performance Shares are multiplied by a performance factor of 0.0 to 2.0 based largely on MetLife, Inc.'s performance in change in annual net operating earnings and total shareholder return over the applicable three-year performance period compared to the performance of its competitors. The performance factor was 0.90 for the January 1, 2008 -- December 31, 2010 performance period.

   The following table presents a summary of Performance Share activity for the year ended December 31, 2011:

                                                                                          WEIGHTED AVERAGE
                                                                              PERFORMANCE    GRANT DATE
                                                                                SHARES       FAIR VALUE
                                                                              ----------- ----------------
Outstanding at January 1, 2011...............................................   4,155,574           $31.91
Granted (1)..................................................................   1,783,070           $42.84
Forfeited....................................................................    (89,725)           $32.79
Payable (2)..................................................................   (824,825)           $57.95
                                                                                ---------
Outstanding at December 31, 2011.............................................   5,024,094           $31.50
                                                                              =========== ================
Performance Shares expected to vest at a future date as of December 31, 2011.   4,729,890           $32.35
                                                                              =========== ================

----------

(1)The total fair value of the shares MetLife, Inc. granted on the date of the grant was $76 million.

(2)Includes both shares paid and shares deferred for later payment.

   Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the performance factor determined after the end of the respective performance periods. At December 31, 2011, the three year performance period for the 2009 Performance Share grants was completed, but the performance factor had not yet been calculated. Included in the immediately preceding table are 1,791,609 outstanding Performance Shares to which the 2009-2011 performance factor will be applied.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Restricted Stock Units

   Restricted Stock Units are units that, if they vest, are payable in shares of MetLife, Inc. common stock. Restricted Stock Units are accounted for as equity awards, but are not credited with dividend-equivalents for actual dividends paid on MetLife, Inc. common stock during the performance period. Accordingly, the estimated fair value of Restricted Stock Units is based upon the closing price of MetLife, Inc. common stock on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

   The vast majority of Restricted Stock Units normally vest in their entirety on the third anniversary of their grant date. Other Restricted Stock Units normally vest in their entirety on the fifth anniversary of their grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

   The following table presents a summary of Restricted Stock Unit activity for the year ended December 31, 2011:

                                                                                              WEIGHTED AVERAGE
                                                                             RESTRICTED STOCK    GRANT DATE
                                                                                  UNITS          FAIR VALUE
                                                                             ---------------- ----------------
Outstanding at January 1, 2011..............................................          937,172           $29.63
Granted (1).................................................................          734,159           $41.94
Forfeited...................................................................         (61,160)           $35.36
Payable (2).................................................................         (47,322)           $44.35
                                                                             ---------------- ----------------
Outstanding at December 31, 2011............................................        1,562,849           $34.74
                                                                             ================ ================
Restricted Stock Units expected to vest at a future date as of December 31,
  2011......................................................................        1,562,849           $34.74
                                                                             ================ ================

----------

(1)The total fair value of the shares MetLife, Inc. granted on the date of the grant was $31 million.

(2)Includes both shares paid and shares deferred for later payment.

  STATUTORY EQUITY AND INCOME

   Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Metropolitan Life Insurance Company and each of its U.S. insurance subsidiaries exceeded the minimum RBC requirements for all periods presented herein.

   The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its insurance subsidiaries.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

   Statutory net income (unaudited) of Metropolitan Life Insurance Company, a New York domiciled insurer, was $2.0 billion, $2.1 billion and $1.2 billion for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the New York State Department of Insurance, was $13.5 billion and $13.2 billion at December 31, 2011 and 2010, respectively.

  DIVIDEND RESTRICTIONS

   Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the year ended December 31, 2011, Metropolitan Life Insurance Company paid a dividend of $1.3 billion, of which $170 million was a transfer of securities. During the year ended December 31, 2010, Metropolitan Life Insurance Company paid a dividend of $631 million, of which $399 million was a transfer of securities. During the year ended December 31, 2009, Metropolitan Life Insurance Company did not pay a dividend. The maximum amount of dividends which Metropolitan Life Insurance Company may pay in 2012 without prior regulatory approval is $1.3 billion.

   Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to Metropolitan Life Insurance Company as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Commissioner") and the Commissioner does not disapprove the payment within 30 days of its filing. Under Massachusetts State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. In addition, any dividend that exceeds statutory unassigned funds surplus as of the last filed annual statutory statement requires insurance regulatory approval. During the years ended December 31, 2011, 2010 and 2009, NELICO paid a dividend of $107 million,
$84 million and $19 million, respectively. The maximum amount of dividends which NELICO may pay to Metropolitan Life Insurance Company in 2012 without prior regulatory approval is $46 million.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Under Missouri State Insurance Law, GALIC is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to Metropolitan Life Insurance Company as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). GALIC will be permitted to pay a cash dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the year ended December 31, 2011, GALIC paid an extraordinary cash dividend to GenAmerica Financial, LLC ("GenAmerica"), its former parent, of $183 million and GenAmerica subsequently paid an ordinary dividend to its parent, Metropolitan Life Insurance Company of $183 million. During the years ended December 31, 2010 and 2009, GALIC paid a dividend to GenAmerica, which was subsequently paid by GenAmerica to Metropolitan Life Insurance Company, of $149 million and $107 million, respectively. The maximum amount of dividends which GALIC may pay to Metropolitan Life Insurance Company in 2012 without prior regulatory approval is $70 million.

   For the years ended December 31, 2011, 2010 and 2009, Metropolitan Life Insurance Company received dividends from non-insurance subsidiaries of $518 million, $248 million and $41 million, respectively.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER COMPREHENSIVE INCOME (LOSS)

   The following table sets forth the balance and changes in accumulated other comprehensive income (loss) including reclassification adjustments required for the years ended December 31, 2011, 2010 and 2009 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                  YEARS ENDED DECEMBER 31,
                                                                                 --------------------------
                                                                                   2011     2010     2009
                                                                                 -------- -------- --------
                                                                                       (IN MILLIONS)
Holding gains (losses) on investments arising during the year................... $  9,190 $  7,350 $ 12,267
Income tax effect of holding gains (losses).....................................  (3,219)  (2,568)  (4,233)
Reclassification adjustments for recognized holding (gains) losses included in
  current year income...........................................................     (45)    (545)      562
Income tax effect of reclassification adjustments...............................       16      190    (194)
Allocation of holding (gains) losses on investments relating to other policyholder amounts..........................................................  (5,430)  (2,329)  (1,948)
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts.......................................................................    1,902      814      672
                                                                                 -------- -------- --------
Net unrealized investment gains (losses), net of income tax.....................    2,414    2,912    7,126
Foreign currency translation adjustments, net of income tax.....................        4     (16)     (92)
Defined benefit plans adjustment, net of income tax.............................    (422)       98     (90)
                                                                                 -------- -------- --------
Other comprehensive income (loss)...............................................    1,996    2,994    6,944
Other comprehensive income (loss) attributable to noncontrolling interests......       --      (6)        5
                                                                                 -------- -------- --------
Other comprehensive income (loss) attributable to Metropolitan Life Insurance
  Company, excluding cumulative effect of change in accounting principle........    1,996    2,988    6,949
Cumulative effect of change in accounting principle, net of income tax expense
  (benefit) of $0, $6 million and ($19) million (see Note 1)....................       --       10     (36)
                                                                                 -------- -------- --------
 Other comprehensive income (loss) attributable to Metropolitan Life
   Insurance Company............................................................ $  1,996 $  2,998 $  6,913
                                                                                 ======== ======== ========

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


16.  OTHER EXPENSES

   Information on other expenses was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2011     2010    2009
                                                            ------   ------  ------
                                                               (IN MILLIONS)
Compensation............................................... $2,260   $2,230  $2,433
Pension, postretirement & post employment benefit costs....    330      331     411
Commissions................................................    724      651     758
Volume-related costs.......................................    196      173      36
Affiliated interest costs on ceded and assumed reinsurance.  1,393    1,386   1,236
Capitalization of DAC......................................  (893)    (804)   (857)
Amortization of DAC and VOBA...............................    987      950     415
Interest expense on debt and debt issuance costs...........    194      217     166
Premium taxes, licenses & fees.............................    302      288     317
Professional services......................................    832      743     701
Rent, net of sublease income...............................    129      147     262
Other......................................................   (40)     (53)     131
                                                            ------   ------  ------
 Total other expenses...................................... $6,414   $6,259  $6,009
                                                            ======   ======  ======

  CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

   See Note 6 for DAC and VOBA by segment and a rollforward of each including impacts of capitalization and amortization. See also Note 10 for a description of the DAC amortization impact associated with the closed block.

  INTEREST EXPENSE ON DEBT AND DEBT ISSUANCE COSTS

   See Note 11 for attribution of interest expense by debt issuance. Interest expense on debt and debt issuance costs includes interest expense related to CSEs. See Note 3.

  AFFILIATED EXPENSES

   Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions.

   See Notes 9, 11 and 19 for a discussion of affiliated expenses included in the table above.

  LEASE IMPAIRMENTS

   See Note 13 for description of lease impairments included within other expenses.

  RESTRUCTURING CHARGES

   In September 2008, MetLife, Inc. began an enterprise-wide cost reduction and revenue enhancement initiative which was fully implemented by December 31, 2011. This initiative was focused on reducing complexity, leveraging scale, increasing productivity and improving the effectiveness of MetLife, Inc.'s and its subsidiaries' operations, as well as providing a foundation for future growth.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported within Corporate & Other. Restructuring charges associated with this enterprise-wide initiative were as follows:

                                                                    YEARS ENDED DECEMBER 31,
                                                                    ------------------------
                                                                    2011    2010     2009
                                                                    ----    -----   ------
                                                                      (IN MILLIONS)
Balance at January 1,.............................................. $  3    $  19   $   61
Severance charges..................................................    2       14       70
Change in severance charge estimates...............................    1      (2)      (8)
Cash payments......................................................  (6)     (28)    (104)
                                                                    ----    -----   ------
Balance at December 31,............................................ $ --    $   3   $   19
                                                                    ====    =====   ======
Restructuring charges incurred in current period................... $  3    $  12   $   62
                                                                    ====    =====   ======
Total restructuring charges incurred since inception of initiative. $138    $ 135   $  123
                                                                    ====    =====   ======

   Changes in severance charge estimates were due to changes in estimates for variable incentive compensation, COBRA benefits, employee outplacement services and for employees whose severance status changed.

   In addition to the above charges, the Company has recognized lease charges of $28 million associated with the consolidation of office space since the inception of the initiative.

17.  BUSINESS SEGMENT INFORMATION

   The Company is organized into three segments: Insurance Products, Retirement Products and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other. On November 21, 2011, MetLife, Inc. announced that it will be reorganizing its business into three broad geographic regions and creating a global employee benefits business. While MetLife, Inc. has initiated certain changes in response to this announcement, the Company continued to evaluate the performance of its operating segments under the existing segment structure as of December 31, 2011.

   Insurance Products offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into three distinct businesses: Group Life, Individual Life and Non-Medical Health. Group Life insurance products and services include variable life, universal life and term life products. Individual Life insurance products and services include variable life, universal life, term life and whole life products. Non-Medical Health products and services include dental insurance, group short- and long-term disability, individual disability income, LTC, critical illness and accidental death & dismemberment coverages. Retirement Products offers a variety of variable and fixed annuities. Corporate Benefit Funding offers pension risk solutions, structured settlements, stable value and investment products and other benefit funding products.

   Corporate & Other contains the excess capital not allocated to the segments, various start-up and run-off entities, as well as interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

   Operating revenues excludes net investment gains (losses) and net derivative gains (losses). The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment,
       (ii) includes income from discontinued real estate operations, and
       (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

   The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    .  Policyholder benefits and claims and policyholder dividends excludes:
       (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses),
       (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets,
       (iii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and
       (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    .  Other expenses excludes costs related to noncontrolling interests.

   In 2011, management modified its definition of operating earnings to exclude impacts related to certain variable annuity guarantees and Market Value Adjustments to better conform to the way it manages and assesses its business. Accordingly, such results are no longer reported in operating earnings. Consequently, prior years' results for Retirement Products and total consolidated operating earnings have been decreased by $15 million, net of $8 million of income tax, and $18 million, net of $10 million of income tax, for the years ended December 31, 2010 and 2009, respectively.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other for the years ended December 31, 2011, 2010 and 2009 and at December 31, 2011 and

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

2010. The accounting policies of the segments are the same as those of the Company, except for operating earnings adjustments as defined above, the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s business.

   Effective January 1, 2011, MetLife, Inc. updated its economic capital model to align segment allocated equity with emerging standards and consistent risk principles. Such changes to MetLife, Inc.'s economic capital model are applied prospectively. Segment net investment income is also credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income (loss) from continuing operations, net of income tax.

                                                      OPERATING EARNINGS
                                       ------------------------------------------------
                                                            CORPORATE
                                       INSURANCE RETIREMENT  BENEFIT  CORPORATE                        TOTAL
YEAR ENDED DECEMBER 31, 2011           PRODUCTS   PRODUCTS   FUNDING   & OTHER   TOTAL  ADJUSTMENTS CONSOLIDATED
-------------------------------------  --------- ---------- --------- --------- ------- ----------- ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums..............................   $16,346     $  594    $1,347    $    1 $18,288      $   --      $18,288
Universal life and investment-type
 product policy fees..................     1,406        559       196        --   2,161          41        2,202
Net investment income.................     5,216      2,154     3,987       391  11,748       (121)       11,627
Other revenues........................       491        109       242       966   1,808          --        1,808
Net investment gains (losses).........        --         --        --        --      --         132          132
Net derivative gains (losses).........        --         --        --        --      --       1,578        1,578
                                       --------- ---------- --------- --------- ------- ----------- ------------
  Total revenues......................    23,459      3,416     5,772     1,358  34,005       1,630       35,635
                                       --------- ---------- --------- --------- ------- ----------- ------------
EXPENSES
Policyholder benefits and claims and
 policyholder dividends...............    17,994      1,005     2,989         4  21,992          44       22,036
Interest credited to policyholder
 account balances.....................       502        678     1,138        --   2,318          54        2,372
Capitalization of DAC.................     (398)      (475)      (20)        --   (893)          --        (893)
Amortization of DAC and VOBA..........       529        366        14         1     910          77          987
Interest expense on debt..............         3          3         7       172     185           9          194
Other expenses........................     3,031      1,396       446     1,247   6,120           6        6,126
                                       --------- ---------- --------- --------- ------- ----------- ------------
  Total expenses......................    21,661      2,973     4,574     1,424  30,632         190       30,822
                                       --------- ---------- --------- --------- ------- ----------- ------------
Provision for income tax expense
 (benefit)............................       631        156       421     (229)     979         502        1,481
                                       --------- ---------- --------- --------- -------             ------------
OPERATING EARNINGS....................   $ 1,167     $  287    $  777    $  163   2,394
                                       ========= ========== ========= ========= =======
Adjustments to:
  Total revenues......................                                            1,630
  Total expenses......................                                            (190)
  Provision for income tax (expense)
   benefit............................                                            (502)
                                                                                -------
INCOME (LOSS) FROM CONTINUING
 OPERATIONS, NET OF INCOME TAX........                                          $ 3,332                  $ 3,332
                                                                                =======             ============

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                              CORPORATE
                                                         INSURANCE RETIREMENT  BENEFIT   CORPORATE
AT DECEMBER 31, 2011                                     PRODUCTS   PRODUCTS   FUNDING    & OTHER      TOTAL
-----------------------------------                      --------- ---------- --------- ----------- ------------
                                                                              (IN MILLIONS)
TOTAL ASSETS.......................                       $127,169    $80,219  $157,553     $37,255     $402,196
SEPARATE ACCOUNT ASSETS............                       $  7,173    $36,557  $ 62,948     $    --     $106,678
SEPARATE ACCOUNT LIABILITIES.......                       $  7,173    $36,557  $ 62,948     $    --     $106,678

                                                    OPERATING EARNINGS
                                    ---------------------------------------------------
                                                         CORPORATE
                                    INSURANCE RETIREMENT  BENEFIT  CORPORATE                           TOTAL
YEAR ENDED DECEMBER 31, 2010        PRODUCTS   PRODUCTS   FUNDING   & OTHER     TOTAL   ADJUSTMENTS CONSOLIDATED
----------------------------------- --------- ---------- --------- ---------- --------- ----------- ------------
                                                                   (IN MILLIONS)
REVENUES
Premiums...........................   $16,615     $  608  $  1,295    $     1  $ 18,519     $    --     $ 18,519
Universal life and investment-type
 product policy fees...............     1,363        481       196         --     2,040          35        2,075
Net investment income..............     5,344      2,274     3,830        146    11,594         (1)       11,593
Other revenues.....................       444         78       239        964     1,725          --        1,725
Net investment gains (losses)......        --         --        --         --        --       (170)        (170)
Net derivative gains (losses)......        --         --        --         --        --       (266)        (266)
                                    --------- ---------- --------- ---------- --------- ----------- ------------
  Total revenues...................    23,766      3,441     5,560      1,111    33,878       (402)       33,476
                                    --------- ---------- --------- ---------- --------- ----------- ------------
EXPENSES
Policyholder benefits and claims
 and policyholder dividends........    18,299        963     2,875       (18)    22,119          31       22,150
Interest credited to policyholder
 account balances..................       507        712     1,251         --     2,470          53        2,523
Capitalization of DAC..............     (398)      (392)      (14)         --     (804)          --        (804)
Amortization of DAC and VOBA.......       546        266        15          1       828         122          950
Interest expense on debt...........         4          4         5        189       202          15          217
Other expenses.....................     2,968      1,320       425      1,181     5,894           2        5,896
                                    --------- ---------- --------- ---------- --------- ----------- ------------
  Total expenses...................    21,926      2,873     4,557      1,353    30,709         223       30,932
                                    --------- ---------- --------- ---------- --------- ----------- ------------
Provision for income tax expense
 (benefit).........................       645        200       350      (208)       987       (209)          778
                                    --------- ---------- --------- ---------- ---------             ------------
OPERATING EARNINGS.................   $ 1,195     $  368  $    653    $  (34)     2,182
                                    ========= ========== ========= ========== =========
Adjustments to:
  Total revenues...................                                               (402)
  Total expenses...................                                               (223)
  Provision for income tax
   (expense) benefit...............                                                 209
                                                                              ---------
INCOME (LOSS) FROM CONTINUING
 OPERATIONS, NET OF INCOME
 TAX...............................                                            $  1,766                 $  1,766
                                                                              =========             ============

                                                                              CORPORATE
                                                         INSURANCE RETIREMENT  BENEFIT   CORPORATE
AT DECEMBER 31, 2010                                     PRODUCTS   PRODUCTS   FUNDING    & OTHER      TOTAL
-----------------------------------                      --------- ---------- --------- ----------- ------------
                                                                              (IN MILLIONS)
TOTAL ASSETS.......................                       $123,915    $77,622  $143,541     $30,329     $375,407
SEPARATE ACCOUNT ASSETS............                       $  8,343    $34,540  $ 54,946     $    --     $ 97,829
SEPARATE ACCOUNT LIABILITIES.......                       $  8,343    $34,540  $ 54,946     $    --     $ 97,829

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                      OPERATING EARNINGS
-                                      -------------------------------------------------
                                                            CORPORATE
                                       INSURANCE RETIREMENT  BENEFIT  CORPORATE                         TOTAL
YEAR ENDED DECEMBER 31, 2009           PRODUCTS   PRODUCTS   FUNDING   & OTHER   TOTAL   ADJUSTMENTS CONSOLIDATED
-------------------------------------  --------- ---------- --------- --------- -------- ----------- ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums..............................   $16,651     $  553    $1,414    $   11 $ 18,629    $     --     $ 18,629
Universal life and investment-type
 product policy fees..................     1,486        416       145        --    2,047          20        2,067
Net investment income.................     4,968      2,006     3,466     (328)   10,112          63       10,175
Other revenues........................       511         73       230       925    1,739          --        1,739
Net investment gains (losses).........        --         --        --        --       --     (1,667)      (1,667)
Net derivative gains (losses).........        --         --        --        --       --     (4,428)      (4,428)
                                       --------- ---------- --------- --------- -------- ----------- ------------
  Total revenues......................    23,616      3,048     5,255       608   32,527     (6,012)       26,515
                                       --------- ---------- --------- --------- -------- ----------- ------------
EXPENSES
Policyholder benefits and claims and
 policyholder dividends...............    18,447        923     2,879         7   22,256          18       22,274
Interest credited to policyholder
 account balances.....................       513        754     1,366        --    2,633          36        2,669
Capitalization of DAC.................     (396)      (449)      (12)        --    (857)          --        (857)
Amortization of DAC and VOBA..........       410        248        12         2      672       (257)          415
Interest expense on debt..............         2         --         1       163      166          --          166
Other expenses........................     3,145      1,391       422     1,320    6,278           7        6,285
                                       --------- ---------- --------- --------- -------- ----------- ------------
  Total expenses......................    22,121      2,867     4,668     1,492   31,148       (196)       30,952
                                       --------- ---------- --------- --------- -------- ----------- ------------
Provision for income tax expense
 (benefit)............................       498         51       187     (489)      247     (2,143)      (1,896)
                                       --------- ---------- --------- --------- --------             ------------
OPERATING EARNINGS....................   $   997     $  130    $  400    $(395)    1,132
                                       ========= ========== ========= ========= ========
Adjustments to:
  Total revenues......................                                           (6,012)
  Total expenses......................                                               196
  Provision for income tax (expense)
   benefit............................                                             2,143
                                                                                --------
INCOME (LOSS) FROM CONTINUING
 OPERATIONS, NET OF INCOME TAX........                                          $(2,541)                 $(2,541)
                                                                                ========             ============

   Net investment income is based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

   Operating revenues derived from any customer did not exceed 10% of consolidated operating revenues for the years ended December 31, 2011, 2010 and 2009. Substantially all of the Company's revenues originated in the U.S.

18.  DISCONTINUED OPERATIONS

  REAL ESTATE

   The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or estimated fair

                      METROPOLITAN LIFE INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

value less expected disposition costs. Income from discontinued real estate operations, net of income tax, was $65 million, $20 million and $19 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   The carrying value of real estate related to discontinued operations was $1 million and $180 million at December 31, 2011 and 2010, respectively.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.8 billion, $2.7 billion and $3.0 billion for the years ended December 31, 2011, 2010 and 2009, respectively. The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.6 billion, $1.2 billion and $1.1 billion for the years ended December 31, 2011, 2010 and 2009, respectively, and were reimbursed to the Company by these affiliates. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                           2011     2010    2009
  -                                                       ------   ------  ------
                                                             (IN MILLIONS)
  Compensation........................................... $1,823   $1,770  $2,255
  Pension, postretirement & postemployment benefit costs.   (10)       --      --
  Commissions............................................    905      801     638
  Volume-related costs...................................  (328)    (269)   (284)
  Professional services..................................  (122)     (18)      --
  Rent...................................................   (36)     (28)      --
  Other..................................................  (993)    (745)   (718)
                                                          ------   ------  ------
   Total other expenses.................................. $1,239   $1,511  $1,891
                                                          ======   ======  ======

   Revenues received from affiliates related to these agreements were recorded as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2011     2010    2009
     -                                                       ----     ----    ----
                                                             (IN MILLIONS)
     Universal life and investment-type product policy fees.  $94      $84     $55
     Other revenues.........................................  $46      $34     $22

   The Company had net payables to affiliates of $238 million and $243 million at December 31, 2011 and 2010, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note
9. See Notes 3, 8 and 11 for additional related party transactions.

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

     The following financial statements comprising each of the Subaccounts of the Separate Account are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:


      Statements of Assets and Liabilities at December 31, 2011.

      Statements of Operations for the year ended December 31, 2011.

      Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010.

      Notes to the Financial Statements.


      The following consolidated financial statements of the Company are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:


      Consolidated Balance Sheets as of December 31, 2011 and 2010.

      Consolidated Statements of Income for the years ended December 31, 2011, 2010 and 2009.

      Consolidated Statements of Stockholder's Equity for the years ended December 31, 2011, 2010 and 2009.

      Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009.

      Notes to the Consolidated Financial Statements.



      The following consolidated financial statements of the Metropolitan Life Insurance Company, as a party to a Net Worth Maintenance Agreement with the Company are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:



      Consolidated Balance Sheets as of December 31, 2011 and 2010.

      Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009.

      Consolidated Statements of Equity for the years ended December 31, 2011, 2010 and 2009.

      Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009.

      Notes to the Consolidated Financial Statements.


(b) Exhibits

      (1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Annuity Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

      (2) None.

      (3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

      (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

      (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to the Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

      (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

      (v) Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) is incorporated herein by reference to Registration Statement No. 12 on Form N-4 (No. 333-51676) filed on April 26, 2006.

      (4) (i) Form of Variable Annuity Contract is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

                                      III-1

      (ii) Forms of Endorsements: (Enhanced Dollar Cost Averaging Rider; Three Month Market Entry Rider; Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider; Waiver of Withdrawal Charge for Terminal Illness Rider; Fixed Account Rider for Variable Annuity; Additional Death Benefit Rider [-Earnings Preservation Benefit]; Death Benefit Rider [-Greater of Annual Step-up or 5% Annual decrease]; Death Benefit Rider [-Return of Purchase Payments]; Death Benefit Rider [-Annual Step-up]; Guaranteed Minimum Income Benefit [-Living Benefit]; and Purchase Payment Credit) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

      (iii) Form of Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

      (iv) Forms of Endorsements: Fixed Account Rider for Variable Annuity, NEL-500 (05/01; Enhanced Dollar Cost Averaging Rider, NEL-510 (05/01); Three Month Market Entry Rider, NEL 520 (05/01); Death Benefit Rider [-Return of Purchase Payments], NEL-530 (05/01); Death Benefit Rider [-Greater of Annual Step-up or 5% Annual Increase], NEL-540 (05/01); Death Benefit Rider [-Annual Step-up], NEL-550 (05/01); Guaranteed Minimum Income Benefit Rider [-Living Benefit], NEL-560 (05/01); Additional Death Benefit Rider [-Earnings Preservation Benefit], NEL-570 (05/01); Purchase Payment Credit Rider NEL-580 (05/01); Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider, NEL-590 (05/01); Waiver of Withdrawal Charge for Terminal Illness Rider, NEL-595 (05/01); Individual Retirement Annuity Endorsement, NEL-408 (05/01); Roth Individual Retirement Annuity Endorsement, NEL-446 (05/01); 401 Plan Endorsement, NEL-401 (05/01); Tax Sheltered Annuity Endorsement NEL-398 (05/01); Waiver of Withdrawal Charge for Disability Rider VE-6 (05/01); and Unisex Annuity Rates Rider, VE-9 (05/01)) are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

      (v) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

      (vi) Form of Endorsement: Guaranteed Minimum Income Benefit Rider -- Living Benefit (NEL-560-1(03/03)) and Individual Retirement Annuity Endorsement (NEL-408.2(9/02)) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

      (vii) Form of Guaranteed Withdrawal Benefit Rider NEL-690-1(7/04) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 19, 2004.

      (viii) Form of Contract Schedule [Bonus, Standard, C, L, or P] V-05/01-2 (7/04) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 16, 2004.

      (ix) Form of Endorsements: Enhanced Dollar Cost Averaging Rider
      NEL 510-1 (5/05) and Three Month Market Entry Rider NEL-520 (05/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (x) Guaranteed Minimum Income Benefit Rider -- Living Benefit (Predictor
      Plus) NEL 560-2 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (xi) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-3 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (xii) Guaranteed Minimum Accumulation Benefit Rider - Living Benefit NEL-670-1 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

      (xiii) Guaranteed Withdrawal Benefit Rider NEL-690-2 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

      (xiv) Guaranteed Withdrawal Benefit Endorsement NEL-GWB-E (11/05)-E is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

      (xv) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-4 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 26, 2005.

      (xvi) Designated Beneficiary Non-Qualified Annuity Endorsement NEL-NQ-1 (11/05)-I is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 333-51676) filed on September 22, 2005.

      (xvii) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-5 (6/06) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

      (xviii) Lifetime Guaranteed withdrawal Benefit Rider - Living Benefit NEL-690-3(6/06) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

      (xix) Guaranteed Minimum Death Benefit Rider NEL-640-1 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.

      (xx) Form of Contract Schedule is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on
      N-4 (No.333-51676) filed on April 22, 2008.

      (xxi) Guaranteed Minimum Income Benefit Rider -- Living Benefit NEL-560-4 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.

      (xxii) Lifetime Guaranteed Withdrawal Benefit Rider NL-690-4 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.


      (xxiii) Spousal Continuation Endorsement NL-GMTB(2-10)-E is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (333-51676) filed on April 22, 2010.



      (xxiv) Form of Tax-Sheltered Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (333-51676) filed on April 22, 2011.



      (xxv) Form of 401(a)/403(a) Plan Endorsement NL-401-3 (5/11) (filed herewith)


      (5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

      (ii) Form of Application (NEA APP-1-02) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2002.

      (iii) Form of Application (NEA APP-1-02) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

      (iv) Forms of Variable Annuity Application: NEA APP-6-04 05/04 and NEA APP-NY-04 05/04 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 19, 2004.

      (v) Form of Application AFS-APP (01/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (vi) Form of Application AFS-APP (11/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 26, 2005.

      (vii) Form of Application AFS-APPC (NEA CPN APP (01/05) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

      (viii) Form of Application AFS APP (GMDB (04/08)) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.

      (6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

      (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

      (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

      (iv) Amended and Restated By-Laws of Depositor (effective March 16,2001) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2001.

      (7) (a) Form of Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No. , effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.


      (b) Amendments 1-4 to the Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company, Ltd. (filed herewith)

      (c) Amended and Restated Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company, Ltd. (filed herewith)


      (8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 2-80751) filed on April 6, 2000.

      (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

      (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.


      (iv) (a) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.



      (b) Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 22, 2011.



      (v) (a) Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 is incorporated herein by reference to the initial Registration Statement of the New England Variable Life Separate Account on Form S-6 (No. 333-73676) filed on November 19, 2001.

      (b) First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 as amended on May 1, 2009 is Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 21, 2009.



      (c) Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (effective April 30, 2010) (filed herewith)


      (vi) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.

      (vii) Net Worth maintenance Agreement is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on
      Form N-4 (No. 333-51676) filed on April 26, 2006.

      (viii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers LLC, MetLife Securities, Inc. and New England Life Insurance Company dated April 30, 2007 is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 20, 2007.

      (ix) (a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2008.


      (b) Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (effective April 30, 2010) (filed herewith)

      (9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.


      (10) Consent of Independent Registered Public Accounting Firm (filed herewith).


      (11) None

      (12) None

      (13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.


     (14) (a) Powers of Attorney for Peter M. Carlson, Michael K. Farrell, Todd
     B. Katz, Gene L. Lunman, Catherine M. Richmond are incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (333-51676) filed on April 22, 2010.


     (b) Power of Attorney for Anne M. Belden is incorporated herein by reference to the Registration Statement Post-Effective Amendment No. 22 (No. 333-51676) filed on April 22, 2011.


ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS       POSITIONS AND OFFICES WITH DEPOSITOR

Michael K. Farrell(3)                     Chairman of the Board, President,
Chief Executive Officer and Director
Peter M. Carlson(2)                       Executive Vice President, Chief
Accounting Officer and Director
Todd B. Katz(6)                           Director
Gene L. Lunman(4)                         Director
Catherine M. Richmond(6)                  Director

Isaac Torres(2)                     Vice President and Secretary

Alan C. Leland, Jr.(1)              Senior Vice President

Steven J. Brash(2)                  Senior Vice President and
                                    Tax Director

Robin Lenna(9)                      Executive Vice President

Marlene Beverly Debel(2)            Senior Vice President and Treasurer

William D. Cammarata(6)             Senior Vice President

Marie C. Swift(1)                   Vice President, Counsel and
                                    Assistant Secretary

Anne M. Belden(8)                   Vice President (principal financial
                                    officer)

Bennett Kleinberg(4)                Vice President and Senior Actuary

Jonathan L. Rosenthal(3)            Senior Vice President and Chief Hedging
                                    Officer

Andrew Kaniuk(7)                    Vice President and Senior Actuary



(1) New England Financial, 501 Boylston Street, Boston, MA 02116

(2) MetLife, 1095 Avenue of Americas, New York, NY 10036

(3) 10 Park Avenue, Morristown, NJ 07962

(4) 1300 Hall Boulevard, Bloomfield, CT 06002

(5) 177 South Commons Drive, Aurora, IL 60504

(6) 18210 Crane Nest Drive, Tampa, FL 33647

(7) 501 Route 22, Bridgewater, NJ 08807


(8) 1 MetLife Plaza, 27-01 Queens Plaza North, Long Island City, NY 11101

(9) 200 Park Ave. New York, NY 10166



ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT


The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance law. New England Life Insurance Company is a wholly-owned subsidiary of Metropolitan Life Insurance Company, which is organized under the laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by MetLife Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2011

The  following  is  a list  of  subsidiaries  of MetLife,   Inc.  updated  as of
December 31, 2011.   Those  entities   which are  listed at  the left  margin
(labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and .01% general partnership is held by 1320 GP LLC

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 68.6071% is held by MetLife Chile Inversiones Limitada, 31.3898% is held by Inversiones Interamericana S.A. and .0031% by International Technical & Advisory Services.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and .000002% by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)


      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings, LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Advisors Company, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

            a) Deniz Emeklilik ve Hayat A.S. (Turkey) - 99.86% of Deniz Emeklilik ve Hayat A.S. is owned by American Life Hayat Sigorta A.S., .0000000004% by ALICO and the remaining interests are owned by third parties

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico pojist'ovna a.s. (Czech Republic)

      12.   MetLife S.A. (France)

            a) Hestis S.A.S. (France) - 66.06% of Hestis S.A.S. is owned by ALICO and the remaining interests are owned by third parties.

            b)    MetLife Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      15.   ALICO Life International Limited (Ireland)

      16.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      17. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland) - 95.74% of AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. is owned by ALICO and 4.26% by MetLife Worldwide Holdings, Inc.

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      18. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining .000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.L. (Romania)

      19.   International Investment Holding Company Limited (Russia)

      20.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      21.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by American Life Insurance Company and the remaining .04% is owned by International Technical and Advisory Services Limited.

      22.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      23.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      24.   ALICO Management Services Limited (United Kingdom)

      25.   ZEUS Administration Services Limited (United Kingdom)

      26.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      27. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by American Life Insurance Company, .0005% is owned by International Technical and Advisory Services Limited and the remaining .0005% is owned by Borderland Investment Limited.

      28.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      29.   International Technical and Advisory Services Limited (USA-Delaware)

      30.   International Services Incorporated (USA-Delaware)

      31.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      32. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      33. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      34. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      35. Inversiones Interamericana S.A. (Chile) 99.9850% of Inversiones Interamericana S.A. is owned by ALICO and .0150% by International Technical & Advisory Services.

            a) ALICO Costa Rica S.A. (Costa Rica) - 99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and 1% by La Interamericana Compania de Seguros de Vida S.A.

            b) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      36. ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by American Life Insurance Company and .000002% is owned by International Technical and Advisory Services Limited.

      37.   ALICO Services, Inc. (Panama)

      38. American Life and General Insurance Company (Trinidad & Tobago) Ltd. (Trinidad and Tobago) - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a) ALGICO Properties, Ltd. (Trinidad & Tobago) - 99.99994% of ALGICO Properties, Ltd. is owned by American Life and General Insurance Company (Trinidad & Tobago), .00003% is owned by American Life Insurance Company and the remaining .00003% is owned by third parties.

            b)    Eleven Dee, LTD. (Trinidad & Tobago)

      39.   MetLife Seguros de Vida, S.A. (Uruguay)

      40. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

      41.   Global Properties, Inc. (USA-Delaware)

      42.   Alpha Properties, Inc. (USA-Delaware)

      43.   Beta Properties, Inc. (USA-Delaware)

      44.   Delta Properties Japan, Inc. (USA-Delaware)

      45.   Epsilon Properties Japan, Inc. (USA)

      46.   Iris Properties, Inc. (USA-Delaware)

      47.   Kappa Properties Japan, Inc. (USA-Delaware)

      48.   MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

            a)    MetLife Global Holding Company II GmbH (Swiss II)
                  (Switzerland)

                  i)    MetLife EU Holding Company Limited (Ireland)

      49.   MetLife ALICO Preparatory Company KK (Japan)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU affiliated members.

ITEM 27. NUMBER OF CONTRACTOWNERS


     As of January 31, 2012, there were 52,183 owners of tax-qualified contracts and 20,289 owners of non-qualified contracts offered by the Registrant (New England Variable Annuity Separate Account).


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) New England Securities Corporation also serves as principal underwriter for:

      New England Variable Annuity Fund I
      New England Variable Life Separate Account
      New England Life Retirement Investment Account
      Metropolitan Life Separate Account E

      (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:


              NAME                           POSITIONS AND OFFICES WITH
                                                PRINCIPAL UNDERWRITER
John J. Brett(3)                     Director, Chairman of the Board and President

Craig Markham(5)                     Director and Chief Operating Officer

William J. Toppeta(2)                Director

Margaret C. Fechtmann(2)             Director

Virgelan E. Aquino(3)                Vice President

Marc A. Cohn(2)                      Vice President and Chief Compliance Officer-Investment Advisor

Richard J. Barquist(2)               Vice President

Robert Begun(3)                      Vice President

Thomas Bauer(6)                      Vice President

Timothy J. McLinden(2)               Vice President

Dennis J. Damaschke(6)               Vice President

Andre T. Carrier(6)                  Vice President

Ken Kandigian(7)                     Vice President

Kathleen J. Schoos(8)                Vice President

Charles E. Fuller(3)                 Vice President

Jeffrey P. Halperin(2)               Vice President

Donald R. Kaplan(9)                  Vice President and Chief Compliance Officer-Broker Dealer

Rebecca Chiccino Kovatch(1)          Vice President

Peter J. Renna(2)                    Vice President

John G. Martinez(3)                  Vice President and Financial and Operations Principal

Jeffrey A. Wilk(3)                   Vice President

Isaac Torres(2)                      Clerk and Secretary

Marlene Beverly Debel(2)             Treasurer


Principal Business Address:

(1)    New England Life Insurance Company--501 Boylston Street, Boston, MA 02117
(2)    MetLife--1095 Avenue of Americas, New York, NY 10036

(3)    MetLife--485-E US Highway 1 South, 4th Floor, Iselin, NJ 08830


(4)    MetLife--4700 Westown Pkwy-1 Suite 200, West Des Moines, IA 50266


(5)    General American Life Insurance Company--13045 Tesson Ferry Rd.,
                    St. Louis, MO, 63128

(6)    MetLife--300 Davidson Avenue,Somerset, NJ 08873


(7)    MetLife--501 Route 22, Bridgewater, NJ 08807



(8)    MetLife--700 Quaker Lane, Warwick, RI 02886


(10)  10 Park Avenue, Morristown, NJ 07962

      (c)


         (1)                (2)            (3)          (4)          (5)
                            NET
       NAME OF         UNDERWRITING
      PRINCIPAL        DISCOUNTS AND  COMPENSATION    BROKERAGE
     UNDERWRITER        COMMISSIONS   ON REDEMPTION  COMMISSIONS  COMPENSATION

New England Securities
Corporation             $11,786,907        $0          $0            $0



Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

      (a) Registrant

      (b) State Street Bank & Trust Company 225 Franklin Street Boston, Massachusetts 02110


      (c) New England Securities Corporation 1095 Avenue of the Americas, New York, NY 10036


      (d) New England Life Insurance Company 501 Boylston Street Boston, Massachusetts 02116

ITEM 31. MANAGEMENT SERVICES

      Not applicable

ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

      (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

      (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

      (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

      New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 25th day of April, 2012.

                                 New England Variable Annuity Separate Account
                                                    (Registrant)

                                 By: New England Life Insurance Company
                                                    (Depositor)

                                 By:  /s/ Marie C. Swift
                                      ----------------------------------------
                                      Marie C. Swift, Esq.
                                      Vice President and Counsel

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 25th day of April, 2012.

                                             New England Life Insurance Company

                                             By:  /s/ Marie C. Swift
                                                  -----------------------------
                                                  Marie C. Swift, Esq.
                                                  Vice President and Counsel

   As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 25, 2012.

        SIGNATURE                               TITLE

/s/ Michael K. Farrell*           Chairman of the Board, President,
---------------------------     Chief Executive Officer and Director
Michael K. Farrell

/s/ Gene L. Lunman*                           Director
---------------------------
Gene L. Lunman

/s/ Catherine M. Richmond*                    Director
---------------------------
Catherine M. Richmond

/s/ Peter M. Carlson*                 Executive Vice President,
---------------------------     Chief Accounting Officer and Director
Peter M. Carlson

/s/ Todd B. Katz*                Director
--------------------
Todd B. Katz

/s/ Anne M. Belden*           Vice President
--------------------   (principal financial officer)
Anne M. Belden

By:  /s/ Michele H. Abate
     -------------------------
     Michele H. Abate
     Attorney-in-fact
     April 25, 2012

* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (333-51676) filed on April 22, 2010 and to the power of attorney for Anne M. Belden which is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (333-51676) filed on April 22, 2011.

                               INDEX TO EXHIBITS

4(xxv)  Form of 401(a)/403(a) Plan Endorsement

7(b) Amendments 1-4 to the Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company, Ltd.

7(c) Amended and Restated Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company, Ltd.

8(v)(c) Amendment to Participation Agreement among Met Investors Series Trust,
        MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company

8(ix)(b)Amendment to Participation Agreement among Metropolitan Series Fund,
        Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche, LLP)